UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS
(Exact name of Registrant as specified in charter)
(formerly, the TIAA-CREF Institutional Mutual Funds)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2008

Item 1. Reports to Stockholders.

TIAA CREF

FINANCIAL SERVICES
FOR THE GREATER GOOD®

90 YEARS OF SERVING YOU | 1918 2008

2008 ANNUAL REPORT

TIAA-CREF
INSTITUTIONAL MUTUAL FUNDS

SEPTEMBER 30, 2008

Audited financial statements

Growth Equity

Growth & Income

International Equity

Large-Cap Growth

Large-Cap Value

Mid-Cap Growth

Mid-Cap Value

Small-Cap Equity

Large-Cap Growth Index

Large-Cap Value Index

Equity Index

S&P 500 Index

Mid-Cap Growth Index

Mid-Cap Value Index

Mid-Cap Blend Index

Small-Cap Growth Index

Small-Cap Value Index

Small-Cap Blend Index

International Equity Index

Enhanced International Equity Index

Enhanced Large-Cap Growth Index

Enhanced Large-Cap Value Index

Social Choice Equity

Real Estate Securities

Managed Allocation II

Bond

Bond Plus II

Short-Term Bond II

High-Yield II

Tax-Exempt Bond II

Inflation-Linked Bond

Money Market

UNDERSTANDING YOUR REPORT FROM TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

This report contains information about the holdings and investment performance of all three share classes of the TIAA-CREF Institutional Mutual Funds for the period that ended September 30, 2008. The report contains five main sections:

•	The performance overview on the inside front cover shows the funds’ returns over a variety of time periods.

•

The report to investors from Edward Grzybowski, the chief investment officer of Teachers Advisors, Inc., the funds’ investment adviser, explains how returns from the major asset classes differed over the twelve-month period.

•

The fund performance section compares each fund’s return with the returns of that fund’s benchmark index and peer group. This section also provides fund statistics at a glance, as well as detailed information about portfolio composition, expenses and risks.

•

The summary portfolios of investments list the types of securities and industries in which each fund had investments as of September 30, 2008, and the largest individual holdings the fund held on that date.

•	The financial statements contain information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2776 for the Institutional or Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

PERFORMANCE OVERVIEW AS OF SEPTEMBER 30, 2008

The performance of some of the TIAA-CREF Institutional Mutual Funds may have been adversely affected by recent market conditions subsequent to the period covered by this report. Please visit tiaa-cref.org for current performance information.

	Total return	Average annual total return

Fund Class (inception)	1 year	5 years		since fund inception

EQUITIES
Growth Equity Fund
Institutional Class (7/1/99)*	–21.00%	4.21%		–3.43%

Growth & Income Fund
Institutional Class (7/1/99)*	–17.64	8.05		0.98
Retirement Class (10/1/02)*	–17.82	7.73		0.78	†
Retail Class (3/31/06)	–17.78	8.06	†	0.99	†

International Equity Fund‡
Institutional Class (7/1/99)*	–33.50	10.07		4.37
Retirement Class (10/1/02)*	–33.64	9.48		4.00	†
Retail Class (3/31/06)	–33.62	10.47	†	4.57	†

Large-Cap Growth Fund
Institutional Class (3/31/06)	–21.14	—		–1.86
Retirement Class (3/31/06)	–21.45	—		–2.15
Retail Class (3/31/06)	–21.40	—		–2.06

Large-Cap Value Fund
Institutional Class (10/1/02)*	–26.78	6.66		9.16
Retirement Class (10/1/02)*	–26.99	6.35		8.91
Retail Class (10/1/02)*	–26.87	6.48		8.96

Mid-Cap Growth Fund
Institutional Class (10/1/02)*	–24.33	6.67		11.40
Retirement Class (10/1/02)*	–24.56	6.36		11.08
Retail Class (10/1/02)*	–24.46	6.42		11.12

Mid-Cap Value Fund
Institutional Class (10/1/02)*	–22.03	11.20		14.16
Retirement Class (10/1/02)*	–22.25	10.86		13.82
Retail Class (10/1/02)*	–22.09	10.96		13.91

Small-Cap Equity Fund‡
Institutional Class (10/1/02)*	–15.23	7.20		11.39
Retirement Class (10/1/02)*	–15.39	6.91		11.08
Retail Class (10/1/02)*	–15.37	7.04		11.23

Large-Cap Growth Index Fund
Institutional Class (10/1/02)*	–20.96	3.59		6.31
Retirement Class (10/1/02)*	–21.13	3.30		5.99

Large-Cap Value Index Fund
Institutional Class (10/1/02)*	–23.58	6.99		9.03
Retirement Class (10/1/02)*	–23.77	6.69		8.71

	Total return	Average annual total return

Fund Class (inception)	1 year	5 years		since fund inception

Equity Index Fund
Institutional Class (7/1/99)*	–21.43%	5.64%		0.59%
Retirement Class (3/31/06)	–21.71	5.52	†	0.53	†
Retail Class (3/31/06)	–21.53	5.59	†	0.56	†

S&P 500 Index Fund
Institutional Class (10/1/02)*	–21.93	5.09		7.34
Retirement Class (10/1/02)*	–22.11	4.77		7.02

Mid-Cap Growth Index Fund
Institutional Class (10/1/02)*	–24.41	6.45		10.83
Retirement Class (10/1/02)*	–24.55	6.14		10.50

Mid-Cap Value Index Fund
Institutional Class (10/1/02)*	–20.38	9.90		12.27
Retirement Class (10/1/02)*	–20.60	9.59		11.94

Mid-Cap Blend Index Fund
Institutional Class (10/1/02)*	–22.20	8.54		11.73
Retirement Class (10/1/02)*	–22.40	8.22		11.40

Small-Cap Growth Index Fund‡
Institutional Class (10/1/02)*	–16.66	6.63		11.53
Retirement Class (10/1/02)*	–16.82	7.55		12.27

Small-Cap Value Index Fund‡
Institutional Class (10/1/02)*	–11.82	9.48		12.54
Retirement Class (10/1/02)*	–12.08	9.22		12.27

Small-Cap Blend Index Fund‡
Institutional Class (10/1/02)*	–14.07	8.15		12.10
Retirement Class (10/1/02)*	–14.34	7.87		11.81

International Equity Index Fund‡
Institutional Class (10/1/02)*	–29.23	10.04		12.40
Retirement Class (10/1/02)*	–29.44	9.71		12.05

			Total return

			since inception

Enhanced International Equity Index Fund‡
Institutional Class (11/30/07)				–31.42%

Enhanced Large-Cap Growth Index Fund
Institutional Class (11/30/07)				–19.95

Enhanced Large-Cap Value Index Fund
Institutional Class (11/30/07)				–19.51

	Total return	Average annual total return

Fund Class (inception)	1 year	5 years		since fund inception

Social Choice Equity Fund
Institutional Class (7/1/99)*	–18.81%	6.06%		0.75%
Retirement Class (10/1/02)*	–19.02	5.70		0.52	†
Retail Class (3/31/06)	–18.81	6.01	†	0.72	†

Real Estate Securities Fund
Institutional Class (10/1/02)*	–13.54	11.56		14.60
Retirement Class (10/1/02)*	–13.76	11.36		14.43
Retail Class (10/1/02)*	–13.66	11.43		14.45

EQUITIES AND FIXED INCOME
Managed Allocation Fund II
Institutional Class (3/31/06)	–16.92	—		–1.04
Retirement Class (3/31/06)	–17.10	—		–1.30
Retail Class (3/31/06)	–16.89	—		–1.05

FIXED INCOME
Bond Fund
Institutional Class (7/1/99)*	2.06	3.29		5.55
Retirement Class (3/31/06)	1.87	3.17	†	5.48	†
Retail Class (3/31/06)	2.08	3.24	†	5.52	†

Bond Plus Fund II
Institutional Class (3/31/06)	–1.18	—		2.60
Retirement Class (3/31/06)	–1.49	—		2.38
Retail Class (3/31/06)	–1.26	—		2.52

Short-Term Bond Fund II
Institutional Class (3/31/06)	1.88	—		3.83
Retirement Class (3/31/06)	1.56	—		3.57
Retail Class (3/31/06)	1.71	—		3.72

High-Yield Fund II‡
Institutional Class (3/31/06)	–8.15	—		0.67
Retirement Class (3/31/06)	–8.45	—		0.39
Retail Class (3/31/06)	–8.28	—		0.60

Tax-Exempt Bond Fund II
Institutional Class (3/31/06)	–0.87	—		2.45
Retail Class (3/31/06)	–0.90	—		2.39

Inflation-Linked Bond Fund
Institutional Class (10/1/02)*	6.20	4.97		5.38
Retirement Class (3/31/06)	5.95	4.90	†	5.32	†
Retail Class (10/1/02)*	6.11	4.84		5.25

	Total return	Average annual total return

Fund Class (inception)	1 year	5 years		since fund inception

MONEY MARKET FUND§
Institutional Class (7/1/99)*	3.51%	3.46%		3.57%
Retirement Class (3/31/06)	3.25	3.34	†	3.50	†
Retail Class (3/31/06)	3.43	3.42	†	3.54	†

Net annualized yield
(7-day period ended 9/30/08)		current		effective
Money Market Fund§ – Institutional Class		2.51%		2.54%
Money Market Fund§ – Retirement Class		2.26		2.29
Money Market Fund§ – Retail Class		2.42		2.44

*

The performance shown is computed from the inception date (the date on which the class became publicly available) of the Institutional, Retirement or Retail Class (as applicable). Previously, performance for these classes was computed from the net asset value per share on the day prior to the inception date.

†

The performance shown for the Retirement and Retail classes that is prior to their inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

‡	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

§

Investments in the TIAA-CREF Institutional Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency (not including the fund’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds). Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The current yield more closely reflects current earnings than does the total return.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

MORE INFORMATION FOR INVESTORS

PORTFOLIO HOLDINGS

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about fund performance allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The funds file complete portfolio listings with the SEC and they are available to the public.

          You can obtain a complete list of the TIAA-CREF Institutional Mutual Funds’ holdings (called “TIAA-CREF Institutional Mutual Funds Schedules of Investments”) as of the most recently completed fiscal quarter (currently for the period ended September 30, 2008) in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Institutional Mutual Funds’ holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or

•	At the SEC’s Public Reference Room. (Call 202 551-8090 for more information.)

PROXY VOTING

TIAA-CREF Institutional Mutual Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at sec.gov. You can also call us at 800 842-2776 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2776.

FUND MANAGEMENT

The TIAA-CREF Institutional Mutual Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

Edward J. Grzybowski Chief Investment Officer Teachers Advisors, Inc.

REPORT TO INVESTORS

After delivering outsized gains during the previous twelve-month period, both U.S. and foreign stocks posted losses for the twelve months ended September 30, 2008. The Russell 3000® Index, which measures the broad U.S. market, declined 21.5%, while the MSCI EAFE® Index, which measures 21 foreign markets, dropped 30.5% in terms of dollars.

          The decline among U.S. stocks was broad-based, with eleven of the twelve industry sectors of the Russell 3000 recording double-digit losses. The index is dominated by three sectors—financials, technology and consumer discretionary—that make up more than 40% of its total market value. During the period, these sectors fell 33.5%, 23.4% and 20.4%, respectively.

Bonds gain as investors seek safety

During the period, continued turbulence in the mortgage-backed securities market and the failure of Lehman Brothers, one of the world’s leading investment banks, sent many investors seeking the safety of investment-grade bonds.

          The Lehman Brothers U.S. Aggregate Index, which measures the performance of investment-grade bonds, returned 3.7% for the twelve months, while the Lehman Brothers U.S. Treasury Inflation-Protected Securities Index returned 6.2%.

          Three of our six fixed-income funds scored gains, with positive returns for the Institutional Class ranging from 1.9% for the Short-Term Bond Fund II to 6.2% for the Inflation-Linked Bond Fund. The Tax-Exempt Bond Fund II posted a loss of 0.9%, and the Bond Plus Fund II lost 1.2%. The High-Yield Fund II recorded a loss of 8.2%, but that was smaller than the loss of any of our funds that invest in stocks.

          Returns for the 21 equity funds that were in operation for the full period (three funds were launched on November 30, 2007) varied from –33.5% for the International Equity Fund to –13.5% for the Real Estate Securities Fund.

          The Managed Allocation Fund II posted a return of –16.9%, while the Social Choice Equity Fund, which screens investments based on certain social criteria, returned –18.8%.

Small-cap stocks hold up best

Economic growth in the United States slowed dramatically, from 4.9% in the third quarter of 2007 to –0.3% in the third quarter of 2008. In response to the economic slowdown, the Federal Reserve cut the federal funds rate six times during the period, reducing it from 4.75% to 2.00%. The Fed also addressed problems in the credit market by making more cash available in a number of ways.

          Economic downturns normally favor large-cap companies, which are generally better able to withstand them. During the first half of the period, stocks of large caps did hold up better than small- and mid-cap stocks. However, as the credit crisis deepened, large-cap stocks also underperformed.

          For the twelve months, the small-cap stocks of the Russell 2000® Index lost 14.5%, while the Russell Midcap® Index declined 22.4% and the Russell 1000® Index, which measures large-cap stocks, declined 22.1%.

          Many of the large-cap companies that performed best either received the majority of their revenues from overseas, as Microsoft does (its stock lost just 8.1%), or provided staple consumer products, which sell well even in a recession. Of the five largest stocks in the Russell 3000, only Procter & Gamble and Johnson & Johnson posted gains (1.3% and 8.2%, respectively).

Government guarantees money market funds

On September 29, 2008, the U.S. Department of the Treasury established a voluntary program to guarantee eligible money market funds. Our Money Market Fund is participating in the government’s program, which insures assets held in participating funds as of the close of business on September 19, 2008. The program will exist for three months, after which the Secretary of the Treasury has the option of extending it for up to an additional nine months. Please see page 69 of this report. Further details about the program can be found at treas.gov and in the funds’ prospectus.

/s/Edward J. Grzybowski
Edward J. Grzybowski
Chief Investment Officer
Teachers Advisors, Inc.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	3

ABOUT THE FUNDS’ BENCHMARKS

EQUITY INDEXES

BROAD-MARKET INDEX

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

LARGE-CAP INDEXES

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The MSCI EAFE® (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 21 developed countries outside North America.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

MID-CAP INDEXES

The Russell Midcap® Index measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization.

The Russell Midcap Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/book ratios.

The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/book ratios.

SMALL-CAP INDEXES

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

The Russell 2000 Growth Index is a subset of the Russell 2000 Index, which measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization. The Russell 2000 Growth Index measures the performance of those stocks of the Russell 2000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 2000 Value Index is a subset of the Russell 2000 Index, which measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization. The Russell 2000 Value Index measures the performance of those stocks of the Russell 2000 Index with lower relative forecasted growth rates and price/book ratios.

SPECIALTY EQUITY INDEX

The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies.

FIXED-INCOME INDEXES

The Lehman Brothers U.S. Aggregate Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Lehman Brothers U.S. Government/Credit (1–5 Year) Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.

The Merrill Lynch BB/B Cash Pay Issuer Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Lehman Brothers 10-Year Municipal Bond Index measures the performance of long-term, tax-exempt bonds. These bonds must have a minimum credit rating of Baa3/BBB-/BBB+, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index measures the performance of fixed-income securities with fixed-rate coupon payments whose payments are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in any index.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. EAFE is a trademark of MSCI, Inc. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

4	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

SPECIAL TERMS

Agency securities are bonds issued by U.S. government–backed entities such as Fannie Mae.

Asset-backed securities are bonds backed by loans or by the outstanding amounts owed to a bank, credit card company or other lender.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or the S&P 500® Index, whose performance can be used as a standard by which to judge the performance of a fund.

Commercial paper refers to short-term debt obligations issued to investors by banks, corporations or other borrowers. Maturities range from 1 to 270 days.

Emerging markets are countries with relatively low per-capita income levels and above-average economic growth rates or prospects for growth.

Expense ratio is a measure of the annual amount that investors pay for the management of a mutual fund. It is expressed as a percentage of the fund’s average net assets and does not include front-end or back-end sales charges, if any, or trading costs.

Market capitalization is the total value of a company’s outstanding stock, calculated by multiplying the number of outstanding shares by the current market price per share.

Maturity date is the date on which the principal amount of a note, bond or other debt instrument becomes due or payable.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by Ginnie Mae, Fannie Mae or other federal entities.

Overweight holding is a security that forms a larger percentage of a fund, in terms of market capitalization, than that security’s percentage of the benchmark.

Peer groups are groupings of mutual funds with similar objectives whose performance can be compared with that of an individual mutual fund with a similar objective.

Portfolio turnover rate is calculated by dividing the market value of securities bought or sold during a given period by the average value of the fund’s assets during that period.

Price/earnings (P/E) ratio is calculated by dividing the market value of a portfolio’s assets by its earnings per share over a twelve-month period.

Relative performance is the return of a fund in relation to that of its benchmark.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Standard deviation measures how much the returns of a stock or a group of stocks vary from their mean return.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security that forms a smaller percentage of a fund, in terms of market capitalization, than that security’s percentage of the benchmark.

IMPORTANT INFORMATION ABOUT EXPENSES

The expenses paid by shareholders of a mutual fund fall into two categories. For the TIAA-CREF Institutional Mutual Funds, these expenses are as follows:

•

Transaction costs: Although shareholders do not incur sales charges (loads) on purchases, on reinvested dividends or on other distributions, they may incur redemption fees on certain transactions in some funds. Please see the prospectus for details.

•	Ongoing costs: All shareholders incur these costs, which include management fees and other fund expenses.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples assume $1,000 was invested on April 1, 2008, and held for six months until September 30, 2008.

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee waiver and/or reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical fund values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	5

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, growth investing risk, style risk, large-cap risk, reorganization risk and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol Institutional Class	TIEQX
Fund net assets	$276.88 million
Number of holdings	76
Portfolio turnover rate	224%
Weighted median market capitalization	$31.9 billion
P/E ratio (weighted 12-month trailing average)	19.1
Dividend yield	1.04%

PORTFOLIO COMPOSITION

% of portfolio investments

Technology	36.1
Consumer products & services	17.9
Health care	14.5
Financial	12.7
Manufacturing & materials	12.2
Energy	6.6

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Growth Equity Fund returned –21.00% for the Institutional Class, compared with the –20.88% return of its benchmark, the Russell 1000® Growth Index, and the –23.22% average return of the fund’s peer group, the Morningstar Large Growth category.

Large-cap growth fares better than the broad market

During the twelve-month period, the large-cap growth category held up slightly better than the broad U.S. stock market, which fell 21.52%, as measured by the Russell 3000® Index. Large-cap value issues declined 23.56% for the twelve-month period. Large-cap growth stocks outpaced the –24.65% return of mid-cap growth issues but lagged the –17.07% return of small-cap growth stocks. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Over the last decade, large-cap growth stocks significantly lagged value issues in the same size category. For the ten years ended September 30, 2008, the Russell 1000 Growth Index posted an average annual return of 0.59%—nearly five percentage points less than the 5.55% average annual return of the Russell 1000 Value Index. The broader Russell 3000 Index posted an average annual return of 3.80% over the same period.

Declines in largest sectors drive down the benchmark

For the period, all twelve sectors of the Russell 1000 Growth Index recorded negative returns, with eleven showing double-digit declines. The benchmark’s two largest sectors in terms of market capitalization—technology and consumer discretionary—were the largest detractors from performance.

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Growth Equity Fund	1 year	5 years	since inception

Institutional Class (inception: 7/1/1999)*	–21.00%	4.21%	–3.43%
Russell 1000 Growth Index†	–20.88	3.73	–3.03
Morningstar Large Growth	–23.22	3.96	–1.28

Total annual fund operating expenses: Institutional Class, 0.15%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional Class is computed from the inception date (the date on which the class became publicly available). Previously, performance for this class was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

6	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

          Technology, which made up more than 20% of the benchmark at the end of the period, fell 21.8%. The consumer discretionary and “other energy” sectors dropped 20.8% and 22.2%, respectively. Consumer staples, the best-performing sector in the index, declined 3.2%, as consumer confidence and spending pulled back over the past twelve months.

Stock selections dampen the fund’s relative return

The fund modestly underperformed its benchmark because of several stock selections that resulted in outsized losses. These included overweight positions in energy contractor Nabors Industries, drugmaker Merck and energy provider Denbury Resources. A nonbenchmark position in Norwegian solar energy company Renewable Energy also trimmed returns.

          The largest positive contributor to relative performance was an overweight position in agricultural giant Monsanto. Other favorable overweights included broker Charles Schwab and telecom company Qualcomm. A nonbenchmark position in Israel’s Teva Pharmaceuticals also aided returns.

          On September 30, 2008, foreign securities made up 9.54% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would be worth $7,240 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Growth Equity Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$872.00	$ 0.70

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.25	0.76

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.15% for the Institutional Class. The expense charge of this fund reflects a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	77.63
$4 billion–$15 billion	21.05
Under $4 billion	1.32

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	7

GROWTH & INCOME FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, growth investing risk, style risk, large-cap risk and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIGRX
Retirement Class	TRGIX
Retail Class	TIIRX
Fund net assets	$985.41 million
Number of holdings	146
Portfolio turnover rate	132%
Weighted median market capitalization	$48.1 billion
P/E ratio (weighted 12-month trailing average)	16.4
Dividend yield	2.13%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	20.4
Technology	19.5
Financial	16.3
Health care	14.6
Manufacturing & materials	13.5
Energy	11.6
Utilities	3.4
Short-term investments	0.7

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Growth & Income Fund returned –17.64% for the Institutional Class, compared with the –21.98% return of its benchmark, the S&P 500® Index, and the –22.45% average return of the fund’s peer group, the Morningstar Large Blend category. The table below shows returns for all share classes of the fund.

Large-cap stocks lag the broader market in a declining environment

During the twelve months, the large-cap stocks that made up the S&P 500 Index posted a double-digit loss that was slightly greater than the 21.52% decline of the U.S. stock market, as measured by the Russell 3000® Index.

          For the first six months of this reporting period, the return of large-cap issues (down 12.46%) was essentially in line with that of the broad market (down 12.54%) amid a challenging environment for stocks. During the second half of the period, however, the S&P 500 fell 10.87% and lagged the Russell 3000, which shed 10.27% of its value. This disparity in returns was largely the result of stronger performance from small-cap stocks, which slipped only 0.54% in the second half and made up nearly 8% of the Russell index at the end of the period. The S&P 500 included fewer small-cap stocks.

          For the ten years ended September 30, 2008, the S&P 500 produced an average annual gain of 3.06%—less than the 3.80% average return of the Russell 3000 over the same period.

Weakness in financials and technology drives a broad sector decline

During the year, all ten of the S&P 500’s industry sectors posted negative returns, including nine that suffered double-digit losses. Continued weakness

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Growth & Income Fund	1 year	5 years		since fund inception

Institutional Class (inception: 7/1/1999)*	–17.64%	8.05%		0.98%
S&P 500 Index†	–21.98	5.16		–0.15
Morningstar Large Blend	–22.45	4.84		0.60

Retirement Class (inception: 10/1/2002)*	–17.82	7.73		0.78	‡

Retail Class (inception: 3/31/2006)	–17.78	8.06	‡	0.99	‡

Total annual fund operating expenses: Institutional Class, 0.50%; Retirement Class, 0.75%; and Retail Class, 0.87%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional and Retirement classes is computed from the inception date (the date on which the class became publicly available). Previously, performance for these classes was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

8	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

in the benchmark’s two biggest sectors—financials (down 41.4%) and information technology (down 24.0%)—contributed significantly to its poor showing. Combined, these sectors made up more than 30% of the benchmark’s total market capitalization as of September 30, 2008.

          Steep losses from the industrials and consumer discretionary sectors, which together accounted for nearly one-fifth of the benchmark at the end of the period, also detracted from performance. The consumer staples sector held up best, falling only 1.7%.

Stock selections keep the fund above its benchmark

Despite the market’s downturn, the fund outperformed its benchmark by more than four percentage points because of several nonbenchmark stock selections. These included Mosaic, one of the world’s largest fertilizer producers, First Solar, a maker of large-scale, grid-connected solar power plants, and Activision Blizzard, a video game maker. An underweight position in financial institution Wachovia also contributed to the fund’s relative outperformance.

          These positive contributions were partly offset by other holdings, including overweight positions in three financial companies: Fannie Mae, Bear Stearns and Morgan Stanley. An underweight in Chevron also trimmed returns.

          On September 30, 2008, foreign securities made up 5.32% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $10,947 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Growth & Income Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$896.60	$ 1.56
Retirement Class	1,000.00	896.40	2.56
Retail Class	1,000.00	896.60	2.18

5% annual hypothetical return
Institutional Class	1,000.00	1,023.35	1.67
Retirement Class	1,000.00	1,022.30	2.73
Retail Class	1,000.00	1,022.70	2.33

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.33% for the Institutional Class, 0.54% for the Retirement Class and 0.46% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver and reimbursement, one of which expired on April 30, 2008. Please see the prospectus for an explanation. Without any such waiver and reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	80.82
$4 billion–$15 billion	10.91
Under $4 billion	8.27

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	9

INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, foreign investment risk and small-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIIEX
Retirement Class	TRERX
Retail Class	TIERX
Fund net assets	$2.08 billion
Number of holdings	118
Portfolio turnover rate	204%
Weighted median market capitalization	$25.2 billion
P/E ratio (weighted 12-month trailing average)	11.8
Dividend yield	3.41%

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	30.0
Financial	26.0
Consumer products & services	18.6
Technology	8.2
Energy	5.4
Health care	4.7
Utilities	3.2
Short-term investments	3.9

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The International Equity Fund returned –33.50% for the Institutional Class, compared with the –30.50% return of its benchmark, the MSCI EAFE® Index, and the –30.24% average return of the fund’s peer group, the Morningstar Foreign Large Blend category. The table below shows returns for all share classes of the fund.

Global credit woes and weakening economies drive foreign stocks lower

Amid heightened market volatility, a worsening global credit crisis and signs of slower economic growth, foreign stocks posted a steep decline for the twelve-month period. The EAFE index, which tracks stocks in 21 developed nations outside North America, fell 20.56% in the third quarter of 2008 alone. For the full twelve months, the EAFE’s loss was about nine percentage points larger than the 21.52% decline of the Russell 3000® Index, which measures the broad U.S. stock market.

          The poorer showing by foreign stocks reversed a trend in which the EAFE had fared better than the Russell 3000 in every twelve-month period ended September 30 since 2002. For the ten years ended September 30, 2008, the average annual return of the EAFE index was 5.02%, versus 3.80% for the Russell 3000 Index.

Declining European currencies magnify foreign stock losses

After rising steadily in value against the dollar from early 2006 through the second quarter of 2008, the euro and the British pound saw their relative strength plummet in the third quarter of 2008. For the twelve-month period as a whole, the eroding value of these currencies magnified European stock losses

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

International Equity Fund	1 year	5 years		since fund inception

Institutional Class (inception: 7/1/1999)*	–33.50%	10.07%		4.37%
MSCI EAFE Index†	–30.50	9.68		2.91
Morningstar Foreign Large Blend	–30.24	9.24		2.52

Retirement Class (inception: 10/1/2002)*	–33.64	9.48		4.00	‡

Retail Class (inception: 3/31/2006)	–33.62	10.47	‡	4.57	‡

Total annual fund operating expenses: Institutional Class, 0.54%; Retirement Class, 0.79%; and Retail Class, 0.89%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional and Retirement classes is computed from the inception date (the date on which the class became publicly available). Previously, performance for these classes was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

10        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

for U.S. investors. In contrast, the yen strengthened against the dollar during the twelve months, which helped reduce the size of losses posted by Pacific stocks when translated into dollar terms.

          The net effect of these varying currency movements was to worsen the negative return of the EAFE index for U.S. investors, from –28.84% in terms of local currencies to –30.50% in dollars.

Stock selections hurt the fund’s relative return

The fund posted a loss that was larger than its benchmark’s because several stock selections performed relatively poorly. These included overweight positions in Swiss financial services provider UBS, Italian car maker Fiat and Japanese real estate developer Urban Corporation. Underweight holdings that detracted from relative performance included British mining company Anglo American and two Swiss companies: food giant Nestlé and drugmaker Novartis.

          The negative effects of these holdings were partly offset by favorable results from other positions, including overweights in German drugmaker Bayer and French food processor Danone, as well as a position in Russian fertilizer producer Uralkali, which was not in the benchmark. Among the underweights that helped were two financial firms, the United Kingdom’s HBOS and Belgian-Dutch bank Fortis.

          As of September 30, 2008, stocks of companies in emerging markets, which are not included in the benchmark, made up about 7.1% of the fund’s total portfolio investments.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $14,856 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

International Equity Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$748.90	$ 2.36
Retirement Class	1,000.00	747.90	3.45
Retail Class	1,000.00	748.50	3.02

5% annual hypothetical return
Institutional Class	1,000.00	1,022.30	2.73
Retirement Class	1,000.00	1,021.05	3.99
Retail Class	1,000.00	1,021.55	3.49

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.54% for the Institutional Class, 0.79% for the Retirement Class and 0.69% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	61.93
$4 billion–$15 billion	24.84
Under $4 billion	13.23

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        11

LARGE-CAP GROWTH FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, growth investing risk, style risk, reorganization risk and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TILGX
Retirement Class	TILRX
Retail Class	TIRTX
Fund net assets	$502.96 million
Number of holdings	78
Portfolio turnover rate	192%
Weighted median market capitalization	$31.9 billion
P/E ratio (weighted 12-month trailing average)	19.1
Dividend yield	1.05%

PORTFOLIO COMPOSITION

% of portfolio investments

Technology	35.5
Consumer products & services	17.7
Health care	14.3
Financial	14.0
Manufacturing & materials	12.0
Energy	6.5

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Large-Cap Growth Fund returned –21.14% for the Institutional Class, compared with the –20.88% return of its benchmark, the Russell 1000® Growth Index, and the –23.22% average return of the fund’s peer group, the Morningstar Large Growth category. The table below shows returns for all share classes of the fund.

Large-cap growth fares better than the broad market

During the twelve-month period, the large-cap growth category held up slightly better than the broad U.S. stock market, which fell 21.52%, as measured by the Russell 3000® Index. Large-cap value issues declined 23.56% for the twelve-month period. Large-cap growth stocks outpaced the –24.65% return of mid-cap growth issues but lagged the –17.07% return of small-cap growth stocks. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Over the last decade, large-cap growth stocks significantly lagged value issues in the same size category. For the ten years ended September 30, 2008, the Russell 1000 Growth Index posted an average annual return of 0.59%—nearly five percentage points less than the 5.55% average annual return of the Russell 1000 Value Index. The broader Russell 3000 Index posted an average annual return of 3.80% over the same period.

Declines in largest sectors drive down the benchmark

For the period, all twelve sectors of the Russell 1000 Growth Index recorded negative returns, with eleven posting double-digit declines. The benchmark’s

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Large-Cap Growth Fund	1 year	since inception

Institutional Class (inception: 3/31/2006)	–21.14%	–1.86%
Retirement Class (inception: 3/31/2006)	–21.45	–2.15
Retail Class (inception: 3/31/2006)	–21.40	–2.06
Russell 1000 Growth Index*	–20.88	–2.31
Morningstar Large Growth	–23.22	–3.89

Total annual fund operating expenses: Institutional Class, 0.54%; Retirement Class, 0.78%; and Retail Class, 1.01%. For the fund’s net operating expenses, please see the current prospectus.

*	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

12        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

two largest sectors in terms of market capitalization—technology and consumer discretionary—were the largest detractors from performance.

          Technology, which made up more than 20% of the benchmark at the end of the period, fell 21.8%. The consumer discretionary and “other energy” sectors dropped 20.8% and 22.2%, respectively. Consumer staples, the best-performing sector in the index, declined 3.2%, as consumer confidence and spending pulled back over the past twelve months.

Stock selections dampen the fund’s relative return

The fund modestly underperformed its benchmark because of several stock selections that resulted in outsized losses. These included overweight positions in energy contractor Nabors Industries, drugmaker Merck and casino operator MGM Mirage. A nonbenchmark position in Norwegian solar energy company Renewable Energy also trimmed returns.

          The largest positive contributor to relative performance was an overweight position in agricultural giant Monsanto. Other favorable overweights included broker Charles Schwab and telecom company Qualcomm. A nonbenchmark position in Israel’s Teva Pharmaceuticals also aided returns.

          On September 30, 2008, foreign securities made up 9.39% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would be worth $9,540 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Large-Cap Growth Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$871.60	$ 1.45
Retirement Class	1,000.00	870.00	2.66
Retail Class	1,000.00	869.50	2.43

5% annual hypothetical return
Institutional Class	1,000.00	1,023.45	1.57
Retirement Class	1,000.00	1,022.15	2.88
Retail Class	1,000.00	1,022.40	2.63

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.31% for the Institutional Class, 0.57% for the Retirement Class and 0.52% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver and reimbursement, one of which expired on April 30, 2008. Please see the prospectus for an explanation. Without any such waiver and reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	76.37
$4 billion–$15 billion	22.23
Under $4 billion	1.40

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        13

LARGE-CAP VALUE FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, value investing risk, style risk, reorganization risk and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TRLIX
Retirement Class	TRLCX
Retail Class	TCLCX
Fund net assets	$976.28 million
Number of holdings	177
Portfolio turnover rate	151%
Weighted median market capitalization	$34.8 billion
P/E ratio (weighted 12-month trailing average)	14.2
Dividend yield	2.89%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	27.8
Consumer products & services	19.2
Energy	13.6
Health care	13.0
Manufacturing & materials	12.7
Technology	9.3
Utilities	4.4

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Large-Cap Value Fund returned –26.78% for the Institutional Class, compared with the –23.56% return of its benchmark, the Russell 1000® Value Index, and the –23.87% average return of the fund’s peer group, the Morningstar Large Value category. The table below shows returns for all share classes of the fund.

Large-cap value trails the broad market

During the twelve-month period, large-cap value stocks declined more than the broad U.S. stock market, which fell 21.52%, as measured by the Russell 3000® Index.

          Large-cap value stocks trailed large-cap growth issues by almost three percentage points. For the twelve months, large-cap value stocks lagged the –20.50% return of mid-cap value issues, as well as the –12.25% return of small-cap value stocks. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Over the last decade, large-cap value issues significantly outperformed large-cap growth stocks. For the ten years ended September 30, 2008, the Russell 1000 Value Index posted an average annual return of 5.55%—nearly five percentage points greater than the 0.59% average gain of the Russell 1000 Growth Index. The broader Russell 3000 Index produced an average annual return of 3.80% over the same period.

Declines in largest sectors drag down the benchmark

For the period, all twelve sectors of the Russell 1000 Value Index recorded negative returns, with nine suffering double-digit declines. Financials and utilities, the two largest sectors in the index in terms of market capitalization

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Large-Cap Value Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–26.78%	6.66%	9.16%
Retirement Class (inception: 10/1/2002)*	–26.99	6.35	8.91
Retail Class (inception: 10/1/2002)*	–26.87	6.48	8.96
Russell 1000 Value Index†	–23.56	7.11	9.15
Morningstar Large Value	–23.87	5.56	7.63

Total annual fund operating expenses: Institutional Class, 0.49%; Retirement Class, 0.74%; and Retail Class, 0.77%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional, Retirement and Retail classes is computed from the inception date (the date on which the class became publicly available). Previously, performance for these classes was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

14        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

on September 30, 2008, fell 38.1% and 20.9%, respectively. Together, these two sectors made up over 40% of the benchmark’s market capitalization at the end of the period. The next two largest sectors, health care and integrated oils, dropped 11.6% and 9.6%, respectively.

          Among the remaining eight sectors, the “other” (miscellaneous) and technology sectors dropped 32.6% and 31.9%, respectively. Consumer staples, the best-performing sector in the index for the twelve-month period, declined just 1.7%.

Stock selections dampen the fund’s relative return

The fund lagged its benchmark because of several stock selections that resulted in outsized losses. These included overweight positions in Bear Stearns, home mortgage provider Fannie Mae and telephone company Sprint Nextel. An underweight holding in ExxonMobil also trimmed returns.

          The largest positive contributors to relative performance were underweight positions in insurer American International Group and Regions Financial. Overweight positions in U.S. Bancorp, energy company Occidental Petroleum and TCF Financial also aided returns.

          On September 30, 2008, foreign securities made up 4.74% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $16,924 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Large-Cap Value Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$868.50	$ 2.29
Retirement Class	1,000.00	866.70	3.45
Retail Class	1,000.00	868.20	2.99

5% annual hypothetical return
Institutional Class	1,000.00	1,022.55	2.48
Retirement Class	1,000.00	1,021.30	3.74
Retail Class	1,000.00	1,021.80	3.23

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.49% for the Institutional Class, 0.74% for the Retirement Class and 0.64% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is expected to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	68.41
$4 billion–$15 billion	17.63
Under $4 billion	13.96

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        15

MID-CAP GROWTH FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, mid-cap risk, growth investing risk, style risk and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TRPWX
Retirement Class	TRGMX
Retail Class	TCMGX
Fund net assets	$465.23 million
Number of holdings	119
Portfolio turnover rate	111%
Weighted median market capitalization	$5.8 billion
P/E ratio (weighted 12-month trailing average)	19.1
Dividend yield	0.62%

PORTFOLIO COMPOSITION

% of portfolio investments

Technology	21.9
Manufacturing & materials	20.8
Consumer products & services	19.2
Health care	15.9
Financial	10.4
Energy	8.7
Utilities	3.1

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Mid-Cap Growth Fund returned –24.33% for the Institutional Class, compared with the –24.65% return of its benchmark, the Russell Midcap® Growth Index, and the –24.84% average return of the fund’s peer group, the Morningstar Mid-Cap Growth category. The table below shows returns for all share classes of the fund.

Mid-cap growth stocks lag the broad market

For the twelve-months, the mid-cap growth category posted a double-digit loss that was more than three percentage points greater than the 21.52% decline of the U.S. stock market, as measured by the Russell 3000® Index.

          During the first three quarters of this reporting period, mid-cap growth stocks (down 8.39%) held up better than the broad market (down 14.02%) in a weakening environment for stocks. However, mounting market pressures finally caught up with the mid-cap growth category in the third quarter of 2008, and the index fell 17.75%—more than double the 8.73% decline of the Russell 3000 Index. This marked the largest quarterly downturn for the Russell Midcap Growth Index since the second quarter of 2002 when it shed 18.26% of its value.

          Nevertheless, for the ten years ended September 30, 2008, the Russell Midcap Growth Index generated an average annual return of 5.51%—higher than the 3.80% average annual gain of the Russell 3000 Index over the same period.

Weakness in the benchmark’s two largest sectors weighs on returns

During the period, all twelve of the benchmark’s industry sectors reported negative returns, with eleven suffering double-digit losses.

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Mid-Cap Growth Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–24.33%	6.67%	11.40%
Retirement Class (inception: 10/1/2002)*	–24.56	6.36	11.08
Retail Class (inception: 10/1/2002)*	–24.46	6.42	11.12
Russell Midcap Growth Index†	–24.65	6.53	10.93
Morningstar Mid-Cap Growth	–24.84	5.94	8.86

Total annual fund operating expenses: Institutional Class, 0.55%; Retirement Class, 0.80%; and Retail Class, 0.87%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional, Retirement and Retail classes is computed from the inception date (the date on which the class became publicly available). Previously, performance for these classes was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

16        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

          Among the biggest detractors from performance were the benchmark’s two largest sectors—technology and consumer discretionary—which fell 32.0% and 27.6%, respectively. Together, these sectors made up one-third of the index’s total market capitalization on September 30, 2008.

          Poor performance from the materials and processing (down 29.2%) and producer durables (down 26.8%) sectors also had a negative effect on returns. The consumer staples sector held up best, falling just 3.8%.

Fund’s performance is in line with its benchmark

Despite its disappointing absolute return, the fund’s performance was slightly better than its benchmark’s. Positive contributions to relative performance came from various overweight positions, including utility company Constellation Energy Group, cleaning products manufacturer Ecolab and online automotive dealer Copart. An out-of-benchmark holding in biotechnology firm Celgene also aided returns.

          The positive effects of these holdings were partly offset by several overweight positions that resulted in outsized losses and detracted from relative returns. Chief among these were Crocs, a footwear manufacturer, Peabody Energy and Titanium Metals. A nonbenchmark stake in semiconductor maker Cavium Networks also hampered performance.

          On September 30, 2008, foreign securities made up 3.94% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $19,119 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Mid-Cap Growth Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$850.70	$ 2.54
Retirement Class	1,000.00	849.10	3.70
Retail Class	1,000.00	849.80	3.19

5% annual hypothetical return
Institutional Class	1,000.00	1,022.25	2.78
Retirement Class	1,000.00	1,021.00	4.04
Retail Class	1,000.00	1,021.55	3.49

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.55% for the Institutional Class, 0.80% for the Retirement Class and 0.69% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	11.02
$4 billion–$15 billion	52.40
Under $4 billion	36.58

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        17

MID-CAP VALUE FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, mid-cap risk, value investing risk, style risk and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIMVX
Retirement Class	TRVRX
Retail Class	TCMVX
Fund net assets	$963.15 million
Number of holdings	260
Portfolio turnover rate	41%
Weighted median market capitalization	$5.3 billion
P/E ratio (weighted 12-month trailing average)	15.7
Dividend yield	2.29%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	32.1
Consumer products & services	18.7
Manufacturing & materials	18.0
Utilities	9.4
Technology	8.0
Energy	5.5
Health care	4.3
Short-term investments	4.0

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Mid-Cap Value Fund returned –22.03% for the Institutional Class, compared with the –20.50% return of its benchmark, the Russell Midcap® Value Index, and the –21.33% average return of the fund’s peer group, the Morningstar Mid-Cap Value category. The table below shows returns for all share classes of the fund.

Mid-cap value stocks fall, but hold up better than the broader market

During the twelve-month period, the mid-cap value category posted a double-digit loss, but the decline was slightly less than the 21.52% drop in the overall U.S. stock market, as measured by the Russell 3000® Index.

          Over the first half of the reporting period, mid-cap value stocks fell 14.09% and underperformed the 12.54% decline of the broad market. During the second half of the period, however, the mid-cap value category outperformed the stocks of the Russell 3000 by almost three percentage points because the Russell 3000 had greater exposure to the nation’s troubled financial services companies.

          During the twelve months, mid-cap value stocks lagged the –12.25% return of small-cap value issues but outperformed the –23.56% return of large-cap value stocks. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Over the ten years ended September 30, 2008, the Russell Midcap Value Index produced an average annual return of 9.19%—almost two-and-a-half times the 3.80% average annual gain posted by the Russell 3000 over the same period.

Double-digit declines in largest sectors drive the benchmark lower

During the period, eleven of the benchmark’s twelve industry sectors retreated, including nine that suffered double-digit losses. The index’s three largest

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Mid-Cap Value Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–22.03%	11.20%	14.16%
Retirement Class (inception: 10/1/2002)*	–22.25	10.86	13.82
Retail Class (inception: 10/1/2002)*	–22.09	10.96	13.91
Russell Midcap Value Index†	–20.50	9.96	12.34
Morningstar Mid-Cap Value	–21.33	7.39	9.69

Total annual fund operating expenses: Institutional Class, 0.51%; Retirement Class, 0.76%; and Retail Class, 0.79%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional, Retirement and Retail classes is computed from the inception date (the date on which the class became publicly available). Previously, performance for these classes was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

18        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

sectors—consumer discretionary, financials and utilities—fell 30.7%, 27.9% and 14.6%, respectively, and were among the largest detractors from performance. Combined, these sectors made up more than 55% of the benchmark’s total market capitalization on September 30, 2008.

          Only the integrated oils sector registered gains, rising 69.6%. However, because it constituted less than 2.5% of the index’s total market capitalization at the end of the period, its gain had a limited effect on the benchmark’s overall performance.

Stock selections dampen the fund’s relative return

The fund trailed its benchmark because of several stock selections that resulted in outsized losses. These included overweight positions in utility company Constellation Energy Group and Smithfield Foods. Underweight holdings in Mosaic, one of the world’s largest fertilizer producers, United States Steel and Hess, an oil and gas refining firm, also trimmed returns, as did a nonbenchmark stake in Anglo American, a British mining company.

          These detractions were partially offset by more favorable results from other holdings, including out-of-benchmark positions in Greif, an industrial packaging manufacturer, and Trane, a heating and air-conditioning equipment provider. Underweights in financial institution Washington Mutual and telecom services provider Qwest Communications International also helped relative performance.

          On September 30, 2008, foreign securities made up 4.68% of the fund’s total portfolio investments. Many of these were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $22,145 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Mid-Cap Value Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$890.90	$ 2.41
Retirement Class	1,000.00	889.20	3.59
Retail Class	1,000.00	891.10	2.93

5% annual hypothetical return
Institutional Class	1,000.00	1,022.45	2.58
Retirement Class	1,000.00	1,021.20	3.84
Retail Class	1,000.00	1,021.90	3.13

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.51% for the Institutional Class, 0.76% for the Retirement Class and 0.62% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is expected to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	11.14
$4 billion–$15 billion	46.78
Under $4 billion	42.08

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        19

SMALL-CAP EQUITY FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk and small-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TISEX
Retirement Class	TRSEX
Retail Class	TCSEX
Fund net assets	$ 527.04 million
Number of holdings	733
Portfolio turnover rate	114%
Weighted median market capitalization	$ 0.9 billion
P/E ratio (weighted 12-month trailing average)	16.6
Dividend yield	0.99%

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	21.1
Financial	21.0
Technology	20.0
Consumer products & services	14.4
Health care	13.4
Energy	5.4
Utilities	3.8
Short-term investments	0.9

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Small-Cap Equity Fund returned –15.23% for the Institutional Class, compared with the –14.48% return of its benchmark, the Russell 2000® Index, and the –18.87% average return of the fund’s peer group, the Morningstar Small Blend category. The table below shows returns for all share classes of the fund.

Small-cap stocks decline less than the broader market

For the twelve-month period, the small-cap category declined substantially less than the overall stock market, as measured by the –21.52% return of the Russell 3000® Index.

          During the first half of the period, small-cap stocks lost 14.02%—more than the Russell 3000 Index, which fell 12.54%. In the second half of the period, however, small caps held up fairly well amid heightened market volatility, declining just 0.54%, while the broad market tumbled 10.27%.

          Within the small-cap category, value stocks fared better than their growth counterparts. The Russell 2000 Value Index returned –12.25%, versus –17.07% for the Russell 2000 Growth Index.

          For the ten years ended September 30, 2008, the Russell 2000 Index posted an average annual gain of 7.81%, significantly outperforming the 3.80% average annual return of the Russell 3000 Index.

Three largest sectors drive the benchmark’s double-digit loss

For the period, ten of the benchmark’s twelve industry sectors had negative returns, with six posting double-digit declines. The three largest sectors—financials, consumer discretionary and technology—lost 13.4%, 22.4% and

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Small-Cap Equity Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–15.23%	7.20%	11.39%
Retirement Class (inception: 10/1/2002)*	–15.39	6.91	11.08
Retail Class (inception: 10/1/2002)*	–15.37	7.04	11.23
Russell 2000 Index†	–14.48	8.14	12.12
Morningstar Small Blend	–18.87	7.76	10.65

Total annual fund operating expenses: Institutional Class, 0.53%; Retirement Class, 0.78%; and Retail Class, 0.87%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional, Retirement and Retail classes is computed from the inception date (the date on which the class became publicly available). Previously, performance for these classes was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

20        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

25.3%, respectively. On September 30, 2008, these three sectors made up more than one-half of the benchmark, in terms of market capitalization.

          All three sectors were negatively affected by the slowing economy and the crisis in the financial markets during the period. Due to a sharp increase in gasoline prices, consumers spent a higher percentage of disposable income on fuel and less on nonessential items. Financial services companies were hit by continuing problems related to subprime securities and a lack of liquidity in the credit markets.

Disappointing results from stock choices lower the fund’s return

The fund trailed the Russell 2000 Index partly due to individual stock selections that resulted in outsized losses. Among these were overweight positions in semiconductor maker Trident Microsystems, credit card provider Advanta and oil refiner Alon USA Energy. Underweight holdings in mining equipment manufacturer Bucyrus International and Energy Conversion Devices, a solar energy technology company, also trimmed returns.

          These detractions from relative performance were partly offset by overweight holdings in several other stocks. These included overweight positions in coal mining company Alpha Natural Resources, agricultural chemicals firm CF Industries, oil producer PetroQuest Energy and Bruker, a manufacturer of scientific and research instruments.

          The fund continued to use proprietary mathematical models to select small-cap stocks that appeared to be attractively priced.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $19,108 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Small-Cap Equity Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$979.80	$ 2.62
Retirement Class	1,000.00	978.70	3.86
Retail Class	1,000.00	979.40	3.56

5% annual hypothetical return
Institutional Class	1,000.00	1,022.35	2.68
Retirement Class	1,000.00	1,021.10	3.94
Retail Class	1,000.00	1,021.40	3.64

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.53% for the Institutional Class, 0.78% for the Retirement Class and 0.72% for the Retail Class. The expense charges of one or more of the fund’s share classes re-flect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	0.10
$4 billion–$15 billion	1.79
Under $4 billion	98.11

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        21

LARGE-CAP GROWTH INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, growth investing risk, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TILIX
Retirement Class	TRIRX
Fund net assets	$362.50 million
Portfolio turnover rate	28%

BENCHMARK PROFILE

Number of holdings	647
Weighted median market capitalization	$31.9 billion
P/E ratio (weighted 12-month trailing average)	16.1
Dividend yield	1.49%

PORTFOLIO COMPOSITION

% of portfolio investments

Technology	28.2
Consumer products & services	22.5
Manufacturing & materials	18.2
Health care	13.7
Energy	9.3
Financial	6.1
Utilities	2.0

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Large-Cap Growth Index Fund returned –20.96% for the Institutional Class, compared with the –20.88% return of its benchmark, the Russell 1000® Growth Index, and the –23.22% average return of the fund’s peer group, the Morningstar Large Growth category. The table below shows returns for all share classes of the fund.

Large-cap growth fares better than the broad market

During the twelve-month period, the large-cap growth category held up slightly better than the broad U.S. stock market, which fell 21.52%, as measured by the Russell 3000® Index. Large-cap value issues declined 23.56% for the twelve-month period. Large-cap growth stocks outpaced the –24.65% return of mid-cap growth issues but lagged the –17.07% return of small-cap growth stocks. (Investment-style and capitalization-size returns are based on Russell indexes.)

          Over the last decade, large-cap growth stocks significantly lagged value issues in the same size category. For the ten years ended September 30, 2008, the Russell 1000 Growth Index posted an average annual return of 0.59%—nearly five percentage points less than the 5.55% average annual return of the Russell 1000 Value Index. The broader Russell 3000 Index posted an average annual return of 3.80% over the same period.

Declines in largest sectors drive down the benchmark

For the period, all twelve sectors of the Russell 1000 Growth Index recorded negative returns, with eleven posting double-digit declines. The benchmark’s

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Large-Cap Growth Index Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–20.96%	3.59%	6.31%
Retirement Class (inception: 10/1/2002)*	–21.13	3.30	5.99
Russell 1000 Growth Index†	–20.88	3.73	6.46
Morningstar Large Growth	–23.22	3.96	6.30

Total annual fund operating expenses: Institutional Class, 0.10% and Retirement Class, 0.35%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional and Retirement classes is computed from the inception date (the date on which the class became publicly available). Previously, performance for these classes was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

22        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

two largest sectors in terms of market capitalization—technology and consumer discretionary—were the largest detractors from performance.

          Technology, which made up more than 20% of the benchmark at the end of the period, fell 21.8%. The consumer discretionary and “other energy” sectors dropped 20.8% and 22.2%, respectively. Consumer staples, the best-performing sector in the index, declined 3.2%, as consumer confidence and spending pulled back over the past twelve months.

Largest stocks in the benchmark post mixed results

Returns for three of the five largest stocks in the index were negative. In descending order of their relative weightings in the benchmark based on market capitalization as of September 30, 2008, the five stocks performed as follows: Microsoft, –8.1%; IBM, 0.8%; Cisco Systems, –31.9%; Hewlett-Packard, –6.5%; and Wal-Mart, 39.6%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $14,436 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Large-Cap Growth Index Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$887.40	$ 0.47
Retirement Class	1,000.00	887.20	1.65

5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.51
Retirement Class	1,000.00	1,023.25	1.77

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.10% for the Institutional Class and 0.35% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	70.62
$4 billion–$15 billion	21.18
Under $4 billion	8.20

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        23

LARGE-CAP VALUE INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, value investing risk, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TILVX
Retirement Class	TRCVX
Fund net assets	$435.37 million
Portfolio turnover rate	33%

BENCHMARK PROFILE

Number of holdings	662
Weighted median market capitalization	$38.7 billion
P/E ratio (weighted 12-month trailing average)	14.0
Dividend yield	3.17%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	27.9
Consumer products & services	17.2
Energy	15.2
Manufacturing & materials	13.8
Health care	11.4
Technology	8.2
Utilities	6.3

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Large-Cap Value Index Fund returned –23.58% for the Institutional Class, compared with the –23.56% return of its benchmark, the Russell 1000® Value Index, and the –23.87% average return of the fund’s peer group, the Morningstar Large Value category. The table below shows returns for all share classes of the fund.

Large-cap value trails the broad market

During the twelve-month period, large-cap value stocks declined more than the broad U.S. stock market, which fell 21.52%, as measured by the Russell 3000® Index.

          Large-cap value stocks trailed large-cap growth issues by almost three percentage points. For the twelve months, large-cap value stocks lagged the –20.50% return of mid-cap value issues, as well as the –12.25% return of small-cap value stocks. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Over the last decade, large-cap value issues significantly outperformed large-cap growth stocks. For the ten years ended September 30, 2008, the Russell 1000 Value Index posted an average annual return of 5.55%—nearly five percentage points greater than the 0.59% average gain of the Russell 1000 Growth Index. The broader Russell 3000 Index produced an average annual return of 3.80% over the same period.

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Large-Cap Value Index Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–23.58%	6.99%	9.03%
Retirement Class (inception: 10/1/2002)*	–23.77	6.69	8.71
Russell 1000 Value Index†	–23.56	7.11	9.15
Morningstar Large Value	–23.87	5.56	7.63

Total annual fund operating expenses: Institutional Class, 0.09% and Retirement Class, 0.34%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional and Retirement classes is computed from the inception date (the date on which the class became publicly available). Previously, performance for these classes was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

24        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

Declines in largest sectors drag down the benchmark

For the period, all twelve sectors of the Russell 1000 Value Index recorded negative returns, with nine suffering double-digit declines. Financials and utilities, the two largest sectors in the index in terms of market capitalization on September 30, 2008, fell 38.1% and 20.9%, respectively. Together, these two sectors made up over 40% of the benchmark’s market capitalization at the end of the period. The next two largest sectors, health care and integrated oils, dropped 11.6% and 9.6%, respectively.

          Among the remaining eight sectors, the “other” (miscellaneous) and technology sectors, dropped 32.6% and 31.9% respectively. Consumer staples, the best-performing sector in the index for the twelve-month period, declined just 1.7%.

Largest stocks in the benchmark contribute to its decline

Returns for four of the five largest stocks in the index were negative, and three of the top issues recorded double-digit losses. In descending order of their relative weightings in the benchmark at period-end, these five stocks performed as follows: ExxonMobil, –14.6%; General Electric, –35.8%; Chevron, –9.4%; AT&T, –31.3%; and JPMorgan Chase, 5.7%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $16,801 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Large-Cap Value Index Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$889.00	$ 0.43
Retirement Class	1,000.00	888.10	1.60

5% annual hypothetical return
Institutional Class	1,000.00	1,024.55	0.46
Retirement Class	1,000.00	1,023.30	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.09% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	70.28
$4 billion–$15 billion	19.11
Under $4 billion	10.61

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        25

EQUITY INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, small-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIEIX
Retirement Class	TIQRX
Retail Class	TINRX
Fund net assets	$1.05 billion
Portfolio turnover rate	9%

BENCHMARK PROFILE

Number of holdings	2,959
Weighted median market capitalization	$29.5 billion
P/E ratio (weighted 12-month trailing average)	15.4
Dividend yield	2.26%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	19.7
Technology	18.3
Financial	17.0
Manufacturing & materials	16.5
Health care	12.7
Energy	11.7
Utilities	4.1

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Equity Index Fund returned –21.43% for the Institutional Class, compared with the –21.52% return of its benchmark, the Russell 3000® Index, and the –22.45% average return of the fund’s peer group, the Morningstar Large Blend category. The table below shows returns for all share classes of the fund.

Broad stock market slump deepens

For the twelve months, the U.S. stock market suffered a double-digit loss due to deteriorating conditions in the credit and housing markets, rising unemployment and an overall weakening economic outlook.

          After falling 12.54% during the first half of the period, the broad market briefly rallied in April and May, rising 7.15%. However, market conditions worsened during the last four months of the reporting period, and stocks retreated once again—falling 16.26%—as investor confidence waned and the market sell-off intensified.

          During the twelve-month period, stocks of all market-capitalization sizes fell. Growth issues (down 20.60%) outperformed value stocks (down 22.70%) by more than two percentage points, while small-cap stocks, which fell 14.48%, held up better than mid-cap issues, which declined 22.36%. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Despite these losses, returns for domestic stocks outpaced those of foreign issues, as measured by the MSCI EAFE® Index, by almost nine percentage points. For the period, the EAFE index fell 30.50% in dollar terms. For the ten years ended September 30, 2008, the average annual gain of the Russell 3000 was 3.80%—less than the 5.02% average return of the EAFE.

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Equity Index Fund	1 year	5 years		since fund inception

Institutional Class (inception: 7/1/1999)*	–21.43%	5.64%		0.59%
Russell 3000 Index†	–21.52	5.69		0.70
Morningstar Large Blend	–22.45	4.84		0.60

Retirement Class (inception: 3/31/2006)	–21.71	5.52	‡	0.53	‡

Retail Class (inception: 3/31/2006)	–21.53	5.59	‡	0.56	‡

Total annual fund operating expenses: Institutional Class, 0.07%; Retirement Class, 0.33%; and Retail Class, 0.39%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional Class is computed from the inception date (the date on which the class became publicly available). Previously, performance for this class was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

26        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

Broad-based sector decline drives the benchmark lower

During the period, all twelve of the Russell 3000’s industry sectors declined, including eleven that suffered double-digit losses. The benchmark’s largest sector, financials, which constituted nearly one-fifth of the index in terms of market capitalization on September 30, 2008, fell 33.5%. This accounted for more than one-quarter of the benchmark’s loss for the period. The next two largest detractors were the technology and consumer discretionary sectors, which dropped 23.4% and 20.4%, respectively.

          Poor performance from the utilities and materials and processing sectors also detracted from returns. The consumer staples sector held up best, falling just 2.7%.

Returns for largest stocks vary sharply

The benchmark’s five largest stocks, in terms of market capitalization, produced mixed results over the period covered by this report. In descending order of their relative weightings in the benchmark based on market capitalization as of September 30, 2008, the five stocks performed as follows: ExxonMobil, –14.6%; General Electric, –35.8%; Microsoft, –8.1%; Procter & Gamble, 1.3%; and Johnson & Johnson, 8.2%.

          For the period, the fund’s return topped that of its benchmark, despite the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $10,558 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Equity Index Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$897.80	$ 0.33
Retirement Class	1,000.00	897.10	1.57
Retail Class	1,000.00	897.40	0.90

5% annual hypothetical return
Institutional Class	1,000.00	1,024.65	0.35
Retirement Class	1,000.00	1,023.35	1.67
Retail Class	1,000.00	1,024.05	0.96

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.07% for the Institutional Class, 0.33% for the Retirement Class and 0.19% for the Retail Class. The expense charges of one or more of the fund’s share classes re-flect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	65.01
$4 billion–$15 billion	17.98
Under $4 billion	17.01

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        27

S&P 500 INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TISPX
Retirement Class	TRSPX
Fund net assets	$1.08 billion
Portfolio turnover rate	14%

BENCHMARK PROFILE

Number of holdings	499
Weighted median market capitalization	$43.8 billion
P/E ratio (weighted 12-month trailing average)	14.8
Dividend yield	2.44%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	20.4
Technology	18.7
Financial	16.1
Manufacturing & materials	15.3
Energy	12.9
Health care	12.8
Utilities	3.8

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The S&P 500 Index Fund returned –21.93% for the Institutional Class, compared with the –21.98% return of its benchmark, the S&P 500® Index, and the –22.45% average return of the fund’s peer group, the Morningstar Large Blend category. The table below shows returns for all share classes of the fund.

Large-cap stocks lag the broader market in a declining environment

During the twelve months, the large-cap stocks that made up the S&P 500 Index posted a double-digit loss that was greater than the 21.52% decline of the U.S. stock market, as measured by the Russell 3000® Index.

          For the first six months of this reporting period, the return of large-cap issues (down 12.46%) was essentially in line with that of the broad market (down 12.54%) amid a challenging environment for stocks. During the second half of the period, however, the S&P 500 fell 10.87% and lagged the Russell 3000, which shed 10.27% of its value. This disparity in returns was largely the result of stronger performance from small-cap stocks, which slipped only 0.54% in the second half and made up nearly 8% of the Russell index at the end of the period. The S&P 500 included fewer small-cap stocks.

          For the ten years ended September 30, 2008, the S&P 500 produced an average annual gain of 3.06%—less than the 3.80% average return of the Russell 3000 over the same period. In addition, the volatility of large-cap stocks was comparable to that of the broad market: the standard deviation of the S&P 500 over the ten-year period was 14.37, while that of the Russell 3000 was 14.47. (Standard deviation is a widely used measure of how much the returns of a stock or a group of stocks vary from their mean return, over a given period of time.)

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

S&P 500 Index Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–21.93%	5.09%	7.34%
Retirement Class (inception: 10/1/2002)*	–22.11	4.77	7.02
S&P 500 Index†	–21.98	5.16	7.45
Morningstar Large Blend	–22.45	4.84	6.82

Total annual fund operating expenses: Institutional Class, 0.06% and Retirement Class, 0.31%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional and Retirement classes is computed from the inception date (the date on which the class became publicly available). Previously, performance for these classes was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

28        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

Weakness in financials and technology drives a broad sector decline

During the year, all ten of the S&P 500’s industry sectors posted negative returns, including nine that suffered double-digit losses. Continued weakness in the benchmark’s two biggest sectors—financials (down 41.4%) and information technology (down 24.0%)—contributed significantly to its poor showing. Combined, these sectors made up more than 30% of the benchmark’s total market capitalization as of September 30, 2008.

          Steep losses from the industrials and consumer discretionary sectors, which together accounted for nearly one-fifth of the benchmark at the end of the period, also detracted from performance. The consumer staples sector held up best, falling only 1.7%.

Returns for largest stocks vary sharply

The performance of the five largest stocks in the S&P 500 Index, in terms of market capitalization, varied widely over the period covered by this report. In descending order of their relative weightings in the benchmark based on market capitalization as of September 30, 2008, the five stocks performed as follows: ExxonMobil, –14.6%; General Electric, –35.8%; Procter & Gamble, 1.3%; Microsoft, –8.1%; and Johnson & Johnson, 8.2%.

          For the period, the fund’s return topped that of its benchmark, despite the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $15,302 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

S&P 500 Index Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$892.30	$ 0.28
Retirement Class	1,000.00	890.60	1.47

5% annual hypothetical return
Institutional Class	1,000.00	1,024.70	0.30
Retirement Class	1,000.00	1,023.45	1.57

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.06% for the Institutional Class and 0.31% for the Retirement Class.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	79.65
$4 billion–$15 billion	17.68
Under $4 billion	2.67

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        29

MID-CAP GROWTH INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic growth companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, mid-cap risk, growth investing risk, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIMGX
Retirement Class	TRMGX
Fund net assets	$74.71 million
Portfolio turnover rate	60%

BENCHMARK PROFILE

Number of holdings	505
Weighted median market capitalization	$5.9 billion
P/E ratio (weighted 12-month trailing average)	16.7
Dividend yield	1.03%

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	25.7
Technology	21.0
Consumer products & services	20.5
Health care	12.7
Financial	8.2
Energy	8.0
Utilities	3.9

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Mid-Cap Growth Index Fund returned –24.41% for the Institutional Class, compared with the –24.65% return of its benchmark, the Russell Midcap® Growth Index, and the –24.84% average return of the fund’s peer group, the Morningstar Mid-Cap Growth category. The table below shows returns for all share classes of the fund.

Mid-cap growth stocks lag the broad market

For the twelve-months, the mid-cap growth category posted a double-digit loss that was more than three percentage points greater than the 21.52% decline of the U.S. stock market, as measured by the Russell 3000® Index.

          During the first three quarters of this reporting period, mid-cap growth stocks (down 8.39%) held up better than the broad market (down 14.02%) in a weakening environment for stocks. However, mounting market pressures finally caught up with the mid-cap growth category in the third quarter of 2008, and the index fell 17.75%—more than double the 8.73% decline of the Russell 3000 Index. This marked the largest quarterly downturn for the Russell Midcap Growth Index since the second quarter of 2002 when it shed 18.26% of its value.

          Nevertheless, for the ten years ended September 30, 2008, the Russell Midcap Growth Index generated an average annual return of 5.51%—higher than the 3.80% average annual gain of the Russell 3000 Index over the same period.

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Mid-Cap Growth Index Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–24.41%	6.45%	10.83%
Retirement Class (inception: 10/1/2002)*	–24.55	6.14	10.50
Russell Midcap Growth Index†	–24.65	6.53	10.93
Morningstar Mid-Cap Growth	–24.84	5.94	8.86

Total annual fund operating expenses: Institutional Class, 0.32% and Retirement Class, 0.57%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional and Retirement classes is computed from the inception date (the date on which the class became publicly available). Previously, performance for these classes was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

30        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

Weakness in the benchmark’s two largest sectors weighs on returns

During the period, all twelve of the benchmark’s industry sectors reported negative returns, with eleven suffering double-digit losses.

          Among the biggest detractors from performance were the benchmark’s two largest sectors—technology and consumer discretionary—which fell 32.0% and 27.6%, respectively. Together, these sectors made up one-third of the index’s total market capitalization on September 30, 2008.

          Poor performance from the materials and processing (down 29.2%) and producer durables (down 26.8%) sectors also had a negative effect on returns. The consumer staples sector held up best, falling just 3.8%.

Largest stocks generate mixed results

During the twelve months covered by this report, the benchmark’s five largest issues, in terms of market capitalization, posted widely divergent returns. On the positive side, online prescription provider Express Scripts was the top-performing stock among the index’s five largest issues, rising 32.3%. It was followed by personal products manufacturer Avon, which gained 13.0%. In contrast, medical device maker St. Jude Medical slipped 1.3%, while restaurant chain Yum Brands was down 1.9%. Lastly, drug manufacturer Allergan, the benchmark’s second-largest holding on September 30, 2008, fell 19.9%.

          For the period, the fund’s return topped that of its benchmark, despite the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $18,541 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Mid-Cap Growth Index Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$862.60	$ 0.47
Retirement Class	1,000.00	862.50	1.63

5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.51
Retirement Class	1,000.00	1,023.25	1.77

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.10% for the Institutional Class and 0.35% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	5.79
$4 billion–$15 billion	63.74
Under $4 billion	30.47

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        31

MID-CAP VALUE INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic value companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, mid-cap risk, value investing risk, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TMVIX
Retirement Class	TRVUX
Fund net assets	$208.76 million
Portfolio turnover rate	47%

BENCHMARK PROFILE

Number of holdings	543
Weighted median market capitalization	$5.4 billion
P/E ratio (weighted 12-month trailing average)	15.3
Dividend yield	2.77%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	32.9
Consumer products & services	21.3
Manufacturing & materials	15.1
Utilities	13.3
Technology	7.6
Health care	5.0
Energy	4.8

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Mid-Cap Value Index Fund returned –20.38% for the Institutional Class, compared with the –20.50% return of its benchmark, the Russell Midcap® Value Index, and the –21.33% average return of the fund’s peer group, the Morningstar Mid-Cap Value category. The table below shows returns for all share classes of the fund.

Mid-cap value stocks fall, but hold up better than the broader market

During the twelve-month period, the mid-cap value category posted a double-digit loss, but the decline was slightly less than the 21.52% drop in the overall U.S. stock market, as measured by the Russell 3000® Index.

          Over the first half of the reporting period, mid-cap value stocks fell 14.09% and underperformed the 12.54% decline of the broad market. During the second half of the period, however, the mid-cap value category outperformed the stocks of the Russell 3000 by almost three percentage points because the Russell 3000 had greater exposure to the nation’s troubled financial services companies.

          During the twelve months, mid-cap value stocks lagged the –12.25% return of small-cap value issues but outperformed the –23.56% return of large-cap value stocks. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Over the ten years ended September 30, 2008, the Russell Midcap Value Index produced an average annual return of 9.19%—almost two-and-a-half times the 3.80% average annual gain posted by the Russell 3000 over the same period.

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Mid-Cap Value Index Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–20.38%	9.90%	12.27%
Retirement Class (inception: 10/1/2002)*	–20.60	9.59	11.94
Russell Midcap Value Index†	–20.50	9.96	12.34
Morningstar Mid-Cap Value	–21.33	7.39	9.69

Total annual fund operating expenses: Institutional Class, 0.16% and Retirement Class, 0.40%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional and Retirement classes is computed from the inception date (the date on which the class became publicly available). Previously, performance for these classes was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

32        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

Double-digit declines in largest sectors drive the benchmark lower

During the period, eleven of the benchmark’s twelve industry sectors retreated, including nine that suffered double-digit losses. The index’s three largest sectors—consumer discretionary, financials and utilities—fell 30.7%, 27.9% and 14.6%, respectively, and were among the largest detractors from performance. Combined, these sectors made up more than 55% of the benchmark’s total market capitalization on September 30, 2008.

          Only the integrated oils sector registered gains, rising 69.6%. However, because it constituted less than 2.5% of the index’s total market capitalization at the end of the period, its gain had a limited effect on the benchmark’s overall performance.

Returns for the largest stocks vary widely

Insurer Marsh & McLennan registered a 28.3% return and was the top-performing stock among the benchmark’s five largest issues, in terms of market capitalization at the end of the twelve-month period. The remaining four stocks produced mixed results as Spectra Energy eked out a 0.9% return, while utility companies American Electric Power, PG&E and Edison International all posted disappointing results, falling 16.5%, 18.5% and 26.2%, respectively.

          For the period, the fund’s return topped that of its benchmark, despite the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $20,030 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Mid-Cap Value Index Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$926.80	$ 0.48
Retirement Class	1,000.00	925.60	1.64

5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.51
Retirement Class	1,000.00	1,023.30	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.10% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	2.24
$4 billion–$15 billion	60.07
Under $4 billion	37.69

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        33

MID-CAP BLEND INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a very broad portfolio of equity securities of medium-sized domestic companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, mid-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TRBDX
Retirement Class	TRMBX
Fund net assets	$180.59 million
Portfolio turnover rate	29%

BENCHMARK PROFILE

Number of holdings	804
Weighted median market capitalization	$5.8 billion
P/E ratio (weighted 12-month trailing average)	16.0
Dividend yield	1.90%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	20.9
Manufacturing & materials	20.5
Financial	20.2
Technology	14.4
Health care	8.9
Utilities	8.6
Energy	6.5

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Mid-Cap Blend Index Fund returned –22.20% for the Institutional Class, compared with the –22.36% return of its benchmark, the Russell Midcap® Index, and the –21.78% average return of the fund’s peer group, the Morningstar Mid-Cap Blend category. The table below shows returns for all share classes of the fund.

Mid-cap stocks lag in a falling market environment

For the twelve-month period, mid-cap stocks posted a double-digit loss and lagged the –21.52% return of the U.S. stock market, as measured by the Russell 3000® Index.

          After underperforming the broader market during the first six months of this reporting period, mid-cap issues rebounded in the second quarter of 2008 and outpaced the Russell 3000 by more than four percentage points (2.67% versus –1.69%). During the third quarter, however, mid caps stumbled—falling 12.91%—and lagged the 8.73% decline of the U.S. stock market, as large-cap and small-cap issues held up better than their mid-cap counterparts in an increasingly challenging investment environment. Within the mid-cap category, value stocks fell 20.50% for the twelve-month period but outperformed growth issues, which posted a 24.65% loss.

          Despite its recent decline, the Russell Midcap Index generated an average annual gain of 8.34% over the ten years ended September 30, 2008—more than double the 3.80% average return of the Russell 3000 over the same period.

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Mid-Cap Blend Index Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–22.20%	8.54%	11.73%
Retirement Class (inception: 10/1/2002)*	–22.40	8.22	11.40
Russell Midcap Index†	–22.36	8.61	11.84
Morningstar Mid-Cap Blend	–21.78	6.81	9.83

Total annual fund operating expenses: Institutional Class, 0.17% and Retirement Class, 0.42%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional and Retirement classes is computed from the inception date (the date on which the class became publicly available). Previously, performance for these classes was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

34        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

Eleven of the benchmark’s twelve sectors record double-digit losses

During the period, only one of the Russell Midcap Index’s twelve industry sectors registered a positive return, while the other eleven posted double-digit losses. Outsized declines from the benchmark’s three largest sectors—technology (down 32.5%), consumer discretionary (down 28.4%) and financials (down 24.3%)—were the biggest detractors from absolute performance. Taken together these sectors made up more than 45% of the benchmark’s total market capitalization on September 30, 2008.

          Only the integrated oils sector generated a positive return during the period, rising 13.4%. However, because this sector constituted less than 1% of the benchmark’s market capitalization at the end of the period, its overall effect on the index’s return was minimal.

Largest issues generally post stellar gains

Against a challenging equity backdrop, four of the benchmark’s five largest stocks, in terms of market capitalization, reported positive returns over the twelve-month period. Insurer Marsh & McLennan was the top performer, registering a 28.3% gain, followed by the 13.0% advance of personal products manufacturer Avon. Heinz rose 11.8%, while financial services provider Northern Trust climbed 10.6%. Only Allergan, a drug manufacturer, declined, giving back 19.9%.

          For the period, the fund’s return topped that of its benchmark, despite the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $19,460 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Mid-Cap Blend Index Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$895.80	$ 0.47
Retirement Class	1,000.00	894.70	1.66

5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.51
Retirement Class	1,000.00	1,023.25	1.77

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.10% for the Institutional Class and 0.35% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	4.03
$4 billion–$15 billion	62.91
Under $4 billion	33.06

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        35

SMALL-CAP GROWTH INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic growth companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, small-cap risk, growth investing risk, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TISGX
Retirement Class	TRCGX
Fund net assets	$140.42 million
Portfolio turnover rate	56%

BENCHMARK PROFILE

Number of holdings	1,207
Weighted median market capitalization	$1.0 billion
P/E ratio (weighted 12-month trailing average)	28.8
Dividend yield	0.61%

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	24.4
Health care	22.7
Technology	22.1
Consumer products & services	14.8
Energy	7.9
Financial	7.3
Utilities	0.8

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Small-Cap Growth Index Fund returned –16.66% for the Institutional Class, compared with the –17.07% return of its benchmark, the Russell 2000® Growth Index, and the –23.01% average return of the fund’s peer group, the Morningstar Small Growth category. The table below shows returns for all share classes of the fund.

Small-cap growth stocks decline less than the broader market

For the twelve-month period, the small-cap growth category lost less than the overall stock market, as measured by the –21.52% return of the Russell 3000® Index.

          During the first half of the period, small-cap growth stocks lost 14.66%—more than the Russell 3000 Index, which fell 12.54%. In the second half of the period, however, small-cap growth shares declined just 2.83%, while the broad market tumbled 10.27%.

          For the ten years ended September 30, 2008, the Russell 2000 Growth Index posted an average annual gain of 4.67%, outperforming the 3.80% average annual return of the Russell 3000 Index.

Technology and consumer discretionary stocks weigh heavily on the benchmark

For the period, eleven of the benchmark’s twelve industry sectors recorded negative returns, with seven posting double-digit declines. Seven of the twelve sectors fared better than the benchmark as a whole.

          The benchmark was hurt most by declines in two of its largest sectors—technology and consumer discretionary—which were significantly affected by

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Small-Cap Growth Index Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–16.66%	6.63%	11.53%
Retirement Class (inception: 10/1/2002)*	–16.82	7.55	12.27
Russell 2000 Growth Index†	–17.07	6.63	11.55
Morningstar Small Growth	–23.01	5.21	9.52

Total annual fund operating expenses: Institutional Class, 0.24% and Retirement Class, 0.48%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional and Retirement classes is computed from the inception date (the date on which the class became publicly available). Previously, performance for these classes was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

36        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

the slowing U.S. economy and fell 26.8% and 21.4%, respectively. The benchmark’s largest sector, health care, dropped just 7.6%, but because it constituted more than one-fifth of the Russell 2000 Growth Index in terms of market capitalization at the end of the period, it was the third-largest detractor from index performance. Together, these three sectors made up close to 60% of the benchmark’s market capitalization on September 30, 2008.

          Only the benchmark’s “other” (miscellaneous) sector had a positive return for the period; it surged 98.8%. Because this sector represented less than 1% of the benchmark in terms of market capitalization, however, its outsized gain did little to help offset the declines of larger sectors.

The benchmark’s largest issues score impressive gains

Of the five largest stocks in the Russell 2000 Growth Index, the top three recorded double-digit advances for the period, and the fourth largest skyrocketed to a triple-digit gain. Listed in descending order of their relative benchmark weightings based on market capitalization, these stocks performed as follows: Alexion Pharmaceuticals, 20.6%; biotechnology company Myriad Genetics, 24.4%; OSI Pharmaceuticals, 45.0%; solar energy technology company Energy Conversion Devices, 156.4%; and electrical power transmission utility ITC Holdings, 6.8%.

          For the period, the fund’s return was slightly better than its benchmark’s, despite the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $19,254 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Small-Cap Growth Index Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$975.50	$ 0.49
Retirement Class	1,000.00	974.90	1.68

5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.51
Retirement Class	1,000.00	1,023.30	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.10% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	0.06
$4 billion–$15 billion	0.08
Under $4 billion	99.86

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        37

SMALL-CAP VALUE INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic value companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, small-cap risk, value investing risk, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TISVX
Retirement Class	TRSVX
Fund net assets	$181.59 million
Portfolio turnover rate	44%

BENCHMARK PROFILE

Number of holdings	1,317
Weighted median market capitalization	$0.9 billion
P/E ratio (weighted 12-month trailing average)	17.8
Dividend yield	2.30%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	37.0
Manufacturing & materials	17.7
Consumer products & services	17.6
Technology	13.2
Utilities	6.3
Health care	5.0
Energy	3.2

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Small-Cap Value Index Fund returned –11.82% for the Institutional Class, compared with the –12.25% return of its benchmark, the Russell 2000® Value Index, and the –15.71% average return of the fund’s peer group, the Morningstar Small Value category. The table below shows returns for all share classes of the fund.

Small-cap value stocks decline less than the broader market

For the twelve-month period, the small-cap value category declined substantially less than the overall stock market, as measured by the –21.52% return of the Russell 3000® Index.

          During the first half of the period, small-cap value stocks lost 13.33%—slightly more than the Russell 3000 Index, which fell 12.54%. In the second half of the period, however, small-cap value shares rose 1.24% amid heightened market volatility, while the broad market tumbled 10.27%.

          For the ten years ended September 30, 2008, the Russell 2000 Value Index posted an average annual gain of 10.14%, significantly outperforming the 3.80% average annual return of the Russell 3000 Index.

Consumer discretionary and financial sectors pull down the benchmark

For the twelve-month period, nine of the benchmark’s twelve industry sectors had negative returns, with five posting double-digit declines. However, three sectors produced positive returns, including two that recorded double-digit gains. Seven of the twelve sectors fared better than the benchmark as a whole.

          The benchmark was hurt most by declines in its two largest sectors—financials and consumer discretionary—which fell 13.6% and 25.6%, respectively. Together,

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Small-Cap Value Index Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–11.82%	9.48%	12.54%
Retirement Class (inception: 10/1/2002)*	–12.08	9.22	12.27
Russell 2000 Value Index†	–12.25	9.43	12.53
Morningstar Small Value	–15.71	7.95	10.45

Total annual fund operating expenses: Institutional Class, 0.21% and Retirement Class, 0.45%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional and Retirement classes is computed from the inception date (the date on which the class became publicly available). Previously, performance for these classes was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

38        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

these two sectors made up more than 45% of the benchmark’s market capitalization on September 30, 2008. The third-largest sector, materials and processing, lost 9.2%. All three sectors were negatively affected by the slowing economy and the crisis in the financial markets during the period.

          On the positive side, two energy-related sectors—integrated oils and “other energy”—rose 28.6% and 3.4%, respectively. The “other” (miscellaneous) sector gained 18.6% for the period. Together, these three sectors made up only about 6% of the benchmark in terms of market capitalization—too small a portion to overcome the negative effects of the larger underperforming sectors.

The benchmark’s largest issues produce mixed results

Of the five largest stocks in the Russell 2000 Value Index based on market capitalization, the top two turned in double-digit gains for the period: packaged food company Ralcorp rose 20.7%, and Senior Housing Properties Trust, a real estate investment trust (REIT), advanced 15.2%.

          The benchmark’s other three largest issues, listed in descending order of their relative weightings based on market capitalization, performed as follows: Realty Income Corporation, a REIT, declined 2.3%; commercial lender Apollo Investments lost 7.2%; and Westar Energy edged down 1.2%.

          For the period, the fund’s return was slightly better than its benchmark’s, despite the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $20,322 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Small-Cap Value Index Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$1,014.60	$ 0.50
Retirement Class	1,000.00	1,013.50	1.71

5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.51
Retirement Class	1,000.00	1,023.30	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.10% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	0.04
$4 billion–$15 billion	0.62
Under $4 billion	99.34

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        39

SMALL-CAP BLEND INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, small-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TISBX
Retirement Class	TRBIX
Fund net assets	$216.59 million
Portfolio turnover rate	36%

BENCHMARK PROFILE

Number of holdings	1,961
Weighted median market capitalization	$0.9 billion
P/E ratio (weighted 12-month trailing average)	21.8
Dividend yield	1.49%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	23.3
Manufacturing & materials	20.8
Technology	17.4
Consumer products & services	16.1
Health care	13.4
Energy	5.4
Utilities	3.6

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Small-Cap Blend Index Fund returned –14.07% for the Institutional Class, compared with the –14.48% return of its benchmark, the Russell 2000® Index, and the –18.87% average return of the fund’s peer group, the Morningstar Small Blend category. The table below shows returns for all share classes of the fund.

Small-cap stocks decline less than the broader market

For the twelve-month period, the small-cap category declined substantially less than the overall stock market, as measured by the –21.52% return of the Russell 3000® Index.

          During the first half of the period, small-cap stocks lost 14.02%—more than the Russell 3000 Index, which fell 12.54%. In the second half of the period, however, small caps held up fairly well amid heightened market volatility, declining just 0.54%, while the broad market tumbled 10.27%.

          Within the small-cap category, value stocks fared better than their growth counterparts. The Russell 2000 Value Index returned –12.25%, versus –17.07% for the Russell 2000 Growth Index.

          For the ten years ended September 30, 2008, the Russell 2000 Index posted an average annual gain of 7.81%, significantly outperforming the 3.80% average annual return of the Russell 3000 Index.

Three largest sectors drive the benchmark’s double-digit loss

For the period, ten of the benchmark’s twelve industry sectors had negative returns, with six posting double-digit declines. The three largest sectors—financials, consumer discretionary and technology—lost 13.4%, 22.4% and

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Small-Cap Blend Index Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–14.07%	8.15%	12.10%
Retirement Class (inception: 10/1/2002)*	–14.34	7.87	11.81
Russell 2000 Index†	–14.48	8.14	12.12
Morningstar Small Blend	–18.87	7.76	10.65

Total annual fund operating expenses: Institutional Class, 0.16% and Retirement Class, 0.41%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional and Retirement classes is computed from the inception date (the date on which the class became publicly available). Previously, performance for these classes was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

40        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

25.3%, respectively. On September 30, 2008, these three sectors made up more than one-half of the benchmark, in terms of market capitalization.

          All three sectors were negatively affected by the slowing economy and the crisis in the financial markets during the period. Due to a sharp increase in gasoline prices, consumers spent a higher percentage of disposable income on fuel and less on nonessential items. Financial services companies were hit by continuing problems related to subprime securities and a lack of liquidity in the credit markets.

Despite a down market, the benchmark’s largest stocks rise sharply

The five largest stocks in the Russell 2000 Index produced double-digit gains for the period. In descending order of their relative weightings in the benchmark based on market capitalization, these stocks performed as follows: packaged food company Ralcorp Holdings, 20.8%; Alexion Pharmaceuticals, 20.6%; biotechnology company Myriad Genetics, 24.4%; OSI Pharmaceuticals, 45.0%; and Senior Housing Properties Trust, a real estate investment trust, 15.2%.

          For the period, the fund’s return was slightly better than its benchmark’s, despite the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $19,846 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Small-Cap Blend Index Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$997.70	$ 0.50
Retirement Class	1,000.00	996.10	1.75

5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.51
Retirement Class	1,000.00	1,023.25	1.77

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.10% for the Institutional Class and 0.35% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	0.05
$4 billion–$15 billion	2.67
Under $4 billion	97.28

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        41

INTERNATIONAL EQUITY INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, foreign investment risk, small-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TCIEX
Retirement Class	TRIEX
Fund net assets	$826.33 million
Portfolio turnover rate	45%

BENCHMARK PROFILE

Number of holdings	1,022
Weighted median market capitalization	$32.9 billion
P/E ratio (weighted 12-month trailing average)	10.9
Dividend yield	4.16%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	26.7
Manufacturing & materials	20.1
Consumer products & services	19.4
Technology	11.1
Energy	8.7
Health care	8.1
Utilities	5.9

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The International Equity Index Fund returned –29.23% for the Institutional Class, compared with the –30.50% return of its benchmark, the MSCI EAFE® Index, and the –30.24% average return of the fund’s peer group, the Morningstar Foreign Large Blend category. The table below shows returns for all share classes of the fund.

Global credit woes and weakening economies drive foreign stocks lower

Amid heightened market volatility, a worsening global credit crisis and signs of slower economic growth, foreign stocks posted a steep decline for the twelve-month period. The EAFE index, which tracks stocks in 21 developed nations outside North America, fell 20.56% in the third quarter of 2008 alone. For the full twelve months, the EAFE’s loss was about nine percentage points larger than the 21.52% decline of the Russell 3000® Index, which measures the broad U.S. stock market.

          The poorer showing by foreign stocks reversed a trend in which the EAFE had fared better than the Russell 3000 in every twelve-month period ended September 30 since 2002. For the ten years ended September 30, 2008, the average annual return of the EAFE index was 5.02%, versus 3.80% for the Russell 3000 Index.

Declining European currencies magnify foreign stock losses

After rising steadily in value against the dollar from early 2006 through the second quarter of 2008, the euro and the British pound saw their relative strength plummet in the third quarter of 2008. For the twelve-month period

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

International Equity Index Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–29.23%	10.04%	12.40%
Retirement Class (inception: 10/1/2002)*	–29.44	9.71	12.05
MSCI EAFE Index†	–30.50	9.68	12.22
Morningstar Foreign Large Blend	–30.24	9.24	10.93

Total annual fund operating expenses: Institutional Class, 0.11% and Retirement Class, 0.35%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional and Retirement classes is computed from the inception date (the date on which the class became publicly available). Previously, performance for these classes was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

42        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

as a whole, the eroding value of these currencies magnified European stock losses for U.S. investors. In contrast, the yen strengthened against the dollar during the twelve months, which helped reduce the size of losses posted by Pacific stocks when translated into dollar terms.

          The net effect of these varying currency movements was to worsen the negative return of the EAFE index for U.S. investors, from –28.84% in terms of local currencies to –30.50% in dollars.

European and Pacific stocks see broad declines

European stocks, which made up more than two-thirds of the EAFE’s market capitalization on September 30, 2008, plunged 30.93%. British, French and German stocks—the EAFE’s three largest European components in terms of market capitalization—were down 31.53%, 28.12% and 28.10%, respectively. (All returns are in U.S. dollars.)

          The benchmark’s Pacific segment tumbled 29.61% in dollar terms. Japanese stocks, the largest component of the Pacific segment and slightly more than one-fifth of the EAFE’s total market capitalization, declined 26.93% in dollars. Pacific markets outside of Japan posted a steeper loss of 35.07% in dollar terms.

          For the period, the fund’s loss was slightly smaller than that of its benchmark, despite the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $20,169 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

International Equity Index Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$793.80	$ 0.49
Retirement Class	1,000.00	792.20	1.57

5% annual hypothetical return
Institutional Class	1,000.00	1,024.45	0.56
Retirement Class	1,000.00	1,023.25	1.77

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.11% for the Institutional Class and 0.35% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	67.54
$4 billion–$15 billion	25.13
Under $4 billion	7.33

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        43

ENHANCED INTERNATIONAL EQUITY INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, foreign investment risk, derivatives risk, quantitative analysis risk, small-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol Institutional Class	TFIIX
Fund net assets	$166.41 million
Number of holdings	433
Portfolio turnover rate	88%
Weighted median market capitalization	$30.2 billion
P/E ratio (weighted 12-month trailing average)	9.1
Dividend yield	4.44%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	26.2
Manufacturing & materials	21.3
Consumer products & services	18.9
Technology	11.2
Energy	9.2
Health care	7.7
Utilities	5.5

Total	100.0

PERFORMANCE IN THE PERIOD ENDED SEPTEMBER 30, 2008

The Enhanced International Equity Index Fund was launched on November 30, 2007. For the ten months through September 30, 2008, the fund returned –31.42% for the Institutional Class, compared with the –30.86% return of its benchmark, the MSCI EAFE® Index, and the –30.51% average return of the fund’s peer group, the Morningstar Foreign Large Blend category.

Foreign stocks plunge in the third quarter

Heightened market volatility, a worsening global credit crisis and signs of slower economic growth drove foreign stocks down for the ten-month period. More than two-thirds of the EAFE’s decline occurred in the third quarter of 2008, when the index tumbled 20.56% in dollar terms. (The EAFE tracks stocks in 21 developed nations outside North America.) In terms of local currencies, the EAFE fell 13.02% in the third quarter, but for U.S. investors this loss was magnified by severe weakening of the EAFE’s currencies versus the dollar.

          Both in terms of local currencies and in dollars, foreign stocks fared worse than U.S. stocks in the third quarter: the Russell 3000® Index, which measures the broad U.S. stock market, declined 8.73%. The poorer showing by foreign stocks reversed a trend in which the EAFE had fared better than the Russell 3000 in every twelve-month period ended September 30 since 2002. For the ten years ended September 30, 2008, the average annual return of the EAFE index was 5.02%, versus 3.80% for the Russell 3000 Index.

          In the third quarter, the five largest country components of the EAFE index, in descending order according to market capitalization size, performed as follows in dollar terms: Japan, –17.65%; United Kingdom, –20.97%; France, –18.93%; Germany, –20.56%; and Switzerland, –13.23%.

PERFORMANCE AS OF SEPTEMBER 30, 2008

Total return

Enhanced International Equity Index Fund	since inception

Institutional Class (inception: 11/30/2007)	–31.42%
MSCI EAFE Index*	–30.86
Morningstar Foreign Large Blend	–30.51

Total period fund operating expenses: Institutional Class, 0.72%. For the fund’s net operating expenses, please see the current prospectus.

*          For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

44        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

Stock selections trim relative performance

The fund’s enhanced indexing strategy uses quantitative modeling techniques to build a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the ten months in which the fund operated, stock selections using the enhanced indexing methodology had both negative and positive effects on performance, but the overall result was to lower the fund’s return relative to that of its benchmark. Among the holdings that detracted from the fund’s return were overweight positions, relative to the benchmark, in two British stocks: telephone company Vodafone and banking giant Lloyds TSB. Underweight positions that included British drugmaker AstraZeneca and U.K.-based financial firm HBOS also trimmed the fund’s return.

          Other holdings had a positive effect on the fund’s return. Among these were underweights in Japanese financial company Mitsui Sumitomo and Belgian-Dutch bank Fortis, and overweights in Swiss drugmaker Novartis and Spanish energy company Unión Fenosa.

          Because of the fund’s short performance history, the returns described in this report should not be taken as an indication of the way the fund is likely to perform over longer periods.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $6,858 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Enhanced International Equity Index Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$775.80	$ 2.04

5% annual hypothetical return
Institutional Class	1,000.00	1,022.70	2.33

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.46% for the Institutional Class. The expense charge of this fund reflects a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	64.90
$4 billion–$15 billion	26.37
Under $4 billion	8.73

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        45

ENHANCED LARGE-CAP GROWTH INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, growth investing risk, style risk, reorganization risk, derivatives risk, quantitative analysis risk, foreign investment risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TLIIX
Fund net assets	$162.18 million
Number of holdings	340
Portfolio turnover rate	111%
Weighted median market capitalization	$31.9 billion
P/E ratio (weighted 12-month trailing average)	14.8
Dividend yield	1.39%

PORTFOLIO COMPOSITION

% of portfolio investments

Technology	27.2
Consumer products & services	21.1
Manufacturing & materials	18.1
Health care	13.3
Energy	9.7
Financial	9.4
Utilities	1.2

Total	100.0

PERFORMANCE IN THE PERIOD ENDED SEPTEMBER 30, 2008

The Enhanced Large-Cap Growth Index Fund was launched on November 30, 2007. For the ten months through September 30, 2008, it returned –19.95% for the Institutional Class, compared with the –20.56% return of its benchmark, the Russell 1000® Growth Index, and the –22.73% average return of the fund’s peer group, the Morningstar Large Growth category.

Large-cap growth trails the broad market

Heightened market volatility, a worsening credit crisis and signs of slower economic growth drove U.S. stocks down for the ten-month period. Large-cap growth stocks trailed the broad U.S. stock market, which declined 19.30% as measured by the Russell 3000® Index. Large-cap growth stocks also underperformed large-cap value issues, which fell 19.64%. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          In line with these results, over the last decade, large-cap growth issues significantly lagged value stocks in the same size category. For the ten years ended September 30, 2008, the Russell 1000 Growth Index posted an average annual return of 0.59%—nearly five percentage points less than the 5.55% average annual return of the Russell 1000 Value Index, and more than three percentage points less than the 3.80% average annual return of the Russell 3000 Index.

PERFORMANCE AS OF SEPTEMBER 30, 2008

Total return

Enhanced Large-Cap Growth Index Fund	since inception

Institutional Class (inception: 11/30/2007)	–19.95%
Russell 1000 Growth Index*	–20.56
Morningstar Large Growth	–22.73

Total period fund operating expenses: Institutional Class, 0.55%. For the fund’s net operating expenses, please see the current prospectus.

*	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

46        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

Stock selections cushion losses slightly

The fund’s enhanced indexing strategy uses quantitative modeling techniques to build a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the ten-month period in which the fund operated, stock selections using the enhanced indexing methodology had both positive and negative effects on performance, but the overall result was to help the fund outperform its benchmark. Among the holdings that contributed to the fund’s return were overweight positions in Wal-Mart, biotechnology firm Genentech and global management services company Accenture, as well as an underweight holding in home mortgage provider Freddie Mac. Underweight positions that included McDonald’s, oil and gas producer XTO Energy and biotechnology firm Genzyme, however, trimmed the fund’s relative return. An overweight position in global engineering contractor Foster Wheeler also detracted from performance.

          Because of the fund’s short performance history, the returns described in this report should not be taken as an indication of the way the fund is likely to perform over longer periods.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $8,005 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Enhanced Large-Cap Growth Index Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$891.70	$ 1.56

5% annual hypothetical return
Institutional Class	1,000.00	1,023.35	1.67

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.33% for the Institutional Class. The expense charge of this fund reflects a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	67.05
$4 billion–$15 billion	23.08
Under $4 billion	9.87

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        47

ENHANCED LARGE-CAP VALUE INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, value investing risk, style risk, reorganization risk, derivatives risk, quantitative analysis risk, foreign investment risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol Institutional Class	TEVIX
Fund net assets	$158.44 million
Number of holdings	347
Portfolio turnover rate	70%
Weighted median market capitalization	$41.1 billion
P/E ratio (weighted 12-month trailing average)	12.4
Dividend yield	3.07%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	29.8
Energy	15.8
Consumer products & services	15.2
Manufacturing & materials	13.7
Health care	11.8
Technology	7.7
Utilities	6.0

Total	100.0

PERFORMANCE IN THE PERIOD ENDED SEPTEMBER 30, 2008

The Enhanced Large-Cap Value Index Fund was launched on November 30, 2007. For the ten months through September 30, 2008, the fund returned –19.51% for the Institutional Class, compared with the –19.64% return of its benchmark, the Russell 1000® Value Index, and the –20.79% average return of the fund’s peer group, the Morningstar Large Value category.

Large-cap value trails the broad market

Heightened market volatility, a worsening credit crisis and signs of slower economic growth drove U.S. stocks down for the ten-month period. During the ten months, large-cap value stocks trailed the broad U.S. stock market, which declined 19.30%, as measured by the Russell 3000® Index. Large-cap value stocks, however, outperformed large-cap growth issues, which fell 20.56%. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          In line with these results, over the last decade, large-cap value issues significantly outperformed growth stocks in the same size category. For the ten years ended September 30, 2008, the Russell 1000 Value Index posted an average annual return of 5.55%—nearly five percentage points greater than the 0.59% average annual gain of the Russell 1000 Growth Index, and 1.75 percentage points greater than the 3.80% average annual return of the Russell 3000 Index.

PERFORMANCE AS OF SEPTEMBER 30, 2008

Total return

Enhanced Large-Cap Value Index Fund	since inception

Institutional Class (inception: 11/30/2007)	–19.51%
Russell 1000 Value Index*	–19.64
Morningstar Large Value	–20.79

Total period fund operating expenses: Institutional Class, 0.58%. For the fund’s net operating expenses, please see the current prospectus.

*          For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

48        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

Stock selections cushion losses slightly

The fund’s enhanced indexing strategy uses quantitative modeling techniques to build a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the ten-month period in which the fund operated, stock selections using the enhanced indexing methodology had both positive and negative effects on performance, but the overall result was to help the fund outperform its benchmark. Among the holdings that contributed to the fund’s return were overweight positions in General Electric and Wal-Mart, as well as underweights in financial companies, including Wachovia, Lehman Brothers and Merrill Lynch.

          Among the holdings that detracted from the fund’s relative return were underweight positions in energy company Apache, financial holding company BB&T and oil and gas producer EOG Resources. The fund’s return was also trimmed by an overweight position in insurer Genworth Financial.

          Because of the fund’s short performance history, the returns described in this report should not be taken as an indication of the way the fund is likely to perform over longer periods.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $8,049 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Enhanced Large-Cap Value Index Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$889.30	$ 1.56

5% annual hypothetical return
Institutional Class	1,000.00	1,023.35	1.67

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.33% for the Institutional Class. The expense charge of this fund reflects a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	69.20
$4 billion–$15 billion	18.34
Under $4 billion	12.46

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        49

SOCIAL CHOICE EQUITY FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, the risk of socially screened investing, foreign investment risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TISCX
Retirement Class	TRSCX
Retail Class	TICRX
Fund net assets	$610.92 million
Number of holdings	1,009
Portfolio turnover rate	15%
Weighted median market capitalization	$23.0 billion
P/E ratio (weighted 12-month trailing average)	15.3
Dividend yield	2.09%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	20.9
Technology	18.4
Financial	18.2
Manufacturing & materials	13.7
Health care	12.6
Energy	8.9
Utilities	6.0
Short-term investments	1.3

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Social Choice Equity Fund returned –18.81% for the Institutional Class, compared with the –21.52% return of its benchmark, the Russell 3000® Index, and the –22.45% average return of the fund’s peer group, the Morningstar Large Blend category. The table below shows returns for all share classes of the fund. Neither the benchmark nor the Morningstar category screens investments according to social criteria, as the fund does.

Stock exclusions help trim the fund’s losses

Because of its social screens, the fund did not invest in several stocks that were sizable components of the Russell 3000 Index in terms of market capitalization. During the period, the overall effect of these exclusions was to help the fund outperform its benchmark.

          The fund benefited primarily by avoiding the stocks of home mortgage provider Fannie Mae and insurer American International Group. Casualties of the global credit crisis, these institutions were rescued by the U.S. government during the period. The exclusions of Citigroup (down 53.6%) and General Electric (down 35.8%) also reduced the fund’s losses relative to those of its benchmark.

          Relative performance suffered, however, from the exclusion of other stocks that performed well during the period. These included Wal-Mart (up 39.6%) and JPMorgan Chase (up 5.7%).

Stock selections limit risk, as the fund enhances its screening process

Because the fund’s social screens prevent it from investing in some of the stocks in the Russell 3000, the fund’s managers use statistical techniques to

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Social Choice Equity Fund	1 year	5 years		since fund inception

Institutional Class (inception: 7/1/1999)*	–18.81%	6.06%		0.75%
Russell 3000 Index†	–21.52	5.69		0.70
Morningstar Large Blend	–22.45	4.84		0.60

Retirement Class (inception: 10/1/2002)*	–19.02	5.70		0.52	‡

Retail Class (inception: 3/31/2006)	–18.81	6.01	‡	0.72	‡

Total annual fund operating expenses: Institutional Class, 0.21%; Retirement Class, 0.45%; and Retail Class, 0.49%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional and Retirement classes is computed from the inception date (the date on which the class became publicly available). Previously, performance for these classes was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

50        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

help ensure that the risk characteristics of the portfolio resemble those of the index. One such method is to overweight or underweight specific stocks relative to each one’s percentage of capitalization within the benchmark.

          During the twelve-month period, the fund’s relative return was aided by overweight positions in two financial services companies that withstood the upheavals within the financial sector: Wells Fargo, which subsequently acquired Wachovia, and U.S. Bancorp. Overweight holdings in McDonald’s and Apache, an energy company, also helped the fund’s performance. An underweight position in Apple enhanced returns as well.

          Overweight holdings that detracted from relative return included home mortgage provider Freddie Mac, which was taken over by the U.S. government, Washington Mutual, which was acquired by JPMorgan Chase, and Hartford Financial Services Group.

          In July 2008, the fund enhanced the way it screens companies for potential investment. Using specific environmental, social and governance criteria, the new evaluation process seeks out companies that are: strong stewards of the environment; devoted to serving local communities and society in general; committed to high labor standards; dedicated to producing high-quality, safe products; and managed in an ethical manner. A company’s involvement in the alcohol, tobacco, gambling, firearms, military and nuclear power industries is also reviewed and integrated into the process. Because of the negative social and environmental consequences of these products and services, companies with substantial involvement are unlikely to be included in the fund.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $10,715 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Social Choice Equity Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$917.80	$ 1.01
Retirement Class	1,000.00	916.00	2.16
Retail Class	1,000.00	917.30	1.34

5% annual hypothetical return
Institutional Class	1,000.00	1,023.95	1.06
Retirement Class	1,000.00	1,022.75	2.28
Retail Class	1,000.00	1,023.60	1.42

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.21% for the Institutional Class, 0.45% for the Retirement Class and 0.28% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	62.31
$4 billion–$15 billion	23.30
Under $4 billion	14.39

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        51

REAL ESTATE SECURITIES FUND

INVESTMENT OBJECTIVE

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, real estate investing risk, real estate securities risk, small-cap risk, foreign investment risk, interest-rate risk and income volatility risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIREX
Retirement Class	TRRSX
Retail Class	TCREX
Fund net assets	$533.02 million
Number of holdings	49
Portfolio turnover rate	94%
Weighted median market capitalization	$6.9 billion
P/E ratio (weighted 12-month trailing average)	35.2
Dividend yield	4.04%

PORTFOLIO COMPOSITION

% of portfolio investments

Retail REITs	31.7
Specialized REITs	18.9
Residential REITs	16.5
Diversified REITs	7.8
Real estate management & development	7.2
Office REITs	6.9
Industrial REITs	3.8
Mortgage REITs	1.6
Office electronics	1.2
Hotels, restaurants & leisure	0.4
Short-term investments	4.0

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Real Estate Securities Fund returned –13.54% for the Institutional Class, compared with the –12.86% return of its benchmark, the Dow Jones Wilshire Real Estate Securities Index, and the –14.46% average return of the fund’s peer group, the Morningstar Specialty Real Estate category. The table below shows returns for all share classes of the fund.

REITs decline in an uneven year

When the period covered by this report began, real estate investment trusts (REITs) had just posted an average annual return of 22.48% for the previous five years, as measured by the fund’s benchmark index. This return was well ahead of the 16.17% average annual gain of the broad U.S. stock market, during those five years, as measured by the Russell 3000® Index.

          These exceptional results led many investors to believe that a market top had been reached, and a broad-based sell-off of REITs occurred in the fourth quarter of 2007, when the benchmark dropped 13.68%. During the first quarter of 2008, the market for REITs regained its footing, and the benchmark gained 2.12%, while the broad U.S. stock market slid 9.52%.

          REITs stumbled again in the second quarter of 2008, falling 11.09% in June alone—their poorest monthly showing in more than four years. REITs declined 5.41% during the second quarter. However, the third quarter saw a 4.51% advance.

REITs continue to outperform over the long term

For the twelve-month period, REITs held their value significantly better than the broad U.S. stock market, which lost 21.52%. Both REITs and the overall

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Real Estate Securities Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–13.54%	11.56%	14.60%
Retirement Class (inception: 10/1/2002)*	–13.76	11.36	14.43
Retail Class (inception: 10/1/2002)*	–13.66	11.43	14.45
Dow Jones Wilshire Real Estate Securities Index†	–12.86	13.61	15.75
Morningstar Specialty Real Estate	–14.46	11.62	13.51

Total annual fund operating expenses: Institutional Class, 0.56%; Retirement Class, 0.81%; and Retail Class, 0.85%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional, Retirement and Retail classes is computed from the inception date (the date on which the class became publicly available). Previously, performance for these classes was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

52        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

economy were adversely affected by the turmoil in the credit markets. In addition, REITs were hurt by rising debt costs and a slowing global economy. At the same time, rising unemployment cut demand for new office space.

          In the longer term, REITs generated an average annual return of 12.92% for the ten-year period ended September 30, 2008—more than triple the 3.80% return of the Russell 3000 Index.

Stock selections detract from relative performance

The fund trailed the Dow Jones Wilshire Real Estate Securities Index because of individual stock selections that resulted in outsized losses. Among these were overweight positions in shopping mall operator Macerich and SL Green, an office REIT with exposure to the New York financial sector. Holdings in stocks not in the benchmark that hurt relative performance included Starwood Hotels, Gramercy Capital, a REIT specializing in real estate finance, and Greentown China Holdings.

          These negative effects were partly offset by positive contributions to relative performance. Some of these came from overweights that included multifamily REIT Essex Property Trust, retail REIT Simon Property Group, Federal Realty Investment Trust and industrial developer EastGroup Properties.

          The fund also gained by underweighting—and in some cases completely avoiding—underperforming stocks listed in the benchmark. Shopping center operator Developers Diversified Realty; General Growth Properties, one of the nation’s largest mall operators; and hotel property owner Hospitality Properties Trust all lagged the industry overall, and underweights in each of them limited losses from those holdings.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $22,659 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Real Estate Securities Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$974.90	$ 2.76
Retirement Class	1,000.00	973.40	4.00
Retail Class	1,000.00	973.90	3.45

5% annual hypothetical return
Institutional Class	1,000.00	1,022.20	2.83
Retirement Class	1,000.00	1,020.95	4.09
Retail Class	1,000.00	1,021.50	3.54

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.56% for the Institutional Class, 0.81% for the Retirement Class and 0.70% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	15.15
$4 billion–$15 billion	53.72
Under $4 billion	31.13

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        53

MANAGED ALLOCATION FUND II

INVESTMENT OBJECTIVE

The fund seeks favorable returns that reflect the broad investment performance of the financial markets through capital appreciation and investment income. The fund pursues this goal through a “fund of funds” approach, whereby the fund will make investments primarily in other mutual funds.

PRINCIPAL INVESTMENT RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, foreign investment risk, interest-rate risk, credit risk, call risk, prepayment risk and extension risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIMIX
Retirement Class	TITRX
Retail Class	TIMRX
Fund net assets	$504.85 million
Portfolio turnover rate	26%

PORTFOLIO COMPOSITION

Fund	% of portfolio investments

Bond Plus Fund II	38.0
Large-Cap Growth Fund	19.1
Large-Cap Value Fund	18.5
International Equity Fund	8.9
Small-Cap Equity Fund	4.5
Enhanced International Equity Index Fund	4.2
Enhanced Large-Cap Growth Index Fund	3.5
Enhanced Large-Cap Value Index Fund	2.5
Growth & Income Fund	0.6
Mid-Cap Growth Fund	0.1
Mid-Cap Value Fund	0.1

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Managed Allocation Fund II returned –16.92% for the Institutional Class, compared with the –12.94% return of its benchmark, the Managed Allocation Composite Index, and the –16.40% average return of the fund’s peer group, the Morningstar Moderate Allocation category. The table below shows returns for all share classes of the fund.

Global stock markets post double-digit losses; U.S. bonds gain

For the twelve months, the broad U.S. stock market, as measured by the Russell 3000® Index, fell 21.52%. The index declined in all four quarters of the period, including a 9.52% drop in the first quarter of 2008.

          The turbulence in the stock market reflected ongoing investor concerns about falling housing prices, burgeoning defaults within the U.S. subprime mortgage sector, rising unemployment and soaring oil prices. As financial institutions were forced to write down large investments in fixed-income subprime securities, the credit markets froze.

          To jumpstart liquidity, the Federal Reserve lowered the target for the federal funds rate—the interest rate U.S. commercial banks charge one another for overnight loans—six times during the period, bringing it to 2.00%. The Fed also expanded its lending programs. Near collapse, several prominent financial institutions were either taken over by the U.S. government or by banks that were better able to weather the storm.

          Foreign stocks were not immune from the problems in the United States. The MSCI EAFE® Index, which tracks stocks in 21 developed nations outside

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Managed Allocation Fund II	1 year	since inception

Institutional Class (inception: 3/31/2006)	–16.92%	–1.04%
Retirement Class (inception: 3/31/2006)	–17.10	–1.30
Retail Class (inception: 3/31/2006)	–16.89	–1.05

Managed Allocation Composite Index*	–12.94	0.73

Benchmark components (percentage of composite index):
Russell 3000 Index (45%)	–21.52	–2.53
Lehman Brothers U.S. Aggregate Index (40%)	3.65	5.02
MSCI EAFE Index (15%)	–30.50	–3.77

Morningstar Moderate Allocation	–16.40	–1.39

Total annual fund operating expenses: Institutional Class, 0.54%; Retirement Class, 0.78%; and Retail Class, 0.84%. For the fund’s net operating expenses, please see the current prospectus.

*	For a description of the fund’s benchmark components, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

54        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

North America, fell 30.50% in dollar terms during the twelve-month period. In the third quarter of 2008, the dollar rallied against the euro and the British pound, increasing losses for U.S. investors. In terms of local currencies, the EAFE declined 28.84% for the twelve months.

          As investors sought the safety of U.S. Treasuries, bond prices rose. The broad U.S. investment-grade, fixed-rate bond market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 3.65% for the period.

The fund suffers from underperformance in its major components

The fund’s absolute return was affected most strongly by the global downturn in the stock market. However, the fund’s performance relative to its benchmark was determined mainly by the fact that the fund’s largest single component, the Bond Plus Fund II, lagged its benchmark by 4.83 percentage points because of a sizable exposure to corporate bonds and a substantial underweight in U.S. Treasuries.

          The fund’s largest stock component, the Large-Cap Growth Fund, returned –21.14%, narrowly missing the return of its benchmark. The fund’s second-largest stock component, the Large-Cap Value Fund, declined 26.78%, lagging its benchmark by 3.22 percentage points. The International Equity Fund recorded the steepest decline—33.50%—and trailed its benchmark by three percentage points.

          During the period, the Managed Allocation Fund II maintained a target allocation ratio of 60% equity funds to 40% fixed-income funds. The weightings of the fund’s composite benchmark also remained fixed.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would be worth $9,742 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark components and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Managed Allocation Fund II	Institutional Class	Retirement Class	Retail Class

Actual return
Starting fund
value (4/1/08)	$1,000.00	$1,000.00	$1,000.00
Ending fund
value (9/30/08)	894.30	893.10	894.50
Expenses paid*
(4/1/08–9/30/08)	0.00	1.18	0.00
Effective expenses paid†
(4/1/08–9/30/08)	2.23	3.41	2.23

5% annual hypothetical return
Starting fund
value (4/1/08)	$1,000.00	$1,000.00	$1,000.00
Ending fund
value (9/30/08)	1,022.65	1,021.40	1,022.65
Expenses paid*
(4/1/08–9/30/08)	0.00	1.26	0.00
Effective expenses paid†
(4/1/08–9/30/08)	2.38	3.64	2.38

*

“Expenses paid” shows the fund’s own expense ratio for the most recent fiscal half-year, multiplied by the average fund value, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month pro rata expense ratios for that period were 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.00% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Effective expenses paid” is based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the total annualized, weighted, average expense ratio was 0.47% for the Institutional Class; 0.72% for the Retirement Class; and 0.47% for the Retail Class.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        55

BOND FUND

INVESTMENT OBJECTIVE

The fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to income volatility risk, credit risk, interest-rate risk, call risk, company risk, foreign investment risk and index risk. The fund invests in asset- and mortgage-backed securities and is subject to prepayment risk, where falling interest rates can cause security prices and income to decline due to prepayment of principal, as well as to extension risk, where rising rates can cause security prices to decline because expected prepayments of principal do not occur. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIBDX
Retirement Class	TIDRX
Retail Class	TIORX
Fund net assets	$1.93 billion
Number of issues	647
Portfolio turnover rate	113%
Average quality	Aa1/AA+
Option-adjusted duration	4.43 years
Average coupon	5.03%
Average yield to maturity	5.99%
Average maturity	6.32 years

PORTFOLIO COMPOSITION

% of portfolio investments

Mortgage-backed securities & commercial mortgage-backed securities	42.1
U.S. Treasury securities	19.6
Corporate bonds	14.2
U.S. agency securities	7.7
Asset-backed securities	6.8
Foreign government & corporate bonds denominated in U.S. dollars	6.0
Preferred stock	0.1
Short-term investments	3.5

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Bond Fund returned 2.06% for the Institutional Class, compared with the 3.65% gain of its benchmark, the Lehman Brothers U.S. Aggregate Index, and the –2.45% average return of the fund’s peer group, the Morningstar Intermediate-Term Bond category. The table below shows returns for all share classes of the fund.

Bonds gain as investors seek safety

During the twelve-month period, the U.S. economy showed increasing signs of strain. Housing prices fell dramatically. Some 2.2 million people lost jobs, and the unemployment rate rose to 6.1%. Consumers reduced their spending amid surging oil prices. As banks wrote down large investments in subprime fixed-income securities, some of the most prestigious financial institutions on Wall Street faltered.

          To help reinvigorate the economy and an increasingly fragile banking system, the Federal Reserve cut its target for the federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) six times during the period, eventually bringing it to 2.00%. The Fed also expanded its lending programs, assisted in the rescue of several financial institutions and helped fashion legislation in Washington to remedy the situation.

          The Lehman Brothers U.S. Aggregate Index, which measures the broad U.S. investment-grade, fixed-rate bond market, gained 5.23% for the first half of the period. As investors fled volatile stock markets for the relative safety of U.S. Treasuries, bond prices rose, and yields fell. (Bond prices and yields move in opposite directions.) After a short-lived rally in corporate bonds and asset-backed securities fizzled in June, the index lost 1.50% for the second half of the period.

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Bond Fund	1 year	5 years		since fund inception

Institutional Class (inception: 7/1/1999)*	2.06%	3.29%		5.55%
Lehman Brothers U.S. Aggregate Index†	3.65	3.78		5.76
Morningstar Intermediate-Term Bond	–2.45	2.15		4.36

Retirement Class (inception: 3/31/2006)	1.87	3.17	‡	5.48	‡

Retail Class (inception: 3/31/2006)	2.08	3.24	‡	5.52	‡

Total annual fund operating expenses: Institutional Class, 0.32%; Retirement Class, 0.57%; and Retail Class, 0.56%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional Class is computed from the inception date (the date on which the class became publicly available). Previously, performance for this class was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

56        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

Treasuries outshine other fixed-income securities

With investors seeking higher quality and liquidity, the Treasury component of the Lehman index surged 8.73%; U.S. agency securities rose 6.11%. As Treasury prices climbed, the yield on 2-year Treasury notes declined from 3.97% at the beginning of the period to 2.00% at period-end. The 10-year Treasury yield slid from 4.59% to 3.85%.

          Returns from the benchmark’s other high-quality sectors suffered when demand for non-government securities dried up.

Fund trails the benchmark but surpasses its peers

For the period, the fund lagged its benchmark primarily because of underweights in U.S. Treasury and agency securities and overweights in mortgage- and asset-backed securities.

          However, the fund outperformed its peers by 4.51 percentage points because early on its managers recognized the troubling signs within the credit markets. As a defensive strategy, they steadily increased the credit quality of the fund’s portfolio, which was already of higher quality than that of the Lehman index.

          The fund’s managers strive to minimize the effects of problems at any single company through broad diversification of the fund’s portfolio. During the period, this strategy helped lessen the negative effects of holdings in distressed financial companies, such as Lehman Brothers, Washington Mutual, and home mortgage providers Fannie Mae and Freddie Mac.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $16,481 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Bond Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$976.80	$ 1.58
Retirement Class	1,000.00	976.10	2.82
Retail Class	1,000.00	976.80	1.93

5% annual hypothetical return
Institutional Class	1,000.00	1,023.40	1.62
Retirement Class	1,000.00	1,022.15	2.88
Retail Class	1,000.00	1,023.05	1.97

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.32% for the Institutional Class, 0.57% for the Retirement Class and 0.39% for the Retail Class. The expense charges of one or more of the fund’s share classes re-flect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is expected to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        57

BOND PLUS FUND II

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term return, primarily through high current income consistent with preserving capital.

PRINCIPAL INVESTMENT RISKS

The fund is subject to income volatility risk, credit risk, interest-rate risk, call risk, company risk, foreign investment risk and index risk. The fund invests in asset- and mortgage-backed securities and is subject to prepayment risk, where falling interest rates can cause security prices and income to decline due to prepayment of principal, as well as to extension risk, where rising rates can cause security prices to decline because expected prepayments of principal do not occur. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIBFX
Retirement Class	TCBRX
Retail Class	TCBPX
Fund net assets	$496.13 million
Number of issues	558
Portfolio turnover rate	92%
Average quality	Aa1/AA+
Option-adjusted duration	4.36 years
Average coupon	5.51%
Average yield to maturity	7.38%
Average maturity	6.53 years

PORTFOLIO COMPOSITION

% of portfolio investments

Mortgage-backed securities & commercial mortgage-backed securities	46.4
Corporate bonds	19.9
U.S. Treasury securities	10.3
Asset-backed securities	8.4
Foreign government & corporate bonds denominated in U.S. dollars	8.0
U.S. agency securities	4.6
Mutual funds	0.8
Preferred stock	0.1
Short-term investments	1.5

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Bond Plus Fund II returned –1.18% for the Institutional Class, compared with the 3.65% gain of its benchmark, the Lehman Brothers U.S. Aggregate Index, and the –2.45% average return of the fund’s peer group, the Morningstar Intermediate-Term Bond category. The table below shows returns for all share classes of the fund.

Bonds gain as investors seek safety

During the twelve-month period, the U.S. economy showed increasing signs of strain. Housing prices fell dramatically, and the unemployment rate rose to 6.1%. Consumers reduced their spending amid surging oil prices. As banks wrote down large investments in subprime fixed-income securities, some of the most prestigious financial institutions on Wall Street faltered.

          To help reinvigorate the economy and an increasingly fragile banking system, the Federal Reserve cut its target for the federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) six times during the period, eventually bringing it to 2.00%. The Fed also expanded its lending programs, assisted in the rescue of several financial institutions and helped fashion legislation in Washington to remedy the situation.

          The Lehman Brothers U.S. Aggregate Index, which measures the broad U.S. investment-grade, fixed-rate bond market, gained 5.23% for the first half of the period. As investors fled volatile stock markets for the relative safety of U.S. Treasuries, bond prices rose, and yields fell (Bond prices and yields move in opposite directions). After a short-lived rally in corporate bonds and asset-backed securities fizzled in June, the index lost 1.50% for the second half of the period.

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Bond Plus Fund II	1 year	since inception

Institutional Class (inception: 3/31/2006)	–1.18%	2.60%
Retirement Class (inception: 3/31/2006)	–1.49	2.38
Retail Class (inception: 3/31/2006)	–1.26	2.52
Lehman Brothers U.S. Aggregate Index*	3.65	5.02
Morningstar Intermediate-Term Bond	–2.45	1.83

Total annual fund operating expenses: Institutional Class, 0.38%; Retirement Class, 0.63%; and Retail Class, 0.74%. For the fund’s net operating expenses, please see the current prospectus.

*          For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

58        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

Treasuries outshine other fixed-income securities

With investors seeking higher quality and liquidity, the Treasury component of the Lehman index surged 8.73%. As Treasury prices climbed, the yield on 2-year Treasury notes declined from 3.97% at the beginning of the period to 2.00% at period-end. The 10-year Treasury yield slid from 4.59% to 3.85%. Returns from the benchmark’s other high-quality sectors suffered when demand for non-government securities dried up.

Fund trails the benchmark but outperforms its peers

For the period, the fund lagged its benchmark by 4.83 percentage points primarily because of substantial underweights in U.S. Treasury securities and overweights in mortgage- and asset-backed securities. In addition, holdings in high-yield and emerging market securities also negatively affected performance relative to the benchmark. In line with its investment objectives, the fund generally holds a larger percentage of its portfolio in securities with special features in an effort to improve total return. These securities may be less liquid than other types of fixed-income securities.

          Nevertheless, the fund outperformed its peers because early on its managers recognized the troubling signs within the credit markets. As a defensive strategy, they steadily increased the credit quality of the portfolio over the twelve-month period.

          The fund’s managers strive to minimize the effects of problems at any single company through broad diversification of the fund’s portfolio. During the period, this strategy helped lessen the negative effects of positions in distressed financial companies, such as Lehman Brothers and home mortgage providers Fannie Mae and Freddie Mac.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $10,665 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Bond Plus Fund II	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$966.80	$ 1.72
Retirement Class	1,000.00	965.80	3.00
Retail Class	1,000.00	966.50	2.16

5% annual hypothetical return
Institutional Class	1,000.00	1,023.25	1.77
Retirement Class	1,000.00	1,021.95	3.08
Retail Class	1,000.00	1,022.80	2.23

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.35% for the Institutional Class, 0.61% for the Retirement Class and 0.44% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        59

SHORT-TERM BOND FUND II

INVESTMENT OBJECTIVE

The fund seeks high current income consistent with preservation of capital.

PRINCIPAL INVESTMENT RISKS

The fund is subject to income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk, extension risk and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TISIX
Retirement Class	TISRX
Retail Class	TCTRX
Fund net assets	$259.77 million
Number of issues	172
Portfolio turnover rate	102%
Average quality	Aa1/AA+
Option-adjusted duration	2.44 years
Average coupon	4.26%
Yield to maturity	6.02%
Average maturity	2.73 years

PORTFOLIO COMPOSITION

% of portfolio investments

U.S. Treasury securities	35.2
U.S. agency securities	22.6
Corporate bonds	21.7
Asset-backed securities	6.8
Mortgage-backed securities & commercial mortgage-backed securities	4.4
Foreign government & corporate bonds denominated in U.S. dollars	4.4
Preferred stock	0.1
Short-term investments	4.8

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Short-Term Bond Fund II returned 1.88% for the Institutional Class, compared with the 4.05% gain of its benchmark, the Lehman Brothers U.S. Government/Credit (1–5 Year) Index, and the –1.62% average return of the fund’s peer group, the Morningstar Short-Term Bond category. The table below shows returns for all share classes of the fund.

Bonds gain as investors seek safety

During the twelve-month period, the U.S. economy showed increasing signs of strain. Housing prices fell dramatically. Some 2.2 million people lost jobs, and the unemployment rate rose to 6.1%. Consumers reduced their spending amid surging oil prices. As banks wrote down large investments in subprime fixed-income securities, some of the most prestigious financial institutions on Wall Street faltered.

          To help reinvigorate the economy and an increasingly fragile banking system, the Federal Reserve cut its target for the federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) six times during the period, eventually bringing it to 2.00%. The Fed also expanded its lending programs, assisted in the rescue of several financial institutions and helped fashion legislation in Washington to remedy the situation.

          In the uncertain environment, short-term bonds had a slight advantage over the broad bond market, which gained 3.65%, as measured by the Lehman Brothers U.S. Aggregate Index.

Treasuries outshine other fixed-income securities

With investors seeking liquidity as well as high quality, the return of U.S. Treasury notes topped those of all other fixed-income sectors. As Treasury

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Short-Term Bond Fund II	1 year	since inception

Institutional Class (inception: 3/31/2006)	1.88%	3.83%
Retirement Class (inception: 3/31/2006)	1.56	3.57
Retail Class (inception: 3/31/2006)	1.71	3.72
Lehman Brothers U.S. Government/Credit (1–5 Year) Index*	4.05	5.11
Morningstar Short-Term Bond	–1.62	1.87

Total annual fund operating expenses: Institutional Class, 0.37%; Retirement Class, 0.63%; and Retail Class, 0.67%. For the fund’s net operating expenses, please see the current prospectus.

*         For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

60        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

prices climbed, their yields fell. (Bond prices and yields move in opposite directions.) The 2-year Treasury yield declined to 2.00% on September 30, 2008, from 3.97% at the beginning of the period. The 5-year Treasury yield slid to 2.98% from 4.23%.

Fund trails the benchmark but surpasses its peers

Although the fund moved upward during the twelve-month period, it trailed its benchmark by more than two percentage points primarily because of underweights in U.S. Treasury securities and overweights in corporate bonds. In addition, returns from the fund’s positions in mortgage- and asset-backed securities, which are not included in the benchmark, lagged those of Treasuries and weighed on the fund’s return.

          The fund, however, topped its peers by three-and-one-half percentage points because early on its managers recognized the troubling signs within the credit markets. As a defensive strategy, they steadily increased the credit quality of the fund’s portfolio over the twelve-month period.

          The fund’s managers strive to minimize the effects of problems at any single company through broad diversification of the fund’s portfolio. During the period, this strategy helped lessen the negative effects of holdings in distressed financial companies, such as Lehman Brothers, Washington Mutual, and home mortgage providers Fannie Mae and Freddie Mac.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $10,988 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Short-Term Bond Fund II	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$987.00	$1.54
Retirement Class	1,000.00	984.90	2.78
Retail Class	1,000.00	985.60	1.89

5% annual hypothetical return
Institutional Class	1,000.00	1,023.45	1.57
Retirement Class	1,000.00	1,022.20	2.83
Retail Class	1,000.00	1,023.10	1.92

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.31% for the Institutional Class, 0.56% for the Retirement Class and 0.38% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        61

HIGH-YIELD FUND II

INVESTMENT OBJECTIVE

The fund seeks high current income and, when consistent with its primary objective, capital appreciation.

PRINCIPAL INVESTMENT RISKS

The fund is subject to income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk, extension risk, illiquid security risk and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIHYX
Retirement Class	TIHRX
Retail Class	TIYRX
Fund net assets	$357.77 million
Number of issues	188
Portfolio turnover rate	59%
Average quality	B1
Option-adjusted duration	3.75 years
Average coupon	7.41%
Average yield to maturity	11.03%
Average maturity	5.77 years

HOLDINGS BY MATURITY

% of portfolio investments

Less than 1 year	8.1
1–3 years	8.3
3–5 years	25.3
5–10 years	54.0
Greater than 10 years	4.3

Total	100.0

HOLDINGS BY CREDIT QUALITY

% of portfolio investments

A/A	0.4
Ba/BB	50.9
B/B	37.3
Below B/B	4.0
Short-term investments	7.4

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The High-Yield Fund II returned –8.15% for the Institutional Class, compared with the –9.23% return of its benchmark, the Merrill Lynch BB/B Cash Pay Issuer Constrained Index, and the –11.29% average return of the fund’s peer group, the Morningstar High-Yield Bond category. The table below shows returns for all share classes of the fund.

In a risk-averse climate, high-yield bonds lag the market

For the twelve-month period, the return of the U.S. high-yield bond market was significantly less than the 3.65% return of investment-grade bonds, as measured by the Lehman Brothers U.S. Aggregate Index. However, the performance of high-yield bonds as an asset class held up better than that of the broad U.S. stock market, which lost 21.52%, as measured by the Russell 3000® Index.

          During the period, high-yield bonds suffered from widening credit spreads, with prices dropping for bonds that involved additional risk, as compared with that of U.S. Treasuries and investment-grade bonds.

Declines gradually spread across industry sectors

Credit markets became volatile in the fourth quarter of 2007, when 25 of the benchmark’s 68 sectors posted negative results. As credit tightened during the twelve-month period, losses became steeper and more broad-based. In the third quarter of 2008, losses extended to all but three of the benchmark’s sectors and ranged from 0.1% for beverages to 66.9% for mortgage banks and thrifts.

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

High-Yield Fund II	1 year	since inception

Institutional Class (inception: 3/31/2006)	–8.15%	0.67%
Retirement Class (inception: 3/31/2006)	–8.45	0.39
Retail Class (inception: 3/31/2006)	–8.28	0.60
Merrill Lynch BB/B Cash Pay Issuer Constrained Index*	–9.23	0.21
Morningstar High-Yield Bond	–11.29	–0.87

Total annual fund operating expenses: Institutional Class, 0.43%; Retirement Class, 0.69%; and Retail Class, 0.71%. For the fund’s net operating expenses, please see the current prospectus.

*	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

62        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

          Lower-quality bonds (CCC and lower) were hit harder than others, and declines there intensified later in the period; that category dropped 3.0% in the fourth quarter of 2007 and a larger 12.3% in the third quarter of 2008.

Security selections keep the fund ahead of its benchmark

In a challenging market, the fund’s managers were able to outperform a declining benchmark. The fund held up better than the Merrill Lynch index on the strength of favorable sector allocations and security selections.

          Positive contributions to relative performance included an underweight position in the mortgage banks and thrifts sector, and, in particular, in Washington Mutual. Underweights in MGM Mirage and Harrah’s and in the gaming sector in general also helped. Overweight holdings in Chesapeake Energy and in the energy-exploration and production sector in general provided an additional boost.

          The positive effects of these holdings were partly offset by overweight positions in Morris Publishing in the printing and publishing sector and Griffin Coal in the metals and mining sector.

          The fund concentrated its holdings in B or BB bonds because they provided more attractive risk-adjusted return potential to long-term investors than did lower-rated securities. The table on the facing page shows the credit quality of the portfolio’s holdings as of September 30, 2008.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $10,168 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

High-Yield Fund II	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$944.40	$ 1.94
Retirement Class	1,000.00	943.30	3.16
Retail Class	1,000.00	943.30	2.33

5% annual hypothetical return
Institutional Class	1,000.00	1,023.00	2.02
Retirement Class	1,000.00	1,021.75	3.29
Retail Class	1,000.00	1,022.60	2.43

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.40% for the Institutional Class, 0.65% for the Retirement Class and 0.48% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        63

TAX-EXEMPT BOND FUND II

INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

PRINCIPAL INVESTMENT RISKS

The fund is subject to income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk, extension risk and tax risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TITIX
Retail Class	TIXRX
Fund net assets	$245.70 million
Number of issues	245
Portfolio turnover rate	50%
Average quality	AA
Option-adjusted duration	6.04 years
Average coupon	5.27%
Average yield to maturity	4.76%
Average maturity	7.30 years

HOLDINGS BY MATURITY

% of portfolio investments

Less than 1 year	0.2
1–3 years	2.7
3–5 years	5.6
5–10 years	62.6
Greater than 10 years	28.9

Total	100.0

HOLDINGS BY CREDIT QUALITY

% of portfolio investments

Aaa/AAA	18.0
Aa/AA	38.2
A/A	24.2
Baa/BBB	14.5
Ba/BB	2.5
B/B	0.1
Caa/CCC	0.1
Non-rated	1.1
Short-term investments	1.3

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Tax-Exempt Bond Fund II returned –0.87% for the Institutional Class, compared with the 0.55% gain of its benchmark, the Lehman Brothers 10-Year Municipal Bond Index, and the –5.13% average return of the fund’s peer group, the Morningstar Municipal National Long category. The table below shows returns for all share classes of the fund.

Municipal curve steepens as investors seek safety

During the twelve-month period, the U.S. economy, and the credit markets in particular, showed increasing signs of strain. To help reinvigorate the economy and shore up a troubled banking system, the Federal Reserve cut its target for the federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) six times, eventually bringing it to 2.00%.

          Within this challenging environment, investors sought safety in U.S. Treasury securities and favored bonds with shorter maturities. The Lehman Brothers U.S. Treasury Index posted a return of 8.73% for the twelve months.

          Meanwhile, prices for longer-term municipal bonds fell, and the slope of their yield curve steepened. At the beginning of October 2007, the spread between 2-year and 30-year bond yields was 1.05 percentage points; at period-end, it was 2.72 percentage points. By then, prices for municipal bonds had declined to historically low levels relative to Treasuries.

          This cheapening trend was most pronounced during the first quarter of 2008, when Bear Stearns failed, and in the tumultuous month of September, when the Lehman municipal bond index fell 3.63%.

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Tax-Exempt Bond Fund II	1 year	since inception

Institutional Class (inception: 3/31/2006)	–0.87%	2.45%
Retail Class (inception: 3/31/2006)	–0.90	2.39
Lehman Brothers
10-Year Municipal Bond Index*	0.55	3.14
Morningstar Municipal National Long†	–5.13	–0.09

Total annual fund operating expenses: Institutional Class, 0.41% and Retail Class, 0.65%. For the fund’s net operating expenses, please see the current prospectus.

*	For a description of the fund’s benchmark, please see page 4.

†	During the period covered by this report, Morningstar reclassified the Tax-Exempt Bond Fund II. Previously, it was in the Municipal National Intermediate category.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

64	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

High-quality bonds outperform other sectors

Reflecting investors’ “flight to quality,” all sectors of the municipal bond market recorded losses for the twelve-month period. However, the highest-quality sectors held up best in this downturn. Pre-refunded/escrowed-to-maturity bonds lost the least ground because they are secured by U.S. Treasuries. The riskier hospital, industrial revenue and tobacco sectors posted the largest losses. Bonds with the shortest maturities posted better returns than those at the longer end of the maturity spectrum.

          New issuance fell during the period, as municipalities postponed capital projects to avoid rising long-term interest rates. The decline was particularly evident in September, when volume fell to $20 billion—about 39% below the level of a year earlier. The volume of insured municipal paper fell even more dramatically, as investors refused to pay steep prices for these securities.

A position in industrial revenue bonds trims returns

The fund lagged its benchmark for the period primarily because of a substantial overweight in industrial bonds, the worst-performing sector of the index. Industrial bonds are generally issued by a municipality to finance facilities that are then leased to private corporations; the corporations’ lease payments are used to service the debt.

          The negative effect of these holdings was partly offset, however, by an overweight position in pre-refunded/escrowed-to-maturity bonds. In addition, the fund’s shorter average maturity, compared with that of the benchmark, also helped relative performance.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $10,625 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Tax-Exempt Bond Fund II	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$974.50	$ 1.78
Retail Class	1,000.00	974.40	1.93

5% annual hypothetical return
Institutional Class	1,000.00	1,023.20	1.82
Retail Class	1,000.00	1,023.05	1.97

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.36% for the Institutional Class and 0.39% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        65

INFLATION-LINKED BOND FUND

INVESTMENT OBJECTIVE

The fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

PRINCIPAL INVESTMENT RISKS

The fund is subject to income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk, extension risk, the risks of inflation-indexed bonds and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIILX
Retirement Class	TIKRX
Retail Class	TCILX
Fund net assets	$660.69 million
Number of issues	27
Portfolio turnover rate	16%
Average quality	AAA
Option-adjusted duration	7.71 years
Average coupon	2.34%
Average yield to maturity	7.60%
Average maturity	9.06 years

HOLDINGS BY MATURITY

% of portfolio investments

1–10-year bonds	71.9
10–20-year bonds	20.8
Greater than 20-year bonds	7.3

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Inflation-Linked Bond Fund returned 6.20% for the Institutional Class, identical to the 6.20% gain of its benchmark, the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index, and compared with the 4.06% average return of the fund’s peer group, the Morningstar Inflation-Protected Bond category. The table below shows returns for all share classes of the fund.

The Fed juggles slow growth and rising inflation

The growth of gross domestic product (GDP) slowed substantially during the first six months of the period. Annual GDP was 0.6% in the fourth quarter of 2007 and 0.9% in the first quarter of 2008, compared with 4.9% in the third quarter of 2007. As banks continued to write down large investments in subprime fixed-income securities and several financial companies failed, the Federal Reserve lowered its target for the federal funds rate six times, from 4.75% at the beginning of October 2007 to 2.00% by April 30, 2008. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.)

          In July 2008, however, oil prices hit $145 a barrel and year-over-year inflation, as measured by the Consumer Price Index, rose to 5.6%—up from 3.5% in October 2007. As a result, the Fed refrained from further rate cuts for the rest of the twelve-month period.

          During the period, the overall U.S. stock market, as measured by the Russell 3000® Index, lost 21.52%. Prices for government bonds were lifted, as investors sought safety from increasingly volatile stock markets.

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Inflation-Linked Bond Fund	1 year	5 years		since fund inception

Institutional Class (inception: 10/1/2002)*	6.20%	4.97%		5.38%
Retail Class (inception: 10/1/2002)*	6.11	4.84		5.25
Lehman Brothers U.S. Treasury Inflation-Protected Securities Index†	6.20	5.15		5.58
Morningstar Inflation-Protected Bond	4.06	4.01		4.37

Retirement Class (inception: 3/31/2006)	5.95	4.90	‡	5.32	‡

Total annual fund operating expenses: Institutional Class, 0.34%; Retirement Class, 0.59%; and Retail Class, 0.58%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional and Retail classes is computed from the inception date (the date on which the class became publicly available). Previously, performance for these classes was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

‡

The performance shown for the Retirement Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement Class. If those higher expenses had been reflected, the performance of the Retirement Class shown for these periods would have been lower.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

66        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

TIPS surge in the first half, then retreat in the second

TIPS produced positive inflation-adjusted returns for the twelve months—one of the few asset groups to do so. The broad bond market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 3.65%, failing to keep pace with rising inflation.

          Amid falling interest rates and sharply rising fuel prices, TIPS surged 10.40% in the first half of the period on the expectation that inflation would increase. In the second half, TIPS lost 3.81% because interest rates held steady, the credit markets remained frozen, oil prices came down off their peak, and many investors moved into cash positions.

          For the ten years ended September 30, 2008, TIPS posted an average annual return of 7.11%, compared with 5.19% for the Lehman aggregate index and 3.80% for the Russell 3000 Index.

The fund matches its benchmark and leads its peers

Despite the effects of expenses, the fund’s return matched that of its benchmark index for the period. (Although the fund’s return includes a deduction for expenses, the benchmark’s return does not.) In addition, the fund topped the average return of similar inflation-linked bond funds by more than two percentage points.

          Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of the benchmark. This strategy helped the fund more closely track the performance of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $13,700 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Inflation-Linked Bond Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$961.10	$ 1.67
Retirement Class	1,000.00	959.40	2.89
Retail Class	1,000.00	960.00	2.16

5% annual hypothetical return
Institutional Class	1,000.00	1,023.30	1.72
Retirement Class	1,000.00	1,022.05	2.98
Retail Class	1,000.00	1,022.80	2.23

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.34% for the Institutional Class, 0.59% for the Retirement Class and 0.44% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        67

MONEY MARKET FUND

INVESTMENT OBJECTIVE

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

PRINCIPAL INVESTMENT RISKS

The fund is subject to current income risk, market risk, company risk, income volatility risk, interest-rate risk, prepayment risk, extension risk and foreign investment risk. An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency (not including the fund’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds). We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class		TCIXX
Retirement Class		TIEXX
Retail Class		TIRXX
Fund net assets		$1.48 billion

NET ANNUALIZED YIELD

(for the 7 days ended 9/30/2008)*

	Current yield	Effective yield

Money Market Fund
Institutional Class	2.51%	2.54%
Retirement Class	2.26	2.29
Retail Class	2.42	2.44
iMoneyNet Money Fund
Report Averages—All Taxable	1.62	1.63

The current yield more closely reflects current earnings than does the total return.

*	IMoneyNet reports its 7-day yields as of Tuesday of each week.

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The Money Market Fund returned 3.51% for the Institutional Class, compared with the 2.83% gain of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The table below shows returns for all share classes of the fund.

The economy weakens, and the Fed responds

During the period, the economy slowed significantly. From the third quarter of 2007 to the third quarter of 2008 gross domestic product grew at only 0.8%, not enough to keep up with the rate of the nation’s population growth, which was about 1.0%. The unemployment rate rose from 4.7% at the beginning of the period to 6.1% by the end of September 2008.

          During the reporting period, the Federal Reserve cut its target rate six times—from 4.75% to 2.00%. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.)

LIBOR falls, then rises sharply

Both one-month and twelve-month LIBOR rates declined in the last quarter of 2007 and in the first quarter of 2008 as a result of the Fed’s rate cuts and investors’ belief that financial market turmoil would keep interest rates low. (LIBOR, the interest rates that banks charge one another for loans on the London market, is the most widely used benchmark for short-term rates.) In the second quarter of 2008, one-month rates drifted downwards and twelve-month rates rose. Following the collapse of Lehman Brothers on September 15, 2008, LIBOR rates climbed sharply; the one-month rate ended the period at 3.93%, while the twelve-month rate closed at 3.96%.

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Money Market Fund	1 year	5 years		since fund inception

Institutional Class (inception: 7/1/1999)*	3.51%	3.46%		3.57%
iMoneyNet Money Fund Report Averages—All Taxable	2.83	2.90		3.04	†

Retirement Class (inception: 3/31/2006)	3.25	3.34	‡	3.50	‡
Retail Class (inception: 3/31/2006)	3.43	3.42	‡	3.54	‡

Total annual fund operating expenses: Institutional Class, 0.14%; Retirement Class, 0.39%; and Retail Class, 0.40%. For the fund’s net operating expenses, please see the current prospectus.

*

The performance shown for the Institutional Class is computed from the inception date (the date on which the class became publicly available). Previously, performance for this class was computed from the net asset value per share on the day prior to the inception date.

†	Since 6/30/1999, the date closest to the inception date of the Institutional Class for which iMoneyNet returns are calculated.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

68        2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

The fund benefits from conservative management

In response to turbulent market conditions, the fund reduced its investments in securities with longer maturities to increase its flexibility. From a high of 58 days in July, the fund’s weighted average maturity declined to 44 days on September 30, 2008, near the average iMoneyNet fund’s level of 41 days.

          To further limit risk and increase liquidity, the fund greatly reduced its holdings in commercial paper, from 80.4% of its portfolio on September 30, 2007 to 57.7% at period-end. The fund also more than quadrupled its ownership of U.S. agency securities to 27.0% from 6.4%. Certificates of deposit and floating-rate securities remained proportionately low, at 6.2% and 4.5%, respectively. The remainder was invested in banker’s acceptances (3.9%) and bank notes (0.7%).

          The fund is a participant in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which provides a guarantee to the fund’s shareholders based on the number of fund shares they owned at the close of business on September 19, 2008, if the fund “breaks the buck,” i.e., its net asset value falls below $0.995 and is not immediately restored, and the fund goes into liquidation. Any increase in owned shares after this date will not be guaranteed. If a shareholder closes an account with the fund or applicable intermediary, any future investments will not be guaranteed. If the number of owned shares changes between September 19 and the date of liquidation, the shares guaranteed will be the number owned at the close of business on September 19 or the current amount, whichever is less. The program expires on December 18, 2008, unless extended by the U.S. Treasury. Please see treas.gov for more information.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $13,834 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the average iMoneyNet fund during the same period. The iMoneyNet performance shown is from June 30, 1999, the date closest to the inception of the Institutional Class for which iMoneyNet returns are calculated.

EXPENSE EXAMPLE

Six months ended September 30, 2008

Money Market Fund	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08– 9/30/08)

Actual return
Institutional Class	$1,000.00	$1,012.60	$ 0.70
Retirement Class	1,000.00	1,011.20	1.96
Retail Class	1,000.00	1,012.20	1.11

5% annual hypothetical return
Institutional Class	1,000.00	1,024.30	0.71
Retirement Class	1,000.00	1,023.05	1.97
Retail Class	1,000.00	1,023.90	1.11

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The fund’s annualized six-month expense ratio for that period is 0.14% for the Institutional Class, 0.39% for the Retirement Class and 0.22% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is expected to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

PORTFOLIO COMPOSITION

% of portfolio investments

Commercial paper	57.7
U.S. agency securities	27.0
Certificates of deposit	6.2
Floating-rate securities	4.5
Banker’s acceptances	3.9
Bank notes	0.7

Total	100.0

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report        69

SUMMARY PORTFOLIO OF INVESTMENTS

GROWTH EQUITY FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
15,700		Nintendo Co Ltd	$6,659,528	2.41%

			6,659,528	2.41

BUSINESS SERVICES
109,593	*	Adobe Systems, Inc	4,325,636	1.56
391,472	*	eBay, Inc	8,761,143	3.16
705,399		Experian Group Ltd	4,674,973	1.69
26,768	*	Google, Inc (Class A)	10,721,119	3.87
185,432	*	Intuit, Inc	5,861,506	2.12
189,356	*	Oracle Corp	3,845,820	1.39
43,678		Visa, Inc (Class A)	2,681,392	0.97
	e*	Other	1,472,703	0.53

			42,344,292	15.29

CHEMICALS AND ALLIED PRODUCTS
146,207		Abbott Laboratories	8,418,599	3.04
45,692		Air Products & Chemicals, Inc	3,129,445	1.13
48,741	*	Amgen, Inc	2,888,879	1.04
177,939	e	Avon Products, Inc	7,396,924	2.67
68,878	*	Celgene Corp	4,358,600	1.58
57,572	e	Estee Lauder Cos (Class A)	2,873,419	1.04
213,594	*	Gilead Sciences, Inc	9,735,615	3.52
86,666		Monsanto Co	8,578,201	3.10
178,309	e	Teva Pharmaceutical Industries Ltd (ADR)	8,164,769	2.95
	e*	Other	8,844,063	3.19

			64,388,514	23.26

COMMUNICATIONS
119,829	e*	American Tower Corp (Class A)	4,310,249	1.56

			4,310,249	1.56

DEPOSITORY INSTITUTIONS
90,297		Bank of New York Mellon Corp	2,941,876	1.06
108,872		Western Union Co	2,685,872	0.97
		Other	2,968,137	1.07

			8,595,885	3.10

EDUCATIONAL SERVICES e*			2,140,078	0.77

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
39,809	*	Apple Computer, Inc	4,524,691	1.63
289,337	*	Cisco Systems, Inc	6,527,443	2.36
242,142	e	Intel Corp	4,535,320	1.64
298,442	e*	Marvell Technology Group Ltd	2,775,511	1.00
164,195		Qualcomm, Inc	7,055,459	2.55
57,276	*	Research In Motion Ltd	3,911,951	1.41
	e*	Other	6,279,804	2.27

			35,610,179	12.86

ENGINEERING AND MANAGEMENT SERVICES
50,055	*	Jacobs Engineering Group, Inc	2,718,487	0.98

			2,718,487	0.98

Shares		Company	Value	% of net assets

FOOD AND KINDRED PRODUCTS
75,768		H.J. Heinz Co	$3,786,127	1.36%
70,611		PepsiCo, Inc	5,032,446	1.82

			8,818,573	3.18

GENERAL MERCHANDISE STORES
163,816	e	TJX Cos, Inc	4,999,664	1.81
45,901		Wal-Mart Stores, Inc	2,749,011	0.99
		Other	1,362,435	0.49

			9,111,110	3.29

INDUSTRIAL MACHINERY AND EQUIPMENT
222,539		Applied Materials, Inc	3,367,015	1.21
138,160		Hewlett-Packard Co	6,388,518	2.31
	m,v*	Other	0	0.00

			9,755,533	3.52

INSTRUMENTS AND RELATED PRODUCTS
125,088	e*	Agilent Technologies, Inc	3,710,110	1.34
106,420		Emerson Electric Co	4,340,872	1.57
49,015	e	Roper Industries, Inc	2,791,894	1.01
	e*	Other	6,291,484	2.27

			17,134,360	6.19

INSURANCE CARRIERS
105,419		Aflac, Inc	6,193,366	2.24

			6,193,366	2.24

METAL MINING			511,086	0.19

MISCELLANEOUS RETAIL
170,577		CVS Corp	5,741,622	2.07
214,878		Staples, Inc	4,834,755	1.75
	*	Other	736,331	0.27

			11,312,708	4.09

MOTION PICTURES
220,117		Time Warner, Inc	2,885,734	1.04

			2,885,734	1.04

OIL AND GAS EXTRACTION
181,818	*	Denbury Resources, Inc	3,461,815	1.25
67,625	*	National Oilwell Varco, Inc	3,396,804	1.22
70,150		Schlumberger Ltd	5,478,013	1.98
	e*	Other	1,103,483	0.40

			13,440,115	4.85

PETROLEUM AND COAL PRODUCTS
33,755		Devon Energy Corp	3,078,456	1.11
		Other	1,856,393	0.67

			4,934,849	1.78

PRIMARY METAL INDUSTRIES
182,370		Corning, Inc	2,852,267	1.03
41,013		Precision Castparts Corp	3,231,004	1.17

			6,083,271	2.20

70	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

GROWTH EQUITY FUND ▪ SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

SECURITY AND COMMODITY BROKERS
7,440		CME Group, Inc	$2,764,034	1.00%
275,483	e	Charles Schwab Corp	7,162,558	2.59
	e	Other	3,368,109	1.21

			13,294,701	4.80

TRANSPORTATION EQUIPMENT			2,639,867	0.95

TRUCKING AND WAREHOUSING
49,315		United Parcel Service, Inc (Class B)	3,101,420	1.12

			3,101,420	1.12

WATER TRANSPORTATION
75,684	e	Carnival Corp	2,675,429	0.97

			2,675,429	0.97

		TOTAL COMMON STOCKS (Cost $315,673,740)	278,659,334	100.64

Shares	Company	Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
52,809,272	State Street Navigator Securities Lending Prime Portfolio	$52,809,272	19.07%

		52,809,272	19.07

	TOTAL SHORT-TERM INVESTMENTS (Cost $52,809,272)	52,809,272	19.07

	TOTAL PORTFOLIO (Cost $368,483,012)	331,468,606	119.71
	OTHER ASSETS & LIABILITIES, NET	(54,587,169)	(19.71)

	NET ASSETS	$276,881,437	100.00%

*	Non-income producing.

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

ABBREVIATION:
ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report 71

SUMMARY PORTFOLIO OF INVESTMENTS

GROWTH & INCOME FUND ▪ SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
575,958	*	Activision Blizzard, Inc	$8,887,032	0.90%
	e*	Other	11,432,506	1.16

			20,319,538	2.06

APPAREL AND ACCESSORY STORES e			2,861,357	0.29

APPAREL AND OTHER TEXTILE PRODUCTS			5,775,753	0.59

BUILDING MATERIALS AND GARDEN SUPPLIES			5,711,904	0.58

BUSINESS SERVICES
594,901		Microsoft Corp	15,877,908	1.61
	e*	Other	41,755,177	4.24

			57,633,085	5.85

CHEMICALS AND ALLIED PRODUCTS
275,051		Abbott Laboratories	15,837,437	1.61
222,258	*	Amgen, Inc	13,173,232	1.34
435,314		Bristol-Myers Squibb Co	9,076,297	0.92
219,200		Du Pont (E.I.) de Nemours & Co	8,833,760	0.89
243,620	*	Gilead Sciences, Inc	11,104,200	1.13
99,389		Monsanto Co	9,837,523	1.00
421,915		Pfizer, Inc	7,780,113	0.79
270,139		Procter & Gamble Co	18,825,987	1.91
	e*	Other	60,390,131	6.12

			154,858,680	15.71

COAL MINING			2,815,425	0.29

COMMUNICATIONS
496,935		AT&T, Inc	13,874,425	1.41
258,771		Verizon Communications, Inc	8,303,961	0.84
	e*	Other	7,113,798	0.72

			29,292,184	2.97

DEPOSITORY INSTITUTIONS
310,496		Bank of America Corp	10,867,360	1.10
803,865		Citigroup, Inc	16,487,271	1.68
357,197		JPMorgan Chase & Co	16,681,100	1.69
127,262		Northern Trust Corp	9,188,316	0.93
272,555	e	US Bancorp	9,817,431	1.00
241,353		Wells Fargo & Co	9,057,978	0.92
	e	Other	12,611,432	1.28

			84,710,888	8.60

EATING AND DRINKING PLACES			12,279,396	1.25

ELECTRIC, GAS, AND SANITARY SERVICES
166,358		Exelon Corp	10,417,338	1.06
397,345	e	Xcel Energy, Inc	7,942,927	0.80
		Other	14,467,822	1.47

			32,828,087	3.33

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
68,686	*	Apple Computer, Inc	7,806,851	0.79
682,464	*	Cisco Systems, Inc	15,396,388	1.56
196,077		Honeywell International, Inc	8,146,999	0.83
545,125		Intel Corp	10,210,191	1.04
322,173		Qualcomm, Inc	13,843,774	1.40
	e*	Other	14,447,574	1.47

			69,851,777	7.09

Shares		Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES *			$3,339,767	0.34%

FABRICATED METAL PRODUCTS e			2,685,086	0.27

FOOD AND KINDRED PRODUCTS
246,804	e	Coca-Cola Co	13,050,996	1.32
150,112		General Mills, Inc	10,315,697	1.05
146,551		PepsiCo, Inc	10,444,690	1.06
	*	Other	15,130,889	1.54

			48,942,272	4.97

FOOD STORES			2,116,455	0.21

GENERAL BUILDING CONTRACTORS e*			4,573,753	0.46

GENERAL MERCHANDISE STORES
291,568		Wal-Mart Stores, Inc	17,462,008	1.77
	*	Other	10,337,200	1.05

			27,799,208	2.82

HEALTH SERVICES
183,753		Cardinal Health, Inc	9,055,348	0.92
194,528	*	Medco Health Solutions, Inc	8,753,760	0.89
	e	Other	2,845,092	0.29

			20,654,200	2.10

HOLDING AND OTHER INVESTMENT OFFICES
78,890	e	SPDR Trust Series 1	9,150,451	0.93

			9,150,451	0.93

INDUSTRIAL MACHINERY AND EQUIPMENT
833,227		General Electric Co	21,247,289	2.16
336,675		Hewlett-Packard Co	15,567,852	1.58
123,197		International Business Machines Corp	14,409,121	1.46
	m,v*	Other	16,610,786	1.68

			67,835,048	6.88

INSTRUMENTS AND RELATED PRODUCTS
147,737		Covidien Ltd	7,942,341	0.80
317,156		Johnson & Johnson	21,972,568	2.23
	*	Other	13,865,543	1.41

			43,780,452	4.44

INSURANCE AGENTS, BROKERS AND SERVICE
176,773		AON Corp	7,947,714	0.81

			7,947,714	0.81

INSURANCE CARRIERS
188,904		ACE Ltd	10,225,374	1.04
223,714		Aetna, Inc	8,078,312	0.82
	*	Other	12,836,634	1.30

			31,140,320	3.16

LEATHER AND LEATHER PRODUCTS *			2,667,161	0.27

LEGAL SERVICES
120,932	*	FTI Consulting, Inc	8,736,128	0.89

			8,736,128	0.89

METAL MINING *			6,529,558	0.66

72	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

GROWTH & INCOME FUND ▪ SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

MISCELLANEOUS RETAIL
271,906		CVS Corp	$9,152,356	0.93%

			9,152,356	0.93

MOTION PICTURES *			7,720,109	0.78

OIL AND GAS EXTRACTION
170,123		Schlumberger Ltd	13,284,905	1.35
130,715		Smith International, Inc	7,665,128	0.78
	*	Other	5,338,445	0.54

			26,288,478	2.67

PETROLEUM AND COAL PRODUCTS
183,685		Chevron Corp	15,150,339	1.54
88,391		Devon Energy Corp	8,061,259	0.82
422,155		Exxon Mobil Corp	32,784,557	3.33
		Other	32,684,058	3.31

			88,680,213	9.00

RAILROAD TRANSPORTATION
134,530		Union Pacific Corp	9,573,155	0.97

			9,573,155	0.97

SECURITY AND COMMODITY BROKERS
67,144	e	Goldman Sachs Group, Inc	8,594,432	0.87
251,142	e	Other	21,889,028	2.22

			30,483,460	3.09

TOBACCO PRODUCTS
341,177		Philip Morris International, Inc	16,410,614	1.67

			16,410,614	1.67

TRANSPORTATION EQUIPMENT			16,593,616	1.68

WATER TRANSPORTATION e			702,643	0.07

		TOTAL COMMON STOCKS (Cost $1,011,233,994)	972,440,291	98.68

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

$7,200,000		U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	$7,200,000	0.73%

Shares		Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
84,652,629		State Street Navigator Securities
		Lending Prime Portfolio	84,652,629	8.59

			84,652,629	8.59

		TOTAL SHORT-TERM INVESTMENTS (Cost $91,852,629)	91,852,629	9.32

		TOTAL PORTFOLIO (Cost $1,103,086,623)	1,064,292,920	108.00
		OTHER ASSETS & LIABILITIES, NET	(78,881,086)	(8.00)

		NET ASSETS	$985,411,834	100.00%

The following abbreviations are used in portfolio descriptions: SPDR - Standard & Poor’s Depository Receipt

*	Non-income producing.

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	73

SUMMARY PORTFOLIO OF INVESTMENTS

INTERNATIONAL EQUITY FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

BUSINESS SERVICES
1,783,793	*	Autonomy Corp plc	$33,120,073	1.59%
	e	Other	8,458,206	0.41

			41,578,279	2.00

CHEMICALS AND ALLIED PRODUCTS
1,198,222		Lanxess AG.	32,999,187	1.58
1,582,518		Reckitt Benckiser Group plc	76,728,193	3.68
28,224,000		Sinochem Hong Kong Holding Ltd	14,228,042	0.68
	e	Other	31,704,168	1.53

			155,659,590	7.47

COMMUNICATIONS
8,852,016		BT Group plc	25,662,438	1.23
1,967,509		Deutsche Telekom AG.	29,880,999	1.43
	e	Other	9,460,154	0.46

			65,003,591	3.12

DEPOSITORY INSTITUTIONS
1,815,345		HSBC Holdings plc	29,369,129	1.41
216,678		Julius Baer Holding AG.	10,775,487	0.52
90,076	e	Komercni Banka A.S.	20,352,759	0.98
1,990,500		Mitsubishi UFJ Financial Group, Inc	17,357,657	0.83
2,445	e	Mizuho Financial Group, Inc	10,692,343	0.51
12,741,560		Royal Bank of Scotland Group plc	41,103,190	1.97
2,093	e	Sumitomo Mitsui Financial Group, Inc	13,122,397	0.63
4,991,795	*	UBS A.G.	85,321,903	4.10
	e	Other	15,267,319	0.73

			243,362,184	11.68

ELECTRIC, GAS, AND SANITARY SERVICES
5,995,947		Iberdrola S.A.	60,912,622	2.92
	e	Other	8,022,812	0.39

			68,935,434	3.31

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
14,965,950		Hon Hai Precision Industry Co, Ltd	53,603,457	2.57
2,339,583		Smiths Group plc	42,424,522	2.04
	e	Other	15,176,022	0.73

			111,204,001	5.34

ENGINEERING AND MANAGEMENT SERVICES			9,285,450	0.45

FOOD AND KINDRED PRODUCTS
1,153,400	e	Asahi Breweries Ltd	20,215,100	0.97
1,074,576	e	Groupe Danone	76,221,696	3.66
646,400	e	Yakult Honsha Co Ltd	19,918,192	0.96
		Other	642,440	0.03

			116,997,428	5.62

FOOD STORES			581,274	0.03

GENERAL BUILDING CONTRACTORS
753,826		Vinci S.A.	35,517,328	1.70

			35,517,328	1.70

Shares		Company	Value	% of net assets

HEAVY CONSTRUCTION, EXCEPT BUILDING
577,953		Saipem S.p.A	$17,292,961	0.83%

			17,292,961	0.83

HOLDING AND OTHER INVESTMENT OFFICES
1,062,776	e	iShares MSCI EAFE Index Fund	59,834,289	2.87
3,817,430	e	iShares MSCI Japan Index Fund	40,693,804	1.95
	e	Other	15,119,539	0.73

			115,647,632	5.55

HOTELS AND OTHER LODGING PLACES
693,964	e	Accor S.A.	37,062,204	1.78

			37,062,204	1.78

INDUSTRIAL MACHINERY AND EQUIPMENT
369,100	e	Daikin Industries Ltd	12,449,013	0.60
539,785		Krones AG.	26,843,594	1.29
230,773		Rheinmetall AG.	12,420,464	0.60
	e	Other	10,090,711	0.48

			61,803,782	2.97

INSTRUMENTS AND RELATED PRODUCTS
414,134	e	Phonak Holding AG.	27,000,408	1.30
		Other	7,146,519	0.34

			34,146,927	1.64

INSURANCE CARRIERS
102,239		Allianz AG.	14,016,787	0.67

			14,016,787	0.67

METAL MINING
614,070		Anglo American plc	20,743,076	1.00
2,421,550		MMC Norilsk Nickel (ADR)	33,827,932	1.62
		Other	1,637,755	0.08

			56,208,763	2.70

MISCELLANEOUS MANUFACTURING INDUSTRIES e			7,804,797	0.37

MISCELLANEOUS RETAIL
4,668,000		Hutchison Whampoa Ltd	35,852,768	1.72
		Other	507,954	0.03

			36,360,722	1.75

NONDEPOSITORY INSTITUTIONS
264,269		Siemens AG.	24,650,218	1.18
		Other	7,247,233	0.35

			31,897,451	1.53

OIL AND GAS EXTRACTION
2,577,447		BG Group plc	46,744,712	2.25
		Other	495,226	0.02

			47,239,938	2.27

PETROLEUM AND COAL PRODUCTS
5,354,686		BP plc	44,595,401	2.14
		Other	4,188,849	0.20

			48,784,250	2.34

PRIMARY METAL INDUSTRIES e			9,892,373	0.47

74	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

INTERNATIONAL EQUITY FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

RAILROAD TRANSPORTATION
1,622		Central Japan Railway Co	$15,294,678	0.73%
1,116,243		Firstgroup plc	10,656,520	0.51
		Other	6,212,871	0.30

			32,164,069	1.54

REAL ESTATE e			18,249,034	0.88

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
1,801,405		Bayer AG.	131,929,715	6.33
4,358,703		SSL International plc	35,144,307	1.69

			167,074,022	8.02

SECURITY AND COMMODITY BROKERS
687,691		Credit Suisse Group	32,116,512	1.54
986,710		Deutsche Boerse AG.	90,294,248	4.34
1,994,700		Hong Kong Exchanges and Clearing Ltd	24,567,552	1.18
	e	Other	8,965,000	0.43

			155,943,312	7.49

SERVICES, NOT ELSEWHERE CLASSIFIED e			910,241	0.04

STONE, CLAY, AND GLASS PRODUCTS
10,932,000	e	Nippon Sheet Glass Co Ltd	56,614,841	2.72
	*	Other	746,214	0.03

			57,361,055	2.75

TOBACCO PRODUCTS
27,977,896		Huabao International Holdings Ltd	21,505,210	1.03
		Other	7,472,109	0.36

			28,977,319	1.39

TRANSPORTATION EQUIPMENT
4,326,230	e	Fiat S.p.A.	58,135,588	2.79
	e	Other	19,368,957	0.93

			77,504,545	3.72

TRUCKING AND WAREHOUSING
2,974,411		Deutsche Post AG.	62,059,625	2.98

		TOTAL TRUCKING AND WAREHOUSING	62,059,625	2.98

WATER TRANSPORTATION e			1,737,670	0.08

WHOLESALE TRADE-DURABLE GOODS
500,010	e	Mitsubishi Corp	10,430,283	0.50
	e	Other	9,940,791	0.48

			20,371,074	0.98

WHOLESALE TRADE-NONDURABLE GOODS
13,396,612		Foster’s Group Ltd	59,853,241	2.87

			59,853,241	2.87

		TOTAL COMMON STOCK (Cost $2,611,792,032)	2,048,488,353	98.33

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
$82,260,000	Federal Home Loan Bank (FHLB), 10/01/08	$82,260,000	3.95%

		82,260,000	3.95

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
348,108,847	State Street Navigator Securities
	Lending Prime Portfolio	348,108,847	16.71

		348,108,847	16.71

	TOTAL SHORT-TERM INVESTMENTS (Cost $430,368,619)	430,368,847	20.66

	TOTAL PORTFOLIO (Cost $3,042,160,651)	2,478,857,200	118.99
	OTHER ASSETS & LIABILITIES, NET	(395,561,957)	(18.99)

	NET ASSETS	$2,083,295,243	100.00%

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt
plc - Public Limited Company

*	Non-income producing.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	75

SUMMARY OF MARKET VALUES BY COUNTRY

INTERNATIONAL EQUITY FUND  ▪  SEPTEMBER 30, 2008

Country	Value	% of total portfolio

DOMESTIC

UNITED STATES OF AMERICA	$490,203,136	19.78%

TOTAL DOMESTIC	490,203,136	19.78

FOREIGN

AUSTRALIA	65,210,185	2.63
CHINA	36,479,466	1.47
CZECH REPUBLIC	20,352,759	0.82
FINLAND	160,738,418	6.48
GERMANY	436,499,241	17.61
HONG KONG	60,420,320	2.44
INDIA	8,506,108	0.34
ITALY	75,428,549	3.04
JAPAN	367,808,231	14.84
RUSSIA	33,827,932	1.37
SINGAPORE	9,749,610	0.39
SPAIN	60,912,622	2.46
SWITZERLAND	172,941,537	6.98
TAIWAN	53,603,457	2.16
UNITED KINGDOM	426,175,629	17.19

TOTAL FOREIGN	1,988,654,064	80.22

TOTAL PORTFOLIO	$2,478,857,200	100.00%

76	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP GROWTH FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
28,700		Nintendo Co Ltd	$12,173,786	2.42%

			12,173,786	2.42

AUTOMOTIVE DEALERS AND SERVICE STATIONS *			522,845	0.10

BUSINESS SERVICES
199,654	*	Adobe Systems, Inc	7,880,343	1.57
714,369	*	eBay, Inc	15,987,578	3.18
1,285,449		Experian Group Ltd	8,519,205	1.69
48,791	*	Google, Inc (Class A)	19,541,771	3.89
338,381	*	Intuit, Inc	10,696,223	2.13
344,912	*	Oracle Corp	7,005,163	1.39
	e*	Other	7,562,116	1.50

			77,192,399	15.35

CHEMICALS AND ALLIED PRODUCTS
266,828		Abbott Laboratories	15,363,956	3.05
83,247		Air Products & Chemicals, Inc	5,701,587	1.13
88,774	*	Amgen, Inc	5,261,635	1.05
324,060		Avon Products, Inc	13,471,174	2.68
105,060	e	Estee Lauder Cos (Class A)	5,243,545	1.04
389,372	*	Gilead Sciences, Inc	17,747,576	3.53
157,859		Monsanto Co	15,624,884	3.11
324,336	e	Teva Pharmaceutical Industries Ltd (ADR)	14,851,345	2.95
	e*	Other	16,120,057	3.21

			109,385,759	21.75

COMMUNICATIONS
219,065	*	American Tower Corp (Class A)	7,879,768	1.57

			7,879,768	1.57

DEPOSITORY INSTITUTIONS
164,604		Bank of New York Mellon Corp	5,362,798	1.06
198,123		Western Union Co	4,887,694	0.97
		Other	5,413,229	1.08

			15,663,721	3.11

EDUCATIONAL SERVICES e*			3,898,145	0.77

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
72,644	*	Apple Computer, Inc	8,256,717	1.64
526,186	*	Cisco Systems, Inc	11,870,756	2.36
445,727	e	Intel Corp	8,348,467	1.66
544,660	e*	Marvell Technology Group Ltd	5,065,338	1.01
299,658		Qualcomm, Inc	12,876,304	2.56
104,529	*	Research In Motion Ltd	7,139,331	1.42
	e*	Other	11,432,139	2.27

			64,989,052	12.92

ENGINEERING AND MANAGEMENT SERVICES
125,462	*	Celgene Corp	7,939,235	1.58
91,393	*	Jacobs Engineering Group, Inc	4,963,554	0.99

			12,902,789	2.57

Shares		Company	Value	% of net assets

FOOD AND KINDRED PRODUCTS
137,766		H.J. Heinz Co	$6,884,167	1.37%
128,377		PepsiCo, Inc	9,149,429	1.82

			16,033,596	3.19

GENERAL MERCHANDISE STORES
304,613	e	TJX Cos, Inc	9,296,789	1.85
83,554		Wal-Mart Stores, Inc	5,004,049	1.00
		Other	2,482,696	0.49

			16,783,534	3.34

HOLDING AND OTHER INVESTMENT OFFICES
153,915		iShares Russell 1000 Growth Index Fund	7,472,573	1.49

			7,472,573	1.49

INDUSTRIAL MACHINERY AND EQUIPMENT
404,841		Applied Materials, Inc	6,125,244	1.22
251,559		Hewlett-Packard Co	11,632,088	2.31
	m,v*	Other	0	0.00

			17,757,332	3.53

INSTRUMENTS AND RELATED PRODUCTS
232,079	*	Agilent Technologies, Inc	6,883,463	1.37
193,979		Emerson Electric Co	7,912,403	1.57
89,238	e	Roper Industries, Inc	5,082,997	1.01
	e*	Other	11,541,219	2.30

			31,420,082	6.25

INSURANCE CARRIERS
192,022		Aflac, Inc	11,281,293	2.24

			11,281,293	2.24

METAL MINING			931,643	0.18

MISCELLANEOUS RETAIL
310,244		CVS Corp	10,442,813	2.07
395,232	e	Staples, Inc	8,892,720	1.77
	*	Other	1,343,659	0.27

			20,679,192	4.11

MOTION PICTURES
400,875	e	Time Warner, Inc	5,255,471	1.04

			5,255,471	1.04

OIL AND GAS EXTRACTION
331,386	*	Denbury Resources, Inc	6,309,589	1.26
123,404	*	National Oilwell Varco, Inc	6,198,583	1.23
127,729		Schlumberger Ltd	9,974,358	1.98
	*	Other	2,013,885	0.40

			24,496,415	4.87

PETROLEUM AND COAL PRODUCTS
61,480		Devon Energy Corp	5,606,976	1.12
		Other	3,387,640	0.67

			8,994,616	1.79

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	77

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP GROWTH FUND ▪ SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

PRIMARY METAL INDUSTRIES
332,034		Corning, Inc	$5,193,012	1.03%
74,494		Precision Castparts Corp	5,868,637	1.17

			11,061,649	2.20

SECURITY AND COMMODITY BROKERS
504,290	e	Charles Schwab Corp	13,111,540	2.61
13,562		CME Group, Inc	5,038,419	1.00
	e	Other	6,139,968	1.22

			24,289,927	4.83

TRANSPORTATION EQUIPMENT			4,820,106	0.96

TRUCKING AND WAREHOUSING
88,605		United Parcel Service, Inc (Class B)	5,572,369	1.11

			5,572,369	1.11

WATER TRANSPORTATION
138,189	e	Carnival Corp	4,884,981	0.97

			4,884,981	0.97

		TOTAL COMMON STOCKS (Cost $572,430,304)	516,343,043	102.66

Shares		Company	Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
54,720,145		State Street Navigator Securities Lending Prime Portfolio	$54,720,145	10.88%

			54,720,145	10.88

		TOTAL SHORT-TERM INVESTMENTS (Cost $54,720,145)	54,720,145	10.88

		TOTAL PORTFOLIO (Cost $627,150,449)	571,063,188	113.54
		OTHER ASSETS & LIABILITIES, NET	(68,104,871)	(13.54)

		NET ASSETS	$502,958,317	100.00%

The following abbreviation is used in portfolio descriptions:

ADR - American Depositary Receipt

*	Non-income producing.

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

78	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP VALUE FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES *			$7,485,686	0.77%

APPAREL AND ACCESSORY STORES e*			7,237,005	0.74

APPAREL AND OTHER TEXTILE PRODUCTS
115,826		VF Corp	8,954,508	0.91
	e	Other	66,098	0.01

			9,020,606	0.92

BUILDING MATERIALS AND GARDEN SUPPLIES
501,546		Home Depot, Inc	12,985,026	1.33
		Other	2,906,953	0.30

			15,891,979	1.63

BUSINESS SERVICES e*			5,536,075	0.57

CHEMICALS AND ALLIED PRODUCTS
243,130	*	Amgen, Inc	14,410,315	1.47
115,648		Clorox Co	7,249,973	0.74
215,598		Merck & Co, Inc	6,804,273	0.70
562,191	e*	Mylan Laboratories, Inc	6,420,221	0.66
788,527		Pfizer, Inc	14,540,438	1.49
250,420		Procter & Gamble Co	17,451,770	1.79
172,774		Teva Pharmaceutical Industries Ltd (ADR)	7,911,321	0.81
326,282		Wyeth	12,052,857	1.23
	e*	Other	28,493,169	2.92

			115,334,337	11.81

COAL MINING e*			5,416,011	0.55

COMMUNICATIONS
835,229		AT&T, Inc	23,319,594	2.39
437,489		Comcast Corp (Class A)	8,587,909	0.88
385,832		Verizon Communications, Inc	12,381,349	1.27
	e, v*	Other	9,547,434	0.97

			53,836,286	5.51

DEPOSITORY INSTITUTIONS
605,281		Bank of America Corp	21,184,835	2.17
316,331		Bank of New York Mellon Corp	10,306,064	1.06
1,056,134		Citigroup, Inc	21,661,308	2.22
629,404		JPMorgan Chase & Co	29,393,167	3.01
821,808	e	TCF Financial Corp	14,792,544	1.51
309,390	e	US Bancorp	11,144,228	1.14
464,699		Wells Fargo & Co	17,440,153	1.79
	e*	Other	28,197,817	2.89

			154,120,116	15.79

EATING AND DRINKING PLACES
351,053		Darden Restaurants, Inc	10,050,647	1.03

			10,050,647	1.03

ELECTRIC, GAS, AND SANITARY SERVICES
1,080,534	*	Allied Waste Industries, Inc	12,004,733	1.23
185,141		PPL Corp	6,853,920	0.70
	e	Other	35,711,872	3.66

			54,570,525	5.59

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
627,035		Maxim Integrated Products, Inc	$11,349,333	1.16%
	*	Other	18,632,713	1.91

			29,982,046	3.07

ENGINEERING AND MANAGEMENT SERVICES e*			6,123,773	0.63

FABRICATED METAL PRODUCTS e			5,965,590	0.61

FOOD AND KINDRED PRODUCTS
169,978		Coca-Cola Co	8,988,437	0.92
170,324	e	Hershey Co	6,734,611	0.69
	*	Other	18,500,693	1.90

			34,223,741	3.51

FOOD STORES			1,199,365	0.12

FORESTRY			5,927,415	0.61

FURNITURE AND FIXTURES e			5,002,820	0.51

GENERAL BUILDING CONTRACTORS e			2,977,347	0.30

GENERAL MERCHANDISE STORES			4,848,091	0.50

HEALTH SERVICES *			6,022,371	0.62

HEAVY CONSTRUCTION, EXCEPT BUILDING *			650	0.00	**

HOLDING AND OTHER INVESTMENT OFFICES
422,163	e	Blackstone Group LP	6,475,980	0.66
	e	Other	6,671,463	0.69

			13,147,443	1.35

INDUSTRIAL MACHINERY AND EQUIPMENT
1,568,183		General Electric Co	39,988,666	4.09
174,629		Hewlett-Packard Co	8,074,845	0.83
	*	Other	12,606,791	1.29

			60,670,302	6.21

INSTRUMENTS AND RELATED PRODUCTS
125,081		Covidien Ltd	6,724,355	0.69
147,590		Johnson & Johnson	10,225,035	1.05
	*	Other	1,430,110	0.14

			18,379,500	1.88

INSURANCE CARRIERS
238,648		Aetna, Inc	8,617,579	0.88
145,082		Lincoln National Corp	6,210,960	0.64
146,713		Prudential Financial, Inc	10,563,336	1.08
199,262		Travelers Cos, Inc	9,006,642	0.92
311,072		UnitedHealth Group, Inc	7,898,118	0.81
588,355	e	XL Capital Ltd (Class A)	10,555,089	1.08
	e	Other	21,187,935	2.17

			74,039,659	7.58

METAL MINING			1,171,648	0.12

MISCELLANEOUS RETAIL
222,624		CVS Corp	7,493,524	0.77

			7,493,524	0.77

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	79

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP VALUE FUND ▪ SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

MOTION PICTURES
1,057,023		Time Warner, Inc	$13,857,572	1.42%
		Other	1,375,049	0.14

			15,232,621	1.56

NONDEPOSITORY INSTITUTIONS e			4,171,822	0.43

OIL AND GAS EXTRACTION
202,163		XTO Energy, Inc	9,404,623	0.97
	e*	Other	17,687,870	1.81

			27,092,493	2.78

PAPER AND ALLIED PRODUCTS e			16,611,119	1.70

PETROLEUM AND COAL PRODUCTS
64,082		Apache Corp	6,682,471	0.69
419,208		Chevron Corp	34,576,276	3.54
97,562		ConocoPhillips	7,146,417	0.73
308,396		Exxon Mobil Corp	23,950,033	2.45
361,988		Marathon Oil Corp	14,432,462	1.48
	e*	Other	19,329,401	1.98

			106,117,060	10.87

PIPELINES, EXCEPT NATURAL GAS			287,528	0.03

PRINTING AND PUBLISHING e			1,382,325	0.14

REAL ESTATE *			811,730	0.08

SECURITY AND COMMODITY BROKERS
121,316		Goldman Sachs Group, Inc	15,528,448	1.59
194,866		Legg Mason, Inc	7,416,600	0.76
	e	Other	21,679,676	2.22

			44,624,724	4.57

TRANSPORTATION EQUIPMENT
102,255		Northrop Grumman Corp	6,190,518	0.64
	e*	Other	1,773,642	0.18

			7,964,160	0.82

TRANSPORTATION SERVICES			4,261,995	0.44

WATER TRANSPORTATION e			3,335,127	0.34

WHOLESALE TRADE-DURABLE GOODS			2,140,209	0.22

WHOLESALE TRADE-NONDURABLE GOODS
285,902		Cardinal Health, Inc	14,089,251	1.45
326,746		Unilever NV	9,201,167	0.94
	*	Other	2,450,114	0.25

			25,740,532	2.64

		TOTAL COMMON STOCKS
		(Cost $1,142,169,146)	975,448,003	99.92

Shares	Company	Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
121,271,866	State Street Navigator Securities
	Lending Prime Portfolio	$121,271,866	12.42%

		121,271,866	12.42

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $121,271,866)	121,271,866	12.42

	TOTAL PORTFOLIO
	(Cost $1,263,441,012)	1,096,719,869	112.34
	OTHER ASSETS & LIABILITIES, NET	(120,466,608)	(12.34)

	NET ASSETS	$976,253,261	100.00%

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt
LP - Limited Partnership

*	Non-income producing.

**	Percentage represents less than 0.01%.

e	All or a portion of these securities are out on loan.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

80	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

MID-CAP GROWTH FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES e			$2,901,224	0.62%

APPAREL AND ACCESSORY STORES
204,636	e*	Hanesbrands, Inc	4,450,833	0.96

			4,450,833	0.96

APPAREL AND OTHER TEXTILE PRODUCTS e			8,610,164	1.85

AUTOMOTIVE DEALERS AND SERVICE STATIONS
129,833	*	Copart, Inc	4,933,654	1.06

			4,933,654	1.06

BUSINESS SERVICES
347,804	*	Activision Blizzard, Inc	5,366,616	1.15
154,631	*	Amdocs Ltd	4,233,797	0.91
244,090	*	Autonomy Corp plc	4,532,072	0.97
198,160		Aveva Group plc	4,085,947	0.88
130,503	*	Electronic Arts, Inc	4,827,306	1.04
152,523	e*	Salesforce.com, Inc	7,382,113	1.59
	e*	Other	26,854,692	5.77

			57,282,543	12.31

CHEMICALS AND ALLIED PRODUCTS
175,698		Avon Products, Inc	7,303,766	1.57
86,408	e*	Cephalon, Inc	6,695,756	1.44
154,640		Ecolab, Inc	7,503,133	1.61
251,767	e*	VCA Antech, Inc	7,419,574	1.60
	e*	Other	14,487,915	3.11

			43,410,144	9.33

COAL MINING
98,223		Consol Energy, Inc	4,507,454	0.97
	*	Other	6,455,492	1.39

			10,962,946	2.36

COMMUNICATIONS
142,897	*	American Tower Corp (Class A)	5,140,005	1.11
	*	Other	2,202,299	0.47

			7,342,304	1.58

EATING AND DRINKING PLACES
203,816		Yum! Brands, Inc	6,646,440	1.43

			6,646,440	1.43

ELECTRIC, GAS, AND SANITARY SERVICES
323,318	*	Covanta Holding Corp	7,740,233	1.66
182,922		PPL Corp	6,771,773	1.46
87,249	*	Stericycle, Inc	5,139,839	1.10
	e*	Other	1,668,125	0.36

			21,319,970	4.58

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
174,200		Analog Devices, Inc	4,590,170	0.99
214,672	*	Broadcom Corp (Class A)	3,999,339	0.86
155,690		Harris Corp	7,192,878	1.55
59,409		L-3 Communications Holdings, Inc	5,841,093	1.25
	e*	Other	21,068,434	4.53

			42,691,914	9.18

Shares		Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES e*			$12,329,058	2.65%

FOOD AND KINDRED PRODUCTS
66,335	e*	Ralcorp Holdings, Inc	4,471,642	0.96
	*	Other	6,143,354	1.32

			10,614,996	2.28

FURNITURE AND HOMEFURNISHINGS STORES
116,810	*	GameStop Corp (Class A)	3,996,070	0.86

			3,996,070	0.86

GENERAL MERCHANDISE STORES
66,502		Costco Wholesale Corp	4,317,975	0.93
160,495		TJX Cos, Inc	4,898,307	1.05
	e*	Other	3,958,595	0.85

			13,174,877	2.83

HEALTH SERVICES
74,423	*	DaVita, Inc	4,242,855	0.91
72,290	*	Express Scripts, Inc	5,336,448	1.15
124,971	e*	Psychiatric Solutions, Inc	4,742,650	1.02
		Other	3,312,574	0.71

			17,634,527	3.79

HOLDING AND OTHER INVESTMENT OFFICES
160,565	e	Consumer Discretionary Select Sector SPDR Fund	4,479,764	0.96
388,950	e	iShares Russell Midcap Growth Index Fund	16,892,099	3.63

			21,371,863	4.59

INDUSTRIAL MACHINERY AND EQUIPMENT
98,144		ITT Industries, Inc	5,457,788	1.18
	e*	Other	10,105,942	2.17

			15,563,730	3.35

INSTRUMENTS AND RELATED PRODUCTS
155,026	*	Illumina, Inc	6,283,204	1.35
84,410	e*	NuVasive, Inc	4,163,945	0.90
91,015		Rockwell Collins, Inc	4,376,911	0.94
160,478	*	St. Jude Medical, Inc	6,979,188	1.50
168,134	e*	Trimble Navigation Ltd	4,347,945	0.93
	e*	Other	11,208,565	2.41

			37,359,758	8.03

INSURANCE CARRIERS *			1,125,862	0.24

JUSTICE, PUBLIC ORDER AND SAFETY
400,302	*	Corrections Corp of America	9,947,505	2.14

			9,947,505	2.14

LEATHER AND LEATHER PRODUCTS
168,226	*	Coach, Inc	4,212,379	0.91

			4,212,379	0.91

LEGAL SERVICES *			3,057,775	0.66

METAL MINING			4,266,128	0.92

MISCELLANEOUS RETAIL e*			2,656,262	0.57

MOTION PICTURES e*			3,926,240	0.84

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	81

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MID-CAP GROWTH FUND ▪ SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

NONDEPOSITORY INSTITUTIONS e			$2,391,612	0.52%

NONMETALLIC MINERALS, EXCEPT FUELS			1,916,374	0.41

OIL AND GAS EXTRACTION
298,579	*	Denbury Resources, Inc	5,684,944	1.22
114,508		Noble Corp	5,026,901	1.08
125,728		Smith International, Inc	7,372,690	1.59
198,249	*	Southwestern Energy Co	6,054,525	1.30
89,087	e	XTO Energy, Inc	4,144,327	0.89
	e*	Other	18,131,381	3.90

			46,414,768	9.98

PRIMARY METAL INDUSTRIES
90,589		Precision Castparts Corp	7,136,601	1.53

			7,136,601	1.53

REAL ESTATE
134,935	e	Forest City Enterprises, Inc (Class A)	4,138,457	0.89

			4,138,457	0.89

SECURITY AND COMMODITY BROKERS
101,432		Lazard Ltd (Class A)	4,337,232	0.93
	e*	Other	6,137,370	1.32

			10,474,602	2.25

SPECIAL TRADE CONTRACTORS
238,236	e*	Quanta Services, Inc	6,434,754	1.38

			6,434,754	1.38

STONE, CLAY, AND GLASS PRODUCTS
286,145	e	Gentex Corp	4,091,874	0.88

			4,091,874	0.88

WATER TRANSPORTATION e			2,157,043	0.46

WHOLESALE TRADE-DURABLE GOODS
319,719	e*	LKQ Corp	5,425,631	1.17

			5,425,631	1.17

WHOLESALE TRADE-NONDURABLE GOODS *			1,309,433	0.28

		TOTAL COMMON STOCKS
		(Cost $529,739,760)	463,680,315	99.67

Shares	Company	Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
123,446,519	State Street Navigator Securities
	Lending Prime Portfolio	$123,446,519	26.53%

		123,446,519	26.53

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $123,446,519)	123,446,519	26.53

	TOTAL PORTFOLIO
	(Cost $653,186,279)	587,126,834	126.20
	OTHER ASSETS & LIABILITIES, NET	(121,900,248)	(26.20)

	NET ASSETS	$465,226,586	100.00%

The following abbreviations are used in portfolio descriptions:

plc - Public Limited Company
SPDR - Standard & Poor’s Depository Receipt

*	Non-income producing.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

82	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

MID-CAP VALUE FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES *			$2,231,880	0.23%

APPAREL AND ACCESSORY STORES
349,000		Gap, Inc	6,205,220	0.64
	e*	Other	9,588,847	1.00

			15,794,067	1.64

APPAREL AND OTHER TEXTILE PRODUCTS
98,000		VF Corp	7,576,380	0.79
		Other	2,012,593	0.21

			9,588,973	1.00

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			3,487,716	0.36

BUSINESS SERVICES
145,895	*	Affiliated Computer Services, Inc (Class A)	7,386,664	0.77
117,000	*	CACI International, Inc (Class A)	5,861,700	0.61
209,245	*	Computer Sciences Corp	8,409,557	0.87
930,000	e*	Interpublic Group of Cos, Inc	7,207,500	0.75
	e*	Other	14,614,793	1.51

			43,480,214	4.51

CHEMICALS AND ALLIED PRODUCTS
322,000		Alberto-Culver Co	8,771,280	0.91
141,096		Cytec Industries, Inc	5,490,045	0.57
140,000		PPG Industries, Inc	8,164,800	0.85
	e*	Other	22,678,631	2.35

			45,104,756	4.68

COAL MINING *			5,816,930	0.60

COMMUNICATIONS
550,000	e	Frontier Communications Corp	6,325,000	0.66
	e*	Other	19,129,396	1.98

			25,454,396	2.64

DEPOSITORY INSTITUTIONS
455,000		Hudson City Bancorp, Inc	8,394,750	0.87
457,000	e	TCF Financial Corp	8,226,000	0.85
336,018	e	Valley National Bancorp	7,042,937	0.73
	e	Other	49,843,840	5.18

			73,507,527	7.63

EATING AND DRINKING PLACES
300,000		Darden Restaurants, Inc	8,589,000	0.89

			8,589,000	0.89

ELECTRIC, GAS, AND SANITARY SERVICES
540,000	*	Allied Waste Industries, Inc	5,999,400	0.62
149,735		American Electric Power Co, Inc	5,544,687	0.57
150,311	e	Integrys Energy Group, Inc	7,506,531	0.78
297,838	e	NorthWestern Corp	7,484,669	0.78
152,614		PPL Corp	5,649,770	0.59
189,088		Progress Energy, Inc	8,155,365	0.85
172,000		Questar Corp	7,038,240	0.73
	e*	Other	55,779,372	5.79

			103,158,034	10.71

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
69,500		L-3 Communications Holdings, Inc	$6,833,240	0.71%
	e*	Other	19,362,718	2.01

			26,195,958	2.72

ENGINEERING AND MANAGEMENT SERVICES
150,000	*	URS Corp	5,500,500	0.57
	*	Other	2,010,190	0.21

			7,510,690	0.78

FABRICATED METAL PRODUCTS
438,646	*	Crown Holdings, Inc	9,742,328	1.01
		Other	4,720,590	0.49

			14,462,918	1.50

FOOD AND KINDRED PRODUCTS
121,000		H.J. Heinz Co	6,046,370	0.63
540,000	e*	Smithfield Foods, Inc	8,575,200	0.89
	e	Other	17,124,916	1.78

			31,746,486	3.30

FOOD STORES
270,000		Kroger Co	7,419,600	0.77
		Other	1,416,337	0.15

			8,835,937	0.92

FORESTRY			3,634,800	0.38

FURNITURE AND FIXTURES e			7,514,700	0.78

FURNITURE AND HOME FURNISHINGS STORES e,v			306,237	0.03

GENERAL BUILDING CONTRACTORS
225,000	e	Ryland Group, Inc	5,967,000	0.62

			5,967,000	0.62

GENERAL MERCHANDISE STORES			6,868,100	0.71

HEALTH SERVICES
505,000	*	Healthsouth Corp	9,307,150	0.97
	*	Other	5,532,640	0.57

			14,839,790	1.54

HEAVY CONSTRUCTION, EXCEPT BUILDING *			433,320	0.04

HOLDING AND OTHER INVESTMENT OFFICES
59,000	e	Boston Properties, Inc	5,525,940	0.57
645,000		iShares Russell 1000 Value Index Fund	41,209,050	4.28
1,025,000	e	iShares Russell Midcap Value Index Fund	40,200,500	4.17
93,000	e	Vornado Realty Trust	8,458,350	0.88
	e,g,m,v*	Other	35,055,369	3.64

			130,449,209	13.54

HOTELS AND OTHER LODGING PLACES e			2,954,700	0.31

INDUSTRIAL MACHINERY AND EQUIPMENT e*			8,034,567	0.83

INSTRUMENTS AND RELATED PRODUCTS
123,000	*	Thermo Electron Corp	6,765,000	0.70
	e*	Other	18,143,965	1.89

			24,908,965	2.59

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	83

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MID-CAP VALUE FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

INSURANCE AGENTS, BROKERS AND SERVICE
132,000		AON Corp	$5,934,720	0.62%
208,000		Marsh & McLennan Cos, Inc	6,606,080	0.68
		Other	1,571,393	0.16

			14,112,193	1.46

INSURANCE CARRIERS
124,000		ACE Ltd	6,712,120	0.70
130,000		Lincoln National Corp	5,565,300	0.58
111,117	e	Nationwide Financial Services, Inc (Class A)	5,481,402	0.57
131,000		Principal Financial Group	5,697,190	0.59
670,544	e	XL Capital Ltd (Class A)	12,029,559	1.25
	e*	Other	34,995,920	3.63

			70,481,491	7.32

METAL MINING
224,000		Anglo American plc	7,566,644	0.78
		Other	2,656,669	0.28

			10,223,313	1.06

MISCELLANEOUS RETAIL e			2,751,164	0.29

MOTION PICTURES e*			3,636,158	0.38

NONDEPOSITORY INSTITUTIONS e*			7,324,677	0.76

OIL AND GAS EXTRACTION
186,000	*	Pride International, Inc	5,507,460	0.57
	e*	Other	19,508,416	2.03

			25,015,876	2.60

PAPER AND ALLIED PRODUCTS
145,895		Greif, Inc (Class A)	9,573,630	0.99
	e	Other	3,430,329	0.36

			13,003,959	1.35

PETROLEUM AND COAL PRODUCTS
89,000		Hess Corp	7,305,120	0.76
125,000		Noble Energy, Inc	6,948,750	0.72
	e*	Other	7,871,222	0.82

			22,125,092	2.30

PRIMARY METAL INDUSTRIES			6,910,112	0.72

PRINTING AND PUBLISHING e			10,656,196	1.11

RAILROAD TRANSPORTATION			7,104,240	0.74

REAL ESTATE *			251,709	0.03

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			7,764,881	0.81

SECURITY AND COMMODITY BROKERS
168,000		Ameriprise Financial, Inc	6,417,600	0.67
	e	Other	18,038,016	1.87

			24,455,616	2.54

TOBACCO PRODUCTS
91,000		Lorillard, Inc	6,474,650	0.67
	e	Other	1,298,010	0.14

			7,772,660	0.81

Shares		Company	Value	% of net assets

TRANSPORTATION BY AIR e*			$10,466,917	1.09%

TRANSPORTATION EQUIPMENT
1,645,000	e*	Ford Motor Co	8,554,000	0.89
	e*	Other	21,425,076	2.22

			29,979,076	3.11

WATER TRANSPORTATION e*			7,997,663	0.83

WHOLESALE TRADE-DURABLE GOODS			4,051,110	0.42

WHOLESALE TRADE-NONDURABLE GOODS e,v*			5,627,624	0.58

		TOTAL COMMON STOCKS
		(Cost $1,056,552,513)	922,588,597	95.79

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$ 38,610,000	Federal Home Loan Bank (FHLB), 10/01/08	38,610,000	4.01

		38,610,000	4.01

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
217,823,796	State Street Navigator Securities
	Lending Prime Portfolio	217,823,796	22.61

		217,823,796	22.61

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $256,433,796)	256,433,796	26.62

	TOTAL PORTFOLIO
	(Cost $1,312,986,309)	1,179,022,393	122.41
	OTHER ASSETS & LIABILITIES, NET	(215,861,572)	(22.41)

	NET ASSETS	$963,160,821	100.00%

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt
plc - Public Limited Company

*	Non-income producing.

e	All or a portion of these securities are out on loan.

g

Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $0 or 0.00% of net assets.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

84	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

SMALL-CAP EQUITY FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS e*			$325,686	0.06%

AGRICULTURAL PRODUCTION-LIVESTOCK e			570,917	0.11

AMUSEMENT AND RECREATION SERVICES e*			2,124,126	0.40

APPAREL AND ACCESSORY STORES e*			7,873,974	1.49

APPAREL AND OTHER TEXTILE PRODUCTS e*			3,159,509	0.60

AUTO REPAIR, SERVICES AND PARKING e*			585,350	0.11

BUILDING MATERIALS AND GARDEN SUPPLIES e*			81,464	0.02

BUSINESS SERVICES
899,384	*	3Com Corp	2,095,565	0.40
237,854	*	Earthlink, Inc	2,021,759	0.38
87,700	e*	Gartner, Inc	1,989,036	0.38
77,268	*	Sybase, Inc	2,365,946	0.45
135,049	e	Take-Two Interactive Software, Inc	2,214,804	0.42
	e*	Other	50,801,097	9.64

			61,488,207	11.67

CHEMICALS AND ALLIED PRODUCTS
23,891	e*	Chattem, Inc	1,867,798	0.35
89,523	e*	Cubist Pharmaceuticals, Inc	1,990,096	0.38
91,200		Ferro Corp	1,833,120	0.35
93,929	*	Medicines Co	2,181,031	0.41
50,786	e*	OSI Pharmaceuticals, Inc	2,503,242	0.48
	e*	Other	29,932,862	5.68

			40,308,149	7.65

COAL MINING e*			540,172	0.10

COMMUNICATIONS
31,994	e*	Anixter International, Inc	1,903,963	0.36
	e,v*	Other	10,405,842	1.98

			12,309,805	2.34

DEPOSITORY INSTITUTIONS
128,245	e	First Niagara Financial Group, Inc	2,019,859	0.38
68,552	e	Northwest Bancorp, Inc	1,887,922	0.36
41,717	e	UMB Financial Corp	2,190,977	0.42
	e*	Other	35,965,650	6.82

			42,064,408	7.98

EATING AND DRINKING PLACES e*			6,671,896	1.27

EDUCATIONAL SERVICES e*			1,119,648	0.21

ELECTRIC, GAS, AND SANITARY SERVICES
99,300	*	El Paso Electric Co	2,085,300	0.40
98,062		Portland General Electric Co	2,320,147	0.44
73,987		Southwest Gas Corp	2,238,847	0.42
66,214	e	UIL Holdings Corp	2,273,127	0.43
	e*	Other	11,797,077	2.24

			20,714,498	3.93

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
44,000	e	Acuity Brands, Inc	1,837,440	0.35
147,200	d*	GrafTech International Ltd	2,224,192	0.42
	e*	Other	31,869,782	6.05

			35,931,414	6.82

Shares		Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES
31,100	e*	Myriad Genetics, Inc	$2,017,768	0.38%
46,891		Watson Wyatt & Co Holdings (Class A)	2,331,889	0.44
	e*	Other	10,726,069	2.04

			15,075,726	2.86

FABRICATED METAL PRODUCTS
42,700		CIRCOR International, Inc	1,854,461	0.35
	e*	Other	4,847,296	0.92

			6,701,757	1.27

FOOD AND KINDRED PRODUCTS
180,174	*	Darling International, Inc	2,001,733	0.38
35,316	e*	Ralcorp Holdings, Inc	2,380,652	0.45
	e*	Other	1,941,080	0.37

			6,323,465	1.20

FOOD STORES
63,795	e	Ruddick Corp	2,070,148	0.40
	e	Other	118,716	0.02

			2,188,864	0.42

FURNITURE AND FIXTURES
74,685	e	Herman Miller, Inc	1,827,542	0.35
	e	Other	1,627,104	0.31

			3,454,646	0.66

FURNITURE AND HOME FURNISHINGS STORES e*			1,958,718	0.37

GENERAL BUILDING CONTRACTORS e*			2,721,402	0.52

GENERAL MERCHANDISE STORES e*			1,971,608	0.37

HEALTH SERVICES e*			4,497,129	0.85

HEAVY CONSTRUCTION, EXCEPT BUILDING e*			2,082,895	0.39

HOLDING AND OTHER INVESTMENT OFFICES
214,691		DiamondRock Hospitality Co	1,953,688	0.37
94,533	e	iShares Russell 2000 Index Fund	6,465,112	1.23
39,573	e	Mid-America Apartment Communities, Inc	1,944,617	0.37
37,806		PS Business Parks, Inc	2,177,626	0.42
	e	Other	23,324,685	4.41

			35,865,728	6.80

HOTELS AND OTHER LODGING PLACES e*			733,602	0.14

INDUSTRIAL MACHINERY AND EQUIPMENT
74,800	e	Actuant Corp (Class A)	1,887,952	0.36
49,214	e*	EnPro Industries, Inc	1,828,792	0.35
60,900		Robbins & Myers, Inc	1,883,637	0.36
	e,v*	Other	18,520,131	3.51

			24,120,512	4.58

INSTRUMENTS AND RELATED PRODUCTS
19,292	*	Bio-Rad Laboratories, Inc (Class A)	1,912,223	0.36
76,071	e*	Fossil, Inc	2,147,484	0.41
77,344		STERIS Corp	2,906,588	0.55
43,479	*	Teledyne Technologies, Inc	2,485,260	0.47
47,744	*	Varian, Inc	2,048,218	0.39
	e*	Other	21,003,032	3.99

			32,502,805	6.17

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	85

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SMALL-CAP EQUITY FUND ▪ SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

INSURANCE AGENTS, BROKERS AND SERVICE e			$733,155	0.14%

INSURANCE CARRIERS
83,092		Aspen Insurance Holdings Ltd	2,285,030	0.43
96,300	*	Centene Corp	1,975,113	0.38
46,109	e	Odyssey Re Holdings Corp	2,019,574	0.38
55,700		Platinum Underwriters Holdings Ltd	1,976,236	0.38
	e*	Other	17,410,108	3.30

			25,666,061	4.87

LEATHER AND LEATHER PRODUCTS e*			1,790,082	0.34

LEGAL SERVICES e*			569,636	0.11

LOCAL AND INTERURBAN PASSENGER TRANSIT e*			675,288	0.13

METAL MINING e*			1,556,714	0.29

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			3,129,017	0.59

MISCELLANEOUS RETAIL
117,991	*	Ezcorp, Inc (Class A)	2,218,231	0.42
	e*	Other	4,253,899	0.81

			6,472,130	1.23

MOTION PICTURES e*			1,169,130	0.22

NONDEPOSITORY INSTITUTIONS e*			3,434,791	0.65

NONMETALLIC MINERALS, EXCEPT FUELS e			1,288,794	0.24

OIL AND GAS EXTRACTION e,m,v*			20,011,727	3.80

PAPER AND ALLIED PRODUCTS e*			2,017,541	0.38

PERSONAL SERVICES e*			1,623,786	0.31

PETROLEUM AND COAL PRODUCTS e*			1,328,483	0.25

PRIMARY METAL INDUSTRIES e*			5,184,988	0.98

PRINTING AND PUBLISHING e*			5,089,293	0.97

REAL ESTATE e*			1,781,580	0.34

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			4,744,877	0.90

SECURITY AND COMMODITY BROKERS e*			7,829,408	1.49

SOCIAL SERVICES *			32,888	0.01

SPECIAL TRADE CONTRACTORS
91,020	e*	EMCOR Group, Inc	2,395,646	0.45
	e*	Other	2,204,957	0.42

			4,600,603	0.87

STONE, CLAY, AND GLASS PRODUCTS e*			1,728,614	0.33

TEXTILE MILL PRODUCTS e			587,328	0.11

TRANSPORTATION BY AIR e*			3,290,661	0.62

TRANSPORTATION EQUIPMENT
40,035	e	Triumph Group, Inc	1,830,000	0.35
44,900		Westinghouse Air Brake Technologies Corp	2,300,227	0.44
	e*	Other	6,615,035	1.25

			10,745,262	2.04

Shares		Company	Value	% of net assets

TRANSPORTATION SERVICES e*			$3,891,102	0.74%

TRUCKING AND WAREHOUSING e*			3,388,254	0.64

WATER TRANSPORTATION e*			1,558,391	0.30

WHOLESALE TRADE-DURABLE GOODS
77,899		Applied Industrial Technologies, Inc	2,097,820	0.40
	e*	Other	8,465,504	1.60

			10,563,324	2.00

WHOLESALE TRADE-NONDURABLE GOODS
77,043		Spartan Stores, Inc	1,916,830	0.36
	e*	Other	4,793,738	0.91

			6,710,568	1.27

		TOTAL COMMON STOCKS
		(Cost $573,215,830)	519,261,556	98.52

Principal	Issuer

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$ 4,820,000	Federal Home Loan Bank (FHLB), 10/01/08	4,820,000	0.92

		4,820,000	0.92

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
148,693,566	State Street Navigator Securities
	Lending Prime Portfolio	148,693,566	28.21

		148,693,566	28.21

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $153,513,566)	153,513,566	29.13

	TOTAL PORTFOLIO
	(Cost $726,729,396)	672,775,122	127.65
	OTHER ASSETS & LIABILITIES, NET	(145,733,430)	(27.65)

	NET ASSETS	$527,041,692	100.00%

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $370,951.

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

86	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP GROWTH INDEX FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES e*			$542,554	0.15%

APPAREL AND ACCESSORY STORES e*			2,449,653	0.68

APPAREL AND OTHER TEXTILE PRODUCTS e			465,996	0.13

AUTO REPAIR, SERVICES AND PARKING e*			74,472	0.02

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			966,900	0.27

BUILDING MATERIALS AND GARDEN SUPPLIES e			499,600	0.14

BUSINESS SERVICES
14,526	*	Google, Inc (Class A)	5,817,954	1.60
492,410	d	Microsoft Corp	13,142,423	3.63
238,877	*	Oracle Corp	4,851,592	1.34
27,454		Visa, Inc (Class A)	1,685,401	0.46
	e*	Other	18,673,193	5.15

			44,170,563	12.18

CHEMICALS AND ALLIED PRODUCTS
94,660		Abbott Laboratories	5,450,523	1.50
110,851		Bristol-Myers Squibb Co	2,311,243	0.64
31,147		Colgate-Palmolive Co	2,346,926	0.65
28,494	*	Genentech, Inc	2,526,848	0.70
56,581	*	Gilead Sciences, Inc	2,578,962	0.71
33,659		Monsanto Co	3,331,568	0.92
69,473		Procter & Gamble Co	4,841,573	1.34
99,440		Schering-Plough Corp	1,836,657	0.50
	e*	Other	13,573,809	3.74

			38,798,109	10.70

COAL MINING e*			1,943,829	0.54

COMMUNICATIONS e*			6,638,802	1.83

DEPOSITORY INSTITUTIONS e*			2,724,406	0.75

EATING AND DRINKING PLACES
63,060		McDonald’s Corp	3,890,802	1.07
	e*	Other	2,642,005	0.73

			6,532,807	1.80

EDUCATIONAL SERVICES e*			1,014,075	0.28

ELECTRIC, GAS, AND SANITARY SERVICES e*			7,658,512	2.11

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
54,075	*	Apple Computer, Inc	6,146,165	1.70
362,321	*	Cisco Systems, Inc	8,173,962	2.25
45,482		Honeywell International, Inc	1,889,777	0.52
303,552	e	Intel Corp	5,685,529	1.57
99,284		Qualcomm, Inc	4,266,233	1.18
81,130		Texas Instruments, Inc	1,744,295	0.48
	e*	Other	9,294,026	2.56

			37,199,987	10.26

ENGINEERING AND MANAGEMENT SERVICES
26,733	*	Celgene Corp	1,691,664	0.46
	e*	Other	3,579,820	0.99

			5,271,484	1.45

Shares		Company	Value	% of net assets

FABRICATED METAL PRODUCTS e*			$1,070,977	0.29%

FOOD AND KINDRED PRODUCTS
100,443		Coca-Cola Co	5,311,426	1.47
91,448		PepsiCo, Inc	6,517,499	1.80
	e*	Other	4,404,373	1.21

			16,233,298	4.48

FOOD STORES e*			751,587	0.21

FORESTRY e			25,900	0.01

FURNITURE AND FIXTURES e			181,153	0.05

FURNITURE AND HOME FURNISHINGS STORES e*			768,430	0.21

GENERAL BUILDING CONTRACTORS e*			215,516	0.06

GENERAL MERCHANDISE STORES
26,565		Costco Wholesale Corp	1,724,865	0.48
44,790	e	Target Corp	2,196,950	0.61
111,057		Wal-Mart Stores, Inc	6,651,204	1.83
	e*	Other	954,012	0.26

			11,527,031	3.18

HEALTH SERVICES e*			5,357,063	1.48

HEAVY CONSTRUCTION, EXCEPT BUILDING *			318,310	0.09

HOLDING AND OTHER INVESTMENT OFFICES
58,903	e	iShares Russell 1000 Growth Index Fund	2,859,741	0.79
	e*	Other	3,057,188	0.84

			5,916,929	1.63

HOTELS AND OTHER LODGING PLACES e*			1,610,200	0.44

INDUSTRIAL MACHINERY AND EQUIPMENT
37,730		Caterpillar, Inc	2,248,708	0.62
111,349	*	Dell, Inc	1,835,032	0.51
151,212		Hewlett-Packard Co	6,992,043	1.93
84,244		International Business Machines Corp	9,853,178	2.72
	e*	Other	10,279,674	2.83

			31,208,635	8.61

INSTRUMENTS AND RELATED PRODUCTS
38,481		Baxter International, Inc	2,525,508	0.69
47,889		Emerson Electric Co	1,953,392	0.54
45,461		Johnson & Johnson	3,149,538	0.87
68,882		Medtronic, Inc	3,450,988	0.95
	e*	Other	13,366,043	3.69

			24,445,469	6.74

INSURANCE AGENTS, BROKERS AND SERVICE			41,489	0.01

INSURANCE CARRIERS
29,311		Aflac, Inc	1,722,021	0.48
	e*	Other	2,253,621	0.62

			3,975,642	1.10

JUSTICE, PUBLIC ORDER AND SAFETY *			166,097	0.05

LEATHER AND LEATHER PRODUCTS *			524,187	0.14

LEGAL SERVICES *			216,503	0.06

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	87

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP GROWTH INDEX FUND ▪ SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

METAL MINING e*			$1,879,332	0.52%

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			678,361	0.19

MISCELLANEOUS RETAIL
56,123		Walgreen Co	1,737,568	0.48
	e*	Other	5,647,105	1.56

			7,384,673	2.04

MOTION PICTURES e*			1,952,238	0.54

NONDEPOSITORY INSTITUTIONS
51,804		American Express Co	1,835,415	0.51
	e*	Other	875,907	0.24

			2,711,322	0.75

OIL AND GAS EXTRACTION
53,508		Halliburton Co	1,733,124	0.48
73,179		Schlumberger Ltd	5,714,548	1.58
19,577		Transocean, Inc	2,150,338	0.59
	e*	Other	11,048,647	3.05

			20,646,657	5.70

PAPER AND ALLIED PRODUCTS e			854,276	0.24

PERSONAL SERVICES e			519,645	0.14

PETROLEUM AND COAL PRODUCTS
60,023		Exxon Mobil Corp	4,661,386	1.29
50,340		Occidental Petroleum Corp	3,546,453	0.98
	e*	Other	3,848,355	1.06

			12,056,194	3.33

PRIMARY METAL INDUSTRIES e*			4,545,692	1.25

PRINTING AND PUBLISHING e*			715,893	0.20

RAILROAD TRANSPORTATION
31,695		Union Pacific Corp	2,255,416	0.62
	e*	Other	3,605,019	1.00

			5,860,435	1.62

REAL ESTATE e*			376,706	0.10

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			1,596,636	0.44

SECURITY AND COMMODITY BROKERS e*			6,990,498	1.93

SPECIAL TRADE CONTRACTORS e*			224,453	0.06

STONE, CLAY, AND GLASS PRODUCTS
43,198		3M Co	2,950,855	0.81
	e*	Other	319,747	0.09

			3,270,602	0.90

TOBACCO PRODUCTS
96,087		Altria Group, Inc	1,906,366	0.52
129,377		Philip Morris International, Inc	6,223,034	1.72
		Other	397,729	0.11

			8,527,129	2.35

Shares		Company	Value	% of net assets

TRANSPORTATION BY AIR e*			$182,163	0.05%

TRANSPORTATION EQUIPMENT
46,091		Boeing Co	2,643,319	0.73
20,170		Lockheed Martin Corp	2,212,044	0.61
34,025		United Technologies Corp	2,043,542	0.56
	e*	Other	2,828,030	0.78

			9,726,935	2.68

TRANSPORTATION SERVICES e*			1,097,733	0.30

TRUCKING AND WAREHOUSING
41,952		United Parcel Service, Inc (Class B)	2,638,361	0.73
	e	Other	329,161	0.09

			2,967,522	0.82

WATER TRANSPORTATION e*			463,537	0.13

WHOLESALE TRADE-DURABLE GOODS e*			1,333,529	0.37

WHOLESALE TRADE-NONDURABLE GOODS e*			3,489,488	0.96

	TOTAL COMMON STOCKS
		(Cost $390,818,893)	361,557,814	99.74

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
58,809,555		State Street Navigator Securities
		Lending Prime Portfolio	58,809,555	16.22

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $58,809,555)	58,809,555	16.22

	TOTAL PORTFOLIO
		(Cost $449,628,448)	420,367,369	115.96
	OTHER ASSETS & LIABILITIES, NET		(57,869,618)	(15.96)

	NET ASSETS		$362,497,751	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $36,032.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

88	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP VALUE INDEX FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
125,807		Walt Disney Co	$3,861,017	0.89%
	e*	Other	155,204	0.03

			4,016,221	0.92

APPAREL AND ACCESSORY STORES e*			1,027,995	0.24

APPAREL AND OTHER TEXTILE PRODUCTS e			753,126	0.17

AUTO REPAIR, SERVICES AND PARKING *			365,649	0.08

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			303,056	0.07

BUILDING MATERIALS AND GARDEN SUPPLIES
125,913		Home Depot, Inc	3,259,887	0.75
103,529		Lowe’s Cos, Inc	2,452,602	0.56

			5,712,489	1.31

BUSINESS SERVICES e*			5,901,739	1.36

CHEMICALS AND ALLIED PRODUCTS
81,237	*	Amgen, Inc	4,814,917	1.11
69,491		Dow Chemical Co	2,208,424	0.51
67,246		Du Pont (E.I.) de Nemours & Co	2,710,014	0.62
67,507		Eli Lilly & Co	2,972,333	0.68
114,449		Merck & Co, Inc	3,612,010	0.83
505,290		Pfizer, Inc	9,317,548	2.14
143,415		Procter & Gamble Co	9,994,591	2.30
99,593		Wyeth	3,678,965	0.84
	e*	Other	6,244,817	1.43

			45,553,619	10.46

COMMUNICATIONS
443,710		AT&T, Inc	12,388,383	2.85
148,270		Comcast Corp (Class A)	2,910,540	0.67
212,880		Verizon Communications, Inc	6,831,319	1.57
	e*	Other	5,147,801	1.18

			27,278,043	6.27

DEPOSITORY INSTITUTIONS
340,568		Bank of America Corp	11,919,880	2.74
85,403		Bank of New York Mellon Corp	2,782,430	0.64
406,655		Citigroup, Inc	8,340,494	1.91
257,816		JPMorgan Chase & Co	12,040,007	2.77
25,862		PNC Financial Services Group, Inc	1,931,891	0.44
129,999	e	US Bancorp	4,682,564	1.07
246,668		Wells Fargo & Co	9,257,450	2.13
	e	Other	12,617,057	2.90

			63,571,773	14.60

EATING AND DRINKING PLACES			476,447	0.11

EDUCATIONAL SERVICES *			123,573	0.03

ELECTRIC, GAS, AND SANITARY SERVICES
43,180	e	Dominion Resources, Inc	1,847,240	0.42
57,237	e	Southern Co	2,157,263	0.50
	e*	Other	22,851,013	5.25

			26,855,516	6.17

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT e*			$7,136,650	1.64%

ENGINEERING AND MANAGEMENT SERVICES e*			1,074,023	0.25

FABRICATED METAL PRODUCTS e*			3,011,830	0.69

FOOD AND KINDRED PRODUCTS
51,180	e	Coca-Cola Co	2,706,398	0.62
109,799		Kraft Foods, Inc (Class A)	3,595,917	0.83
	e*	Other	12,241,227	2.81

			18,543,542	4.26

FOOD STORES e			1,871,606	0.43

FORESTRY e			1,200,305	0.27

FURNITURE AND FIXTURES e			1,992,140	0.46

FURNITURE AND HOME FURNISHINGS STORES e*			521,429	0.12

GENERAL BUILDING CONTRACTORS e*			1,492,843	0.34

GENERAL MERCHANDISE STORES
32,377		Wal-Mart Stores, Inc	1,939,059	0.45
	e*	Other	1,829,087	0.42

			3,768,146	0.87

HEALTH SERVICES
35,579	*	WellPoint, Inc	1,664,030	0.38
	e*	Other	2,658,793	0.61

			4,322,823	0.99

HOLDING AND OTHER INVESTMENT OFFICES
35,034		iShares Russell 1000 Value Index Fund	2,238,322	0.51
	e	Other	13,475,510	3.10

			15,713,832	3.61

HOTELS AND OTHER LODGING PLACES e*			302,302	0.07

INDUSTRIAL MACHINERY AND EQUIPMENT
744,490	d	General Electric Co	18,984,495	4.36
	e*	Other	3,954,126	0.91

			22,938,621	5.27

INSTRUMENTS AND RELATED PRODUCTS
37,295		Covidien Ltd	2,004,979	0.46
155,103		Johnson & Johnson	10,745,536	2.47
	e*	Other	5,118,505	1.17

			17,869,020	4.10

INSURANCE AGENTS, BROKERS AND SERVICE e			3,705,448	0.85

INSURANCE CARRIERS
41,199		Allstate Corp	1,900,098	0.44
33,605		Metlife, Inc	1,881,880	0.43
26,821		Prudential Financial, Inc	1,931,112	0.44
45,121		Travelers Cos, Inc	2,039,469	0.47
	e*	Other	16,355,829	3.76

			24,108,388	5.54

JUSTICE, PUBLIC ORDER AND SAFETY *			21,595	0.00 **

METAL MINING			1,620,964	0.37

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	89

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP VALUE INDEX FUND ▪ SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			$2,026,671	0.47%

MISCELLANEOUS RETAIL e,v*			2,820,256	0.65

MOTION PICTURES
237,564	e	Time Warner, Inc	3,114,464	0.72
	e*	Other	2,355,893	0.54

			5,470,357	1.26

NONDEPOSITORY INSTITUTIONS e*			3,585,812	0.82

NONMETALLIC MINERALS, EXCEPT FUELS e			591,679	0.14

OIL AND GAS EXTRACTION
35,001		Anadarko Petroleum Corp	1,697,899	0.39
36,858	e	XTO Energy, Inc	1,714,634	0.39
	e*	Other	4,831,396	1.11

			8,243,929	1.89

PAPER AND ALLIED PRODUCTS e*			3,266,551	0.75

PERSONAL SERVICES e			451,272	0.10

PETROLEUM AND COAL PRODUCTS
24,916		Apache Corp	2,598,240	0.60
154,440		Chevron Corp	12,738,211	2.92
115,223		ConocoPhillips	8,440,085	1.94
33,283	e	Devon Energy Corp	3,035,410	0.70
321,615		Exxon Mobil Corp	24,976,621	5.74
52,848		Marathon Oil Corp	2,107,050	0.48
	e*	Other	3,083,658	0.71

			56,979,275	13.09

PIPELINES, EXCEPT NATURAL GAS			1,116,220	0.26

PRIMARY METAL INDUSTRIES e*			1,571,192	0.36

PRINTING AND PUBLISHING e			1,666,323	0.38

RAILROAD TRANSPORTATION e*			1,374,958	0.32

REAL ESTATE e*			236,395	0.05

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			704,233	0.16

SECURITY AND COMMODITY BROKERS
26,268		Goldman Sachs Group, Inc	3,362,304	0.77
113,987	e	Merrill Lynch & Co, Inc	2,883,871	0.66
77,786	e	Morgan Stanley	1,789,078	0.41
	e*	Other	3,648,252	0.84

			11,683,505	2.68

SPECIAL TRADE CONTRACTORS e*			70,928	0.02

STONE, CLAY, AND GLASS PRODUCTS e*			462,933	0.11

TOBACCO PRODUCTS			1,983,320	0.45

TRANSPORTATION BY AIR
23,095		FedEx Corp	1,825,429	0.42
	e*	Other	1,296,073	0.30

			3,121,502	0.72

Shares		Company	Value	% of net assets

TRANSPORTATION EQUIPMENT
29,696		General Dynamics Corp	$2,186,220	0.50%
31,175		United Technologies Corp	1,872,371	0.43
	e*	Other	4,818,644	1.11

			8,877,235	2.04

TRANSPORTATION SERVICES *			182,488	0.04

TRUCKING AND WAREHOUSING			115,921	0.03

WATER TRANSPORTATION e			1,442,317	0.33

WHOLESALE TRADE-DURABLE GOODS e*			783,329	0.18

WHOLESALE TRADE-NONDURABLE GOODS e*			553,177	0.13

		TOTAL COMMON STOCKS (Cost $513,825,767)	432,536,531	99.35

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
71,884,795		State Street Navigator Securities
		Lending Prime Portfolio	71,884,795	16.51

		TOTAL SHORT-TERM INVESTMENTS (Cost $71,884,795)	71,884,795	16.51

		TOTAL PORTFOLIO (Cost $585,710,562)	504,421,326	115.86
		OTHER ASSETS & LIABILITIES, NET	(69,048,739)	(15.86)

		NET ASSETS	$435,372,587	100.00%

*	Non-income producing

**	Percentage less than 0.01%

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $54,825.

e	All or a portion of these securities are out on loan.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

90	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

EQUITY INDEX FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS e*			$60,157	0.01%

AGRICULTURAL PRODUCTION-LIVESTOCK e			66,783	0.01

AGRICULTURAL SERVICES e*			26,594	0.00 **

AMUSEMENT AND RECREATION SERVICES
159,219	e	Walt Disney Co	4,886,431	0.47
	e,v*	Other	1,093,269	0.10

			5,979,700	0.57

APPAREL AND ACCESSORY STORES e*			5,874,566	0.56

APPAREL AND OTHER TEXTILE PRODUCTS e*			1,929,654	0.18

AUTO REPAIR, SERVICES AND PARKING e*			736,922	0.07

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			1,722,204	0.16

BUILDING MATERIALS AND GARDEN SUPPLIES
138,713	e	Home Depot, Inc	3,591,280	0.34
	e*	Other	3,386,787	0.33

			6,978,067	0.67

BUSINESS SERVICES
19,489	e*	Google, Inc (Class A)	7,805,734	0.75
662,343	d	Microsoft Corp	17,677,935	1.69
319,837	*	Oracle Corp	6,495,889	0.62
	e,v*	Other	42,730,862	4.08

			74,710,420	7.14

CHEMICALS AND ALLIED PRODUCTS
126,368		Abbott Laboratories	7,276,269	0.70
89,762	*	Amgen, Inc	5,320,194	0.51
82,860	e	Eli Lilly & Co	3,648,326	0.35
76,025	e*	Gilead Sciences, Inc	3,465,219	0.33
175,983		Merck & Co, Inc	5,554,023	0.53
45,126	e	Monsanto Co	4,466,571	0.43
558,425		Pfizer, Inc	10,297,357	0.98
250,778		Procter & Gamble Co	17,476,719	1.67
109,993		Wyeth	4,063,141	0.39
	e*	Other	47,100,379	4.50

			108,668,198	10.39

COAL MINING e*			2,742,867	0.26

COMMUNICATIONS
488,821		AT&T, Inc	13,647,882	1.31
231,749		Comcast Corp (Class A)	4,549,233	0.44
235,711	e	Verizon Communications, Inc	7,563,966	0.72
	e,v*	Other	15,110,288	1.44

			40,871,369	3.91

Shares		Company	Value	% of net assets

DEPOSITORY INSTITUTIONS
376,428		Bank of America Corp	$13,174,980	1.26%
450,175		Citigroup, Inc	9,233,089	0.88
283,022		JPMorgan Chase & Co	13,217,127	1.27
142,442	e	US Bancorp	5,130,761	0.49
272,868		Wells Fargo & Co	10,240,736	0.98
	e,v*	Other	29,930,810	2.86

			80,927,503	7.74

EATING AND DRINKING PLACES
92,861		McDonald’s Corp	5,729,524	0.55
	e*	Other	4,564,392	0.43

			10,293,916	0.98

EDUCATIONAL SERVICES e*			1,687,026	0.16

ELECTRIC, GAS, AND SANITARY SERVICES e,m,v*			43,506,750	4.16

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
72,534	*	Apple Computer, Inc	8,244,214	0.79
486,515	e*	Cisco Systems, Inc	10,975,778	1.05
470,665		Intel Corp	8,815,555	0.84
133,525		Qualcomm, Inc	5,737,569	0.55
	e,v*	Other	30,030,110	2.87

			63,803,226	6.10

ENGINEERING AND MANAGEMENT SERVICES e*			10,784,422	1.03

FABRICATED METAL PRODUCTS e*			5,699,174	0.55

FOOD AND KINDRED PRODUCTS
59,092		Anheuser-Busch Cos, Inc	3,833,889	0.37
191,056		Coca-Cola Co	10,103,041	0.96
121,769		Kraft Foods, Inc (Class A)	3,987,935	0.38
130,623		PepsiCo, Inc	9,309,501	0.89
	e*	Other	16,076,175	1.54

			43,310,541	4.14

FOOD STORES e*			3,388,518	0.32

FORESTRY e			1,349,743	0.13

FURNITURE AND FIXTURES e			3,001,603	0.29

FURNITURE AND HOME FURNISHINGS STORES e,v*			1,775,226	0.17

GENERAL BUILDING CONTRACTORS e*			2,349,361	0.22

GENERAL MERCHANDISE STORES
184,610	e	Wal-Mart Stores, Inc	11,056,293	1.06
	e*	Other	8,832,902	0.84

			19,889,195	1.90

HEALTH SERVICES e*			13,468,960	1.29

HEAVY CONSTRUCTION, EXCEPT BUILDING e*			662,312	0.06

HOLDING AND OTHER INVESTMENT OFFICES e*			26,551,378	2.54

HOTELS AND OTHER LODGING PLACES e*			2,842,411	0.27

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	91

SUMMARY PORTFOLIO OF INVESTMENTS	continued

EQUITY INDEX FUND ▪ SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT
819,699		General Electric Co	$20,902,325	2.00%
201,434		Hewlett-Packard Co	9,314,308	0.89
113,043		International Business Machines Corp	13,221,509	1.26
	e,v*	Other	27,469,862	2.63

			70,908,004	6.78

INSTRUMENTS AND RELATED PRODUCTS
231,764		Johnson & Johnson	16,056,610	1.54
92,331	e	Medtronic, Inc	4,625,783	0.44
	e*	Other	36,724,305	3.51

			57,406,698	5.49

INSURANCE AGENTS, BROKERS AND SERVICE e*			4,407,391	0.42

INSURANCE CARRIERS e*			35,595,402	3.40

JUSTICE, PUBLIC ORDER AND SAFETY *			345,121	0.03

LEATHER AND LEATHER PRODUCTS e*			1,071,925	0.10

LEGAL SERVICES e*			323,839	0.03

LOCAL AND INTERURBAN PASSENGER TRANSIT e*			20,020	0.00	**

LUMBER AND WOOD PRODUCTS e*			232,410	0.02

METAL MINING e*			4,676,764	0.45

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			3,437,220	0.33

MISCELLANEOUS RETAIL - 1.33%
116,659	e	CVS Corp	3,926,742	0.37
	e,v*	Other	9,998,496	0.96

			13,925,238	1.33

MOTION PICTURES
292,201	e	Time Warner, Inc	3,830,755	0.37
	e*	Other	5,185,620	0.49

			9,016,375	0.86

NONDEPOSITORY INSTITUTIONS e*			8,232,778	0.79

NONMETALLIC MINERALS, EXCEPT FUELS e*			933,575	0.09

OIL AND GAS EXTRACTION
98,156		Schlumberger Ltd	7,665,002	0.74
	e,m,v*	Other	32,559,252	3.11

			40,224,254	3.85

PAPER AND ALLIED PRODUCTS e*			5,151,321	0.49

PERSONAL SERVICES e*			1,649,714	0.16

PETROLEUM AND COAL PRODUCTS
170,166		Chevron Corp	14,035,292	1.34
126,816		ConocoPhillips	9,289,272	0.89
434,601		Exxon Mobil Corp	33,751,114	3.23
67,515		Occidental Petroleum Corp	4,756,432	0.45
	e*	Other	17,193,449	1.64

			79,025,559	7.55

Shares		Company	Value	% of net assets

PIPELINES, EXCEPT NATURAL GAS e			$1,237,814	0.12%

PRIMARY METAL INDUSTRIES e*			8,601,906	0.82

PRINTING AND PUBLISHING e,v*			3,532,351	0.34

RAILROAD TRANSPORTATION e*			9,459,401	0.90

REAL ESTATE e*			998,565	0.10

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			3,601,924	0.34

SECURITY AND COMMODITY BROKERS
32,559		Goldman Sachs Group, Inc	4,167,552	0.40
	e*	Other	19,131,450	1.83

			23,299,002	2.23

SOCIAL SERVICES e*			55,083	0.01

SPECIAL TRADE CONTRACTORS			813,671	0.08

STONE, CLAY, AND GLASS PRODUCTS
57,630		3M Co	3,936,705	0.38
	e*	Other	1,165,411	0.11

			5,102,116	0.49

TEXTILE MILL PRODUCTS e			32,153	0.00	**

TOBACCO PRODUCTS
173,232		Philip Morris International, Inc	8,332,459	0.79
	e	Other	5,411,875	0.52

			13,744,334	1.31

TRANSPORTATION BY AIR e*			4,306,716	0.41

TRANSPORTATION EQUIPMENT
61,890		Boeing Co	3,549,391	0.34
79,520		United Technologies Corp	4,775,971	0.45
	e,v*	Other	16,291,661	1.56

			24,617,023	2.35

TRANSPORTATION SERVICES e*			2,013,750	0.19

TRUCKING AND WAREHOUSING
56,624	e	United Parcel Service, Inc (Class B)	3,561,083	0.34
	e*	Other	1,044,593	0.10

			4,605,676	0.44

WATER TRANSPORTATION e*			2,842,682	0.27

WHOLESALE TRADE-DURABLE GOODS e*			4,064,033	0.39

WHOLESALE TRADE-NONDURABLE GOODS e*			6,554,429	0.63

		TOTAL COMMON STOCKS (Cost $961,943,087)	1,041,725,003	99.57

92	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

EQUITY INDEX FUND ▪ SEPTEMBER 30, 2008

Shares	Company	Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
262,014,961	State Street Navigator Securities
	Lending Prime Portfolio	$262,014,961	25.04%

		262,014,961	25.04

	TOTAL SHORT-TERM INVESTMENTS (Cost $262,014,961)	262,014,961	25.04

	TOTAL PORTFOLIO (Cost $1,223,958,048)	1,303,739,964	124.61
	OTHER ASSETS & LIABILITIES, NET	(257,524,927)	(24.61)

	NET ASSETS	$1,046,215,037	100.00%

*	Non-income producing

**	Percentage represents less than 0.01%.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $165,478.

e	All or a portion of these securities are out on loan.

m	Indicates a security that has been deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	93

SUMMARY PORTFOLIO OF INVESTMENTS

S&P 500 INDEX FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
197,770	e	Walt Disney Co	$6,069,561	0.56%

			6,069,561	0.56

APPAREL AND ACCESSORY STORES e*			3,746,763	0.35

APPAREL AND OTHER TEXTILE PRODUCTS e			1,434,251	0.13

AUTO REPAIR, SERVICES AND PARKING			360,220	0.03

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			682,846	0.06

BUILDING MATERIALS AND GARDEN SUPPLIES
176,849	e	Home Depot, Inc	4,578,621	0.42
	e	Other	4,274,284	0.40

			8,852,905	0.82

BUSINESS SERVICES
25,166	e*	Google, Inc (Class A)	10,079,486	0.94
827,658	d	Microsoft Corp	22,090,192	2.05
416,602	*	Oracle Corp	8,461,187	0.79
	e*	Other	29,876,894	2.78

			70,507,759	6.56

CHEMICALS AND ALLIED PRODUCTS
161,934		Abbott Laboratories	9,324,160	0.87
111,537	*	Amgen, Inc	6,610,798	0.62
105,465		Eli Lilly & Co	4,643,624	0.43
96,144	*	Gilead Sciences, Inc	4,382,243	0.41
225,591		Merck & Co, Inc	7,119,652	0.66
57,717	e	Monsanto Co	5,712,829	0.53
708,647		Pfizer, Inc	13,067,451	1.22
319,914		Procter & Gamble Co	22,294,807	2.07
140,537		Wyeth	5,191,437	0.48
	e*	Other	38,827,135	3.61

			117,174,136	10.90

COAL MINING e			2,508,908	0.23

COMMUNICATIONS
622,680		AT&T, Inc	17,385,226	1.62
308,631		Comcast Corp (Class A)	6,058,426	0.57
298,934		Verizon Communications, Inc	9,592,792	0.89
	e*	Other	7,667,369	0.71

			40,703,813	3.79

DEPOSITORY INSTITUTIONS
480,574		Bank of America Corp	16,820,090	1.56
573,930		Citigroup, Inc	11,771,304	1.10
386,755		JPMorgan Chase & Co	18,061,459	1.68
181,427	e	US Bancorp	6,535,001	0.61
348,717		Wells Fargo & Co	13,087,349	1.22
	e	Other	23,561,221	2.19

			89,836,424	8.36

EATING AND DRINKING PLACES
119,127		McDonald’s Corp	7,350,136	0.69
	*	Other	3,360,214	0.31

			10,710,350	1.00

Shares		Company	Value	% of net assets

EDUCATIONAL SERVICES e*			$668,904	0.06%

ELECTRIC, GAS, AND SANITARY SERVICES e*			40,620,405	3.78

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
93,361	*	Apple Computer, Inc	10,611,411	0.99
619,118	e*	Cisco Systems, Inc	13,967,302	1.30
592,627		Intel Corp	11,099,904	1.03
172,875		Qualcomm, Inc	7,428,439	0.69
	e*	Other	23,522,509	2.19

			66,629,565	6.20

ENGINEERING AND MANAGEMENT SERVICES e*			7,489,617	0.70

FABRICATED METAL PRODUCTS e			3,845,032	0.36

FOOD AND KINDRED PRODUCTS
75,264		Anheuser-Busch Cos, Inc	4,883,128	0.45
209,384		Coca-Cola Co	11,072,226	1.03
157,899		Kraft Foods, Inc (Class A)	5,171,192	0.48
165,118		PepsiCo, Inc	11,767,960	1.10
	e*	Other	16,149,965	1.50

			49,044,471	4.56

FOOD STORES e			3,767,514	0.35

FORESTRY			1,285,326	0.12

FURNITURE AND FIXTURES e			2,907,715	0.27

FURNITURE AND HOME FURNISHINGS STORES *			1,445,857	0.13

GENERAL BUILDING CONTRACTORS e			1,345,522	0.13

GENERAL MERCHANDISE STORES
236,446		Wal-Mart Stores, Inc	14,160,751	1.32
	e*	Other	10,477,087	0.97

			24,637,838	2.29

HEALTH SERVICES e*			12,417,758	1.15

HOLDING AND OTHER INVESTMENT OFFICES e			14,306,616	1.33

HOTELS AND OTHER LODGING PLACES e			1,656,352	0.15

INDUSTRIAL MACHINERY AND EQUIPMENT
1,048,484		General Electric Co	26,736,342	2.49
258,428		Hewlett-Packard Co	11,949,711	1.11
142,855		International Business Machines Corp	16,708,321	1.55
	e*	Other	22,164,121	2.06

			77,558,495	7.21

INSTRUMENTS AND RELATED PRODUCTS
295,300		Johnson & Johnson	20,458,384	1.90
118,212	e	Medtronic, Inc	5,922,421	0.55
	e*	Other	33,977,340	3.16

			60,358,145	5.61

INSURANCE AGENTS, BROKERS AND SERVICE			4,317,634	0.40

INSURANCE CARRIERS e			34,371,533	3.20

LEATHER AND LEATHER PRODUCTS *			925,128	0.09

94	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

S&P 500 INDEX FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

METAL MINING			$4,144,524	0.39%

MISCELLANEOUS MANUFACTURING INDUSTRIES e			3,851,945	0.36

MISCELLANEOUS RETAIL
151,230		CVS Corp	5,090,402	0.47
	e*	Other	9,878,288	0.92

			14,968,690	1.39

MOTION PICTURES
372,952		Time Warner, Inc	4,889,401	0.46
	e*	Other	5,608,644	0.52

			10,498,045	0.98

NONDEPOSITORY INSTITUTIONS e*			9,123,018	0.85

NONMETALLIC MINERALS, EXCEPT FUELS e			834,028	0.08

OIL AND GAS EXTRACTION
126,402		Schlumberger Ltd	9,870,732	0.92
	e*	Other	28,029,931	2.60

			37,900,663	3.52

PAPER AND ALLIED PRODUCTS e			4,729,888	0.44

PERSONAL SERVICES			1,147,074	0.11

PETROLEUM AND COAL PRODUCTS
216,721		Chevron Corp	17,875,148	1.66
160,268		ConocoPhillips	11,739,631	1.09
547,522		Exxon Mobil Corp	42,520,559	3.96
86,063		Occidental Petroleum Corp	6,063,138	0.56
	e	Other	20,837,369	1.94

			99,035,845	9.21

PIPELINES, EXCEPT NATURAL GAS e			1,548,547	0.14

PRIMARY METAL INDUSTRIES e			8,651,380	0.80

PRINTING AND PUBLISHING e			2,645,386	0.25

RAILROAD TRANSPORTATION e			11,599,975	1.08

REAL ESTATE e*			299,488	0.03

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			3,998,401	0.37

SECURITY AND COMMODITY BROKERS
45,731		Goldman Sachs Group, Inc	5,853,568	0.55
	e*	Other	19,602,154	1.82

			25,455,722	2.37

STONE, CLAY, AND GLASS PRODUCTS
74,286		3M Co	5,074,477	0.47

			5,074,477	0.47

TOBACCO PRODUCTS
217,317		Philip Morris International, Inc	10,452,948	0.97
	e	Other	6,678,405	0.62

			17,131,353	1.59

TRANSPORTATION BY AIR			3,674,317	0.34

Shares		Company	Value	% of net assets

TRANSPORTATION EQUIPMENT
78,255		Boeing Co	$4,487,924	0.42%
101,441		United Technologies Corp	6,092,546	0.56
	e	Other	17,288,752	1.61

			27,869,222	2.59

TRANSPORTATION SERVICES			1,716,988	0.16

TRUCKING AND WAREHOUSING
107,304		e United Parcel Service, Inc (Class B)	6,748,349	0.63

			6,748,349	0.63

WATER TRANSPORTATION			1,637,235	0.15

WHOLESALE TRADE-DURABLE GOODS *			880,543	0.08

WHOLESALE TRADE-NONDURABLE GOODS *			4,842,370	0.45

		TOTAL COMMON STOCKS (Cost $1,149,076,226)	1,072,194,836	99.71

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
167,708,591		State Street Navigator Securities
		Lending Prime Portfolio	167,708,591	15.60

		TOTAL SHORT-TERM INVESTMENTS (Cost $167,708,591)	167,708,591	15.60

		TOTAL PORTFOLIO (Cost $1,316,784,817)	1,239,903,427	115.31
		OTHER ASSETS & LIABILITIES, NET	(164,658,989)	(15.31)

		NET ASSETS	$1,075,244,438	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $25,835.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	95

SUMMARY PORTFOLIO OF INVESTMENTS

MID-CAP GROWTH INDEX FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES e*			$95,047	0.13%

APPAREL AND ACCESSORY STORES
10,381	e*	Kohl’s Corp	478,356	0.64
	e*	Other	1,275,676	1.71

			1,754,032	2.35

APPAREL AND OTHER TEXTILE PRODUCTS e			331,721	0.44

AUTO REPAIR, SERVICES AND PARKING e*			58,261	0.08

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			675,898	0.90

BUILDING MATERIALS AND GARDEN SUPPLIES e			282,906	0.38

BUSINESS SERVICES
26,192	*	Activision Blizzard, Inc	404,143	0.54
9,842	e*	Autodesk, Inc	330,199	0.44
14,035	*	Electronic Arts, Inc	519,155	0.69
7,229	*	Fiserv, Inc	342,076	0.46
14,154	*	Intuit, Inc	447,408	0.60
23,131	e*	Juniper Networks, Inc	487,370	0.65
	e*	Other	4,540,541	6.08

			7,070,892	9.46

CHEMICALS AND ALLIED PRODUCTS
18,816		Avon Products, Inc	782,181	1.05
7,681	e	Ecolab, Inc	372,682	0.50
4,921		Rohm & Haas Co	344,470	0.46
	e*	Other	3,550,700	4.75

			5,050,033	6.76

COAL MINING
8,058		Consol Energy, Inc	369,782	0.50
	e*	Other	494,809	0.66

			864,591	1.16

COMMUNICATIONS
17,482	*	American Tower Corp (Class A)	628,828	0.84
22,776	*	Liberty Media Corp - Entertainment (Series A)	568,717	0.76
	e*	Other	2,093,489	2.81

			3,291,034	4.41

DEPOSITORY INSTITUTIONS
8,741		Northern Trust Corp	631,100	0.85
	e*	Other	239,768	0.32

			870,868	1.17

EATING AND DRINKING PLACES
32,093	*	Starbucks Corp	477,223	0.64
20,914		Yum! Brands, Inc	682,006	0.91
	e*	Other	738,274	0.99

			1,897,503	2.54

EDUCATIONAL SERVICES
5,615	*	Apollo Group, Inc (Class A)	332,970	0.45
	e*	Other	392,637	0.52

			725,607	0.97

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES
29,618	e*	AES Corp	$346,234	0.46%
16,474	d	PPL Corp	609,867	0.82
	e*	Other	1,786,772	2.39

			2,742,873	3.67

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
12,783	e	Analog Devices, Inc	336,832	0.45
22,657	e*	Broadcom Corp (Class A)	422,100	0.57
4,185		L-3 Communications Holdings, Inc	411,469	0.55
	e*	Other	5,113,405	6.84

			6,283,806	8.41

ENGINEERING AND MANAGEMENT SERVICES
7,822		Fluor Corp	435,685	0.58
14,264		Paychex, Inc	471,140	0.63
	e*	Other	1,681,211	2.25

			2,588,036	3.46

FABRICATED METAL PRODUCTS
7,393		Parker Hannifin Corp	391,829	0.52
	e*	Other	327,275	0.44

			719,104	0.96

FOOD AND KINDRED PRODUCTS
7,717		H.J. Heinz Co	385,618	0.52
	e*	Other	515,288	0.69

			900,906	1.21

FOOD STORES e*			181,886	0.24

FORESTRY e			19,319	0.03

FURNITURE AND FIXTURES e			12,821	0.02

FURNITURE AND HOME FURNISHINGS STORES e*			550,925	0.74

GENERAL BUILDING CONTRACTORS e*			42,446	0.06

GENERAL MERCHANDISE STORES
18,747		TJX Cos, Inc	572,158	0.77
	e*	Other	114,286	0.15

			686,444	0.92

HEALTH SERVICES
9,277	*	Express Scripts, Inc	684,828	0.92
4,904	e*	Laboratory Corp of America Holdings	340,828	0.46
	e*	Other	1,257,108	1.68

			2,282,764	3.06

HEAVY CONSTRUCTION, EXCEPT BUILDING *			229,696	0.31

HOLDING AND OTHER INVESTMENT OFFICES
24,710		iShares Russell Midcap Growth Index Fund	1,073,155	1.44
	e*	Other	1,221,642	1.63

			2,294,797	3.07

HOTELS AND OTHER LODGING PLACES
12,999	e	Marriott International, Inc (Class A)	339,144	0.45
	e*	Other	641,935	0.86

			981,079	1.31

96	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MID-CAP GROWTH INDEX FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT
8,956		Cummins, Inc	$391,556	0.53%
6,066		ITT Industries, Inc	337,330	0.45
	e*	Other	4,036,083	5.40

			4,764,969	6.38

INSTRUMENTS AND RELATED PRODUCTS
16,078	*	Agilent Technologies, Inc	476,873	0.64
13,451	e	Allergan, Inc	692,727	0.93
4,376		Bard (C.R.), Inc	415,151	0.56
1,700	e*	Intuitive Surgical, Inc	409,666	0.55
7,076		Rockwell Collins, Inc	340,285	0.45
14,976	*	St. Jude Medical, Inc	651,306	0.87
	e*	Other	3,504,390	4.69

			6,490,398	8.69

INSURANCE AGENTS, BROKERS AND SERVICE e			22,982	0.03

INSURANCE CARRIERS e*			380,890	0.51

JUSTICE, PUBLIC ORDER AND SAFETY e*			122,958	0.16

LEATHER AND LEATHER PRODUCTS
15,040	*	Coach, Inc	376,602	0.50

			376,602	0.50

LEGAL SERVICES *			164,563	0.22

METAL MINING e*			419,244	0.56

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			112,208	0.15

MISCELLANEOUS RETAIL e*			767,927	1.03

MOTION PICTURES *			112,402	0.15

NONDEPOSITORY INSTITUTIONS e*			592,341	0.79

OIL AND GAS EXTRACTION
9,553	*	Cameron International Corp	368,173	0.49
5,939		ENSCO International, Inc	342,265	0.46
11,856	e	Noble Corp	520,478	0.70
9,511		Smith International, Inc	557,725	0.75
15,084	*	Southwestern Energy Co	460,665	0.62
	e*	Other	2,723,971	3.64

			4,973,277	6.66

PAPER AND ALLIED PRODUCTS			122,439	0.16

PERSONAL SERVICES e			378,267	0.51

PETROLEUM AND COAL PRODUCTS
8,384		Murphy Oil Corp	537,750	0.72
	e*	Other	580,177	0.78

			1,117,927	1.50

PRIMARY METAL INDUSTRIES
6,136		Precision Castparts Corp	483,394	0.65
	e*	Other	565,543	0.75

			1,048,937	1.40

PRINTING AND PUBLISHING e*			506,194	0.68

Shares		Company	Value	% of net assets

RAILROAD TRANSPORTATION e*			$148,473	0.20%

REAL ESTATE e*			270,357	0.36

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			104,384	0.14

SECURITY AND COMMODITY BROKERS
11,430	e	T Rowe Price Group, Inc	613,905	0.82
	e*	Other	1,576,334	2.11

			2,190,239	2.93

SPECIAL TRADE CONTRACTORS e*			159,008	0.21

STONE, CLAY, AND GLASS PRODUCTS e*			232,287	0.31

TOBACCO PRODUCTS			287,802	0.39

TRANSPORTATION BY AIR e*			138,904	0.19

TRANSPORTATION EQUIPMENT
9,243	e	Harley-Davidson, Inc	344,764	0.46
	e*	Other	475,164	0.64

			819,928	1.10

TRANSPORTATION SERVICES
7,510		CH Robinson Worldwide, Inc	382,710	0.51
	*	Other	408,837	0.55

			791,547	1.06

TRUCKING AND WAREHOUSING e			234,131	0.31

WATER TRANSPORTATION e*			196,652	0.26

WHOLESALE TRADE-DURABLE GOODS e*			959,132	1.28

WHOLESALE TRADE-NONDURABLE GOODS e*			1,129,046	1.51

		TOTAL COMMON STOCKS (Cost $81,155,913)	73,621,710	98.55

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
22,030,041		State Street Navigator Securities
		Lending Prime Portfolio	22,030,041	29.49

			22,030,041	29.49

		TOTAL SHORT-TERM INVESTMENTS (Cost $22,030,041)	22,030,041	29.49

		TOTAL PORTFOLIO (Cost $103,185,954)	95,651,751	128.04
		OTHER ASSETS & LIABILITIES, NET	(20,945,781)	(28.04)

		NET ASSETS	$74,705,970	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $6,830.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	97

SUMMARY PORTFOLIO OF INVESTMENTS

MID-CAP VALUE INDEX FUND ▪ SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

CCOMMON STOCKS

AMUSEMENT AND RECREATION SERVICES e*			$222,805	0.11%

APPAREL AND ACCESSORY STORES e*			1,661,555	0.80

APPAREL AND OTHER TEXTILE PRODUCTS e			1,249,056	0.60

AUTO REPAIR, SERVICES AND PARKING e*			601,823	0.29

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			507,930	0.24

BUSINESS SERVICES e*			6,218,428	2.98

CHEMICALS AND ALLIED PRODUCTS
34,444	*	Forest Laboratories, Inc	974,076	0.47
18,006		PPG Industries, Inc	1,050,110	0.50
	e*	Other	7,927,062	3.80

			9,951,248	4.77

COMMUNICATIONS
73,493	*	Liberty Media Holding Corp (Interactive A)	948,795	0.45
	e*	Other	5,333,397	2.56

			6,282,192	3.01

DEPOSITORY INSTITUTIONS e			13,243,453	6.34

EDUCATIONAL SERVICES *			183,136	0.09

ELECTRIC, GAS, AND SANITARY SERVICES
25,930		Ameren Corp	1,012,048	0.48
49,655		American Electric Power Co, Inc	1,838,725	0.88
33,683	e	Consolidated Edison, Inc	1,447,022	0.69
40,296		Edison International	1,607,810	0.77
68,258		El Paso Corp	870,972	0.42
44,218		PG&E Corp	1,655,964	0.79
32,295		Progress Energy, Inc	1,392,883	0.67
30,932		Sempra Energy	1,561,138	0.75
53,315		Xcel Energy, Inc	1,065,767	0.51
	e*	Other	14,398,229	6.90

			26,850,558	12.86

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT e*			6,383,448	3.06

ENGINEERING AND MANAGEMENT SERVICES e*			1,798,832	0.86

FABRICATED METAL PRODUCTS e*			2,526,401	1.21

FOOD AND KINDRED PRODUCTS
15,040	e	Bunge Ltd	950,227	0.46
56,046		ConAgra Foods, Inc	1,090,655	0.52
87,407		Sara Lee Corp	1,103,950	0.53
	e*	Other	7,143,304	3.42

			10,288,136	4.93

FOOD STORES
54,350	e	Safeway, Inc	1,289,182	0.62
		Other	565,480	0.27

			1,854,662	0.89

FORESTRY
26,066		Weyerhaeuser Co	1,579,078	0.76
	e	Other	408,915	0.19

			1,987,993	0.95

Shares		Company	Value	% of net assets

FURNITURE AND FIXTURES e			$1,450,747	0.70%

FURNITURE AND HOME FURNISHINGS STORES e*			873,166	0.42

GENERAL BUILDING CONTRACTORS e*			2,335,489	1.12

GENERAL MERCHANDISE STORES
27,436		JC Penney Co, Inc	914,716	0.44
52,114		Macy’s, Inc	937,010	0.45
	e*	Other	830,397	0.39

			2,682,123	1.28

HEALTH SERVICES
29,853		Cigna Corp	1,014,405	0.49
	e*	Other	2,808,176	1.34

			3,822,581	1.83

HOLDING AND OTHER INVESTMENT OFFICES
66,479		Annaly Mortgage Management, Inc	894,143	0.43
9,472	e	AvalonBay Communities, Inc	932,234	0.45
14,727	e	Boston Properties, Inc	1,379,331	0.66
33,388	e	Equity Residential	1,482,761	0.71
27,446	e	HCP, Inc	1,101,408	0.53
38,298		iShares Russell Midcap Value Index Fund	1,502,048	0.72
26,697	e	Kimco Realty Corp	986,187	0.47
32,385	e	Prologis	1,336,529	0.64
15,596	e	Public Storage, Inc	1,544,160	0.74
16,840		Vornado Realty Trust	1,531,598	0.73
	e	Other	11,188,847	5.36

			23,879,246	11.44

HOTELS AND OTHER LODGING PLACES e*			522,497	0.25

INDUSTRIAL MACHINERY AND EQUIPMENT
31,922		Ingersoll-Rand Co Ltd (Class A)	995,009	0.48
	e*	Other	4,591,964	2.20

			5,586,973	2.68

INSTRUMENTS AND RELATED PRODUCTS
111,241		Xerox Corp	1,282,609	0.61
	e*	Other	1,941,478	0.93

			3,224,087	1.54

INSURANCE AGENTS, BROKERS AND SERVICE
34,314		AON Corp	1,542,757	0.74
63,293		Marsh & McLennan Cos, Inc	2,010,186	0.96
	e	Other	1,048,785	0.50

			4,601,728	2.20

INSURANCE CARRIERS
21,754	e	Leucadia National Corp	988,502	0.47
32,037		Lincoln National Corp	1,371,504	0.66
32,027		Principal Financial Group	1,392,854	0.67
83,788		Progressive Corp	1,457,911	0.70
42,868		UnumProvident Corp	1,075,987	0.51
	e*	Other	12,767,709	6.12

			19,054,467	9.13

JUSTICE, PUBLIC ORDER AND SAFETY *			39,487	0.02

98	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MID-CAP VALUE INDEX FUND ▪ SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

MISCELLANEOUS MANUFACTURING INDUSTRIES
18,970		Fortune Brands, Inc	$1,088,119	0.52%
	e*	Other	1,238,231	0.59

			2,326,350	1.11

MISCELLANEOUS RETAIL e,v*			1,435,878	0.69

MOTION PICTURES
72,991	e	CBS Corp (Class B)	1,064,209	0.51
	e*	Other	687,405	0.33

			1,751,614	0.84

NONDEPOSITORY INSTITUTIONS e*			2,568,637	1.23

NONMETALLIC MINERALS, EXCEPT FUELS
13,483	e	Vulcan Materials Co	1,004,484	0.48

			1,004,484	0.48

OIL AND GAS EXTRACTION e*			6,461,876	3.10

PAPER AND ALLIED PRODUCTS
52,916		International Paper Co	1,385,341	0.66
	e*	Other	2,033,399	0.98

			3,418,740	1.64

PERSONAL SERVICES e			755,731	0.36

PETROLEUM AND COAL PRODUCTS
19,898		Noble Energy, Inc	1,106,130	0.53
	e*	Other	1,405,657	0.67

			2,511,787	1.20

PIPELINES, EXCEPT NATURAL GAS
78,349	e	Spectra Energy Corp	1,864,706	0.89

			1,864,706	0.89

PRIMARY METAL INDUSTRIES e*			791,984	0.38

PRINTING AND PUBLISHING e			2,803,988	1.34

RAILROAD TRANSPORTATION e*			86,280	0.04

REAL ESTATE e*			433,321	0.21

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS *			1,197,917	0.57

SECURITY AND COMMODITY BROKERS
27,464		Ameriprise Financial, Inc	1,049,125	0.50
41,898	e	Invesco Ltd	879,020	0.42
	e*	Other	1,831,077	0.88

			3,759,222	1.80

SPECIAL TRADE CONTRACTORS e*			133,159	0.06

STONE, CLAY, AND GLASS PRODUCTS e*			765,796	0.37

TOBACCO PRODUCTS
18,285		UST, Inc	1,216,684	0.58
	e	Other	730,853	0.35

			1,947,537	0.93

Shares		Company	Value	% of net assets

TRANSPORTATION BY AIR
89,732	d	Southwest Airlines Co	$1,302,011	0.62%
	e*	Other	831,246	0.40

			2,133,257	1.02

TRANSPORTATION EQUIPMENT
268,296	e*	Ford Motor Co	1,395,139	0.67
	e*	Other	2,909,280	1.39

			4,304,419	2.06

TRANSPORTATION SERVICES *			288,456	0.14

TRUCKING AND WAREHOUSING e			206,920	0.10

WATER TRANSPORTATION e			908,147	0.44

WHOLESALE TRADE-DURABLE GOODS e*			1,300,098	0.62

WHOLESALE TRADE-NONDURABLE GOODS e*			363,336	0.17

		TOTAL COMMON STOCKS (Cost $240,721,527)	205,407,887	98.39

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
61,712,699		State Street Navigator Securities
		Lending Prime Portfolio	61,712,699	29.56

		TOTAL SHORT-TERM INVESTMENTS (Cost $61,712,699)	61,712,699	29.56

		TOTAL PORTFOLIO (Cost $302,434,226)	267,120,586	127.95
		OTHER ASSETS & LIABILITIES, NET	(58,357,673)	(27.95)

		NET ASSETS	$208,762,913	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $51,511.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	99

SUMMARY PORTFOLIO OF INVESTMENTS

MID-CAP BLEND INDEX FUND ▪ SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES e*			$199,930	0.11%

APPAREL AND ACCESSORY STORES
16,472	*	Kohl’s Corp	759,030	0.42
	e*	Other	2,117,044	1.17

			2,876,074	1.59

APPAREL AND OTHER TEXTILE PRODUCTS e			952,172	0.53

AUTO REPAIR, SERVICES AND PARKING e*			354,665	0.20

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			1,081,868	0.60

BUILDING MATERIALS AND GARDEN SUPPLIES e			339,507	0.19

BUSINESS SERVICES
17,221	*	Electronic Arts, Inc	637,005	0.35
17,377	*	Intuit, Inc	549,287	0.31
27,475	*	Juniper Networks, Inc	578,898	0.32
	e*	Other	9,535,089	5.28

			11,300,279	6.26

CHEMICALS AND ALLIED PRODUCTS
22,984		Avon Products, Inc	955,445	0.53
	e*	Other	9,552,334	5.29

			10,507,779	5.82

COAL MINING e*			1,062,113	0.59

COMMUNICATIONS
21,170	*	American Tower Corp (Class A)	761,485	0.42
27,354	*	Liberty Media Corp - Entertainment (Series A)	683,029	0.38
	e*	Other	5,338,379	2.96

			6,782,893	3.76

DEPOSITORY INSTITUTIONS
11,808		Northern Trust Corp	852,538	0.47
	e	Other	5,956,092	3.30

			6,808,630	3.77

EATING AND DRINKING PLACES
39,109	*	Starbucks Corp	581,551	0.32
25,612		Yum! Brands, Inc	835,207	0.47
	e*	Other	906,149	0.50

			2,322,907	1.29

EDUCATIONAL SERVICES e*			952,151	0.53

ELECTRIC, GAS, AND SANITARY SERVICES
21,421		American Electric Power Co, Inc	793,220	0.44
14,681	e	Consolidated Edison, Inc	630,696	0.35
17,423		Edison International	695,178	0.38
19,059		PG&E Corp	713,759	0.39
19,920		PPL Corp	737,438	0.41
14,074		Progress Energy, Inc	607,012	0.34
13,533		Sempra Energy	683,010	0.38
	e*	Other	10,180,456	5.64

			15,040,769	8.33

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
6,594		L-3 Communications Holdings, Inc	$648,322	0.36%
	e*	Other	9,826,245	5.44

			10,474,567	5.80

ENGINEERING AND MANAGEMENT SERVICES
17,274		Paychex, Inc	570,560	0.32
	e*	Other	3,379,440	1.87

			3,950,000	2.19

FABRICATED METAL PRODUCTS e*			1,985,852	1.10

FOOD AND KINDRED PRODUCTS
16,922		H.J. Heinz Co	845,592	0.47
	e*	Other	4,714,437	2.61

			5,560,029	3.08

FOOD STORES
23,533	e	Safeway, Inc	558,203	0.31
	e*	Other	475,907	0.26

			1,034,110	0.57

FORESTRY
11,372	e	Weyerhaeuser Co	688,916	0.38
	e	Other	197,876	0.11

			886,792	0.49

FURNITURE AND FIXTURES e			661,124	0.37

FURNITURE AND HOME FURNISHINGS STORES e*			1,051,244	0.58

GENERAL BUILDING CONTRACTORS e*			1,220,225	0.68

GENERAL MERCHANDISE STORES
22,953		TJX Cos, Inc	700,526	0.39
	e*	Other	1,299,388	0.72

			1,999,914	1.11

HEALTH SERVICES
11,359	*	Express Scripts, Inc	838,521	0.46
	e*	Other	3,587,234	1.99

			4,425,755	2.45

HEAVY CONSTRUCTION, EXCEPT BUILDING *			280,430	0.16

HOLDING AND OTHER INVESTMENT OFFICES
6,532	e	Boston Properties, Inc	611,787	0.34
14,462	e	Equity Residential	642,257	0.36
16,278	e	iShares Russell Midcap Index Fund	1,337,400	0.74
14,026	e	Prologis	578,853	0.32
6,798	e	Public Storage, Inc	673,070	0.37
7,383		Vornado Realty Trust	671,484	0.37
	e*	Other	8,060,145	4.46

			12,574,996	6.96

HOTELS AND OTHER LODGING PLACES e*			1,424,439	0.79

INDUSTRIAL MACHINERY AND EQUIPMENT e*			8,285,841	4.59

100	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MID-CAP BLEND INDEX FUND ▪ SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

INSTRUMENTS AND RELATED PRODUCTS
19,630	*	Agilent Technologies, Inc	$582,226	0.32%
16,226		Allergan, Inc	835,639	0.46
18,131	*	St. Jude Medical, Inc	788,517	0.44
48,422		Xerox Corp	558,306	0.31
	e*	Other	6,561,039	3.63

			9,325,727	5.16

INSURANCE AGENTS, BROKERS AND SERVICE
14,947		AON Corp	672,017	0.37
27,550		Marsh & McLennan Cos, Inc	874,988	0.49
	e	Other	493,701	0.27

			2,040,706	1.13

INSURANCE CARRIERS
13,957		Lincoln National Corp	597,499	0.33
13,549	e	Principal Financial Group	589,246	0.33
36,471		Progressive Corp	634,595	0.35
	e*	Other	6,915,638	3.83

			8,736,978	4.84

JUSTICE, PUBLIC ORDER AND SAFETY *			169,278	0.09

LEATHER AND LEATHER PRODUCTS *			458,658	0.25

LEGAL SERVICES *			200,755	0.11

METAL MINING e*			509,449	0.28

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			1,128,855	0.63

MISCELLANEOUS RETAIL e,v*			1,536,946	0.85

MOTION PICTURES e*			899,179	0.50

NONDEPOSITORY INSTITUTIONS e*			1,842,838	1.02

NONMETALLIC MINERALS, EXCEPT FUELS e			435,751	0.24

OIL AND GAS EXTRACTION
14,404	e	Noble Corp	632,336	0.35
11,619		Smith International, Inc	681,338	0.38
18,406	*	Southwestern Energy Co	562,119	0.31
	e*	Other	6,988,223	3.87

			8,864,016	4.91

PAPER AND ALLIED PRODUCTS
22,895	e	International Paper Co	599,391	0.33
	e*	Other	1,031,090	0.57

			1,630,481	0.90

PERSONAL SERVICES e			777,743	0.43

PETROLEUM AND COAL PRODUCTS
10,223		Murphy Oil Corp	655,703	0.36
	e*	Other	1,673,224	0.93

			2,328,927	1.29

PIPELINES, EXCEPT NATURAL GAS
33,736		Spectra Energy Corp	802,917	0.44

			802,917	0.44

PRIMARY METAL INDUSTRIES
7,486		Precision Castparts Corp	589,747	0.33
	e*	Other	1,037,864	0.57

			1,627,611	0.90

Shares		Company	Value	% of net assets

PRINTING AND PUBLISHING e*			$1,828,158	1.01%

RAILROAD TRANSPORTATION e*			220,913	0.12

REAL ESTATE e*			512,824	0.28

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			632,265	0.35

SECURITY AND COMMODITY BROKERS
14,080		T Rowe Price Group, Inc	756,237	0.42
	e*	Other	3,556,323	1.97

			4,312,560	2.39

SPECIAL TRADE CONTRACTORS e*			250,410	0.14

STONE, CLAY, AND GLASS PRODUCTS e*			616,153	0.34

TOBACCO PRODUCTS
9,367		Lorillard, Inc	666,462	0.37
		Other	528,860	0.29

			1,195,322	0.66

TRANSPORTATION BY AIR
39,151	d	Southwest Airlines Co	568,081	0.31
	e*	Other	535,631	0.30

			1,103,712	0.61

TRANSPORTATION EQUIPMENT
117,065	e*	Ford Motor Co	608,738	0.34
	e*	Other	2,279,538	1.26

			2,888,276	1.60

TRANSPORTATION SERVICES e*			1,054,666	0.58

TRUCKING AND WAREHOUSING e			388,336	0.21

WATER TRANSPORTATION e*			661,540	0.37

WHOLESALE TRADE-DURABLE GOODS e*			1,720,268	0.95

WHOLESALE TRADE-NONDURABLE GOODS e*			1,547,668	0.86

		TOTAL COMMON STOCKS (Cost $200,974,264)	178,646,941	98.93

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
53,598,430		State Street Navigator Securities
		Lending Prime Portfolio	53,598,430	29.68

		TOTAL SHORT-TERM INVESTMENTS (Cost $53,598,430)	53,598,430	29.68

		TOTAL PORTFOLIO (Cost $254,572,694)	232,245,371	128.61
		OTHER ASSETS & LIABILITIES, NET	(51,658,517)	(28.61)

		NET ASSETS	$180,586,854	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $17,412.

e	All or a portion of these securities are out on loan.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	101

SUMMARY PORTFOLIO OF INVESTMENTS

SMALL-CAP GROWTH INDEX FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-LIVESTOCK e			$93,658	0.07%

AGRICULTURAL SERVICES e*			102,934	0.07

AMUSEMENT AND RECREATION SERVICES
15,011	e*	Bally Technologies, Inc	454,533	0.33
13,619	e*	Marvel Entertainment, Inc	464,953	0.33
	e*	Other	943,472	0.67

			1,862,958	1.33

APPAREL AND ACCESSORY STORES
18,470	e*	Aeropostale, Inc	593,072	0.42
	e*	Other	1,456,465	1.04

			2,049,537	1.46

APPAREL AND OTHER TEXTILE PRODUCTS
12,567	e*	Warnaco Group, Inc	569,159	0.41
	e*	Other	532,473	0.38

			1,101,632	0.79

AUTO REPAIR, SERVICES AND PARKING e*			547,408	0.39

BUILDING MATERIALS AND GARDEN SUPPLIES e*			35,733	0.03

BUSINESS SERVICES
11,771	e*	Concur Technologies, Inc	450,358	0.32
30,299	*	Parametric Technology Corp	557,502	0.40
18,267	e*	Sybase, Inc	559,336	0.40
	e,v*	Other	18,234,786	12.98

			19,801,982	14.10

CHEMICALS AND ALLIED PRODUCTS
21,120	d,e*	Alexion Pharmaceuticals, Inc	830,016	0.59
19,357	e*	Immucor, Inc	618,650	0.44
15,869	e*	OSI Pharmaceuticals, Inc	782,183	0.56
15,254	e*	Onyx Pharmaceuticals, Inc	551,890	0.39
15,515	e*	Parexel International Corp	444,660	0.32
6,173	e*	United Therapeutics Corp	649,214	0.46
	e*	Other	12,258,712	8.73

			16,135,325	11.49

COAL MINING e*			453,729	0.32

COMMUNICATIONS e,v*			2,814,105	2.00

DEPOSITORY INSTITUTIONS e*			1,703,153	1.21

EATING AND DRINKING PLACES
89,219	e	Wendy’s/Arby’s Group, Inc (Class A)	469,292	0.33
	e*	Other	2,173,602	1.55

			2,642,894	1.88

EDUCATIONAL SERVICES e*			652,863	0.47

ELECTRIC, GAS, AND SANITARY SERVICES
13,490		ITC Holdings Corp	698,377	0.50
18,320	e*	Waste Connections, Inc	628,376	0.45
	e*	Other	1,363,716	0.97

			2,690,469	1.92

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
9,567	e	Acuity Brands, Inc	$399,518	0.28%
12,419	e*	Energy Conversion Devices, Inc	723,407	0.51
26,801	e*	GrafTech International Ltd	404,963	0.29
21,807	*	Microsemi Corp	555,642	0.40
22,237	e*	Polycom, Inc	514,342	0.37
	e, m*	Other	9,109,646	6.49

			11,707,518	8.34

ENGINEERING AND MANAGEMENT SERVICES
25,146	e*	Isis Pharmaceuticals, Inc	424,716	0.30
12,190	e*	Myriad Genetics, Inc	790,887	0.56
15,646	e*	Sequenom, Inc	416,497	0.30
7,925		Watson Wyatt & Co Holdings (Class A)	394,110	0.28
	e*	Other	5,328,143	3.80

			7,354,353	5.24

FABRICATED METAL PRODUCTS e*			1,349,620	0.96

FISHING, HUNTING, AND TRAPPING e*			11,319	0.01

FOOD AND KINDRED PRODUCTS e*			1,643,774	1.17

FOOD STORES e*			243,948	0.17

FURNITURE AND FIXTURES			559,237	0.40

FURNITURE AND HOME FURNISHINGS STORES e*			244,760	0.17

GENERAL BUILDING CONTRACTORS e*			497,438	0.35

GENERAL MERCHANDISE STORES e*			87,470	0.06

HEALTH SERVICES
15,402	*	Psychiatric Solutions, Inc	584,506	0.42
	e*	Other	2,441,737	1.74

			3,026,243	2.16

HEAVY CONSTRUCTION, EXCEPT BUILDING e*			260,470	0.19

HOLDING AND OTHER INVESTMENT OFFICES
44,829	e	iShares Russell 2000 Growth Index Fund	3,170,307	2.26
	e	Other	2,405,706	1.71

			5,576,013	3.97

HOTELS AND OTHER LODGING PLACES e*			388,737	0.28

INDUSTRIAL MACHINERY AND EQUIPMENT
10,331		Curtiss-Wright Corp	469,544	0.33
22,267	*	Micros Systems, Inc	593,638	0.42
9,374	e	Nordson Corp	460,357	0.33
12,841		Woodward Governor Co	452,902	0.32
	e*	Other	6,101,555	4.35

			8,077,996	5.75

102	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SMALL-CAP GROWTH INDEX FUND ▪ SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

INSTRUMENTS AND RELATED PRODUCTS
5,180	*	Bio-Rad Laboratories, Inc (Class A)	$513,442	0.37%
7,007	*	Haemonetics Corp	432,472	0.31
12,621	e*	Masimo Corp	469,501	0.33
9,724	e*	NuVasive, Inc	479,685	0.34
16,240		STERIS Corp	610,299	0.44
9,820	*	Teledyne Technologies, Inc	561,311	0.40
14,903	e*	Thoratec Corp	391,204	0.28
	e*	Other	9,553,543	6.80

			13,011,457	9.27

INSURANCE AGENTS, BROKERS AND SERVICE e			56,869	0.04

INSURANCE CARRIERS e*			700,808	0.50

JUSTICE, PUBLIC ORDER AND SAFETY e*			331,598	0.23

LEATHER AND LEATHER PRODUCTS e*			620,232	0.44

LEGAL SERVICES e*			96,920	0.07

LOCAL AND INTERURBAN PASSENGER TRANSIT e*			33,436	0.02

LUMBER AND WOOD PRODUCTS e*			295,346	0.21

METAL MINING e*			164,866	0.12

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			237,581	0.17

MISCELLANEOUS RETAIL e*			1,883,245	1.34

MOTION PICTURES e*			617,332	0.44

NONDEPOSITORY INSTITUTIONS e*			604,043	0.43

NONMETALLIC MINERALS, EXCEPT FUELS e*			384,176	0.27

OIL AND GAS EXTRACTION
10,401	*	Arena Resources, Inc	404,079	0.28
12,443	e*	Comstock Resources, Inc	622,772	0.44
15,167	*	Concho Resources, Inc	418,761	0.30
38,645	e*	EXCO Resources, Inc	630,686	0.45
11,355		Penn Virginia Corp	606,811	0.43
	e*	Other	5,002,986	3.57

			7,686,095	5.47

PAPER AND ALLIED PRODUCTS e*			357,253	0.26

PERSONAL SERVICES e*			538,727	0.38

PETROLEUM AND COAL PRODUCTS e*			325,046	0.23

PRIMARY METAL INDUSTRIES
8,053		Matthews International Corp (Class A)	408,609	0.29
	e*	Other	654,457	0.47

			1,063,066	0.76

PRINTING AND PUBLISHING
12,041	e*	VistaPrint Ltd	395,426	0.28
	e*	Other	403,695	0.29

			799,121	0.57

RAILROAD TRANSPORTATION e*			226,846	0.16

REAL ESTATE e*			194,473	0.14

Shares		Company	Value	% of net assets

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
16,990	e	Tupperware Corp	$469,434	0.33%
8,792	e	West Pharmaceutical Services, Inc	429,225	0.31
	e*	Other	703,076	0.50

			1,601,735	1.14

SECURITY AND COMMODITY BROKERS e*			1,542,441	1.10

SOCIAL SERVICES e*			39,176	0.03

SPECIAL TRADE CONTRACTORS e*			559,586	0.40

STONE, CLAY, AND GLASS PRODUCTS e*			579,274	0.41

TEXTILE MILL PRODUCTS e			40,134	0.03

TOBACCO PRODUCTS e			159,170	0.11

TRANSPORTATION BY AIR e*			558,836	0.40

TRANSPORTATION EQUIPMENT
11,520		Westinghouse Air Brake Technologies Corp	590,170	0.42
	e,v*	Other	2,473,315	1.76

			3,063,485	2.18

TRANSPORTATION SERVICES e*			680,049	0.48

TRUCKING AND WAREHOUSING e*			529,066	0.38

WATER TRANSPORTATION e*			1,485,065	1.06

WHOLESALE TRADE-DURABLE GOODS
10,286	e	Owens & Minor, Inc	498,871	0.35
14,050	e*	Solera Holdings, Inc	403,516	0.29
	e*	Other	2,148,861	1.53

			3,051,248	2.17

WHOLESALE TRADE-NONDURABLE GOODS e*			1,606,562	1.14

		TOTAL COMMON STOCKS
		(Cost $145,421,088)	139,441,639	99.30

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
41,435,931		State Street Navigator Securities
		Lending Prime Portfolio	41,435,931	29.51

			41,435,931	29.51

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $41,435,931)	41,435,931	29.51

		TOTAL PORTFOLIO
		(Cost $186,857,019)	180,877,570	128.81
		OTHER ASSETS & LIABILITIES, NET	(40,459,331)	(28.81)

		NET ASSETS	$140,418,239	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $25,545.

e	All or a portion of these securities are out on loan.

m	Indicates a security that has been deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	103

SUMMARY PORTFOLIO OF INVESTMENTS

SMALL-CAP VALUE INDEX FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS e*			$267,493	0.15%

AGRICULTURAL PRODUCTION-LIVESTOCK e			182,100	0.10

AMUSEMENT AND RECREATION SERVICES e,v*			828,507	0.46

APPAREL AND ACCESSORY STORES e*			3,383,891	1.86

APPAREL AND OTHER TEXTILE PRODUCTS e*			592,035	0.33

AUTO REPAIR, SERVICES AND PARKING e*			317,976	0.17

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			432,152	0.24

BUILDING MATERIALS AND GARDEN SUPPLIES e*			32,903	0.02

BUSINESS SERVICES
16,410		Brady Corp (Class A)	578,945	0.32
28,259	*	Perot Systems Corp (Class A)	490,294	0.27
21,807	e*	Rent-A-Center, Inc	485,860	0.27
60,959	*	TIBCO Software, Inc	446,220	0.25
	e,v*	Other	9,395,281	5.17

			11,396,600	6.28

CHEMICALS AND ALLIED PRODUCTS
24,242	e	Olin Corp	470,295	0.26
	e*	Other	5,898,554	3.25

			6,368,849	3.51

COAL MINING e*			10,133	0.01

COMMUNICATIONS
8,863	e*	Anixter International, Inc	527,437	0.29
34,423	*	Foundry Networks, Inc	626,843	0.35
	e,v*	Other	2,873,694	1.58

			4,027,974	2.22

DEPOSITORY INSTITUTIONS
66,344	e	Colonial Bancgroup, Inc	521,464	0.29
35,851	e	First Niagara Financial Group, Inc	564,653	0.31
26,420		FirstMerit Corp	554,820	0.31
28,508	e	FNB Corp	455,558	0.25
16,729		International Bancshares Corp	451,683	0.25
35,507		NewAlliance Bancshares, Inc	533,670	0.29
28,183	e	Susquehanna Bancshares, Inc	550,132	0.30
7,760	e*	SVB Financial Group	449,459	0.25
10,135	e	UMB Financial Corp	532,290	0.29
	e,v	Other	22,602,728	12.45

			27,216,457	14.99

EATING AND DRINKING PLACES e*			1,319,857	0.73

EDUCATIONAL SERVICES e*			82,212	0.04

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES
19,671		Cleco Corp	$496,693	0.27%
13,939	e	New Jersey Resources Corp	500,271	0.28
14,745	e	Nicor, Inc	653,941	0.36
8,681		Northwest Natural Gas Co	451,412	0.25
24,261		Piedmont Natural Gas Co, Inc	775,382	0.43
20,173		Portland General Electric Co	477,293	0.26
34,273	d,e	Westar Energy, Inc	789,650	0.43
15,949		WGL Holdings, Inc	517,545	0.28
	e*	Other	6,912,686	3.81

			11,574,873	6.37

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
12,430	*	Moog, Inc (Class A)	532,998	0.29
10,520	e	Regal-Beloit Corp	447,310	0.25
	e,v*	Other	9,612,987	5.29

			10,593,295	5.83

ENGINEERING AND MANAGEMENT SERVICES e*			1,397,931	0.77

FABRICATED METAL PRODUCTS e*			2,092,537	1.15

FOOD AND KINDRED PRODUCTS
16,611	e*	Ralcorp Holdings, Inc	1,119,748	0.61
	e*	Other	1,937,452	1.07

			3,057,200	1.68

FOOD STORES e*			1,063,562	0.59

FURNITURE AND FIXTURES e			1,428,391	0.79

FURNITURE AND HOME FURNISHINGS STORES e,v*			283,502	0.16

GENERAL BUILDING CONTRACTORS e*			1,658,053	0.91

GENERAL MERCHANDISE STORES
16,603		Casey’s General Stores, Inc	500,913	0.28
	e*	Other	620,899	0.34

			1,121,812	0.62

HEALTH SERVICES
28,740	*	Healthsouth Corp	529,678	0.29
13,542	e*	Magellan Health Services, Inc	556,035	0.30
	e*	Other	1,756,435	0.97

			2,842,148	1.56

HEAVY CONSTRUCTION, EXCEPT BUILDING e*			606,591	0.33

HOLDING AND OTHER INVESTMENT OFFICES
13,942		American Campus Communities, Inc	472,355	0.26
46,788	e	Apollo Investment Corp	797,735	0.44
23,297		BioMed Realty Trust, Inc	616,206	0.34
12,704	e	Corporate Office Properties Trust	512,606	0.28
10,149		Entertainment Properties Trust	555,353	0.30
19,306	e	Healthcare Realty Trust, Inc	562,770	0.31
19,718		Highwoods Properties, Inc	701,172	0.39
25,024	e	iShares Russell 2000 Value Index Fund	1,682,614	0.93
24,037		National Retail Properties, Inc	575,686	0.32
23,675		Omega Healthcare Investors, Inc	465,451	0.26
33,102	e	Realty Income Corp	847,411	0.47
37,414		Senior Housing Properties Trust	891,576	0.49
	e*	Other	12,975,555	7.14

			21,656,490	11.93

104	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SMALL-CAP VALUE INDEX FUND ▪ SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

HOTELS AND OTHER LODGING PLACES e*			$858,683	0.47%

INDUSTRIAL MACHINERY AND EQUIPMENT e,v*			5,455,834	3.00

INSTRUMENTS AND RELATED PRODUCTS e*			4,505,238	2.48

INSURANCE AGENTS, BROKERS AND SERVICE
11,889	e	Hilb Rogal & Hobbs Co	555,692	0.31
	e*	Other	423,644	0.23

			979,336	0.54

INSURANCE CARRIERS
28,157		Aspen Insurance Holdings Ltd	774,318	0.43
16,388	e	IPC Holdings Ltd	495,081	0.27
30,513	e	Montpelier Re Holdings Ltd	503,770	0.28
15,989	e	Platinum Underwriters Holdings Ltd	567,290	0.31
10,476	e*	ProAssurance Corp	586,656	0.32
21,049		Validus Holdings Ltd	489,389	0.27
	e*	Other	9,794,352	5.39

			13,210,856	7.27

LEATHER AND LEATHER PRODUCTS e*			761,391	0.42

LOCAL AND INTERURBAN PASSENGER TRANSIT e*			51,692	0.03

LUMBER AND WOOD PRODUCTS e*			668,680	0.37

METAL MINING e*			1,223,929	0.67

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			908,351	0.50

MISCELLANEOUS RETAIL e*			1,535,416	0.84

MOTION PICTURES e*			938,864	0.52

NONDEPOSITORY INSTITUTIONS e*			1,954,800	1.08

NONMETALLIC MINERALS, EXCEPT FUELS e*			454,642	0.25

OIL AND GAS EXTRACTION e,m,v*			4,461,122	2.46

PAPER AND ALLIED PRODUCTS e*			1,096,136	0.60

PERSONAL SERVICES e*			1,052,315	0.58

PETROLEUM AND COAL PRODUCTS e*			481,338	0.26

PRIMARY METAL INDUSTRIES e*			1,995,317	1.10

PRINTING AND PUBLISHING e,v*			1,856,457	1.02

RAILROAD TRANSPORTATION e*			99,466	0.05

REAL ESTATE e*			563,764	0.31

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			683,539	0.38

SECURITY AND COMMODITY BROKERS e*			2,292,501	1.26

SOCIAL SERVICES e*			204,674	0.11

SPECIAL TRADE CONTRACTORS e*			1,128,047	0.62

STONE, CLAY, AND GLASS PRODUCTS e*			137,097	0.08

TEXTILE MILL PRODUCTS e			113,497	0.06

TOBACCO PRODUCTS e			411,472	0.23

Shares		Company	Value	% of net assets

TRANSPORTATION BY AIR e*			$1,961,705	1.08%

TRANSPORTATION EQUIPMENT e*			3,661,174	2.02

TRANSPORTATION SERVICES e*			604,193	0.33

TRUCKING AND WAREHOUSING e*			1,286,894	0.71

WATER TRANSPORTATION e*			849,647	0.47

WHOLESALE TRADE-DURABLE GOODS
26,828		IKON Office Solutions, Inc	456,344	0.25
	e*	Other	1,361,098	0.75

			1,817,442	1.00

WHOLESALE TRADE-NONDURABLE GOODS e*			3,152,543	1.74

		TOTAL COMMON STOCKS
		(Cost $202,597,211)	179,253,576	98.71

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
52,780,494		State Street Navigator Securities
		Lending Prime Portfolio	52,780,494	29.07

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $52,780,494)	52,780,494	29.07

		TOTAL PORTFOLIO
		(Cost $255,377,705)	232,034,070	127.78
		OTHER ASSETS & LIABILITIES, NET	(50,443,514)	(27.78)

		NET ASSETS	$181,590,556	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $108,288.

e	All or a portion of these securities are out on loan.

m	Security deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	105

SUMMARY PORTFOLIO OF INVESTMENTS

SMALL-CAP BLEND INDEX FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS e*			$156,300	0.07%

AGRICULTURAL PRODUCTION-LIVESTOCK e			180,117	0.08

AGRICULTURAL SERVICES e*			87,801	0.04

AMUSEMENT AND RECREATION SERVICES e,v*			1,844,654	0.85

APPAREL AND ACCESSORY STORES
13,444	e*	Aeropostale, Inc	431,687	0.20
	e*	Other	3,142,337	1.45

			3,574,024	1.65

APPAREL AND OTHER TEXTILE PRODUCTS
9,146	*	Warnaco Group, Inc	414,222	0.19
	e*	Other	752,617	0.35

			1,166,839	0.54

AUTO REPAIR, SERVICES AND PARKING e*			582,090	0.27

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			258,391	0.12

BUILDING MATERIALS AND GARDEN SUPPLIES e*			40,400	0.02

BUSINESS SERVICES
23,157	*	Parametric Technology Corp	426,089	0.20
15,938	*	Sybase, Inc	488,022	0.22
	e,v*	Other	20,593,055	9.51

			21,507,166	9.93

CHEMICALS AND ALLIED PRODUCTS
15,450	*	Alexion Pharmaceuticals, Inc	607,185	0.28
22,745		Hercules, Inc	450,124	0.21
14,081	*	Immucor, Inc	450,029	0.21
11,174	e*	Onyx Pharmaceuticals, Inc	404,275	0.18
11,497	*	OSI Pharmaceuticals, Inc	566,687	0.26
4,523	e*	United Therapeutics Corp	475,684	0.22
	e*	Other	12,754,365	5.89

			15,708,349	7.25

COAL MINING e*			328,526	0.15

COMMUNICATIONS
29,333	*	Foundry Networks, Inc	534,154	0.25
	e,v*	Other	3,983,770	1.84

			4,517,924	2.09

DEPOSITORY INSTITUTIONS e,v*			17,873,581	8.25

EATING AND DRINKING PLACES
78,796	e	Wendy’s/Arby’s Group, Inc (Class A)	414,467	0.19
	e*	Other	2,366,381	1.09

			2,780,848	1.28

EDUCATIONAL SERVICES e*			514,226	0.24

ELECTRIC, GAS, AND SANITARY SERVICES
9,937		ITC Holdings Corp	514,438	0.24
8,994	e	Nicor, Inc	398,884	0.19
14,759		Piedmont Natural Gas Co, Inc	471,698	0.22
13,350	*	Waste Connections, Inc	457,905	0.21
21,034	d	Westar Energy, Inc	484,623	0.22
	b,e,m,v*	Other	6,677,531	3.08

			9,005,079	4.16

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
9,057	e*	Energy Conversion Devices, Inc	$527,570	0.24%
23,999	*	GrafTech International Ltd	362,625	0.17
15,807	e*	Microsemi Corp	402,762	0.19
8,568	*	Moog, Inc (Class A)	367,396	0.17
17,602	*	Polycom, Inc	407,134	0.19
	e,m,v*	Other	12,960,222	5.98

			15,027,709	6.94

ENGINEERING AND MANAGEMENT SERVICES
8,977	e*	Myriad Genetics, Inc	582,428	0.27
8,574		Watson Wyatt & Co Holdings (Class A)	426,385	0.20
	e*	Other	5,212,304	2.40

			6,221,117	2.87

FABRICATED METAL PRODUCTS e*			2,256,562	1.04

FISHING, HUNTING, AND TRAPPING e*			9,877	0.00	**

FOOD AND KINDRED PRODUCTS
15,540		Flowers Foods, Inc	456,254	0.21
11,284	*	Ralcorp Holdings, Inc	760,654	0.35
	e*	Other	1,860,081	0.86

			3,076,989	1.42

FOOD STORES e*			825,095	0.38

FURNITURE AND FIXTURES e			1,284,546	0.59

FURNITURE AND HOME FURNISHINGS STORES e,v*			364,846	0.17

GENERAL BUILDING CONTRACTORS e*			1,361,846	0.63

GENERAL MERCHANDISE STORES e*			730,859	0.34

HEALTH SERVICES
11,140	e*	Psychiatric Solutions, Inc	422,763	0.20
	e*	Other	3,529,832	1.63

			3,952,595	1.83

HEAVY CONSTRUCTION, EXCEPT BUILDING e*			554,849	0.26

HOLDING AND OTHER INVESTMENT OFFICES
28,596	e	Apollo Investment Corp	487,562	0.23
14,416		BioMed Realty Trust, Inc	381,303	0.18
12,741		Highwoods Properties, Inc	453,070	0.21
6,437		Home Properties, Inc	373,024	0.17
72,022	e	iShares Russell 2000 Index Fund	4,925,585	2.27
7,921		Potlatch Corp	367,455	0.17
20,370	e	Realty Income Corp	521,472	0.24
23,019		Senior Housing Properties Trust	548,543	0.25
9,933		Washington Real Estate Investment Trust	363,846	0.17
	e*	Other	10,478,121	4.84

			18,899,981	8.73

HOTELS AND OTHER LODGING PLACES e*			817,392	0.38

INDUSTRIAL MACHINERY AND EQUIPMENT
8,993		Curtiss-Wright Corp	408,732	0.19
16,379	*	Micros Systems, Inc	436,664	0.20
11,799	e	Woodward Governor Co	416,151	0.19
	e,v*	Other	7,999,523	3.70

			9,261,070	4.28

106	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SMALL-CAP BLEND INDEX FUND ▪ SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

INSTRUMENTS AND RELATED PRODUCTS
3,799	*	Bio-Rad Laboratories, Inc (Class A)	$376,557	0.17%
11,768		STERIS Corp	442,241	0.21
7,127	*	Teledyne Technologies, Inc	407,379	0.19
	e*	Other	11,044,762	5.10

			12,270,939	5.67

INSURANCE AGENTS, BROKERS AND SERVICE e*			630,391	0.29

INSURANCE CARRIERS
17,166		Aspen Insurance Holdings Ltd	472,065	0.22
	e*	Other	8,115,598	3.75

			8,587,663	3.97

JUSTICE, PUBLIC ORDER AND SAFETY *			237,141	0.11

LEATHER AND LEATHER PRODUCTS e*			920,035	0.42

LEGAL SERVICES e*			66,635	0.03

LOCAL AND INTERURBAN PASSENGER TRANSIT e*			53,993	0.02

LUMBER AND WOOD PRODUCTS e*			611,825	0.28

METAL MINING e*			879,596	0.41

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			741,145	0.34

MISCELLANEOUS RETAIL
6,253		Longs Drug Stores Corp	472,977	0.22
	e*	Other	1,860,392	0.86

			2,333,369	1.08

MOTION PICTURES e*			1,042,969	0.48

NONDEPOSITORY INSTITUTIONS e*			1,651,502	0.76

NONMETALLIC MINERALS, EXCEPT FUELS e*			574,487	0.27

OIL AND GAS EXTRACTION
9,159	*	Comstock Resources, Inc	458,408	0.21
30,019	*	EXCO Resources, Inc	489,910	0.23
8,356		Penn Virginia Corp	446,545	0.20
	e,m,v*	Other	6,928,258	3.20

			8,323,121	3.84

PAPER AND ALLIED PRODUCTS e*			922,782	0.43

PERSONAL SERVICES e*			1,060,154	0.49

PETROLEUM AND COAL PRODUCTS e*			537,425	0.25

PRIMARY METAL INDUSTRIES e*			2,014,144	0.93

PRINTING AND PUBLISHING e,v*			1,719,753	0.79

RAILROAD TRANSPORTATION *			231,198	0.11

REAL ESTATE e*			474,282	0.22

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			1,559,999	0.72

SECURITY AND COMMODITY BROKERS e*			2,554,109	1.18

SOCIAL SERVICES e*			144,308	0.07

SPECIAL TRADE CONTRACTORS e*			1,123,899	0.52

Shares		Company	Value	% of net assets

STONE, CLAY, AND GLASS PRODUCTS e*			$508,122	0.23%

TEXTILE MILL PRODUCTS e			95,310	0.04

TOBACCO PRODUCTS e			377,939	0.17

TRANSPORTATION BY AIR e*			1,598,054	0.74

TRANSPORTATION EQUIPMENT
10,150		Clarcor, Inc	385,192	0.18
9,735		Westinghouse Air Brake Technologies Corp	498,724	0.23
	e,v*	Other	3,606,735	1.66

			4,490,651	2.07

TRANSPORTATION SERVICES e*			874,220	0.40

TRUCKING AND WAREHOUSING e*			1,167,991	0.54

WATER TRANSPORTATION e*			1,597,818	0.74

WHOLESALE TRADE-DURABLE GOODS
8,400		Owens & Minor, Inc	407,400	0.19
	e*	Other	2,922,216	1.35

			3,329,616	1.54

WHOLESALE TRADE-NONDURABLE GOODS e*			3,105,346	1.43

		TOTAL COMMON STOCKS
		(Cost $240,725,332)	213,183,579	98.43

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
59,212,829		State Street Navigator Securities
		Lending Prime Portfolio	59,212,829	27.34

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $59,212,829)	59,212,829	27.34

		TOTAL PORTFOLIO
		(Cost $299,938,161)	272,396,408	125.77
		OTHER ASSETS & LIABILITIES, NET	(55,804,194)	(25.77)

		NET ASSETS	$216,592,214	100.00%

*	Non-income producing

**	Percentage represents less than 0.01%.

b	In bankruptcy

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $158,976.

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	107

SUMMARY PORTFOLIO OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

ADMINISTRATION OF ECONOMIC PROGRAMS			$161,363	0.02%

AGRICULTURAL SERVICES			560,007	0.07

AMUSEMENT AND RECREATION SERVICES e			5,581,671	0.68

APPAREL AND ACCESSORY STORES e			3,157,383	0.38

APPAREL AND OTHER TEXTILE PRODUCTS e			1,481,363	0.18

AUTO REPAIR, SERVICES AND PARKING e			605,414	0.07

AUTOMOTIVE DEALERS AND SERVICE STATIONS e			908,610	0.11

BUILDING MATERIALS AND GARDEN SUPPLIES			467,082	0.06

BUSINESS SERVICES
72,071		SAP AG.	3,838,424	0.46
	e	Other	13,361,943	1.62

			17,200,367	2.08

CHEMICALS AND ALLIED PRODUCTS
120,294		AstraZeneca plc	5,264,003	0.64
77,280		BASF AG.	3,684,438	0.45
450,726		GlaxoSmithKline plc	9,763,939	1.18
195,480		Novartis AG.	10,291,931	1.24
58,001		Roche Holding AG.	9,079,581	1.10
86,838	e	Sanofi-Aventis	5,709,208	0.69
	e*	Other	39,157,214	4.74

			82,950,314	10.04

COMMUNICATIONS
233,746		Deutsche Telekom AG.	3,549,953	0.43
151,270	e	France Telecom S.A.	4,243,064	0.51
354,277		Telefonica S.A.	8,423,842	1.02
4,382,662		Vodafone Group plc	9,678,802	1.17
	e*	Other	26,144,280	3.17

			52,039,941	6.30

DEPOSITORY INSTITUTIONS
295,569		Banco Bilbao Vizcaya Argentaria S.A.	4,779,565	0.58
515,922		Banco Santander Central Hispano S.A.	7,735,899	0.94
675,958		Barclays plc	4,016,163	0.49
66,964	e	BNP Paribas	6,392,217	0.77
109,211	e	Commonwealth Bank of Australia	3,848,993	0.47
985,936		HSBC Holdings plc	15,950,732	1.93
848,700		Mitsubishi UFJ Financial Group, Inc	7,400,876	0.89
1,372,201		Royal Bank of Scotland Group plc	4,426,604	0.53
243,947	*	UBS A.G.	4,169,647	0.50
941,282		UniCredito Italiano S.p.A	3,519,777	0.43
	e*	Other	70,653,779	8.55

			132,894,252	16.08

EATING AND DRINKING PLACES e			2,038,446	0.25

EDUCATIONAL SERVICES			245,066	0.03

ELECTRIC, GAS, AND SANITARY SERVICES
155,931		E.ON AG.	7,849,080	0.95
89,761		Gaz de France	4,669,933	0.57
	e*	Other	41,181,546	4.98

			53,700,559	6.50

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
314,285		Nokia Oyj	$5,861,866	0.71%
	e*	Other	29,954,283	3.62

			35,816,149	4.33

ENGINEERING AND MANAGEMENT SERVICES e			2,664,970	0.32

FABRICATED METAL PRODUCTS e			2,056,881	0.25

FOOD AND KINDRED PRODUCTS
210,391		Diageo plc	3,589,158	0.44
323,019		Nestle S.A.	13,960,075	1.69
	e*	Other	18,777,175	2.27

			36,326,408	4.40

FOOD STORES
649,940		Tesco plc	4,520,323	0.55
	e	Other	10,579,776	1.28

			15,100,099	1.83

FURNITURE AND FIXTURES e			248,092	0.03

FURNITURE AND HOME FURNISHINGS STORES e			845,969	0.10

GENERAL BUILDING CONTRACTORS e			6,507,948	0.79

GENERAL MERCHANDISE STORES e			4,157,559	0.50

HEALTH SERVICES e			2,011,616	0.24

HEAVY CONSTRUCTION, EXCEPT BUILDING e			3,060,272	0.37

HOLDING AND OTHER INVESTMENT OFFICES
75,260	e	iShares MSCI EAFE Index Fund	4,237,138	0.51
	e*	Other	8,708,648	1.06

			12,945,786	1.57

HOTELS AND OTHER LODGING PLACES e			1,944,177	0.23

INDUSTRIAL MACHINERY AND EQUIPMENT e,v*			25,166,110	3.05

INSTRUMENTS AND RELATED PRODUCTS e*			8,184,194	0.99

INSURANCE AGENTS, BROKERS AND SERVICE e			2,691,933	0.33

INSURANCE CARRIERS
37,044		Allianz AG.	5,078,667	0.61
126,973	e	AXA S.A.	4,156,381	0.50
	e*	Other	29,066,038	3.52

			38,301,086	4.63

LEATHER AND LEATHER PRODUCTS e			2,839,529	0.34

LOCAL AND INTERURBAN PASSENGER TRANSIT e			761,798	0.09

METAL MINING
109,319		Anglo American plc	3,692,759	0.45
277,306		BHP Billiton Ltd	7,174,076	0.87
182,322		BHP Billiton plc	4,130,358	0.50
82,349		Rio Tinto plc	5,168,165	0.62
	e	Other	6,834,980	0.83

			27,000,338	3.27

MISCELLANEOUS MANUFACTURING INDUSTRIES e			885,244	0.11

MISCELLANEOUS RETAIL			5,641,834	0.68

MOTION PICTURES e			190,438	0.02

108	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

INTERNATIONAL EQUITY INDEX FUND ▪ SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

NONDEPOSITORY INSTITUTIONS e			$3,436,221	0.42%

OIL AND GAS EXTRACTION
276,615		BG Group plc	5,016,704	0.61
	e*	Other	7,626,234	0.92

			12,642,938	1.53

PAPER AND ALLIED PRODUCTS e			3,023,694	0.37

PERSONAL SERVICES			186,941	0.02

PETROLEUM AND COAL PRODUCTS
1,554,683		BP plc	12,947,858	1.57
215,400		ENI S.p.A.	5,709,406	0.69
292,517		Royal Dutch Shell plc (A Shares)	8,448,015	1.02
225,835		Royal Dutch Shell plc (B Shares)	6,344,344	0.77
178,338	e	Total S.A.	10,834,017	1.31
	e	Other	5,465,003	0.66

			49,748,643	6.02

PRIMARY METAL INDUSTRIES
71,756		Arcelor	3,634,944	0.44
	e	Other	9,194,970	1.11

			12,829,914	1.55

PRINTING AND PUBLISHING e			6,538,054	0.79

RAILROAD TRANSPORTATION e			5,793,983	0.70

REAL ESTATE e*			17,882,478	2.16

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
62,829		Bayer AG.	4,601,415	0.56
	e	Other	2,393,279	0.29

			6,994,694	0.85

SECURITY AND COMMODITY BROKERS
86,825		Credit Suisse Group	4,054,897	0.49
	e	Other	8,867,848	1.07

			12,922,745	1.56

SPECIAL TRADE CONTRACTORS			95,265	0.01

STONE, CLAY, AND GLASS PRODUCTS e			7,729,356	0.94

TEXTILE MILL PRODUCTS e			222,359	0.03

TOBACCO PRODUCTS
124,002		British American Tobacco plc	4,048,327	0.49
		Other	4,477,332	0.54

			8,525,659	1.03

TRANSPORTATION BY AIR e*			6,088,475	0.74

TRANSPORTATION EQUIPMENT
71,989		DaimlerChrysler AG.	3,574,465	0.43
136,100	e	Honda Motor Co Ltd	4,128,288	0.50
71,695		Siemens AG.	6,687,494	0.81
226,600	e	Toyota Motor Corp	9,687,710	1.17
12,032	e	Volkswagen AG.	4,714,695	0.57
	e*	Other	15,089,104	1.83

			43,881,756	5.31

TRANSPORTATION SERVICES e*			750,884	0.09

Shares		Company	Value	% of net assets

TRUCKING AND WAREHOUSING e			$3,540,070	0.43%

WATER TRANSPORTATION e			4,168,002	0.50

WHOLESALE TRADE-DURABLE GOODS e*			13,980,649	1.69

WHOLESALE TRADE-NONDURABLE GOODS
134,024	e	Unilever NV	3,772,627	0.46
	e	Other	3,972,514	0.48

			7,745,141	0.94

		TOTAL COMMON STOCKS
		(Cost $948,472,678)	818,068,189	99.00

PREFERRED STOCKS

CHEMICALS AND ALLIED PRODUCTS			538,569	0.06

COMMUNICATIONS e			45,667	0.01

ELECTRIC, GAS, AND SANITARY SERVICES			231,920	0.03

HOLDING AND OTHER INVESTMENT OFFICES *			60,323	0.01

INDUSTRIAL MACHINERY AND EQUIPMENT			254,577	0.03

INSTRUMENTS AND RELATED PRODUCTS			487,602	0.06

INSURANCE AGENTS, BROKERS AND SERVICE			123,626	0.01

TRANSPORTATION EQUIPMENT			2,004,699	0.24

		TOTAL PREFERRED STOCKS
		(Cost $4,803,996)	3,746,983	0.45

RIGHTS

PRIMARY METAL INDUSTRIES m,v			75	0.00 **

		TOTAL RIGHTS
		(Cost $0)	75	0.00 **

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
185,835,083		State Street Navigator Securities
		Lending Prime Portfolio	185,835,083	22.49

			185,835,083	22.49

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $185,835,083)	185,835,083	22.49

		TOTAL PORTFOLIO
		(Cost $1,139,111,757)	1,007,650,330	121.94
		OTHER ASSETS & LIABILITIES, NET	(181,316,748)	(21.94)

		NET ASSETS	$826,333,582	100.00%

The following abbreviation is used in portfolio descriptions:

plc - Public Limited Company

*	Non-income producing.

**	Percentage less than 0.01%.

e	All or a portion of these securities are out on loan.

m	Indicates a security that has been deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	109

SUMMARY OF MARKET VALUES BY COUNTRY

INTERNATIONAL EQUITY INDEX FUND  ▪  SEPTEMBER 30, 2008

Country	Value	% of total portfolio

DOMESTIC

UNITED STATES OF AMERICA	$190,072,221	18.86%

TOTAL DOMESTIC	190,072,221	18.86

FOREIGN

AUSTRALIA	52,600,046	5.22
AUSTRIA	3,934,040	0.39
BELGIUM	7,375,576	0.73
CHINA	205,188	0.02
DENMARK	7,936,276	0.79
FINLAND	11,550,055	1.15
FRANCE	88,577,084	8.79
GERMANY	74,213,896	7.37
GREECE	5,378,423	0.53
HONG KONG	16,830,299	1.67
IRELAND	3,354,757	0.33
ITALY	30,351,389	3.01
JAPAN	182,556,912	18.12
LUXEMBORG	920,510	0.09
NETHERLANDS	21,305,975	2.12
NEW ZEALAND	776,541	0.08
NORWAY	7,091,036	0.70
PORTUGAL	2,474,936	0.25
SINGAPORE	9,297,389	0.92
SPAIN	34,604,420	3.43
SWEDEN	17,166,163	1.70
SWITZERLAND	63,902,283	6.34
UNITED KINGDOM	175,174,915	17.39

TOTAL FOREIGN	817,578,109	81.14

TOTAL PORTFOLIO	$1,007,650,330	100.00%

110	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

ENHANCED INTERNATIONAL EQUITY INDEX FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$1,095,998	0.66%

APPAREL AND ACCESSORY STORES			285,392	0.17

APPAREL AND OTHER TEXTILE PRODUCTS			107,297	0.06

AUTO REPAIR, SERVICES AND PARKING			794,095	0.48

BUSINESS SERVICES			3,251,564	1.95

CHEMICALS AND ALLIED PRODUCTS
27,443		BASF AG.	1,308,385	0.79
112,226		GlaxoSmithKline plc	2,431,118	1.46
52,930		Novartis AG.	2,786,739	1.67
7,183		Roche Holding AG.	1,124,440	0.68
24,626		Sanofi-Aventis	1,619,048	0.97
4,787		Syngenta AG.	1,009,501	0.61
	*	Other	7,319,246	4.39

			17,598,477	10.57

COMMUNICATIONS
82,935		Deutsche Telekom AG.	1,259,552	0.76
54,281		France Telecom S.A.	1,522,560	0.91
71,965		Telefonica S.A.	1,711,152	1.03
40,678		Vivendi Universal S.A.	1,275,284	0.77
104,943		Vodafone Group plc (ADR)	2,319,240	1.39
	*	Other	2,934,363	1.76

			11,022,151	6.62

DEPOSITORY INSTITUTIONS
150,310		Banco Santander Central Hispano S.A.	2,253,795	1.35
155,631		HSBC Holdings plc	2,517,838	1.51
57,194		ING Groep NV	1,226,111	0.74
205,792		Lloyds TSB Group plc	826,933	0.50
124,200		Mitsubishi UFJ Financial Group, Inc	1,083,054	0.65
89,800		Nordea Bank AB	1,072,117	0.64
180		Sumitomo Mitsui Financial Group, Inc	1,128,538	0.68
87,438	*	UBS A.G.	1,494,528	0.90
320,123		UniCredito Italiano S.p.A	1,197,050	0.72
47,113		Westpac Banking Corp	835,057	0.50
		Other	12,413,411	7.46

			26,048,432	15.65

EATING AND DRINKING PLACES			480,413	0.29

ELECTRIC, GAS, AND SANITARY SERVICES
144,360		Centrica plc	812,278	0.49
45,065		E.ON AG.	2,268,432	1.36
123,012		Enel S.p.A.	1,026,865	0.62
32,023		Gaz de France	1,666,038	1.00
		Other	5,177,329	3.11

			10,950,942	6.58

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT *
62,188		ABB Ltd	1,205,105	0.72
54,000		Matsushita Electric Industrial Co Ltd	930,933	0.56
84,802		Nokia Oyj	1,581,678	0.95
		Other	3,399,298	2.05

			7,117,014	4.28

Shares	Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES		$1,460,472	0.88%

FABRICATED METAL PRODUCTS		798,130	0.48

FOOD AND KINDRED PRODUCTS
14,550	InBev NV	865,647	0.52
48,422	Nestle S.A.	2,092,678	1.26
	Other	4,645,377	2.79

		7,603,702	4.57

FOOD STORES
193,492	WM Morrison Supermarkets plc	899,815	0.54
	Other	2,644,275	1.59

		3,544,090	2.13

FURNITURE AND HOME FURNISHINGS STORES		222,055	0.13

GENERAL BUILDING CONTRACTORS		1,097,367	0.66

GENERAL MERCHANDISE STORES		234,567	0.14

HEALTH SERVICES		113,395	0.07

HEAVY CONSTRUCTION, EXCEPT BUILDING		394,984	0.24

HOLDING AND OTHER INVESTMENT OFFICES		1,841,668	1.11

HOTELS AND OTHER LODGING PLACES		21,224	0.01

INDUSTRIAL MACHINERY AND EQUIPMENT *		3,630,669	2.18

INSTRUMENTS AND RELATED PRODUCTS		1,674,793	1.01

INSURANCE AGENTS, BROKERS AND SERVICE
24,300	Millea Holdings, Inc	892,145	0.54
	Other	1,154,123	0.69

		2,046,268	1.23

INSURANCE CARRIERS
8,067	Muenchener Rueckver AG.	1,216,866	0.73
	Other	5,527,472	3.32

		6,744,338	4.05

LEATHER AND LEATHER PRODUCTS		412,400	0.25

METAL MINING
38,647	Anglo American plc	1,305,483	0.78
64,453	BHP Billiton Ltd	1,667,438	1.00
40,468	BHP Billiton plc	916,770	0.55
	Other	2,029,590	1.23

		5,919,281	3.56

MISCELLANEOUS MANUFACTURING INDUSTRIES
2,400	Nintendo Co Ltd	1,018,017	0.61
	Other	602,623	0.36

		1,620,640	0.97

MISCELLANEOUS RETAIL		636,762	0.38

NONDEPOSITORY INSTITUTIONS
10,964	Siemens AG.	1,022,689	0.61
	Other	1,432,841	0.87

		2,455,530	1.48

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	111

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

ENHANCED INTERNATIONAL EQUITY INDEX FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

OIL AND GAS EXTRACTION
65,666		BG Group plc	$1,190,922	0.72%
	*	Other	1,064,227	0.63

			2,255,149	1.35

PAPER AND ALLIED PRODUCTS *			192,796	0.12

PETROLEUM AND COAL PRODUCTS
40,400		BP plc (ADR)	2,026,867	1.22
58,778		ENI S.p.A.	1,557,973	0.94
58,733		Royal Dutch Shell plc (A Shares)	1,696,234	1.02
68,887		Royal Dutch Shell plc (B Shares)	1,935,231	1.16
34,697		Total S.A.	2,107,839	1.27
		Other	1,213,099	0.72

			10,537,243	6.33

PRIMARY METAL INDUSTRIES			3,294,055	1.98

PRINTING AND PUBLISHING			542,573	0.33

RAILROAD TRANSPORTATION			1,390,346	0.83

REAL ESTATE			3,546,848	2.13

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
16,153		Bayer AG.	1,182,999	0.71
		Other	92,826	0.06

			1,275,825	0.77

SECURITY AND COMMODITY BROKERS			1,194,918	0.72

SPECIAL TRADE CONTRACTORS			123,844	0.07

STONE, CLAY, AND GLASS PRODUCTS			579,515	0.35

TOBACCO PRODUCTS
46,460		British American Tobacco plc	1,516,792	0.91
		Other	568,920	0.34

			2,085,712	1.25

TRANSPORTATION BY AIR			336,584	0.20

TRANSPORTATION EQUIPMENT *
111,773		BAE Systems plc	823,982	0.50
28,900		Honda Motor Co Ltd	876,617	0.53
12,692		Renault S.A.	808,853	0.49
36,000		Toyota Motor Corp	1,539,089	0.92
		Other	4,918,463	2.95

			8,967,004	5.39

TRANSPORTATION SERVICES			496,195	0.30

TRUCKING AND WAREHOUSING			842,690	0.51

WATER TRANSPORTATION			1,623,979	0.98

WHOLESALE TRADE-DURABLE GOODS			2,769,473	1.66

WHOLESALE TRADE-NONDURABLE GOODS			1,508,857	0.91

		TOTAL COMMON STOCKS
		(Cost $209,718,753)	164,787,716	99.02

Shares	Company	Value	% of net assets

PREFERRED STOCKS

TRANSPORTATION EQUIPMENT		$230,327	0.14%

	TOTAL PREFERRED STOCKS
	(Cost $392,780)	230,327	0.14

	TOTAL PORTFOLIO
	(Cost $210,111,533)	165,018,043	99.16
	OTHER ASSETS & LIABILITIES, NET	1,399,704	0.84

	NET ASSETS	$166,417,747	100.00%

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt
plc - Public Limited Company

* Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

112	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY OF MARKET VALUES BY COUNTRY

ENHANCED INTERNATIONAL EQUITY INDEX FUND  ▪  SEPTEMBER 30, 2008

Country	Value	% of total portfolio

FOREIGN

AUSTRALIA	$10,561,051	6.40%
AUSTRIA	1,152,537	0.70
BELGIUM	1,977,473	1.20
DENMARK	1,095,450	0.66
FINLAND	2,124,833	1.29
FRANCE	18,108,860	10.97
GERMANY	14,673,186	8.89
GREECE	1,398,724	0.85
HONG KONG	3,692,375	2.24
IRELAND	732,010	0.45
ITALY	6,537,838	3.96
JAPAN	36,943,932	22.39
NETHERLANDS	4,884,094	2.96
NEW ZEALAND	108,496	0.07
NORWAY	914,473	0.55
PORTUGAL	276,156	0.17
SINGAPORE	1,783,429	1.08
SPAIN	6,490,835	3.93
SWEDEN	3,664,016	2.22
SWITZERLAND	12,560,561	7.61
UNITED KINGDOM	35,337,714	21.41

TOTAL FOREIGN	165,018,043	100.00

TOTAL PORTFOLIO	$165,018,043	100.00%

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	113

SUMMARY PORTFOLIO OF INVESTMENTS

ENHANCED LARGE-CAP GROWTH INDEX FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES *			$242,800	0.15%

APPAREL AND ACCESSORY STORES *			1,269,746	0.78

APPAREL AND OTHER TEXTILE PRODUCTS			546,448	0.34

AUTOMOTIVE DEALERS AND SERVICE STATIONS *			847,664	0.52

BUILDING MATERIALS AND GARDEN SUPPLIES			381,409	0.24

BUSINESS SERVICES
38,000		Accenture Ltd (Class A)	1,444,000	0.89
5,700	*	Google, Inc (Class A)	2,282,964	1.41
242,800		Microsoft Corp	6,480,332	3.99
143,500	*	Oracle Corp	2,914,485	1.80
	*	Other	5,521,176	3.40

			18,642,957	11.49

CHEMICALS AND ALLIED PRODUCTS
34,000		Abbott Laboratories	1,957,720	1.21
13,000		Air Products & Chemicals, Inc	890,370	0.55
16,400	*	Genentech, Inc	1,454,352	0.90
14,200		Monsanto Co	1,405,516	0.86
29,600		Procter & Gamble Co	2,062,824	1.27
	*	Other	7,925,899	4.89

			15,696,681	9.68

COAL MINING *			255,802	0.16

COMMUNICATIONS *			2,860,574	1.76

DEPOSITORY INSTITUTIONS
40,600		Western Union Co	1,001,602	0.62
		Other	836,624	0.51

			1,838,226	1.13

EATING AND DRINKING PLACES
25,000		Yum! Brands, Inc	815,250	0.50
	*	Other	1,694,329	1.05

			2,509,579	1.55

EDUCATIONAL SERVICES *			337,034	0.21

ELECTRIC, GAS, AND SANITARY SERVICES *			2,372,140	1.46

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
23,800	*	Apple Computer, Inc	2,705,108	1.67
121,100	*	Cisco Systems, Inc	2,732,016	1.69
28,500		Honeywell International, Inc	1,184,175	0.73
149,900		Intel Corp	2,807,627	1.73
8,800		L-3 Communications Holdings, Inc	865,216	0.53
24,700		Qualcomm, Inc	1,061,359	0.65
56,500		Texas Instruments, Inc	1,214,750	0.75
	*	Other	3,634,749	2.24

			16,205,000	9.99

Shares		Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES
17,000	*	Celgene Corp	$1,075,760	0.67%
16,100		Fluor Corp	896,770	0.55
	*	Other	1,217,291	0.75

			3,189,821	1.97

FABRICATED METAL PRODUCTS *			1,173,844	0.72

FOOD AND KINDRED PRODUCTS
40,400		Coca-Cola Co	2,136,352	1.32
36,700		PepsiCo, Inc	2,615,609	1.61
	*	Other	1,226,975	0.76

			5,978,936	3.69

FOOD STORES			728,220	0.45

FURNITURE AND FIXTURES			221,409	0.14

FURNITURE AND HOME FURNISHINGS STORES *			143,682	0.09

GENERAL BUILDING CONTRACTORS *			170,357	0.11

GENERAL MERCHANDISE STORES
62,500		Wal-Mart Stores, Inc	3,743,125	2.31
	*	Other	998,487	0.61

			4,741,612	2.92

HEALTH SERVICES
12,700	*	Express Scripts, Inc	937,514	0.58
	*	Other	1,454,013	0.89

			2,391,527	1.47

HEAVY CONSTRUCTION, EXCEPT BUILDING *			429,709	0.27

HOLDING AND OTHER INVESTMENT OFFICES
132,466		iShares Russell 1000 Growth Index Fund	6,431,224	3.96
		Other	1,214,604	0.75

			7,645,828	4.71

HOTELS AND OTHER LODGING PLACES *			66,470	0.04

INDUSTRIAL MACHINERY AND EQUIPMENT
57,300		Applied Materials, Inc	866,949	0.53
57,700	*	Dell, Inc	950,896	0.59
84,200		Hewlett-Packard Co	3,893,408	2.40
34,000		International Business Machines Corp	3,976,640	2.45
	*	Other	6,438,719	3.97

			16,126,612	9.94

INSTRUMENTS AND RELATED PRODUCTS
18,600		Baxter International, Inc	1,220,718	0.75
12,900		Becton Dickinson & Co	1,035,354	0.64
26,000		Johnson & Johnson	1,801,280	1.11
28,200		Medtronic, Inc	1,412,820	0.87
	*	Other	4,339,545	2.68

			9,809,717	6.05

INSURANCE CARRIERS			1,887,567	1.16

114	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

LEATHER AND LEATHER PRODUCTS *			$200,320	0.12%

METAL MINING			456,172	0.28

MISCELLANEOUS MANUFACTURING INDUSTRIES			263,872	0.16

MISCELLANEOUS RETAIL *			2,467,593	1.52

MOTION PICTURES *			464,382	0.29

NONDEPOSITORY INSTITUTIONS
32,800		American Express Co	1,162,104	0.72
	*	Other	329,452	0.20

			1,491,556	0.92

OIL AND GAS EXTRACTION
23,800	*	National Oilwell Varco, Inc	1,195,474	0.74
30,100		Schlumberger Ltd	2,350,509	1.45
	*	Other	3,097,659	1.91

			6,643,642	4.10

PAPER AND ALLIED PRODUCTS			739,488	0.46

PERSONAL SERVICES			153,720	0.09

PETROLEUM AND COAL PRODUCTS
37,200		Exxon Mobil Corp	2,888,952	1.78
14,400		Hess Corp	1,181,952	0.73
14,600		Murphy Oil Corp	936,444	0.58
32,700		Occidental Petroleum Corp	2,303,715	1.42
		Other	177,888	0.11

			7,488,951	4.62

PRIMARY METAL INDUSTRIES *			1,573,377	0.97

PRINTING AND PUBLISHING			396,333	0.24

RAILROAD TRANSPORTATION
10,300		Burlington Northern Santa Fe Corp	952,029	0.59
18,300		CSX Corp	998,631	0.61
19,100		Union Pacific Corp	1,359,156	0.84

			3,309,816	2.04

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			722,520	0.45

SECURITY AND COMMODITY BROKERS *			2,737,529	1.69

STONE, CLAY, AND GLASS PRODUCTS
18,800		3M Co	1,284,228	0.79
	*	Other	214,620	0.13

			1,498,848	0.92

TOBACCO PRODUCTS
47,600		Philip Morris International, Inc	2,289,560	1.41
75,900		Altria Group, Inc	1,505,856	0.93

			3,795,416	2.34

TRANSPORTATION BY AIR *			367,492	0.23

Shares		Company	Value	% of net assets

TRANSPORTATION EQUIPMENT
23,000		Boeing Co	$1,319,050	0.82%
9,800		Lockheed Martin Corp	1,074,766	0.66
15,700		United Technologies Corp	942,942	0.58
		Other	470,771	0.29

			3,807,529	2.35

TRANSPORTATION SERVICES *			523,530	0.32

TRUCKING AND WAREHOUSING			301,872	0.19

WATER TRANSPORTATION *			162,645	0.10

WHOLESALE TRADE-DURABLE GOODS *			826,403	0.51

WHOLESALE TRADE-NONDURABLE GOODS
28,500		Sysco Corp	878,655	0.54
	*	Other	1,846,429	1.14

			2,725,084	1.68

		TOTAL COMMON STOCKS (Cost $182,873,692)	161,829,461	99.78

		TOTAL PORTFOLIO (Cost $182,873,692)	161,829,461	99.78
		OTHER ASSETS & LIABILITIES, NET	354,494	0.22

		NET ASSETS	$162,183,955	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	115

SUMMARY PORTFOLIO OF INVESTMENTS

ENHANCED LARGE-CAP VALUE INDEX FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
42,246		Walt Disney Co	$1,296,530	0.82%
	*	Other	174,848	0.11

			1,471,378	0.93

APPAREL AND ACCESSORY STORES			334,279	0.21

APPAREL AND OTHER TEXTILE PRODUCTS			485,749	0.31

AUTO REPAIR, SERVICES AND PARKING *			20,315	0.01

AUTOMOTIVE DEALERS AND SERVICE STATIONS *			309,324	0.20

BUILDING MATERIALS AND GARDEN SUPPLIES
31,662		Home Depot, Inc	819,729	0.52
36,868		Lowe’s Cos, Inc	873,403	0.55

			1,693,132	1.07

BUSINESS SERVICES *			1,667,402	1.05

CHEMICALS AND ALLIED PRODUCTS
35,178	*	Amgen, Inc	2,085,000	1.31
28,389		Eli Lilly & Co	1,249,968	0.79
26,165	*	Forest Laboratories, Inc	739,946	0.47
44,857		Merck & Co, Inc	1,415,687	0.89
197,400		Pfizer, Inc	3,640,056	2.30
46,992		Procter & Gamble Co	3,274,872	2.07
32,488		Wyeth	1,200,107	0.76
	*	Other	1,967,740	1.24

			15,573,376	9.83

COMMUNICATIONS
167,853		AT&T, Inc	4,686,456	2.96
19,589		CenturyTel, Inc	717,937	0.45
58,373		Verizon Communications, Inc	1,873,190	1.18
	*	Other	1,427,752	0.90

			8,705,335	5.49

DEPOSITORY INSTITUTIONS
121,924		Bank of America Corp	4,267,340	2.69
44,131		Bank of New York Mellon Corp	1,437,788	0.91
132,239		Citigroup, Inc	2,712,222	1.71
100,038		JPMorgan Chase & Co	4,671,775	2.95
42,415		US Bancorp	1,527,788	0.96
90,696		Wells Fargo & Co	3,403,821	2.15
		Other	4,858,331	3.07

			22,879,065	14.44

ELECTRIC, GAS, AND SANITARY SERVICES
28,899		American Electric Power Co, Inc	1,070,130	0.67
25,826		Edison International	1,030,457	0.65
15,304		FirstEnergy Corp	1,025,215	0.65
22,407		FPL Group, Inc	1,127,072	0.71
	*	Other	5,228,366	3.30

			9,481,240	5.98

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT *			2,639,269	1.67

Shares		Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES *			$178,416	0.11%

FABRICATED METAL PRODUCTS
16,506		Illinois Tool Works, Inc	733,692	0.46
		Other	404,375	0.26

			1,138,067	0.72

FOOD AND KINDRED PRODUCTS
18,890		Coca-Cola Co	998,903	0.63
35,581		Kraft Foods, Inc (Class A)	1,165,278	0.74
	*	Other	3,476,948	2.19

			5,641,129	3.56

FOOD STORES			561,199	0.35

FURNITURE AND FIXTURES			16,166	0.01

GENERAL BUILDING CONTRACTORS *			1,760,439	1.11

GENERAL MERCHANDISE STORES
22,328		Wal-Mart Stores, Inc	1,337,224	0.84
		Other	597,097	0.38

			1,934,321	1.22

HEALTH SERVICES
19,196	*	WellPoint, Inc	897,797	0.57
		Other	496,142	0.31

			1,393,939	0.88

HOLDING AND OTHER INVESTMENT OFFICES
58,417		iShares Russell 1000 Value Index Fund	3,732,262	2.36
11,475		Public Storage, Inc	1,136,140	0.72
		Other	3,442,405	2.17

			8,310,807	5.25

HOTELS AND OTHER LODGING PLACES			227,924	0.14

INDUSTRIAL MACHINERY AND EQUIPMENT
282,269		General Electric Co	7,197,860	4.54
	*	Other	2,205,729	1.39

			9,403,589	5.93

INSTRUMENTS AND RELATED PRODUCTS
60,736		Johnson & Johnson	4,207,790	2.66
	*	Other	1,336,903	0.84

			5,544,693	3.50

INSURANCE AGENTS, BROKERS AND SERVICE			368,951	0.23

INSURANCE CARRIERS
21,665		Chubb Corp	1,189,409	0.75
14,708		Prudential Financial, Inc	1,058,976	0.67
	*	Other	7,318,213	4.62

			9,566,598	6.04

LUMBER AND WOOD PRODUCTS			2,418	0.00	**

METAL MINING			514,663	0.32

MISCELLANEOUS MANUFACTURING INDUSTRIES			187,905	0.12

MISCELLANEOUS RETAIL v*			342,971	0.22

116	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

ENHANCED LARGE-CAP VALUE INDEX FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

MOTION PICTURES
49,581		CBS Corp (Class B)	$722,891	0.46%
64,813		News Corp (Class A)	777,108	0.49
69,083		Time Warner, Inc	905,678	0.57
	*	Other	162,901	0.10

			2,568,578	1.62

NONDEPOSITORY INSTITUTIONS
14,065		Capital One Financial Corp	717,315	0.45
	*	Other	1,149,317	0.73

			1,866,632	1.18

OIL AND GAS EXTRACTION *			1,692,929	1.07

PAPER AND ALLIED PRODUCTS
26,117		International Paper Co	683,743	0.43
	*	Other	451,237	0.29

			1,134,980	0.72

PERSONAL SERVICES			280,076	0.18

PETROLEUM AND COAL PRODUCTS
13,792		Apache Corp	1,438,230	0.91
61,173		Chevron Corp	5,045,549	3.18
49,028		ConocoPhillips	3,591,301	2.27
15,326		Devon Energy Corp	1,397,731	0.88
121,989		Exxon Mobil Corp	9,473,666	5.98
28,515		Marathon Oil Corp	1,136,893	0.72
		Other	1,189,150	0.75

			23,272,520	14.69

PIPELINES, EXCEPT NATURAL GAS			181,189	0.11

PRIMARY METAL INDUSTRIES			883,514	0.56

PRINTING AND PUBLISHING			299,735	0.19

RAILROAD TRANSPORTATION			610,324	0.39

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS *			70,678	0.04

SECURITY AND COMMODITY BROKERS
10,994		Goldman Sachs Group, Inc	1,407,232	0.89
41,144		Merrill Lynch & Co, Inc	1,040,940	0.66
	*	Other	2,491,193	1.57

			4,939,365	3.12

STONE, CLAY, AND GLASS PRODUCTS *			308,853	0.19

TOBACCO PRODUCTS			420,962	0.27

TRANSPORTATION BY AIR *			1,201,625	0.76

TRANSPORTATION EQUIPMENT
12,494		General Dynamics Corp	919,805	0.58
18,409		Northrop Grumman Corp	1,114,481	0.70
15,450		United Technologies Corp	927,927	0.59
	*	Other	1,707,672	1.08

			4,669,885	2.95

TRANSPORTATION SERVICES *			29,931	0.02

Shares	Company	Value	% of net assets

WATER TRANSPORTATION		$110,267	0.07%

WHOLESALE TRADE-DURABLE GOODS *		873,227	0.55

WHOLESALE TRADE-NONDURABLE GOODS *		166,588	0.10

	TOTAL COMMON STOCKS
	(Cost $173,212,054)	157,935,917	99.68

	TOTAL PORTFOLIO
	(Cost $173,212,054)	157,935,917	99.68
	OTHER ASSETS & LIABILITIES, NET	504,391	0.32

	NET ASSETS	$158,440,308	100.00%

*	Non-income producing

**	Percentage less than 0.01%.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	117

SUMMARY PORTFOLIO OF INVESTMENTS

SOCIAL CHOICE EQUITY FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
171,742		Walt Disney Co	$5,270,762	0.86%
	*	Other	49,272	0.01

			5,320,034	0.87

APPAREL AND ACCESSORY STORES *			3,724,283	0.61

APPAREL AND OTHER TEXTILE PRODUCTS			755,022	0.12

AUTO REPAIR, SERVICES AND PARKING *			256,537	0.04

AUTOMOTIVE DEALERS AND SERVICE STATIONS *			641,741	0.10

BUILDING MATERIALS AND GARDEN SUPPLIES
168,242		Home Depot, Inc	4,355,785	0.71
		Other	2,490,918	0.41

			6,846,703	1.12

BUSINESS SERVICES
74,165		Automatic Data Processing, Inc	3,170,554	0.52
12,125	*	Google, Inc (Class A)	4,856,305	0.79
484,447		Microsoft Corp	12,929,890	2.12
	v*	Other	17,576,676	2.88

			38,533,425	6.31

CHEMICALS AND ALLIED PRODUCTS
92,178	*	Amgen, Inc	5,463,390	0.90
158,934		Bristol-Myers Squibb Co	3,313,774	0.54
47,259		Colgate-Palmolive Co	3,560,966	0.58
91,406		Eli Lilly & Co	4,024,606	0.66
44,421	*	Genentech, Inc	3,939,254	0.65
69,978	*	Gilead Sciences, Inc	3,189,597	0.52
45,315		Praxair, Inc	3,250,898	0.53
180,800		Procter & Gamble Co	12,599,952	2.06
96,060		Wyeth	3,548,456	0.58
	*	Other	21,292,536	3.49

			64,183,429	10.51

COMMUNICATIONS
212,405		Verizon Communications, Inc	6,816,076	1.11
	*	Other	18,377,007	3.01

			25,193,083	4.12

DEPOSITORY INSTITUTIONS
291,586		Bank of America Corp	10,205,510	1.67
46,358		PNC Financial Services Group, Inc	3,462,943	0.57
166,957		US Bancorp	6,013,791	0.98
246,813		Wells Fargo & Co	9,262,892	1.52
	*	Other	17,725,986	2.90

			46,671,122	7.64

EATING AND DRINKING PLACES
101,412		McDonald’s Corp	6,257,120	1.03
	*	Other	1,723,241	0.28

			7,980,361	1.31

Shares		Company	Value	% of net assets

EDUCATIONAL SERVICES *			$79,777	0.01%

ELECTRIC, GAS, AND SANITARY SERVICES *			36,814,061	6.03

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
379,850	*	Cisco Systems, Inc	8,569,416	1.40
394,194		Intel Corp	7,383,254	1.21
120,120		Qualcomm, Inc	5,161,556	0.85
	*	Other	11,663,747	1.91

			32,777,973	5.37

ENGINEERING AND MANAGEMENT SERVICES *			4,130,916	0.68

FABRICATED METAL PRODUCTS
77,135		Illinois Tool Works, Inc	3,428,651	0.56
	*	Other	1,569,213	0.26

			4,997,864	0.82

FOOD AND KINDRED PRODUCTS
53,086		General Mills, Inc	3,648,070	0.60
127,187		Kraft Foods, Inc (Class A)	4,165,374	0.68
112,073		PepsiCo, Inc	7,987,443	1.31
	*	Other	10,424,010	1.70

			26,224,897	4.29

FOOD STORES *			1,167,284	0.19

FORESTRY			1,123,577	0.18

FURNITURE AND FIXTURES			3,975,318	0.65

FURNITURE AND HOME FURNISHINGS STORES *			725,583	0.12

GENERAL BUILDING CONTRACTORS *			522,497	0.09

GENERAL MERCHANDISE STORES
48,158		Costco Wholesale Corp	3,126,899	0.51
79,424		Target Corp	3,895,747	0.64
	*	Other	1,994,929	0.33

			9,017,575	1.48

HEALTH SERVICES *			4,993,258	0.82

HEAVY CONSTRUCTION, EXCEPT BUILDING *			622,753	0.10

HOLDING AND OTHER INVESTMENT OFFICES v*			13,522,096	2.21

HOTELS AND OTHER LODGING PLACES *			1,679,958	0.27

INDUSTRIAL MACHINERY AND EQUIPMENT
178,742		Hewlett-Packard Co	8,265,030	1.35
90,364		International Business Machines Corp	10,568,973	1.73
	v*	Other	16,645,528	2.73

			35,479,531	5.81

INSTRUMENTS AND RELATED PRODUCTS
64,203		Baxter International, Inc	4,213,643	0.69
101,300		Emerson Electric Co	4,132,027	0.68
169,589		Johnson & Johnson	11,749,126	1.92
100,386		Medtronic, Inc	5,029,339	0.82
	*	Other	19,554,868	3.20

			44,679,003	7.31

INSURANCE AGENTS, BROKERS AND SERVICE *			3,230,466	0.53

118	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SOCIAL CHOICE EQUITY FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

INSURANCE CARRIERS
66,493		Aflac, Inc	$3,906,464	0.64%
64,708		Chubb Corp	3,552,469	0.58
83,525		Travelers Cos, Inc	3,775,330	0.62
	*	Other	14,074,754	2.30

			25,309,017	4.14

LEATHER AND LEATHER PRODUCTS *			603,423	0.10

LEGAL SERVICES *			175,760	0.03

LUMBER AND WOOD PRODUCTS *			45,208	0.01

METAL MINING *			831,954	0.14

MISCELLANEOUS MANUFACTURING INDUSTRIES *			2,219,955	0.36

MISCELLANEOUS RETAIL
92,064		CVS Corp	3,098,874	0.51
	*	Other	6,433,060	1.05

			9,531,934	1.56

MOTION PICTURES
347,487		Time Warner, Inc	4,555,555	0.74
	*	Other	2,309,925	0.38

			6,865,480	1.12

NONDEPOSITORY INSTITUTIONS
111,719		American Express Co	3,958,204	0.65
	*	Other	3,688,308	0.60

			7,646,512	1.25

NONMETALLIC MINERALS, EXCEPT FUELS			1,457,804	0.24

OIL AND GAS EXTRACTION
35,796		Transocean, Inc	3,931,833	0.64
	*	Other	25,301,516	4.14

			29,233,349	4.78

PAPER AND ALLIED PRODUCTS *			5,941,755	0.97

PERSONAL SERVICES			244,365	0.04

PETROLEUM AND COAL PRODUCTS
40,696		Apache Corp	4,243,779	0.69
49,527		Devon Energy Corp	4,516,862	0.74
	*	Other	13,163,836	2.16

			21,924,477	3.59

PIPELINES, EXCEPT NATURAL GAS			2,349,060	0.38

PRIMARY METAL INDUSTRIES *			7,600,636	1.24

PRINTING AND PUBLISHING *			3,048,916	0.50

RAILROAD TRANSPORTATION
57,018		Norfolk Southern Corp	3,775,162	0.62
	*	Other	3,131,491	0.51

			6,906,653	1.13

REAL ESTATE *			261,366	0.04

Shares		Company	Value	% of net assets

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
50,256		Nike, Inc (Class B)	$3,362,126	0.55%
	*	Other	291,255	0.05

			3,653,381	0.60

SECURITY AND COMMODITY BROKERS
32,731		Goldman Sachs Group, Inc	4,189,568	0.68
	*	Other	12,455,872	2.04

			16,645,440	2.72

SOCIAL SERVICES *			69,920	0.01

SPECIAL TRADE CONTRACTORS *			290,831	0.05

STONE, CLAY, AND GLASS PRODUCTS
70,669		3M Co	4,827,399	0.79
	*	Other	619,670	0.10

			5,447,069	0.89

TEXTILE MILL PRODUCTS			36,162	0.01

TRANSPORTATION BY AIR v*			4,989,824	0.82

TRANSPORTATION EQUIPMENT *			5,243,143	0.86

TRANSPORTATION SERVICES *			364,299	0.06

TRUCKING AND WAREHOUSING
73,410		United Parcel Service, Inc (Class B)	4,616,755	0.76

			4,616,755	0.76

WATER TRANSPORTATION *			547,035	0.09

WHOLESALE TRADE-DURABLE GOODS *			3,471,446	0.57

WHOLESALE TRADE-NONDURABLE GOODS *			3,704,909	0.61

		TOTAL COMMON STOCKS
		(Cost $654,826,602)	607,147,965	99.38

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$8,250,000	Federal Home Loan Bank (FHLB), 10/01/08	8,250,000	1.35

		8,250,000	1.35

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,250,000)	8,250,000	1.35

	TOTAL PORTFOLIO
	(Cost $663,076,602)	615,397,965	100.73
	OTHER ASSETS & LIABILITIES, NET	(4,481,405)	(0.73)

	NET ASSETS	$610,916,560	100.00%

*	Non-income producing

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	119

SUMMARY PORTFOLIO OF INVESTMENTS

REAL ESTATE SECURITIES FUND  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

HOLDING AND OTHER INVESTMENT OFFICES
63,700	e	Acadia Realty Trust	$1,610,336	0.30%
115,000	e	Alexandria Real Estate Equities, Inc	12,937,500	2.43
143,000	e	AMB Property Corp	6,477,900	1.22
129,000	e	American Campus Communities, Inc	4,370,520	0.82
42,284		American Land Lease, Inc	821,578	0.15
184,000	e	AvalonBay Communities, Inc	18,109,280	3.40
85,000	e	BioMed Realty Trust, Inc	2,248,250	0.42
345,000		Boston Properties, Inc	32,312,700	6.06
52,000		BRE Properties, Inc (Class A)	2,548,000	0.48
193,000	e	Corporate Office Properties Trust	7,787,550	1.46
830,000	e	DCT Industrial Trust, Inc	6,216,700	1.17
101,100	e	Digital Realty Trust, Inc	4,776,975	0.90
121,000	e	Douglas Emmett, Inc	2,791,470	0.52
180,000		EastGroup Properties, Inc	8,737,200	1.64
52,200		Entertainment Properties Trust	2,856,384	0.54
29,000		Equity Lifestyle Properties, Inc	1,537,870	0.29
597,000	e	Equity Residential	26,512,770	4.97
176,300	e	Essex Property Trust, Inc	20,861,579	3.91
268,000	e	Federal Realty Investment Trust	22,940,800	4.30
400,732	e	FelCor Lodging Trust, Inc	2,869,241	0.54
532,027	e	General Growth Properties, Inc	8,033,608	1.51
543,000	e	HCP, Inc	21,790,590	4.09
105,600		Health Care REIT, Inc	5,621,088	1.05
20,661		Home Properties, Inc	1,197,305	0.22
1,150,000	e	Host Marriott Corp	15,283,500	2.87
305,000	e	iShares Dow Jones US Real Estate Index Fund	18,894,750	3.54
64,800	e	Kilroy Realty Corp	3,096,792	0.58
527,000	e	Kimco Realty Corp	19,467,380	3.65
124,000	e	Macerich Co	7,892,600	1.48
80,000	e	Maguire Properties, Inc	476,800	0.09
568,038	e	Mission West Properties, Inc	5,532,690	1.04
268,000	e	Nationwide Health Properties, Inc	9,642,640	1.81
91,600	e	Post Properties, Inc	2,562,052	0.48
415,000	e	Prologis	17,127,050	3.21
233,900		Public Storage, Inc	23,158,439	4.34
220,000	e	Regency Centers Corp	14,671,800	2.75
553,400	e	Simon Property Group, Inc	53,679,800	10.07
121,000		SL Green Realty Corp	7,840,800	1.47
160,000	e	Strategic Hotels & Resorts, Inc	1,208,000	0.23
110,900	e	Taubman Centers, Inc	5,545,000	1.04
205,000	e	UDR, Inc	5,360,750	1.01
233,000	e	U-Store-It Trust	2,858,910	0.54
376,000	e	Ventas, Inc	18,581,920	3.49
317,000		Vornado Realty Trust	28,831,150	5.41
	e,g,m,v*	Other	319,865	0.06

			487,999,882	91.55

HOTELS AND OTHER LODGING PLACES
83,689	e	Starwood Hotels & Resorts Worldwide, Inc	2,355,008	0.44

			2,355,008	0.44

JUSTICE, PUBLIC ORDER AND SAFETY
271,800	e*	Corrections Corp of America	6,754,230	1.27

			6,754,230	1.27

Shares		Company	Value	% of net assets

REAL ESTATE
310,000	g,m,v*	Asset Capital Corp, Inc	$362,700	0.07%
404,800		Brookfield Properties Co	6,412,032	1.20
322,000	e	Thomas Properties Group, Inc	3,252,200	0.61

			10,026,932	1.88

		TOTAL COMMON STOCKS
		(Cost $549,768,189)	507,136,052	95.14

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$20,880,000		Federal Home Loan Bank (FHLB), 10/01/08	20,880,000	3.92

			20,880,000	3.92

Shares		Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
15,796,807		State Street Navigator Securities Lending
		Prime Portfolio	15,796,807	2.96

			15,796,807	2.96

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $36,676,807)	36,676,807	6.88

		TOTAL PORTFOLIO
		(Cost $586,444,996)	543,812,859	102.02

		OTHER ASSETS & LIABILITIES, NET	(10,791,308)	(2.02)

		NET ASSETS	$533,021,551	100.00%

*	Non-income producing

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transaction exempt from registration to qualified institutional buyers.

At September 30, 2008, the value of these securities amounted to $362,700 or 0.07% of net assets.

m	Indicates a security has been deemed illiquid

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

120	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

MANAGED ALLOCATION FUND II  ▪  SEPTEMBER 30, 2008

Shares		Company	Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS
20,468,212	q	TIAA-CREF Institutional Bond Plus Fund II	$191,991,836	38.03%
3,108,848	q	TIAA-CREF Institutional Enhanced International
		Equity Index Fund	21,295,616	4.22
2,228,518	q	TIAA-CREF Institutional Enhanced Large-Cap
		Growth Index Fund	17,805,862	3.53
1,587,569	q	TIAA-CREF Institutional Enhanced Large-Cap
		Value Index Fund	12,748,185	2.52
359,034	q	TIAA-CREF Institutional Growth & Income Fund	2,929,721	0.58
5,211,024	q	TIAA-CREF Institutional International Equity Fund	45,231,696	8.96
10,797,727	q	TIAA-CREF Institutional Large-Cap Growth Fund	96,747,639	19.16
8,091,601	q	TIAA-CREF Institutional Large-Cap Value Fund	93,538,912	18.53
30,006	q	TIAA-CREF Institutional Mid-Cap Growth Fund	429,099	0.08
23,596	q	TIAA-CREF Institutional Mid-Cap Value Fund	348,752	0.07
5,932	q	TIAA-CREF Institutional Short-Term Bond Fund II	58,019	0.01
1,895,866	q	TIAA-CREF Institutional Small-Cap Equity Fund	22,958,949	4.55

		TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
		(Cost $572,629,751)	506,084,286	100.24

		TOTAL PORTFOLIO
		(Cost $572,629,751)	506,084,286	100.24
		OTHER ASSETS & LIABILITIES, NET	(1,234,181)	(0.24)

		NET ASSETS	$504,850,105	100.00%

q	Affiliated fund.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	121

SUMMARY PORTFOLIO OF INVESTMENTS

BOND FUND  ▪  SEPTEMBER 30, 2008

Principal	Issuer	Rating†	Value	% of net assets

BONDS

CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES	$2,768,366	0.14%

BUILDING MATERIALS AND GARDEN SUPPLIES e	2,584,619	0.13

BUSINESS SERVICES	822,337	0.04

CHEMICALS AND ALLIED PRODUCTS	11,112,908	0.58

COMMUNICATIONS e	34,864,254	1.80

DEPOSITORY INSTITUTIONS
BA Covered Bond
$12,600,000	e,g	5.500%, 06/14/12	Aaa	12,924,576	0.67
Banco Bilbao Vizcaya Argentaria S.A.
8,000,000	g	5.750%, 07/20/17	Aaa	8,524,744	0.44
Depfa ACS Bank
15,700,000	g	5.125%, 03/16/37	Aa1	14,883,600	0.77
e,g,i	Other	48,250,711	2.50

84,583,631	4.38

EATING AND DRINKING PLACES	628,978	0.03

ELECTRIC, GAS, AND SANITARY SERVICES e,g	21,114,377	1.09

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,537,732	0.08

FOOD AND KINDRED PRODUCTS g	11,088,336	0.57

FOOD STORES e	3,227,232	0.17

GENERAL MERCHANDISE STORES	4,948,397	0.26

HEALTH SERVICES	1,117,688	0.06

HOLDING AND OTHER INVESTMENT OFFICES	3,506,273	0.18

INDUSTRIAL MACHINERY AND EQUIPMENT e	4,201,870	0.22

INSTRUMENTS AND RELATED PRODUCTS e	2,017,165	0.10

INSURANCE CARRIERS g,i	12,447,675	0.64

METAL MINING g	5,001,823	0.26

MISCELLANEOUS MANUFACTURING INDUSTRIES g	953,412	0.05

MISCELLANEOUS RETAIL	2,883,888	0.15

MOTION PICTURES	1,948,584	0.10

NONDEPOSITORY INSTITUTIONS e,g, i	33,304,981	1.72

NONMETALLIC MINERALS, EXCEPT FUELS e	428,882	0.02

OIL AND GAS EXTRACTION e,g	18,954,042	0.98

PAPER AND ALLIED PRODUCTS	1,376,348	0.07

PETROLEUM AND COAL PRODUCTS	604,051	0.03

PIPELINES, EXCEPT NATURAL GAS g	6,781,539	0.35

PRIMARY METAL INDUSTRIES e,g	2,147,242	0.11

PRINTING AND PUBLISHING	3,950,687	0.21

RAILROAD TRANSPORTATION e	4,112,153	0.21

REAL ESTATE g, i	345,000	0.02

Principal		Issuer	Rating†	Value	% of net assets

SECURITY AND COMMODITY BROKERS e,g,i,n				$22,384,330	1.16%

STONE, CLAY, AND GLASS PRODUCTS				308,186	0.02

TOBACCO PRODUCTS				1,101,599	0.06

TRANSPORTATION BY AIR				1,041,993	0.05

TRANSPORTATION EQUIPMENT g				5,105,013	0.26

WHOLESALE TRADE-NONDURABLE GOODS				1,083,459	0.06

		TOTAL CORPORATE BONDS
		(Cost $346,223,064)		316,389,050	16.36

GOVERNMENT BONDS

AGENCY SECURITIES
$10,000,000		Federal Farm Credit Bank (FFCB)
		2.625%, 04/21/11	Aaa	9,788,630	0.51
		Federal Home Loan Bank (FHLB)
10,000,000		5.000%, 10/16/09	Aaa	10,007,780	0.52
11,000,000		3.375%, 06/24/11	Aaa	10,902,210	0.56
15,000,000		3.625%, 09/16/11	Aaa	15,002,805	0.77
		Federal Home Loan Mortgage Corp (FHLMC)
7,500,000		5.500%, 08/20/12	Aaa	7,946,175	0.41
7,670,000		5.125%, 10/18/16	Aaa	7,915,724	0.41
		Federal National Mortgage Association (FNMA)
36,000,000		2.875%, 10/12/10	Aaa	35,835,336	1.85
		Private Export Funding Corp
13,000,000		5.450%, 09/15/17	Aaa	13,489,515	0.70
	d	Other		64,505,442	3.34

				175,393,617	9.07

FOREIGN GOVERNMENT BONDS e,g				58,316,795	3.02

MORTGAGE-BACKED SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
35,543,872	i	4.500–6.089%, 09/15/16–09/01/37		36,097,738	1.87
		Federal Home Loan Mortgage Corp Gold (FGLMC)
12,319,931		4.500%, 06/01/21		12,046,356	0.62
11,034,381		7.000%, 12/01/33		11,611,779	0.60
14,071,850		5.000%, 12/01/34		13,738,177	0.71
8,646,282		5.500%, 04/01/37		8,607,227	0.44
9,640,459		5.500%, 05/01/37		9,596,913	0.50
100,987,168	d	4.500–8.000%, 01/01/16–07/01/38		100,474,252	5.20
		Federal National Mortgage Association (FNMA)
9,977,717		5.000%, 10/01/25		9,804,181	0.51
17,109,882		6.000%, 01/01/33		17,468,407	0.90
9,265,950		5.000%, 11/01/33		9,057,818	0.47
7,970,483		5.000%, 03/01/34		7,791,450	0.40
10,167,781		5.000%, 08/01/34		9,934,793	0.51
22,261,239		5.500%, 02/01/35		22,265,034	1.15
9,438,541		5.000%, 02/25/35		9,424,868	0.49
8,414,988		5.500%, 09/01/35		8,416,422	0.44
12,398,279		5.500%, 02/01/37		12,375,209	0.64
13,225,179		5.500%, 02/01/38		13,198,504	0.68
14,864,857		5.000%, 04/01/38		14,493,799	0.75
40,000,000	h	5.000%, 10/25/36		38,975,000	2.02
20,000,000	h	6.500%, 10/25/38		20,506,240	1.06
311,822,892	d,h,i	4.440–8.000%, 06/01/13–10/25/38		312,186,496	16.15

122	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

BOND FUND ▪ SEPTEMBER 30, 2008

Principal		Issuer	Rating†	Value	% of net assets

MORTGAGE-BACKED SECURITIES — continued
		Government National Mortgage Association (GNMA)
$11,000,000	h	5.500%, 10/15/38		$11,010,318	0.57%
37,270,228	h	5.000–8.500%, 01/15/28–09/15/43		37,262,179	1.93

				746,343,160	38.61

MUNICIPAL BONDS				665,672	0.03

U.S. TREASURY SECURITIES
		United States Treasury Bond
44,236,000	d	8.000%, 11/15/21		60,527,278	3.13
20,650,000	d	5.250%, 02/15/29		22,897,298	1.18
		United States Treasury Inflation Indexed Bonds
38,773,726		0.875%, 04/15/10		38,089,137	1.97
7,832,522		2.375%, 04/15/11		7,921,860	0.41
		United States Treasury Note
24,723,000		2.375%, 08/31/10		24,912,279	1.29
26,394,000		2.750%, 02/28/13		26,257,913	1.36
42,944,000		2.500%, 03/31/13		42,256,209	2.19
20,000,000		3.125%, 04/30/13		20,171,880	1.04
10,020,000		3.375%, 06/30/13		10,221,182	0.53
56,550,000		3.375%, 07/31/13		57,579,380	2.98
12,530,000		3.125%, 08/31/13		12,625,930	0.65
12,763,000		4.750%, 08/15/17		13,681,336	0.71
21,455,000		3.875%, 05/15/18		21,595,788	1.12
		United States Treasury Strip Principal
22,000,000	j	08/15/27		9,255,246	0.48
		Other		21,913,584	1.13

				389,906,300	20.17

		TOTAL GOVERNMENT BONDS
		(Cost $1,362,129,437)		1,370,625,544	70.90

		TOTAL BONDS
		(Cost $1,708,352,501)		1,687,014,594	87.26

STRUCTURED ASSETS

ASSET BACKED
		Chase Funding Mortgage Loan
		Asset-Backed Certificates
		Series 2003–6 (Class 1A7)
11,581,867		4.277%, 09/25/33	Aaa	10,122,712	0.53
		Honda Auto Receivables Owner
		Trust Series 2007–1 (Class A4)
15,000,000		5.090%, 07/18/13	NR	14,718,880	0.76
		Volkswagen Auto Lease Trust
		Series 2006–A (Class A4)
10,000,000	d	5.540%, 04/20/11	Aaa	10,041,413	0.52
	d,i,m	Other		102,110,595	5.28

				136,993,600	7.09

OTHER MORTGAGE-BACKED SECURITIES d,i				89,101,720	4.61

		TOTAL STRUCTURED ASSETS
		(Cost $250,630,982)		226,095,320	11.70

Principal	Issuer	Rating†	Value	% of net assets

PREFERRED STOCKS

DEPOSITORY INSTITUTIONS e			$435,600	0.02%
NONDEPOSITORY INSTITUTIONS e,i			934,345	0.05

	TOTAL PREFERRED STOCKS
	(Cost $12,007,875)		1,369,945	0.07

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank (FHLB)
$19,970,000	10/01/08		19,970,000	1.04
14,320,000	10/03/08		14,319,599	0.74
34,460,000	10/21/08		34,450,420	1.78

			68,740,019	3.56

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
41,627,846	State Street Navigator Securities
	Lending Prime Portfolio		41,627,846	2.15

			41,627,846	2.15

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $110,333,930)		110,367,865	5.71

	TOTAL PORTFOLIO
	(Cost $2,081,325,288)		2,024,847,724	104.74
	OTHER ASSETS & LIABILITIES, NET		(91,597,806)	(4.74)

	NET ASSETS		$1,933,249,918	100.00%

The following abbreviation is used in portfolio descriptions:

NR - Not rated by Moody’s

†	As provided by Moody’s Investors Service (unaudited).

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

e	All or a portion of these securities are out on loan.

g

Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $69,892,940 or 3.62% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating rate or variable rate securities reflects the rate at September 30, 2008.

j	Zero coupon.

m	Indicates a security has been deemed illiquid.

n	Defaulted security

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	123

SUMMARY PORTFOLIO OF INVESTMENTS

BOND PLUS FUND II ▪ SEPTEMBER 30, 2008

Principal		Issuer	Rating†	Value	% of net assets

BONDS

CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES				$609,297	0.12%

AUTOMOTIVE DEALERS AND SERVICE STATIONS e				435,000	0.09

BUILDING MATERIALS AND GARDEN SUPPLIES e				844,539	0.17

BUSINESS SERVICES e,g				2,467,237	0.50

CHEMICALS AND ALLIED PRODUCTS				4,345,771	0.87

COAL MINING g				583,750	0.12

COMMUNICATIONS e,g,o				14,482,180	2.92

DEPOSITORY INSTITUTIONS
		Banco Bilbao Vizcaya Argentaria S.A.
$3,000,000	g	5.750%, 07/20/17	Aaa	3,196,778	0.64
		Depfa ACS Bank
2,700,000	g	5.125%, 03/16/37	Aa1	2,559,599	0.52
	e,g,i	Other		15,872,819	3.20

				21,629,196	4.36

EATING AND DRINKING PLACES				193,532	0.04

ELECTRIC, GAS, AND SANITARY SERVICES e,g				9,520,073	1.92

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				804,377	0.16

FABRICATED METAL PRODUCTS				492,500	0.10

FOOD AND KINDRED PRODUCTS				3,450,777	0.69

FOOD STORES d,e				2,680,393	0.54

GENERAL MERCHANDISE STORES e				1,491,596	0.30

HEALTH SERVICES g				905,952	0.18

HOLDING AND OTHER INVESTMENT OFFICES				2,057,929	0.41

HOTELS AND OTHER LODGING PLACES				233,750	0.05

INDUSTRIAL MACHINERY AND EQUIPMENT				451,637	0.09

INSTRUMENTS AND RELATED PRODUCTS				1,172,987	0.24

INSURANCE CARRIERS g,i				3,226,393	0.65

METAL MINING				251,175	0.05

MOTION PICTURES				1,582,955	0.32

NONDEPOSITORY INSTITUTIONS
		General Electric Capital Corp
2,700,000		5.500%, 06/04/14	Aaa	2,534,308	0.51
	e,g,i	Other		12,487,699	2.52

				15,022,007	3.03

Principal		Issuer	Rating†	Value	% of net assets

NONMETALLIC MINERALS, EXCEPT FUELS e				$151,370	0.03%

OIL AND GAS EXTRACTION e,g				10,208,701	2.06

PAPER AND ALLIED PRODUCTS e,g				1,921,994	0.39

PETROLEUM AND COAL PRODUCTS				637,230	0.13

PIPELINES, EXCEPT NATURAL GAS i				1,401,719	0.28

PRIMARY METAL INDUSTRIES g				466,079	0.09

PRINTING AND PUBLISHING e				1,685,105	0.34

RAILROAD TRANSPORTATION e				2,087,155	0.42

SECURITY AND COMMODITY BROKERS g,i,n				5,745,785	1.16

STONE, CLAY, AND GLASS PRODUCTS				313,239	0.06

TOBACCO PRODUCTS				285,071	0.06

TRANSPORTATION BY AIR				545,806	0.11

TRANSPORTATION EQUIPMENT g				2,815,147	0.57

WHOLESALE TRADE-DURABLE GOODS g				894,720	0.18

		TOTAL CORPORATE BONDS
		(Cost $129,582,916)		118,094,124	23.80

GOVERNMENT BONDS

AGENCY SECURITIES

		Federal Home Loan Bank (FHLB)
$3,000,000		5.000%, 10/16/09	Aaa	3,002,334	0.61
6,000,000		3.625%, 09/16/11	Aaa	6,001,121	1.21
		Federal National Mortgage Association (FNMA)
2,675,000		2.875%, 10/12/10	Aaa	2,662,765	0.54
		US Department of Housing
		and Urban Development
5,000,000		4.790%, 08/01/11	NR	5,161,389	1.04
		Other		6,076,934	1.22

				22,904,543	4.62

FOREIGN GOVERNMENT BONDS e,g				18,348,714	3.70

MORTGAGE-BACKED SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
2,712,764	i	5.800%, 07/01/36		2,773,158	0.56
6,750,048	i	5.710%, 06/01/37		6,859,699	1.38
11,124,565	i	4.000–6.089%, 09/15/16–08/01/37		11,162,481	2.25

		Federal Home Loan Mortgage Corp Gold (FGLMC)
3,646,942		5.500%, 12/01/33		3,640,726	0.73
3,198,502		7.000%, 12/01/33		3,365,870	0.68
2,544,622		5.500%, 06/01/35		2,534,719	0.51
2,453,935		5.500%, 05/01/37		2,442,850	0.49
2,987,879		5.000%, 12/01/37		2,912,361	0.59
29,382,641	d	4.500–8.000%, 09/01/10–07/01/38		29,317,034	5.91

124	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

BOND PLUS FUND II ▪ SEPTEMBER 30, 2008

Principal		Issuer	Rating†	Value	% of net assets

MORTGAGE-BACKED SECURITIES— continued

		Federal National Mortgage Association (FNMA)
$2,241,099		4.777%, 02/01/14		$2,199,911	0.44%
2,832,511		4.640%, 11/01/14		2,735,172	0.55
3,597,661		5.000%, 10/01/25		3,535,089	0.71
2,864,016		5.500%, 07/01/33		2,864,504	0.58
2,277,281		5.000%, 03/01/34		2,226,129	0.45
4,295,096		5.000%, 08/01/34		4,196,676	0.85
2,227,822		5.000%, 02/25/35		2,224,595	0.45
3,275,239		5.500%, 05/01/35		3,270,679	0.66
4,248,867	d	5.500%, 05/01/35		4,242,953	0.86
2,626,145		6.000%, 05/01/35		2,663,808	0.54
3,996,998		6.000%, 08/01/35		4,054,322	0.82
3,064,269		5.000%, 10/01/35		2,990,651	0.60
2,421,586	d	6.000%, 04/01/36		2,455,559	0.50
5,080,685	i	5.732%, 09/01/36		5,216,141	1.05
2,407,783	i	5.781%, 12/01/36		2,444,045	0.49
3,801,857		5.500%, 02/01/37		3,794,783	0.76
2,357,191		6.500%, 10/01/37		2,419,594	0.49
6,000,000	h	6.500%, 10/25/38		6,151,872	1.24
54,112,897	h,i	4.000–9.000%, 06/01/13–03/01/38		54,135,545	10.91

		Government National Mortgage Association (GNMA)
12,336,497	h	5.000–8.500%, 09/15/23–09/15/43		12,374,639	2.49

				191,205,565	38.54

U.S. TREASURY SECURITIES
		United States Treasury Bond
8,302,000		8.000%, 11/15/21		11,359,469	2.29
6,600,000	d,i	5.250%, 02/15/29		7,318,265	1.48

		United States Treasury Inflation Indexed Bonds
3,947,026	k	0.875%, 04/15/10		3,877,337	0.78
		United States Treasury Note
2,680,000		3.375%, 06/30/13		2,733,809	0.55
8,300,000		3.375%, 07/31/13		8,451,084	1.70
3,725,000		3.125%, 08/31/13		3,753,519	0.76
3,171,000		3.500%, 02/15/18		3,109,562	0.63
3,300,000		4.000%, 08/15/18		3,346,923	0.67
	j,k	Other		6,561,434	1.32

				50,511,402	10.18

		TOTAL GOVERNMENT BONDS
		(Cost $281,232,509)		282,970,224	57.04

		TOTAL BONDS
		(Cost $410,815,425)		401,064,348	80.84

Principal		Issuer	Rating†	Value	% of net assets

STRUCTURED ASSETS

ASSET BACKED
		Flagstar Home Equity Loan Trust
		Series 2007–1A (Class AF3)
$3,000,000		5.781%, 01/25/35	A2	$2,424,124	0.49%
		GMAC Mortgage Corporation Loan Trust
		2006–HLTV A3
2,650,000		5.590%, 10/25/29	Aa1	2,299,154	0.46
		JPMorgan Auto Receivables Trust
		Series 2007–A (Class A3)
2,250,000		5.190%, 02/15/11	Aaa	2,246,151	0.45
		Residential Asset Mortgage Products, Inc
		Series 2004–RS11 (Class M1)
5,000,000	d,i	3.827%, 11/25/34	Aa1	4,096,382	0.83
		Residential Funding Mortgage Securities II, Inc
		Series 2006–H12 (Class A3)
7,000,000		5.790%, 02/25/36	Aa3	5,253,439	1.06
		Residential Funding Mortgage Securities II, Inc
		Series 2006–HI4 (Class A3)
3,528,000		5.440%, 09/25/36	Aa3	2,161,569	0.44
	i,m	Other		19,009,356	3.83

				37,490,175	7.56

OTHER MORTGAGE BACKED
		Wachovia Bank Commercial Mortgage Trust
		Series 2007–C30 (Class AJ)
3,350,000	i	5.413%, 12/15/43	Aaa	2,168,744	0.44
		Washington Mutual, Inc
		Series 2003–S10 (Class A1)
3,742,252		4.500%, 10/25/18	NR	3,592,427	0.72
	i	Other		33,291,203	6.71

				39,052,374	7.87

		TOTAL STRUCTURED ASSETS
		(Cost $90,724,702)		76,542,549	15.43

PREFERRED STOCK

DEPOSITORY INSTITUTIONS e				254,100	0.05

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES e				303,852	0.06

		TOTAL PREFERRED STOCK
		(Cost $4,076,250)		557,952	0.11

Shares		Company

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
437,253	q	TIAA-CREF Institutional High-Yield Fund II		3,677,300	0.74

		TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $4,444,394)		3,677,300	0.74

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
14,024,086		State Street Navigator Securities
		Lending Prime Portfolio		14,024,086	2.83

				14,024,086	2.83

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	125

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

BOND PLUS FUND II ▪ SEPTEMBER 30, 2008

Principal	Issuer	Value	% of net assets

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$7,110,000	Federal Home Loan Bank (FHLB), 10/21/08	$7,108,023	1.43%

		7,108,023	1.43

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $21,125,396)	21,132,109	4.26

	TOTAL PORTFOLIO
	(Cost $531,186,167)	502,974,258	101.38
	OTHER ASSETS & LIABILITIES, NET	(6,843,389)	(1.38)

	NET ASSETS	$496,130,869	100.00%

The following abbreviation is used in portfolio descriptions: NR - Not rated by Moody’s

†	As provided by Moody’s Investors Service (unaudited).

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

e	All or a portion of these securities are out on loan.

g

Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $23,292,566 or 4.69% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating rate or variable rate securities reflects the rate at September 30, 2008.

j	Zero coupon.

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

m	Indicates a security has been deemed illiquid.

n	Defaulted security.

o	Payment in kind.

q	Affiliated fund.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

126	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

SHORT-TERM BOND FUND II ▪ SEPTEMBER 30, 2008

Principal		Issuer	Rating†	Value	% of net assets

BONDS

CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES				$1,355,615	0.52%

BUILDING MATERIALS AND GARDEN SUPPLIES				488,339	0.19

BUSINESS SERVICES				1,386,029	0.54

CHEMICALS AND ALLIED PRODUCTS				2,571,775	0.99

COMMUNICATIONS e				2,043,408	0.79

DEPOSITORY INSTITUTIONS
		BA Covered Bond Issuer
$4,700,000	e,g	5.500%, 06/14/12	Aaa	4,821,072	1.86
		Banco Nacional de Comercio Exterior SNC
1,500,000	e	3.875%, 01/21/09	A1	1,496,250	0.58
		Citigroup, Inc
2,000,000		5.300%, 10/17/12	Aa3	1,780,448	0.69
		JPMorgan Chase & Co
1,250,000	e	3.500%, 03/15/09	Aa2	1,240,546	0.48
		Nationwide Building Society
1,000,000	g	5.500%, 07/18/12	Aaa	1,030,700	0.40
		Wells Fargo & Co
2,375,000		4.375%, 01/31/13	Aa1	2,183,152	0.84
	e,g	Other		5,003,998	1.93

				17,556,166	6.78

ELECTRIC, GAS, AND SANITARY SERVICES
		Ohio Power Co
1,250,000		5.300%, 11/01/10	A3	1,257,650	0.49
	g	Other		1,891,681	0.73

				3,149,331	1.22

FABRICATED METAL PRODUCTS e				1,009,889	0.39

FOOD AND KINDRED PRODUCTS g				4,474,128	1.73

FOOD STORES				300,208	0.12

HOLDING AND OTHER INVESTMENT OFFICES				765,739	0.29

INSURANCE CARRIERS g				1,482,465	0.57

METAL MINING				196,062	0.07

MISCELLANEOUS RETAIL				1,164,715	0.45

NONDEPOSITORY INSTITUTIONS
		American Honda Finance Corp
1,250,000	g	5.125%, 12/15/10	Aa3	1,234,423	0.48
		HSBC Finance Corp
1,250,000	e	5.250%, 01/14/11	Aa3	1,228,174	0.47
	e,i	Other		2,685,891	1.04

				5,148,488	1.99

OIL AND GAS EXTRACTION				1,088,945	0.42

PIPELINES, EXCEPT NATURAL GAS				1,361,864	0.53

PRIMARY METAL INDUSTRIES e,g				236,175	0.09

Principal		Issuer	Rating†	Value	% of net assets

PRINTING AND PUBLISHING e				$985,370	0.38%

RAILROAD TRANSPORTATION e				726,005	0.28

REAL ESTATE g,i				690,000	0.27

SECURITY AND COMMODITY BROKERS
		Merrill Lynch & Co, Inc
$1,250,000		4.125%, 09/10/09	A2	1,199,928	0.46
	i,n	Other		779,612	0.30

				1,979,540	0.76

TOBACCO PRODUCTS				147,831	0.06

TRANSPORTATION BY AIR				297,712	0.11

TRANSPORTATION EQUIPMENT g				620,127	0.24

		TOTAL CORPORATE BONDS
		(Cost $54,122,882)		51,225,926	19.78

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Farm Credit Bank (FFCB)
4,400,000		2.625%, 04/21/11	Aaa	4,306,997	1.66
		Federal Home Loan Bank (FHLB)
2,000,000		5.000%, 10/16/09	Aaa	2,001,556	0.77
3,000,000		3.375%, 06/24/11	Aaa	2,973,330	1.15
3,000,000		5.375%, 08/19/11	Aaa	3,132,354	1.21
4,000,000		3.625%, 09/16/11	Aaa	4,000,748	1.55
		Federal Home Loan Mortgage Corporation (FHLMC)
4,700,000		4.750%, 11/03/09	Aaa	4,779,472	1.85
6,500,000		4.875%, 02/09/10	Aaa	6,645,522	2.57
2,700,000		7.000%, 03/15/10	Aaa	2,845,627	1.10
2,000,000		3.250%, 07/16/10	Aaa	2,003,770	0.77
5,000,000		5.000%, 10/01/10	Aaa	5,000,000	1.93
		Federal National Mortgage Association (FNMA)
3,000,000		5.375%, 08/15/09	Aaa	3,056,991	1.18
3,000,000		4.625%, 12/15/09	Aaa	3,051,519	1.18
5,900,000		7.125%, 06/15/10	Aaa	6,286,981	2.43
3,000,000		2.875%, 10/12/10	Aaa	2,986,278	1.15
2,000,000		3.625%, 02/12/13	Aaa	1,979,792	0.76
7,000,000		Private Export Funding Corp
		4.900%, 12/15/11	Aaa	7,246,918	2.80
2,000,000		Private Export Funding Corp
		3.550%, 04/15/13	Aaa	1,943,018	0.75
		Other		3,069,137	1.19

				67,310,010	26.00

FOREIGN GOVERNMENT BONDS
		Eksportfinans A/S
1,100,000		5.000%, 02/14/12	Aaa	1,130,899	0.44
		International Finance Corp
1,500,000		5.125%, 05/02/11	Aaa	1,599,170	0.62
		Kreditanstalt fuer Wiederaufbau
1,550,000		5.250%, 05/19/09	Aaa	1,578,597	0.61
		Province of Manitoba Canada
1,000,000	e	4.450%, 04/12/10	Aa1	1,025,450	0.39
	e,g	Other		3,281,458	1.27

				8,615,574	3.33

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	127

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SHORT-TERM BOND FUND II ▪ SEPTEMBER 30, 2008

Principal		Issuer	Rating†	Value	% of net assets

MORTGAGE-BACKED SECURITIES				$2,184,546	0.84%

U.S. TREASURY SECURITIES
	k	United States Treasury Inflation Indexed Bonds
$10,314,507		0.875%, 04/15/10		10,132,395	3.91
3,251,400		2.000%, 04/15/12		3,259,275	1.26
		United States Treasury Note/Bond
6,000,000		2.000%, 02/28/10		6,004,686	2.32
3,500,000		2.375%, 08/31/10		3,526,796	1.36
2,500,000		4.500%, 11/30/11		2,656,835	1.03
21,211,000		4.625%, 12/31/11		22,627,831	8.74
13,641,000		2.750%, 02/28/13		13,570,667	5.24
14,274,000		2.500%, 03/31/13		14,045,388	5.42
5,000,000		3.125%, 04/30/13		5,042,970	1.95
1,590,000		3.375%, 06/30/13		1,621,924	0.63
10,200,000		3.375%, 07/31/13		10,385,671	4.01
		Other		927,780	0.36

				93,802,218	36.23

		TOTAL GOVERNMENT BONDS (Cost $169,642,568)		171,912,348	66.40

		TOTAL BONDS (Cost $223,765,450)		223,138,274	86.18

STRUCTURED ASSETS

ASSET BACKED
		Flagstar Home Equity Loan Trust Series 2007–1A (Class AF3)
2,000,000		5.781%, 01/25/35	A2	1,616,083	0.62
		GMAC Mortgage Corporation Loan Trust 2006–HLTV A3
2,000,000		5.590%, 10/25/29	Aa1	1,735,210	0.67
		GMAC Mortgage Corporation Loan Trust
		2006–HLTV A4
2,000,000		5.810%, 10/25/29	A1	1,289,948	0.50
		Marriott Vacation Club Owner Trust
		Series 2006–1A (Class A)
1,619,176		5.737%, 04/20/28	Aaa	1,567,594	0.61
		Residential Funding Mortgage Securities II, Inc
		Series 2006–H12 (Class A3)
4,000,000		5.790%, 02/25/36	Aa3	3,001,966	1.16
		Residential Funding Mortgage Securities II, Inc
		Series 2006–HI3 (Class A2)
2,000,000		5.950%, 02/25/36	Aa1	1,768,813	0.68
	i,m	Other		7,431,553	2.87

				18,411,167	7.11

OTHER MORTGAGE-BACKED SECURITIES
		Morgan Stanley Capital I
		Series 2005–HQ5 (Class A2)
1,097,571		4.809%, 01/14/42	NR	1,078,766	0.42
	i	Other		3,800,480	1.46

				4,879,246	1.88

		TOTAL STRUCTURED ASSETS (Cost $28,467,210)		23,290,413	8.99

Principal		Issuer	Rating†	Value	% of net assets

PREFERRED STOCKS

NONDEPOSITORY INSTITUTIONS e,i				$147,386	0.06%

		TOTAL PREFERRED STOCKS (Cost $1,789,475)		147,386	0.06

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$12,360,000		Federal Home Loan Bank (FHLB), 10/01/08		12,360,000	4.77

				12,360,000	4.77

Shares		Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
10,173,168		State Street Navigator Securities
		Lending Prime Portfolio		10,173,168	3.93

				10,173,168	3.93

		TOTAL SHORT-TERM INVESTMENTS (Cost $22,533,168)		22,533,168	8.70

		TOTAL PORTFOLIO (Cost $276,555,303)		269,109,241	103.93
		OTHER ASSETS & LIABILITIES, NET		(9,336,776)	(3.93)

		NET ASSETS		$259,772,465	100.00%

The following abbreviation is used in portfolio descriptions:

NR - Not rated by Moody’s

†	As provide by Moody’s Investors Service (unaudited)

e	All or a portion of these securities are out on loan.

g

Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $12,107,165 or 4.68% of net assets.

i	Floating rate or variable rate securities reflects the rate at September 30, 2008.

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

m	Indicates a security has been deemed illiquid.

n	Defaulted security.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

128	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

HIGH-YIELD FUND II ▪ SEPTEMBER 30, 2008

Principal		Issuer	Rating†	Value	% of net assets

BANK LOAN OBLIGATIONS h,m				$3,599,520	1.01%

		TOTAL BANK LOAN OBLIGATIONS (Cost $3,990,085)		3,599,520	1.01

CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES g				6,096,183	1.70

APPAREL AND ACCESSORY STORES e				700,960	0.20

AUTO REPAIR, SERVICES AND PARKING e				2,788,910	0.78

AUTOMOTIVE DEALERS AND SERVICE STATIONS
		Autonation, Inc
$2,723,000	e	7.000%, 04/15/14	Ba2	2,369,009	0.66
	e	Other		3,084,588	0.86

				5,453,597	1.52

BUSINESS SERVICES
		Lamar Media Corp
4,750,000	e	7.250%, 01/01/13	Ba3	4,298,750	1.20
	e,g,o	Other		9,811,443	2.74

				14,110,193	3.94

CHEMICALS AND ALLIED PRODUCTS
		Nalco Co
2,510,000		7.750%, 11/15/11	B1	2,459,800	0.69
	e,g,j	Other		8,680,930	2.42

				11,140,730	3.11

COAL MINING
		Consol Energy, Inc
3,225,000		7.875%, 03/01/12	Ba1	3,208,875	0.90
		Griffin Coal Mining Co Pty Ltd
7,676,000	g	9.500%, 12/01/16	Ba3	4,912,640	1.37
		Other		3,495,125	0.98

				11,616,640	3.25

COMMUNICATIONS
		Allbritton Communications Co
4,402,000		7.750%, 12/15/12	B2	3,763,710	1.05
		CSC Holdings, Inc
2,536,000		7.625%, 04/01/11	B1	2,434,560	0.68
		Qwest Communications International, Inc
5,830,000		7.250%, 02/15/11	Ba3	5,523,924	1.55
		Qwest Corp
3,720,000		8.875%, 03/15/12	Ba1	3,645,600	1.02
		Sprint Capital Corp
4,213,000		6.875%, 11/15/28	Baa3	2,822,710	0.79
		Sprint Nextel Corp
4,375,000		6.000%, 12/01/16	Baa3	3,368,750	0.94
		Windstream Corp
2,650,000		8.125%, 08/01/13	Ba3	2,517,500	0.70
	g	Other		14,764,545	4.13

				38,841,299	10.86

DEPOSITORY INSTITUTIONS				1,278,750	0.36

Principal		Issuer	Rating†	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES
		Allied Waste North America, Inc
$3,200,000		7.875%, 04/15/13	B1	$3,176,000	0.89%
		Dynegy Holdings, Inc
3,006,000		8.750%, 02/15/12	B2	2,840,670	0.79
		Edison Mission Energy
2,775,000		7.500%, 06/15/13	B1	2,664,000	0.75
		El Paso Performance-Linked Trust
4,275,000	g	7.750%, 07/15/11	Ba3	4,329,002	1.21
		Intergen NV
3,750,000	g	9.000%, 06/30/17	Ba3	3,749,999	1.05
		NRG Energy, Inc
2,500,000		7.250%, 02/01/14	B1	2,318,750	0.65
		NRG Energy, Inc
2,500,000		7.375%, 02/01/16	B1	2,250,000	0.63
		Sabine Pass LNG LP
3,725,000	e	7.250%, 11/30/13	B2	2,942,750	0.82
	e,g	Other		17,247,024	4.82

				41,518,195	11.61

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
		L-3 Communications Corp
3,500,000		7.625%, 06/15/12	Ba3	3,447,500	0.97
	g	Other		2,442,505	0.68

				5,890,005	1.65

ENGINEERING AND MANAGEMENT SERVICES e				560,000	0.16

FABRICATED METAL PRODUCTS				2,627,438	0.73

FOOD AND KINDRED PRODUCTS e				3,088,390	0.86

FOOD STORES
		Stater Brothers Holdings
4,108,000	e	8.125%, 06/15/12	B2	4,025,840	1.13
		Other		398,310	0.11

				4,424,150	1.24

FURNITURE AND FIXTURES				679,000	0.19

FURNITURE AND HOME FURNISHINGS STORES
		GSC Holdings Corp
3,400,000		8.000%, 10/01/12	Ba1	3,417,000	0.95

				3,417,000	0.95

HEALTH SERVICES
		FMC Finance III S.A.
2,490,000		6.875%, 07/15/17	Ba2	2,396,625	0.67
		HCA, Inc
3,860,000		9.125%, 11/15/14	B2	3,753,850	1.05
	e,h	Other		4,059,000	1.13

				10,209,475	2.85

HOLDING AND OTHER INVESTMENT OFFICES g				1,182,990	0.33

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	129

SUMMARY PORTFOLIO OF INVESTMENTS	continued

HIGH-YIELD FUND II ▪ SEPTEMBER 30, 2008

Principal		Issuer	Rating†	Value	% of net assets

HOTELS AND OTHER LODGING PLACES
		MGM Mirage
$3,250,000		6.750%, 09/01/12	Ba2	$2,543,125	0.71%
	e,g,i	Other		2,490,750	0.70

				5,033,875	1.41

INDUSTRIAL MACHINERY AND EQUIPMENT
		Scientific Games Corp
3,625,000		6.250%, 12/15/12	Ba3	3,498,125	0.98
	g	Other		2,296,040	0.64

				5,794,165	1.62

INSTRUMENTS AND RELATED PRODUCTS e				1,837,140	0.51

JUSTICE, PUBLIC ORDER AND SAFETY				467,500	0.13

LEGAL SERVICES
		FTI Consulting, Inc
2,614,000		7.750%, 10/01/16	Ba2	2,656,478	0.74
		Other		1,528,125	0.43

				4,184,603	1.17

METAL MINING
		Freeport-McMoRan Copper & Gold, Inc
3,400,000		8.250%, 04/01/15	Ba2	3,340,500	0.93
	g	Other		3,377,225	0.95

				6,717,725	1.88

MISCELLANEOUS MANUFACTURING INDUSTRIES
		WMG Acquisition Corp
4,170,000		7.375%, 04/15/14	B3	3,096,225	0.86

				3,096,225	0.86

MISCELLANEOUS RETAIL
		Susser Holdings LLC
3,974,000		10.625%, 12/15/13	B3	3,904,455	1.09

				3,904,455	1.09

NONDEPOSITORY INSTITUTIONS
		Baker & Taylor, Inc
3,390,000	g	11.500%, 07/01/13	B2	2,644,200	0.74
		Ford Motor Credit Co
3,466,000		9.875%, 08/10/11	B1	2,391,154	0.67
	e,g	Other		16,388,957	4.58

				21,424,311	5.99

OIL AND GAS EXTRACTION
		Atlas Energy Resources LLC
2,800,000	g	10.750%, 02/01/18	B3	2,520,000	0.70
		Chesapeake Energy Corp
4,375,000		6.875%, 11/15/20	Ba3	3,740,625	1.05
		Complete Production Services, Inc
3,125,000		8.000%, 12/15/16	B2	2,968,750	0.83
		Denbury Resources, Inc
2,410,000		7.500%, 04/01/13	B1	2,277,450	0.64
900,000	g	Other		12,863,085	3.59

				24,369,910	6.81

Principal		Issuer	Rating†	Value	% of net assets

PAPER AND ALLIED PRODUCTS
		Cenveo Corp
$2,985,000		7.875%, 12/01/13	B3	$2,298,450	0.64%
		Graphic Packaging International, Inc
4,025,000	e	8.500%, 08/15/11	B3	3,823,750	1.07
	g	Other		5,598,970	1.57

				11,721,170	3.28

PERSONAL SERVICES
		Mac-Gray Corp
2,400,000		7.625%, 08/15/15	B3	2,292,000	0.64

				2,292,000	0.64

PETROLEUM AND COAL PRODUCTS
		Frontier Oil Corp
2,500,000		8.500%, 09/15/16	Ba3	2,406,250	0.67
	e	Other		3,253,750	0.91

				5,660,000	1.58

PRIMARY METAL INDUSTRIES g, i				6,664,000	1.86

PRINTING AND PUBLISHING e,g				3,138,540	0.88

SECURITY AND COMMODITY BROKERS
		Nuveen Investments, Inc
4,405,000	g	10.500%, 11/15/15	B3	3,391,850	0.95

				3,391,850	0.95

SOCIAL SERVICES
		Knowledge Learning Corp, Inc
2,780,000	g	7.750%, 02/01/15	B2	2,460,300	0.69

				2,460,300	0.69

STONE, CLAY, AND GLASS PRODUCTS				835,800	0.23

TRANSPORTATION BY AIR
		Bristow Group, Inc
3,278,000		7.500%, 09/15/17	Ba2	2,917,420	0.82

				2,917,420	0.82

TRANSPORTATION EQUIPMENT
		Bombardier, Inc
2,452,000	g	6.750%, 05/01/12	Ba2	2,353,920	0.66
	e,g	Other		5,794,160	1.62

				8,148,080	2.28

WATER TRANSPORTATION
		Gulfmark Offshore, Inc
4,021,000		7.750%, 07/15/14	B1	3,779,740	1.06

				3,779,740	1.06

WHOLESALE TRADE-DURABLE GOODS
		Ace Hardware Corp
4,000,000	g	9.125%, 06/01/16	Ba2	3,420,000	0.96
		IKON Office Solutions, Inc
3,369,000		7.750%, 09/15/15	Ba3	3,520,605	0.98
	g	Other		3,773,550	1.05

				10,714,155	2.99

130	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

HIGH-YIELD FUND II ▪ SEPTEMBER 30, 2008

Principal		Issuer	Rating†	Value	% of net assets

WHOLESALE TRADE-NONDURABLE GOODS
		Inergy LP
$2,750,000		8.250%, 03/01/16	B1	$2,530,000	0.71%
	e,g	Other		7,018,375	1.96

				9,548,375	2.67

		TOTAL CORPORATE BONDS (Cost $361,355,045)		313,725,244	87.69

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
25,350,000		Federal Home Loan Bank (FHLB), 10/01/08		25,350,000	7.08

				25,350,000	7.08

Shares		Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
37,588,738		State Street Navigator Securities
		Lending Prime Portfolio		37,588,738	10.51

				37,588,738	10.51

		TOTAL SHORT-TERM INVESTMENTS (Cost $62,938,738)		62,938,738	17.59

		TOTAL PORTFOLIO (Cost $428,283,868)		380,263,502	106.29
		OTHER ASSETS & LIABILITIES, NET		(22,496,019)	(6.29)

		NET ASSETS		$357,767,483	100.00%

The following abbreviations are used in portfolio descriptions:

LLC - Limited Liability Company
LP - Limited Partnership

†	As provided by Moody’s Investors Service (unaudited).

e	All or a portion of these securities are out on loan.

g

Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $72,685,045 or 20.32% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating rate or variable rate securities reflects the rate at September 30, 2008.

j	Zero coupon.

o	Payment in Kind Bond.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	131

SUMMARY PORTFOLIO OF INVESTMENTS

TAX-EXEMPT BOND FUND II ▪ SEPTEMBER 30, 2008

Principal		Issuer	Rating†	Value	% of net assets

LONG TERM MUNICIPAL BONDS

ALABAMA
		Courtland Industrial Development Board
$2,420,000		5.000%, 11/01/13	Baa3	$2,285,811	0.93%
		Southeast Alabama Gas District
1,785,000		5.000%, 06/01/18	A3	1,709,762	0.69
		Other		413,274	0.17

				4,408,847	1.79

ALASKA				1,471,462	0.60

ARIZONA				3,069,975	1.25

ARKANSAS
		Arkansas Development Finance Authority
1,600,000		5.500%, 12/01/18	NR	1,731,952	0.70
		Other		2,815,827	1.15

				4,547,779	1.85

CALIFORNIA
		Los Angeles Unified School District, COP
1,900,000		5.000%, 10/01/17	Aa3	1,991,124	0.81
		State of California, GO
2,700,000		5.000%, 03/01/17	A1	2,799,305	1.14
	i	Other		3,976,813	1.62

				8,767,242	3.57

COLORADO				106,302	0.04

CONNECTICUT				1,564,692	0.64

DISTRICT OF COLUMBIA
		District of Columbia, GO
2,000,000		5.000%, 06/01/16	Aa3	2,093,100	0.85
		Other		752,159	0.31

				2,845,259	1.16

FLORIDA
		First Governmental Financing Commission
1,600,000		5.500%, 07/01/15	Aa3	1,710,288	0.70
		Florida Department of Transportation
2,200,000		5.000%, 07/01/18	Aa2	2,289,386	0.93
		Florida State Board of Education
1,890,000		5.000%, 07/01/14	Aa3	1,954,638	0.80
		Lake County School Board, COP
2,000,000		5.250%, 06/01/17	Aa3	2,075,959	0.84
		Other		9,464,633	3.85

				17,494,904	7.12

GEORGIA
		City of Atlanta GA
2,080,000		5.500%, 11/01/14	Baa1	2,208,752	0.90
	n	Other		2,924,608	1.19

				5,133,360	2.09

Principal		Issuer	Rating†	Value	% of net assets

ILLINOIS
		Chicago Board of Education, GO
$1,920,000		5.000%, 12/01/17	A1	$2,000,101	0.81%
	i	Other		5,933,126	2.42

				7,933,227	3.23

INDIANA
		Avon Community School Building Corp
2,500,000		5.000%, 07/15/17	Aa3	2,575,049	1.05
		Hammond Multi-School Building Corp
1,520,000		5.000%, 07/15/17	NR	1,582,381	0.64
		Indiana Bond Bank
2,120,000		5.250%, 04/01/19	Aa3	2,203,251	0.90
		South Bend Community School Building Corp
1,615,000		5.000%, 01/15/16	NR	1,677,775	0.68
		Other		9,703,876	3.95

				17,742,332	7.22

KENTUCKY				720,888	0.29

LOUISIANA
		City of New Orleans LA, GO
1,950,000		5.500%, 12/01/21	Baa3	1,801,196	0.74
		Desoto Parish LA
3,020,000		5.000%, 10/01/12	Baa3	2,902,552	1.18
		Other		342,882	0.13

				5,046,630	2.05

MASSACHUSETTS				1,803,540	0.73

MICHIGAN
		Detroit City School District
2,030,000		6.000%, 05/02/21	Aa3	2,170,720	0.88
		L’Anse Creuse Public Schools, GO
1,550,000		5.000%, 05/01/15	Aaa	1,656,377	0.67
	i	Other		10,852,768	4.42

				14,679,865	5.97

MINNESOTA				1,068,850	0.44

MISSISSIPPI
		Mississippi Development Bank Special Obligation
2,000,000		5.000%, 07/01/17	Aa3	2,092,100	0.85
		State of Mississippi, GO
2,175,000		5.000%, 12/01/17	Aa3	2,300,976	0.94
		Other		3,193,873	1.30

				7,586,949	3.09

MISSOURI
		City of Sikeston MO
2,025,000		5.000%, 06/01/22	A2	1,908,056	0.78
		St Louis Regional Convention & Sports
		Complex Authority
2,040,000		5.250%, 08/15/14	Aa3	2,185,289	0.89
		Other		2,823,945	1.15

				6,917,290	2.82

NEBRASKA				2,513,219	1.02

NEVADA				493,350	0.20

132	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

TAX-EXEMPT BOND FUND II ▪ SEPTEMBER 30, 2008

Principal		Issuer	Rating†	Value	% of net assets

NEW JERSEY
		Garden State Preservation Trust
$1,900,000		6.375%, 11/01/15	Aa3	$2,151,921	0.87%
		Other		9,330,150	3.80

				11,482,071	4.67

NEW MEXICO
		New Mexico Finance Authority
1,495,000		5.000%, 12/15/14	Aa2	1,603,433	0.65
		Other		217,019	0.09

				1,820,452	0.74

NEW YORK
		Long Island Power Authority
1,775,000		5.250%, 12/01/14	A3	1,882,068	0.77
		Other		8,063,317	3.28

				9,945,385	4.05

NORTH CAROLINA				1,090,339	0.44

OHIO
		Cincinnati City School District, GO
1,820,000		5.000%, 12/01/16	Aa3	1,917,042	0.78
		State of Ohio
4,000,000		4.950%, 09/01/20	NR	3,576,241	1.46
		Other		4,225,631	1.72

				9,718,914	3.96

OKLAHOMA				140,043	0.06

PENNSYLVANIA
		Carbon County Hospital Authority
1,580,000		5.400%, 11/15/14	Aa3	1,646,644	0.67
		Carbon County Industrial Development
		Authority, AMT
2,060,000		6.650%, 05/01/10	NR	2,088,758	0.85
		Delaware Valley Regional Financial Authority
2,075,000		5.500%, 07/01/12	Aa2	2,201,368	0.89
		Philadelphia School District, GO
2,000,000		5.000%, 06/01/24	Aaa	1,930,360	0.79
		Pittsburgh Urban Redevelopment Authority, ETM
1,600,000		6.000%, 09/01/16	Aaa	1,782,175	0.73
		Other		8,043,823	3.27

				17,693,128	7.20

PUERTO RICO
		Commonwealth of Puerto Rico, GO
2,015,000		5.500%, 07/01/15	Baa3	2,051,128	0.83
		Puerto Rico Highway & Transportation Authority
2,300,000		5.000%, 07/01/14	Baa3	2,300,965	0.94
		Puerto Rico Highway & Transportation Authority
2,000,000		5.250%, 07/01/22	Aaa	1,953,920	0.79
		Puerto Rico Public Buildings Authority
2,670,000	i	5.000%, 07/01/12	Baa3	2,675,207	1.09
		Puerto Rico Public Finance Corp
3,405,000	i	5.750%, 02/01/12	Ba1	3,441,604	1.40
	i	Other		5,543,453	2.26

				17,966,277	7.31

Principal		Issuer	Rating†	Value	% of net assets

RHODE ISLAND				$2,775,317	1.13%

SOUTH CAROLINA				1,937,104	0.79

SOUTH DAKOTA				1,709,565	0.70

TENNESSEE
		Tennessee Energy Acquisition Corp
$4,500,000		5.000%, 09/01/16	Aa3	3,911,670	1.59
		Other		1,509,000	0.62

				5,420,670	2.21

TEXAS
		Alliance Airport Authority, AMT
2,600,000		4.850%, 04/01/21	Baa2	2,068,092	0.84
		Brazos River Authority
4,285,000		4.900%, 10/01/15	A2	4,300,084	1.75
		County of Harris TX
1,500,000		5.000%, 08/15/16	Aa3	1,579,605	0.64
		Harris County Flood Control District, GO
1,840,000		5.250%, 10/01/18	Aa1	1,966,905	0.80
		Humble Independent School District, GO
1,895,000		5.000%, 02/15/18	Aaa	1,985,865	0.81
		SA Energy Acquisition Public Facility Corp
2,000,000		5.500%, 08/01/18	Aa3	1,723,600	0.70
		State of Texas, AMT, GO
2,760,000		5.000%, 08/01/18	Aa1	2,740,790	1.12
		Texas Municipal Gas Acquisition & Supply Corp I
2,500,000		5.250%, 12/15/17	A2	2,217,150	0.90
	i	Other		13,991,144	5.70

				32,573,235	13.26

VERMONT
		Vermont Housing Finance Agency, AMT
1,695,000		5.500%, 11/01/21	Aaa	1,677,406	0.68

				1,677,406	0.68

VIRGIN ISLANDS				824,440	0.34

VIRGINIA				1,229,674	0.50

WASHINGTON
		Port of Seattle WA
3,275,000		5.500%, 09/01/17	A1	3,533,070	1.44
		Other		1,657,053	0.67

				5,190,123	2.11

WISCONSIN				74,255	0.03

		TOTAL LONG-TERM MUNICIPAL BONDS (Cost $249,591,734)		239,184,360	97.35

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	133

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

TAX-EXEMPT BOND FUND II ▪ SEPTEMBER 30, 2008

Principal	Issuer	Value	% of net assets

SHORT-TERM MUNICIPAL BONDS

ALASKA z		$200,000	0.08%

KANAS z		1,825,000	0.74

TEXAS z		210,000	0.09

WYOMING z		920,000	0.37

	TOTAL SHORT-TERM MUNICIPAL BONDS (Cost $3,155,000)	3,155,000	1.28

	TOTAL PORTFOLIO (Cost $252,746,734)	242,339,360	98.63
	OTHER ASSETS AND LIABILITIES, NET	3,364,066	1.37

	NET ASSETS	$245,703,426	100.00%

The following abbreviations are used in portfolio descriptions:

AMT - Alternative Minimum Tax
COP - Certificate of Participation
ETM - Escrowed to Maturity
GO - General Obligation
NR - Not Rated

i	Floating rate or variable rate securities reflects the rate in effect as of September 30, 2008.

n	Defaulted security.

z	Variable rate demand note (VRDN).

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

134	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

INFLATION-LINKED BOND FUND ▪ SEPTEMBER 30, 2008

Principal		Issuer	Value	% of net assets

GOVERNMENT BONDS

U.S. TREASURY SECURITIES
	k	United States Treasury Inflation Indexed Notes
$14,241,617		4.250%, 01/15/10	$14,657,743	2.22%
43,138,672		0.875%, 04/15/10	42,377,016	6.41
18,524,522		3.500%, 01/15/11	19,264,059	2.92
28,043,733		2.375%, 04/15/11	28,363,600	4.29
10,212,009		3.375%, 01/15/12	10,710,642	1.62
21,432,145		2.000%, 04/15/12	21,484,053	3.25
36,615,593		3.000%, 07/15/12	38,111,670	5.77
11,705,625		0.625%, 04/15/13	11,047,183	1.67
32,767,671		1.875%, 07/15/13	32,670,385	4.95
34,023,010		2.000%, 01/15/14	33,953,910	5.14
30,498,322		2.000%, 07/15/14	30,422,076	4.60
30,781,053		1.625%, 01/15/15	29,970,650	4.54
28,379,817		1.875%, 07/15/15	27,938,596	4.23
26,100,353		2.000%, 01/15/16	25,784,304	3.90
29,179,755		2.500%, 07/15/16	29,865,946	4.52
23,082,908		2.375%, 01/15/17	23,277,682	3.52
20,877,732		2.625%, 07/15/17	21,500,808	3.25
20,680,666		1.625%, 01/15/18	19,588,479	2.96
10,606,648		1.375%, 07/15/18	9,797,064	1.48
	k	United States Treasury Inflation Indexed Bonds
42,328,964		2.375%, 01/15/25	41,012,788	6.21
27,064,365		2.000%, 01/15/26	24,711,038	3.74
21,512,189		2.375%, 01/15/27	20,804,632	3.15
20,680,666		1.750%, 01/15/28	18,042,268	2.73
27,480,547		3.625%, 04/15/28	31,615,518	4.79
31,873,085		3.875%, 04/15/29	38,115,715	5.77
8,388,165		3.375%, 04/15/32	9,616,243	1.46

		TOTAL U.S. TREASURY SECURITIES	654,704,068	99.09

		TOTAL GOVERNMENT BONDS (Cost $672,299,045)	654,704,068	99.09

		TOTAL PORTFOLIO (Cost $672,299,045)	654,704,068	99.09
		OTHER ASSETS & LIABILITIES, NET	5,990,397	0.91

		NET ASSETS	$660,694,465	100.00%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	135

SUMMARY PORTFOLIO OF INVESTMENTS

MONEY MARKET FUND ▪ SEPTEMBER 30, 2008

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

BANK ACCEPTANCES
	Bank of America NA
$31,282,000	0.000%, 10/27/08–02/19/09	$31,134,027	2.10%
	JPMorgan Chase Bank NA
23,036,000	0.000%, 10/06/08–12/22/08	22,961,912	1.55
	Other	4,494,200	0.30

		58,590,139	3.95

BANK NOTES
	Wells Fargo Bank NA
10,000,000	2.500%, 10/29/08	10,000,000	0.67

		10,000,000	0.67

CERTIFICATES OF DEPOSIT
	Bank of Nova Scotia
10,000,000	2.670%, 11/18/08	10,000,000	0.67
	Toronto Dominion Bank
10,000,000	2.78%, 12/16/08	10,000,000	0.67
23,545,000	2.600%–2.920%, 10/09/08–01/13/09	23,544,900	1.59
	US Bank NA
10,000,000	2.930%, 02/10/09	10,000,000	0.67
	Other	38,279,898	2.59

		91,824,798	6.19

COMMERCIAL PAPER
	Abbey National LLC
10,000,000	10/31/08	9,976,583	0.67
	American Honda Finance Corp
17,825,000	11/13/08–12/10/08	17,764,718	1.20
	Bank of Nova Scotia
10,000,000	10/3/08	9,998,477	0.67
	Ciesco LLC
12,974,000	11/3/08	12,940,938	0.87
14,351,000	11/4/08	14,313,321	0.97
	Citigroup Funding, Inc
10,000,000	10/9/08	9,993,888	0.67
10,000,000	10/20/08	9,986,014	0.67
28,710,000	10/6/08–1/6/09	28,625,769	1.93
	Danske Corp
25,040,000	10/6/08–1/26/09	24,946,057	1.68
	Dexia Delaware LLC
24,360,000	12/1/08	24,246,489	1.63
	Edison Asset Securitization LLC
10,710,000	10/27/08	10,689,735	0.72
	General Electric Capital Corp
13,595,000	10/21/08	13,575,657	0.92
15,325,000	10/27/08–3/11/09	15,266,453	1.03
	General Electric Co
14,220,000	10/1/08	14,220,000	0.96

Principal	Issuer	Value	% of net assets

COMMERCIAL PAPER—continued
	Govco LLC
$10,000,000	12/17/08	$9,934,764	0.67%
15,000,000	12/23/08	14,883,338	1.00
29,825,000	10/7/08–12/15/08	29,685,911	2.00
	HSBC Finance Corp
10,000,000	10/8/08	9,994,846	0.67
31,800,000	10/10/08–12/8/08	31,700,871	2.14
	IBM Capital, Inc
10,000,000	10/16/08	9,989,375	0.67
	ING US Funding LLC
10,000,000	10/9/08	9,994,022	0.67
10,000,000	10/15/08	9,989,578	0.67
10,000,000	12/9/08	9,946,525	0.67
	Kitty Hawk Funding Corp
10,000,000	10/10/08	9,992,375	0.67
22,754,000	10/2/08–1/13/09	22,702,684	1.53
	Nestle Capital Corp
15,070,000	10/6/08–3/16/09	14,943,304	1.01
	Old Line Funding LLC
13,572,000	11/5/08	13,536,155	0.91
18,048,000	11/12/08–1/8/08	17,949,140	1.21
	Pfizer, Inc
15,000,000	1/5/09	14,910,400	1.00
	Private Export Funding Corp
10,000,000	10/7/08	9,996,266	0.67
27,000,000	11/12/08–1/15/09	26,855,742	1.81
	Procter & Gamble International
15,000,000	10/7/08	14,994,375	1.01
17,480,000	11/6/09–3/03/09	17,399,764	1.17
	Rabobank USA Financial Corp
10,000,000	10/24/08	9,984,539	0.67
	Ranger Funding Co LLC
10,000,000	10/16/08	9,988,626	0.67
24,835,000	10/2/08–1/16/09	24,710,587	1.67
	Royal Bank of Scotland
10,000,000	11/12/08	9,967,800	0.67
10,000,000	12/12/08	9,943,200	0.67
	Toyota Motor Credit Corp
10,000,000	10/29/08	9,980,477	0.67
29,000,000	10/22/08–12/18/08	28,889,279	1.95
	Unilever Capital Corp
19,250,000	10/01/08–12/1/08	19,213,952	1.30
	Wells Fargo & Co
10,000,000	10/7/08	9,995,934	0.67
10,000,000	11/26/08	9,960,333	0.67
	Yorktown Capital LLC
14,000,000	10/23/08	13,976,497	0.94
18,710,000	10/08/08–12/03/08	18,668,341	1.26
	Other	155,241,311	10.46

		846,464,410	57.01

136	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MONEY MARKET FUND ▪ SEPTEMBER 30, 2008

Principal		Issuer	Value	% of net assets

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
$37,510,000		10/8/08	$37,493,078	2.53%
27,100,000		10/15/08	27,075,054	1.82
16,700,000		10/1/08	16,700,000	1.13
9,860,000		10/28/08	9,841,253	0.66
10,000,000		12/5/08	9,953,688	0.67
10,000,000		2/3/09	9,902,778	0.67
18,540,000		10/23/08	18,512,808	1.25
19,000,000		12/4/08	18,898,773	1.27
86,650,000		10/10/08–04/23/09	86,451,736	5.82
		Federal Home Loan Mortgage Corp (FHLMC)
48,008,000		10/20/08–2/20/09	47,816,492	3.22
		Federal National Mortgage Association (FNMA)
15,140,000		10/22/08	15,118,450	1.02
10,000,000		11/7/08	9,975,539	0.67
24,715,000		11/10/08	24,651,015	1.66
20,000,000		11/26/08	19,920,666	1.34
49,528,000		10/08/08–12/22/08	49,367,595	3.32

			401,678,925	27.05

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES
		Federal Farm Credit Bank (FFCB)
10,000,000	i	2.090%, 03/12/09	10,000,000	0.67
		Federal Home Loan Bank (FHLB)
18,500,000	i	2.817%, 09/10/09	18,500,000	1.25
	i	Other	5,000,000	0.34

			33,500,000	2.26

Principal		Issuer	Value	% of net assets

VARIABLE NOTES
		American Express Centurion Bank
$10,000,000	i	2.738%, 10/14/08	$10,000,000	0.67%
		PACCAR Financial Corp
10,000,000	i	2.835%, 04/27/09	9,998,913	0.67
	i	Other	24,000,000	1.62

			43,998,913	2.96

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $1,486,057,185)	1,486,057,185	100.09

		TOTAL PORTFOLIO
		(Cost $1,486,057,185)	1,486,057,185	100.09
		OTHER ASSETS & LIABILITIES, NET	(1,325,344)	(0.09)

		NET ASSETS	$1,484,731,841	100.00%

The following abbreviation is used in portfolio descriptions:

LLC - Limited Liability Company

i	Floating rate or variable rate securities reflects the rate at September 30, 2008.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	137

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ SEPTEMBER 30, 2008

	Growth Equity Fund	Growth & Income Fund	International Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund

ASSETS
Portfolio investments, at cost	$368,483,012	$1,103,086,623	$3,042,160,651	$627,150,449	$1,263,441,012	$653,186,279	$1,312,986,309	$726,729,396	$449,628,448	$585,710,562	$1,223,958,048	$1,316,784,817
Net unrealized appreciation (depreciation) of portfolio investments	(37,014,406)	(38,793,703)	(563,303,451)	(56,087,261)	(166,721,143)	(66,059,445)	(133,963,916)	(53,954,274)	(29,261,079)	(81,289,236)	79,781,916	(76,881,390)

Portfolio investments, at value*	331,468,606	1,064,292,920	2,478,857,200	571,063,188	1,096,719,869	587,126,834	1,179,022,393	672,775,122	420,367,369	504,421,326	1,303,739,964	1,239,903,427
Cash	—	2,062	8,605	2,729,888	—	328,317	—	5,405	346,816	1,472,859	3,124,802	1,573,288
Cash—foreign**	82,223	92,018	629,693	56,532	46,687	1	—	—	—	—	—	—
Receivable from securities transactions	7,188,151	17,485,992	61,128,850	13,035,481	19,245,608	5,385,307	5,716,038	5,361,118	—	7,625	7,883	8,779
Receivable from Fund shares sold	1,769	9,466,950	5,522,716	3,068,748	3,460,837	1,111,803	5,854,472	2,506,116	434,561	1,829,477	1,044,653	1,912,927
Dividends and investment receivable	246,153	1,374,905	5,264,537	447,724	1,598,163	233,349	1,394,847	780,458	369,175	852,432	1,607,607	1,633,912
Due from investment advisor	—	—	—	—	—	—	—	—	—	—	—	—
Tax reclaim receivable	12,062	35,273	2,110,401	33,248	4,932	5,769	2,299	—	—	—	—	—
Receivable for variation margin on open futures contracts	—	—	—	—	—	—	—	212,250	23,258	49,853	121,398	25,839

Total assets	338,998,964	1,092,750,120	2,553,522,002	590,434,809	1,121,076,096	594,191,380	1,191,990,049	681,640,469	421,541,179	508,633,572	1,309,646,307	1,245,058,172

LIABILITIES
Management fees payable	19,589	370,368	884,650	201,344	375,977	197,722	383,688	215,801	12,517	14,779	36,595	36,916
Service agreement fees payable	—	53,792	253,254	10,078	106,102	77,294	146,411	61,395	21,425	24,273	2,942	47,689
Accrued liabilities	106,726	320,119	234,670	359,836	128,691	298,103	108,563	98,950	120,268	125,248	178,257	68,558
Due to bank	3,225,815	—	—	—	10,137,171	—	173,948	—	—	—	—	—
Payable for collateral for securities on loan — Note 1	52,809,272	84,652,629	348,108,847	54,720,145	121,271,866	123,446,519	217,823,796	148,693,566	58,809,555	71,884,796	262,014,961	167,708,591
Payable for securities transactions	5,947,763	21,402,393	119,442,081	18,325,800	12,781,113	4,190,130	9,707,201	5,381,711	—	1,113,116	26,824	1,944,581
Payable for Fund shares redeemed	1,752	535,251	881,570	13,847,206	21,830	755,026	477,667	147,354	79,663	98,615	1,171,476	7,399
Payable for foreign tax withholding	6,610	3,734	421,687	12,083	85	—	7,954	—	—	158	215	—

Total liabilities	62,117,527	107,338,286	470,226,759	87,476,492	144,822,835	128,964,794	228,829,228	154,598,777	59,043,428	73,260,985	263,431,270	169,813,734

NET ASSETS	$276,881,437	$985,411,834	$2,083,295,243	$502,958,317	$976,253,261	$465,226,586	$963,160,821	$527,041,692	$362,497,751	$435,372,587	$1,046,215,037	$1,075,244,438

NET ASSETS CONSIST OF:
Paid-in-capital	$345,522,384	$1,037,385,537	$2,866,545,236	$770,219,671	$1,259,221,483	$556,290,669	$1,108,491,803	$616,456,567	$407,624,848	$513,265,788	$978,564,457	$1,163,840,270
Undistributed (distributions in excess of) net investment income	1,849,764	192,013	50,537,038	(59,615)	15,773,089	(109,667)	7,877,643	1,829,421	3,387,827	9,036,034	13,058,709	17,714,495
Accumulated net realized gain (loss) on total investments	(33,474,933)	(13,372,938)	(270,392,825)	(211,117,632)	(132,019,981)	(24,894,385)	(19,245,349)	(37,026,040)	(19,246,023)	(5,638,753)	(25,151,064)	(29,454,772)
Net unrealized appreciation (depreciation) on total investments	(37,015,778)	(38,792,778)	(563,394,206)	(56,084,107)	(166,721,330)	(66,060,031)	(133,963,276)	(54,218,256)	(29,268,901)	(81,290,482)	79,742,935	(76,855,555)

NET ASSETS	$276,881,437	$985,411,834	$2,083,295,243	$502,958,317	$976,253,261	$465,226,586	$963,160,821	$527,041,692	$362,497,751	$435,372,587	$1,046,215,037	$1,075,244,438

INSTITUTIONAL CLASS:
Net assets	$276,881,437	$218,710,162	$606,528,242	$127,254,513	$401,478,388	$53,843,395	$127,217,524	$190,667,027	$263,713,583	$319,532,785	$697,104,327	$851,271,873
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	40,641,334	26,792,832	69,869,148	14,205,800	34,717,419	3,766,321	8,609,846	15,738,097	24,591,988	26,249,467	80,128,687	63,815,913
Net asset value per share	$6.81	$8.16	$8.68	$8.96	$11.56	$14.30	$14.78	$12.11	$10.72	$12.17	$8.70	$13.34

RETIREMENT CLASS:
Net assets	—	$259,941,860	$1,159,940,373	$31,405,566	$500,287,992	$348,993,247	$683,125,461	$285,643,497	$98,784,168	$115,839,802	$13,486,908	$223,972,565
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	31,505,909	130,271,645	3,526,734	43,446,638	24,715,342	46,496,865	23,900,381	9,163,629	9,415,457	1,530,823	16,877,805
Net asset value per share	—	$8.25	$8.90	$8.90	$11.51	$14.12	$14.69	$11.95	$10.78	$12.30	$8.81	$13.27

RETAIL CLASS:
Net assets	—	$506,759,812	$316,826,628	$344,298,238	$74,486,881	$62,389,944	$152,817,836	$50,731,168	$—	$—	$335,623,802	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	51,550,686	50,920,438	38,542,918	6,613,409	4,409,466	10,499,336	4,258,947	—	—	38,008,140	—
Net asset value per share	—	$9.83	$6.22	$8.93	$11.26	$14.15	$14.56	$11.91	—	—	$8.83	—

* Includes securities loaned of:	$54,123,200	$85,920,608	$332,919,811	$56,958,906	$128,160,888	$124,572,510	$221,942,816	$149,696,251	$59,261,948	$74,583,197	$265,161,243	$171,533,687
** Cost:	$84,653	$93,301	$639,692	$56,710	$46,875	$1	$—	$—	$—	$—	$—	$—

138	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	139

STATEMENTS OF ASSETS AND LIABILITIES	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ SEPTEMBER 30, 2008

	Mid-Cap Growth Index Fund	Mid-Cap Value Index Fund	Mid-Cap Blend Index Fund	Small-Cap Growth Index Fund	Small-Cap Value Index Fund	Small-Cap Blend Index Fund	International Equity Index Fund	Enhanced International Equity Index Fund	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Social Choice Equity Fund	Real Estate Securities Fund

ASSETS
Portfolio investments, at cost	$103,185,954	$302,434,226	$254,572,694	$186,857,019	$255,377,705	$299,938,161	$1,139,111,757	$210,111,533	$182,873,692	$173,212,054	$663,076,602	$586,444,996
Net unrealized appreciation (depreciation) of portfolio investments	(7,534,203)	(35,313,640)	(22,327,323)	(5,979,449)	(23,343,635)	(27,541,753)	(131,461,427)	(45,093,490)	(21,044,231)	(15,276,137)	(47,678,637)	(42,632,137)

Portfolio investments, at value*	95,651,751	267,120,586	232,245,371	180,877,570	232,034,070	272,396,408	1,007,650,330	165,018,043	161,829,461	157,935,917	615,397,965	543,812,859
Cash	179,847	1,548,943	1,093,256	968,242	1,918,774	3,159,629	2,615,464	—	595,814	629,354	9,128	6,959
Cash—foreign **	—	—	—	—	—	—	1,003,670	396,263	110	—	—	1
Receivable from securities transactions	12,333	11,785	30,072	11,823	108,404	45,593	33,412	3,566,974	—	513,943	35,944	16,979,002
Receivable from Fund shares sold	1,356,464	1,450,564	1,025,780	757,567	796,200	1,558,821	2,278,300	628,295	1,908,531	2,503,074	1,596,582	1,098,068
Dividends and investment receivable	65,195	488,987	294,132	116,990	417,298	346,464	3,337,215	649,586	155,253	308,348	712,580	1,810,608
Due from investment advisor	—	—	—	—	—	39,763	—	—	—	—	—	—
Tax reclaim receivable	—	—	—	—	—	—	256,260	69,649	—	—	—	1,206
Receivable for variation margin on open futures contracts	6,400	48,000	35,710	31,808	79,536	128,226	—	—	—	—	—	—

Total assets	97,271,990	270,668,865	234,724,321	182,764,000	235,354,282	277,674,904	1,017,174,651	170,328,810	164,489,169	161,890,636	617,752,199	563,708,703

LIABILITIES
Management fees payable	2,580	7,129	6,270	4,829	6,096	7,391	28,645	63,678	47,850	45,425	77,784	220,345
Service agreement fees payable	6,073	17,098	19,526	12,059	16,033	14,541	88,721	—	—	—	62,040	35,316
Accrued liabilities	108,143	114,925	113,800	102,517	110,754	62,310	62,029	130,641	121,726	123,494	128,939	161,054
Due to bank	—	—	—	—	—	—	—	313,481	—	—	—	—
Payable for collateral for securities on loan — Note 1	22,030,041	61,712,699	53,598,430	41,435,931	52,780,493	59,212,829	185,835,083	—	—	—	—	15,796,807
Payable for securities transactions	394,451	30,840	369,902	787,862	843,470	1,693,329	4,342,456	3,373,014	2,135,638	3,281,359	6,543,051	14,220,445
Payable for Fund shares redeemed	24,732	22,998	29,419	2,563	6,756	92,215	342,651	—	—	—	23,739	253,185
Payable for foreign tax withholding	—	263	120	—	124	75	141,484	30,249	—	50	86	—

Total liabilities	22,566,020	61,905,952	54,137,467	42,345,761	53,763,726	61,082,690	190,841,069	3,911,063	2,305,214	3,450,328	6,835,639	30,687,152

NET ASSETS	$74,705,970	$208,762,913	$180,586,854	$140,418,239	$181,590,556	$216,592,214	$826,333,582	$166,417,747	$162,183,955	$158,440,308	$610,916,560	$533,021,551

NET ASSETS CONSIST OF:
Paid-in-capital	$83,517,559	$244,461,454	$197,426,648	$143,336,433	$200,228,380	$233,178,646	$946,790,794	$217,956,844	$189,822,008	$177,600,571	$666,024,222	$627,129,380
Undistributed (distributions in excess of) net investment income	556,371	3,447,640	1,974,375	827,880	2,499,118	2,399,794	24,745,270	2,814,505	621,862	1,606,739	7,383,810	(5,235,730)
Accumulated net realized gain (loss) on total investments	(1,829,448)	(3,792,575)	3,500,165	2,224,670	2,251,943	8,626,348	(13,635,191)	(9,237,710)	(7,215,684)	(5,490,865)	(14,812,836)	(46,239,815)
Net unrealized appreciation (depreciation) on total investments	(7,538,512)	(35,353,606)	(22,314,334)	(5,970,744)	(23,388,885)	(27,612,574)	(131,567,291)	(45,115,892)	(21,044,231)	(15,276,137)	(47,678,636)	(42,632,284)

NET ASSETS	$74,705,970	$208,762,913	$180,586,854	$140,418,239	$181,590,556	$216,592,214	$826,333,582	$166,417,747	$162,183,955	$158,440,308	$610,916,560	$533,021,551

INSTITUTIONAL CLASS:
Net assets	$47,090,516	$128,777,494	$89,638,034	$83,331,399	$103,900,026	$147,458,208	$411,451,143	$166,417,747	$162,183,955	$158,440,308	$165,991,102	$242,866,999
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,098,333	10,173,770	6,319,063	6,763,328	9,371,488	11,424,144	25,579,012	24,292,703	20,301,423	19,721,619	17,077,923	23,116,658
Net asset value per share	$11.49	$12.66	$14.19	$12.32	$11.09	$12.91	$16.09	$6.85	$7.99	$8.03	$9.72	$10.51

RETIREMENT CLASS:
Net assets	$27,615,454	$79,985,419	$90,948,820	$57,086,840	$77,690,530	$69,134,006	$414,882,439	$—	$—	$—	$294,802,837	$172,078,287
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,418,890	6,237,857	6,370,700	4,325,463	6,906,914	5,346,769	25,416,789	—	—	—	30,040,420	15,914,299
Net asset value per share	$11.42	$12.82	$14.28	$13.20	$11.25	$12.93	$16.32	—	—	—	$9.81	$10.81

RETAIL CLASS:
Net assets	—	—	—	—	—	—	—	—	—	—	$150,122,621	$118,076,265
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	—	—	—	—	—	—	—	—	16,703,021	11,286,123
Net asset value per share	—	—	—	—	—	—	—	—	—	—	$8.99	$10.46

* Includes securities loaned of:	$22,215,103	$63,249,233	$54,704,264	$41,180,199	$52,822,525	$58,982,139	$173,784,643	$—	$—	$—	$—	$16,373,680
** Cost:	$—	$—	$—	$—	$—	$—	$1,033,886	$396,775	$110	$—	$—	$1

140	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	141

STATEMENTS OF ASSETS AND LIABILITIES	concluded

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ SEPTEMBER 30, 2008

	Managed Allocation Fund II	Bond Fund	Bond Plus Fund II	Short-Term Bond Fund II	High-Yield Fund II	Tax-Exempt Bond Fund II	Inflation-Linked Bond Fund	Money Market Fund

ASSETS
Portfolio investments, at cost	$—	$2,081,325,288	$526,741,773	$276,555,303	$428,283,868	$252,746,734	$672,299,045	$1,486,057,185
Affiliated investments, at cost	572,629,751		4,444,394
Net unrealized appreciation (depreciation) of portfolio investments	(66,545,465)	(56,477,564)	(28,211,909)	(7,446,062)	(48,020,366)	(10,407,374)	(17,594,977)	—

Portfolio investments, at value*	506,084,286	2,024,847,724	502,974,258	269,109,241	380,263,502	242,339,360	654,704,068	1,486,057,185
Cash	—	36,315,472	16,583,495	—	11,773	22,824	2,339,768	229,212
Receivable from securities transactions	2,796,858	14,928,259	3,492,277	205,130	12,002,089	476,132	—	—
Receivable from Fund shares sold	31,528	1,652,034	98,297	530,383	508,012	14,666	1,496,801	5,522,059
Dividends and investment receivable	874,590	15,409,234	4,690,336	2,403,012	8,201,299	3,691,978	4,181,258	874,993
Due from investment advisor	146,897	—	9,583	2,093	—	2,521	—	—
Tax reclaim receivable	—	—	—	—	—	—	—	—
Receivable for variation margin on open futures contracts	—	—	—	—	—	—	—	—

Total assets	509,934,159	2,093,152,723	527,848,246	272,249,859	400,986,675	246,547,481	662,721,895	1,492,683,449

LIABILITIES
Management fees payable	—	478,913	125,273	54,341	104,994	62,902	165,762	121,787
Service agreement fees payable	2,922	5,808	2,071	3,891	6,072	—	17,970	18,645
Accrued liabilities	215,063	109,120	224,808	110,526	125,676	94,462	98,572	192,460
Due to bank	1,342,129	—	—	1,745	—	—	—	—
Payable for collateral for securities on loan — Note 1	—	41,627,846	14,024,086	10,173,168	37,588,738	—	—	—
Payable for securities transactions	3,248,448	104,630,860	14,381,313	—	4,352,867	—	—	—
Payable for Fund shares redeemed	275,492	12,657,222	2,865,659	1,980,801	532,429	537,198	1,745,126	7,580,983
Income distribution payable	—	393,036	94,167	152,922	508,416	149,493	—	37,733
Payable for foreign tax withholding	—	—	—	—	—	—	—	—

Total liabilities	5,084,054	159,902,805	31,717,377	12,477,394	43,219,192	844,055	2,027,430	7,951,608

NET ASSETS	$504,850,105	$1,933,249,918	$496,130,869	$259,772,465	$357,767,483	$245,703,426	$660,694,465	$1,484,731,841

NET ASSETS CONSIST OF:
Paid-in-capital	$577,035,157	$2,016,188,551	$540,364,980	$272,319,051	$424,445,892	$255,980,664	$683,583,307	$1,484,746,219
Undistributed (distributions in excess of) net investment income	0	6,416	38,010	(8,079)	(298,190)	45,740	28,538	(9,047)
Accumulated net realized gain (loss) on total investments	(5,639,587)	(26,467,485)	(16,060,212)	(5,092,445)	(18,359,853)	84,396	(5,322,403)	(5,331)
Net unrealized appreciation (depreciation) on total investments	(66,545,465)	(56,477,564)	(28,211,909)	(7,446,062)	(48,020,366)	(10,407,374)	(17,594,977)	—

NET ASSETS	$504,850,105	$1,933,249,918	$496,130,869	$259,772,465	$357,767,483	$245,703,426	$660,694,465	$1,484,731,841

INSTITUTIONAL CLASS:
Net assets	$1,832,251	$1,883,323,157	$245,034,713	$135,936,429	$228,047,533	$66,143,961	$440,992,629	$293,536,785
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	206,817	194,658,737	26,110,401	13,906,057	27,125,701	6,829,495	43,776,288	293,537,447
Net asset value per share	$8.86	$9.67	$9.38	$9.78	$8.41	$9.69	$10.07	$1.00

RETIREMENT CLASS:
Net assets	$13,678,045	$28,760,399	$9,913,344	$19,751,884	$28,694,366	$—	$88,126,617	$97,831,677
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,544,030	2,923,211	1,055,333	2,018,792	3,412,946	—	8,653,820	97,831,252
Net asset value per share	$8.86	$9.84	$9.39	$9.78	$8.41	—	$10.18	$1.00

RETAIL CLASS:
Net assets	$489,339,809	$21,166,362	$241,182,812	$104,084,152	$101,025,584	$179,559,465	$131,575,219	$1,093,363,379
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	55,094,438	2,153,815	25,648,720	10,639,089	11,967,241	18,515,220	13,284,066	1,093,358,995
Net asset value per share	$8.88	$9.83	$9.40	$9.78	$8.44	$9.70	$9.90	$1.00

* Includes securities loaned of:	$—	$40,439,881	$13,592,650	$9,968,052	$36,484,041	$—	$—	$—

142	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	143

STATEMENTS OF OPERATIONS

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE YEAR ENDED SEPTEMBER 30, 2008

	Growth Equity Fund	Growth & Income Fund	International Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund

INVESTMENT INCOME
Dividends	$3,982,136	$17,832,913	$76,887,601	$6,546,505	$26,627,002	$3,690,534	$18,280,704	$5,607,333	$4,727,663	$12,674,173	$23,708,231	$24,338,517
Foreign taxes withheld	(74,085)	(78,592)	(8,152,826)	(115,755)	(104,592)	(11,159)	(240,808)	(57)	—	(1,020)	(1,611)	—
Interest	121,221	159,506	890,431	59,340	76,905	67,690	417,746	130,795	79,657	108,601	378,375	360,607
Income from securities lending	135,041	680,128	4,327,807	163,541	891,635	616,940	1,717,712	1,612,442	215,631	332,404	1,279,202	412,235

Total income	4,164,313	18,593,955	73,953,013	6,653,631	27,490,950	4,364,005	20,175,354	7,350,513	5,022,951	13,114,158	25,364,197	25,111,359

EXPENSES
Investment management fees	300,601	4,412,201	12,870,241	2,801,908	4,894,499	2,432,781	4,142,419	2,442,824	151,091	179,519	485,648	460,847
Service agreement fees — Retirement Class	—	617,834	3,528,130	130,183	1,248,387	931,939	1,554,536	668,843	252,843	261,705	30,219	580,921
Distribution fees — Retail Class	—	1,118,316	893,959	791,052	126,947	115,891	260,890	80,352	—	—	767,046	—
Fund administration fees	25,097	24,987	21,947	24,982	25,195	25,121	27,110	22,890	27,109	27,109	22,497	22,705
Custody fees	29,215	50,171	422,083	23,414	54,144	38,220	29,039	26,442	19,395	24,114	87,267	15,428
Audit fees	89,815	95,636	115,000	87,169	70,918	65,239	68,199	64,139	66,346	68,994	102,606	69,923
Legal fees	25,388	25,388	23,548	25,388	25,388	25,387	25,388	25,388	25,388	25,388	25,388	25,388
Report printing and mailing expenses	9,501	175,825	113,054	201,372	31,037	29,698	41,354	28,048	10,155	10,252	81,808	10,159
Transfer agency fees and expenses — Institutional Class	346	1,033	3,031	7	915	398	1,016	4,718	1,713	2,990	2,828	2,186
Transfer agency fees and expenses — Retirement Class	—	1,016	3,857	5,876	25,337	178	369	1,026	637	390	325	245
Transfer agency fees and expenses — Retail Class	—	1,062,484	676,470	1,219,746	140,450	141,370	199,797	108,002	—	—	460,618	—
Trustee fees and expenses	5,870	5,880	5,822	5,880	5,880	5,880	5,880	5,880	5,453	5,880	5,880	5,880
Compliance fees	5,218	4,742	4,521	4,747	4,519	4,744	4,788	4,694	4,787	4,787	6,005	6,031
Interest expense	44,628	14,547	619,395	55,309	87,777	48,306	64,326	12,684	3,322	4,660	7,821	5,544
Registration fees	38,078	118,250	199,522	92,249	114,752	102,216	135,010	85,744	63,347	65,482	73,273	76,243
Other expenses	1,023	1,024	1,024	1,024	1,024	1,023	1,024	1,024	1,024	1,024	1,024	1,024

Total expenses before expense reimbursement	574,780	7,729,334	19,501,604	5,470,306	6,857,169	3,968,391	6,561,145	3,582,698	632,610	682,294	2,160,253	1,282,524
Less: Expenses reimbursed by the investment advisor	—	—	—	(342,555)	—	(29,491)	(40,473)	(849)	(5,051)	(1,500)	—	—
Fee waiver by investment advisor and TPIS	—	(3,195,671)	(893,959)	(2,177,336)	(126,947)	(115,891)	(260,890)	(80,352)	—	—	(767,046)	—

Net expenses	574,780	4,533,663	18,607,645	2,950,415	6,730,222	3,823,009	6,259,782	3,501,497	627,559	680,794	1,393,207	1,282,524

Net investment income	3,589,533	14,060,292	55,345,368	3,703,216	20,760,728	540,996	13,915,572	3,849,016	4,395,392	12,433,364	23,970,990	23,828,835

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from:
Portfolio investments	(9,432,260)	30,049,584	(169,246,597)	(4,204,140)	(126,562,872)	(19,313,709)	(14,325,241)	(36,322,286)	(18,155,390)	(3,907,961)	(12,986,178)	(21,381,590)
Futures transactions	—	—	—	—	—	—	—	329,886	(291,665)	(550,585)	(3,989,005)	(2,050,162)
Foreign currency transactions	(29,802)	29,441	(3,375,901)	(54,668)	(91,912)	(21,088)	(10,008)	—	(19)	—	(22)	—

Net realized gain (loss) on total investments	(9,462,062)	30,079,025	(172,622,498)	(4,258,808)	(126,654,784)	(19,334,797)	(14,335,249)	(35,992,400)	(18,447,074)	(4,458,546)	(16,975,205)	(23,431,752)

Change in unrealized appreciation (depreciation) from:
Portfolio investments	(70,080,460)	(239,402,931)	(892,592,684)	(140,176,671)	(230,696,469)	(127,987,344)	(233,997,826)	(53,110,289)	(75,189,975)	(128,524,539)	(293,864,801)	(284,256,073)
Futures transactions	—	—	—	—	—	—	—	(641,345)	(8,514)	(75,268)	(39,394)	(414,615)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(3,441)	(78,965)	(12,634)	(3,087)	(9,701)	7	(8,584)	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	(70,083,901)	(239,481,896)	(892,605,318)	(140,179,758)	(230,706,170)	(127,987,337)	(234,006,410)	(53,751,634)	(75,198,489)	(128,599,807)	(293,904,195)	(284,670,688)

Net realized and unrealized gain (loss) on total investments	(79,545,963)	(209,402,871)	(1,065,227,816)	(144,438,566)	(357,360,954)	(147,322,134)	(248,341,659)	(89,744,034)	(93,645,563)	(133,058,353)	(310,879,400)	(308,102,440)

Net increase (decrease) in net assets resulting from operations	$(75,956,430)	$(195,342,579)	$(1,009,882,448)	$(140,735,350)	$(336,600,226)	$(146,781,138)	$(234,426,087)	$(85,895,018)	$(89,250,171)	$(120,624,989)	$(286,908,410)	$(284,273,605)

144	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	145

STATEMENTS OF OPERATIONS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30, 2008

	Mid-Cap Growth Index Fund	Mid-Cap Value Index Fund	Mid-Cap Blend Index Fund	Small-Cap Growth Index Fund	Small-Cap Value Index Fund	Small-Cap Blend Index Fund	International Equity Index Fund	Enhanced International Equity Index Fund *	Enhanced Large-Cap Growth Index Fund *	Enhanced Large-Cap Value Index Fund *	Social Choice Equity Fund	Real Estate Securities Fund

INVESTMENT INCOME
Dividends	$702,330	$4,732,056	$2,897,058	$819,130	$3,225,157	$2,761,708	$33,363,621	$3,676,812	$912,532	$1,873,171	$11,491,342	$16,419,105
Foreign taxes withheld	—	(1,715)	(735)	—	(1,360)	(865)	(2,744,587)	(272,098)	—	(115)	(686)	(47,032)
Interest	16,066	59,812	46,683	38,346	42,663	109,347	97,699	49,626	39,755	38,141	132,200	232,120
Income from securities lending	144,072	410,308	318,532	624,246	625,978	956,593	1,945,081	—	—	—	—	96,452

Total income	862,468	5,200,461	3,261,538	1,481,722	3,892,438	3,826,783	32,661,814	3,454,340	952,287	1,911,197	11,622,856	16,700,645

EXPENSES
Investment management fees	29,922	77,386	75,741	54,290	63,966	89,641	355,933	347,475	256,606	224,876	860,749	2,762,630
Service agreement fees — Retirement Class	66,991	165,016	218,840	111,955	149,520	147,443	965,085	—	—	—	558,403	422,171
Distribution fees — Retail Class	—	—	—	—	—	—	—	—	—	—	307,341	210,267
Fund administration fees	22,705	23,041	23,041	23,041	23,041	23,041	23,001	14,151	14,151	14,151	22,841	23,042
Custody fees	12,208	23,492	31,391	72,883	70,527	65,842	322,446	96,848	36,411	37,010	23,428	29,389
Audit fees	59,707	62,367	62,767	62,890	62,813	64,237	68,355	52,004	52,004	52,004	95,042	73,568
Legal fees	28,796	28,796	28,796	25,388	25,388	25,388	23,548	30,038	29,662	29,703	25,388	25,388
Report printing and mailing expenses	10,009	10,026	10,187	9,978	9,987	10,429	10,600	84	84	84	26,037	42,648
Transfer agency fees and expenses — Institutional Class	499	980	171	14	78	3,506	8,007	564	603	671	1,135	3,899
Transfer agency fees and expenses — Retirement Class	719	327	4	415	259	352	460	—	—	—	515	311
Transfer agency fees and expenses — Retail Class	—	—	—	—	—	—	—	—	—	—	161,475	198,882
Trustee fees and expenses	5,743	5,768	5,861	5,670	5,757	5,880	5,881	4,171	4,171	4,171	5,880	5,880
Compliance fees	4,609	4,718	4,726	4,628	4,718	4,795	5,940	4,960	4,960	4,966	6,053	6,068
Interest expense	5,871	2,674	6,941	2,251	3,129	4,645	13,548	597	18	9	5,577	7,294
Registration fees	58,628	64,631	67,048	62,374	63,288	59,002	93,809	7,254	6,991	7,138	101,246	97,759
Other expenses	1,023	1,023	1,023	1,024	1,024	1,024	945	1,024	1,024	1,023	1,023	1,024

Total expenses before expense reimbursement	307,430	470,245	536,537	436,801	483,495	505,225	1,897,558	559,170	406,685	375,806	2,202,133	3,910,220
Less: Expenses reimbursed by the investment advisor	(166,842)	(117,097)	(132,260)	(195,085)	(178,626)	(133,332)	—	(134,478)	(113,421)	(118,806)	(43,440)	—
Fee waiver by investment advisor and TPIS	—	—	—	—	—	—	—	—	—	—	(307,341)	(210,267)

Net expenses	140,588	353,148	404,277	241,716	304,869	371,893	1,897,558	424,692	293,264	257,000	1,851,352	3,699,953

Net investment income	721,880	4,847,313	2,857,261	1,240,006	3,587,569	3,454,890	30,764,256	3,029,648	659,023	1,654,197	9,771,504	13,000,692

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from:
Portfolio investments	(855,606)	(2,840,245)	5,347,965	3,040,775	2,756,413	9,432,850	(9,871,279)	(9,232,083)	(7,215,684)	(5,490,865)	(14,204,737)	(38,439,031)
Futures transactions	(102,534)	(368,042)	(212,832)	57,658	(75,820)	328,775	(1,635)	—	(1)	—	—	—
Foreign currency transactions	(8)	—	(21)	—	22	—	(358,030)	(186,540)	—	—	(43)	26,277

Net realized gain (loss) on total investments	(958,148)	(3,208,287)	5,135,112	3,098,433	2,680,615	9,761,625	(10,230,944)	(9,418,623)	(7,215,685)	(5,490,865)	(14,204,780)	(38,412,754)

Change in unrealized appreciation (depreciation) from:
Portfolio investments	(21,782,796)	(46,081,208)	(56,571,959)	(29,763,711)	(26,101,475)	(46,929,671)	(331,111,452)	(45,093,490)	(21,044,231)	(15,276,137)	(117,637,022)	(60,287,107)
Futures transactions	(5,652)	(85,847)	(33,569)	5,674	(45,250)	(70,821)	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—	—	—	(3,807)	(158,721)	(22,402)	—	—	—	(57,352)

Net change in unrealized appreciation (depreciation) on total investments	(21,788,448)	(46,167,055)	(56,605,528)	(29,758,037)	(26,146,725)	(47,004,299)	(331,270,173)	(45,115,892)	(21,044,231)	(15,276,137)	(117,637,022)	(60,344,459)

Net realized and unrealized gain (loss) on total investments	(22,746,596)	(49,375,342)	(51,470,416)	(26,659,604)	(23,466,110)	(37,242,674)	(341,501,117)	(54,534,515)	(28,259,916)	(20,767,002)	(131,841,802)	(98,757,213)

Net increase (decrease) in net assets resulting from operations	$(22,024,716)	$(44,528,029)	$(48,613,155)	$(25,419,598)	$(19,878,541)	$(33,787,784)	$(310,736,861)	$(51,504,867)	$(27,600,893)	$(19,112,805)	$(122,070,298)	$(85,756,521)

* Commenced operations on November 30, 2007.

146	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	147

STATEMENTS OF OPERATIONS	concluded

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE YEAR ENDED SEPTEMBER 30, 2008

	Managed Allocation Fund II	Bond Fund	Bond Plus Fund II	Short-Term Bond Fund II	High-Yield Fund II	Tax-Exempt Bond Fund II	Inflation-Linked Bond Fund	Money Market Fund

INVESTMENT INCOME
Dividends	$—	$1,016,628	$334,901	$154,507	$—	$—	$—	$—
Dividends from affiliated investment companies	18,804,591	—	323,291	—	—	—	—	—
Foreign taxes withheld	—	—	—	—	—	—	—	—
Interest	5,443	92,693,504	29,006,617	13,012,586	31,858,558	10,173,987	44,018,964	52,316,198
Income from securities lending	—	95,474	43,178	26,503	352,901	—	—	—

Total income	18,810,034	93,805,606	29,707,987	13,193,596	32,211,459	10,173,987	44,018,964	52,316,198

EXPENSES
Investment management fees	—	5,422,762	1,613,373	690,674	1,334,945	787,771	1,828,887	1,468,938
Service agreement fees — Retirement Class	38,450	46,229	24,064	44,521	56,312	—	138,130	237,089
Distribution fees — Retail Class	1,125,842	27,559	501,465	203,326	230,738	361,787	136,771	2,060,203
Fund administration fees	22,549	23,202	22,550	22,214	22,214	22,214	22,395	22,421
Custody fees	9,089	87,727	74,332	27,598	26,214	28,191	8,968	33,689
Audit fees	93,605	85,526	101,706	97,180	100,197	97,323	67,222	88,231
Legal fees	23,774	23,547	23,547	23,548	23,547	23,548	23,548	25,167
Report printing and mailing expenses	112,708	11,578	71,626	31,312	29,029	25,487	22,212	163,072
Transfer agency fees and expenses — Institutional Class	224	13,944	157	763	817	160	3,325	1,401
Transfer agency fees and expenses — Retirement Class	318	302	330	771	398	—	548	245
Transfer agency fees and expenses — Retail Class	653,697	10,719	426,696	111,280	99,464	86,239	94,335	898,031
Trustee fees and expenses	5,881	5,008	5,881	5,880	5,882	5,880	5,761	5,641
Compliance fees	5,901	4,524	4,522	5,868	4,521	4,544	4,765	4,812
Interest expense	11,503	25,923	9,217	6,569	2,462	3,796	2,488	3,049
Registration fees	68,692	103,118	96,203	104,076	93,443	80,107	77,503	229,370
Other expenses	1,024	1,024	1,024	1,024	1,023	1,024	1,024	1,873

Total expenses before expense reimbursement	2,173,257	5,892,692	2,976,693	1,376,604	2,031,206	1,528,071	2,437,882	5,243,232
Less: Expenses reimbursed by the investment advisor	(1,009,990)	—	(334,466)	(198,774)	(117,497)	(162,719)	—	—
Fee waiver by investment advisor and TPIS	(1,125,842)	(27,559)	(501,465)	(203,326)	(230,738)	(361,787)	(136,771)	(2,060,203)

Net expenses	37,425	5,865,133	2,140,762	974,504	1,682,971	1,003,565	2,301,111	3,183,029

Net investment income	18,772,609	87,940,473	27,567,225	12,219,092	30,528,488	9,170,422	41,717,853	49,133,169

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from:
Portfolio investments	—	(6,013,983)	(9,282,384)	485,605	(17,660,833)	710,864	1,687,887	5,526
Sale of investment in affiliated investment companies	(13,456,114)	—	—	—	—	—	—	—
Distributions from investment in affiliated investment companies	23,159,023	—	5,301	—	—	—	—	—

Net realized gain (loss) on total investments	9,702,909	(6,013,983)	(9,277,083)	485,605	(17,660,833)	710,864	1,687,887	5,526

Change in unrealized appreciation (depreciation) from:
Portfolio investments	—	(49,353,688)	(23,352,938)	(7,523,427)	(44,694,794)	(11,961,745)	(14,658,109)	—
Investment in affiliated investment companies	(133,929,965)	—	—	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	(133,929,965)	(49,353,688)	(23,352,938)	(7,523,427)	(44,694,794)	(11,961,745)	(14,658,109)	—

Net realized and unrealized gain (loss) from total investments	(124,227,056)	(55,367,671)	(32,630,021)	(7,037,822)	(62,355,627)	(11,250,881)	(12,970,222)	5,526

Net increase (decrease) in net assets resulting from operations	$(105,454,447)	$32,572,802	$(5,062,796)	$5,181,270	$(31,827,139)	$(2,080,459)	$28,747,631	$49,138,695

148	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	149

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE YEAR ENDED SEPTEMBER 30

		Growth Equity Fund		Growth & Income Fund		International Equity Fund		Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Growth Fund

		2008	2007	2008	2007	2008	2007	2008	2007	2008	2007	2008	2007

OPERATIONS
Net investment income		$3,589,533	$1,927,433	$14,060,292	$7,995,966	$55,345,368	$25,883,303	$3,703,216	$2,369,182	$20,760,728	$13,993,771	$540,996	$(9,309)
Net realized gain (loss) on total investments		(9,462,062)	13,242,950	30,079,025	31,957,259	(172,622,498)	319,747,104	(4,258,808)	53,397,379	(126,654,784)	87,965,734	(19,334,797)	32,826,240
Net change in unrealized appreciation (depreciation) on total investments		(70,083,901)	32,773,945	(239,481,896)	69,908,060	(892,605,318)	44,547,768	(140,179,758)	13,003,877	(230,706,170)	940,114	(127,987,337)	38,707,295

Net increase (decrease) from operations		(75,956,430)	47,944,328	(195,342,579)	109,861,285	(1,009,882,448)	390,178,175	(140,735,350)	68,770,438	(336,600,226)	102,899,619	(146,781,138)	71,524,226

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(2,399,099)	(1,078,879)	(2,695,895)	(1,794,692)	(8,763,086)	(6,946,277)	(1,090,774)	(65,305)	(8,313,447)	(2,098,005)	(93,716)	(106,538)
	Retirement Class	—	—	(3,892,675)	(2,122,322)	(12,014,778)	(8,247,612)	(316,307)	(14,070)	(6,593,850)	(4,455,495)	(93,104)	(182,540)
	Retail Class	—	—	(7,787,685)	(4,056,288)	(6,864,011)	(442,273)	(2,147,791)	(14,258)	(1,511,831)	(3,203,862)	(40,646)	(75,535)
From realized gains:	Institutional Class	(9,674,143)	—	(2,533,317)	(4,319,468)	(99,296,322)	(63,069,776)	(7,983,200)	—	(29,716,623)	(6,874,372)	(3,640,606)	(1,721,507)
	Retirement Class	—	—	(5,716,772)	(4,146,073)	(153,630,138)	(83,901,098)	(2,632,386)	—	(27,560,471)	(16,285,603)	(25,975,944)	(8,214,282)
	Retail Class	—	—	(12,378,112)	(138,432)	(81,820,409)	(4,021,259)	(21,372,786)	—	(6,094,180)	(10,915,884)	(6,182,805)	(3,391,204)
From return of capital:	Institutional Class	—	—	—	—	—	—	(511,104)	—	—	—	—	—
	Retirement Class	—	—	—	—	—	—	(168,532)	—	—	—	—	—
	Retail Class	—	—	—	—	—	—	(1,368,338)	—	—	—	—	—

Total distributions		(12,073,242)	(1,078,879)	(35,004,456)	(16,577,275)	(362,388,744)	(166,628,295)	(37,591,218)	(93,633)	(79,790,402)	(43,833,221)	(36,026,821)	(13,691,606)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	148,027,147	196,387,935	167,911,810	19,048,008	241,791,122	237,978,427	43,186,520	11,212,569	160,217,913	249,763,402	21,671,221	10,882,215
	Retirement Class	—	—	158,855,442	114,798,776	749,486,497	1,490,952,775	67,985,963	27,290,775	193,872,781	220,410,695	203,286,655	156,120,860
	Retail Class	—	—	49,086,212	18,453,362	54,239,442	45,470,070	38,391,607	11,554,351	19,017,167	32,275,381	18,676,727	11,283,542
Mergers (see Note 1):	Institutional Class	—	—	—	203,927	—	147,285,896	—	130,664,798	—	—	—	—
	Retail Class	—	—	—	574,517,021	—	427,035,498	—	401,401,895	—	—	—	—
Reinvestments of distributions:	Institutional Class	11,900,062	1,018,048	4,209,964	5,196,300	101,078,890	50,411,807	9,584,838	65,305	37,034,629	8,046,551	3,551,609	1,724,658
	Retirement Class	—	—	9,605,449	6,262,374	165,617,573	92,041,460	3,117,225	13,919	34,154,321	20,719,839	26,069,048	8,389,115
	Retail Class	—	—	19,451,896	3,978,914	86,189,052	4,034,134	24,361,481	11,499	7,319,948	13,788,115	6,008,782	3,331,489
Exchanges among the funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	129,263,924	—	—
	Retirement Class	—	—	(65,883)	69,546	20,674	89,030	65,883	57,617	—	(78,058)	—	72,193
	Retail Class	—	—	1,577,660	4,355,146	1,264,136	27,423,646	6,542,967	(5,280,508)	(1,265,254)	(125,834,065)	2,728,624	418,756
Redemptions:	Institutional Class	(122,755,155)	(6,672,601)	(21,765,200)	(35,164,125)	(142,372,050)	(366,172,930)	(53,210,513)	(4,710,568)	(95,182,227)	(130,883,155)	(3,349,829)	(3,306,935)
	Retirement Class	—	—	(51,653,232)	(26,425,634)	(258,874,488)	(995,183,453)	(51,237,337)	(3,232,321)	(36,281,461)	(22,974,270)	(58,065,036)	(52,529,686)
	Retail Class	—	—	(66,689,742)	(20,387,275)	(92,486,411)	(18,864,212)	(44,841,412)	(17,194,215)	(29,048,758)	(22,399,339)	(22,442,719)	(11,594,389)

Net increase (decrease) from shareholder transactions		37,172,054	190,733,382	270,524,376	664,906,340	905,954,437	1,142,502,148	43,947,222	551,855,116	289,839,059	372,099,020	198,135,082	124,791,818

Net increase (decrease) in net assets		(50,857,618)	237,598,831	40,177,341	758,190,350	(466,316,755)	1,366,052,028	(134,379,346)	620,531,921	(126,551,569)	431,165,418	15,327,123	182,624,438

NET ASSETS
Beginning of period		327,739,055	90,140,224	945,234,493	187,044,143	2,549,611,998	1,183,559,970	637,337,663	16,805,742	1,102,804,830	671,639,412	449,899,463	267,275,025

End of period		$276,881,437	$327,739,055	$985,411,834	$945,234,493	$2,083,295,243	$2,549,611,998	$502,958,317	$637,337,663	$976,253,261	$1,102,804,830	$465,226,586	$449,899,463

Undistributed net investment income included in net assets		$1,849,764	$1,721,347	$192,013	$170,672	$50,537,038	$23,191,722	$(59,615)	$2,488,843	$15,773,089	$11,286,757	$(109,667)	$(136,486)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	17,141,263	25,008,574	18,494,935	1,994,883	20,321,039	17,274,496	4,301,322	1,042,974	10,501,136	14,859,960	1,251,078	584,821
	Retirement Class	—	—	16,251,098	11,728,715	59,106,138	103,983,144	5,911,298	2,440,742	14,178,544	13,193,478	11,040,008	8,198,572
	Retail Class	—	—	4,256,683	1,584,669	6,132,860	4,258,426	3,510,187	1,049,123	1,406,850	1,988,769	1,042,578	609,667
Mergers (see Note 1):	Institutional Class	—	—	—	21,443	—	10,364,947	—	12,132,293	—	—	—	—
	Retail Class	—	—	—	50,573,523	—	39,835,083	—	37,339,527	—	—	—	—
Shares reinvested:	Institutional Class	1,360,007	136,835	449,291	579,894	7,884,469	4,010,486	830,575	6,466	2,490,560	504,802	188,215	99,233
	Retirement Class	—	—	988,640	683,248	12,565,825	7,146,076	271,063	1,381	2,301,504	1,302,315	1,396,307	486,890
	Retail Class	—	—	1,671,794	333,381	9,368,375	425,541	2,112,878	1,141	504,824	886,695	321,497	193,354
Shares exchange among funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	7,510,978	—	—
	Retirement Class	—	—	(6,239)	6,983	1,335	6,101	5,330	4,925	—	(4,570)	—	3,595
	Retail Class	—	—	126,028	379,299	128,995	2,554,400	535,489	(485,378)	(76,235)	(7,488,065)	128,835	(9,399)
Shares redeemed:	Institutional Class	(14,742,972)	(854,529)	(2,362,179)	(3,638,639)	(12,217,950)	(26,060,232)	(4,986,289)	(409,218)	(6,891,952)	(7,965,992)	(188,629)	(172,901)
	Retirement Class	—	—	(5,340,958)	(2,731,978)	(20,757,685)	(69,665,524)	(5,020,367)	(309,508)	(2,550,868)	(1,384,801)	(3,326,351)	(2,867,455)
	Retail Class	—	—	(5,896,986)	(1,733,908)	(11,337,483)	(1,757,573)	(4,199,872)	(1,547,273)	(2,156,883)	(1,393,306)	(1,296,951)	(641,574)

Net increase (decrease) from shareholder transactions		3,758,298	24,290,880	28,632,107	59,781,513	71,195,918	92,375,371	3,271,614	51,267,195	19,707,480	22,010,263	10,556,587	6,484,803

150	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	151

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE YEAR ENDED SEPTEMBER 30

		Mid-Cap Value Fund		Small-Cap Equity Fund		Large-Cap Growth Index Fund		Large-Cap Value Index Fund		Equity Index Fund		S&P 500 Index Fund

		2008	2007	2008	2007	2008	2007	2008	2007	2008	2007	2008	2007

OPERATIONS
Net investment income		$13,915,572	$10,751,936	$3,849,016	$4,759,481	$4,395,392	$3,686,950	$12,433,364	$10,603,814	$23,970,990	$16,911,057	$23,828,835	$19,143,095
Net realized gain (loss) on total investments		(14,335,249)	42,394,814	(35,992,400)	39,242,239	(18,447,074)	58,563,664	(4,458,546)	77,364,439	(16,975,205)	19,030,524	(23,431,752)	32,697,906
Net change in unrealized appreciation (depreciation) on total investments		(234,006,410)	57,943,369	(53,751,634)	(16,516,938)	(75,198,489)	3,079,126	(128,599,807)	(28,191,146)	(293,904,195)	91,296,808	(284,670,688)	102,611,749

Net increase (decrease) from operations		(234,426,087)	111,090,119	(85,895,018)	27,484,782	(89,250,171)	65,329,740	(120,624,989)	59,777,107	(286,908,410)	127,238,389	(284,273,605)	154,452,750

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(814,805)	(648,568)	(1,850,427)	(718,362)	(2,798,740)	(4,869,329)	(8,580,545)	(10,363,676)	(13,384,220)	(11,011,345)	(16,810,159)	(12,850,285)
	Retirement Class	(6,315,160)	(5,153,267)	(2,003,120)	(1,137,586)	(820,843)	(1,016,618)	(2,110,509)	(2,043,706)	(149,039)	(58,024)	(3,690,173)	(2,570,986)
	Retail Class	(2,175,923)	(2,090,750)	(491,535)	(500,954)	—	—	—	—	(6,375,159)	(186,419)	—	—
From realized gains:	Institutional Class	(3,362,273)	(3,352,773)	(11,510,432)	(9,703,785)	(1,583,618)	(156,104)	(11,757,552)	(11,579,980)	(14,504,993)	(6,036,747)	(7,259,270)	(1,523,714)
	Retirement Class	(31,605,589)	(30,487,029)	(16,308,592)	(22,012,290)	(571,658)	(35,326)	(3,205,526)	(2,339,740)	(180,710)	(32,617)	(1,824,355)	(347,137)
	Retail Class	(10,236,906)	(11,811,022)	(4,004,572)	(8,628,685)	—	—	—	—	(7,290,419)	(103,523)	—	—

Total distributions		(54,510,656)	(53,543,409)	(36,168,678)	(42,701,662)	(5,774,859)	(6,077,377)	(25,654,132)	(26,327,102)	(41,884,540)	(17,428,675)	(29,583,957)	(17,292,122)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	102,092,831	16,342,724	60,251,836	67,550,891	91,024,874	56,312,719	113,609,059	86,709,741	212,365,981	188,507,133	207,269,540	161,839,715
	Retirement Class	301,170,976	271,091,639	92,195,886	69,556,509	56,895,042	47,733,649	57,964,520	80,003,918	27,530,471	9,196,623	93,432,699	97,768,819
	Retail Class	57,055,324	62,204,932	10,111,630	14,399,839	—	—	—	—	46,167,016	24,238,953	—	—
Mergers (see Note 1):	Institutional Class	—	—	—	—	—	—	—	—	—	1,045,122	—	—
	Retail Class	—	—	—	—	—	—	—	—	—	408,340,637	—	—
Reinvestments of distributions:	Institutional Class	3,680,310	3,544,881	12,799,614	9,467,299	3,445,288	4,015,902	15,304,795	16,183,779	25,199,500	14,876,143	22,205,344	13,102,599
	Retirement Class	37,913,381	35,608,688	18,311,712	23,135,718	1,392,076	1,044,117	5,316,035	4,317,316	329,749	86,898	5,514,528	2,914,035
	Retail Class	11,811,040	12,873,020	4,351,405	8,734,881	—	—	—	—	13,180,585	265,620	—
Exchanges among the funds, net:	Institutional Class	—	—	—	24,366,694	—	—	—	—	—	—	—	—
	Retirement Class	—	(60,607)	—	11,000	117,275	(20,822)	—	—	—	—	—	—
	Retail Class	(6,304,310)	5,049,595	(1,366,111)	(31,346,209)	—	—	—	—	(121,430)	4,403,533	—	—
Redemptions:	Institutional Class	(7,787,664)	(3,664,582)	(19,567,920)	(30,117,811)	(34,596,604)	(390,369,073)	(60,603,480)	(286,940,639)	(166,597,004)	(88,498,297)	(70,484,172)	(128,602,514)
	Retirement Class	(52,469,780)	(63,343,656)	(28,292,100)	(33,545,141)	(21,289,543)	(13,072,138)	(15,386,024)	(23,568,932)	(20,298,329)	(2,291,456)	(43,246,117)	(43,057,294)
	Retail Class	(52,629,730)	(21,696,332)	(16,837,874)	(7,670,112)	—	—	—	—	(56,837,112)	(17,942,536)	—	—

Net increase (decrease) from shareholder transactions		394,532,378	317,950,302	131,958,078	114,543,558	96,988,408	(294,355,646)	116,204,905	(123,294,817)	80,919,427	542,228,373	214,691,822	103,965,360

Net increase (decrease) in net assets		105,595,635	375,497,012	9,894,382	99,326,678	1,963,378	(235,103,283)	(30,074,216)	(89,844,812)	(247,873,523)	652,038,087	(99,165,740)	241,125,988

NET ASSETS
Beginning of period		857,565,186	482,068,174	517,147,310	417,820,632	360,534,373	595,637,656	465,446,803	555,291,615	1,294,088,560	642,050,473	1,174,410,178	933,284,190

End of period		$963,160,821	$857,565,186	$527,041,692	$517,147,310	$362,497,751	$360,534,373	$435,372,587	$465,446,803	$1,046,215,037	$1,294,088,560	$1,075,244,438	$1,174,410,178

Undistributed net investment income included in net assets		$7,877,643	$5,871,365	$1,829,421	$3,248,310	$3,387,827	$2,642,558	$9,036,034	$7,382,932	$13,058,709	$13,536,189	$17,714,495	$14,541,748

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	5,980,206	828,133	4,471,248	4,218,796	7,339,130	4,453,120	8,069,358	5,281,405	20,967,173	17,432,315	13,292,258	9,817,068
	Retirement Class	17,694,186	13,801,524	6,912,461	4,345,913	4,433,390	3,675,689	4,116,877	4,820,085	2,755,899	828,057	6,109,581	5,953,177
	Retail Class	3,316,045	3,203,734	778,404	909,040	—	—	—	—	4,533,778	2,166,313	—	—
Mergers (see Note 1):	Institutional Class	—	—	—	—	—	—	—	—	—	93,817	—	—
	Retail Class	—	—	—	—	—	—	—	—	—	36,104,242	—	—
Shares reinvested:	Institutional Class	203,670	194,560	959,491	613,564	255,965	329,442	1,023,048	1,022,995	2,359,504	1,419,479	1,345,778	819,425
	Retirement Class	2,106,299	1,960,831	1,389,356	1,516,102	102,660	84,957	350,893	269,664	30,420	8,167	335,434	182,813
	Retail Class	663,169	716,355	331,409	575,420	—	—	—	—	1,214,800	24,964	—	—
Shares exchange among funds, net:	Institutional Class	—	—	—	1,468,758	—	—	—	—	—	—	—	—
	Retirement Class	—	(3,048)	—	678	8,230	(1,581)	—	—	—	—	—	—
	Retail Class	(319,150)	252,990	(88,983)	(1,938,569)	—	—	—	—	(7,327)	415,133	—	—
Shares redeemed:	Institutional Class	(463,218)	(186,907)	(1,425,099)	(1,813,719)	(2,781,323)	(31,720,405)	(4,366,809)	(17,317,366)	(16,858,488)	(7,994,214)	(4,572,922)	(7,925,808)
	Retirement Class	(2,965,032)	(3,280,027)	(1,945,437)	(2,105,949)	(1,722,886)	(1,002,442)	(1,028,485)	(1,417,225)	(2,071,556)	(206,520)	(2,854,104)	(2,620,398)
	Retail Class	(3,074,965)	(1,122,627)	(1,296,315)	(485,036)	—	—	—	—	(5,569,100)	(1,568,711)	—	—

Net increase (decrease) from shareholder transactions		23,141,210	16,365,518	10,086,535	7,304,998	7,635,166	(24,181,220)	8,164,882	(7,340,442)	7,355,103	48,723,042	13,656,025	6,226,277

152	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	153

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE YEAR ENDED SEPTEMBER 30

		Mid-Cap Growth Index Fund		Mid-Cap Value Index Fund		Mid-Cap Blend Index Fund		Small-Cap Growth Index Fund		Small-Cap Value Index Fund		Small-Cap Blend Index Fund

		2008	2007	2008	2007	2008	2007	2008	2007	2008	2007	2008	2007

OPERATIONS
Net investment income		$721,880	$486,391	$4,847,313	$3,107,066	$2,857,261	$2,190,190	$1,240,006	$872,660	$3,587,569	$2,855,631	$3,454,890	$2,897,782
Net realized gain (loss) on total investments		(958,148)	3,586,506	(3,208,287)	10,723,864	5,135,112	5,905,290	3,098,433	6,344,618	2,680,615	10,750,659	9,761,625	26,485,630
Net change in unrealized appreciation (depreciation) on total investments		(21,788,448)	6,608,465	(46,167,055)	(111,052)	(56,605,528)	13,640,085	(29,758,037)	11,716,611	(26,146,725)	(8,050,926)	(47,004,299)	(5,928,304)

Net increase (decrease) from operations		(22,024,716)	10,681,362	(44,528,029)	13,719,878	(48,613,155)	21,735,565	(25,419,598)	18,933,889	(19,878,541)	5,555,364	(33,787,784)	23,455,108

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(390,275)	(263,150)	(2,669,786)	(1,216,526)	(1,470,539)	(1,031,173)	(792,659)	(351,504)	(2,223,507)	(1,216,518)	(2,423,928)	(1,767,214)
	Retirement Class	(149,363)	(78,926)	(1,079,006)	(330,386)	(997,497)	(400,858)	(237,885)	(51,146)	(1,035,587)	(580,118)	(654,247)	(361,682)
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—
From realized gains:	Institutional Class	(2,763,787)	(2,040,988)	(7,719,222)	(4,650,767)	(4,116,431)	(3,622,002)	(4,868,222)	(6,940,974)	(7,048,671)	(6,955,195)	(7,519,464)	(11,378,450)
	Retirement Class	(1,459,904)	(645,908)	(3,520,258)	(1,355,295)	(3,212,123)	(1,552,799)	(1,821,381)	(1,560,563)	(3,636,689)	(3,522,345)	(2,349,507)	(2,585,205)
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—

Total distributions		(4,763,329)	(3,028,972)	(14,988,272)	(7,552,974)	(9,796,590)	(6,606,832)	(7,720,147)	(8,904,187)	(13,944,454)	(12,274,176)	(12,947,146)	(16,092,551)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	14,757,059	5,496,517	40,654,879	61,084,938	19,853,960	31,440,392	5,515,457	5,879,538	27,600,869	15,651,351	37,661,280	45,879,130
	Retirement Class	33,319,980	32,224,541	56,289,596	55,797,814	51,126,371	60,718,202	37,063,810	36,782,599	36,316,152	46,662,798	28,478,431	50,410,134
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—
Mergers (see Note 1):	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—
Reinvestments of distributions:	Institutional Class	2,946,545	2,145,436	9,451,925	5,420,524	2,123,849	1,546,854	5,606,426	7,216,103	8,889,397	7,718,949	7,596,030	9,749,096
	Retirement Class	1,609,267	724,681	4,599,265	1,668,542	4,209,620	1,942,714	2,059,266	1,605,823	4,672,276	4,086,669	3,003,755	2,939,985
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—
Exchanges among the funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	15,208	4,887	(29,442)	—	112,989	—	—	2,257	(23,000)	—	12,000
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—
Redemptions:	Institutional Class	(2,061,135)	(1,174,666)	(8,735,348)	(3,688,296)	(13,390,792)	(10,505,410)	(5,644,295)	(1,280,733)	(8,293,973)	(1,211,607)	(43,049,087)	(64,652,372)
	Retirement Class	(21,959,301)	(20,578,223)	(20,143,720)	(19,883,068)	(20,991,171)	(13,088,035)	(5,708,399)	(23,662,758)	(6,529,215)	(18,614,688)	(4,367,195)	(28,048,106)
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—

Net increase (decrease) from shareholder transactions		28,612,415	18,853,494	82,121,484	100,371,012	42,931,837	72,167,706	38,892,265	26,540,572	62,657,763	54,270,472	29,323,214	16,289,867

Net increase (decrease) in net assets		1,824,370	26,505,884	22,605,183	106,537,916	(15,477,908)	87,296,439	5,752,520	36,570,274	28,834,768	47,551,660	(17,411,716)	23,652,424

NET ASSETS
Beginning of period		72,881,600	46,375,716	186,157,730	79,619,814	196,064,762	108,768,323	134,665,719	98,095,445	152,755,788	105,204,128	234,003,930	210,351,506

End of period		$74,705,970	$72,881,600	$208,762,913	$186,157,730	$180,586,854	$196,064,762	$140,418,239	$134,665,719	$181,590,556	$152,755,788	$216,592,214	$234,003,930

Undistributed net investment income included in net assets		$556,371	$374,137	$3,447,640	$2,392,294	$1,974,375	$1,605,741	$827,880	$702,284	$2,499,118	$2,097,883	$2,399,794	$2,066,869

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,080,480	361,073	2,882,424	3,509,687	1,177,087	1,690,259	398,664	389,616	2,248,085	1,080,867	2,711,328	2,868,988
	Retirement Class	2,363,845	2,116,735	3,887,357	3,172,869	3,036,426	3,234,438	2,493,351	2,266,514	3,107,323	3,137,040	2,045,700	3,132,622
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—
Mergers (see Note 1):	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—
Shares reinvested:	Institutional Class	197,888	149,508	633,932	328,716	121,155	88,341	394,541	506,393	772,991	547,832	538,726	637,196
	Retirement Class	108,588	50,712	303,782	99,853	238,100	110,006	135,034	105,369	399,682	285,981	212,130	191,530
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—
Shares exchange among funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	953	271	(1,680)	—	6,052	—	—	159	(1,538)	—	738
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—
Shares redeemed:	Institutional Class	(150,972)	(75,074)	(620,009)	(214,481)	(791,956)	(564,275)	(396,934)	(83,395)	(678,340)	(80,626)	(3,095,371)	(3,938,013)
	Retirement Class	(1,573,611)	(1,358,553)	(1,337,958)	(1,132,558)	(1,259,306)	(700,152)	(375,206)	(1,471,669)	(531,128)	(1,267,625)	(312,036)	(1,752,997)
	Retail Class	—	—	—	—	—	—	—	—	—	—	—

Net increase (decrease) from shareholder transactions		2,026,218	1,245,354	5,749,799	5,762,406	2,521,506	3,864,669	2,649,450	1,712,828	5,318,772	3,701,931	2,100,477	1,140,064

154	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	155

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30

		International Equity Index Fund		Enhanced International Equity Index Fund	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Social Choice Equity Fund		Real Estate Securities Fund		Managed Allocation Fund II		Bond Fund

		2008	2007	2008*	2008*	2008*	2008	2007	2008	2007	2008	2007	2008	2007

OPERATIONS
Net investment income		$30,764,256	$15,807,569	$3,029,648	$659,023	$1,654,197	$9,771,504	$5,343,302	$13,000,692	$9,159,733	$18,772,609	$6,005,636	$87,940,473	$72,979,627
Net realized gain (loss) on total investments		(10,230,944)	5,526,587	(9,418,623)	(7,215,685)	(5,490,865)	(14,204,780)	24,914,130	(38,412,754)	76,044,131	9,702,909	618,228	(6,013,983)	(1,172,687)
Net change in unrealized appreciation (depreciation) on total investments		(331,270,173)	110,006,466	(45,115,892)	(21,044,231)	(15,276,137)	(117,637,022)	6,851,107	(60,344,459)	(63,672,771)	(133,929,965)	17,516,246	(49,353,688)	155,356

Net increase (decrease) from operations		(310,736,861)	131,340,622	(51,504,867)	(27,600,893)	(19,112,805)	(122,070,298)	37,108,539	(85,756,521)	21,531,093	(105,454,447)	24,140,110	32,572,802	71,962,296

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(11,501,698)	(7,945,606)	(34,230)	(37,160)	(47,620)	(2,501,831)	(1,595,253)	(8,312,360)	(7,366,679)	(127,839)	(124,908)	(86,353,591)	(72,598,364)
	Retirement Class	(7,204,505)	(2,469,161)	—	—	—	(1,851,558)	(1,223,030)	(5,230,859)	(7,094,305)	(463,057)	(488,922)	(847,043)	(211,306)
	Retail Class	—	—	—	—	—	(2,356,086)	(442,354)	(4,445,230)	(6,090,435)	(18,668,022)	(5,867,454)	(741,765)	(161,615)
From realized gains:	Institutional Class	(5,027,390)	(2,757,516)	—	—	—	(1,973,210)	(1,106,024)	(28,174,255)	(13,051,152)	(3,798)	—	—	—
	Retirement Class	(3,359,156)	(898,433)	—	—	—	(1,708,026)	(972,152)	(19,233,004)	(13,356,263)	(12,960)	—	—	—
	Retail Class	—	—	—	—	—	(1,879,851)	(311,790)	(18,319,793)	(11,476,146)	(503,938)	—	—	—
From return of capital:	Institutional Class	—	—	—	—	—	—	—	(3,429,004)	—	—	—	—	—
	Retirement Class	—	—	—	—	—	—	—	(2,338,011)	—	—	—	—	—
	Retail Class	—	—	—	—	—	—	—	(2,180,253)	—	—	—	—	—

Total distributions		(27,092,749)	(14,070,716)	(34,230)	(37,160)	(47,620)	(12,270,562)	(5,650,603)	(91,662,769)	(58,434,980)	(19,779,614)	(6,481,284)	(87,942,399)	(72,971,285)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	166,499,771	90,172,198	245,659,770	209,215,912	195,589,722	43,032,579	95,601,468	69,336,505	73,546,086	—	3,064	521,708,791	571,224,171
	Retirement Class	275,403,462	228,559,953	—	—	—	215,972,500	61,166,833	62,934,559	179,151,177	5,908,630	9,567,670	34,395,485	8,007,382
	Retail Class	—	—	—	—	—	36,400,319	28,869,959	21,299,932	31,526,881	43,230,796	25,974,688	18,605,675	3,524,553
Mergers (see Note 1):	Institutional Class	—	—	—	—	—	—	20,777,551	—	—	—	2,344,004	—	—
	Retail Class	—	—	—	—	—	—	150,223,761	—	—	—	589,208,288	—	—
Reinvestments of distributions:	Institutional Class	14,399,323	8,984,270	34,230	37,160	47,620	3,213,940	2,166,373	37,399,540	18,449,538	96,695	116,906	80,776,757	66,532,593
	Retirement Class	10,560,330	3,348,950	—	—	—	3,559,584	2,192,969	26,799,310	20,395,340	475,418	487,693	845,820	208,507
	Retail Class	—	—	—	—	—	4,060,034	213,089	23,762,703	16,574,056	18,328,432	5,531,739	694,070	122,820
Exchanges among the funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	4,866	44,419	—	—	—	—	—	(137,949)	(155,524)	—	—	—	—
	Retail Class	—	—	—	—	—	(44,759)	773,436	(3,845,338)	(29,689,784)	(3,227,298)	(1,348,620)	946,562	2,577,071
Redemptions:	Institutional Class	(84,666,604)	(45,588,242)	(27,737,156)	(19,431,064)	(18,036,609)	(25,131,302)	(76,165,906)	(41,784,267)	(49,143,360)	(2,261,105)	(45,524)	(280,925,843)	(731,247,344)
	Retirement Class	(12,177,409)	(50,749,452)	—	—	—	(16,364,094)	(8,771,813)	(54,313,149)	(187,620,326)	(6,023,397)	(2,745,543)	(13,786,710)	(1,178,206)
	Retail Class	—	—	—	—	—	(25,357,414)	(32,960,955)	(49,782,184)	(22,041,473)	(68,348,014)	(22,757,405)	(5,384,661)	(168,242)

Net increase (decrease) from shareholder transactions		370,023,739	234,772,096	217,956,844	189,822,008	177,600,733	239,341,387	244,086,765	91,669,662	50,992,611	(11,819,843)	606,336,960	357,875,946	(80,396,695)

Net increase (decrease) in net assets		32,194,129	352,042,002	166,417,747	162,183,955	158,440,308	105,000,527	275,544,701	(85,749,628)	14,088,724	(137,053,904)	623,995,786	302,506,349	(81,405,684)

NET ASSETS
Beginning of period		794,139,453	442,097,451	—	—	—	505,916,033	230,371,332	618,771,179	604,682,455	641,904,009	17,908,223	1,630,743,569	1,712,149,253

End of period		$826,333,582	$794,139,453	$166,417,747	$162,183,955	$158,440,308	$610,916,560	$505,916,033	$533,021,551	$618,771,179	$504,850,105	$641,904,009	$1,933,249,918	$1,630,743,569

Undistributed net investment income included in net assets		$24,745,270	$12,999,600	$2,814,505	$621,862	$1,606,739	$7,383,810	$4,359,898	$(5,235,730)	$(8,161,152)	$—	$—	$6,416	$8,342

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	7,936,057	4,185,000	27,413,979	22,322,767	21,729,614	3,873,960	8,112,860	6,049,504	4,782,010	—	72	52,134,719	57,425,545
	Retirement Class	13,057,132	10,400,117	—	—	—	19,433,539	5,110,799	5,182,862	10,565,551	565,573	889,281	3,363,219	793,229
	Retail Class	—	—	—	—	—	3,524,341	2,643,372	1,866,063	1,960,204	4,186,884	2,414,226	1,821,717	350,536
Mergers (see Note 1):	Institutional Class	—	—	—	—	—	—	1,725,710	—	—	—	218,657	—	—
	Retail Class	—	—	—	—	—	—	13,460,830	—	—	—	54,707,893	—	—
Shares reinvested:	Institutional Class	653,327	438,043	3,562	3,716	4,820	277,303	190,702	3,439,405	1,203,176	9,336	11,132	8,111,519	6,705,957
	Retirement Class	471,233	160,621	—	—	—	303,460	190,859	2,393,461	1,297,112	46,908	46,529	83,870	20,720
	Retail Class	—	—	—	—	—	378,382	20,256	2,188,268	1,084,427	1,804,412	508,513	68,770	12,223
Shares exchange among funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	199	1,855	—	—	—	—	—	(8,964)	(10,022)	—	—	—	—
	Retail Class	—	—	—	—	—	(3,254)	74,273	(262,930)	(2,041,242)	(290,803)	(113,759)	93,090	256,242
Shares redeemed:	Institutional Class	(4,150,121)	(2,081,973)	(3,124,838)	(2,025,060)	(2,012,815)	(2,305,799)	(6,623,997)	(3,589,010)	(3,004,315)	(230,426)	(4,228)	(28,141,197)	(73,113,051)
	Retirement Class	(562,699)	(2,314,618)	—	—	—	(1,453,626)	(733,416)	(4,427,127)	(11,671,755)	(571,258)	(258,377)	(1,345,981)	(117,235)
	Retail Class	—	—	—	—	—	(2,512,968)	(2,947,206)	(4,491,460)	(1,402,796)	(6,759,498)	(2,102,404)	(531,461)	(16,741)

Net increase (decrease) from shareholder transactions		17,405,128	10,789,045	24,292,703	20,301,423	19,721,619	21,515,338	21,225,042	8,340,072	2,762,350	(1,238,872)	56,317,535	35,658,265	(7,682,575)

* Fund commenced operations November 30, 2007

156	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	157

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE YEAR ENDED SEPTEMBER 30

		Bond Plus Fund II		Short-Term Bond Fund II		High-Yield Fund II		Tax-Exempt Bond Fund II		Inflation-Linked Bond Fund		Money Market Fund

		2008	2007	2008	2007	2008	2007	2008	2007	2008	2007	2008	2007

OPERATIONS
Net investment income		$27,567,225	$14,683,002	$12,219,092	$7,556,408	$30,528,488	$15,178,117	$9,170,422	$5,471,002	$41,717,853	$19,250,674	$49,133,169	$41,376,402
Net realized gain (loss) on total investments		(9,277,083)	(1,600,696)	485,605	(109,242)	(17,660,833)	573,635	710,864	21,701	1,687,887	1,529,382	5,526	710
Net change in unrealized appreciation (depreciation) on total investments		(23,352,938)	(4,090,172)	(7,523,427)	141,038	(44,694,794)	(9,807,069)	(11,961,745)	(582,613)	(14,658,109)	1,294,967	—	—

Net increase (decrease) from operations		(5,062,796)	8,992,134	5,181,270	7,588,204	(31,827,139)	5,944,683	(2,080,459)	4,910,090	28,747,631	22,075,023	49,138,695	41,377,112

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(13,995,026)	(8,193,505)	(6,849,967)	(4,998,792)	(19,430,459)	(9,569,744)	(2,698,909)	(2,343,634)	(29,680,567)	(16,538,159)	(8,764,604)	(10,853,925)
	Retirement Class	(478,516)	(288,949)	(775,732)	(343,355)	(1,818,548)	(703,234)	—	—	(4,578,247)	(565,036)	(3,085,570)	(3,236,254)
	Retail Class	(13,084,627)	(6,173,880)	(4,607,059)	(2,215,656)	(9,284,051)	(4,910,286)	(6,456,282)	(3,140,533)	(7,445,943)	(2,148,077)	(37,282,995)	(27,286,223)
From realized gains:	Institutional Class	—	(5,915)	—	(17,368)	(316,328)	—	(30,480)	—	—	—	—	—
	Retirement Class	—	(393)	—	(1,417)	(22,955)	—	—	—	—	—	—	—
	Retail Class	—	(440)	—	(1,241)	(161,851)	—	(72,419)	—	—	—	—	—

Total distributions		(27,558,169)	(14,663,082)	(12,232,758)	(7,577,829)	(31,034,192)	(15,183,264)	(9,258,090)	(5,484,167)	(41,704,757)	(19,251,272)	(49,133,169)	(41,376,402)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	30,286,359	12,872,204	25,859,558	33,979,837	70,180,553	59,626,843	5,333,426	1,650,505	79,282,709	161,370,367	107,693,661	88,284,552
	Retirement Class	14,592,571	8,285,610	26,686,568	11,804,377	18,952,857	16,681,270	—	—	94,816,941	17,660,516	158,135,480	143,021,826
	Retail Class	17,931,397	10,416,721	17,127,772	7,056,308	17,812,550	13,545,497	26,329,531	12,218,561	96,989,117	5,338,188	661,468,604	426,050,594
Mergers (see Note 1):	Institutional Class	—	230,731,103	—	84,218,827	—	131,612,524	—	23,290,517	—	—	—	465,262
	Retail Class	—	264,769,923	—	95,010,720	—	142,215,601	—	168,952,214	—	—	—	702,395,515
Reinvestments of distributions:	Institutional Class	13,960,006	8,186,141	5,051,289	3,991,873	15,050,343	7,342,813	1,938,522	1,979,684	28,118,483	15,739,147	8,756,967	10,696,427
	Retirement Class	477,638	281,978	773,893	331,140	1,837,142	678,729	—	—	4,578,248	555,759	3,085,181	3,236,182
	Retail Class	11,881,452	5,434,321	4,294,903	1,970,385	8,013,718	4,094,626	5,534,002	2,607,507	6,831,224	1,967,997	36,586,070	26,778,568
Exchanges among the funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	—	—	—	—	—	—	—	6,332	—	—	—
	Retail Class	(1,415,588)	(2,446,066)	(633,459)	857,314	(2,105,150)	1,138,495	2,417,702	855,394	5,437,916	(2,983,587)	13,107,970	42,720,503
Redemptions:	Institutional Class	(65,280,018)	(24,103,447)	(54,388,753)	(16,037,516)	(46,329,421)	(18,700,429)	(13,857,567)	(2,187,725)	(103,224,885)	(103,998,775)	(58,336,140)	(136,134,682)
	Retirement Class	(13,327,226)	(2,122,108)	(19,934,885)	(1,833,232)	(3,665,126)	(7,916,531)	—	—	(23,857,229)	(6,124,695)	(162,292,120)	(91,162,104)
	Retail Class	(36,240,591)	(13,196,751)	(14,892,238)	(7,152,262)	(47,150,258)	(15,966,209)	(26,049,602)	(9,112,739)	(28,852,928)	(7,029,031)	(652,220,516)	(290,854,117)

Net increase (decrease) from shareholder transactions		(27,134,000)	499,109,629	(10,055,352)	214,197,771	32,597,208	334,353,229	1,646,014	200,253,918	160,125,928	82,495,886	115,985,157	925,498,526

Net increase (decrease) in net assets		(59,754,965)	493,438,681	(17,106,840)	214,208,146	(30,264,123)	325,114,648	(9,692,535)	199,679,841	147,168,802	85,319,637	115,990,683	925,499,236

NET ASSETS
Beginning of period		555,885,834	62,447,153	276,879,305	62,671,159	388,031,606	62,916,958	255,395,961	55,716,120	513,525,663	428,206,026	1,368,741,158	443,241,922

End of period		$496,130,869	$555,885,834	$259,772,465	$276,879,305	$357,767,483	$388,031,606	$245,703,426	$255,395,961	$660,694,465	$513,525,663	$1,484,731,841	$1,368,741,158

Undistributed net investment income included in net assets		$38,010	$28,954	$(8,079)	$5,587	$(298,190)	$416	$45,740	$30,509	$28,538	$—	$(9,047)	$(9,047)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	3,066,486	1,277,961	2,577,097	3,392,886	7,508,907	5,921,473	524,275	164,613	7,417,936	16,089,767	107,693,661	88,258,256
	Retirement Class	1,462,716	821,620	2,658,880	1,175,487	2,008,148	1,646,117	—	—	8,668,882	1,737,049	158,135,480	143,021,826
	Retail Class	1,806,132	1,036,978	1,702,110	703,894	1,879,387	1,341,318	2,587,755	1,210,063	9,135,834	539,066	661,468,604	426,050,594
Mergers (see Note 1):	Institutional Class	—	22,844,664	—	8,388,329	—	12,840,246	—	2,296,895	—	—	—	465,262
	Retail Class	—	26,162,779	—	9,453,711	—	13,820,618	—	16,645,433	—	—	—	702,395,515
Shares reinvested:	Institutional Class	1,418,748	819,668	504,842	398,877	1,612,010	735,721	192,352	195,862	2,668,104	1,588,251	8,756,967	10,696,427
	Retirement Class	48,568	28,118	77,299	33,037	198,231	67,982	—	—	431,273	55,498	3,085,181	3,236,182
	Retail Class	1,205,742	544,548	429,076	197,098	853,102	410,764	548,755	259,348	660,230	201,831	36,586,070	26,778,568
Shares exchange among funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	—	—	—	—	—	—	—	595	—	—	—
	Retail Class	(140,426)	(248,116)	(62,808)	85,037	(213,263)	98,630	238,762	80,431	520,312	(307,837)	13,107,970	42,720,503
Shares redeemed:	Institutional Class	(6,582,912)	(2,418,228)	(5,411,712)	(1,605,680)	(5,005,459)	(1,880,256)	(1,369,932)	(219,054)	(9,667,589)	(10,347,294)	(58,336,140)	(136,134,682)
	Retirement Class	(1,337,433)	(212,787)	(1,989,189)	(182,508)	(388,835)	(785,916)	—	—	(2,190,592)	(604,451)	(162,292,120)	(91,162,104)
	Retail Class	(3,653,797)	(1,320,196)	(1,485,663)	(714,695)	(4,908,268)	(1,598,547)	(2,570,904)	(906,004)	(2,735,479)	(711,390)	(652,220,516)	(290,854,117)

Net increase (decrease) from shareholder transactions		(2,706,176)	49,337,009	(1,000,068)	21,325,473	3,543,960	32,618,150	151,063	19,727,587	14,909,506	8,240,490	115,985,157	925,472,230

158	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	159

[This page intentionally left blank.]

160	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

FINANCIAL HIGHLIGHTS

GROWTH EQUITY FUND ▪ FOR THE YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.89	$7.16	$7.00	$6.31	$5.91

Gain (loss) from investment operations:
Net investment income (a)	0.08	0.08	0.06	0.07	0.06
Net realized and unrealized gain (loss) on total investments	(1.90)	1.71	0.14	0.69	0.40

Total gain (loss) from investment operations	(1.82)	1.79	0.20	0.76	0.46

Less distributions from:
Net investment income	(0.04)	(0.06)	(0.04)	(0.07)	(0.06)
Net realized gains	(0.22)	—	—	—	—

Total distributions	(0.26)	(0.06)	(0.04)	(0.07)	(0.06)

Net asset value, end of period	$6.81	$8.89	$7.16	$7.00	$6.31

TOTAL RETURN	(21.00)%	25.24%	2.91%	12.09%	7.72%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$276,881	$327,739	$90,140	$115,925	$92,576
Ratio of expenses to average net assets before expense waiver and reimbursement	0.15%	0.22%	0.22%	0.14%	0.15%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.15%	0.14%	0.14%	0.14%	0.15%
Ratio of net investment income to average net assets	0.96%	1.01%	0.89%	1.01%	0.93%
Portfolio turnover rate	224%	218%	197%	119%	76%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	161

FINANCIAL HIGHLIGHTS	continued

GROWTH & INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.33	$8.66	$9.05	$8.12	$7.36

Gain (loss) from investment operations:
Net investment income (a)	0.15	0.17	0.14	0.18	0.12
Net realized and unrealized gain (loss) on total investments	(1.91)	2.06	0.76	0.93	0.76

Total gain (loss) from investment operations	(1.76)	2.23	0.90	1.11	0.88

Less distributions from:
Net investment income	(0.17)	(0.17)	(0.15)	(0.18)	(0.12)
Net realized gains	(0.24)	(0.39)	(1.14)	—	—

Total distributions	(0.41)	(0.56)	(1.29)	(0.18)	(0.12)

Net asset value, end of period	$8.16	$10.33	$8.66	$9.05	$8.12

TOTAL RETURN	(17.64)%	26.84%	10.87%	13.70%	11.89%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$218,710	$105,476	$97,494	$141,199	$625,503
Ratio of expenses to average net assets before expense waiver and reimbursement	0.50%	0.55%	0.42%	0.15%	0.14%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33%	0.13%	0.13%	0.15%	0.14%
Ratio of net investment income to average net assets	1.59%	1.81%	1.58%	2.04%	1.46%
Portfolio turnover rate	132%	84%	133%	223%	77%

	Retirement Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.44	$8.76	$9.12	$8.16	$7.39

Gain (loss) from investment operations:
Net investment income (a)	0.13	0.15	0.12	0.13	0.10
Net realized and unrealized gain (loss) on total investments	(1.93)	2.08	0.77	0.95	0.75

Total gain (loss) from investment operations	(1.80)	2.23	0.89	1.08	0.85

Less distributions from:
Net investment income	(0.15)	(0.16)	(0.11)	(0.12)	(0.08)
Net realized gains	(0.24)	(0.39)	(1.14)	—	—

Total distributions	(0.39)	(0.55)	(1.25)	(0.12)	(0.08)

Net asset value, end of period	$8.25	$10.44	$8.76	$9.12	$8.16

TOTAL RETURN	(17.82)%	26.44%	10.62%	13.32%	11.47%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$259,942	$204,746	$86,918	$58,731	$35,874
Ratio of expenses to average net assets before expense waiver and reimbursement	0.75%	0.81%	0.74%	0.46%	0.53%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.54%	0.38%	0.40%	0.46%	0.44%
Ratio of net investment income to average net assets	1.36%	1.52%	1.36%	1.43%	1.17%
Portfolio turnover rate	132%	84%	133%	223%	77%

162	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

GROWTH & INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.36	$10.27	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.16	0.18	0.08
Net realized and unrealized gain (loss) on total investments	(2.30)	2.47	0.24

Total gain (loss) from investment operations	(2.14)	2.65	0.32

Less distributions from:
Net investment income	(0.15)	(0.17)	(0.05)
Net realized gains	(0.24)	(0.39)	—

Total distributions	(0.39)	(0.56)	(0.05)

Net asset value, end of period	$9.83	$12.36	$10.27

TOTAL RETURN	(17.78)%	26.67%	3.22	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$506,760	$635,012	$2,632
Ratio of expenses to average net assets before expense waiver and reimbursement	0.87%	1.00%	4.10	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.46%	0.24%	0.43	%(c)
Ratio of net investment income to average net assets	1.43%	1.58%	1.55	%(c)
Portfolio turnover rate	132%	84%	133%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	163

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.98	$13.45	$12.17	$10.29	$8.56

Gain (loss) from investment operations:
Net investment income (a)	0.26	0.20	0.19	0.21	0.20
Net realized and unrealized gain (loss) on total investments	(4.67)	3.49	2.15	2.43	1.69

Total gain (loss) from investment operations	(4.41)	3.69	2.34	2.64	1.89

Less distributions from:
Net investment income	(0.15)	(0.22)	(0.22)	(0.20)	(0.16)
Net realized gains	(1.74)	(1.94)	(0.84)	(0.56)	—

Total distributions	(1.89)	(2.16)	(1.06)	(0.76)	(0.16)

Net asset value, end of period	$8.68	$14.98	$13.45	$12.17	$10.29

TOTAL RETURN	(33.50)%	30.49%	20.60%	26.45%	22.17%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$606,528	$807,072	$649,747	$668,009	$528,959
Ratio of expenses to average net assets before expense waiver and reimbursement	0.54%	0.58%	0.45%	0.21%	0.20%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.54%	0.58%	0.45%	0.21%	0.20%
Ratio of net investment income to average net assets	2.20%	1.47%	1.48%	1.89%	1.98%
Portfolio turnover rate	204%	179%	164%	147%	151%

	Retirement Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.32	$13.72	$12.41	$10.49	$8.65

Gain (loss) from investment operations:
Net investment income (a)	0.25	0.19	0.16	0.19	0.17
Net realized and unrealized gain (loss) on total investments	(4.79)	3.54	2.13	2.40	1.69

Total gain (loss) from investment operations	(4.54)	3.73	2.29	2.59	1.86

Less distributions from:
Net investment income	(0.14)	(0.19)	(0.14)	(0.11)	(0.02)
Net realized gains	(1.74)	(1.94)	(0.84)	(0.56)	—

Total distributions	(1.88)	(2.13)	(0.98)	(0.67)	(0.02)

Net asset value, end of period	$8.90	$15.32	$13.72	$12.41	$10.49

TOTAL RETURN	(33.64)%	30.16%	19.68%	25.34%	21.45%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,159,940	$1,216,121	$519,870	$231,867	$77,400
Ratio of expenses to average net assets before expense waiver and reimbursement	0.79%	0.84%	0.76%	0.56%	0.58%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.79%	0.80%	0.74%	0.56%	0.55%
Ratio of net investment income to average net assets	2.08%	1.36%	1.27%	1.67%	1.63%
Portfolio turnover rate	204%	179%	164%	147%	151%

164	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.29	$10.63	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.17	0.22	0.05
Net realized and unrealized gain (loss) on total investments	(3.35)	2.59	0.58

Total gain (loss) from investment operations	(3.18)	2.81	0.63

Less distributions from:
Net investment income	(0.15)	(0.21)	—
Net realized gains	(1.74)	(1.94)	—

Total distributions	(1.89)	(2.15)	—

Net asset value, end of period	$6.22	$11.29	$10.63

TOTAL RETURN	(33.62)%	30.34%	6.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$316,827	$526,418	$13,943
Ratio of expenses to average net assets before expense waiver and reimbursement	0.89%	0.95%	1.36	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.69%	0.75%	0.80	%(c)
Ratio of net investment income to average net assets	1.95%	2.02%	0.94	%(c)
Portfolio turnover rate	204%	179%	164%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	165

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.04	$9.68	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.08	0.10	0.05
Net realized and unrealized gain (loss) on total investments	(2.47)	2.31	(0.37)

Total gain (loss) from investment operations	(2.39)	2.41	(0.32)

Less distributions from:
Net investment income	(0.08)	(0.05)	—
Net realized gains	(0.57)	—	—
Return of capital	(0.04)	—	—

Total distributions	(0.69)	(0.05)	—

Net asset value, end of period	$8.96	$12.04	$9.68

TOTAL RETURN	(21.14)%	24.97%	(3.20	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$127,255	$169,352	$12,465
Ratio of expenses to average net assets before expense waiver and reimbursement	0.54%	0.65%	1.97	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.31%	0.13%	0.13	%(c)
Ratio of net investment income to average net assets	0.77%	0.95%	0.97	%(c)
Portfolio turnover rate	192%	189%	81%

	Retirement Class

	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.00	$9.67	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.05	0.18	0.03
Net realized and unrealized gain (loss) on total investments	(2.47)	2.19	(0.36)

Total gain (loss) from investment operations	(2.42)	2.37	(0.33)

Less distributions from:
Net investment income	(0.07)	(0.04)	—
Net realized gains	(0.57)	—	—
Return of capital	(0.04)	—	—

Total distributions	(0.68)	(0.04)	—

Net asset value, end of period	$8.90	$12.00	$9.67

TOTAL RETURN	(21.45)%	24.67%	(3.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$31,406	$28,308	$2,145
Ratio of expenses to average net assets before expense waiver and reimbursement	0.78%	0.94%	6.76	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.57%	0.38%	0.38	%(c)
Ratio of net investment income to average net assets	0.50%	1.67%	0.69	%(c)
Portfolio turnover rate	192%	189%	81%

166	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.02	$9.67	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.06	0.09	0.03
Net realized and unrealized gain (loss) on total investments	(2.48)	2.31	(0.36)

Total gain (loss) from investment operations	(2.42)	2.40	(0.33)

Less distributions from:
Net investment income	(0.06)	(0.05)	—
Net realized gains	(0.57)	—	—
Return of capital	(0.04)	—	—

Total distributions	(0.67)	(0.05)	—

Net asset value, end of period	$8.93	$12.02	$9.67

TOTAL RETURN	(21.40)%	24.89%	(3.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$344,298	$439,678	$2,196
Ratio of expenses to average net assets before expense waiver and reimbursement	1.01%	1.22%	5.35	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.52%	0.21%	0.43	%(c)
Ratio of net investment income to average net assets	0.55%	0.82%	0.61	%(c)
Portfolio turnover rate	192%	189%	81%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	167

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE FUND ▪ FOR THE YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$17.02	$15.73	$14.41	$13.40	$11.59

Gain (loss) from investment operations:
Net investment income (a)	0.28	0.30	0.27	0.30	0.28
Net realized and unrealized gain (loss) on total investments	(4.58)	2.10	1.75	1.92	2.22

Total gain (loss) from investment operations	(4.30)	2.40	2.02	2.22	2.50

Less distributions from:
Net investment income	(0.25)	(0.26)	(0.22)	(0.23)	(0.14)
Net realized gains	(0.91)	(0.85)	(0.48)	(0.98)	(0.55)

Total distributions	(1.16)	(1.11)	(0.70)	(1.21)	(0.69)

Net asset value, end of period	$11.56	$17.02	$15.73	$14.41	$13.40

TOTAL RETURN	(26.78)%	15.71%	14.47%	16.73%	21.96%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$401,478	$487,144	$215,614	$216,512	$31,289
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49%	0.52%	0.38%	0.14%	0.17%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.49%	0.50%	0.38%	0.14%	0.14%
Ratio of net investment income to average net assets	2.03%	1.78%	1.84%	2.11%	2.20%
Portfolio turnover rate	151%	136%	115%	113%	154%

	Retirement Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.96	$15.68	$14.43	$13.41	$11.55

Gain (loss) from investment operations:
Net investment income (a)	0.25	0.26	0.23	0.26	0.24
Net realized and unrealized gain (loss) on total investments	(4.57)	2.10	1.75	1.90	2.23

Total gain (loss) from investment operations	(4.32)	2.36	1.98	2.16	2.47

Less distributions from:
Net investment income	(0.22)	(0.23)	(0.25)	(0.16)	(0.06)
Net realized gains	(0.91)	(0.85)	(0.48)	(0.98)	(0.55)

Total distributions	(1.13)	(1.08)	(0.73)	(1.14)	(0.61)

Net asset value, end of period	$11.51	$16.96	$15.68	$14.43	$13.41

TOTAL RETURN	(26.99)%	15.51%	14.21%	16.23%	21.59%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$500,288	$500,511	$257,287	$159,064	$69,314
Ratio of expenses to average net assets before expense waiver and reimbursement	0.74%	0.75%	0.68%	0.48%	0.51%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.74%	0.73%	0.67%	0.48%	0.48%
Ratio of net investment income to average net assets	1.78%	1.55%	1.54%	1.82%	1.87%
Portfolio turnover rate	151%	136%	115%	113%	154%

168	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE FUND ▪ FOR THE YEAR ENDED

	Retail Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.60	$15.36	$14.17	$13.25	$11.52

Gain (loss) from investment operations:
Net investment income (a)	0.25	0.28	0.25	0.26	0.24
Net realized and unrealized gain (loss) on total investments	(4.45)	2.06	1.71	1.88	2.21

Total gain (loss) from investment operations	(4.20)	2.34	1.96	2.14	2.45

Less distributions from:
Net investment income	(0.23)	(0.25)	(0.29)	(0.24)	(0.17)
Net realized gains	(0.91)	(0.85)	(0.48)	(0.98)	(0.55)

Total distributions	(1.14)	(1.10)	(0.77)	(1.22)	(0.72)

Net asset value, end of period	$11.26	$16.60	$15.36	$14.17	$13.25

TOTAL RETURN	(26.87)%	15.70%	14.35%	16.35%	21.67%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$74,487	$115,149	$198,739	$170,748	$137,166
Ratio of expenses to average net assets before expense waiver and reimbursement	0.77%	0.71%	0.53%	0.44%	0.49%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64%	0.55%	0.53%	0.44%	0.44%
Ratio of net investment income to average net assets	1.85%	1.72%	1.69%	1.87%	1.89%
Portfolio turnover rate	151%	136%	115%	113%	154%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	169

FINANCIAL HIGHLIGHTS	continued

MID-CAP GROWTH FUND ▪ FOR THE YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$20.33	$17.01	$17.01	$14.30	$13.02

Gain (loss) from investment operations:
Net investment income (a)	0.06	0.03	0.06	0.06	0.05
Net realized and unrealized gain (loss) on total investments	(4.65)	4.20	0.41	3.33	1.76

Total gain (loss) from investment operations	(4.59)	4.23	0.47	3.39	1.81

Less distributions from:
Net investment income	(0.04)	(0.05)	(0.02)	(0.01)	(0.03)
Net realized gains	(1.40)	(0.86)	(0.45)	(0.67)	(0.50)

Total distributions	(1.44)	(0.91)	(0.47)	(0.68)	(0.53)

Net asset value, end of period	$14.30	$20.33	$17.01	$17.01	$14.30

TOTAL RETURN	(24.33)%	25.76%	2.72%	24.12%	13.88%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$53,843	$51,145	$34,088	$20,808	$3,684
Ratio of expenses to average net assets before expense waiver and reimbursement	0.55%	0.59%	0.50%	0.15%	0.17%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.55%	0.55%	0.43%	0.15%	0.14%
Ratio of net investment income to average net assets	0.31%	0.18%	0.36%	0.39%	0.32%
Portfolio turnover rate	111%	127%	147%	115%	148%

	Retirement Class

	9/30/08	9/30/07		9/30/06		9/30/05		9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$20.12	$16.84		$16.88		$14.23		$12.97

Gain (loss) from investment operations:
Net investment income (a)	0.01	(0.00	)(b)	0.02		0.01		0.00 (b)
Net realized and unrealized gain (loss) on total investments	(4.60)	4.16		0.39		3.31		1.76

Total gain (loss) from investment operations	(4.59)	4.16		0.41		3.32		1.76

Less distributions from:
Net investment income	(0.01)	(0.02)		(0.00	)(b)	(0.00	)(b)	—
Net realized gains	(1.40)	(0.86)		(0.45)		(0.67)		(0.50)

Total distributions	(1.41)	(0.88)		(0.45)		(0.67)		(0.50)

Net asset value, end of period	$14.12	$20.12		$16.84		$16.88		$14.23

TOTAL RETURN	(24.56)%	25.54%		2.42%		23.72%		13.48%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$348,993	$313,908		$164,771		$131,943		$74,600
Ratio of expenses to average net assets before expense waiver and reimbursement	0.80%	0.84%		0.72%		0.48%		0.54%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.80%	0.78%		0.69%		0.48%		0.48%
Ratio of net investment income to average net assets	0.06%	(0.05)%		0.13%		0.06%		(0.01)%
Portfolio turnover rate	111%	127%		147%		115%		148%

170	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP GROWTH FUND ▪ FOR THE YEAR ENDED

	Retail Class

	9/30/08	9/30/07	9/30/06	9/30/05		9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$20.14	$16.85	$16.89	$14.23		$12.98

Gain (loss) from investment operations:
Net investment income (a)	0.03	0.00 (b)	0.02	0.01		0.00	(b)
Net realized and unrealized gain (loss) on total investments	(4.61)	4.17	0.40	3.32		1.75

Total gain (loss) from investment operations	(4.58)	4.17	0.42	3.33		1.75

Less distributions from:
Net investment income	(0.01)	(0.02)	(0.01)	(0.00	)(b)	(0.00	)(b)
Net realized gains	(1.40)	(0.86)	(0.45)	(0.67)		(0.50)

Total distributions	(1.41)	(0.88)	(0.46)	(0.67)		(0.50)

Net asset value, end of period	$14.15	$20.14	$16.85	$16.89		$14.23

TOTAL RETURN	(24.46)%	25.66%	2.37%	23.80%		13.48%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$62,390	$84,847	$68,416	$62,481		$48,508
Ratio of expenses to average net assets before expense waiver and reimbursement	0.87%	0.90%	0.68%	0.44%		0.51%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.69%	0.70%	0.68%	0.44%		0.44%
Ratio of net investment income to average net assets	0.17%	0.03%	0.13%	0.09%		0.02%
Portfolio turnover rate	111%	127%	147%	115%		148%

(a)	Based on average shares outstanding.

(b)	Amount represents less than $0.01 per share.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	171

FINANCIAL HIGHLIGHTS	continued

MID-CAP VALUE FUND ▪ FOR THE YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$20.34	$18.59	$17.57	$14.44	$12.02

Gain (loss) from investment operations:
Net investment income (a)	0.30	0.35	0.26	0.30	0.26
Net realized and unrealized gain (loss) on total investments	(4.54)	3.33	1.87	3.62	2.74

Total gain (loss) from investment operations	(4.24)	3.68	2.13	3.92	3.00

Less distributions from:
Net investment income	(0.26)	(0.31)	(0.23)	(0.22)	(0.13)
Net realized gains	(1.06)	(1.62)	(0.88)	(0.57)	(0.45)

Total distributions	(1.32)	(1.93)	(1.11)	(0.79)	(0.58)

Net asset value, end of period	$14.78	$20.34	$18.59	$17.57	$14.44

TOTAL RETURN	(22.03)%	21.03%	12.68%	27.63%	25.36%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$127,218	$58,763	$38,173	$25,868	$8,042
Ratio of expenses to average net assets before expense waiver and reimbursement	0.51%	0.53%	0.47%	0.15%	0.17%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.51%	0.53%	0.43%	0.15%	0.14%
Ratio of net investment income to average net assets	1.74%	1.76%	1.46%	1.82%	1.88%
Portfolio turnover rate	41%	90%	131%	110%	173%

	Retirement Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$20.23	$18.51	$17.52	$14.38	$11.95

Gain (loss) from investment operations:
Net investment income (a)	0.26	0.29	0.21	0.25	0.21
Net realized and unrealized gain (loss) on total investments	(4.53)	3.32	1.87	3.60	2.73

Total gain (loss) from investment operations	(4.27)	3.61	2.08	3.85	2.94

Less distributions from:
Net investment income	(0.21)	(0.27)	(0.21)	(0.14)	(0.06)
Net realized gains	(1.06)	(1.62)	(0.88)	(0.57)	(0.45)

Total distributions	(1.27)	(1.89)	(1.09)	(0.71)	(0.51)

Net asset value, end of period	$14.69	$20.23	$18.51	$17.52	$14.38

TOTAL RETURN	(22.25)%	20.70%	12.42%	27.20%	24.82%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$683,125	$600,104	$318,024	$266,360	$92,268
Ratio of expenses to average net assets before expense waiver and reimbursement	0.76%	0.78%	0.69%	0.48%	0.52%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.76%	0.78%	0.68%	0.48%	0.48%
Ratio of net investment income to average net assets	1.52%	1.47%	1.20%	1.50%	1.54%
Portfolio turnover rate	41%	90%	131%	110%	173%

172	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP VALUE FUND ▪ FOR THE YEAR ENDED

	Retail Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$20.04	$18.34	$17.36	$14.27	$11.97

Gain (loss) from investment operations:
Net investment income (a)	0.29	0.32	0.22	0.25	0.22
Net realized and unrealized gain (loss) on total investments	(4.49)	3.29	1.85	3.57	2.71

Total gain (loss) from investment operations	(4.20)	3.61	2.07	3.82	2.93

Less distributions from:
Net investment income	(0.23)	(0.29)	(0.22)	(0.16)	(0.18)
Net realized gains	(1.06)	(1.62)	(0.87)	(0.57)	(0.45)

Total distributions	(1.29)	(1.91)	(1.09)	(0.73)	(0.63)

Net asset value, end of period	$14.55	$20.04	$18.34	$17.36	$14.27

TOTAL RETURN	(22.09)%	20.87%	12.51%	27.23%	24.89%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$152,818	$198,698	$125,871	$95,608	$40,706
Ratio of expenses to average net assets before expense waiver and reimbursement	0.79%	0.79%	0.63%	0.44%	0.51%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.62%	0.63%	0.63%	0.44%	0.44%
Ratio of net investment income to average net assets	1.69%	1.65%	1.25%	1.53%	1.58%
Portfolio turnover rate	41%	90%	131%	110%	173%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	173

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP EQUITY FUND ▪ FOR THE YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.43	$15.91	$15.84	$14.29	$12.68

Gain (loss) from investment operations:
Net investment income (a)	0.12	0.19	0.10	0.17	0.14
Net realized and unrealized gain (loss) on total investments	(2.36)	0.99	1.41	2.20	2.48

Total gain (loss) from investment operations	(2.24)	1.18	1.51	2.37	2.62

Less distributions from:
Net investment income	(0.15)	(0.11)	(0.11)	(0.12)	(0.08)
Net realized gains	(0.92)	(1.55)	(1.33)	(0.70)	(0.93)

Total distributions	(1.07)	(1.66)	(1.44)	(0.82)	(1.01)

Net asset value, end of period	$12.12	$15.43	$15.91	$15.84	$14.29	(c)

TOTAL RETURN	(15.23)%	7.43%	10.15%	16.69%	20.98	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$190,667	$181,032	$115,273	$116,652	$45,429
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53%	0.57%	0.43%	0.15%	0.20%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.53%	0.55%	0.41%	0.15%	0.14%
Ratio of net investment income to average net assets	0.91%	1.16%	0.66%	1.11%	1.03%
Portfolio turnover rate	114%	127%	264%	273%	295%

	Retirement Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.23	$15.73	$15.71	$14.20	$12.62

Gain (loss) from investment operations:
Net investment income (a)	0.09	0.15	0.06	0.12	0.09
Net realized and unrealized gain (loss) on total investments	(2.34)	0.98	1.40	2.19	2.46

Total gain (loss) from investment operations	(2.25)	1.13	1.46	2.31	2.55

Less distributions from:
Net investment income	(0.11)	(0.08)	(0.11)	(0.10)	(0.04)
Net realized gains	(0.92)	(1.55)	(1.33)	(0.70)	(0.93)

Total distributions	(1.03)	(1.63)	(1.44)	(0.80)	(0.97)

Net asset value, end of period	$11.95	$15.23	$15.73	$15.71	$14.20	(c)

TOTAL RETURN	(15.39)%	7.15%	9.90%	16.35%	20.53	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$285,643	$267,273	$216,828	$170,413	$116,445
Ratio of expenses to average net assets before expense waiver and reimbursement	0.78%	0.81%	0.72%	0.48%	0.54%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.78%	0.78%	0.69%	0.48%	0.48%
Ratio of net investment income to average net assets	0.66%	0.92%	0.39%	0.78%	0.68%
Portfolio turnover rate	114%	127%	264%	273%	295%

174	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP EQUITY FUND ▪ FOR THE YEAR ENDED

	Retail Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.18	$15.66	$15.65	$14.15	$12.64

Gain (loss) from investment operations:
Net investment income (a)	0.09	0.15	0.07	0.14	0.12
Net realized and unrealized gain (loss) on total investments	(2.33)	1.01	1.39	2.19	2.45

Total gain (loss) from investment operations	(2.24)	1.16	1.46	2.33	2.57

Less distributions from:
Net investment income	(0.11)	(0.09)	(0.12)	(0.13)	(0.13)
Net realized gains	(0.92)	(1.55)	(1.33)	(0.70)	(0.93)

Total distributions	(1.03)	(1.64)	(1.45)	(0.83)	(1.06)

Net asset value, end of period	$11.91	$15.18	$15.66	$15.65	$14.15	(c)

TOTAL RETURN	(15.37)%	7.39%	9.97%	16.55%	20.70	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$50,731	$68,843	$85,719	$71,400	$61,937
Ratio of expenses to average net assets before expense waiver and reimbursement	0.87%	0.86%	0.61%	0.32%	0.38%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.72%	0.69%	0.61%	0.30%	0.30%
Ratio of net investment income to average net assets	0.71%	0.95%	0.48%	0.97%	0.87%
Portfolio turnover rate	114%	127%	264%	273%	295%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)

During the year ended September 30, 2004, the Small-Cap Equity Fund was reimbursed by the Adviser for an investment loss resulting from an overstatement of cash available for investment. Had the Fund not been reimbursed, the net asset value and total return for the Retirement Class would have been $14.19 and 20.44%, respectively, and the net asset value and total return for the Institutional Class would have been $14.28 and 20.86%, respectively. There was no change to the net asset value or total return for the Retail Class.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	175

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH INDEX FUND ▪ FOR THE YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$13.78	$11.84	$11.33	$10.48	$11.63

Gain (loss) from investment operations:
Net investment income (a)	0.16	0.14	0.13	0.12	0.11
Net realized and unrealized gain (loss) on total investments	(3.00)	2.09	0.54	1.07	0.80

Total gain (loss) from investment operations	(2.84)	2.23	0.67	1.19	0.91

Less distributions from:
Net investment income	(0.14)	(0.28)	(0.09)	(0.15)	(0.21)
Net realized gains	(0.08)	(0.01)	(0.07)	(0.19)	(1.85)

Total distributions	(0.22)	(0.29)	(0.16)	(0.34)	(2.06)

Net asset value, end of year	$10.72	$13.78	$11.84	$11.33	$10.48

TOTAL RETURN	(20.96)%	19.15%	5.94%	11.41%	7.35%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$263,714	$272,610	$552,918	$464,761	$35,800
Ratio of expenses to average net assets before expense waiver and reimbursement	0.10%	0.12%	0.08%	0.08%	0.11%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.10%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	1.23%	1.10%	1.14%	1.08%	0.97%
Portfolio turnover rate	28%	53%	40%	61%	19%

	Retirement Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$13.86	$11.91	$11.47	$10.56	$11.60

Gain (loss) from investment operations:
Net investment income (a)	0.12	0.12	0.10	0.12	0.05
Net realized and unrealized gain (loss) on total investments	(3.01)	2.10	0.53	1.04	0.82

Total gain (loss) from investment operations	(2.89)	2.22	0.63	1.16	0.87

Less distributions from:
Net investment income	(0.11)	(0.26)	(0.12)	(0.06)	(0.06)
Net realized gains	(0.08)	(0.01)	(0.07)	(0.19)	(1.85)

Total distributions	(0.19)	(0.27)	(0.19)	(0.25)	(1.91)

Net asset value, end of year	$10.78	$13.86	$11.91	$11.47	$10.56

TOTAL RETURN	(21.13)%	18.91%	5.53%	11.04%	7.03%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$98,784	$87,924	$42,719	$22,402	$18,405
Ratio of expenses to average net assets before expense waiver and reimbursement	0.35%	0.38%	0.43%	0.43%	0.52%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35%	0.33%	0.36%	0.43%	0.42%
Ratio of net investment income to average net assets	0.98%	0.93%	0.86%	1.04%	0.46%
Portfolio turnover rate	28%	53%	40%	61%	19%

(a)	Based on average shares outstanding.

176	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE INDEX FUND ▪ FOR THE YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$16.89	$15.93	$14.50	$13.05	$11.41

Gain (loss) from investment operations:
Net investment income (a)	0.40	0.41	0.36	0.34	0.29
Net realized and unrealized gain (loss) on total investments	(4.22)	1.80	1.68	1.77	1.99

Total gain (loss) from investment operations	(3.82)	2.21	2.04	2.11	2.28

Less distributions from:
Net investment income	(0.38)	(0.59)	(0.29)	(0.27)	(0.31)
Net realized gains	(0.52)	(0.66)	(0.32)	(0.39)	(0.33)

Total distributions	(0.90)	(1.25)	(0.61)	(0.66)	(0.64)

Net asset value, end of year	$12.17	$16.89	$15.93	$14.50	$13.05

TOTAL RETURN	(23.58)%	14.36%	14.54%	16.50%	20.25%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$319,533	$363,498	$518,223	$433,383	$142,252
Ratio of expenses to average net assets before expense waiver and reimbursement	0.09%	0.11%	0.08%	0.08%	0.10%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	2.83%	2.48%	2.45%	2.42%	2.34%
Portfolio turnover rate	33%	60%	49%	65%	44%

	Retirement Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$17.06	$16.09	$14.52	$13.07	$11.38

Gain (loss) from investment operations:
Net investment income (a)	0.37	0.38	0.32	0.29	0.25
Net realized and unrealized gain (loss) on total investments	(4.26)	1.82	1.68	1.79	1.98

Total gain (loss) from investment operations	(3.89)	2.20	2.00	2.08	2.23

Less distributions from:
Net investment income	(0.35)	(0.57)	(0.11)	(0.24)	(0.21)
Net realized gains	(0.52)	(0.66)	(0.32)	(0.39)	(0.33)

Total distributions	(0.87)	(1.23)	(0.43)	(0.63)	(0.54)

Net asset value, end of year	$12.30	$17.06	$16.09	$14.52	$13.07

TOTAL RETURN	(23.77)%	14.17%	14.14%	16.18%	19.82%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$115,840	$101,949	$37,069	$778	$200
Ratio of expenses to average net assets before expense waiver and reimbursement	0.34%	0.32%	0.51%	0.44%	0.97%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34%	0.30%	0.35%	0.44%	0.44%
Ratio of net investment income to average net assets	2.58%	2.26%	2.10%	2.07%	1.99%
Portfolio turnover rate	33%	60%	49%	65%	44%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	177

FINANCIAL HIGHLIGHTS	continued

EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.46	$10.09	$9.97	$8.85	$8.07

Gain (loss) from investment operations:
Net investment income (a)	0.20	0.20	0.17	0.18	0.15
Net realized and unrealized gain (loss) on total investments	(2.59)	1.44	0.78	1.09	0.99

Total gain (loss) from investment operations	(2.39)	1.64	0.95	1.27	1.14

Less distributions from:
Net investment income	(0.18)	(0.17)	(0.17)	(0.15)	(0.29)
Net realized gains	(0.19)	(0.10)	(0.66)	—	(0.07)

Total distributions	(0.37)	(0.27)	(0.83)	(0.15)	(0.36)

Net asset value, end of period	$8.70	$11.46	$10.09	$9.97	$8.85

TOTAL RETURN	(21.43)%	16.49%	10.08%	14.40%	14.17%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$697,104	$844,429	$633,027	$606,341	$766,707
Ratio of expenses to average net assets before expense waiver and reimbursement	0.07%	0.09%	0.08%	0.09%	0.08%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.07%	0.08%	0.08%	0.09%	0.08%
Ratio of net investment income to average net assets	2.02%	1.79%	1.74%	1.94%	1.67%
Portfolio turnover rate	9%	16%	32%	24%	26%

	Retirement Class

	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.62	$10.24	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.18	0.17	0.07
Net realized and unrealized gain (loss) on total investments	(2.64)	1.48	0.17

Total gain (loss) from investment operations	(2.46)	1.65	0.24

Less distributions from:
Net investment income	(0.16)	(0.17)	—
Net realized gains	(0.19)	(0.10)	—

Total distributions	(0.35)	(0.27)	—

Net asset value, end of period	$8.81	$11.62	$10.24

TOTAL RETURN	(21.71)%	16.29%	2.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$13,487	$9,479	$1,909
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33%	0.36%	4.07	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33%	0.33%	0.34	%(c)
Ratio of net investment income to average net assets	1.77%	1.54%	1.39	%(c)
Portfolio turnover rate	9%	16%	32%

178	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.63	$10.25	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.19	0.18	0.08
Net realized and unrealized gain (loss) on total investments	(2.63)	1.47	0.17

Total gain (loss) from investment operations	(2.44)	1.65	0.25

Less distributions from:
Net investment income	(0.17)	(0.17)	—
Net realized gains	(0.19)	(0.10)	—

Total distributions	(0.36)	(0.27)	—

Net asset value, end of period	$8.83	$11.63	$10.25

TOTAL RETURN	(21.53)%	16.30%	2.50	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$335,624	$440,181	$7,115
Ratio of expenses to average net assets before expense waiver and reimbursement	0.39%	0.43%	1.49	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.19%	0.22%	0.24	%(c)
Ratio of net investment income to average net assets	1.89%	1.62%	1.53	%(c)
Portfolio turnover rate	9%	16%	32%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	179

FINANCIAL HIGHLIGHTS	continued

S&P 500 INDEX FUND ▪ FOR THE YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$17.54	$15.36	$14.08	$12.92	$11.52

Gain (loss) from investment operations:
Net investment income (a)	0.33	0.31	0.27	0.26	0.21
Net realized and unrealized gain (loss) on total investments	(4.09)	2.17	1.22	1.31	1.36

Total gain (loss) from investment operations	(3.76)	2.48	1.49	1.57	1.57

Less distributions from:
Net investment income	(0.31)	(0.27)	(0.18)	(0.21)	(0.17)
Net realized gains	(0.13)	(0.03)	(0.03)	(0.20)	—

Total distributions	(0.44)	(0.30)	(0.21)	(0.41)	(0.17)

Net asset value, end of period	$13.34	$17.54	$15.36	$14.08	$12.92

TOTAL RETURN	(21.93)%	16.35%	10.70%	12.20%	13.63%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$851,272	$942,556	$783,876	$526,899	$167,621
Ratio of expenses to average net assets before expense waiver and reimbursement	0.06%	0.07%	0.07%	0.08%	0.11%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.06%	0.07%	0.07%	0.08%	0.08%
Ratio of net investment income to average net assets	2.12%	1.88%	1.86%	1.92%	1.68%
Portfolio turnover rate	14%	18%	25%	38%	21%

	Retirement Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$17.45	$15.29	$14.08	$12.95	$11.48

Gain (loss) from investment operations:
Net investment income (a)	0.29	0.27	0.23	0.22	0.17
Net realized and unrealized gain (loss) on total investments	(4.07)	2.16	1.22	1.29	1.36

Total gain (loss) from investment operations	(3.78)	2.43	1.45	1.51	1.53

Less distributions from:
Net investment income	(0.27)	(0.24)	(0.21)	(0.18)	(0.06)
Net realized gains	(0.13)	(0.03)	(0.03)	(0.20)	—

Total distributions	(0.40)	(0.27)	(0.24)	(0.38)	(0.06)

Net asset value, end of period	$13.27	$17.45	$15.29	$14.08	$12.95

TOTAL RETURN	(22.11)%	16.05%	10.39%	11.69%	13.29%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$223,973	$231,854	$149,408	$98,508	$54,914
Ratio of expenses to average net assets before expense waiver and reimbursement	0.31%	0.32%	0.37%	0.44%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.31%	0.32%	0.37%	0.44%	0.44%
Ratio of net investment income to average net assets	1.87%	1.63%	1.56%	1.65%	1.31%
Portfolio turnover rate	14%	18%	25%	38%	21%

(a)	Based on average shares outstanding.

180	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP GROWTH INDEX FUND ▪ FOR THE YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.26	$14.30	$14.36	$12.85	$12.94

Gain (loss) from investment operations:
Net investment income (a)	0.15	0.13	0.12	0.07	0.06
Net realized and unrealized gain (loss) on total investments	(3.88)	2.73	0.85	2.81	1.67

Total gain (loss) from investment operations	(3.73)	2.86	0.97	2.88	1.73

Less distributions from:
Net investment income	(0.13)	(0.10)	(0.08)	(0.06)	(0.06)
Net realized gains	(0.91)	(0.80)	(0.95)	(1.31)	(1.76)

Total distributions	(1.04)	(0.90)	(1.03)	(1.37)	(1.82)

Net asset value, end of period	$11.49	$16.26	$14.30	$14.36	$12.85

TOTAL RETURN	(24.41)%	20.88%	6.88%	23.36%	13.50%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$47,091	$48,316	$36,255	$29,431	$23,893
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32%	0.48%	0.41%	0.09%	0.11%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.10%	0.08%	0.08%	0.09%	0.08%
Ratio of net investment income to average net assets	1.05%	0.86%	0.84%	0.55%	0.46%
Portfolio turnover rate	60%	70%	72%	42%	32%

	Retirement Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.16	$14.25	$14.29	$12.83	$12.91

Gain (loss) from investment operations:
Net investment income (a)	0.11	0.10	0.08	0.03	0.01
Net realized and unrealized gain (loss) on total investments	(3.85)	2.71	0.85	2.79	1.68

Total gain (loss) from investment operations	(3.74)	2.81	0.93	2.82	1.69

Less distributions from:
Net investment income	(0.09)	(0.10)	(0.02)	(0.05)	(0.01)
Net realized gains	(0.91)	(0.80)	(0.95)	(1.31)	(1.76)

Total distributions	(1.00)	(0.90)	(0.97)	(1.36)	(1.77)

Net asset value, end of period	$11.42	$16.16	$14.25	$14.29	$12.83

TOTAL RETURN	(24.55)%	20.55%	6.60%	22.86%	13.15%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$27,615	$24,565	$10,121	$445	$344
Ratio of expenses to average net assets before expense waiver and reimbursement	0.57%	0.75%	0.94%	0.45%	0.73%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35%	0.33%	0.35%	0.45%	0.44%
Ratio of net investment income to average net assets	0.81%	0.63%	0.54%	0.19%	0.10%
Portfolio turnover rate	60%	70%	72%	42%	32%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	181

FINANCIAL HIGHLIGHTS	continued

MID-CAP VALUE INDEX FUND ▪ FOR THE YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$17.40	$16.20	$16.55	$14.23	$11.83

Gain (loss) from investment operations:
Net investment income (a)	0.38	0.37	0.33	0.33	0.29
Net realized and unrealized gain (loss) on total investments	(3.71)	1.79	1.47	3.24	2.66

Total gain (loss) from investment operations	(3.33)	2.16	1.80	3.57	2.95

Less distributions from:
Net investment income	(0.36)	(0.20)	(0.31)	(0.30)	(0.26)
Net realized gains	(1.05)	(0.76)	(1.84)	(0.95)	(0.29)

Total distributions	(1.41)	(0.96)	(2.15)	(1.25)	(0.55)

Net asset value, end of year	$12.66	$17.40	$16.20	$16.55	$14.23

TOTAL RETURN	(20.38)%	13.68%	12.10%	26.14%	25.36%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$128,777	$126,598	$59,187	$47,420	$37,010
Ratio of expenses to average net assets before expense waiver and reimbursement	0.16%	0.22%	0.29%	0.08%	0.09%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.10%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	2.59%	2.13%	2.11%	2.17%	2.16%
Portfolio turnover rate	47%	58%	76%	43%	23%

	Retirement Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$17.60	$16.40	$16.52	$14.20	$11.80

Gain (loss) from investment operations:
Net investment income (a)	0.34	0.33	0.28	0.28	0.24
Net realized and unrealized gain (loss) on total investments	(3.75)	1.82	1.49	3.25	2.65

Total gain (loss) from investment operations	(3.41)	2.15	1.77	3.53	2.89

Less distributions from:
Net investment income	(0.32)	(0.19)	(0.05)	(0.26)	(0.20)
Net realized gains	(1.05)	(0.76)	(1.84)	(0.95)	(0.29)

Total distributions	(1.37)	(0.95)	(1.89)	(1.21)	(0.49)

Net asset value, end of year	$12.82	$17.60	$16.40	$16.52	$14.20

TOTAL RETURN	(20.60)%	13.41%	11.77%	25.80%	24.92%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$79,985	$59,559	$20,433	$289	$200
Ratio of expenses to average net assets before expense waiver and reimbursement	0.40%	0.46%	0.71%	0.44%	1.00%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34%	0.33%	0.35%	0.44%	0.44%
Ratio of net investment income to average net assets	2.34%	1.87%	1.79%	1.81%	1.81%
Portfolio turnover rate	47%	58%	76%	43%	23%

(a)	Based on average shares outstanding.

182	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP BLEND INDEX FUND ▪ FOR THE YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$19.23	$17.22	$16.85	$14.34	$12.36

Gain (loss) from investment operations:
Net investment income (a)	0.27	0.28	0.25	0.23	0.20
Net realized and unrealized gain (loss) on total investments	(4.36)	2.68	1.26	3.26	2.29

Total gain (loss) from investment operations	(4.09)	2.96	1.51	3.49	2.49

Less distributions from:
Net investment income	(0.25)	(0.21)	(0.22)	(0.21)	(0.17)
Net realized gains	(0.70)	(0.74)	(0.92)	(0.77)	(0.34)

Total distributions	(0.95)	(0.95)	(1.14)	(0.98)	(0.51)

Net asset value, end of year	$14.19	$19.23	$17.22	$16.85	$14.34

TOTAL RETURN	(22.20)%	17.70%	9.34%	25.01%	20.39%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$89,638	$111,763	$79,185	$64,696	$49,707
Ratio of expenses to average net assets before expense waiver and reimbursement	0.17%	0.23%	0.27%	0.08%	0.10%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.10%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	1.63%	1.49%	1.48%	1.48%	1.47%
Portfolio turnover rate	29%	53%	69%	40%	19%

	Retirement Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$19.36	$17.35	$16.90	$14.35	$12.33

Gain (loss) from investment operations:
Net investment income (a)	0.23	0.23	0.20	0.18	0.16
Net realized and unrealized gain (loss) on total investments	(4.39)	2.71	1.27	3.27	2.28

Total gain (loss) from investment operations	(4.16)	2.94	1.47	3.45	2.44

Less distributions from:
Net investment income	(0.22)	(0.19)	(0.10)	(0.13)	(0.08)
Net realized gains	(0.70)	(0.74)	(0.92)	(0.77)	(0.34)

Total distributions	(0.92)	(0.93)	(1.02)	(0.90)	(0.42)

Net asset value, end of year	$14.28	$19.36	$17.35	$16.90	$14.35

TOTAL RETURN	(22.40)%	17.44%	9.03%	24.62%	19.94%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$90,949	$84,301	$29,584	$6,338	$563
Ratio of expenses to average net assets before expense waiver and reimbursement	0.42%	0.48%	0.59%	0.44%	0.66%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35%	0.33%	0.36%	0.44%	0.44%
Ratio of net investment income to average net assets	1.37%	1.22%	1.17%	1.15%	1.13%
Portfolio turnover rate	29%	53%	69%	40%	19%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	183

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP GROWTH INDEX FUND ▪ FOR THE YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.70	$14.42	$14.56	$13.91	$13.16

Gain (loss) from investment operations:
Net investment income (a)	0.14	0.12	0.06	0.07	0.06
Net realized and unrealized gain (loss) on total investments	(2.65)	2.47	0.74	2.36	1.51

Total gain (loss) from investment operations	(2.51)	2.59	0.80	2.43	1.57

Less distributions from:
Net investment income	(0.12)	(0.06)	(0.06)	(0.04)	(0.08)
Net realized gains	(0.76)	(1.25)	(0.88)	(1.74)	(0.74)

Total distributions	(0.88)	(1.31)	(0.94)	(1.78)	(0.82)

Redemption fees	0.01	—	—	—	—

Net asset value, end of period	$12.32	$15.70	$14.42	$14.56	$13.91

TOTAL RETURN	(16.66)%	18.92%	5.66%	17.73%	11.84%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$83,331	$99,933	$80,122	$76,610	$65,446
Ratio of expenses to average net assets before expense waiver and reimbursement	0.24%	0.30%	0.22%	0.10%	0.10%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.10%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	0.99%	0.79%	0.43%	0.49%	0.41%
Portfolio turnover rate	56%	64%	102%	70%	45%

	Retirement Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.76	$15.34	$15.31	$14.54	$13.13

Gain (loss) from investment operations:
Net investment income (a)	0.11	0.09	0.02	0.03	0.01
Net realized and unrealized gain (loss) on total investments	(2.82)	2.62	0.91	2.52	2.17

Total gain (loss) from investment operations	(2.71)	2.71	0.93	2.55	2.18

Less distributions from:
Net investment income	(0.10)	(0.04)	(0.02)	(0.04)	(0.03)
Net realized gains	(0.76)	(1.25)	(0.88)	(1.74)	(0.74)

Total distributions	(0.86)	(1.29)	(0.90)	(1.78)	(0.77)

Redemption fees	0.01	—	—	—	—

Net asset value, end of period	$13.20	$16.76	$15.34	$15.31	$14.54

TOTAL RETURN	(16.82)%	18.60%	6.13%	17.67%	16.86	%(e)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$57,087	$34,733	$17,974	$1,652	$279
Ratio of expenses to average net assets before expense waiver and reimbursement	0.48%	0.57%	0.62%	0.45%	0.67%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34%	0.33%	0.35%	0.45%	0.44%
Ratio of net investment income to average net assets	0.76%	0.58%	0.15%	0.18%	0.04%
Portfolio turnover rate	56%	64%	102%	70%	45%

(a)	Based on average shares outstanding.

(e)	The Small-Cap Growth Index Fund Retirement Class benefited from a shareholder processing transaction during the year ended September 30, 2004.

184	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP VALUE INDEX FUND ▪ FOR THE YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.87	$14.45	$14.36	$14.03	$12.14

Gain (loss) from investment operations:
Net investment income (a)	0.27	0.30	0.25	0.25	0.23
Net realized and unrealized gain (loss) on total investments	(1.87)	0.61	1.54	2.15	2.81

Total gain (loss) from investment operations	(1.60)	0.91	1.79	2.40	3.04

Less distributions from:
Net investment income	(0.28)	(0.22)	(0.21)	(0.23)	(0.23)
Net realized gains	(0.90)	(1.27)	(1.49)	(1.84)	(0.92)

Total distributions	(1.18)	(1.49)	(1.70)	(2.07)	(1.15)

Net asset value, end of period	$11.09	$13.87	$14.45	$14.36	$14.03

TOTAL RETURN	(11.82)%	6.14%	13.79%	17.62%	25.63%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$103,900	$97,502	$79,190	$71,779	$63,358
Ratio of expenses to average net assets before expense waiver and reimbursement	0.21%	0.26%	0.22%	0.08%	0.10%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.10%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	2.36%	2.04%	1.76%	1.80%	1.71%
Portfolio turnover rate	44%	53%	74%	60%	42%

	Retirement Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.06	$14.64	$14.45	$14.00	$12.11

Gain (loss) from investment operations:
Net investment income (a)	0.24	0.27	0.22	0.20	0.18
Net realized and unrealized gain (loss) on total investments	(1.89)	0.63	1.57	2.17	2.80

Total gain (loss) from investment operations	(1.65)	0.90	1.79	2.37	2.98

Less distributions from:
Net investment income	(0.26)	(0.21)	(0.11)	(0.08)	(0.17)
Net realized gains	(0.90)	(1.27)	(1.49)	(1.84)	(0.92)

Total distributions	(1.16)	(1.48)	(1.60)	(1.92)	(1.09)

Net asset value, end of period	$11.25	$14.06	$14.64	$14.45	$14.00

TOTAL RETURN	(12.08)%	5.97%	13.58%	17.39%	25.18%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$77,691	$55,253	$26,014	$1,933	$237
Ratio of expenses to average net assets before expense waiver and reimbursement	0.45%	0.52%	0.64%	0.44%	0.91%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34%	0.33%	0.35%	0.44%	0.44%
Ratio of net investment income to average net assets	2.05%	1.82%	1.58%	1.42%	1.32%
Portfolio turnover rate	44%	53%	74%	60%	42%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	185

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP BLEND INDEX FUND ▪ FOR THE YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.94	$15.54	$15.68	$14.33	$12.62

Gain (loss) from investment operations:
Net investment income (a)	0.22	0.23	0.17	0.18	0.15
Net realized and unrealized gain (loss) on total investments	(2.39)	1.63	1.26	2.32	2.19

Total gain (loss) from investment operations	(2.17)	1.86	1.43	2.50	2.34

Less distributions from:
Net investment income	(0.21)	(0.20)	(0.14)	(0.14)	(0.14)
Net realized gains	(0.65)	(1.26)	(1.43)	(1.01)	(0.49)

Total distributions	(0.86)	(1.46)	(1.57)	(1.15)	(0.63)

Net asset value, end of period	$12.91	$15.94	$15.54	$15.68	$14.33

TOTAL RETURN	(14.07)%	12.32%	9.80%	17.74%	18.66%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$147,458	$179,670	$181,852	$156,344	$129,263
Ratio of expenses to average net assets before expense waiver and reimbursement	0.16%	0.22%	0.15%	0.08%	0.10%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.10%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	1.62%	1.41%	1.10%	1.22%	1.08%
Portfolio turnover rate	36%	69%	71%	63%	24%

	Retirement Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.98	$15.58	$15.65	$14.32	$12.59

Gain (loss) from investment operations:
Net investment income (a)	0.18	0.20	0.13	0.13	0.10
Net realized and unrealized gain (loss) on total investments	(2.40)	1.64	1.27	2.33	2.19

Total gain (loss) from investment operations	(2.22)	1.84	1.40	2.46	2.29

Less distributions from:
Net investment income	(0.18)	(0.18)	(0.04)	(0.12)	(0.07)
Net realized gains	(0.65)	(1.26)	(1.43)	(1.01)	(0.49)

Total distributions	(0.83)	(1.44)	(1.47)	(1.13)	(0.56)

Net asset value, end of period	$12.93	$15.98	$15.58	$15.65	$14.32

TOTAL RETURN	(14.34)%	12.15%	9.51%	17.43%	18.26%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$69,134	$54,334	$28,500	$409	$330
Ratio of expenses to average net assets before expense waiver and reimbursement	0.41%	0.48%	0.58%	0.44%	0.77%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35%	0.33%	0.34%	0.44%	0.44%
Ratio of net investment income to average net assets	1.33%	1.23%	0.88%	0.86%	0.71%
Portfolio turnover rate	36%	0.69%	71%	63%	24%

(a)	Based on average shares outstanding.

186	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY INDEX FUND ▪ FOR THE YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$23.51	$19.33	$16.64	$13.70	$11.54

Gain (loss) from investment operations:
Net investment income (a)	0.72	0.55	0.47	0.41	0.31
Net realized and unrealized gain (loss) on total investments	(7.40)	4.20	2.64	3.05	2.21

Total gain (loss) from investment operations	(6.68)	4.75	3.11	3.46	2.52

Less distributions from:
Net investment income	(0.52)	(0.42)	(0.27)	(0.33)	(0.31)
Net realized gains	(0.23)	(0.15)	(0.15)	(0.19)	(0.05)

Total distributions	(0.75)	(0.57)	(0.42)	(0.52)	(0.36)

Redemption fees	0.01	—	—	—	—

Net asset value, end of period	$16.09	$23.51	$19.33	$16.64	$13.70

TOTAL RETURN	(29.23)%	25.01%	19.02%	25.63%	22.06%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$411,451	$496,975	$359,561	$237,853	$75,568
Ratio of expenses to average net assets before expense waiver and reimbursement	0.11%	0.16%	0.17%	0.16%	0.15%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.11%	0.15%	0.15%	0.16%	0.15%
Ratio of net investment income to average net assets	3.51%	2.54%	2.58%	2.67%	2.34%
Portfolio turnover rate	45%	46%	43%	32%	7%

	Retirement Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$23.87	$19.64	$16.76	$13.67	$11.51

Gain (loss) from investment operations:
Net investment income (a)	0.70	0.56	0.48	0.27	0.27
Net realized and unrealized gain (loss) on total investments	(7.54)	4.22	2.63	3.12	2.20

Total gain (loss) from investment operations	(6.84)	4.78	3.11	3.39	2.47

Less distributions from:
Net investment income	(0.49)	(0.40)	(0.08)	(0.11)	(0.26)
Net realized gains	(0.23)	(0.15)	(0.15)	(0.19)	(0.05)

Total distributions	(0.72)	(0.55)	(0.23)	(0.30)	(0.31)

Redemption fees	0.01	—	—	—	—

Net asset value, end of period	$16.32	$23.87	$19.64	$16.76	$13.67

TOTAL RETURN	(29.44)%	24.75%	18.72%	25.04%	21.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$414,882	$297,164	$82,537	$1,247	$789
Ratio of expenses to average net assets before expense waiver and reimbursement	0.35%	0.42%	0.47%	0.50%	0.50%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35%	0.34%	0.41%	0.50%	0.50%
Ratio of net investment income to average net assets	3.39%	2.51%	2.56%	1.78%	2.02%
Portfolio turnover rate	45%	46%	43%	32%	7%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	187

FINANCIAL HIGHLIGHTS	continued

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ FOR THE PERIOD ENDED

	Institutional Class

	9/30/08	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.27
Net realized and unrealized gain (loss) on total investments	(3.41)

Total gain (loss) from investment operations	(3.14)

Less distributions from:
Net investment income	(0.01)
Net realized gains	—

Total distributions	(0.01)

Net asset value, end of period	$6.85

TOTAL RETURN	(31.42	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$166,418
Ratio of expenses to average net assets before expense waiver and reimbursement	0.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.55	%(c)
Ratio of net investment income to average net assets	3.85	%(c)
Portfolio turnover rate	88	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on November 30, 2007.

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ FOR THE PERIOD ENDED

	Institutional Class

	9/30/08	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.07
Net realized and unrealized gain (loss) on total investments	(2.06)

Total gain (loss) from investment operations	(1.99)

Less distributions from:
Net investment income	(0.02)
Net realized gains	—

Total distributions	(0.02)

Net asset value, end of period	$7.99

TOTAL RETURN	(19.95	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$162,184
Ratio of expenses to average net assets before expense waiver and reimbursement	0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)
Ratio of net investment income to average net assets	0.90	%(c)
Portfolio turnover rate	111	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on November 30, 2007.

188	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ FOR THE PERIOD ENDED

	Institutional Class

	9/30/08	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.19
Net realized and unrealized gain (loss) on total investments	(2.14)

Total gain (loss) from investment operations	(1.95)

Less distributions from:
Net investment income	(0.02)
Net realized gains	—

Total distributions	(0.02)

Net asset value, end of period	$8.03

TOTAL RETURN	(19.51	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$158,440
Ratio of expenses to average net assets before expense waiver and reimbursement	0.58	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)
Ratio of net investment income to average net assets	2.64	%(c)
Portfolio turnover rate	70	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on November 30, 2007.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	189

FINANCIAL HIGHLIGHTS	continued

SOCIAL CHOICE EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06		9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.25	$10.97	$10.13		$8.96	$7.96

Gain (loss) from investment operations:
Net investment income (a)	0.20	0.20	0.18		0.18	0.14
Net realized and unrealized gain (loss) on total investments	(2.46)	1.38	0.80		1.16	0.99

Total gain (loss) from investment operations	(2.26)	1.58	0.98		1.34	1.13

Less distributions from:
Net investment income	(0.15)	(0.18)	(0.14)		(0.13)	(0.13)
Net realized gains	(0.12)	(0.12)	(0.00	)(e)	(0.04)	—

Total distributions	(0.27)	(0.30)	(0.14)		(0.17)	(0.13)

Net asset value, end of period	$9.72	$12.25	$10.97		$10.13	$8.96

TOTAL RETURN	(18.81)%	14.65%	9.77%		15.03%	14.23%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$165,991	$186,561	$129,712		$114,491	$82,778
Ratio of expenses to average net assets before expense waiver and reimbursement	0.21%	0.23%	0.19%		0.10%	0.10%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.21%	0.20%	0.17%		0.10%	0.08%
Ratio of net investment income to average net assets	1.82%	1.66%	1.69%		1.87%	1.54%
Portfolio turnover rate	15%	30%	18%		17%	7%

	Retirement Class

	9/30/08	9/30/07	9/30/06		9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.37	$11.08	$10.23		$9.08	$8.01

Gain (loss) from investment operations:
Net investment income (a)	0.17	0.17	0.15		0.14	0.10
Net realized and unrealized gain (loss) on total investments	(2.48)	1.40	0.81		1.17	1.00

Total gain (loss) from investment operations	(2.31)	1.57	0.96		1.31	1.10

Less distributions from:
Net investment income	(0.13)	(0.16)	(0.11)		(0.12)	(0.03)
Net realized gains	(0.12)	(0.12)	(0.00	)(e)	(0.04)	—

Total distributions	(0.25)	(0.28)	(0.11)		(0.16)	(0.03)

Net asset value, end of period	$9.81	$12.37	$11.08		$10.23	$9.08

TOTAL RETURN	(19.02)%	14.36%	9.45%		14.41%	13.78%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$294,803	$145,444	$79,640		$50,855	$28,870
Ratio of expenses to average net assets before expense waiver and reimbursement	0.45%	0.48%	0.50%		0.44%	0.52%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.45%	0.45%	0.45%		0.44%	0.44%
Ratio of net investment income to average net assets	1.57%	1.43%	1.41%		1.46%	1.15%
Portfolio turnover rate	15%	30%	18%		17%	7%

190	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SOCIAL CHOICE EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.35	$10.18	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.18	0.18	0.10
Net realized and unrealized gain (loss) on total investments	(2.27)	1.29	0.08

Total gain (loss) from investment operations	(2.09)	1.47	0.18

Less distributions from:
Net investment income	(0.15)	(0.18)	—
Net realized gains	(0.12)	(0.12)	—

Total distributions	(0.27)	(0.30)	—

Net asset value, end of period	$8.99	$11.35	$10.18

TOTAL RETURN	(18.81)%	14.67%	1.80	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$150,123	$173,911	$21,019
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49%	0.51%	0.99	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.28%	0.21%	0.40	%(c)
Ratio of net investment income to average net assets	1.75%	1.63%	1.95	%(c)
Portfolio turnover rate	15%	30%	18%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	191

FINANCIAL HIGHLIGHTS	continued

REAL ESTATE SECURITIES FUND ▪ FOR THE YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.65	$15.34	$14.46	$13.50	$12.32

Gain (loss) from investment operations:
Net investment income (a)	0.27	0.22	0.34	0.52	0.53
Net realized and unrealized gain (loss) on total investments	(2.24)	0.47	2.69	2.47	2.48

Total gain (loss) from investment operations	(1.97)	0.69	3.03	2.99	3.01

Less distributions from:
Net investment income	(0.39)	(0.48)	(0.57)	(0.57)	(0.49)
Net realized gains	(1.62)	(0.90)	(1.58)	(1.46)	(1.34)
Return of capital	(0.16)	—	—	—	—

Total distributions	(2.17)	(1.38)	(2.15)	(2.03)	(1.83)

Net asset value, end of period	$10.51	$14.65	$15.34	$14.46	$13.50

TOTAL RETURN	(13.54)%	4.26%	23.49%	22.87%	26.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$242,867	$252,164	$218,442	$240,806	$156,193
Ratio of expenses to average net assets before expense waiver and reimbursement	0.56%	0.58%	0.42%	0.17%	0.16%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.56%	0.55%	0.42%	0.17%	0.15%
Ratio of net investment income to average net assets	2.38%	1.39%	2.40%	3.66%	4.12%
Portfolio turnover rate	94%	116%	174%	244%	349%

	Retirement Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.00	$15.66	$14.66	$13.62	$12.40

Gain (loss) from investment operations:
Net investment income (a)	0.24	0.19	0.31	0.48	0.50
Net realized and unrealized gain (loss) on total investments	(2.28)	0.49	2.76	2.53	2.49

Total gain (loss) from investment operations	(2.04)	0.68	3.07	3.01	2.99

Less distributions from:
Net investment income	(0.37)	(0.44)	(0.49)	(0.51)	(0.43)
Net realized gains	(1.62)	(0.90)	(1.58)	(1.46)	(1.34)
Return of capital	(0.16)	—	—	—	—

Total distributions	(2.15)	(1.34)	(2.07)	(1.97)	(1.77)

Net asset value, end of period	$10.81	$15.00	$15.66	$14.66	$13.62

TOTAL RETURN	(13.76)%	4.11%	23.45%	22.86%	25.81%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$172,078	$191,671	$197,157	$150,382	$69,980
Ratio of expenses to average net assets before expense waiver and reimbursement	0.81%	0.84%	0.71%	0.48%	0.50%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.81%	0.80%	0.70%	0.48%	0.47%
Ratio of net investment income to average net assets	2.05%	1.18%	2.14%	3.36%	3.88%
Portfolio turnover rate	94%	116%	174%	244%	349%

192	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

REAL ESTATE SECURITIES FUND ▪ FOR THE YEAR ENDED

	Retail Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.59	$15.27	$14.35	$13.37	$12.22

Gain (loss) from investment operations:
Net investment income (a)	0.31	0.21	0.31	0.47	0.49
Net realized and unrealized gain (loss) on total investments	(2.28)	0.47	2.70	2.48	2.45

Total gain (loss) from investment operations	(1.97)	0.68	3.01	2.95	2.94

Less distributions from:
Net investment income	(0.38)	(0.46)	(0.51)	(0.51)	(0.45)
Net realized gains	(1.60)	(0.90)	(1.58)	(1.46)	(1.34)
Return of capital	(0.18)	—	—	—	—

Total distributions	(2.16)	(1.36)	(2.09)	(1.97)	(1.79)

Net asset value, end of period	$10.46	$14.59	$15.27	$14.35	$13.37

TOTAL RETURN	(13.66)%	4.26%	23.50%	22.89%	25.84%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$118,076	$174,936	$189,084	$160,218	$107,695
Ratio of expenses to average net assets before expense waiver and reimbursement	0.85%	0.83%	0.62%	0.46%	0.50%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.70%	0.65%	0.62%	0.46%	0.45%
Ratio of net investment income to average net assets	2.68%	1.32%	2.21%	3.37%	3.87%
Portfolio turnover rate	94%	116%	174%	244%	349%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	193

FINANCIAL HIGHLIGHTS	continued

MANAGED ALLOCATION FUND II ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.03	$10.11	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.33	0.33	0.11
Net realized and unrealized gain (loss) on total investments	(2.16)	1.12	0.11

Total gain (loss) from investment operations	(1.83)	1.45	0.22

Less distributions from:
Net investment income	(0.33)	(0.53)	(0.11)
Net realized gains	(0.01)	—	—

Total distributions	(0.34)	(0.53)	(0.11)

Net asset value, end of period	$8.86	$11.03	$10.11

TOTAL RETURN	(16.92)%	14.68%	2.25	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,832	$4,718	$2,046
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.07%	0.12%	1.50	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	3.28%	3.12%	2.26	%(c)
Portfolio turnover rate	26%	13%	8%

	Retirement Class

	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.03	$10.13	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.29	0.35	0.11
Net realized and unrealized gain (loss) on total investments	(2.14)	1.06	0.11

Total gain (loss) from investment operations	(1.85)	1.41	0.22

Less distributions from:
Net investment income	(0.31)	(0.51)	(0.09)
Net realized gains	(0.01)	—	—

Total distributions	(0.32)	(0.51)	(0.09)

Net asset value, end of period	$8.86	$11.03	$10.13

TOTAL RETURN	(17.10)%	14.27%	2.17	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$13,678	$16,570	$8,358
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.31%	0.37%	1.59	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.24%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	2.84%	3.26%	2.14	%(c)
Portfolio turnover rate	26%	13%	8%

194	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MANAGED ALLOCATION FUND II ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.05	$10.16	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.32	0.22	0.13
Net realized and unrealized gain (loss) on total investments	(2.15)	1.21	0.10

Total gain (loss) from investment operations	(1.83)	1.43	0.23

Less distributions from:
Net investment income	(0.33)	(0.54)	(0.07)
Net realized gains	(0.01)	—	—

Total distributions	(0.34)	(0.54)	(0.07)

Net asset value, end of period	$8.88	$11.05	$10.16

TOTAL RETURN	(16.89)%	14.47%	2.36	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$489,340	$620,616	$7,505
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.37%	0.45%	1.38	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	3.16%	1.99%	2.56	%(c)
Portfolio turnover rate	26%	13%	8%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	The Fund’s expenses do not include the expenses of the underlying Funds.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	195

FINANCIAL HIGHLIGHTS	continued

BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.94	$9.97	$10.10	$10.29	$10.81

Gain (loss) from investment operations:
Net investment income (a)	0.48	0.49	0.47	0.42	0.41
Net realized and unrealized gain (loss) on total investments	(0.26)	(0.03)	(0.13)	(0.14)	(0.06)

Total gain (loss) from investment operations	0.22	0.46	0.34	0.28	0.35

Less distributions from:
Net investment income	(0.48)	(0.49)	(0.47)	(0.42)	(0.42)
Net realized gains	—	—	—	(0.04)	(0.45)
Return of Capital	—	—	—	(0.01)	—

Total distributions	(0.48)	(0.49)	(0.47)	(0.47)	(0.87)

Net asset value, end of period	$9.68	$9.94	$9.97	$10.10	$10.29

TOTAL RETURN	2.06%	4.74%	3.46%	2.86%	3.46%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,883,323	$1,615,363	$1,709,874	$1,455,931	$931,386
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32%	0.32%	0.25%	0.14%	0.14%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.32%	0.32%	0.25%	0.14%	0.14%
Ratio of net investment income to average net assets	4.79%	4.91%	4.71%	4.10%	3.94%
Portfolio turnover rate	113%	189%	183%	274%	90%

	Retirement Class

	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.10	$10.13	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.46	0.47	0.24
Net realized and unrealized gain (loss) on total investments	(0.27)	(0.03)	0.11

Total gain (loss) from investment operations	0.19	0.44	0.35

Less distributions from:
Net investment income	(0.45)	(0.47)	(0.22)
Net realized gains	—	—	—

Total distributions	(0.45)	(0.47)	(0.22)

Net asset value, end of period	$9.84	$10.10	$10.13

TOTAL RETURN	1.87%	4.43%	3.52	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$28,760	$8,302	$1,270
Ratio of expenses to average net assets before expense waiver and reimbursement	0.57%	0.59%	7.70	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.57%	0.59%	0.55	%(c)
Ratio of net investment income to average net assets	4.56%	4.69%	4.69	%(c)
Portfolio turnover rate	113%	189%	183%

196	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.09	$10.11	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.48	0.49	0.23
Net realized and unrealized gain (loss) on total investments	(0.27)	(0.03)	0.11

Total gain (loss) from investment operations	0.21	0.46	0.34

Less distributions from:
Net investment income	(0.47)	(0.48)	(0.23)
Net realized gains	—	—	—

Total distributions	(0.47)	(0.48)	(0.23)

Net asset value, end of period	$9.83	$10.09	$10.11

TOTAL RETURN	2.08%	4.68%	3.42	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$21,166	$7,078	$1,006
Ratio of expenses to average net assets before expense waiver and reimbursement	0.56%	0.60%	7.52	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.39%	0.42%	0.60	%(c)
Ratio of net investment income to average net assets	4.73%	4.87%	4.63	%(c)
Portfolio turnover rate	113%	189%	183%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	197

FINANCIAL HIGHLIGHTS	continued

BOND PLUS FUND II ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/08	9/30/07		9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00	$10.10		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.51	0.51		0.26
Net realized and unrealized gain (loss) on total investments	(0.62)	(0.10)		0.10

Total gain (loss) from investment operations	(0.11)	0.41		0.36

Less distributions from:
Net investment income	(0.51)	(0.51)		(0.26)
Net realized gains	—	(0.00	)(e)	—

Total distributions	(0.51)	(0.51)		(0.26)

Net asset value, end of period	$9.38	$10.00		$10.10

TOTAL RETURN	(1.18)%	4.16%		3.62	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$245,035	$282,159		$57,393
Ratio of expenses to average net assets before expense waiver and reimbursement	0.38%	0.42%		0.62	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35%	0.35%		0.35	%(c)
Ratio of net investment income to average net assets	5.17%	5.12%		5.15	%(c)
Portfolio turnover rate	92%	137%		92%

	Retirement Class

	9/30/08	9/30/07		9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.02	$10.12		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.49	0.49		0.25
Net realized and unrealized gain (loss) on total investments	(0.63)	(0.09)		0.10

Total gain (loss) from investment operations	(0.14)	0.40		0.35

Less distributions from:
Net investment income	(0.49)	(0.50)		(0.23)
Net realized gains	—	(0.00	)(e)	—

Total distributions	(0.49)	(0.50)		(0.23)

Net asset value, end of period	$9.39	$10.02		$10.12

TOTAL RETURN	(1.49)%	4.01%		3.54	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$9,913	$8,830		$2,474
Ratio of expenses to average net assets before expense waiver and reimbursement	0.63%	0.72%		4.86	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.61%	0.55%		0.55	%(c)
Ratio of net investment income to average net assets	4.95%	4.92%		5.03	%(c)
Portfolio turnover rate	92%	137%		92%

198	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

BOND PLUS FUND II ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/08	9/30/07		9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.02	$10.12		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.50	0.50		0.25
Net realized and unrealized gain (loss) on total investments	(0.61)	(0.10)		0.10

Total gain (loss) from investment operations	(0.11)	0.40		0.35

Less distributions from:
Net investment income	(0.51)	(0.50)		(0.23)
Net realized gains	—	(0.00	)(e)	—

Total distributions	(0.51)	(0.50)		(0.23)

Net asset value, end of period	$9.40	$10.02		$10.12

TOTAL RETURN	(1.26)%	4.09%		3.55	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$241,183	$264,897		$2,581
Ratio of expenses to average net assets before expense waiver and reimbursement	0.74%	0.77%		3.73	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.44%	0.41%		0.50	%(c)
Ratio of net investment income to average net assets	5.09%	5.07%		5.06	%(c)
Portfolio turnover rate	92%	137%		92%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	199

FINANCIAL HIGHLIGHTS	continued

SHORT-TERM BOND FUND II ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/08	9/30/07		9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.04	$10.04		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.45	0.48		0.24
Net realized and unrealized gain (loss) on total investments	(0.26)	(0.00	)(e)	0.04

Total gain (loss) from investment operations	0.19	0.48		0.28

Less distributions from:
Net investment income	(0.45)	(0.48)		(0.24)
Net realized gains	—	(0.00	)(e)	—

Total distributions	(0.45)	(0.48)		(0.24)

Net asset value, end of period	$9.78	$10.04		$10.04

TOTAL RETURN	1.88%	4.87%		2.83	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$135,936	$163,035		$56,867
Ratio of expenses to average net assets before expense waiver and reimbursement	0.37%	0.40%		0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.31%	0.30%		0.30	%(c)
Ratio of net investment income to average net assets	4.46%	4.76%		4.87	%(c)
Portfolio turnover rate	102%	82%		83%

	Retirement Class

	9/30/08	9/30/07		9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.05	$10.06		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.42	0.46		0.24
Net realized and unrealized gain (loss) on total investments	(0.26)	(0.00	)(e)	0.03

Total gain (loss) from investment operations	0.16	0.46		0.27

Less distributions from:
Net investment income	(0.43)	(0.47)		(0.21)
Net realized gains	—	(0.00	)(e)	—

Total distributions	(0.43)	(0.47)		(0.21)

Net asset value, end of period	$9.78	$10.05		$10.06

TOTAL RETURN	1.56%	4.63%		2.75	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$19,752	$12,785		$2,473
Ratio of expenses to average net assets before expense waiver and reimbursement	0.63%	0.67%		4.50	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.56%	0.50%		0.50	%(c)
Ratio of net investment income to average net assets	4.23%	4.58%		4.76	%(c)
Portfolio turnover rate	102%	82%		83%

200	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SHORT-TERM BOND FUND II ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/08	9/30/07		9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.05	$10.05		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.44	0.47		0.24
Net realized and unrealized gain (loss) on total investments	(0.27)	0.01		0.03

Total gain (loss) from investment operations	0.17	0.48		0.27

Less distributions from:
Net investment income	(0.44)	(0.48)		(0.22)
Net realized gains	—	(0.00	)(e)	—

Total distributions	(0.44)	(0.48)		(0.22)

Net asset value, end of period	$9.78	$10.05		$10.05

TOTAL RETURN	1.71%	4.86%		2.75	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$104,084	$101,059		$3,331
Ratio of expenses to average net assets before expense waiver and reimbursement	0.67%	0.76%		2.88	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.38%	0.34%		0.45	%(c)
Ratio of net investment income to average net assets	4.40%	4.69%		4.82	%(c)
Portfolio turnover rate	102%	82%		83%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	201

FINANCIAL HIGHLIGHTS	continued

HIGH-YIELD FUND II ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.94	$9.92	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.76	0.72	0.35
Net realized and unrealized gain (loss) on total investments	(1.52)	0.02	(0.08)

Total gain (loss) from investment operations	(0.76)	0.74	0.27

Less distributions from:
Net investment income	(0.76)	(0.72)	(0.35)
Net realized gains	(0.01)	—	—

Total distributions	(0.77)	(0.72)	(0.35)

Net asset value, end of period	$8.41	$9.94	$9.92

TOTAL RETURN	(8.15)%	7.66%	2.82	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$228,048	$228,834	$53,478
Ratio of expenses to average net assets before expense waiver and reimbursement	0.43%	0.49%	0.67	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	8.05%	7.30%	7.16	%(c)
Portfolio turnover rate	59%	43%	26%

	Retirement Class

	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.95	$9.92	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.74	0.71	0.36
Net realized and unrealized gain (loss) on total investments	(1.53)	0.03	(0.12)

Total gain (loss) from investment operations	(0.79)	0.74	0.24

Less distributions from:
Net investment income	(0.74)	(0.71)	(0.32)
Net realized gains	(0.01)	—	—

Total distributions	(0.75)	(0.71)	(0.32)

Net asset value, end of period	$8.41	$9.95	$9.92

TOTAL RETURN	(8.45)%	7.61%	2.51	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$28,694	$15,869	$6,620
Ratio of expenses to average net assets before expense waiver and reimbursement	0.69%	0.73%	5.28	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.65%	0.60%	0.60	%(c)
Ratio of net investment income to average net assets	7.91%	7.10%	7.19	%(c)
Portfolio turnover rate	59%	43%	26%

202	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

HIGH-YIELD FUND II ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.98	$9.94	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.75	0.72	0.35
Net realized and unrealized gain (loss) on total investments	(1.53)	0.03	(0.09)

Total gain (loss) from investment operations	(0.78)	0.75	0.26

Less distributions from:
Net investment income	(0.75)	(0.71)	(0.32)
Net realized gains	(0.01)	—	—

Total distributions	(0.76)	(0.71)	(0.32)

Net asset value, end of period	$8.44	$9.98	$9.94

TOTAL RETURN	(8.28)%	7.76%	2.72	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$101,026	$143,329	$2,819
Ratio of expenses to average net assets before expense waiver and reimbursement	0.71%	0.76%	3.56	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.48%	0.47%	0.55	%(c)
Ratio of net investment income to average net assets	7.94%	7.25%	7.13	%(c)
Portfolio turnover rate	59%	43%	26%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	203

FINANCIAL HIGHLIGHTS	continued

TAX-EXEMPT BOND FUND II ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.13	$10.19	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.36	0.38	0.19
Net realized and unrealized gain (loss) on total investments	(0.44)	(0.06)	0.19

Total gain (loss) from investment operations	(0.08)	0.32	0.38

Less distributions from:
Net investment income	(0.36)	(0.38)	(0.19)
Net realized gains	— (e)	—	—

Total distributions	(0.36)	(0.38)	(0.19)

Net asset value, end of period	$9.69	$10.13	$10.19

TOTAL RETURN	(0.87)%	3.21%	3.85	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$66,144	$75,790	$51,414
Ratio of expenses to average net assets before expense waiver and reimbursement	0.41%	0.46%	0.63	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.36%	0.35%	0.35	%(c)
Ratio of net investment income to average net assets	3.51%	3.76%	3.79	%(c)
Portfolio turnover rate	50%	48%	73%

	Retail Class

	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.14	$10.20	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.35	0.38	0.19
Net realized and unrealized gain (loss) on total investments	(0.44)	(0.06)	0.18

Total gain (loss) from investment operations	(0.09)	0.32	0.37

Less distributions from:
Net investment income	(0.35)	(0.38)	(0.17)
Net realized gains	— (e)	—	—

Total distributions	(0.35)	(0.38)	(0.17)

Net asset value, end of period	$9.70	$10.14	$10.20

TOTAL RETURN	(0.90)%	3.16%	3.77	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$179,559	$179,606	$4,302
Ratio of expenses to average net assets before expense waiver and reimbursement	0.65%	0.72%	2.93	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.39%	0.39%	0.50	%(c)
Ratio of net investment income to average net assets	3.49%	3.76%	3.77	%(c)
Portfolio turnover rate	50%	48%	73%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

204	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	205

FINANCIAL HIGHLIGHTS	continued

INFLATION-LINKED BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06		9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$10.12	$10.08	$10.69		$10.75	$10.51

Gain (loss) from investment operations:
Net investment income (a)	0.71	0.41	0.56		0.43	0.45
Net realized and unrealized gain (loss) on total investments	(0.07)	0.03	(0.39)		0.12	0.30

Total gain (loss) from investment operations	0.64	0.44	0.17		0.55	0.75

Less distributions from:
Net investment income	(0.69)	(0.40)	(0.57)		(0.46)	(0.42)
Net realized gains	—	—	(0.21)		(0.15)	(0.09)

Total distributions	(0.69)	(0.40)	(0.78)		(0.61)	(0.51)

Net asset value, end of year	$10.07	$10.12	$10.08		$10.69	$10.75

TOTAL RETURN	6.20%	4.51%	1.70%		5.19%	7.36%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$440,993	$438,862	$363,157		$325,636	$382,305
Ratio of expenses to average net assets before expense waiver and reimbursement	0.34%	0.36%	0.28%		0.14%	0.15%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34%	0.35%	0.28%		0.14%	0.14%
Ratio of net investment income to average net assets	6.67%	4.07%	5.46%		3.97%	4.27%
Portfolio turnover rate	16%	26%	83%		239%	151%

	Retirement Class

	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.23	$10.19	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.82	0.45	0.31
Net realized and unrealized gain (loss) on total investments	(0.20)	(0.02)	0.09

Total gain (loss) from investment operations	0.62	0.43	0.40

Less distributions from:
Net investment income	(0.67)	(0.39)	(0.21)
Net realized gains	—	—	—

Total distributions	(0.67)	(0.39)	(0.21)

Net asset value, end of period	$10.18	$10.23	$10.19

TOTAL RETURN	5.95%	4.29%	4.04	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$88,127	$17,840	$5,661
Ratio of expenses to average net assets before expense waiver and reimbursement	0.59%	0.61%	2.44	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.59%	0.55%	0.55	%(c)
Ratio of net investment income to average net assets	7.57%	4.47%	6.08	%(c)
Portfolio turnover rate	16%	26%	83%

206	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INFLATION-LINKED BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of year	$9.96	$9.93	$10.54	$10.63	$10.39

Gain (loss) from investment operations:
Net investment income (a)	0.77	0.38	0.54	0.43	0.49
Net realized and unrealized gain (loss) on total investments	(0.15)	0.04	(0.39)	0.11	0.24

Total gain (loss) from investment operations	0.62	0.42	0.15	0.54	0.73

Less distributions from:
Net investment income	(0.68)	(0.39)	(0.55)	(0.48)	(0.40)
Net realized gains	—	—	(0.21)	(0.15)	(0.09)

Total distributions	(0.68)	(0.39)	(0.76)	(0.63)	(0.49)

Net asset value, end of year	$9.90	$9.96	$9.93	$10.54	$10.63

TOTAL RETURN	6.11%	4.35%	1.53%	5.14%	7.20%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$131,575	$56,824	$59,388	$70,277	$95,536
Ratio of expenses to average net assets before expense waiver and reimbursement	0.58%	0.63%	0.47%	0.30%	0.33%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.44%	0.48%	0.43%	0.30%	0.30%
Ratio of net investment income to average net assets	7.28%	3.85%	5.32%	4.04%	4.67%
Portfolio turnover rate	16%	26%	83%	239%	151%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	207

FINANCIAL HIGHLIGHTS	continued

MONEY MARKET FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Gain (loss) from investment operations:
Net investment income (a)	0.03	0.05	0.05	0.03	0.01
Net realized and unrealized gain (loss) on total investments	—	—	—	—	—

Total gain (loss) from investment operations	0.03	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.03)	(0.05)	(0.05)	(0.03)	(0.01)
Net realized gains	—	—	—	—	—

Total distributions	(0.03)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	3.51%	5.37%	4.70%	2.68%	1.10%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$293,537	$235,421	$272,119	$200,545	$179,775
Ratio of expenses to average net assets before expense waiver and reimbursement	0.14%	0.14%	0.14%	0.09%	0.09%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.14%	0.14%	0.13%	0.09%	0.09%
Ratio of net investment income to average net assets	3.39%	5.21%	4.65%	2.65%	1.10%

	Retirement Class

	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00	$1.00	$1.00

Gain (loss) from investment operations:
Net investment income (a)	0.03	0.05	0.03
Net realized and unrealized gain (loss) on total investments	—	—	—

Total gain (loss) from investment operations	0.03	0.05	0.03

Less distributions from:
Net investment income	(0.03)	(0.05)	(0.03)
Net realized gains	—	—	—

Total distributions	(0.03)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00

TOTAL RETURN	3.25%	5.12%	2.45	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$97,832	$98,903	$43,804
Ratio of expenses to average net assets before expense waiver and reimbursement	0.39%	0.39%	0.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.39%	0.35%	0.35	%(c)
Ratio of net investment income to average net assets	3.26%	5.01%	5.07	%(c)

208	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

MONEY MARKET FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00	$1.00	$1.00

Gain (loss) from investment operations:
Net investment income (a)	0.03	0.05	0.03
Net realized and unrealized gain (loss) on total investments	—	—	—

Total gain (loss) from investment operations	0.03	0.05	0.03

Less distributions from:
Net investment income	(0.03)	(0.05)	(0.03)
Net realized gains	—	—	—

Total distributions	(0.03)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00

TOTAL RETURN	3.43%	5.25%	2.53	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,093,363	$1,034,417	$127,318
Ratio of expenses to average net assets before expense waiver and reimbursement	0.40%	0.43%	0.25	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.22%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	3.34%	5.11%	5.16	%(c)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	209

NOTES TO FINANCIAL STATEMENTS

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Institutional Mutual Funds (the “Funds” or individually, the “Fund”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Funds currently consist of forty-two series. Ten Funds, known as the TIAA-CREF Lifecycle Funds, are presented in a separate shareholder report.

At the commencement of operations of each of these Funds and classes, Teachers Insurance and Annuity Association of America (“TIAA”), an affiliate, invested in each Fund. As of September 30, 2008, TIAA had investments in the Funds as follows:

	Value of TIAA’s investments at September 30, 2008

Fund	Institutional Class	Retirement Class	Retail Class	Total

Mid-Cap Growth Index
Market Value	$26,655,517	$174,079	—	$26,829,596
Outstanding Shares	2,319,888	15,243	—	2,335,131
% of Fund	35.68%	0.23%	—	35.91%

Mid-Cap Value Index
Market Value	$43,133,999	$187,967	—	$43,321,966
Outstanding Shares	3,407,109	14,662	—	3,421,771
% of Fund	20.66%	0.09%	—	20.75%

Mid-Cap Blend Index
Market Value	$14,842,610	$183,918	—	$15,026,528
Outstanding Shares	1,045,991	12,879	—	1,058,870
% of Fund	8.22%	0.10%	—	8.32%

Small-Cap Growth Index
Market Value	$77,143,241	$189,344	—	$77,332,585
Outstanding Shares	6,261,627	14,344	—	6,275,971
% of Fund	54.94%	0.13%	—	55.07%

Small-Cap Value Index
Market Value	$69,621,780	$189,520	—	$69,811,300
Outstanding Shares	6,277,888	16,846	—	6,294,734
% of Fund	38.34%	0.10%	—	38.44%

	Value of TIAA’s investments at September 30, 2008

Fund	Institutional Class	Retirement Class	Retail Class	Total

Bond Plus II
Market Value	$52,262,463	$530,421	$532,157	$53,325,041
Outstanding Shares	5,571,691	56,488	56,612	5,684,791
% of Fund	10.53%	0.11%	0.11%	10.75%

Short-Term Bond II
Market Value	$38,066,395	—	—	$38,066,395
Outstanding Shares	3,892,269	—	—	3,892,269
% of Fund	14.65%	—	—	14.65%

High-Yield II
Market Value	$40,393,718	—	—	$40,393,718
Outstanding Shares	4,803,058	—	—	4,803,058
% of Fund	11.29%	—	—	11.29%

Tax-Exempt Bond II
Market Value	$43,262,593	—	—	$43,262,593
Outstanding Shares	4,464,664	—	—	4,464,664
% of Fund	17.61%	—	—	17.61%

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of TIAA. TPIS is registered with the Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Teachers Advisors Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to three share classes, although any one Fund may not necessarily offer all three classes. The Funds may offer Institutional, Retirement and Retail classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

On April 20, 2007, each series of the TIAA-CREF Mutual Funds (the “Target Funds”) was reorganized into a corresponding series of Funds (the “Acquiring Funds”) pursuant to an Agreement and Plan of Reorganization and Termination, which was approved by the Target Funds’ shareholders on April 3, 2007. The transaction was structured to qualify as tax-free under the Internal Revenue Code of 1986. The tax-free exchange of shares by the Acquiring Funds for the assets and liabilities of the Target Funds on the date of the reorganization was as follows:

Acquiring Fund	Target Fund	Shares Issued by Acquiring Fund	Total Net Assets of the Target Funds	Unrealized Appreciation (Depreciation) Included in the Target Funds Total Net Assets	Pre-merger Total Net Assets of the Acquiring Funds	Post-merger Total Net Assets of the Acquiring Funds

Growth & Income Fund	Growth & Income Fund	50,594,966	$574,720,948	$108,823,774	$236,336,007	$811,056,955
International Equity Fund	International Equity Fund	50,200,030	574,321,394	108,588,935	1,542,353,663	2,116,675,057
Large-Cap Growth Fund	Growth Equity Fund	49,471,820	532,066,693	70,588,912	28,139,502	560,206,195
Equity Index Fund	Equity Index Fund	36,198,059	409,385,759	119,967,879	824,262,462	1,233,648,221
Social Choice Equity Fund	Social Choice Equity Fund	15,186,540	171,001,312	32,364,756	268,775,021	439,776,333
Managed Allocation Fund II	Managed Allocation Fund	54,926,552	591,552,292	49,366,086	32,935,811	624,488,103
Bond Plus Fund II	Bond Plus Fund	49,007,443	495,501,026	(1,501,082)	79,104,306	574,605,332
Short-Term Bond Fund II	Short-Term Bond Fund	17,842,040	179,229,547	(396,997)	89,268,507	268,498,054
High-Yield Fund II	High-Yield Bond Fund	26,660,864	273,828,126	6,618,138	97,874,440	371,702,566
Tax-Exempt Bond Fund II	Tax-Exempt Bond Fund	18,942,328	192,242,731	1,049,191	62,197,829	254,440,560
Money Market Fund	Money Market Fund	702,860,777	702,860,777	—	490,770,002	1,193,630,779

210	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, all of its investments are valued using the amortized cost. Investments in registered investment companies are valued at net asset value on the valuation date. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange (generally 4:00 pm Eastern Time). Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities may be valued at fair value in accordance with procedures approved by the Board of Trustees. Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges.

Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Board of Trustees.

Accounting for investments and investment income: Securities transactions and investments in underlying funds are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Dividends and distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for Service Agreement Fees, Distribution Fees and Transfer Agency Fees and Expenses, which are unique to each class of shares.

Mortgage dollar roll transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery and contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Funds’ policy is to record the dollar rolls using “to be announced’’ mortgage-backed securities as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll commitments. In addition, the Funds may receive compensation that is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing their yields.

Cash: The Funds may hold cash in their account with the custodian. The Funds, throughout the period, may have a cash overdraft balance. A fee is incurred on this overdraft.

Foreign currency transactions and translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward foreign currency contracts: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	211

NOTES TO FINANCIAL STATEMENTS

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of Assets and Liabilities. There were no open forward foreign currency contracts for the year ended September 30, 2008.

Securities lending: The Funds may lend portfolio securities to qualified financial institutions and brokers. By lending such securities, the Funds attempt to increase their net investment income through the receipt of interest (after rebates and fees) on collateral. Such income is reflected separately on the Statement of operations. The value of loaned securities and the liability to return the cash collateral received are reflected on the Statements of Assets and Liabilities. Lending Funds’ securities exposes the Funds to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the investment collateral. To minimize these risks, these loans are secured by collateral equal to at least 102% of the market value of the securities loaned for US securities and 105% of the market value of the securities loaned for foreign securities. However, these percentages are subject to daily market fluctuations. Due to such fluctuations, there may be times when the loans may become under collateralized or over collateralized. The lending agent will execute collateral calls the next business day in instances where market movement has made the collateral insufficient. The Funds are indemnified from borrower default by the lending agent, and as such are protected from loss caused by these market fluctuations. As of September 30, 2008, all cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio.

Futures contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities purchased on a when-issued or delayed delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

Treasury Inflation-Protected Securities: The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation are reflected in interest income in the Statements of Operations.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Accumulated undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary and permanent book and tax differences. Temporary differences will reverse in subsequent periods and are generally due to differing book and tax treatments for the timing and recognition of gains and losses on securities, forwards, and futures, including Post October losses. Permanent differences will result in reclassifications among the respective components of net assets and are generally due to REITs adjustments, foreign currency transactions, distribution reclassifications, and gains on certain equity securities designated and issued by “passive foreign investment companies.”

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to

212	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

continued

income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended September 30, 2008, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, dividend reclassifications, expiration of capital loss carryovers and gains and losses from the sale of stock in passive foreign investment companies were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Name Change: Effective October 25, 2008, the names of the Trust and certain of its series changed as follows:

	Existing Name	New Name

Trust Name:	TIAA-CREF Institutional Mutual Funds	TIAA-CREF Funds
Series Names:	Managed Allocation Fund II	Managed Allocation Fund
	Bond Plus Fund II	Bond Plus Fund
	High-Yield Fund II	High-Yield Fund
	Short-Term Bond Fund II	Short-Term Bond Fund
	Tax-Exempt Bond Fund II	Tax-Exempt Bond Fund

Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Account Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a frame work for measuring fair value under U.S. generally accepted accounting principles (“GAAP”) and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Application of SFAS 157 is effective for the TIAA-CREF Institutional Mutual Funds Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (collectively, “Enhanced Index Funds”). This guidance is not yet effective for all other Funds reporting as of September 30, 2008 and management is still assessing the impact SFAS 157 on those funds.

Various inputs are used in determining the value of the Enhanced Index Fund’s investments. These inputs are summarized in the three broad levels below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Enhanced Index Funds’ investments as of September 30, 2008:

	Portfolio Investments	Other Financial Instruments*

Enhanced International Equity Index
Level 1	$4,967,273	$—
Level 2	160,050,770	—
Level 3		—

Total	$165,018,043	—

Enhanced Large-Cap Growth Index
Level 1	$161,829,461	$—
Level 2		—
Level 3		—

Total	$161,829,461	—

Enhanced Large-Cap Value Index
Level 1	$157,935,917	$—
Level 2		—
Level 3		—

Total	$157,935,917	—

*

Other financial instruments are derivative instruments not reflected in the statement of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—investment adviser and affiliates

Under the terms of the Funds’ Investment Management Agreements, Advisors provides asset management services to each Fund for an annual fee, payable monthly. Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund incurs an annual fee, payable monthly to TPIS, for certain administrative costs associated with offering Retirement Class shares on retirement plan or other platforms. Under the terms of a Distribution (12b-1) Plan, the Retail Class of each Fund reimburses TPIS for amounts incurred up to 0.25% of average daily net assets to distribute the Retail Class of each Fund. TPIS has agreed to waive reimbursement under the Distribution Plan. Advisors has

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	213

NOTES TO FINANCIAL STATEMENTS

agreed to reimburse each Fund if its expense ratio exceeds certain percentages. As of September 30, 2008, the Investment Management Fee, Service Agreement Fee, Distribution Fee and maximum expense amounts (after waivers and reimbursments) are equal to the following noted annual percentage of average daily net assets for each class:

For the period from October 1, 2007 to January 31, 2008:

	Investment Management Fee Range		Service Agreement Fee	Maximum Distribution Fee	Maximum Expense Amounts

Fund			Retirement Class	Retail Class	Institutional Class	‡	Retirement Class	‡	Retail Class	‡

Growth Equity	0.08%		—	—	0.14%		—		—
Growth & Income*	0.39–0.45	†	0.25%	0.25%	0.13		0.38%		0.24%
International Equity*	0.44–0.50		0.25	0.25	0.60		0.80		0.80
Large-Cap Growth*	0.39–0.45	†	0.25	0.25	0.13		0.38		0.21
Large-Cap Value*	0.39–0.45		0.25	0.25	0.50		0.75		0.80
Mid-Cap Growth*	0.42–0.48		0.25	0.25	0.55		0.78		0.70
Mid-Cap Value*	0.42–0.48		0.25	0.25	0.55		0.78		0.85
Small-Cap Equity*	0.42–0.48		0.25	0.25	0.55		0.78		0.85
Large-Cap Growth Index	0.04		0.25	—	0.08		0.33		—
Large-Cap Value Index	0.04		0.25	—	0.08		0.33		—
Equity Index	0.04		0.25	0.25	0.08		0.33		0.24
S&P 500 Index	0.04		0.25	—	0.08		0.33		—
Mid-Cap Growth Index	0.04		0.25	—	0.08		0.33		—
Mid-Cap Value Index	0.04		0.25	—	0.08		0.33		—
Mid-Cap Blend Index	0.04		0.25	—	0.08		0.33		—
Small-Cap Growth Index	0.04		0.25	—	0.08		0.33		—
Small-Cap Value Index	0.04		0.25	—	0.08		0.33		—
Small-Cap Blend Index	0.04		0.25	—	0.08		0.33		—
International Equity Index	0.04		0.25	—	0.15		0.34		—
Enhanced International
Equity Index§	0.45		—	—	0.55		—		—
Enhanced Large-Cap
Growth Index§	0.35		—	—	0.40		—		—
Enhanced Large-Cap
Value Index§	0.35		—	—	0.40		—		—
Social Choice Equity	0.15		0.25	0.25	0.20		0.45		0.21
Real Estate Securities*	0.44–0.50		0.25	0.25	0.55		0.80		0.90
Managed Allocation II	—		0.25	0.25	0.00		0.25		0.00
Bond*	0.27–0.30		0.25	0.25	0.35		0.60		0.60
Bond Plus II*	0.27–0.30		0.25	0.25	0.35		0.55		0.41
Short-Term Bond II*	0.22–0.25		0.25	0.25	0.30		0.50		0.34
High-Yield II*	0.32–0.35		0.25	0.25	0.40		0.60		0.47
Tax-Exempt Bond II*	0.27–0.30		—	0.25	0.35		—		0.39
Inflation-Linked Bond*	0.27–0.30		0.25	0.25	0.35		0.55		0.50
Money Market	0.10		0.25	0.25	0.15		0.35		0.30

*	These Funds are subject to a breakpoint schedule on their management fees, which reduce these fees as the Fund’s net assets increase.

†	0.08% after waiver, through April 30, 2008.

‡	Maximum expense amounts reflect all expenses, including investment management fees.

§	Fund’s inception was November 30, 2007.

Effective February 1, 2008:

	Investment Management Fee Range		Service Agreement Fee	Maximum Distribution Fee	Maximum Expense Amounts‡

Fund			Retirement Class	Retail Class	Institutional Class	Retirement Class	Retail Class

Growth Equity	0.08%		—	—	0.15%	—	—
Growth & Income*	0.39–0.45	†	0.25%	0.25%	0.52	0.77%	0.66%
International Equity*	0.44–0.50		0.25	0.25	0.59	0.85	0.74
Large-Cap Growth*	0.39–0.45	†	0.25	0.25	0.52	0.77	0.66
Large-Cap Value*	0.39–0.45		0.25	0.25	0.52	0.75	0.57
Mid-Cap Growth*	0.42–0.48		0.25	0.25	0.55	0.80	0.69
Mid-Cap Value*	0.42–0.48		0.25	0.25	0.54	0.79	0.64
Small-Cap Equity*	0.42–0.48		0.25	0.25	0.55	0.80	0.69
Large-Cap Growth Index	0.04		0.25	—	0.09	0.34	—
Large-Cap Value Index	0.04		0.25	—	0.09	0.32	—
Equity Index	0.04		0.25	0.25	0.09	0.34	0.23
S&P 500 Index	0.04		0.25	—	0.07	0.32	—
Mid-Cap Growth Index	0.04		0.25	—	0.09	0.34	—
Mid-Cap Value Index	0.04		0.25	—	0.09	0.34	—
Mid-Cap Blend Index	0.04		0.25	—	0.09	0.34	—
Small-Cap Growth Index	0.04		0.25	—	0.09	0.34	—
Small-Cap Value Index	0.04		0.25	—	0.09	0.34	—
Small-Cap Blend Index	0.04		0.25	—	0.09	0.34	—
International Equity Index	0.04		0.25	—	0.15	0.40	—
Enhanced International
Equity Index§	0.45		—	—	0.55	—	—
Enhanced Large-Cap
Growth Index§	0.35		—	—	0.40	—	—
Enhanced Large-Cap
Value Index§	0.35		—	—	0.40	—	—
Social Choice Equity	0.15		0.25	0.25	0.22	0.47	0.32
Real Estate Securities*	0.44–0.50		0.25	0.25	0.57	0.82	0.68
Managed Allocation II	0.00		0.25	0.25	0.00	0.25	0.00
Bond*	0.27–0.30		0.25	0.25	0.32	0.59	0.42
Bond Plus II*	0.27–0.30		0.25	0.25	0.35	0.60	0.45
Short-Term Bond II*	0.22–0.25		0.25	0.25	0.30	0.55	0.40
High-Yield II*	0.32–0.35		0.25	0.25	0.40	0.65	0.50
Tax-Exempt Bond II*	0.27–0.30		—	0.25	0.35	—	0.45
Inflation-Linked Bond*	0.27–0.30		0.25	0.25	0.35	0.60	0.45
Money Market	0.10		0.25	0.25	0.14	0.39	0.25

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

214    2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

continued

The following is information about the investments of the TIAA-CREF Lifecycle Funds, a group of affiliated fund-of-funds, in the Funds’ Institutional Class as of September 30, 2008:

	Value of TIAA-CREF Lifecycle Funds’ investments at September 30, 2008

Underlying Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund	Retirement Income Fund

Growth Equity:
Market Value	$36,283,612	$34,843,596	$35,388,592	$34,614,303	$34,712,633	$30,106,430	$42,772,103	$408,884	$288,148	$623,560
Outstanding Shares	5,327,990	5,116,534	5,196,563	5,082,864	5,097,303	4,420,915	6,280,779	60,042	42,313	91,565
% of Fund	13.11%	12.59%	12.79%	12.51%	12.54%	10.88%	15.45%	0.15%	0.10%	0.23%

Growth & Income:
Market Value	$14,004,848	$13,791,401	$16,529,236	$16,966,521	$17,143,855	$17,742,578	$26,150,463	$369,333	$251,295	$607,411
Outstanding Shares	1,716,280	1,690,123	2,025,642	2,079,230	2,100,963	2,174,336	3,204,714	45,261	30,796	74,438
% of Fund	6.41%	6.31%	7.56%	7.76%	7.84%	8.12%	11.96%	0.17%	0.11%	0.28%

International Equity:
Market Value	$25,893,993	$24,312,686	$26,142,182	$25,756,292	$25,548,438	$24,944,737	$36,269,390	$519,689	$359,960	$796,326
Outstanding Shares	2,983,179	2,801,001	3,011,772	2,967,315	2,943,368	2,873,818	4,178,501	59,872	41,470	91,743
% of Fund	4.27%	4.01%	4.31%	4.25%	4.21%	4.11%	5.98%	0.09%	0.06%	0.13%

Large-Cap Growth:
Market Value	$4,231,731	$3,479,501	$3,967,225	$3,515,975	$3,035,447	$3,542,162	$7,114,299	$196,329	$135,804	$298,850
Outstanding Shares	472,291	388,337	442,771	392,408	338,778	395,331	794,007	21,912	15,157	33,354
% of Fund	3.32%	2.73%	3.12%	2.76%	2.38%	2.78%	5.59%	0.15%	0.11%	0.23%

Large-Cap Value:
Market Value	$39,945,553	$38,593,869	$39,135,373	$38,224,785	$37,569,972	$33,085,279	$45,348,315	$640,722	$443,630	$931,301
Outstanding Shares	3,455,498	3,338,570	3,385,413	3,306,642	3,249,998	2,862,048	3,922,865	55,426	38,376	80,562
% of Fund	9.95%	9.62%	9.75%	9.52%	9.36%	8.24%	11.30%	0.16%	0.11%	0.23%

Mid-Cap Growth:
Market Value	$1,046,553	$991,937	$1,263,441	$1,298,290	$1,229,257	$1,242,716	$1,823,600	$68,922	$27,853	$41,066
Outstanding Shares	73,185	69,366	88,353	90,790	85,962	86,903	127,524	4,820	1,948	2,872
% of Fund	1.94%	1.84%	2.35%	2.41%	2.28%	2.31%	3.39%	0.13%	0.05%	0.08%

Mid-Cap Value:
Market Value	$1,022,145	$963,510	$1,145,506	$1,170,831	$1,204,116	$1,238,097	$1,825,396	$70,544	$29,667	$74,972
Outstanding Shares	69,157	65,190	77,504	79,217	81,469	83,768	123,504	4,773	2,007	5,073
% of Fund	0.80%	0.76%	0.90%	0.92%	0.95%	0.97%	1.43%	0.06%	0.02%	0.06%

Small-Cap Equity:
Market Value	$11,060,028	$10,445,898	$11,077,443	$10,892,888	$10,893,552	$10,590,093	$15,510,551	$291,859	$150,676	$338,390
Outstanding Shares	913,297	862,584	914,735	899,495	899,550	874,492	1,280,805	24,101	12,442	27,943
% of Fund	5.80%	5.48%	5.81%	5.72%	5.72%	5.56%	8.14%	0.15%	0.08%	0.18%

Enhanced International Equity Index:
Market Value	$20,045,784	$19,600,943	$20,247,089	$19,977,616	$19,657,704	$18,205,386	$26,136,801	$368,322	$256,062	$612,632
Outstanding Shares	2,926,392	2,861,451	2,955,779	2,916,440	2,869,738	2,657,721	3,815,591	53,770	37,381	89,435
% of Fund	12.05%	11.78%	12.17%	12.01%	11.81%	10.94%	15.71%	0.22%	0.15%	0.37%

Enhanced Large-Cap Growth Index:
Market Value	$20,018,488	$19,301,492	$19,995,502	$19,576,904	$19,589,784	$18,182,684	$26,534,489	$367,492	$252,119	$583,302
Outstanding Shares	2,505,443	2,415,706	2,502,566	2,450,176	2,451,788	2,275,680	3,320,962	45,994	31,554	73,004
% of Fund	12.34%	11.90%	12.33%	12.07%	12.08%	11.21%	16.36%	0.23%	0.16%	0.36%

Enhanced Large-Cap Value Index:
Market Value	$20,048,479	$18,975,066	$20,210,617	$19,876,707	$19,705,515	$18,494,058	$27,010,352	$374,669	$264,079	$656,760
Outstanding Shares	2,496,697	2,363,022	2,516,889	2,475,306	2,453,987	2,303,121	3,363,680	46,659	32,886	81,788
% of Fund	12.66%	11.98%	12.76%	12.55%	12.44%	11.68%	17.06%	0.24%	0.17%	0.41%

Bond:
Market Value	$124,990,718	$89,985,999	$69,666,373	$47,942,952	$26,140,070	$13,750,655	$19,837,795	$318,331	$215,265	$5,926,989
Outstanding Shares	12,925,617	9,305,688	7,204,382	4,957,906	2,703,213	1,421,991	2,051,478	32,919	22,261	612,926
% of Fund	6.64%	4.78%	3.70%	2.55%	1.39%	0.73%	1.05%	0.02%	0.01%	0.31%

Short-Term Bond II:
Market Value	$18,033,832	$9,991,602	$3,379,697	—	—	—	—	—	—	$1,186,130
Outstanding Shares	1,843,950	1,021,636	345,572	—	—	—	—	—	—	121,281
% of Fund	13.26%	7.35%	2.49%	—	—	—	—	—	—	0.87%

High-Yield II:
Market Value	$10,992,952	$8,398,340	$9,837,048	$8,838,505	$7,681,149	$6,608,954	$9,666,398	$101,302	$66,098	$262,171
Outstanding Shares	1,307,129	998,614	1,169,685	1,050,952	913,335	785,845	1,149,393	12,045	7,859	31,174
% of Fund	4.82%	3.68%	4.31%	3.87%	3.37%	2.90%	4.24%	0.04%	0.03%	0.11%

Inflation-Linked Bond:
Market Value	$13,324,417	$7,819,578	$3,357,926	—	—	—	—	—	—	$829,109
Outstanding Shares	1,323,179	776,522	333,458	—	—	—	—	—	—	82,335
% of Fund	3.02%	1.77%	0.76%	—	—	—	—	—	—	0.19%

Money Market:
Market Value	$775,149	—	—	—	—	—	—	—	—	$65,518
Outstanding Shares	775,149	—	—	—	—	—	—	—	—	65,518
% of Fund	0.26%	—	—	—	—	—	—	—	—	0.02%

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report    215

NOTES TO FINANCIAL STATEMENTS

The following shows information about the investment of the TIAA-CREF Managed Allocation Fund II, an affiliated fund-of-funds, in the Funds’ Institutional Class as of September 30, 2008:

Underlying Fund	Value of Managed Allocation II’s Investment

Growth & Income Fund
Market Value	$2,929,721
Outstanding Shares	359,034
% of Fund	1.34%

International Equity Fund
Market Value	$45,231,696
Outstanding Shares	5,211,024
% of Fund	7.46%

Large-Cap Growth Fund
Market Value	$96,747,639
Outstanding Shares	10,797,727
% of Fund	76.01%

Large-Cap Value Fund
Market Value	$93,538,912
Outstanding Shares	8,091,601
% of Fund	23.31%

Mid-Cap Growth Fund
Market Value	$429,099
Outstanding Shares	30,006
% of Fund	0.80%

Mid-Cap Value Fund
Market Value	$348,752
Outstanding Shares	23,596
% of Fund	0.27%

Small-Cap Equity Fund
Market Value	$22,958,949
Outstanding Shares	1,895,866
% of Fund	12.05%

Enhanced International Equity Index Fund
Market Value	$21,295,616
Outstanding Shares	3,108,848
% of Fund	12.80%

Enhanced Large-Cap Growth Index Fund
Market Value	$17,805,862
Outstanding Shares	2,228,518
% of Fund	10.98%

Enhanced Large-Cap Value Index Fund
Market Value	$12,748,185
Outstanding Shares	1,587,569
% of Fund	8.05%

Bond Plus Fund II
Market Value	$191,991,836
Outstanding Shares	20,468,212
% of Fund	78.39%

Short-Term Bond Fund II
Market Value	$58,019
Outstanding Shares	5,932
% of Fund	0.04%

The following shows information about the investment of TIAA-CREF Institutional Bond Plus Fund II in the Institutional Class of TIAA-CREF Institutional High-Yield Fund II as of September 30, 2008:

High-Yield Fund II
Market Value	$3,677,300
Outstanding Shares	437,253
% of Fund	1.61%

Note 3—investments

At September 30, 2008, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Growth Equity	$372,057,179	$4,522,315	$(45,110,888)	$(40,588,573)
Growth & Income	1,111,384,715	58,221,110	(105,312,905)	(47,091,795)
International Equity	3,100,846,017	10,943,380	(632,932,197)	(621,988,817)
Large-Cap Growth	632,652,745	14,094,050	(75,683,607)	(61,589,557)
Large-Cap Value	1,288,335,720	21,150,908	(212,766,759)	(191,615,851)
Mid-Cap Growth	655,503,162	14,874,986	(83,251,314)	(68,376,328)
Mid-Cap Value	1,317,765,186	40,202,940	(178,945,733)	(138,742,793)
Small-Cap Equity	728,322,221	29,062,718	(84,609,817)	(55,547,099)
Large-Cap Growth Index	452,180,414	19,958,614	(51,771,659)	(31,813,045)
Large-Cap Value Index	590,979,515	20,017,225	(106,575,414)	(86,558,189)
Equity Index	1,233,628,966	216,725,918	(146,614,920)	70,110,998
S&P 500 Index	1,321,663,924	101,493,692	(183,254,189)	(81,760,497)
Mid-Cap Growth Index	104,838,951	3,612,279	(12,799,479)	(9,187,200)
Mid-Cap Value Index	306,190,753	4,775,307	(43,845,474)	(39,070,167)
Mid-Cap Blend Index	256,402,446	11,337,865	(35,494,940)	(24,157,075)
Small-Cap Growth Index	187,818,015	15,292,413	(22,232,858)	(6,940,445)
Small-Cap Value Index	256,435,229	11,765,790	(36,166,949)	(24,401,159)
Small-Cap Blend Index	301,392,528	20,690,659	(49,686,779)	(28,996,120)
International Equity Index	1,148,727,032	20,219,795	(161,296,497)	(141,076,702)
Enhanced International Equity Index	212,310,397	527,917	(47,820,271)	(47,292,354)
Enhanced Large-Cap Growth Index	185,927,762	2,243,915	(26,342,216)	(24,098,301)
Enhanced Large-Cap Value Index	176,281,215	1,933,691	(20,278,989)	(18,345,298)
Social Choice Equity	663,734,270	43,938,650	(92,274,955)	(48,336,305)
Real Estate Securities	598,716,583	13,837,921	(68,741,645)	(54,903,724)
Managed Allocation II	576,675,225	—	(70,590,939)	(70,590,939)
Bond	2,082,567,886	16,202,485	(73,922,647)	(57,720,162)
Bond Plus II	531,435,986	3,902,473	(32,364,201)	(28,461,728)
Short-Term Bond II	276,772,274	3,007,627	(10,670,660)	(7,663,033)
High-Yield II	428,502,836	320,872	(48,560,206)	(48,239,334)
Tax-Exempt Bond II	252,760,061	924,199	(11,344,900)	(10,420,701)
Inflation-Linked Bond	674,794,461	292,795	(20,383,188)	(20,090,393)

216	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

continued

At September 30, 2008, these Funds held the following open futures contracts:

Fund	Future	Number of Contracts	Market Value	Expiration Date	Unrealized Gain/ (Loss)

Small-Cap Equity	E-mini Russell 2000 Index	75	$5,088,000	December 2008	$(263,982)

Large-Cap Growth Index	E-mini S&P 500 Index	6	350,700	December 2008	(7,822)

Large-Cap Value Index	E-mini S&P 500 Index	25	1,461,250	December 2008	(1,246)

Equity Index	E-mini S&P 500 Index	43	2,513,350	December 2008	(34,143)
	E-mini S&P Mid 400 Index	4	292,120	December 2008	(3,214)
	E-mini Russell 2000 Index	4	271,360	December 2008	(1,624)

			3,076,830		(38,981)

S&P 500 Index	E-mini S&P 500 Index	18	1,052,100	December 2008	25,835

Mid-Cap Growth Index	E-mini S&P Mid 400 Index	2	146,060	December 2008	(4,309)

Mid-Cap Value Index	E-mini S&P Mid 400 Index	15	1,095,450	December 2008	(39,966)

Mid-Cap Blend Index	E-mini S&P Mid 400 Index	14	1,022,420	December 2008	12,990

Small-Cap Growth Index	E-mini Russell 2000 Index	11	746,240	December 2008	8,705

Small-Cap Value Index	E-mini Russell 2000 Index	22	1,492,480	December 2008	(45,250)

Small-Cap Blend Index	E-mini Russell 2000 Index	41	2,781,440	December 2008	(70,821)

Purchases and sales of securities (other than short-term money market instruments) for all of the Funds, except the Money Market Fund, for the year ended September 30, 2008, were as follows:

Fund	Non-Government Purchases	Government Purchases	Non-Government Sales	Government Sales

Growth Equity	$855,391,612	$—	$824,245,486	$—
Growth & Income	1,528,474,887	—	1,286,003,886	—
International Equity	5,946,370,878	—	5,337,949,209	—
Large-Cap Growth	1,219,130,682	—	1,188,880,554	—
Large-Cap Value	1,883,388,848	—	1,654,610,755	—
Mid-Cap Growth	725,540,605	—	559,101,240	—
Mid-Cap Value	676,694,692	—	357,533,044	—
Small-Cap Equity	683,216,282	—	578,300,265	—
Large-Cap Growth Index	200,444,396	—	104,989,988	—
Large-Cap Value Index	254,026,626	—	149,030,517	—
Equity Index	171,426,012	—	112,648,204	—
S&P 500 Index	377,593,686	—	155,303,453	—
Mid-Cap Growth Index	68,340,108	—	44,308,919	—
Mid-Cap Value Index	166,016,666	—	89,716,470	—
Mid-Cap Blend Index	90,594,590	—	54,474,278	—
Small-Cap Growth Index	107,780,069	—	75,590,107	—
Small-Cap Value Index	120,206,615	—	69,457,981	—
Small-Cap Blend Index	95,080,840	—	78,913,368	—
International Equity Index	770,104,354	—	400,647,063	—
Enhanced International Equity Index	288,834,725	—	69,494,761	—
Enhanced Large-Cap Growth Index	271,519,768	—	81,430,372	—
Enhanced Large-Cap Value Index	224,433,550	—	45,684,305	—
Social Choice Equity	322,759,082	—	85,725,853	—
Real Estate Securities	516,255,148	—	512,340,949	—
Managed Allocation II	168,839,756	—	157,385,571	—
Bond	375,839,075	2,118,176,000	299,125,072	1,740,812,849
Bond Plus II	127,687,109	358,572,877	170,219,061	324,716,315
Short-Term Bond II	58,969,460	208,155,639	101,799,110	178,214,471
High-Yield II	232,924,007	—	211,359,135	—
Tax-Exempt Bond II	128,129,760	—	128,600,670	—
Inflation-Linked Bond	—	228,304,392	—	96,686,665

Note 4—trustee fees

Each Fund pays the trustees, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees also participate in a long-term compensation plan. Amounts deferred are retained by the Funds and may be invested in the funds selected by the trustees. Trustees’ fees, including any deferred and long-term compensation, incurred for the year ended September 30, 2008, are reflected in the Statements of Operations.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	217

NOTES TO FINANCIAL STATEMENTS

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended September 30, 2008 and 2007 were as follows:

	2008				2007

Fund	Ordinary Income	Long-Term Capital Gains	Total		Ordinary Income	Long-Term Capital Gains	Total

Growth Equity	$8,306,635	$3,766,607	$12,073,242		$1,078,879	$—	$1,078,879
Growth & Income	14,376,255	20,628,201	35,004,456		12,822,640	3,754,635	16,577,275
International Equity	49,223,450	313,165,294	362,388,744		58,454,827	108,173,468	166,628,295
Large-Cap Growth	6,143,489	31,447,729	37,591,218	**	93,633	—	93,633
Large-Cap Value	32,533,071	47,257,331	79,790,402		22,937,647	20,895,574	43,833,221
Mid-Cap Growth	4,897,799	31,129,022	36,026,821		435,043	13,256,563	13,691,606
Mid-Cap Value	24,090,105	30,420,551	54,510,656		23,353,598	30,189,811	53,543,409
Small-Cap Equity	16,412,269	19,756,409	36,168,678		22,469,052	20,232,610	42,701,662
Large-Cap Growth Index	5,526,173	248,686	5,774,859		6,077,377	—	6,077,377
Large-Cap Value Index	13,632,270	12,021,862	25,654,132		13,744,184	12,582,918	26,327,102
Equity Index	26,053,275	15,831,265	41,884,540		11,970,543	5,458,132	17,428,675
S&P 500 Index	22,840,054	6,743,903	29,583,957		16,064,376	1,227,746	17,292,122
Mid-Cap Growth Index	1,515,408	3,247,921	4,763,329		422,482	2,606,490	3,028,972
Mid-Cap Value Index	8,550,332	6,437,940	14,988,272		1,861,778	5,691,196	7,552,974
Mid-Cap Blend Index	4,430,669	5,365,921	9,796,590		1,588,345	5,018,487	6,606,832
Small-Cap Growth Index	2,089,584	5,630,563	7,720,147		891,946	8,012,241	8,904,187
Small-Cap Value Index	6,544,843	7,399,611	13,944,454		2,770,907	9,503,269	12,274,176
Small-Cap Blend Index	5,773,771	7,173,375	12,947,146		4,326,673	11,765,878	16,092,551
International Equity Index	20,111,211	6,981,538	27,092,749		12,155,695	1,915,021	14,070,716
Enhanced International Equity Index	34,230	—	34,230		—	—	—
Enhanced Large-Cap Growth Index	37,160	—	37,160		—	—	—
Enhanced Large-Cap Value Index	47,620	—	47,620		—	—	—
Social Choice Equity	8,155,712	4,114,850	12,270,562		3,260,637	2,389,966	5,650,603
Real Estate Securities	25,150,745	66,512,024	91,662,769	**	26,593,722	31,841,258	58,434,980
Managed Allocation II	19,259,033	520,581	19,779,614		6,025,644	455,640	6,481,284
Bond	87,942,399	—	87,942,399		72,971,285	—	72,971,285
Bond Plus II	27,558,169	—	27,558,169		14,663,082	—	14,663,082
Short-Term Bond II	12,232,758	—	12,232,758		7,577,829	—	7,577,829
High-Yield II	30,827,094	207,098	31,034,192		15,183,264	—	15,183,264
Tax-Exempt Bond II*	9,155,191	102,899	9,258,090		5,484,167	—	5,484,167
Inflation-Linked Bond	41,704,757	—	41,704,757		19,251,272	—	19,251,272
Money Market	49,133,169	—	49,133,169		41,376,402	—	41,376,402

*	Includes ordinary income which will not be taxable for federal income tax purposes in 2008 and 2007 of $9,141,200 and $5,411,619 respectively.

**	Total distributions for Large-Cap Growth and Real Estate Securities include return of capital distributions of $2,047,974 and $7,947,268 respectively.

218	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

continued

As of September 30, 2008, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation )	Capital Loss Carryover	Post-October Losses	Total

Growth Equity	$1,877,214	$—	$(40,589,948)	$(22,290,999)	$(7,637,214)	$(68,640,947)
Growth & Income	—	—	(47,090,869)	(4,882,834)	—	(51,973,703)
International Equity	59,040,337	—	(622,079,569)	—	(220,210,761)	(783,249,993)
Large-Cap Growth	—	—	(61,586,403)	(201,489,855)	(4,185,096)	(267,261,354)
Large-Cap Value	16,628,570	—	(191,616,038)	(141,610)	(107,839,144)	(282,968,222)
Mid-Cap Growth	—	—	(68,376,914)	—	(22,687,169)	(91,064,083)
Mid-Cap Value	8,186,077	2,076,416	(138,742,157)	—	(16,851,318)	(145,330,982)
Small-Cap Equity	2,134,026	—	(55,547,100)	(2,890,078)	(33,111,723)	(89,414,875)
Large-Cap Growth Index	3,387,014	33,141	(31,813,046)	—	(16,734,206)	(45,127,097)
Large-Cap Value Index	9,036,033	379,792	(86,558,187)	—	(750,839)	(77,893,201)
Equity Index	12,934,004	—	70,110,993	—	(15,394,417)	67,650,580
S&P 500 Index	17,712,986	69,341	(81,760,501)	—	(24,617,658)	(88,595,832)
Mid-Cap Growth Index	559,043	15,823	(9,187,200)	—	(199,255)	(8,811,589)
Mid-Cap Value Index	3,447,641	310,054	(39,070,169)	—	(386,067)	(35,698,541)
Mid-Cap Blend Index	2,107,622	5,209,683	(24,157,078)	—	(21)	(16,839,794)
Small-Cap Growth Index	902,260	3,119,991	(6,940,445)	—	—	(2,918,194)
Small-Cap Value Index	2,781,884	2,981,455	(24,401,163)	—	—	(18,637,824)
Small-Cap Blend Index	3,541,840	8,870,671	(28,996,119)	—	(2,824)	(16,586,432)
International Equity Index	28,434,984	—	(141,182,561)	—	(7,709,635)	(120,457,212)
Enhanced International Equity Index	3,013,888	—	(47,314,756)	—	(7,238,229)	(51,539,097)
Enhanced Large-Cap Growth Index	621,863	—	(24,098,301)	—	(4,161,615)	(27,638,053)
Enhanced Large-Cap Value Index	1,651,106	—	(18,345,298)	—	(2,466,071)	(19,160,263)
Social Choice Equity	7,562,683	11,002	(48,336,300)	—	(14,345,047)	(55,107,662)
Real Estate Securities	—	—	(54,903,869)	—	(39,203,960)	(94,107,829)
Managed Allocation II	—	—	(70,590,939)	—	(1,594,113)	(72,185,052)
Bond	399,452	—	(57,720,161)	(17,421,157)	(7,803,731)	(82,545,597)
Bond Plus II	132,177	—	(28,461,729)	(6,567,787)	(9,242,605)	(44,139,944)
Short-Term Bond II	144,843	—	(7,663,033)	(3,842,251)	(1,033,223)	(12,393,664)
High-Yield II	210,226	—	(48,239,333)	(398,437)	(17,742,449)	(66,169,993)
Tax-Exempt Bond II	195,233	97,723	(10,420,701)	—	—	(10,127,745)
Inflation-Linked Bond	28,538	—	(20,090,394)	(2,826,986)	—	(22,888,842)
Money Market	28,684	—	—	(5,331)	—	23,353

The difference between book basis and tax basis net investment income, net realized gains and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies and the use of capital loss carryovers.

At September 30, 2008, the following Funds had capital loss carryovers, which will expire as follows:

	Date of Expiration

Fund	9/30/09	9/30/10	9/30/11	9/30/12	9/30/13	9/30/14	9/30/15	9/30/16	Total

Growth Equity	$—	$—	$—	$19,760,665	$2,530,334	$—	$—	$—	$22,290,999
Growth & Income	—	4,882,834	—	—	—	—	—	—	4,882,834
Large-Cap Growth	129,325,246	60,601,952	9,870,740	1,691,917	—	—	—	—	201,489,855
Large-Cap Value	—	—	—	—	—	—	—	141,610	141,610
Small-Cap Equity	—	—	—	—	—	—	—	2,890,078	2,890,078
Bond	—	—	—	—	—	330,469	17,090,688	—	17,421,157
Bond Plus II	—	—	—	—	4,900,372	120,262	—	1,547,153	6,567,787
Short-Term Bond II	—	—	—	734,605	2,605,737	501,909	—	—	3,842,251
High-Yield II	—	398,437	—	—	—	—	—	—	398,437
Inflation-Linked Bond	—	—	—	—	—	—	2,826,986	—	2,826,986
Money Market	—	—	—	4,739	219	373	—	—	5,331

For the year ended September 30, 2008, the Growth Equity Fund, Growth & Income Fund, Large-Cap Growth Fund, Bond Fund, Short-Term Bond Fund II, High-Yield Fund II, Tax-Exempt Bond Fund II, Inflation-Linked Bond Fund, and Money Market Fund utilized $995,880, $35,737,420, $4,616,207, $350,668, $1,526,531, $296,083, $509,350, $937,901, and $5,526 respectively, of their capital loss carryover available from prior years. The Large-Cap Growth Fund had $81,698,122 of capital loss carryover that expired on September 30, 2008.

Due to large shareholder activity during the fiscal year ended September 30, 2006, the current year utilization of the Growth Equity Fund’s capital loss carryovers were subject to limitations under the Internal Revenue Code and Regulations thereunder. The future utilization of Growth Equity Fund’s capital loss carryovers will also be subject to the aforementioned limitations.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	219

NOTES TO FINANCIAL STATEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including what jurisdiction the entity may be taxable in), and requires certain expanded tax disclosures. Management has evaluated the application of FIN 48 to the Funds’ financial statements for the year or period ended September 30, 2008. There was no material impact to the financial statements or disclosures as a result of adopting this pronouncement.

Note 6—line of credit

Each of the Funds, except the Bond, Short-Term Bond II, Bond Plus II and Money Market Funds, participates in a $1.25 billion unsecured revolving credit facility dated July 1, 2008 that can be used for temporary purposes, including, without limitation of, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. Interest associated with any borrowing under the facility is charged to the Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. The Funds are not liable for borrowings under the facility by affiliated accounts or mutual funds. For the year ended September 30, 2008, there were no borrowings under this credit facility by the Funds.

Note 7—accounting pronouncement

In March 2008, FASB issued Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133” (“SFAS 161”). SFAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities thereby improving the transparency of the financial reporting. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the financial statements.

Note 8—subsequent events

On October 7, 2008, the Board of Trustees of the TIAA-CREF Institutional Mutual Funds approved the participation of the TIAA-CREF Money Market Fund (the “Fund”) in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). To the extent Program funds are available, the Program will guarantee Fund shareholders that they will receive $1.00 per Fund share they owned as of the close of business on September 19, 2008 if the Fund “breaks the buck” (meaning its NAV falls below $0.995 and is not immediately restored), liquidates its holdings and such liquidation proceeds are less than $1.00 per share.

The program would only protect the lesser of (i) Fund shares held by a shareholder of record on September 19, 2008, or (ii) the number of Fund shares held by the shareholder of record when the Fund breaks the buck. Shares acquired by investors after September 19, 2008, are not eligible for protection under the program.

On November 18, 2008, the Board of Trustees of the TIAA-CREF Institutional Mutual Funds voted to merge the Small-Cap Growth Index Fund and the Small-Cap Value Index Fund into the Small-Cap Blend Index Fund. The Board also voted to merge the Mid-Cap Growth Index Fund, Mid-Cap Value Index Fund and the Mid-Cap Blend Index Fund into the Equity Index Fund. The mergers are expected to close mid-year 2009.

On November 18, 2008, the Board of Trustees of the TIAA-CREF Institutional Mutual Funds voted to terminate the Growth Equity Fund as part of a general effort to streamline the fund lineup and create improved economies of scale by reducing the number of funds with similar investment objectives. The Fund will continue normal business operations until April 2009, when it will be liquidated and its net assets distributed to shareholders.

220	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the TIAA-CREF Institutional Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Growth Equity Fund, Growth & Income Fund, International Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Mid-Cap Growth Index Fund, Mid-Cap Value Index Fund, Mid-Cap Blend Index Fund, Small-Cap Growth Index Fund, Small-Cap Value Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Social Choice Equity Fund, Real Estate Securities Fund, Managed Allocation Fund II, Bond Fund, Bond Plus Fund II, Short-Term Bond Fund II, High-Yield Fund II, Tax-Exempt Bond Fund II, Inflation-Linked Bond Fund, and Money Market Fund (constituting the TIAA-CREF Institutional Mutual Funds, hereafter referred to as the “Funds”) at September 30, 2008, the results of each of their operations for the period then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period ended September 30, 2004, were audited by other auditors whose report dated November 22, 2004 expressed an unqualified opinion on those financial highlights.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
November 24, 2007

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	221

MANAGEMENT (UNAUDITED)

TRUSTEES AND OFFICERS OF THE TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Disinterested trustees

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006); Partner (1990-2005) and Head of Global Product Management (2003-2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003-2005).	61

Director and member of the Investment Committee, the Maine Coast Heritage Trust; Investment Committee member, Gulf of Maine Research Institute, the Boston Athenaeum, Maine Community Foundation and Carnegie Endowment for International Peace; and Director, Appalachian Mountain Club.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/1962	Trustee	Indefinite term. Trustee since September 2007.	Former Vice President (1990-2006), American Beacon Advisors, Inc. and Vice President of certain funds advised by American Beacon Advisors, Inc.	61

Independent Director, the Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc. and Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.

Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/1955	Trustee	Indefinite term. Trustee since 2005.	President, and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment advisor).	61	None

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007	Chief Operating Officer, Copper Rock Capital Partners (since September 2007). Formerly Chief Operating Officer, DDJ Capital Management (2003-2006); and Executive Vice President (2000-2002), Senior Vice President (1995-2000) and Vice President (1992-1995), Fidelity Investments.	61	None

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Vice Dean for Budget (2003-2006) and on the faculty (since 1989) of Harvard Law School.	61	None

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/1943	Chairman of the Board, Trustee	Indefinite term. Trustee since 1999.	President and Founder (since October 2006) of NLJ Advisors, Inc. (investment advisor). Formerly, President and Managing Principal, Windermere Investment Associates (1997-June 2006), Chairman and Chief Executive Officer, CTC Consulting, Inc. (1994-1997) and Executive Vice President, U.S. Trust Company of the Pacific Northwest (1993-1997).	61	Director and Chairman of the Investment Committee of the Okabena Company (financial services).

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Principal, BAM Consulting LLC (since 2003), Independent Consultant for Merrill Lynch (since 2003). Formerly, Chairman, Oppenheimer Funds, Inc. (2000-2001). Chief Executive Officer (1995-2001); President (1991-2000); and Chief Operating Officer (1989-1995) of that firm.	61	Director, Prudential plc, International Advisory Board, and British-American Business Council.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and CEO, National Bureau of Economic Research (since 2008); Head (2006-2008) and Associate Head (1994-2000 and 2001–2006) Economics Department, Massachusetts Institute of Technology (MIT), Mitsui Professor of Economics, MIT (1996-present). Program Director, National Bureau of Economic Research (1990-2008).	61	The Jeffrey Company and Jeflion Company (unregistered investment companies); and National Bureau of Economic Research.

222	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

continued

Disinterested trustees — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, CEO and CIO, NCM Capital Management Group, Inc. (since 1991); and Chairman and CEO, NCM Capital Advisers Inc. (since 2003).	61	Director, SCANA Corporation (energy holding company) and M&F Bancorp, Inc.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.

Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002-present), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (2000-present); Professor, University of Texas at Austin (1987-present); Fellow, Financial Management Association (2002-present). Associate Dean for Research (2001-2002), Associate Director of Research, the Center for International Business Education and Research, University of Texas at Austin (2002-2003) and Director of the Bureau of Business Research, University of Texas at Austin (2001-2002).

				61	None

Executive officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Mary (Maliz) E. Beams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/29/56	Executive Vice President	One-year term. Executive Vice President September 2007.

Executive Vice President of Client Services of TIAA and TIAA-CREF Funds, CREF, TIAA-CREF Life Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since August 2008); Executive Vice President of Individual Client Services of TIAA and the TIAA-CREF Funds Complex (2007-2008). President and Chief Executive Officer, TIAA-CREF Individual & Institutional Services, LLC (“Services”) (since July 2007); Senior Managing Director and Head of Wealth Management Group, TIAA (since 2004). Formerly Partner, Spyglass Investments (2002-2003); Partner and Managing Director, President of Global Business Development for the Mutual Fund Group and Head of International Mutual Fund and Offshore Business of Zurich Scudder Investments; and Head of U.S. Scudder Direct Retail Business and Chief Executive Officer of Scudder Brokerage (1997-2003).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Vice President and Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since February 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex, Vice President Senior Compliance Officer Asset Management Compliance of TIAA and Chief Compliance Officer of Teachers Advisors, Inc. (“Advisors”) and TIAA-CREF Investment Management, LLC (“TCIM”) (since 2008). Formerly, Managing Director/Director of Global Compliance, AIG Global Investment Group (2000-2008); Senior Vice President/Group Head, Regulatory Oversight Group, Scudder Kemper Investments, Inc. (1998-2000); Chief Compliance Officer/ Vice President, Legal Department, Salomon Brothers Asset Management, Inc. (1997-1998); Assistant General Counsel/Director, Securities Law Compliance, the Prudential Insurance Company of America (1994-1997); and Enforcement Staff Attorney, U.S. Securities and Exchange Commission (1998-1994).

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since February 2007.

Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007); Executive Vice President (since 1999) of TIAA, CREF and TIAA Separate Account VA-1 and Head of Asset Management (since 2006) of TIAA; Director of TPIS (since 2006) and Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors, and Manager of Investment Management (since 2004). Executive Vice President and Head of Asset Management of the TIAA-CREF Mutual Funds (2006-2007). Formerly, Manager of TIAA Realty Capital Management, LLC (2004-2006), Chief Investment Officer of TIAA (2004-2006) and the TIAA-CREF Funds Complex (2003-2005).

Jonathan Feigelson TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/10/62	Senior Vice President and Acting General Counsel	One-year term. Senior Vice President and Acting General Counsel since October 2008.

Senior Vice President and Acting General Counsel of the TIAA-CREF Fund Complex (since 2008); Senior Vice President and Deputy General Counsel of TIAA (since August 2006). Managing Director and General Counsel, ABN/AMRO (2002-August 2006).

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	223

MANAGEMENT (UNAUDITED)	concluded

TRUSTEES AND OFFICERS OF THE TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Executive officers — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since February 2007.

Treasurer of CREF and TIAA Separate Account VA-1 (since August 2008); and Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA Life Funds (since 2007). Formerly Funds Treasurer (2006-2007) of TIAA-CREF Funds Complex; Chief Financial Officer, Van Kampen Funds (2005-2006); and Vice President and Chief Financial Officer, Enterprise Capital Management and the Enterprise Group of Funds (1995-2005).

I. Steven Goldstein TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/24/52	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President of TIAA and the TIAA-CREF Funds Complex (since 2003). Formerly, Director of TIAA-CREF Life (2003-2006); Advisor for McKinsey & Company (2003); Vice President, Corporate Communications for Dow Jones & Co. and The Wall Street Journal (2001-2002); and Senior Vice and Chief Communications Officer for Insurance Information Institute (1993-2001).

Erwin W. Martens TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/18/56	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Risk Management, of TIAA and the TIAA-CREF Funds Complex (since 2003). Director of Advisors, TPIS, and Manager of Investment Management. Formerly, Managing Director and Chief Risk Officer, Putnam Investments (1999-2003); and Head and Deputy Head of Global Market Risk Management, Lehman Brothers (1997-1999).

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/48	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since May 2008.

Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since May 2008). Formerly, Deputy General Counsel and Corporate Secretary, Bank of America (2005-2008); and Deputy General Counsel, Secretary and Corporate Governance Officer, The Gillette Company (2000-2005).

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One year term. Executive Vice President since 2003.

Executive Vice President Human Resources & Corporate Services of TIAA and the TIAA-CREF Funds Complex (since 2003). Formerly Director, TIAA-CREF Life (2003-2006); First Vice President and Head of Human Resources, International Private Client Division and Global Debt Markets, Merrill Lynch & Co. (1999-2003); and Vice President and Head of Human Resources, Japan Morgan Stanley (1998-1999).

Cara L. Schnaper TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/13/54	Executive Vice President	One-year term. Executive Vice President since 2008.

Executive Vice President, Technology and Operations of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since February 2008). Formerly Principal, Market Resolve LLC (2006-February 2008); and Head, Middle Office, Investment Banking (2000-2002), Head Technology and Operations, Equities (1999-2000) and Chief Operating Officer Technology and Operations, Emerging Markets, Foreign Exchange and Commodities (1997-1999) JP Morgan Chase & Co.

Bertram L. Scott TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/26/51	Executive Vice President	One-year term. Executive Vice President since 2001.

Executive Vice President Institutional Development and Sales of TIAA and the TIAA-CREF Fund Complex (since 2008); Executive Vice President, Strategy Implementation and Policy of TIAA and the TIAA-CREF Fund Complex (2006-2008); and Director and President of TIAA-CREF Enterprises, Inc. (since 2000). Formerly, Executive Vice President, Product Management of TIAA and TIAA-CREF Funds Complex (2000-2005); President and Chief Executive Officer, Horizon Mercy (1996-2000).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, Product Development and Management of TIAA and the TIAA-CREF Funds Complex (since 2008); Executive Vice President, Institutional Client Services (2006-2008); Director of Tuition Financing and Manager of Services (2006); President and CEO, TIAA-CREF Redwood LLC (2006). Formerly Senior Vice President, Pension Products (2003-2006), Vice President, Support Services (1998-2003), of TIAA and the TIAA-CREF Funds Complex.

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223-1200.

224	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS (UNAUDITED)

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS FOR TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

The Board of Trustees of the Funds (the “Board” or the “Trustees”) is responsible for overseeing the Funds’ corporate policies and for adhering to fiduciary standards under the Investment Company Act of 1940, as amended (the “1940 Act”), and other applicable laws. Among its duties, the Board is responsible for determining annually whether to renew the investment management agreements (the “Agreements”) between the Funds and Teachers Advisors, Inc. (“TAI”). Under the Agreements, TAI is responsible for providing to (or obtaining for) each Fund all of the services necessary for its ordinary operation, including investment advisory, transfer agency, dividend disbursing, custody, accounting and administrative services.

Section 15(c) of the 1940 Act provides that, after an initial period, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Fund, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Please note that the April 2, 2008, renewal of the Agreements relates to all of the Funds covered in this annual shareholder report except for the Enhanced International Equity Index Fund, the Enhanced Large-Cap Growth Index Fund and the Enhanced Large-Cap Value Index Fund (the “New Funds”). The New Funds’ investment management agreement was initially approved by the Board for a two-year term in September 2007, so the New Funds’ agreement was not included in the April 2008 renewal process. Please see the final paragraph of this section for more information on the New Funds.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on April 2, 2008, at which it considered the annual renewal of the Agreements using its previously-established process. As part of that process, the Board delegated certain duties to its Operations Committee. Among these duties, the Operations Committee worked with management and legal counsel to the Trustees to develop additional guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to the April 2, 2008 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees and legal counsel to the Trustees and legal counsel to management, and then evaluated the information produced in accordance with those guidelines.

Among other matters, the Operations Committee reviewed guidelines regarding reports to be provided to all Trustees with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their annual advisory contract renewal processes.

As a result of instructions by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data for each Fund against a universe of comparable investment companies and against a more selective peer group of mutual funds (as described below) and, in the case of investment performance data, against one or more appropriate broad-based benchmark indices. For those Funds with more than one class of shares, Lipper provided applicable data with respect to each class of shares. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15 of the 1940 Act.

Among other matters, the Operations Committee also utilized a framework of factors that could be considered by the Trustees in order to evaluate the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreements. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized by TAI.

In advance of the Board meeting held on April 2, 2008, independent legal counsel for the Trustees requested, on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew each Fund’s Agreement. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of each Fund’s performance relative to its applicable benchmarks and peer groups, together with an explanation of any special events that had a material impact on performance during the prior year; (2) a description of any fee waiver or expense reimbursement arrangements that were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreements; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, disaster recovery plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interests confronted by TAI in connection with rendering

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	225

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS (UNAUDITED)

services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreements; (7) a copy of the Agreements and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented to the Trustees’ counsel only); and (9) proposed narrative explanations of reasons why the Board should renew the Agreements.

In considering whether to renew the Agreements, the Board, with assistance from its Operations Committee, reviewed various factors with respect to each Fund, including: (1) the nature, extent and quality of services provided by TAI to each Fund; (2) the investment performance of each Fund; (3) the costs of the services provided to each Fund and the profits (if any) realized by TAI and its affiliates from their relationship with the Funds; (4) the extent to which economies of scale have been realized as each Fund grows; (5) whether the fee schedules set forth in the Agreements reflect any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with comparable management contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Funds. As a general matter, the Trustees viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreements.

In reaching its decisions regarding the renewal of each Fund’s Agreement, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered legal advice from K&L Gates LLP, its independent legal counsel, as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreements for all Funds at the same meeting on April 2, 2008, the Board received and considered Fund-specific information on a Fund-by-Fund basis and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew each Agreement, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew each Fund’s Agreement.

At its meeting on April 2, 2008, the Board voted unanimously to renew the particular Agreement for each Fund. Set forth below are the general factors the Board considered for all of the Funds, followed by an outline of the specific factors the Board considered for each particular Fund.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI’s affiliate, TIAA-CREF Investment Management, LLC, also manage various accounts of the College Retirement Equities Fund (“CREF”). Under the Agreements, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; and reporting on the investment performance of the Funds to the Boards on a regular basis. The Board considered that TAI has carried out these responsibilities in a professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In the course of its review of the quality of TAI’s services, the Board examined the investment performance of each Fund and concluded that it was reasonable when compared with Fund benchmarks and peer groups of mutual funds, and/or that, in the case of Funds that had consistently underperformed over an extended period of time, TAI represented that it had taken or was planning to implement affirmative steps to enhance the investment performance.

In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing efforts to review the performance of certain affiliated and unaffiliated service providers, including improvements in services provided by those firms or outsourcing efforts to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Fund, as applicable, over one-, two-, three-, four- and five-year periods, as applicable, and since inception of the Fund’s operations for Funds with less than five years of performance. The Board also considered each Fund’s performance as compared to its peer groups and benchmark indices. In this regard, the Board considered that most of the Funds achieved performance that compares favorably to their benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, ranked in the top three performance quintiles versus their peer groups of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that in those cases in which Funds had consistently underperformed their benchmarks or peer groups of mutual funds for an extended period of time, TAI had taken reasonable remedial actions or represented that it was in the process of taking such actions. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable. The Board also considered its ongoing efforts to review best execution and portfolio turnover practices of TAI with respect to certain Funds to assess whether those practices continue to be in the best interests of those Funds.

226	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

continued

COST AND PROFITABILITY

The Board considered financial and profitability data relating to TAI for the calendar year 2007. In this connection, the Board considered profit calculations both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board considered that under the Funds’ relatively new pricing structure, TAI had begun earning profits on some of the Funds under the Agreements and expected this trend to continue, but that for certain of the Funds, including all of the index Funds, there was no current expectation for TAI to make a profit in the foreseeable future. With respect to those Funds for which the Agreements were profitable to TAI in 2007, the Board determined that those profits were reasonable and not excessive in light of various relevant factors. Among other considerations, the Board acknowledged the reasonableness of having fee rates that permit TAI to maintain and improve the quality of services provided to the Funds. In this connection, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to the Funds under the Agreements typically were lower or significantly lower than the management fee rates charged by many or most comparable mutual funds. Based on all factors considered, the Board determined that the fee rates under each Agreement were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

ECONOMIES OF SCALE

The Board considered whether TAI has or would experience economies of scale in connection with the operation of each Fund. In this connection, the Board considered that TAI had incurred operating losses with respect to its services provided to many of the Funds in 2007. The Board also considered the extent to which the current fee “breakpoints” (that is, the Fund asset levels at which additional assets would be assessed lower fee rates) on many of the actively-managed Funds (which are mostly profitable to TAI) would have a material effect on their fees. The Board determined that, although the current breakpoint discounts may be low compared to those of some competitors, the initial maximum fee rates set forth in the Agreement were already at low levels compared to peer groups of mutual funds. Thus, the Board determined that the Funds’ fee schedules are reasonable in light of current economies of scale considerations and current asset levels.

FEE COMPARISON WITH OTHER CLIENTS OF TAI

The Board considered that TAI and its affiliates provide similar investment management services to other affiliated investment companies. In addition, TAI, through its TIAA-CREF Asset Management division, manages substantial institutional client assets through unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Board considered the schedule of fees for each of these funds. The Board also considered TAI’s representation that, while management fee rates may differ for comparable funds, this is due in part to the fact that some of the comparable funds are offered through products that charge additional fees to its investors. In this connection, the Board considered TAI’s representation that because the comparable funds target different types of investors and use different distribution channels, these factors justify different pricing schedules.

OTHER BENEFITS

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreements. For example, TAI continues to be willing to waive fees and make expense reimbursements to the Funds. In addition, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. Also, certain Funds managed by TAI or its affiliates are managed in the same manner and by the same personnel as certain of the CREF Accounts, resulting in certain benefits associated with economies of scale.

FUND-BY-FUND FACTORS

The Funds’ Trustees considered the following specific factors (among others) during their determination to renew the Agreements for each Fund described in this Report. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class of each Fund. Because the Institutional Class has lower expenses than the Retirement and Retail Classes of these Funds, the performance of these Classes will be lower than the performance of the Institutional Class. All periods referenced below are as of December 31, 2007. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	227

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS (UNAUDITED)

GROWTH EQUITY FUND

•	The Fund’s contractual management fee rate is 0.08% of average daily net assets.

•

The Fund’s total expenses and management fees were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•	For the one-, two- and three-year periods, the Fund was in the 1st quintile of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”).

•	For the four- and five-year periods, the Fund was in the 2nd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	Susan Hirsch was added as lead portfolio manager and Andrea Mitroff was added to the portfolio management team upon the departure of Greg Lutrell from TAI.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

GROWTH & INCOME FUND

•	The Fund’s contractual management fee rate is 0.45% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Universe.

•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 5 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

INTERNATIONAL EQUITY FUND

•

The Fund’s contractual management fee rate is 0.50% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.485% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 5 stars.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

•	Chris Semenuk was promoted to lead portfolio manager, Amy Hatta was added to the portfolio management team and the team deemphasized its previous individual regional focus.

LARGE-CAP GROWTH FUND

•	The Fund’s contractual management fee rate is 0.45% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Universe.

•	For the one-year and since-inception periods, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

•	Susan Hirsch was added as lead portfolio manager and Andrea Mitroff was added to the portfolio management team upon the departure of Greg Lutrell from TAI.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

LARGE-CAP VALUE FUND

•

The Fund’s contractual management fee rate is 0.45% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.447% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Universe.

•	For the one-, two- and three-year periods, the Fund was in the 3rd, 2nd and 3rd quintiles of its Performance Universe, respectively.

•	For the four- and five-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

MID-CAP GROWTH FUND

•

The Fund’s contractual management fee rate is 0.48% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.479% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Universe.

•	For the one-, two-, three- and four-year periods, the Fund was in the 3rd quintile of its Performance Universe.

•	For the five-year period, the Fund was in the 2nd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

MID-CAP VALUE FUND

•

The Fund’s contractual management fee rate is 0.48% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.469% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Universe.

•	For one-year period, the Fund was in the 2nd quintile of its Performance Universe.

•	For the two-, three-, four- and five-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 5 stars.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

SMALL-CAP EQUITY FUND

•

The Fund’s contractual management fee rate is 0.48% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.479% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Universe.

228	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

continued

•	For the one-, two-, three- and four-year periods, the Fund was in the 4th quintile of its Performance Universe.

•	For five-year period, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

LARGE-CAP GROWTH INDEX FUND

•	The Fund’s contractual management fee rate is 0.04% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 2nd and 1st quintiles of its Expense Universe, respectively.

•

For the one-year period, the Fund was in the 4th quintile of its Performance Universe, while during the two-, three- and four-year periods, the Fund was in the 3rd quintile of its Performance Universe. Over the five-year period, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

LARGE-CAP VALUE INDEX FUND

•	The Fund’s contractual management fee rate is 0.04% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 2nd and 1st quintiles of its Expense Universe, respectively, and in the 1st quintile of its Expense Group.

•	For the one-, two- and three-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

EQUITY INDEX FUND

•	The Fund’s contractual management fee rate is 0.04% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Universe.

•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

S&P 500 INDEX FUND

•	The Fund’s contractual management fee rate is 0.04% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Universe.

•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

MID-CAP GROWTH INDEX FUND

•	The Fund’s contractual management fee rate is 0.04% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 2nd and 1st quintiles of its Expense Universe, respectively, and in the 1st quintile of its Expense Group.

•	For the one-, two- and three-year periods, the Fund was in the 3rd, 2nd and 1st quintiles of its Performance Universe, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

MID-CAP VALUE INDEX FUND

•	The Fund’s contractual management fee rate is 0.04% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st and 2nd quintiles of its Expense Universe, respectively, and in the 1st quintile of its Expense Group.

•	For the one-, two- and three-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

MID-CAP BLEND INDEX FUND

•	The Fund’s contractual management fee rate is 0.04% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.

•

For the one-year period, the Fund was in the 4th quintile of its Performance Universe, and for the two-, three-, four- and five-year periods the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

SMALL-CAP GROWTH INDEX FUND

•	The Fund’s contractual management fee rate is 0.04% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one- and two-year periods, the Fund was in the 2nd quintile of its Performance Universe, and for the three- and four-year periods, the Fund was in the 4th quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	229

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS (UNAUDITED)

SMALL-CAP VALUE INDEX FUND

•	The Fund’s contractual management fee rate is 0.04% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 3rd, 1st, 2nd, 2nd, and 1st quintiles of its Performance Universe, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

SMALL-CAP BLEND INDEX FUND

•	The Fund’s contractual management fee rate is 0.04% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.

•

For the one- and three-year periods, the Fund was in the 2nd quintile of its Performance Universe, and for the two-, four-and five-year periods, the Fund was in the 1st, 3rd, and 1st quintiles of its Performance Universe, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

INTERNATIONAL EQUITY INDEX FUND

•	The Fund’s contractual management fee rate is 0.04% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Universe.

•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 2nd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

SOCIAL CHOICE EQUITY FUND

•	The Fund’s contractual management fee rate is 0.15% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Universe.

•	For the one- and two-year periods, the Fund was in the 4th quintile of its Performance Universe.

•	For the three-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

REAL ESTATE SECURITIES FUND

•	The Fund’s contractual management fee rate is 0.50% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Universe.

•	For the two-, three- and four-year periods, the Fund was in the 4th quintile of its Performance Universe.

•	For one- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

MANAGED ALLOCATION FUND II

•	The Fund’s contractual management fee rate is 0.00% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Universe.

•	For the one-year and since-inception periods, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

BOND FUND

•

The Fund’s contractual management fee rate is 0.30% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.296% of average daily net assets.

•	The Fund’s total expenses were in the 1st quintile of its Expense Group and Universe and its management fees were in the 2nd quintile of its Expense Universe.

•	For the one-, two-, four- and five-year periods, the Fund was in the 2nd quintile of its Performance Universe.

•	For the three-year period, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period

BOND PLUS FUND II

•	The Fund’s contractual management fee rate is 0.30% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and 1st and 2nd quintiles of its Expense Universe, respectively.

•	For the one-year and since-inception periods, the Fund was in the 4th and 3rd quintiles of its Performance Universe, respectively.

•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

230	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

concluded

SHORT-TERM BOND FUND II

•	The Fund’s contractual management fee rate is 0.25% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-year and since-inception periods, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

HIGH-YIELD FUND II

•	The Fund’s contractual management fee rate is 0.35% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Universe.

•	For the one-year and since-inception periods, the Fund was in the 1st and 2nd quintiles of its Performance Universe, respectively.

•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

TAX-EXEMPT BOND FUND II

•	The Fund’s contractual management fee rate is 0.30% of average daily net assets.

•	The Fund’s total expenses were in the 1st quintile of its Expense Group and Universe and its management fees were in the 2nd quintile of its Expense Universe.

•	For the one-year and since-inception periods, the Fund was in the 2nd and 1st quintiles of its Performance Universe, respectively.

•	The Fund has not been operational for a sufficient period to have a Morningstar Rating.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

INFLATION-LINKED BOND FUND

•	The Fund’s contractual management fee rate is 0.30% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and 1st and 2nd quintiles of its Expense Universe, respectively.

•	For the one- and two-year periods, the Fund was in the 2nd quintile of its Performance Universe.

•	For the three-, four- and five-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

MONEY MARKET FUND

•	The Fund’s contractual management fee rate is 0.10% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and its Expense Universe.

•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	Money market funds are not rated by Morningstar.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreements.

The New Funds were initially organized at a Board meeting held on September 17, 2007, and commenced operations on November 30, 2007. At the September 2007 meeting, the Board determined to approve the Agreement for each Fund for its initial term after considering information and factors similar to those mentioned above, including that the management fees to be charged by TAI under the Agreement were reasonable as compared to the services to be provided and the management fees charged to similar funds by other investment advisers.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Annual Report	231

IMPORTANT TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2008, the TIAA-CREF Institutional Mutual Funds designate the following distribution amounts (or the maximum amount allowable) as being from Section 1250 gains and net long-term capital gains.

Fund	Section 1250 Gains	Long Term Capital Gains	Total

Growth Equity	$—	$3,766,607	$3,766,607
Growth & Income	—	20,628,201	20,628,201
International Equity	—	313,165,294	313,165,294
Large-Cap Growth	—	31,447,729	31,447,729
Large-Cap Value	69	47,257,262	47,257,331
Mid-Cap Growth	6,920	31,122,102	31,129,022
Mid-Cap Value	78,437	30,342,114	30,420,551
Small-Cap Equity	73,531	19,682,878	19,756,409
Large-Cap Growth Index	—	248,686	248,686
Large-Cap Value Index	45,544	11,976,318	12,021,862
Equity Index	72,281	15,758,984	15,831,265
S&P 500 Index	31,259	6,712,644	6,743,903
Mid-Cap Growth Index	2,135	3,245,786	3,247,921
Mid-Cap Value Index	57,845	6,380,095	6,437,940
Mid-Cap Blend Index	29,725	5,336,196	5,365,921
Small-Cap Growth Index	13,685	5,616,878	5,630,563
Small-Cap Value Index	27,923	7,371,688	7,399,611
Small-Cap Blend Index	43,822	7,129,553	7,173,375
International Equity Index	—	6,981,538	6,981,538
Social Choice Equity	25,196	4,089,654	4,114,850
Real Estate Securities	—	66,512,024	66,512,024
Managed Allocation II	—	520,581	520,581
High-Yield II	—	207,098	207,098
Tax-Exempt Bond II	—	102,899	102,899

For the fiscal year ended September 30, 2008, the TIAA-CREF Institutional Mutual Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Fund	Percentage

Growth Equity	32.28%
Growth & Income	100.00%
International Equity	46.11%
Large-Cap Growth	89.95%
Large-Cap Value	50.00%
Mid-Cap Growth	53.30%
Mid-Cap Value	45.56%
Small-Cap Equity	24.17%
Large-Cap Growth Index	67.31%
Large-Cap Value Index	71.98%
Equity Index	81.31%
S&P 500 Index	87.86%
Mid-Cap Growth Index	28.86%
Mid-Cap Value Index	26.99%
Mid-Cap Blend Index	43.35%
Small-Cap Growth Index	26.51%
Small-Cap Value Index	22.30%
Small-Cap Blend Index	26.89%
International Equity Index	48.69%
Enhanced International Equity Index	86.69%
Enhanced Large-Cap Growth Index	100.00%
Enhanced Large-Cap Value Index	99.89%
Social Choice Equity	86.29%
Real Estate Securities	2.31%
Managed Allocation II	20.46%

For the fiscal year ended September 30, 2008, the TIAA-CREF Institutional Mutual Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage

Growth Equity	28.37%
Growth & Income	100.00%
Large-Cap Growth	90.86%
Large-Cap Value	48.90%
Mid-Cap Growth	53.11%
Mid-Cap Value	41.91%
Small-Cap Equity	24.74%
Large-Cap Growth Index	67.73%
Large-Cap Value Index	72.57%
Equity Index	81.66%
S&P 500 Index	87.90%
Mid-Cap Growth Index	28.92%
Mid-Cap Value Index	26.98%
Mid-Cap Blend Index	43.28%
Small-Cap Growth Index	26.58%
Small-Cap Value Index	22.37%
Small-Cap Blend Index	26.97%
Enhanced International Equity Index	0.02%
Enhanced Large-Cap Growth Index	100.00%
Enhanced Large-Cap Value Index	100.00%
Social Choice Equity	86.83%
Real Estate Securities	0.54%
Managed Allocation II	17.45%

The Institutional International Equity, Institutional International Equity Index, and Enhanced International Equity Index Funds received income from foreign sources during the year ended September 30, 2008 of $76,886,518 ($0.30625 per share), $32,900,817 ($0.64517 per share), and $3,676,812 ($0.15135 per share) respectively, and paid taxes to foreign countries during the year ended September 30, 2008 of $8,128,940 ($0.03238 per share), $2,700,631 ($0.05296 per share), and $270,367 ($0.01113 per share), respectively.

The Tax-Exempt Bond Fund II paid distributions to shareholders during the year ended September 30, 2008 totaling $9,258,090, of which $9,141,200 was exempt from federal income tax and has been designated as Exempt Interest Dividends.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2008, which will be reported in conjunction with your 2008 Form 1099-DIV.

By early 2009, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

232	2008 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

HOW TO REACH US

TIAA-CREF WEBSITE
tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

FOR HEARING- OR SPEECH-IMPAIRED CUSTOMERS
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2776 for the Institutional or Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA/SIPC, distribute securities products.

©2008 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

730 Third Avenue
New York, NY 10017-3206

NCI-SFI-COC-163

Printed on recycled paper

C42936	A30715 (11/08)

2008 ANNUAL REPORT

TIAA-CREF
LIFECYCLE FUNDS

OF THE TIAA-CREF
INSTITUTIONAL MUTUAL FUNDS

SEPTEMBER 30, 2008

Audited financial statements

Lifecycle Funds

2010 Fund         2035 Fund

2015 Fund         2040 Fund

2020 Fund         2045 Fund

2025 Fund         2050 Fund

2030 Fund         Retirement Income Fund

PERFORMANCE OVERVIEW AS OF SEPTEMBER 30, 2008

The performance of some of the TIAA--CREF Lifecycle Funds may have been adversely affected by recent market conditions subsequent to the period covered by this report. Please visit tiaa-cref.org for current performance information.

			Total return	Average annual total return

Lifecycle Fund Class	Ticker	Inception date	1 year	since fund inception (10/15/2004)

2010 Fund
Retirement Class	TCLEX	10/15/2004	–13.59%	3.12	%*
Institutional Class	TCTIX	1/17/2007	–13.37	3.23	†

2015 Fund
Retirement Class	TCLIX	10/15/2004	–15.83	3.08	*
Institutional Class	TCNIX	1/17/2007	–15.57	3.21	†

2020 Fund
Retirement Class	TCLTX	10/15/2004	–18.21	2.79	*
Institutional Class	TCWIX	1/17/2007	–17.95	2.90	†

2025 Fund
Retirement Class	TCLFX	10/15/2004	–20.25	2.60	*
Institutional Class	TCYIX	1/17/2007	–20.04	2.72	†

2030 Fund
Retirement Class	TCLNX	10/15/2004	–22.21	2.34	*
Institutional Class	TCRIX	1/17/2007	–21.99	2.44	†

2035 Fund
Retirement Class	TCLRX	10/15/2004	–23.10	2.49	*
Institutional Class	TCIIX	1/17/2007	–22.94	2.59	†

2040 Fund
Retirement Class	TCLOX	10/15/2004	–23.09	2.98	*
Institutional Class	TCOIX	1/17/2007	–22.87	3.10	†

Lifecycle Fund Class	Ticker	Inception date		Total return since fund inception (11/30/2007)

2045 Fund
Retirement Class	TTFRX	11/30/2007		–22.69%
Institutional Class	TTFIX	11/30/2007		–22.57

2050 Fund
Retirement Class	TLFRX	11/30/2007		–22.08
Institutional Class	TFTIX	11/30/2007		–21.86

Retirement Income Fund
Retirement Class	TLIRX	11/30/2007		–10.49
Institutional Class	TLRIX	11/30/2007		–10.37
Retail Class	TLRRX	11/30/2007		–10.37

*

The performance shown for this class is computed from the inception date (the date on which the class became publicly available). Previously, performance for this class was computed from the net asset value per share on the day prior to the inception date.

†

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

UNDERSTANDING YOUR LIFECYCLE FUNDS REPORT

This report contains information about the investment performance and holdings of the Lifecycle Funds, an offering of TIAA-CREF Institutional Mutual Funds, for the twelve-month period that ended on September 30, 2008.

          The report includes a letter from Edward Grzybowski, the chief investment officer of Teachers Advisors, Inc., the funds’ investment adviser, that describes the key investment strategies of the Lifecycle Funds.

          The report also contains information about the overall philosophy and approach of the Lifecycle Funds, descriptions of the benchmarks used in managing the funds and important information regarding the funds’ expenses. Following these sections is a detailed explanation of how the funds’ strategies fared during the twelve-month period and a fund performance section that compares each fund’s returns with those of its composite benchmark, its Morningstar peer group and a broad-based market index.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2776 for the Retirement or Institutional classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

Edward J. Grzybowski Chief Investment Officer Teachers Advisors, Inc.

REPORT TO INVESTORS

During the period covered by this annual report, we introduced three new funds in the Lifecycle series: the 2045 Fund and 2050 Fund, for investors planning to retire in or near those target years, and the Retirement Income Fund, for investors who are already in or nearing retirement. This report includes performance and other financial information about these new funds, which were launched on November 30, 2007.

          In addition, effective July 1, 2008, we adjusted the composition of each Lifecycle fund’s composite benchmark index. Please see page 7 for details. The performance tables in this report show returns for both the new and old versions of the composite benchmarks.

Funds underperform their benchmarks

For the twelve months ended September 30, 2008, all seven of the Lifecycle Funds that were in operation for the full period posted losses and lagged their respective composite benchmarks. However, three of the funds—the 2015 Fund, 2020 Fund and 2030 Fund—held up better than their Morningstar peer groups in a turbulent market.

          Returns for the Retirement Class of the Lifecycle Funds ranged from –13.6% for the 2010 Fund to –23.1% for the 2035 Fund. Performance relative to the funds’ composite benchmarks was hampered by the returns of the underlying equity funds in which the Lifecycle Funds invest, including:

•	The Large-Cap Value Fund, which trailed its benchmark by more than three percentage points and its Morningstar peer group by a similar margin.

•	The International Equity Fund, which underperformed its benchmark by three percentage points and its Morningstar peer group by a comparable amount.

Losses for the three Lifecycle Funds with target retirement dates between 2010 and 2020 were cushioned by larger allocations to underlying fixed-income funds, which fared better than underlying equity funds. Relative to their composite benchmarks, however, these shorter-dated funds underperformed—in part because their largest allocation was to the Bond Fund, which lagged its benchmark by about one-and-a-half percentage points but remained in positive territory.

Broad equity market slump deepens

For the twelve months, both U.S. and foreign stocks suffered double-digit losses. Heightened volatility, deteriorating conditions in the credit markets and troubling economic data fueled the global downturn. The Russell 3000® Index, a broad measure of the U.S. stock market, fell 21.5%, while the MSCI EAFE® Index, which measures stock returns in 21 foreign nations, plunged 30.5%, in terms of dollars.

2          2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

          Against this backdrop, demand soared for the highest-quality bonds, especially U.S. Treasury securities. As Treasury prices rose, their yields fell.

          The Lehman Brothers U.S. Aggregate Index, which measures domestic investment-grade bonds, gained 3.7% for the period.

Broad diversification is essential in volatile times

The challenging environment that prevailed during the twelve months reinforces the importance of maintaining a well-diversified portfolio.

          While no investment strategy can guarantee positive returns or prevent losses, the Lifecycle Funds invest across a wide range of asset classes, seeking a favorable balance of risk and return potential.

          For example, depending on their target retirement date, the Lifecycle Funds may invest in a number of underlying fixed-income funds, such as the Bond Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund II and High-Yield Fund II. Three of those four funds produced positive results during the period, and all fared better than the underlying equity funds. Of course, past performance is no guarantee of future results.

          Another key element of the Lifecycle Funds’ strategy is to seek to remain fully invested. While this can test investors’ patience when asset classes are losing value, it helps ensure that the funds participate fully when those asset classes eventually rebound.

          In addition, the Lifecycle Funds use portfolio rebalancing to help keep each fund’s asset allocation on track, even when asset-class returns vary widely.

          While results for the Lifecycle Funds have been disappointing during the last twelve months, it is worth noting that, of the seven funds in operation for the entire fiscal year, four of them outperformed the overall U.S. stock market, as measured by the Russell 3000 Index. Pages 12 and 13 of this report provide a detailed explanation of the funds’ performance during the twelve-month period.

/s/Edward J. Grzybowski
Edward J. Grzybowski
Chief Investment Officer
Teachers Advisors, Inc.

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report          3

MORE INFORMATION FOR INVESTORS

Portfolio listings

The complete TIAA-CREF Lifecycle Funds’ portfolios of investments begin on page 34 of this report. You can also obtain complete lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (called “TIAA-CREF Institutional Mutual Funds Schedules of Investments”) as of the most recently completed fiscal quarter (currently for the period ended September 30, 2008) in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Funds’ and the TIAA-CREF Institutional Mutual Funds’ holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the Securities and Exchange Commission (SEC). (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or

•	At the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

Proxy voting

A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at sec.gov. You may also call us at 800 842-2776 to request a free copy. A report of how the Lifecycle Funds and underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by e-mail using the Contact Us link at the top of our homepage tiaa-cref.org; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2776.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

4          2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

SPECIAL TERMS

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or the S&P 500® Index, whose performance can be used as a standard by which to judge the performance of a fund.

Composite benchmarks are customized combinations of other benchmarks. To measure the performance of the Lifecycle Funds, TIAA-CREF has created composite benchmarks representing the four general market sectors in which each fund may invest: domestic equity (stocks); international equity; long- and medium-term maturity fixed income; and short-term maturity fixed income.

Expense ratio is a measure of the annual amount that investors pay for the management of a mutual fund. The amount is expressed as a percentage of the fund’s average net assets and does not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization is the total value of a company’s outstanding stock, calculated by multiplying the number of outstanding shares by the current market price per share.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by Ginnie Mae, Fannie Mae or other federal entities.

Overweight holding is a security that forms a larger percentage of a fund, in terms of market capitalization, than that security’s percentage of the benchmark.

Peer groups are groupings of mutual funds with similar objectives whose performance can be compared with that of an individual mutual fund with a similar objective.

Portfolio turnover rate is calculated by dividing the market value of securities bought or sold during a given period by the average value of the fund’s assets during that period.

Relative performance is the return of a fund in relation to that of its benchmark.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security that forms a smaller percentage of a fund, in terms of market capitalization, than that security’s percentage of the benchmark.

S&P 500 and Russell 3000 are registered trademarks and service marks of McGraw-Hill Companies, Inc., and Russell Investment Group, respectively.

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report          5

MORE ABOUT THE TIAA-CREF LIFECYCLE FUNDS

The TIAA-CREF Lifecycle Funds offer a convenient, low-cost solution for investors who want to have their retirement investments professionally managed. Each Lifecycle fund provides a single diversified investment portfolio selected with a target retirement date in mind, using an age-appropriate mix of underlying equity (stock) and fixed-income funds offered by TIAA-CREF Institutional Mutual Funds.

          Lifecycle funds intended for investors retiring sooner have larger holdings in fixed-income funds and smaller positions in equity funds. Funds for investors retiring later are more aggressive, with larger allocations to equity funds and smaller allocations to fixed-income funds.

Instant diversification across borders and asset classes

The underlying funds employed by the Lifecycle Funds provide immediate access to a broad range of investments. The equity funds include holdings that vary by size (large-, mid- and small-capitalization companies), by location (the United States and abroad) and by style (growth and value). The fixed-income funds include holdings from several types of issuers and with a broad range of maturity dates. Spreading fixed-income holdings in that way helps to reduce the effects of future changes in interest rates.

          Because different kinds of investments tend to perform well at different times, the diversification produced by spreading the Lifecycle Funds’ holdings among various equity and fixed-income funds can help control an investor’s risk. (Diversification, however, does not guarantee against loss.)

Dynamic allocations that are adjusted each year

As a portfolio grows, preserving capital becomes more important—yet growth needs to continue. Each Lifecycle fund’s mix of underlying funds (except that of the Retirement Income Fund) will gradually change over time, becoming more conservative as an investor approaches retirement. The Retirement Income Fund has a relatively fixed asset allocation.

          The Lifecycle Funds are rebalanced as needed to remain within close range of their targeted allocations of equity and fixed-income investments, even when markets are volatile. In addition, we periodically assess the funds’ target allocations and may alter them based on our latest research and analysis. The most recent adjustments to the funds’ allocations are described in the prospectus dated February 1, 2008.

6          2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

ABOUT THE FUNDS’ COMPOSITE BENCHMARKS

Each Lifecycle fund uses a composite benchmark that represents the four general market sectors in which each fund may invest: domestic equity (stocks); international equity; long- and medium-term maturity fixed income; and short-term maturity fixed income. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s current target allocations:

•

Russell 3000® Index (domestic equity), which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

•	MSCI EAFE® (Europe, Australasia, Far East) Index (international equity), which measures the performance of the leading stocks in 21 developed countries outside North America.

•

Lehman Brothers U.S. Aggregate Index (long- and medium-term maturity fixed income), which measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

•

Lehman Brothers U.S. Government/Credit (1–5 Year) Index (short-term maturity fixed income), which measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.

On July 1, 2008 the composite benchmarks used for the Lifecycle Funds changed. Please see the May 23, 2008 supplement to the TIAA-CREF Lifecycle Funds prospectus for details. Prior to July 1, the composite benchmark of each Lifecycle fund was created using the benchmarks of that fund’s underlying funds in the same proportions as the Lifecycle fund’s allocations to those underlying funds. The benchmarks of the underlying funds used in the prior version of the composite benchmarks were the Russell 1000® Growth Index, the Russell 1000 Value Index, the Russell 2000® Index, the MSCI EAFE Index, the Lehman Brothers U.S. Aggregate Index, the Lehman Brothers U.S. Treasury Inflation-Protected Securities Index, the Lehman Brothers U.S. Government/Credit (1–5 Year) Index, the Lehman Brothers U.S. Treasury (1-3 Month) Index and the Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

You cannot invest directly in any index.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. EAFE is a trademark of MSCI, Inc.

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report          7

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the TIAA-CREF Lifecycle Funds incur only one of two potential types of costs:

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•

However, they do incur ongoing costs, including management fees and other fund expenses. These include fees for the Lifecycle Funds and fees for the underlying funds; each Lifecycle fund bears its pro rata share of fees and expenses incurred by the underlying funds.

The examples that appear in the tables on pages 9 through 11 are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples assume $1,000 was invested on April 1, 2008, and held for six months until September 30, 2008.

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each fund’s entry in the tables shows a hypothetical fund value and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

8          2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008

Lifecycle Funds—Retirement Class

	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08–9/30/08)	Effective expenses paid† (4/1/08–9/30/08)

2010 Fund actual return	$1,000.00	$905.11	$1.19	$2.95
5% annual hypothetical return	1,000.00	1,023.73	1.27	3.14

2015 Fund actual return	$1,000.00	$895.61	$1.19	$2.99
5% annual hypothetical return	1,000.00	1,023.73	1.27	3.19

2020 Fund actual return	$1,000.00	$884.82	$1.18	$3.02
5% annual hypothetical return	1,000.00	1,023.73	1.27	3.24

2025 Fund actual return	$1,000.00	$875.63	$1.17	$3.05
5% annual hypothetical return	1,000.00	1,023.73	1.27	3.29

2030 Fund actual return	$1,000.00	$866.63	$1.17	$3.04
5% annual hypothetical return	1,000.00	1,023.73	1.27	3.29

2035 Fund actual return	$1,000.00	$861.54	$1.16	$3.07
5% annual hypothetical return	1,000.00	1,023.73	1.27	3.34

2040 Fund actual return	$1,000.00	$861.84	$1.16	$3.07
5% annual hypothetical return	1,000.00	1,023.73	1.27	3.34

2045 Fund actual return	$1,000.00	$862.00	$1.16	$3.17
5% annual hypothetical return	1,000.00	1,023.73	1.27	3.44

2050 Fund actual return	$1,000.00	$868.90	$1.17	$3.13
5% annual hypothetical return	1,000.00	1,023.73	1.27	3.39

Retirement Income Fund actual return	$1,000.00	$926.20	$1.20	$2.94
5% annual hypothetical return	1,000.00	1,023.73	1.27	3.09

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the dates on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted, average expense ratio was 0.62% for the 2010 Fund; 0.63% for the 2015 Fund; 0.64% for the 2020 Fund; 0.65% for the 2025 and 2030 Funds; 0.66% for the 2035 and 2040 Funds; 0.68% for the 2045 Fund; 0.67% for the 2050 Fund; and 0.61% for the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	9

IMPORTANT INFORMATION ABOUT EXPENSES

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008

Lifecycle Funds—Institutional Class

	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08–9/30/08)	Effective expenses paid† (4/1/08–9/30/08)

2010 Fund actual return	$1,000.00	$814.80	$0.00	$1.68
5% annual hypothetical return	1,000.00	1,025.00	0.00	1.87

2015 Fund actual return	$1,000.00	$796.80	$0.00	$1.71
5% annual hypothetical return	1,000.00	1,025.00	0.00	1.92

2020 Fund actual return	$1,000.00	$772.80	$0.00	$1.73
5% annual hypothetical return	1,000.00	1,025.00	0.00	1.97

2025 Fund actual return	$1,000.00	$755.80	$0.00	$1.76
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.03

2030 Fund actual return	$1,000.00	$737.80	$0.00	$1.74
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.03

2035 Fund actual return	$1,000.00	$727.00	$0.00	$1.77
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.08

2040 Fund actual return	$1,000.00	$728.40	$0.00	$1.77
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.08

2045 Fund actual return	$1,000.00	$726.40	$0.00	$1.86
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.18

2050 Fund actual return	$1,000.00	$742.40	$0.00	$1.83
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.13

Retirement Income Fund actual return	$1,000.00	$854.40	$0.00	$1.67
5% annual hypothetical return	1,000.00	1,025.00	0.00	1.82

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the dates on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted, average expense ratio was 0.37% for the 2010 Fund; 0.38% for the 2015 Fund; 0.39% for the 2020 Fund; 0.40% for the 2025 and 2030 Funds; 0.41% for the 2035 and 2040 Funds; 0.43% for the 2045 Fund; 0.42% for the 2050 Fund; and 0.36% for the Retirement Income Fund.

10	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

concluded

EXPENSE EXAMPLE—FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008

Lifecycle Funds—Retail Class

	Starting fund value (4/1/08)	Ending fund value (9/30/08)	Expenses paid* (4/1/08–9/30/08)	Effective expenses paid† (4/1/08–9/30/08)

Retirement Income Fund actual return	$1,000.00	$927.20	$0.00	$1.73
5% annual hypothetical return	1,000.00	1,025.00	0.00	1.82

*

The amounts in the “Expenses paid” column are based on the fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2008. The expense charge of this fund reflects a contractual waiver and reimbursement. Please see the prospectus for an explanation, including the dates on which this waiver and reimbursement are scheduled to end. Without this waiver and reimbursement, the fund’s expenses would have been higher and its performance lower. The annualized expense ratio for the six-month period was 0.00% for the Retail Class of the Lifecycle Funds.

†

The amounts in the “Effective expenses paid” column are based on the fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted, average expense ratio was 0.36% for the Retail Class of the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	11

INVESTMENT RESULTS OF THE LIFECYCLE FUNDS

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2008

The seven Retirement Class Lifecycle Funds that were in operation for the full twelve-month period underperformed their composite benchmarks, with returns ranging from –23.10% for the 2035 Fund to –13.59% for the 2010 Fund.

          Due to the negative returns from both U.S. and foreign stocks during this period, Lifecycle Funds with target retirement dates further in the future—those with larger allocations to stocks—posted larger losses than funds with closer target retirement dates, which have a smaller percentage in stocks.

Global stock markets tumble

A deepening credit crisis and signs of economic weakness drove U.S. stocks sharply lower during the twelve-month period. The Russell 3000® Index, which measures the broad U.S. stock market, fell 21.52%.

          Foreign stocks fared worse, pulled down by the spreading turmoil in the credit markets and fears of a global recession. For the period, the MSCI EAFE® Index, which measures stock performance in 21 developed nations outside North America, lost 28.84% in terms of local currencies.

          Weaker European currencies magnified foreign stock losses for U.S. investors. The euro and the British pound plummeted in value against the dollar in the third quarter of 2008. As a result, for the full twelve months, the 28.84% decline of the EAFE Index in local currencies became a larger loss of 30.50% in terms of dollars.

Flight to quality lifts Treasuries

During the twelve months, the Federal Reserve cut its target for the federal funds rate six times— bringing it to 2.00% at the end of the period—in an effort to reinvigorate the sluggish U.S. economy and the increasingly fragile banking system. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.)

          The Fed also took historic steps to expand its lending programs, to assist in the rescue of several troubled financial firms and to help fashion legislation to address the credit crisis.

          As investors fled volatile stock markets for the relative safety of U.S. Treasuries, prices for government bonds rose, driving yields down. The Lehman Brothers U.S. Aggregate Index, which measures the broad U.S. investment-grade, fixed-rate bond market, gained 3.65% for the period, led by an 8.7% surge in its Treasury component.

Stock selections hinder returns

For the Retirement Class of the Lifecycle Funds that were in operation for the full twelve months, the margin of underperformance for the period varied from 2.10

12	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

percentage points for the 2040 Fund to 2.56 percentage points for the 2020 Fund.

          The Lifecycle Funds’ results were driven largely by the performance of the Large-Cap Value Fund and the International Equity Fund, both of which posted losses that were significantly larger than those of their respective benchmarks. In addition, the relative performance of the 2010, 2015 and 2020 Funds was hurt because these funds had between one-fifth and one-third of their assets invested in the Bond Fund, which lagged its benchmark.

          For the twelve months, the Large-Cap Value Fund fell 26.78%, while its benchmark, the Russell 1000® Value Index, dropped 23.56%. The fund lagged its benchmark due to overweight positions that included Bear Stearns, Fannie Mae and Sprint Nextel, as well as underweights such as ExxonMobil.

          The International Equity Fund declined 33.50%, versus a loss of 30.50% for its benchmark, the MSCI EAFE Index. Overweight positions in Swiss financial services provider UBS, Italian car maker Fiat and Japanese real estate developer Urban Corporation were among the holdings that detracted from the fund’s return.

          The Bond Fund rose 2.06%, compared with the 3.65% gain of its benchmark, the Lehman Brothers U.S. Aggregate Index. The fund was underweighted in the top-performing Treasury sector of the index.

          Among the other underlying fixed-income funds, the High-Yield Fund II lost 8.15% but fared better than its benchmark, while the Short-Term Bond Fund II rose 1.88% but lagged its benchmark. The Inflation-Linked Bond Fund gained 6.20%, performing exactly in line with its benchmark.

New funds trail their benchmarks

For the period from their inception on November 30, 2007 through September 30, 2008, the 2045 Fund, 2050 Fund and Retirement Income Fund lagged their respective composite benchmarks.

          The 2045 Fund and 2050 Fund, both of which had nearly 90% of their assets invested in equity funds at the end of the period, lost 22.69% and 22.08%, respectively, versus the 19.67% decline recorded by each of their respective composite benchmarks. The performance of these two funds was most strongly affected by returns from the Large-Cap Value Fund and International Equity Fund.

          The Retirement Income Fund, with nearly 60% of its assets invested in underlying fixed-income funds on September 30, 2008, fell 10.49%, compared with the 8.08% drop of its composite benchmark.

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	13

LIFECYCLE 2010 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risk, value investing risk, style risk, foreign investment risk, small-cap/mid-cap risk, interest rate risk, income volatility risk, credit risk, call risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Lifecycle 2010 Fund	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)*	–13.59%	3.12%
2010 Fund Composite Index (new)†	–11.13	3.97
2010 Fund Composite Index (old)‡	–11.46	3.88
Broad-based market index:
Lehman Brothers U.S. Aggregate Index	3.65	3.71
Morningstar Target-Date 2000–2014	–12.36	2.73

Institutional Class (inception: 1/17/2007)	–13.37	3.23	§

Total annual fund operating expenses (not including any waivers or reimbursements): Retirement Class, 0.83%; Institutional Class, 0.54%.

*

The performance shown for this class is computed from the inception date (the date on which the class became publicly available). Previously, performance for this class was computed from the net asset value per share on the day prior to the inception date.

†

As of 9/30/2008, the 2010 Fund Composite Index consisted of: 41.6% Lehman Brothers U.S. Aggregate Index; 39.9% Russell 3000® Index; 13.3% MSCI EAFE® Index; and 5.2% Lehman Brothers U.S. Government/Credit (1–5 Year) Index.

‡

As of 9/30/2008, the 2010 Fund Composite Index would have consisted of: 34.5% Lehman Brothers U.S. Aggregate Index; 18.5% Russell 1000® Growth Index; 18.1% Russell 1000 Value Index; 13.3% MSCI EAFE Index; 5.5% Lehman Brothers U.S. Government/Credit (1–5 Year) Index; 3.6% Lehman Brothers U.S. TIPS Index; 3.3% Russell 2000® Index; and 3.2% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

§

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns in this report show past performance, which is no guarantee of future results. Returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

14	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $11,292 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

Domestic equity	39.9%	40.8%
International equity	13.3	12.7
Long- and medium-term maturity fixed income	41.6	41.3
Short-term maturity fixed income	5.2	5.2

Total	100.0	100.0

FUND PROFILE

Net annual fund operating expense ratio
Retirement Class	0.62%
Institutional Class	0.37%
Fund net assets	$361.56 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	15

LIFECYCLE 2015 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risk, value investing risk, style risk, foreign investment risk, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Lifecycle 2015 Fund	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)*	–15.83%	3.08%
2015 Fund Composite Index (new)†	–13.38	3.95
2015 Fund Composite Index (old)‡	–13.71	3.86
Broad-based market index:
S&P 500® Index	–21.98	3.26
Morningstar Target-Date 2015–2029	–18.44	3.16

Institutional Class (inception: 1/17/2007)	–15.57	3.21§

Total annual fund operating expenses (not including any waivers or reimbursements): Retirement Class, 0.85%; Institutional Class, 0.55%.

*

The performance shown for this class is computed from the inception date (the date on which the class became publicly available). Previously, performance for this class was computed from the net asset value per share on the day prior to the inception date.

†

As of 9/30/2008, the 2015 Fund Composite Index consisted of: 45.9% Russell 3000® Index; 35.6% Lehman Brothers U.S. Aggregate Index; 15.3% MSCI EAFE® Index; and 3.2% Lehman Brothers U.S. Government/Credit (1–5 Year) Index.

‡

As of 9/30/2008, the 2015 Fund Composite Index would have consisted of: 29.0% Lehman Brothers U.S. Aggregate Index; 21.3% Russell 1000® Growth Index; 20.8% Russell 1000 Value Index; 15.3% MSCI EAFE Index; 3.8% Russell 2000® Index; 3.6% Lehman Brothers U.S. Government/Credit (1–5 Year) Index; 3.6% Merrill Lynch BB/B Cash Pay Issuer Constrained Index; and 2.6% Lehman Brothers U.S. TIPS Index.

§

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

16	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $11,277 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

Domestic equity	45.9%	46.9%
International equity	15.3	14.6
Long- and medium-term maturity fixed income	35.6	35.2
Short-term maturity fixed income	3.2	3.3

Total	100.0	100.0

FUND PROFILE

Net annual fund operating expense ratio
Retirement Class	0.63%
Institutional Class	0.38%
Fund net assets	$302.89 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	17

LIFECYCLE 2020 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risk, value investing risk, style risk, foreign investment risk, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Lifecycle 2020 Fund	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)*	–18.21%	2.79%
2020 Fund Composite Index (new)†	–15.65	3.69
2020 Fund Composite Index (old)‡	–15.95	3.59
Broad-based market index:
S&P 500® Index	–21.98	3.26
Morningstar Target-Date 2015–2029	–18.44	3.16

Institutional Class (inception: 1/17/2007)	–17.95	2.90	§

Total annual fund operating expenses (not including any waivers or reimbursements): Retirement Class, 0.87%; Institutional Class, 0.58%.

*

The performance shown for this class is computed from the inception date (the date on which the class became publicly available). Previously, performance for this class was computed from the net asset value per share on the day prior to the inception date.

†

As of 9/30/2008, the 2020 Fund Composite Index consisted of: 51.9% Russell 3000® Index; 29.6% Lehman Brothers U.S. Aggregate Index; 17.3% MSCI EAFE® Index; and 1.2% Lehman Brothers U.S. Government/Credit (1–5 Year) Index.

‡

As of 9/30/2008, the 2020 Fund Composite Index would have consisted of: 24.6% Lehman Brothers U.S. Aggregate Index; 24.1% Russell 1000® Growth Index; 23.6% Russell 1000 Value Index; 17.3% MSCI EAFE Index; 4.2% Russell 2000® Index; 3.8% Merrill Lynch BB/B Cash Pay Issuer Constrained Index; 1.2% Lehman Brothers U.S. TIPS Index; and 1.2% Lehman Brothers U.S. Government/Credit (1–5 Year) Index.

§

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

18	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $11,152 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

Domestic equity	51.9%	52.9%
International equity	17.3	16.5
Long- and medium-term maturity fixed income	29.6	29.4
Short-term maturity fixed income	1.2	1.2

Total	100.0	100.0

FUND PROFILE

Net annual fund operating expense ratio
Retirement Class	0.64%
Institutional Class	0.39%
Fund net assets	$283.32 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	19

LIFECYCLE 2025 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risk, value investing risk, style risk, foreign investment risk, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Lifecycle 2025 Fund	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)*	–20.25%	2.60%
2025 Fund Composite Index (new)†	–17.83	3.44
2025 Fund Composite Index (old)‡	–18.11	3.36
Broad-based market index:
S&P 500® Index	–21.98	3.26
Morningstar Target-Date 2015–2029	–18.44	3.16

Institutional Class (inception: 1/17/2007)	–20.04	2.72	§

Total annual fund operating expenses (not including any waivers or reimbursements): Retirement Class, 0.89%; Institutional Class, 0.59%.

*

The performance shown for this class is computed from the inception date (the date on which the class became publicly available). Previously, performance for this class was computed from the net asset value per share on the day prior to the inception date.

†	As of 9/30/2008, the 2025 Fund Composite Index consisted of: 57.9% Russell 3000® Index; 22.8% Lehman Brothers U.S. Aggregate Index; and 19.3% MSCI EAFE® Index.

‡

As of 9/30/2008, the 2025 Fund Composite Index would have consisted of: 26.9% Russell 1000® Growth Index; 26.3% Russell 1000 Value Index; 19.3% MSCI EAFE Index; 18.8% Lehman Brothers U.S. Aggregate Index; 4.7% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

§

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

20	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $11,070 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

Domestic equity	57.9%	58.8%
International equity	19.3	18.4
Long- and medium-term maturity fixed income	22.8	22.8
Short-term maturity fixed income	0.0	0.0

Total	100.0	100.0

FUND PROFILE

Net annual fund operating expense ratio
Retirement Class	0.65%
Institutional Class	0.40%
Fund net assets	$251.14 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	21

LIFECYCLE 2030 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risk, value investing risk, style risk, foreign investment risk, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Lifecycle 2030 Fund	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)*	–22.21%	2.34%
2030 Fund Composite Index (new)†	–19.92	3.22
2030 Fund Composite Index (old)‡	–20.20	3.14
Broad-based market index:
S&P 500® Index	–21.98	3.26
Morningstar Target-Date 2030+	–22.90	3.39

Institutional Class (inception: 1/17/2007)	–21.99	2.44	§

Total annual fund operating expenses (not including any waivers or reimbursements): Retirement Class, 0.90%; Institutional Class, 0.59%.

*

The performance shown for this class is computed from the inception date (the date on which the class became publicly available). Previously, performance for this class was computed from the net asset value per share on the day prior to the inception date.

†	As of 9/30/2008, the 2030 Fund Composite Index consisted of: 63.9% Russell 3000® Index; 21.3% MSCI EAFE® Index; and 14.8% Lehman Brothers U.S. Aggregate Index.

‡

As of 9/30/2008, the 2030 Fund Composite Index would have consisted of: 29.7% Russell 1000® Growth Index; 29.0% Russell 1000 Value Index; 21.3% MSCI EAFE Index; 10.8% Lehman Brothers U.S. Aggregate Index; 5.2% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

§

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

22	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $10,961 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

Domestic equity	63.9%	64.7%
International equity	21.3	20.2
Long- and medium-term maturity fixed income	14.8	15.1
Short-term maturity fixed income	0.0	0.0

Total	100.0	100.0

FUND PROFILE

Net annual fund operating expense ratio
Retirement Class	0.65%
Institutional Class	0.40%
Fund net assets	$226.39 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	23

LIFECYCLE 2035 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risk, value investing risk, style risk, foreign investment risk, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Lifecycle 2035 Fund	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)*	–23.10%	2.49%
2035 Fund Composite Index (new)†	–20.99	3.31
2035 Fund Composite Index (old)‡	–21.26	3.22
Broad-based market index:
S&P 500® Index	–21.98	3.26
Morningstar Target-Date 2030+	–22.90	3.39

Institutional Class (inception: 1/17/2007)	–22.94	2.59	§

Total annual fund operating expenses (not including any waivers or reimbursements): Retirement Class, 0.92%; Institutional Class, 0.62%.

*

The performance shown for this class is computed from the inception date (the date on which the class became publicly available). Previously, performance for this class was computed from the net asset value per share on the day prior to the inception date.

†	As of 9/30/2008, the 2035 Fund Composite Index consisted of: 67.5% Russell 3000® Index; 22.5% MSCI EAFE® Index; and 10.0% Lehman Brothers U.S. Aggregate Index.

‡

As of 9/30/2008, the 2035 Fund Composite Index would have consisted of: 31.4% Russell 1000® Growth Index; 30.6% Russell 1000 Value Index; 22.5% MSCI EAFE Index; 6.0% Lehman Brothers U.S. Aggregate Index; 5.5% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

§

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

24	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $11,025 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

Domestic equity	67.5%	67.9%
International equity	22.5	21.8
Long- and medium-term maturity fixed income	10.0	10.3
Short-term maturity fixed income	0.0	0.0

Total	100.0	100.0

FUND PROFILE

Net annual fund operating expense ratio
Retirement Class	0.66%
Institutional Class	0.41%
Fund net assets	$200.83 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	25

LIFECYCLE 2040 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risk, value investing risk, style risk, foreign investment risk, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2008

	Total return	Average annual total return

Lifecycle 2040 Fund	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)*	–23.09%	2.98%
2040 Fund Composite Index (new)†	–20.99	3.74
2040 Fund Composite Index (old)‡	–21.26	3.65
Broad-based market index:
S&P 500® Index	–21.98	3.26
Morningstar Target-Date 2030+	–22.90	3.39

Institutional Class (inception: 1/17/2007)	–22.87	3.10	§

Total annual fund operating expenses (not including any waivers or reimbursements): Retirement Class, 0.89%; Institutional Class, 0.59%.

*

The performance shown for this class is computed from the inception date (the date on which the class became publicly available). Previously, performance for this class was computed from the net asset value per share on the day prior to the inception date.

†	As of 9/30/2008, the 2040 Fund Composite Index consisted of: 67.5% Russell 3000® Index; 22.5% MSCI EAFE® Index; and 10.0% Lehman Brothers U.S. Aggregate Index.

‡

As of 9/30/2008, the 2040 Fund Composite Index would have consisted of: 31.4% Russell 1000® Growth Index; 30.6% Russell 1000 Value Index; 22.5% MSCI EAFE Index; 6.0% Lehman Brothers U.S. Aggregate Index; 5.5% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

§

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

26	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $11,233 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

Domestic equity	67.5%	67.9%
International equity	22.5	21.8
Long- and medium-term maturity fixed income	10.0	10.3
Short-term maturity fixed income	0.0	0.0

Total	100.0	100.0

FUND PROFILE

Net annual fund operating expense ratio
Retirement Class	0.66%
Institutional Class	0.41%
Fund net assets	$290.89 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	27

LIFECYCLE 2045 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risk, value investing risk, style risk, foreign investment risk, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2008

Total return

Lifecycle 2045 Fund	since inception

Retirement Class (inception: 11/30/2007)	–22.69%
Institutional Class (inception: 11/30/2007)	–22.57
2045 Fund Composite Index (new)*	–19.67
2045 Fund Composite Index (old)†	–19.94
Broad-based market index:
S&P 500® Index	–19.85
Morningstar Target-Date 2030+	–21.48

Total period fund operating expenses (not including any waivers or reimbursements): Retirement Class, 7.03%; Institutional Class, 6.83%.

*	As of 9/30/2008, the 2045 Fund Composite Index consisted of: 67.5% Russell 3000® Index; 22.5% MSCI EAFE® Index; and 10.0% Lehman Brothers U.S. Aggregate Index.

†

As of 9/30/2008, the 2045 Fund Composite Index would have consisted of: 31.4% Russell 1000® Growth Index; 30.6% Russell 1000 Value Index; 22.5% MSCI EAFE Index; 6.0% Lehman Brothers U.S. Aggregate Index; 5.5% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

28	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $7,731 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

Domestic equity	67.5%	68.1%
International equity	22.5	21.7
Long- and medium-term maturity fixed income	10.0	10.2
Short-term maturity fixed income	0.0	0.0

Total	100.0	100.0

FUND PROFILE

Net annual fund operating expense ratio
Retirement Class	0.68%
Institutional Class	0.43%
Fund net assets	$4.07 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	29

LIFECYCLE 2050 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risk, value investing risk, style risk, foreign investment risk, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2008

Total return

Lifecycle 2050 Fund	since inception

Retirement Class (inception: 11/30/2007)	–22.08%
Institutional Class (inception: 11/30/2007)	–21.86
2050 Fund Composite Index (new)*	–19.67
2050 Fund Composite Index (old)†	–19.94
Broad-based market index:
S&P 500® Index	–19.85
Morningstar Target-Date 2030+	–21.48

Total period fund operating expenses (not including any waivers or reimbursements): Retirement Class, 8.12%; Institutional Class, 7.88%.

*	As of 9/30/2008, the 2050 Fund Composite Index consisted of: 67.5% Russell 3000® Index; 22.5% MSCI EAFE® Index; and 10.0% Lehman Brothers U.S. Aggregate Index.

†

As of 9/30/2008, the 2050 Fund Composite Index would have consisted of: 31.4% Russell 1000® Growth Index; 30.6% Russell 1000 Value Index; 22.5% MSCI EAFE Index; 6.0% Lehman Brothers U.S. Aggregate Index; 5.5% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

30	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $7,792 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

Domestic equity	67.5%	67.2%
International equity	22.5	22.5
Long- and medium-term maturity fixed income	10.0	10.3
Short-term maturity fixed income	0.0	0.0

Total	100.0	100.0

FUND PROFILE

Net annual fund operating expense ratio
Retirement Class	0.67%
Institutional Class	0.42%
Fund net assets	$2.76 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	31

LIFECYCLE RETIREMENT INCOME FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

PRINCIPAL RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risk, value investing risk, style risk, foreign investment risk, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2008

Total return

Lifecycle Retirement Income Fund	since inception

Retirement Class (inception: 11/30/2007)	–10.49%
Institutional Class (inception: 11/30/2007)	–10.37
Retail Class (inception: 11/30/2007)	–10.37
Retirement Income Fund Composite Index (new)*	–8.08
Retirement Income Fund Composite Index (old)†	–8.39
Broad-based market index:
Lehman Brothers U.S. Aggregate Index	0.91
Morningstar Target-Date 2000–2014	–12.29

Total period fund operating expenses (not including any waivers or reimbursements): Retirement Class, 2.15%; Institutional Class, 1.85%; Retail Class, 2.08%.

*

As of 9/30/2008, the Retirement Income Fund Composite Index consisted of: 51.0% Lehman Brothers U.S. Aggregate Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE® Index; and 9.0% Lehman Brothers U.S. Government/Credit (1-5 Year) Index.

†

As of 9/30/2008, the Retirement Income Fund Composite Index would have consisted of: 43.0% Lehman Brothers U.S. Aggregate Index; 13.9% Russell 1000® Growth Index; 13.6% Russell 1000 Value Index; 10.0% MSCI EAFE® Index; 7.0% Lehman Brothers U.S. Government/Credit (1–5 Year) Index; 6.0% Lehman Brothers U.S. TIPS Index; 2.5% Russell 2000® Index; 2.0% Lehman Brothers U.S. Treasury (1–3 Month) Index; and 2.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

32	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $8,951 as of September 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

Domestic equity	30.0%	30.0%
International equity	10.0	10.2
Long- and medium-term maturity fixed income	51.0	50.7
Short-term maturity fixed income	9.0	9.1

Total	100.0	100.0

FUND PROFILE

Net annual fund operating expense ratio
Retirement Class	0.61%
Institutional Class	0.36%
Retail Class	0.36%
Fund net assets	$13.66 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	33

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2010 FUND ▪ SEPTEMBER 30, 2008

Shares	Company	Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
12,925,617	TIAA-CREF Institutional Bond Fund	$124,990,718	34.57%
2,926,392	TIAA-CREF Institutional Enhanced International Equity Index Fund	20,045,784	5.54
2,505,443	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	20,018,488	5.54
2,496,697	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	20,048,479	5.54
1,716,280	TIAA-CREF Institutional Growth & Income Fund	14,004,848	3.87
5,327,990	TIAA-CREF Institutional Growth Equity Fund	36,283,612	10.04
1,307,129	TIAA-CREF Institutional High-Yield Fund II	10,992,952	3.04
1,323,179	TIAA-CREF Institutional Inflation-Linked Bond Fund	13,324,417	3.69
2,983,179	TIAA-CREF Institutional International Equity Fund	25,893,993	7.16
472,291	TIAA-CREF Institutional Large-Cap Growth Fund	4,231,731	1.17
3,455,498	TIAA-CREF Institutional Large-Cap Value Fund	39,945,553	11.05
73,185	TIAA-CREF Institutional Mid-Cap Growth Fund	1,046,553	0.29
69,157	TIAA-CREF Institutional Mid-Cap Value Fund	1,022,145	0.28
775,149	TIAA-CREF Institutional Money Market Fund	775,149	0.21
1,843,950	TIAA-CREF Institutional Short-Term Bond Fund II	18,033,832	4.99
913,297	TIAA-CREF Institutional Small-Cap Equity Fund	11,060,028	3.06

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $413,409,552)	361,718,282	100.04

	TOTAL PORTFOLIO (Cost $413,409,552)	361,718,282	100.04
	OTHER ASSETS & LIABILITIES, NET	(162,262)	(0.04)

	NET ASSETS	$361,556,020	100.00%

(a)          The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

34	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2015 FUND ▪ SEPTEMBER 30, 2008

Shares	Company	Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
9,305,688	TIAA-CREF Institutional Bond Fund	$89,985,999	29.71%
2,861,451	TIAA-CREF Institutional Enhanced International Equity Index Fund	19,600,943	6.47
2,415,706	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	19,301,492	6.37
2,363,022	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	18,975,066	6.27
1,690,123	TIAA-CREF Institutional Growth & Income Fund	13,791,401	4.55
5,116,534	TIAA-CREF Institutional Growth Equity Fund	34,843,596	11.50
998,614	TIAA-CREF Institutional High-Yield Fund II	8,398,340	2.77
776,522	TIAA-CREF Institutional Inflation-Linked Bond Fund	7,819,578	2.58
2,801,001	TIAA-CREF Institutional International Equity Fund	24,312,686	8.03
388,337	TIAA-CREF Institutional Large-Cap Growth Fund	3,479,501	1.15
3,338,570	TIAA-CREF Institutional Large-Cap Value Fund	38,593,869	12.74
69,366	TIAA-CREF Institutional Mid-Cap Growth Fund	991,937	0.33
65,190	TIAA-CREF Institutional Mid-Cap Value Fund	963,510	0.32
1,021,636	TIAA-CREF Institutional Short-Term Bond Fund II	9,991,602	3.30
862,584	TIAA-CREF Institutional Small-Cap Equity Fund	10,445,898	3.45

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $348,974,363)	301,495,418	99.54

	TOTAL PORTFOLIO (Cost $348,974,363)	301,495,418	99.54
	OTHER ASSETS & LIABILITIES, NET	1,396,576	0.46

	NET ASSETS	$302,891,994	100.00%

(a)          The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	35

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2020 FUND ▪ SEPTEMBER 30, 2008

Shares	Company	Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
7,204,382	TIAA-CREF Institutional Bond Fund	$69,666,373	24.59%
2,955,779	TIAA-CREF Institutional Enhanced International Equity Index Fund	20,247,089	7.15
2,502,566	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	19,995,502	7.06
2,516,889	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	20,210,617	7.13
2,025,642	TIAA-CREF Institutional Growth & Income Fund	16,529,236	5.83
5,196,563	TIAA-CREF Institutional Growth Equity Fund	35,388,592	12.49
1,169,685	TIAA-CREF Institutional High-Yield Fund II	9,837,048	3.47
333,458	TIAA-CREF Institutional Inflation-Linked Bond Fund	3,357,926	1.19
3,011,772	TIAA-CREF Institutional International Equity Fund	26,142,182	9.23
442,771	TIAA-CREF Institutional Large-Cap Growth Fund	3,967,225	1.40
3,385,413	TIAA-CREF Institutional Large-Cap Value Fund	39,135,373	13.81
88,353	TIAA-CREF Institutional Mid-Cap Growth Fund	1,263,441	0.45
77,504	TIAA-CREF Institutional Mid-Cap Value Fund	1,145,506	0.40
345,572	TIAA-CREF Institutional Short-Term Bond Fund II	3,379,697	1.19
914,735	TIAA-CREF Institutional Small-Cap Equity Fund	11,077,443	3.91

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $330,768,130)	281,343,250	99.30

	TOTAL PORTFOLIO (Cost $330,768,130)	281,343,250	99.30
	OTHER ASSETS & LIABILITIES, NET	1,974,971	0.70

	NET ASSETS	$283,318,221	100.00%

(a)          The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

LIFECYCLE 2025 FUND ▪ SEPTEMBER 30, 2008

Shares	Company	Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
4,957,906	TIAA-CREF Institutional Bond Fund	$47,942,952	19.09%
2,916,440	TIAA-CREF Institutional Enhanced International Equity Index Fund	19,977,616	7.94
2,450,176	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	19,576,904	7.80
2,475,306	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	19,876,707	7.91
2,079,230	TIAA-CREF Institutional Growth & Income Fund	16,966,521	6.76
5,082,864	TIAA-CREF Institutional Growth Equity Fund	34,614,303	13.78
1,050,952	TIAA-CREF Institutional High-Yield Fund II	8,838,505	3.52
2,967,315	TIAA-CREF Institutional International Equity Fund	25,756,292	10.26
392,408	TIAA-CREF Institutional Large-Cap Growth Fund	3,515,975	1.40
3,306,642	TIAA-CREF Institutional Large-Cap Value Fund	38,224,785	15.22
90,790	TIAA-CREF Institutional Mid-Cap Growth Fund	1,298,290	0.52
79,217	TIAA-CREF Institutional Mid-Cap Value Fund	1,170,831	0.47
899,495	TIAA-CREF Institutional Small-Cap Equity Fund	10,892,888	4.34

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $297,615,922)	248,652,569	99.01

	TOTAL PORTFOLIO (Cost $297,615,922)	248,652,569	99.01
	OTHER ASSETS & LIABILITIES, NET	2,486,384	0.99

	NET ASSETS	$251,138,953	100.00%

(a)          The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

36	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2030 FUND ▪ SEPTEMBER 30, 2008

Shares	Company	Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
2,703,213	TIAA-CREF Institutional Bond Fund	$26,140,070	11.55%
2,869,738	TIAA-CREF Institutional Enhanced International Equity Index Fund	19,657,704	8.68
2,451,788	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	19,589,784	8.65
2,453,987	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	19,705,515	8.71
2,100,963	TIAA-CREF Institutional Growth & Income Fund	17,143,855	7.57
5,097,303	TIAA-CREF Institutional Growth Equity Fund	34,712,633	15.33
913,335	TIAA-CREF Institutional High-Yield Fund II	7,681,149	3.39
2,943,368	TIAA-CREF Institutional International Equity Fund	25,548,438	11.29
338,778	TIAA-CREF Institutional Large-Cap Growth Fund	3,035,447	1.34
3,249,998	TIAA-CREF Institutional Large-Cap Value Fund	37,569,972	16.60
85,962	TIAA-CREF Institutional Mid-Cap Growth Fund	1,229,257	0.54
81,469	TIAA-CREF Institutional Mid-Cap Value Fund	1,204,116	0.53
899,550	TIAA-CREF Institutional Small-Cap Equity Fund	10,893,552	4.81

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $271,988,625)	224,111,492	98.99

	TOTAL PORTFOLIO (Cost $271,988,625)	224,111,492	98.99
	OTHER ASSETS & LIABILITIES, NET	2,279,237	1.01

	NET ASSETS	$226,390,729	100.00%

(a)          The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

LIFECYCLE 2035 FUND ▪ SEPTEMBER 30, 2008

Shares	Company	Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
1,421,991	TIAA-CREF Institutional Bond Fund	$13,750,655	6.85%
2,657,721	TIAA-CREF Institutional Enhanced International Equity Index Fund	18,205,386	9.07
2,275,680	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	18,182,684	9.05
2,303,121	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	18,494,058	9.21
2,174,336	TIAA-CREF Institutional Growth & Income Fund	17,742,578	8.84
4,420,915	TIAA-CREF Institutional Growth Equity Fund	30,106,430	14.99
785,845	TIAA-CREF Institutional High-Yield Fund II	6,608,954	3.29
2,873,818	TIAA-CREF Institutional International Equity Fund	24,944,737	12.42
395,331	TIAA-CREF Institutional Large-Cap Growth Fund	3,542,162	1.76
2,862,048	TIAA-CREF Institutional Large-Cap Value Fund	33,085,279	16.47
86,903	TIAA-CREF Institutional Mid-Cap Growth Fund	1,242,716	0.62
83,768	TIAA-CREF Institutional Mid-Cap Value Fund	1,238,097	0.62
874,492	TIAA-CREF Institutional Small-Cap Equity Fund	10,590,093	5.27

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $241,100,388)	197,733,829	98.46

	TOTAL PORTFOLIO (Cost $241,100,388)	197,733,829	98.46
	OTHER ASSETS & LIABILITIES, NET	3,091,369	1.54

	NET ASSETS	$200,825,198	100.00%

(a)          The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	37

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2040 FUND ▪ SEPTEMBER 30, 2008

Shares	Company	Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
2,051,478	TIAA-CREF Institutional Bond Fund	$19,837,795	6.82%
3,815,591	TIAA-CREF Institutional Enhanced International Equity Index Fund	26,136,801	8.98
3,320,962	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	26,534,489	9.12
3,363,680	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	27,010,352	9.29
3,204,714	TIAA-CREF Institutional Growth & Income Fund	26,150,463	8.99
6,280,779	TIAA-CREF Institutional Growth Equity Fund	42,772,103	14.70
1,149,393	TIAA-CREF Institutional High-Yield Fund II	9,666,398	3.32
4,178,501	TIAA-CREF Institutional International Equity Fund	36,269,390	12.47
794,007	TIAA-CREF Institutional Large-Cap Growth Fund	7,114,299	2.45
3,922,865	TIAA-CREF Institutional Large-Cap Value Fund	45,348,315	15.59
127,524	TIAA-CREF Institutional Mid-Cap Growth Fund	1,823,600	0.63
123,504	TIAA-CREF Institutional Mid-Cap Value Fund	1,825,396	0.63
1,280,805	TIAA-CREF Institutional Small-Cap Equity Fund	15,510,551	5.33

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $349,044,916)	285,999,952	98.32

	TOTAL PORTFOLIO (Cost $349,044,916)	285,999,952	98.32
	OTHER ASSETS & LIABILITIES, NET	4,885,627	1.68

	NET ASSETS	$290,885,579	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

LIFECYCLE 2045 FUND ▪ SEPTEMBER 30, 2008

Shares	Company	Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
32,919	TIAA-CREF Institutional Bond Fund	$318,331	7.83%
53,770	TIAA-CREF Institutional Enhanced International Equity Index Fund	368,322	9.06
45,994	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	367,492	9.03
46,659	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	374,669	9.21
45,261	TIAA-CREF Institutional Growth & Income Fund	369,333	9.08
60,042	TIAA-CREF Institutional Growth Equity Fund	408,884	10.05
12,045	TIAA-CREF Institutional High-Yield Fund II	101,302	2.49
59,872	TIAA-CREF Institutional International Equity Fund	519,689	12.78
21,912	TIAA-CREF Institutional Large-Cap Growth Fund	196,329	4.83
55,426	TIAA-CREF Institutional Large-Cap Value Fund	640,722	15.75
4,820	TIAA-CREF Institutional Mid-Cap Growth Fund	68,922	1.69
4,773	TIAA-CREF Institutional Mid-Cap Value Fund	70,544	1.73
24,101	TIAA-CREF Institutional Small-Cap Equity Fund	291,859	7.18

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $4,854,264)	4,096,398	100.71

	TOTAL PORTFOLIO (Cost $4,854,264)	4,096,398	100.71
	OTHER ASSETS & LIABILITIES, NET	(29,072)	(0.71)

	NET ASSETS	$4,067,326	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

38	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2050 FUND ▪ SEPTEMBER 30, 2008

Shares	Company	Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
22,261	TIAA-CREF Institutional Bond Fund	$215,265	7.81%
37,381	TIAA-CREF Institutional Enhanced International Equity Index Fund	256,062	9.29
31,554	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	252,119	9.15
32,886	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	264,079	9.58
30,796	TIAA-CREF Institutional Growth & Income Fund	251,295	9.12
42,313	TIAA-CREF Institutional Growth Equity Fund	288,148	10.45
7,859	TIAA-CREF Institutional High-Yield Fund II	66,098	2.40
41,470	TIAA-CREF Institutional International Equity Fund	359,960	13.06
15,157	TIAA-CREF Institutional Large-Cap Growth Fund	135,804	4.93
38,376	TIAA-CREF Institutional Large-Cap Value Fund	443,630	16.10
1,948	TIAA-CREF Institutional Mid-Cap Growth Fund	27,853	1.01
2,007	TIAA-CREF Institutional Mid-Cap Value Fund	29,667	1.08
12,442	TIAA-CREF Institutional Small-Cap Equity Fund	150,676	5.47

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $3,200,957)	2,740,656	99.45

	TOTAL PORTFOLIO (Cost $3,200,957)	2,740,656	99.45
	OTHER ASSETS & LIABILITIES, NET	15,063	0.55

	NET ASSETS	$2,755,719	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

LIFECYCLE RETIREMENT INCOME FUND ▪ SEPTEMBER 30, 2008

Shares	Company	Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
612,926	TIAA-CREF Institutional Bond Fund	$5,926,990	43.38%
89,435	TIAA-CREF Institutional Enhanced International Equity Index Fund	612,632	4.48
73,004	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	583,302	4.27
81,788	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	656,760	4.81
74,438	TIAA-CREF Institutional Growth & Income Fund	607,411	4.44
91,565	TIAA-CREF Institutional Growth Equity Fund	623,560	4.56
31,174	TIAA-CREF Institutional High-Yield Fund II	262,171	1.92
82,335	TIAA-CREF Institutional Inflation-Linked Bond Fund	829,108	6.07
91,743	TIAA-CREF Institutional International Equity Fund	796,326	5.83
33,354	TIAA-CREF Institutional Large-Cap Growth Fund	298,850	2.19
80,562	TIAA-CREF Institutional Large-Cap Value Fund	931,301	6.82
2,872	TIAA-CREF Institutional Mid-Cap Growth Fund	41,066	0.30
5,073	TIAA-CREF Institutional Mid-Cap Value Fund	74,972	0.55
65,518	TIAA-CREF Institutional Money Market Fund	65,518	0.48
121,281	TIAA-CREF Institutional Short-Term Bond Fund II	1,186,130	8.68
27,943	TIAA-CREF Institutional Small-Cap Equity Fund	338,390	2.48

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $15,423,063)	13,834,487	101.26

	TOTAL PORTFOLIO (Cost $15,423,063)	13,834,487	101.26
	OTHER ASSETS & LIABILITIES, NET	(172,411)	(1.26)

	NET ASSETS	$13,662,076	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	39

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF LIFECYCLE FUNDS ▪ SEPTEMBER 30, 2008

	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund	Lifecycle 2035 Fund

ASSETS
Investment in affiliated investment companies, at cost	$413,409,552	$348,974,363	$330,768,130	$297,615,922	$271,988,625	$241,100,388
Net unrealized appreciation of portfolio investments	(51,691,270)	(47,478,945)	(49,424,880)	(48,963,353)	(47,877,133)	(43,366,559)

Total investment in affiliated investment companies, at value	361,718,282	301,495,418	281,343,250	248,652,569	224,111,492	197,733,829

Cash	—	—	—	—	—	—
Shares of beneficial interest sold	966,854	2,479,693	3,316,228	3,616,647	3,601,631	4,430,452
Receivable from securities transactions	5,188,076	3,474,309	2,438,253	1,548,399	377,965	—
Dividends and investment receivable	653,068	466,591	369,100	259,866	161,664	103,234
Due from investment advisor	323,474	268,332	237,577	203,434	185,557	156,523

Total assets	368,849,754	308,184,343	287,704,408	254,280,915	228,438,309	202,424,038

LIABILITIES
Due to bank	1,797,397	413,957	584,780	385,072	144,005	103,882
Service agreement fees payable	74,660	62,414	58,148	51,404	46,382	40,828
Due to affiliates	489,354	431,079	405,906	368,221	351,601	321,896
Investment securities purchased	4,627,144	4,384,899	3,337,353	2,337,265	1,332,629	1,132,234
Fund shares redeemed	305,179	—	—	—	172,963	—

Total liabilities	7,293,734	5,292,349	4,386,187	3,141,962	2,047,580	1,598,840

NET ASSETS	$361,556,020	$302,891,994	$283,318,221	$251,138,953	$226,390,729	$200,825,198

NET ASSETS CONSIST OF:
Paid-in-capital	406,349,960	346,422,285	329,266,228	297,243,401	272,446,986	242,762,294
Undistributed net investment income	5,703,979	3,881,730	2,736,015	1,709,166	1,007,499	606,265
Undistributed (accumulated) net realized gain on total investments	1,193,351	66,924	740,858	1,149,739	813,376	823,198
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	(51,691,270)	(47,478,945)	(49,424,880)	(48,963,353)	(47,877,132)	(43,366,559)

NET ASSETS	$361,556,020	$302,891,994	$283,318,221	$251,138,953	$226,390,729	$200,825,198

RETAIL CLASS:
Net assets	$—	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	—	—	—	—
Net asset value per share	—	—	—	—	—	—

RETIREMENT CLASS:
Net assets	$351,906,735	$295,996,388	$277,700,302	$246,043,385	$222,387,554	$197,255,786
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	34,971,716	29,619,304	28,123,822	25,238,670	23,054,124	20,385,483
Net asset value per share	$10.06	$9.99	$9.87	$9.75	$9.65	$9.68

INSTITUTIONAL CLASS:
Net assets	$9,649,285	$6,895,606	$5,617,919	$5,095,568	$4,003,175	$3,569,412
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,069,705	780,204	654,479	606,010	486,896	437,395
Net asset value per share	$9.02	$8.84	$8.58	$8.41	$8.22	$8.16

40	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	41

STATEMENTS OF ASSETS AND LIABILITIES	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ SEPTEMBER 30, 2008

	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle Retirement Income Fund

ASSETS
Investment in affiliated investment companies, at cost	$349,044,916	$4,854,264	$3,200,957	$15,423,063
Net unrealized appreciation of portfolio investments	(63,044,964)	(757,866)	(460,301)	(1,588,576)

Total investment in affiliated investment companies, at value	285,999,952	4,096,398	2,740,656	13,834,487

Cash	—	23,110	6,669	—
Shares of beneficial interest sold	6,251,078	159,275	199,487	18,613
Receivable from securities transactions	—	—	—	159,354
Dividends and investment receivable	150,550	1,936	1,294	29,717
Due from investment advisor	224,381	1,256	960	5,604

Total assets	292,625,961	4,281,975	2,949,066	14,047,775

LIABILITIES
Due to bank	209751	—	—	4,789
Service agreement fees payable	58,989	638	359	1,009
Due to affiliates	390,488	165,075	164,693	180,830
Investment securities purchased	1,069,551	48,936	28,295	199,071
Fund shares redeemed	11,603	—	—

Total liabilities	1,740,382	214,649	193,347	385,699

NET ASSETS	$290,885,579	$4,067,326	$2,755,719	$13,662,076

NET ASSETS CONSIST OF:
Paid-in-capital	352,040,950	4,834,602	3,359,980	15,431,313
Distributions in excess of net investment income	888,986	10,842	9,244	0
Undistributed (accumulated) net realized gain on total investments	1,000,607	(20,252)	(153,204)	(180,661)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	(63,044,964)	(757,866)	(460,301)	(1,588,576)

NET ASSETS	$290,885,579	$4,067,326	$2,755,719	$13,662,076

RETAIL CLASS:
Net assets	$—	$—	$—	$6,170,840
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	—	713,145
Net asset value per share	—	—	—	$8.65

RETIREMENT CLASS:
Net assets	$285,171,155	$3,287,119	$1,972,990	$4,800,409
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	29,009,075	434,937	258,839	554,957
Net asset value per share	$9.83	$7.56	$7.62	$8.65

INSTITUTIONAL CLASS:
Net assets	$5,714,424	$780,207	$782,729	$2,690,827
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	696,233	103,031	102,503	310,918
Net asset value per share	$8.21	$7.57	$7.64	$8.65

42	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	43

STATEMENTS OF OPERATIONS

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE YEAR ENDED SEPTEMBER 30, 2008

	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund	Lifecycle 2035 Fund

INVESTMENT INCOME
Dividends from affiliated investment companies	$11,515,376	$9,059,746	$7,487,838	$5,960,418	$5,045,149	$3,922,356
Other Income	1,476	241	934	163	177	117

Total Income	11,516,852	9,059,987	7,488,772	5,960,581	5,045,326	3,922,473

EXPENSES
Investment management fees	323,474	268,332	237,577	203,434	185,557	156,524
Service agreement fees - Retirement Class	799,579	666,039	592,201	506,655	463,337	391,295
Distribution fees - Retail Class	—	—	—	—	—	—
Distribution fees - Retirement Class	159,866	132,234	118,394	101,287	92,623	78,214
Custody fees	17,493	8,476	8,880	7,078	6,927	7,366
Interest expense	2,454	1,787	936	677	632	266
Audit fees	31,921	31,951	31,910	31,928	31,913	31,908
Legal fees	22,954	22,930	22,928	22,928	22,927	22,928
Compliance fees	4,989	4,989	4,989	4,989	4,989	4,989
Registration fees	69,946	62,627	66,730	61,304	57,293	55,118
Trustee fees and expenses	3,272	3,272	3,272	3,272	3,272	3,272
Transfer agency fees and expenses - Retail Class	—	—	—	—	—	—
Transfer agency fees and expenses - Retirement Class	439	498	463	483	477	455
Transfer agency fees and expenses - Institutional Class	310	268	286	332	288	307
Report printing and mailing expenses	51,977	53,682	53,547	53,510	53,457	53,319

Total expenses before expense reimbursement and fees waived	1,488,674	1,257,085	1,142,113	997,877	923,692	805,961
Less: Expenses reimbursed by the investment advisor	(205,755)	(190,479)	(193,941)	(186,501)	(182,174)	(179,928)
Fees waived by the investment advisor and TPIS	(483,340)	(400,567)	(355,971)	(304,721)	(278,181)	(234,738)

Net expenses	799,579	666,039	592,201	506,655	463,337	391,295

Net investment income	10,717,273	8,393,948	6,896,571	5,453,926	4,581,989	3,531,178

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT IN AFFILIATED INVESTMENT COMPANIES:
Realized gain (loss) from sale of investment in affiliated companies	(5,941,689)	(6,953,616)	(6,058,249)	(5,365,303)	(5,777,146)	(4,666,566)
Realized gain (loss) distributions from investment in affiliated investment companies	7,345,945	7,115,457	6,906,769	6,574,404	6,619,495	5,504,612

Net realized gain (loss) from investment in affiliated investment companies	1,404,256	161,841	848,520	1,209,101	842,349	838,046

Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies	(63,988,835)	(58,701,059)	(59,938,355)	(57,860,124)	(56,558,458)	(50,292,239)

Net realized and unrealized gain (loss) from investment in affiliated investment companies	(62,584,579)	(58,539,218)	(59,089,835)	(56,651,023)	(55,716,109)	(49,454,193)

Net increase (decrease) in net assets resulting from operations	$(51,867,306)	$(50,145,270)	$(52,193,264)	$(51,197,097)	$(51,134,120)	$(45,923,015)

44	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	45

STATEMENTS OF OPERATIONS	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30, 2008

	Lifecycle 2040 Fund	Lifecycle 2045 Fund (a)	Lifecycle 2050 Fund (a)	Lifecycle Retirement Income Fund (a)

INVESTMENT INCOME
Dividends from affiliated investment companies	$5,591,260	$57,516	$55,161	$403,723
Other Income	170	699	706	3,544

Total Income	5,591,430	58,215	55,867	407,267

EXPENSES
Investment management fees	224,381	2,013	1,717	9,689
Service agreement fees - Retirement Class	559,713	3,144	2,394	7,297
Distribution fees - Retail Class	—	—	—	6,549
Distribution fees - Retirement Class	111,875	630	480	1,463
Custody fees	8,536	8,913	8,913	9,146
Interest Expense	1,427	26	108	97
Audit fees	31,897	8,390	8,390	8,390
Legal fees	22,928	31,190	31,277	34,074
Compliance fees	4,989	4,634	4,634	4,634
Registration fees	64,302	10,973	11,018	16,542
Trustee fees and expenses	3,272	3,659	3,659	3,659
Transfer agency fees and expenses - Retail Class	—	—	—	3,888
Transfer agency fees and expenses - Retirement Class	485	176	196	209
Transfer agency fees and expenses - Institutional Class	267	206	208	156
Report printing and mailing expenses	53,088	57,866	57,865	58,047

Total expenses before expense reimbursement and fees waived	1,087,160	131,820	130,859	163,840
Less: Expenses reimbursed by the investment advisor	(191,191)	(126,033)	(126,268)	(138,841)
Fees waived by the investment advisor and TPIS	(336,256)	(2,643)	(2,197)	(17,702)

Net expenses	559,713	3,144	2,394	7,297

Net investment income	5,031,717	55,071	53,473	399,970

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT IN AFFILIATED INVESTMENT COMPANIES:
Realized gain (loss) from sale of investment in affiliated companies	(6,766,130)	(104,724)	(237,677)	(366,823)
Realized gain (loss) distributions from investment in affiliated investment companies	7,793,333	84,472	84,473	186,162

Net realized gain (loss) from investment in affiliated investment companies	1,027,203	(20,252)	(153,204)	(180,661)

Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies	(72,315,383)	(757,866)	(460,301)	(1,588,576)

Net realized and unrealized gain (loss) from investment in affiliated investment companies	(71,288,180)	(778,118)	(613,505)	(1,769,237)

Net increase (decrease) in net assets resulting from operations	$(66,256,463)	$(723,047)	$(560,032)	$(1,369,267)

(a) Fund commenced operations on November 30, 2007

46	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	47

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE YEAR ENDED SEPTEMBER 30

		Lifecycle 2010 Fund		Lifecycle 2015 Fund		Lifecycle 2020 Fund

		2008	2007	2008	2007	2008	2007

OPERATIONS
Net investment income		$10,717,273	$4,494,966	$8,393,948	$3,320,169	$6,896,571	$2,593,821
Net realized gain from investment in affiliated investment companies		1,404,256	1,381,565	161,841	1,374,333	848,520	1,387,193
Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies		(63,988,835)	11,294,430	(58,701,059)	10,101,242	(59,938,355)	9,473,936

Net increase (decrease) from operations		(51,867,306)	17,170,961	(50,145,270)	14,795,744	(52,193,264)	13,454,950

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	(8,032,431)	(1,898,282)	(6,369,101)	(1,817,961)	(5,514,392)	(1,510,208)
	Institutional Class	(196,975)	—	(163,795)	—	(86,252)	—
From realized gains:	Retirement Class	(1,449,640)	(259,090)	(1,413,144)	(137,612)	(1,480,716)	(76,188)
	Institutional Class	(33,550)	—	(34,325)	—	(21,800)	—

Total distributions		(9,712,596)	(2,157,372)	(7,980,365)	(1,955,573)	(7,103,160)	(1,586,396)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Institutional Class	—	500,000	—	500,000	—	500,000
Subscriptions:	Retirement Class	184,813,179	186,601,137	156,337,631	137,550,816	160,560,336	127,997,409
	Institutional Class	10,090,666	3,152,534	5,671,066	3,201,121	5,633,838	949,220
Reinvestment of distributions:	Retirement Class	9,482,071	2,153,427	7,782,245	1,946,888	6,995,108	1,579,715
	Institutional Class	230,525	—	198,121	—	108,052	—
Exchanges among the funds:	Retirement Class	—	—	—	—	24,323	—
Redemptions:	Retirement Class	(38,238,631)	(7,469,477)	(12,499,979)	(4,616,812)	(12,727,690)	(5,417,825)
	Institutional Class	(2,852,437)	(39,801)	(1,242,781)	(310,426)	(603,087)	(46,804)

Net increase from shareholder transactions		163,525,373	184,897,820	156,246,303	138,271,587	159,990,880	125,561,715

Net increase in net assets		101,945,471	199,911,409	98,120,668	151,111,758	100,694,456	137,430,269

NET ASSETS
Beginning of period		259,610,549	59,699,140	204,771,326	53,659,568	182,623,765	45,193,496

End of period		$361,556,020	$259,610,549	$302,891,994	$204,771,326	$283,318,221	$182,623,765
Undistributed (distributions in excess of) net investment income included in net assets		$5,703,979	$3,231,727	$3,881,730	$2,033,035	$2,736,015	$1,453,438

CHANGE IN FUND SHARES
Seed money shares sold:	Institutional Class	—	50,000	—	50,000	—	50,000
Shares sold:	Retirement Class	16,286,634	16,295,217	13,663,681	11,797,001	14,116,380	10,795,031
	Institutional Class	985,010	298,858	562,672	303,407	569,959	89,529
Shares reinvested:	Retirement Class	813,214	194,528	656,176	173,829	582,440	138,937
	Institutional Class	22,102	—	18,923	—	10,370	—
Shares exchanged among the Funds, net:	Retirement Class	—	—	—	—	1999	—
Shares redeemed:	Retirement Class	(3,388,692)	(658,949)	(1,120,080)	(400,943)	(1,096,508)	(458,370)
	Institutional Class	(282,465)	(3,801)	(125,504)	(29,293)	(60,970)	(4,408)

Net increase (decrease) from shareholder transactions		14,435,803	16,175,853	13,655,868	11,894,001	14,123,670	10,610,719

48	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	49

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30

		Lifecycle 2025 Fund		Lifecycle 2030 Fund		Lifecycle 2035 Fund

		2008	2007	2008	2007	2008	2007

OPERATIONS
Net investment income		$5,453,926	$1,781,303	$4,581,989	$1,443,468	$3,531,178	$948,929
Net realized gain from investment in affiliated investment companies		1,209,101	1,076,554	842,349	1,087,168	838,046	769,692
Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies		(57,860,124)	8,095,543	(56,558,458)	7,848,563	(50,292,239)	6,308,823

Net increase (decrease) from operations		(51,197,097)	10,953,400	(51,134,120)	10,379,199	(45,923,015)	8,027,444

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	(4,504,579)	(1,186,405)	(4,073,787)	(1,050,975)	(3,195,000)	(727,014)
	Institutional Class	(97,450)	—	(75,060)	—	(54,075)	—
From realized gains:	Retirement Class	(1,104,626)	(97,196)	(1,099,276)	(65,183)	(778,269)	(60,651)
	Institutional Class	(22,546)	—	(19,103)	—	(12,449)	—

Total distributions		(5,729,201)	(1,283,601)	(5,267,226)	(1,116,158)	(4,039,793)	(787,665)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Institutional Class	—	500,000	—	500,000	—	500,000
Subscriptions:	Retirement Class	159,269,684	102,098,028	148,821,242	91,079,675	143,467,463	75,528,069
	Institutional Class	4,672,144	1,618,568	3,916,591	1,207,638	3,825,734	877,238
Reinvestment of distributions:	Retirement Class	5,609,205	1,282,188	5,173,063	1,111,152	3,973,269	779,969
	Institutional Class	119,996	—	94,163	—	66,524	—
Exchanges among the funds:	Retirement Class	—	—	—	(116,547)	—	—
Redemptions:	Retirement Class	(6,546,179)	(3,546,862)	(4,852,977)	(2,294,551)	(2,953,573)	(886,266)
	Institutional Class	(823,339)	(21,481)	(862,952)	(54,696)	(1,036,972)	(18,813)

Net increase from shareholder transactions		162,301,511	101,930,441	152,289,130	91,432,671	147,342,445	76,780,197

Net increase in net assets		105,375,213	111,600,240	95,887,784	100,695,712	97,379,637	84,019,976

NET ASSETS
Beginning of period		145,763,740	34,163,500	130,502,945	29,807,233	103,445,561	19,425,585

End of period		$251,138,953	$145,763,740	$226,390,729	$130,502,945	$200,825,198	$103,445,561

Undistributed (distributions in excess of) net investment income included in net assets		$1,709,166	$867,620	$1,007,499	$578,153	$606,265	$331,729

CHANGE IN FUND SHARES
Seed money shares sold:	Institutional Class	—	50,000	—	50,000	—	50,000
Shares sold:	Retirement Class	13,986,309	8,523,873	13,015,585	7,517,887	12,465,871	6,153,683
	Institutional Class	478,077	153,748	408,350	113,393	404,472	81,936
Shares reinvested:	Retirement Class	462,424	111,982	421,259	96,037	319,138	66,835
	Institutional Class	11,494	—	9,019	—	6,348	—
Shares exchanged among the Funds, net:	Retirement Class	—	—	—	(9,680)	—	—
Shares redeemed:	Retirement Class	(587,438)	(296,902)	(437,916)	(187,060)	(256,926)	(70,807)
	Institutional Class	(85,262)	(2,049)	(88,733)	(5,135)	(103,565)	(1,795)

Net increase (decrease) from shareholder transactions		14,265,604	8,540,652	13,327,564	7,575,442	12,835,338	6,279,852

50	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	51

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30

		Lifecycle 2040 Fund		Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle Retirement Income Fund

		2008	2007	2008 (a)	2008 (a)	2008 (a)

OPERATIONS
Net investment income		$5,031,717	$1,131,438	$55,071	$53,473	$399,970
Net realized gain from investment in affiliated investment companies		1,027,203	982,628	(20,252)	(153,204)	(180,661)
Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies		(72,315,383)	8,682,818	(757,866)	(460,301)	(1,588,576)

Net increase (decrease) from operations		(66,256,463)	10,796,884	(723,047)	(560,032)	(1,369,267)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retail Class	—	—	—	—	(178,416)
	Retirement Class	(4,419,177)	(844,126)	(22,000)	(22,000)	(120,413)
	Institutional Class	(91,324)	—	(22,229)	(22,229)	(101,235)
From realized gains:	Retirement Class	(978,841)	(108,347)	—	—	—
	Institutional Class	(19,169)	—	—	—	—

Total distributions		(5,508,511)	(952,473)	(44,229)	(44,229)	(400,064)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Retail Class	—	—	—	—	4,000,000
	Retirement Class	—	—	1,000,000	1,000,000	3,000,000
	Institutional Class	—	500,000	1,000,000	1,000,000	3,000,000
Subscriptions:	Retail Class	—	—	—	—	3,350,270
	Retirement Class	213,293,883	113,769,642	3,959,591	2,471,685	3,058,219
	Institutional Class	5,524,298	1,965,989	6,097	1,880	678
Reinvestment of distributions:	Retail Class	—	—	—	—	176,634
	Retirement Class	5,398,017	947,700	22,000	22,000	120,413
	Institutional Class	110,494	—	22,229	22,229	101,235
Exchanges among the funds:	Retirement Class	(24,323)	—	—	—	—
Redemptions:	Retail Class	—	—	—	—	(566,598)
	Retirement Class	(4,939,024)	(3,542,802)	(1,175,216)	(1,157,715)	(809,344)
	Institutional Class	(1,122,556)	(168,437)	(99)	(99)	(100)

Net increase from shareholder transactions		218,240,789	113,472,092	4,834,602	3,359,980	15,431,407

Net increase in net assets		146,475,815	123,316,503	4,067,326	2,755,719	13,662,076
NET ASSETS
Beginning of period		144,409,764	21,093,261	—	—	—

End of period		$290,885,579	$144,409,764	$4,067,326	$2,755,719	$13,662,076
Undistributed (distributions in excess of) net investment income included in net assets		$888,986	$375,047	$10,842	$9,244	$—

CHANGE IN FUND SHARES
Seed money shares sold:	Retail Class	—	—	—	—	400,000
	Retirement Class	—	—	100,000	100,000	300,000
	Institutional Class	—	50,000	100,000	100,000	300,000
Shares sold:	Retail Class	—	—	—	—	355,451
	Retirement Class	18,220,483	9,145,824	463,840	288,877	330,616
	Institutional Class	579,981	184,342	759	232	75
Shares reinvested:	Retail Class	—	—	—	—	19,138
	Retirement Class	427,058	80,518	2,259	2,259	13,062
	Institutional Class	10,483	—	2,282	2,282	10,853
Shares exchanged among the Funds, net:	Retirement Class	(1,917)	—	—	—	—
Shares redeemed:	Retail Class	—	—	—	—	(61,444)
	Retirement Class	(425,563)	(279,618)	(131,162)	(132,297)	(88,721)
	Institutional Class	(112,855)	(15,718)	(11)	(11)	(10)

Net increase (decrease) from shareholder transactions		18,697,670	9,165,348	537,967	361,342	1,579,020

(a)	Fund commenced operations on November 30, 2007

52	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	53

FINANCIAL HIGHLIGHTS

LIFECYCLE 2010 FUND

	Retirement Class

	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.04	$10.99	$10.61	$9.92		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.37	0.34	0.36	0.26		0.26
Net realized and unrealized gain (loss) on total investments	(1.95)	0.98	0.29	0.70		0.62

Total gain (loss) from investment operations	(1.58)	1.32	0.65	0.96		0.88

Less distributions from:
Net investment income	(0.34)	(0.24)	(0.25)	(0.27)		(0.27)
Net realized gains	(0.06)	(0.03)	(0.02)	—	(d)	—	(d)

Total distributions	(0.40)	(0.27)	(0.27)	(0.27)		(0.27)

Net asset value, end of period	$10.06	$12.04	$10.99	$10.61		$10.61

TOTAL RETURN	(13.59)%	12.21%	6.32%	9.76	%(b)	8.88	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$351,907	$255,875	$59,699	$3,770		$3,770
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.46%	0.48%	0.69%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.25%	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	3.27%	2.93%	3.32%	2.57	%(c)	2.53	%(c)
Portfolio turnover rate	26%	12%	13%	11	%(b)	11	%(b)

See notes to financial highlights.

54	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2010 FUND

	Institutional Class

	For the Year Ended September 30, 2008	For the Period January 17, 2007‡ to September 30, 2007

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.83	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.32	0.22
Net realized and unrealized gain (loss) on total investments	(1.71)	0.61

Total gain (loss) from investment operations	(1.39)	0.83

Less distributions from:
Net investment income	(0.36)	—
Net realized gains	(0.06)	—

Total distributions	(0.42)	—

Net asset value, end of period	$9.02	$10.83

TOTAL RETURN	(13.37)%	8.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$9,649	$3,735
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.17%	0.31	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	3.24%	3.04	%(c)
Portfolio turnover rate	26%	12	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	55

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2015 FUND

	Retirement Class

	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.26	$11.06	$10.66	$9.90		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.35	0.32	0.31	0.26		0.26
Net realized and unrealized gain (loss) on total investments	(2.23)	1.16	0.40	0.79		0.69

Total gain (loss) from investment operations	(1.88)	1.48	0.71	1.05		0.95

Less distributions from:
Net investment income	(0.32)	(0.26)	(0.26)	(0.29)		(0.29)
Net realized gains	(0.07)	(0.02)	(0.05)	—	(d)	—	(d)

Total distributions	(0.39)	(0.28)	(0.31)	(0.29)		(0.29)

Net asset value, end of period	$9.99	$12.26	$11.06	$10.66		$10.66

TOTAL RETURN	(15.83)%	13.60%	6.80%	10.64	%(b)	9.54	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$295,996	$201,246	$53,660	$5,628		$5,628
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.47%	0.49%	0.61%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.25%	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	3.08%	2.74%	2.91%	2.57	%(c)	2.54	%(c)
Portfolio turnover rate	22%	15%	6%	3	%(b)	3	%(b)

See notes to financial highlights.

56	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2015 FUND

	Institutional Class

	For the Year Ended September 30, 2008	For the Period January 17, 2007‡ to September 30, 2007

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.88	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.33	0.18
Net realized and unrealized gain (loss) on total investments	(1.96)	0.70

Total gain (loss) from investment operations	(1.63)	0.88

Less distributions from:
Net investment income	(0.34)	—
Net realized gains	(0.07)	—

Total distributions	(0.41)	—

Net asset value, end of period	$8.84	$10.88

TOTAL RETURN	(15.57)%	8.80	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$6,896	$3,525
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.17%	0.32	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	3.36%	2.37	%(c)
Portfolio turnover rate	22%	15	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	57

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2020 FUND

	Retirement Class

	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.48	$11.18	$10.71	$9.89		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.32	0.29	0.29	0.21		0.21
Net realized and unrealized gain (loss) on total investments	(2.52)	1.28	0.48	0.91		0.80

Total gain (loss) from investment operations	(2.20)	1.57	0.77	1.12		1.01

Less distributions from:
Net investment income	(0.32)	(0.26)	(0.27)	(0.30)		(0.30)
Net realized gains	(0.09)	(0.01)	(0.03)	—	(d)	—	(d)

Total distributions	(0.41)	(0.27)	(0.30)	(0.30)		(0.30)

Net asset value, end of period	$9.87	$12.48	$11.18	$10.71		$10.71

TOTAL RETURN	(18.21)%	14.23%	7.30%	11.46	%(b)	10.24	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$277,700	$181,152	$45,193	$2,874		$2,874
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.48%	0.50%	0.70%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.25%	0.26%	0.32%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	2.87%	2.42%	2.66%	2.11	%(c)	2.07	%(c)
Portfolio turnover rate	20%	20%	1%	12	%(b)	12	%(b)

See notes to financial highlights.

58	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2020 FUND

	Institutional Class

	For the Year Ended September 30, 2008	For the Period January 17, 2007‡ to September 30, 2007

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.89	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.28	0.13
Net realized and unrealized gain (loss) on total investments	(2.16)	0.76

Total gain (loss) from investment operations	(1.88)	0.89

Less distributions from:
Net investment income	(0.34)	—
Net realized gains	(0.09)	—

Total distributions	(0.43)	—

Net asset value, end of period	$8.58	$10.89

TOTAL RETURN	(17.95)%	8.90	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$5,618	$1,472
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.19%	0.43	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	2.91%	1.83	%(c)
Portfolio turnover rate	20%	20	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	59

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2025 FUND

	Retirement Class

	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.62	$11.24	$10.75	$9.87		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.30	0.26	0.25	0.19		0.19
Net realized and unrealized gain (loss) on total investments	(2.78)	1.42	0.55	1.01		0.88

Total gain (loss) from investment operations	(2.48)	1.68	0.80	1.20		1.07

Less distributions from:
Net investment income	(0.31)	(0.28)	(0.28)	(0.32)		(0.32)
Net realized gains	(0.08)	(0.02)	(0.03)	—	(d)	—	(d)

Total distributions	(0.39)	(0.30)	(0.31)	(0.32)		(0.32)

Net asset value, end of period	$9.75	$12.62	$11.24	$10.75		$10.75

TOTAL RETURN	(20.25)%	15.18%	7.59%	12.24	%(b)	10.78	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$246,043	$143,559	$34,164	$4,095		$4,095
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.49%	0.53%	0.73%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.25%	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	2.64%	2.12%	2.25%	1.86	%(c)	1.83	%(c)
Portfolio turnover rate	17%	25%	3%	2	%(b)	2	%(b)

See notes to financial highlights.

60	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2025 FUND

	Institutional Class

	For the Year Ended September 30, 2008	For the Period January 17, 2007‡ to September 30, 2007

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.93	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.26	0.11
Net realized and unrealized gain (loss) on total investments	(2.37)	0.82

Total gain (loss) from investment operations	(2.11)	0.93

Less distributions from:
Net investment income	(0.33)	—
Net realized gains	(0.08)	—

Total distributions	(0.41)	—

Net asset value, end of period	$8.41	$10.93

TOTAL RETURN	(20.04)%	9.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$5,096	$2,204
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.19%	0.38	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	2.63%	1.45	%(c)
Portfolio turnover rate	17%	25	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	61

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2030 FUND

	Retirement Class

	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006		For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.81	$11.30	$10.74		$9.85		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.28	0.24	0.23		0.17		0.17
Net realized and unrealized gain (loss) on total investments	(3.03)	1.55	0.63		1.05		0.90

Total gain (loss) from investment operations	(2.75)	1.79	0.86		1.22		1.07

Less distributions from:
Net investment income	(0.32)	(0.26)	(0.27)		(0.33)		(0.33)
Net realized gains	(0.09)	(0.02)	(0.03)		—	(d)	—	(d)

Total distributions	(0.41)	(0.28)	(0.30)		(0.33)		(0.33)

Net asset value, end of period	$9.65	$12.81	$11.30		$10.74		$10.74

TOTAL RETURN	(22.21)%	16.07%	8.20%		12.55	%(b)	10.86	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$222,388	$128,768	$29,807		$3,017		$3,017
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.50%	0.55%	0.85%		0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.25%	0.26%	0.33%		0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	2.43%	1.94%	2.06%		1.72	%(c)	1.68	%(c)
Portfolio turnover rate	17%	29%	0	%(f)	5	%(b)	5	%(b)

See notes to financial highlights.

62	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2030 FUND

	Institutional Class

	For the Year Ended September 30, 2008	For the Period January 17, 2007‡ to September 30, 2007

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.96	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.26	0.02
Net realized and unrealized gain (loss) on total investments	(2.58)	0.94

Total gain (loss) from investment operations	(2.32)	0.96

Less distributions from:
Net investment income	(0.33)	—
Net realized gains	(0.09)	—

Total distributions	(0.42)	—

Net asset value, end of period	$8.22	$10.96

TOTAL RETURN	(21.99)%	9.60	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$4,003	$1,735
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.19%	0.46	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	2.68%	0.33	%(c)
Portfolio turnover rate	17%	29	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	63

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2035 FUND

	Retirement Class

	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.98	$11.38	$10.78	$9.83		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.25	0.21	0.19	0.16		0.16
Net realized and unrealized gain (loss) on total investments	(3.16)	1.68	0.73	1.14		0.97

Total gain (loss) from investment operations	(2.91)	1.89	0.92	1.30		1.13

Less distributions from:
Net investment income	(0.31)	(0.27)	(0.28)	(0.35)		(0.35)
Net realized gains	(0.08)	(0.02)	(0.04)	—	(d)	—	(d)

Total distributions	(0.39)	(0.29)	(0.32)	(0.35)		(0.35)

Net asset value, end of period	$9.68	$12.98	$11.38	$10.78		$10.78

TOTAL RETURN	(23.10)%	16.91%	8.62%	13.36	%(b)	11.43	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$197,256	$102,014	$19,426	$2,713		$2,713
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.51%	0.60%	1.03%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.25%	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	2.22%	1.72%	1.76%	1.57	%(c)	1.53	%(c)
Portfolio turnover rate	17%	24%	1%	5	%(b)	5	%(b)

See notes to financial highlights.

64	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2035 FUND

	Institutional Class

	For the Year Ended September 30, 2008	For the Period January 17, 2007‡ to September 30, 2007

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.23	0.07
Net realized and unrealized gain (loss) on total investments	(2.66)	0.93

Total gain (loss) from investment operations	(2.43)	1.00

Less distributions from:
Net investment income	(0.33)	—
Net realized gains	(0.08)	—

Total distributions	(0.41)	—

Net asset value, end of period	$8.16	$11.00

TOTAL RETURN	(22.94)%	10.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$3,569	$1,432
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.21%	0.55	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	2.35%	0.90	%(c)
Portfolio turnover rate	17%	24	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	65

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2040 FUND

	Retirement Class

	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.16	$11.45	$10.81	$9.82		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.26	0.20	0.17	0.15		0.15
Net realized and unrealized gain (loss) on total investments	(3.21)	1.82	0.79	1.21		1.03

Total gain (loss) from investment operations	(2.95)	2.02	0.96	1.36		1.18

Less distributions from:
Net investment income	(0.31)	(0.28)	(0.27)	(0.37)		(0.37)
Net realized gains	(0.07)	(0.03)	(0.05)	—	(d)	—	(d)

Total distributions	(0.38)	(0.31)	(0.32)	(0.37)		(0.37)

Net asset value, end of period	$9.83	$13.16	$11.45	$10.81		$10.81

TOTAL RETURN	(23.09)%	17.93%	9.04%	13.93	%(b)	11.88	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$285,171	$141,996	$21,093	$2,066		$2,066
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.48%	0.57%	1.19%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.25%	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	2.21%	1.59%	1.50%	1.45	%(c)	1.41	%(c)
Portfolio turnover rate	16%	18%	17%	10	%(b)	10	%(b)

See notes to financial highlights.

66	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2040 FUND

	Institutional Class

	For the Year Ended September 30, 2008	For the Period January 17, 2007‡ to September 30, 2007

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.04	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.23	0.06
Net realized and unrealized gain (loss) on total investments	(2.67)	0.98

Total gain (loss) from investment operations	(2.44)	1.04

Less distributions from:
Net investment income	(0.32)	—
Net realized gains	(0.07)	—

Total distributions	(0.39)	—

Net asset value, end of period	$8.21	$11.04

TOTAL RETURN	(22.87)%	10.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$5,714	$2,414
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.18%	0.44	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	2.39%	0.78	%(c)
Portfolio turnover rate	16%	18	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	67

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2045 FUND

	Retirement Class		Institutional Class

	For the Period November 30, 2007** to September 30, 2008		For the Period November 30, 2007** to September 30, 2008

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.16		0.26
Net realized and unrealized gain (loss) on total investments	(2.38)		(2.47)

Total gain (loss) from investment operations	(2.22)		(2.21)

Less distributions from:
Net investment income	(0.22)		(0.22)
Net realized gains	—		—

Total distributions	(0.22)		(0.22)

Net asset value, end of period	$7.56		$7.57

TOTAL RETURN	(22.69	)%(b)	(22.57	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$3,287		$780
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	6.60	%(c)	6.40	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.25	%(c)	0.00	%(c)
Ratio of net investment income to average net assets	2.23	%(c)	3.55	%(c)
Portfolio turnover rate	27	%(b)	27	%(b)

See notes to financial highlights.

68	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2050 FUND

	Retirement Class		Institutional Class

	For the Period November 30, 2007** to September 30 2008,		For the Period November 30, 2007** to September 30, 2008

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.20		0.27
Net realized and unrealized gain (loss) on total investments	(2.36)		(2.41)

Total gain (loss) from investment operations	(2.16)		(2.14)

Less distributions from:
Net investment income	(0.22)		(0.22)
Net realized gains	—		—

Total distributions	(0.22)		(0.22)

Net asset value, end of period	$7.62		$7.64

TOTAL RETURN	(22.08	)%(b)	(21.86	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,973		$783
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	7.70	%(c)	7.46	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.25	%(c)	0.00	%(c)
Ratio of net investment income to average net assets	2.75	%(c)	3.55	%(c)
Portfolio turnover rate	73	%(b)	73	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	69

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE RETIREMENT INCOME FUND

	Retail Class		Institutional Class		Retirement Class

	For the Period November 30, 2007** to September 30, 2008		For the Period November 30, 2007** to September 30, 2008		For the Period November 30, 2007** to September 30, 2008

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.32		0.34		0.31
Net realized and unrealized gain (loss) on total investments	(1.34)		(1.36)		(1.34)

Total gain (loss) from investment operations	(1.02)		(1.02)		(1.03)

Less distributions from:
Net investment income	(0.33)		(0.33)		(0.32)
Net realized gains	—		—		—

Total distributions	(0.33)		(0.33)		(0.32)

Net asset value, end of period	$8.65		$8.65		$8.65

TOTAL RETURN	(10.37	)%(b)	(10.37	)%(b)	(10.49	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$6,171		$2,691		$4,800
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	1.72	%(c)	1.49	%(c)	1.79	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.00	%(c)	0.00	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	4.09	%(c)	4.30	%(c)	4.00	%(c)
Portfolio turnover rate	26	%(b)	26	%(b)	26	%(b)

See notes to financial highlights.

70	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS (NOTES)	concluded

TIAA-CREF LIFECYCLE FUNDS

*	The Retirement Class effective date of SEC registration was October 15, 2004.

**	Fund commenced operations on November 30, 2007.

†	The Retirement Class commenced operations on October 4, 2004.

‡	The Institutional Class commenced operations on January 17, 2007.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Total return for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds.

(f)	Percentage is less than 1%.

(g)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and the distributor.

(h)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and the distributor, if any.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	71

NOTES TO FINANCIAL STATEMENTS

TIAA-CREF LIFECYCLE FUNDS

Note 1—significant accounting policies

The Lifecycle Funds (the “Funds,” each individually referred to as a “Fund”), comprise ten of the forty-two funds offered by the TIAA-CREF Institutional Mutual Funds, a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The ten Lifecycle Funds are 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 and Retirement Income. For the period ended September 30, 2008, Teachers Insurance and Annuity Association of America (“TIAA”) had investments in the Retail, Retirement and Institutional share classes of the Funds as follows:

	Retail Class		Retirement Class		Institutional Class

Fund	TIAA Investments	Percentage of Net Assets	TIAA Investments	Percentage of Net Assets	TIAA Investments	Percentage of Net Assets

Lifecycle 2045	—	—	$773,076	23.52%	$774,277	99.24%
Lifecycle 2050	—	—	779,212	39.49	781,436	99.83
Lifecycle Retirement Income	$3,585,171	58.10%	2,685,291	55.94	2,688,878	99.98

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of certain other series of TIAA-CREF Institutional Mutual Funds (the “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of TIAA. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds.

Valuation of investments: The market value of the Underlying Funds is based on their net asset values as of the close of the New York Stock Exchange on the valuation date.

Accounting for investments: Securities transactions are accounted for as of trade date. Interest income is recorded as earned. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from sale of investments from affiliated investment companies on the Statement of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for Service Agreement Fees, Distribution Fees and Transfer Agency Fees and Expenses, which are unique to each class of shares.

Distributions to shareholders: Distributions from net investment income and from realized gains, if any, are declared and paid annually for the Funds except for Retirement Income Fund which declares and pays distributions quarterly.

72	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended September 30, 2008, permanent book and tax differences resulting primarily from dividend reclassifications were identified and reclassified among the components of the Funds’ net assets (See Note 5). Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Name Change: Effective October 25, 2008, the names of the Trust and certain of its series changed as follows:

	Existing Name	New Name

Trust Name:	TIAA-CREF Institutional Mutual Funds	TIAA-CREF Funds
Series Names:	High-Yield Fund II	High-Yield Fund
	Short-Term Bond Fund II	Short-Term Bond Fund

Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Account Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a frame work for measure fair value under “GAAP” and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Application of SFAS 157 is effective for the TIAA-CREF Lifecycle 2045, 2050 and Retirement Income. This guidance is not yet effective for the other Lifecycle Funds reporting for the period ended September 30, 2008 and management is still assessing the impact of SFAS 157 on those funds.

Various inputs are used in determining the value of a Fund’s investments. These inputs are summarized in the three broad levels below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Lifecycle Funds’ 2045, 2050, and Retirement Income net assets as of September 30, 2008:

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	73

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1	Level 2	Level 3	Total

Lifecycle 2045	$4,096,398	—	—	$4,096,398
Lifecycle 2050	2,740,656	—	—	2,740,656
Lifecycle Retirement Income	13,834,487	—	—	13,834,487

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the TIAA-CREF Institutional Mutual Funds are indemnified against certain liabilities that may arise out of their duties to the TIAA-CREF Institutional Mutual Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—management agreement

Under the terms of the Investment Management Agreement, each Fund pays Teachers Advisors Inc. (“Advisers”) a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Fund through at least April 30, 2009 with respect to Lifecycle 2045, 2050, and Retirement Income Funds and January 31, 2009 for all other Lifecycle Funds. Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the offering of Retirement Class shares on retirement plan or other platforms. Under the terms of the Distribution (12b-1) Plans, the Retirement Class of each Fund reimburses TPIS for amounts incurred up to 0.05% of average daily net assets to distribute the Retirement Class of each Fund and 0.25% of average daily net assets to distribute the Retail Class of the Retirement Income Fund. TPIS has contractually agreed to waive reimbursement under the Distribution Plans through April 30, 2009 for the Lifecycle 2045, 2050 and Retirement Income Funds and through January 31, 2009 for all other Lifecycle Funds.

For the Retirement Class, Advisors is voluntarily reimbursing each Fund for all expenses exceeding the 0.25% Service Agreement fee through April 30, 2009 with respect to the Lifecycle 2045, 2050, and Retirement Income Funds and January 31, 2009 for all other Lifecycle Funds.

For the Institutional Class, Advisors is voluntarily reimbursing each Fund for all expenses through April 30, 2009 with respect to the Lifecycle 2045, 2050, and Retirement Income Funds, and January 31, 2009 for all other Lifecycle Funds. The Institutional Class does not have a Service Agreement for which it is charged a fee.

74	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

Each Fund is still responsible for its proportionate amount of the Underlying Funds’ fees and expenses.

Total investment management fees, service agreement fees, distribution plan expenses and other expenses incurred for the Funds for the period ended September 30, 2008 are reflected in the Statements of Operations.

Note 3—investments

At September 30, 2008, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

Lifecycle 2010	$415,151,029	$225,399	$(53,658,146)	$(53,432,747)
Lifecycle 2015	350,308,243	122,651	(48,935,476)	(48,812,825)
Lifecycle 2020	331,723,541	0	(50,380,291)	(50,380,291)
Lifecycle 2025	298,117,935	0	(49,465,366)	(49,465,366)
Lifecycle 2030	272,326,094	0	(48,214,602)	(48,214,602)
Lifecycle 2035	241,388,667	0	(43,654,838)	(43,654,838)
Lifecycle 2040	349,444,639	0	(63,444,687)	(63,444,687)
Lifecycle 2045	4,913,998	0	(817,600)	(817,600)
Lifecycle 2050	3,354,651	0	(613,995)	(613,995)
Lifecycle Retirement Income	15,556,314	0	(1,721,827)	(1,721,827)

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	75

NOTES TO FINANCIAL STATEMENTS

The following is information about the holdings of the TIAA-CREF Lifecycle Funds in the TIAA-CREF Institutional Mutual Funds—Institutional Class as of September 30, 2008:

Fund	Bond Fund	Enhanced International Equity Index	Enhanced Large-Cap Growth Index	Enhanced Large-Cap Value Index	Growth Equity Fund	Growth & Income Fund	High-Yield Fund II	Inflation- Linked Bond Fund

Number of shares in Affiliated Investment Companies:
Lifecycle 2010	12,925,617	2,926,392	2,505,443	2,496,697	5,327,990	1,716,280	1,307,129	1,323,179
Lifecycle 2015	9,305,688	2,861,451	2,415,706	2,363,022	5,116,534	1,690,123	998,614	776,522
Lifecycle 2020	7,204,382	2,955,779	2,502,566	2,516,889	5,196,563	2,025,642	1,169,685	333,458
Lifecycle 2025	4,957,906	2,916,440	2,450,176	2,475,306	5,082,864	2,079,230	1,050,952	—
Lifecycle 2030	2,703,213	2,869,738	2,451,788	2,453,987	5,097,303	2,100,963	913,335	—
Lifecycle 2035	1,421,991	2,657,721	2,275,680	2,303,121	4,420,915	2,174,336	785,845	—
Lifecycle 2040	2,051,478	3,815,591	3,320,962	3,363,680	6,280,779	3,204,714	1,149,393	—
Lifecycle 2045	32,919	53,770	45,994	46,659	60,042	45,261	12,045	—
Lifecycle 2050	22,261	37,381	31,554	32,886	42,313	30,796	7,859	—
Lifecycle Retirement Income	612,926	89,435	73,004	81,788	91,565	74,438	31,174	82,335
% of total shares outstanding in Affiliated Investment Companies:
Lifecycle 2010	6.64%	12.05%	12.34%	12.66%	13.11%	6.41%	4.82%	3.02%
Lifecycle 2015	4.78	11.78	11.90	11.98	12.59	6.31	3.68	1.77
Lifecycle 2020	3.70	12.17	12.33	12.76	12.79	7.56	4.31	0.76
Lifecycle 2025	2.55	12.01	12.07	12.55	12.51	7.76	3.87	—
Lifecycle 2030	1.39	11.81	12.08	12.44	12.54	7.84	3.37	—
Lifecycle 2035	0.73	10.94	11.21	11.68	10.88	8.12	2.90	—
Lifecycle 2040	1.05	15.71	16.36	17.06	15.45	11.96	4.24	—
Lifecycle 2045	0.02	0.22	0.23	0.24	0.15	0.17	0.04	—
Lifecycle 2050	0.01	0.15	0.16	0.17	0.10	0.11	0.03	—
Lifecycle Retirement Income	0.31	0.37	0.36	0.41	0.23	0.28	0.11	0.19

76	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

Fund	International Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Money Market Fund	Short-Term Bond Fund II	Small-Cap Equity Fund

Number of shares in Affiliated Investment Companies:
Lifecycle 2010	2,983,179	472,291	3,455,498	73,185	69,157	775,149	1,843,950	913,297
Lifecycle 2015	2,801,001	388,337	3,338,570	69,366	65,190	—	1,021,636	862,584
Lifecycle 2020	3,011,772	442,771	3,385,413	88,353	77,504	—	345,572	914,735
Lifecycle 2025	2,967,315	392,408	3,306,642	90,790	79,217	—	—	899,495
Lifecycle 2030	2,943,368	338,778	3,249,998	85,962	81,469	—	—	899,550
Lifecycle 2035	2,873,818	395,331	2,862,048	86,903	83,768	—	—	874,492
Lifecycle 2040	4,178,501	794,007	3,922,865	127,524	123,504	—	—	1,280,805
Lifecycle 2045	59,872	21,912	55,426	4,820	4,773	—	—	24,101
Lifecycle 2050	41,470	15,157	38,376	1,948	2,007	—	—	12,442
Lifecycle Retirement Income	91,743	33,354	80,562	2,872	5,073	65,518	121,281	27,943
% of total shares outstanding in Affiliated Investment Companies:
Lifecycle 2010	4.27%	3.32%	9.95%	1.94%	0.80%	0.26%	13.26%	5.80%
Lifecycle 2015	4.01	2.73	9.62	1.84	0.76	—	7.35	5.48
Lifecycle 2020	4.31	3.12	9.75	2.35	0.90	—	2.49	5.81
Lifecycle 2025	4.25	2.76	9.52	2.41	0.92	—	—	5.72
Lifecycle 2030	4.21	2.38	9.36	2.28	0.95	—	—	5.72
Lifecycle 2035	4.11	2.78	8.24	2.31	0.97	—	—	5.56
Lifecycle 2040	5.98	5.59	11.30	3.39	1.43	—	—	8.14
Lifecycle 2045	0.09	0.15	0.16	0.13	0.06	—	—	0.15
Lifecycle 2050	0.06	0.11	0.11	0.05	0.02	—	—	0.08
Lifecycle Retirement Income	0.13	0.23	0.23	0.08	0.06	0.02	0.87	0.18

Purchases and sales of securities, excluding short-term instruments, for the Funds, for the year ended September 30, 2008, were as follows:

Fund	Purchases	Sales

Lifecycle 2010	$258,748.222	$83,315,899
Lifecycle 2015	224,356,551	60,007,348
Lifecycle 2020	215,609,746	59,010,129
Lifecycle 2025	203,182,416	45,416,931
Lifecycle 2030	189,498,397	30,972,752
Lifecycle 2035	177,615,941	26,049,905
Lifecycle 2040	260,867,273	36,496,496
Lifecycle 2045	5,622,582	663,593
Lifecycle 2050	4,979,006	1,540,373
Lifecycle Retirement Income	18,866,501	3,076,614

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	77

NOTES TO FINANCIAL STATEMENTS

Note 4—trustee fees

Each Fund pays the trustees, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees also participate in a long-term compensation plan. Trustees’ fees incurred for the period ended September 30, 2008 are reflected in the Statements of Operations.

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended September 30, 2008 and 2007 were as follows:

	2008			2007

Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total

Lifecycle 2010	$8,399,608	$1,312,988	$9,712,596	$1,900,921	$256,451	$2,157,372
Lifecycle 2015	6,716,378	1,263,987	7,980,365	1,817,961	137,612	1,955,573
Lifecycle 2020	5,828,509	1,274,651	7,103,160	1,510,208	76,188	1,586,396
Lifecycle 2025	4,733,776	995,425	5,729,201	1,186,405	97,196	1,283,601
Lifecycle 2030	4,240,949	1,026,277	5,267,226	1,050,970	65,188	1,116,158
Lifecycle 2035	3,311,500	728,293	4,039,793	727,014	60,651	787,665
Lifecycle 2040	4,627,914	880,597	5,508,511	844,126	108,347	952,473
Lifecycle 2045	44,229	—	44,229	—	—	—
Lifecycle 2050	44,229	—	44,229	—	—	—
Lifecycle Retirement Income	400,064	—	400,064	—	—	—

As of September 30, 2008, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryover	Post- October Losses	Total

Lifecycle 2010	$5,703,979	$2,934,827	$(53,432,746)	$—	$—	$(44,793,940)
Lifecycle 2015	3,881,730	1,400,804	(48,812,825)	—	—	(43,530,291)
Lifecycle 2020	2,736,015	1,696,268	(50,380,290)	—	—	(45,948,007)
Lifecycle 2025	1,709,166	1,651,752	(49,465,366)	—	—	(46,104,448)
Lifecycle 2030	1,007,499	1,150,845	(48,214,601)	—	—	(46,056,257)
Lifecycle 2035	606,265	1,111,478	(43,654,839)	—	—	(41,937,096)
Lifecycle 2040	888,986	1,400,330	(63,444,687)	—	—	(61,155,371)
Lifecycle 2045	10,842	39,481	(817,599)	—	—	(767,276)
Lifecycle 2050	9,244	490	(613,995)	—	—	(604,261)
Lifecycle Retirement Income	0	0	(1,721,826)	—	(47,411)	(1,769,237)

The difference between book basis and tax basis net investment income, net realized gains and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales.

78	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

concluded

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including what jurisdiction the entity may be taxable in), and requires certain expanded tax disclosures. Management has evaluated the application of FIN 48 to the Funds’ financial statements for the period ended September 30, 2008. There was no material impact to the financial statements or disclosures as a result of adopting this pronouncement.

Note 6—line of credit

Each of the Funds participates in a 365-day $1.25 billion unsecured revolving credit facility dated July 1, 2008 that can be used for temporary purposes, including, without limitation of, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. Interest associated with any borrowing under the facility is charged to the Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended September 30, 2008 there were no borrowings under this credit facility by the Funds.

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	79

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the
Lifecycle Funds of the TIAA-CREF Institutional Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifecycle 2010 Fund, Lifecycle 2015 Fund, Lifecycle 2020 Fund, Lifecycle 2025 Fund, Lifecycle 2030 Fund, Lifecycle 2035 Fund, Lifecycle 2040 Fund, Lifecycle 2045 Fund, Lifecycle 2050 Fund and Lifecycle Retirement Income Fund (constituting the Lifecycle Funds of the TIAA-CREF Institutional Mutual Funds, hereafter referred to as the “Funds”) at September 30, 2008, the results of each of their operations for the period then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2008 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
November 24, 2008

80	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

MANAGEMENT (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS
Disinterested trustees

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006); Partner (1990-2005) and Head of Global Product Management (2003-2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003-2005).	61

Director and member of the Investment Committee, the Maine Coast Heritage Trust; Investment Committee member, Gulf of Maine Research Institute, the Boston Athenaeum, Maine Community Foundation and Carnegie Endowment for International Peace; and Director, Appalachian Mountain Club.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/1962	Trustee	Indefinite term. Trustee since September 2007.	Former Vice President (1990-2006), American Beacon Advisors, Inc. and Vice President of certain funds advised by American Beacon Advisors, Inc.	61

Independent Director, the Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc. and Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.

Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/1955	Trustee	Indefinite term. Trustee since 2005.	President, and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment advisor).	61	None

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	81

MANAGEMENT (UNAUDITED)	continued

TIAA-CREF LIFECYCLE FUNDS
Disinterested trustees — concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007	Chief Operating Officer, Copper Rock Capital Partners (since September 2007). Formerly Chief Operating Officer, DDJ Capital Management (2003-2006); and Executive Vice President (2000-2002), Senior Vice President (1995-2000) and Vice President (1992-1995), Fidelity Investments.	61	None

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Vice Dean for Budget (2003-2006) and on the faculty (since 1989) of Harvard Law School.	61	None

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/1943	Chairman of the Board, Trustee	Indefinite term. Trustee since 1999.	President and Founder (since October 2006) of NLJ Advisors, Inc. (investment advisor). Formerly, President and Managing Principal, Windermere Investment Associates (1997-June 2006), Chairman and Chief Executive Officer, CTC Consulting, Inc. (1994-1997) and Executive Vice President, U.S. Trust Company of the Pacific Northwest (1993-1997).	61	Director and Chairman of the Investment Committee of the Okabena Company (financial services).

82	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Principal, BAM Consulting LLC (since 2003), Independent Consultant for Merrill Lynch (since 2003). Formerly, Chairman, Oppenheimer Funds, Inc. (2000-2001). Chief Executive Officer (1995-2001); President (1991-2000); and Chief Operating Officer (1989-1995) of that firm.	61	Director, Prudential plc, International Advisory Board, and British-American Business Council.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and CEO, National Bureau of Economic Research (since 2008); Head (2006-2008) and Associate Head (1994-2000 and 2001–2006) Economics Department, Massachusetts Institute of Technology (MIT), Mitsui Professor of Economics, MIT (1996-present). Program Director, National Bureau of Economic Research (1990-2008).	61	The Jeffrey Company and Jeflion Company (unregistered investment companies); and National Bureau of Economic Research.

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, CEO and CIO, NCM Capital Management Group, Inc. (since 1991); and Chairman and CEO, NCM Capital Advisers Inc. (since 2003).	61	Director, SCANA Corporation (energy holding company) and M&F Bancorp, Inc.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.

Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002-present), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (2000-present); Professor, University of Texas at Austin (1987-present); Fellow, Financial Management Association (2002-present). Associate Dean for Research (2001-2002), Associate Director of Research, the Center for International Business Education and Research, University of Texas at Austin (2002-2003) and Director of the Bureau of Business Research, University of Texas at Austin (2001-2002).

				61	None

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	83

MANAGEMENT (UNAUDITED)	continued

TIAA-CREF LIFECYCLE FUNDS
Executive officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Mary (Maliz) E. Beams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/29/56	Executive Vice President	One-year term. Executive Vice President September 2007.

Executive Vice President of Client Services of TIAA and TIAA-CREF Funds, CREF, TIAA-CREF Life Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since August 2008); Executive Vice President of Individual Client Services of TIAA and the TIAA-CREF Funds Complex (2007-2008). President and Chief Executive Officer, TIAA-CREF Individual & Institutional Services, LLC (“Services”) (since July 2007); Senior Managing Director and Head of Wealth Management Group, TIAA (since 2004). Formerly Partner, Spyglass Investments (2002-2003); Partner and Managing Director, President of Global Business Development for the Mutual Fund Group and Head of International Mutual Fund and Offshore Business of Zurich Scudder Investments; and Head of U.S. Scudder Direct Retail Business and Chief Executive Officer of Scudder Brokerage (1997-2003).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Vice President and Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since February 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex, Vice President Senior Compliance Officer Asset Management Compliance of TIAA and Chief Compliance Officer of Teachers Advisors, Inc. (“Advisors”) and TIAA-CREF Investment Management, LLC (“TCIM”) (since 2008). Formerly, Managing Director/Director of Global Compliance, AIG Global Investment Group (2000-2008); Senior Vice President/Group Head, Regulatory Oversight Group, Scudder Kemper Investments, Inc. (1998-2000); Chief Compliance Officer/Vice President, Legal Department, Salomon Brothers Asset Management, Inc. (1997-1998); Assistant General Counsel/Director, Securities Law Compliance, the Prudential Insurance Company of America (1994-1997); and Enforcement Staff Attorney, U.S. Securities and Exchange Commission (1998-1994).

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since February 2007.

Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007); Executive Vice President (since 1999) of TIAA, CREF and TIAA Separate Account VA-1 and Head of Asset Management (since 2006) of TIAA; Director of TPIS (since 2006) and Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors, and Manager of Investment Management (since 2004). Executive Vice President and Head of Asset Management of the TIAA-CREF Mutual Funds (2006-2007). Formerly, Manager of TIAA Realty Capital Management, LLC (2004-2006), Chief Investment Officer of TIAA (2004-2006) and the TIAA-CREF Funds Complex (2003-2005).

84	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Jonathan Feigelson TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/10/62	Senior Vice President and Acting General Counsel	One-year term. Senior Vice President and Acting General Counsel since October 2008.

Senior Vice President and Acting General Counsel of the TIAA-CREF Fund Complex (since 2008); Senior Vice President and Deputy General Counsel of TIAA (since August 2006). Managing Director and General Counsel, ABN/AMRO (2002-August 2006).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since February 2007.

Treasurer of CREF and TIAA Separate Account VA-1 (since August 2008); and Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA Life Funds (since 2007). Formerly Funds Treasurer (2006-2007) of TIAA-CREF Funds Complex; Chief Financial Officer, Van Kampen Funds (2005-2006); and Vice President and Chief Financial Officer, Enterprise Capital Management and the Enterprise Group of Funds (1995-2005).

I. Steven Goldstein TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/24/52	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President of TIAA and the TIAA-CREF Funds Complex (since 2003). Formerly, Director of TIAA-CREF Life (2003-2006); Advisor for McKinsey & Company (2003); Vice President, Corporate Communications for Dow Jones & Co. and The Wall Street Journal (2001-2002); and Senior Vice and Chief Communications Officer for Insurance Information Institute (1993-2001).

Erwin W. Martens TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/18/56	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Risk Management, of TIAA and the TIAA-CREF Funds Complex (since 2003). Director of Advisors, TPIS, and Manager of Investment Management. Formerly, Managing Director and Chief Risk Officer, Putnam Investments (1999-2003); and Head and Deputy Head of Global Market Risk Management, Lehman Brothers (1997-1999).

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/48	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since May 2008.

Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since May 2008). Formerly, Deputy General Counsel and Corporate Secretary, Bank of America (2005-2008); and Deputy General Counsel, Secretary and Corporate Governance Officer, The Gillette Company (2000-2005).

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One year term. Executive Vice President since 2003.

Executive Vice President Human Resources & Corporate Services of TIAA and the TIAA-CREF Funds Complex (since 2003). Formerly Director, TIAA-CREF Life (2003-2006); First Vice President and Head of Human Resources, International Private Client Division and Global Debt Markets, Merrill Lynch & Co. (1999-2003); and Vice President and Head of Human Resources, Japan Morgan Stanley (1998-1999).

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	85

MANAGEMENT (UNAUDITED)	concluded

TIAA-CREF LIFECYCLE FUNDS
Executive officers — concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Cara L. Schnaper TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/13/54	Executive Vice President	One-year term. Executive Vice President since 2008.

Executive Vice President, Technology and Operations of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since February 2008). Formerly Principal, Market Resolve LLC (2006-February 2008); and Head, Middle Office, Investment Banking (2000-2002), Head Technology and Operations, Equities (1999-2000) and Chief Operating Officer Technology and Operations, Emerging Markets, Foreign Exchange and Commodities (1997-1999) JP Morgan Chase & Co.

Bertram L. Scott TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/26/51	Executive Vice President	One-year term. Executive Vice President since 2001.

Executive Vice President Institutional Development and Sales of TIAA and the TIAA-CREF Fund Complex (since 2008); Executive Vice President, Strategy Implementation and Policy of TIAA and the TIAA-CREF Fund Complex (2006-2008); and Director and President of TIAA-CREF Enterprises, Inc. (since 2000). Formerly, Executive Vice President, Product Management of TIAA and TIAA-CREF Funds Complex (2000-2005); President and Chief Executive Officer, Horizon Mercy (1996-2000).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, Product Development and Management of TIAA and the TIAA-CREF Funds Complex (since 2008); Executive Vice President, Institutional Client Services (2006-2008); Director of Tuition Financing and Manager of Services (2006); President and CEO, TIAA-CREF Redwood LLC (2006). Formerly Senior Vice President, Pension Products (2003-2006), Vice President, Support Services (1998-2003), of TIAA and the TIAA-CREF Funds Complex.

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 877 518-9161.

86	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

BOARD APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT FOR THE LIFECYCLE FUNDS OF THE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

The Board of Trustees of TIAA-CREF Institutional Mutual Funds (the “Board” or the “Trustees”) is responsible for overseeing the Lifecycle Funds’ (the “Funds”) corporate policies and for adhering to fiduciary standards under the Investment Company Act of 1940, as amended (the “1940 Act”), and other applicable laws. Among its duties, the Board is responsible for determining annually whether to renew the investment management agreement (the “Agreement”) between the Funds and Teachers Advisors, Inc. (“TAI”). Under the Agreement, TAI is responsible for providing to (or obtaining for) each Fund all of the services necessary for its ordinary operation, including investment advisory, transfer agency, dividend disbursing, custody, accounting and administrative services.

Section 15(c) of the 1940 Act provides that, after an initial period, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Fund, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Please note that the April 2, 2008, renewal of the Agreements relates to all of the Funds covered in this annual shareholder report except for the Lifecycle Retirement Income Fund, the Lifecycle 2045 Fund and the Lifecycle 2050 Fund (the “New Funds”). The New Funds’ investment management agreement was initially approved by the Board for a two-year term in September 2007, so the New Funds’ agreement was not included in the April 2008, renewal process. Please see the final paragraph of this section for more information on the New Funds.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on April 2, 2008, at which it considered the annual renewal of the Agreement using its previously-established process. As part of that process, the Board delegated certain duties to its Operations Committee. Among these duties, the Operations Committee worked with management and legal counsel to the Trustees to develop additional guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to the April 2, 2008 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees and legal counsel to the Trustees and legal counsel to management, and then evaluated the information produced in accordance with those guidelines.

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	87

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

Among other matters, the Operations Committee reviewed guidelines regarding reports to be provided to all Trustees with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their annual advisory contract renewal processes.

As a result of instructions by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data for each Fund against a universe of comparable investment companies and against a more selective peer group of mutual funds (as described below) and, in the case of investment performance data, against one or more appropriate broad-based benchmark indices. Lipper provided applicable data for each Fund with respect to each class of shares. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15 of the 1940 Act.

Among other matters, the Operations Committee also utilized a framework of factors that could be considered by the Trustees in order to evaluate the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized by TAI.

In advance of the Board meeting held on April 2, 2008, independent legal counsel for the Trustees requested, on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew each Fund’s Agreement. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and gross performance data for each index Fund relative to its benchmark, and a narrative analysis of each Fund’s performance relative to its applicable benchmarks and peer groups, together with an explanation of any special events that had a material impact on performance during the prior year; (2) a description of any fee waiver or expense reimbursement arrangements that were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fees under the Agreement as compared to any other comparable

88	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, disaster recovery plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interests confronted by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented to the Trustees’ counsel only); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement, the Board, with assistance from its Operations Committee, reviewed various factors with respect to each Fund, including: (1) the nature, extent and quality of services provided by TAI to each Fund; (2) the investment performance of each Fund; (3) the costs of the services provided to each Fund and the profits (if any) realized by TAI and its affiliates from their relationship with the Funds; (4) the extent to which economies of scale have been realized as each Fund grows; (5) whether the fee schedules set forth in the Agreement reflect any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with comparable management contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Funds. As a general matter, the Trustees viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of each Fund’s Agreement, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered legal advice from K&L Gates LLP, its independent legal counsel, as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement for all Funds at the same meeting on April 2, 2008, the Board received and considered Fund-specific information on a Fund-by-Fund basis and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew each Agreement, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew each Fund’s Agreement.

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	89

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

At its meeting on April 2, 2008, the Board voted unanimously to renew the particular Agreement for each Fund. Set forth below are the general factors the Board considered for all of the Funds, followed by an outline of the specific factors the Board considered for each particular Fund.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI’s affiliate, TIAA-CREF Investment Management, LLC, also manage various accounts of the College Retirement Equities Fund (“CREF”). Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; and reporting on the investment performance of the Funds to the Boards on a regular basis. The Board considered that TAI has carried out these responsibilities in a professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In the course of its review of the quality of TAI’s services, the Board examined the investment performance of each Fund and concluded that it was reasonable when compared with Fund benchmarks and peer groups of mutual funds.

In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing efforts to review the performance of certain affiliated and unaffiliated service providers, including improvements in services provided by those firms or outsourcing efforts to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Fund, as applicable, over one-, two- and three-year periods and since inception of the Fund’s operations. The Board also considered each Fund’s performance as compared to its peer groups and benchmark indices. In this regard, the Board considered that the Funds achieved performance that compares favorably to their benchmarks (after considering the effect of expenses incurred to operate the Funds) and ranked in the top three performance quintiles versus their peer groups of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable. The Board also considered its ongoing efforts to review best execution and portfolio turnover practices of TAI with respect to certain Funds to assess whether those practices continue to be in the best interests of those Funds.

90	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

COST AND PROFITABILITY

The Board considered financial and profitability data relating to TAI for the calendar year 2007. In this connection, the Board considered profit calculations both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board considered that TAI does not earn a direct profit on any of the Funds, which is primarily due to a complete waiver of the Funds’ management fees and a reimbursement of all of their other expenses except for Retirement Class service fees. The Board also considered that TAI may have indirect earnings with respect to the Funds based on the Funds’ investment in affiliated underlying funds also managed by TAI. The Board determined that TAI’s direct and indirect profits were reasonable and not excessive in light of various relevant factors. The Board acknowledged the reasonableness of having fee rates that permit TAI to maintain and improve the quality of services provided to the Funds. In this connection, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to the Funds under the Agreement, which are entirely waived, typically were lower or significantly lower than the management fee rates charged by many or most comparable mutual funds. Based on all factors considered, the Board determined that the fee rates under each Agreement were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

ECONOMIES OF SCALE

The Board considered whether TAI has or would experience economies of scale in connection with the operation of each Fund. In this connection, the Board considered that TAI had incurred operating losses with respect to its services provided to the Funds in 2007. Thus, the Board determined that the Funds’ fee schedules are reasonable in light of current economies of scale considerations and current asset levels.

FEE COMPARISON WITH OTHER CLIENTS OF TAI

The Board considered that TAI and its affiliates provide similar investment management services to another fund, the TIAA-CREF Institutional Managed Allocation Fund II. In addition, TAI manages other asset allocation products like education savings plans (529 plans). The Board considered that the management fees of the Lifecycle Funds and the Managed Allocation Fund II were the same—0.00%.

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	91

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

OTHER BENEFITS

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI continues to be willing to waive fees and make expense reimbursements to both the Funds and certain of the underlying funds in which they invest. In addition, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. Also, certain Funds managed by TAI or its affiliates are managed in the same manner and by the same personnel as the TIAA-CREF Institutional Managed Allocation Fund II, resulting in certain benefits associated with economies of scale.

FUND-BY-FUND FACTORS

The Funds’ Trustees considered the following specific factors (among others) during their determination to renew the Agreement for each Fund described in this Report. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class of each Fund. Because the Institutional Class has lower expenses than the Retirement and Retail Classes of these Funds, the performance of these Classes will be lower than the performance of the Institutional Class. All periods referenced below are as of December 31, 2007. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category.

LIFECYCLE 2010 FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2009, which means the Fund’s actual management fee is 0.00% of average daily net assets.

•

The Fund’s total expenses and management fees (after waiver) were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

For the one-, two- and three-year periods, the Fund was in the 1st, 2nd and 1st quintiles of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”), respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

92	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

•

During the year, the Fund’s asset allocation glidepath was enhanced to increase its international equity and aggregate equity allocations and to add high-yield, inflation-linked and short-term exposure within its aggregate fixed-income allocation.

LIFECYCLE 2015 FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2009, which means the Fund’s actual management fee is 0.00% of average daily net assets.

•	The Fund’s total expenses and management fees (after waiver) were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-, two- and three-year periods, the Fund was in the 1st, 2nd and 2nd quintiles of its Performance Universe, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

•

During the year, the Fund’s asset allocation glidepath was enhanced to increase its international equity and aggregate equity allocations and to add high-yield, inflation-linked and short-term exposure within its aggregate fixed-income allocation.

LIFECYCLE 2020 FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2009, which means the Fund’s actual management fee is 0.00% of average daily net assets.

•	The Fund’s total expenses and management fees (after waiver) were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-, two- and three-year periods, the Fund was in the 1st, 2nd and 2nd quintiles of its Performance Universe, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

•

During the year, the Fund’s asset allocation glidepath was enhanced to increase its international equity and aggregate equity allocations and to add high-yield, inflation-linked and short-term exposure within its aggregate fixed-income allocation.

LIFECYCLE 2025 FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2009, which means the Fund’s actual management fee is 0.00% of average daily net assets.

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	93

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

•	The Fund’s management fees (after waiver) and total expenses were in the 1st and 2nd quintiles of its Expense Group, respectively, and in the 1st quintile of its Expense Universe.

•	For the one-, two- and three-year periods, the Fund was in the 1st, 3rd and 3rd quintiles of its Performance Universe, respectively

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

•

During the year, the Fund’s asset allocation glidepath was enhanced to increase its international equity and aggregate equity allocations and to add high-yield, inflation-linked and short-term exposure within its aggregate fixed-income allocation.

LIFECYCLE 2030 FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2009, which means the Fund’s actual management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st and 2nd quintiles of its Expense Group, respectively, and in the 1st quintile of its Expense Universe.

•	For the one-, two- and three-year periods, the Fund was in the 1st, 2nd and 3rd quintiles of its Performance Universe, respectively

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

•

During the year, the Fund’s asset allocation glidepath was enhanced to increase its international equity and aggregate equity allocations and to add high-yield, inflation-linked and short-term exposure within its aggregate fixed-income allocation.

LIFECYCLE 2035 FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2009, which means the Fund’s actual management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st and 2nd quintiles of its Expense Group, respectively, and in the 1st quintile of its Expense Universe.

•	For the one-, two- and three-year periods, the Fund was in the 1st, 3rd and 3rd quintiles of its Performance Universe, respectively

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

94	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

concluded

•

During the year, the Fund’s asset allocation glidepath was enhanced to increase its international equity and aggregate equity allocations and to add high-yield, inflation-linked and short-term exposure within its aggregate fixed-income allocation.

LIFECYCLE 2040 FUND

•

The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least January 31, 2009, which means the Fund’s actual management fee is 0.00% of average daily net assets.

•	The Fund’s management fees (after waiver) and total expenses were in the 1st and 2nd quintiles of its Expense Group, respectively, and in the 1st quintile of its Expense Universe.

•	For the one-, two- and three-year periods, the Fund was in the 1st, 1st and 3rd quintiles of its Performance Universe, respectively

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

•

During the year, the Fund’s asset allocation glidepath was enhanced to increase its international equity and aggregate equity allocations and to add high-yield, inflation-linked and short-term exposure within its aggregate fixed-income allocation.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement.

The New Funds were initially organized at a Board meeting held on September 17, 2007, and commenced operations on November 30, 2007. At the September 2007 meeting, the Board determined to approve the Agreement for each Fund for its initial term after considering information and factors similar to those mentioned above, including that the management fees to be charged by TAI under the Agreement were reasonable as compared to the services to be provided and the management fees charged to similar funds by other investment advisers.

TIAA-CREF Lifecycle Funds ▪ 2008 Annual Report	95

IMPORTANT TAX INFORMATION (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS

For the fiscal year ended September 30, 2008, the Lifecycle Funds designate the following distribution amounts (or the maximum amount allowable) as being from Section 1250 gains and net long-term capital gains.

Fund	Section 1250 Gains	Long Term Capital Gains	Total

Lifecycle 2010	$487	$1,312,501	$1,312,988
Lifecycle 2015	467	1,263,520	1,263,987
Lifecycle 2020	474	1,274,177	1,274,651
Lifecycle 2025	356	995,069	995,425
Lifecycle 2030	342	1,025,935	1,026,277
Lifecycle 2035	286	728,007	728,293
Lifecycle 2040	330	880,267	880,597

For the fiscal year ended September 30, 2008, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Fund	Percentage	Fund	Percentage

Lifecycle 2010	12.33%	Lifecycle 2035	30.39%
Lifecycle 2015	15.91%	Lifecycle 2040	30.19%
Lifecycle 2020	19.25%	Lifecycle 2045	34.45%
Lifecycle 2025	22.68%	Lifecycle 2050	34.52%
Lifecycle 2030	27.38%	Lifecycle Retirement Income	10.85%

For the fiscal year ended September 30, 2008, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage	Fund	Percentage

Lifecycle 2010	9.73%	Lifecycle 2035	23.78%
Lifecycle 2015	12.39%	Lifecycle 2040	23.98%
Lifecycle 2020	14.89%	Lifecycle 2045	26.10%
Lifecycle 2025	17.59%	Lifecycle 2050	25.92%
Lifecycle 2030	21.28%	Lifecycle Retirement Income	8.19%

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2008, which will be reported in conjunction with your 2008 Form 1099-DIV.

By early 2009, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

96	2008 Annual Report ▪ TIAA-CREF Lifecycle Funds

HOW TO REACH US

TIAA-CREF WEBSITE
tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

FOR HEARING- OR SPEECH-IMPAIRED CUSTOMERS
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2776 for the Retirement or Institutional classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA/ SIPC, distribute securities products.

©2008 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

730 Third Avenue
New York, NY 10017-3206

Printed on recycled paper

C42956	A11067 (11/08)

Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Funds (formerly, the TIAA-CREF Institutional Mutual Funds) (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

3(a)(2) Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

          PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended September 30, 2008 and September 30, 2008, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $1,157,700 and $1,194,600, respectively.

4(b) Audit Related Fees.

For the fiscal years ended September 30, 2008 and September 30, 2008, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $43,000, respectively.

For the year ended December 31, 2007, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0.

4(c) Tax Fees.

For the fiscal years ended September 30, 2008 and September 30, 2007, PwC’s aggregate fees for tax services billed to the Registrant were $234,000 and $142,985, respectively.

For the year ended December 31, 2007, the Tax Fees billed by PwC to the Fund Service Providers was $0.

4(d) All Other Fees.

For the fiscal years ended September 30, 2008 and September 30, 2007, PwC’s aggregate fees for all other services to the Registrant were $96,000 and $0, respectively.

For the year ended December 31, 2007, the Other Fees billed by PwC to the Fund Service Providers was $0.

4(e)(1) Preapproval Policy.

           The Registrant’s audit committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

          The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2008 and September 30, 2007 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2008 and September 30, 2007 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2008 and September 30, 2007 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2008 and September 30, 2007 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2008 and September 30, 2007 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2008 and September 30, 2007 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the year ended December 31, 2007 and December 31, 2006, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC was $0 and $0, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audited Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.64%

AMUSEMENT AND RECREATION SERVICES - 2.41%
15,700		Nintendo Co Ltd	$6,659,528
		TOTAL AMUSEMENT AND RECREATION SERVICES	6,659,528

BUSINESS SERVICES - 15.29%
109,593	*	Adobe Systems, Inc	4,325,636
84,444	e*	Akamai Technologies, Inc	1,472,703
391,472	*	eBay, Inc	8,761,143
705,399		Experian Group Ltd	4,674,973
26,768	*	Google, Inc (Class A)	10,721,119
185,432	*	Intuit, Inc	5,861,506
189,356	*	Oracle Corp	3,845,820
43,678		Visa, Inc (Class A)	2,681,392
		TOTAL BUSINESS SERVICES	42,344,292

CHEMICALS AND ALLIED PRODUCTS - 23.26%
146,207		Abbott Laboratories	8,418,599
45,692		Air Products & Chemicals, Inc	3,129,445
48,741	*	Amgen, Inc	2,888,879
177,939	e	Avon Products, Inc	7,396,924
68,878	*	Celgene Corp	4,358,600
38,216	e	Clorox Co	2,395,761
29,209		Colgate-Palmolive Co	2,200,898
57,572	e	Estee Lauder Cos (Class A)	2,873,419
28,003	*	Genentech, Inc	2,483,306
213,594	*	Gilead Sciences, Inc	9,735,615
86,666		Monsanto Co	8,578,201
73,701	e*	Mylan Laboratories, Inc	841,665
12,858		Praxair, Inc	922,433
178,309	e	Teva Pharmaceutical Industries Ltd (ADR)	8,164,769
		TOTAL CHEMICALS AND ALLIED PRODUCTS	64,388,514

COMMUNICATIONS - 1.56%
119,829	e*	American Tower Corp (Class A)	4,310,249
		TOTAL COMMUNICATIONS	4,310,249

DEPOSITORY INSTITUTIONS - 3.10%
90,297		Bank of New York Mellon Corp	2,941,876
69,874		Citigroup, Inc	1,433,116
15,965		First Horizon National Corp	149,432
29,670		JPMorgan Chase & Co	1,385,589
108,872		Western Union Co	2,685,872
		TOTAL DEPOSITORY INSTITUTIONS	8,595,885

EDUCATIONAL SERVICES - 0.77%
36,089	e*	Apollo Group, Inc (Class A)	2,140,078
		TOTAL EDUCATIONAL SERVICES	2,140,078

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 12.86%
109,677		Altera Corp	$2,268,120
39,809	*	Apple Computer, Inc	4,524,691
289,337	*	Cisco Systems, Inc	6,527,443
64,133		Honeywell International, Inc	2,664,726
242,142	e	Intel Corp	4,535,320
298,442	e*	Marvell Technology Group Ltd	2,775,511
64,406	e*	NetApp, Inc	1,174,121
164,195		Qualcomm, Inc	7,055,459
57,276	*	Research In Motion Ltd	3,911,951
303,222	e*	Sirius XM Radio, Inc	172,837
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	35,610,179

ENGINEERING AND MANAGEMENT SERVICES - 0.98%
50,055	*	Jacobs Engineering Group, Inc	2,718,487
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,718,487

FOOD AND KINDRED PRODUCTS - 3.18%
75,768		H.J. Heinz Co	3,786,127
70,611		PepsiCo, Inc	5,032,446
		TOTAL FOOD AND KINDRED PRODUCTS	8,818,573

GENERAL MERCHANDISE STORES - 3.29%
75,775		Macy's, Inc	1,362,435
163,816	e	TJX Cos, Inc	4,999,664
45,901		Wal-Mart Stores, Inc	2,749,011
		TOTAL GENERAL MERCHANDISE STORES	9,111,110

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.52%
222,539		Applied Materials, Inc	3,367,015
138,160		Hewlett-Packard Co	6,388,518
2,400	m,v*	Seagate Technology, Inc	0
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,755,533

INSTRUMENTS AND RELATED PRODUCTS - 6.19%
125,088	e*	Agilent Technologies, Inc	3,710,110
51,047	e	Allergan, Inc	2,628,921
106,420		Emerson Electric Co	4,340,872
68,453	e*	Flir Systems, Inc	2,629,964
4,285	*	Intuitive Surgical, Inc	1,032,599
49,015	e	Roper Industries, Inc	2,791,894
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	17,134,360

INSURANCE CARRIERS - 2.24%
105,419		Aflac, Inc	6,193,366
		TOTAL INSURANCE CARRIERS	6,193,366

METAL MINING - 0.19%
15,130		Anglo American plc	511,086
		TOTAL METAL MINING	511,086

MISCELLANEOUS RETAIL - 4.09%
10,120	*	Amazon.com, Inc	736,331
170,577		CVS Corp	5,741,622
214,878		Staples, Inc	4,834,755
		TOTAL MISCELLANEOUS RETAIL	11,312,708

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
MOTION PICTURES - 1.04%
220,117		Time Warner, Inc	$2,885,734
		TOTAL MOTION PICTURES	2,885,734

OIL AND GAS EXTRACTION - 4.85%
181,818	*	Denbury Resources, Inc	3,461,815
44,281	e*	Nabors Industries Ltd	1,103,483
67,625	*	National Oilwell Varco, Inc	3,396,804
70,150		Schlumberger Ltd	5,478,013
		TOTAL OIL AND GAS EXTRACTION	13,440,115

PETROLEUM AND COAL PRODUCTS - 1.78%
17,802		Apache Corp	1,856,393
33,755		Devon Energy Corp	3,078,456
		TOTAL PETROLEUM AND COAL PRODUCTS	4,934,849

PRIMARY METAL INDUSTRIES - 2.20%
182,370		Corning, Inc	2,852,267
41,013		Precision Castparts Corp	3,231,004
		TOTAL PRIMARY METAL INDUSTRIES	6,083,271

SECURITY AND COMMODITY BROKERS - 4.80%
275,483	e	Charles Schwab Corp	7,162,558
7,440		CME Group, Inc	2,764,034
15,594		Franklin Resources, Inc	1,374,299
7,343	e	Goldman Sachs Group, Inc	939,904
24,647		Lazard Ltd (Class A)	1,053,906
		TOTAL SECURITY AND COMMODITY BROKERS	13,294,701

TRANSPORTATION EQUIPMENT - 0.95%
24,071		Lockheed Martin Corp	2,639,867
		TOTAL TRANSPORTATION EQUIPMENT	2,639,867

TRUCKING AND WAREHOUSING - 1.12%
49,315		United Parcel Service, Inc (Class B)	3,101,420
		TOTAL TRUCKING AND WAREHOUSING	3,101,420

WATER TRANSPORTATION - 0.97%
75,684	e	Carnival Corp	2,675,429
		TOTAL WATER TRANSPORTATION	2,675,429

		TOTAL COMMON STOCKS	278,659,334
		(Cost $315,673,740)

SHORT-TERM INVESTMENTS - 19.07%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 19.07%
52,809,272		State Street Navigator Securities Lending Prime Portfolio	52,809,272
			52,809,272

		TOTAL SHORT-TERM INVESTMENTS	52,809,272
		(Cost $52,809,272)

		TOTAL PORTFOLIO - 119.71%	331,468,606
		(Cost $368,483,012)
		OTHER ASSETS & LIABILITIES, NET - (19.71)%	(54,587,169)

		NET ASSETS - 100.00%	$276,881,437

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

*	Non-income producing.
e	All or a portion of these securities are out on loan.
m	Indicates a security has been deemed illiquid.
v	Security valued at fair value.

ABBREVIATION:
ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.68%

AMUSEMENT AND RECREATION SERVICES - 2.06%
575,958	*	Activision Blizzard, Inc	$8,887,032
8,869		Nintendo Co Ltd	3,761,997
64,310	*	Penn National Gaming, Inc	1,708,717
195,021	e*	WMS Industries, Inc	5,961,792
		TOTAL AMUSEMENT AND RECREATION SERVICES	20,319,538

APPAREL AND ACCESSORY STORES - 0.29%
187,630	e	American Eagle Outfitters, Inc	2,861,357
		TOTAL APPAREL AND ACCESSORY STORES	2,861,357

APPAREL AND OTHER TEXTILE PRODUCTS - 0.59%
74,709		VF Corp	5,775,753
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	5,775,753

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.58%
220,622		Home Depot, Inc	5,711,904
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,711,904

BUSINESS SERVICES - 5.85%
72,363		Accenture Ltd (Class A)	2,749,794
184,568	e*	Amdocs Ltd	5,053,472
237,267	*	eBay, Inc	5,310,035
99,184	*	Electronic Arts, Inc	3,668,816
17,506	*	Google, Inc (Class A)	7,011,503
594,901		Microsoft Corp	15,877,908
372,924	*	Oracle Corp	7,574,086
149,478	*	Red Hat, Inc	2,252,633
64,810		Visa, Inc (Class A)	3,978,686
240,240	*	Yahoo!, Inc	4,156,152
		TOTAL BUSINESS SERVICES	57,633,085

CHEMICALS AND ALLIED PRODUCTS - 15.71%
275,051		Abbott Laboratories	15,837,437
222,258	*	Amgen, Inc	13,173,232
139,419		Avon Products, Inc	5,795,648
104,031		Bayer AG.	7,618,931
435,314		Bristol-Myers Squibb Co	9,076,297
53,755	*	Celgene Corp	3,401,616
88,322	e*	Chattem, Inc	6,905,014
77,807		Clorox Co	4,877,721
94,902		Colgate-Palmolive Co	7,150,866
219,200		Du Pont (E.I.) de Nemours & Co	8,833,760
130,346	e*	Elan Corp plc (ADR)	1,390,792
92,230	*	Genzyme Corp	7,460,485
243,620	*	Gilead Sciences, Inc	11,104,200

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
109,806		Merck & Co, Inc	$3,465,477
99,389		Monsanto Co	9,837,523
28,545		Mosaic Co	1,941,631
227,109	e*	Mylan Laboratories, Inc	2,593,585
45,847	*	NBTY, Inc	1,353,403
421,915		Pfizer, Inc	7,780,113
31,172		Praxair, Inc	2,236,279
270,139		Procter & Gamble Co	18,825,987
200	e	Sherwin-Williams Co	11,432
110,594	e*	Valeant Pharmaceuticals International	2,263,859
52,068		Wyeth	1,923,392
		TOTAL CHEMICALS AND ALLIED PRODUCTS	154,858,680

COAL MINING - 0.29%
62,565		Peabody Energy Corp	2,815,425
		TOTAL COAL MINING	2,815,425

COMMUNICATIONS - 2.97%
57,395		America Movil S.A. de C.V. (ADR) (Series L)	2,660,832
496,935		AT&T, Inc	13,874,425
600	e*	DIRECTV Group, Inc	15,702
122,205	e	Scripps Networks Interactive (Class A)	4,437,264
258,771		Verizon Communications, Inc	8,303,961
		TOTAL COMMUNICATIONS	29,292,184

DEPOSITORY INSTITUTIONS - 8.60%
310,496		Bank of America Corp	10,867,360
803,865		Citigroup, Inc	16,487,271
357,197		JPMorgan Chase & Co	16,681,100
127,262		Northern Trust Corp	9,188,316
185,794		People's United Financial, Inc	3,576,535
60,418		PNC Financial Services Group, Inc	4,513,225
251,204	e	TCF Financial Corp	4,521,672
272,555	e	US Bancorp	9,817,431
241,353		Wells Fargo & Co	9,057,978
		TOTAL DEPOSITORY INSTITUTIONS	84,710,888

EATING AND DRINKING PLACES - 1.25%
195,668		Darden Restaurants, Inc	5,601,975
108,224		McDonald's Corp	6,677,421
		TOTAL EATING AND DRINKING PLACES	12,279,396

ELECTRIC, GAS, AND SANITARY SERVICES - 3.33%
166,358		Exelon Corp	10,417,338
125,365		PG&E Corp	4,694,919
132,093		PPL Corp	4,890,083
119,326		Questar Corp	4,882,820
397,345	e	Xcel Energy, Inc	7,942,927
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	32,828,087

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.09%
68,686	*	Apple Computer, Inc	7,806,851
218,506	*	Broadcom Corp (Class A)	4,070,767
682,464	*	Cisco Systems, Inc	15,396,388

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
18,849	*	First Solar, Inc	$3,560,765
68,992		Gamesa Corp Tecnologica S.A.	2,363,801
53,169		Harris Corp	2,456,408
196,077		Honeywell International, Inc	8,146,999
545,125		Intel Corp	10,210,191
214,250	*	Marvell Technology Group Ltd	1,992,525
1,477	e*	Nortel Networks Corp	3,308
322,173		Qualcomm, Inc	13,843,774
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	69,851,777

ENGINEERING AND MANAGEMENT SERVICES - 0.34%
108,681	*	Shaw Group, Inc	3,339,767
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,339,767

FABRICATED METAL PRODUCTS - 0.27%
77,671	e	Pentair, Inc	2,685,086
		TOTAL FABRICATED METAL PRODUCTS	2,685,086

FOOD AND KINDRED PRODUCTS - 4.97%
246,804	e	Coca-Cola Co	13,050,996
150,112		General Mills, Inc	10,315,697
145,168		Kraft Foods, Inc (Class A)	4,754,252
146,551		PepsiCo, Inc	10,444,690
78,372	*	Ralcorp Holdings, Inc	5,283,057
187,327		Unilever plc	5,093,580
		TOTAL FOOD AND KINDRED PRODUCTS	48,942,272

FOOD STORES - 0.21%
77,018		Kroger Co	2,116,455
		TOTAL FOOD STORES	2,116,455

GENERAL BUILDING CONTRACTORS - 0.46%
279,910	e	Amec plc	3,210,677
2,383	e*	NVR, Inc	1,363,076
		TOTAL GENERAL BUILDING CONTRACTORS	4,573,753

GENERAL MERCHANDISE STORES - 2.82%
46,604	*	BJ's Wholesale Club, Inc	1,811,031
36,101		Costco Wholesale Corp	2,344,038
202,560		TJX Cos, Inc	6,182,131
291,568		Wal-Mart Stores, Inc	17,462,008
		TOTAL GENERAL MERCHANDISE STORES	27,799,208

HEALTH SERVICES - 2.10%
183,753		Cardinal Health, Inc	9,055,348
194,528	*	Medco Health Solutions, Inc	8,753,760
84,349	e	Mindray Medical International Ltd (ADR) (Class A)	2,845,092
		TOTAL HEALTH SERVICES	20,654,200

HOLDING AND OTHER INVESTMENT OFFICES - 0.93%
78,890	e	SPDR Trust Series 1	9,150,451
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	9,150,451

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 6.88%
56,516		Alstom RGPT	$4,290,094
193,568		Applied Materials, Inc	2,928,684
99,859		Deere & Co	4,943,020
371,989	*	EMC Corp	4,448,988
833,227		General Electric Co	21,247,289
336,675		Hewlett-Packard Co	15,567,852
123,197		International Business Machines Corp	14,409,121
7,400	m,v*	Seagate Technology	(0)
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	67,835,048

INSTRUMENTS AND RELATED PRODUCTS - 4.44%
147,737		Covidien Ltd	7,942,341
141,060		Emerson Electric Co	5,753,837
317,156		Johnson & Johnson	21,972,568
106,100		Medtronic, Inc	5,315,610
48,917	*	Teledyne Technologies, Inc	2,796,096
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	43,780,452

INSURANCE AGENTS, BROKERS AND SERVICE - 0.81%
176,773		AON Corp	7,947,714
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	7,947,714

INSURANCE CARRIERS - 3.16%
188,904		ACE Ltd	10,225,374
223,714		Aetna, Inc	8,078,312
107,740		Aflac, Inc	6,329,725
47,931		Assurant, Inc	2,636,205
49,023		Chubb Corp	2,691,363
51,298	*	Greenlight Capital Re Ltd (Class A)	1,179,341
		TOTAL INSURANCE CARRIERS	31,140,320

LEATHER AND LEATHER PRODUCTS - 0.27%
106,516	*	Coach, Inc	2,667,161
		TOTAL LEATHER AND LEATHER PRODUCTS	2,667,161

LEGAL SERVICES - 0.89%
120,932	*	FTI Consulting, Inc	8,736,128
		TOTAL LEGAL SERVICES	8,736,128

METAL MINING - 0.66%
105,238		Anglo American plc	3,554,904
80,965	e	Barrick Gold Corp	2,974,654
		TOTAL METAL MINING	6,529,558

MISCELLANEOUS RETAIL - 0.93%
271,906		CVS Corp	9,152,356
		TOTAL MISCELLANEOUS RETAIL	9,152,356

MOTION PICTURES - 0.78%
100	*	Ascent Media Corp (Series A)	2,441
116,988	*	Discovery Communications, Inc (Class A)	1,667,079
116,988	*	Discovery Communications, Inc (Class C)	1,656,550
335,167		Time Warner, Inc	4,394,039
		TOTAL MOTION PICTURES	7,720,109

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
OIL AND GAS EXTRACTION - 2.67%
138,517	*	Cameron International Corp	$5,338,445
170,123		Schlumberger Ltd	13,284,905
130,715		Smith International, Inc	7,665,128
		TOTAL OIL AND GAS EXTRACTION	26,288,478

PETROLEUM AND COAL PRODUCTS - 9.00%
48,570		Apache Corp	5,064,880
132,191		Cabot Oil & Gas Corp	4,777,383
183,685		Chevron Corp	15,150,339
85,303		ConocoPhillips	6,248,445
88,391		Devon Energy Corp	8,061,259
422,155		Exxon Mobil Corp	32,784,557
69,009		Hess Corp	5,664,259
163,264		Marathon Oil Corp	6,509,336
48,153		Petroleo Brasileiro S.A. (ADR)	2,116,324
45,111		Valero Energy Corp	1,366,863
19,738		Walter Industries, Inc	936,568
		TOTAL PETROLEUM AND COAL PRODUCTS	88,680,213

RAILROAD TRANSPORTATION - 0.97%
134,530		Union Pacific Corp	9,573,155
		TOTAL RAILROAD TRANSPORTATION	9,573,155

SECURITY AND COMMODITY BROKERS - 3.09%
36,648	e	BlackRock, Inc	7,128,036
67,144	e	Goldman Sachs Group, Inc	8,594,432
155,887		Lazard Ltd (Class A)	6,665,728
91,660		Merrill Lynch & Co, Inc	2,318,998
251,142	e	Morgan Stanley	5,776,266
		TOTAL SECURITY AND COMMODITY BROKERS	30,483,460

TOBACCO PRODUCTS - 1.67%
341,177		Philip Morris International, Inc	16,410,614
		TOTAL TOBACCO PRODUCTS	16,410,614

TRANSPORTATION EQUIPMENT - 1.68%
82,354		Goodrich Corp	3,425,926
58,741		Lockheed Martin Corp	6,442,125
125,688		Raytheon Co	6,725,565
		TOTAL TRANSPORTATION EQUIPMENT	16,593,616

WATER TRANSPORTATION - 0.07%
34,940	e	K-Sea Transportation Partners LP	702,643
		TOTAL WATER TRANSPORTATION	702,643

		TOTAL COMMON STOCKS	972,440,291
		(Cost $1,011,233,994)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

PRINCIPAL		ISSUER	VALUE
SHORT-TERM INVESTMENTS - 9.32%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.73%
$ 7,200,000		Federal Home Loan Bank (FHLB), 10/01/08	$7,200,000
			7,200,000

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.60%
84,652,629		State Street Navigator Securities Lending Prime Portfolio	84,652,629
			84,652,629

		TOTAL SHORT-TERM INVESTMENTS	91,852,629
		(Cost $91,852,629)

		TOTAL PORTFOLIO - 108.00%	1,064,292,920
		(Cost $1,103,086,623)
		OTHER ASSETS & LIABILITIES, NET - (8.00)%	(78,881,086)

		NET ASSETS - 100.00%	$985,411,834

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

		ABBREVIATION:
		ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCK - 98.33%

BUSINESS SERVICES - 2.00%
1,783,793	*	Autonomy Corp plc	$33,120,073
117	e	NTT Data Corp	462,561
988,513		WPP Group plc	7,995,645
		TOTAL BUSINESS SERVICES	41,578,279

CHEMICALS AND ALLIED PRODUCTS - 7.47%
4,328,356		Dabur India Ltd	8,506,108
390,200	e	Daiichi Sankyo Co Ltd	10,054,063
70,000	e	Eisai Co Ltd	2,733,497
1,198,222		Lanxess AG.	32,999,187
1,582,518		Reckitt Benckiser Group plc	76,728,193
28,224,000		Sinochem Hong Kong Holding Ltd	14,228,042
3,861,000		UBE Industries Ltd	10,410,500
		TOTAL CHEMICALS AND ALLIED PRODUCTS	155,659,590

COMMUNICATIONS - 3.12%
8,852,016		BT Group plc	25,662,438
1,967,509		Deutsche Telekom AG.	29,880,999
500	e	KDDI Corp	2,832,334
950		Nippon Telegraph & Telephone Corp	4,240,272
339		NTT DoCoMo, Inc	542,636
95,000		Singapore Telecommunications Ltd	217,145
737,070		Vodafone Group plc	1,627,767
		TOTAL COMMUNICATIONS	65,003,591

DEPOSITORY INSTITUTIONS - 11.68%
24,780		Australia & New Zealand Banking Group Ltd	382,832
355,000		Mitsui Trust Holdings, Inc	1,916,543
17,256	e	Commonwealth Bank of Australia	608,164
16,305		DBS Group Holdings Ltd	194,311
237,536		Deutsche Postbank AG.	8,997,835
1,815,345		HSBC Holdings plc	29,369,129
216,678		Julius Baer Holding AG.	10,775,487
90,076	e	Komercni Banka A.S.	20,352,759
1,990,500		Mitsubishi UFJ Financial Group, Inc	17,357,657
2,445	e	Mizuho Financial Group, Inc	10,692,343
22,173	e	National Australia Bank Ltd	447,505
36,000		Oversea-Chinese Banking Corp	181,764
12,741,560		Royal Bank of Scotland Group plc	41,103,190
21,252		Societe Generale	1,909,060
2,093	e	Sumitomo Mitsui Financial Group, Inc	13,122,397
4,991,795	*	UBS A.G.	85,321,903
16,000		United Overseas Bank Ltd	191,277

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
24,713	e	Westpac Banking Corp	$438,028
		TOTAL DEPOSITORY INSTITUTIONS	243,362,184

ELECTRIC, GAS, AND SANITARY SERVICES - 3.31%
132,200	e	Chubu Electric Power Co, Inc	3,114,995
5,995,947		Iberdrola S.A.	60,912,622
13,900	e	Kansai Electric Power Co, Inc	309,254
186,900	e	Tokyo Electric Power Co, Inc	4,598,563
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	68,935,434

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.34%
14,965,950		Hon Hai Precision Industry Co, Ltd	53,603,457
678,000	e	Hosiden Corp	9,765,657
80		Hoya Corp	1,587
2,300		Murata Manufacturing Co Ltd	92,852
37,000	e	Matsushita Electric Industrial Co Ltd	637,862
2,339,583		Smiths Group plc	42,424,522
151,700	e	Sony Corp	4,678,064
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	111,204,001

ENGINEERING AND MANAGEMENT SERVICES - 0.45%
184,641		Tecan Group AG.	9,285,450
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	9,285,450

FOOD AND KINDRED PRODUCTS - 5.62%
1,153,400	e	Asahi Breweries Ltd	20,215,100
1,074,576	e	Groupe Danone	76,221,696
32,904		SABMiller plc	642,440
646,400	e	Yakult Honsha Co Ltd	19,918,192
		TOTAL FOOD AND KINDRED PRODUCTS	116,997,428

FOOD STORES - 0.03%
26,388		Woolworths Ltd	581,274
		TOTAL FOOD STORES	581,274

GENERAL BUILDING CONTRACTORS - 1.70%
753,826		Vinci S.A.	35,517,328
		TOTAL GENERAL BUILDING CONTRACTORS	35,517,328

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.83%
577,953		SAIPEM EUR1	17,292,961
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	17,292,961

HOLDING AND OTHER INVESTMENT OFFICES - 5.55%
187,897		Saipem S.p.A.	8,441,777
1,062,776	e	iShares MSCI EAFE Index Fund	59,834,289
3,817,430	e	iShares MSCI Japan Index Fund	40,693,804
3,130,000	e	Japan Asia Investment Co Ltd	6,269,221
22		Nomura Real Estate Office Fund, Inc	150,335
18,850		Westfield Group	258,206
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	115,647,632

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
HOTELS AND OTHER LODGING PLACES - 1.78%
693,964	e	Accor S.A.	$37,062,204
		TOTAL HOTELS AND OTHER LODGING PLACES	37,062,204

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.97%
111,800		Canon, Inc	4,238,435
369,100	e	Daikin Industries Ltd	12,449,013
21,320	e	FUJIFILM Holdings Corp	549,648
124,334		GEA Group AG.	2,406,570
168,480		Komatsu Ltd	2,758,270
539,785		Krones AG.	26,843,594
230,773		Rheinmetall AG.	12,420,464
28,900		Sumitomo Heavy Industries Ltd	137,788
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	61,803,782

INSTRUMENTS AND RELATED PRODUCTS - 1.64%
414,134	e	Phonak Holding AG.	27,000,408
137,000		Terumo Corp	7,146,519
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	34,146,927

INSURANCE CARRIERS - 0.67%
102,239		Allianz AG.	14,016,787
		TOTAL INSURANCE CARRIERS	14,016,787

METAL MINING - 2.70%
614,070		Anglo American plc	20,743,076
46,928		BHP Billiton Ltd	1,214,056
2,421,550		MMC Norilsk Nickel (ADR)	33,827,932
6,288		Rio Tinto Ltd	423,699
		TOTAL METAL MINING	56,208,763

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.37%
18,400	e	Nintendo Co Ltd	7,804,797
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	7,804,797

MISCELLANEOUS RETAIL - 1.75%
4,668,000		Hutchison Whampoa Ltd	35,852,768
39,271		Origin Energy Ltd	507,954
		TOTAL MISCELLANEOUS RETAIL	36,360,722

NONDEPOSITORY INSTITUTIONS - 1.53%
26,126		ORIX Corp	3,271,184
264,269		Siemens AG.	24,650,218
807,519		Tullett Prebon plc	3,976,049
		TOTAL NONDEPOSITORY INSTITUTIONS	31,897,451

OIL AND GAS EXTRACTION - 2.27%
2,577,447		BG Group plc	46,744,712
12,273		Woodside Petroleum Ltd	495,226
		TOTAL OIL AND GAS EXTRACTION	47,239,938

PETROLEUM AND COAL PRODUCTS - 2.34%
5,354,686		BP plc	44,595,401
132,397		Royal Dutch Shell plc (A Shares)	3,823,681

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
6,011		Total S.A.	$365,168
		TOTAL PETROLEUM AND COAL PRODUCTS	48,784,250

PRIMARY METAL INDUSTRIES - 0.47%
74,000		Sumitomo Metal Industries Ltd	229,411
44,782	e	Vallourec	9,662,962
		TOTAL PRIMARY METAL INDUSTRIES	9,892,373

RAILROAD TRANSPORTATION - 1.54%
1,622		Central Japan Railway Co	15,294,678
144		East Japan Railway Co	1,073,899
1,116,243		Firstgroup plc	10,656,520
1,200		West Japan Railway Co	5,138,972
		TOTAL RAILROAD TRANSPORTATION	32,164,069

REAL ESTATE - 0.88%
18	e	City Developments Ltd	113
8,822	e	Kenedix, Inc	5,185,778
5,942	e	Risa Partners, Inc	4,852,563
377,000		Sumitomo Realty & Development Co Ltd	8,210,580
		TOTAL REAL ESTATE	18,249,034

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 8.02%
1,801,405		Bayer AG.	131,929,715
4,358,703		SSL International plc	35,144,307
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	167,074,022

SECURITY AND COMMODITY BROKERS - 7.49%
687,691		Credit Suisse Group	32,116,512
986,710		Deutsche Boerse AG.	90,294,248
1,994,700		Hong Kong Exchanges and Clearing Ltd	24,567,552
2,058,000	e	Singapore Exchange Ltd	8,965,000
		TOTAL SECURITY AND COMMODITY BROKERS	155,943,312

SERVICES, NOT ELSEWHERE CLASSIFIED - 0.04%
20,000	e	Oracle Corp Japan	910,241
		TOTAL SERVICES, NOT ELSEWHERE CLASSIFIED	910,241

STONE, CLAY, AND GLASS PRODUCTS - 2.75%
10,932,000	e	Nippon Sheet Glass Co Ltd	56,614,841
2,964,054	*	Zhejiang Glass Co Ltd	746,214
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	57,361,055

TOBACCO PRODUCTS - 1.39%
55,701		British American Tobacco plc	1,818,486
27,977,896		Huabao International Holdings Ltd	21,505,210
1,500		Japan Tobacco, Inc	5,653,623
		TOTAL TOBACCO PRODUCTS	28,977,319

TRANSPORTATION EQUIPMENT - 3.72%
12,760	e	Denso Corp	312,975
4,326,230	e	Fiat S.p.A.	58,135,588
312,500	e	Honda Motor Co Ltd	9,478,986

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
47,900	e	Modec, Inc	$1,129,107
197,600	e	Toyota Motor Corp	8,447,889
		TOTAL TRANSPORTATION EQUIPMENT	77,504,545

TRUCKING AND WAREHOUSING - 2.98%
2,974,411		Deutsche Post AG.	62,059,625
		TOTAL TRUCKING AND WAREHOUSING	62,059,625

WATER TRANSPORTATION - 0.08%
200,000	e	Mitsui OSK Lines Ltd	1,737,670
		TOTAL WATER TRANSPORTATION	1,737,670

WHOLESALE TRADE-DURABLE GOODS - 0.98%
500,010	e	Mitsubishi Corp	10,430,283
328,000		Mitsui & Co Ltd	4,071,896
629,450	e	Sumitomo Corp	5,868,895
		TOTAL WHOLESALE TRADE-DURABLE GOODS	20,371,074

WHOLESALE TRADE-NONDURABLE GOODS - 2.87%
13,396,612		Foster's Group Ltd	59,853,241
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	59,853,241

		TOTAL COMMON STOCK
		(Cost $2,611,792,032)	2,048,488,353

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 20.66%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.95%
$ 82,260,000		Federal Home Loan Bank (FHLB), 10/01/08	82,260,000
			82,260,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -16.71%
348,108,847		State Street Navigator Securities Lending Prime Portfolio	348,108,847
			348,108,847

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $430,368,619)	430,368,847

		TOTAL PORTFOLIO - 118.99%
		(Cost $3,042,160,651)	2,478,857,200

		OTHER ASSETS & LIABILITIES, NET - (18.99)%	(395,561,957)

		NET ASSETS - 100.00%	$2,083,295,243

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.

		The following abbreviations are used in portfolio descriptions:
		ADR - American Depositary Receipt
		plc - Public Limited Company

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SUMMARY OF MARKET VALUES BY COUNTRY INTERNATIONAL EQUITY FUND September 30, 2008
		% OF
		TOTAL
COUNTRY	VALUE	PORTFOLIO
DOMESTIC
UNITED STATES OF AMERICA	$490,203,136	19.78%
TOTAL DOMESTIC	490,203,136	19.78

FOREIGN
AUSTRALIA	65,210,185	2.63
CHINA	36,479,466	1.47
CZECH REPUBLIC	20,352,759	0.82
FINLAND	160,738,418	6.48
GERMANY	436,499,241	17.61
HONG KONG	60,420,320	2.44
INDIA	8,506,108	0.34
ITALY	75,428,549	3.04
JAPAN	367,808,231	14.84
RUSSIA	33,827,932	1.37
SINGAPORE	9,749,610	0.39
SPAIN	60,912,622	2.46
SWITZERLAND	172,941,537	6.98
TAIWAN	53,603,457	2.16
UNITED KINGDOM	426,175,629	17.19
TOTAL FOREIGN	1,988,654,064	80.22
TOTAL PORTFOLIO	$2,478,857,200	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 102.66%

AMUSEMENT AND RECREATION SERVICES - 2.42%
28,700		Nintendo Co Ltd	$12,173,786
		TOTAL AMUSEMENT AND RECREATION SERVICES	12,173,786

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.10%
19,531	*	O'Reilly Automotive, Inc	522,845
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	522,845

BUSINESS SERVICES - 15.35%
199,654	*	Adobe Systems, Inc	7,880,343
153,572	e*	Akamai Technologies, Inc	2,678,296
714,369	*	eBay, Inc	15,987,578
1,285,449		Experian Group Ltd	8,519,205
48,791	*	Google, Inc (Class A)	19,541,771
338,381	*	Intuit, Inc	10,696,223
344,912	*	Oracle Corp	7,005,163
79,554		Visa, Inc (Class A)	4,883,820
		TOTAL BUSINESS SERVICES	77,192,399

CHEMICALS AND ALLIED PRODUCTS - 21.75%
266,828		Abbott Laboratories	15,363,956
83,247		Air Products & Chemicals, Inc	5,701,587
88,774	*	Amgen, Inc	5,261,635
324,060		Avon Products, Inc	13,471,174
69,778	e	Clorox Co	4,374,383
53,156		Colgate-Palmolive Co	4,005,305
105,060	e	Estee Lauder Cos (Class A)	5,243,545
51,019	*	Genentech, Inc	4,524,365
389,372	*	Gilead Sciences, Inc	17,747,576
157,859		Monsanto Co	15,624,884
134,243	e*	Mylan Laboratories, Inc	1,533,055
23,459		Praxair, Inc	1,682,949
324,336	e	Teva Pharmaceutical Industries Ltd (ADR)	14,851,345
		TOTAL CHEMICALS AND ALLIED PRODUCTS	109,385,759

COMMUNICATIONS - 1.57%
219,065	*	American Tower Corp (Class A)	7,879,768
		TOTAL COMMUNICATIONS	7,879,768

DEPOSITORY INSTITUTIONS - 3.11%
164,604		Bank of New York Mellon Corp	5,362,798
127,369		Citigroup, Inc	2,612,338
29,104		First Horizon National Corp	272,413
54,143		JPMorgan Chase & Co	2,528,478
198,123		Western Union Co	4,887,694
		TOTAL DEPOSITORY INSTITUTIONS	15,663,721

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
EDUCATIONAL SERVICES - 0.77%
65,736	e*	Apollo Group, Inc (Class A)	$3,898,145
		TOTAL EDUCATIONAL SERVICES	3,898,145

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 12.92%
199,506		Altera Corp	4,125,784
72,644	*	Apple Computer, Inc	8,256,717
526,186	*	Cisco Systems, Inc	11,870,756
116,761		Honeywell International, Inc	4,851,420
445,727	e	Intel Corp	8,348,467
544,660	e*	Marvell Technology Group Ltd	5,065,338
117,398	e*	NetApp, Inc	2,140,166
299,658		Qualcomm, Inc	12,876,304
104,529	*	Research In Motion Ltd	7,139,331
552,226	e*	Sirius XM Radio, Inc	314,769
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	64,989,052

ENGINEERING AND MANAGEMENT SERVICES - 2.57%
125,462	*	Celgene Corp	7,939,235
91,393	*	Jacobs Engineering Group, Inc	4,963,554
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	12,902,789

FOOD AND KINDRED PRODUCTS - 3.19%
137,766		H.J. Heinz Co	6,884,167
128,377		PepsiCo, Inc	9,149,429
		TOTAL FOOD AND KINDRED PRODUCTS	16,033,596

GENERAL MERCHANDISE STORES - 3.34%
138,081		Macy's, Inc	2,482,696
304,613	e	TJX Cos, Inc	9,296,789
83,554		Wal-Mart Stores, Inc	5,004,049
		TOTAL GENERAL MERCHANDISE STORES	16,783,534

HOLDING AND OTHER INVESTMENT OFFICES - 1.49%
153,915		iShares Russell 1000 Growth Index Fund	7,472,573
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,472,573

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.53%
404,841		Applied Materials, Inc	6,125,244
251,559		Hewlett-Packard Co	11,632,088
6,200	m,v*	Seagate Technology	(0)
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	17,757,332

INSTRUMENTS AND RELATED PRODUCTS - 6.25%
232,079	*	Agilent Technologies, Inc	6,883,463
93,004		Allergan, Inc	4,789,706
193,979		Emerson Electric Co	7,912,403
126,793	e*	Flir Systems, Inc	4,871,387
7,802	*	Intuitive Surgical, Inc	1,880,126
89,238	e	Roper Industries, Inc	5,082,997
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	31,420,082

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
INSURANCE CARRIERS - 2.24%
192,022		Aflac, Inc	$11,281,293
		TOTAL INSURANCE CARRIERS	11,281,293

METAL MINING - 0.18%
27,580		Anglo American plc	931,643
		TOTAL METAL MINING	931,643

MISCELLANEOUS RETAIL - 4.11%
18,467	*	Amazon.com, Inc	1,343,659
310,244		CVS Corp	10,442,813
395,232	e	Staples, Inc	8,892,720
		TOTAL MISCELLANEOUS RETAIL	20,679,192

MOTION PICTURES - 1.04%
400,875	e	Time Warner, Inc	5,255,471
		TOTAL MOTION PICTURES	5,255,471

OIL AND GAS EXTRACTION - 4.87%
331,386	*	Denbury Resources, Inc	6,309,589
80,814	*	Nabors Industries Ltd	2,013,885
123,404	*	National Oilwell Varco, Inc	6,198,583
127,729		Schlumberger Ltd	9,974,358
		TOTAL OIL AND GAS EXTRACTION	24,496,415

PETROLEUM AND COAL PRODUCTS - 1.79%
32,486		Apache Corp	3,387,640
61,480		Devon Energy Corp	5,606,976
		TOTAL PETROLEUM AND COAL PRODUCTS	8,994,616

PRIMARY METAL INDUSTRIES - 2.20%
332,034		Corning, Inc	5,193,012
74,494		Precision Castparts Corp	5,868,637
		TOTAL PRIMARY METAL INDUSTRIES	11,061,649

SECURITY AND COMMODITY BROKERS - 4.83%
504,290	e	Charles Schwab Corp	13,111,540
13,562		CME Group, Inc	5,038,419
28,427		Franklin Resources, Inc	2,505,272
13,400	e	Goldman Sachs Group, Inc	1,715,200
44,890		Lazard Ltd (Class A)	1,919,496
		TOTAL SECURITY AND COMMODITY BROKERS	24,289,927

TRANSPORTATION EQUIPMENT - 0.96%
43,951		Lockheed Martin Corp	4,820,106
		TOTAL TRANSPORTATION EQUIPMENT	4,820,106

TRUCKING AND WAREHOUSING - 1.11%
88,605		United Parcel Service, Inc (Class B)	5,572,369
		TOTAL TRUCKING AND WAREHOUSING	5,572,369

WATER TRANSPORTATION - 0.97%
138,189	e	Carnival Corp	4,884,981
		TOTAL WATER TRANSPORTATION	4,884,981

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

			VALUE
		TOTAL COMMON STOCKS	$516,343,043
		(Cost $572,430,304)

SHORT-TERM INVESTMENTS - 10.88%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.88%
54,720,145		State Street Navigator Securities Lending Prime Portfolio	54,720,145
			54,720,145

		TOTAL SHORT-TERM INVESTMENTS	54,720,145
		(Cost $54,720,145)

		TOTAL PORTFOLIO - 113.54%	571,063,188
		(Cost $627,150,449)
		OTHER ASSETS & LIABILITIES, NET - (13.54)%	(68,104,871)

		NET ASSETS - 100.00%	$502,958,317

	*	Non-income producing.
	e	All or a portion of these securities are out on loan
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

		ABBREVIATION:
		ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.92%

AMUSEMENT AND RECREATION SERVICES - 0.77%
121,800	*	Penn National Gaming, Inc	$3,236,226
138,464		Walt Disney Co	4,249,460
		TOTAL AMUSEMENT AND RECREATION SERVICES	7,485,686

APPAREL AND ACCESSORY STORES - 0.74%
271,147	e	American Eagle Outfitters, Inc	4,134,992
67,318	*	Kohl's Corp	3,102,013
		TOTAL APPAREL AND ACCESSORY STORES	7,237,005

APPAREL AND OTHER TEXTILE PRODUCTS - 0.92%
4,023	e	Liz Claiborne, Inc	66,098
115,826		VF Corp	8,954,508
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	9,020,606

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.63%
501,546		Home Depot, Inc	12,985,026
122,708		Lowe's Cos, Inc	2,906,953
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	15,891,979

BUSINESS SERVICES - 0.57%
191,033	e*	Cavium Networks, Inc	2,689,745
67,522	*	Symantec Corp	1,322,081
79,957	e*	Temenos Group AG.	1,524,249
		TOTAL BUSINESS SERVICES	5,536,075

CHEMICALS AND ALLIED PRODUCTS - 11.81%
106,543		Abbott Laboratories	6,134,746
207,731		Alberto-Culver Co	5,658,592
243,130	*	Amgen, Inc	14,410,315
85,349		Avon Products, Inc	3,547,958
51,699		Bristol-Myers Squibb Co	1,077,924
201,728		Celanese Corp (Series A)	5,630,228
115,648		Clorox Co	7,249,973
24,777	e	Dow Chemical Co	787,413
36,433		Du Pont (E.I.) de Nemours & Co	1,468,250
51,596		Eli Lilly & Co	2,271,772
21,609	*	Genentech, Inc	1,916,286
215,598		Merck & Co, Inc	6,804,273
562,191	e*	Mylan Laboratories, Inc	6,420,221
788,527		Pfizer, Inc	14,540,438
250,420		Procter & Gamble Co	17,451,770
172,774		Teva Pharmaceutical Industries Ltd (ADR)	7,911,321
326,282		Wyeth	12,052,857
		TOTAL CHEMICALS AND ALLIED PRODUCTS	115,334,337

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
COAL MINING - 0.55%
74,840	e*	Alpha Natural Resources, Inc	$3,849,021
34,822		Peabody Energy Corp	1,566,990
		TOTAL COAL MINING	5,416,011

COMMUNICATIONS - 5.51%
835,229		AT&T, Inc	23,319,594
437,489		Comcast Corp (Class A)	8,587,909
8,912	e	Fairpoint Communications, Inc	77,267
726,569	e*	SONAECOM - SGPS S.A.	1,720,177
568,275		Sprint Nextel Corp	3,466,477
118,317	e	Time Warner Cable, Inc (Class A)	2,863,271
15,434,995	v*	True Corp PCL	1,420,242
385,832		Verizon Communications, Inc	12,381,349
		TOTAL COMMUNICATIONS	53,836,286

DEPOSITORY INSTITUTIONS - 15.79%
647,325		AMMB Holdings BHD	561,304
605,281		Bank of America Corp	21,184,835
316,331		Bank of New York Mellon Corp	10,306,064
42,700	e	Bank of the Ryukyus Ltd	362,331
1,056,134		Citigroup, Inc	21,661,308
471,209	e	First Horizon National Corp	4,410,520
629,404		JPMorgan Chase & Co	29,393,167
61,816		PNC Financial Services Group, Inc	4,617,655
26,686		Societe Generale	2,397,195
95,533		State Street Corp	5,433,917
82,906	e	SunTrust Banks, Inc	3,729,941
821,808	e	TCF Financial Corp	14,792,544
320,693	e*	UBS AG.	5,624,955
309,390	e	US Bancorp	11,144,228
302,857	e	Wachovia Corp	1,059,999
464,699		Wells Fargo & Co	17,440,153
		TOTAL DEPOSITORY INSTITUTIONS	154,120,116

EATING AND DRINKING PLACES - 1.03%
351,053		Darden Restaurants, Inc	10,050,647
		TOTAL EATING AND DRINKING PLACES	10,050,647

ELECTRIC, GAS, AND SANITARY SERVICES - 5.59%
36,973		Allegheny Energy, Inc	1,359,497
1,080,534	*	Allied Waste Industries, Inc	12,004,733
38,722	e	Consolidated Edison, Inc	1,663,497
203,783		Constellation Energy Group, Inc	4,951,927
16,228	e	Dominion Resources, Inc	694,234
181,057		Duke Energy Corp	3,155,824
29,853		Exelon Corp	1,869,395
46,963		FirstEnergy Corp	3,146,051
68,796		FPL Group, Inc	3,460,439
6,133		MDU Resources Group, Inc	177,857
100,576		PG&E Corp	3,766,571
185,141		PPL Corp	6,853,920
44,000		Progress Energy, Inc	1,897,720
139,434		Public Service Enterprise Group, Inc	4,572,041

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
84,447		Questar Corp	$3,455,571
3,632		Southern Union Co	75,001
73,349		Xcel Energy, Inc	1,466,247
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	54,570,525

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.07%
627,035		Maxim Integrated Products, Inc	11,349,333
55,990	*	MEMC Electronic Materials, Inc	1,582,277
570,747	*	Micron Technology, Inc	2,311,525
853,895		Motorola, Inc	6,096,810
14,791	*	NetApp, Inc	269,640
118,088		Qualcomm, Inc	5,074,241
168,805		RadioShack Corp	2,916,950
17,008,045		Solomon Systech International Ltd	381,270
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	29,982,046

ENGINEERING AND MANAGEMENT SERVICES - 0.63%
408	*	Affymax, Inc	8,099
203,461	e*	Genpact Ltd	2,113,960
66,946	*	Shaw Group, Inc	2,057,251
53,026	*	URS Corp	1,944,463
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,123,773

FABRICATED METAL PRODUCTS - 0.61%
134,209	e	Illinois Tool Works, Inc	5,965,590
		TOTAL FABRICATED METAL PRODUCTS	5,965,590

FOOD AND KINDRED PRODUCTS - 3.51%
169,978		Coca-Cola Co	8,988,437
170,324	e	Hershey Co	6,734,611
78,589		Kellogg Co	4,408,843
78,271		Kraft Foods, Inc (Class A)	2,563,375
33,803		Pepsi Bottling Group, Inc	986,034
69,480		PepsiCo, Inc	4,951,840
63,635	*	Smithfield Foods, Inc	1,010,524
383,591		Tyson Foods, Inc (Class A)	4,580,077
		TOTAL FOOD AND KINDRED PRODUCTS	34,223,741

FOOD STORES - 0.12%
43,645		Kroger Co	1,199,365
		TOTAL FOOD STORES	1,199,365

FORESTRY - 0.61%
125,183		Rayonier, Inc	5,927,415
		TOTAL FORESTRY	5,927,415

FURNITURE AND FIXTURES - 0.51%
278,864	e	Masco Corp	5,002,820
		TOTAL FURNITURE AND FIXTURES	5,002,820

GENERAL BUILDING CONTRACTORS - 0.30%
112,268	e	Ryland Group, Inc	2,977,347
		TOTAL GENERAL BUILDING CONTRACTORS	2,977,347

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 0.50%
269,638		Macy's, Inc	$4,848,091
		TOTAL GENERAL MERCHANDISE STORES	4,848,091

HEALTH SERVICES - 0.62%
326,770	*	Healthsouth Corp	6,022,371
		TOTAL HEALTH SERVICES	6,022,371

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.00% **
18	*	Foster Wheeler Ltd	650
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	650

HOLDING AND OTHER INVESTMENT OFFICES - 1.35%
422,163	e	Blackstone Group LP	6,475,980
12,404	e	Boston Properties, Inc	1,161,759
11	e	Cross Timbers Royalty Trust	508
40,002	e	Kimco Realty Corp	1,477,674
60,167	e	Plum Creek Timber Co, Inc	2,999,927
10,635	e	Simon Property Group, Inc	1,031,595
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	13,147,443

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.21%
502,819	*	Brocade Communications Systems, Inc	2,926,407
1,568,183		General Electric Co	39,988,666
174,629		Hewlett-Packard Co	8,074,845
116,612		Rockwell Automation, Inc	4,354,292
70,000	*	Terex Corp	2,136,400
195,927	*	Verigy Ltd	3,189,692
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	60,670,302

INSTRUMENTS AND RELATED PRODUCTS - 1.88%
125,081		Covidien Ltd	6,724,355
147,590		Johnson & Johnson	10,225,035
26,002	*	Thermo Electron Corp	1,430,110
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	18,379,500

INSURANCE CARRIERS - 7.58%
91,576		ACE Ltd	4,957,009
1,248		Aegon NV	10,957
238,648		Aetna, Inc	8,617,579
52,558		Allstate Corp	2,423,975
14,569		Aspen Insurance Holdings Ltd	400,647
98,268		Axis Capital Holdings Ltd	3,116,078
145,082		Lincoln National Corp	6,210,960
80,359		Max Re Capital Ltd	1,866,740
110,555		Platinum Underwriters Holdings Ltd	3,922,491
103,243	e	Principal Financial Group	4,490,038
146,713		Prudential Financial, Inc	10,563,336
199,262		Travelers Cos, Inc	9,006,642
311,072		UnitedHealth Group, Inc	7,898,118
588,355	e	XL Capital Ltd (Class A)	10,555,089
		TOTAL INSURANCE CARRIERS	74,039,659

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
METAL MINING - 0.12%
34,685		Anglo American plc	$1,171,648
		TOTAL METAL MINING	1,171,648

MISCELLANEOUS RETAIL - 0.77%
222,624		CVS Corp	7,493,524
		TOTAL MISCELLANEOUS RETAIL	7,493,524

MOTION PICTURES - 1.56%
114,683		News Corp (Class A)	1,375,049
1,057,023		Time Warner, Inc	13,857,572
		TOTAL MOTION PICTURES	15,232,621

NONDEPOSITORY INSTITUTIONS - 0.43%
418,345	e	Federal National Mortgage Association	640,068
120,620		Textron, Inc	3,531,754
		TOTAL NONDEPOSITORY INSTITUTIONS	4,171,822

OIL AND GAS EXTRACTION - 2.78%
26,170		Anadarko Petroleum Corp	1,269,507
114,810		BJ Services Co	2,196,315
102,000	e	Chesapeake Energy Corp	3,657,720
27,786	e	Diamond Offshore Drilling, Inc	2,863,625
2,071	*	Plains Exploration & Production Co	72,816
52,951		Range Resources Corp	2,270,009
91,369		Smith International, Inc	5,357,878
202,163		XTO Energy, Inc	9,404,623
		TOTAL OIL AND GAS EXTRACTION	27,092,493

PAPER AND ALLIED PRODUCTS - 1.70%
221,800	e	International Paper Co	5,806,724
41,013		Kimberly-Clark Corp	2,659,283
125,771	e	MeadWestvaco Corp	2,931,722
11,930	e	Mondi Ltd	62,291
10,183	*	Smurfit-Stone Container Corp	47,860
171,942		Sonoco Products Co	5,103,239
		TOTAL PAPER AND ALLIED PRODUCTS	16,611,119

PETROLEUM AND COAL PRODUCTS - 10.87%
64,082		Apache Corp	6,682,471
111,726		Cabot Oil & Gas Corp	4,037,778
419,208		Chevron Corp	34,576,276
97,562		ConocoPhillips	7,146,417
43,415		Devon Energy Corp	3,959,448
308,396		Exxon Mobil Corp	23,950,033
361,988		Marathon Oil Corp	14,432,462
67,582		Occidental Petroleum Corp	4,761,152
112,431		Petroleo Brasileiro S.A. (ADR)	4,941,342
83,147	e*	SandRidge Energy, Inc	1,629,681
		TOTAL PETROLEUM AND COAL PRODUCTS	106,117,060

PIPELINES, EXCEPT NATURAL GAS - 0.03%
12,081		Spectra Energy Corp	287,528
		TOTAL PIPELINES, EXCEPT NATURAL GAS	287,528

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
PRINTING AND PUBLISHING - 0.14%
81,746	e	Gannett Co, Inc	$1,382,325
		TOTAL PRINTING AND PUBLISHING	1,382,325

REAL ESTATE - 0.08%
1,640,472	*	Unitech Corporate Parks plc	811,730
		TOTAL REAL ESTATE	811,730

SECURITY AND COMMODITY BROKERS - 4.57%
86,626	e	Charles Schwab Corp	2,252,276
61,829		Franklin Resources, Inc	5,448,990
121,316		Goldman Sachs Group, Inc	15,528,448
194,866		Legg Mason, Inc	7,416,600
201,466		Merrill Lynch & Co, Inc	5,097,090
243,796	e	Morgan Stanley	5,607,308
147,478		SEI Investments Co	3,274,012
		TOTAL SECURITY AND COMMODITY BROKERS	44,624,724

TRANSPORTATION EQUIPMENT - 0.82%
341,085	e*	Ford Motor Co	1,773,642
102,255		Northrop Grumman Corp	6,190,518
		TOTAL TRANSPORTATION EQUIPMENT	7,964,160

TRANSPORTATION SERVICES - 0.44%
250,411		UTI Worldwide, Inc	4,261,995
		TOTAL TRANSPORTATION SERVICES	4,261,995

WATER TRANSPORTATION - 0.34%
160,729	e	Royal Caribbean Cruises Ltd	3,335,127
		TOTAL WATER TRANSPORTATION	3,335,127

WHOLESALE TRADE-DURABLE GOODS - 0.22%
65,310		BorgWarner, Inc	2,140,209
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,140,209

WHOLESALE TRADE-NONDURABLE GOODS - 2.64%
285,902		Cardinal Health, Inc	14,089,251
104,885	*	Dean Foods Co	2,450,114
326,746		Unilever NV	9,201,167
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	25,740,532

		TOTAL COMMON STOCKS	975,448,003
		(Cost $1,142,169,146)

SHORT-TERM INVESTMENTS - 12.42%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 12.42%
121,271,866		State Street Navigator Securities Lending Prime Portfolio	121,271,866
			121,271,866

		TOTAL SHORT-TERM INVESTMENTS	121,271,866
		(Cost $121,271,866)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

		VALUE
	TOTAL PORTFOLIO - 112.34%	$1,096,719,869
	(Cost $1,263,441,012)
	OTHER ASSETS & LIABILITIES, NET - (12.34)%	(120,466,608)

	NET ASSETS - 100.00%	$976,253,261

*	Non-income producing.
**	Percentage represents less than 0.01%.
e	All or a portion of these securities are out on loan.
v	Security valued at fair value.

	ABBREVIATION:
	ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.67%

AMUSEMENT AND RECREATION SERVICES - 0.62%
187,660	e	World Wrestling Entertainment, Inc (Class A)	$2,901,224
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,901,224

APPAREL AND ACCESSORY STORES - 0.96%
204,636	e*	Hanesbrands, Inc	4,450,833
		TOTAL APPAREL AND ACCESSORY STORES	4,450,833

APPAREL AND OTHER TEXTILE PRODUCTS - 1.85%
74,001		Guess ?, Inc	2,574,495
63,566		Phillips-Van Heusen Corp	2,409,787
54,410	e	Polo Ralph Lauren Corp (Class A)	3,625,882
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	8,610,164

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.06%
129,833	*	Copart, Inc	4,933,654
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	4,933,654

BUSINESS SERVICES - 12.31%
347,804	*	Activision Blizzard, Inc	5,366,616
56,868	*	Alliance Data Systems Corp	3,604,294
154,631	*	Amdocs Ltd	4,233,797
244,090	*	Autonomy Corp plc	4,532,072
198,160		Aveva Group plc	4,085,947
76,592	*	CACI International, Inc (Class A)	3,837,259
279,775	e*	Cavium Networks, Inc	3,939,232
61,602	e*	Cerner Corp	2,749,913
160,038	e*	Data Domain, Inc	3,564,046
130,503	*	Electronic Arts, Inc	4,827,306
86,969	e*	Focus Media Holding Ltd (ADR)	2,479,486
52,848	*	Juniper Networks, Inc	1,113,507
51,066		Omnicom Group, Inc	1,969,105
152,523	e*	Salesforce.com, Inc	7,382,113
117,500	*	Sybase, Inc	3,597,850
		TOTAL BUSINESS SERVICES	57,282,543

CHEMICALS AND ALLIED PRODUCTS - 9.33%
175,698		Avon Products, Inc	7,303,766
109,508		Celanese Corp (Series A)	3,056,368
86,408	e*	Cephalon, Inc	6,695,756
41,935		Church & Dwight Co, Inc	2,603,744
154,640		Ecolab, Inc	7,503,133
87,860	*	Hospira, Inc	3,356,252
233,517	e*	Mylan Laboratories, Inc	2,666,764
58,739	e	Shire plc (ADR)	2,804,787

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
251,767	e*	VCA Antech, Inc	$7,419,574
		TOTAL CHEMICALS AND ALLIED PRODUCTS	43,410,144

COAL MINING - 2.36%
25,977	*	Alpha Natural Resources, Inc	1,335,997
38,365		Arch Coal, Inc	1,261,825
98,223		Consol Energy, Inc	4,507,454
85,726		Peabody Energy Corp	3,857,670
		TOTAL COAL MINING	10,962,946

COMMUNICATIONS - 1.58%
142,897	*	American Tower Corp (Class A)	5,140,005
76,020	*	Crown Castle International Corp	2,202,299
		TOTAL COMMUNICATIONS	7,342,304

EATING AND DRINKING PLACES - 1.43%
203,816		Yum! Brands, Inc	6,646,440
		TOTAL EATING AND DRINKING PLACES	6,646,440

ELECTRIC, GAS, AND SANITARY SERVICES - 4.58%
323,318	*	Covanta Holding Corp	7,740,233
67,399	e*	NRG Energy, Inc	1,668,125
182,922		PPL Corp	6,771,773
87,249	*	Stericycle, Inc	5,139,839
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	21,319,970

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.18%
174,200		Analog Devices, Inc	4,590,170
87,746	*	Avnet, Inc	2,161,184
214,672	*	Broadcom Corp (Class A)	3,999,339
11,009	e*	First Solar, Inc	2,079,710
155,690		Harris Corp	7,192,878
121,419	e*	JA Solar Holdings Co Ltd (ADR)	1,284,613
59,409		L-3 Communications Holdings, Inc	5,841,093
320,781	*	Marvell Technology Group Ltd	2,983,263
186,652		Maxim Integrated Products, Inc	3,378,401
119,344	*	MEMC Electronic Materials, Inc	3,372,662
428,632	e*	ON Semiconductor Corp	2,897,552
105,244		Tyco Electronics Ltd	2,911,049
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	42,691,914

ENGINEERING AND MANAGEMENT SERVICES - 2.65%
36,247	e*	Celgene Corp	2,293,710
81,196	*	McDermott International, Inc	2,074,558
72,568	e	Quest Diagnostics, Inc	3,749,589
105,749	e*	Savient Pharmaceuticals, Inc	1,576,718
85,730	*	Shaw Group, Inc	2,634,483
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	12,329,058

FOOD AND KINDRED PRODUCTS - 2.28%
201,664	*	Darling International, Inc	2,240,487
101,505		McCormick & Co, Inc	3,902,867
66,335	e*	Ralcorp Holdings, Inc	4,471,642
		TOTAL FOOD AND KINDRED PRODUCTS	10,614,996

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
FURNITURE AND HOMEFURNISHINGS STORES - 0.86%
116,810	*	GameStop Corp (Class A)	$3,996,070
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	3,996,070

GENERAL MERCHANDISE STORES - 2.83%
142,242	e*	Big Lots, Inc	3,958,595
66,502		Costco Wholesale Corp	4,317,975
160,495		TJX Cos, Inc	4,898,307
		TOTAL GENERAL MERCHANDISE STORES	13,174,877

HEALTH SERVICES - 3.79%
97,486		Cigna Corp	3,312,574
74,423	*	DaVita, Inc	4,242,855
72,290	*	Express Scripts, Inc	5,336,448
124,971	e*	Psychiatric Solutions, Inc	4,742,650
		TOTAL HEALTH SERVICES	17,634,527

HOLDING AND OTHER INVESTMENT OFFICES - 4.59%
160,565	e	Consumer Discretionary Select Sector SPDR Fund	4,479,764
388,950	e	iShares Russell Midcap Growth Index Fund	16,892,099
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	21,371,863

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.35%
19,580		Flowserve Corp	1,738,117
98,144		ITT Industries, Inc	5,457,788
55,037		Joy Global, Inc	2,484,370
151,684	e	Manitowoc Co, Inc	2,358,686
332,212	e*	Netezza Corp	3,524,769
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	15,563,730

INSTRUMENTS AND RELATED PRODUCTS - 8.03%
72,432	*	Agilent Technologies, Inc	2,148,333
69,754		Allergan, Inc	3,592,331
59,770	e*	Flir Systems, Inc	2,296,363
155,026	*	Illumina, Inc	6,283,204
13,161	*	Intuitive Surgical, Inc	3,171,538
84,410	e*	NuVasive, Inc	4,163,945
91,015		Rockwell Collins, Inc	4,376,911
160,478	*	St. Jude Medical, Inc	6,979,188
168,134	e*	Trimble Navigation Ltd	4,347,945
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	37,359,758

INSURANCE CARRIERS - 0.24%
47,706	*	Health Net, Inc	1,125,862
		TOTAL INSURANCE CARRIERS	1,125,862

JUSTICE, PUBLIC ORDER AND SAFETY - 2.14%
400,302	*	Corrections Corp of America	9,947,505
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	9,947,505

LEATHER AND LEATHER PRODUCTS - 0.91%
168,226	*	Coach, Inc	4,212,379
		TOTAL LEATHER AND LEATHER PRODUCTS	4,212,379

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
LEGAL SERVICES - 0.66%
42,328	*	FTI Consulting, Inc	$3,057,775
		TOTAL LEGAL SERVICES	3,057,775

METAL MINING - 0.92%
42,368		Barrick Gold Corp	1,556,600
47,661		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,709,528
		TOTAL METAL MINING	4,266,128

MISCELLANEOUS RETAIL - 0.57%
135,662	e*	Dick's Sporting Goods, Inc	2,656,262
		TOTAL MISCELLANEOUS RETAIL	2,656,262

MOTION PICTURES - 0.84%
12,726	*	Ascent Media Corp (Series A)	310,642
127,265	e*	Discovery Communications, Inc (Class A)	1,813,526
127,265	*	Discovery Communications, Inc (Class C)	1,802,072
		TOTAL MOTION PICTURES	3,926,240

NONDEPOSITORY INSTITUTIONS - 0.52%
194,440	e	CapitalSource, Inc	2,391,612
		TOTAL NONDEPOSITORY INSTITUTIONS	2,391,612

NONMETALLIC MINERALS, EXCEPT FUELS - 0.41%
36,579		Compass Minerals International, Inc	1,916,374
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,916,374

OIL AND GAS EXTRACTION - 9.98%
298,579	*	Denbury Resources, Inc	5,684,944
105,177		Equitable Resources, Inc	3,857,892
52,566	*	National Oilwell Varco, Inc	2,640,390
114,508		Noble Corp	5,026,901
48,730	e	Pioneer Natural Resources Co	2,547,604
73,459		Range Resources Corp	3,149,187
94,312		Saipem S.p.A.	2,821,914
125,728		Smith International, Inc	7,372,690
198,249	*	Southwestern Energy Co	6,054,525
123,882	*	Weatherford International Ltd	3,114,394
89,087	e	XTO Energy, Inc	4,144,327
		TOTAL OIL AND GAS EXTRACTION	46,414,768

PRIMARY METAL INDUSTRIES - 1.53%
90,589		Precision Castparts Corp	7,136,601
		TOTAL PRIMARY METAL INDUSTRIES	7,136,601

REAL ESTATE - 0.89%
134,935	e	Forest City Enterprises, Inc (Class A)	4,138,457
		TOTAL REAL ESTATE	4,138,457

SECURITY AND COMMODITY BROKERS - 2.25%
12,616	*	IntercontinentalExchange, Inc	1,017,859
64,011	e	Janus Capital Group, Inc	1,554,187
101,432		Lazard Ltd (Class A)	4,337,232

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
66,381	e	T Rowe Price Group, Inc	$3,565,324
		TOTAL SECURITY AND COMMODITY BROKERS	10,474,602

SPECIAL TRADE CONTRACTORS - 1.38%
238,236	e*	Quanta Services, Inc	6,434,754
		TOTAL SPECIAL TRADE CONTRACTORS	6,434,754

STONE, CLAY, AND GLASS PRODUCTS - 0.88%
286,145	e	Gentex Corp	4,091,874
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,091,874

WATER TRANSPORTATION - 0.46%
64,893	e	Genco Shipping & Trading Ltd	2,157,043
		TOTAL WATER TRANSPORTATION	2,157,043

WHOLESALE TRADE-DURABLE GOODS - 1.17%
319,719	e*	LKQ Corp	5,425,631
		TOTAL WHOLESALE TRADE-DURABLE GOODS	5,425,631

WHOLESALE TRADE-NONDURABLE GOODS - 0.28%
120,463	*	Bare Escentuals, Inc	1,309,433
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,309,433

		TOTAL COMMON STOCKS	463,680,315
		(Cost $529,739,760)

SHORT-TERM INVESTMENTS - 26.53%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 26.53%
123,446,519		State Street Navigator Securities Lending Prime Portfolio	123,446,519
			123,446,519

		TOTAL SHORT-TERM INVESTMENTS	123,446,519
		(Cost $123,446,519)

		TOTAL PORTFOLIO - 126.20%	587,126,834
		(Cost $653,186,279)
		OTHER ASSETS & LIABILITIES, NET - (26.20)%	(121,900,248)

		NET ASSETS - 100.00%	$465,226,586

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.

		ABBREVIATION:
		ADR - American Depositary Receipt

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 95.79%
AMUSEMENT AND RECREATION SERVICES - 0.23%
84,000	*	Penn National Gaming, Inc	$2,231,880
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,231,880

APPAREL AND ACCESSORY STORES - 1.64%
91,871	*	AnnTaylor Stores Corp	1,896,217
75,000	*	Children's Place Retail Stores, Inc	2,501,250
349,000		Gap, Inc	6,205,220
62,000	*	Kohl's Corp	2,856,960
81,000	e	Nordstrom, Inc	2,334,420
		TOTAL APPAREL AND ACCESSORY STORES	15,794,067

APPAREL AND OTHER TEXTILE PRODUCTS - 1.00%
122,495		Liz Claiborne, Inc	2,012,593
98,000		VF Corp	7,576,380
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	9,588,973

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.36%
163,326	e	Asbury Automotive Group, Inc	1,881,516
60,000	*	O'Reilly Automotive, Inc	1,606,200
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	3,487,716

BUSINESS SERVICES - 4.51%
145,895	*	Affiliated Computer Services, Inc (Class A)	7,386,664
20,000	e	Automatic Data Processing, Inc	855,000
117,000	*	CACI International, Inc (Class A)	5,861,700
170,000	*	Cadence Design Systems, Inc	1,149,200
209,245	*	Computer Sciences Corp	8,409,557
202,000	e*	DynCorp International, Inc (Class A)	3,385,520
335,943	*	Earthlink, Inc	2,855,516
37,000	*	Fiserv, Inc	1,750,840
930,000	e*	Interpublic Group of Cos, Inc	7,207,500
76,787	*	Juniper Networks, Inc	1,617,902
253,397	*	Novell, Inc	1,302,461
27,665		Visa, Inc (Class A)	1,698,354
		TOTAL BUSINESS SERVICES	43,480,214

CHEMICALS AND ALLIED PRODUCTS - 4.68%
322,000		Alberto-Culver Co	8,771,280
47,000		Celanese Corp (Series A)	1,311,770
56,000		Clorox Co	3,510,640
141,096		Cytec Industries, Inc	5,490,045
72,948	e*	Invitrogen Corp	2,757,434
32,000	e	Methanex Corp	626,920
207,148	e*	Mylan Laboratories, Inc	2,365,630
140,000		PPG Industries, Inc	8,164,800

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
78,000		Rohm & Haas Co	$5,460,000
43,193		Sigma-Aldrich Corp	2,264,177
52,674		Stada Arzneimittel AG.	2,109,742
182,369	e*	Theravance, Inc	2,272,318
		TOTAL CHEMICALS AND ALLIED PRODUCTS	45,104,756

COAL MINING - 0.60%
92,000	*	Alpha Natural Resources, Inc	4,731,560
33,000		Arch Coal, Inc	1,085,370
		TOTAL COAL MINING	5,816,930

COMMUNICATIONS - 2.64%
35,514		Cablevision Systems Corp (Class A)	893,532
91,000		CenturyTel, Inc	3,335,150
287,055	e*	Crown Media Holdings, Inc (Class A)	1,443,887
550,000	e	Frontier Communications Corp	6,325,000
46,000		Global Payments, Inc	2,063,560
382,119		Informa plc	2,155,012
53,889	*	Liberty Media Corp - Capital (Series A)	721,035
215,554	*	Liberty Media Corp - Entertainment (Series A)	5,382,383
85,000	e	Manitoba Telecom Services, Inc	3,134,837
		TOTAL COMMUNICATIONS	25,454,396

DEPOSITORY INSTITUTIONS - 7.63%
190,000		Astoria Financial Corp	3,938,700
150,000		Bank of New York Mellon Corp	4,887,000
80,000	e	Comerica, Inc	2,623,200
54,447		Cullen/Frost Bankers, Inc	3,266,820
540,000	e	First Horizon National Corp	5,054,401
455,000		Hudson City Bancorp, Inc	8,394,750
170,000	e	Huntington Bancshares, Inc	1,358,300
220,000		Keycorp	2,626,800
60,000	e	M&T Bank Corp	5,355,000
305,000	e	New York Community Bancorp, Inc	5,120,950
73,000		Northern Trust Corp	5,270,600
73,000		PNC Financial Services Group, Inc	5,453,100
171,636	e	Regions Financial Corp	1,647,706
27,843		State Street Corp	1,583,710
457,000	e	TCF Financial Corp	8,226,000
336,018	e	Valley National Bancorp	7,042,937
67,189		Western Union Co	1,657,553
		TOTAL DEPOSITORY INSTITUTIONS	73,507,527

EATING AND DRINKING PLACES - 0.89%
300,000		Darden Restaurants, Inc	8,589,000
		TOTAL EATING AND DRINKING PLACES	8,589,000

ELECTRIC, GAS, AND SANITARY SERVICES - 10.71%
53,000		Allegheny Energy, Inc	1,948,810
540,000	*	Allied Waste Industries, Inc	5,999,400
149,735		American Electric Power Co, Inc	5,544,687
98,000		American Water Works Co, Inc	2,107,000
119,980	e	CMS Energy Corp	1,496,151
117,000		Constellation Energy Group, Inc	2,843,100

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
86,385	e	DPL, Inc	$2,142,348
900,000	e*	Dynegy, Inc (Class A)	3,222,000
85,426		Edison International	3,408,497
160,000		El Paso Corp	2,041,600
57,590		Energen Corp	2,607,675
58,550	e	FirstEnergy Corp	3,922,265
150,311	e	Integrys Energy Group, Inc	7,506,531
66,229	e*	Mirant Corp	1,211,328
297,838	e	NorthWestern Corp	7,484,669
164,132	e*	NRG Energy, Inc	4,062,267
80,000	e*	Ocean Power Technologies, Inc	668,000
187,168		Pepco Holdings, Inc	4,288,019
73,908		PG&E Corp	2,767,855
152,614		PPL Corp	5,649,770
189,088		Progress Energy, Inc	8,155,365
72,000		Public Service Enterprise Group, Inc	2,360,880
172,000		Questar Corp	7,038,240
58,000		Republic Services, Inc	1,738,840
47,992		Sempra Energy	2,422,156
211,164		Southern Union Co	4,360,537
112,000		Williams Cos, Inc	2,648,800
175,650		Xcel Energy, Inc	3,511,244
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	103,158,034

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.72%
101,743	e*	Cree, Inc	2,317,706
229,401	*	Fairchild Semiconductor International, Inc	2,039,375
195,807	*	Infineon Technologies AG. (ADR)	1,094,561
69,500		L-3 Communications Holdings, Inc	6,833,240
315,000	*	LSI Logic Corp	1,688,400
120,000	*	Marvell Technology Group Ltd	1,116,000
215,000		Maxim Integrated Products, Inc	3,891,500
278,353	e*	Micron Technology, Inc	1,127,330
60,000	*	Novellus Systems, Inc	1,178,400
83,000	*	Nvidia Corp	888,930
383,935	e*	Tellabs, Inc	1,558,776
89,000		Tyco Electronics Ltd	2,461,740
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	26,195,958

ENGINEERING AND MANAGEMENT SERVICES - 0.78%
45,000	*	McDermott International, Inc	1,149,750
28,000	*	Shaw Group, Inc	860,440
150,000	*	URS Corp	5,500,500
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,510,690

FABRICATED METAL PRODUCTS - 1.50%
83,000		Commercial Metals Co	1,401,870
438,646	*	Crown Holdings, Inc	9,742,328
96,000		Pentair, Inc	3,318,720
		TOTAL FABRICATED METAL PRODUCTS	14,462,918

FOOD AND KINDRED PRODUCTS - 3.30%
190,000		Del Monte Foods Co	1,482,000
121,000		H.J. Heinz Co	6,046,370

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
79,667		McCormick & Co, Inc	$3,063,196
110,000		Pepsi Bottling Group, Inc	3,208,700
95,000	e	Reynolds American, Inc	4,618,900
540,000	e*	Smithfield Foods, Inc	8,575,200
398,000		Tyson Foods, Inc (Class A)	4,752,120
		TOTAL FOOD AND KINDRED PRODUCTS	31,746,486

FOOD STORES - 0.92%
270,000		Kroger Co	7,419,600
65,269		Supervalu, Inc	1,416,337
		TOTAL FOOD STORES	8,835,937

FORESTRY - 0.38%
60,000		Weyerhaeuser Co	3,634,800
		TOTAL FORESTRY	3,634,800

FURNITURE AND FIXTURES - 0.78%
255,000	e	Masco Corp	4,574,700
250,000	e	Tempur-Pedic International, Inc	2,940,000
		TOTAL FURNITURE AND FIXTURES	7,514,700

FURNITURE AND HOME FURNISHINGS STORES - 0.03%
408,316	e, v	Circuit City Stores, Inc	306,237
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	306,237

GENERAL BUILDING CONTRACTORS - 0.62%
225,000	e	Ryland Group, Inc	5,967,000
		TOTAL GENERAL BUILDING CONTRACTORS	5,967,000

GENERAL MERCHANDISE STORES - 0.71%
55,000		JC Penney Co, Inc	1,833,700
280,000		Macy's, Inc	5,034,400
		TOTAL GENERAL MERCHANDISE STORES	6,868,100

HEALTH SERVICES - 1.54%
60,950	*	DaVita, Inc	3,474,760
505,000	*	Healthsouth Corp	9,307,150
44,000	*	WellPoint, Inc	2,057,880
		TOTAL HEALTH SERVICES	14,839,790

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.04%
12,000	*	Foster Wheeler Ltd	433,320
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	433,320

HOLDING AND OTHER INVESTMENT OFFICES - 13.54%
59,000	e	Boston Properties, Inc	5,525,940
63,993	e	CBL & Associates Properties, Inc	1,284,979
53,781		Douglas Emmett, Inc	1,240,728
63,993	e	Equity Residential	2,841,929
18,335	e	Essex Property Trust, Inc	2,169,581
44,795	e	General Growth Properties, Inc	676,404
61,329	g,m,v*	GSC Capital Corp	(0)
645,000		iShares Russell 1000 Value Index Fund	41,209,050
1,025,000	e	iShares Russell Midcap Value Index Fund	40,200,500

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
133,000	e	Kimco Realty Corp	$4,913,020
33,000		Mack-Cali Realty Corp	1,117,710
95,000	e	Plum Creek Timber Co, Inc	4,736,700
43,729	e	Post Properties, Inc	1,223,100
65,000		Potlatch Corp	3,015,350
33,335	e	Prologis	1,375,735
55,000	e	Public Storage, Inc	5,445,550
85,323	e	Taubman Centers, Inc	4,266,150
250,312	e*	Vantage Drilling Co	748,433
93,000	e	Vornado Realty Trust	8,458,350
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	130,449,209

HOTELS AND OTHER LODGING PLACES - 0.31%
105,000	e	Starwood Hotels & Resorts Worldwide, Inc	2,954,700
		TOTAL HOTELS AND OTHER LODGING PLACES	2,954,700

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.83%
395,000	*	Brocade Communications Systems, Inc	2,298,900
58,550		Curtiss-Wright Corp	2,661,097
22,900		Deere & Co	1,133,550
43,000	e	Joy Global, Inc	1,941,020
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,034,567

INSTRUMENTS AND RELATED PRODUCTS - 2.59%
75,203	*	Agilent Technologies, Inc	2,230,521
50,000		Applied Biosystems, Inc	1,712,500
34,200		Beckman Coulter, Inc	2,427,858
72,948	e	Cooper Cos, Inc	2,535,672
13,918	*	Mettler-Toledo International, Inc	1,363,964
80,000	*	Teradyne, Inc	624,800
123,000	*	Thermo Electron Corp	6,765,000
80,000	*	Waters Corp	4,654,400
225,000		Xerox Corp	2,594,250
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	24,908,965

INSURANCE AGENTS, BROKERS AND SERVICE - 1.46%
132,000		AON Corp	5,934,720
38,336		Hartford Financial Services Group, Inc	1,571,393
208,000		Marsh & McLennan Cos, Inc	6,606,080
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	14,112,193

INSURANCE CARRIERS - 7.32%
124,000		ACE Ltd	6,712,120
145,000		Aetna, Inc	5,235,950
61,000		Assurant, Inc	3,355,000
108,786		Axis Capital Holdings Ltd	3,449,604
98,894		Cincinnati Financial Corp	2,812,545
63,993	e	CNA Financial Corp	1,679,176
58,003		Everest Re Group Ltd	5,019,000
205,567		Genworth Financial, Inc (Class A)	1,769,932
44,447		Hanover Insurance Group, Inc	2,023,227
100,000	*	Health Net, Inc	2,360,000
130,000		Lincoln National Corp	5,565,300
117,784		Max Re Capital Ltd	2,736,122

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
111,117	e	Nationwide Financial Services, Inc (Class A)	$5,481,402
51,195	e	OneBeacon Insurance Group Ltd (Class A)	1,082,774
51,000		PartnerRe Ltd	3,472,590
131,000		Principal Financial Group	5,697,190
670,544	e	XL Capital Ltd (Class A)	12,029,559
		TOTAL INSURANCE CARRIERS	70,481,491

METAL MINING - 1.06%
224,000		Anglo American plc	7,566,644
30,500		Cameco Corp	660,869
85,000		Compania de Minas Buenaventura S.A. (ADR) (Series B)	1,995,800
		TOTAL METAL MINING	10,223,313

MISCELLANEOUS RETAIL - 0.29%
78,383	e	Barnes & Noble, Inc	2,044,229
16,000		Compagnie Financiere Richemont AG.	706,935
		TOTAL MISCELLANEOUS RETAIL	2,751,164

MOTION PICTURES - 0.38%
5,486	*	Ascent Media Corp (Series A)	133,913
29,394		CBS Corp (Class B)	428,565
54,868	*	Discovery Communications, Inc (Class A)	781,869
54,868	*	Discovery Communications, Inc (Class C)	776,931
96,000	e	Regal Entertainment Group (Class A)	1,514,880
		TOTAL MOTION PICTURES	3,636,158

NONDEPOSITORY INSTITUTIONS - 0.76%
185,000		Discover Financial Services	2,556,700
480,000	e	Federal National Mortgage Association	734,400
400,708	e	Global Ship Lease, Inc (Class A)	2,552,510
1	*	Guaranty Financial Group, Inc	4
138,932	e*	Heckmann Corp	1,146,189
157,218	*	Heckmann Corp	334,874
		TOTAL NONDEPOSITORY INSTITUTIONS	7,324,677

OIL AND GAS EXTRACTION - 2.60%
241,000		BJ Services Co	4,610,330
17,000	e	Diamond Offshore Drilling, Inc	1,752,020
26,875		Equitable Resources, Inc	985,775
104,000	e*	Forest Oil Corp	5,158,400
78,000	*	Nabors Industries Ltd	1,943,760
75,000	e	Pioneer Natural Resources Co	3,921,000
186,000	*	Pride International, Inc	5,507,460
72,153	e*	Rex Energy Corp	1,137,131
		TOTAL OIL AND GAS EXTRACTION	25,015,876

PAPER AND ALLIED PRODUCTS - 1.35%
145,895		Greif, Inc (Class A)	9,573,630
117,000	e	MeadWestvaco Corp	2,727,270
46,072	e	Temple-Inland, Inc	703,059
		TOTAL PAPER AND ALLIED PRODUCTS	13,003,959

PETROLEUM AND COAL PRODUCTS - 2.30%
108,000		Cabot Oil & Gas Corp	3,903,120

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
89,000		Hess Corp	$7,305,120
70,000	*	Newfield Exploration Co	2,239,300
125,000		Noble Energy, Inc	6,948,750
28,470	*	SandRidge Energy, Inc	558,012
71,000	e	Tesoro Corp	1,170,790
		TOTAL PETROLEUM AND COAL PRODUCTS	22,125,092

PRIMARY METAL INDUSTRIES - 0.72%
25,000		Precision Castparts Corp	1,969,500
10,000		United States Steel Corp	776,100
19,300		Vallourec	4,164,512
		TOTAL PRIMARY METAL INDUSTRIES	6,910,112

PRINTING AND PUBLISHING - 1.11%
38,000		Dun & Bradstreet Corp	3,585,680
70,055	e	Gannett Co, Inc	1,184,630
94,000	e	Meredith Corp	2,635,760
300,000		Pearson plc	3,250,126
		TOTAL PRINTING AND PUBLISHING	10,656,196

RAILROAD TRANSPORTATION - 0.74%
95,000		CSX Corp	5,184,150
29,000		Norfolk Southern Corp	1,920,090
		TOTAL RAILROAD TRANSPORTATION	7,104,240

REAL ESTATE - 0.03%
17,065	*	Forestar Real Estate Group, Inc	251,709
		TOTAL REAL ESTATE	251,709

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.81%
150,000	e*	Goodyear Tire & Rubber Co	2,296,500
165,000		Newell Rubbermaid, Inc	2,847,900
325,000		SSL International plc	2,620,481
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	7,764,881

SECURITY AND COMMODITY BROKERS - 2.54%
168,000		Ameriprise Financial, Inc	6,417,600
150,000	e	Charles Schwab Corp	3,900,000
177,788	e	Invesco Ltd	3,729,992
42,000	e	Janus Capital Group, Inc	1,019,760
85,000	e	Jefferies Group, Inc	1,904,000
41,000		Lazard Ltd (Class A)	1,753,160
100,000		Legg Mason, Inc	3,806,000
77,782		Waddell & Reed Financial, Inc (Class A)	1,925,104
		TOTAL SECURITY AND COMMODITY BROKERS	24,455,616

TOBACCO PRODUCTS - 0.81%
91,000		Lorillard, Inc	6,474,650
73,500	e	Vector Group Ltd	1,298,010
		TOTAL TOBACCO PRODUCTS	7,772,660

TRANSPORTATION BY AIR - 1.09%
315,000	e*	AMR Corp	3,093,300
208,000	e*	Continental Airlines, Inc (Class B)	3,469,440

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
270,000	e*	easyJet plc	$1,548,457
268,000	e	UAL Corp	2,355,720
		TOTAL TRANSPORTATION BY AIR	10,466,917

TRANSPORTATION EQUIPMENT - 3.11%
95,000		Autoliv, Inc	3,206,250
305,000	e	Brunswick Corp	3,900,950
1,645,000	e*	Ford Motor Co	8,554,000
14,500		General Dynamics Corp	1,067,490
105,000	e	Group 1 Automotive, Inc	2,281,650
35,514		Harsco Corp	1,320,766
144,000	*	Pactiv Corp	3,575,520
266,000	*	Spirit Aerosystems Holdings, Inc (Class A)	4,274,620
113,000	*	TRW Automotive Holdings Corp	1,797,830
		TOTAL TRANSPORTATION EQUIPMENT	29,979,076

WATER TRANSPORTATION - 0.83%
121,899	e	Danaos Corp	1,808,981
117,000	e	DryShips, Inc	4,152,330
350,000	*	Global Ship Lease, Inc	241,500
176,700		Globus Maritime Ltd	942,439
65,269	e	Omega Navigation Enterprises, Inc (Class A)	852,413
		TOTAL WATER TRANSPORTATION	7,997,663

WHOLESALE TRADE-DURABLE GOODS - 0.42%
63,000		BorgWarner, Inc	2,064,510
86,000		Sims Group Ltd	1,986,600
		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,051,110

WHOLESALE TRADE-NONDURABLE GOODS - 0.58%
30,000	v	Akzo Nobel NV (ADR)	1,431,000
127,000	*	Dean Foods Co	2,966,720
93,104	e	Macquarie Infrastructure Co LLC	1,229,904
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,627,624

		TOTAL COMMON STOCKS	922,588,597
		(Cost $1,056,552,513)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 26.62%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 4.01%
$ 38,610,000		Federal Home Loan Bank (FHLB), 10/01/08	38,610,000
			38,610,000

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 22.61%
217,823,796		State Street Navigator Securities Lending Prime Portfolio	217,823,796
			217,823,796

		TOTAL SHORT-TERM INVESTMENTS	256,433,796
		(Cost $256,433,796)

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund
		VALUE
	TOTAL PORTFOLIO - 122.41%	$1,179,022,393
	(Cost $1,312,986,309)
	OTHER ASSETS & LIABILITIES, NET - (22.41)%	(215,861,572)
	NET ASSETS - 100.00%	$963,160,821

*	Non-income producing.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $0 or 0.00% of net assets.
m	Indicates a security has been deemed illiquid.
v	Security valued at fair value.

	ABBREVIATION:
	ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.52%

AGRICULTURAL PRODUCTION-CROPS - 0.06%
20,600	e*	Chiquita Brands International, Inc	$325,686
		TOTAL AGRICULTURAL PRODUCTION-CROPS	325,686

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.11%
20,806	e	Cal-Maine Foods, Inc	570,917
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	570,917

AMUSEMENT AND RECREATION SERVICES - 0.40%
44,900	e*	Bally Technologies, Inc	1,359,572
357	e	Dover Downs Gaming & Entertainment, Inc	2,777
24,652	e*	Town Sports International Holdings, Inc	150,377
20,000	e*	WMS Industries, Inc	611,400
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,124,126

APPAREL AND ACCESSORY STORES - 1.49%
33,136	e*	Aeropostale, Inc	1,063,997
11,700	e	Buckle, Inc	649,818
1,928		Cato Corp (Class A)	33,836
39,100	*	Charlotte Russe Holding, Inc	400,775
33,500	*	Children's Place Retail Stores, Inc	1,117,225
29,097	e*	Collective Brands, Inc	532,766
43,119	e*	Dress Barn, Inc	659,289
20,700	e*	J Crew Group, Inc	591,399
27,100	e*	JOS A Bank Clothiers, Inc	910,560
44,000	*	New York & Co, Inc	419,760
21,000	*	Tween Brands, Inc	205,590
355,085	*	Wet Seal, Inc (Class A)	1,288,959
		TOTAL APPAREL AND ACCESSORY STORES	7,873,974

APPAREL AND OTHER TEXTILE PRODUCTS - 0.60%
38,363	e*	Gymboree Corp	1,361,886
2,653	e*	Maidenform Brands, Inc	38,495
102,900	*	Quiksilver, Inc	590,646
25,800	e*	Warnaco Group, Inc	1,168,482
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,159,509

AUTO REPAIR, SERVICES AND PARKING - 0.11%
50,900	*	Exide Technologies	375,642
13,800	e*	Midas, Inc	189,888
664	*	Wright Express Corp	19,820
		TOTAL AUTO REPAIR, SERVICES AND PARKING	585,350

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.02%
13,600	e*	Builders FirstSource, Inc	81,464
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	81,464

BUSINESS SERVICES - 11.67%
899,384	*	3Com Corp	2,095,565

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
24,406	e	Aaron Rents, Inc	$660,670
153,911	e*	Actuate Corp	538,688
53,065		Administaff, Inc	1,444,429
65,200	*	American Reprographics Co	1,124,700
1	*	Art Technology Group, Inc	4
63,400	e	BGC Partners, Inc (Class A)	271,986
44,000	e	Blackbaud, Inc	811,800
14,700	e*	Blackboard, Inc	592,263
46,702	e*	Blue Coat Systems, Inc	662,701
15,000	*	Bottomline Technologies, Inc	156,000
11,000	e	Brady Corp (Class A)	388,080
12,600	*	CACI International, Inc (Class A)	631,260
8,500	e*	Capella Education Co	364,310
93,971	*	Ciber, Inc	656,857
31,981	*	Commvault Systems, Inc	385,371
49,849	e	Compass Diversified Trust	694,895
88,107	*	CSG Systems International, Inc	1,544,516
1,800	e*	DealerTrack Holdings, Inc	30,312
43,200		Deluxe Corp	621,648
54,971	e*	Dice Holdings, Inc	390,294
14,473	e*	Digital River, Inc	468,925
237,854	*	Earthlink, Inc	2,021,759
3,400	e*	Eclipsys Corp	71,230
116,636	e*	Evergreen Energy, Inc	109,638
59,100	e*	FalconStor Software, Inc	316,776
9,200	*	Forrester Research, Inc	269,744
87,700	e*	Gartner, Inc	1,989,036
37,500	e*	Gerber Scientific, Inc	342,750
86,300	e*	Global Cash Access, Inc	436,678
48,279	e*	Global Sources Ltd	486,170
70,500	e*	H&E Equipment Services, Inc	681,030
66,200	e	Heartland Payment Systems, Inc	1,692,072
26,000	*	iGate Corp	225,420
24,100	e	infoGROUP, Inc	159,301
25,056	*	Informatica Corp	325,477
876		Infospace, Inc	9,505
17,500	e*	Interactive Intelligence, Inc	157,850
52,200	*	Interwoven, Inc	737,064
7,400		Jack Henry & Associates, Inc	150,442
71,500	*	JDA Software Group, Inc	1,087,515
25,800	e*	Kenexa Corp	407,382
7,800	*	Keynote Systems, Inc	103,350
18,652	e*	Korn/Ferry International	332,379
91,400	*	Lawson Software, Inc	639,800
72,200	e*	Limelight Networks, Inc	180,500
16,500	*	Liquidity Services, Inc	179,025
71,834	e*	Manhattan Associates, Inc	1,604,772
18,951	*	Mantech International Corp (Class A)	1,123,605
13,300	*	MicroStrategy, Inc (Class A)	791,749
18,100	*	ModusLink Global Solutions, Inc	173,941
1,100	*	Monotype Imaging Holdings, Inc	12,243
136,213	*	MPS Group, Inc	1,373,027
3,400	e*	NCI, Inc (Class A)	96,832
20,981	*	Ness Technologies, Inc	240,652
25,100	e*	NetFlix, Inc	775,088
64,503	*	On Assignment, Inc	508,284
12,000	e*	Online Resources Corp	93,240

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
66,049	e*	Parametric Technology Corp	$1,215,302
84,700	e*	Perficient, Inc	562,408
68,927	*	Perot Systems Corp (Class A)	1,195,883
74,100	*	Premiere Global Services, Inc	1,041,846
58,443	*	Progress Software Corp	1,518,934
110,200	*	Quest Software, Inc	1,398,438
23,100	e*	Radisys Corp	198,660
65,000	e*	Rent-A-Center, Inc	1,448,200
239,664	*	Sapient Corp	1,780,704
7,400	e*	Sonus Networks, Inc	21,312
18,412	e	Sotheby's (Class A)	369,345
48,553	*	SPSS, Inc	1,425,516
77,268	*	Sybase, Inc	2,365,946
76,690	*	SYKES Enterprises, Inc	1,684,112
48,461	e*	SYNNEX Corp	1,082,619
135,049	e	Take-Two Interactive Software, Inc	2,214,804
117,836	*	TeleTech Holdings, Inc	1,465,880
40,287	*	TIBCO Software, Inc	294,901
51,522	*	TNS, Inc	997,981
126,646	e	United Online, Inc	1,191,739
63,100	*	Valueclick, Inc	645,513
66,252	*	Vasco Data Security International	686,371
27,482	e*	Virtusa Corp	178,908
63,100	*	Websense, Inc	1,410,285
65,200	e*	Wind River Systems, Inc	652,000
		TOTAL BUSINESS SERVICES	61,488,207

CHEMICALS AND ALLIED PRODUCTS - 7.65%
25,068	e*	Acorda Therapeutics, Inc	597,872
59,800	e*	Adolor Corp	206,310
56,861	*	Albany Molecular Research, Inc	1,028,615
23,400	*	Alexion Pharmaceuticals, Inc	919,620
30,900	e*	Alkermes, Inc	410,970
26,635	e*	Alnylam Pharmaceuticals, Inc	771,083
10,000	e*	Alpharma, Inc (Class A)	368,900
63,950	e*	American Oriental Bioengineering, Inc	415,035
30,001	e	Arch Chemicals, Inc	1,059,035
28,400	e*	Arqule, Inc	91,448
4,900	e*	Caraco Pharmaceutical Laboratories Ltd	61,299
23,891	e*	Chattem, Inc	1,867,798
89,523	e*	Cubist Pharmaceuticals, Inc	1,990,096
20,200	*	Cypress Bioscience, Inc	148,470
59,800	e*	Dendreon Corp	341,458
23,200	*	Elizabeth Arden, Inc	455,416
18,400	e*	Emergent Biosolutions, Inc	240,856
91,200		Ferro Corp	1,833,120
32,000	e*	Geron Corp	126,400
76,946	e*	Halozyme Therapeutics, Inc	564,784
45,624		Hercules, Inc	902,899
8,000	e*	Idera Pharmaceuticals, Inc	112,560
23,998	*	Immucor, Inc	766,976
34,273		Innophos Holdings, Inc	835,576
57,882		Innospec, Inc	698,057
73,157	e*	Inspire Pharmaceuticals, Inc	261,170
7,700	e	Inter Parfums, Inc	104,412
36,765	e	Koppers Holdings, Inc	1,375,379
6,300	e*	Landec Corp	51,597

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
39,738	e	Martek Biosciences Corp	$1,248,568
93,929	*	Medicines Co	2,181,031
109,447	e	Medicis Pharmaceutical Corp (Class A)	1,631,855
21,600		Minerals Technologies, Inc	1,282,176
30,500	e*	Neurocrine Biosciences, Inc	143,045
13,579	e	NewMarket Corp	713,712
7,000	*	Noven Pharmaceuticals, Inc	81,760
126,000	*	NPS Pharmaceuticals, Inc	899,640
53,800	*	Obagi Medical Products, Inc	536,924
39,000		Olin Corp	756,600
18,380	e*	OM Group, Inc	413,550
3,818	e*	Omrix Biopharmaceuticals, Inc	68,495
14,600	e*	Onyx Pharmaceuticals, Inc	528,228
50,786	e*	OSI Pharmaceuticals, Inc	2,503,242
35,527	e*	Pain Therapeutics, Inc	347,099
10,000	*	Parexel International Corp	286,600
104,300	e	PDL BioPharma, Inc	971,033
46,644	e*	PetMed Express, Inc	732,311
30,000	e*	Pozen, Inc	315,300
29,700	*	Prestige Brands Holdings, Inc	263,736
20,100	e*	Salix Pharmaceuticals Ltd	128,841
13,617		Sciele Pharma, Inc	419,267
14,000		Sensient Technologies Corp	393,820
19,839	e*	Unifi, Inc	96,021
16,200	e*	United Therapeutics Corp	1,703,754
33,700	e*	Valeant Pharmaceuticals International	689,839
88,000	e*	Viropharma, Inc	1,154,560
56,290	e*	WR Grace & Co	851,105
7,400	*	Xenoport, Inc	358,826
		TOTAL CHEMICALS AND ALLIED PRODUCTS	40,308,149

COAL MINING - 0.10%
61,200	e*	International Coal Group, Inc	381,888
10,018	*	Westmoreland Coal Co	158,284
		TOTAL COAL MINING	540,172

COMMUNICATIONS - 2.34%
31,994	e*	Anixter International, Inc	1,903,963
31,285	e	Atlantic Tele-Network, Inc	875,980
42,100	e*	Brightpoint, Inc	303,120
134,355	e*	Centennial Communications Corp (Class A)	838,375
544,005	*	Cincinnati Bell, Inc	1,680,975
30,673	e*	Cox Radio, Inc (Class A)	323,907
21,500	e*	Cumulus Media, Inc (Class A)	91,590
1	*	FiberTower Corp	1
70,694	*	Foundry Networks, Inc	1,287,338
58,600	e,v*	IDT Corp (Class B)	43,364
11,692	*	iPCS, Inc	260,381
57,808	e*	j2 Global Communications, Inc	1,349,817
4,900	e*	Neutral Tandem, Inc	90,846
35,600	e*	Novatel Wireless, Inc	215,736
56,440		NTELOS Holdings Corp	1,517,672
25,000	e*	Syniverse Holdings, Inc	415,250
62,555	*	TeleCommunication Systems, Inc (Class A)	432,255
39,859		USA Mobility, Inc	438,449
81,900	e*	Virgin Mobile USA, Inc (Class A)	240,786
		TOTAL COMMUNICATIONS	12,309,805

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 7.98%
13,000	e	1st Source Corp	$305,500
258	e	Amcore Financial, Inc	2,386
31,313	e	Ameris Bancorp	464,998
12,202	e	Bancfirst Corp	589,723
37,000	e	Banco Latinoamericano de Exportaciones S.A. (Class E)	533,540
900		Bank Mutual Corp	10,215
16,000		Bank of New York Mellon Corp	521,280
23,719	e	Bank of the Ozarks, Inc	640,413
91,183	e	Banner Corp	1,095,108
29,300		Berkshire Hills Bancorp, Inc	937,600
61,600		Boston Private Financial Holdings, Inc	538,384
12,000	e	Cathay General Bancorp	285,600
28,200	e	Citizens Republic Bancorp, Inc	86,856
28,400		City Holding Co	1,199,900
96,849	e	Colonial Bancgroup, Inc	761,233
8,730		Columbia Banking System, Inc	154,783
14,000	e	Community Bank System, Inc	352,100
5,677	e	Community Trust Bancorp, Inc	195,289
37,500	e*	Dollar Financial Corp	577,125
2,980	e	First Bancorp	50,958
44,829	e	First Financial Bancorp	654,503
20,000	e	First Financial Bankshares, Inc	1,037,600
4,665	e	First Financial Holdings, Inc	122,130
41,100	e	First Merchants Corp	937,080
128,245	e	First Niagara Financial Group, Inc	2,019,859
19,137	e	First Place Financial Corp	245,910
11,800		FirstMerit Corp	247,800
30,000	e	FNB Corp	479,400
2	e	Fulton Financial Corp	22
20,200	e	Greene County Bancshares, Inc	474,902
14,700	e	Hancock Holding Co	749,700
26,025	e	Hanmi Financial Corp	131,426
4,535	e	Home Bancshares, Inc	117,320
10,000		IBERIABANK Corp	528,500
10,000	e	Independent Bank Corp	311,700
29,386	e	Integra Bank Corp	234,500
23,620	e	Lakeland Bancorp, Inc	276,118
4,200	e	Lakeland Financial Corp	92,232
30,021	e	MainSource Financial Group, Inc	588,412
8,407	e	Nara Bancorp, Inc	94,158
60,000	e	National Penn Bancshares, Inc	876,000
23,600	e	NBT Bancorp, Inc	706,112
41,300	e*	Net 1 UEPS Technologies, Inc	922,229
68,552	e	Northwest Bancorp, Inc	1,887,922
52,071	e	Old Second Bancorp, Inc	964,355
10,400	e	PacWest Bancorp	297,336
2,000	*	Pinnacle Financial Partners, Inc	61,600
45,733	e	Prosperity Bancshares, Inc	1,554,465
51,400	e	Provident Financial Services, Inc	848,614
21,502	e	Renasant Corp	466,808
14,254	e	Republic Bancorp, Inc (Class A)	432,181
12,435	e	Sandy Spring Bancorp, Inc	274,814
11,818	e	SCBT Financial Corp	444,357
11,019	e	Sierra Bancorp	229,856
23,603	e	Simmons First National Corp (Class A)	840,267

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
8,800	e	South Financial Group, Inc	$64,504
64,945		Southwest Bancorp, Inc	1,147,578
99,238		Sterling Bancshares, Inc	1,037,037
7,400	e	Sterling Financial Corp	107,300
600		Suffolk Bancorp	23,646
59,982	e*	Sun Bancorp, Inc	812,756
27,400	e	Susquehanna Bancshares, Inc	534,848
20,700	e*	SVB Financial Group	1,198,944
47,200	*	Texas Capital Bancshares, Inc	979,872
7,692	e	Tompkins Trustco, Inc	388,446
50,996	e	Trustmark Corp	1,057,657
41,717	e	UMB Financial Corp	2,190,977
55,264	e	Umpqua Holdings Corp	812,933
18,700	e	United Bankshares, Inc	654,500
36,571	e	United Community Banks, Inc	484,934
13,097		United Financial Bancorp, Inc	194,490
75,662	e	Wilshire Bancorp, Inc	920,807
		TOTAL DEPOSITORY INSTITUTIONS	42,064,408

EATING AND DRINKING PLACES - 1.27%
25,300	*	AFC Enterprises	183,678
52,984	e	Bob Evans Farms, Inc	1,445,933
10,700	e*	California Pizza Kitchen, Inc	137,709
26,089	e*	CEC Entertainment, Inc	866,155
9,500	e	CKE Restaurants, Inc	100,700
262,890	e*	Denny's Corp	678,256
5,400	*	Einstein Noah Restaurant Group, Inc	54,432
53,500	*	Jack in the Box, Inc	1,128,850
52,868	*	Papa John's International, Inc	1,435,895
27,200	e*	PF Chang's China Bistro, Inc	640,288
		TOTAL EATING AND DRINKING PLACES	6,671,896

EDUCATIONAL SERVICES - 0.21%
21,900	e*	American Public Education, Inc	1,057,332
5,000	*	Learning Tree International, Inc	62,250
5	*	Lincoln Educational Services Corp	66
		TOTAL EDUCATIONAL SERVICES	1,119,648

ELECTRIC, GAS, AND SANITARY SERVICES - 3.93%
48,869		Avista Corp	1,060,946
4,700	e	Chesapeake Utilities Corp	156,087
15,224	*	Clean Harbors, Inc	1,028,381
99,300	*	El Paso Electric Co	2,085,300
20,100	e	Laclede Group, Inc	974,649
15,700	e	New Jersey Resources Corp	563,473
21,500		Northwest Natural Gas Co	1,118,000
68,536	e	NorthWestern Corp	1,722,310
24,100	e	Otter Tail Corp	740,593
18,900		Piedmont Natural Gas Co, Inc	604,044
98,062		Portland General Electric Co	2,320,147
23,000		South Jersey Industries, Inc	821,100
73,987		Southwest Gas Corp	2,238,847
66,214	e	UIL Holdings Corp	2,273,127
7,700		Unisource Energy Corp	224,763
6,300	*	Waste Services, Inc	46,683
51,700		Westar Energy, Inc	1,191,168

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
47,608		WGL Holdings, Inc	$1,544,880
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	20,714,498

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.82%
21,800	*	Actel Corp	272,064
44,000	e	Acuity Brands, Inc	1,837,440
31,726	e	Adtran, Inc	618,340
151,856	e*	Amkor Technology, Inc	967,323
32,400	*	Applied Micro Circuits Corp	193,752
21,700	e*	AZZ, Inc	897,729
69,800	*	Benchmark Electronics, Inc	982,784
79,400	*	BigBand Networks, Inc	292,986
26,066	*	Ceradyne, Inc	955,580
18,100	*	Checkpoint Systems, Inc	340,642
19,225	*	Comtech Telecommunications Corp	946,639
24,200	e	Cubic Corp	595,078
6,907	e*	Energy Conversion Devices, Inc	402,333
147,200	d*	GrafTech International Ltd	2,224,192
112,200	*	Harmonic, Inc	948,090
22,300		IXYS Corp	202,707
93,165		Methode Electronics, Inc	832,895
46,400	e*	Microsemi Corp	1,182,272
37,200	e*	Microvision, Inc	72,168
8,146	*	MIPS Technologies, Inc	28,592
31,098	e*	Monolithic Power Systems, Inc	540,172
14,225	e*	Moog, Inc (Class A)	609,968
71,300	e*	Multi-Fineline Electronix, Inc	1,054,527
4,600	*	NVE Corp	130,226
50,044	e*	Omnivision Technologies, Inc	571,002
57,809	e*	ON Semiconductor Corp	390,789
33,221	*	Oplink Communications, Inc	400,977
27,929	*	OSI Systems, Inc	656,611
70,100	*	Pericom Semiconductor Corp	736,050
42,000		Plantronics, Inc	945,840
55,028	*	Plexus Corp	1,139,080
152,500	e*	PMC - Sierra, Inc	1,131,550
43,755	e*	Polycom, Inc	1,012,053
64,900	e*	Polypore International, Inc	1,395,999
4,300	*	Powell Industries, Inc	175,483
21,250	*	Power Integrations, Inc	512,125
49,300	e*	Powerwave Technologies, Inc	195,228
722,200	*	Sanmina-SCI Corp	1,011,080
101,500	*	Semtech Corp	1,416,940
142,914	e*	Silicon Image, Inc	763,161
164,537	*	Silicon Storage Technology, Inc	536,391
98,900	*	Skyworks Solutions, Inc	826,804
29,400	*	Standard Microsystems Corp	734,412
10,756	e*	Starent Networks Corp	139,183
22,500	e*	Synaptics, Inc	679,950
42,100	e*	Tekelec	588,979
51,100	*	Tessera Technologies, Inc	834,974
223,624	*	Triquint Semiconductor, Inc	1,071,159
61,700	*	TTM Technologies, Inc	612,064
43,500	e*	US Geothermal, Inc	77,430
7,700	e*	Utstarcom, Inc	25,949
9,400	*	Viasat, Inc	221,652
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	35,931,414

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
ENGINEERING AND MANAGEMENT SERVICES - 2.86%
6,848	e*	Ariad Pharmaceuticals, Inc	$16,915
48,400	e*	Celera Corp	747,780
10,267	e*	China Direct, Inc	43,327
4,904	e*	comScore, Inc	86,458
4,000	e*	CRA International, Inc	109,920
7,200	*	CV Therapeutics, Inc	77,760
4,131	e*	Exelixis, Inc	25,116
6,200	e*	ICF International, Inc	122,450
74,500	e*	Isis Pharmaceuticals, Inc	1,258,305
11,600	*	Kendle International, Inc	518,636
1,334	*	LECG Corp	10,765
22,881	*	Luminex Corp	572,254
24,400		MAXIMUS, Inc	898,896
31,032	*	Michael Baker Corp	1,079,914
31,100	e*	Myriad Genetics, Inc	2,017,768
30,800	*	Omnicell, Inc	405,020
76,352	e*	PharmaNet Development Group, Inc	551,261
37,968	e*	PRG-Schultz International, Inc	340,193
69,232	e*	Regeneron Pharmaceuticals, Inc	1,511,335
64,757	e*	Seattle Genetics, Inc	692,900
37,000	*	Sequenom, Inc	984,940
27,927	*	Tetra Tech, Inc	671,924
46,891		Watson Wyatt & Co Holdings (Class A)	2,331,889
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	15,075,726

FABRICATED METAL PRODUCTS - 1.27%
59,019	*	Chart Industries, Inc	1,685,583
42,700		CIRCOR International, Inc	1,854,461
40,505		Gulf Island Fabrication, Inc	1,396,207
54,967	e	Mueller Water Products, Inc (Class A)	493,604
23,600	*	NCI Building Systems, Inc	749,300
5,000	*	Park-Ohio Holdings Corp	89,450
5,600	e	Sun Hydraulics Corp	145,824
43,800	e*	Trimas Corp	287,328
		TOTAL FABRICATED METAL PRODUCTS	6,701,757

FOOD AND KINDRED PRODUCTS - 1.20%
300	*	Boston Beer Co, Inc (Class A)	14,247
265	e*	Central Garden & Pet Co	1,558
180,174	*	Darling International, Inc	2,001,733
16,400	e	Diamond Foods, Inc	459,692
43,145	e	Flowers Foods, Inc	1,266,737
13,800	e*	National Beverage Corp	122,406
6,500	*	Omega Protein Corp	76,440
35,316	e*	Ralcorp Holdings, Inc	2,380,652
		TOTAL FOOD AND KINDRED PRODUCTS	6,323,465

FOOD STORES - 0.44%
5,200	e	Ingles Markets, Inc (Class A)	118,716
63,795	e	Ruddick Corp	2,070,148
		TOTAL FOOD STORES	2,188,864

FURNITURE AND FIXTURES - 0.66%
74,685	e	Herman Miller, Inc	1,827,542
34,100	e	HNI Corp	864,094
9,900		Kimball International, Inc (Class B)	106,920

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
55,790	e	Tempur-Pedic International, Inc	$656,090
		TOTAL FURNITURE AND FIXTURES	3,454,646

FURNITURE AND HOME FURNISHINGS STORES - 0.37%
16,900	e*	hhgregg, Inc	164,775
118,647		Knoll, Inc	1,793,943
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,958,718

GENERAL BUILDING CONTRACTORS - 0.52%
7,200	e*	Beazer Homes USA, Inc	43,056
10,600	e*	Hovnanian Enterprises, Inc (Class A)	84,694
68,013	e*	Perini Corp	1,754,055
31,659	e	Ryland Group, Inc	839,597
		TOTAL GENERAL BUILDING CONTRACTORS	2,721,402

GENERAL MERCHANDISE STORES - 0.37%
36,800		Casey's General Stores, Inc	1,110,256
46,037	e*	Conn's, Inc	861,352
		TOTAL GENERAL MERCHANDISE STORES	1,971,608

HEALTH SERVICES - 0.85%
3,590	*	Amsurg Corp	91,437
50,200	*	CryoLife, Inc	658,624
76,470	*	Enzo Biochem, Inc	839,641
56,900	e*	Five Star Quality Care, Inc	213,375
16,800	*	Genoptix, Inc	548,856
42,400	e*	Immunomedics, Inc	75,472
15,696	e*	Life Sciences Research, Inc	549,360
14,190	*	Magellan Health Services, Inc	582,641
27,600	e*	Nighthawk Radiology Holdings, Inc	199,272
3,283	*	Odyssey HealthCare, Inc	33,322
15,102	*	RehabCare Group, Inc	273,346
25,000	*	Skilled Healthcare Group, Inc (Class A)	397,250
4,232	e*	Virtual Radiologic Corp	34,533
		TOTAL HEALTH SERVICES	4,497,129

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.39%
17,578	e	Granite Construction, Inc	629,644
70,743	e*	Matrix Service Co	1,351,191
6,300	e*	Sterling Construction Co, Inc	102,060
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,082,895

HOLDING AND OTHER INVESTMENT OFFICES - 6.80%
20,771	e	Agree Realty Corp	594,051
1,100		Alexander's, Inc	440,000
10,745	e	American Capital Agency Corp	186,103
20,191	e	Anthracite Capital, Inc	108,224
73,400		Anworth Mortgage Asset Corp	434,528
130,000	e	Ashford Hospitality Trust, Inc	526,500
98,599	e	Capital Lease Funding, Inc	781,890
87,068		Capstead Mortgage Corp	953,395
28,200		Cedar Shopping Centers, Inc	372,804
20,800	e	Corporate Office Properties Trust	839,280
214,691		DiamondRock Hospitality Co	1,953,688
20,000		EastGroup Properties, Inc	970,800
25,700	e	Equity Lifestyle Properties, Inc	1,362,871
25,600	e	Extra Space Storage, Inc	393,216

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
215,214	e	FelCor Lodging Trust, Inc	$1,540,932
19,701		First Industrial Realty Trust, Inc	565,025
21,400	e	First Potomac Realty Trust	367,866
21,976	e	Getty Realty Corp	487,208
22,600	e	Glimcher Realty Trust	235,944
77,900	e	Hersha Hospitality Trust	579,576
4,200		Highwoods Properties, Inc	149,352
10,450		Home Properties, Inc	605,577
94,533	e	iShares Russell 2000 Index Fund	6,465,112
32,100	e	Kite Realty Group Trust	353,100
37,851	e	LaSalle Hotel Properties	882,685
39,573	e	Mid-America Apartment Communities, Inc	1,944,617
24,050	e	Mission West Properties, Inc	234,247
25,500	e	Newcastle Investment Corp	161,925
53,000	e	NorthStar Realty Finance Corp	410,750
26,180		Omega Healthcare Investors, Inc	514,699
38,396	e	Pennsylvania Real Estate Investment Trust	723,765
19,300	e	Prospect Capital Corp	247,233
37,806		PS Business Parks, Inc	2,177,626
26,400		Saul Centers, Inc	1,334,256
17,191	e	Sovran Self Storage, Inc	768,266
112,900	e	Strategic Hotels & Resorts, Inc	852,395
16,800	e	Sun Communities, Inc	332,808
116,750	e	Sunstone Hotel Investors, Inc	1,576,125
21,522	e	Tanger Factory Outlet Centers, Inc	942,448
32,057	e	Urstadt Biddle Properties, Inc (Class A)	601,069
24,400		Washington Real Estate Investment Trust	893,772
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	35,865,728

HOTELS AND OTHER LODGING PLACES - 0.14%
19,700	e*	Gaylord Entertainment Co	578,589
11,400	e*	Isle of Capri Casinos, Inc	102,828
7,100	e*	Riviera Holdings Corp	52,185
		TOTAL HOTELS AND OTHER LODGING PLACES	733,602

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.58%
74,800	e	Actuant Corp (Class A)	1,887,952
9,500		Alamo Group, Inc	161,975
51,600	*	Altra Holdings, Inc	761,616
42,556		Ampco-Pittsburgh Corp	1,102,200
12,638		Black Box Corp	436,390
109,757	*	Cirrus Logic, Inc	598,176
33,823	e*	Columbus McKinnon Corp	797,208
131,960	e*	Emulex Corp	1,408,013
41,274	*	ENGlobal Corp	547,706
49,214	e*	EnPro Industries, Inc	1,828,792
216,800	e*	Extreme Networks, Inc	730,616
3,000		Graham Corp	162,300
31,000	e*	Intermec, Inc	608,840
3,900	*	Kadant, Inc	88,803
5,200	e	Lindsay Manufacturing Co	378,300
53,356	*	Micros Systems, Inc	1,422,471
58,200		Modine Manufacturing Co	842,736
4,049		Nacco Industries, Inc (Class A)	382,711
60,000	*	Netezza Corp	636,600
33,700	*	Netgear, Inc	505,500
13,000	e	NN, Inc	167,050

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
9,700	e	Nordson Corp	$476,367
541,314	e,v*	Quantum Corp	584,619
639	*	Rimage Corp	8,920
65,100	e*	Riverbed Technology, Inc	815,052
60,900		Robbins & Myers, Inc	1,883,637
24,600		Sauer-Danfoss, Inc	607,374
30,000	e*	Scansource, Inc	863,700
11,500		Standex International Corp	319,125
16,027	e*	Super Micro Computer, Inc	144,403
10,800	*	T-3 Energy Services, Inc	400,896
11,300	*	Ultratech, Inc	136,730
49,300	*	VeriFone Holdings, Inc	815,422
45,600		Woodward Governor Co	1,608,312
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	24,120,512

INSTRUMENTS AND RELATED PRODUCTS - 6.17%
8,200	e*	Accuray, Inc	66,174
44,900	e*	American Medical Systems Holdings, Inc	797,424
8,700		Analogic Corp	432,912
14,400	*	Angiodynamics, Inc	227,520
19,292	*	Bio-Rad Laboratories, Inc (Class A)	1,912,223
44,608	e*	Bruker BioSciences Corp	594,625
27,879	e*	Cantel Medical Corp	268,196
5,500	e*	Coherent, Inc	195,525
47,470	e*	Conmed Corp	1,519,040
64,200	e*	Cynosure, Inc (Class A)	1,151,748
19,300	*	Dionex Corp	1,226,515
6,500	*	Exactech, Inc	144,560
27,496	*	FARO Technologies, Inc	560,094
76,071	e*	Fossil, Inc	2,147,484
45,639	e*	I-Flow Corp	424,899
37,240	e*	II-VI, Inc	1,439,698
37,900	e	Invacare Corp	914,906
81,600	e*	ION Geophysical Corp	1,157,904
17,800	e*	Kensey Nash Corp	559,988
10,200	e*	LaBarge, Inc	153,612
78,117	*	Lydall, Inc	752,267
34,200	e*	Masimo Corp	1,272,240
3,700	e*	Medical Action Industries, Inc	48,581
76,401	*	Merit Medical Systems, Inc	1,434,047
367	e*	MKS Instruments, Inc	7,307
54,732		Movado Group, Inc	1,223,260
33,366		MTS Systems Corp	1,404,709
17,228	e*	NuVasive, Inc	849,857
20,800	e*	NxStage Medical, Inc	87,776
8,000	*	Rofin-Sinar Technologies, Inc	244,880
6,200	e*	SonoSite, Inc	194,680
77,344		STERIS Corp	2,906,588
43,479	*	Teledyne Technologies, Inc	2,485,260
47,744	*	Varian, Inc	2,048,218
26,089	e*	Vivus, Inc	207,147
20,300	*	Vnus Medical Technologies, Inc	424,879
3,500	*	Volcano Corp	60,515
27,915	e*	Zoll Medical Corp	913,379
3,352	*	Zygo Corp	42,168
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	32,502,805

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
INSURANCE AGENTS, BROKERS AND SERVICE - 0.14%
474	e	Hilb Rogal & Hobbs Co	$22,155
47,400	e	National Financial Partners Corp	711,000
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	733,155

INSURANCE CARRIERS - 4.87%
134,300	e	Ambac Financial Group, Inc	312,919
64,040	*	AMERIGROUP Corp	1,616,370
81,315	*	Amerisafe, Inc	1,479,933
15,673	*	Argo Group International Holdings Ltd	577,550
83,092		Aspen Insurance Holdings Ltd	2,285,030
51,500	e	Assured Guaranty Ltd	837,390
15,700	e	Castlepoint Holdings Ltd	174,741
32,600	*	Catalyst Health Solutions, Inc	851,512
96,300	*	Centene Corp	1,975,113
52,500	*	CNA Surety Corp	876,750
20,000		Delphi Financial Group, Inc (Class A)	560,800
7,200		Flagstone Reinsurance Holdings Ltd	73,944
44,200	*	Hallmark Financial Services	401,778
70,863	*	Healthspring, Inc	1,499,461
32,000		IPC Holdings Ltd	966,720
7,100	e	LandAmerica Financial Group, Inc	172,175
104,544		Meadowbrook Insurance Group, Inc	738,081
58,448	e*	Molina Healthcare, Inc	1,811,888
4,800	e	National Interstate Corp	115,344
12,164	*	Navigators Group, Inc	705,512
46,109	e	Odyssey Re Holdings Corp	2,019,574
55,700		Platinum Underwriters Holdings Ltd	1,976,236
16,100	*	PMA Capital Corp (Class A)	142,002
37,900	e	PMI Group, Inc	111,805
2,031	e	Presidential Life Corp	32,069
85,326	e*	Primus Guaranty Ltd	223,554
37,200		Radian Group, Inc	187,488
20,500	*	SeaBright Insurance Holdings, Inc	266,500
6,700	e	Tower Group, Inc	157,852
72,313	e*	Universal American Financial Corp	881,495
70,300		Validus Holdings Ltd	1,634,475
		TOTAL INSURANCE CARRIERS	25,666,061

LEATHER AND LEATHER PRODUCTS - 0.34%
22,800	*	Steven Madden Ltd	564,984
46,300	e	Wolverine World Wide, Inc	1,225,098
		TOTAL LEATHER AND LEATHER PRODUCTS	1,790,082

LEGAL SERVICES - 0.11%
13,806	e*	Pre-Paid Legal Services, Inc	569,636
		TOTAL LEGAL SERVICES	569,636

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.13%
22,600	e*	Emergency Medical Services Corp (Class A)	675,288
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	675,288

METAL MINING - 0.29%
2,000	e*	Apex Silver Mines Ltd	3,440
84,601	*	Rosetta Resources, Inc	1,553,274
		TOTAL METAL MINING	1,556,714

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.59%
43,115		Blyth, Inc	$488,924
107,000	e	Callaway Golf Co	1,505,490
34,200	e*	Jakks Pacific, Inc	851,922
7,288	*	RC2 Corp	145,760
26,900	*	Shuffle Master, Inc	136,921
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,129,017

MISCELLANEOUS RETAIL - 1.23%
131,191	*	1-800-FLOWERS.COM, Inc (Class A)	789,770
29,000		Cash America International, Inc	1,045,160
117,991	*	Ezcorp, Inc (Class A)	2,218,231
43,000	e*	Fuqi International, Inc	350,450
11,800		Longs Drug Stores Corp	892,552
22,300	*	PC Connection, Inc	149,187
16,400	e*	PC Mall, Inc	112,012
54,161	e	Systemax, Inc	761,504
9,300	e*	Zumiez, Inc	153,264
		TOTAL MISCELLANEOUS RETAIL	6,472,130

MOTION PICTURES - 0.22%
381,110	e*	Blockbuster, Inc (Class A)	781,275
35,100	e	National CineMedia, Inc	387,855
		TOTAL MOTION PICTURES	1,169,130

NONDEPOSITORY INSTITUTIONS - 0.65%
124,283		Advance America Cash Advance Centers, Inc	371,606
47,000		Ares Capital Corp	490,210
200	e*	CompuCredit Corp	784
5,900	*	Encore Capital Group, Inc	80,830
18,545	*	First Cash Financial Services, Inc	278,175
19,200	e	Kohlberg Capital Corp	164,928
12,000	e*	Mitcham Industries, Inc	121,080
12,500		Patriot Capital Funding, Inc	79,625
136,657	e*	thinkorswim Group, Inc	1,138,353
19,700	e*	World Acceptance Corp	709,200
		TOTAL NONDEPOSITORY INSTITUTIONS	3,434,791

NONMETALLIC MINERALS, EXCEPT FUELS - 0.24%
24,600	e	Compass Minerals International, Inc	1,288,794
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,288,794

OIL AND GAS EXTRACTION - 3.80%
18,100	e*	Abraxas Petroleum Corp	47,241
11,500	e*	Approach Resources, Inc	166,290
9,000	e*	Arena Resources, Inc	349,650
48,700	e*	Basic Energy Services, Inc	1,037,310
26,600	e	Berry Petroleum Co (Class A)	1,030,218
24,800	*	Bill Barrett Corp	796,328
25,820	e*	Clayton Williams Energy, Inc	1,821,085
21,000	*	Complete Production Services, Inc	422,730
30,836	*	Comstock Resources, Inc	1,543,342
51,300	*	Concho Resources, Inc	1,416,393
14,385	e*	Dawson Geophysical Co	671,636
223,128	e*	Endeavour International Corp	294,529
124,777	e*	Energy Partners Ltd	1,081,817
165,138	e	Energy XXI Bermuda Ltd	502,020

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
33,200	e*	EXCO Resources, Inc	$541,824
23,300	e*	Gasco Energy, Inc	42,406
5,200	*	Geokinetics, Inc	98,800
14,200	e*	Georesources, Inc	162,732
11,000	e*	Goodrich Petroleum Corp	479,490
46,386	e*	McMoRan Exploration Co	1,096,565
93,600	*	Meridian Resource Corp	172,224
3,000	e	Panhandle Oil and Gas, Inc (Class A)	85,890
14,700	e	Penn Virginia Corp	785,568
500	m,v*	Petrocorp, Inc	0
48,182	e*	Petroquest Energy, Inc	739,594
32,200	e*	Quest Resource Corp	85,652
7,608		Smith International, Inc	446,133
36,500	*	Stone Energy Corp	1,545,045
30,100	e*	Swift Energy Co	1,164,569
181,900	*	Vaalco Energy, Inc	1,244,196
5,300	e*	Willbros Group, Inc	140,450
		TOTAL OIL AND GAS EXTRACTION	20,011,727

PAPER AND ALLIED PRODUCTS - 0.38%
16,700	e*	AbitibiBowater, Inc	64,629
24,956	*	Buckeye Technologies, Inc	204,390
19,278	e*	Kapstone Paper and Packaging Corp	122,415
40,673		Rock-Tenn Co (Class A)	1,626,107
		TOTAL PAPER AND ALLIED PRODUCTS	2,017,541

PERSONAL SERVICES - 0.31%
40,600		Regis Corp	1,116,500
36,200	e*	Sally Beauty Holdings, Inc	311,320
5,700	*	Steiner Leisure Ltd	195,966
		TOTAL PERSONAL SERVICES	1,623,786

PETROLEUM AND COAL PRODUCTS - 0.25%
39,070	e*	CVR Energy, Inc	332,876
188,455	e*	Gran Tierra Energy, Inc	699,168
10,416		Quaker Chemical Corp	296,439
		TOTAL PETROLEUM AND COAL PRODUCTS	1,328,483

PRIMARY METAL INDUSTRIES - 0.98%
50,294	e	Belden CDT, Inc	1,598,846
11,600	e*	Century Aluminum Co	321,204
20,800	e	Gibraltar Industries, Inc	389,168
10,000	*	Haynes International, Inc	468,300
12,327		Matthews International Corp (Class A)	625,472
52,454		Mueller Industries, Inc	1,206,967
11,900		Olympic Steel, Inc	350,931
15,000	e	Worthington Industries, Inc	224,100
		TOTAL PRIMARY METAL INDUSTRIES	5,184,988

PRINTING AND PUBLISHING - 0.97%
7,900	e*	ACCO Brands Corp	59,566
52,600		Bowne & Co, Inc	607,530
28,259	*	Consolidated Graphics, Inc	857,095
7,500	e	CSS Industries, Inc	193,050
66,300		Ennis, Inc	1,024,998
29,100	e	McClatchy Co (Class A)	128,040
41,200	e	Standard Register Co	405,820

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
72,100	e*	Valassis Communications, Inc	$624,386
36,200	e*	VistaPrint Ltd	1,188,808
		TOTAL PRINTING AND PUBLISHING	5,089,293

REAL ESTATE - 0.34%
76,602	e	DuPont Fabros Technology, Inc	1,168,180
62,400	e*	LoopNet, Inc	613,392
1		Stewart Enterprises, Inc (Class A)	8
		TOTAL REAL ESTATE	1,781,580

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.90%
9,300	e*	Deckers Outdoor Corp	967,944
54,736		Schulman (A.), Inc	1,082,678
40,900	e*	Skechers U.S.A., Inc (Class A)	688,347
38,100	e	Titan International, Inc	812,292
43,200		Tupperware Corp	1,193,616
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	4,744,877

SECURITY AND COMMODITY BROKERS - 1.49%
31,000	e*	Duff & Phelps Corp (Class A)	651,930
62,100	e	Evercore Partners, Inc (Class A)	1,116,558
30,600	e*	FCStone Group, Inc	550,494
17,400	e	GAMCO Investors, Inc (Class A)	1,031,820
154,228	e	GFI Group, Inc	726,414
73,900	*	Knight Capital Group, Inc (Class A)	1,098,154
10,000		ProShares Ultra Russell2000	441,400
28,350	*	Stifel Financial Corp	1,414,665
39,582	e	SWS Group, Inc	797,973
		TOTAL SECURITY AND COMMODITY BROKERS	7,829,408

SOCIAL SERVICES - 0.01%
1,813	*	Res-Care, Inc	32,888
		TOTAL SOCIAL SERVICES	32,888

SPECIAL TRADE CONTRACTORS - 0.87%
10,888	e*	AsiaInfo Holdings, Inc	99,952
127,699	e	Comfort Systems USA, Inc	1,706,059
30,641	*	Dycom Industries, Inc	398,946
91,020	e*	EMCOR Group, Inc	2,395,646
		TOTAL SPECIAL TRADE CONTRACTORS	4,600,603

STONE, CLAY, AND GLASS PRODUCTS - 0.33%
41,400	e	Apogee Enterprises, Inc	622,242
18,400	*	Cabot Microelectronics Corp	590,272
10,000	e	CARBO Ceramics, Inc	516,100
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,728,614

TEXTILE MILL PRODUCTS - 0.11%
91,200	e	Xerium Technologies, Inc	587,328
		TOTAL TEXTILE MILL PRODUCTS	587,328

TRANSPORTATION BY AIR - 0.62%
128,200	e*	Airtran Holdings, Inc	311,526
1,020	*	PHI, Inc	37,669
77,591		Skywest, Inc	1,239,904
158,250	e	UAL Corp	1,391,017

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
51,500	e*	US Airways Group, Inc	$310,545
		TOTAL TRANSPORTATION BY AIR	3,290,661

TRANSPORTATION EQUIPMENT - 2.04%
26,338	e*	Amerigon, Inc (Class A)	173,304
63,600	e	ArvinMeritor, Inc	829,344
21,000	*	ATC Technology Corp	498,540
114,154	e*	Cogo Group, Inc	601,592
17,700		Ducommun, Inc	422,676
32,200	*	Hayes Lemmerz International, Inc	87,906
32,326	e	Heico Corp	1,060,939
6,100	*	LMI Aerospace, Inc	122,671
26,552	e	Polaris Industries, Inc	1,207,850
49,400	e*	Tenneco, Inc	525,122
31,700	e*	TransDigm Group, Inc	1,085,091
40,035	e	Triumph Group, Inc	1,830,000
44,900		Westinghouse Air Brake Technologies Corp	2,300,227
		TOTAL TRANSPORTATION EQUIPMENT	10,745,262

TRANSPORTATION SERVICES - 0.74%
5,600	e*	Dynamex, Inc	159,376
39,117	*	HUB Group, Inc (Class A)	1,472,755
67,933	*	Lear Corp	713,296
67,667	e	Pacer International, Inc	1,114,475
20,000	e	Ship Finance International Ltd	431,200
		TOTAL TRANSPORTATION SERVICES	3,891,102

TRUCKING AND WAREHOUSING - 0.64%
31,336	e	Arkansas Best Corp	1,055,710
7,380	*	Marten Transport Ltd	143,984
28,000	*	Old Dominion Freight Line	793,520
10,900	*	Saia, Inc	144,752
42,000	e	Werner Enterprises, Inc	911,820
28,300	e*	YRC Worldwide, Inc	338,468
		TOTAL TRUCKING AND WAREHOUSING	3,388,254

WATER TRANSPORTATION - 0.30%
25,000	e	Nordic American Tanker Shipping	801,500
22,100	e*	TBS International Ltd (Class A)	297,466
22,500	e	Teekay Tankers Ltd (Class A)	380,925
10,000	e*	Ultrapetrol Bahamas Ltd	78,500
		TOTAL WATER TRANSPORTATION	1,558,391

WHOLESALE TRADE-DURABLE GOODS - 2.00%
77,899		Applied Industrial Technologies, Inc	2,097,820
61,800	e	Barnes Group, Inc	1,249,596
50,000	*	Beacon Roofing Supply, Inc	781,000
20,700	e	Castle (A.M.) & Co	357,696
15,800	*	Digi International, Inc	161,160
18,455	e	Houston Wire & Cable Co	316,872
40,200		IKON Office Solutions, Inc	683,802
66,200	*	Insight Enterprises, Inc	887,742
17,094	e*	MWI Veterinary Supply, Inc	671,623
35,500	e	Owens & Minor, Inc	1,721,750
59,065	e*	PSS World Medical, Inc	1,151,767
16,800	e*	Solera Holdings, Inc	482,496
		TOTAL WHOLESALE TRADE-DURABLE GOODS	10,563,324

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-NONDURABLE GOODS - 1.27%
27,000	e	Andersons, Inc	$950,940
200	*	CPEX Pharmaceuticals, Inc	3,750
15,000	e*	Fresh Del Monte Produce, Inc	333,000
44,227	e*	LSB Industries, Inc	612,544
8,800	e	Nash Finch Co	379,456
77,043		Spartan Stores, Inc	1,916,830
29,600	*	Tractor Supply Co	1,244,680
20,000	*	United Stationers, Inc	956,600
18,100	e*	Volcom, Inc	312,768
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,710,568

		TOTAL COMMON STOCKS	519,261,556
		(Cost $573,215,830)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 29.13%

NONDEPOSITORY INSTITUTIONS - 0.92%
$ 4,820,000		Federal Home Loan Bank (FHLB), 10/01/08	4,820,000
			4,820,000
SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 28.21%
148,693,566		State Street Navigator Securities Lending Prime Portfolio	148,693,566
			148,693,566

		TOTAL SHORT-TERM INVESTMENTS	153,513,566
		(Cost $153,513,566)

		TOTAL PORTFOLIO - 127.65%	672,775,122
		(Cost $726,729,396)
		OTHER ASSETS & LIABILITIES, NET - (27.65)%	(145,733,430)

		NET ASSETS - 100.00%	$527,041,692

	*	Non-income producing.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $370,951.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.74%
AMUSEMENT AND RECREATION SERVICES - 0.15%
268	e*	Ticketmaster	$2,876
4,417	*	Penn National Gaming, Inc	117,359
13,555		Walt Disney Co	416,003
831	e	Warner Music Group Corp	6,316
		TOTAL AMUSEMENT AND RECREATION SERVICES	542,554

APPAREL AND ACCESSORY STORES - 0.68%
5,339		Abercrombie & Fitch Co (Class A)	210,623
7,535	e	American Eagle Outfitters, Inc	114,909
1,413	*	AnnTaylor Stores Corp	29,164
14,779		Gap, Inc	262,771
5,831	e*	Hanesbrands, Inc	126,824
14,438	e*	Kohl's Corp	665,303
11,613		Limited Brands, Inc	201,137
11,162	e	Nordstrom, Inc	321,689
8,022		Ross Stores, Inc	295,290
6,964	e*	Urban Outfitters, Inc	221,943
		TOTAL APPAREL AND ACCESSORY STORES	2,449,653

APPAREL AND OTHER TEXTILE PRODUCTS - 0.13%
3,661		Guess ?, Inc	127,366
2,838		Phillips-Van Heusen Corp	107,589
3,467	e	Polo Ralph Lauren Corp (Class A)	231,041
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	465,996

AUTO REPAIR, SERVICES AND PARKING - 0.02%
1,148	*	Hertz Global Holdings, Inc	8,690
1,061	e	Ryder System, Inc	65,782
		TOTAL AUTO REPAIR, SERVICES AND PARKING	74,472

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.27%
5,844		Advance Auto Parts	231,773
2,522	*	Autozone, Inc	311,063
13,681	e*	Carmax, Inc	191,534
4,022	*	Copart, Inc	152,836
2,977	*	O'Reilly Automotive, Inc	79,694
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	966,900

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%
7,921	e	Fastenal Co	391,218
4,575		Lowe's Cos, Inc	108,382
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	499,600

BUSINESS SERVICES - 12.18%
36,632		Accenture Ltd (Class A)	1,392,016

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
36,403	*	Activision Blizzard, Inc	$561,698
32,618	*	Adobe Systems, Inc	1,287,432
1,467	*	Affiliated Computer Services, Inc (Class A)	74,274
10,460	*	Akamai Technologies, Inc	182,422
4,183	e*	Alliance Data Systems Corp	265,119
5,129	e*	Amdocs Ltd	140,432
5,194	e*	Ansys, Inc	196,697
13,704	*	Autodesk, Inc	459,769
31,795		Automatic Data Processing, Inc	1,359,236
11,715	*	BMC Software, Inc	335,400
2,540		Brink's Co	154,991
11,195		CA, Inc	223,452
4,241	e*	Cerner Corp	189,318
11,318	e*	Citrix Systems, Inc	285,893
2,482	e*	Clear Channel Outdoor Holdings, Inc (Class A)	33,954
17,719	*	Cognizant Technology Solutions Corp (Class A)	404,525
9,321	*	Compuware Corp	90,320
2,238	e*	DST Systems, Inc	125,306
68,033	*	eBay, Inc	1,522,578
19,530	*	Electronic Arts, Inc	722,415
4,235		Equifax, Inc	145,896
2,005	e*	Equinix, Inc	139,267
4,974	e*	F5 Networks, Inc	116,292
2,667	e	Factset Research Systems, Inc	139,351
2,488		Fidelity National Information Services, Inc	45,928
10,055	e*	Fiserv, Inc	475,803
14,526	*	Google, Inc (Class A)	5,817,954
3,377	*	HLTH Corp	38,599
2,589	*	IHS, Inc (Class A)	123,340
2,297		IMS Health, Inc	43,436
23,894	e*	Interpublic Group of Cos, Inc	185,179
19,689	*	Intuit, Inc	622,369
10,974	e*	Iron Mountain, Inc	267,875
32,198	*	Juniper Networks, Inc	678,412
3,481	e*	Kinetic Concepts, Inc	99,522
4,508	e*	Lamar Advertising Co (Class A)	139,252
341		Manpower, Inc	14,718
4,456	e	Mastercard, Inc (Class A)	790,182
8,351	*	McAfee, Inc	283,600
492,410	d	Microsoft Corp	13,142,423
7,161	e*	Monster Worldwide, Inc	106,771
9,273	e*	NCR Corp	204,470
8,943	*	Novell, Inc	45,967
10,294	*	Nuance Communications, Inc	125,484
18,418	e	Omnicom Group, Inc	710,198
238,877	*	Oracle Corp	4,851,592
11,693	*	Red Hat, Inc	176,214
8,767	e	Robert Half International, Inc	216,983
6,451	e*	Salesforce.com, Inc	312,228
1,731	e*	Sohu.com, Inc	96,503
10,056		Total System Services, Inc	164,918
11,026	*	Unisys Corp	30,322
12,118	e*	VeriSign, Inc	316,037
27,454		Visa, Inc (Class A)	1,685,401

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,586	e*	VMware, Inc (Class A)	$68,891
8,460		Waste Management, Inc	266,405
477	e*	WebMD Health Corp (Class A)	14,186
84,471	*	Yahoo!, Inc	1,461,348
		TOTAL BUSINESS SERVICES	44,170,563

CHEMICALS AND ALLIED PRODUCTS - 10.70%
94,660		Abbott Laboratories	5,450,523
471	*	Abraxis Bioscience, Inc	32,480
12,921		Air Products & Chemicals, Inc	884,959
5,699		Albemarle Corp	175,757
709		Alberto-Culver Co	19,313
26,176		Avon Products, Inc	1,088,136
1,947	*	Barr Pharmaceuticals, Inc	127,139
17,806	*	Biogen Idec, Inc	895,464
5,877	e*	BioMarin Pharmaceuticals, Inc	155,682
110,851		Bristol-Myers Squibb Co	2,311,243
8,057		Celanese Corp (Series A)	224,871
4,155	e*	Cephalon, Inc	321,971
3,395		CF Industries Holdings, Inc	310,507
1,892	*	Charles River Laboratories International, Inc	105,063
630		Chemtura Corp	2,873
4,117		Church & Dwight Co, Inc	255,625
2,565	e	Clorox Co	160,800
31,147		Colgate-Palmolive Co	2,346,926
10,702	e	Ecolab, Inc	519,261
5,810		Eli Lilly & Co	255,814
6,005		Estee Lauder Cos (Class A)	299,710
1,765		FMC Corp	90,703
1,828	*	Forest Laboratories, Inc	51,696
28,494	*	Genentech, Inc	2,526,848
16,390	*	Genzyme Corp	1,325,787
56,581	*	Gilead Sciences, Inc	2,578,962
1,333	*	Hospira, Inc	50,921
911	e	Huntsman Corp	11,479
3,754	e*	Idexx Laboratories, Inc	205,719
2,234	*	ImClone Systems, Inc	139,491
4,998		International Flavors & Fragrances, Inc	197,221
2,531	e*	Inverness Medical Innovations, Inc	75,930
1,696	e*	Invitrogen Corp	64,109
37,650		Merck & Co, Inc	1,188,234
33,659		Monsanto Co	3,331,568
9,524		Mosaic Co	647,822
3,137	e*	Mylan Laboratories, Inc	35,825
7,960		Nalco Holding Co	147,578
1,495	*	NBTY, Inc	44,132
4,726		Perrigo Co	181,762
1,089	e	PPG Industries, Inc	63,510
19,205		Praxair, Inc	1,377,767
69,473		Procter & Gamble Co	4,841,573
6,867		Rohm & Haas Co	480,690
99,440		Schering-Plough Corp	1,836,657
2,268		Scotts Miracle-Gro Co (Class A)	53,616
6,659	e*	Sepracor, Inc	121,926

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,173	e	Sherwin-Williams Co	$352,849
4,219	e	Sigma-Aldrich Corp	221,160
5,139	*	VCA Antech, Inc	151,446
8,622	e*	Vertex Pharmaceuticals, Inc	286,595
5,537	e*	Warner Chilcott Ltd (Class A)	83,719
3,042	*	Watson Pharmaceuticals, Inc	86,697
		TOTAL CHEMICALS AND ALLIED PRODUCTS	38,798,109

COAL MINING - 0.54%
4,219	e*	Alpha Natural Resources, Inc	216,983
8,840		Arch Coal, Inc	290,748
11,210		Consol Energy, Inc	514,427
4,830	e	Massey Energy Co	172,286
16,653		Peabody Energy Corp	749,385
		TOTAL COAL MINING	1,943,829

COMMUNICATIONS - 1.83%
24,313	*	American Tower Corp (Class A)	874,539
2,300	e*	Central European Media Enterprises Ltd (Class A)	150,420
3,380	e*	Clearwire Corp (Class A)	40,154
50,220		Comcast Corp (Class A)	985,819
3,533	e*	Crown Castle International Corp	102,351
3,345	*	CTC Media, Inc	50,175
36,541	e*	DIRECTV Group, Inc	956,278
12,510	*	DISH Network Corp (Class A)	262,710
4,587		Embarq Corp	186,003
3,962	e	Frontier Communications Corp	45,563
4,944	e	Global Payments, Inc	221,788
670	*	IAC/InterActiveCorp	11,591
306	e*	Leap Wireless International, Inc	11,659
95,189	e*	Level 3 Communications, Inc	257,010
9,618	e*	Liberty Global, Inc (Class A)	291,425
31,691	*	Liberty Media Corp - Entertainment (Series A)	791,324
15,045	e*	MetroPCS Communications, Inc	210,480
4,737	e*	NeuStar, Inc (Class A)	94,219
10,278	*	NII Holdings, Inc (Class B)	389,742
44,650	e	Qwest Communications International, Inc	144,220
6,707	e*	SBA Communications Corp (Class A)	173,510
2,693		Telephone & Data Systems, Inc	96,275
4,694	e	Time Warner Cable, Inc (Class A)	113,595
444	*	US Cellular Corp	20,832
14,362		Windstream Corp	157,120
		TOTAL COMMUNICATIONS	6,638,802

DEPOSITORY INSTITUTIONS - 0.75%
486	e	Capitol Federal Financial	21,544
11,049		Hudson City Bancorp, Inc	203,854
5,507	*	Metavante Technologies, Inc	106,065
12,192		Northern Trust Corp	880,262
6,909		State Street Corp	392,984
45,387		Western Union Co	1,119,697
		TOTAL DEPOSITORY INSTITUTIONS	2,724,406

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
EATING AND DRINKING PLACES - 1.80%
6,249	e	Brinker International, Inc	$111,795
4,920		Burger King Holdings, Inc	120,835
1,995	e*	Chipotle Mexican Grill, Inc (Class A)	110,703
8,590		Darden Restaurants, Inc	245,932
63,060		McDonald's Corp	3,890,802
44,652	*	Starbucks Corp	663,975
11,329	e	Tim Hortons, Inc	335,693
20,136		Wendy's/Arby's Group, Inc (Class A)	105,915
29,045		Yum! Brands, Inc	947,157
		TOTAL EATING AND DRINKING PLACES	6,532,807

EDUCATIONAL SERVICES - 0.28%
7,817	*	Apollo Group, Inc (Class A)	463,548
3,842		DeVry, Inc	190,333
2,343	e*	ITT Educational Services, Inc	189,572
852		Strayer Education, Inc	170,622
		TOTAL EDUCATIONAL SERVICES	1,014,075

ELECTRIC, GAS, AND SANITARY SERVICES - 2.11%
41,206	e*	AES Corp	481,698
10,306	e	Allegheny Energy, Inc	378,952
2		Aqua America, Inc	36
21,768	e*	Calpine Corp	282,984
12,745		Centerpoint Energy, Inc	185,695
10,011	e	Constellation Energy Group, Inc	243,267
7,520	*	Covanta Holding Corp	180,029
546	e	DPL, Inc	13,541
9,219	e	El Paso Corp	117,634
761		Energen Corp	34,458
8,316	e	Entergy Corp	740,207
20,118		Exelon Corp	1,259,789
7,104	*	Mirant Corp	129,932
5,301	e*	NRG Energy, Inc	131,200
22,881	e	PPL Corp	847,055
31,190		Public Service Enterprise Group, Inc	1,022,720
3,894		Questar Corp	159,342
8,793		Republic Services, Inc	263,614
2,965		Sierra Pacific Resources	28,405
5,266	*	Stericycle, Inc	310,220
35,845		Williams Cos, Inc	847,734
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	7,658,512

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.26%
4,708	e*	Advanced Micro Devices, Inc	24,717
18,388		Altera Corp	380,264
6,412		Ametek, Inc	261,417
10,756		Amphenol Corp (Class A)	431,746
17,795	e	Analog Devices, Inc	468,898
54,075	*	Apple Computer, Inc	6,146,165
15,992	*	Atmel Corp	54,213
4,101	*	Avnet, Inc	101,008
853	e	AVX Corp	8,692
31,532	*	Broadcom Corp (Class A)	587,441
5,024	e*	Ciena Corp	50,642

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
362,321	*	Cisco Systems, Inc	$8,173,962
8,122	e	Cooper Industries Ltd (Class A)	324,474
2,103	e*	Cree, Inc	47,906
9,329	e*	Cypress Semiconductor Corp	48,697
3,083	*	Dolby Laboratories, Inc (Class A)	108,491
4,563		Eaton Corp	256,349
305	e*	EchoStar Corp (Class A)	7,351
3,526	e*	Energizer Holdings, Inc	284,019
2,739	*	First Solar, Inc	517,424
2,785	e	Harman International Industries, Inc	94,885
8,262		Harris Corp	381,704
45,482		Honeywell International, Inc	1,889,777
4,686	*	Integrated Device Technology, Inc	36,457
303,552	e	Intel Corp	5,685,529
1,125	*	International Rectifier Corp	21,398
2,645		Intersil Corp (Class A)	43,854
6,905	e*	JDS Uniphase Corp	58,416
5,831		L-3 Communications Holdings, Inc	573,304
1,828	e	Lincoln Electric Holdings, Inc	117,559
13,608	e	Linear Technology Corp	417,221
30,204	*	LSI Logic Corp	161,893
29,699	*	Marvell Technology Group Ltd	276,201
13,969	*	MEMC Electronic Materials, Inc	394,764
11,344	e	Microchip Technology, Inc	333,854
5,386	e*	Micron Technology, Inc	21,813
2,545	e	Molex, Inc	57,135
14,337		National Semiconductor Corp	246,740
21,070	e*	NetApp, Inc	384,106
1,826	*	Novellus Systems, Inc	35,863
33,947	*	Nvidia Corp	363,572
24,930	e*	ON Semiconductor Corp	168,527
99,284		Qualcomm, Inc	4,266,233
6,448	e*	Rambus, Inc	82,857
3,086	e*	Silicon Laboratories, Inc	94,740
175,097	e*	Sirius XM Radio, Inc	99,805
2,429	e*	Sunpower Corp (Class A)	172,289
2,558	*	Sunpower Corp (Class B)	176,630
81,130		Texas Instruments, Inc	1,744,295
4,499	*	Varian Semiconductor Equipment Associates, Inc	113,015
17,129	e	Xilinx, Inc	401,675
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	37,199,987

ENGINEERING AND MANAGEMENT SERVICES - 1.45%
5,518	*	Aecom Technology Corp	134,860
8,171	e*	Amylin Pharmaceuticals, Inc	165,218
26,733	*	Celgene Corp	1,691,664
2,142		Corporate Executive Board Co	66,938
10,881		Fluor Corp	606,072
3,246	e*	Genpact Ltd	33,726
3,390	*	Gen-Probe, Inc	179,840
5,976	*	Hewitt Associates, Inc (Class A)	217,765
7,471	*	Jacobs Engineering Group, Inc	405,750
8,169		KBR, Inc	124,741
13,891	*	McDermott International, Inc	354,915

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
19,848	e	Paychex, Inc	$655,579
7,966	e	Quest Diagnostics, Inc	411,603
1,736	*	SAIC, Inc	35,119
5,121	*	Shaw Group, Inc	157,368
827	*	URS Corp	30,326
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,271,484

FABRICATED METAL PRODUCTS - 0.29%
938	e*	Alliant Techsystems, Inc	88,116
716	e	Aptargroup, Inc	28,003
933		Ball Corp	36,844
9,535	*	Crown Holdings, Inc	211,772
1,432	e	Illinois Tool Works, Inc	63,652
10,288	e	Parker Hannifin Corp	545,264
1,177	e	Valmont Industries, Inc	97,326
		TOTAL FABRICATED METAL PRODUCTS	1,070,977

FOOD AND KINDRED PRODUCTS - 4.48%
24,143		Anheuser-Busch Cos, Inc	1,566,398
6,589		Campbell Soup Co	254,335
100,443		Coca-Cola Co	5,311,426
1,774		General Mills, Inc	121,909
10,728		H.J. Heinz Co	536,078
4,478	e*	Hansen Natural Corp	135,460
4,796	e	Hershey Co	189,634
8,752		Kellogg Co	490,987
2,477		McCormick & Co, Inc	95,241
91,448		PepsiCo, Inc	6,517,499
1,742		Tyson Foods, Inc (Class A)	20,799
12,513		Wrigley (Wm.) Jr Co	993,532
		TOTAL FOOD AND KINDRED PRODUCTS	16,233,298

FOOD STORES - 0.21%
17,905		Kroger Co	492,029
1,638	e*	Panera Bread Co (Class A)	83,374
8,796	e	Whole Foods Market, Inc	176,184
		TOTAL FOOD STORES	751,587

FORESTRY - 0.01%
547	e	Rayonier, Inc	25,900
		TOTAL FORESTRY	25,900

FURNITURE AND FIXTURES - 0.05%
441	e	Hill-Rom Holdings, Inc	13,367
5,532		Johnson Controls, Inc	167,786
		TOTAL FURNITURE AND FIXTURES	181,153

FURNITURE AND HOME FURNISHINGS STORES - 0.21%
13,070	e*	Bed Bath & Beyond, Inc	410,529
10,014	*	GameStop Corp (Class A)	342,579
947	e	Williams-Sonoma, Inc	15,322
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	768,430

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
GENERAL BUILDING CONTRACTORS - 0.06%
22	e*	NVR, Inc	$12,584
2,910	e	Pulte Homes, Inc	40,653
3,420		Walter Industries, Inc	162,279
		TOTAL GENERAL BUILDING CONTRACTORS	215,516

GENERAL MERCHANDISE STORES - 3.18%
5,100	e*	Big Lots, Inc	141,933
26,565		Costco Wholesale Corp	1,724,865
720		Family Dollar Stores, Inc	17,064
26,049		TJX Cos, Inc	795,015
44,790	e	Target Corp	2,196,950
111,057		Wal-Mart Stores, Inc	6,651,204
		TOTAL GENERAL MERCHANDISE STORES	11,527,031

HEALTH SERVICES - 1.48%
1,348		AmerisourceBergen Corp	50,752
2,192		Cigna Corp	74,484
1,456	e*	Community Health Systems, Inc	42,675
3,855	e*	Covance, Inc	340,821
1,746	*	Coventry Health Care, Inc	56,832
5,343	*	DaVita, Inc	304,604
3,282	e*	Edwards Lifesciences Corp	189,568
12,908	e*	Express Scripts, Inc	952,869
8,565	*	Health Management Associates, Inc (Class A)	35,630
6,827	e*	Laboratory Corp of America Holdings	474,477
4,155	e*	Lincare Holdings, Inc	125,024
12,211		McKesson Corp	657,074
31,070	*	Medco Health Solutions, Inc	1,398,150
440		Omnicare, Inc	12,659
2,478	*	Pediatrix Medical Group, Inc	133,614
6,559		Pharmaceutical Product Development, Inc	271,215
16,973	e*	Tenet Healthcare Corp	94,200
3,045	*	WellPoint, Inc	142,415
		TOTAL HEALTH SERVICES	5,357,063

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.09%
8,815	*	Foster Wheeler Ltd	318,310
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	318,310

HOLDING AND OTHER INVESTMENT OFFICES - 1.63%
2,511	e*	Affiliated Managers Group, Inc	208,036
1,664	e	Apartment Investment & Management Co (Class A)	58,278
2,064	e	Camden Property Trust	94,655
3,064	e	Digital Realty Trust, Inc	144,774
370	e	Essex Property Trust, Inc	43,782
1,068	e	Federal Realty Investment Trust	91,421
7,560	e	General Growth Properties, Inc	114,156
1,782	e	HCP, Inc	71,512
751		Health Care REIT, Inc	39,976
58,903	e	iShares Russell 1000 Growth Index Fund	2,859,741
238	e	Kilroy Realty Corp	11,374
4,584	e	Macerich Co	291,772
494		Nationwide Health Properties, Inc	17,774
3,350	e	Plum Creek Timber Co, Inc	167,031

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
13,785	e	Simon Property Group, Inc	$1,337,145
3,233	e	Taubman Centers, Inc	161,650
1,285	e	Ventas, Inc	63,505
3,949		WABCO Holdings, Inc	140,347
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,916,929

HOTELS AND OTHER LODGING PLACES - 0.44%
222	e	Boyd Gaming Corp	2,078
759	e	Choice Hotels International, Inc	20,569
6,673	e*	Las Vegas Sands Corp	240,962
7,289	e*	MGM Mirage	207,737
18,128	e	Marriott International, Inc (Class A)	472,960
2,309	e	Orient-Express Hotels Ltd (Class A)	55,716
11,512	e	Starwood Hotels & Resorts Worldwide, Inc	323,948
3,506	e	Wynn Resorts Ltd	286,230
		TOTAL HOTELS AND OTHER LODGING PLACES	1,610,200

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.61%
4,144	*	AGCO Corp	176,576
83,007		Applied Materials, Inc	1,255,896
3,131	*	Brocade Communications Systems, Inc	18,222
4,622		Bucyrus International, Inc (Class A)	206,511
497	e	Carlisle Cos, Inc	14,895
37,730		Caterpillar, Inc	2,248,708
12,458		Cummins, Inc	544,664
26,433		Deere & Co	1,308,434
111,349	*	Dell, Inc	1,835,032
3,432		Diebold, Inc	113,634
4,901	e	Donaldson Co, Inc	205,401
10,164		Dover Corp	412,150
5,178	*	Dresser-Rand Group, Inc	162,952
88,492	*	EMC Corp	1,058,364
1,618		Flowserve Corp	143,630
7,854	*	FMC Technologies, Inc	365,604
3,646	e	Graco, Inc	129,834
151,212		Hewlett-Packard Co	6,992,043
4,510		IDEX Corp	139,900
3,363		Ingersoll-Rand Co Ltd (Class A)	104,825
84,244		International Business Machines Corp	9,853,178
18,990		International Game Technology	326,248
8,447		ITT Industries, Inc	469,738
5,714		Jabil Circuit, Inc	54,512
1,587	e*	John Bean Technologies Corp	20,091
6,640	e	Joy Global, Inc	299,730
1,097		Kennametal, Inc	29,751
7,069	e*	Lam Research Corp	222,603
2,899		Lennox International, Inc	96,450
7,742	e	Manitowoc Co, Inc	120,388
2,107	*	Oil States International, Inc	74,482
7,524		Pall Corp	258,750
9,001		Rockwell Automation, Inc	336,097
2,579	e*	SanDisk Corp	50,419
3,867	e*	Scientific Games Corp (Class A)	89,018
14,684		Seagate Technology, Inc	177,970

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,287	e	SPX Corp	$253,099
5,365	*	Teradata Corp	104,618
240		Timken Co	6,804
2,323	e	Toro Co	95,940
7,705	*	Varian Medical Systems, Inc	440,187
13,606	e*	Western Digital Corp	290,080
3,634	e*	Zebra Technologies Corp (Class A)	101,207
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	31,208,635

INSTRUMENTS AND RELATED PRODUCTS - 6.74%
2,598	e*	Advanced Medical Optics, Inc	46,192
22,390	*	Agilent Technologies, Inc	664,087
18,707	e	Allergan, Inc	963,411
10,387		Applied Biosystems, Inc	355,755
6,086		Bard (C.R.), Inc	577,379
38,481		Baxter International, Inc	2,525,508
3,116		Beckman Coulter, Inc	221,205
14,970		Becton Dickinson & Co	1,201,492
5,965	*	Boston Scientific Corp	73,191
10,994	e	Danaher Corp	762,984
9,129	e	Dentsply International, Inc	342,703
47,889		Emerson Electric Co	1,953,392
8,568	e*	Flir Systems, Inc	329,183
7,841	e	Garmin Ltd	266,124
3,954		Hillenbrand, Inc	79,713
7,704	*	Hologic, Inc	148,918
7,522	*	Illumina, Inc	304,867
2,374	*	Intuitive Surgical, Inc	572,087
2,126	e*	Itron, Inc	188,215
45,461		Johnson & Johnson	3,149,538
9,763	e	Kla-Tencor Corp	308,999
68,882		Medtronic, Inc	3,450,988
2,175	*	Mettler-Toledo International, Inc	213,150
3,379	e*	Millipore Corp	232,475
3,435		National Instruments Corp	103,222
3,355		PerkinElmer, Inc	83,774
11,510		Pitney Bowes, Inc	382,823
4,739	e*	Resmed, Inc	203,777
9,859		Rockwell Collins, Inc	474,119
5,484	e	Roper Industries, Inc	312,369
20,819	*	St. Jude Medical, Inc	905,418
18,867		Stryker Corp	1,175,414
2,407	*	Techne Corp	173,593
6,663	*	Teradyne, Inc	52,038
8,721	e*	Thermo Electron Corp	479,655
7,522	e*	Trimble Navigation Ltd	194,519
6,140	*	Waters Corp	357,225
9,541	*	Zimmer Holdings, Inc	615,967
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	24,445,469

INSURANCE AGENTS, BROKERS AND SERVICE - 0.01%
1,919		Brown & Brown, Inc	41,489
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	41,489

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
INSURANCE CARRIERS - 1.10%
19,120		Aetna, Inc	$690,423
29,311		Aflac, Inc	1,722,021
2,081		Axis Capital Holdings Ltd	65,989
157	e	Erie Indemnity Co (Class A)	6,636
326	*	Health Net, Inc	7,694
5,938	*	Humana, Inc	244,646
1,266	*	Philadelphia Consolidated Holding Co	74,150
4,577		Prudential Financial, Inc	329,544
465		Transatlantic Holdings, Inc	25,273
27,809		UnitedHealth Group, Inc	706,071
412		W.R. Berkley Corp	9,703
2,597	e*	WellCare Health Plans, Inc	93,492
		TOTAL INSURANCE CARRIERS	3,975,642

JUSTICE, PUBLIC ORDER AND SAFETY - 0.05%
6,684	*	Corrections Corp of America	166,097
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	166,097

LEATHER AND LEATHER PRODUCTS - 0.14%
20,934	*	Coach, Inc	524,187
		TOTAL LEATHER AND LEATHER PRODUCTS	524,187

LEGAL SERVICES - 0.06%
2,997	*	FTI Consulting, Inc	216,503
		TOTAL LEGAL SERVICES	216,503

METAL MINING - 0.52%
6,546		Cleveland-Cliffs, Inc	346,545
2,730		Foundation Coal Holdings, Inc	97,133
26,778	e	Newmont Mining Corp	1,037,915
4,830	e*	Patriot Coal Corp	140,312
13,492	e	Southern Copper Corp	257,427
		TOTAL METAL MINING	1,879,332

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.19%
1,096	e*	Intrepid Potash, Inc	33,033
3,103	e	Hasbro, Inc	107,736
15,351		Tyco International Ltd	537,592
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	678,361

MISCELLANEOUS RETAIL - 2.04%
19,313	*	Amazon.com, Inc	1,405,214
20,484	e	Best Buy Co, Inc	768,150
47,334		CVS Corp	1,593,262
5,140	e*	Dick's Sporting Goods, Inc	100,641
5,520	*	Dollar Tree, Inc	200,707
268	e*	HSN, Inc	2,951
2,733	e	MSC Industrial Direct Co (Class A)	125,909
7,962		Petsmart, Inc	196,741
2,274	e*	Priceline.com, Inc	155,610
36,587		Staples, Inc	823,208
7,734	e	Tiffany & Co	274,712
56,123		Walgreen Co	1,737,568
		TOTAL MISCELLANEOUS RETAIL	7,384,673

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
MOTION PICTURES - 0.54%
4,810	*	DreamWorks Animation SKG, Inc (Class A)	$151,274
56,823		News Corp (Class A)	681,308
24,362		Time Warner, Inc	319,386
32,217	e*	Viacom, Inc (Class B)	800,270
		TOTAL MOTION PICTURES	1,952,238

NONDEPOSITORY INSTITUTIONS - 0.75%
51,804		American Express Co	1,835,415
36,949	e	Federal Home Loan Mortgage Corp	63,183
2,740	e	GLG Partners, Inc	14,851
1,244		Lender Processing Services, Inc	37,967
25,291	*	SLM Corp	312,091
15,287		Textron, Inc	447,603
44	e*	Tree.com, Inc	212
		TOTAL NONDEPOSITORY INSTITUTIONS	2,711,322

OIL AND GAS EXTRACTION - 5.70%
3,399	*	Atwood Oceanics, Inc	123,724
18,893		Baker Hughes, Inc	1,143,782
13,289	e*	Cameron International Corp	512,158
14,168	e	Chesapeake Energy Corp	508,064
1,537	*	CNX Gas Corp	34,413
1,865	e*	Continental Resources, Inc	73,164
15,088	*	Denbury Resources, Inc	287,275
4,255	e	Diamond Offshore Drilling, Inc	438,520
779	*	Encore Acquisition Co	32,547
8,260		ENSCO International, Inc	476,024
8,027		Equitable Resources, Inc	294,430
4,404	e*	Global Industries Ltd	30,564
53,508		Halliburton Co	1,733,124
446	e*	Helix Energy Solutions Group, Inc	10,829
1,173	*	Key Energy Services, Inc	13,607
3,989	*	Mariner Energy, Inc	81,774
2,332	*	Nabors Industries Ltd	58,113
25,465	*	National Oilwell Varco, Inc	1,279,107
16,485		Noble Corp	723,691
3,393	e*	Oceaneering International, Inc	180,915
5,750		Patterson-UTI Energy, Inc	115,115
14,468	e*	PetroHawk Energy Corp	312,943
6,136	*	Plains Exploration & Production Co	215,742
7,457	*	Pride International, Inc	220,802
6,257	*	Quicksilver Resources, Inc	122,825
9,465		Range Resources Corp	405,764
2,251	e	Rowan Cos, Inc	68,768
73,179		Schlumberger Ltd	5,714,548
140	e*	SEACOR Holdings, Inc	11,053
13,233		Smith International, Inc	775,983
20,975	e*	Southwestern Energy Co	640,576
1,687		St. Mary Land & Exploration Co	60,142
5,056	*	Superior Energy Services	157,444
4,652	*	Tetra Technologies, Inc	64,430

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
171	e	Tidewater, Inc	$9,467
19,577		Transocean, Inc	2,150,338
2,139	*	Unit Corp	106,565
1,709	e	W&T Offshore, Inc	46,639
41,683	*	Weatherford International Ltd	1,047,911
2,634	*	Whiting Petroleum Corp	187,699
3,785	e	XTO Energy, Inc	176,078
		TOTAL OIL AND GAS EXTRACTION	20,646,657

PAPER AND ALLIED PRODUCTS - 0.24%
2,044		Greif, Inc (Class A)	134,127
10,546	e	Kimberly-Clark Corp	683,803
1,568	e	Packaging Corp of America	36,346
		TOTAL PAPER AND ALLIED PRODUCTS	854,276

PERSONAL SERVICES - 0.14%
19,957		H&R Block, Inc	454,021
1,793	e	Weight Watchers International, Inc	65,624
		TOTAL PERSONAL SERVICES	519,645

PETROLEUM AND COAL PRODUCTS - 3.33%
2,854		Cabot Oil & Gas Corp	103,144
11,453		EOG Resources, Inc	1,024,585
60,023		Exxon Mobil Corp	4,661,386
6,475		Frontier Oil Corp	119,270
17,254		Hess Corp	1,416,208
2,678	e	Holly Corp	77,448
11,653		Murphy Oil Corp	747,423
759		Noble Energy, Inc	42,193
50,340		Occidental Petroleum Corp	3,546,453
6,444	*	SandRidge Energy, Inc	126,302
4,257		Sunoco, Inc	151,464
2,445	e	Tesoro Corp	40,318
		TOTAL PETROLEUM AND COAL PRODUCTS	12,056,194

PRIMARY METAL INDUSTRIES - 1.25%
6,999		AK Steel Holding Corp	181,414
38,750		Alcoa, Inc	874,975
6,343	e	Allegheny Technologies, Inc	187,436
258		Carpenter Technology Corp	6,618
1,021	e*	Century Aluminum Co	28,271
4,398	e*	CommScope, Inc	152,347
96,599		Corning, Inc	1,510,808
3,115	e*	General Cable Corp	110,987
1,498		Hubbell, Inc (Class B)	52,505
4,195	e	Nucor Corp	165,703
8,544		Precision Castparts Corp	673,096
155	e	Schnitzer Steel Industries, Inc (Class A)	6,082
3,039		Steel Dynamics, Inc	51,936
1,137	e	Titanium Metals Corp	12,894
6,837		United States Steel Corp	530,620
		TOTAL PRIMARY METAL INDUSTRIES	4,545,692

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
PRINTING AND PUBLISHING - 0.20%
2,482		Dun & Bradstreet Corp	$234,201
2,541	e	John Wiley & Sons, Inc (Class A)	102,783
9,814		McGraw-Hill Cos, Inc	310,221
2,862	*	MSCI, Inc (Class A)	68,688
		TOTAL PRINTING AND PUBLISHING	715,893

RAILROAD TRANSPORTATION - 1.62%
17,365		Burlington Northern Santa Fe Corp	1,605,047
24,822		CSX Corp	1,354,536
4,608	e*	Kansas City Southern Industries, Inc	204,411
6,661		Norfolk Southern Corp	441,025
31,695		Union Pacific Corp	2,255,416
		TOTAL RAILROAD TRANSPORTATION	5,860,435

REAL ESTATE - 0.10%
4,048	e*	CB Richard Ellis Group, Inc (Class A)	54,122
4,446	e	Forest City Enterprises, Inc (Class A)	136,359
4,764	e*	St. Joe Co	186,225
		TOTAL REAL ESTATE	376,706

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.44%
9,491	e*	Goodyear Tire & Rubber Co	145,307
21,694		Nike, Inc (Class B)	1,451,329
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,596,636

SECURITY AND COMMODITY BROKERS - 1.93%
784	e	BlackRock, Inc	152,488
8,680		Broadridge Financial Solutions, Inc	133,585
57,729	e	Charles Schwab Corp	1,500,954
2,907		CME Group, Inc	1,079,980
4,574	e*	E*Trade Financial Corp	12,807
6,285	e	Eaton Vance Corp	221,421
5,352		Federated Investors, Inc (Class B)	154,405
5,029		Franklin Resources, Inc	443,206
2,563	e	Goldman Sachs Group, Inc	328,064
4,328	*	IntercontinentalExchange, Inc	349,183
2,974	e	Invesco Ltd	62,395
2,395	*	Investment Technology Group, Inc	72,880
9,336	e	Janus Capital Group, Inc	226,678
4,068		Lazard Ltd (Class A)	173,948
1,295	e*	MF Global Ltd	5,620
3,788	e	Morgan Stanley	87,124
1,067	e*	Morningstar, Inc	59,186
4,596	e*	Nasdaq Stock Market, Inc	140,500
9,785	e	NYSE Euronext	383,376
7,986		SEI Investments Co	177,289
15,929		T Rowe Price Group, Inc	855,547
14,911	*	TD Ameritrade Holding Corp	241,558
5,184		Waddell & Reed Financial, Inc (Class A)	128,304
		TOTAL SECURITY AND COMMODITY BROKERS	6,990,498

SPECIAL TRADE CONTRACTORS - 0.06%
8,310	e*	Quanta Services, Inc	224,453
		TOTAL SPECIAL TRADE CONTRACTORS	224,453

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
STONE, CLAY, AND GLASS PRODUCTS - 0.90%
43,198		3M Co	$2,950,855
2,432	e	Eagle Materials, Inc	54,404
8,461	e	Gentex Corp	120,992
2,787	*	Owens-Illinois, Inc	81,938
2,438	e*	USG Corp	62,413
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,270,602

TOBACCO PRODUCTS - 2.35%
96,087		Altria Group, Inc	1,906,366
5,590		Lorillard, Inc	397,729
129,377		Philip Morris International, Inc	6,223,034
		TOTAL TOBACCO PRODUCTS	8,527,129

TRANSPORTATION BY AIR - 0.05%
7,715	e*	AMR Corp	75,761
1,220		Copa Holdings S.A. (Class A)	39,650
8,960	e*	Delta Air Lines, Inc	66,752
		TOTAL TRANSPORTATION BY AIR	182,163

TRANSPORTATION EQUIPMENT - 2.68%
5,446	*	BE Aerospace, Inc	86,210
46,091		Boeing Co	2,643,319
7,672		Goodrich Corp	319,155
12,884	e	Harley-Davidson, Inc	480,573
5,202		Harsco Corp	193,462
20,170		Lockheed Martin Corp	2,212,044
5,347		Northrop Grumman Corp	323,707
3,591	e	Oshkosh Truck Corp	47,258
22,397		Paccar, Inc	855,341
9,418		Raytheon Co	503,957
740	e	Thor Industries, Inc	18,367
34,025		United Technologies Corp	2,043,542
		TOTAL TRANSPORTATION EQUIPMENT	9,726,935

TRANSPORTATION SERVICES - 0.30%
10,460	e	CH Robinson Worldwide, Inc	533,042
13,083		Expeditors International Washington, Inc	455,812
312		GATX Corp	12,346
268	*	Interval Leisure Group, Inc	2,787
5,508		UTI Worldwide, Inc	93,746
		TOTAL TRANSPORTATION SERVICES	1,097,733

TRUCKING AND WAREHOUSING - 0.82%
443	e	Con-way, Inc	19,541
4,879	e	J.B. Hunt Transport Services, Inc	162,812
3,332	e	Landstar System, Inc	146,808
41,952		United Parcel Service, Inc (Class B)	2,638,361
		TOTAL TRUCKING AND WAREHOUSING	2,967,522

WATER TRANSPORTATION - 0.13%
5,457	e	Carnival Corp	192,905
3,083	e	Frontline Ltd	148,200

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,227	e*	Kirby Corp	$122,432
		TOTAL WATER TRANSPORTATION	463,537

WHOLESALE TRADE-DURABLE GOODS - 0.37%
468	*	Arrow Electronics, Inc	12,271
6,217		BorgWarner, Inc	203,731
8,102	e*	LKQ Corp	137,491
2,364	e	Martin Marietta Materials, Inc	264,721
7,543	*	Patterson Cos, Inc	229,383
427	*	Tech Data Corp	12,746
4,693		W.W. Grainger, Inc	408,150
2,021	*	WESCO International, Inc	65,036
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,333,529

WHOLESALE TRADE-NONDURABLE GOODS - 0.96%
5,079		Airgas, Inc	252,172
3,406	e*	Bare Escentuals, Inc	37,023
3,767	e	Brown-Forman Corp (Class B)	270,508
16,373		Cardinal Health, Inc	806,861
2,436	*	Central European Distribution Corp	110,619
6,312	*	Dean Foods Co	147,448
6,496	*	Endo Pharmaceuticals Holdings, Inc	129,920
5,138	*	Henry Schein, Inc	276,630
3,921		Herbalife Ltd	154,958
36,822		Sysco Corp	1,135,222
5,639	e	Terra Industries, Inc	165,787
130	e	Valhi, Inc	2,340
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,489,488

		TOTAL COMMON STOCKS	361,557,814
		(Cost $390,818,893)
SHORT-TERM INVESTMENTS - 16.22%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 16.22%
58,809,555		State Street Navigator Securities Lending Prime Portfolio	58,809,555
			58,809,555

		TOTAL SHORT-TERM INVESTMENTS	58,809,555
		(Cost $58,809,555)

		TOTAL PORTFOLIO - 115.96%	420,367,369
		(Cost $449,628,448)
		OTHER ASSETS & LIABILITIES, NET - (15.96)%	(57,869,618)

		NET ASSETS - 100.00%	$362,497,751

	*	Non-income producing
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $36,032.
	e	All or a portion of these securities are out on loan.

		The following abbreviations are used in portfolios descriptions: REIT - Real Estate Investment Trust

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.35%

AMUSEMENT AND RECREATION SERVICES - 0.92%
2,353		International Speedway Corp (Class A)	$91,555
2,270	e*	Ticketmaster	24,357
125,807		Walt Disney Co	3,861,017
5,170	e	Warner Music Group Corp	39,292
		TOTAL AMUSEMENT AND RECREATION SERVICES	4,016,221

APPAREL AND ACCESSORY STORES - 0.24%
5,102	e	American Eagle Outfitters, Inc	77,805
2,456	*	AnnTaylor Stores Corp	50,692
11,203		Foot Locker, Inc	181,040
18,296	e	Gap, Inc	325,303
5,557	*	Kohl's Corp	256,067
7,915		Limited Brands, Inc	137,088
		TOTAL APPAREL AND ACCESSORY STORES	1,027,995

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
6,820	e	Jones Apparel Group, Inc	126,238
7,164	e	Liz Claiborne, Inc	117,704
337		Phillips-Van Heusen Corp	12,776
6,421		VF Corp	496,408
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	753,126

AUTO REPAIR, SERVICES AND PARKING - 0.08%
1,423	*	Federal Mogul Corp (Class A)	17,858
23,928	*	Hertz Global Holdings, Inc	181,135
2,688		Ryder System, Inc	166,656
		TOTAL AUTO REPAIR, SERVICES AND PARKING	365,649

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.07%
7,929	e*	Autonation, Inc	89,122
6,791	*	O'Reilly Automotive, Inc	181,795
2,802	e	Penske Auto Group, Inc	32,139
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	303,056

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.31%
125,913		Home Depot, Inc	3,259,887
103,529		Lowe's Cos, Inc	2,452,602
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,712,489

BUSINESS SERVICES - 1.36%
4,977	*	Affiliated Computer Services, Inc (Class A)	251,985
8,683	*	Amdocs Ltd	237,740
6,959	*	Avis Budget Group, Inc	39,945
15,364		CA, Inc	306,665
17,634	*	Cadence Design Systems, Inc	119,206

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,600	e*	Clear Channel Outdoor Holdings, Inc (Class A)	$21,888
11,069	*	Computer Sciences Corp	444,863
7,472	e*	Compuware Corp	72,404
8,642	*	Convergys Corp	127,729
525	e*	DST Systems, Inc	29,395
4,173		Equifax, Inc	143,760
15,711	e*	Expedia, Inc	237,393
11,610		Fidelity National Information Services, Inc	214,321
9,024	*	HLTH Corp	103,144
10,980		IMS Health, Inc	207,632
4,950	e*	Interpublic Group of Cos, Inc	38,362
5,514		Manpower, Inc	237,984
1,138	*	McAfee, Inc	38,646
1,370	*	NCR Corp	30,209
13,351	*	Novell, Inc	68,624
1,657		Omnicom Group, Inc	63,894
59,523	*	Sun Microsystems, Inc	452,375
63,132	*	Symantec Corp	1,236,125
11,053	*	Synopsys, Inc	220,507
12,066	*	Unisys Corp	33,182
6,356	e*	United Rentals, Inc	96,865
26,259		Waste Management, Inc	826,896
		TOTAL BUSINESS SERVICES	5,901,739

CHEMICALS AND ALLIED PRODUCTS - 10.46%
5,953	e	Alberto-Culver Co	162,160
81,237	*	Amgen, Inc	4,814,917
7,948		Avery Dennison Corp	353,527
5,646	*	Barr Pharmaceuticals, Inc	368,684
12,845		Bristol-Myers Squibb Co	267,818
4,439		Cabot Corp	141,071
1,354		Celanese Corp (Series A)	37,790
2,969	*	Charles River Laboratories International, Inc	164,869
16,562		Chemtura Corp	75,523
7,070		Clorox Co	443,218
3,265		Cytec Industries, Inc	127,041
69,491		Dow Chemical Co	2,208,424
67,246		Du Pont (E.I.) de Nemours & Co	2,710,014
5,758	e	Eastman Chemical Co	317,035
67,507		Eli Lilly & Co	2,972,333
3,595		FMC Corp	184,747
20,801	*	Forest Laboratories, Inc	588,252
10,102	*	Hospira, Inc	385,896
9,926	e	Huntsman Corp	125,068
2,105	*	ImClone Systems, Inc	131,436
2,643	e*	Inverness Medical Innovations, Inc	79,290
4,296	e*	Invitrogen Corp	162,389
19,233	*	King Pharmaceuticals, Inc	184,252
5,204		Lubrizol Corp	224,501
114,449		Merck & Co, Inc	3,612,010
17,155	e*	Mylan Laboratories, Inc	195,910
561		Nalco Holding Co	10,401
1,851	*	NBTY, Inc	54,642
505,290		Pfizer, Inc	9,317,548

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
10,976		PPG Industries, Inc	$640,120
143,415		Procter & Gamble Co	9,994,591
1,420		Rohm & Haas Co	99,400
9,621		RPM International, Inc	186,070
1,044		Scotts Miracle-Gro Co (Class A)	24,680
4,736		Sigma-Aldrich Corp	248,261
7,037	e	Valspar Corp	156,855
3,646	*	Watson Pharmaceuticals, Inc	103,911
99,593		Wyeth	3,678,965
		TOTAL CHEMICALS AND ALLIED PRODUCTS	45,553,619

COMMUNICATIONS - 6.27%
443,710		AT&T, Inc	12,388,383
16,995		Cablevision Systems Corp (Class A)	427,594
7,972		CenturyTel, Inc	292,174
799	*	Clearwire Corp (Class A)	9,492
148,270		Comcast Corp (Class A)	2,910,540
16,938	*	Crown Castle International Corp	490,694
5,722		Embarq Corp	232,027
17,386	e	Frontier Communications Corp	199,939
1,210	e	Hearst-Argyle Television, Inc	27,019
5,676	*	IAC/InterActiveCorp	98,195
3,290	e*	Leap Wireless International, Inc	125,349
12,451	e*	Liberty Global, Inc (Class A)	377,265
8,972	*	Liberty Media Corp - Capital (Series A)	120,045
42,782	*	Liberty Media Holding Corp (Interactive A)	552,316
58,773	e	Qwest Communications International, Inc	189,837
6,438		Scripps Networks Interactive (Class A)	233,764
208,271	e	Sprint Nextel Corp	1,270,453
4,327		Telephone & Data Systems, Inc	154,690
5,374	e	Time Warner Cable, Inc (Class A)	130,051
689	*	US Cellular Corp	32,328
212,880		Verizon Communications, Inc	6,831,319
16,871		Windstream Corp	184,569
		TOTAL COMMUNICATIONS	27,278,043

DEPOSITORY INSTITUTIONS - 14.60%
9,180	e	Associated Banc-Corp	183,141
6,313		Astoria Financial Corp	130,868
6,035	e	Bancorpsouth, Inc	169,764
340,568		Bank of America Corp	11,919,880
3,712		Bank of Hawaii Corp	198,406
85,403		Bank of New York Mellon Corp	2,782,430
40,422	e	BB&T Corp	1,527,952
1,536	e	BOK Financial Corp	74,358
1,083		Capitol Federal Financial	48,009
406,655		Citigroup, Inc	8,340,494
2,755	e	City National Corp	149,596
11,280	e	Comerica, Inc	369,871
4,669		Commerce Bancshares, Inc	216,642
4,555		Cullen/Frost Bankers, Inc	273,300
38,267	e	Fifth Third Bancorp	455,377
403		First Citizens Bancshares, Inc (Class A)	72,137
14,049	e	First Horizon National Corp	131,502

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
12,293	e	Fulton Financial Corp	$134,117
25,851		Hudson City Bancorp, Inc	476,951
26,140	e	Huntington Bancshares, Inc	208,859
257,816		JPMorgan Chase & Co	12,040,007
36,815		Keycorp	439,571
4,938	e	M&T Bank Corp	440,716
19,549	e	Marshall & Ilsley Corp	393,912
55,950	e	National City Corp	97,913
25,250	e	New York Community Bancorp, Inc	423,947
1,874		Northern Trust Corp	135,303
25,084		People's United Financial, Inc	482,867
25,862		PNC Financial Services Group, Inc	1,931,891
19,771		Popular, Inc	163,902
52,745	e	Regions Financial Corp	506,352
33,017		Sovereign Bancorp, Inc	130,417
23,533		State Street Corp	1,338,557
26,582	e	SunTrust Banks, Inc	1,195,924
21,296	e	Synovus Financial Corp	220,414
8,760	e	TCF Financial Corp	157,680
8,529	e	TFS Financial Corp	106,783
129,999	e	US Bancorp	4,682,564
9,993	e	Valley National Bancorp	209,453
161,319	e	Wachovia Corp	564,617
6,591	e	Washington Federal, Inc	121,604
3,816	e	Webster Financial Corp	96,354
246,668		Wells Fargo & Co	9,257,450
4,531	e	Whitney Holding Corp	109,877
4,876	e	Wilmington Trust Corp	140,575
8,255	e	Zions Bancorporation	319,469
		TOTAL DEPOSITORY INSTITUTIONS	63,571,773

EATING AND DRINKING PLACES - 0.11%
7,722		McDonald's Corp	476,447
		TOTAL EATING AND DRINKING PLACES	476,447

EDUCATIONAL SERVICES - 0.03%
7,558	*	Career Education Corp	123,573
		TOTAL EDUCATIONAL SERVICES	123,573

ELECTRIC, GAS, AND SANITARY SERVICES - 6.17%
6,173		AGL Resources, Inc	193,709
7,835		Alliant Energy Corp	252,365
28,141	*	Allied Waste Industries, Inc	312,647
15,858		Ameren Corp	618,938
29,814	e	American Electric Power Co, Inc	1,104,012
4,360	e	American Water Works Co, Inc	93,740
9,391		Aqua America, Inc	166,972
7,203		Atmos Energy Corp	191,744
8,366		Centerpoint Energy, Inc	121,893
15,669	e	CMS Energy Corp	195,392
20,215	e	Consolidated Edison, Inc	868,436
1,047		Constellation Energy Group, Inc	25,442
43,180	e	Dominion Resources, Inc	1,847,240
8,335	e	DPL, Inc	206,708

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
11,952		DTE Energy Co	$479,514
94,644		Duke Energy Corp	1,649,645
39,449	e*	Dynegy, Inc (Class A)	141,227
24,278		Edison International	968,692
41,329		El Paso Corp	527,358
4,513		Energen Corp	204,349
4,157	e	Entergy Corp	370,015
24,532		Exelon Corp	1,536,194
22,834	e	FirstEnergy Corp	1,529,650
30,660		FPL Group, Inc	1,542,198
9,191		Great Plains Energy, Inc	204,224
6,065	e	Hawaiian Electric Industries, Inc	176,552
5,846	e	Integrys Energy Group, Inc	291,949
13,785		MDU Resources Group, Inc	399,765
5,610	e*	Mirant Corp	102,607
5,801	e	National Fuel Gas Co	244,686
20,512		NiSource, Inc	302,757
11,728		Northeast Utilities	300,823
10,506	e*	NRG Energy, Inc	260,024
8,542		NSTAR	286,157
6,914		OGE Energy Corp	213,504
7,260		Oneok, Inc	249,744
14,527		Pepco Holdings, Inc	332,814
26,752		PG&E Corp	1,001,862
6,964		Pinnacle West Capital Corp	239,631
19,329		Progress Energy, Inc	833,660
9,843		Puget Energy, Inc	262,808
8,027		Questar Corp	328,465
26,035	*	Reliant Energy, Inc	191,357
1,372		Republic Services, Inc	41,133
9,011		SCANA Corp	350,798
18,774		Sempra Energy	947,524
11,893	e	Sierra Pacific Resources	113,935
57,237	e	Southern Co	2,157,263
7,696		Southern Union Co	158,922
16,123		TECO Energy, Inc	253,615
8,372		UGI Corp	215,830
6,605		Vectren Corp	183,949
9,237		Wisconsin Energy Corp	414,741
32,333		Xcel Energy, Inc	646,337
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	26,855,516

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.64%
8,167	e*	ADC Telecommunications, Inc	69,011
41,440	e*	Advanced Micro Devices, Inc	217,560
11,472	*	Atmel Corp	38,890
6,605	*	Avnet, Inc	162,681
3,139	e	AVX Corp	31,986
2,948		Cooper Industries Ltd (Class A)	117,773
4,973	e*	Cree, Inc	113,285
6,656		Eaton Corp	373,934
2,681	e*	EchoStar Corp (Class A)	64,612
8,443	*	Fairchild Semiconductor International, Inc	75,058
987		Harman International Industries, Inc	33,627

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,501	*	Integrated Device Technology, Inc	$50,578
58,749		Intel Corp	1,100,369
3,987	*	International Rectifier Corp	75,833
5,626		Intersil Corp (Class A)	93,279
5,641	e*	Jarden Corp	132,281
6,720	*	JDS Uniphase Corp	56,851
1,992		L-3 Communications Holdings, Inc	195,853
1,039		Lincoln Electric Holdings, Inc	66,818
11,183	*	LSI Logic Corp	59,941
50,833	e*	Micron Technology, Inc	205,874
6,710	e	Molex, Inc	150,640
169,398		Motorola, Inc	1,209,502
5,872	*	Novellus Systems, Inc	115,326
10,546	e*	QLogic Corp	161,987
10,333		RadioShack Corp	178,554
3,026		Teleflex, Inc	192,121
29,170	e*	Tellabs, Inc	118,430
4,607	*	Thomas & Betts Corp	179,995
35,209		Tyco Electronics Ltd	973,881
11,950	*	Vishay Intertechnology, Inc	79,109
5,562	e	Whirlpool Corp	441,011
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,136,650

ENGINEERING AND MANAGEMENT SERVICES - 0.25%
727	*	Aecom Technology Corp	17,768
2,251		KBR, Inc	34,373
14,291	e	Moody's Corp	485,894
1,954	e	Quest Diagnostics, Inc	100,963
11,886	*	SAIC, Inc	240,454
5,306	*	URS Corp	194,571
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,074,023

FABRICATED METAL PRODUCTS - 0.69%
1,587	e*	Alliant Techsystems, Inc	149,083
3,820		Aptargroup, Inc	149,400
6,345		Ball Corp	250,564
9,167		Commercial Metals Co	154,830
3,597		Crane Co	106,867
32,806	e	Illinois Tool Works, Inc	1,458,227
7,586	e	Pentair, Inc	262,248
4,424		Snap-On, Inc	232,968
5,933		Stanley Works	247,643
		TOTAL FABRICATED METAL PRODUCTS	3,011,830

FOOD AND KINDRED PRODUCTS - 4.26%
23,949		Anheuser-Busch Cos, Inc	1,553,811
48,630	e	Archer Daniels Midland Co	1,065,483
9,118	e	Bunge Ltd	576,075
8,297		Campbell Soup Co	320,264
51,180	e	Coca-Cola Co	2,706,398
23,468		Coca-Cola Enterprises, Inc	393,558
34,942	e	ConAgra Foods, Inc	679,971
14,229	e*	Constellation Brands, Inc (Class A)	305,354
5,281	e	Corn Products International, Inc	170,471

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
14,254		Del Monte Foods Co	$111,181
18,554	*	Dr Pepper Snapple Group, Inc	491,310
22,941		General Mills, Inc	1,576,505
10,679		H.J. Heinz Co	533,630
5,260	e	Hershey Co	207,980
5,699		Hormel Foods Corp	206,760
4,080		J.M. Smucker Co	206,815
8,267		Kellogg Co	463,779
109,799		Kraft Foods, Inc (Class A)	3,595,917
5,562		McCormick & Co, Inc	213,859
8,468		Molson Coors Brewing Co (Class B)	395,879
10,135		Pepsi Bottling Group, Inc	295,638
4,294		PepsiAmericas, Inc	88,972
7,258		PepsiCo, Inc	517,277
12,821	e	Reynolds American, Inc	623,357
52,065		Sara Lee Corp	657,581
8,898	e*	Smithfield Foods, Inc	141,300
18,927		Tyson Foods, Inc (Class A)	225,988
2,751		Wrigley (Wm.) Jr Co	218,429
		TOTAL FOOD AND KINDRED PRODUCTS	18,543,542

FOOD STORES - 0.43%
27,759		Kroger Co	762,817
32,435	e	Safeway, Inc	769,358
15,642		Supervalu, Inc	339,431
		TOTAL FOOD STORES	1,871,606

FORESTRY - 0.27%
5,419	e	Rayonier, Inc	256,590
15,578		Weyerhaeuser Co	943,715
		TOTAL FORESTRY	1,200,305

FURNITURE AND FIXTURES - 0.46%
4,561	e	Hill-Rom Holdings, Inc	138,244
37,103		Johnson Controls, Inc	1,125,334
11,766	e	Leggett & Platt, Inc	256,381
26,320	e	Masco Corp	472,181
		TOTAL FURNITURE AND FIXTURES	1,992,140

FURNITURE AND HOME FURNISHINGS STORES - 0.12%
3,166	e*	Bed Bath & Beyond, Inc	99,444
4,252	e*	Mohawk Industries, Inc	286,542
4,264	e	Steelcase, Inc (Class A)	45,838
5,538	e	Williams-Sonoma, Inc	89,605
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	521,429

GENERAL BUILDING CONTRACTORS - 0.34%
10,027		Centex Corp	162,437
23,789	e	DR Horton, Inc	309,733
5,813	e	KB Home	114,400
11,492	e	Lennar Corp (Class A)	174,563
2,404	e	MDC Holdings, Inc	87,962
360	*	NVR, Inc	205,920
13,192	e	Pulte Homes, Inc	184,292

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
10,049	e*	Toll Brothers, Inc	$253,536
		TOTAL GENERAL BUILDING CONTRACTORS	1,492,843

GENERAL MERCHANDISE STORES - 0.87%
4,597	e*	BJ's Wholesale Club, Inc	178,639
9,897		Family Dollar Stores, Inc	234,559
16,707		JC Penney Co, Inc	557,011
30,476		Macy's, Inc	547,958
12,243	e*	Saks, Inc	113,248
4,030	e	Target Corp	197,672
32,377		Wal-Mart Stores, Inc	1,939,059
		TOTAL GENERAL MERCHANDISE STORES	3,768,146

HEALTH SERVICES - 0.99%
10,450		AmerisourceBergen Corp	393,442
3,587	e	Brookdale Senior Living, Inc	78,878
18,085		Cigna Corp	614,528
5,259	e*	Community Health Systems, Inc	154,141
9,031	*	Coventry Health Care, Inc	293,959
1,216	*	DaVita, Inc	69,324
6,128	*	Health Management Associates, Inc (Class A)	25,492
4,542	e*	LifePoint Hospitals, Inc	145,980
900	e*	Lincare Holdings, Inc	27,081
5,898		McKesson Corp	317,371
7,758		Omnicare, Inc	223,198
468	*	Pediatrix Medical Group, Inc	25,235
14,363	e*	Tenet Healthcare Corp	79,715
3,756		Universal Health Services, Inc (Class B)	210,449
35,579	*	WellPoint, Inc	1,664,030
		TOTAL HEALTH SERVICES	4,322,823

HOLDING AND OTHER INVESTMENT OFFICES - 3.61%
2,405	e	Alexandria Real Estate Equities, Inc	270,563
13,100	e	Allied Capital Corp	141,480
7,358	e	AMB Property Corp	333,317
40,414		Annaly Mortgage Management, Inc	543,568
4,622	e	Apartment Investment & Management Co (Class A)	161,862
5,613	e	AvalonBay Communities, Inc	552,431
8,822	e	Boston Properties, Inc	826,269
6,400		Brandywine Realty Trust	102,592
3,471	e	BRE Properties, Inc (Class A)	170,079
1,342	e	Camden Property Trust	61,544
4,831	e	CBL & Associates Properties, Inc	97,006
9,061	e	Developers Diversified Realty Corp	287,143
2,141	e	Digital Realty Trust, Inc	101,162
8,600		Douglas Emmett, Inc	198,402
11,260		Duke Realty Corp	276,771
19,963	e	Equity Residential	886,557
1,673	e	Essex Property Trust, Inc	197,966
3,233	e	Federal Realty Investment Trust	276,745
7,519	e	General Growth Properties, Inc	113,537
16,297	e	HCP, Inc	653,999
6,429		Health Care REIT, Inc	342,216
6,489		Hospitality Properties Trust	133,154

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
38,319	e	Host Marriott Corp	$509,260
15,545		HRPT Properties Trust	107,105
35,034		iShares Russell 1000 Value Index Fund	2,238,322
10,189	e	iStar Financial, Inc	26,491
2,626	e	Kilroy Realty Corp	125,497
16,273	e	Kimco Realty Corp	601,125
6,482		Liberty Property Trust	244,047
4,644		Mack-Cali Realty Corp	157,292
6,580		Nationwide Health Properties, Inc	236,748
8,554	e	Plum Creek Timber Co, Inc	426,502
19,240	e	Prologis	794,035
9,574		Public Storage, Inc	947,922
5,335	e	Regency Centers Corp	355,791
4,443	e	SL Green Realty Corp	287,906
9,947	e	UDR, Inc	260,114
7,930	e	Ventas, Inc	391,901
20,586	e	Virgin Media, Inc	162,629
9,989		Vornado Realty Trust	908,500
5,727	e	Weingarten Realty Investors	204,282
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	15,713,832

HOTELS AND OTHER LODGING PLACES - 0.07%
3,459	e	Boyd Gaming Corp	32,376
1,371	e	Choice Hotels International, Inc	37,154
507	e*	MGM Mirage	14,450
500	e	Orient-Express Hotels Ltd (Class A)	12,065
13,129		Wyndham Worldwide Corp	206,257
		TOTAL HOTELS AND OTHER LODGING PLACES	302,302

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.27%
1,843	*	AGCO Corp	78,530
4,565	e	Black & Decker Corp	277,324
25,908	*	Brocade Communications Systems, Inc	150,785
4,314	e	Carlisle Cos, Inc	129,291
740		Diebold, Inc	24,501
1,657		Dover Corp	67,191
46,585	e*	EMC Corp	557,157
2,476		Flowserve Corp	219,795
4,222	*	Gardner Denver, Inc	146,588
744,490	d	General Electric Co	18,984,495
635		IDEX Corp	19,698
19,336		Ingersoll-Rand Co Ltd (Class A)	602,703
3,175		ITT Industries, Inc	176,562
7,485		Jabil Circuit, Inc	71,407
4,187		Kennametal, Inc	113,551
634	e*	Lam Research Corp	19,965
6,573	e*	Lexmark International, Inc (Class A)	214,083
1,155	*	Oil States International, Inc	40,829
13,947	*	SanDisk Corp	272,664
18,991		Seagate Technology, Inc	230,171
6,527	*	Teradata Corp	127,277
7,564	*	Terex Corp	230,853
5,578		Timken Co	158,136

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
900	*	Zebra Technologies Corp (Class A)	$25,065
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	22,938,621

INSTRUMENTS AND RELATED PRODUCTS - 4.10%
1,400	e*	Advanced Medical Optics, Inc	24,892
883		Beckman Coulter, Inc	62,684
104,855	*	Boston Scientific Corp	1,286,571
3,101	e	Cooper Cos, Inc	107,791
37,295		Covidien Ltd	2,004,979
5,671	e	Danaher Corp	393,567
3,125	e	DRS Technologies, Inc	239,844
21,148	e	Eastman Kodak Co	325,256
10,123	*	Hologic, Inc	195,678
155,103		Johnson & Johnson	10,745,536
729	e	Kla-Tencor Corp	23,073
4,666		PerkinElmer, Inc	116,510
1,378		Pitney Bowes, Inc	45,832
5,561	*	Teradyne, Inc	43,431
20,497	*	Thermo Electron Corp	1,127,335
66,093		Xerox Corp	762,052
5,638	*	Zimmer Holdings, Inc	363,989
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	17,869,020

INSURANCE AGENTS, BROKERS AND SERVICE - 0.85%
20,658		AON Corp	928,784
6,071		Brown & Brown, Inc	131,255
6,398	e	Gallagher (Arthur J.) & Co	164,173
23,716		Hartford Financial Services Group, Inc	972,119
38,494		Marsh & McLennan Cos, Inc	1,222,569
610		White Mountains Insurance Group Ltd	286,548
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,705,448

INSURANCE CARRIERS - 5.54%
12,541		Aetna, Inc	452,856
350	e*	Alleghany Corp	127,750
3,673		Allied World Assurance Holdings Ltd	130,465
41,199		Allstate Corp	1,900,098
5,677		American Financial Group, Inc	167,472
173,474	e	American International Group, Inc	577,668
1,044		American National Insurance Co	90,129
3,548	*	Arch Capital Group Ltd	259,110
9,069		Assurant, Inc	498,795
8,670		Axis Capital Holdings Ltd	274,926
27,614		Chubb Corp	1,516,009
10,955		Cincinnati Financial Corp	311,560
1,657		CNA Financial Corp	43,480
12,723	*	Conseco, Inc	44,785
3,787		Endurance Specialty Holdings Ltd	117,094
2,310		Erie Indemnity Co (Class A)	97,644
4,675		Everest Re Group Ltd	404,528
15,045		Fidelity National Title Group, Inc (Class A)	221,162
7,177	e	First American Corp	211,722
31,564		Genworth Financial, Inc (Class A)	271,766
3,917		Hanover Insurance Group, Inc	178,302
8,853		HCC Insurance Holdings, Inc	239,031

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,000	*	Health Net, Inc	$188,800
5,638	*	Humana, Inc	232,286
12,855	e	Leucadia National Corp	584,131
19,120		Lincoln National Corp	818,527
23,063		Loews Corp	910,758
797	*	Markel Corp	280,146
16,373	e	MBIA, Inc	194,839
2,189	e	Mercury General Corp	119,848
33,605		Metlife, Inc	1,881,880
8,530	e	MGIC Investment Corp	59,966
3,463	e	Nationwide Financial Services, Inc (Class A)	170,830
15,977		Old Republic International Corp	203,707
1,774		OneBeacon Insurance Group Ltd (Class A)	37,520
3,931		PartnerRe Ltd	267,662
3,070	*	Philadelphia Consolidated Holding Co	179,810
19,163		Principal Financial Group	833,399
49,970		Progressive Corp	869,478
4,867		Protective Life Corp	138,758
26,821		Prudential Financial, Inc	1,931,112
2,558	e	Reinsurance Group of America, Inc (Class A)	138,132
211	e*	Reinsurance Group of America, Inc (Class B)	10,028
4,951		RenaissanceRe Holdings Ltd	257,452
3,482		Stancorp Financial Group, Inc	181,064
6,707		Torchmark Corp	401,079
1,799		Transatlantic Holdings, Inc	97,776
45,121		Travelers Cos, Inc	2,039,469
57,989		UnitedHealth Group, Inc	1,472,341
3,266		Unitrin, Inc	81,454
25,992		UnumProvident Corp	652,399
10,222		W.R. Berkley Corp	240,728
126		Wesco Financial Corp	44,982
25,177	e	XL Capital Ltd (Class A)	451,675
		TOTAL INSURANCE CARRIERS	24,108,388

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00% **
869	*	Corrections Corp of America	21,595
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	21,595

METAL MINING - 0.37%
28,513		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,620,964
		TOTAL METAL MINING	1,620,964

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.47%
1,692	e	Armstrong World Industries, Inc	48,899
11,607		Fortune Brands, Inc	665,778
5,691	e	Hasbro, Inc	197,592
1,035	*	Intrepid Potash, Inc	31,195
26,271		Mattel, Inc	473,929
17,398		Tyco International Ltd	609,278
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,026,671

MISCELLANEOUS RETAIL - 0.65%
2,513	e	Barnes & Noble, Inc	65,539
49,164	e	CVS Corp	1,654,860

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,270	e*	HSN, Inc	$24,993
22,184	*	Office Depot, Inc	129,111
5,022	e	OfficeMax, Inc	44,646
36,049	e,v *	Rite Aid Corp	29,200
4,370	e*	Sears Holdings Corp	408,595
5,950	e	Signet Jewelers Ltd	139,111
7,262		Staples, Inc	163,395
5,194		Walgreen Co	160,806
		TOTAL MISCELLANEOUS RETAIL	2,820,256

MOTION PICTURES - 1.26%
1,035	*	Ascent Media Corp (Series A)	25,264
43,871		CBS Corp (Class B)	639,639
10,355	e*	Discovery Communications, Inc (Class A)	147,559
10,355	*	Discovery Communications, Inc (Class C)	146,627
104,373		News Corp (Class A)	1,251,432
5,510	e	Regal Entertainment Group (Class A)	86,948
237,564	e	Time Warner, Inc	3,114,464
2,352	*	Viacom, Inc (Class B)	58,424
		TOTAL MOTION PICTURES	5,470,357

NONDEPOSITORY INSTITUTIONS - 0.82%
15,198	e	American Capital Ltd	387,701
11,886		American Express Co	421,121
10,131	e*	AmeriCredit Corp	102,627
28,292	e	Capital One Financial Corp	1,442,892
15,241	e	CapitalSource, Inc	187,464
20,643	e	CIT Group, Inc	143,675
36,161	e	Discover Financial Services	499,745
8,695	e	Federal Home Loan Mortgage Corp	14,868
79,114	e	Federal National Mortgage Association	121,044
6,005		Lender Processing Services, Inc	183,273
3,570	*	SLM Corp	44,054
382		Student Loan Corp	35,526
378	e*	Tree.com, Inc	1,822
		TOTAL NONDEPOSITORY INSTITUTIONS	3,585,812

NONMETALLIC MINERALS, EXCEPT FUELS - 0.14%
7,942	e	Vulcan Materials Co	591,679
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	591,679

OIL AND GAS EXTRACTION - 1.89%
35,001		Anadarko Petroleum Corp	1,697,899
21,277		BJ Services Co	407,029
26,169	e	Chesapeake Energy Corp	938,420
6,319	e	Cimarex Energy Co	309,062
3,253	*	Encore Acquisition Co	135,910
708		ENSCO International, Inc	40,802
5,229	e*	Exterran Holdings, Inc	167,119
6,519	e*	Forest Oil Corp	323,342
2,871	e*	Global Industries Ltd	19,925
6,664	e*	Helix Energy Solutions Group, Inc	161,802
7,711		Helmerich & Payne, Inc	333,038
7,473	*	Hercules Offshore, Inc	113,291

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,207	*	Key Energy Services, Inc	$83,601
1,639	*	Mariner Energy, Inc	33,600
18,082	*	Nabors Industries Ltd	450,603
4,222		Patterson-UTI Energy, Inc	84,524
860	*	PetroHawk Energy Corp	18,602
8,749	e	Pioneer Natural Resources Co	457,398
651	*	Plains Exploration & Production Co	22,889
3,274	*	Pride International, Inc	96,943
5,051	e	Rowan Cos, Inc	154,308
1,653	e*	SEACOR Holdings, Inc	130,504
2,619		St. Mary Land & Exploration Co	93,367
3,919	e	Tidewater, Inc	216,956
770	*	Unit Corp	38,361
36,858	e	XTO Energy, Inc	1,714,634
		TOTAL OIL AND GAS EXTRACTION	8,243,929

PAPER AND ALLIED PRODUCTS - 0.75%
7,266	e	Bemis Co	190,442
36,048	*	Domtar Corporation	165,821
31,505		International Paper Co	824,801
18,515		Kimberly-Clark Corp	1,200,513
12,417	e	MeadWestvaco Corp	289,440
6,306		Packaging Corp of America	146,173
21,555	e*	Smurfit-Stone Container Corp	101,309
7,628		Sonoco Products Co	226,399
7,972	e	Temple-Inland, Inc	121,653
		TOTAL PAPER AND ALLIED PRODUCTS	3,266,551

PERSONAL SERVICES - 0.10%
9,087		Cintas Corp	260,888
18,798	e	Service Corp International	157,151
908	e	Weight Watchers International, Inc	33,233
		TOTAL PERSONAL SERVICES	451,272

PETROLEUM AND COAL PRODUCTS - 13.09%
24,916		Apache Corp	2,598,240
4,340		Ashland, Inc	126,902
4,392		Cabot Oil & Gas Corp	158,727
154,440		Chevron Corp	12,738,211
115,223		ConocoPhillips	8,440,085
33,283	e	Devon Energy Corp	3,035,410
4,550		EOG Resources, Inc	407,043
321,615		Exxon Mobil Corp	24,976,621
52,848		Marathon Oil Corp	2,107,050
9,687	*	Newfield Exploration Co	309,887
12,134		Noble Energy, Inc	674,529
3,272	e	Sunoco, Inc	116,418
6,744	e	Tesoro Corp	111,209
38,909		Valero Energy Corp	1,178,943
		TOTAL PETROLEUM AND COAL PRODUCTS	56,979,275

PIPELINES, EXCEPT NATURAL GAS - 0.26%
46,900		Spectra Energy Corp	1,116,220
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,116,220

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
PRIMARY METAL INDUSTRIES - 0.36%
13,564		Alcoa, Inc	$306,275
3,081		Carpenter Technology Corp	79,028
1,520	e*	Century Aluminum Co	42,089
2,318		Hubbell, Inc (Class B)	81,246
18,873		Nucor Corp	745,484
1,598	e	Schnitzer Steel Industries, Inc (Class A)	62,706
9,693		Steel Dynamics, Inc	165,653
4,832	e	Titanium Metals Corp	54,795
437		United States Steel Corp	33,916
		TOTAL PRIMARY METAL INDUSTRIES	1,571,192

PRINTING AND PUBLISHING - 0.38%
1,123		Dun & Bradstreet Corp	105,966
2,145	e	EW Scripps Co (Class A)	15,165
17,285	e	Gannett Co, Inc	292,289
11,731		McGraw-Hill Cos, Inc	370,817
2,715	e	Meredith Corp	76,129
9,931	e	New York Times Co (Class A)	141,914
15,654		R.R. Donnelley & Sons Co	383,993
503	e	Washington Post Co (Class B)	280,050
		TOTAL PRINTING AND PUBLISHING	1,666,323

RAILROAD TRANSPORTATION - 0.32%
1,089	e*	Kansas City Southern Industries, Inc	48,308
20,037		Norfolk Southern Corp	1,326,650
		TOTAL RAILROAD TRANSPORTATION	1,374,958

REAL ESTATE - 0.05%
7,649	e*	CB Richard Ellis Group, Inc (Class A)	102,267
2,175		Jones Lang LaSalle, Inc	94,569
1,012	e*	St. Joe Co	39,559
		TOTAL REAL ESTATE	236,395

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.16%
5,927	e*	Goodyear Tire & Rubber Co	90,742
20,397		Newell Rubbermaid, Inc	352,052
11,889		Sealed Air Corp	261,439
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	704,233

SECURITY AND COMMODITY BROKERS - 2.68%
16,584		Ameriprise Financial, Inc	633,509
338	e	BlackRock, Inc	65,741
1,466		CME Group, Inc	544,634
29,817	e*	E*Trade Financial Corp	83,488
5,277		Franklin Resources, Inc	465,062
26,268		Goldman Sachs Group, Inc	3,362,304
25,482	e	Invesco Ltd	534,612
900	*	Investment Technology Group, Inc	27,387
834	e	Janus Capital Group, Inc	20,250
9,337	e	Jefferies Group, Inc	209,149
10,183		Legg Mason, Inc	387,565
113,987	e	Merrill Lynch & Co, Inc	2,883,871

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,700	e*	MF Global Ltd	$16,058
77,786	e	Morgan Stanley	1,789,078
4,240	e*	Nasdaq Stock Market, Inc	129,617
7,953	e	NYSE Euronext	311,599
6,658	e	Raymond James Financial, Inc	219,581
		TOTAL SECURITY AND COMMODITY BROKERS	11,683,505

SPECIAL TRADE CONTRACTORS - 0.02%
2,626	e*	Quanta Services, Inc	70,928
		TOTAL SPECIAL TRADE CONTRACTORS	70,928

STONE, CLAY, AND GLASS PRODUCTS - 0.11%
1,100	e	Eagle Materials, Inc	24,607
5,268	e*	Owens Corning, Inc	125,958
8,811	*	Owens-Illinois, Inc	259,043
2,083	e*	USG Corp	53,325
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	462,933

TOBACCO PRODUCTS - 0.45%
40,222		Altria Group, Inc	798,004
6,114		Lorillard, Inc	435,011
11,276		UST, Inc	750,305
		TOTAL TOBACCO PRODUCTS	1,983,320

TRANSPORTATION BY AIR - 0.72%
10,880	*	AMR Corp	106,842
8,622	e*	Continental Airlines, Inc (Class B)	143,815
545		Copa Holdings S.A. (Class A)	17,713
10,069	e*	Delta Air Lines, Inc	75,014
23,095		FedEx Corp	1,825,429
19,050	*	Northwest Airlines Corp	172,022
53,802		Southwest Airlines Co	780,667
		TOTAL TRANSPORTATION BY AIR	3,121,502

TRANSPORTATION EQUIPMENT - 2.04%
5,714		Autoliv, Inc	192,848
1,100	*	BE Aerospace, Inc	17,413
159,886	e*	Ford Motor Co	831,407
29,696		General Dynamics Corp	2,186,220
36,211	e	General Motors Corp	342,194
11,766		Genuine Parts Co	473,111
1,822	e	Harley-Davidson, Inc	67,961
19,121		Northrop Grumman Corp	1,157,585
1,559		Oshkosh Truck Corp	20,516
9,028	*	Pactiv Corp	224,165
20,486		Raytheon Co	1,096,206
7,226	*	Spirit Aerosystems Holdings, Inc (Class A)	116,122
1,717	e	Thor Industries, Inc	42,616
6,380	e	Trinity Industries, Inc	164,157
4,547	*	TRW Automotive Holdings Corp	72,343
31,175		United Technologies Corp	1,872,371
		TOTAL TRANSPORTATION EQUIPMENT	8,877,235

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION SERVICES - 0.04%
2,270	*	Interval Leisure Group, Inc	$23,608
3,413		GATX Corp	135,052
1,400		UTI Worldwide, Inc	23,828
		TOTAL TRANSPORTATION SERVICES	182,488

TRUCKING AND WAREHOUSING - 0.03%
2,628		Con-way, Inc	115,921
		TOTAL TRUCKING AND WAREHOUSING	115,921

WATER TRANSPORTATION - 0.33%
3,099	e	Alexander & Baldwin, Inc	136,449
25,550		Carnival Corp	903,192
1,749	e	Overseas Shipholding Group, Inc	101,984
10,353	e	Royal Caribbean Cruises Ltd	214,825
3,255	e	Teekay Corp	85,867
		TOTAL WATER TRANSPORTATION	1,442,317

WHOLESALE TRADE-DURABLE GOODS - 0.18%
8,619	*	Arrow Electronics, Inc	225,990
1,187		BorgWarner, Inc	38,898
12,813	*	Ingram Micro, Inc (Class A)	205,905
209	e	Martin Marietta Materials, Inc	23,404
4,553		Reliance Steel & Aluminum Co	172,877
3,126	*	Tech Data Corp	93,311
713	*	WESCO International, Inc	22,944
		TOTAL WHOLESALE TRADE-DURABLE GOODS	783,329

WHOLESALE TRADE-NONDURABLE GOODS - 0.13%
1,501		Brown-Forman Corp (Class B)	107,787
6,709		Cardinal Health, Inc	330,620
2,378	*	Dean Foods Co	55,550
765	*	Endo Pharmaceuticals Holdings, Inc	15,300
448	*	Henry Schein, Inc	24,120
1,100	e	Valhi, Inc	19,800
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	553,177

		TOTAL COMMON STOCKS	432,536,531
		(Cost $513,825,767)

SHORT-TERM INVESTMENTS - 16.51%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 16.51%
71,884,795		State Street Navigator Securities Lending Prime Portfolio	71,884,795
			71,884,795

		TOTAL SHORT-TERM INVESTMENTS	71,884,795
		(Cost $71,884,795)

		TOTAL PORTFOLIO - 115.86%
		(Cost $585,710,562)	504,421,326

		OTHER ASSETS & LIABILITIES, NET - (15.86)%	(69,048,739)

		NET ASSETS - 100.00%	$435,372,587

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

*	Non-income producing
**	Percentage less than 0.01%
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $54,825.
e	All or a portion of these securities are out on loan.
v	Security valued at fair value.

The following abbreviations are used in portfolios descriptions: REIT - Real Estate Investment Trust

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.57%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
3,805	e*	Chiquita Brands International, Inc	$60,157
		TOTAL AGRICULTURAL PRODUCTION-CROPS	60,157

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
954	e	Cal-Maine Foods, Inc	26,178
3,687	e	Pilgrim's Pride Corp	9,180
25	e	Seaboard Corp	31,425
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	66,783

AGRICULTURAL SERVICES - 0.00%**
864	e*	Cadiz, Inc	16,476
812	e	Calavo Growers, Inc	10,118
		TOTAL AGRICULTURAL SERVICES	26,594

AMUSEMENT AND RECREATION SERVICES - 0.57%
4,987	e*	Bally Technologies, Inc	151,006
689		Churchill Downs, Inc	33,747
736	e	Dover Downs Gaming & Entertainment, Inc	5,726
3,080		International Speedway Corp (Class A)	119,843
2,221	e*	Leapfrog Enterprises, Inc	23,454
2,855	e*	Life Time Fitness, Inc	89,276
6,113	e*	Live Nation, Inc	99,459
3,992	e*	Marvel Entertainment, Inc	136,287
5,847	*	Penn National Gaming, Inc	155,355
5,760	e*	Pinnacle Entertainment, Inc	43,546
5,973	e,v*	Six Flags, Inc	4,002
1,544		Speedway Motorsports, Inc	30,077
2,919	e*	Ticketmaster	31,321
1,184	e*	Town Sports International Holdings, Inc	7,222
159,219	e	Walt Disney Co	4,886,431
3,298	e	Warner Music Group Corp	25,065
4,672	v*	Westwood One, Inc	2,336
3,592	e*	WMS Industries, Inc	109,806
1,665	e	World Wrestling Entertainment, Inc (Class A)	25,741
		TOTAL AMUSEMENT AND RECREATION SERVICES	5,979,700

APPAREL AND ACCESSORY STORES - 0.56%
6,870		Abercrombie & Fitch Co (Class A)	271,021
5,488	e*	Aeropostale, Inc	176,220
2,689	e*	American Apparel, Inc	22,050
14,212	e	American Eagle Outfitters, Inc	216,733
5,041	*	AnnTaylor Stores Corp	104,046
3,149		Bebe Stores, Inc	30,766
4,361	e	Brown Shoe Co, Inc	71,433
1,275	e	Buckle, Inc	70,813

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
793	*	Cache, Inc	$5,448
4,241	*	Carter's, Inc	83,675
2,133	e*	Casual Male Retail Group, Inc	8,383
2,314		Cato Corp (Class A)	40,611
2,203	*	Charlotte Russe Holding, Inc	22,581
7,798	e*	Charming Shoppes, Inc	38,132
14,947	e*	Chico's FAS, Inc	81,760
1,990	*	Children's Place Retail Stores, Inc	66,366
2,902	e	Christopher & Banks Corp	22,258
1,134	*	Citi Trends, Inc	18,473
4,864	e*	Collective Brands, Inc	89,060
4,020	e*	Dress Barn, Inc	61,466
1,121	e*	DSW, Inc (Class A)	15,358
3,249		Finish Line, Inc (Class A)	32,457
13,032		Foot Locker, Inc	210,597
39,853		Gap, Inc	708,586
7,801	e*	Hanesbrands, Inc	169,672
3,079	*	HOT Topic, Inc	20,352
3,580	e*	J Crew Group, Inc	102,281
2,684	e*	Jo-Ann Stores, Inc	56,310
1,448	e*	JOS A Bank Clothiers, Inc	48,653
25,494	*	Kohl's Corp	1,174,763
23,302		Limited Brands, Inc	403,591
3,344	*	New York & Co, Inc	31,902
14,897	e	Nordstrom, Inc	429,332
5,259	*	Pacific Sunwear Of California, Inc	35,393
11,074		Ross Stores, Inc	407,634
407	*	Shoe Carnival, Inc	6,667
3,326	e	Stage Stores, Inc	45,433
1,778	e	Talbots, Inc	23,292
2,198	e*	Tween Brands, Inc	21,518
2,684	e*	Under Armour, Inc (Class A)	85,244
9,470	e*	Urban Outfitters, Inc	301,809
11,688	*	Wet Seal, Inc (Class A)	42,427
		TOTAL APPAREL AND ACCESSORY STORES	5,874,566

APPAREL AND OTHER TEXTILE PRODUCTS - 0.18%
1,043	e	Columbia Sportswear Co	43,764
963	e*	G-III Apparel Group Ltd	18,018
4,801		Guess ?, Inc	167,027
2,494	e*	Gymboree Corp	88,537
7,074	e	Jones Apparel Group, Inc	130,940
7,812	e	Liz Claiborne, Inc	128,351
1,478	e*	Lululemon Athletica, Inc	34,038
3,070	e*	Maidenform Brands, Inc	44,546
4,194		Phillips-Van Heusen Corp	158,994
4,587		Polo Ralph Lauren Corp (Class A)	305,678
10,285	*	Quiksilver, Inc	59,036
1,355	e*	True Religion Apparel, Inc	35,027
7,138		VF Corp	551,839
3,618	*	Warnaco Group, Inc	163,859
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,929,654

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

AUTO REPAIR, SERVICES AND PARKING - 0.07%
741	*	Amerco, Inc	$31,070
2,651	e*	Dollar Thrifty Automotive Group, Inc	5,116
6,138	*	Exide Technologies	45,298
1,439	e*	Federal Mogul Corp (Class A)	18,060
25,694	*	Hertz Global Holdings, Inc	194,504
1,441	e*	Midas, Inc	19,828
1,021		Monro Muffler, Inc	23,544
4,712	e	Ryder System, Inc	292,144
432	*	Standard Parking Corp	9,599
3,275	*	Wright Express Corp	97,759
		TOTAL AUTO REPAIR, SERVICES AND PARKING	736,922

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
7,799		Advance Auto Parts	309,308
793	e*	America's Car-Mart, Inc	14,742
1,878		Asbury Automotive Group, Inc	21,635
9,448	e*	Autonation, Inc	106,196
3,365	*	Autozone, Inc	415,039
17,409	e*	Carmax, Inc	243,726
5,573	*	Copart, Inc	211,774
810	e*	MarineMax, Inc	5,856
10,848	*	O'Reilly Automotive, Inc	290,401
3,336	e	Penske Auto Group, Inc	38,264
3,408	*	Rush Enterprises, Inc (Class A)	43,622
2,558	e	Sonic Automotive, Inc (Class A)	21,641
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,722,204

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.67%
1,177	e*	Builders FirstSource, Inc	7,050
10,436	e	Fastenal Co	515,434
138,713	e	Home Depot, Inc	3,591,280
120,070		Lowe's Cos, Inc	2,844,458
1,580	e*	Lumber Liquidators, Inc	19,845
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,978,067

BUSINESS SERVICES - 7.14%
32,406	*	3Com Corp	75,506
733	e*	3D Systems Corp	10,445
3,785		Aaron Rents, Inc	102,460
3,560		ABM Industries, Inc	77,750
49,377		Accenture Ltd (Class A)	1,876,326
2,535	e*	ACI Worldwide, Inc	44,413
48,240	*	Activision Blizzard, Inc	744,343
3,842	*	Actuate Corp	13,447
5,011		Acxiom Corp	62,838
2,262	e	Administaff, Inc	61,572
43,519	*	Adobe Systems, Inc	1,717,695
1,354	e*	Advent Software, Inc	47,701
7,319	*	Affiliated Computer Services, Inc (Class A)	370,561
4,957	e	Aircastle Ltd	49,124
13,776	e*	Akamai Technologies, Inc	240,253
5,533	e*	Alliance Data Systems Corp	350,682
15,924	*	Amdocs Ltd	435,999
3,052	*	American Reprographics Co	52,647

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,790		American Software, Inc (Class A)	$9,756
3,535	*	AMN Healthcare Services, Inc	62,110
6,957	e*	Ansys, Inc	263,462
2,421		Arbitron, Inc	108,195
7,125	*	Ariba, Inc	100,676
13,431	*	Art Technology Group, Inc	47,277
1,465	e*	Asset Acceptance Capital Corp	15,441
1,686	*	athenahealth, Inc	56,093
18,575	*	Autodesk, Inc	623,191
43,203		Automatic Data Processing, Inc	1,846,928
9,053	*	Avis Budget Group, Inc	51,964
4,038	*	Avocent Corp	82,617
1,039	e*	Bankrate, Inc	40,427
14,716	e,v*	BearingPoint, Inc	7,358
1,940		BGC Partners, Inc (Class A)	8,323
3,724	e	Blackbaud, Inc	68,708
2,820	*	Blackboard, Inc	113,618
2,690	e*	Blue Coat Systems, Inc	38,171
15,886	*	BMC Software, Inc	454,816
761	*	Bottomline Technologies, Inc	7,914
5,390	e*	BPZ Energy, Inc	92,708
4,265	e	Brady Corp (Class A)	150,469
3,327		Brink's Co	203,014
31,787		CA, Inc	634,469
2,883	*	CACI International, Inc (Class A)	144,438
21,979	*	Cadence Design Systems, Inc	148,578
2,394	e*	Callidus Software, Inc	9,480
1,160	*	Capella Education Co	49,718
2,460	e*	Cavium Networks, Inc	34,637
4,380	e*	CBIZ, Inc	37,011
5,532	e*	Cerner Corp	246,948
2,094	*	Chordiant Software, Inc	10,742
3,178	*	Ciber, Inc	22,214
15,324	*	Citrix Systems, Inc	387,084
3,570	e*	Clear Channel Outdoor Holdings, Inc (Class A)	48,838
847	*	Clinical Data, Inc	13,620
4,484	e*	Cogent Communications Group, Inc	34,616
3,986	e*	Cogent, Inc	40,737
3,905		Cognex Corp	78,725
23,562	*	Cognizant Technology Solutions Corp (Class A)	537,920
3,503	*	Commvault Systems, Inc	42,211
1,988	e	Compass Diversified Trust	27,713
1,189	e*	Compellent Technologies, Inc	14,744
1,662		Computer Programs & Systems, Inc	48,115
12,357	*	Computer Sciences Corp	496,628
22,024	e*	Compuware Corp	213,413
847	*	COMSYS IT Partners, Inc	8,233
3,532	e*	Concur Technologies, Inc	135,134
1,682	e*	Constant Contact, Inc	28,712
10,212	*	Convergys Corp	150,933
1,788	e*	CoStar Group, Inc	81,157
3,313	*	CSG Systems International, Inc	58,077
5,817	*	Cybersource Corp	93,712
2,709	e*	Data Domain, Inc	60,329

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,491	e*	DealerTrack Holdings, Inc	$58,788
1,730	e*	Deltek, Inc	10,518
4,616		Deluxe Corp	66,424
2,100	e*	Dice Holdings, Inc	14,910
2,984	e*	Digital River, Inc	96,682
2,470	*	DivX, Inc	15,981
477	v*	DMRC Corp	5,559
1,220	*	Double-Take Software, Inc	12,139
3,710	e*	DST Systems, Inc	207,723
2,712	e*	DynCorp International, Inc (Class A)	45,453
9,238	*	Earthlink, Inc	78,523
91,314	*	eBay, Inc	2,043,607
170	e*	Ebix, Inc	15,973
3,244	e*	Echelon Corp	32,051
4,098	e*	Eclipsys Corp	85,853
1,211		Electro Rent Corp	16,264
26,040	*	Electronic Arts, Inc	963,220
5,133	e*	Entrust, Inc	11,036
4,217	*	Epicor Software Corp	33,272
2,843	e*	EPIQ Systems, Inc	38,665
10,612		Equifax, Inc	365,583
2,725	e*	Equinix, Inc	189,279
7,422	e*	Evergreen Energy, Inc	6,977
1,660	*	ExlService Holdings, Inc	14,575
16,967	e*	Expedia, Inc	256,371
6,964	e*	F5 Networks, Inc	162,818
3,326	e	Factset Research Systems, Inc	173,784
4,520	e	Fair Isaac Corp	104,186
1,951	e*	FalconStor Software, Inc	10,457
15,431		Fidelity National Information Services, Inc	284,856
817	e*	First Advantage Corp (Class A)	11,479
13,413	*	Fiserv, Inc	634,703
1,148	*	Forrester Research, Inc	33,659
5,026	e*	Gartner, Inc	113,990
1,509	*	Gerber Scientific, Inc	13,792
1,781		Gevity HR, Inc	12,966
3,223	*	Global Cash Access, Inc	16,308
1,260	e*	Global Sources Ltd	12,688
19,489	e*	Google, Inc (Class A)	7,805,734
1,315	e*	H&E Equipment Services, Inc	12,703
3,427	*	Hackett Group, Inc	18,643
3,917	e	Healthcare Services Group	71,642
2,009	e	Heartland Payment Systems, Inc	51,350
1,765	e	Heidrick & Struggles International, Inc	53,215
14,475	*	HLTH Corp	165,449
2,040	e*	HMS Holdings Corp	48,878
2,798	*	Hudson Highland Group, Inc	19,446
3,858	*	Hypercom Corp	15,355
989	e*	i2 Technologies, Inc	13,342
289	*	ICT Group, Inc	2,326
1,316	*	iGate Corp	11,410
3,537	*	IHS, Inc (Class A)	168,503
14,826		IMS Health, Inc	280,360
2,444		infoGROUP, Inc	16,155

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,187	*	Informatica Corp	$93,359
2,104		Infospace, Inc	22,828
2,615	e*	Innerworkings, Inc	29,000
1,718	*	Integral Systems, Inc	35,683
3,578		Interactive Data Corp	90,237
955	e*	Interactive Intelligence, Inc	8,614
5,824	e*	Internap Network Services Corp	20,268
1,767	e*	Internet Brands, Inc (Class A)	12,316
2,383	*	Internet Capital Group, Inc	19,326
38,241	e*	Interpublic Group of Cos, Inc	296,368
3,727	*	Interwoven, Inc	52,625
26,324	*	Intuit, Inc	832,102
2,569	e*	inVentiv Health, Inc	45,369
14,464	e*	Iron Mountain, Inc	353,066
6,226		Jack Henry & Associates, Inc	126,575
2,086	*	JDA Software Group, Inc	31,728
42,780	*	Juniper Networks, Inc	901,375
1,857	e	Kelly Services, Inc (Class A)	35,376
1,834	e*	Kenexa Corp	28,959
1,118	e*	Keynote Systems, Inc	14,814
2,364	*	Kforce, Inc	24,136
4,352	e*	Kinetic Concepts, Inc	124,424
1,958	e*	Knot, Inc	16,349
3,407	*	Korn/Ferry International	60,713
6,111	e*	Lamar Advertising Co (Class A)	188,769
10,291	*	Lawson Software, Inc	72,037
5,486	e*	Limelight Networks, Inc	13,715
1,100	*	Liquidity Services, Inc	11,935
2,806	e*	Magma Design Automation, Inc	11,280
2,138	e*	Manhattan Associates, Inc	47,763
6,649		Manpower, Inc	286,971
1,715	*	Mantech International Corp (Class A)	101,682
3,869	e	Marchex, Inc (Class B)	39,812
5,958	e	Mastercard, Inc (Class A)	1,056,532
12,489	*	McAfee, Inc	424,126
6,972	*	Mentor Graphics Corp	79,132
662,343	d	Microsoft Corp	17,677,935
736	*	MicroStrategy, Inc (Class A)	43,814
3,645	e*	Midway Games, Inc	8,639
4,277	*	ModusLink Global Solutions, Inc	41,102
1,184	*	Monotype Imaging Holdings, Inc	13,178
9,796	e*	Monster Worldwide, Inc	146,058
17,615	*	Move, Inc	37,344
8,526	*	MPS Group, Inc	85,942
3,168	e*	MSC.Software Corp	33,898
534	*	NCI, Inc (Class A)	15,208
14,013	*	NCR Corp	308,987
2,508	*	Ness Technologies, Inc	28,767
3,597	e*	NetFlix, Inc	111,075
2,450	*	Netscout Systems, Inc	26,068
578	e*	NetSuite, Inc	10,416
2,904		NIC, Inc	20,038
29,031	*	Novell, Inc	149,219
14,101	*	Nuance Communications, Inc	171,891

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
26,794		Omnicom Group, Inc	$1,033,177
5,079	e*	Omniture, Inc	93,250
1,748	*	On Assignment, Inc	13,774
1,355	*	Online Resources Corp	10,528
6,788	e*	OpenTV Corp (Class A)	9,571
319,837	*	Oracle Corp	6,495,889
10,034	*	Parametric Technology Corp	184,626
1,702		PC-Tel, Inc	15,863
613		Pegasystems, Inc	7,914
1,250	*	PeopleSupport, Inc	14,613
2,126	e*	Perficient, Inc	14,117
7,252	*	Perot Systems Corp (Class A)	125,822
4,418	*	Phase Forward, Inc	92,380
2,203	*	Phoenix Technologies Ltd	17,602
1,446	e*	Portfolio Recovery Associates, Inc	70,319
5,806	*	Premiere Global Services, Inc	81,632
3,401	*	Progress Software Corp	88,392
1,059	*	PROS Holdings, Inc	9,944
1,388		QAD, Inc	9,605
1,771	e	Quality Systems, Inc	74,842
5,845	*	Quest Software, Inc	74,173
1,378	*	Radiant Systems, Inc	11,975
1,137	e*	Radisys Corp	9,778
4,430	e*	Raser Technologies, Inc	37,655
8,011	*	RealNetworks, Inc	40,696
15,607	*	Red Hat, Inc	235,198
612	e	Renaissance Learning, Inc	7,950
5,338	e*	Rent-A-Center, Inc	118,931
2,295	*	RightNow Technologies, Inc	28,848
1,600	*	Riskmetrics Group Inc	31,312
11,891	e	Robert Half International, Inc	294,302
3,377		Rollins, Inc	64,095
3,888	e*	RSC Holdings, Inc	44,168
5,134	*	S1 Corp	31,420
8,602	*	Salesforce.com, Inc	416,337
7,164	*	Sapient Corp	53,229
5,132	e*	Secure Computing Corp	28,123
850	*	SI International, Inc	25,543
2,460	e*	Smith Micro Software, Inc	17,466
2,397	e*	Sohu.com, Inc	133,633
4,133	*	SonicWALL, Inc	21,657
19,829	e*	Sonus Networks, Inc	57,108
5,488	e	Sotheby's (Class A)	110,089
1,689	*	Sourcefire, Inc	12,313
4,940	*	Spherion Corp	24,058
1,267	*	SPSS, Inc	37,199
3,686	*	SRA International, Inc (Class A)	83,414
1,182	e*	Stratasys, Inc	20,650
1,835	e*	SuccessFactors, Inc	20,002
63,519	e*	Sun Microsystems, Inc	482,744
3,687	e*	SupportSoft, Inc	11,061
6,717	e*	Sybase, Inc	205,675
2,708	*	SYKES Enterprises, Inc	59,468
69,212	*	Symantec Corp	1,355,171

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,336	e*	Synchronoss Technologies, Inc	$21,982
1,827	e*	SYNNEX Corp	40,815
11,318	*	Synopsys, Inc	225,794
932	e	Syntel, Inc	22,834
6,176		Take-Two Interactive Software, Inc	101,286
1,294	e	TAL International Group, Inc	26,941
1,871	e*	Taleo Corp (Class A)	37,214
1,091	e*	TechTarget, Inc	7,637
3,895	*	TeleTech Holdings, Inc	48,454
807		Textainer Group Holdings Ltd	12,258
1,213	e	TheStreet.com, Inc	7,266
5,002	*	THQ, Inc	60,224
16,150	*	TIBCO Software, Inc	118,218
2,493	*	TNS, Inc	48,289
13,573		Total System Services, Inc	222,597
2,582	e*	TradeStation Group, Inc	24,142
3,536	*	TrueBlue, Inc	57,142
2,353	e*	Ultimate Software Group, Inc	63,531
26,675	*	Unisys Corp	73,356
6,269	e	United Online, Inc	58,991
4,767	e*	United Rentals, Inc	72,649
8,046	*	Valueclick, Inc	82,311
2,516	e*	Vasco Data Security International	26,066
15,844	e*	VeriSign, Inc	413,212
1,605		Viad Corp	46,208
1,973	e*	Vignette Corp	21,190
36,801		Visa, Inc (Class A)	2,259,213
3,388	e*	VMware, Inc (Class A)	90,256
1,323	*	Vocus, Inc	44,929
667	*	Volt Information Sciences, Inc	5,990
40,170		Waste Management, Inc	1,264,953
653	e*	WebMD Health Corp (Class A)	19,420
4,018	*	Websense, Inc	89,802
2,225	e*	Website Pros, Inc	12,015
5,919	*	Wind River Systems, Inc	59,190
113,543	*	Yahoo!, Inc	1,964,294
		TOTAL BUSINESS SERVICES	74,710,420

CHEMICALS AND ALLIED PRODUCTS - 10.39%
126,368		Abbott Laboratories	7,276,269
474	*	Abraxis Bioscience, Inc	32,687
1,835	e*	Acadia Pharmaceuticals, Inc	4,918
3,194	e*	Acorda Therapeutics, Inc	76,177
3,770	e*	Adolor Corp	13,007
17,237		Air Products & Chemicals, Inc	1,180,562
1,838	*	Albany Molecular Research, Inc	33,249
7,394		Albemarle Corp	228,031
7,692		Alberto-Culver Co	209,530
6,002	e*	Alexion Pharmaceuticals, Inc	235,879
1,440	e*	Alexza Pharmaceuticals, Inc	7,114
7,300	*	Alkermes, Inc	97,090
3,109	e*	Allos Therapeutics, Inc	23,038
3,382	e*	Alnylam Pharmaceuticals, Inc	97,909
3,647	e*	Alpharma, Inc (Class A)	134,538

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,383	e*	AMAG Pharmaceuticals, Inc	$53,564
4,965	e*	American Oriental Bioengineering, Inc	32,223
854	e	American Vanguard Corp	12,878
89,762	*	Amgen, Inc	5,320,194
2,248	e	Arch Chemicals, Inc	79,354
909	*	Ardea Biosciences, Inc	12,571
8,260	e*	Arena Pharmaceuticals, Inc	41,300
2,419	e*	Arqule, Inc	7,789
3,457	e*	Array Biopharma, Inc	26,550
3,357	e*	Auxilium Pharmaceuticals, Inc	108,767
6,290	e*	Aventine Renewable Energy Holdings, Inc	19,876
8,828		Avery Dennison Corp	392,669
34,912		Avon Products, Inc	1,451,292
1,121	e	Balchem Corp	29,897
8,689	*	Barr Pharmaceuticals, Inc	567,392
899	e*	Biodel, Inc	3,012
23,751	*	Biogen Idec, Inc	1,194,438
8,036	e*	BioMarin Pharmaceuticals, Inc	212,874
780	*	BioMimetic Therapeutics, Inc	8,627
161,688		Bristol-Myers Squibb Co	3,371,195
5,474		Cabot Corp	173,964
1,206	e*	Cadence Pharmaceuticals, Inc	10,709
3,362	e*	Calgon Carbon Corp	68,450
1,937	*	Cambrex Corp	11,913
1,195	e*	Caraco Pharmaceutical Laboratories Ltd	14,949
12,104		Celanese Corp (Series A)	337,823
7,425	e*	Cell Genesys, Inc	4,381
1,257	*	Celldex Therapeutics, Inc	14,619
5,537	e*	Cephalon, Inc	429,062
4,613		CF Industries Holdings, Inc	421,905
5,567	*	Charles River Laboratories International, Inc	309,136
1,668	e*	Chattem, Inc	130,404
19,867		Chemtura Corp	90,594
4,940	*	China Precision Steel, Inc	16,450
5,563		Church & Dwight Co, Inc	345,407
11,276		Clorox Co	706,892
41,769		Colgate-Palmolive Co	3,147,294
3,988	e*	Columbia Laboratories, Inc	10,449
1,228	e*	Cougar Biotechnology, Inc	41,003
4,583	e*	Cubist Pharmaceuticals, Inc	101,880
3,964	e*	Cypress Bioscience, Inc	29,135
3,895		Cytec Industries, Inc	151,554
1,097	*	Cytokinetics, Inc	5,200
1,557	e*	Cytori Therapeutics, Inc	8,221
6,977	e*	Dendreon Corp	39,839
19,164	e*	Discovery Laboratories, Inc	35,837
77,807	e	Dow Chemical Co	2,472,706
73,710		Du Pont (E.I.) de Nemours & Co	2,970,513
7,981	*	Durect Corp	44,694
6,245		Eastman Chemical Co	343,850
14,091		Ecolab, Inc	683,695
82,860	e	Eli Lilly & Co	3,648,326
2,605	*	Elizabeth Arden, Inc	51,136
1,058	*	Emergent Biosolutions, Inc	13,849

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,740	e*	Enzon Pharmaceuticals, Inc	$20,221
8,011		Estee Lauder Cos (Class A)	399,829
3,162	e	Ferro Corp	63,556
6,121		FMC Corp	314,558
24,931	*	Forest Laboratories, Inc	705,049
38,532	*	Genentech, Inc	3,417,018
22,284	*	Genzyme Corp	1,802,553
6,239	e*	Geron Corp	24,644
76,025	e*	Gilead Sciences, Inc	3,465,219
1,380	e*	GTx, Inc	26,248
4,572		H.B. Fuller Co	95,418
4,685	e*	Halozyme Therapeutics, Inc	34,388
9,549		Hercules, Inc	188,975
12,814	*	Hospira, Inc	489,495
10,809	*	Human Genome Sciences, Inc	68,637
14,421	e	Huntsman Corp	181,705
2,336	*	ICO, Inc	13,105
1,955	e*	Idenix Pharmaceuticals, Inc	14,135
1,706	e*	Idera Pharmaceuticals, Inc	24,003
4,930	*	Idexx Laboratories, Inc	270,164
4,930	*	ImClone Systems, Inc	307,829
5,740	*	Immucor, Inc	183,450
3,428	e*	Immunogen, Inc	16,831
3,142	e*	Indevus Pharmaceuticals, Inc	10,526
772		Innophos Holdings, Inc	18,821
1,454		Innospec, Inc	17,535
3,397	e*	Inspire Pharmaceuticals, Inc	12,127
626	e	Inter Parfums, Inc	8,489
2,057	e*	InterMune, Inc	35,195
6,575		International Flavors & Fragrances, Inc	259,449
6,045	e*	Inverness Medical Innovations, Inc	181,350
7,612	e*	Invitrogen Corp	287,734
10,988	e*	Javelin Pharmaceuticals, Inc	28,569
1,282	e	Kaiser Aluminum Corp	55,062
19,586	*	King Pharmaceuticals, Inc	187,634
1,718		Koppers Holdings, Inc	64,270
2,762	e*	KV Pharmaceutical Co (Class A)	62,725
1,531	*	Landec Corp	12,539
6,598	e*	Ligand Pharmaceuticals, Inc (Class B)	19,464
5,486		Lubrizol Corp	236,666
930	e	Mannatech, Inc	3,720
3,013	e*	MannKind Corp	11,630
2,703	e	Martek Biosciences Corp	84,928
10,830	*	Medarex, Inc	70,070
4,277	*	Medicines Co	99,312
4,145	e	Medicis Pharmaceutical Corp (Class A)	61,802
2,182	e*	Medivation, Inc	57,736
175,983		Merck & Co, Inc	5,554,023
3,696	e	Meridian Bioscience, Inc	107,332
1,545		Minerals Technologies, Inc	91,711
1,900	e*	Momenta Pharmaceuticals, Inc	24,909
45,126	e	Monsanto Co	4,466,571
12,835		Mosaic Co	873,037
24,874	e*	Mylan Laboratories, Inc	284,061

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,366	*	Nabi Biopharmaceuticals	$20,346
11,321		Nalco Holding Co	209,891
4,413	*	NBTY, Inc	130,272
2,863	e*	Neurocrine Biosciences, Inc	13,427
1,171	e	NewMarket Corp	61,548
465	e	NL Industries, Inc	4,776
1,927	e*	Noven Pharmaceuticals, Inc	22,507
3,911	*	NPS Pharmaceuticals, Inc	27,925
1,463	*	Obagi Medical Products, Inc	14,601
6,115		Olin Corp	118,631
2,490	e*	OM Group, Inc	56,025
1,002	e*	Omrix Biopharmaceuticals, Inc	17,976
4,429	e*	Onyx Pharmaceuticals, Inc	160,241
2,000	e*	Optimer Pharmaceuticals, Inc	15,900
2,833	e*	OraSure Technologies, Inc	13,938
1,613	e*	Orexigen Therapeutics, Inc	17,404
4,954	e*	OSI Pharmaceuticals, Inc	244,183
2,710	e*	Osiris Therapeutics, Inc	52,276
5,426	e*	Pacific Ethanol, Inc	7,542
2,404	e*	Pain Therapeutics, Inc	23,487
2,342	e*	Par Pharmaceutical Cos, Inc	28,783
5,254	*	Parexel International Corp	150,580
9,750	e	PDL BioPharma, Inc	90,772
6,178		Perrigo Co	237,606
2,525	e*	PetMed Express, Inc	39,642
558,425		Pfizer, Inc	10,297,357
1,267	e*	Pharmasset, Inc	25,277
2,476	*	PharMerica Corp	55,685
7,706	*	PolyOne Corp	49,704
3,470	e*	Pozen, Inc	36,470
13,331		PPG Industries, Inc	777,464
25,744		Praxair, Inc	1,846,874
2,719	*	Prestige Brands Holdings, Inc	24,145
250,778		Procter & Gamble Co	17,476,719
3,261	e*	Progenics Pharmaceuticals, Inc	43,404
167	*	Protalix BioTherapeutics, Inc	372
4,472	e*	Questcor Pharmaceuticals, Inc	32,869
2,065	*	Quidel Corp	33,887
3,302	*	Rockwood Holdings, Inc	84,729
11,000		Rohm & Haas Co	770,000
9,617		RPM International, Inc	185,993
2,713	e*	Salix Pharmaceuticals Ltd	17,390
133,955		Schering-Plough Corp	2,474,149
2,551	e	Sciele Pharma, Inc	78,545
3,192		Scotts Miracle-Gro Co (Class A)	75,459
4,395		Sensient Technologies Corp	123,631
8,506	e*	Sepracor, Inc	155,745
8,235	e	Sherwin-Williams Co	470,713
10,702		Sigma-Aldrich Corp	560,999
7,797	*	Solutia, Inc	109,158
642		Stepan Co	35,034
1,619	e*	SurModics, Inc	50,982
1,444	e*	Targacept, Inc	8,390
2,496	e*	Tercica, Inc	22,314

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,200	e*	Theravance, Inc	$52,332
900	e*	Ulta Salon Cosmetics & Fragrance, Inc	11,952
1,951	e*	United Therapeutics Corp	205,187
570	e*	USANA Health Sciences, Inc	23,364
10,109	e*	USEC, Inc	54,690
6,363	e*	Valeant Pharmaceuticals International	130,251
7,746	e	Valspar Corp	172,658
7,076	*	VCA Antech, Inc	208,530
8,293	e*	Verasun Energy Corp	25,957
11,813	*	Vertex Pharmaceuticals, Inc	392,664
6,600	e*	Viropharma, Inc	86,592
8,076	e*	Warner Chilcott Ltd (Class A)	122,109
8,552	e*	Watson Pharmaceuticals, Inc	243,732
2,076	e	Westlake Chemical Corp	43,658
6,088	*	WR Grace & Co	92,050
109,993		Wyeth	4,063,141
2,069	e*	Xenoport, Inc	100,326
9,644	e*	XOMA Ltd	20,252
2,506	e*	Zymogenetics, Inc	16,690
		TOTAL CHEMICALS AND ALLIED PRODUCTS	108,668,198

COAL MINING - 0.26%
5,740	*	Alpha Natural Resources, Inc	295,208
11,753		Arch Coal, Inc	386,556
14,926		Consol Energy, Inc	684,954
9,945	e*	International Coal Group, Inc	62,057
1,920	e*	James River Coal Co	42,221
6,593	e	Massey Energy Co	235,173
2,110	e*	National Coal Corp	11,035
22,519		Peabody Energy Corp	1,013,355
779	*	Westmoreland Coal Co	12,308
		TOTAL COAL MINING	2,742,867

COMMUNICATIONS - 3.91%
3,573	e	Alaska Communications Systems Group, Inc	43,698
32,874	*	American Tower Corp (Class A)	1,182,478
2,386	e*	Anixter International, Inc	141,991
3,680	e*	Aruba Networks, Inc	18,878
488,821		AT&T, Inc	13,647,882
800		Atlantic Tele-Network, Inc	22,400
1,395	e*	Audiovox Corp (Class A)	13,071
3,879	e*	Brightpoint, Inc	27,929
18,171		Cablevision Systems Corp (Class A)	457,182
1,494	e*	Cbeyond Communications, Inc	21,499
5,507	*	Centennial Communications Corp (Class A)	34,364
2,950	e*	Central European Media Enterprises Ltd (Class A)	192,930
8,936		CenturyTel, Inc	327,504
37,646	e*	Charter Communications, Inc (Class A)	27,482
19,849	*	Cincinnati Bell, Inc	61,333
15,267	e,v*	Citadel Broadcasting Corp	12,519
5,505	e*	Clearwire Corp (Class A)	65,399
231,749		Comcast Corp (Class A)	4,549,233
1,895	e	Consolidated Communications Holdings, Inc	28,577
2,758	e*	Cox Radio, Inc (Class A)	29,124

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
23,120	*	Crown Castle International Corp	$669,786
1,364	e*	Crown Media Holdings, Inc (Class A)	6,861
4,317	*	CTC Media, Inc	64,755
3,320	e*	Cumulus Media, Inc (Class A)	14,143
966	e*	DG FastChannel, Inc	21,175
49,782	e*	DIRECTV Group, Inc	1,302,795
16,644	*	DISH Network Corp (Class A)	349,524
12,061		Embarq Corp	489,074
2,549	e	Entercom Communications Corp (Class A)	12,796
4,266	*	Entravision Communications Corp (Class A)	11,476
6,994	e	Fairpoint Communications, Inc	60,638
8,070	e*	FiberTower Corp	11,137
523	e	Fisher Communications, Inc	20,606
11,950	*	Foundry Networks, Inc	217,609
26,572	e	Frontier Communications Corp	305,578
3,128	*	General Communication, Inc (Class A)	28,965
1,280	*	GeoEye, Inc	28,326
3,168	e*	Global Crossing Ltd	48,027
6,441		Global Payments, Inc	288,943
1,429	e*	Globalstar, Inc	2,429
2,720	e	Gray Television, Inc	4,678
2,451	e	Hearst-Argyle Television, Inc	54,731
471	e*	Hughes Communications, Inc	17,286
7,299	*	IAC/InterActiveCorp	126,273
2,397	e	Ibasis, Inc	8,366
7,585	e*	ICO Global Communications Holdings Ltd (Class A)	8,268
3,466	e,v*	IDT Corp (Class B)	2,565
3,362	e	Iowa Telecommunications Services, Inc	62,802
1,117	*	iPCS, Inc	24,876
4,182	e*	j2 Global Communications, Inc	97,650
1,886	e*	Knology, Inc	15,220
4,301	e*	Leap Wireless International, Inc	163,868
128,552	e*	Level 3 Communications, Inc	347,090
26,909	e*	Liberty Global, Inc (Class A)	815,343
10,337	*	Liberty Media Corp - Capital (Series A)	138,309
42,276	*	Liberty Media Corp - Entertainment (Series A)	1,055,632
48,855	*	Liberty Media Holding Corp (Interactive A)	630,718
1,731	e*	Lin TV Corp (Class A)	8,932
3,498	*	Mastec, Inc	46,488
3,808	e*	Mediacom Communications Corp (Class A)	22,543
19,911	e*	MetroPCS Communications, Inc	278,555
6,087	e*	NeuStar, Inc (Class A)	121,070
1,358	e*	Neutral Tandem, Inc	25,177
1,998	e*	Nextwave Wireless, Inc	1,199
13,712	*	NII Holdings, Inc (Class B)	519,959
2,620	e*	Novatel Wireless, Inc	15,877
2,038		NTELOS Holdings Corp	54,802
2,310	e*	Orbcomm, Inc	11,388
10,136	e*	PAETEC Holding Corp	21,792
123,033	e	Qwest Communications International, Inc	397,397
3,087	*	RCN Corp	37,847
3,043	e*	SAVVIS, Inc	40,898
8,859	e*	SBA Communications Corp (Class A)	229,182
7,522		Scripps Networks Interactive (Class A)	273,124

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,530	e	Shenandoah Telecom Co	$33,767
2,967	e	Sinclair Broadcast Group, Inc (Class A)	14,954
232,879	e	Sprint Nextel Corp	1,420,562
1,659	*	Switch & Data Facilities Co, Inc	20,655
4,213	*	Syniverse Holdings, Inc	69,978
2,661	e*	TeleCommunication Systems, Inc (Class A)	18,388
8,507		Telephone & Data Systems, Inc	304,125
3,425	e*	Terremark Worldwide, Inc	23,530
4,704	e*	TerreStar Corp	4,704
12,691	e	Time Warner Cable, Inc (Class A)	307,122
7,817	e*	TiVo, Inc	57,220
1,359	*	US Cellular Corp	63,764
1,775		USA Mobility, Inc	19,525
235,711	e	Verizon Communications, Inc	7,563,966
2,100	e*	Virgin Mobile USA, Inc (Class A)	6,174
2,083	e,v*	Vonage Holdings Corp	2,083
36,639		Windstream Corp	400,831
		TOTAL COMMUNICATIONS	40,871,369

DEPOSITORY INSTITUTIONS - 7.74%
847	e	1st Source Corp	19,905
1,999	e	Abington Bancorp, Inc	20,230
2,383	e	Amcore Financial, Inc	22,043
686	e	Ameris Bancorp	10,187
529	e	Ames National Corp	13,728
1,394	e	Anchor Bancorp Wisconsin, Inc	10,246
721	e	Arrow Financial Corp	21,205
10,303	e	Associated Banc-Corp	205,545
7,399		Astoria Financial Corp	153,381
744	e	Bancfirst Corp	35,958
1,982		Banco Latinoamericano de Exportaciones S.A. (Class E)	28,580
7,231	e	Bancorpsouth, Inc	203,408
1,390	e	BancTrust Financial Group, Inc	18,237
4,203		Bank Mutual Corp	47,704
376,428		Bank of America Corp	13,174,980
4,296	e	Bank of Hawaii Corp	229,621
94,462		Bank of New York Mellon Corp	3,077,572
932	e	Bank of the Ozarks, Inc	25,164
1,731		BankFinancial Corp	25,411
932	e	Banner Corp	11,193
44,576	e	BB&T Corp	1,684,973
2,500	e*	Beneficial Mutual Bancorp, Inc	31,625
845		Berkshire Hills Bancorp, Inc	27,040
2,203	e	BOK Financial Corp	106,647
4,625	e	Boston Private Financial Holdings, Inc	40,423
4,247		Brookline Bancorp, Inc	54,319
543	e	Bryn Mawr Bank Corp	11,935
629	e	Camden National Corp	21,984
878	e	Capital City Bank Group, Inc	27,525
838	e	Capitol Bancorp Ltd	16,333
2,231		Capitol Federal Financial	98,900
2,055		Cardinal Financial Corp	16,604
1,729	e	Cascade Bancorp	15,371
416	e	Cass Information Systems, Inc	14,914

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,114	e	Cathay General Bancorp	$97,913
1,951	e	Central Pacific Financial Corp	32,796
1,721	e	Chemical Financial Corp	53,592
450,175		Citigroup, Inc	9,233,089
728	e	Citizens & Northern Corp	15,688
6,479	e	Citizens Republic Bancorp, Inc	19,955
1,074	e	City Bank	16,754
1,809	e	City Holding Co	76,430
3,388	e	City National Corp	183,968
665	e	Clifton Savings Bancorp, Inc	7,973
851	e	CoBiz, Inc	10,221
16,441	e	Colonial Bancgroup, Inc	129,226
1,281		Columbia Banking System, Inc	22,712
12,456	e	Comerica, Inc	408,432
5,823		Commerce Bancshares, Inc	270,187
2,176	e	Community Bank System, Inc	54,726
986		Community Trust Bancorp, Inc	33,918
2,522	e	Corus Bankshares, Inc	10,214
4,970		Cullen/Frost Bankers, Inc	298,200
4,509	e	CVB Financial Corp	62,675
1,770	e	Dime Community Bancshares	26,939
1,979	e*	Dollar Financial Corp	30,457
1,702	e	Downey Financial Corp	4,766
5,815	e	East West Bancorp, Inc	79,666
506	e	Enterprise Financial Services Corp	11,415
1,416	e	ESSA Bancorp, Inc	19,682
4,582	e*	Euronet Worldwide, Inc	76,657
516	e	Farmers Capital Bank Corp	13,942
41,106	e	Fifth Third Bancorp	489,161
908	e	Financial Institutions, Inc	18,169
915	e	First Bancorp	15,647
5,854	e	First Bancorp	64,745
738	e	First Bancorp, Inc	14,465
2,657	e	First Busey Corp (Class A)	48,703
531		First Citizens Bancshares, Inc (Class A)	95,049
5,866	e	First Commonwealth Financial Corp	79,015
675	e	First Community Bancshares, Inc	25,326
2,395	e	First Financial Bancorp	34,967
2,018	e	First Financial Bankshares, Inc	104,694
1,067	e	First Financial Corp	50,128
1,050	e	First Financial Holdings, Inc	27,489
1,879		First Financial Northwest, Inc	19,391
16,522	e	First Horizon National Corp	154,654
1,232	e	First Merchants Corp	28,090
4,559		First Midwest Bancorp, Inc	110,510
9,160	e	First Niagara Financial Group, Inc	144,270
990	e	First Place Financial Corp	12,722
587	e	First South Bancorp, Inc	10,137
1,227	e*	FirstFed Financial Corp	9,620
6,734		FirstMerit Corp	141,414
2,890	e	Flagstar Bancorp, Inc	8,612
1,422	e	Flushing Financial Corp	24,885
7,440	e	FNB Corp	118,891
3,542	e	Frontier Financial Corp	47,569

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
13,886	e	Fulton Financial Corp	$151,496
4,340	e	Glacier Bancorp, Inc	107,502
1,549	e	Greene County Bancshares, Inc	36,417
3,680	e*	Guaranty Bancorp	22,448
2,298	e	Hancock Holding Co	117,198
2,440	e	Hanmi Financial Corp	12,322
2,147	e	Harleysville National Corp	36,456
996	e	Heartland Financial USA, Inc	24,960
751	e	Heritage Commerce Corp	11,430
908	e	Home Bancshares, Inc	23,490
42,482		Hudson City Bancorp, Inc	783,793
28,232	e	Huntington Bancshares, Inc	225,574
1,293	e	IBERIABANK Corp	68,335
1,012	e	Independent Bank Corp	31,544
1,349	e	Integra Bank Corp	10,765
4,431		International Bancshares Corp	119,637
3,385	*	Investors Bancorp, Inc	50,944
283,022		JPMorgan Chase & Co	13,217,127
1,143	e	Kearny Financial Corp	13,990
40,744		Keycorp	486,483
1,193	e	Lakeland Bancorp, Inc	13,946
484	e	Lakeland Financial Corp	10,629
5,376	e	M&T Bank Corp	479,808
1,551	e	MainSource Financial Group, Inc	30,400
21,032	e	Marshall & Ilsley Corp	423,795
2,960		MB Financial, Inc	97,887
7,352	*	Metavante Technologies, Inc	141,600
995	e	Midwest Banc Holdings, Inc	3,980
1,730	e	Nara Bancorp, Inc	19,376
342	e	NASB Financial, Inc	11,112
64,364	e	National City Corp	112,637
6,442	e	National Penn Bancshares, Inc	94,053
2,846	e	NBT Bancorp, Inc	85,152
3,662	*	Net 1 UEPS Technologies, Inc	81,772
27,262	e	New York Community Bancorp, Inc	457,729
8,912	e	NewAlliance Bancshares, Inc	133,947
18,057		Northern Trust Corp	1,303,715
2,320	*	Northfield Bancorp, Inc	28,095
2,652	e	Northwest Bancorp, Inc	73,036
694		OceanFirst Financial Corp	12,575
5,393	e	Old National Bancorp	107,968
950	e	Old Second Bancorp, Inc	17,594
1,407	e	Oriental Financial Group, Inc	25,129
1,094	e*	Oritani Financial Corp	18,434
3,392	e	Pacific Capital Bancorp	69,027
835	e	Pacific Continental Corp	12,224
2,001	e	PacWest Bancorp	57,209
985	e	Park National Corp	76,830
683	e	Peapack Gladstone Financial Corp	22,881
404	e*	Pennsylvania Commerce Bancorp, Inc	12,043
753		Peoples Bancorp, Inc	16,393
28,285		People's United Financial, Inc	544,486
1,847	e*	Pinnacle Financial Partners, Inc	56,888
28,562		PNC Financial Services Group, Inc	2,133,581

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
24,023		Popular, Inc	$199,151
1,692	e	PrivateBancorp, Inc	70,489
3,071	e	Prosperity Bancshares, Inc	104,383
2,200	e	Provident Bankshares Corp	21,362
4,520	e	Provident Financial Services, Inc	74,625
2,942	e	Provident New York Bancorp	38,893
56,322	e	Regions Financial Corp	540,691
2,252	e	Renasant Corp	48,891
405	e	Republic Bancorp, Inc (Class A)	12,280
2,040	e	S&T Bancorp, Inc	75,133
994	e	S.Y. Bancorp, Inc	30,436
1,080	e	Sandy Spring Bancorp, Inc	23,868
501		Santander BanCorp	5,411
639		SCBT Financial Corp	24,026
930	e	Seacoast Banking Corp of Florida	9,979
702		Shore Bancshares, Inc	18,041
251	e	Sierra Bancorp	5,236
2,858	*	Signature Bank	99,687
1,157		Simmons First National Corp (Class A)	41,189
794	e	Smithtown Bancorp, Inc	17,865
5,289	e	South Financial Group, Inc	38,768
854		Southside Bancshares, Inc	21,521
763		Southwest Bancorp, Inc	13,482
36,356	e	Sovereign Bancorp, Inc	143,606
1,170	e	State Bancorp, Inc	17,433
35,061		State Street Corp	1,994,270
1,842	e	StellarOne Corp	38,074
1,269	e	Sterling Bancorp	18,350
4,840		Sterling Bancshares, Inc	50,578
4,265	e	Sterling Financial Corp	61,843
699	e	Suffolk Bancorp	27,548
926	*	Sun Bancorp, Inc	12,547
28,876	e	SunTrust Banks, Inc	1,299,131
6,918	e	Susquehanna Bancshares, Inc	135,039
2,738	e*	SVB Financial Group	158,585
22,507	e	Synovus Financial Corp	232,947
9,794	e	TCF Financial Corp	176,292
1,548	e*	Texas Capital Bancshares, Inc	32,136
9,408	e	TFS Financial Corp	117,788
549	e	Tompkins Trustco, Inc	27,725
1,667	e	TowneBank	36,674
977	e	Trico Bancshares	21,035
5,084	e	Trustco Bank Corp NY	59,534
4,119	e	Trustmark Corp	85,428
8,009	e	UCBH Holdings, Inc	51,338
2,747		UMB Financial Corp	144,272
4,445	e	Umpqua Holdings Corp	65,386
902	e	Union Bankshares Corp	21,648
3,754	e	United Bankshares, Inc	131,390
3,929	e	United Community Banks, Inc	52,112
2,248	e	United Community Financial Corp	11,240
1,443		United Financial Bancorp, Inc	21,429
296	e	United Security Bancshares	4,843
793	e	Univest Corp of Pennsylvania	29,341

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
142,442	e	US Bancorp	$5,130,761
11,288	e	Valley National Bancorp	236,597
820		ViewPoint Financial Group	14,350
7,361	e,v	W Holding Co, Inc	3,460
175,796	e	Wachovia Corp	615,286
7,609	e	Washington Federal, Inc	140,386
835		Washington Trust Bancorp, Inc	22,211
439	e*	Waterstone Financial, Inc	4,289
4,347		Webster Financial Corp	109,762
272,868		Wells Fargo & Co	10,240,736
2,313	e	WesBanco, Inc	61,572
1,363	e	West Bancorporation, Inc	17,760
1,165		West Coast Bancorp	17,079
2,382	e	Westamerica Bancorporation	137,037
1,668	e*	Western Alliance Bancorp	25,787
60,850	e	Western Union Co	1,501,170
1,692	e	Westfield Financial, Inc	17,428
5,938	e	Whitney Holding Corp	143,997
5,524	e	Wilmington Trust Corp	159,257
1,162	e	Wilshire Bancorp, Inc	14,142
1,892	e	Wintrust Financial Corp	55,530
425		WSFS Financial Corp	25,500
969	e	Yadkin Valley Financial Corp	16,434
8,805	e	Zions Bancorporation	340,754
		TOTAL DEPOSITORY INSTITUTIONS	80,927,503

EATING AND DRINKING PLACES - 0.98%
2,213	*	AFC Enterprises	16,066
2,165	e*	BJ's Restaurants, Inc	25,850
3,189	e	Bob Evans Farms, Inc	87,028
8,259	e	Brinker International, Inc	147,754
1,411	e*	Buffalo Wild Wings, Inc	56,779
6,317		Burger King Holdings, Inc	155,145
2,127	*	California Pizza Kitchen, Inc	27,374
2,103	e	CBRL Group, Inc	55,309
1,589	*	CEC Entertainment, Inc	52,755
5,222	*	Cheesecake Factory	76,346
2,645	e*	Chipotle Mexican Grill, Inc (Class A)	146,771
4,601		CKE Restaurants, Inc	48,771
11,193		Darden Restaurants, Inc	320,455
13,252	*	Denny's Corp	34,190
1,407	e	DineEquity, Inc	23,722
4,642	*	Domino's Pizza, Inc	56,354
4,542	*	Jack in the Box, Inc	95,836
4,091	e*	Krispy Kreme Doughnuts, Inc	13,500
1,218	e	Landry's Restaurants, Inc	18,940
1,692	*	Luby's, Inc	13,604
92,861		McDonald's Corp	5,729,524
1,468		O'Charleys, Inc	12,845
1,622	e*	Papa John's International, Inc	44,053
1,800	e*	PF Chang's China Bistro, Inc	42,372
1,322	e*	Red Robin Gourmet Burgers, Inc	35,430
4,035	e*	Ruby Tuesday, Inc	23,363
1,290	e*	Ruth's Chris Steak House, Inc	5,070

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,512	e*	Sonic Corp	$80,310
59,544	*	Starbucks Corp	885,419
1,868	e*	Steak N Shake Co	16,214
5,494	e*	Texas Roadhouse, Inc (Class A)	49,391
15,475		Tim Hortons, Inc	458,524
32,232	e	Wendy's/Arby's Group, Inc (Class A)	169,540
38,924		Yum! Brands, Inc	1,269,312
		TOTAL EATING AND DRINKING PLACES	10,293,916

EDUCATIONAL SERVICES - 0.16%
906	e*	American Public Education, Inc	43,742
10,361	e*	Apollo Group, Inc (Class A)	614,407
7,805	*	Career Education Corp	127,612
7,340	e*	Corinthian Colleges, Inc	110,100
4,924		DeVry, Inc	243,935
3,183	e*	ITT Educational Services, Inc	257,536
497	e*	K12, Inc	13,171
714	*	Learning Tree International, Inc	8,889
1,156		Strayer Education, Inc	231,501
2,118	e*	Universal Technical Institute, Inc	36,133
		TOTAL EDUCATIONAL SERVICES	1,687,026

ELECTRIC, GAS, AND SANITARY SERVICES - 4.16%
55,101	*	AES Corp	644,131
6,447		AGL Resources, Inc	202,307
13,680		Allegheny Energy, Inc	503,014
2,552		Allete, Inc	113,564
9,158		Alliant Energy Corp	294,979
30,094	*	Allied Waste Industries, Inc	334,344
17,280		Ameren Corp	674,438
1,330		American Ecology Corp	36,801
32,895		American Electric Power Co, Inc	1,218,102
1,414	e	American States Water Co	54,439
5,179	e	American Water Works Co, Inc	111,348
10,779		Aqua America, Inc	191,651
7,397		Atmos Energy Corp	196,908
4,561		Avista Corp	99,019
7,091	e*	Beacon Power Corp	10,282
3,153		Black Hills Corp	97,964
1,868	e	California Water Service Group	71,918
29,499	e*	Calpine Corp	383,487
1,535	*	Casella Waste Systems, Inc (Class A)	18,021
26,535		Centerpoint Energy, Inc	386,615
732		Central Vermont Public Service Corp	17,158
1,617	e	CH Energy Group, Inc	70,453
550	e	Chesapeake Utilities Corp	18,266
1,762	e*	Clean Energy Fuels Corp	24,932
1,671	*	Clean Harbors, Inc	112,876
4,925		Cleco Corp	124,356
18,450	e	CMS Energy Corp	230,072
708	e	Connecticut Water Service, Inc	20,497
22,195	e	Consolidated Edison, Inc	953,497
1,060	e	Consolidated Water Co, Inc	18,041
14,481		Constellation Energy Group, Inc	351,888

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
9,569	*	Covanta Holding Corp	$229,082
3,444	e	Crosstex Energy, Inc	85,997
47,292	e	Dominion Resources, Inc	2,023,152
9,597	e	DPL, Inc	238,006
13,418		DTE Energy Co	538,330
104,837		Duke Energy Corp	1,827,309
40,544	e*	Dynegy, Inc (Class A)	145,147
26,843		Edison International	1,071,036
57,484	e	El Paso Corp	733,496
4,511	*	El Paso Electric Co	94,731
2,823	e	Empire District Electric Co	60,271
5,960		Energen Corp	269,869
3,250	e	EnergySolutions, Inc	32,500
460		EnergySouth, Inc	28,258
300	e*	EnerNOC, Inc	3,102
15,591	e	Entergy Corp	1,387,755
53,991	e	Exelon Corp	3,380,916
24,991	e	FirstEnergy Corp	1,674,147
33,404	e	FPL Group, Inc	1,680,221
10,550		Great Plains Energy, Inc	234,443
7,258	e	Hawaiian Electric Industries, Inc	211,280
4,219	e	Idacorp, Inc	122,731
6,251	e	Integrys Energy Group, Inc	312,175
3,889	e	ITC Holdings Corp	201,334
2,156	e	Laclede Group, Inc	104,544
15,224		MDU Resources Group, Inc	441,496
1,810		MGE Energy, Inc	64,345
1,112	e	Middlesex Water Co	19,427
15,888	e*	Mirant Corp	290,591
6,641	e	National Fuel Gas Co	280,117
3,837	e	New Jersey Resources Corp	137,710
3,706	e	Nicor, Inc	164,361
22,935		NiSource, Inc	338,521
12,463		Northeast Utilities	319,676
2,153		Northwest Natural Gas Co	111,956
3,402	e	NorthWestern Corp	85,492
19,298	e*	NRG Energy, Inc	477,625
8,938		NSTAR	299,423
7,420		OGE Energy Corp	229,130
8,150		Oneok, Inc	280,360
1,400	e	Ormat Technologies, Inc	50,862
2,916	e	Otter Tail Corp	89,609
16,348		Pepco Holdings, Inc	374,533
29,582		PG&E Corp	1,107,846
1,112	e*	Pico Holdings, Inc	39,932
6,026		Piedmont Natural Gas Co, Inc	192,591
1,280	e*	Pike Electric Corp	18,854
7,948		Pinnacle West Capital Corp	273,491
6,544	e*	Plug Power, Inc	6,479
5,546		PNM Resources, Inc	56,791
5,123		Portland General Electric Co	121,210
30,529		PPL Corp	1,130,184
21,320		Progress Energy, Inc	919,532
773	m,v*	Progress Energy, Inc	8

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
41,792		Public Service Enterprise Group, Inc	$1,370,360
11,449		Puget Energy, Inc	305,688
14,065		Questar Corp	575,540
29,005	*	Reliant Energy, Inc	213,187
12,675		Republic Services, Inc	379,996
1,550	e	Resource America, Inc (Class A)	14,725
9,796		SCANA Corp	381,358
20,411		Sempra Energy	1,030,143
18,892	e	Sierra Pacific Resources	180,985
1,222	e	SJW Corp	36,623
2,516	e	South Jersey Industries, Inc	89,821
62,598		Southern Co	2,359,319
8,967		Southern Union Co	185,168
3,550		Southwest Gas Corp	107,423
1,337	e	Southwest Water Co	17,047
7,048	*	Stericycle, Inc	415,198
16,725		TECO Energy, Inc	263,084
8,836		UGI Corp	227,792
2,755		UIL Holdings Corp	94,579
3,245		Unisource Energy Corp	94,721
6,181		Vectren Corp	172,141
5,458	e*	Waste Connections, Inc	187,209
1,264	*	Waste Services, Inc	9,366
8,594	e	Westar Energy, Inc	198,006
3,922		WGL Holdings, Inc	127,269
47,820	e	Williams Cos, Inc	1,130,943
9,633		Wisconsin Energy Corp	432,522
35,477		Xcel Energy, Inc	709,185
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	43,506,750

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.10%
1,190	e*	Acme Packet, Inc	6,819
2,034	*	Actel Corp	25,384
3,364	e	Acuity Brands, Inc	140,481
7,913	*	Adaptec, Inc	25,955
9,483	e*	ADC Telecommunications, Inc	80,131
4,569	e	Adtran, Inc	89,050
6,179	e*	Advanced Analogic Technologies, Inc	28,732
3,397	e*	Advanced Battery Technologies, Inc	10,972
3,940	*	Advanced Energy Industries, Inc	53,899
52,831	e*	Advanced Micro Devices, Inc	277,363
24,520		Altera Corp	507,074
3,424	e*	American Superconductor Corp	80,704
8,596		Ametek, Inc	350,459
8,958	e*	Amkor Technology, Inc	57,062
14,361		Amphenol Corp (Class A)	576,451
5,432	e*	Anadigics, Inc	15,264
23,767		Analog Devices, Inc	626,260
72,534	*	Apple Computer, Inc	8,244,214
6,957	*	Applied Micro Circuits Corp	41,603
1,039		Applied Signal Technology, Inc	18,058
11,126	*	Arris Group, Inc	86,004
2,310	e*	Ascent Solar Technologies, Inc	14,045
4,962	e*	Atheros Communications, Inc	117,004

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
37,726	*	Atmel Corp	$127,891
2,319	*	ATMI, Inc	41,696
1,404	e*	Avanex Corp	6,571
12,258	*	Avnet, Inc	301,914
3,267	e	AVX Corp	33,291
1,330	e*	AZZ, Inc	55,022
3,879	e	Baldor Electric Co	111,754
831		Bel Fuse, Inc (Class B)	23,658
5,858	*	Benchmark Electronics, Inc	82,481
929	e*	BigBand Networks, Inc	3,428
8,171	e*	Bookham, Inc	9,233
41,599	*	Broadcom Corp (Class A)	774,989
17,686	e*	Capstone Turbine Corp	22,815
2,398	*	Ceradyne, Inc	87,911
1,682	*	Ceva, Inc	13,961
3,547	*	Checkpoint Systems, Inc	66,754
2,567	e*	China BAK Battery, Inc	9,241
2,240	e*	China Security & Surveillance Technology, Inc	31,091
6,915	e*	Ciena Corp	69,703
486,515	e*	Cisco Systems, Inc	10,975,778
1,987	e*	Comtech Telecommunications Corp	97,840
14,226		Cooper Industries Ltd (Class A)	568,329
7,476	e*	Cree, Inc	170,303
2,860		CTS Corp	36,551
1,286		Cubic Corp	31,623
12,303	*	Cypress Semiconductor Corp	64,222
2,008	e*	Diodes, Inc	37,048
4,129	*	Dolby Laboratories, Inc (Class A)	145,299
2,395	*	DSP Group, Inc	18,322
1,298	e*	DTS, Inc	36,123
13,240		Eaton Corp	743,823
3,172	e*	EchoStar Corp (Class A)	76,445
2,090	*	Electro Scientific Industries, Inc	29,720
6,031	e*	Emcore Corp	29,793
1,000	*	EMS Technologies, Inc	22,310
4,658	*	Energizer Holdings, Inc	375,202
3,727	e*	Energy Conversion Devices, Inc	217,098
2,652	*	EnerSys	52,271
9,213	e*	Evergreen Solar, Inc	50,856
2,144	e*	Exar Corp	16,423
9,427	*	Fairchild Semiconductor International, Inc	83,806
47,429	e*	Finisar Corp	47,903
3,704	*	First Solar, Inc	699,723
1,869	e	Franklin Electric Co, Inc	83,264
8,256	e*	FuelCell Energy, Inc	49,784
1,636	e*	Globecomm Systems, Inc	14,299
9,871	*	GrafTech International Ltd	149,151
1,267	e*	Greatbatch, Inc	31,092
1,500	*	GT Solar International, Inc	16,275
4,995	e	Harman International Industries, Inc	170,180
8,009	*	Harmonic, Inc	67,676
11,263		Harris Corp	520,351
1,609	e*	Harris Stratex Networks, Inc (Class A)	12,566
2,217	*	Helen of Troy Ltd	50,481

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,873	*	Hexcel Corp	$107,781
1,607	e*	Hittite Microwave Corp	53,995
60,675		Honeywell International, Inc	2,521,046
2,449	*	Hutchinson Technology, Inc	28,359
2,318	e	Imation Corp	52,364
7,637	e*	Infinera Corp	73,010
14,288	*	Integrated Device Technology, Inc	111,161
470,665		Intel Corp	8,815,555
3,553	e*	InterDigital, Inc	85,450
5,812	*	International Rectifier Corp	110,544
10,150		Intersil Corp (Class A)	168,287
1,563	*	IPG Photonics Corp	30,494
1,870	e*	iRobot Corp	27,713
1,213		IXYS Corp	11,026
5,621	e*	Jarden Corp	131,812
18,424	e*	JDS Uniphase Corp	155,867
6,433	e,v*	Kemet Corp	9,006
10,043		L-3 Communications Holdings, Inc	987,428
7,232	*	Lattice Semiconductor Corp	14,898
3,547		Lincoln Electric Holdings, Inc	228,107
18,030	e	Linear Technology Corp	552,800
1,486	*	Littelfuse, Inc	44,179
765	e*	Loral Space & Communications, Inc	11,299
1,191		LSI Industries, Inc	9,849
52,374	*	LSI Logic Corp	280,725
39,691	*	Marvell Technology Group Ltd	369,126
3,972	*	Mattson Technology, Inc	18,787
1,520	e*	Maxwell Technologies, Inc	20,277
4,190	e*	Medis Technologies Ltd	7,542
18,568	*	MEMC Electronic Materials, Inc	524,732
1,417	e*	Mercury Computer Systems, Inc	12,611
3,008		Methode Electronics, Inc	26,892
4,803		Micrel, Inc	43,563
15,120	e	Microchip Technology, Inc	444,982
61,739	e*	Micron Technology, Inc	250,043
6,422	e*	Microsemi Corp	163,632
3,670	*	Microtune, Inc	9,836
4,498	e*	Microvision, Inc	8,726
3,813	*	MIPS Technologies, Inc	13,384
10,791		Molex, Inc	242,258
2,603	*	Monolithic Power Systems, Inc	45,214
3,486	*	Moog, Inc (Class A)	149,480
184,515		Motorola, Inc	1,317,437
15,196	e*	MRV Communications, Inc	17,779
683	e*	Multi-Fineline Electronix, Inc	10,102
369	e	National Presto Industries, Inc	27,490
19,838		National Semiconductor Corp	341,412
27,750	*	NetApp, Inc	505,882
1,926	e*	Netlogic Microsystems, Inc	58,242
8,230	*	Novellus Systems, Inc	161,637
362	*	NVE Corp	10,248
44,644	*	Nvidia Corp	478,137
4,385	*	Omnivision Technologies, Inc	50,033
33,729	e*	ON Semiconductor Corp	228,008

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,582	*	Oplink Communications, Inc	$19,095
1,500	*	OpNext, Inc	6,885
922	*	OSI Systems, Inc	21,676
2,116	e	Park Electrochemical Corp	51,292
1,903	e*	Parkervision, Inc	19,030
2,505	*	Pericom Semiconductor Corp	26,302
3,034	*	Photronics, Inc	5,704
3,981		Plantronics, Inc	89,652
3,964	*	Plexus Corp	82,055
3,407	e*	PLX Technology, Inc	17,444
17,935	e*	PMC - Sierra, Inc	133,078
7,751	*	Polycom, Inc	179,281
1,790	*	Polypore International, Inc	38,503
610	*	Powell Industries, Inc	24,894
2,470	e*	Power Integrations, Inc	59,527
4,862	e*	Power-One, Inc	7,050
11,780	e*	Powerwave Technologies, Inc	46,649
11,719	*	QLogic Corp	180,004
133,525		Qualcomm, Inc	5,737,569
5,915	e*	Quantum Fuel Systems Technologies Worldwide, Inc	7,630
10,453		RadioShack Corp	180,628
8,573	e*	Rambus, Inc	110,163
1,106	e	Raven Industries, Inc	43,521
2,673	e	Regal-Beloit Corp	113,656
22,806	e*	RF Micro Devices, Inc	66,593
1,214	*	Rogers Corp	44,894
1,060	e*	Rubicon Technology, Inc	7,653
40,403	*	Sanmina-SCI Corp	56,564
2,218	e*	Seachange International, Inc	21,426
5,307	*	Semtech Corp	74,086
3,562	e*	ShoreTel, Inc	20,446
8,311	e*	Silicon Image, Inc	44,381
3,931	e*	Silicon Laboratories, Inc	120,682
6,899	*	Silicon Storage Technology, Inc	22,491
242,993	e*	Sirius XM Radio, Inc	138,506
13,334	e*	Skyworks Solutions, Inc	111,472
3,650	e*	Smart Modular Technologies WWH, Inc	10,950
10,720	e*	Spansion, Inc (Class A)	16,616
4,136	e*	Spectrum Brands, Inc	5,749
1,620	*	Standard Microsystems Corp	40,468
2,452	e*	Starent Networks Corp	31,729
1,067	e*	Stoneridge, Inc	12,004
3,292	e*	Sunpower Corp (Class A)	233,501
3,374	*	Sunpower Corp (Class B)	232,975
885	e*	Supertex, Inc	24,922
15,712	*	Sycamore Networks, Inc	50,750
3,492	*	Symmetricom, Inc	17,355
2,822	e*	Synaptics, Inc	85,281
1,629	e*	Synthesis Energy Systems, Inc	7,901
3,340		Technitrol, Inc	49,399
1,290	*	Techwell, Inc	12,165
5,350	e*	Tekelec	74,846
3,145		Teleflex, Inc	199,676
32,326	e*	Tellabs, Inc	131,243

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,976	*	Tessera Technologies, Inc	$64,968
107,292		Texas Instruments, Inc	2,306,778
4,686	*	Thomas & Betts Corp	183,082
1,005	e*	Transmeta Corp	16,291
4,543	*	Trident Microsystems, Inc	10,903
11,767	*	Triquint Semiconductor, Inc	56,364
3,103	*	TTM Technologies, Inc	30,782
39,846		Tyco Electronics Ltd	1,102,140
1,387	*	Ultra Clean Holdings	6,990
1,032	e*	Ultralife Corp	7,998
1,534	e*	Universal Display Corp	16,813
1,021	*	Universal Electronics, Inc	25,504
4,888	e*	US Geothermal, Inc	8,701
10,172	e*	Utstarcom, Inc	34,280
4,178	e*	Valence Technology, Inc	14,414
6,088	*	Varian Semiconductor Equipment Associates, Inc	152,930
2,072	*	Viasat, Inc	48,858
1,042	e	Vicor Corp	9,253
14,865	*	Vishay Intertechnology, Inc	98,406
2,071	*	Volterra Semiconductor Corp	26,364
6,148	e	Whirlpool Corp	487,475
22,865	e	Xilinx, Inc	536,184
2,235	e*	Zoltek Cos, Inc	38,241
4,035	*	Zoran Corp	32,926
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	63,803,226

ENGINEERING AND MANAGEMENT SERVICES - 1.03%
2,256	*	Accelrys, Inc	12,385
1,637	e*	Advisory Board Co	49,372
8,284	*	Aecom Technology Corp	202,461
833	*	Affymax, Inc	16,535
11,233	e*	Amylin Pharmaceuticals, Inc	227,131
5,437	e*	Ariad Pharmaceuticals, Inc	13,429
811	e	CDI Corp	18,110
6,305	*	Celera Corp	97,412
36,099	*	Celgene Corp	2,284,345
1,508	e*	China Architectural Engineering, Inc	10,692
1,477	e*	comScore, Inc	26,040
793	*	Cornell Cos, Inc	21,554
3,019		Corporate Executive Board Co	94,344
1,065	e*	CRA International, Inc	29,266
4,501	*	CV Therapeutics, Inc	48,611
4,608	e*	Dyax Corp	20,275
3,591	*	eResearch Technology, Inc	42,769
10,020	e*	Exelixis, Inc	60,922
1,038	*	Exponent, Inc	34,347
14,462	e	Fluor Corp	805,533
2,933	*	Furmanite Corp	30,327
4,980	e*	Genpact Ltd	51,742
4,410	*	Gen-Probe, Inc	233,951
1,576	*	Greenfield Online, Inc	27,422
7,859	*	Hewitt Associates, Inc (Class A)	286,382
1,944	*	Hill International, Inc	26,924
1,583	e*	Huron Consulting Group, Inc	90,199

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,232	e*	Incyte Corp	$55,325
7,363	e*	Isis Pharmaceuticals, Inc	124,361
9,877	e*	Jacobs Engineering Group, Inc	536,420
13,726		KBR, Inc	209,596
1,393	e*	Kendle International, Inc	62,281
1,072		Landauer, Inc	77,988
1,618	*	LECG Corp	13,057
6,864	e*	Lexicon Pharmaceuticals, Inc	12,218
3,005	*	Luminex Corp	75,155
1,528		MAXIMUS, Inc	56,292
1,732	e*	Maxygen, Inc	7,326
18,511	*	McDermott International, Inc	472,956
528	*	Michael Baker Corp	18,374
16,133	e	Moody's Corp	548,522
3,641	e*	Myriad Genetics, Inc	236,228
4,194	*	Navigant Consulting, Inc	83,419
3,287	*	Omnicell, Inc	43,224
26,471		Paychex, Inc	874,337
1,251	e*	PharmaNet Development Group, Inc	9,032
1,239	e*	PRG-Schultz International, Inc	11,101
12,836	e	Quest Diagnostics, Inc	663,236
4,562	*	Regeneron Pharmaceuticals, Inc	99,589
20,344	e*	Rentech, Inc	27,058
2,465	e*	Repligen Corp	11,610
3,290	*	Resources Connection, Inc	74,124
3,194	e*	Rigel Pharmaceuticals, Inc	74,580
4,398	e*	RTI Biologics, Inc	41,121
15,095	*	SAIC, Inc	305,372
2,949	e*	Sangamo Biosciences, Inc	22,707
4,958	*	Savient Pharmaceuticals, Inc	73,924
4,995	e*	Seattle Genetics, Inc	53,447
4,675	e*	Sequenom, Inc	124,449
6,678	*	Shaw Group, Inc	205,215
820	e*	Stanley, Inc	30,266
1,965	e*	Symyx Technologies, Inc	19,473
1,084	e*	Tejon Ranch Co	40,271
4,560	*	Tetra Tech, Inc	109,714
6,820	*	URS Corp	250,089
3,388	e	Watson Wyatt & Co Holdings (Class A)	168,485
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	10,784,422

FABRICATED METAL PRODUCTS - 0.55%
2,696	e*	Alliant Techsystems, Inc	253,262
791		Ameron International Corp	56,675
5,733		Aptargroup, Inc	224,218
8,024		Ball Corp	316,868
2,324	*	Chart Industries, Inc	66,373
1,254		CIRCOR International, Inc	54,461
9,223		Commercial Metals Co	155,777
3,301	*	Commercial Vehicle Group, Inc	23,470
4,354		Crane Co	129,357
13,396	*	Crown Holdings, Inc	297,525
1,300	e	Dynamic Materials Corp	30,173
3,460	*	Griffon Corp	31,209

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,051		Gulf Island Fabrication, Inc	$36,228
38,147	e	Illinois Tool Works, Inc	1,695,634
1,657		Insteel Industries, Inc	22,519
1,505	*	Ladish Co, Inc	30,476
3,177	e*	Mobile Mini, Inc	61,411
10,732	e	Mueller Water Products, Inc (Class A)	96,373
1,525	e*	NCI Building Systems, Inc	48,419
13,722	e	Parker Hannifin Corp	727,266
605	*	Park-Ohio Holdings Corp	10,824
7,860	e	Pentair, Inc	271,720
3,181		Quanex Building Products Corp	48,479
2,323		Silgan Holdings, Inc	118,682
3,558	e	Simpson Manufacturing Co, Inc	96,386
3,369	e*	Smith & Wesson Holding Corp	12,600
4,749		Snap-On, Inc	250,082
6,416		Stanley Works	267,804
1,445		Sun Hydraulics Corp	37,628
5,486	e*	Taser International, Inc	39,225
1,524	e	Valmont Industries, Inc	126,020
2,268	e	Watts Water Technologies, Inc (Class A)	62,030
		TOTAL FABRICATED METAL PRODUCTS	5,699,174

FOOD AND KINDRED PRODUCTS - 4.14%
1,640	e*	AgFeed Industries, Inc	12,956
59,092		Anheuser-Busch Cos, Inc	3,833,889
52,279	e	Archer Daniels Midland Co	1,145,433
1,626	e	B&G Foods, Inc (Class A)	11,626
717	*	Boston Beer Co, Inc (Class A)	34,050
10,173	e	Bunge Ltd	642,730
17,844		Campbell Soup Co	688,778
4,698	e*	Central Garden and Pet Co (Class A)	27,953
336	e	Coca-Cola Bottling Co Consolidated	14,670
191,056		Coca-Cola Co	10,103,041
26,717		Coca-Cola Enterprises, Inc	448,044
36,802		ConAgra Foods, Inc	716,167
14,858	*	Constellation Brands, Inc (Class A)	318,853
6,095	e	Corn Products International, Inc	196,747
7,498	*	Darling International, Inc	83,303
15,422		Del Monte Foods Co	120,292
1,310		Diamond Foods, Inc	36,719
20,600	e*	Dr Pepper Snapple Group, Inc	545,488
590	e	Farmer Bros Co	14,673
6,492	e	Flowers Foods, Inc	190,605
27,342		General Mills, Inc	1,878,942
25,797		H.J. Heinz Co	1,289,076
5,854	e*	Hansen Natural Corp	177,084
12,573	e	Hershey Co	497,136
5,891		Hormel Foods Corp	213,726
773		Imperial Sugar Co	10,466
1,061		J&J Snack Foods Corp	35,979
4,724		J.M. Smucker Co	239,460
20,319		Kellogg Co	1,139,896
121,769		Kraft Foods, Inc (Class A)	3,987,935
1,831		Lancaster Colony Corp	68,955

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,200	e	Lance, Inc	$49,918
880	e*	M&F Worldwide Corp	35,200
9,341		McCormick & Co, Inc	359,161
9,334		Molson Coors Brewing Co (Class B)	436,365
280	*	National Beverage Corp	2,484
1,517	*	Omega Protein Corp	17,840
760	e*	Peet's Coffee & Tea, Inc	21,219
930	e	Penford Corp	16,452
11,217		Pepsi Bottling Group, Inc	327,200
4,740		PepsiAmericas, Inc	98,213
130,623		PepsiCo, Inc	9,309,501
4,645	e*	Ralcorp Holdings, Inc	313,119
1,307		Reddy Ice Holdings, Inc	4,771
13,932	e	Reynolds American, Inc	677,374
1,650	e	Sanderson Farms, Inc	60,621
57,772		Sara Lee Corp	729,660
5,165	e*	Smart Balance, Inc	33,882
9,297	e*	Smithfield Foods, Inc	147,636
1,949	e	Tootsie Roll Industries, Inc	56,346
2,537	e*	TreeHouse Foods, Inc	75,349
22,329		Tyson Foods, Inc (Class A)	266,608
19,483		Wrigley (Wm.) Jr Co	1,546,950
		TOTAL FOOD AND KINDRED PRODUCTS	43,310,541

FOOD STORES - 0.32%
105	e	Arden Group, Inc (Class A)	15,290
2,503	e*	Great Atlantic & Pacific Tea Co, Inc	27,083
1,053		Ingles Markets, Inc (Class A)	24,040
54,359	e	Kroger Co	1,493,785
2,089	e*	Panera Bread Co (Class A)	106,330
1,523	e*	Pantry, Inc	32,272
3,413	e	Ruddick Corp	110,752
36,328	e	Safeway, Inc	861,700
17,589		Supervalu, Inc	381,681
250		Village Super Market (Class A)	11,918
986	e	Weis Markets, Inc	35,506
11,340	e	Whole Foods Market, Inc	227,140
4,390	e*	Winn-Dixie Stores, Inc	61,021
		TOTAL FOOD STORES	3,388,518

FORESTRY - 0.13%
6,377	e	Rayonier, Inc	301,951
17,296	e	Weyerhaeuser Co	1,047,792
		TOTAL FORESTRY	1,349,743

FURNITURE AND FIXTURES - 0.29%
2,218	e	Ethan Allen Interiors, Inc	62,148
4,524	e	Furniture Brands International, Inc	47,592
4,756	e	Herman Miller, Inc	116,379
5,475	e	Hill-Rom Holdings, Inc	165,947
3,718	e	HNI Corp	94,214
472	e	Hooker Furniture Corp	8,378
3,905		Interface, Inc (Class A)	44,400
48,441	e	Johnson Controls, Inc	1,469,216

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,541	e	Kimball International, Inc (Class B)	$16,643
5,218	e	La-Z-Boy, Inc	48,632
13,454	e	Leggett & Platt, Inc	293,163
29,615	e	Masco Corp	531,293
3,423	e	Sealy Corp	22,113
6,929	e	Tempur-Pedic International, Inc	81,485
		TOTAL FURNITURE AND FIXTURES	3,001,603

FURNITURE AND HOME FURNISHINGS STORES - 0.17%
21,727	*	Bed Bath & Beyond, Inc	682,445
16,564	e,v	Circuit City Stores, Inc	12,423
13,628	*	GameStop Corp (Class A)	466,214
1,389	e	Haverty Furniture Cos, Inc	15,890
1,025	e*	hhgregg, Inc	9,994
3,714		Knoll, Inc	56,156
4,429	e*	Mohawk Industries, Inc	298,470
9,172	e*	Pier 1 Imports, Inc	37,880
6,161	e	Steelcase, Inc (Class A)	66,231
1,646	*	Tuesday Morning Corp	6,798
7,585	e	Williams-Sonoma, Inc	122,725
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,775,226

GENERAL BUILDING CONTRACTORS - 0.22%
200	e*	Amrep Corp	8,482
788	e*	Avatar Holdings, Inc	26,004
2,570	e*	Beazer Homes USA, Inc	15,369
1,171	e	Brookfield Homes Corp	16,816
519	*	Cavco Industries, Inc	18,762
10,120		Centex Corp	163,944
25,314	e	DR Horton, Inc	329,588
5,360	e*	Hovnanian Enterprises, Inc (Class A)	42,826
6,413	e	KB Home	126,208
11,099	e	Lennar Corp (Class A)	168,594
1,170	e	M/I Homes, Inc	26,653
2,384		McGrath RentCorp	68,707
2,585	e	MDC Holdings, Inc	94,585
2,489	*	Meritage Homes Corp	61,478
322	e*	NVR, Inc	184,184
984	e*	Palm Harbor Homes, Inc	9,751
2,491	*	Perini Corp	64,243
16,879	e	Pulte Homes, Inc	235,800
3,725	e	Ryland Group, Inc	98,787
11,831	e*	Standard-Pacific Corp	58,090
1,518	e*	Team, Inc	54,830
10,450	e*	Toll Brothers, Inc	263,653
4,468		Walter Industries, Inc	212,007
		TOTAL GENERAL BUILDING CONTRACTORS	2,349,361

GENERAL MERCHANDISE STORES - 1.90%
5,099	e*	99 Cents Only Stores	55,936
6,684	e*	Big Lots, Inc	186,016
4,921	e*	BJ's Wholesale Club, Inc	191,230
4,078		Casey's General Stores, Inc	123,033
1,678	e*	Conn's, Inc	31,395

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
35,453		Costco Wholesale Corp	$2,301,963
4,799	e	Dillard's, Inc (Class A)	56,628
10,966		Family Dollar Stores, Inc	259,894
2,660	e	Fred's, Inc (Class A)	37,825
17,979		JC Penney Co, Inc	599,420
34,478		Macy's, Inc	619,915
3,983	e*	Retail Ventures, Inc	15,534
11,302	e*	Saks, Inc	104,544
1,431	e	Stein Mart, Inc	5,595
64,890	e	Target Corp	3,182,855
34,768		TJX Cos, Inc	1,061,119
184,610	e	Wal-Mart Stores, Inc	11,056,293
		TOTAL GENERAL MERCHANDISE STORES	19,889,195

HEALTH SERVICES - 1.29%
1,564	e*	Alliance Imaging, Inc	16,062
520	*	Almost Family, Inc	20,566
2,327	e*	Amedisys, Inc	113,255
13,321		AmerisourceBergen Corp	501,536
2,963	*	Amsurg Corp	75,468
3,983	*	Apria Healthcare Group, Inc	72,650
4,413	*	Assisted Living Concepts, Inc (A Shares)	28,111
839	*	Bio-Reference Labs, Inc	24,247
2,989	e	Brookdale Senior Living, Inc	65,728
23,212		Cigna Corp	788,744
7,827	e*	Community Health Systems, Inc	229,409
498	*	Corvel Corp	14,248
5,150	e*	Covance, Inc	455,312
12,584	*	Coventry Health Care, Inc	409,609
2,028	e*	Cross Country Healthcare, Inc	33,036
1,679	*	CryoLife, Inc	22,028
8,572	*	DaVita, Inc	488,690
4,668	e*	Edwards Lifesciences Corp	269,624
2,015	e*	eHealth, Inc	32,240
1,620	e*	Emeritus Corp	40,338
1,710	*	Enzo Biochem, Inc	18,776
17,205	e*	Express Scripts, Inc	1,270,073
2,564	e*	Five Star Quality Care, Inc	9,615
1,154	e*	Genomic Health, Inc	26,138
400	*	Genoptix, Inc	13,068
2,089	*	Gentiva Health Services, Inc	56,278
20,827	*	Health Management Associates, Inc (Class A)	86,640
6,590	*	Healthsouth Corp	121,454
3,399	e*	Healthways, Inc	54,826
15,671	*	Immunomedics, Inc	27,894
2,207	e*	Kindred Healthcare, Inc	60,847
9,105	e*	Laboratory Corp of America Holdings	632,797
1,568	*	LHC Group, Inc	44,657
723	e*	Life Sciences Research, Inc	25,305
4,530	e*	LifePoint Hospitals, Inc	145,594
6,009	e*	Lincare Holdings, Inc	180,811
3,322	*	Magellan Health Services, Inc	136,401
22,692	e	McKesson Corp	1,221,057
1,465	e*	Medcath Corp	26,253

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
41,873	*	Medco Health Solutions, Inc	$1,884,285
692	e	National Healthcare Corp	32,607
9,367	e*	Nektar Therapeutics	33,628
1,558	e*	Nighthawk Radiology Holdings, Inc	11,249
2,530	*	Odyssey HealthCare, Inc	25,680
8,711		Omnicare, Inc	250,615
3,673	*	Pediatrix Medical Group, Inc	198,048
8,725		Pharmaceutical Product Development, Inc	360,779
4,494	e*	Psychiatric Solutions, Inc	170,547
1,135	*	RehabCare Group, Inc	20,544
1,633	*	Skilled Healthcare Group, Inc (Class A)	25,948
2,010	e*	Stereotaxis, Inc	12,160
4,820	*	Sun Healthcare Group, Inc	70,661
3,447	e*	Sunrise Senior Living, Inc	47,534
40,106	e*	Tenet Healthcare Corp	222,588
3,696		Universal Health Services, Inc (Class B)	207,087
959	*	US Physical Therapy, Inc	16,648
43,168	*	WellPoint, Inc	2,018,967
		TOTAL HEALTH SERVICES	13,468,960

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.06%
990	e*	Comverge, Inc	4,554
11,794	*	Foster Wheeler Ltd	425,881
2,564	e	Granite Construction, Inc	91,842
3,510	e	Great Lakes Dredge & Dock Corp	22,148
1,309	*	LB Foster Co (Class A)	39,820
2,299	*	Matrix Service Co	43,911
1,775	e*	Orion Marine Group, Inc	18,620
959	*	Sterling Construction Co, Inc	15,536
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	662,312

HOLDING AND OTHER INVESTMENT OFFICES - 2.54%
3,304	e	Acadia Realty Trust	83,525
3,354	*	Affiliated Managers Group, Inc	277,879
783		Agree Realty Corp	22,394
209	e	Alexander's, Inc	83,600
2,566	e	Alexandria Real Estate Equities, Inc	288,675
14,918	e	Allied Capital Corp	161,114
8,028	e	AMB Property Corp	363,668
3,260		American Campus Communities, Inc	110,449
793	e	American Capital Agency Corp	13,735
43,931		Annaly Mortgage Management, Inc	590,872
7,625	e	Anthracite Capital, Inc	40,870
6,317		Anworth Mortgage Asset Corp	37,397
7,953	e	Apartment Investment & Management Co (Class A)	278,514
11,634	e	Apollo Investment Corp	198,360
2,143	e	Arbor Realty Trust, Inc	21,430
9,778	e	Ashford Hospitality Trust, Inc	39,601
1,112		Associated Estates Realty Corp	14,489
6,303	e	AvalonBay Communities, Inc	620,341
5,567		BioMed Realty Trust, Inc	147,247
9,799	e	Boston Properties, Inc	917,774
7,149		Brandywine Realty Trust	114,598
4,281	e	BRE Properties, Inc (Class A)	209,769

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,341	e	Camden Property Trust	$199,078
3,652	e	Capital Lease Funding, Inc	28,960
190		Capital Southwest Corp	26,990
2,273	e	Capital Trust, Inc (Class A)	35,232
4,370		Capstead Mortgage Corp	47,852
1,102	e	Care Investment Trust, Inc	12,651
5,417	e	CBL & Associates Properties, Inc	108,773
4,677		Cedar Shopping Centers, Inc	61,830
484	e	Cherokee, Inc	10,638
4,578	e	Colonial Properties Trust	85,563
3,280	e	Corporate Office Properties Trust	132,348
3,808		Cousins Properties, Inc	96,076
1,507	e	Danvers Bancorp, Inc	19,214
14,062	e	DCT Industrial Trust, Inc	105,324
9,984		Developers Diversified Realty Corp	316,393
7,774		DiamondRock Hospitality Co	70,743
6,046	e	Digital Realty Trust, Inc	285,674
9,933		Douglas Emmett, Inc	229,154
12,004		Duke Realty Corp	295,058
2,183		EastGroup Properties, Inc	105,963
1,434		Education Realty Trust, Inc	15,889
2,515	e	Entertainment Properties Trust	137,621
1,768	e	Equity Lifestyle Properties, Inc	93,757
2,960	e	Equity One, Inc	60,650
22,043	e	Equity Residential	978,930
2,054	e	Essex Property Trust, Inc	243,050
6,492	e	Extra Space Storage, Inc	99,717
4,880	e	Federal Realty Investment Trust	417,728
4,582		FelCor Lodging Trust, Inc	32,807
3,613	e	First Industrial Realty Trust, Inc	103,621
1,992		First Potomac Realty Trust	34,242
4,433		Franklin Street Properties Corp	57,629
13,411	e*	Friedman Billings Ramsey Group, Inc (Class A)	26,822
18,552	e	General Growth Properties, Inc	280,135
1,384	e	Getty Realty Corp	30,683
1,731	e	Gladstone Capital Corp	26,380
4,326	e	Glimcher Realty Trust	45,163
5,293	e	Gramercy Capital Corp	13,709
1,908	*	Harris & Harris Group, Inc	12,173
946		Hatteras Financial Corp	21,947
20,796	e	HCP, Inc	834,544
7,207		Health Care REIT, Inc	383,629
4,064	e	Healthcare Realty Trust, Inc	118,466
4,843		Hersha Hospitality Trust	36,032
4,678		Highwoods Properties, Inc	166,350
4,346	*	Hilltop Holdings, Inc	44,851
2,792		Home Properties, Inc	161,796
7,761		Hospitality Properties Trust	159,256
41,853	e	Host Marriott Corp	556,226
18,206		HRPT Properties Trust	125,439
5,374	e	Inland Real Estate Corp	84,318
4,674		Investors Real Estate Trust	52,302
27,804	e	iShares Russell 3000 Index Fund	1,912,637
11,335	e	iStar Financial, Inc	29,471

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,424	e	JER Investors Trust, Inc	$16,504
2,688	e	Kilroy Realty Corp	128,460
17,383	e	Kimco Realty Corp	642,128
2,360	e	Kite Realty Group Trust	25,960
3,808	e	LaSalle Hotel Properties	88,803
4,865	e	Lexington Corporate Properties Trust	83,775
7,376		Liberty Property Trust	277,706
1,903		LTC Properties, Inc	55,796
5,944	e	Macerich Co	378,336
5,231		Mack-Cali Realty Corp	177,174
4,268	e	Maguire Properties, Inc	25,437
6,395	e	Medical Properties Trust, Inc	72,583
4,180	*	Meruelo Maddux Properties, Inc	5,100
16,332		MFA Mortgage Investments, Inc	106,158
2,242	e	Mid-America Apartment Communities, Inc	110,172
1,462	e	Mission West Properties, Inc	14,240
2,017		MVC Capital, Inc	30,759
1,805		National Health Investors, Inc	61,695
6,442		National Retail Properties, Inc	154,286
7,697		Nationwide Health Properties, Inc	276,938
4,618	e	Newcastle Investment Corp	29,324
5,372	e	NorthStar Realty Finance Corp	41,633
5,632		Omega Healthcare Investors, Inc	110,725
626		One Liberty Properties, Inc	11,061
1,053	e	Parkway Properties, Inc	39,867
2,893	e	Pennsylvania Real Estate Investment Trust	54,533
14,005	e	Plum Creek Timber Co, Inc	698,289
3,291	e	Post Properties, Inc	92,049
3,023		Potlatch Corp	140,237
21,711	e	Prologis	896,013
1,446	e	Prospect Capital Corp	18,523
1,279		PS Business Parks, Inc	73,670
10,232	e	Public Storage, Inc	1,013,070
6,897	e	RAIT Investment Trust	37,865
1,853		Ramco-Gershenson Properties	41,544
7,952	e	Realty Income Corp	203,571
2,587		Redwood Trust, Inc	56,216
5,566	e	Regency Centers Corp	371,197
2,220	e	Resource Capital Corp	13,453
1,224		Saul Centers, Inc	61,861
7,767	e	Senior Housing Properties Trust	185,088
18,555	e	Simon Property Group, Inc	1,799,835
4,838	e	SL Green Realty Corp	313,502
1,893	e	Sovran Self Storage, Inc	84,598
6,370	e	Strategic Hotels & Resorts, Inc	48,094
1,120	e	Sun Communities, Inc	22,187
4,955	e	Sunstone Hotel Investors, Inc	66,893
2,345	e	Tanger Factory Outlet Centers, Inc	102,688
4,320	e	Taubman Centers, Inc	216,000
10,437	e	UDR, Inc	272,928
1,002		Universal Health Realty Income Trust	38,978
1,403		Urstadt Biddle Properties, Inc (Class A)	26,306
4,028		U-Store-It Trust	49,424
10,619	e	Ventas, Inc	524,791

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
23,519	e	Virgin Media, Inc	$185,800
11,076		Vornado Realty Trust	1,007,362
5,361		WABCO Holdings, Inc	190,530
3,821		Washington Real Estate Investment Trust	139,963
6,201	e	Weingarten Realty Investors	221,190
2,750		Winthrop Realty Trust	10,725
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	26,551,378

HOTELS AND OTHER LODGING PLACES - 0.27%
1,830	e	Ameristar Casinos, Inc	25,968
5,191	e*	Bluegreen Corp	35,870
4,639	e	Boyd Gaming Corp	43,421
2,890	e	Choice Hotels International, Inc	78,319
3,556	e*	Gaylord Entertainment Co	104,440
3,859	e*	Great Wolf Resorts, Inc	14,124
2,506	e*	Isle of Capri Casinos, Inc	22,604
8,416	e*	Las Vegas Sands Corp	303,902
1,580	*	Lodgian, Inc	12,324
1,423		Marcus Corp	22,882
24,570		Marriott International, Inc (Class A)	641,031
9,749	e*	MGM Mirage	277,846
610	e*	Monarch Casino & Resort, Inc	6,948
2,408	e*	Morgans Hotel Group Co	26,271
3,851	e	Orient-Express Hotels Ltd (Class A)	92,925
1,237	*	Riviera Holdings Corp	9,092
15,352		Starwood Hotels & Resorts Worldwide, Inc	432,005
2,726	e*	Vail Resorts, Inc	95,274
14,159		Wyndham Worldwide Corp	222,438
4,590	e	Wynn Resorts Ltd	374,727
		TOTAL HOTELS AND OTHER LODGING PLACES	2,842,411

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.78%
2,175	*	3PAR, Inc	14,029
786		Aaon, Inc	14,297
4,348	e	Actuant Corp (Class A)	109,744
7,634	*	AGCO Corp	325,285
511		Alamo Group, Inc	8,713
2,626	e	Albany International Corp (Class A)	71,769
3,000	e*	Allis-Chalmers Energy, Inc	37,950
1,860	*	Altra Holdings, Inc	27,454
496		Ampco-Pittsburgh Corp	12,846
111,311		Applied Materials, Inc	1,684,135
1,755	e*	Astec Industries, Inc	54,107
6,675	*	Asyst Technologies, Inc	16,020
2,017	e*	AuthenTec, Inc	4,337
10,189	*	Axcelis Technologies, Inc	17,321
4,993	e	Black & Decker Corp	303,325
1,195		Black Box Corp	41,263
3,167	*	Blount International, Inc	35,249
718	e*	Bolt Technology Corp	10,389
5,102	e	Briggs & Stratton Corp	82,550
29,510	*	Brocade Communications Systems, Inc	171,748
5,560	*	Brooks Automation, Inc	46,482
6,114		Bucyrus International, Inc (Class A)	273,174

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,163	e	Carlisle Cos, Inc	$154,735
1,107	e	Cascade Corp	48,498
49,921	e	Caterpillar, Inc	2,975,292
6,306	*	Cirrus Logic, Inc	34,368
1,741	e*	Colfax Corp	29,092
1,964	*	Columbus McKinnon Corp	46,291
6,439	*	Cray, Inc	33,354
16,752		Cummins, Inc	732,397
3,745		Curtiss-Wright Corp	170,210
2,621	e*	Cymer, Inc	66,390
35,730		Deere & Co	1,768,635
149,455	*	Dell, Inc	2,463,018
5,384		Diebold, Inc	178,264
6,607		Donaldson Co, Inc	276,899
15,565		Dover Corp	631,161
6,855	*	Dresser-Rand Group, Inc	215,727
2,530	e*	Dril-Quip, Inc	109,777
5,230	*	Electronics for Imaging, Inc	72,854
169,633	e*	EMC Corp	2,028,811
6,226	*	Emulex Corp	66,431
2,933	e*	Ener1, Inc	22,907
1,100	*	Energy Recovery, Inc	10,549
2,000	*	ENGlobal Corp	26,540
2,025	e*	EnPro Industries, Inc	75,249
9,368	*	Entegris, Inc	45,341
7,219	e*	Extreme Networks, Inc	24,328
2,526	e*	Flotek Industries, Inc	27,786
2,741	e*	Flow International Corp	13,924
4,694		Flowserve Corp	416,686
10,486	*	FMC Technologies, Inc	488,123
2,364	e*	Fuel Tech, Inc	42,765
4,508	*	Gardner Denver, Inc	156,518
647	e*	Gehl Co	19,041
819,699		General Electric Co	20,902,325
1,186	e	Gorman-Rupp Co	44,736
5,188	e	Graco, Inc	184,745
413		Graham Corp	22,343
201,434		Hewlett-Packard Co	9,314,308
397	*	Hurco Cos, Inc	11,739
6,473		IDEX Corp	200,792
4,169	e*	Immersion Corp	24,264
25,414		Ingersoll-Rand Co Ltd (Class A)	792,154
5,014	*	Intermec, Inc	98,475
113,043		International Business Machines Corp	13,221,509
25,328		International Game Technology	435,135
2,352	e*	Intevac, Inc	25,025
3,240	e*	Isilon Systems, Inc	14,288
14,719		ITT Industries, Inc	818,524
17,110		Jabil Circuit, Inc	163,229
2,264	e*	John Bean Technologies Corp	28,662
8,912		Joy Global, Inc	402,288
921	*	Kadant, Inc	20,971
2,263	e	Kaydon Corp	101,971
6,448		Kennametal, Inc	174,870

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
463	*	Key Technology, Inc	$10,973
7,186	e*	Kulicke & Soffa Industries, Inc	32,409
10,520	e*	Lam Research Corp	331,275
4,105		Lennox International, Inc	136,573
7,546	e*	Lexmark International, Inc (Class A)	245,773
1,092	e	Lindsay Manufacturing Co	79,443
1,312		Lufkin Industries, Inc	104,107
10,316	e	Manitowoc Co, Inc	160,414
1,232	e	Met-Pro Corp	17,975
6,470	*	Micros Systems, Inc	172,490
1,396	e*	Middleby Corp	75,817
2,202		Modine Manufacturing Co	31,885
407		Nacco Industries, Inc (Class A)	38,470
1,747	e*	NATCO Group, Inc (Class A)	70,194
976	*	Natural Gas Services Group, Inc	17,051
3,243	e*	Netezza Corp	34,408
4,039	*	Netgear, Inc	60,585
1,284		NN, Inc	16,499
2,745	e	Nordson Corp	134,807
4,103	*	Oil States International, Inc	145,041
9,925		Pall Corp	341,321
8,366	e	Palm, Inc	49,945
1,042	e*	PMFG, Inc	15,099
11,592	e,v*	Quantum Corp	12,519
2,563	*	Rackable Systems, Inc	25,143
2,125	*	RBC Bearings, Inc	71,591
749	*	Rimage Corp	10,456
4,575	e*	Riverbed Technology, Inc	57,279
2,484		Robbins & Myers, Inc	76,830
12,004		Rockwell Automation, Inc	448,229
8,149	e*	Safeguard Scientifics, Inc	10,186
18,479	e*	SanDisk Corp	361,264
801		Sauer-Danfoss, Inc	19,777
1,906	e*	Scansource, Inc	54,874
5,336	e*	Scientific Games Corp (Class A)	122,835
2,131	m,v*	Seagate Technology	-
39,625		Seagate Technology, Inc	480,255
861	e*	Semitool, Inc	7,043
2,487	e*	Sigma Designs, Inc	35,365
4,279		SPX Corp	329,483
908		Standex International Corp	25,197
2,311	e*	STEC, Inc	17,795
1,852	e*	Super Micro Computer, Inc	16,687
1,020	*	T-3 Energy Services, Inc	37,862
1,238	*	Tecumseh Products Co (Class A)	31,000
1,792	e	Tennant Co	61,394
14,739	*	Teradata Corp	287,411
8,261	*	Terex Corp	252,126
1,120	e*	Thermadyne Holdings Corp	18,670
6,774		Timken Co	192,043
3,187	e	Toro Co	131,623
3,559	*	TurboChef Technologies, Inc	21,888
668		Twin Disc, Inc	9,192
1,844	e*	Ultratech, Inc	22,312

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
10,346	*	Varian Medical Systems, Inc	$591,067
5,573	*	VeriFone Holdings, Inc	92,177
1,876	e	Watsco, Inc	94,325
18,315	*	Western Digital Corp	390,476
4,818		Woodward Governor Co	169,931
5,840	*	Zebra Technologies Corp (Class A)	162,644
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	70,908,004

INSTRUMENTS AND RELATED PRODUCTS - 5.49%
2,308	e*	Abaxis, Inc	45,468
2,477	e*	Abiomed, Inc	43,967
3,015	e*	Accuray, Inc	24,331
4,345	e*	Advanced Medical Optics, Inc	77,254
5,423	e*	Affymetrix, Inc	41,974
30,528	e*	Agilent Technologies, Inc	905,460
5,548	e*	Align Technology, Inc	60,085
24,974		Allergan, Inc	1,286,161
5,289	e*	American Medical Systems Holdings, Inc	93,933
911	e	American Science & Engineering, Inc	54,414
1,240		Analogic Corp	61,702
1,598	*	Anaren, Inc	16,220
2,859	*	Angiodynamics, Inc	45,172
13,665		Applied Biosystems, Inc	468,026
929	*	Argon ST, Inc	21,822
1,986	e*	Arthrocare Corp	55,052
118	e	Atrion Corp	12,158
711	*	Axsys Technologies, Inc	41,906
1,270	e	Badger Meter, Inc	59,627
8,157		Bard (C.R.), Inc	773,855
51,283		Baxter International, Inc	3,365,703
5,147		Beckman Coulter, Inc	365,386
20,347		Becton Dickinson & Co	1,633,050
1,659	*	Bio-Rad Laboratories, Inc (Class A)	164,440
122,032	*	Boston Scientific Corp	1,497,333
4,735	*	Bruker BioSciences Corp	63,118
4,004	e*	Caliper Life Sciences, Inc	11,211
845	e*	Cantel Medical Corp	8,129
1,607	*	Cardiac Science Corp	16,649
5,138	e*	Cepheid, Inc	71,059
1,949	*	Coherent, Inc	69,287
1,401	e	Cohu, Inc	22,164
2,009	e*	Conmed Corp	64,288
3,717	e	Cooper Cos, Inc	129,203
40,963	e	Covidien Ltd	2,202,171
1,933	e*	Cyberonics, Inc	32,861
565	e*	Cynosure, Inc (Class A)	10,136
21,398	e	Danaher Corp	1,485,021
993		Datascope Corp	51,269
12,415		Dentsply International, Inc	466,059
4,081	e*	Depomed, Inc	14,896
2,127	*	DexCom, Inc	13,166
1,785	*	Dionex Corp	113,437
3,392		DRS Technologies, Inc	260,336
294	*	DXP Enterprises, Inc	15,673

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
890	e*	Eagle Test Systems, Inc	$13,626
23,131	e	Eastman Kodak Co	355,755
64,395		Emerson Electric Co	2,626,672
2,297	*	ESCO Technologies, Inc	110,646
2,397	*	Esterline Technologies Corp	94,897
5,760	e*	ev3, Inc	57,830
558	*	Exactech, Inc	12,410
1,932	e*	FARO Technologies, Inc	39,355
2,562	e*	FEI Co	61,001
900	e*	FGX International Holdings Ltd	9,963
11,224	e*	Flir Systems, Inc	431,226
3,441	e*	Formfactor, Inc	59,942
3,552	*	Fossil, Inc	100,273
10,485	e	Garmin Ltd	355,861
2,109	*	Haemonetics Corp	130,167
1,863	*	Hanger Orthopedic Group, Inc	32,509
1,104	*	Herley Industries, Inc	18,878
5,475		Hillenbrand, Inc	110,376
20,648	*	Hologic, Inc	399,126
803	e*	ICU Medical, Inc	24,419
1,409	e*	I-Flow Corp	13,118
2,308	*	II-VI, Inc	89,227
9,278	*	Illumina, Inc	376,037
1,070	e*	Insulet Corp	14,894
1,647	e*	Integra LifeSciences Holdings Corp	72,517
3,156	*	Intuitive Surgical, Inc	760,533
2,614	e	Invacare Corp	63,102
6,650	*	ION Geophysical Corp	94,364
1,475	*	IRIS International, Inc	26,403
2,788	e*	Itron, Inc	246,822
2,349	*	Ixia	17,312
231,764		Johnson & Johnson	16,056,610
730	e*	Kensey Nash Corp	22,966
13,912	e	Kla-Tencor Corp	440,315
5,751	*	Kopin Corp	17,943
194	e*	K-Tron International, Inc	24,993
5,337	e*	L-1 Identity Solutions, Inc	81,549
992	e*	LaBarge, Inc	14,940
5,167	e*	LTX-Credence Corp	8,991
1,386	*	Lydall, Inc	13,347
3,760	*	Masimo Corp	139,872
708	*	Measurement Specialties, Inc	12,348
911	*	Medical Action Industries, Inc	11,961
92,331	e	Medtronic, Inc	4,625,783
3,404	e	Mentor Corp	81,219
1,974	*	Merit Medical Systems, Inc	37,052
2,916	*	Mettler-Toledo International, Inc	285,768
1,111	e*	Micrus Endovascular Corp	15,498
4,373	e*	Millipore Corp	300,862
2,677	e	Mine Safety Appliances Co	102,047
3,655	*	MKS Instruments, Inc	72,771
1,160		Movado Group, Inc	25,926
1,493		MTS Systems Corp	62,855
4,744		National Instruments Corp	142,557

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,272	e*	Natus Medical, Inc	$51,484
1,198	e*	Neogen Corp	33,760
3,159	*	Newport Corp	34,054
3,172	e*	NuVasive, Inc	156,475
1,473	e*	NxStage Medical, Inc	6,216
1,201	e*	Orthofix International NV	22,375
5,253	*	Orthovita, Inc	13,658
258	e*	OYO Geospace Corp	10,134
1,095	e*	Palomar Medical Technologies, Inc	14,739
9,704		PerkinElmer, Inc	242,309
1,407	*	Photon Dynamics Inc	21,597
17,131		Pitney Bowes, Inc	569,777
6,206	e*	Resmed, Inc	266,858
13,144		Rockwell Collins, Inc	632,095
2,234	*	Rofin-Sinar Technologies, Inc	68,383
7,301	e	Roper Industries, Inc	415,865
1,888	e*	Rudolph Technologies, Inc	15,821
6,894	e*	Sirf Technology Holdings, Inc	10,272
1,128	e*	Sirona Dental Systems, Inc	26,260
1,023	*	Somanetics Corp	22,373
1,326	e*	Sonic Solutions, Inc	5,834
1,231	e*	SonoSite, Inc	38,653
2,046	e*	Spectranetics Corp	9,473
28,100	e*	St. Jude Medical, Inc	1,222,069
4,809		STERIS Corp	180,722
25,017		Stryker Corp	1,558,559
3,638	*	Symmetry Medical, Inc	67,521
1,050	*	Synovis Life Technologies, Inc	19,761
3,374	*	Techne Corp	243,333
2,964	*	Teledyne Technologies, Inc	169,422
13,384	*	Teradyne, Inc	104,529
34,228	*	Thermo Electron Corp	1,882,540
5,078	e*	Thoratec Corp	133,298
1,033	e*	Trans1, Inc	10,216
9,984	e*	Trimble Navigation Ltd	258,186
2,586	*	Varian, Inc	110,939
2,601	e*	Veeco Instruments, Inc	38,521
1,742	e*	Vital Images, Inc	26,130
832		Vital Signs, Inc	61,485
6,603	e*	Vivus, Inc	52,428
1,050	*	Vnus Medical Technologies, Inc	21,976
3,892	*	Volcano Corp	67,293
8,210	*	Waters Corp	477,658
2,962	*	Wright Medical Group, Inc	90,163
75,169		Xerox Corp	866,699
18,903	*	Zimmer Holdings, Inc	1,220,378
2,044	e*	Zoll Medical Corp	66,880
1,229	*	Zygo Corp	15,461
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	57,406,698

INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%
22,985		AON Corp	1,033,406
9,463		Brown & Brown, Inc	204,590
1,201	e*	Crawford & Co (Class B)	18,255

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,414	e	Gallagher (Arthur J.) & Co	$190,243
25,741		Hartford Financial Services Group, Inc	1,055,124
2,857	e	Hilb Rogal & Hobbs Co	133,536
491	e	Life Partners Holdings, Inc	17,661
41,995		Marsh & McLennan Cos, Inc	1,333,761
2,733	e	National Financial Partners Corp	40,995
1,801	*	United America Indemnity Ltd (Class A)	25,628
754		White Mountains Insurance Group Ltd	354,192
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,407,391

INSURANCE CARRIERS - 3.40%
40,148		Aetna, Inc	1,449,744
39,098		Aflac, Inc	2,297,008
419	*	Alleghany Corp	152,935
4,126		Allied World Assurance Holdings Ltd	146,556
45,063		Allstate Corp	2,078,306
20,681	e	Ambac Financial Group, Inc	48,187
3,771		American Equity Investment Life Holding Co	28,283
6,425		American Financial Group, Inc	189,538
190,265	e	American International Group, Inc	633,582
1,288		American National Insurance Co	111,193
1,012		American Physicians Capital, Inc	42,838
850	*	American Safety Insurance Holdings Ltd	12,844
4,365	*	AMERIGROUP Corp	110,173
1,343	*	Amerisafe, Inc	24,443
1,831	e	Amtrust Financial Services, Inc	24,883
4,136	*	Arch Capital Group Ltd	302,052
2,387	*	Argo Group International Holdings Ltd	87,961
7,088		Aspen Insurance Holdings Ltd	194,920
9,669		Assurant, Inc	531,795
5,095	e	Assured Guaranty Ltd	82,845
12,255		Axis Capital Holdings Ltd	388,606
711	e	Baldwin & Lyons, Inc (Class B)	17,043
2,711		Castlepoint Holdings Ltd	30,173
2,904	*	Catalyst Health Solutions, Inc	75,853
3,736	*	Centene Corp	76,625
29,776		Chubb Corp	1,634,702
11,942		Cincinnati Financial Corp	339,630
2,569	e*	Citizens, Inc (Class A)	21,117
1,739	e	CNA Financial Corp	45,631
1,063	*	CNA Surety Corp	17,752
15,444	*	Conseco, Inc	54,363
539	*	Darwin Professional Underwriters, Inc	16,768
3,312		Delphi Financial Group, Inc (Class A)	92,868
419		Donegal Group, Inc (Class A)	7,596
178	e	EMC Insurance Group, Inc	5,247
4,260		Employers Holdings, Inc	74,039
4,367	e	Endurance Specialty Holdings Ltd	135,028
506	*	Enstar Group Ltd	49,264
3,198	e	Erie Indemnity Co (Class A)	135,179
5,101		Everest Re Group Ltd	441,390
1,117	e	FBL Financial Group, Inc (Class A)	31,153
17,670	e	Fidelity National Title Group, Inc (Class A)	259,749
1,688	e*	First Acceptance Corp	5,739

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,218	e	First American Corp	$212,931
906	*	First Mercury Financial Corp	12,911
2,490	e	Flagstone Reinsurance Holdings Ltd	25,572
665	e*	Fpic Insurance Group, Inc	34,174
35,175		Genworth Financial, Inc (Class A)	302,857
2,355	e*	Greenlight Capital Re Ltd (Class A)	54,141
4,147		Hanover Insurance Group, Inc	188,771
1,021	e	Harleysville Group, Inc	38,594
9,561	e	HCC Insurance Holdings, Inc	258,147
8,785	*	Health Net, Inc	207,326
4,375	*	Healthspring, Inc	92,575
2,772		Horace Mann Educators Corp	35,676
13,824	*	Humana, Inc	569,549
477	e	Independence Holding Co	5,509
1,955		Infinity Property & Casualty Corp	80,546
4,642	e	IPC Holdings Ltd	140,235
246		Kansas City Life Insurance Co	11,316
1,241	e	LandAmerica Financial Group, Inc	30,094
14,711		Leucadia National Corp	668,468
21,217		Lincoln National Corp	908,300
25,690		Loews Corp	1,014,498
3,977	e	Maiden Holdings Ltd	17,300
804	*	Markel Corp	282,606
4,401		Max Re Capital Ltd	102,235
17,839	e	MBIA, Inc	212,284
3,360		Meadowbrook Insurance Group, Inc	23,722
2,119	e	Mercury General Corp	116,015
37,707	e	Metlife, Inc	2,111,592
10,296	e	MGIC Investment Corp	72,381
1,047	e*	Molina Healthcare, Inc	32,457
8,145	e	Montpelier Re Holdings Ltd	134,474
1,070	e	National Interstate Corp	25,712
147		National Western Life Insurance Co (Class A)	35,584
3,844	e	Nationwide Financial Services, Inc (Class A)	189,625
1,310	*	Navigators Group, Inc	75,980
393	e	NYMAGIC, Inc	9,923
1,972		Odyssey Re Holdings Corp	86,374
18,927	e	Old Republic International Corp	241,319
2,079		OneBeacon Insurance Group Ltd (Class A)	43,971
4,449		PartnerRe Ltd	302,932
4,678	*	Philadelphia Consolidated Holding Co	273,990
8,285		Phoenix Cos, Inc	76,553
4,647		Platinum Underwriters Holdings Ltd	164,876
2,758	*	PMA Capital Corp (Class A)	24,326
6,414	e	PMI Group, Inc	18,921
1,376		Presidential Life Corp	21,727
3,319	e*	Primus Guaranty Ltd	8,696
21,176		Principal Financial Group	920,944
2,765	e*	ProAssurance Corp	154,840
55,147		Progressive Corp	959,558
5,564		Protective Life Corp	158,630
36,298		Prudential Financial, Inc	2,613,456
5,712	e	Quanta Capital Holdings Ltd	15,765
8,338		Radian Group, Inc	42,024

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,708	e*	RadNet, Inc	$6,849
4,872	e	Reinsurance Group of America, Inc (Class A)	263,088
240	e*	Reinsurance Group of America, Inc (Class B)	11,381
5,286		RenaissanceRe Holdings Ltd	274,872
1,621	e	RLI Corp	100,648
1,566		Safety Insurance Group, Inc	59,398
1,144	*	SeaBright Insurance Holdings, Inc	14,872
4,248		Selective Insurance Group, Inc	97,364
4,232		Stancorp Financial Group, Inc	220,064
1,335		State Auto Financial Corp	38,809
1,175	e	Stewart Information Services Corp	34,956
7,639		Torchmark Corp	456,812
1,672	e	Tower Group, Inc	39,392
2,197		Transatlantic Holdings, Inc	119,407
49,496		Travelers Cos, Inc	2,237,219
900	e*	Triple-S Management Corp (Class B)	14,661
1,880		United Fire & Casualty Co	53,749
101,498		UnitedHealth Group, Inc	2,577,034
3,532		Unitrin, Inc	88,088
3,755	*	Universal American Financial Corp	45,774
28,322		UnumProvident Corp	710,882
5,282		Validus Holdings Ltd	122,807
11,713		W.R. Berkley Corp	275,841
3,656	e*	WellCare Health Plans, Inc	131,616
117		Wesco Financial Corp	41,769
26,653	e	XL Capital Ltd (Class A)	478,155
3,038	e	Zenith National Insurance Corp	111,312
		TOTAL INSURANCE CARRIERS	35,595,402

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
10,692	*	Corrections Corp of America	265,696
3,930	*	Geo Group, Inc	79,425
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	345,121

LEATHER AND LEATHER PRODUCTS - 0.10%
27,942	*	Coach, Inc	699,668
6,919	e*	CROCS, Inc	24,770
1,742	e*	Genesco, Inc	58,322
4,946	e*	Iconix Brand Group, Inc	64,694
1,492	*	Steven Madden Ltd	36,972
3,526	*	Timberland Co (Class A)	61,246
334	e	Weyco Group, Inc	11,179
4,349		Wolverine World Wide, Inc	115,074
		TOTAL LEATHER AND LEATHER PRODUCTS	1,071,925

LEGAL SERVICES - 0.03%
4,111	*	FTI Consulting, Inc	296,979
651	e*	Pre-Paid Legal Services, Inc	26,860
		TOTAL LEGAL SERVICES	323,839

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
670	e*	Emergency Medical Services Corp (Class A)	20,020
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	20,020

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
LUMBER AND WOOD PRODUCTS - 0.02%
640	e	American Woodmark Corp	$14,368
6,392	e*	Champion Enterprises, Inc	35,476
793	e	Deltic Timber Corp	50,467
8,485	e	Louisiana-Pacific Corp	78,911
508	e	Skyline Corp	13,426
1,139	e	Universal Forest Products, Inc	39,762
		TOTAL LUMBER AND WOOD PRODUCTS	232,410

METAL MINING - 0.45%
3,613	*	Allied Nevada Gold Corp	20,666
5,768	e*	Apex Silver Mines Ltd	9,921
8,768		Cleveland-Cliffs, Inc	464,178
49,504	e*	Coeur d'Alene Mines Corp	75,741
3,682		Foundation Coal Holdings, Inc	131,006
31,224		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,775,084
10,241	e*	Hecla Mining Co	47,928
36,244		Newmont Mining Corp	1,404,817
6,172	e*	Patriot Coal Corp	179,297
4,229	*	Rosetta Resources, Inc	77,644
2,555		Royal Gold, Inc	91,878
3,890	e*	ShengdaTech, Inc	27,230
17,871	e	Southern Copper Corp	340,979
3,801	e*	Stillwater Mining Co	22,084
4,918	e*	Uranium Resources, Inc	8,311
		TOTAL METAL MINING	4,676,764

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.33%
1,767	e	Armstrong World Industries, Inc	51,066
1,955		Blyth, Inc	22,170
4,917		Callaway Golf Co	69,182
3,000	e	Daktronics, Inc	49,980
12,651		Fortune Brands, Inc	725,661
10,098	e	Hasbro, Inc	350,602
2,794	*	Intrepid Potash, Inc	84,211
2,532	e*	Jakks Pacific, Inc	63,072
396	e	Marine Products Corp	3,287
29,869		Mattel, Inc	538,837
6,359	*	Nautilus, Inc	29,061
1,490	*	RC2 Corp	29,800
634	*	Russ Berrie & Co, Inc	4,863
3,210	*	Shuffle Master, Inc	16,339
569	*	Steinway Musical Instruments, Inc	16,114
39,491		Tyco International Ltd	1,382,975
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,437,220

MISCELLANEOUS RETAIL - 1.33%
2,238	*	1-800-FLOWERS.COM, Inc (Class A)	13,473
25,634	*	Amazon.com, Inc	1,865,130
3,134	e	Barnes & Noble, Inc	81,735
27,342		Best Buy Co, Inc	1,025,325
1,344	e	Big 5 Sporting Goods Corp	13,870
1,266	e*	Blue Nile, Inc	54,273
4,275		Borders Group, Inc	28,044

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
918	e*	Build-A-Bear Workshop, Inc	$6,683
3,805	e*	Cabela's, Inc	45,964
2,380		Cash America International, Inc	85,775
3,455	*	CKX, Inc	21,283
4,691	e*	Coldwater Creek, Inc	27,161
116,659	e	CVS Corp	3,926,742
6,440	e*	Dick's Sporting Goods, Inc	126,095
7,089	*	Dollar Tree, Inc	257,756
6,969	e*	Drugstore.Com	16,377
3,847	*	Ezcorp, Inc (Class A)	72,324
2,096	e*	GSI Commerce, Inc	32,446
2,889	e*	Hibbett Sports, Inc	57,838
2,919	e*	HSN, Inc	32,138
2,700		Longs Drug Stores Corp	204,228
3,771	e	MSC Industrial Direct Co (Class A)	173,730
2,988	e	Nutri/System, Inc	52,947
23,188	*	Office Depot, Inc	134,954
6,672	e	OfficeMax, Inc	59,314
1,624	e*	Overstock.com, Inc	32,171
886	e*	PC Mall, Inc	6,051
10,071		Petsmart, Inc	248,854
3,150	e*	Priceline.com, Inc	215,555
963	e	Pricesmart, Inc	16,121
43,742	e,v*	Rite Aid Corp	35,431
4,827	e*	Sears Holdings Corp	451,325
1,063	*	Shutterfly, Inc	10,215
5,200	e	Signet Jewelers Ltd	121,576
1,216	*	Stamps.com, Inc	14,191
57,467		Staples, Inc	1,293,008
1,129	e	Systemax, Inc	15,874
10,326		Tiffany & Co	366,780
81,752		Walgreen Co	2,531,042
2,077		World Fuel Services Corp	47,833
2,870	e*	Zale Corp	71,750
1,933	e*	Zumiez, Inc	31,856
		TOTAL MISCELLANEOUS RETAIL	13,925,238

MOTION PICTURES - 0.86%
1,148	*	Ascent Media Corp (Series A)	28,023
3,122	e*	Avid Technology, Inc	75,115
15,402	e*	Blockbuster, Inc (Class A)	31,574
47,885	e	CBS Corp (Class B)	698,163
2,032	e	Cinemark Holdings, Inc	27,635
11,487	*	Discovery Communications, Inc (Class A)	163,690
11,487	*	Discovery Communications, Inc (Class C)	162,656
6,535	*	DreamWorks Animation SKG, Inc (Class A)	205,526
1,062	e*	Gaiam, Inc (Class A)	11,257
6,740	e*	Macrovision Solutions Corp	103,661
3,000		National CineMedia, Inc	33,150
189,289		News Corp (Class A)	2,269,575
6,662	e	Regal Entertainment Group (Class A)	105,126
292,201	e	Time Warner, Inc	3,830,755
12,040	e*	tw telecom inc (Class A)	125,096
46,110	*	Viacom, Inc (Class B)	1,145,373
		TOTAL MOTION PICTURES	9,016,375

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

NONDEPOSITORY INSTITUTIONS - 0.79%
4,721		Advance America Cash Advance Centers, Inc	$14,116
2,678	e	Advanta Corp (Class B)	22,040
16,973	e	American Capital Ltd	432,981
83,382		American Express Co	2,954,224
9,815	e*	AmeriCredit Corp	99,426
8,582	e	Ares Capital Corp	89,510
5,840	e*	Boise, Inc	9,110
30,979	e	Capital One Financial Corp	1,579,929
16,288	e	CapitalSource, Inc	200,342
5,610	e	Chimera Investment Corp	34,838
23,283	e	CIT Group, Inc	162,050
1,560	e*	CompuCredit Corp	6,115
639	e*	Credit Acceptance Corp	10,863
39,526	e	Discover Financial Services	546,249
1,148	e*	Encore Capital Group, Inc	15,728
556		Federal Agricultural Mortgage Corp (Class C)	2,280
52,901	e	Federal Home Loan Mortgage Corp	90,461
86,850	e	Federal National Mortgage Association	132,880
1,638	e	Financial Federal Corp	37,543
1,940	*	First Cash Financial Services, Inc	29,100
6,161	e	First Marblehead Corp	15,341
1,812		Gladstone Investment Corp	12,467
3,730	e	GLG Partners, Inc	20,217
3,065	e*	Guaranty Financial Group, Inc	12,107
1,694	e	Hercules Technology Growth Capital, Inc	16,432
1,400		Kohlberg Capital Corp	12,026
7,715		Lender Processing Services, Inc	235,462
6,389	e	MCG Capital Corp	16,739
1,192		Medallion Financial Corp	12,480
2,076	e*	Mercadolibre, Inc	42,247
825	e*	Mitcham Industries, Inc	8,324
1,264		Nelnet, Inc (Class A)	17,949
965	e*	NewStar Financial, Inc	7,807
1,747	e	NGP Capital Resources Co	25,454
3,033	e*	Ocwen Financial Corp	24,416
1,325	e	Patriot Capital Funding, Inc	8,440
1,437	e	PennantPark Investment Corp	10,648
3,898	*	PHH Corp	51,804
39,459	*	SLM Corp	486,924
293		Student Loan Corp	27,249
20,584		Textron, Inc	602,700
5,000	e*	thinkorswim Group, Inc	41,650
486	e*	Tree.com, Inc	2,342
1,438	e*	World Acceptance Corp	51,768
		TOTAL NONDEPOSITORY INSTITUTIONS	8,232,778

NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
2,631	e	AMCOL International Corp	82,245
2,669		Compass Minerals International, Inc	139,829
7,045	e*	General Moly, Inc	30,646
9,139	e	Vulcan Materials Co	680,855
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	933,575

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

OIL AND GAS EXTRACTION - 3.85%
3,365	e*	Abraxas Petroleum Corp	$8,783
38,462		Anadarko Petroleum Corp	1,865,792
676	e	APCO Argentina, Inc	19,138
746	*	Approach Resources, Inc	10,787
2,784	e*	Arena Resources, Inc	108,158
2,974		Atlas America, Inc	101,443
2,259	*	ATP Oil & Gas Corp	40,233
4,578	*	Atwood Oceanics, Inc	166,639
25,203		Baker Hughes, Inc	1,525,790
3,357	e*	Basic Energy Services, Inc	71,504
3,401	e	Berry Petroleum Co (Class A)	131,721
2,998	*	Bill Barrett Corp	96,266
24,364		BJ Services Co	466,083
3,062	e*	BMB Munai, Inc	12,707
3,760	*	Brigham Exploration Co	41,322
2,820	e*	Bronco Drilling Co, Inc	28,820
3,928	e*	Cal Dive International, Inc	41,637
2,233	*	Callon Petroleum Co	40,261
18,276	*	Cameron International Corp	704,357
3,112	e*	Cano Petroleum, Inc	7,189
2,238	*	Carrizo Oil & Gas, Inc	81,172
9,450	e*	Cheniere Energy, Inc	21,263
47,923	e	Chesapeake Energy Corp	1,718,519
6,790		Cimarex Energy Co	332,099
445	e*	Clayton Williams Energy, Inc	31,386
2,252	*	CNX Gas Corp	50,422
3,961	*	Complete Production Services, Inc	79,735
3,703	*	Comstock Resources, Inc	185,335
4,077	*	Concho Resources, Inc	112,566
1,277	e*	Contango Oil & Gas Co	68,932
2,499	e*	Continental Resources, Inc	98,036
616	e*	Dawson Geophysical Co	28,761
5,491	e*	Delta Petroleum Corp	74,568
20,097	*	Denbury Resources, Inc	382,647
5,628	e	Diamond Offshore Drilling, Inc	580,022
668	e*	Double Eagle Petroleum Co	9,539
4,326	*	Encore Acquisition Co	180,740
9,303	e*	Endeavour International Corp	12,280
2,414	*	Energy Partners Ltd	20,929
5,767	e	Energy XXI Bermuda Ltd	17,532
11,806		ENSCO International, Inc	680,380
10,703		Equitable Resources, Inc	392,586
11,108	*	EXCO Resources, Inc	181,283
5,295	e*	Exterran Holdings, Inc	169,228
7,191	e*	Forest Oil Corp	356,674
2,564	e*	FX Energy, Inc	19,076
7,722	e*	Gasco Energy, Inc	14,054
5,057	e*	GeoGlobal Resources, Inc	12,744
504	*	Geokinetics, Inc	9,576
1,491	*	Geomet, Inc	8,111
9,461	e*	Global Industries Ltd	65,659

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,548	e*	GMX Resources, Inc	$73,994
1,789	e*	Goodrich Petroleum Corp	77,983
15,806	e*	Grey Wolf, Inc	122,971
2,151	e*	Gulfport Energy Corp	21,618
71,385	e	Halliburton Co	2,312,160
3,621	e*	Harvest Natural Resources, Inc	36,645
7,245	e*	Helix Energy Solutions Group, Inc	175,909
8,429		Helmerich & Payne, Inc	364,048
7,133	*	Hercules Offshore, Inc	108,136
1,275	e	Houston American Energy Corp	8,058
710	e	Kayne Anderson Energy Development Co	12,020
10,233	*	Key Energy Services, Inc	118,703
7,211	*	Mariner Energy, Inc	147,825
4,821	e*	McMoRan Exploration Co	113,968
9,213	*	Meridian Resource Corp	16,952
23,046	*	Nabors Industries Ltd	574,306
34,526	*	National Oilwell Varco, Inc	1,734,241
8,709	e*	Newpark Resources, Inc	63,576
21,820		Noble Corp	957,898
1,623	e*	Northern Oil And Gas, Inc	13,195
4,512	*	Oceaneering International, Inc	240,580
14,732	e*	Oilsands Quest, Inc	44,049
611	e	Panhandle Oil and Gas, Inc (Class A)	17,493
3,901	*	Parallel Petroleum Corp	36,747
8,740	e*	Parker Drilling Co	70,095
12,819		Patterson-UTI Energy, Inc	256,636
3,324	e	Penn Virginia Corp	177,635
416	m,v*	Petrocorp, Inc	-
20,720	*	PetroHawk Energy Corp	448,174
1,462	*	Petroleum Development Corp	64,869
3,247	e*	Petroquest Energy, Inc	49,841
4,643	*	Pioneer Drilling Co	61,752
9,786	e	Pioneer Natural Resources Co	511,612
8,797	*	Plains Exploration & Production Co	309,302
13,519	*	Pride International, Inc	400,298
1,600	e*	Quest Resource Corp	4,256
8,202	e*	Quicksilver Resources, Inc	161,005
3,028	*	RAM Energy Resources, Inc	8,751
13,042		Range Resources Corp	559,111
1,130	e*	Rex Energy Corp	17,809
8,984	e	Rowan Cos, Inc	274,461
2,562	e	RPC, Inc	36,022
98,156		Schlumberger Ltd	7,665,002
1,932	e*	SEACOR Holdings, Inc	152,531
17,910		Smith International, Inc	1,050,242
28,812	*	Southwestern Energy Co	879,918
5,027		St. Mary Land & Exploration Co	179,213
2,582	*	Stone Energy Corp	109,296
8,618	e*	Sulphco, Inc	17,322
6,478	*	Superior Energy Services	201,725
1,628	e*	Superior Well Services, Inc	41,205
2,664	*	Swift Energy Co	103,070
6,751	*	Tetra Technologies, Inc	93,501
4,279	e	Tidewater, Inc	236,885

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,946	e*	Toreador Resources Corp	$17,494
26,195		Transocean, Inc	2,877,259
1,429	e*	Trico Marine Services, Inc	24,407
1,902	e*	Tri-Valley Corp	12,059
3,774	e*	TXCO Resources, Inc	37,891
1,041	*	Union Drilling, Inc	11,024
3,946	*	Unit Corp	196,590
6,545	*	Vaalco Energy, Inc	44,768
1,659	e*	Venoco, Inc	21,567
2,427	e	W&T Offshore, Inc	66,233
5,521	*	Warren Resources, Inc	55,100
55,458	*	Weatherford International Ltd	1,394,214
3,425	*	Whiting Petroleum Corp	244,065
3,179	e*	Willbros Group, Inc	84,243
45,534		XTO Energy, Inc	2,118,242
		TOTAL OIL AND GAS EXTRACTION	40,224,254

PAPER AND ALLIED PRODUCTS - 0.49%
5,337	e*	AbitibiBowater, Inc	20,654
8,135	e	Bemis Co	213,218
5,036	*	Buckeye Technologies, Inc	41,245
3,976	e*	Cenveo, Inc	30,575
38,287	*	Domtar Corporation	176,120
4,692		Glatfelter	63,530
11,931	*	Graphic Packaging Holding Co	29,828
2,721		Greif, Inc (Class A)	178,552
35,261		International Paper Co	923,133
34,689		Kimberly-Clark Corp	2,249,235
14,378	e	MeadWestvaco Corp	335,151
5,591	e*	Mercer International, Inc	20,463
1,091		Neenah Paper, Inc	21,602
8,309		Packaging Corp of America	192,603
3,088		Rock-Tenn Co (Class A)	123,458
1,100		Schweitzer-Mauduit International, Inc	20,889
21,789	*	Smurfit-Stone Container Corp	102,408
8,082		Sonoco Products Co	239,874
8,911	e	Temple-Inland, Inc	135,982
3,238		Wausau Paper Corp	32,801
		TOTAL PAPER AND ALLIED PRODUCTS	5,151,321

PERSONAL SERVICES - 0.16%
10,956		Cintas Corp	314,547
2,416	e*	Coinstar, Inc	77,312
2,089		G & K Services, Inc (Class A)	69,041
26,422		H&R Block, Inc	601,101
2,460	e	Jackson Hewitt Tax Service, Inc	37,736
3,440		Regis Corp	94,600
8,257	e*	Sally Beauty Holdings, Inc	71,010
21,386	e	Service Corp International	178,787
1,231	*	Steiner Leisure Ltd	42,322
1,120		Unifirst Corp	48,261
3,142	e	Weight Watchers International, Inc	114,997
		TOTAL PERSONAL SERVICES	1,649,714

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
PETROLEUM AND COAL PRODUCTS - 7.55%
1,047	e	Alon USA Energy, Inc	$14,113
3,015	e*	American Oil & Gas, Inc	7,869
27,490		Apache Corp	2,866,657
4,890		Ashland, Inc	142,984
8,010		Cabot Oil & Gas Corp	289,481
170,166		Chevron Corp	14,035,292
126,816		ConocoPhillips	9,289,272
1,500	e*	CVR Energy, Inc	12,780
440		Delek US Holdings, Inc	4,079
36,515	e	Devon Energy Corp	3,330,168
20,316		EOG Resources, Inc	1,817,469
434,601		Exxon Mobil Corp	33,751,114
8,621		Frontier Oil Corp	158,799
7,767	e*	Gran Tierra Energy, Inc	28,816
3,218	e*	Headwaters, Inc	42,960
22,975		Hess Corp	1,885,788
3,598		Holly Corp	104,054
57,827		Marathon Oil Corp	2,305,562
15,440		Murphy Oil Corp	990,322
10,702	e*	Newfield Exploration Co	342,357
13,890		Noble Energy, Inc	772,145
67,515		Occidental Petroleum Corp	4,756,432
834		Quaker Chemical Corp	23,736
8,600	e*	SandRidge Energy, Inc	168,560
9,574		Sunoco, Inc	340,643
11,252	e	Tesoro Corp	185,545
42,626	e	Valero Energy Corp	1,291,568
1,308	e	WD-40 Co	46,996
1,978	e	Western Refining, Inc	19,998
		TOTAL PETROLEUM AND COAL PRODUCTS	79,025,559

PIPELINES, EXCEPT NATURAL GAS - 0.12%
52,009	e	Spectra Energy Corp	1,237,814
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,237,814

PRIMARY METAL INDUSTRIES - 0.82%
9,168		AK Steel Holding Corp	237,635
67,315		Alcoa, Inc	1,519,973
8,196		Allegheny Technologies, Inc	242,192
3,666	e	Belden CDT, Inc	116,542
1,752	e*	Brush Engineered Materials, Inc	32,535
3,808		Carpenter Technology Corp	97,675
2,429	e*	Century Aluminum Co	67,259
637	e*	Coleman Cable, Inc	6,389
5,711	e*	CommScope, Inc	197,829
130,388		Corning, Inc	2,039,268
1,929	e	Encore Wire Corp	34,934
1,161	e*	Fushi Copperweld, Inc	11,250
4,165	e*	General Cable Corp	148,399
2,670	e*	General Steel Holdings, Inc	19,064
2,409	e	Gibraltar Industries, Inc	45,072
1,264	e*	Haynes International, Inc	59,193
2,812	*	Horsehead Holding Corp	16,591

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,765		Hubbell, Inc (Class B)	$167,013
2,544	e	Matthews International Corp (Class A)	129,083
1,995	e*	Metalico, Inc	11,771
3,036		Mueller Industries, Inc	69,858
639	e*	Northwest Pipe Co	27,873
25,749		Nucor Corp	1,017,086
735		Olympic Steel, Inc	21,675
11,305		Precision Castparts Corp	890,608
1,766	e*	RTI International Metals, Inc	34,543
1,808	e	Schnitzer Steel Industries, Inc (Class A)	70,946
13,725		Steel Dynamics, Inc	234,560
2,048	e	Texas Industries, Inc	83,681
6,441	e	Titanium Metals Corp	73,041
1,985		Tredegar Corp	35,313
9,760		United States Steel Corp	757,474
475	e*	Universal Stainless & Alloy	12,136
4,916	e	Worthington Industries, Inc	73,445
		TOTAL PRIMARY METAL INDUSTRIES	8,601,906

PRINTING AND PUBLISHING - 0.34%
3,945	*	ACCO Brands Corp	29,745
1,334	e	AH Belo Corp (Class A)	6,883
3,989		American Greetings Corp (Class A)	60,992
6,671		Belo (A.H.) Corp (Class A)	39,759
2,149		Bowne & Co, Inc	24,821
1,830	e*	China Information Security Technology, Inc	8,601
763	*	Consolidated Graphics, Inc	23,142
738	e	Courier Corp	15,026
509		CSS Industries, Inc	13,102
1,765	e*	Dolan Media Co	17,809
4,566		Dun & Bradstreet Corp	430,848
1,468	e	Ennis, Inc	22,695
2,507	e	EW Scripps Co (Class A)	17,724
18,735	e	Gannett Co, Inc	316,809
1,340	e,v	GateHouse Media, Inc	657
4,449	e	Harte-Hanks, Inc	46,136
3,702		John Wiley & Sons, Inc (Class A)	149,746
2,531	e	Journal Communications, Inc (Class A)	12,351
9,470	e	Lee Enterprises, Inc	33,145
1,457	e*	Martha Stewart Living Omnimedia, Inc (Class A)	12,399
3,476	e	McClatchy Co (Class A)	15,294
26,115		McGraw-Hill Cos, Inc	825,495
1,443		Media General, Inc (Class A)	17,936
3,925	e	Meredith Corp	110,057
3,596	*	MSCI, Inc (Class A)	86,304
612	e	Multi-Color Corp	14,621
11,647	e	New York Times Co (Class A)	166,436
1,525	e*	Playboy Enterprises, Inc (Class B)	6,009
2,317	e*	Presstek, Inc	13,068
3,226	e	Primedia, Inc	7,839
8,895	e*	R.H. Donnelley Corp	17,701
17,272		R.R. Donnelley & Sons Co	423,682
864		Schawk, Inc (Class A)	13,064
2,978	e	Scholastic Corp	76,475

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,098		Standard Register Co	$10,815
5,023	*	Valassis Communications, Inc	43,499
3,805	e*	VistaPrint Ltd	124,956
497		Washington Post Co (Class B)	276,710
		TOTAL PRINTING AND PUBLISHING	3,532,351

RAILROAD TRANSPORTATION - 0.90%
23,315		Burlington Northern Santa Fe Corp	2,155,006
33,613	e	CSX Corp	1,834,261
2,561	*	Genesee & Wyoming, Inc (Class A)	96,089
6,303	e*	Kansas City Southern Industries, Inc	279,601
30,744		Norfolk Southern Corp	2,035,560
42,986		Union Pacific Corp	3,058,884
		TOTAL RAILROAD TRANSPORTATION	9,459,401

REAL ESTATE - 0.10%
14,074	e*	CB Richard Ellis Group, Inc (Class A)	188,169
406	e	Consolidated-Tomoka Land Co	17,535
2,600	e	DuPont Fabros Technology, Inc	39,650
6,043	e	Forest City Enterprises, Inc (Class A)	185,339
2,565	*	Forestar Real Estate Group, Inc	37,834
691	e*	FX Real Estate and Entertainment, Inc	719
7,117	e	Grubb & Ellis Co	19,216
2,690		Jones Lang LaSalle, Inc	116,961
1,976	e*	LoopNet, Inc	19,424
7,434	e*	St. Joe Co	290,595
6,488	e	Stewart Enterprises, Inc (Class A)	50,996
527	*	Stratus Properties, Inc	14,503
1,745		Thomas Properties Group, Inc	17,624
		TOTAL REAL ESTATE	998,565

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.34%
485	e*	AEP Industries, Inc	9,700
4,612		Cooper Tire & Rubber Co	39,663
1,108	e*	Deckers Outdoor Corp	115,321
19,617	*	Goodyear Tire & Rubber Co	300,336
1,047	e*	Metabolix, Inc	11,391
22,309		Newell Rubbermaid, Inc	385,053
29,556		Nike, Inc (Class B)	1,977,297
2,302		Schulman (A.), Inc	45,534
13,076		Sealed Air Corp	287,541
2,714	e*	Skechers U.S.A., Inc (Class A)	45,677
2,697		Spartech Corp	26,700
2,572	e	Titan International, Inc	54,835
1,849	e*	Trex Co, Inc	33,485
4,822		Tupperware Corp	133,232
2,789	e	West Pharmaceutical Services, Inc	136,159
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	3,601,924

SECURITY AND COMMODITY BROKERS - 2.23%
18,361		Ameriprise Financial, Inc	701,390
1,473	e	BlackRock, Inc	286,499
11,484		Broadridge Financial Solutions, Inc	176,739
1,550		Calamos Asset Management, Inc (Class A)	27,776

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
77,239	e	Charles Schwab Corp	$2,008,214
5,582		CME Group, Inc	2,073,769
1,263	e	Cohen & Steers, Inc	35,781
162	e	Diamond Hill Investment Group, Inc	14,567
1,280	*	Duff & Phelps Corp (Class A)	26,918
35,072	e*	E*Trade Financial Corp	98,202
8,382	e	Eaton Vance Corp	295,298
628	e	Evercore Partners, Inc (Class A)	11,291
2,000	e*	FBR Capital Markets Corp	12,960
1,864	e*	FCStone Group, Inc	33,533
7,130		Federated Investors, Inc (Class B)	205,701
12,794		Franklin Resources, Inc	1,127,535
465	e	GAMCO Investors, Inc (Class A)	27,575
7,128		GFI Group, Inc	33,573
32,559		Goldman Sachs Group, Inc	4,167,552
1,525	e	Greenhill & Co, Inc	112,469
3,331	e*	Interactive Brokers Group, Inc (Class A)	73,848
5,780	*	IntercontinentalExchange, Inc	466,330
32,501	e	Invesco Ltd	681,871
3,758	*	Investment Technology Group, Inc	114,356
13,643		Janus Capital Group, Inc	331,252
10,290	e	Jefferies Group, Inc	230,496
2,123	e*	KBW, Inc	69,932
7,726	*	Knight Capital Group, Inc (Class A)	114,808
8,719	e*	LaBranche & Co, Inc	39,236
7,157	e*	Ladenburg Thalmann Financial Services, Inc	12,883
5,671		Lazard Ltd (Class A)	242,492
11,367		Legg Mason, Inc	432,628
2,236	e*	MarketAxess Holdings, Inc	18,045
124,245		Merrill Lynch & Co, Inc	3,143,398
10,810	e*	MF Global Ltd	46,915
91,122	e	Morgan Stanley	2,095,806
1,322	e*	Morningstar, Inc	73,331
11,082	e*	Nasdaq Stock Market, Inc	338,777
21,698	e	NYSE Euronext	850,128
3,186	e	optionsXpress Holdings, Inc	61,872
940	e*	Penson Worldwide, Inc	13,038
1,448	e*	Piper Jaffray Cos	62,626
7,603	e	Raymond James Financial, Inc	250,747
730		Sanders Morris Harris Group, Inc	6,314
11,037		SEI Investments Co	245,021
1,626	*	Stifel Financial Corp	81,137
1,369	e	SWS Group, Inc	27,599
21,508		T Rowe Price Group, Inc	1,155,195
19,871	*	TD Ameritrade Holding Corp	321,910
1,572	e*	Thomas Weisel Partners Group, Inc	13,252
834	e	US Global Investors, Inc (Class A)	8,382
39		Value Line, Inc	1,306
7,106		Waddell & Reed Financial, Inc (Class A)	175,873
440	e	Westwood Holdings Group, Inc	20,856
		TOTAL SECURITY AND COMMODITY BROKERS	23,299,002

SOCIAL SERVICES - 0.01%
1,459	e*	Capital Senior Living Corp	11,089

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
889	e*	Providence Service Corp	$8,712
1,945	*	Res-Care, Inc	35,282
		TOTAL SOCIAL SERVICES	55,083

SPECIAL TRADE CONTRACTORS - 0.08%
336	e	Alico, Inc	15,936
2,239	*	AsiaInfo Holdings, Inc	20,554
1,767		Chemed Corp	72,553
3,012		Comfort Systems USA, Inc	40,240
4,077	*	Dycom Industries, Inc	53,083
5,364	e*	EMCOR Group, Inc	141,181
1,805	e*	Insituform Technologies, Inc (Class A)	27,003
1,031	*	Integrated Electrical Services, Inc	18,104
1,410	*	Layne Christensen Co	49,956
13,886	e*	Quanta Services, Inc	375,061
		TOTAL SPECIAL TRADE CONTRACTORS	813,671

STONE, CLAY, AND GLASS PRODUCTS - 0.49%
57,630		3M Co	3,936,705
2,382	e	Apogee Enterprises, Inc	35,802
1,805	e*	Cabot Microelectronics Corp	57,904
1,956	e	CARBO Ceramics, Inc	100,949
3,422	e	Eagle Materials, Inc	76,550
12,021	e	Gentex Corp	171,900
1,024	e	Libbey, Inc	8,714
6,246	e*	Owens Corning, Inc	149,342
13,571	*	Owens-Illinois, Inc	398,988
5,438	e*	US Concrete, Inc	24,308
5,506	e*	USG Corp	140,954
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	5,102,116

TEXTILE MILL PRODUCTS - 0.00%**
988	e	Oxford Industries, Inc	25,520
1,030	e	Xerium Technologies, Inc	6,633
		TOTAL TEXTILE MILL PRODUCTS	32,153

TOBACCO PRODUCTS - 1.31%
172,271		Altria Group, Inc	3,417,857
14,409	e	Lorillard, Inc	1,025,200
173,232		Philip Morris International, Inc	8,332,459
2,323	e	Universal Corp	114,036
12,103		UST, Inc	805,334
2,800	e	Vector Group Ltd	49,448
		TOTAL TOBACCO PRODUCTS	13,744,334

TRANSPORTATION BY AIR - 0.41%
1,158	e*	Air Methods Corp	32,783
7,375	e*	Airtran Holdings, Inc	17,921
2,676	*	Alaska Air Group, Inc	54,564
1,100	*	Allegiant Travel Co	38,852
19,698	*	AMR Corp	193,434
1,128	*	Atlas Air Worldwide Holdings, Inc	45,470
1,954	e*	Bristow Group, Inc	66,123
9,626	*	Continental Airlines, Inc (Class B)	160,562

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,441		Copa Holdings S.A. (Class A)	$79,332
24,088	e*	Delta Air Lines, Inc	179,456
25,215	e	FedEx Corp	1,992,994
3,288	e*	Hawaiian Holdings, Inc	30,513
15,904	e*	JetBlue Airways Corp	78,725
19,377	*	Northwest Airlines Corp	174,974
922	*	PHI, Inc	34,049
2,859	*	Republic Airways Holdings, Inc	29,133
5,499	e	Skywest, Inc	87,874
59,351		Southwest Airlines Co	861,183
10,468	e	UAL Corp	92,014
9,413	e*	US Airways Group, Inc	56,760
		TOTAL TRANSPORTATION BY AIR	4,306,716

TRANSPORTATION EQUIPMENT - 2.35%
2,020		A.O. Smith Corp	79,164
3,346	e*	AAR Corp	55,510
1,900	e*	Accuride Corp	3,040
1,480	e*	Aerovironment, Inc	47,286
6,010	e	American Axle & Manufacturing Holdings, Inc	32,214
668	e	American Railcar Industries, Inc	10,715
1,552	e*	Amerigon, Inc (Class A)	10,212
6,046	e	ArvinMeritor, Inc	78,840
1,854	*	ATC Technology Corp	44,014
5,942		Autoliv, Inc	200,543
7,275	*	BE Aerospace, Inc	115,163
61,890		Boeing Co	3,549,391
6,439	e	Brunswick Corp	82,355
4,188	e	Clarcor, Inc	158,935
1,776	e*	Cogo Group, Inc	9,359
8,153	e*	Dana Holding Corp	39,461
869		Ducommun, Inc	20,752
3,326	e	Federal Signal Corp	45,566
9,703	e,v*	Fleetwood Enterprises, Inc	9,994
6,538	e*	Force Protection, Inc	17,522
180,994	e*	Ford Motor Co	941,169
872	e	Freightcar America, Inc	25,523
1,005	e*	Fuel Systems Solutions, Inc	34,622
4,586	e*	GenCorp, Inc	30,910
32,570		General Dynamics Corp	2,397,803
40,137	e	General Motors Corp	379,295
691	e*	GenTek, Inc	17,766
13,405		Genuine Parts Co	539,015
10,128		Goodrich Corp	421,325
1,968		Greenbrier Cos, Inc	38,396
1,661	e	Group 1 Automotive, Inc	36,094
19,343	e	Harley-Davidson, Inc	721,494
6,942		Harsco Corp	258,173
14,118	e*	Hayes Lemmerz International, Inc	38,542
2,398	e	Heico Corp	78,702
1,815		Kaman Corp	51,691
728	*	LMI Aerospace, Inc	14,640
26,998		Lockheed Martin Corp	2,960,871
27,937		Northrop Grumman Corp	1,691,306

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,052	*	Orbital Sciences Corp	$121,096
6,187		Oshkosh Truck Corp	81,421
29,947		Paccar, Inc	1,143,676
10,406	*	Pactiv Corp	258,381
2,600	e	Polaris Industries, Inc	118,274
34,551		Raytheon Co	1,848,824
2,358	e	Spartan Motors, Inc	7,498
9,172	*	Spirit Aerosystems Holdings, Inc (Class A)	147,394
1,529	e	Superior Industries International, Inc	29,296
4,114	e*	Tenneco, Inc	43,732
2,904	e	Thor Industries, Inc	72,077
2,554	e*	TransDigm Group, Inc	87,423
6,428	e	Trinity Industries, Inc	165,392
1,523	e	Triumph Group, Inc	69,616
3,634	*	TRW Automotive Holdings Corp	57,817
79,520		United Technologies Corp	4,775,971
10,912	e*	Visteon Corp	25,316
4,482	e	Wabash National Corp	42,355
3,975		Westinghouse Air Brake Technologies Corp	203,639
2,357	e	Winnebago Industries, Inc	30,452
		TOTAL TRANSPORTATION EQUIPMENT	24,617,023

TRANSPORTATION SERVICES - 0.19%
1,389	e	Ambassadors Group, Inc	22,099
14,220		CH Robinson Worldwide, Inc	724,651
848	*	Dynamex, Inc	24,134
17,403		Expeditors International Washington, Inc	606,321
4,030		GATX Corp	159,467
3,009	*	HUB Group, Inc (Class A)	113,289
2,919	*	Interval Leisure Group, Inc	30,358
5,111	*	Lear Corp	53,665
2,400	e*	Orbitz Worldwide, Inc	14,088
2,524	e	Pacer International, Inc	41,570
3,469	e	Ship Finance International Ltd	74,792
8,773		UTI Worldwide, Inc	149,316
		TOTAL TRANSPORTATION SERVICES	2,013,750

TRUCKING AND WAREHOUSING - 0.44%
1,783	e	Arkansas Best Corp	60,069
1,550	*	Celadon Group, Inc	17,778
3,863	e	Con-way, Inc	170,397
2,398	e	Forward Air Corp	65,298
4,592	e	Heartland Express, Inc	71,268
6,690	e	J.B. Hunt Transport Services, Inc	223,245
4,495	e	Landstar System, Inc	198,050
868	*	Marten Transport Ltd	16,935
2,240	*	Old Dominion Freight Line	63,482
1,124	*	Saia, Inc	14,927
56,624	e	United Parcel Service, Inc (Class B)	3,561,083
394	e*	Universal Truckload Services, Inc	9,598
3,306	e	Werner Enterprises, Inc	71,773
5,165	e*	YRC Worldwide, Inc	61,773
		TOTAL TRUCKING AND WAREHOUSING	4,605,676

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
WATER TRANSPORTATION - 0.27%
3,677	e	Alexander & Baldwin, Inc	$161,898
2,936	e*	American Commercial Lines, Inc	31,239
985	e	Arlington Tankers Ltd	15,149
35,500		Carnival Corp	1,254,925
3,230	e	DHT Maritime, Inc	21,706
3,900	e	Eagle Bulk Shipping, Inc	54,366
3,883	e	Frontline Ltd	186,656
1,728	e	Genco Shipping & Trading Ltd	57,439
2,091	e	General Maritime Corp	40,733
2,545	e	Golar LNG Ltd	33,798
1,828	*	Gulfmark Offshore, Inc	82,041
2,450	e	Horizon Lines, Inc (Class A)	24,181
2,095	e*	Hornbeck Offshore Services, Inc	80,909
488	*	International Shipholding Corp	10,687
4,321	*	Kirby Corp	163,939
1,231	e	Knightsbridge Tankers Ltd	32,585
2,799	e	Nordic American Tanker Shipping	89,736
2,912	e*	Odyssey Marine Exploration, Inc	13,220
2,001	e	Overseas Shipholding Group, Inc	116,678
11,003	e	Royal Caribbean Cruises Ltd	228,312
1,370	e*	TBS International Ltd (Class A)	18,440
3,285	e	Teekay Corp	86,658
1,000	e	Teekay Tankers Ltd (Class A)	16,930
2,606	e*	Ultrapetrol Bahamas Ltd	20,457
		TOTAL WATER TRANSPORTATION	2,842,682

WHOLESALE TRADE-DURABLE GOODS - 0.39%
2,311	e	Agilysys, Inc	23,318
4,008		Applied Industrial Technologies, Inc	107,935
9,621	*	Arrow Electronics, Inc	252,263
3,898	e	Barnes Group, Inc	78,817
2,934	e*	Beacon Roofing Supply, Inc	45,829
9,594		BorgWarner, Inc	314,395
1,810		Castle (A.M.) & Co	31,277
917	*	Chindex International, Inc	9,959
2,919	e*	Conceptus, Inc	48,397
1,647	*	DemandTec, Inc	14,839
1,588	*	Digi International, Inc	16,198
1,510	e*	Drew Industries, Inc	25,836
1,377	e*	Hansen Medical, Inc	18,507
1,040	e	Houston Wire & Cable Co	17,857
7,507		IKON Office Solutions, Inc	127,694
13,744	*	Ingram Micro, Inc (Class A)	220,866
4,534	*	Insight Enterprises, Inc	60,801
2,838	e*	Interline Brands, Inc	46,004
4,680	e	Knight Transportation, Inc	79,419
299	e	Lawson Products, Inc	8,267
11,078	e*	LKQ Corp	187,994
3,302	e	Martin Marietta Materials, Inc	369,758
1,200	*	MedAssets, Inc	20,640
847	*	MWI Veterinary Supply, Inc	33,279
3,496	e	Owens & Minor, Inc	169,556
10,538	*	Patterson Cos, Inc	320,461

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,421	e	PEP Boys-Manny Moe & Jack	$21,142
3,769	e	Pool Corp	87,931
5,703	e*	PSS World Medical, Inc	111,208
5,139		Reliance Steel & Aluminum Co	195,128
4,210	*	Solera Holdings, Inc	120,911
4,235	*	Tech Data Corp	126,415
593	e*	Titan Machinery, Inc	12,340
3,352	e*	TomoTherapy, Inc	15,352
3,578	e*	Tyler Technologies, Inc	54,278
6,408		W.W. Grainger, Inc	557,304
3,476	*	WESCO International, Inc	111,858
		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,064,033

WHOLESALE TRADE-NONDURABLE GOODS - 0.63%
2,028		Aceto Corp	19,448
6,695		Airgas, Inc	332,407
2,989	e*	Akorn, Inc	15,334
8,136	*	Alliance One International, Inc	30,917
5,621	e	Allscripts Healthcare Solutions, Inc	69,925
1,516	e	Andersons, Inc	53,393
4,979	e*	Bare Escentuals, Inc	54,122
1,986	e*	BMP Sunstone Corp	13,783
6,810		Brown-Forman Corp (Class B)	489,026
29,197		Cardinal Health, Inc	1,438,828
3,097	*	Central European Distribution Corp	140,635
667	e*	Core-Mark Holding Co, Inc	16,668
1	*	CPEX Pharmaceuticals, Inc	19
11,100	*	Dean Foods Co	259,296
10,376	*	Endo Pharmaceuticals Holdings, Inc	207,520
3,422	e*	Fresh Del Monte Produce, Inc	75,968
1,632	e*	Green Mountain Coffee Roasters, Inc	64,203
3,462	e*	Hain Celestial Group, Inc	95,309
7,558	*	Henry Schein, Inc	406,923
5,319		Herbalife Ltd	210,207
11,952	e	Idearc, Inc	14,940
669	e	Kenneth Cole Productions, Inc (Class A)	9,834
1,677	e	K-Swiss, Inc (Class A)	29,180
1,070	e*	LSB Industries, Inc	14,819
136	e*	Maui Land & Pineapple Co, Inc	3,739
3,804	e	Men's Wearhouse, Inc	80,797
1,840		Myers Industries, Inc	23,202
1,406	e	Nash Finch Co	60,627
5,040		Nu Skin Enterprises, Inc (Class A)	81,749
887	*	Perry Ellis International, Inc	13,225
1,699	e*	School Specialty, Inc	52,992
1,784		Spartan Stores, Inc	44,386
856	e*	Synutra International, Inc	17,231
49,150		Sysco Corp	1,515,294
7,518	e	Terra Industries, Inc	221,029
2,710	e*	Tractor Supply Co	113,956
3,635	e*	United Natural Foods, Inc	90,839
2,146	*	United Stationers, Inc	102,643
356	e	Valhi, Inc	6,408
1,064	*	Volcom, Inc	18,386

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,682	e	Zep, Inc	29,670
1,463	e*	Zhongpin, Inc	15,552
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,554,429

		TOTAL COMMON STOCKS	1,041,725,003
		(Cost $961,943,087)

SHORT-TERM INVESTMENTS - 25.04%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 25.04%
262,014,961		State Street Navigator Securities Lending Prime Portfolio	262,014,961
			262,014,961

		TOTAL SHORT-TERM INVESTMENTS	262,014,961
		(Cost $262,014,961)

		TOTAL PORTFOLIO - 124.61%	1,303,739,964
		(Cost $1,223,958,048)
		OTHER ASSETS & LIABILITIES, NET - (24.61)%	(257,524,927)

		NET ASSETS -100.00%	$ 1,046,215,037

	*	Non-income producing
	**	Percentage represents less than 0.01%.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $165,478.
	e	All or a portion of these securities are out on loan
	m	Indicates a security that has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.71%

AMUSEMENT AND RECREATION SERVICES - 0.56%
197,770	e	Walt Disney Co	$6,069,561
		TOTAL AMUSEMENT AND RECREATION SERVICES	6,069,561

APPAREL AND ACCESSORY STORES - 0.35%
8,900		Abercrombie & Fitch Co (Class A)	351,105
46,537		Gap, Inc	827,428
32,615	*	Kohl's Corp	1,502,899
30,870		Limited Brands, Inc	534,668
18,413	e	Nordstrom, Inc	530,663
		TOTAL APPAREL AND ACCESSORY STORES	3,746,763

APPAREL AND OTHER TEXTILE PRODUCTS - 0.13%
8,603	e	Jones Apparel Group, Inc	159,241
11,126		Liz Claiborne, Inc	182,800
5,980		Polo Ralph Lauren Corp (Class A)	398,507
8,973		VF Corp	693,703
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,434,251

AUTO REPAIR, SERVICES AND PARKING - 0.03%
5,810		Ryder System, Inc	360,220
		TOTAL AUTO REPAIR, SERVICES AND PARKING	360,220

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
12,820	e*	Autonation, Inc	144,097
4,368	*	Autozone, Inc	538,749
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	682,846

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.82%
13,338	e	Fastenal Co	658,764
176,849	e	Home Depot, Inc	4,578,621
152,618		Lowe's Cos, Inc	3,615,520
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	8,852,905

BUSINESS SERVICES - 6.56%
56,063	*	Adobe Systems, Inc	2,212,807
9,992	*	Affiliated Computer Services, Inc (Class A)	505,895
17,500	*	Akamai Technologies, Inc	305,200
22,734	*	Autodesk, Inc	762,726
54,599	e	Automatic Data Processing, Inc	2,334,107
20,294	*	BMC Software, Inc	581,017
41,768		CA, Inc	833,689
18,521	*	Citrix Systems, Inc	467,840
31,400	*	Cognizant Technology Solutions Corp (Class A)	716,862
15,806	*	Computer Sciences Corp	635,243
26,698	e*	Compuware Corp	258,704

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
13,106	*	Convergys Corp	$193,707
115,883	*	eBay, Inc	2,593,461
32,609	*	Electronic Arts, Inc	1,206,207
13,205		Equifax, Inc	454,912
22,700	e*	Expedia, Inc	342,997
18,400		Fidelity National Information Services, Inc	339,664
16,595	*	Fiserv, Inc	785,275
25,166	e*	Google, Inc (Class A)	10,079,486
18,817		IMS Health, Inc	355,829
47,401	e*	Interpublic Group of Cos, Inc	367,358
33,164	*	Intuit, Inc	1,048,314
56,423	*	Juniper Networks, Inc	1,188,833
7,590	e	Mastercard, Inc (Class A)	1,345,935
827,658	d	Microsoft Corp	22,090,192
14,992	*	Monster Worldwide, Inc	223,531
38,250	*	Novell, Inc	196,605
32,964		Omnicom Group, Inc	1,271,092
416,602	*	Oracle Corp	8,461,187
16,385	e	Robert Half International, Inc	405,529
10,690	*	Salesforce.com, Inc	517,396
79,398	*	Sun Microsystems, Inc	603,425
88,115	*	Symantec Corp	1,725,292
19,600		Total System Services, Inc	321,440
42,243	*	Unisys Corp	116,168
19,892	e*	VeriSign, Inc	518,783
52,261		Waste Management, Inc	1,645,699
144,240	*	Yahoo!, Inc	2,495,352
		TOTAL BUSINESS SERVICES	70,507,759

CHEMICALS AND ALLIED PRODUCTS - 10.90%
161,934		Abbott Laboratories	9,324,160
21,953		Air Products & Chemicals, Inc	1,503,561
111,537	*	Amgen, Inc	6,610,798
11,874		Avery Dennison Corp	528,155
45,336		Avon Products, Inc	1,884,617
11,437	*	Barr Pharmaceuticals, Inc	746,836
31,479	*	Biogen Idec, Inc	1,583,079
206,269		Bristol-Myers Squibb Co	4,300,709
5,900		CF Industries Holdings, Inc	539,614
14,464		Clorox Co	906,748
53,705		Colgate-Palmolive Co	4,046,672
97,223		Dow Chemical Co	3,089,747
93,873		Du Pont (E.I.) de Nemours & Co	3,783,082
8,616		Eastman Chemical Co	474,397
18,050		Ecolab, Inc	875,786
105,465		Eli Lilly & Co	4,643,624
12,327		Estee Lauder Cos (Class A)	615,240
32,736	*	Forest Laboratories, Inc	925,774
28,202	*	Genzyme Corp	2,281,260
96,144	*	Gilead Sciences, Inc	4,382,243
11,058		Hercules, Inc	218,838
16,876	*	Hospira, Inc	644,663
8,423		International Flavors & Fragrances, Inc	332,371
24,091	*	King Pharmaceuticals, Inc	230,792

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
225,591		Merck & Co, Inc	$7,119,652
57,717	e	Monsanto Co	5,712,829
31,176	e*	Mylan Laboratories, Inc	356,030
708,647		Pfizer, Inc	13,067,451
16,628		PPG Industries, Inc	969,745
32,821		Praxair, Inc	2,354,578
319,914		Procter & Gamble Co	22,294,807
13,072		Rohm & Haas Co	915,040
169,448		Schering-Plough Corp	3,129,704
10,185	e	Sherwin-Williams Co	582,175
13,300		Sigma-Aldrich Corp	697,186
10,903	*	Watson Pharmaceuticals, Inc	310,736
140,537		Wyeth	5,191,437
		TOTAL CHEMICALS AND ALLIED PRODUCTS	117,174,136

COAL MINING - 0.23%
19,035		Consol Energy, Inc	873,516
8,884	e	Massey Energy Co	316,892
29,300		Peabody Energy Corp	1,318,500
		TOTAL COAL MINING	2,508,908

COMMUNICATIONS - 3.79%
40,800	*	American Tower Corp (Class A)	1,467,576
622,680		AT&T, Inc	17,385,226
11,191		CenturyTel, Inc	410,150
308,631		Comcast Corp (Class A)	6,058,426
60,900	e*	DIRECTV Group, Inc	1,593,753
16,311		Embarq Corp	661,411
33,270	e	Frontier Communications Corp	382,605
152,937	e	Qwest Communications International, Inc	493,987
9,155		Scripps Networks Interactive (Class A)	332,418
297,824	e	Sprint Nextel Corp	1,816,726
298,934		Verizon Communications, Inc	9,592,792
46,503		Windstream Corp	508,743
		TOTAL COMMUNICATIONS	40,703,813

DEPOSITORY INSTITUTIONS - 8.36%
480,574		Bank of America Corp	16,820,090
119,151		Bank of New York Mellon Corp	3,881,940
57,909	e	BB&T Corp	2,188,960
573,930		Citigroup, Inc	11,771,304
15,404	e	Comerica, Inc	505,097
61,564	e	Fifth Third Bancorp	732,612
19,296	e	First Horizon National Corp	180,612
54,200		Hudson City Bancorp, Inc	999,990
39,997	e	Huntington Bancshares, Inc	319,576
386,755		JPMorgan Chase & Co	18,061,459
49,822		Keycorp	594,875
7,906	e	M&T Bank Corp	705,611
28,286	e	Marshall & Ilsley Corp	569,963
93,726	e	National City Corp	164,021
23,253		Northern Trust Corp	1,678,867
36,317		PNC Financial Services Group, Inc	2,712,880
76,363	e	Regions Financial Corp	733,085

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
49,372	e	Sovereign Bancorp, Inc	$195,019
44,590		State Street Corp	2,536,279
36,823	e	SunTrust Banks, Inc	1,656,667
181,427	e	US Bancorp	6,535,001
223,061	e	Wachovia Corp	780,714
348,717		Wells Fargo & Co	13,087,349
78,323		Western Union Co	1,932,228
12,719	e	Zions Bancorporation	492,225
		TOTAL DEPOSITORY INSTITUTIONS	89,836,424

EATING AND DRINKING PLACES - 1.00%
14,269		Darden Restaurants, Inc	408,521
119,127		McDonald's Corp	7,350,136
75,555	*	Starbucks Corp	1,123,503
35,389		Wendy's/Arby's Group, Inc (Class A)	186,146
50,354		Yum! Brands, Inc	1,642,044
		TOTAL EATING AND DRINKING PLACES	10,710,350

EDUCATIONAL SERVICES - 0.06%
11,280	e*	Apollo Group, Inc (Class A)	668,904
		TOTAL EDUCATIONAL SERVICES	668,904

ELECTRIC, GAS, AND SANITARY SERVICES - 3.78%
71,427	*	AES Corp	834,982
17,046		Allegheny Energy, Inc	626,781
33,813	*	Allied Waste Industries, Inc	375,662
21,133		Ameren Corp	824,821
43,012		American Electric Power Co, Inc	1,592,734
34,378		Centerpoint Energy, Inc	500,887
22,565	e	CMS Energy Corp	281,386
28,292	e	Consolidated Edison, Inc	1,215,424
18,500		Constellation Energy Group, Inc	449,550
60,690	e	Dominion Resources, Inc	2,596,318
16,901		DTE Energy Co	678,068
133,130		Duke Energy Corp	2,320,456
52,358	e*	Dynegy, Inc (Class A)	187,442
33,596		Edison International	1,340,480
74,090		El Paso Corp	945,388
20,179	e	Entergy Corp	1,796,133
69,315	e	Exelon Corp	4,340,505
32,162	e	FirstEnergy Corp	2,154,532
42,784	e	FPL Group, Inc	2,152,035
7,976	e	Integrys Energy Group, Inc	398,321
4,870	e	Nicor, Inc	215,985
27,539		NiSource, Inc	406,476
21,400		Pepco Holdings, Inc	490,274
36,786		PG&E Corp	1,377,636
10,562		Pinnacle West Capital Corp	363,438
39,939		PPL Corp	1,478,542
27,041		Progress Energy, Inc	1,166,278
53,616		Public Service Enterprise Group, Inc	1,758,069
17,400		Questar Corp	712,008
26,890		Sempra Energy	1,357,138
80,248		Southern Co	3,024,547

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
21,139		TECO Energy, Inc	$332,516
60,133	e	Williams Cos, Inc	1,422,145
45,195		Xcel Energy, Inc	903,448
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	40,620,405

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.20%
62,039	e*	Advanced Micro Devices, Inc	325,705
32,797		Altera Corp	678,242
18,100		Amphenol Corp (Class A)	726,534
31,389		Analog Devices, Inc	827,100
93,361	*	Apple Computer, Inc	10,611,411
46,380	*	Broadcom Corp (Class A)	864,059
11,658	e*	Ciena Corp	117,513
619,118	e*	Cisco Systems, Inc	13,967,302
18,760		Cooper Industries Ltd (Class A)	749,462
17,388		Eaton Corp	976,858
6,324	e	Harman International Industries, Inc	215,459
13,900		Harris Corp	642,180
77,239		Honeywell International, Inc	3,209,280
592,627		Intel Corp	11,099,904
21,704	*	JDS Uniphase Corp	183,616
12,667		L-3 Communications Holdings, Inc	1,245,419
24,155	e	Linear Technology Corp	740,592
63,144	*	LSI Logic Corp	338,452
23,700	*	MEMC Electronic Materials, Inc	669,762
18,600	e	Microchip Technology, Inc	547,398
90,564	e*	Micron Technology, Inc	366,784
14,291	e	Molex, Inc	320,833
231,340		Motorola, Inc	1,651,768
21,800		National Semiconductor Corp	375,178
34,982	*	NetApp, Inc	637,722
10,132	*	Novellus Systems, Inc	198,992
59,243	*	Nvidia Corp	634,493
13,080	e*	QLogic Corp	200,909
172,875		Qualcomm, Inc	7,428,439
15,566		RadioShack Corp	268,980
38,762	e*	Tellabs, Inc	157,374
138,169		Texas Instruments, Inc	2,970,634
49,096		Tyco Electronics Ltd	1,357,995
8,297	e	Whirlpool Corp	657,869
28,373	e	Xilinx, Inc	665,347
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	66,629,565

ENGINEERING AND MANAGEMENT SERVICES - 0.70%
47,839	*	Celgene Corp	3,027,252
18,262	e	Fluor Corp	1,017,193
13,100	e*	Jacobs Engineering Group, Inc	711,461
20,349	e	Moody's Corp	691,866
34,697		Paychex, Inc	1,146,042
17,337	e	Quest Diagnostics, Inc	895,803
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,489,617

FABRICATED METAL PRODUCTS - 0.36%
10,349		Ball Corp	408,682

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
40,760	e	Illinois Tool Works, Inc	$1,811,782
17,824	e	Parker Hannifin Corp	944,672
6,226		Snap-On, Inc	327,861
8,434		Stanley Works	352,035
		TOTAL FABRICATED METAL PRODUCTS	3,845,032

FOOD AND KINDRED PRODUCTS - 4.56%
75,264		Anheuser-Busch Cos, Inc	4,883,128
68,850	e	Archer Daniels Midland Co	1,508,504
22,923		Campbell Soup Co	884,828
209,384		Coca-Cola Co	11,072,226
29,951		Coca-Cola Enterprises, Inc	502,278
48,901		ConAgra Foods, Inc	951,613
19,790	*	Constellation Brands, Inc (Class A)	424,693
35,290		General Mills, Inc	2,425,129
33,637		H.J. Heinz Co	1,680,841
17,535	e	Hershey Co	693,334
27,257		Kellogg Co	1,529,118
157,899		Kraft Foods, Inc (Class A)	5,171,192
14,457		McCormick & Co, Inc	555,872
14,884		Molson Coors Brewing Co (Class B)	695,827
13,908		Pepsi Bottling Group, Inc	405,696
165,118		PepsiCo, Inc	11,767,960
17,261		Reynolds American, Inc	839,230
71,672		Sara Lee Corp	905,217
27,871		Tyson Foods, Inc (Class A)	332,780
22,859		Wrigley (Wm.) Jr Co	1,815,005
		TOTAL FOOD AND KINDRED PRODUCTS	49,044,471

FOOD STORES - 0.35%
70,020	e	Kroger Co	1,924,150
45,457	e	Safeway, Inc	1,078,240
21,900		Supervalu, Inc	475,230
14,473	e	Whole Foods Market, Inc	289,894
		TOTAL FOOD STORES	3,767,514

FORESTRY - 0.12%
21,217		Weyerhaeuser Co	1,285,326
		TOTAL FORESTRY	1,285,326

FURNITURE AND FIXTURES - 0.27%
62,796	e	Johnson Controls, Inc	1,904,603
16,173	e	Leggett & Platt, Inc	352,410
36,271	e	Masco Corp	650,702
		TOTAL FURNITURE AND FIXTURES	2,907,715

FURNITURE AND HOME FURNISHINGS STORES - 0.13%
26,645	*	Bed Bath & Beyond, Inc	836,919
17,800	*	GameStop Corp (Class A)	608,938
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,445,857

GENERAL BUILDING CONTRACTORS - 0.13%
13,066		Centex Corp	211,669
28,206	e	DR Horton, Inc	367,242

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
9,500	e	KB Home	$186,960
17,331	e	Lennar Corp (Class A)	263,258
22,648	e	Pulte Homes, Inc	316,393
		TOTAL GENERAL BUILDING CONTRACTORS	1,345,522

GENERAL MERCHANDISE STORES - 2.29%
9,215	e*	Big Lots, Inc	256,453
45,358		Costco Wholesale Corp	2,945,095
6,283	e	Dillard's, Inc (Class A)	74,139
14,953		Family Dollar Stores, Inc	354,386
23,859		JC Penney Co, Inc	795,459
43,387		Macy's, Inc	780,098
44,788		TJX Cos, Inc	1,366,930
79,603	e	Target Corp	3,904,527
236,446		Wal-Mart Stores, Inc	14,160,751
		TOTAL GENERAL MERCHANDISE STORES	24,637,838

HEALTH SERVICES - 1.15%
16,263		AmerisourceBergen Corp	612,302
29,120		Cigna Corp	989,498
16,149	*	Coventry Health Care, Inc	525,650
11,200	*	DaVita, Inc	638,512
26,574	e*	Express Scripts, Inc	1,961,693
12,225	e*	Laboratory Corp of America Holdings	849,638
29,538	e	McKesson Corp	1,589,440
53,042	*	Medco Health Solutions, Inc	2,386,890
52,498	e*	Tenet Healthcare Corp	291,364
55,009	*	WellPoint, Inc	2,572,771
		TOTAL HEALTH SERVICES	12,417,758

HOLDING AND OTHER INVESTMENT OFFICES - 1.33%
9,753	e	Apartment Investment & Management Co (Class A)	341,550
7,700	e	AvalonBay Communities, Inc	757,834
12,410	e	Boston Properties, Inc	1,162,321
12,200		Developers Diversified Realty Corp	386,618
28,652	e	Equity Residential	1,272,435
24,100	e	General Growth Properties, Inc	363,910
25,400	e	HCP, Inc	1,019,302
53,400	e	Host Marriott Corp	709,686
24,030	e	Kimco Realty Corp	887,668
17,865	e	Plum Creek Timber Co, Inc	890,749
27,125	e	Prologis	1,119,449
12,906	e	Public Storage, Inc	1,277,823
23,015	e	Simon Property Group, Inc	2,232,455
5,062		SPDR Trust Series 1	587,141
14,268		Vornado Realty Trust	1,297,675
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	14,306,616

HOTELS AND OTHER LODGING PLACES - 0.15%
30,092		Marriott International, Inc (Class A)	785,100
19,104	e	Starwood Hotels & Resorts Worldwide, Inc	537,587
21,239		Wyndham Worldwide Corp	333,665
		TOTAL HOTELS AND OTHER LODGING PLACES	1,656,352

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 7.21%
142,496		Applied Materials, Inc	$2,155,964
6,431	e	Black & Decker Corp	390,683
64,070	e	Caterpillar, Inc	3,818,572
20,952		Cummins, Inc	916,021
45,180		Deere & Co	2,236,410
183,666	*	Dell, Inc	3,026,816
18,939		Dover Corp	767,976
215,895	e*	EMC Corp	2,582,104
1,048,484		General Electric Co	26,736,342
258,428		Hewlett-Packard Co	11,949,711
33,597		Ingersoll-Rand Co Ltd (Class A)	1,047,218
142,855		International Business Machines Corp	16,708,321
31,387		International Game Technology	539,229
18,842		ITT Industries, Inc	1,047,804
21,879		Jabil Circuit, Inc	208,726
9,925	e*	Lexmark International, Inc (Class A)	323,257
15,300		Manitowoc Co, Inc	237,915
12,140		Pall Corp	417,495
15,126		Rockwell Automation, Inc	564,805
22,460	e*	SanDisk Corp	439,093
18,184	*	Teradata Corp	354,588
10,800	*	Terex Corp	329,616
13,300	*	Varian Medical Systems, Inc	759,829
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	77,558,495

INSTRUMENTS AND RELATED PRODUCTS - 5.61%
37,195	e*	Agilent Technologies, Inc	1,103,204
32,626		Allergan, Inc	1,680,239
17,665		Applied Biosystems, Inc	605,026
10,969		Bard (C.R.), Inc	1,040,629
66,302		Baxter International, Inc	4,351,400
25,658		Becton Dickinson & Co	2,059,311
158,082	*	Boston Scientific Corp	1,939,666
52,396	e	Covidien Ltd	2,816,809
26,892	e	Danaher Corp	1,866,305
28,885	e	Eastman Kodak Co	444,251
81,400		Emerson Electric Co	3,320,306
4,100	*	Intuitive Surgical, Inc	988,018
295,300		Johnson & Johnson	20,458,384
17,490	e	Kla-Tencor Corp	553,559
118,212	e	Medtronic, Inc	5,922,421
5,677	e*	Millipore Corp	390,578
12,503		PerkinElmer, Inc	312,200
22,126		Pitney Bowes, Inc	735,911
16,642		Rockwell Collins, Inc	800,314
34,904	e*	St. Jude Medical, Inc	1,517,975
26,043		Stryker Corp	1,622,479
19,541	*	Teradyne, Inc	152,615
43,852	*	Thermo Electron Corp	2,411,860
11,168	*	Waters Corp	649,754
93,547		Xerox Corp	1,078,597
23,797	*	Zimmer Holdings, Inc	1,536,334
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	60,358,145

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.40%
29,363		AON Corp	$1,320,160
31,825		Hartford Financial Services Group, Inc	1,304,507
53,305		Marsh & McLennan Cos, Inc	1,692,967
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,317,634

INSURANCE CARRIERS - 3.20%
51,268		Aetna, Inc	1,851,287
49,854		Aflac, Inc	2,928,923
57,884		Allstate Corp	2,669,610
280,228	e	American International Group, Inc	933,159
12,500		Assurant, Inc	687,500
38,896		Chubb Corp	2,135,390
15,949		Cincinnati Financial Corp	453,590
43,404		Genworth Financial, Inc (Class A)	373,708
17,528	*	Humana, Inc	722,154
17,700		Leucadia National Corp	804,288
27,387		Lincoln National Corp	1,172,437
37,346		Loews Corp	1,474,794
20,625	e	MBIA, Inc	245,438
72,393	e	Metlife, Inc	4,054,008
16,330	e	MGIC Investment Corp	114,800
26,817		Principal Financial Group	1,166,271
70,103		Progressive Corp	1,219,792
45,588		Prudential Financial, Inc	3,282,336
9,211		Torchmark Corp	550,818
63,429		Travelers Cos, Inc	2,866,991
128,083		UnitedHealth Group, Inc	3,252,027
34,714		UnumProvident Corp	871,321
30,150	e	XL Capital Ltd (Class A)	540,891
		TOTAL INSURANCE CARRIERS	34,371,533

LEATHER AND LEATHER PRODUCTS - 0.09%
36,946	*	Coach, Inc	925,128
		TOTAL LEATHER AND LEATHER PRODUCTS	925,128

METAL MINING - 0.39%
40,206		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,285,711
47,957		Newmont Mining Corp	1,858,813
		TOTAL METAL MINING	4,144,524

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.36%
15,389		Fortune Brands, Inc	882,713
14,366	e	Hasbro, Inc	498,788
39,500		Mattel, Inc	712,580
50,196		Tyco International Ltd	1,757,864
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,851,945

MISCELLANEOUS RETAIL - 1.39%
33,587	*	Amazon.com, Inc	2,443,790
35,676		Best Buy Co, Inc	1,337,850
151,230		CVS Corp	5,090,402
28,182	*	Office Depot, Inc	164,019

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
6,081	e*	Sears Holdings Corp	$568,574
74,564		Staples, Inc	1,677,690
13,787	e	Tiffany & Co	489,714
103,251		Walgreen Co	3,196,651
		TOTAL MISCELLANEOUS RETAIL	14,968,690

MOTION PICTURES - 0.98%
72,182	e	CBS Corp (Class B)	1,052,414
240,594		News Corp (Class A)	2,884,722
372,952		Time Warner, Inc	4,889,401
67,291	*	Viacom, Inc (Class B)	1,671,508
		TOTAL MOTION PICTURES	10,498,045

NONDEPOSITORY INSTITUTIONS - 0.85%
20,300	e	American Capital Ltd	517,853
120,689		American Express Co	4,276,011
39,769	e	Capital One Financial Corp	2,028,219
32,690	e	CIT Group, Inc	227,522
48,716	e	Discover Financial Services	673,255
50,634	*	SLM Corp	624,824
26,480		Textron, Inc	775,334
		TOTAL NONDEPOSITORY INSTITUTIONS	9,123,018

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
11,195	e	Vulcan Materials Co	834,028
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	834,028

OIL AND GAS EXTRACTION - 3.52%
48,944		Anadarko Petroleum Corp	2,374,273
32,377		Baker Hughes, Inc	1,960,104
31,087		BJ Services Co	594,694
23,300	*	Cameron International Corp	897,982
53,455	e	Chesapeake Energy Corp	1,916,896
14,900		ENSCO International, Inc	858,687
90,939	e	Halliburton Co	2,945,514
29,521	*	Nabors Industries Ltd	735,663
43,434	*	National Oilwell Varco, Inc	2,181,690
27,846		Noble Corp	1,222,439
12,500	e	Pioneer Natural Resources Co	653,500
16,800		Range Resources Corp	720,216
12,901	e	Rowan Cos, Inc	394,126
126,402		Schlumberger Ltd	9,870,732
22,497		Smith International, Inc	1,319,224
35,600	*	Southwestern Energy Co	1,087,224
33,661		Transocean, Inc	3,697,324
70,888	*	Weatherford International Ltd	1,782,124
57,787		XTO Energy, Inc	2,688,251
		TOTAL OIL AND GAS EXTRACTION	37,900,663

PAPER AND ALLIED PRODUCTS - 0.44%
10,761		Bemis Co	282,046
44,266		International Paper Co	1,158,884
43,861		Kimberly-Clark Corp	2,843,947
19,091	e	MeadWestvaco Corp	445,011
		TOTAL PAPER AND ALLIED PRODUCTS	4,729,888

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

PERSONAL SERVICES - 0.11%
13,531		Cintas Corp	$388,475
33,345		H&R Block, Inc	758,599
		TOTAL PERSONAL SERVICES	1,147,074

PETROLEUM AND COAL PRODUCTS - 9.21%
35,406		Apache Corp	3,692,138
5,690		Ashland, Inc	166,376
10,932		Cabot Oil & Gas Corp	395,082
216,721		Chevron Corp	17,875,148
160,268		ConocoPhillips	11,739,631
47,121	e	Devon Energy Corp	4,297,435
26,033		EOG Resources, Inc	2,328,912
547,522		Exxon Mobil Corp	42,520,559
29,367		Hess Corp	2,410,443
73,984		Marathon Oil Corp	2,949,742
19,681		Murphy Oil Corp	1,262,339
17,700		Noble Energy, Inc	983,943
86,063		Occidental Petroleum Corp	6,063,138
11,465		Sunoco, Inc	407,925
14,800	e	Tesoro Corp	244,052
56,072	e	Valero Energy Corp	1,698,982
		TOTAL PETROLEUM AND COAL PRODUCTS	99,035,845

PIPELINES, EXCEPT NATURAL GAS - 0.14%
65,065	e	Spectra Energy Corp	1,548,547
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,548,547

PRIMARY METAL INDUSTRIES - 0.80%
12,489		AK Steel Holding Corp	323,715
85,876		Alcoa, Inc	1,939,080
10,885	e	Allegheny Technologies, Inc	321,652
164,115	e	Corning, Inc	2,566,759
32,241		Nucor Corp	1,273,520
14,400		Precision Castparts Corp	1,134,432
10,500	e	Titanium Metals Corp	119,070
12,539		United States Steel Corp	973,152
		TOTAL PRIMARY METAL INDUSTRIES	8,651,380

PRINTING AND PUBLISHING - 0.25%
23,000	e	Gannett Co, Inc	388,930
33,262		McGraw-Hill Cos, Inc	1,051,412
3,486	e	Meredith Corp	97,747
14,063	e	New York Times Co (Class A)	200,960
22,195		R.R. Donnelley & Sons Co	544,443
650		Washington Post Co (Class B)	361,894
		TOTAL PRINTING AND PUBLISHING	2,645,386

RAILROAD TRANSPORTATION - 1.08%
30,629		Burlington Northern Santa Fe Corp	2,831,038
42,648	e	CSX Corp	2,327,301
39,400		Norfolk Southern Corp	2,608,674

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
53,864		Union Pacific Corp	$3,832,962
		TOTAL RAILROAD TRANSPORTATION	11,599,975

REAL ESTATE - 0.03%
22,400	e*	CB Richard Ellis Group, Inc (Class A)	299,488
		TOTAL REAL ESTATE	299,488

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.37%
25,104	e*	Goodyear Tire & Rubber Co	384,342
27,787		Newell Rubbermaid, Inc	479,604
41,332		Nike, Inc (Class B)	2,765,111
16,796		Sealed Air Corp	369,344
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	3,998,401

SECURITY AND COMMODITY BROKERS - 2.37%
23,806		Ameriprise Financial, Inc	909,389
97,869		Charles Schwab Corp	2,544,594
6,974		CME Group, Inc	2,590,911
72,311	e*	E*Trade Financial Corp	202,471
8,616		Federated Investors, Inc (Class B)	248,572
15,974		Franklin Resources, Inc	1,407,789
45,731		Goldman Sachs Group, Inc	5,853,568
8,000	*	IntercontinentalExchange, Inc	645,440
40,300	e	Invesco Ltd	845,494
16,386		Janus Capital Group, Inc	397,852
14,109		Legg Mason, Inc	536,989
159,188		Merrill Lynch & Co, Inc	4,027,456
115,333	e	Morgan Stanley	2,652,659
28,100	e	NYSE Euronext	1,100,958
27,771		T Rowe Price Group, Inc	1,491,580
		TOTAL SECURITY AND COMMODITY BROKERS	25,455,722

STONE, CLAY, AND GLASS PRODUCTS - 0.47%
74,286		3M Co	5,074,477
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	5,074,477

TOBACCO PRODUCTS - 1.59%
217,117		Altria Group, Inc	4,307,601
17,981	e	Lorillard, Inc	1,279,348
217,317		Philip Morris International, Inc	10,452,948
16,403		UST, Inc	1,091,456
		TOTAL TOBACCO PRODUCTS	17,131,353

TRANSPORTATION BY AIR - 0.34%
32,509		FedEx Corp	2,569,511
76,141		Southwest Airlines Co	1,104,806
		TOTAL TRANSPORTATION BY AIR	3,674,317

TRANSPORTATION EQUIPMENT - 2.59%
78,255		Boeing Co	4,487,924
232,958	e*	Ford Motor Co	1,211,382
42,319		General Dynamics Corp	3,115,525
62,971	e	General Motors Corp	595,076
16,384		Genuine Parts Co	658,801

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
12,853		Goodrich Corp	$534,685
24,203	e	Harley-Davidson, Inc	902,772
35,817		Lockheed Martin Corp	3,928,050
35,983		Northrop Grumman Corp	2,178,411
37,646		Paccar, Inc	1,437,701
13,961	*	Pactiv Corp	346,652
44,472		Raytheon Co	2,379,697
101,441		United Technologies Corp	6,092,546
		TOTAL TRANSPORTATION EQUIPMENT	27,869,222

TRANSPORTATION SERVICES - 0.16%
17,900		CH Robinson Worldwide, Inc	912,184
23,100		Expeditors International Washington, Inc	804,804
		TOTAL TRANSPORTATION SERVICES	1,716,988

TRUCKING AND WAREHOUSING - 0.63%
107,304	e	United Parcel Service, Inc (Class B)	6,748,349
		TOTAL TRUCKING AND WAREHOUSING	6,748,349

WATER TRANSPORTATION - 0.15%
46,315		Carnival Corp	1,637,235
		TOTAL WATER TRANSPORTATION	1,637,235

WHOLESALE TRADE-DURABLE GOODS - 0.08%
9,657	*	Patterson Cos, Inc	293,669
6,748		W.W. Grainger, Inc	586,874
		TOTAL WHOLESALE TRADE-DURABLE GOODS	880,543

WHOLESALE TRADE-NONDURABLE GOODS - 0.45%
9,155		Brown-Forman Corp (Class B)	657,421
37,673		Cardinal Health, Inc	1,856,525
16,114	*	Dean Foods Co	376,423
63,315		Sysco Corp	1,952,001
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,842,370

		TOTAL COMMON STOCKS	1,072,194,836
		(Cost $1,149,076,226)

SHORT-TERM INVESTMENTS - 15.60%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 15.60%
167,708,591		State Street Navigator Securities Lending Prime Portfolio	167,708,591
			167,708,591

		TOTAL SHORT-TERM INVESTMENTS	167,708,591
		(Cost $167,708,591)

		TOTAL PORTFOLIO - 115.31%	1,239,903,427
		(Cost $1,316,784,817)

		OTHER ASSETS & LIABILITIES, NET - (15.31)%	(164,658,989)

		NET ASSETS - 100.00%	$1,075,244,438

	*	Non-income producing
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $25,835.
	e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.55%

AMUSEMENT AND RECREATION SERVICES - 0.13%
3,357	*	Penn National Gaming, Inc	$89,195
182	e*	Ticketmaster	1,953
513	e	Warner Music Group Corp	3,899
		TOTAL AMUSEMENT AND RECREATION SERVICES	95,047

APPAREL AND ACCESSORY STORES - 2.35%
3,915		Abercrombie & Fitch Co (Class A)	154,447
5,199	e	American Eagle Outfitters, Inc	79,285
889	e*	AnnTaylor Stores Corp	18,349
10,595		Gap, Inc	188,379
4,074	e*	Hanesbrands, Inc	88,609
10,381	e*	Kohl's Corp	478,356
8,075	e	Limited Brands, Inc	139,859
8,015	e	Nordstrom, Inc	230,992
5,879		Ross Stores, Inc	216,406
5,000	e*	Urban Outfitters, Inc	159,350
		TOTAL APPAREL AND ACCESSORY STORES	1,754,032

APPAREL AND OTHER TEXTILE PRODUCTS - 0.44%
2,736		Guess ?, Inc	95,185
2,003		Phillips-Van Heusen Corp	75,934
2,410	e	Polo Ralph Lauren Corp (Class A)	160,602
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	331,721

AUTO REPAIR, SERVICES AND PARKING - 0.08%
710	e*	Hertz Global Holdings, Inc	5,375
853	e	Ryder System, Inc	52,886
		TOTAL AUTO REPAIR, SERVICES AND PARKING	58,261

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.90%
4,203		Advance Auto Parts	166,691
1,712	*	Autozone, Inc	211,158
9,449	e*	Carmax, Inc	132,286
2,930	*	Copart, Inc	111,340
2,033	*	O'Reilly Automotive, Inc	54,423
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	675,898

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.38%
5,728	e	Fastenal Co	282,906
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	282,906

BUSINESS SERVICES - 9.46%
26,192	*	Activision Blizzard, Inc	404,143
1,135	*	Affiliated Computer Services, Inc (Class A)	57,465
7,492	e*	Akamai Technologies, Inc	130,660

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,962	e*	Alliance Data Systems Corp	$187,732
3,601	*	Amdocs Ltd	98,595
3,728	*	Ansys, Inc	141,179
9,842	e*	Autodesk, Inc	330,199
8,423	*	BMC Software, Inc	241,150
1,786		Brink's Co	108,982
7,803		CA, Inc	155,748
2,945	e*	Cerner Corp	131,465
8,099	e*	Citrix Systems, Inc	204,581
1,230	e*	Clear Channel Outdoor Holdings, Inc (Class A)	16,826
12,736	e*	Cognizant Technology Solutions Corp (Class A)	290,763
6,872	*	Compuware Corp	66,590
1,664	e*	DST Systems, Inc	93,167
14,035	*	Electronic Arts, Inc	519,155
2,900		Equifax, Inc	99,905
1,461	e*	Equinix, Inc	101,481
3,536	e*	F5 Networks, Inc	82,672
1,915	e	Factset Research Systems, Inc	100,059
1,729		Fidelity National Information Services, Inc	31,917
7,229	*	Fiserv, Inc	342,076
2,168	*	HLTH Corp	24,780
1,925	*	IHS, Inc (Class A)	91,707
1,572		IMS Health, Inc	29,727
17,734	e*	Interpublic Group of Cos, Inc	137,439
14,154	*	Intuit, Inc	447,408
7,971	e*	Iron Mountain, Inc	194,572
23,131	e*	Juniper Networks, Inc	487,370
2,632	e*	Kinetic Concepts, Inc	75,249
3,440	e*	Lamar Advertising Co (Class A)	106,262
259		Manpower, Inc	11,178
5,988	*	McAfee, Inc	203,352
5,269	e*	Monster Worldwide, Inc	78,561
6,671	e*	NCR Corp	147,096
7,477	*	Novell, Inc	38,432
7,622	e*	Nuance Communications, Inc	92,912
8,448	e*	Red Hat, Inc	127,311
6,414	e	Robert Half International, Inc	158,747
4,630	e*	Salesforce.com, Inc	224,092
1,333	e*	Sohu.com, Inc	74,315
7,182		Total System Services, Inc	117,785
9,593	e*	Unisys Corp	26,381
8,564	e*	VeriSign, Inc	223,349
550	e*	WebMD Health Corp (Class A)	16,357
		TOTAL BUSINESS SERVICES	7,070,892

CHEMICALS AND ALLIED PRODUCTS - 6.76%
197	e*	Abraxis Bioscience, Inc	13,585
3,947		Albemarle Corp	121,725
443		Alberto-Culver Co	12,067
18,816		Avon Products, Inc	782,181
1,371	e*	Barr Pharmaceuticals, Inc	89,526
4,327	e*	BioMarin Pharmaceuticals, Inc	114,622
5,853		Celanese Corp (Series A)	163,357
3,030	e*	Cephalon, Inc	234,795

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,485		CF Industries Holdings, Inc	$227,278
1,443	*	Charles River Laboratories International, Inc	80,130
1,820		Chemtura Corp	8,299
2,922		Church & Dwight Co, Inc	181,427
1,931		Clorox Co	121,054
7,681	e	Ecolab, Inc	372,682
4,308	e	Estee Lauder Cos (Class A)	215,012
1,337		FMC Corp	68,708
1,340	*	Forest Laboratories, Inc	37,895
1,003	*	Hospira, Inc	38,315
670		Huntsman Corp	8,442
2,628	e*	Idexx Laboratories, Inc	144,014
1,596	*	ImClone Systems, Inc	99,654
3,478	e	International Flavors & Fragrances, Inc	137,242
1,760	e*	Inverness Medical Innovations, Inc	52,800
1,264	e*	Invitrogen Corp	47,779
2,167	e*	Mylan Laboratories, Inc	24,747
5,780	e	Nalco Holding Co	107,161
1,305	*	NBTY, Inc	38,524
3,438		Perrigo Co	132,225
690	e	PPG Industries, Inc	40,241
4,921		Rohm & Haas Co	344,470
1,594		Scotts Miracle-Gro Co (Class A)	37,682
4,744	e*	Sepracor, Inc	86,863
4,418	e	Sherwin-Williams Co	252,533
3,047	e	Sigma-Aldrich Corp	159,724
3,784	*	VCA Antech, Inc	111,514
6,594	e*	Vertex Pharmaceuticals, Inc	219,185
3,992	e*	Warner Chilcott Ltd (Class A)	60,359
2,183	e*	Watson Pharmaceuticals, Inc	62,216
		TOTAL CHEMICALS AND ALLIED PRODUCTS	5,050,033

COAL MINING - 1.16%
3,118	*	Alpha Natural Resources, Inc	160,359
6,361	e	Arch Coal, Inc	209,213
8,058		Consol Energy, Inc	369,782
3,511	e	Massey Energy Co	125,237
		TOTAL COAL MINING	864,591

COMMUNICATIONS - 4.41%
17,482	*	American Tower Corp (Class A)	628,828
1,587	e*	Central European Media Enterprises Ltd (Class A)	103,790
3,133	e*	Clearwire Corp (Class A)	37,220
2,605	e*	Crown Castle International Corp	75,467
2,204	*	CTC Media, Inc	33,060
8,988	*	DISH Network Corp (Class A)	188,748
3,196		Embarq Corp	129,598
3,375	e	Frontier Communications Corp	38,813
3,572		Global Payments, Inc	160,240
455	*	IAC/InterActiveCorp	7,872
202	e*	Leap Wireless International, Inc	7,696
69,235	e*	Level 3 Communications, Inc	186,935
6,877	e*	Liberty Global, Inc (Class A)	208,373
22,776	*	Liberty Media Corp - Entertainment (Series A)	568,717

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
10,704	e*	MetroPCS Communications, Inc	$149,749
3,304	e*	NeuStar, Inc (Class A)	65,717
7,377	*	NII Holdings, Inc (Class B)	279,736
32,813	e	Qwest Communications International, Inc	105,986
4,645	e*	SBA Communications Corp (Class A)	120,166
1,873		Telephone & Data Systems, Inc	66,960
377	e*	US Cellular Corp	17,689
10,025		Windstream Corp	109,674
		TOTAL COMMUNICATIONS	3,291,034

DEPOSITORY INSTITUTIONS - 1.17%
505		Capitol Federal Financial	22,387
7,831	e	Hudson City Bancorp, Inc	144,482
3,785	*	Metavante Technologies, Inc	72,899
8,741		Northern Trust Corp	631,100
		TOTAL DEPOSITORY INSTITUTIONS	870,868

EATING AND DRINKING PLACES - 2.54%
4,290		Brinker International, Inc	76,748
3,396		Burger King Holdings, Inc	83,406
1,511	e*	Chipotle Mexican Grill, Inc (Class A)	83,845
6,166		Darden Restaurants, Inc	176,533
32,093	*	Starbucks Corp	477,223
8,148	e	Tim Hortons, Inc	241,425
14,509		Wendy's/Arby's Group, Inc (Class A)	76,317
20,914		Yum! Brands, Inc	682,006
		TOTAL EATING AND DRINKING PLACES	1,897,503

EDUCATIONAL SERVICES - 0.97%
5,615	*	Apollo Group, Inc (Class A)	332,970
2,652		DeVry, Inc	131,380
1,687	e*	ITT Educational Services, Inc	136,495
623	e	Strayer Education, Inc	124,762
		TOTAL EDUCATIONAL SERVICES	725,607

ELECTRIC, GAS, AND SANITARY SERVICES - 3.67%
29,618	e*	AES Corp	346,234
7,404	e	Allegheny Energy, Inc	272,245
1		Aqua America, Inc	18
15,647	e*	Calpine Corp	203,411
8,885		Centerpoint Energy, Inc	129,454
7,191	e	Constellation Energy Group, Inc	174,741
5,501	*	Covanta Holding Corp	131,694
405	e	DPL, Inc	10,044
6,797	e	El Paso Corp	86,730
678		Energen Corp	30,700
5,107	e*	Mirant Corp	93,407
3,880	e*	NRG Energy, Inc	96,030
16,474	d	PPL Corp	609,867
2,931		Questar Corp	119,937
6,422		Republic Services, Inc	192,532
2,195		Sierra Pacific Resources	21,028
3,816	*	Stericycle, Inc	224,801
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,742,873

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.41%
3,197	e*	Advanced Micro Devices, Inc	$16,784
13,222		Altera Corp	273,431
4,699		Ametek, Inc	191,578
7,725		Amphenol Corp (Class A)	310,082
12,783	e	Analog Devices, Inc	336,832
12,775	e*	Atmel Corp	43,307
2,913	*	Avnet, Inc	71,747
500		AVX Corp	5,095
22,657	e*	Broadcom Corp (Class A)	422,100
3,807	e*	Ciena Corp	38,375
5,823	e	Cooper Industries Ltd (Class A)	232,629
1,816	e*	Cree, Inc	41,368
6,627	*	Cypress Semiconductor Corp	34,593
2,329	*	Dolby Laboratories, Inc (Class A)	81,958
3,274		Eaton Corp	183,933
194	e*	EchoStar Corp (Class A)	4,675
2,528	e*	Energizer Holdings, Inc	203,630
1,853	e	Harman International Industries, Inc	63,132
5,930		Harris Corp	273,966
2,948	*	Integrated Device Technology, Inc	22,935
805	*	International Rectifier Corp	15,311
1,853		Intersil Corp (Class A)	30,723
5,457	e*	JDS Uniphase Corp	46,166
4,185		L-3 Communications Holdings, Inc	411,469
1,224	e	Lincoln Electric Holdings, Inc	78,715
9,774	e	Linear Technology Corp	299,671
20,979	*	LSI Logic Corp	112,447
21,375	e*	Marvell Technology Group Ltd	198,788
10,038	*	MEMC Electronic Materials, Inc	283,674
8,143	e	Microchip Technology, Inc	239,648
3,892	e*	Micron Technology, Inc	15,763
1,536	e	Molex, Inc	34,483
10,099		National Semiconductor Corp	173,804
15,145	e*	NetApp, Inc	276,093
1,328	*	Novellus Systems, Inc	26,082
24,429	*	Nvidia Corp	261,635
17,073	e*	ON Semiconductor Corp	115,413
4,512	e*	Rambus, Inc	57,979
2,041	e*	Silicon Laboratories, Inc	62,659
124,587	e*	Sirius XM Radio, Inc	71,015
1,761	e*	Sunpower Corp (Class A)	124,908
1,817	*	Sunpower Corp (Class B)	125,464
3,221	*	Varian Semiconductor Equipment Associates, Inc	80,912
12,317	e	Xilinx, Inc	288,834
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,283,806

ENGINEERING AND MANAGEMENT SERVICES - 3.46%
4,074	*	Aecom Technology Corp	99,569
5,970	e*	Amylin Pharmaceuticals, Inc	120,713
1,541		Corporate Executive Board Co	48,156
7,822		Fluor Corp	435,685
2,796	e*	Genpact Ltd	29,050

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,374	*	Gen-Probe, Inc	$125,941
4,344	*	Hewitt Associates, Inc (Class A)	158,295
5,367	*	Jacobs Engineering Group, Inc	291,482
5,974		KBR, Inc	91,223
9,979	*	McDermott International, Inc	254,963
14,264		Paychex, Inc	471,140
5,752	e	Quest Diagnostics, Inc	297,206
1,185	*	SAIC, Inc	23,973
3,659	*	Shaw Group, Inc	112,441
769	e*	URS Corp	28,199
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,588,036

FABRICATED METAL PRODUCTS - 0.96%
660	e*	Alliant Techsystems, Inc	62,000
483	e	Aptargroup, Inc	18,890
581		Ball Corp	22,944
7,067	*	Crown Holdings, Inc	156,958
7,393		Parker Hannifin Corp	391,829
804	e	Valmont Industries, Inc	66,483
		TOTAL FABRICATED METAL PRODUCTS	719,104

FOOD AND KINDRED PRODUCTS - 1.21%
4,900		Campbell Soup Co	189,140
7,717		H.J. Heinz Co	385,618
3,377	e*	Hansen Natural Corp	102,154
3,443	e	Hershey Co	136,136
1,917		McCormick & Co, Inc	73,709
1,185		Tyson Foods, Inc (Class A)	14,149
		TOTAL FOOD AND KINDRED PRODUCTS	900,906

FOOD STORES - 0.24%
1,145	e*	Panera Bread Co (Class A)	58,281
6,171	e	Whole Foods Market, Inc	123,605
		TOTAL FOOD STORES	181,886

FORESTRY - 0.03%
408	e	Rayonier, Inc	19,319
		TOTAL FORESTRY	19,319

FURNITURE AND FIXTURES - 0.02%
423	e	Hill-Rom Holdings, Inc	12,821
		TOTAL FURNITURE AND FIXTURES	12,821

FURNITURE AND HOME FURNISHINGS STORES - 0.74%
9,397	e*	Bed Bath & Beyond, Inc	295,160
7,193	*	GameStop Corp (Class A)	246,073
599	e	Williams-Sonoma, Inc	9,692
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	550,925

GENERAL BUILDING CONTRACTORS - 0.06%
12	e*	NVR, Inc	6,864
2,547	e	Pulte Homes, Inc	35,582
		TOTAL GENERAL BUILDING CONTRACTORS	42,446

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 0.92%
3,685	e*	Big Lots, Inc	$102,554
495		Family Dollar Stores, Inc	11,732
18,747		TJX Cos, Inc	572,158
		TOTAL GENERAL MERCHANDISE STORES	686,444

HEALTH SERVICES - 3.06%
996		AmerisourceBergen Corp	37,499
1,693		Cigna Corp	57,528
1,029	e*	Community Health Systems, Inc	30,160
2,774	e*	Covance, Inc	245,249
1,414	*	Coventry Health Care, Inc	46,026
3,831	*	DaVita, Inc	218,405
2,381	e*	Edwards Lifesciences Corp	137,527
9,277	*	Express Scripts, Inc	684,828
7,566	e*	Health Management Associates, Inc (Class A)	31,475
4,904	e*	Laboratory Corp of America Holdings	340,828
3,018	e*	Lincare Holdings, Inc	90,812
382	e	Omnicare, Inc	10,990
1,710	*	Pediatrix Medical Group, Inc	92,203
4,695		Pharmaceutical Product Development, Inc	194,138
11,729	e*	Tenet Healthcare Corp	65,096
		TOTAL HEALTH SERVICES	2,282,764

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.31%
6,361	*	Foster Wheeler Ltd	229,696
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	229,696

HOLDING AND OTHER INVESTMENT OFFICES - 3.07%
1,785	e*	Affiliated Managers Group, Inc	147,887
1,131	e	Apartment Investment & Management Co (Class A)	39,608
1,444	e	Camden Property Trust	66,222
2,127	e	Digital Realty Trust, Inc	100,501
246	e	Essex Property Trust, Inc	29,109
718	e	Federal Realty Investment Trust	61,461
5,288	e	General Growth Properties, Inc	79,849
1,240	e	HCP, Inc	49,761
528		Health Care REIT, Inc	28,105
24,710		iShares Russell Midcap Growth Index Fund	1,073,155
136	e	Kilroy Realty Corp	6,499
3,278	e	Macerich Co	208,645
338	e	Nationwide Health Properties, Inc	12,161
2,483	e	Plum Creek Timber Co, Inc	123,802
2,349	e	Taubman Centers, Inc	117,450
978	e	Ventas, Inc	48,333
2,877		WABCO Holdings, Inc	102,249
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,294,797

HOTELS AND OTHER LODGING PLACES - 1.31%
1,006	e	Boyd Gaming Corp	9,416
599	e	Choice Hotels International, Inc	16,233
12,999	e	Marriott International, Inc (Class A)	339,144
5,023	e*	MGM Mirage	143,156
1,558	e	Orient-Express Hotels Ltd (Class A)	37,595

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
8,207	e	Starwood Hotels & Resorts Worldwide, Inc	$230,945
2,506	e	Wynn Resorts Ltd	204,590
		TOTAL HOTELS AND OTHER LODGING PLACES	981,079

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.38%
2,876	*	AGCO Corp	122,546
2,284	*	Brocade Communications Systems, Inc	13,293
3,252		Bucyrus International, Inc (Class A)	145,299
518	e	Carlisle Cos, Inc	15,524
8,956		Cummins, Inc	391,556
2,382		Diebold, Inc	78,868
3,368	e	Donaldson Co, Inc	141,153
7,296		Dover Corp	295,853
3,767	*	Dresser-Rand Group, Inc	118,547
1,176		Flowserve Corp	104,394
5,646	*	FMC Technologies, Inc	262,821
2,664	e	Graco, Inc	94,865
3,066		IDEX Corp	95,107
2,427		Ingersoll-Rand Co Ltd (Class A)	75,650
13,626		International Game Technology	234,095
6,066		ITT Industries, Inc	337,330
4,697		Jabil Circuit, Inc	44,809
1,094	e*	John Bean Technologies Corp	13,850
4,769		Joy Global, Inc	215,273
694		Kennametal, Inc	18,821
5,117	e*	Lam Research Corp	161,134
2,005		Lennox International, Inc	66,706
5,661	e	Manitowoc Co, Inc	88,029
1,406	*	Oil States International, Inc	49,702
5,490		Pall Corp	188,801
6,461		Rockwell Automation, Inc	241,254
1,769	e*	SanDisk Corp	34,584
2,738	e*	Scientific Games Corp (Class A)	63,029
10,059	e	Seagate Technology, Inc	121,915
2,352	e	SPX Corp	181,104
3,737	*	Teradata Corp	72,872
240		Timken Co	6,804
1,646	e	Toro Co	67,980
5,544	*	Varian Medical Systems, Inc	316,729
9,764	e*	Western Digital Corp	208,168
2,747	*	Zebra Technologies Corp (Class A)	76,504
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,764,969

INSTRUMENTS AND RELATED PRODUCTS - 8.69%
1,997	*	Advanced Medical Optics, Inc	35,507
16,078	*	Agilent Technologies, Inc	476,873
13,451	e	Allergan, Inc	692,727
7,439		Applied Biosystems, Inc	254,786
4,376		Bard (C.R.), Inc	415,151
2,283		Beckman Coulter, Inc	162,070
6,552		Dentsply International, Inc	245,962
6,140	e*	Flir Systems, Inc	235,899
5,547	e	Garmin Ltd	188,265
2,727		Hillenbrand, Inc	54,976

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,660	*	Hologic, Inc	$109,408
5,400	*	Illumina, Inc	218,862
1,700	e*	Intuitive Surgical, Inc	409,666
1,495	e*	Itron, Inc	132,352
7,000	e	Kla-Tencor Corp	221,550
1,497	*	Mettler-Toledo International, Inc	146,706
2,427	e*	Millipore Corp	166,978
2,390		National Instruments Corp	71,819
2,334		PerkinElmer, Inc	58,280
8,255	e	Pitney Bowes, Inc	274,561
3,341	e*	Resmed, Inc	143,663
7,076		Rockwell Collins, Inc	340,285
3,928	e	Roper Industries, Inc	223,739
14,976	*	St. Jude Medical, Inc	651,306
1,700	*	Techne Corp	122,604
5,032	*	Teradyne, Inc	39,300
5,441	e*	Trimble Navigation Ltd	140,704
4,407	*	Waters Corp	256,399
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	6,490,398

INSURANCE AGENTS, BROKERS AND SERVICE - 0.03%
1,063	e	Brown & Brown, Inc	22,982
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	22,982

INSURANCE CARRIERS - 0.51%
1,481		Axis Capital Holdings Ltd	46,962
247	e	Erie Indemnity Co (Class A)	10,441
221	*	Health Net, Inc	5,216
4,225	*	Humana, Inc	174,070
914	*	Philadelphia Consolidated Holding Co	53,533
278	e	Transatlantic Holdings, Inc	15,109
278		W.R. Berkley Corp	6,547
1,917	*	WellCare Health Plans, Inc	69,012
		TOTAL INSURANCE CARRIERS	380,890

JUSTICE, PUBLIC ORDER AND SAFETY - 0.16%
4,948	e*	Corrections Corp of America	122,958
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	122,958

LEATHER AND LEATHER PRODUCTS - 0.50%
15,040	*	Coach, Inc	376,602
		TOTAL LEATHER AND LEATHER PRODUCTS	376,602

LEGAL SERVICES - 0.22%
2,278	*	FTI Consulting, Inc	164,563
		TOTAL LEGAL SERVICES	164,563

METAL MINING - 0.56%
4,710		Cleveland-Cliffs, Inc	249,347
2,035		Foundation Coal Holdings, Inc	72,405
3,356	e*	Patriot Coal Corp	97,492
		TOTAL METAL MINING	419,244

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
2,375	e	Hasbro, Inc	$82,460
987	e*	Intrepid Potash, Inc	29,748
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	112,208

MISCELLANEOUS RETAIL - 1.03%
3,577	e*	Dick's Sporting Goods, Inc	70,038
4,081	*	Dollar Tree, Inc	148,385
182	e*	HSN, Inc	2,004
2,016	e	MSC Industrial Direct Co (Class A)	92,877
5,537	e	Petsmart, Inc	136,819
1,753	e*	Priceline.com, Inc	119,958
5,570	e	Tiffany & Co	197,846
		TOTAL MISCELLANEOUS RETAIL	767,927

MOTION PICTURES - 0.15%
3,574	*	DreamWorks Animation SKG, Inc (Class A)	112,402
		TOTAL MOTION PICTURES	112,402

NONDEPOSITORY INSTITUTIONS - 0.79%
2,340	e	GLG Partners, Inc	12,683
1,104		Lender Processing Services, Inc	33,694
18,181	*	SLM Corp	224,354
10,979		Textron, Inc	321,465
30	e*	Tree.com, Inc	145
		TOTAL NONDEPOSITORY INSTITUTIONS	592,341

OIL AND GAS EXTRACTION - 6.66%
2,526	e*	Atwood Oceanics, Inc	91,946
9,553	*	Cameron International Corp	368,173
1,172	*	CNX Gas Corp	26,241
1,458	e*	Continental Resources, Inc	57,197
10,836	*	Denbury Resources, Inc	206,317
3,050	e	Diamond Offshore Drilling, Inc	314,333
683	*	Encore Acquisition Co	28,536
5,939		ENSCO International, Inc	342,265
5,764		Equitable Resources, Inc	211,424
3,199	e*	Global Industries Ltd	22,201
339	e*	Helix Energy Solutions Group, Inc	8,231
800	*	Key Energy Services, Inc	9,280
2,740	e*	Mariner Energy, Inc	56,170
1,859	*	Nabors Industries Ltd	46,326
11,856	e	Noble Corp	520,478
2,387	e*	Oceaneering International, Inc	127,275
4,278	e	Patterson-UTI Energy, Inc	85,646
10,431	e*	PetroHawk Energy Corp	225,623
4,228	*	Plains Exploration & Production Co	148,656
5,289	*	Pride International, Inc	156,607
4,600	*	Quicksilver Resources, Inc	90,298
6,800		Range Resources Corp	291,516
1,797	e	Rowan Cos, Inc	54,898
98	e*	SEACOR Holdings, Inc	7,737
9,511		Smith International, Inc	557,725
15,084	*	Southwestern Energy Co	460,665
1,192	e	St. Mary Land & Exploration Co	42,495

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,497	*	Superior Energy Services	$108,897
3,535	*	Tetra Technologies, Inc	48,960
127		Tidewater, Inc	7,031
1,632	*	Unit Corp	81,306
1,413	e	W&T Offshore, Inc	38,561
1,828	*	Whiting Petroleum Corp	130,263
		TOTAL OIL AND GAS EXTRACTION	4,973,277

PAPER AND ALLIED PRODUCTS - 0.16%
1,525		Greif, Inc (Class A)	100,070
965		Packaging Corp of America	22,369
		TOTAL PAPER AND ALLIED PRODUCTS	122,439

PERSONAL SERVICES - 0.51%
14,341		H&R Block, Inc	326,258
1,421	e	Weight Watchers International, Inc	52,009
		TOTAL PERSONAL SERVICES	378,267

PETROLEUM AND COAL PRODUCTS - 1.50%
1,956		Cabot Oil & Gas Corp	70,690
4,424	e	Frontier Oil Corp	81,490
1,974	e	Holly Corp	57,088
8,384		Murphy Oil Corp	537,750
464		Noble Energy, Inc	25,794
4,478	*	SandRidge Energy, Inc	87,769
3,044	e	Sunoco, Inc	108,305
1,951	e	Tesoro Corp	32,172
2,463		Walter Industries, Inc	116,869
		TOTAL PETROLEUM AND COAL PRODUCTS	1,117,927

PRIMARY METAL INDUSTRIES - 1.40%
5,032		AK Steel Holding Corp	130,429
4,566	e	Allegheny Technologies, Inc	134,925
134		Carpenter Technology Corp	3,437
737	e*	Century Aluminum Co	20,408
3,031	e*	CommScope, Inc	104,994
2,366	e*	General Cable Corp	84,301
1,124		Hubbell, Inc (Class B)	39,396
6,136		Precision Castparts Corp	483,394
107	e	Schnitzer Steel Industries, Inc (Class A)	4,199
2,108	e	Steel Dynamics, Inc	36,026
655	e	Titanium Metals Corp	7,428
		TOTAL PRIMARY METAL INDUSTRIES	1,048,937

PRINTING AND PUBLISHING - 0.68%
1,733	e	Dun & Bradstreet Corp	163,526
1,789		John Wiley & Sons, Inc (Class A)	72,365
7,038	e	McGraw-Hill Cos, Inc	222,471
1,993	*	MSCI, Inc (Class A)	47,832
		TOTAL PRINTING AND PUBLISHING	506,194

RAILROAD TRANSPORTATION - 0.20%
3,347	e*	Kansas City Southern Industries, Inc	148,473
		TOTAL RAILROAD TRANSPORTATION	148,473

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
REAL ESTATE - 0.36%
2,883	e*	CB Richard Ellis Group, Inc (Class A)	$38,546
3,300	e	Forest City Enterprises, Inc (Class A)	101,211
3,341	e*	St. Joe Co	130,600
		TOTAL REAL ESTATE	270,357

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.14%
6,818	e*	Goodyear Tire & Rubber Co	104,384
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	104,384

SECURITY AND COMMODITY BROKERS - 2.93%
6,194		Broadridge Financial Solutions, Inc	95,326
5,493	e*	E*Trade Financial Corp	15,380
4,368	e	Eaton Vance Corp	153,885
3,858	e	Federated Investors, Inc (Class B)	111,303
3,098	*	IntercontinentalExchange, Inc	249,947
1,966	e	Invesco Ltd	41,247
1,738	*	Investment Technology Group, Inc	52,887
6,790	e	Janus Capital Group, Inc	164,861
3,329	e	Lazard Ltd (Class A)	142,348
2,300	e*	MF Global Ltd	9,982
746	e*	Morningstar, Inc	41,381
3,349	e*	Nasdaq Stock Market, Inc	102,379
5,897		SEI Investments Co	130,913
11,430	e	T Rowe Price Group, Inc	613,905
10,807	*	TD Ameritrade Holding Corp	175,073
3,613		Waddell & Reed Financial, Inc (Class A)	89,422
		TOTAL SECURITY AND COMMODITY BROKERS	2,190,239

SPECIAL TRADE CONTRACTORS - 0.21%
5,887	e*	Quanta Services, Inc	159,008
		TOTAL SPECIAL TRADE CONTRACTORS	159,008

STONE, CLAY, AND GLASS PRODUCTS - 0.31%
1,577	e	Eagle Materials, Inc	35,277
6,445	e	Gentex Corp	92,163
2,106	*	Owens-Illinois, Inc	61,916
1,677	e*	USG Corp	42,931
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	232,287

TOBACCO PRODUCTS - 0.39%
4,045		Lorillard, Inc	287,802
		TOTAL TOBACCO PRODUCTS	287,802

TRANSPORTATION BY AIR - 0.19%
5,776	e*	AMR Corp	56,720
1,036		Copa Holdings S.A. (Class A)	33,670
6,512	e*	Delta Air Lines, Inc	48,514
		TOTAL TRANSPORTATION BY AIR	138,904

TRANSPORTATION EQUIPMENT - 1.10%
3,962	*	BE Aerospace, Inc	62,718
5,502		Goodrich Corp	228,883

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
9,243	e	Harley-Davidson, Inc	$344,764
3,712		Harsco Corp	138,049
2,623	e	Oshkosh Truck Corp	34,519
443	e	Thor Industries, Inc	10,995
		TOTAL TRANSPORTATION EQUIPMENT	819,928

TRANSPORTATION SERVICES - 1.06%
7,510		CH Robinson Worldwide, Inc	382,710
9,385		Expeditors International Washington, Inc	326,973
242		GATX Corp	9,576
182	*	Interval Leisure Group, Inc	1,893
4,136		UTI Worldwide, Inc	70,395
		TOTAL TRANSPORTATION SERVICES	791,547

TRUCKING AND WAREHOUSING - 0.31%
388	e	Con-way, Inc	17,115
3,419	e	J.B. Hunt Transport Services, Inc	114,092
2,336		Landstar System, Inc	102,924
		TOTAL TRUCKING AND WAREHOUSING	234,131

WATER TRANSPORTATION - 0.26%
2,162	e	Frontline Ltd	103,927
2,444	e*	Kirby Corp	92,725
		TOTAL WATER TRANSPORTATION	196,652

WHOLESALE TRADE-DURABLE GOODS - 1.28%
410	*	Arrow Electronics, Inc	10,750
4,465		BorgWarner, Inc	146,318
6,100	e*	LKQ Corp	103,517
1,687	e	Martin Marietta Materials, Inc	188,910
5,335	*	Patterson Cos, Inc	162,237
287	*	Tech Data Corp	8,567
3,375		W.W. Grainger, Inc	293,524
1,408	*	WESCO International, Inc	45,309
		TOTAL WHOLESALE TRADE-DURABLE GOODS	959,132

WHOLESALE TRADE-NONDURABLE GOODS - 1.51%
3,566		Airgas, Inc	177,052
3,029	e*	Bare Escentuals, Inc	32,925
2,722	e	Brown-Forman Corp (Class B)	195,467
1,834	*	Central European Distribution Corp	83,282
4,781	*	Dean Foods Co	111,684
4,794	*	Endo Pharmaceuticals Holdings, Inc	95,880
3,727	*	Henry Schein, Inc	200,662
2,880		Herbalife Ltd	113,818
4,023		Terra Industries, Inc	118,276
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,129,046

		TOTAL COMMON STOCKS	73,621,710
		(Cost $81,155,913)

SHORT-TERM INVESTMENTS - 29.49%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 29.49%
22,030,041		State Street Navigator Securities Lending Prime Portfolio	22,030,041
			22,030,041

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

		VALUE
	TOTAL SHORT-TERM INVESTMENTS	$22,030,041
	(Cost $22,030,041)

	TOTAL PORTFOLIO - 128.04%	95,651,751
	(Cost $103,185,954)
	OTHER ASSETS & LIABILITIES, NET	(20,945,781)

	NET ASSETS - 100.00%	$74,705,970

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $6,830.
e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.39%

AMUSEMENT AND RECREATION SERVICES - 0.11%
3,788		International Speedway Corp (Class A)	$147,391
3,744	e*	Ticketmaster	40,173
4,637	e	Warner Music Group Corp	35,241
		TOTAL AMUSEMENT AND RECREATION SERVICES	222,805

APPAREL AND ACCESSORY STORES - 0.80%
6,349	e	American Eagle Outfitters, Inc	96,822
4,412	*	AnnTaylor Stores Corp	91,064
19,120		Foot Locker, Inc	308,979
30,405		Gap, Inc	540,601
9,011	*	Kohl's Corp	415,227
12,059		Limited Brands, Inc	208,862
		TOTAL APPAREL AND ACCESSORY STORES	1,661,555

APPAREL AND OTHER TEXTILE PRODUCTS - 0.60%
10,421	e	Jones Apparel Group, Inc	192,893
11,679	e	Liz Claiborne, Inc	191,886
792		Phillips-Van Heusen Corp	30,025
10,791		VF Corp	834,252
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,249,056

AUTO REPAIR, SERVICES AND PARKING - 0.29%
2,623	e*	Federal Mogul Corp (Class A)	32,918
37,412	*	Hertz Global Holdings, Inc	283,209
4,608	e	Ryder System, Inc	285,696
		TOTAL AUTO REPAIR, SERVICES AND PARKING	601,823

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.24%
14,708	e*	Autonation, Inc	165,318
10,306	*	O'Reilly Automotive, Inc	275,891
5,817	e	Penske Auto Group, Inc	66,721
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	507,930

BUSINESS SERVICES - 2.98%
8,014	*	Affiliated Computer Services, Inc (Class A)	405,749
13,977	*	Amdocs Ltd	382,690
12,382	*	Avis Budget Group, Inc	71,073
25,384		CA, Inc	506,664
31,896	*	Cadence Design Systems, Inc	215,617
990	e*	Clear Channel Outdoor Holdings, Inc (Class A)	13,543
18,679	*	Computer Sciences Corp	750,709
14,177	e*	Compuware Corp	137,375
15,447	*	Convergys Corp	228,307
921	e*	DST Systems, Inc	51,567

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,337		Equifax, Inc	$252,760
25,620	*	Expedia, Inc	387,118
18,643		Fidelity National Information Services, Inc	344,150
16,545	*	HLTH Corp	189,109
17,825		IMS Health, Inc	337,071
8,486	e*	Interpublic Group of Cos, Inc	65,766
8,949		Manpower, Inc	386,239
1,812	*	McAfee, Inc	61,535
2,148	*	NCR Corp	47,363
25,497	*	Novell, Inc	131,055
96,729	e*	Sun Microsystems, Inc	735,140
17,450	*	Synopsys, Inc	348,128
18,965	*	Unisys Corp	52,154
7,713	e*	United Rentals, Inc	117,546
		TOTAL BUSINESS SERVICES	6,218,428

CHEMICALS AND ALLIED PRODUCTS - 4.77%
9,486		Alberto-Culver Co	258,399
13,086		Avery Dennison Corp	582,065
9,351	*	Barr Pharmaceuticals, Inc	610,620
7,819		Cabot Corp	248,488
2,301		Celanese Corp (Series A)	64,221
4,698	*	Charles River Laboratories International, Inc	260,880
28,135		Chemtura Corp	128,296
11,747		Clorox Co	736,419
5,755		Cytec Industries, Inc	223,927
9,406		Eastman Chemical Co	517,894
5,681		FMC Corp	291,947
34,444	*	Forest Laboratories, Inc	974,076
16,650	*	Hospira, Inc	636,030
18,713	e	Huntsman Corp	235,784
3,209	*	ImClone Systems, Inc	200,370
4,982	e*	Inverness Medical Innovations, Inc	149,460
7,744	e*	Invitrogen Corp	292,723
30,498	*	King Pharmaceuticals, Inc	292,171
8,382		Lubrizol Corp	361,599
30,696	e*	Mylan Laboratories, Inc	350,548
1,066		Nalco Holding Co	19,764
3,224	*	NBTY, Inc	95,172
18,006		PPG Industries, Inc	1,050,110
2,600		Rohm & Haas Co	182,000
15,788		RPM International, Inc	305,340
1,267		Scotts Miracle-Gro Co (Class A)	29,952
7,487		Sigma-Aldrich Corp	392,469
12,163		Valspar Corp	271,113
6,646	*	Watson Pharmaceuticals, Inc	189,411
		TOTAL CHEMICALS AND ALLIED PRODUCTS	9,951,248

COMMUNICATIONS - 3.01%
27,364		Cablevision Systems Corp (Class A)	688,478
13,184		CenturyTel, Inc	483,194
795	e*	Clearwire Corp (Class A)	9,445
27,657	*	Crown Castle International Corp	801,223
9,058		Embarq Corp	367,302

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
30,673	e	Frontier Communications Corp	$352,739
3,100	e	Hearst-Argyle Television, Inc	69,223
10,260	*	IAC/InterActiveCorp	177,498
6,009	*	Leap Wireless International, Inc	228,943
21,282	e*	Liberty Global, Inc (Class A)	644,845
13,998	*	Liberty Media Corp - Capital (Series A)	187,293
73,493	*	Liberty Media Holding Corp (Interactive A)	948,795
93,045	e	Qwest Communications International, Inc	300,535
10,493		Scripps Networks Interactive (Class A)	381,001
7,404		Telephone & Data Systems, Inc	264,693
1,386	*	US Cellular Corp	65,031
28,515		Windstream Corp	311,954
		TOTAL COMMUNICATIONS	6,282,192

DEPOSITORY INSTITUTIONS - 6.34%
15,766	e	Associated Banc-Corp	314,532
10,343		Astoria Financial Corp	214,410
10,127	e	Bancorpsouth, Inc	284,873
5,888		Bank of Hawaii Corp	314,714
2,658	e	BOK Financial Corp	128,674
1,612		Capitol Federal Financial	71,460
5,066		City National Corp	275,084
18,840	e	Comerica, Inc	617,764
7,288		Commerce Bancshares, Inc	338,163
7,179		Cullen/Frost Bankers, Inc	430,740
62,177	e	Fifth Third Bancorp	739,906
791		First Citizens Bancshares, Inc (Class A)	141,589
24,977	e	First Horizon National Corp	233,787
21,252	e	Fulton Financial Corp	231,859
41,962		Hudson City Bancorp, Inc	774,199
46,182	e	Huntington Bancshares, Inc	368,994
60,902		Keycorp	727,170
8,057	e	M&T Bank Corp	719,087
32,014	e	Marshall & Ilsley Corp	645,082
94,101	e	National City Corp	164,677
42,431	e	New York Community Bancorp, Inc	712,416
2,495		Northern Trust Corp	180,139
42,658		People's United Financial, Inc	821,167
34,760		Popular, Inc	288,160
85,979	e	Regions Financial Corp	825,398
54,859	e	Sovereign Bancorp, Inc	216,693
34,760	e	Synovus Financial Corp	359,766
15,428	e	TCF Financial Corp	277,704
13,077	e	TFS Financial Corp	163,724
16,514	e	Valley National Bancorp	346,133
11,008	e	Washington Federal, Inc	203,098
6,546	e	Webster Financial Corp	165,287
7,941	e	Whitney Holding Corp	192,569
8,397	e	Wilmington Trust Corp	242,086
13,239	e	Zions Bancorporation	512,349
		TOTAL DEPOSITORY INSTITUTIONS	13,243,453

EDUCATIONAL SERVICES - 0.09%
11,201	*	Career Education Corp	183,136
		TOTAL EDUCATIONAL SERVICES	183,136

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
ELECTRIC, GAS, AND SANITARY SERVICES - 12.86%
9,393		AGL Resources, Inc	$294,752
13,884		Alliant Energy Corp	447,204
47,713	*	Allied Waste Industries, Inc	530,091
25,930		Ameren Corp	1,012,048
49,655		American Electric Power Co, Inc	1,838,725
7,533		American Water Works Co, Inc	161,960
16,325		Aqua America, Inc	290,259
11,428		Atmos Energy Corp	304,213
15,450		Centerpoint Energy, Inc	225,107
27,851	e	CMS Energy Corp	347,302
33,683	e	Consolidated Edison, Inc	1,447,022
1,775		Constellation Energy Group, Inc	43,133
12,994	e	DPL, Inc	322,251
20,133		DTE Energy Co	807,736
61,315	e*	Dynegy, Inc (Class A)	219,508
40,296		Edison International	1,607,810
68,258		El Paso Corp	870,972
7,135		Energen Corp	323,073
14,574		Great Plains Energy, Inc	323,834
10,625	e	Hawaiian Electric Industries, Inc	309,294
9,449	e	Integrys Energy Group, Inc	471,883
22,640		MDU Resources Group, Inc	656,560
8,205	e*	Mirant Corp	150,069
10,052	e	National Fuel Gas Co	423,993
33,882		NiSource, Inc	500,098
19,217		Northeast Utilities	492,916
18,053	e*	NRG Energy, Inc	446,812
13,475		NSTAR	451,413
11,604		OGE Energy Corp	358,331
12,897		Oneok, Inc	443,657
24,890		Pepco Holdings, Inc	570,230
44,218		PG&E Corp	1,655,964
12,403		Pinnacle West Capital Corp	426,787
32,295		Progress Energy, Inc	1,392,883
15,978		Puget Energy, Inc	426,613
13,261		Questar Corp	542,640
42,384	*	Reliant Energy, Inc	311,522
1,488		Republic Services, Inc	44,610
14,453		SCANA Corp	562,655
30,932		Sempra Energy	1,561,138
21,329	e	Sierra Pacific Resources	204,332
13,340		Southern Union Co	275,471
26,499		TECO Energy, Inc	416,829
13,023		UGI Corp	335,733
9,978		Vectren Corp	277,887
14,643		Wisconsin Energy Corp	657,471
53,315		Xcel Energy, Inc	1,065,767
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	26,850,558

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.06%
15,029	e*	ADC Telecommunications, Inc	126,995

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
66,559	e*	Advanced Micro Devices, Inc	$349,435
21,918	*	Atmel Corp	74,302
10,540	*	Avnet, Inc	259,600
4,888	e	AVX Corp	49,809
5,124		Cooper Industries Ltd (Class A)	204,704
6,398	e*	Cree, Inc	145,746
11,096		Eaton Corp	623,373
4,964	e*	EchoStar Corp (Class A)	119,632
14,816	*	Fairchild Semiconductor International, Inc	131,714
2,080	e	Harman International Industries, Inc	70,866
11,212	*	Integrated Device Technology, Inc	87,229
6,922	*	International Rectifier Corp	131,656
10,015		Intersil Corp (Class A)	166,049
8,749	e*	Jarden Corp	205,164
12,212	*	JDS Uniphase Corp	103,314
3,398		L-3 Communications Holdings, Inc	334,091
1,707		Lincoln Electric Holdings, Inc	109,777
18,149	*	LSI Logic Corp	97,279
84,362	e*	Micron Technology, Inc	341,666
11,991	e	Molex, Inc	269,198
8,575	*	Novellus Systems, Inc	168,413
16,418	e*	QLogic Corp	252,180
16,164		RadioShack Corp	279,314
4,952		Teleflex, Inc	314,402
48,769	e*	Tellabs, Inc	198,002
7,102	*	Thomas & Betts Corp	277,475
23,040	*	Vishay Intertechnology, Inc	152,525
9,327	e	Whirlpool Corp	739,538
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,383,448

ENGINEERING AND MANAGEMENT SERVICES - 0.86%
1,208	*	Aecom Technology Corp	29,523
873	e*	Genpact Ltd	9,070
3,804		KBR, Inc	58,087
24,291	e	Moody's Corp	825,894
3,561	e	Quest Diagnostics, Inc	183,997
18,937	*	SAIC, Inc	383,096
8,431	*	URS Corp	309,165
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,798,832

FABRICATED METAL PRODUCTS - 1.21%
2,288	e*	Alliant Techsystems, Inc	214,935
6,971		Aptargroup, Inc	272,636
10,467		Ball Corp	413,342
14,128		Commercial Metals Co	238,622
6,251		Crane Co	185,717
12,219	e	Pentair, Inc	422,411
7,155		Snap-On, Inc	376,782
9,630		Stanley Works	401,956
		TOTAL FABRICATED METAL PRODUCTS	2,526,401

FOOD AND KINDRED PRODUCTS - 4.93%
15,040	e	Bunge Ltd	950,227
13,654		Campbell Soup Co	527,044

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
39,412		Coca-Cola Enterprises, Inc	$660,939
56,046		ConAgra Foods, Inc	1,090,655
22,807	*	Constellation Brands, Inc (Class A)	489,438
9,144	e	Corn Products International, Inc	295,168
24,664		Del Monte Foods Co	192,379
31,348	*	Dr Pepper Snapple Group, Inc	830,095
17,337		H.J. Heinz Co	866,330
9,606	e	Hershey Co	379,821
8,725		Hormel Foods Corp	316,543
6,820		J.M. Smucker Co	345,706
8,612		McCormick & Co, Inc	331,131
14,296		Molson Coors Brewing Co (Class B)	668,338
16,918		Pepsi Bottling Group, Inc	493,498
7,449		PepsiAmericas, Inc	154,343
87,407		Sara Lee Corp	1,103,950
14,218	e*	Smithfield Foods, Inc	225,782
30,716		Tyson Foods, Inc (Class A)	366,749
		TOTAL FOOD AND KINDRED PRODUCTS	10,288,136

FOOD STORES - 0.89%
54,350	e	Safeway, Inc	1,289,182
26,059		Supervalu, Inc	565,480
		TOTAL FOOD STORES	1,854,662

FORESTRY - 0.95%
8,636	e	Rayonier, Inc	408,915
26,066		Weyerhaeuser Co	1,579,078
		TOTAL FORESTRY	1,987,993

FURNITURE AND FIXTURES - 0.70%
6,585	e	Hill-Rom Holdings, Inc	199,591
20,564	e	Leggett & Platt, Inc	448,090
44,764	e	Masco Corp	803,066
		TOTAL FURNITURE AND FIXTURES	1,450,747

FURNITURE AND HOME FURNISHINGS STORES - 0.42%
5,639	e*	Bed Bath & Beyond, Inc	177,121
6,786	e*	Mohawk Industries, Inc	457,309
7,047	e	Steelcase, Inc (Class A)	75,755
10,073	e	Williams-Sonoma, Inc	162,981
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	873,166

GENERAL BUILDING CONTRACTORS - 1.12%
15,517		Centex Corp	251,375
39,054	e	DR Horton, Inc	508,483
9,499	e	KB Home	186,940
16,789	e	Lennar Corp (Class A)	255,025
4,265	e	MDC Holdings, Inc	156,056
477	e*	NVR, Inc	272,844
20,727	e	Pulte Homes, Inc	289,556
16,457	e*	Toll Brothers, Inc	415,210
		TOTAL GENERAL BUILDING CONTRACTORS	2,335,489

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 1.28%
7,369	e*	BJ's Wholesale Club, Inc	$286,359
15,908		Family Dollar Stores, Inc	377,020
27,436		JC Penney Co, Inc	914,716
52,114		Macy's, Inc	937,010
18,056	e*	Saks, Inc	167,018
		TOTAL GENERAL MERCHANDISE STORES	2,682,123

HEALTH SERVICES - 1.83%
17,459		AmerisourceBergen Corp	657,331
4,686	e	Brookdale Senior Living, Inc	103,045
29,853		Cigna Corp	1,014,405
9,271	*	Community Health Systems, Inc	271,733
14,861	*	Coventry Health Care, Inc	483,725
2,370	*	DaVita, Inc	135,114
9,769	*	Health Management Associates, Inc (Class A)	40,639
6,705	e*	LifePoint Hospitals, Inc	215,499
730	e*	Lincare Holdings, Inc	21,966
12,567	e	Omnicare, Inc	361,552
755	*	Pediatrix Medical Group, Inc	40,709
26,812	e*	Tenet Healthcare Corp	148,807
5,855		Universal Health Services, Inc (Class B)	328,056
		TOTAL HEALTH SERVICES	3,822,581

HOLDING AND OTHER INVESTMENT OFFICES - 11.44%
3,932	e	Alexandria Real Estate Equities, Inc	442,350
22,069	e	Allied Capital Corp	238,345
12,318	e	AMB Property Corp	558,005
66,479		Annaly Mortgage Management, Inc	894,143
7,996	e	Apartment Investment & Management Co (Class A)	280,020
9,472	e	AvalonBay Communities, Inc	932,234
14,727	e	Boston Properties, Inc	1,379,331
10,598		Brandywine Realty Trust	169,886
5,917	e	BRE Properties, Inc (Class A)	289,933
2,463	e	Camden Property Trust	112,953
8,401	e	CBL & Associates Properties, Inc	168,692
14,826	e	Developers Diversified Realty Corp	469,836
2,727	e	Digital Realty Trust, Inc	128,851
14,989		Douglas Emmett, Inc	345,796
18,074		Duke Realty Corp	444,259
33,388	e	Equity Residential	1,482,761
2,517	e	Essex Property Trust, Inc	297,837
5,192	e	Federal Realty Investment Trust	444,435
13,286	e	General Growth Properties, Inc	200,619
27,446	e	HCP, Inc	1,101,408
10,337		Health Care REIT, Inc	550,282
11,616		Hospitality Properties Trust	238,360
64,636	e	Host Marriott Corp	859,012
27,885		HRPT Properties Trust	192,128
38,298		iShares Russell Midcap Value Index Fund	1,502,048
19,117	e	iStar Financial, Inc	49,704
3,670	e	Kilroy Realty Corp	175,389
26,697	e	Kimco Realty Corp	986,187
11,338		Liberty Property Trust	426,876
8,125		Mack-Cali Realty Corp	275,194

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
10,815		Nationwide Health Properties, Inc	$389,124
14,209	e	Plum Creek Timber Co, Inc	708,461
32,385	e	Prologis	1,336,529
15,596	e	Public Storage, Inc	1,544,160
8,642	e	Regency Centers Corp	576,335
7,155	e	SL Green Realty Corp	463,644
16,233	e	UDR, Inc	424,493
13,292	e	Ventas, Inc	656,891
36,325	e	Virgin Media, Inc	286,968
16,840		Vornado Realty Trust	1,531,598
9,088	e	Weingarten Realty Investors	324,169
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	23,879,246

HOTELS AND OTHER LODGING PLACES - 0.25%
6,111	e	Boyd Gaming Corp	57,199
2,690	e	Choice Hotels International, Inc	72,899
809	e*	MGM Mirage	23,057
806	e	Orient-Express Hotels Ltd (Class A)	19,449
22,272		Wyndham Worldwide Corp	349,893
		TOTAL HOTELS AND OTHER LODGING PLACES	522,497

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.68%
3,268	*	AGCO Corp	139,249
7,570	e	Black & Decker Corp	459,878
39,719	*	Brocade Communications Systems, Inc	231,165
6,749	e	Carlisle Cos, Inc	202,268
1,652		Diebold, Inc	54,698
2,837		Dover Corp	115,040
3,850		Flowserve Corp	341,765
6,535	*	Gardner Denver, Inc	226,895
995		IDEX Corp	30,865
31,922		Ingersoll-Rand Co Ltd (Class A)	995,009
5,364		ITT Industries, Inc	298,292
13,345		Jabil Circuit, Inc	127,311
7,455		Kennametal, Inc	202,197
1,174	e*	Lam Research Corp	36,969
10,699	e*	Lexmark International, Inc (Class A)	348,466
1,973	*	Oil States International, Inc	69,746
22,565	e*	SanDisk Corp	441,146
31,692		Seagate Technology, Inc	384,107
11,236	*	Teradata Corp	219,102
12,461	*	Terex Corp	380,310
9,493		Timken Co	269,127
480	*	Zebra Technologies Corp (Class A)	13,368
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,586,973

INSTRUMENTS AND RELATED PRODUCTS - 1.54%
790	e*	Advanced Medical Optics, Inc	14,046
1,435		Beckman Coulter, Inc	101,871
5,638	e	Cooper Cos, Inc	195,977
5,209	e	DRS Technologies, Inc	399,791
35,658	e	Eastman Kodak Co	548,420
15,647	*	Hologic, Inc	302,457
1,202	e	Kla-Tencor Corp	38,043

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,150		PerkinElmer, Inc	$203,506
2,469		Pitney Bowes, Inc	82,119
7,074	*	Teradyne, Inc	55,248
111,241		Xerox Corp	1,282,609
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,224,087

INSURANCE AGENTS, BROKERS AND SERVICE - 2.20%
34,314		AON Corp	1,542,757
10,672		Brown & Brown, Inc	230,729
11,432	e	Gallagher (Arthur J.) & Co	293,345
63,293		Marsh & McLennan Cos, Inc	2,010,186
1,117		White Mountains Insurance Group Ltd	524,711
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,601,728

INSURANCE CARRIERS - 9.13%
663	*	Alleghany Corp	241,995
6,024		Allied World Assurance Holdings Ltd	213,972
9,421		American Financial Group, Inc	277,919
1,948		American National Insurance Co	168,171
5,849	*	Arch Capital Group Ltd	427,152
14,626		Assurant, Inc	804,430
14,379		Axis Capital Holdings Ltd	455,958
18,001		Cincinnati Financial Corp	511,948
3,303		CNA Financial Corp	86,671
23,171	*	Conseco, Inc	81,562
6,439		Endurance Specialty Holdings Ltd	199,094
3,577	e	Erie Indemnity Co (Class A)	151,200
7,628		Everest Re Group Ltd	660,051
26,482		Fidelity National Title Group, Inc (Class A)	389,285
11,455	e	First American Corp	337,923
53,536		Genworth Financial, Inc (Class A)	460,945
6,188		Hanover Insurance Group, Inc	281,678
14,192		HCC Insurance Holdings, Inc	383,184
12,450	*	Health Net, Inc	293,820
9,173	*	Humana, Inc	377,928
21,754	e	Leucadia National Corp	988,502
32,037		Lincoln National Corp	1,371,504
1,217	*	Markel Corp	427,776
27,020	e	MBIA, Inc	321,538
3,270	e	Mercury General Corp	179,033
15,476	e	MGIC Investment Corp	108,796
5,696	e	Nationwide Financial Services, Inc (Class A)	280,984
28,517	e	Old Republic International Corp	363,592
3,547	e	OneBeacon Insurance Group Ltd (Class A)	75,019
6,841		PartnerRe Ltd	465,804
4,532	*	Philadelphia Consolidated Holding Co	265,439
32,027		Principal Financial Group	1,392,854
83,788		Progressive Corp	1,457,911
8,599		Protective Life Corp	245,157
7,203	e	Reinsurance Group of America, Inc (Class A)	388,962
7,823		RenaissanceRe Holdings Ltd	406,796
6,078		Stancorp Financial Group, Inc	316,056
11,187		Torchmark Corp	668,983
2,347		Transatlantic Holdings, Inc	127,559

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,110		Unitrin, Inc	$127,443
42,868		UnumProvident Corp	1,075,987
16,761		W.R. Berkley Corp	394,721
184		Wesco Financial Corp	65,688
40,885		XL Capital Ltd (Class A)	733,477
		TOTAL INSURANCE CARRIERS	19,054,467

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
1,589	*	Corrections Corp of America	39,487
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	39,487

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.11%
2,393	e	Armstrong World Industries, Inc	69,158
18,970		Fortune Brands, Inc	1,088,119
8,855	e	Hasbro, Inc	307,446
1,804	e*	Intrepid Potash, Inc	54,373
44,748		Mattel, Inc	807,254
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,326,350

MISCELLANEOUS RETAIL - 0.69%
4,664	e	Barnes & Noble, Inc	121,637
3,744	e*	HSN, Inc	41,221
35,062	*	Office Depot, Inc	204,061
9,711	e	OfficeMax, Inc	86,331
58,388	e,v*	Rite Aid Corp	47,294
7,363	e*	Sears Holdings Corp	688,441
10,560	e	Signet Jewelers Ltd	246,893
		TOTAL MISCELLANEOUS RETAIL	1,435,878

MOTION PICTURES - 0.84%
2,211	*	Ascent Media Corp (Series A)	53,983
72,991	e	CBS Corp (Class B)	1,064,209
17,535	*	Discovery Communications, Inc (Class A)	249,874
16,715	*	Discovery Communications, Inc (Class C)	236,684
9,307	e	Regal Entertainment Group (Class A)	146,864
		TOTAL MOTION PICTURES	1,751,614

NONDEPOSITORY INSTITUTIONS - 1.23%
25,101	e	American Capital Ltd	640,327
14,233	e*	AmeriCredit Corp	144,180
24,221	e	CapitalSource, Inc	297,918
35,955	e	CIT Group, Inc	250,247
59,340	e	Discover Financial Services	820,079
9,366		Lender Processing Services, Inc	285,850
6,375	*	SLM Corp	78,668
520		Student Loan Corp	48,360
624	e*	Tree.com, Inc	3,008
		TOTAL NONDEPOSITORY INSTITUTIONS	2,568,637

NONMETALLIC MINERALS, EXCEPT FUELS - 0.48%
13,483	e	Vulcan Materials Co	1,004,484
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,004,484

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
OIL AND GAS EXTRACTION - 3.10%
36,378		BJ Services Co	$695,911
10,367		Cimarex Energy Co	507,050
4,955	*	Encore Acquisition Co	207,020
1,114		ENSCO International, Inc	64,200
7,916	e*	Exterran Holdings, Inc	252,995
10,951	e*	Forest Oil Corp	543,170
4,949	e*	Global Industries Ltd	34,346
10,312	e*	Helix Energy Solutions Group, Inc	250,375
13,011		Helmerich & Payne, Inc	561,945
10,965	*	Hercules Offshore, Inc	166,229
13,541	*	Key Energy Services, Inc	157,076
3,279	*	Mariner Energy, Inc	67,220
30,071	*	Nabors Industries Ltd	749,369
7,443		Patterson-UTI Energy, Inc	149,009
1,980	*	PetroHawk Energy Corp	42,827
14,771	e	Pioneer Natural Resources Co	772,228
1,165	*	Plains Exploration & Production Co	40,961
5,826	*	Pride International, Inc	172,508
8,962	e	Rowan Cos, Inc	273,789
2,243	e*	SEACOR Holdings, Inc	177,085
4,417		St. Mary Land & Exploration Co	157,466
6,216	e	Tidewater, Inc	344,118
1,505	*	Unit Corp	74,979
		TOTAL OIL AND GAS EXTRACTION	6,461,876

PAPER AND ALLIED PRODUCTS - 1.64%
12,335	e	Bemis Co	323,300
59,519	*	Domtar Corporation	273,787
52,916		International Paper Co	1,385,341
21,305	e	MeadWestvaco Corp	496,620
9,836		Packaging Corp of America	227,998
31,766	*	Smurfit-Stone Container Corp	149,300
12,260		Sonoco Products Co	363,877
13,009	e	Temple-Inland, Inc	198,517
		TOTAL PAPER AND ALLIED PRODUCTS	3,418,740

PERSONAL SERVICES - 0.36%
16,231		Cintas Corp	465,992
32,031	e	Service Corp International	267,779
600	e	Weight Watchers International, Inc	21,960
		TOTAL PERSONAL SERVICES	755,731

PETROLEUM AND COAL PRODUCTS - 1.20%
7,601		Ashland, Inc	222,253
6,938		Cabot Oil & Gas Corp	250,739
16,277	*	Newfield Exploration Co	520,701
19,898		Noble Energy, Inc	1,106,130
5,820		Sunoco, Inc	207,076
12,425	e	Tesoro Corp	204,888
		TOTAL PETROLEUM AND COAL PRODUCTS	2,511,787

PIPELINES, EXCEPT NATURAL GAS - 0.89%
78,349	e	Spectra Energy Corp	1,864,706
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,864,706

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
PRIMARY METAL INDUSTRIES - 0.38%
5,105		Carpenter Technology Corp	$130,943
2,357	e*	Century Aluminum Co	65,265
3,689		Hubbell, Inc (Class B)	129,299
2,508	e	Schnitzer Steel Industries, Inc (Class A)	98,414
15,888		Steel Dynamics, Inc	271,526
8,513	e	Titanium Metals Corp	96,537
		TOTAL PRIMARY METAL INDUSTRIES	791,984

PRINTING AND PUBLISHING - 1.34%
2,048		Dun & Bradstreet Corp	193,249
3,371	e	EW Scripps Co (Class A)	23,833
28,249	e	Gannett Co, Inc	477,691
19,960		McGraw-Hill Cos, Inc	630,936
5,138	e	Meredith Corp	144,070
17,919	e	New York Times Co (Class A)	256,063
26,203		R.R. Donnelley & Sons Co	642,760
782		Washington Post Co (Class B)	435,386
		TOTAL PRINTING AND PUBLISHING	2,803,988

RAILROAD TRANSPORTATION - 0.04%
1,945	e*	Kansas City Southern Industries, Inc	86,280
		TOTAL RAILROAD TRANSPORTATION	86,280

REAL ESTATE - 0.21%
14,431	e*	CB Richard Ellis Group, Inc (Class A)	192,942
3,948		Jones Lang LaSalle, Inc	171,659
1,758	e*	St. Joe Co	68,720
		TOTAL REAL ESTATE	433,321

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.57%
10,719	*	Goodyear Tire & Rubber Co	164,108
34,265		Newell Rubbermaid, Inc	591,414
20,118		Sealed Air Corp	442,395
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,197,917

SECURITY AND COMMODITY BROKERS - 1.80%
27,464		Ameriprise Financial, Inc	1,049,125
43,868	e*	E*Trade Financial Corp	122,830
41,898	e	Invesco Ltd	879,020
420	*	Investment Technology Group, Inc	12,781
1,536	e	Janus Capital Group, Inc	37,294
15,439	e	Jefferies Group, Inc	345,834
17,174		Legg Mason, Inc	653,642
6,821	e*	MF Global Ltd	29,603
7,814	e*	Nasdaq Stock Market, Inc	238,874
11,832	e	Raymond James Financial, Inc	390,219
		TOTAL SECURITY AND COMMODITY BROKERS	3,759,222

SPECIAL TRADE CONTRACTORS - 0.06%
4,930	e*	Quanta Services, Inc	133,159
		TOTAL SPECIAL TRADE CONTRACTORS	133,159

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
STONE, CLAY, AND GLASS PRODUCTS - 0.37%
530	e	Eagle Materials, Inc	$11,856
9,398	e*	Owens Corning, Inc	224,706
14,654	*	Owens-Illinois, Inc	430,828
3,844	e*	USG Corp	98,406
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	765,796

TOBACCO PRODUCTS - 0.93%
10,272	e	Lorillard, Inc	730,853
18,285		UST, Inc	1,216,684
		TOTAL TOBACCO PRODUCTS	1,947,537

TRANSPORTATION BY AIR - 1.02%
15,866	e*	AMR Corp	155,804
13,955	e*	Continental Airlines, Inc (Class B)	232,769
880		Copa Holdings S.A. (Class A)	28,600
18,733	e*	Delta Air Lines, Inc	139,561
30,400	*	Northwest Airlines Corp	274,512
89,732	d	Southwest Airlines Co	1,302,011
		TOTAL TRANSPORTATION BY AIR	2,133,257

TRANSPORTATION EQUIPMENT - 2.06%
9,181		Autoliv, Inc	309,859
730	*	BE Aerospace, Inc	11,556
268,296	e*	Ford Motor Co	1,395,139
60,291	e	General Motors Corp	569,750
20,225		Genuine Parts Co	813,247
3,304	e	Harley-Davidson, Inc	123,239
2,493	e	Oshkosh Truck Corp	32,808
16,137	*	Pactiv Corp	400,682
12,931	*	Spirit Aerosystems Holdings, Inc (Class A)	207,801
3,158	e	Thor Industries, Inc	78,382
10,000	e	Trinity Industries, Inc	257,300
6,578	*	TRW Automotive Holdings Corp	104,656
		TOTAL TRANSPORTATION EQUIPMENT	4,304,419

TRANSPORTATION SERVICES - 0.14%
3,744	*	Interval Leisure Group, Inc	38,938
5,510		GATX Corp	218,031
1,850		UTI Worldwide, Inc	31,487
		TOTAL TRANSPORTATION SERVICES	288,456

TRUCKING AND WAREHOUSING - 0.10%
4,691	e	Con-way, Inc	206,920
		TOTAL TRUCKING AND WAREHOUSING	206,920

WATER TRANSPORTATION - 0.44%
5,169	e	Alexander & Baldwin, Inc	227,591
3,012	e	Overseas Shipholding Group, Inc	175,630
17,358	e	Royal Caribbean Cruises Ltd	360,179
5,487	e	Teekay Corp	144,747
		TOTAL WATER TRANSPORTATION	908,147

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-DURABLE GOODS - 0.62%
14,444	*	Arrow Electronics, Inc	$378,722
1,759		BorgWarner, Inc	57,642
20,782	*	Ingram Micro, Inc (Class A)	333,967
321	e	Martin Marietta Materials, Inc	35,946
7,696		Reliance Steel & Aluminum Co	292,217
5,250	*	Tech Data Corp	156,713
1,395	*	WESCO International, Inc	44,891
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,300,098

WHOLESALE TRADE-NONDURABLE GOODS - 0.17%
2,745		Brown-Forman Corp (Class B)	197,118
3,722	*	Dean Foods Co	86,946
1,231	*	Endo Pharmaceuticals Holdings, Inc	24,620
878	*	Henry Schein, Inc	47,272
410	e	Valhi, Inc	7,380
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	363,336

		TOTAL COMMON STOCKS	205,407,887
		(Cost $241,344,120)

SHORT-TERM INVESTMENTS - 29.56%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 29.56%
61,712,699		State Street Navigator Securities Lending Prime Portfolio	61,712,699

		TOTAL SHORT-TERM INVESTMENTS	61,712,699
		(Cost $61,712,699)

		TOTAL PORTFOLIO - 127.95%	267,120,586
		(Cost $303,056,819)

		OTHER ASSETS & LIABILITIES, NET - (27.95)%	(58,357,673)

		NET ASSETS - 100.00%	$208,762,913

	*	Non-income producing
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $51,511.
	e	All or a portion of these securities are out on loan.
	v	Security valued at fair value.

		The following abbreviations are used in portfolios descriptions: REIT - Real Estate Investment Trust

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.93%

AMUSEMENT AND RECREATION SERVICES - 0.11%
1,740		International Speedway Corp (Class A)	$67,703
3,672	*	Penn National Gaming, Inc	97,565
1,755	e*	Ticketmaster	18,831
2,083		Warner Music Group Corp	15,831
		TOTAL AMUSEMENT AND RECREATION SERVICES	199,930

APPAREL AND ACCESSORY STORES - 1.59%
4,895		Abercrombie & Fitch Co (Class A)	193,108
10,172	e	American Eagle Outfitters, Inc	155,123
3,400	*	AnnTaylor Stores Corp	70,176
7,402		Foot Locker, Inc	119,616
26,433		Gap, Inc	469,979
5,061	e*	Hanesbrands, Inc	110,077
16,472	*	Kohl's Corp	759,030
15,224		Limited Brands, Inc	263,679
9,748	e	Nordstrom, Inc	280,937
6,989		Ross Stores, Inc	257,265
6,184	e*	Urban Outfitters, Inc	197,084
		TOTAL APPAREL AND ACCESSORY STORES	2,876,074

APPAREL AND OTHER TEXTILE PRODUCTS - 0.53%
3,492		Guess ?, Inc	121,487
4,286	e	Jones Apparel Group, Inc	79,334
5,370	e	Liz Claiborne, Inc	88,229
2,771		Phillips-Van Heusen Corp	105,048
2,937	e	Polo Ralph Lauren Corp (Class A)	195,722
4,687		VF Corp	362,352
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	952,172

AUTO REPAIR, SERVICES AND PARKING - 0.20%
1,604	e*	Federal Mogul Corp (Class A)	20,130
18,909	*	Hertz Global Holdings, Inc	143,141
3,087	e	Ryder System, Inc	191,394
		TOTAL AUTO REPAIR, SERVICES AND PARKING	354,665

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.60%
5,257		Advance Auto Parts	208,493
6,467	e*	Autonation, Inc	72,689
2,093	*	Autozone, Inc	258,151
12,010	e*	Carmax, Inc	168,140
3,912	*	Copart, Inc	148,656
7,259	*	O'Reilly Automotive, Inc	194,323
2,739	e	Penske Auto Group, Inc	31,416
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,081,868

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.19%
6,874	e	Fastenal Co	$339,507
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	339,507

BUSINESS SERVICES - 6.26%
32,110	*	Activision Blizzard, Inc	495,457
4,878	*	Affiliated Computer Services, Inc (Class A)	246,973
9,297	*	Akamai Technologies, Inc	162,140
3,442	e*	Alliance Data Systems Corp	218,154
10,742	*	Amdocs Ltd	294,116
4,526	e*	Ansys, Inc	171,400
12,308	*	Autodesk, Inc	412,933
6,965	*	Avis Budget Group, Inc	39,979
10,234	*	BMC Software, Inc	292,999
2,346		Brink's Co	143,153
21,205		CA, Inc	423,252
14,610	*	Cadence Design Systems, Inc	98,764
3,454	e*	Cerner Corp	154,187
9,366	*	Citrix Systems, Inc	236,585
1,960	e*	Clear Channel Outdoor Holdings, Inc (Class A)	26,813
15,220	*	Cognizant Technology Solutions Corp (Class A)	347,473
8,076	*	Computer Sciences Corp	324,574
14,086	*	Compuware Corp	136,493
6,982	*	Convergys Corp	103,194
2,402	e*	DST Systems, Inc	134,488
17,221	*	Electronic Arts, Inc	637,005
7,072		Equifax, Inc	243,630
1,774	e*	Equinix, Inc	123,222
10,637	e*	Expedia, Inc	160,725
4,070	e*	F5 Networks, Inc	95,157
2,075	e	Factset Research Systems, Inc	108,419
9,946		Fidelity National Information Services, Inc	183,603
8,955	*	Fiserv, Inc	423,751
9,417	*	HLTH Corp	107,636
2,478	*	IHS, Inc (Class A)	118,052
9,768		IMS Health, Inc	184,713
24,109	e*	Interpublic Group of Cos, Inc	186,845
17,377	*	Intuit, Inc	549,287
9,678	e*	Iron Mountain, Inc	236,240
27,475	*	Juniper Networks, Inc	578,898
3,375	e*	Kinetic Concepts, Inc	96,491
3,944	e*	Lamar Advertising Co (Class A)	121,830
4,073		Manpower, Inc	175,791
8,220	*	McAfee, Inc	279,151
6,096	*	Monster Worldwide, Inc	90,891
9,142	*	NCR Corp	201,581
18,485	*	Novell, Inc	95,013
9,954	*	Nuance Communications, Inc	121,339
9,848	*	Red Hat, Inc	148,409
7,122	e	Robert Half International, Inc	176,270
5,665	e*	Salesforce.com, Inc	274,186
1,762	e*	Sohu.com, Inc	98,232
42,522	*	Sun Microsystems, Inc	323,167

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,910	*	Synopsys, Inc	$157,805
9,236		Total System Services, Inc	151,470
16,513	*	Unisys Corp	45,411
3,018	e*	United Rentals, Inc	45,994
10,909	e*	VeriSign, Inc	284,507
418	e*	WebMD Health Corp (Class A)	12,431
		TOTAL BUSINESS SERVICES	11,300,279

CHEMICALS AND ALLIED PRODUCTS - 5.82%
374	*	Abraxis Bioscience, Inc	25,791
5,063		Albemarle Corp	156,143
5,124		Alberto-Culver Co	139,578
5,758		Avery Dennison Corp	256,116
22,984		Avon Products, Inc	955,445
5,966	*	Barr Pharmaceuticals, Inc	389,580
5,114	e*	BioMarin Pharmaceuticals, Inc	135,470
3,160		Cabot Corp	100,425
7,777		Celanese Corp (Series A)	217,056
3,730	e*	Cephalon, Inc	289,037
3,102		CF Industries Holdings, Inc	283,709
3,664	*	Charles River Laboratories International, Inc	203,462
11,735		Chemtura Corp	53,511
3,786		Church & Dwight Co, Inc	235,073
7,475		Clorox Co	468,608
2,634		Cytec Industries, Inc	102,489
4,144		Eastman Chemical Co	228,168
9,547		Ecolab, Inc	463,220
5,244		Estee Lauder Cos (Class A)	261,728
4,168		FMC Corp	214,194
16,349	*	Forest Laboratories, Inc	462,350
8,499	*	Hospira, Inc	324,662
10,092	e	Huntsman Corp	127,159
3,381	*	Idexx Laboratories, Inc	185,279
3,317	*	ImClone Systems, Inc	207,113
4,554		International Flavors & Fragrances, Inc	179,701
3,759	e*	Inverness Medical Innovations, Inc	112,770
4,704	e*	Invitrogen Corp	177,811
11,810	*	King Pharmaceuticals, Inc	113,140
3,700		Lubrizol Corp	159,618
15,549	e*	Mylan Laboratories, Inc	177,570
7,021		Nalco Holding Co	130,169
2,833	*	NBTY, Inc	83,630
4,467		Perrigo Co	171,801
8,853		PPG Industries, Inc	516,307
7,170		Rohm & Haas Co	501,900
6,470		RPM International, Inc	125,130
2,451		Scotts Miracle-Gro Co (Class A)	57,942
5,162	e*	Sepracor, Inc	94,516
5,213	e	Sherwin-Williams Co	297,975
7,127		Sigma-Aldrich Corp	373,597
5,083		Valspar Corp	113,300
4,394	*	VCA Antech, Inc	129,491
7,772	*	Vertex Pharmaceuticals, Inc	258,341
5,073	e*	Warner Chilcott Ltd (Class A)	76,704

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,000	*	Watson Pharmaceuticals, Inc	$171,000
		TOTAL CHEMICALS AND ALLIED PRODUCTS	10,507,779

COAL MINING - 0.59%
3,907	*	Alpha Natural Resources, Inc	200,937
8,035		Arch Coal, Inc	264,271
9,588		Consol Energy, Inc	439,993
4,399	e	Massey Energy Co	156,912
		TOTAL COAL MINING	1,062,113

COMMUNICATIONS - 3.76%
21,170	*	American Tower Corp (Class A)	761,485
11,799		Cablevision Systems Corp (Class A)	296,863
2,121	e*	Central European Media Enterprises Ltd (Class A)	138,713
5,973		CenturyTel, Inc	218,910
3,944	e*	Clearwire Corp (Class A)	46,855
14,829	*	Crown Castle International Corp	429,596
2,921	*	CTC Media, Inc	43,815
11,007	*	DISH Network Corp (Class A)	231,147
7,857		Embarq Corp	318,601
17,188	e	Frontier Communications Corp	197,662
4,516		Global Payments, Inc	202,588
1,721	e	Hearst-Argyle Television, Inc	38,430
4,389	*	IAC/InterActiveCorp	75,930
3,085	e*	Leap Wireless International, Inc	117,539
83,660	e*	Level 3 Communications, Inc	225,882
17,719	e*	Liberty Global, Inc (Class A)	536,886
6,611	*	Liberty Media Corp - Capital (Series A)	88,455
27,354	*	Liberty Media Corp - Entertainment (Series A)	683,029
32,182	*	Liberty Media Holding Corp (Interactive A)	415,470
13,922	e*	MetroPCS Communications, Inc	194,769
4,324	e*	NeuStar, Inc (Class A)	86,004
9,171	*	NII Holdings, Inc (Class B)	347,764
81,253	e	Qwest Communications International, Inc	262,447
5,608	e*	SBA Communications Corp (Class A)	145,079
4,759		Scripps Networks Interactive (Class A)	172,799
5,312		Telephone & Data Systems, Inc	189,904
1,141	*	US Cellular Corp	53,536
24,016		Windstream Corp	262,735
		TOTAL COMMUNICATIONS	6,782,893

DEPOSITORY INSTITUTIONS - 3.77%
6,974	e	Associated Banc-Corp	139,131
3,999		Astoria Financial Corp	82,899
4,145	e	Bancorpsouth, Inc	116,599
2,392		Bank of Hawaii Corp	127,852
1,414	e	BOK Financial Corp	68,452
1,340		Capitol Federal Financial	59,402
2,041	e	City National Corp	110,826
8,344	e	Comerica, Inc	273,600
3,201		Commerce Bancshares, Inc	148,526
2,890		Cullen/Frost Bankers, Inc	173,400
27,150	e	Fifth Third Bancorp	323,085
300		First Citizens Bancshares, Inc (Class A)	53,700

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
11,981	e	First Horizon National Corp	$112,151
9,561	e	Fulton Financial Corp	104,311
27,310		Hudson City Bancorp, Inc	503,870
19,531	e	Huntington Bancshares, Inc	156,053
27,115		Keycorp	323,753
3,385	e	M&T Bank Corp	302,111
14,063	e	Marshall & Ilsley Corp	283,369
5,117	*	Metavante Technologies, Inc	98,553
43,833	e	National City Corp	76,708
18,483	e	New York Community Bancorp, Inc	310,330
11,808		Northern Trust Corp	852,538
17,669		People's United Financial, Inc	340,128
15,085		Popular, Inc	125,055
37,953	e	Regions Financial Corp	364,349
23,085		Sovereign Bancorp, Inc	91,186
14,352	e	Synovus Financial Corp	148,543
7,380	e	TCF Financial Corp	132,840
6,418	e	TFS Financial Corp	80,353
6,863	e	Valley National Bancorp	143,848
4,780	e	Washington Federal, Inc	88,191
2,735		Webster Financial Corp	69,059
3,281	e	Whitney Holding Corp	79,564
3,770	e	Wilmington Trust Corp	108,689
6,088	e	Zions Bancorporation	235,606
		TOTAL DEPOSITORY INSTITUTIONS	6,808,630

EATING AND DRINKING PLACES - 1.29%
5,954		Brinker International, Inc	106,517
3,924		Burger King Holdings, Inc	96,373
1,755	e*	Chipotle Mexican Grill, Inc (Class A)	97,385
7,979		Darden Restaurants, Inc	228,439
39,109	*	Starbucks Corp	581,551
9,654	e	Tim Hortons, Inc	286,048
17,374		Wendy's/Arby's Group, Inc (Class A)	91,387
25,612		Yum! Brands, Inc	835,207
		TOTAL EATING AND DRINKING PLACES	2,322,907

EDUCATIONAL SERVICES - 0.53%
6,694	*	Apollo Group, Inc (Class A)	396,954
4,528	*	Career Education Corp	74,033
3,258		DeVry, Inc	161,401
1,972	e*	ITT Educational Services, Inc	159,555
800		Strayer Education, Inc	160,208
		TOTAL EDUCATIONAL SERVICES	952,151

ELECTRIC, GAS, AND SANITARY SERVICES - 8.33%
3,515	e	American Water Works Co, Inc	75,572
35,319	*	AES Corp	412,879
4,150		AGL Resources, Inc	130,227
8,949		Allegheny Energy, Inc	329,055
6,315		Alliant Energy Corp	203,406
19,780	*	Allied Waste Industries, Inc	219,756
11,455		Ameren Corp	447,088
21,421		American Electric Power Co, Inc	793,220

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,198		Aqua America, Inc	$127,980
4,862		Atmos Energy Corp	129,426
19,061	e*	Calpine Corp	247,793
12,127	e	CMS Energy Corp	151,224
17,825		Centerpoint Energy, Inc	259,710
14,681	e	Consolidated Edison, Inc	630,696
9,826		Constellation Energy Group, Inc	238,772
6,684	*	Covanta Holding Corp	160,015
6,462	e	DPL, Inc	160,257
8,686		DTE Energy Co	348,482
23,994	e*	Dynegy, Inc (Class A)	85,898
17,423		Edison International	695,178
37,916	e	El Paso Corp	483,808
3,732		Energen Corp	168,985
6,743		Great Plains Energy, Inc	149,829
4,483	e	Hawaiian Electric Industries, Inc	130,500
4,236	e	Integrys Energy Group, Inc	211,546
9,815		MDU Resources Group, Inc	284,635
10,076	e*	Mirant Corp	184,290
12,438	e*	NRG Energy, Inc	307,840
5,849		NSTAR	195,941
4,242	e	National Fuel Gas Co	178,927
14,926		NiSource, Inc	220,308
8,660		Northeast Utilities	222,129
5,240		OGE Energy Corp	161,811
5,319		Oneok, Inc	182,974
19,059		PG&E Corp	713,759
19,920		PPL Corp	737,438
10,900		Pepco Holdings, Inc	249,719
5,578		Pinnacle West Capital Corp	191,939
14,074		Progress Energy, Inc	607,012
7,320		Puget Energy, Inc	195,444
9,167		Questar Corp	375,114
17,668	*	Reliant Energy, Inc	129,860
8,519		Republic Services, Inc	255,400
6,438		SCANA Corp	250,631
13,533		Sempra Energy	683,010
11,324		Sierra Pacific Resources	108,484
5,455		Southern Union Co	112,646
4,753	*	Stericycle, Inc	279,999
10,761		TECO Energy, Inc	169,271
6,169		UGI Corp	159,037
4,610		Vectren Corp	128,389
6,546		Wisconsin Energy Corp	293,915
23,489		Xcel Energy, Inc	469,545
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	15,040,769

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.80%
5,479	e*	ADC Telecommunications, Inc	46,298
2,601	e	AVX Corp	26,504
33,380	e*	Advanced Micro Devices, Inc	175,245
16,091		Altera Corp	332,762
5,766		Ametek, Inc	235,080
9,620		Amphenol Corp (Class A)	386,147

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
15,959		Analog Devices, Inc	$420,520
27,667	*	Atmel Corp	93,791
7,679	*	Avnet, Inc	189,134
27,625	*	Broadcom Corp (Class A)	514,654
6,047	e*	Ciena Corp	60,954
9,591		Cooper Industries Ltd (Class A)	383,160
4,880	e*	Cree, Inc	111,166
7,790	*	Cypress Semiconductor Corp	40,664
2,685	*	Dolby Laboratories, Inc (Class A)	94,485
8,832		Eaton Corp	496,182
2,336	e*	EchoStar Corp (Class A)	56,298
3,156	*	Energizer Holdings, Inc	254,216
6,976	*	Fairchild Semiconductor International, Inc	62,017
3,430	e	Harman International Industries, Inc	116,860
7,252		Harris Corp	335,042
8,694	*	Integrated Device Technology, Inc	67,639
4,001	*	International Rectifier Corp	76,099
6,134		Intersil Corp (Class A)	101,702
10,626	*	JDS Uniphase Corp	89,896
3,284	*	Jarden Corp	77,010
6,594		L-3 Communications Holdings, Inc	648,322
36,087	*	LSI Logic Corp	193,426
2,396		Lincoln Electric Holdings, Inc	154,087
12,289	e	Linear Technology Corp	376,781
11,921	*	MEMC Electronic Materials, Inc	336,887
25,960	*	Marvell Technology Group Ltd	241,428
10,320	e	Microchip Technology, Inc	303,718
43,390	e*	Micron Technology, Inc	175,730
6,920		Molex, Inc	155,354
12,608		National Semiconductor Corp	216,984
18,135	*	NetApp, Inc	330,601
4,867	*	Novellus Systems, Inc	95,588
30,757	*	Nvidia Corp	329,407
21,988	e*	ON Semiconductor Corp	148,639
7,062	e*	QLogic Corp	108,472
6,744		RadioShack Corp	116,536
5,827	e*	Rambus, Inc	74,877
2,692	e*	Silicon Laboratories, Inc	82,644
148,045	e*	Sirius XM Radio, Inc	84,386
2,293	e*	Sunpower Corp (Class A)	162,642
2,136	*	Sunpower Corp (Class B)	147,491
2,023		Teleflex, Inc	128,440
19,115	e*	Tellabs, Inc	77,607
2,876	*	Thomas & Betts Corp	112,365
4,061	*	Varian Semiconductor Equipment Associates, Inc	102,012
8,963	*	Vishay Intertechnology, Inc	59,335
4,020	e	Whirlpool Corp	318,746
14,863	e	Xilinx, Inc	348,537
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	10,474,567

ENGINEERING AND MANAGEMENT SERVICES - 2.19%
5,878	*	Aecom Technology Corp	143,658
6,936	e*	Amylin Pharmaceuticals, Inc	140,246
2,254		Corporate Executive Board Co	70,437

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,556		Fluor Corp	$532,269
2,907	*	Gen-Probe, Inc	154,216
3,548	e*	Genpact Ltd	36,864
5,163	*	Hewitt Associates, Inc (Class A)	188,140
6,663	*	Jacobs Engineering Group, Inc	361,867
9,310		KBR, Inc	142,164
11,860	*	McDermott International, Inc	303,023
10,608	e	Moody's Corp	360,672
17,274		Paychex, Inc	570,560
8,688	e	Quest Diagnostics, Inc	448,909
10,181	*	SAIC, Inc	205,962
4,593	*	Shaw Group, Inc	141,143
4,087	*	URS Corp	149,870
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,950,000

FABRICATED METAL PRODUCTS - 1.10%
1,871	e*	Alliant Techsystems, Inc	175,762
3,282		Aptargroup, Inc	128,359
5,339		Ball Corp	210,837
5,890		Commercial Metals Co	99,482
2,366		Crane Co	70,294
8,714	*	Crown Holdings, Inc	193,538
9,108	e	Parker Hannifin Corp	482,724
5,329	e	Pentair, Inc	184,224
3,256		Snap-On, Inc	171,461
4,434		Stanley Works	185,075
1,017	e	Valmont Industries, Inc	84,096
		TOTAL FABRICATED METAL PRODUCTS	1,985,852

FOOD AND KINDRED PRODUCTS - 3.08%
6,594	e	Bunge Ltd	416,609
11,965		Campbell Soup Co	461,849
17,127		Coca-Cola Enterprises, Inc	287,220
24,750		ConAgra Foods, Inc	481,635
9,787	*	Constellation Brands, Inc (Class A)	210,029
3,783		Corn Products International, Inc	122,115
11,273		Del Monte Foods Co	87,929
13,650	*	Dr Pepper Snapple Group, Inc	361,452
16,922		H.J. Heinz Co	845,592
3,954	e*	Hansen Natural Corp	119,609
8,531	e	Hershey Co	337,316
3,904		Hormel Foods Corp	141,637
2,972		J.M. Smucker Co	150,651
6,093		McCormick & Co, Inc	234,276
6,216		Molson Coors Brewing Co (Class B)	290,598
7,423		Pepsi Bottling Group, Inc	216,529
2,925		PepsiAmericas, Inc	60,606
37,179		Sara Lee Corp	469,571
5,961	*	Smithfield Foods, Inc	94,661
14,250		Tyson Foods, Inc (Class A)	170,145
		TOTAL FOOD AND KINDRED PRODUCTS	5,560,029

FOOD STORES - 0.57%
1,440	e*	Panera Bread Co (Class A)	73,296

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
23,533	e	Safeway, Inc	$558,203
11,423		Supervalu, Inc	247,879
7,725	e	Whole Foods Market, Inc	154,732
		TOTAL FOOD STORES	1,034,110

FORESTRY - 0.49%
4,179	e	Rayonier, Inc	197,876
11,372	e	Weyerhaeuser Co	688,916
		TOTAL FORESTRY	886,792

FURNITURE AND FIXTURES - 0.37%
3,567	e	Hill-Rom Holdings, Inc	108,116
8,823	e	Leggett & Platt, Inc	192,253
20,109	e	Masco Corp	360,755
		TOTAL FURNITURE AND FIXTURES	661,124

FURNITURE AND HOME FURNISHINGS STORES - 0.58%
13,685	e*	Bed Bath & Beyond, Inc	429,846
8,695	*	GameStop Corp (Class A)	297,456
3,060	e*	Mohawk Industries, Inc	206,213
3,003	e	Steelcase, Inc (Class A)	32,282
5,281	e	Williams-Sonoma, Inc	85,447
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,051,244

GENERAL BUILDING CONTRACTORS - 0.68%
6,501		Centex Corp	105,316
16,964	e	DR Horton, Inc	220,871
3,974	e	KB Home	78,208
7,759	e	Lennar Corp (Class A)	117,859
1,693	e	MDC Holdings, Inc	61,947
244	e*	NVR, Inc	139,568
11,551	e	Pulte Homes, Inc	161,367
7,265	e*	Toll Brothers, Inc	183,296
3,199		Walter Industries, Inc	151,793
		TOTAL GENERAL BUILDING CONTRACTORS	1,220,225

GENERAL MERCHANDISE STORES - 1.11%
4,437	e*	Big Lots, Inc	123,482
2,954	*	BJ's Wholesale Club, Inc	114,792
7,346		Family Dollar Stores, Inc	174,100
12,072		JC Penney Co, Inc	402,480
23,054		Macy's, Inc	414,511
7,570	e*	Saks, Inc	70,023
22,953		TJX Cos, Inc	700,526
		TOTAL GENERAL MERCHANDISE STORES	1,999,914

HEALTH SERVICES - 2.45%
8,655		AmerisourceBergen Corp	325,861
2,023	e	Brookdale Senior Living, Inc	44,486
14,701		Cigna Corp	499,540
5,065	e*	Community Health Systems, Inc	148,455
3,378	*	Covance, Inc	298,649
8,098	*	Coventry Health Care, Inc	263,590
5,632	*	DaVita, Inc	321,080

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,829	e*	Edwards Lifesciences Corp	$163,403
11,359	*	Express Scripts, Inc	838,521
13,383	*	Health Management Associates, Inc (Class A)	55,673
6,112	e*	Laboratory Corp of America Holdings	424,784
2,868	e*	LifePoint Hospitals, Inc	92,177
3,929	e*	Lincare Holdings, Inc	118,224
5,704	e	Omnicare, Inc	164,104
2,548	*	Pediatrix Medical Group, Inc	137,388
5,828		Pharmaceutical Product Development, Inc	240,988
24,481	e*	Tenet Healthcare Corp	135,870
2,730		Universal Health Services, Inc (Class B)	152,962
		TOTAL HEALTH SERVICES	4,425,755

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.16%
7,766	*	Foster Wheeler Ltd	280,430
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	280,430

HOLDING AND OTHER INVESTMENT OFFICES - 6.96%
2,230	e*	Affiliated Managers Group, Inc	184,756
1,705	e	Alexandria Real Estate Equities, Inc	191,813
9,360	e	Allied Capital Corp	101,088
5,143	e	AMB Property Corp	232,978
29,160		Annaly Mortgage Management, Inc	392,202
4,728	e	Apartment Investment & Management Co (Class A)	165,575
4,101	e	AvalonBay Communities, Inc	403,620
6,532	e	Boston Properties, Inc	611,787
4,348		Brandywine Realty Trust	69,698
2,375	e	BRE Properties, Inc (Class A)	116,375
2,709	e	Camden Property Trust	124,235
3,965	e	CBL & Associates Properties, Inc	79,617
6,567	e	Developers Diversified Realty Corp	208,108
4,124	e	Digital Realty Trust, Inc	194,859
6,190		Douglas Emmett, Inc	142,803
8,232		Duke Realty Corp	202,343
14,462	e	Equity Residential	642,257
1,437	e	Essex Property Trust, Inc	170,040
3,272	e	Federal Realty Investment Trust	280,083
12,152	e	General Growth Properties, Inc	183,495
13,290	e	HCP, Inc	533,328
5,330		Health Care REIT, Inc	283,716
4,981		Hospitality Properties Trust	102,210
28,777	e	Host Marriott Corp	382,446
11,940		HRPT Properties Trust	82,267
16,278	e	iShares Russell Midcap Index Fund	1,337,400
8,219	e	iStar Financial, Inc	21,369
1,733	e	Kilroy Realty Corp	82,820
11,410	e	Kimco Realty Corp	421,485
5,119		Liberty Property Trust	192,730
3,886	e	Macerich Co	247,344
3,544		Mack-Cali Realty Corp	120,035
5,150		Nationwide Health Properties, Inc	185,297
9,358	e	Plum Creek Timber Co, Inc	466,590
14,026	e	Prologis	578,853
6,798	e	Public Storage, Inc	673,070

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,607		Regency Centers Corp	$240,551
2,980	e	SL Green Realty Corp	193,104
2,827	e	Taubman Centers, Inc	141,350
6,907	e	UDR, Inc	180,618
7,079	e	Ventas, Inc	349,844
15,019	e	Virgin Media, Inc	118,650
7,383		Vornado Realty Trust	671,484
3,541		WABCO Holdings, Inc	125,847
4,061	e	Weingarten Realty Investors	144,856
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	12,574,996

HOTELS AND OTHER LODGING PLACES - 0.79%
4,161	e	Boyd Gaming Corp	38,947
1,873	e	Choice Hotels International, Inc	50,758
16,188		Marriott International, Inc (Class A)	422,345
6,921	e*	MGM Mirage	197,248
1,935	e	Orient-Express Hotels Ltd (Class A)	46,692
9,531	e	Starwood Hotels & Resorts Worldwide, Inc	268,202
9,435		Wyndham Worldwide Corp	148,224
3,087	e	Wynn Resorts Ltd	252,023
		TOTAL HOTELS AND OTHER LODGING PLACES	1,424,439

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.59%
4,953	*	AGCO Corp	211,047
3,301	e	Black & Decker Corp	200,536
18,246	*	Brocade Communications Systems, Inc	106,192
4,238		Bucyrus International, Inc (Class A)	189,354
3,466	e	Carlisle Cos, Inc	103,876
10,911		Cummins, Inc	477,029
3,446		Diebold, Inc	114,097
4,431		Donaldson Co, Inc	185,703
9,974		Dover Corp	404,446
4,633	*	Dresser-Rand Group, Inc	145,800
3,070		Flowserve Corp	272,524
6,842	*	FMC Technologies, Inc	318,495
2,859	*	Gardner Denver, Inc	99,264
3,491	e	Graco, Inc	124,314
4,617		IDEX Corp	143,219
16,451		Ingersoll-Rand Co Ltd (Class A)	512,778
17,387		International Game Technology	298,709
9,514		ITT Industries, Inc	529,074
11,658		Jabil Circuit, Inc	111,217
1,410	*	John Bean Technologies Corp	17,850
5,820		Joy Global, Inc	262,715
3,790		Kennametal, Inc	102,785
6,215	e*	Lam Research Corp	195,710
2,452		Lennox International, Inc	81,578
4,879	e*	Lexmark International, Inc (Class A)	158,909
6,634	e	Manitowoc Co, Inc	103,159
2,913	*	Oil States International, Inc	102,975
6,798		Pall Corp	233,783
7,787		Rockwell Automation, Inc	290,767
12,849	*	SanDisk Corp	251,198
3,139	e*	Scientific Games Corp (Class A)	72,260

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
27,009		Seagate Technology, Inc	$327,349
2,865	e	SPX Corp	220,605
9,802	*	Teradata Corp	191,139
5,681	*	Terex Corp	173,384
4,001		Timken Co	113,428
1,977	e	Toro Co	81,650
6,910	*	Varian Medical Systems, Inc	394,768
12,058	*	Western Digital Corp	257,077
3,773	*	Zebra Technologies Corp (Class A)	105,078
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,285,841

INSTRUMENTS AND RELATED PRODUCTS - 5.16%
2,646	e*	Advanced Medical Optics, Inc	47,046
19,630	*	Agilent Technologies, Inc	582,226
16,226		Allergan, Inc	835,639
9,027		Applied Biosystems, Inc	309,175
5,422		Bard (C.R.), Inc	514,385
3,507		Beckman Coulter, Inc	248,962
2,088	e	Cooper Cos, Inc	72,579
8,112		Dentsply International, Inc	304,524
2,154		DRS Technologies, Inc	165,319
14,722	e	Eastman Kodak Co	226,424
7,587	e*	Flir Systems, Inc	291,493
7,070	e	Garmin Ltd	239,956
3,277		Hillenbrand, Inc	66,064
12,899	*	Hologic, Inc	249,338
6,850	*	Illumina, Inc	277,631
2,096	*	Intuitive Surgical, Inc	505,094
1,902	e*	Itron, Inc	168,384
9,115	e	Kla-Tencor Corp	288,490
1,869	*	Mettler-Toledo International, Inc	183,162
2,991	e*	Millipore Corp	205,781
3,140		National Instruments Corp	94,357
6,146		PerkinElmer, Inc	153,466
11,100		Pitney Bowes, Inc	369,186
4,080	e*	Resmed, Inc	175,440
8,810		Rockwell Collins, Inc	423,673
4,824	e	Roper Industries, Inc	274,775
18,131	*	St. Jude Medical, Inc	788,517
2,163	*	Techne Corp	155,996
8,806	*	Teradyne, Inc	68,775
6,626	e*	Trimble Navigation Ltd	171,348
5,332	*	Waters Corp	310,216
48,422		Xerox Corp	558,306
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	9,325,727

INSURANCE AGENTS, BROKERS AND SERVICE - 1.13%
14,947		AON Corp	672,017
5,914	e	Brown & Brown, Inc	127,861
5,470	e	Gallagher (Arthur J.) & Co	140,360
27,550		Marsh & McLennan Cos, Inc	874,988
480		White Mountains Insurance Group Ltd	225,480
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,040,706

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
INSURANCE CARRIERS - 4.84%
286	*	Alleghany Corp	$104,390
2,608		Allied World Assurance Holdings Ltd	92,636
3,867		American Financial Group, Inc	114,077
915		American National Insurance Co	78,992
2,502	*	Arch Capital Group Ltd	182,721
6,543		Assurant, Inc	359,865
8,022		Axis Capital Holdings Ltd	254,378
7,798		Cincinnati Financial Corp	221,775
1,580	e	CNA Financial Corp	41,459
10,783	*	Conseco, Inc	37,956
2,930		Endurance Specialty Holdings Ltd	90,596
1,779	e	Erie Indemnity Co (Class A)	75,198
3,414		Everest Re Group Ltd	295,413
10,888	e	Fidelity National Title Group, Inc (Class A)	160,054
4,440	e	First American Corp	130,980
23,057		Genworth Financial, Inc (Class A)	198,521
2,494		Hanover Insurance Group, Inc	113,527
5,900	e	HCC Insurance Holdings, Inc	159,300
5,917	*	Health Net, Inc	139,641
9,229	*	Humana, Inc	380,235
9,401	e	Leucadia National Corp	427,181
13,957		Lincoln National Corp	597,499
545	*	Markel Corp	191,568
12,051	e	MBIA, Inc	143,407
1,530	e	Mercury General Corp	83,768
7,068	e	MGIC Investment Corp	49,688
2,237	e	Nationwide Financial Services, Inc (Class A)	110,351
12,237	e	Old Republic International Corp	156,022
1,290		OneBeacon Insurance Group Ltd (Class A)	27,284
3,042		PartnerRe Ltd	207,130
3,188	*	Philadelphia Consolidated Holding Co	186,721
13,549	e	Principal Financial Group	589,246
36,471		Progressive Corp	634,595
3,520		Protective Life Corp	100,355
3,430	e	Reinsurance Group of America, Inc (Class A)	185,220
3,511		RenaissanceRe Holdings Ltd	182,572
2,760		Stancorp Financial Group, Inc	143,520
4,942		Torchmark Corp	295,532
1,499		Transatlantic Holdings, Inc	81,471
2,080		Unitrin, Inc	51,875
18,269		UnumProvident Corp	458,552
7,389		W.R. Berkley Corp	174,011
2,286	e*	WellCare Health Plans, Inc	82,296
79		Wesco Financial Corp	28,203
17,681	e	XL Capital Ltd (Class A)	317,197
		TOTAL INSURANCE CARRIERS	8,736,978

JUSTICE, PUBLIC ORDER AND SAFETY - 0.09%
6,812	*	Corrections Corp of America	169,278
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	169,278

LEATHER AND LEATHER PRODUCTS - 0.25%
18,317	*	Coach, Inc	458,658
		TOTAL LEATHER AND LEATHER PRODUCTS	458,658

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
LEGAL SERVICES - 0.11%
2,779	*	FTI Consulting, Inc	$200,755
		TOTAL LEGAL SERVICES	200,755

METAL MINING - 0.28%
5,846		Cleveland-Cliffs, Inc	309,487
2,395		Foundation Coal Holdings, Inc	85,214
3,950	e*	Patriot Coal Corp	114,748
		TOTAL METAL MINING	509,449

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.63%
1,437	e	Armstrong World Industries, Inc	41,529
8,104		Fortune Brands, Inc	464,845
6,292	e	Hasbro, Inc	218,458
1,871	e*	Intrepid Potash, Inc	56,392
19,270		Mattel, Inc	347,631
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,128,855

MISCELLANEOUS RETAIL - 0.85%
1,754	e	Barnes & Noble, Inc	45,744
4,526	e*	Dick's Sporting Goods, Inc	88,619
4,831	*	Dollar Tree, Inc	175,655
1,755	e*	HSN, Inc	19,323
2,464	e	MSC Industrial Direct Co (Class A)	113,516
15,104	*	Office Depot, Inc	87,905
4,495	e	OfficeMax, Inc	39,961
6,438		Petsmart, Inc	159,083
2,137	e*	Priceline.com, Inc	146,235
24,657	e,v*	Rite Aid Corp	19,972
3,191	e*	Sears Holdings Corp	298,359
4,870	e	Signet Jewelers Ltd	113,861
6,439	e	Tiffany & Co	228,713
		TOTAL MISCELLANEOUS RETAIL	1,536,946

MOTION PICTURES - 0.50%
1,257	*	Ascent Media Corp (Series A)	30,683
31,944	e	CBS Corp (Class B)	465,744
7,174	*	Discovery Communications, Inc (Class A)	102,230
7,174	*	Discovery Communications, Inc (Class C)	101,584
4,163	*	DreamWorks Animation SKG, Inc (Class A)	130,926
4,310	e	Regal Entertainment Group (Class A)	68,012
		TOTAL MOTION PICTURES	899,179

NONDEPOSITORY INSTITUTIONS - 1.02%
10,980	e	American Capital Ltd	280,100
7,142	e*	AmeriCredit Corp	72,348
11,089	e	CapitalSource, Inc	136,395
15,241	e	CIT Group, Inc	106,077
25,584	e	Discover Financial Services	353,571
3,230	e	GLG Partners, Inc	17,507
5,088		Lender Processing Services, Inc	155,286
25,709	*	SLM Corp	317,249

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
211		Student Loan Corp	$19,623
13,090		Textron, Inc	383,275
292	e*	Tree.com, Inc	1,407
		TOTAL NONDEPOSITORY INSTITUTIONS	1,842,838

NONMETALLIC MINERALS, EXCEPT FUELS - 0.24%
5,849	e	Vulcan Materials Co	435,751
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	435,751

OIL AND GAS EXTRACTION - 4.91%
3,250	*	Atwood Oceanics, Inc	118,300
16,341		BJ Services Co	312,603
11,754	*	Cameron International Corp	452,999
4,527	e	Cimarex Energy Co	221,416
1,484	*	CNX Gas Corp	33,227
1,640	e*	Continental Resources, Inc	64,337
13,234	*	Denbury Resources, Inc	251,975
3,660	e	Diamond Offshore Drilling, Inc	377,200
3,073	*	Encore Acquisition Co	128,390
7,836		ENSCO International, Inc	451,589
7,007		Equitable Resources, Inc	257,017
3,348	e*	Exterran Holdings, Inc	107,002
4,887	e*	Forest Oil Corp	242,395
6,106	e*	Global Industries Ltd	42,376
4,955	e*	Helix Energy Solutions Group, Inc	120,307
5,653		Helmerich & Payne, Inc	244,153
4,305	*	Hercules Offshore, Inc	65,264
7,741	*	Key Energy Services, Inc	89,796
4,789	*	Mariner Energy, Inc	98,175
14,843	*	Nabors Industries Ltd	369,888
14,404	e	Noble Corp	632,336
2,850	*	Oceaneering International, Inc	151,962
7,883		Patterson-UTI Energy, Inc	157,818
13,366	*	PetroHawk Energy Corp	289,107
6,374	e	Pioneer Natural Resources Co	333,233
6,033	*	Plains Exploration & Production Co	212,120
8,984	*	Pride International, Inc	266,016
4,966	*	Quicksilver Resources, Inc	97,483
8,239		Range Resources Corp	353,206
5,816	e	Rowan Cos, Inc	177,679
1,222	e*	SEACOR Holdings, Inc	96,477
11,619		Smith International, Inc	681,338
18,406	*	Southwestern Energy Co	562,119
3,036		St. Mary Land & Exploration Co	108,233
4,118	*	Superior Energy Services	128,235
3,349	*	Tetra Technologies, Inc	46,384
3,003	e	Tidewater, Inc	166,246
2,744	*	Unit Corp	136,706
1,880	e	W&T Offshore, Inc	51,305
2,352	*	Whiting Petroleum Corp	167,604
		TOTAL OIL AND GAS EXTRACTION	8,864,016

PAPER AND ALLIED PRODUCTS - 0.90%
5,136	e	Bemis Co	134,615

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
24,060	*	Domtar Corporation	$110,676
1,749		Greif, Inc (Class A)	114,769
22,895	e	International Paper Co	599,391
9,330	e	MeadWestvaco Corp	217,482
5,874		Packaging Corp of America	136,159
16,090	*	Smurfit-Stone Container Corp	75,623
5,176		Sonoco Products Co	153,624
5,776	e	Temple-Inland, Inc	88,142
		TOTAL PAPER AND ALLIED PRODUCTS	1,630,481

PERSONAL SERVICES - 0.43%
7,246		Cintas Corp	208,033
17,264		H&R Block, Inc	392,756
12,402	e	Service Corp International	103,681
2,002	e	Weight Watchers International, Inc	73,273
		TOTAL PERSONAL SERVICES	777,743

PETROLEUM AND COAL PRODUCTS - 1.29%
3,209		Ashland, Inc	93,831
5,848		Cabot Oil & Gas Corp	211,347
5,892		Frontier Oil Corp	108,531
2,245		Holly Corp	64,925
10,223		Murphy Oil Corp	655,703
7,109	*	Newfield Exploration Co	227,417
9,243		Noble Energy, Inc	513,818
5,300	*	SandRidge Energy, Inc	103,880
6,242	e	Sunoco, Inc	222,090
7,725	e	Tesoro Corp	127,385
		TOTAL PETROLEUM AND COAL PRODUCTS	2,328,927

PIPELINES, EXCEPT NATURAL GAS - 0.44%
33,736		Spectra Energy Corp	802,917
		TOTAL PIPELINES, EXCEPT NATURAL GAS	802,917

PRIMARY METAL INDUSTRIES - 0.90%
6,351		AK Steel Holding Corp	164,618
5,317	e	Allegheny Technologies, Inc	157,117
2,662		Carpenter Technology Corp	68,280
1,576	e*	Century Aluminum Co	43,639
3,375	e*	CommScope, Inc	116,910
3,004	e*	General Cable Corp	107,033
3,220		Hubbell, Inc (Class B)	112,861
7,486		Precision Castparts Corp	589,747
1,166	e	Schnitzer Steel Industries, Inc (Class A)	45,754
9,784		Steel Dynamics, Inc	167,209
4,801	e	Titanium Metals Corp	54,443
		TOTAL PRIMARY METAL INDUSTRIES	1,627,611

PRINTING AND PUBLISHING - 1.01%
3,040		Dun & Bradstreet Corp	286,854
1,462	e	EW Scripps Co (Class A)	10,336
12,990	e	Gannett Co, Inc	219,661
2,172		John Wiley & Sons, Inc (Class A)	87,857
17,300		McGraw-Hill Cos, Inc	546,853

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,912	e	Meredith Corp	$53,612
2,135	*	MSCI, Inc (Class A)	51,240
6,934	e	New York Times Co (Class A)	99,087
11,370		R.R. Donnelley & Sons Co	278,906
348		Washington Post Co (Class B)	193,752
		TOTAL PRINTING AND PUBLISHING	1,828,158

RAILROAD TRANSPORTATION - 0.12%
4,980	e*	Kansas City Southern Industries, Inc	220,913
		TOTAL RAILROAD TRANSPORTATION	220,913

REAL ESTATE - 0.28%
9,430	e*	CB Richard Ellis Group, Inc (Class A)	126,079
3,812	e	Forest City Enterprises, Inc (Class A)	116,914
1,726	e	Jones Lang LaSalle, Inc	75,046
4,983	e*	St. Joe Co	194,785
		TOTAL REAL ESTATE	512,824

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.35%
13,603	e*	Goodyear Tire & Rubber Co	208,262
14,144		Newell Rubbermaid, Inc	244,125
8,180		Sealed Air Corp	179,878
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	632,265

SECURITY AND COMMODITY BROKERS - 2.39%
12,048		Ameriprise Financial, Inc	460,234
7,155		Broadridge Financial Solutions, Inc	110,115
24,462	e*	E*Trade Financial Corp	68,494
4,998	e	Eaton Vance Corp	176,080
4,852		Federated Investors, Inc (Class B)	139,980
3,767	*	IntercontinentalExchange, Inc	303,922
20,380	e	Invesco Ltd	427,572
2,268	*	Investment Technology Group, Inc	69,015
8,785		Janus Capital Group, Inc	213,300
7,119	e	Jefferies Group, Inc	159,466
3,887		Lazard Ltd (Class A)	166,208
7,454		Legg Mason, Inc	283,699
6,540	e*	MF Global Ltd	28,384
952	*	Morningstar, Inc	52,807
7,190	e*	Nasdaq Stock Market, Inc	219,798
5,125	e	Raymond James Financial, Inc	169,023
7,456		SEI Investments Co	165,523
14,080		T Rowe Price Group, Inc	756,237
13,372	*	TD Ameritrade Holding Corp	216,626
5,094		Waddell & Reed Financial, Inc (Class A)	126,077
		TOTAL SECURITY AND COMMODITY BROKERS	4,312,560

SPECIAL TRADE CONTRACTORS - 0.14%
9,271	e*	Quanta Services, Inc	250,410
		TOTAL SPECIAL TRADE CONTRACTORS	250,410

STONE, CLAY, AND GLASS PRODUCTS - 0.34%
2,469	e	Eagle Materials, Inc	55,232
6,762	e	Gentex Corp	96,697

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,122	e*	Owens Corning, Inc	$98,557
9,444	*	Owens-Illinois, Inc	277,654
3,438	e*	USG Corp	88,013
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	616,153

TOBACCO PRODUCTS - 0.66%
9,367		Lorillard, Inc	666,462
7,948		UST, Inc	528,860
		TOTAL TOBACCO PRODUCTS	1,195,322

TRANSPORTATION BY AIR - 0.61%
14,322	e*	AMR Corp	140,642
6,448	e*	Continental Airlines, Inc (Class B)	107,553
1,695		Copa Holdings S.A. (Class A)	55,088
15,553	e*	Delta Air Lines, Inc	115,870
12,899	*	Northwest Airlines Corp	116,478
39,151	d	Southwest Airlines Co	568,081
		TOTAL TRANSPORTATION BY AIR	1,103,712

TRANSPORTATION EQUIPMENT - 1.60%
3,855		Autoliv, Inc	130,106
5,505	*	BE Aerospace, Inc	87,144
117,065	e*	Ford Motor Co	608,738
26,731	e	General Motors Corp	252,608
9,029		Genuine Parts Co	363,056
6,673		Goodrich Corp	277,597
12,721	e	Harley-Davidson, Inc	474,493
4,298		Harsco Corp	159,843
4,082	e	Oshkosh Truck Corp	53,719
7,223	*	Pactiv Corp	179,347
6,125	*	Spirit Aerosystems Holdings, Inc (Class A)	98,429
2,265	e	Thor Industries, Inc	56,217
4,318	e	Trinity Industries, Inc	111,102
2,255	*	TRW Automotive Holdings Corp	35,877
		TOTAL TRANSPORTATION EQUIPMENT	2,888,276

TRANSPORTATION SERVICES - 0.58%
8,954		CH Robinson Worldwide, Inc	456,296
11,299	e	Expeditors International Washington, Inc	393,657
2,645		GATX Corp	104,663
1,755	*	Interval Leisure Group, Inc	18,252
4,806		UTI Worldwide, Inc	81,798
		TOTAL TRANSPORTATION SERVICES	1,054,666

TRUCKING AND WAREHOUSING - 0.21%
2,551	e	Con-way, Inc	112,525
4,526	e	J.B. Hunt Transport Services, Inc	151,033
2,832	e	Landstar System, Inc	124,778
		TOTAL TRUCKING AND WAREHOUSING	388,336

WATER TRANSPORTATION - 0.37%
2,308	e	Alexander & Baldwin, Inc	101,621
2,890	e	Frontline Ltd	138,922
3,105	*	Kirby Corp	117,804

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,314	e	Overseas Shipholding Group, Inc	$76,619
7,554	e	Royal Caribbean Cruises Ltd	156,746
2,647	e	Teekay Corp	69,828
		TOTAL WATER TRANSPORTATION	661,540

WHOLESALE TRADE-DURABLE GOODS - 0.95%
6,597	*	Arrow Electronics, Inc	172,973
6,302		BorgWarner, Inc	206,517
8,646	*	Ingram Micro, Inc (Class A)	138,941
7,055	e*	LKQ Corp	119,723
2,173	e	Martin Marietta Materials, Inc	243,333
6,569	*	Patterson Cos, Inc	199,763
3,158		Reliance Steel & Aluminum Co	119,909
2,892	*	Tech Data Corp	86,326
4,103		W.W. Grainger, Inc	356,838
2,360	*	WESCO International, Inc	75,945
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,720,268

WHOLESALE TRADE-NONDURABLE GOODS - 0.86%
4,492		Airgas, Inc	223,028
3,152	e*	Bare Escentuals, Inc	34,262
4,471	e	Brown-Forman Corp (Class B)	321,063
2,319	*	Central European Distribution Corp	105,306
7,053	*	Dean Foods Co	164,758
6,944	*	Endo Pharmaceuticals Holdings, Inc	138,880
5,000	*	Henry Schein, Inc	269,200
3,715		Herbalife Ltd	146,817
4,910	e	Terra Industries, Inc	144,354
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,547,668

		TOTAL COMMON STOCKS	178,646,941
		(Cost $200,974,264)

SHORT-TERM INVESTMENTS - 29.68%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 29.68%
53,598,430		State Street Navigator Securities Lending Prime Portfolio	53,598,430
			53,598,430

		TOTAL SHORT-TERM INVESTMENTS	53,598,430
		(Cost $53,598,430)

		TOTAL PORTFOLIO - 128.61%	232,245,371
		(Cost $254,572,694)

		OTHER ASSETS & LIABILITIES, NET - (28.61)%	(51,658,517)

		NET ASSETS - 100.00%	$180,586,854

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $17,412.
e	All or a portion of these securities are out on loan.
v	Security valued at fair value.

The following abbreviations are used in portfolios descriptions:
REIT - Real Estate Investment Trust

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.30%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.07%
3,319	e	Cal-Maine Foods, Inc	$91,073
1,038	e	Pilgrim's Pride Corp	2,585
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	93,658

AGRICULTURAL SERVICES - 0.07%
3,742	e*	Cadiz, Inc	71,360
2,534	e	Calavo Growers, Inc	31,574
		TOTAL AGRICULTURAL SERVICES	102,934

AMUSEMENT AND RECREATION SERVICES - 1.33%
15,011	e*	Bally Technologies, Inc	454,533
4,699	e	Dover Downs Gaming & Entertainment, Inc	36,558
3,704	e	Dover Motorsports, Inc	20,187
8,952	e*	Leapfrog Enterprises, Inc	94,533
9,743	e*	Life Time Fitness, Inc	304,664
13,619	e*	Marvel Entertainment, Inc	464,953
5,113	e*	Town Sports International Holdings, Inc	31,189
12,035	e*	WMS Industries, Inc	367,910
5,720	e	World Wrestling Entertainment, Inc (Class A)	88,431
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,862,958

APPAREL AND ACCESSORY STORES - 1.46%
18,470	e*	Aeropostale, Inc	593,072
9,424	e*	American Apparel, Inc	77,277
2,117	e	Bebe Stores, Inc	20,683
4,280	e	Buckle, Inc	237,711
1,830	e*	Cache, Inc	12,572
1,573		Cato Corp (Class A)	27,606
852	e*	Charlotte Russe Holding, Inc	8,733
14,850	e*	Chico's FAS, Inc	81,230
6,888	e	Christopher & Banks Corp	52,831
3,878	e*	Citi Trends, Inc	63,173
1,932	e*	DSW, Inc (Class A)	26,468
4,071		Finish Line, Inc (Class A)	40,669
11,686	e*	J Crew Group, Inc	333,869
984	e*	JOS A Bank Clothiers, Inc	33,062
1,035	*	New York & Co, Inc	9,874
5,440	*	Tween Brands, Inc	53,258
8,945	e*	Under Armour, Inc (Class A)	284,093
25,718	e*	Wet Seal, Inc (Class A)	93,356
		TOTAL APPAREL AND ACCESSORY STORES	2,049,537

APPAREL AND OTHER TEXTILE PRODUCTS - 0.79%
2,451	e*	G-III Apparel Group Ltd	45,858
5,660	e*	Gymboree Corp	200,930
5,130	e*	Lululemon Athletica, Inc	118,144
3,013	e*	Maidenform Brands, Inc	43,719
4,790	e*	True Religion Apparel, Inc	123,822

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
12,567	e*	Warnaco Group, Inc	$569,159
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,101,632

AUTO REPAIR, SERVICES AND PARKING - 0.39%
20,679	*	Exide Technologies	152,611
3,536	e*	Midas, Inc	48,655
522	e	Monro Muffler, Inc	12,037
1,730	*	Standard Parking Corp	38,441
9,905	*	Wright Express Corp	295,664
		TOTAL AUTO REPAIR, SERVICES AND PARKING	547,408

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.03%
2,845	e*	Lumber Liquidators, Inc	35,733
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	35,733

BUSINESS SERVICES - 14.10%
4,335	e*	3D Systems Corp	61,774
9,898	e*	ACI Worldwide, Inc	173,413
16,792	*	Actuate Corp	58,772
5,870	e	Administaff, Inc	159,781
4,655	e*	Advent Software, Inc	163,996
9,869	e*	American Reprographics Co	170,240
3,634	e	American Software, Inc (Class A)	19,805
8,541	e*	AMN Healthcare Services, Inc	150,065
7,487		Arbitron, Inc	334,594
1,770	*	ArcSight, Inc	13,505
20,317	e*	Ariba, Inc	287,079
35,830	e*	Art Technology Group, Inc	126,122
2,917	e*	Asset Acceptance Capital Corp	30,745
5,597	*	athenahealth, Inc	186,212
3,410	e*	Bankrate, Inc	132,683
4,530		BGC Partners, Inc (Class A)	19,434
11,360		Blackbaud, Inc	209,592
8,390	*	Blackboard, Inc	338,033
9,139	e*	Blue Coat Systems, Inc	129,682
16,680	e*	BPZ Energy, Inc	286,896
1,686	*	CACI International, Inc (Class A)	84,469
1,278	e*	CAI International, Inc	14,135
7,359	e*	Callidus Software, Inc	29,142
3,948	e*	Capella Education Co	169,211
8,263	e*	Cavium Networks, Inc	116,343
11,915	e*	CBIZ, Inc	100,682
8,166	e*	Chordiant Software, Inc	41,892
2,994	*	Clinical Data, Inc	48,144
13,081	e*	Cogent Communications Group, Inc	100,985
6,805	e*	Cogent, Inc	69,547
11,532	e	Cognex Corp	232,485
12,230	e*	Commvault Systems, Inc	147,372
4,037	e*	Compellent Technologies, Inc	50,059
2,171		Computer Programs & Systems, Inc	62,850
11,771	e*	Concur Technologies, Inc	450,358
5,377	e*	Constant Contact, Inc	91,785
5,312	e*	CoStar Group, Inc	241,112
5,075	*	CSG Systems International, Inc	88,965
19,021	*	Cybersource Corp	306,428
8,803	e*	Data Domain, Inc	196,043
8,591	e*	DealerTrack Holdings, Inc	144,672

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,840	e*	Deltek, Inc	$17,267
7,466	e	Deluxe Corp	107,436
4,724	e*	Dice Holdings, Inc	33,540
10,072	e*	Digital River, Inc	326,333
7,580	*	DivX, Inc	49,043
1,329	v*	DMRC Corp	15,490
4,960	*	Double-Take Software, Inc	49,352
616	e*	DynCorp International, Inc (Class A)	10,324
29,869	*	Earthlink, Inc	253,887
574	*	Ebix, Inc	53,933
7,861	e*	Echelon Corp	77,667
14,994	e*	Eclipsys Corp	314,124
14,991	*	Entrust, Inc	32,231
6,017	e*	EPIQ Systems, Inc	81,831
24,627	e*	Evergreen Energy, Inc	23,149
3,747	e*	ExlService Holdings, Inc	32,899
10,366	e*	FalconStor Software, Inc	55,562
4,286	e*	Forrester Research, Inc	125,666
16,577	*	Gartner, Inc	375,966
6,331	*	Global Cash Access, Inc	32,035
4,673	e*	Global Sources Ltd	47,057
2,284	*	Guidance Software, Inc	10,712
11,402	*	Hackett Group, Inc	62,027
11,949	e	Healthcare Services Group	218,547
6,645	e	Heartland Payment Systems, Inc	169,846
6,828	e*	HMS Holdings Corp	163,599
2,500	e*	HSW International, Inc	6,500
5,662	*	Hudson Highland Group, Inc	39,351
9,555	*	Hypercom Corp	38,029
1,062	e*	ICT Group, Inc	8,549
6,273	*	iGate Corp	54,387
24,076	*	Informatica Corp	312,747
5,571		Infospace, Inc	60,445
8,424	e*	Innerworkings, Inc	93,422
4,520	*	Integral Systems, Inc	93,880
4,814		Interactive Data Corp	121,409
3,959	e*	Interactive Intelligence, Inc	35,710
6,638	e*	Internap Network Services Corp	23,100
2,402	e*	Internet Brands, Inc (Class A)	16,742
6,680	*	Internet Capital Group, Inc	54,175
10,599	*	Interwoven, Inc	149,658
8,914	e*	inVentiv Health, Inc	157,421
18,827		Jack Henry & Associates, Inc	382,753
665	*	JDA Software Group, Inc	10,115
4,806	e*	Kenexa Corp	75,887
645	e*	Keynote Systems, Inc	8,546
1,219	*	Kforce, Inc	12,446
7,823	e*	Knot, Inc	65,322
872	*	Korn/Ferry International	15,539
32,583	*	Lawson Software, Inc	228,081
4,410	e*	Limelight Networks, Inc	11,025
4,199	e*	Liquidity Services, Inc	45,559
11,427	e*	Magma Design Automation, Inc	45,937
6,682	e*	Manhattan Associates, Inc	149,276
5,616	*	Mantech International Corp (Class A)	332,973
6,503	e	Marchex, Inc (Class B)	66,916
1,570	e*	Mentor Graphics Corp	17,820

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,470	*	MicroStrategy, Inc (Class A)	$147,039
6,156	e*	Midway Games, Inc	14,590
2,603	*	Monotype Imaging Holdings, Inc	28,971
34,694	e*	Move, Inc	73,551
1,920	e*	NCI, Inc (Class A)	54,682
1,208	*	Ness Technologies, Inc	13,856
11,121	e*	NetFlix, Inc	343,416
6,689	*	Netscout Systems, Inc	71,171
1,736	e*	NetSuite, Inc	31,283
11,390	e	NIC, Inc	78,591
17,509	e*	Omniture, Inc	321,465
7,705	e*	Online Resources Corp	59,868
4,743	e*	OpenTV Corp (Class A)	6,688
2,912	*	Opnet Technologies, Inc	35,468
30,299	*	Parametric Technology Corp	557,502
3,166		PC-Tel, Inc	29,507
4,089		Pegasystems, Inc	52,789
2,514	*	PeopleSupport, Inc	29,389
11,789	*	Phase Forward, Inc	246,508
7,409	*	Phoenix Technologies Ltd	59,198
2,676	e*	Portfolio Recovery Associates, Inc	130,134
14,618	*	Premiere Global Services, Inc	205,529
10,504	*	Progress Software Corp	272,999
3,144	e*	PROS Holdings, Inc	29,522
837	e*	Protection One, Inc	7,374
3,038	e	QAD, Inc	21,023
4,746	e	Quality Systems, Inc	200,566
7,466	*	Radiant Systems, Inc	64,880
7,460	e*	Raser Technologies, Inc	63,410
10,008	*	RealNetworks, Inc	50,841
2,440	e	Renaissance Learning, Inc	31,696
7,407	*	RightNow Technologies, Inc	93,106
5,708	e*	Riskmetrics Group Inc	111,706
11,633	e	Rollins, Inc	220,794
13,196	e*	RSC Holdings, Inc	149,907
10,118	*	S1 Corp	61,922
25,051	e*	Sapient Corp	186,129
2,363	e*	Secure Computing Corp	12,949
7,107	e*	Smith Micro Software, Inc	50,460
2,507	*	SonicWALL, Inc	13,137
56,717	e*	Sonus Networks, Inc	163,345
18,453	e	Sotheby's (Class A)	370,167
5,056	e*	Sourcefire, Inc	36,858
7,099	*	Spherion Corp	34,572
4,841	*	SPSS, Inc	142,132
6,292	*	SRA International, Inc (Class A)	142,388
5,532	e*	Stratasys, Inc	96,644
7,328	e*	SuccessFactors, Inc	79,875
7,734	e*	SupportSoft, Inc	23,202
18,267	e*	Sybase, Inc	559,336
8,902	e*	SYKES Enterprises, Inc	195,488
6,095	e*	Synchronoss Technologies, Inc	57,354
3,643	e	Syntel, Inc	89,254
21,038	e	Take-Two Interactive Software, Inc	345,023
984	e	TAL International Group, Inc	20,487
6,958	*	Taleo Corp (Class A)	138,395
4,413	e*	TechTarget, Inc	30,891

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
10,500	*	TeleTech Holdings, Inc	$130,620
1,050	e	Textainer Group Holdings Ltd	15,950
3,364	e	TheStreet.com, Inc	20,150
12,801	e*	THQ, Inc	154,124
6,077	*	TNS, Inc	117,711
8,591	*	TradeStation Group, Inc	80,326
1,148	e*	TrueBlue, Inc	18,552
6,874	e*	Ultimate Software Group, Inc	185,598
4,427	e*	Unica Corp	34,708
23,920	*	Valueclick, Inc	244,702
7,320	e*	Vasco Data Security International	75,835
3,561	*	Vignette Corp	38,245
1,570	e*	Virtusa Corp	10,221
4,405	*	Vocus, Inc	149,594
11,071	*	Websense, Inc	247,437
1,542	e*	Website Pros, Inc	8,327
19,851	e*	Wind River Systems, Inc	198,510
		TOTAL BUSINESS SERVICES	19,801,982

CHEMICALS AND ALLIED PRODUCTS - 11.49%
8,615	e*	Acadia Pharmaceuticals, Inc	23,088
10,233	e*	Acorda Therapeutics, Inc	244,057
1,995	e*	Acura Pharmaceuticals, Inc	14,025
13,707	e*	Adolor Corp	47,289
2,440	*	Albany Molecular Research, Inc	44,140
21,120	d,e*	Alexion Pharmaceuticals, Inc	830,016
7,190	e*	Alexza Pharmaceuticals, Inc	35,519
26,105	e*	Alkermes, Inc	347,197
14,813	e*	Allos Therapeutics, Inc	109,764
9,856	e*	Alnylam Pharmaceuticals, Inc	285,331
6,492	e*	Alpharma, Inc (Class A)	239,490
4,832	e*	AMAG Pharmaceuticals, Inc	187,143
17,089	e*	American Oriental Bioengineering, Inc	110,908
4,823	e	American Vanguard Corp	72,731
1,209	e*	Amicus Therapeutics, Inc	18,280
2,293	e	Arch Chemicals, Inc	80,943
3,188	*	Ardea Biosciences, Inc	44,090
4,772	e*	Arena Pharmaceuticals, Inc	23,860
9,912	e*	Arqule, Inc	31,917
12,761	e*	Array Biopharma, Inc	98,004
11,476	*	Auxilium Pharmaceuticals, Inc	371,822
2,545	e*	Aventine Renewable Energy Holdings, Inc	8,042
5,049		Balchem Corp	134,657
3,082	e*	Biodel, Inc	10,325
4,370	e*	BioForm Medical, Inc	17,130
3,874	e*	BioMimetic Therapeutics, Inc	42,846
5,475	e*	Cadence Pharmaceuticals, Inc	48,618
11,369	e*	Calgon Carbon Corp	231,473
4,067	e*	Cambrex Corp	25,012
2,819	e*	Caraco Pharmaceutical Laboratories Ltd	35,266
23,355	e*	Cell Genesys, Inc	13,779
4,167	*	Celldex Therapeutics, Inc	48,462
4,547	e*	Chattem, Inc	355,484
13,756	e*	Columbia Laboratories, Inc	36,041
4,166	e*	Cougar Biotechnology, Inc	139,103
15,503	e*	Cubist Pharmaceuticals, Inc	344,632
7,892	e*	Cypress Bioscience, Inc	58,006

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
8,464	e*	Cytokinetics, Inc	$40,119
6,092	e*	Cytori Therapeutics, Inc	32,166
25,833	e*	Dendreon Corp	147,506
28,277	e*	Discovery Laboratories, Inc	52,878
22,610	e*	Durect Corp	126,616
2,457	e*	Emergent Biosolutions, Inc	32,162
11,850	e*	Enzon Pharmaceuticals, Inc	87,453
10,520	e	Ferro Corp	211,452
13,258	e*	Geron Corp	52,369
4,978	e*	GTx, Inc	94,682
17,097	e*	Halozyme Therapeutics, Inc	125,492
17,543	e	Hercules, Inc	347,176
4,527	e*	Human Genome Sciences, Inc	28,746
2,586	e*	ICO, Inc	14,507
7,078	e*	Idenix Pharmaceuticals, Inc	51,174
5,560	e*	Idera Pharmaceuticals, Inc	78,229
19,357	e*	Immucor, Inc	618,650
13,642	e*	Immunogen, Inc	66,982
22,542	e*	Indevus Pharmaceuticals, Inc	75,516
1,486	e	Innophos Holdings, Inc	36,229
4,018		Innospec, Inc	48,457
12,176	e*	Inspire Pharmaceuticals, Inc	43,468
374	e	Inter Parfums, Inc	5,071
8,702	e*	InterMune, Inc	148,891
12,377	e*	Javelin Pharmaceuticals, Inc	32,180
1,010	e*	Jazz Pharmaceuticals, Inc	4,989
391		Koppers Holdings, Inc	14,627
8,931	e*	KV Pharmaceutical Co (Class A)	202,823
6,675	e*	Landec Corp	54,668
22,812	e*	Ligand Pharmaceuticals, Inc (Class B)	67,295
1,199	e	Mannatech, Inc	4,796
6,591	e*	MannKind Corp	25,441
1,906	e*	MAP Pharmaceuticals, Inc	19,289
4,757	e*	Marshall Edwards, Inc	10,228
9,094	e	Martek Biosciences Corp	285,733
35,217	e*	Medarex, Inc	227,854
14,339	e*	Medicines Co	332,952
15,244	e	Medicis Pharmaceutical Corp (Class A)	227,288
7,130	e*	Medivation, Inc	188,660
10,896	e	Meridian Bioscience, Inc	316,420
8,770	e*	MiddleBrook Pharmaceuticals, Inc	13,155
2,373	e	Minerals Technologies, Inc	140,861
4,323	e*	Molecular Insight Pharmaceuticals, Inc	33,201
6,609	e*	Momenta Pharmaceuticals, Inc	86,644
2,544	e*	Nabi Biopharmaceuticals	11,855
3,159	e*	Nanosphere, Inc	26,946
10,930	e*	Neurocrine Biosciences, Inc	51,262
3,693	e	NewMarket Corp	194,104
990	e	NL Industries, Inc	10,167
15,449	e*	Novavax, Inc	44,802
6,720	e*	Noven Pharmaceuticals, Inc	78,490
12,880	*	NPS Pharmaceuticals, Inc	91,963
5,152	*	Obagi Medical Products, Inc	51,417
3,925	e*	Omrix Biopharmaceuticals, Inc	70,415
15,254	e*	Onyx Pharmaceuticals, Inc	551,890
11,714	*	Opko Health, Inc	20,500
6,928	e*	Optimer Pharmaceuticals, Inc	55,078

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
11,580	e*	OraSure Technologies, Inc	$56,974
5,661	e*	Orexigen Therapeutics, Inc	61,082
15,869	e*	OSI Pharmaceuticals, Inc	782,183
4,192	e*	Osiris Therapeutics, Inc	80,864
9,993	e*	Pacific Ethanol, Inc	13,890
9,585	e*	Pain Therapeutics, Inc	93,645
15,515	e*	Parexel International Corp	444,660
33,421	e	PDL BioPharma, Inc	311,150
6,347	*	PetMed Express, Inc	99,648
4,596	*	Pharmasset, Inc	91,690
7,210	e*	Pozen, Inc	75,777
7,189	e*	Progenics Pharmaceuticals, Inc	95,686
2,651	e*	Protalix BioTherapeutics, Inc	5,912
14,930	e*	Questcor Pharmaceuticals, Inc	109,736
7,763	e*	Quidel Corp	127,391
7,124	e*	Rexahn Pharmaceuticals, Inc	9,190
7,847	e	Sciele Pharma, Inc	241,609
19,998	e*	Solutia, Inc	279,972
639		Stepan Co	34,870
2,233	e*	Sucampo Pharmaceuticals, Inc (Class A)	19,047
4,146	e*	SurModics, Inc	130,558
4,959	e*	Synta Pharmaceuticals Corp	37,788
4,436	e*	Targacept, Inc	25,773
4,763	e*	Tercica, Inc	42,581
14,359	e*	Theravance, Inc	178,913
5,689	*	Ulta Salon Cosmetics & Fragrance, Inc	75,550
6,173	e*	United Therapeutics Corp	649,214
2,005	e*	USANA Health Sciences, Inc	82,185
9,776	e*	USEC, Inc	52,888
9,283	e*	Valeant Pharmaceuticals International	190,023
15,163	*	WR Grace & Co	229,265
7,032	*	Xenoport, Inc	340,982
35,750	e*	XOMA Ltd	75,075
10,072	e*	Zymogenetics, Inc	67,080
		TOTAL CHEMICALS AND ALLIED PRODUCTS	16,135,325

COAL MINING - 0.32%
35,879	e*	International Coal Group, Inc	223,885
6,959	e*	James River Coal Co	153,028
6,836	e*	National Coal Corp	35,752
2,599	e*	Westmoreland Coal Co	41,064
		TOTAL COAL MINING	453,729

COMMUNICATIONS - 2.00%
6,156	e	Alaska Communications Systems Group, Inc	75,288
741	e*	Anixter International, Inc	44,097
14,470	e*	Aruba Networks, Inc	74,231
7,112	e*	Cbeyond Communications, Inc	102,342
15,326	e*	Centennial Communications Corp (Class A)	95,634
50,277	e*	Charter Communications, Inc (Class A)	36,702
2,273	e	Consolidated Communications Holdings, Inc	34,277
2,165	e*	Crown Media Holdings, Inc (Class A)	10,890
3,698	e*	DG FastChannel, Inc	81,060
8,485	e*	Entravision Communications Corp (Class A)	22,825
10,917	*	Foundry Networks, Inc	198,799
525	*	GeoEye, Inc	11,618
2,136	e*	Global Crossing Ltd	32,382

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,894	e*	Global Traffic Network, Inc	$26,827
1,955	e*	Hughes Communications, Inc	71,749
1,173	e*	Hungarian Telephone & Cable	23,343
9,222	e*	ICO Global Communications Holdings Ltd (Class A)	10,052
1,406	e	Iowa Telecommunications Services, Inc	26,264
1,438	*	iPCS, Inc	32,024
12,483	e*	j2 Global Communications, Inc	291,478
10,774	e*	Mastec, Inc	143,186
4,549	e*	Neutral Tandem, Inc	84,338
11,850	e*	Nextwave Wireless, Inc	7,110
3,648	e*	Novatel Wireless, Inc	22,107
8,208		NTELOS Holdings Corp	220,713
7,067	e*	Orbcomm, Inc	34,840
26,431	e*	PAETEC Holding Corp	56,827
5,523	e*	RCN Corp	67,712
10,351	e*	SAVVIS, Inc	139,117
5,694	e	Shenandoah Telecom Co	125,667
5,436	e	Sinclair Broadcast Group, Inc (Class A)	27,397
5,494	e*	Switch & Data Facilities Co, Inc	68,400
6,547	*	Syniverse Holdings, Inc	108,746
9,413	*	TeleCommunication Systems, Inc (Class A)	65,044
14,148	e*	Terremark Worldwide, Inc	97,197
4,267	e*	TerreStar Corp	4,267
28,104	e*	TiVo, Inc	205,721
7,414	e*	Virgin Mobile USA, Inc (Class A)	21,797
12,037	e,v*	Vonage Holdings Corp	12,037
		TOTAL COMMUNICATIONS	2,814,105

DEPOSITORY INSTITUTIONS - 1.21%
3,717		Cardinal Financial Corp	30,033
1,884	e	Cass Information Systems, Inc	67,541
6,804	e*	Dollar Financial Corp	104,714
1,532	e	Enterprise Financial Services Corp	34,562
1,061	e	First Financial Bankshares, Inc	55,045
548	e	Hancock Holding Co	27,948
12,340	*	Net 1 UEPS Technologies, Inc	275,552
3,222	e*	Oritani Financial Corp	54,291
1,316	e*	Pinnacle Financial Partners, Inc	40,533
6,074	e	PrivateBancorp, Inc	253,043
401	e	S.Y. Bancorp, Inc	12,279
7,317	*	Signature Bank	255,217
461	e	Smithtown Bancorp, Inc	10,373
1,005	e	Suffolk Bancorp	39,607
1,787	*	SVB Financial Group	103,503
7,326	e	Trustco Bank Corp NY	85,787
2,475		ViewPoint Financial Group	43,313
3,647	e	Westamerica Bancorporation	209,812
		TOTAL DEPOSITORY INSTITUTIONS	1,703,153

EATING AND DRINKING PLACES - 1.88%
4,195	*	AFC Enterprises	30,456
3,558	e*	BJ's Restaurants, Inc	42,483
4,860	e*	Buffalo Wild Wings, Inc	195,566
3,959	*	California Pizza Kitchen, Inc	50,952
3,987	e	CBRL Group, Inc	104,858
4,726	e*	CEC Entertainment, Inc	156,903
18,214	*	Cheesecake Factory	266,289

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
14,036	e	CKE Restaurants, Inc	$148,782
26,715	e*	Denny's Corp	68,925
4,774	e	DineEquity, Inc	80,490
740	e*	Einstein Noah Restaurant Group, Inc	7,459
10,004	*	Jack in the Box, Inc	211,084
14,777	e*	Krispy Kreme Doughnuts, Inc	48,764
4,731	e*	Papa John's International, Inc	128,494
6,154	e*	PF Chang's China Bistro, Inc	144,865
4,357	e*	Red Robin Gourmet Burgers, Inc	116,768
2,036	e*	Rick's Cabaret International, Inc	19,994
4,211	e*	Ruth's Chris Steak House, Inc	16,549
13,945	e*	Sonic Corp	203,179
14,543	e*	Texas Roadhouse, Inc (Class A)	130,742
89,219	e	Wendy's/Arby's Group, Inc (Class A)	469,292
		TOTAL EATING AND DRINKING PLACES	2,642,894

EDUCATIONAL SERVICES - 0.47%
3,071	*	American Public Education, Inc	148,268
23,805	e*	Corinthian Colleges, Inc	357,075
1,872	e*	K12, Inc	49,608
2,186	*	Learning Tree International, Inc	27,216
595	*	Lincoln Educational Services Corp	7,872
3,266	e*	Princeton Review, Inc	26,128
2,151	e*	Universal Technical Institute, Inc	36,696
		TOTAL EDUCATIONAL SERVICES	652,863

ELECTRIC, GAS, AND SANITARY SERVICES - 1.92%
4,527		American Ecology Corp	125,262
27,806	e*	Beacon Power Corp	40,319
3,791	*	Casella Waste Systems, Inc (Class A)	44,506
5,907	e*	Clean Energy Fuels Corp	83,584
5,559	*	Clean Harbors, Inc	375,510
3,897	e	Consolidated Water Co, Inc	66,327
10,910	e	Crosstex Energy, Inc	272,423
9,324	e	EnergySolutions, Inc	93,240
823		EnergySouth, Inc	50,557
596	e*	EnerNOC, Inc	6,163
13,490		ITC Holdings Corp	698,377
4,917	e	Ormat Technologies, Inc	178,635
1,439	e*	Pike Electric Corp	21,196
200	e	SJW Corp	5,994
18,320	e*	Waste Connections, Inc	628,376
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,690,469

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.34%
7,914	e*	Acme Packet, Inc	45,347
460	*	Actel Corp	5,741
9,567	e	Acuity Brands, Inc	399,518
8,436	e	Adtran, Inc	164,418
12,812	e*	Advanced Analogic Technologies, Inc	59,576
11,611	e*	Advanced Battery Technologies, Inc	37,504
1,886	*	Advanced Energy Industries, Inc	25,800
6,892	e*	Airvana, Inc	40,594
11,367	e*	American Superconductor Corp	267,920
3,455	e*	Amkor Technology, Inc	22,008
18,605	e*	Anadigics, Inc	52,280
5,033	*	Applied Micro Circuits Corp	30,097

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
840	e	Applied Signal Technology, Inc	$14,599
1,824	e*	Ascent Solar Technologies, Inc	11,090
16,273	e*	Atheros Communications, Inc	383,717
8,905	*	ATMI, Inc	160,112
3,600	*	Avanex Corp	16,848
1,304	*	AZZ, Inc	53,946
320	e	Bel Fuse, Inc (Class B)	9,110
3,382	*	Benchmark Electronics, Inc	47,619
9,960	e*	BigBand Networks, Inc	36,752
40,533	e*	Capstone Turbine Corp	52,288
4,974	e*	Ceva, Inc	41,284
5,718	e*	China BAK Battery, Inc	20,585
7,622	e*	China Security & Surveillance Technology, Inc	105,793
6,549	e*	Comtech Telecommunications Corp	322,473
445	*	CPI International, Inc	6,444
8,041	e*	Diodes, Inc	148,356
4,885	e*	DTS, Inc	135,950
19,484	e*	Emcore Corp	96,251
12,419	e*	Energy Conversion Devices, Inc	723,407
2,340	*	EnerSys	46,121
1,965	e*	Entropic Communications, Inc	2,771
39,490	e*	Evergreen Solar, Inc	217,985
1,298	*	Exar Corp	9,943
106,854	e*	Finisar Corp	107,923
3,816		Franklin Electric Co, Inc	170,003
18,838	e*	FuelCell Energy, Inc	113,593
3,293	e*	Globecomm Systems, Inc	28,781
26,801	e*	GrafTech International Ltd	404,963
1,051	e*	GreenHunter Energy, Inc	14,977
104	m	GreenHunter Energy, Inc	0
5,500	*	GT Solar International, Inc	59,675
11,582	*	Harmonic, Inc	97,868
26,362	e*	Hexcel Corp	360,896
5,646	e*	Hittite Microwave Corp	189,706
24,989	e*	Infinera Corp	238,895
12,757	e*	InterDigital, Inc	306,806
5,136	e*	IPG Photonics Corp	100,203
4,962	e*	iRobot Corp	73,537
5,003		IXYS Corp	45,477
14,286	e*	Lattice Semiconductor Corp	29,429
2,534	*	Littelfuse, Inc	75,336
5,075	e*	Maxwell Technologies, Inc	67,701
8,089	e*	Medis Technologies Ltd	14,560
13,939	e	Micrel, Inc	126,427
21,807	*	Microsemi Corp	555,642
15,129	e*	Microtune, Inc	40,546
17,531	e*	Microvision, Inc	34,010
2,107	e*	MIPS Technologies, Inc	7,396
7,020	e*	Monolithic Power Systems, Inc	121,937
1,254	e*	Moog, Inc (Class A)	53,772
2,312	e*	Multi-Fineline Electronix, Inc	34,194
130	e	National Presto Industries, Inc	9,685
4,639	e*	Netlogic Microsystems, Inc	140,283
1,134	*	NVE Corp	32,104
1,288	*	Omnivision Technologies, Inc	14,696
1,869	e*	Oplink Communications, Inc	22,559
2,894	e*	OpNext, Inc	13,283

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,189	e*	Orion Energy Systems, Inc	$12,280
3,387	e*	OSI Systems, Inc	79,628
4,357	e	Park Electrochemical Corp	105,614
6,333	e*	Parkervision, Inc	63,330
5,943	*	Pericom Semiconductor Corp	62,402
9,840	e*	Plexus Corp	203,688
7,059	e*	PLX Technology, Inc	36,142
36,296	e*	PMC - Sierra, Inc	269,316
22,237	e*	Polycom, Inc	514,342
4,225	*	Polypore International, Inc	90,880
1,837	*	Powell Industries, Inc	74,968
8,350	e*	Power Integrations, Inc	201,235
24,917	e*	Quantum Fuel Systems Technologies Worldwide, Inc	32,143
4,351	e	Raven Industries, Inc	171,212
3,857	e*	Rubicon Technology, Inc	27,848
44,469	e*	Sanmina-SCI Corp	62,257
16,000	*	Semtech Corp	223,360
10,316	e*	ShoreTel, Inc	59,214
20,301	e*	Silicon Image, Inc	108,407
30,328	e*	Skyworks Solutions, Inc	253,542
3,480	e*	Spansion, Inc (Class A)	5,394
3,273	e*	Standard Microsystems Corp	81,760
7,912	e*	Starent Networks Corp	102,381
2,973	e*	Supertex, Inc	83,720
5,973	e*	Sycamore Networks, Inc	19,293
9,411	e*	Synaptics, Inc	284,400
3,843	e*	Synthesis Energy Systems, Inc	18,639
722	e	Technitrol, Inc	10,678
4,226	e*	Techwell, Inc	39,851
1,798	*	Tekelec	25,154
13,096	*	Tessera Technologies, Inc	213,989
3,257	e*	Transmeta Corp	52,796
6,631	*	Trident Microsystems, Inc	15,914
1,455	e*	TTM Technologies, Inc	14,434
3,774	e*	Ultralife Corp	29,249
7,689	e*	Universal Display Corp	84,271
3,435	e*	Universal Electronics, Inc	85,806
15,131	e*	US Geothermal, Inc	26,933
1,800	e*	Utstarcom, Inc	6,066
11,675	e*	Valence Technology, Inc	40,279
1,416	*	Viasat, Inc	33,389
5,290	e	Vicor Corp	46,975
6,718	e*	Volterra Semiconductor Corp	85,520
7,464	e*	Zoltek Cos, Inc	127,709
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	11,707,518

ENGINEERING AND MANAGEMENT SERVICES - 5.24%
6,545	e*	Accelrys, Inc	35,932
4,702	*	Advisory Board Co	141,812
2,941	e*	Affymax, Inc	58,379
19,071	e*	Ariad Pharmaceuticals, Inc	47,105
449	e	CDI Corp	10,026
7,956	e*	Celera Corp	122,920
5,405	e*	China Architectural Engineering, Inc	38,321
1,675	e*	China Direct, Inc	7,069
4,762	e*	comScore, Inc	83,954
1,962	*	CRA International, Inc	53,916

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
16,590	e*	CV Therapeutics, Inc	$179,172
15,393	e*	Dyax Corp	67,729
11,624	*	eResearch Technology, Inc	138,442
28,406	e*	Exelixis, Inc	172,708
2,739	*	Exponent, Inc	90,634
7,370	*	Furmanite Corp	76,206
6,500	*	Greenfield Online, Inc	113,100
6,205	e*	Hill International, Inc	85,939
5,703	e*	Huron Consulting Group, Inc	324,957
20,419	e*	Incyte Corp	156,205
25,146	e*	Isis Pharmaceuticals, Inc	424,716
3,574	*	Kendle International, Inc	159,794
1,361	e	Landauer, Inc	99,013
2,209	*	LECG Corp	17,827
5,773	e*	Lexicon Pharmaceuticals, Inc	10,276
11,188	e*	Luminex Corp	279,812
624		MAXIMUS, Inc	22,988
2,519	e*	Maxygen, Inc	10,655
359	e*	Michael Baker Corp	12,493
12,190	e*	Myriad Genetics, Inc	790,887
321	e	National Research Corp	9,842
13,344	*	Navigant Consulting, Inc	265,412
8,669	e*	Omnicell, Inc	113,997
760	e*	PharmaNet Development Group, Inc	5,487
4,335	e*	PRG-Schultz International, Inc	38,842
16,983	*	Regeneron Pharmaceuticals, Inc	370,739
44,876	e*	Rentech, Inc	59,685
9,081	*	Repligen Corp	42,772
12,361	*	Resources Connection, Inc	278,493
10,034	e*	Rigel Pharmaceuticals, Inc	234,294
14,974	e*	RTI Biologics, Inc	140,007
9,698	e*	Sangamo Biosciences, Inc	74,675
14,911	e*	Savient Pharmaceuticals, Inc	222,323
16,523	e*	Seattle Genetics, Inc	176,796
15,646	e*	Sequenom, Inc	416,497
2,378	e*	Stanley, Inc	87,772
4,808	e*	Symyx Technologies, Inc	47,647
2,990	*	Tejon Ranch Co	111,078
16,213	*	Tetra Tech, Inc	390,085
1,210		VSE Corp	40,813
7,925		Watson Wyatt & Co Holdings (Class A)	394,110
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,354,353

FABRICATED METAL PRODUCTS - 0.96%
5,110	e*	Akeena Solar, Inc	19,367
549		Ameron International Corp	39,336
1,390	e*	Bway Holding Co	16,305
7,802	*	Chart Industries, Inc	222,825
3,961		CIRCOR International, Inc	172,026
3,362	e	Dynamic Materials Corp	78,032
3,374		Gulf Island Fabrication, Inc	116,302
625	e	Insteel Industries, Inc	8,494
7,854	e*	Mobile Mini, Inc	151,818
6,396	e	Quanex Building Products Corp	97,475
3,527		Silgan Holdings, Inc	180,194
9,927	e*	Smith & Wesson Holding Corp	37,127
3,471	e	Sun Hydraulics Corp	90,385

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
16,774	e*	Taser International, Inc	$119,934
		TOTAL FABRICATED METAL PRODUCTS	1,349,620

FISHING, HUNTING, AND TRAPPING - 0.01%
2,237	e*	HQ Sustainable Maritime Industries, Inc	11,319
		TOTAL FISHING, HUNTING, AND TRAPPING	11,319

FOOD AND KINDRED PRODUCTS - 1.17%
5,591	e*	AgFeed Industries, Inc	44,169
1,379	e*	American Dairy, Inc	13,969
2,260	e*	Boston Beer Co, Inc (Class A)	107,327
1,197	e	Coca-Cola Bottling Co Consolidated	52,261
21,989	*	Darling International, Inc	244,298
4,702		Diamond Foods, Inc	131,797
12,774		Flowers Foods, Inc	375,045
5,609	e	Lancaster Colony Corp	211,235
1,780	e	Lance, Inc	40,388
1,184	e*	Lifeway Foods, Inc	13,853
166	*	M&F Worldwide Corp	6,640
340	e*	National Beverage Corp	3,016
3,756	e*	Peet's Coffee & Tea, Inc	104,868
1,656	e*	Ralcorp Holdings, Inc	111,631
839	e	Sanderson Farms, Inc	30,825
12,795	e*	Smart Balance, Inc	83,935
2,370	e	Tootsie Roll Industries, Inc	68,517
		TOTAL FOOD AND KINDRED PRODUCTS	1,643,774

FOOD STORES - 0.17%
263	e	Arden Group, Inc (Class A)	38,298
3,593	e*	Great Atlantic & Pacific Tea Co, Inc	38,876
990	e*	Pantry, Inc	20,978
774	e	Ruddick Corp	25,116
8,682	e*	Winn-Dixie Stores, Inc	120,680
		TOTAL FOOD STORES	243,948

FURNITURE AND FIXTURES - 0.40%
8,459	e	Herman Miller, Inc	206,992
929	e	HNI Corp	23,541
470	e	Hooker Furniture Corp	8,342
14,333	e	Interface, Inc (Class A)	162,966
13,384	e	Tempur-Pedic International, Inc	157,396
		TOTAL FURNITURE AND FIXTURES	559,237

FURNITURE AND HOME FURNISHINGS STORES - 0.17%
1,182	e	Haverty Furniture Cos, Inc	13,522
3,805	e*	hhgregg, Inc	37,099
11,859		Knoll, Inc	179,308
3,591	e*	Pier 1 Imports, Inc	14,831
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	244,760

GENERAL BUILDING CONTRACTORS - 0.35%
93	e*	Amrep Corp	3,944
1,222	e*	Cavco Industries, Inc	44,175
4,301		McGrath RentCorp	123,955
5,623	e*	Perini Corp	145,017
4,993	e*	Team, Inc	180,347
		TOTAL GENERAL BUILDING CONTRACTORS	497,438

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 0.06%
7,831	e*	99 Cents Only Stores	$85,906
401	e*	Retail Ventures, Inc	1,564
		TOTAL GENERAL MERCHANDISE STORES	87,470

HEALTH SERVICES - 2.16%
6,641	*	Alliance Imaging, Inc	68,203
1,764	e*	Almost Family, Inc	69,766
7,246	e*	Amedisys, Inc	352,663
8,451	e*	Assisted Living Concepts, Inc (A Shares)	53,833
3,189	e*	Bio-Reference Labs, Inc	92,162
1,819	e*	China Sky One Medical, Inc	22,101
2,056	*	Corvel Corp	58,822
1,371	*	Cross Country Healthcare, Inc	22,334
7,433	e*	CryoLife, Inc	97,521
6,579	e*	eHealth, Inc	105,264
5,262	e*	Emeritus Corp	131,024
560	e	Ensign Group, Inc	9,570
6,914	e*	Enzo Biochem, Inc	75,916
3,972	e*	Genomic Health, Inc	89,966
2,274	*	Genoptix, Inc	74,292
3,036	*	Gentiva Health Services, Inc	81,790
9,719	e*	Healthways, Inc	156,767
21,660	e*	Immunomedics, Inc	38,555
1,652	e*	IPC The Hospitalist Co, Inc	42,456
4,172	e*	LHC Group, Inc	118,819
2,432	*	Life Sciences Research, Inc	85,120
1,997	e	National Healthcare Corp	94,099
10,246	e*	Nektar Therapeutics	36,783
747	e*	Nighthawk Radiology Holdings, Inc	5,393
1,734	e*	Odyssey HealthCare, Inc	17,600
15,402	*	Psychiatric Solutions, Inc	584,506
7,826	e*	Stereotaxis, Inc	47,347
11,597	*	Sun Healthcare Group, Inc	170,012
10,995	*	Sunrise Senior Living, Inc	151,621
3,342	e*	US Physical Therapy, Inc	58,017
1,706	e*	Virtual Radiologic Corp	13,921
		TOTAL HEALTH SERVICES	3,026,243

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.19%
5,679	e*	Comverge, Inc	26,123
7,073	e*	Matrix Service Co	135,094
5,902	e*	Orion Marine Group, Inc	61,912
2,305	*	Sterling Construction Co, Inc	37,341
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	260,470

HOLDING AND OTHER INVESTMENT OFFICES - 3.97%
4,242	e	Acadia Realty Trust	107,238
344	e	Alexander's, Inc	137,600
2,739		Associated Estates Realty Corp	35,689
1,134		Cherokee, Inc	24,925
7,012		Cousins Properties, Inc	176,913
1,904	e	Danvers Bancorp, Inc	24,276
2,092	e	EastGroup Properties, Inc	101,546
3,539	e	Equity Lifestyle Properties, Inc	187,673
755		Highwoods Properties, Inc	26,848

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,670		Home Properties, Inc	$212,676
4,925	e	Inland Real Estate Corp	77,273
44,829	e	iShares Russell 2000 Growth Index Fund	3,170,307
4,095	e	Mid-America Apartment Communities, Inc	201,228
2,505		Omega Healthcare Investors, Inc	49,248
3,834	e	Potlatch Corp	177,859
1,207	e	PS Business Parks, Inc	69,523
1,694		Saul Centers, Inc	85,615
2,727	e	Sun Communities, Inc	54,022
8,789	e	Tanger Factory Outlet Centers, Inc	384,870
576		Universal Health Realty Income Trust	22,406
6,778	e	Washington Real Estate Investment Trust	248,278
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,576,013

HOTELS AND OTHER LODGING PLACES - 0.28%
1,760	e*	Great Wolf Resorts, Inc	6,442
1,553	e*	Monarch Casino & Resort, Inc	17,689
6,519	e*	Morgans Hotel Group Co	71,122
1,965	e*	Riviera Holdings Corp	14,443
7,984	e*	Vail Resorts, Inc	279,041
		TOTAL HOTELS AND OTHER LODGING PLACES	388,737

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.75%
7,471	e*	3PAR, Inc	48,188
3,610	e	Aaon, Inc	65,666
13,686	e	Actuant Corp (Class A)	345,435
6,933	e*	Altra Holdings, Inc	102,331
1,674	e	Ampco-Pittsburgh Corp	43,357
4,473	e*	Astec Industries, Inc	137,903
2,277	e*	Asyst Technologies, Inc	5,465
7,128	e*	AuthenTec, Inc	15,325
2,497	e*	Bolt Technology Corp	36,132
11,792	e*	Cirrus Logic, Inc	64,266
5,928	e*	Colfax Corp	99,057
569	*	Columbus McKinnon Corp	13,411
3,683	e*	Cray, Inc	19,078
10,331		Curtiss-Wright Corp	469,544
1,898	e*	Cymer, Inc	48,076
8,639	e*	Dril-Quip, Inc	374,846
16,569	e*	Elixir Gaming Technologies, Inc	5,468
10,054	e*	Ener1, Inc	78,522
2,600	*	Energy Recovery, Inc	24,934
7,205	*	ENGlobal Corp	95,610
592	*	EnPro Industries, Inc	21,999
1,993	*	Entegris, Inc	9,646
3,935	e*	Flanders Corp	24,790
5,992	e*	Flotek Industries, Inc	65,912
10,352	e*	Flow International Corp	52,588
5,238	e*	Fuel Tech, Inc	94,755
3,905	e	Gorman-Rupp Co	147,297
1,323		Graham Corp	71,574
2,038	e*	Harbin Electric, Inc	24,150
3,868	e*	Immersion Corp	22,512
16,607	e*	Intermec, Inc	326,161
7,856	e*	Isilon Systems, Inc	34,645
7,554	e	Kaydon Corp	340,383
1,674	*	Key Technology, Inc	39,674

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
14,302	*	Kulicke & Soffa Industries, Inc	$64,502
3,302	e	Lindsay Manufacturing Co	240,220
1,342	e	Lufkin Industries, Inc	106,488
4,178	e	Met-Pro Corp	60,957
22,267	*	Micros Systems, Inc	593,638
4,647	e*	Middleby Corp	252,379
5,466	e*	NATCO Group, Inc (Class A)	219,624
3,256	*	Natural Gas Services Group, Inc	56,882
11,292	e*	Netezza Corp	119,808
1,560	*	Netgear, Inc	23,400
3,669	e	NN, Inc	47,147
9,374	e	Nordson Corp	460,357
764	e	Omega Flex, Inc	17,228
24,854	e	Palm, Inc	148,378
3,470	*	PMFG, Inc	50,280
32,859	e,v*	Quantum Corp	35,488
1,072	e*	Rackable Systems, Inc	10,516
6,004	*	RBC Bearings, Inc	202,275
456	e*	Rimage Corp	6,366
15,250	e*	Riverbed Technology, Inc	190,930
4,546	e	Robbins & Myers, Inc	140,608
6,510	e*	Safeguard Scientifics, Inc	8,137
2,692		Sauer-Danfoss, Inc	66,465
5,355	e*	Scansource, Inc	154,170
5,436	*	Semitool, Inc	44,466
6,038	e*	Sigma Designs, Inc	85,860
8,243	e*	STEC, Inc	63,471
5,374	e*	Super Micro Computer, Inc	48,420
3,428	*	T-3 Energy Services, Inc	127,247
4,314	e	Tennant Co	147,798
712	e*	Thermadyne Holdings Corp	11,869
6,264	*	TurboChef Technologies, Inc	38,524
350	e	Twin Disc, Inc	4,816
6,264	e*	Ultratech, Inc	75,794
9,806	e*	VeriFone Holdings, Inc	162,191
3,375	e	Watsco, Inc	169,695
12,841		Woodward Governor Co	452,902
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,077,996

INSTRUMENTS AND RELATED PRODUCTS - 9.27%
6,029	e*	Abaxis, Inc	118,771
9,207	e*	Abiomed, Inc	163,424
9,814	e*	Accuray, Inc	79,199
10,193	*	Affymetrix, Inc	78,894
17,175	e*	Align Technology, Inc	186,005
6,099	e*	Alphatec Holdings, Inc	28,055
20,015	e*	American Medical Systems Holdings, Inc	355,466
2,500	e	American Science & Engineering, Inc	149,325
3,674		Analogic Corp	182,818
2,926	*	Angiodynamics, Inc	46,231
3,116	*	Argon ST, Inc	73,195
7,218	e*	Arthrocare Corp	200,083
367	e	Atrion Corp	37,812
2,415	*	Axsys Technologies, Inc	142,340
3,798	e	Badger Meter, Inc	178,316
5,180	*	Bio-Rad Laboratories, Inc (Class A)	513,442
14,115	e*	Bruker BioSciences Corp	188,153

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,511	e*	CardioNet, Inc	$37,715
15,426	e*	Cepheid, Inc	213,342
706	e	Cohu, Inc	11,169
544	*	Conmed Corp	17,408
6,442	e*	Cyberonics, Inc	109,514
2,665	e*	Cynosure, Inc (Class A)	47,810
3,357		Datascope Corp	173,322
13,710	e*	Depomed, Inc	50,041
7,520	e*	DexCom, Inc	46,549
5,057	*	Dionex Corp	321,372
1,035	*	DXP Enterprises, Inc	55,176
680	e*	Eagle Test Systems, Inc	10,411
7,019	e*	ESCO Technologies, Inc	338,105
6,732	*	Esterline Technologies Corp	266,520
3,585	e*	ev3, Inc	35,993
2,009	*	Exactech, Inc	44,680
4,407	*	FARO Technologies, Inc	89,771
4,290	e*	FGX International Holdings Ltd	47,490
7,870	e*	Formfactor, Inc	137,095
12,437	e*	Fossil, Inc	351,097
7,007	*	Haemonetics Corp	432,472
1,117	e*	Herley Industries, Inc	19,101
1,463	e*	ICU Medical, Inc	44,490
1,855	e*	ICx Technologies, Inc	14,302
5,535	e*	I-Flow Corp	51,531
6,606	e*	II-VI, Inc	255,388
4,963	e*	Insulet Corp	69,085
4,900	e*	Integra LifeSciences Holdings Corp	215,747
1,771	e	Invacare Corp	42,752
23,168	e*	ION Geophysical Corp	328,754
5,008	*	IRIS International, Inc	89,643
7,276	*	Ixia	53,624
2,074	e*	Kensey Nash Corp	65,248
2,960	e*	Kopin Corp	9,235
661	e*	K-Tron International, Inc	85,157
2,025	e*	L-1 Identity Solutions, Inc	30,942
3,228	e*	LaBarge, Inc	48,614
2,718	*	LTX-Credence Corp	4,729
12,621	e*	Masimo Corp	469,501
1,598	*	Medical Action Industries, Inc	20,982
9,260	e	Mentor Corp	220,944
7,693	e*	Merit Medical Systems, Inc	144,398
4,346	e*	Micrus Endovascular Corp	60,627
2,881	e	Mine Safety Appliances Co	109,824
651	*	MKS Instruments, Inc	12,961
1,590	e	MTS Systems Corp	66,939
7,440	e*	Natus Medical, Inc	168,590
3,841	*	Neogen Corp	108,239
9,724	e*	NuVasive, Inc	479,685
3,604	e*	NxStage Medical, Inc	15,209
1,434	*	Orthofix International NV	26,715
18,830	e*	Orthovita, Inc	48,958
1,079	e*	OYO Geospace Corp	42,383
3,883	e*	Photon Dynamics Inc	59,604
8,215	*	Rofin-Sinar Technologies, Inc	251,461
1,140	*	Rudolph Technologies, Inc	9,553
4,222	e*	Sirona Dental Systems, Inc	98,288

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,510	e*	Somanetics Corp	$76,764
3,275	e*	Sonic Solutions, Inc	14,410
4,636	e*	SonoSite, Inc	145,570
8,789	e*	Spectranetics Corp	40,693
4,220	e*	Star Scientific, Inc	15,023
16,240		STERIS Corp	610,299
3,009	*	Symmetry Medical, Inc	55,847
3,417	*	Synovis Life Technologies, Inc	64,308
9,820	*	Teledyne Technologies, Inc	561,311
14,903	e*	Thoratec Corp	391,204
2,979	e*	Trans1, Inc	29,462
7,654	*	Varian, Inc	328,357
7,064	e*	Veeco Instruments, Inc	104,618
4,119	e*	Vision-Sciences, Inc	16,435
2,485	e*	Vital Images, Inc	37,275
2,256		Vital Signs, Inc	166,718
18,590	e*	Vivus, Inc	147,605
3,577	*	Vnus Medical Technologies, Inc	74,867
13,039	e*	Volcano Corp	225,444
10,275	*	Wright Medical Group, Inc	312,771
5,828	e*	Zoll Medical Corp	190,692
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	13,011,457

INSURANCE AGENTS, BROKERS AND SERVICE - 0.04%
1,581	e	Life Partners Holdings, Inc	56,869
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	56,869

INSURANCE CARRIERS - 0.50%
393	e	Amtrust Financial Services, Inc	5,341
2,948	*	Argo Group International Holdings Ltd	108,634
8,935	*	Catalyst Health Solutions, Inc	233,382
932	*	Centene Corp	19,115
2,034	*	Darwin Professional Underwriters, Inc	63,278
1,122		Employers Holdings, Inc	19,500
906	e*	Enstar Group Ltd	88,208
812	*	First Mercury Financial Corp	11,571
2,624	e*	Primus Guaranty Ltd	6,875
4,779	e*	RadNet, Inc	19,164
5,337	e	Tower Group, Inc	125,740
		TOTAL INSURANCE CARRIERS	700,808

JUSTICE, PUBLIC ORDER AND SAFETY - 0.23%
4,124	*	China Fire & Security Group, Inc	43,343
14,263	e*	Geo Group, Inc	288,255
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	331,598

LEATHER AND LEATHER PRODUCTS - 0.44%
21,653	e*	CROCS, Inc	77,518
11,329	e*	Iconix Brand Group, Inc	148,183
1,002	e	Weyco Group, Inc	33,537
13,643	e	Wolverine World Wide, Inc	360,994
		TOTAL LEATHER AND LEATHER PRODUCTS	620,232

LEGAL SERVICES - 0.07%
2,349	e*	Pre-Paid Legal Services, Inc	96,920
		TOTAL LEGAL SERVICES	96,920

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
1,119	e*	Emergency Medical Services Corp (Class A)	$33,436
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	33,436

LUMBER AND WOOD PRODUCTS - 0.21%
2,343	e	American Woodmark Corp	52,600
11,058	e*	Champion Enterprises, Inc	61,372
2,850	e	Deltic Timber Corp	181,374
		TOTAL LUMBER AND WOOD PRODUCTS	295,346

METAL MINING - 0.12%
11,048	*	Allied Nevada Gold Corp	63,195
3,189	e*	Apex Silver Mines Ltd	5,485
8,528	e*	ShengdaTech, Inc	59,696
2,678	e*	Stillwater Mining Co	15,559
12,385	e*	Uranium Resources, Inc	20,931
		TOTAL METAL MINING	164,866

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.17%
8,833		Daktronics, Inc	147,158
1,579	e	Marine Products Corp	13,106
15,190	*	Shuffle Master, Inc	77,317
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	237,581

MISCELLANEOUS RETAIL - 1.34%
6,830	e*	1-800-FLOWERS.COM, Inc (Class A)	41,117
1,418	e*	Bidz.com, Inc	12,280
3,650	e*	Blue Nile, Inc	156,475
9,387	e	Borders Group, Inc	61,579
3,560		Cash America International, Inc	128,302
8,339	e*	CKX, Inc	51,368
15,155	e*	Coldwater Creek, Inc	87,747
23,992	e*	Drugstore.Com	56,381
10,440	*	Ezcorp, Inc (Class A)	196,272
2,377	*	Fuqi International, Inc	19,373
6,278	*	GSI Commerce, Inc	97,183
7,699	e*	Hibbett Sports, Inc	154,134
3,941		Longs Drug Stores Corp	298,097
8,476	e	Nutri/System, Inc	150,195
4,314	e*	Overstock.com, Inc	85,460
2,227	e*	PC Mall, Inc	15,210
3,878	e	Pricesmart, Inc	64,918
5,577	e*	Shutterfly, Inc	53,595
4,221	*	Stamps.com, Inc	49,259
1,281	e	Systemax, Inc	18,011
5,236	e*	Zumiez, Inc	86,289
		TOTAL MISCELLANEOUS RETAIL	1,883,245

MOTION PICTURES - 0.44%
2,721	e	Cinemark Holdings, Inc	37,006
4,963	e*	Gaiam, Inc (Class A)	52,608
1,620	e*	Macrovision Solutions Corp	24,916
11,663		National CineMedia, Inc	128,876
500	*	RHI Entertainment, Inc	7,450
35,272	e*	tw telecom inc (Class A)	366,476
		TOTAL MOTION PICTURES	617,332

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
NONDEPOSITORY INSTITUTIONS - 0.43%
3,503	e	Advance America Cash Advance Centers, Inc	$10,474
1,205	e*	Credit Acceptance Corp	20,485
5,081	*	First Cash Financial Services, Inc	76,215
12,076	e	First Marblehead Corp	30,069
7,016	e*	Mercadolibre, Inc	142,776
2,394	*	Mitcham Industries, Inc	24,155
2,034	e*	NewStar Financial, Inc	16,455
14,649	*	thinkorswim Group, Inc	122,026
4,483	e*	World Acceptance Corp	161,388
		TOTAL NONDEPOSITORY INSTITUTIONS	604,043

NONMETALLIC MINERALS, EXCEPT FUELS - 0.27%
2,348	e	AMCOL International Corp	73,398
4,590	e	Compass Minerals International, Inc	240,470
13,985	e*	General Moly, Inc	60,835
246	*	United States Lime & Minerals, Inc	9,473
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	384,176

OIL AND GAS EXTRACTION - 5.47%
12,619	e*	Abraxas Petroleum Corp	32,936
1,053	e	APCO Argentina, Inc	29,810
3,074	e*	Approach Resources, Inc	44,450
10,401	*	Arena Resources, Inc	404,079
9,513	e	Atlas America, Inc	324,488
7,629	*	ATP Oil & Gas Corp	135,872
11,184	e*	Basic Energy Services, Inc	238,219
7,645	e	Berry Petroleum Co (Class A)	296,091
4,572	*	Bill Barrett Corp	146,807
1,230	e*	BMB Munai, Inc	5,104
904	*	Cal Dive International, Inc	9,582
12,949	e*	Cano Petroleum, Inc	29,912
7,519	*	Carrizo Oil & Gas, Inc	272,714
11,006	e*	Cheniere Energy, Inc	24,763
1,520	e*	Clayton Williams Energy, Inc	107,206
12,443	e*	Comstock Resources, Inc	622,772
15,167	*	Concho Resources, Inc	418,761
3,640	e*	Contango Oil & Gas Co	196,487
1,332	*	Dawson Geophysical Co	62,191
16,786	e*	Delta Petroleum Corp	227,954
1,996	e*	Double Eagle Petroleum Co	28,503
32,464	e*	Endeavour International Corp	42,852
8,400	e*	Energy Partners Ltd	72,828
1,220	e	Energy XXI Bermuda Ltd	3,709
38,645	e*	EXCO Resources, Inc	630,686
11,322	e*	FX Energy, Inc	84,236
25,049	e*	Gasco Energy, Inc	45,589
11,364	e*	GeoGlobal Resources, Inc	28,637
808	*	Geokinetics, Inc	15,352
850	*	Geomet, Inc	4,624
1,881	e*	Georesources, Inc	21,556
1,719	e*	GMX Resources, Inc	82,168
6,145	*	Goodrich Petroleum Corp	267,861
12,056	e*	Grey Wolf, Inc	93,796
2,200	e*	Gulfport Energy Corp	22,110
4,581	e	Houston American Energy Corp	28,952
16,515	e*	McMoRan Exploration Co	390,415

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,883	e*	Northern Oil And Gas, Inc	$47,829
4,437	e*	Oilsands Quest, Inc	13,267
2,040	e	Panhandle Oil and Gas, Inc (Class A)	58,405
11,251	e*	Parallel Petroleum Corp	105,984
5,914	e*	Parker Drilling Co	47,430
11,355		Penn Virginia Corp	606,811
4,100	e*	Petroleum Development Corp	181,917
5,693	e*	Petroquest Energy, Inc	87,388
1,507	*	Pioneer Drilling Co	20,043
4,960	e*	PowerSecure International, Inc	30,058
225	e*	PrimeEnergy Corp	16,650
6,484	e*	Quest Resource Corp	17,247
6,257	e*	RAM Energy Resources, Inc	18,083
4,456	e*	Rex Energy Corp	70,227
8,168	e	RPC, Inc	114,842
901	*	Stone Energy Corp	38,139
15,684	e*	Sulphco, Inc	31,525
3,020	e*	Superior Well Services, Inc	76,436
7,320	e*	Tri-Valley Corp	46,409
1,191	e*	Union Drilling, Inc	12,613
5,560	e*	Vaalco Energy, Inc	38,030
5,340	e*	Venoco, Inc	69,420
16,312	*	Warren Resources, Inc	162,794
10,584	e*	Willbros Group, Inc	280,476
		TOTAL OIL AND GAS EXTRACTION	7,686,095

PAPER AND ALLIED PRODUCTS - 0.26%
13,344	e*	Cenveo, Inc	102,615
38,447	e*	Graphic Packaging Holding Co	96,117
3,965	e	Rock-Tenn Co (Class A)	158,521
		TOTAL PAPER AND ALLIED PRODUCTS	357,253

PERSONAL SERVICES - 0.38%
7,648	e*	Coinstar, Inc	244,736
23,811	e*	Sally Beauty Holdings, Inc	204,775
2,595	e*	Steiner Leisure Ltd	89,216
		TOTAL PERSONAL SERVICES	538,727

PETROLEUM AND COAL PRODUCTS - 0.23%
2,192	e*	American Oil & Gas, Inc	5,721
6,072	*	CVR Energy, Inc	51,733
28,105	e*	Gran Tierra Energy, Inc	104,270
1,495	e*	Headwaters, Inc	19,958
2,366	e	Quaker Chemical Corp	67,336
2,116	e	WD-40 Co	76,028
		TOTAL PETROLEUM AND COAL PRODUCTS	325,046

PRIMARY METAL INDUSTRIES - 0.76%
3,692	e	Belden CDT, Inc	117,369
1,759	e*	Coleman Cable, Inc	17,643
3,911	e*	Fushi Copperweld, Inc	37,898
3,192	e*	General Steel Holdings, Inc	22,791
763	e*	Haynes International, Inc	35,731
8,053		Matthews International Corp (Class A)	408,609
6,490	e*	Metalico, Inc	38,291
625		Mueller Industries, Inc	14,381
1,816	e	Olympic Steel, Inc	53,554

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,100	e*	Sutor Technology Group Ltd	$3,619
6,319	e	Texas Industries, Inc	258,194
240	*	Universal Stainless & Alloy	6,132
3,270	e	Worthington Industries, Inc	48,854
		TOTAL PRIMARY METAL INDUSTRIES	1,063,066

PRINTING AND PUBLISHING - 0.57%
610		Bowne & Co, Inc	7,045
7,017	*	China Information Security Technology, Inc	32,980
1,642	e*	Consolidated Graphics, Inc	49,802
6,859	e*	Dolan Media Co	69,207
1,140	e	Harte-Hanks, Inc	11,822
6,591	e*	Martha Stewart Living Omnimedia, Inc (Class A)	56,089
2,427	e	Multi-Color Corp	57,981
3,013	e*	Playboy Enterprises, Inc (Class B)	11,871
6,736	e*	Presstek, Inc	37,991
1,106	e	Standard Register Co	10,894
6,699	e*	Valassis Communications, Inc	58,013
12,041	e*	VistaPrint Ltd	395,426
		TOTAL PRINTING AND PUBLISHING	799,121

RAILROAD TRANSPORTATION - 0.16%
6,046	e*	Genesee & Wyoming, Inc (Class A)	226,846
		TOTAL RAILROAD TRANSPORTATION	226,846

REAL ESTATE - 0.14%
956	e	Consolidated-Tomoka Land Co	41,290
1,936		DuPont Fabros Technology, Inc	29,524
654	e*	Forestar Real Estate Group, Inc	9,646
8,251	e	Grubb & Ellis Co	22,278
7,904	e*	LoopNet, Inc	77,696
1,390	e	Thomas Properties Group, Inc	14,039
		TOTAL REAL ESTATE	194,473

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.14%
1,641	e*	AEP Industries, Inc	32,820
3,567	e*	Deckers Outdoor Corp	371,253
5,304	e*	Metabolix, Inc	57,707
603	e*	Skechers U.S.A., Inc (Class A)	10,148
9,718	e	Titan International, Inc	207,188
1,323	e*	Trex Co, Inc	23,960
16,990	e	Tupperware Corp	469,434
8,792	e	West Pharmaceutical Services, Inc	429,225
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,601,735

SECURITY AND COMMODITY BROKERS - 1.10%
2,677	e	Cohen & Steers, Inc	75,839
603	e	Diamond Hill Investment Group, Inc	54,222
3,084	*	Duff & Phelps Corp (Class A)	64,856
2,605	e	Epoch Holding Corp	27,483
6,200	e*	FCStone Group, Inc	111,538
589	e	GAMCO Investors, Inc (Class A)	34,928
17,818		GFI Group, Inc	83,923
4,695	e	Greenhill & Co, Inc	346,256
11,024	*	Interactive Brokers Group, Inc (Class A)	244,402
1,031	e*	International Assets Holding Corp	24,857
341	e*	KBW, Inc	11,233

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,360	*	Knight Capital Group, Inc (Class A)	$49,930
28,566	e*	Ladenburg Thalmann Financial Services, Inc	51,419
11,508	e	optionsXpress Holdings, Inc	223,485
1,499	e	Pzena Investment Management, Inc (Class A)	14,211
403	*	Stifel Financial Corp	20,110
3,153	e	US Global Investors, Inc (Class A)	31,688
316	e	Value Line, Inc	10,583
1,297	e	Westwood Holdings Group, Inc	61,478
		TOTAL SECURITY AND COMMODITY BROKERS	1,542,441

SOCIAL SERVICES - 0.03%
666	*	Capital Senior Living Corp	5,062
3,481	e*	Providence Service Corp	34,114
		TOTAL SOCIAL SERVICES	39,176

SPECIAL TRADE CONTRACTORS - 0.40%
752	e	Alico, Inc	35,667
9,162	e*	AsiaInfo Holdings, Inc	84,107
4,905	e	Chemed Corp	201,399
7,228	e*	EMCOR Group, Inc	190,241
540	e*	Integrated Electrical Services, Inc	9,482
1,092	e*	Layne Christensen Co	38,690
		TOTAL SPECIAL TRADE CONTRACTORS	559,586

STONE, CLAY, AND GLASS PRODUCTS - 0.41%
4,041		Apogee Enterprises, Inc	60,736
6,415	e*	Cabot Microelectronics Corp	205,793
5,559	e	CARBO Ceramics, Inc	286,900
3,037	e	Libbey, Inc	25,845
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	579,274

TEXTILE MILL PRODUCTS - 0.03%
6,232	e	Xerium Technologies, Inc	40,134
		TOTAL TEXTILE MILL PRODUCTS	40,134

TOBACCO PRODUCTS - 0.11%
9,013	e	Vector Group Ltd	159,170
		TOTAL TOBACCO PRODUCTS	159,170

TRANSPORTATION BY AIR - 0.40%
2,966	*	Air Methods Corp	83,967
17,755	e*	Airtran Holdings, Inc	43,145
3,093	*	Allegiant Travel Co	109,245
9,309	*	Hawaiian Holdings, Inc	86,387
2,459	e*	PHI, Inc	90,811
16,528	e	UAL Corp	145,281
		TOTAL TRANSPORTATION BY AIR	558,836

TRANSPORTATION EQUIPMENT - 2.18%
2,672	e*	AAR Corp	44,328
2,763	e*	Aerovironment, Inc	88,278
2,045	e	American Railcar Industries, Inc	32,802
7,158	e*	Amerigon, Inc (Class A)	47,100
8,596	e	Clarcor, Inc	326,218
7,700	e*	Cogo Group, Inc	40,579
20,109	e,v*	Fleetwood Enterprises, Inc	20,712
12,124	e*	Force Protection, Inc	32,492

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
353	e	Freightcar America, Inc	$10,332
3,162	*	Fuel Systems Solutions, Inc	108,931
16,004	e*	GenCorp, Inc	107,867
1,860	e*	GenTek, Inc	47,821
3,793	*	Hayes Lemmerz International, Inc	10,355
6,109	e	Heico Corp	200,497
405		Kaman Corp	11,534
1,317	e*	LMI Aerospace, Inc	26,485
15,917	e*	Orbital Sciences Corp	381,530
7,965	e	Polaris Industries, Inc	362,328
873	e	Spartan Motors, Inc	2,776
9,005	e*	TransDigm Group, Inc	308,241
2,585	e	Triumph Group, Inc	118,160
9,130	e*	Visteon Corp	21,182
11,520		Westinghouse Air Brake Technologies Corp	590,170
7,721	e	Winnebago Industries, Inc	99,755
3,590	e*	Wonder Auto Technology, Inc	23,012
		TOTAL TRANSPORTATION EQUIPMENT	3,063,485

TRANSPORTATION SERVICES - 0.48%
5,138		Ambassadors Group, Inc	81,746
1,279	e*	Dynamex, Inc	36,400
6,602	e*	HUB Group, Inc (Class A)	248,565
1,208	e*	Orbitz Worldwide, Inc	7,091
3,624	e	Pacer International, Inc	59,687
11,436	e	Ship Finance International Ltd	246,560
		TOTAL TRANSPORTATION SERVICES	680,049

TRUCKING AND WAREHOUSING - 0.38%
7,855	e	Forward Air Corp	213,892
9,856	e	Heartland Express, Inc	152,965
5,287	*	Old Dominion Freight Line	149,834
508	e*	Universal Truckload Services, Inc	12,375
		TOTAL TRUCKING AND WAREHOUSING	529,066

WATER TRANSPORTATION - 1.06%
9,579	e*	American Commercial Lines, Inc	101,921
3,930	e	Arlington Tankers Ltd	60,443
4,703	e	DHT Maritime, Inc	31,604
12,586	e	Eagle Bulk Shipping, Inc	175,449
6,670	e	Genco Shipping & Trading Ltd	221,711
7,180	e	General Maritime Corp	139,866
8,210	e	Golar LNG Ltd	109,029
4,701	*	Gulfmark Offshore, Inc	210,981
8,309	e	Horizon Lines, Inc (Class A)	82,010
4,729	e	Knightsbridge Tankers Ltd	125,177
2,459	e	Nordic American Tanker Shipping	78,836
10,630	e*	Odyssey Marine Exploration, Inc	48,260
2,783	*	TBS International Ltd (Class A)	37,459
3,681	e	Teekay Tankers Ltd (Class A)	62,319
		TOTAL WATER TRANSPORTATION	1,485,065

WHOLESALE TRADE-DURABLE GOODS - 2.17%
3,401		Applied Industrial Technologies, Inc	91,589
12,950	e	Barnes Group, Inc	261,849
5,726	e*	Beacon Roofing Supply, Inc	89,440
2,933	e*	Cardtronics, Inc	23,053

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,237	e*	Chindex International, Inc	$35,154
8,284	e*	Conceptus, Inc	137,349
5,526	*	DemandTec, Inc	49,789
1,687	*	Digi International, Inc	17,207
514	e*	Drew Industries, Inc	8,795
4,598	e*	Hansen Medical, Inc	61,797
4,757	e	Houston Wire & Cable Co	81,678
15,544	e	Knight Transportation, Inc	263,782
4,944	*	MedAssets, Inc	85,037
2,727	e*	MWI Veterinary Supply, Inc	107,144
10,286	e	Owens & Minor, Inc	498,871
10,599	e	Pool Corp	247,275
17,387	e*	PSS World Medical, Inc	339,046
14,050	e*	Solera Holdings, Inc	403,516
2,128	e*	Titan Machinery, Inc	44,284
10,396	e*	TomoTherapy, Inc	47,614
10,348	e*	Tyler Technologies, Inc	156,979
		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,051,248

WHOLESALE TRADE-NONDURABLE GOODS - 1.14%
15,256	e*	Akorn, Inc	78,263
17,343	e*	Alliance One International, Inc	65,903
15,672		Allscripts Healthcare Solutions, Inc	194,960
5,916	e*	BMP Sunstone Corp	41,057
4,657	e*	Green Mountain Coffee Roasters, Inc	183,206
1,066	e*	Hain Celestial Group, Inc	29,347
3,290	e*	LSB Industries, Inc	45,566
1,766	e	Men's Wearhouse, Inc	37,510
5,015	e	Myers Industries, Inc	63,239
8,994		Nu Skin Enterprises, Inc (Class A)	145,883
1,838	*	Perry Ellis International, Inc	27,405
741		Spartan Stores, Inc	18,436
2,803	e*	Synutra International, Inc	56,424
6,758	*	Tractor Supply Co	284,174
3,685	e*	United Natural Foods, Inc	92,088
5,189	e*	Volcom, Inc	89,666
5,576		Zep, Inc	98,361
5,181	e*	Zhongpin, Inc	55,074
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,606,562

		TOTAL COMMON STOCKS	139,441,639
		(Cost $145,421,088)

SHORT-TERM INVESTMENTS - 29.51%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 29.51%
41,435,931		State Street Navigator Securities Lending Prime Portfolio	41,435,931
			41,435,931

		TOTAL SHORT-TERM INVESTMENTS	41,435,931
		(Cost $41,435,931)

		TOTAL PORTFOLIO - 128.81%	180,877,570
		(Cost $186,857,019)
		OTHER ASSETS & LIABILITIES, NET - (28.81)%	(40,459,331)
		NET ASSETS - 100.00%	$140,418,239

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $25,545.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.71%

AGRICULTURAL PRODUCTION-CROPS - 0.15%
14,731	e*	Chiquita Brands International, Inc	$232,897
933	e	Griffin Land & Nurseries, Inc (Class A)	34,596
		TOTAL AGRICULTURAL PRODUCTION-CROPS	267,493

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.10%
428	e	Cal-Maine Foods, Inc	11,744
12,886	e	Pilgrim's Pride Corp	32,086
110	e	Seaboard Corp	138,270
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	182,100

AMUSEMENT AND RECREATION SERVICES - 0.46%
3,129		Churchill Downs, Inc	153,258
24,979	e*	Live Nation, Inc	406,408
20,329	e*	Pinnacle Entertainment, Inc	153,687
28,244	e,v*	Six Flags, Inc	18,923
4,407	e	Speedway Motorsports, Inc	85,848
20,765	e,v*	Westwood One, Inc	10,383
		TOTAL AMUSEMENT AND RECREATION SERVICES	828,507

APPAREL AND ACCESSORY STORES - 1.86%
9,285	e	Bebe Stores, Inc	90,714
14,418	e	Brown Shoe Co, Inc	236,167
1,370	e*	Cache, Inc	9,412
18,752	*	Carter's, Inc	369,977
12,971	e*	Casual Male Retail Group, Inc	50,976
7,387		Cato Corp (Class A)	129,642
5,824	*	Charlotte Russe Holding, Inc	59,696
36,535	e*	Charming Shoppes, Inc	178,656
40,919	e*	Chico's FAS, Inc	223,827
7,577	*	Children's Place Retail Stores, Inc	252,693
3,265	e	Christopher & Banks Corp	25,042
21,127	e*	Collective Brands, Inc	386,835
15,157	e*	Dress Barn, Inc	231,750
1,699	e*	DSW, Inc (Class A)	23,276
9,787		Finish Line, Inc (Class A)	97,772
14,125	*	HOT Topic, Inc	93,366
8,646	e*	Jo-Ann Stores, Inc	181,393
4,590	e*	JOS A Bank Clothiers, Inc	154,224
6,505	*	New York & Co, Inc	62,058
22,661	e*	Pacific Sunwear Of California, Inc	152,509
2,598	e*	Shoe Carnival, Inc	42,555
13,130		Stage Stores, Inc	179,356
2,415	e*	Syms Corp	32,627
7,997	e	Talbots, Inc	104,761

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,492	*	Tween Brands, Inc	$14,607
		TOTAL APPAREL AND ACCESSORY STORES	3,383,891

APPAREL AND OTHER TEXTILE PRODUCTS - 0.33%
4,300	e	Columbia Sportswear Co	180,428
1,361	e*	G-III Apparel Group Ltd	25,464
2,666	e*	Gymboree Corp	94,643
3,461	e*	Maidenform Brands, Inc	50,219
42,035	*	Quiksilver, Inc	241,281
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	592,035

AUTO REPAIR, SERVICES AND PARKING - 0.17%
3,067	*	Amerco, Inc	128,599
8,053	e*	Dollar Thrifty Automotive Group, Inc	15,542
5,302	e	Monro Muffler, Inc	122,264
1,034	e*	Standard Parking Corp	22,975
958	*	Wright Express Corp	28,596
		TOTAL AUTO REPAIR, SERVICES AND PARKING	317,976

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.24%
3,291	e*	America's Car-Mart, Inc	61,180
10,537		Asbury Automotive Group, Inc	121,386
5,401	e*	MarineMax, Inc	39,049
10,624	e*	Rush Enterprises, Inc (Class A)	135,987
8,812	e	Sonic Automotive, Inc (Class A)	74,550
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	432,152

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.02%
5,493	e*	Builders FirstSource, Inc	32,903
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	32,903

BUSINESS SERVICES - 6.28%
134,757	e*	3Com Corp	313,984
730	e*	3D Systems Corp	10,402
14,912	e	Aaron Rents, Inc	403,668
14,434		ABM Industries, Inc	315,239
19,536	e	Acxiom Corp	244,981
15,039	e	Aircastle Ltd	149,036
2,136		American Software, Inc (Class A)	11,641
588	e*	AMN Healthcare Services, Inc	10,331
3,734	e*	Ariba, Inc	52,761
1,406	e*	Asset Acceptance Capital Corp	14,819
14,848	e*	Avocent Corp	303,790
68,538	e,v*	BearingPoint, Inc	34,269
4,659	e	BGC Partners, Inc (Class A)	19,987
1,187	e	Blackbaud, Inc	21,900
6,833	e*	Bottomline Technologies, Inc	71,063
16,410		Brady Corp (Class A)	578,945
7,875	*	CACI International, Inc (Class A)	394,537
546	e*	CAI International, Inc	6,039
17,566	*	Ciber, Inc	122,786
5,838	e*	Cogent, Inc	59,664
7,559	e	Compass Diversified Trust	105,372
776		Computer Programs & Systems, Inc	22,465

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,469	*	COMSYS IT Partners, Inc	$53,159
5,061	e*	CSG Systems International, Inc	88,719
3,828	e*	DealerTrack Holdings, Inc	64,464
680	e*	Deltek, Inc	4,134
8,054		Deluxe Corp	115,897
142	v*	DMRC Corp	1,655
7,321	e*	DynCorp International, Inc (Class A)	122,700
7,623		Electro Rent Corp	102,377
20,059	*	Epicor Software Corp	158,266
4,536	e*	EPIQ Systems, Inc	61,690
16,042	e	Fair Isaac Corp	369,768
3,462	e*	First Advantage Corp (Class A)	48,641
7,115	*	Gerber Scientific, Inc	65,031
7,794	e	Gevity HR, Inc	56,740
4,413	*	Global Cash Access, Inc	22,330
5,552	e*	H&E Equipment Services, Inc	53,632
5,531	e	Heidrick & Struggles International, Inc	166,760
5,180	e*	HSW International, Inc	13,468
1,201	*	Hudson Highland Group, Inc	8,347
5,147	*	Hypercom Corp	20,485
5,123	e*	i2 Technologies, Inc	69,109
1,218	*	ICT Group, Inc	9,805
11,047		infoGROUP, Inc	73,021
4,411		Infospace, Inc	47,859
6,091		Interactive Data Corp	153,615
7,348	e*	Internap Network Services Corp	25,571
3,502	e*	Internet Brands, Inc (Class A)	24,409
4,825	*	Internet Capital Group, Inc	39,131
2,441	*	Interwoven, Inc	34,467
1,698		Jack Henry & Associates, Inc	34,520
7,736	*	JDA Software Group, Inc	117,665
8,316	e	Kelly Services, Inc (Class A)	158,420
1,450	e*	Kenexa Corp	22,896
3,678	e*	Keynote Systems, Inc	48,734
8,549	*	Kforce, Inc	87,285
13,949	e*	Korn/Ferry International	248,571
3,580	e*	Limelight Networks, Inc	8,950
28,150	e*	Mentor Graphics Corp	319,503
16,786	*	ModusLink Global Solutions, Inc	161,313
1,070	e*	Monotype Imaging Holdings, Inc	11,909
31,193	*	MPS Group, Inc	314,425
15,085	e*	MSC.Software Corp	161,410
11,498	e*	Ness Technologies, Inc	131,882
1,248	*	Netscout Systems, Inc	13,279
11,285	*	On Assignment, Inc	88,926
26,819	e*	OpenTV Corp (Class A)	37,815
640	*	Opnet Technologies, Inc	7,795
1,940	e*	Parametric Technology Corp	35,696
2,323		PC-Tel, Inc	21,650
3,951	*	PeopleSupport, Inc	46,187
9,977	*	Perficient, Inc	66,247
28,259	*	Perot Systems Corp (Class A)	490,294
1,690	e*	Portfolio Recovery Associates, Inc	82,185
2,922	*	Premiere Global Services, Inc	41,083

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,118	*	Progress Software Corp	$29,057
23,994	*	Quest Software, Inc	304,484
7,261	e*	Radisys Corp	62,445
6,254	e*	Raser Technologies, Inc	53,159
17,519	*	RealNetworks, Inc	88,997
21,807	e*	Rent-A-Center, Inc	485,860
4,082	*	S1 Corp	24,982
15,599	e*	Secure Computing Corp	85,483
4,528	*	SI International, Inc	136,066
1,484	e*	Smith Micro Software, Inc	10,536
15,762	e*	SonicWALL, Inc	82,593
1,136	e*	Sourcefire, Inc	8,281
10,556	*	Spherion Corp	51,408
6,301	*	SRA International, Inc (Class A)	142,592
4,285	e*	SupportSoft, Inc	12,855
3,978	e*	Sybase, Inc	121,806
5,516	e*	SYNNEX Corp	123,227
3,337	e	TAL International Group, Inc	69,476
1,915	e	Textainer Group Holdings Ltd	29,089
1,972	e	TheStreet.com, Inc	11,812
6,342	e*	THQ, Inc	76,358
60,959	*	TIBCO Software, Inc	446,220
905	e*	TNS, Inc	17,530
13,611	*	TrueBlue, Inc	219,954
26,049	e	United Online, Inc	245,121
7,066		Viad Corp	203,430
3,305	*	Vignette Corp	35,496
390	e*	Virtusa Corp	2,539
4,222	*	Volt Information Sciences, Inc	37,914
1,581	*	Websense, Inc	35,335
7,579	e*	Website Pros, Inc	40,926
		TOTAL BUSINESS SERVICES	11,396,600

CHEMICALS AND ALLIED PRODUCTS - 3.51%
4,471	e*	Albany Molecular Research, Inc	80,880
6,371	e*	Alpharma, Inc (Class A)	235,026
580	e	American Vanguard Corp	8,746
5,569	e	Arch Chemicals, Inc	196,586
16,859	e*	Arena Pharmaceuticals, Inc	84,295
6,119	e*	Aventine Renewable Energy Holdings, Inc	19,336
2,020	e*	BioForm Medical, Inc	7,918
4,253	*	Cambrex Corp	26,156
361	e*	Chattem, Inc	28,223
4,976	*	China Precision Steel, Inc	16,570
2,064	e*	Cypress Bioscience, Inc	15,170
2,151	e*	Cytokinetics, Inc	10,196
7,867	*	Elizabeth Arden, Inc	154,429
1,292	e*	Emergent Biosolutions, Inc	16,912
1,862		Ferro Corp	37,426
8,405	e*	Geron Corp	33,200
15,972		H.B. Fuller Co	333,338
16,611	e	Hercules, Inc	328,732
40,103	e*	Human Genome Sciences, Inc	254,654
5,009	e*	ICO, Inc	28,100

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,569		Innophos Holdings, Inc	$38,252
2,835	e	Innospec, Inc	34,190
4,187	e	Inter Parfums, Inc	56,776
960	e*	Jazz Pharmaceuticals, Inc	4,742
5,049	e	Kaiser Aluminum Corp	216,855
6,550		Koppers Holdings, Inc	245,036
3,839	e	Mannatech, Inc	15,356
8,414	e*	MannKind Corp	32,478
3,235	e	Minerals Technologies, Inc	192,030
15,300	e*	Nabi Biopharmaceuticals	71,298
1,331	e	NL Industries, Inc	13,669
24,242	e	Olin Corp	470,295
10,136	*	OM Group, Inc	228,060
1,730	e*	OraSure Technologies, Inc	8,512
3,483	e*	Pacific Ethanol, Inc	4,841
10,921	e*	Par Pharmaceutical Cos, Inc	134,219
10,225	*	PharMerica Corp	229,960
31,284	*	PolyOne Corp	201,782
11,145	*	Prestige Brands Holdings, Inc	98,968
13,661	*	Rockwood Holdings, Inc	350,541
14,996	e*	Salix Pharmaceuticals Ltd	96,124
1,444	e	Sciele Pharma, Inc	44,461
15,744		Sensient Technologies Corp	442,879
6,917	e*	Solutia, Inc	96,838
1,249		Stepan Co	68,158
15,358	*	Unifi, Inc	74,333
24,655	e*	USEC, Inc	133,384
11,514	e*	Valeant Pharmaceuticals International	235,692
32,517	e*	Verasun Energy Corp	101,778
23,359	e*	Viropharma, Inc	306,470
5,917	e	Westlake Chemical Corp	124,435
5,327	e*	WR Grace & Co	80,544
		TOTAL CHEMICALS AND ALLIED PRODUCTS	6,368,849

COAL MINING - 0.01%
850	e*	National Coal Corp	4,445
360	e*	Westmoreland Coal Co	5,688
		TOTAL COAL MINING	10,133

COMMUNICATIONS - 2.22%
6,610	e	Alaska Communications Systems Group, Inc	80,840
8,863	e*	Anixter International, Inc	527,437
3,380	e	Atlantic Tele-Network, Inc	94,640
5,308	e*	Audiovox Corp (Class A)	49,736
17,372	e*	Brightpoint, Inc	125,078
2,638	e*	Centennial Communications Corp (Class A)	16,461
85,615	e*	Charter Communications, Inc (Class A)	62,499
80,815	*	Cincinnati Bell, Inc	249,718
68,158	e,v*	Citadel Broadcasting Corp	55,890
4,675	e	Consolidated Communications Holdings, Inc	70,499
8,011	e*	Cox Radio, Inc (Class A)	84,596
1,637	e*	Crown Media Holdings, Inc (Class A)	8,234
7,713	e*	Cumulus Media, Inc (Class A)	32,857
732	e*	DG FastChannel, Inc	16,045

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,548	e	Entercom Communications Corp (Class A)	$42,911
10,276	e*	Entravision Communications Corp (Class A)	27,642
29,978	e	Fairpoint Communications, Inc	259,909
40,985	*	FiberTower Corp	56,559
2,152	e	Fisher Communications, Inc	84,789
34,423	*	Foundry Networks, Inc	626,843
14,335	e*	General Communication, Inc (Class A)	132,742
5,745	e*	GeoEye, Inc	127,137
5,871	e*	Global Crossing Ltd	89,004
12,267	e*	Globalstar, Inc	20,854
15,518	e	Gray Television, Inc	26,691
10,850		Ibasis, Inc	37,867
22,532	e*	ICO Global Communications Holdings Ltd (Class A)	24,560
18,834	e,v*	IDT Corp (Class B)	13,937
9,816	e	Iowa Telecommunications Services, Inc	183,363
3,751	*	iPCS, Inc	83,535
9,059	e*	Knology, Inc	73,106
9,056	e*	Lin TV Corp (Class A)	46,729
1,697	e*	Mastec, Inc	22,553
12,306	e*	Mediacom Communications Corp (Class A)	72,852
6,189	e*	Novatel Wireless, Inc	37,505
1,677	e*	Orbcomm, Inc	8,268
9,566	e*	PAETEC Holding Corp	20,567
749	e	Preformed Line Products Co	43,697
5,678	e*	RCN Corp	69,612
974	e	Shenandoah Telecom Co	21,496
10,443	e	Sinclair Broadcast Group, Inc (Class A)	52,633
8,798	e*	Syniverse Holdings, Inc	146,135
11,915	e*	TerreStar Corp	11,915
7,550	e	USA Mobility, Inc	83,050
4,983	e,v*	Vonage Holdings Corp	4,983
		TOTAL COMMUNICATIONS	4,027,974

DEPOSITORY INSTITUTIONS - 14.99%
4,770	e	1st Source Corp	112,095
7,826	e	Abington Bancorp, Inc	79,199
6,481	e	Amcore Financial, Inc	59,956
4,450	e	Ameris Bancorp	66,082
2,171	e	Ames National Corp	56,337
6,610	e	Anchor Bancorp Wisconsin, Inc	48,584
2,803		Arrow Financial Corp	82,436
2,482	e	Bancfirst Corp	119,955
8,660	e	Banco Latinoamericano de Exportaciones S.A. (Class E)	124,877
5,144	e	BancTrust Financial Group, Inc	67,489
15,447		Bank Mutual Corp	175,323
4,010	e	Bank of the Ozarks, Inc	108,270
6,473		BankFinancial Corp	95,024
4,503	e	Banner Corp	54,081
11,320	*	Beneficial Mutual Bancorp, Inc	143,198
3,370		Berkshire Hills Bancorp, Inc	107,840
18,552	e	Boston Private Financial Holdings, Inc	162,144
19,662		Brookline Bancorp, Inc	251,477
839	e	Brooklyn Federal Bancorp, Inc	12,409
2,275	e	Bryn Mawr Bank Corp	50,005

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,488	e	Camden National Corp	$86,956
3,736	e	Capital City Bank Group, Inc	117,124
4,612	e	Capitol Bancorp Ltd	89,888
2,627		Cardinal Financial Corp	21,226
6,797	e	Cascade Bancorp	60,425
16,370	e	Cathay General Bancorp	389,606
3,596	e	Centerstate Banks of Florida, Inc	64,261
9,646	e	Central Pacific Financial Corp	162,149
7,988	e	Chemical Financial Corp	248,746
2,851	e	Citizens & Northern Corp	61,439
30,609	e	Citizens Republic Bancorp, Inc	94,276
4,439	e	City Bank	69,248
5,470		City Holding Co	231,108
3,223	e	Clifton Savings Bancorp, Inc	38,644
6,242	e	CoBiz, Inc	74,966
66,344	e	Colonial Bancgroup, Inc	521,464
5,813		Columbia Banking System, Inc	103,064
10,071	e	Community Bank System, Inc	253,286
4,803	e	Community Trust Bancorp, Inc	165,223
12,635	e	Corus Bankshares, Inc	51,172
22,265	e	CVB Financial Corp	309,484
7,600	e	Dime Community Bancshares	115,672
5,816	e	Downey Financial Corp	16,285
21,271	e	East West Bancorp, Inc	291,413
1,888	*	Encore Bancshares, Inc	33,984
1,543	e	Enterprise Financial Services Corp	34,810
5,469	e	ESSA Bancorp, Inc	76,019
15,107	e*	Euronet Worldwide, Inc	252,740
1,947		Farmers Capital Bank Corp	52,608
3,574	e	Financial Institutions, Inc	71,516
4,512	e	First Bancorp	77,155
23,946	e	First Bancorp	264,843
2,829	e	First Bancorp, Inc	55,448
8,191	e	First Busey Corp (Class A)	150,141
24,569	e	First Commonwealth Financial Corp	330,944
2,932	e	First Community Bancshares, Inc	110,009
12,160	e	First Financial Bancorp	177,536
5,741	e	First Financial Bankshares, Inc	297,843
3,618	e	First Financial Corp	169,974
3,741	e	First Financial Holdings, Inc	97,939
7,510		First Financial Northwest, Inc	77,503
6,365	e	First Merchants Corp	145,122
16,044		First Midwest Bancorp, Inc	388,907
35,851	e	First Niagara Financial Group, Inc	564,653
5,580	e	First Place Financial Corp	71,703
2,716	e	First South Bancorp, Inc	46,905
4,587	e*	FirstFed Financial Corp	35,962
26,420		FirstMerit Corp	554,820
17,564	e	Flagstar Bancorp, Inc	52,341
7,018		Flushing Financial Corp	122,815
28,508	e	FNB Corp	455,558
1,815	e*	Fox Chase Bancorp, Inc	21,235
15,915	e	Frontier Financial Corp	213,738
17,817	e	Glacier Bancorp, Inc	441,327

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,011	e	Greene County Bancshares, Inc	$94,299
16,206	e*	Guaranty Bancorp	98,857
7,879	e	Hancock Holding Co	401,829
11,925	e	Hanmi Financial Corp	60,221
10,049	e	Harleysville National Corp	170,632
4,284	e	Heartland Financial USA, Inc	107,357
3,761		Heritage Commerce Corp	57,242
4,648	e	Home Bancshares, Inc	120,244
2,436		Home Federal Bancorp, Inc	31,059
4,320	e	IBERIABANK Corp	228,312
5,227		Independent Bank Corp	162,926
6,973	e	Integra Bank Corp	55,645
16,729		International Bancshares Corp	451,683
14,053	*	Investors Bancorp, Inc	211,498
6,184	e	Kearny Financial Corp	75,692
6,342	e	Lakeland Bancorp, Inc	74,138
3,908	e	Lakeland Financial Corp	85,820
5,923	e	MainSource Financial Group, Inc	116,091
11,542		MB Financial, Inc	381,694
2,912	*	Meridian Interstate Bancorp, Inc	29,731
7,514	e	Midwest Banc Holdings, Inc	30,056
7,130	e	Nara Bancorp, Inc	79,856
1,175	e	NASB Financial, Inc	38,176
26,285	e	National Penn Bancshares, Inc	383,761
10,267		NBT Bancorp, Inc	307,189
35,507		NewAlliance Bancshares, Inc	533,670
7,070	*	Northfield Bancorp, Inc	85,618
5,856	e	Northwest Bancorp, Inc	161,274
2,718		OceanFirst Financial Corp	49,250
21,821	e	Old National Bancorp	436,856
4,460	e	Old Second Bancorp, Inc	82,599
7,980		Oriental Financial Group, Inc	142,523
939	*	Oritani Financial Corp	15,822
15,406	e	Pacific Capital Bancorp	313,512
3,627	e	Pacific Continental Corp	53,099
7,964	e	PacWest Bancorp	227,691
3,536	e	Park National Corp	275,808
2,586		Peapack Gladstone Financial Corp	86,631
2,042	e*	Pennsylvania Commerce Bancorp, Inc	60,872
3,243		Peoples Bancorp, Inc	70,600
5,701	e*	Pinnacle Financial Partners, Inc	175,591
6,512	e	Premierwest Bancorp	52,552
12,888	e	Prosperity Bancshares, Inc	438,063
10,622	e	Provident Bankshares Corp	103,140
19,907		Provident Financial Services, Inc	328,665
12,710		Provident New York Bancorp	168,026
6,570	e	Renasant Corp	142,635
3,046	e	Republic Bancorp, Inc (Class A)	92,355
2,660	e	Rockville Financial, Inc	41,895
2,910	e	Roma Financial Corp	42,923
7,990	e	S&T Bancorp, Inc	294,272
3,632	e	S.Y. Bancorp, Inc	111,212
5,834	e	Sandy Spring Bancorp, Inc	128,931
1,200	e	Santander BanCorp	12,960

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,340	e	SCBT Financial Corp	$125,584
4,339	e	Seacoast Banking Corp of Florida	46,557
2,768		Shore Bancshares, Inc	71,138
2,837	e	Sierra Bancorp	59,180
1,138	*	Signature Bank	39,693
4,580	e	Simmons First National Corp (Class A)	163,048
2,642	e	Smithtown Bancorp, Inc	59,445
23,519	e	South Financial Group, Inc	172,394
3,872	e	Southside Bancshares, Inc	97,574
4,526	e	Southwest Bancorp, Inc	79,974
4,719	e	State Bancorp, Inc	70,313
7,444	e	StellarOne Corp	153,867
5,680	e	Sterling Bancorp	82,133
23,182		Sterling Bancshares, Inc	242,252
17,856	e	Sterling Financial Corp	258,912
1,797	e	Suffolk Bancorp	70,820
4,567	*	Sun Bancorp, Inc	61,883
28,183	e	Susquehanna Bancshares, Inc	550,132
7,760	e*	SVB Financial Group	449,459
8,296	e*	Texas Capital Bancshares, Inc	172,225
1,893	e	Tompkins Trustco, Inc	95,597
7,185	e	TowneBank	158,070
4,358	e	Trico Bancshares	93,828
15,598	e	Trustco Bank Corp NY	182,653
16,462	e	Trustmark Corp	341,422
35,698	e	UCBH Holdings, Inc	228,824
10,135	e	UMB Financial Corp	532,290
20,084	e	Umpqua Holdings Corp	295,436
4,745	e	Union Bankshares Corp	113,880
12,588	e	United Bankshares, Inc	440,580
13,412	e	United Community Banks, Inc	177,848
11,480	e	United Community Financial Corp	57,400
5,660		United Financial Bancorp, Inc	84,051
2,934	e	United Security Bancshares	48,000
4,016	e	Univest Corp of Pennsylvania	148,592
1,003		ViewPoint Financial Group	17,552
30,463	e,v	W Holding Co, Inc	14,318
4,115	e	Washington Trust Bancorp, Inc	109,459
2,427	e*	Waterstone Financial, Inc	23,712
9,010	e	WesBanco, Inc	239,846
5,506	e	West Bancorporation, Inc	71,743
5,831	e	West Coast Bancorp	85,482
5,162	e	Westamerica Bancorporation	296,970
6,251	e*	Western Alliance Bancorp	96,640
10,907	e	Westfield Financial, Inc	112,342
6,225	e	Wilshire Bancorp, Inc	75,758
7,616	e	Wintrust Financial Corp	223,530
1,956		WSFS Financial Corp	117,360
3,752	e	Yadkin Valley Financial Corp	63,634
		TOTAL DEPOSITORY INSTITUTIONS	27,216,457

EATING AND DRINKING PLACES - 0.73%
4,022	e*	AFC Enterprises	29,200
944	e*	BJ's Restaurants, Inc	11,271

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
10,441	e	Bob Evans Farms, Inc	$284,935
2,062	e*	California Pizza Kitchen, Inc	26,538
2,236	e	CBRL Group, Inc	58,807
873	e*	CEC Entertainment, Inc	28,983
12,477	e*	Domino's Pizza, Inc	151,471
660	*	Einstein Noah Restaurant Group, Inc	6,653
7,641	e*	Jack in the Box, Inc	161,225
3,710	e	Landry's Restaurants, Inc	57,690
7,083	*	Luby's, Inc	56,947
5,859		O'Charleys, Inc	51,266
1,592	e*	Papa John's International, Inc	43,239
652	e*	PF Chang's China Bistro, Inc	15,348
426	e*	Red Robin Gourmet Burgers, Inc	11,417
18,107	e*	Ruby Tuesday, Inc	104,840
2,580	e*	Ruth's Chris Steak House, Inc	10,139
2,958	e*	Sonic Corp	43,098
8,956	e*	Steak N Shake Co	77,738
16,930	e	Wendy's/Arby's Group, Inc (Class A)	89,052
		TOTAL EATING AND DRINKING PLACES	1,319,857

EDUCATIONAL SERVICES - 0.04%
530	*	Lincoln Educational Services Corp	7,012
4,408	e*	Universal Technical Institute, Inc	75,200
		TOTAL EDUCATIONAL SERVICES	82,212

ELECTRIC, GAS, AND SANITARY SERVICES - 6.37%
8,660	e	Allete, Inc	385,370
5,464	e	American States Water Co	210,364
17,502		Avista Corp	379,968
12,632		Black Hills Corp	392,476
6,610	e	California Water Service Group	254,485
3,262	*	Casella Waste Systems, Inc (Class A)	38,296
3,227	e	Central Vermont Public Service Corp	75,641
5,314	e	CH Energy Group, Inc	231,531
2,597		Chesapeake Utilities Corp	86,246
19,671		Cleco Corp	496,693
3,068	e	Connecticut Water Service, Inc	88,818
14,894	*	El Paso Electric Co	312,774
11,497		Empire District Electric Co	245,461
1,469	e	EnergySouth, Inc	90,241
3,541	e*	EnerNOC, Inc	36,614
14,994	e	Idacorp, Inc	436,175
7,236	e	Laclede Group, Inc	350,874
7,529	e	MGE Energy, Inc	267,656
4,821		Middlesex Water Co	84,223
13,939	e	New Jersey Resources Corp	500,271
14,745	e	Nicor, Inc	653,941
8,681		Northwest Natural Gas Co	451,412
12,706		NorthWestern Corp	319,302
11,574	e	Otter Tail Corp	355,669
5,249	e*	Pico Holdings, Inc	188,492
24,261		Piedmont Natural Gas Co, Inc	775,382
3,792	*	Pike Electric Corp	55,856
26,910	e*	Plug Power, Inc	26,641

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
28,346	e	PNM Resources, Inc	$290,263
20,173		Portland General Electric Co	477,293
3,541		Resource America, Inc (Class A)	33,640
3,919	e	SJW Corp	117,452
9,897		South Jersey Industries, Inc	353,323
14,228		Southwest Gas Corp	430,539
7,360	e	Southwest Water Co	93,840
8,460	e	UIL Holdings Corp	290,432
11,399		Unisource Energy Corp	332,737
7,731	e*	Waste Services, Inc	57,287
34,273	d,e	Westar Energy, Inc	789,650
15,949		WGL Holdings, Inc	517,545
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	11,574,873

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.83%
8,376	*	Actel Corp	104,532
1,689	e	Acuity Brands, Inc	70,533
41,250	e*	Adaptec, Inc	135,300
7,801	e	Adtran, Inc	152,041
8,155	*	Advanced Energy Industries, Inc	111,560
1,000	e*	Airvana, Inc	5,890
32,559	e*	Amkor Technology, Inc	207,401
13,851	e*	Applied Micro Circuits Corp	82,829
3,579		Applied Signal Technology, Inc	62,203
40,887	*	Arris Group, Inc	316,057
2,635	*	AZZ, Inc	109,010
15,071	e	Baldor Electric Co	434,196
3,534	e	Bel Fuse, Inc (Class B)	100,613
17,639	*	Benchmark Electronics, Inc	248,357
34,032	e*	Bookham, Inc	38,456
8,724	*	Ceradyne, Inc	319,822
1,547	*	Ceva, Inc	12,840
12,734	e*	Checkpoint Systems, Inc	239,654
1,979	e*	China BAK Battery, Inc	7,124
2,540	*	CPI International, Inc	36,779
10,494		CTS Corp	134,113
5,048		Cubic Corp	124,130
8,156	e*	DSP Group, Inc	62,393
9,350	*	Electro Scientific Industries, Inc	132,957
4,888	*	EMS Technologies, Inc	109,051
6,077	*	EnerSys	119,778
1,340	e*	Entropic Communications, Inc	1,889
10,851	e*	Exar Corp	83,119
7,839	e*	Finisar Corp	7,917
2,924	e	Franklin Electric Co, Inc	130,264
1,965	e*	Globecomm Systems, Inc	17,174
6,747	e*	GrafTech International Ltd	101,947
7,296	e*	Greatbatch, Inc	179,044
3,190	*	GT Solar International, Inc	34,612
17,974	*	Harmonic, Inc	151,880
8,344	*	Harris Stratex Networks, Inc (Class A)	65,167
10,218	e*	Helen of Troy Ltd	232,664
7,335	*	Hutchinson Technology, Inc	84,939
9,468	e	Imation Corp	213,882

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,131		IXYS Corp	$19,371
28,456	e,v*	Kemet Corp	39,838
17,982	e*	Lattice Semiconductor Corp	37,043
4,238	*	Littelfuse, Inc	125,996
3,712	*	Loral Space & Communications, Inc	54,826
6,149	e	LSI Industries, Inc	50,852
16,059	e*	Mattson Technology, Inc	75,959
2,300	e*	Medis Technologies Ltd	4,140
7,680	*	Mercury Computer Systems, Inc	68,352
12,046		Methode Electronics, Inc	107,691
13,375	e*	MIPS Technologies, Inc	46,946
12,430	*	Moog, Inc (Class A)	532,998
51,346	e*	MRV Communications, Inc	60,075
454	e*	Multi-Fineline Electronix, Inc	6,715
1,307	e	National Presto Industries, Inc	97,372
14,805	e*	Omnivision Technologies, Inc	168,925
4,023	*	Oplink Communications, Inc	48,558
2,497	e*	OpNext, Inc	11,461
1,217	e*	OSI Systems, Inc	28,612
1,350		Park Electrochemical Corp	32,724
14,252	e*	Photronics, Inc	26,794
16,106		Plantronics, Inc	362,707
1,246	*	Plexus Corp	25,792
30,260	e*	PMC - Sierra, Inc	224,529
2,016	e*	Polycom, Inc	46,630
249	*	Powell Industries, Inc	10,162
23,492	e*	Power-One, Inc	34,063
44,245	e*	Powerwave Technologies, Inc	175,210
10,520	e	Regal-Beloit Corp	447,310
87,743	e*	RF Micro Devices, Inc	256,210
5,684	*	Rogers Corp	210,194
122,656	e*	Sanmina-SCI Corp	171,718
10,029	e*	Seachange International, Inc	96,880
1,285	e*	Semtech Corp	17,939
1,830	e*	ShoreTel, Inc	10,504
30,105	*	Silicon Storage Technology, Inc	98,142
16,798	e*	Skyworks Solutions, Inc	140,431
17,789	e*	Smart Modular Technologies WWH, Inc	53,367
38,049	e*	Spansion, Inc (Class A)	58,976
14,334	e*	Spectrum Brands, Inc	19,924
3,118	*	Standard Microsystems Corp	77,888
4,443	e*	Stoneridge, Inc	49,984
54,076	e*	Sycamore Networks, Inc	174,665
15,062	e*	Symmetricom, Inc	74,858
3,248	e*	Synthesis Energy Systems, Inc	15,753
12,134		Technitrol, Inc	179,462
19,320	e*	Tekelec	270,287
540	e*	Transmeta Corp	8,753
15,569	*	Trident Microsystems, Inc	37,366
48,092	*	Triquint Semiconductor, Inc	230,361
11,857	e*	TTM Technologies, Inc	117,621
5,938	e*	Ultra Clean Holdings	29,928
458	e*	United Capital Corp	12,132
340	*	Universal Electronics, Inc	8,493

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
34,760	e*	Utstarcom, Inc	$117,141
3,417	e*	Valence Technology, Inc	11,789
6,479	*	Viasat, Inc	152,775
16,665	e*	Zoran Corp	135,986
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	10,593,295

ENGINEERING AND MANAGEMENT SERVICES - 0.77%
3,828	e	CDI Corp	85,479
16,747	e*	Celera Corp	258,741
3,955	e*	Cornell Cos, Inc	107,497
1,375	e*	CRA International, Inc	37,785
1,376	*	Exponent, Inc	45,532
2,721	*	Furmanite Corp	28,135
556	*	Greenfield Online, Inc	9,674
2,194	e*	ICF International, Inc	43,332
1,330	e	Landauer, Inc	96,758
4,826	*	LECG Corp	38,946
16,627	e*	Lexicon Pharmaceuticals, Inc	29,596
5,131		MAXIMUS, Inc	189,026
6,390	e*	Maxygen, Inc	27,030
2,062	*	Michael Baker Corp	71,758
5,841	e*	PharmaNet Development Group, Inc	42,172
5,924	e*	Symyx Technologies, Inc	58,707
4,580		Watson Wyatt & Co Holdings (Class A)	227,763
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,397,931

FABRICATED METAL PRODUCTS - 1.15%
2,315		Ameron International Corp	165,870
880	*	Bway Holding Co	10,322
815		CIRCOR International, Inc	35,395
6,894	e*	Commercial Vehicle Group, Inc	49,016
14,307	e*	Griffon Corp	129,049
4,957	e	Insteel Industries, Inc	67,366
5,086	*	Ladish Co, Inc	102,992
1,890	e*	Mobile Mini, Inc	36,534
37,901	e	Mueller Water Products, Inc (Class A)	340,351
6,660	*	NCI Building Systems, Inc	211,455
2,445	*	Park-Ohio Holdings Corp	43,741
4,308	e	Quanex Building Products Corp	65,654
4,071		Silgan Holdings, Inc	207,987
12,376	e	Simpson Manufacturing Co, Inc	335,266
4,184	e*	Trimas Corp	27,447
9,656	e	Watts Water Technologies, Inc (Class A)	264,092
		TOTAL FABRICATED METAL PRODUCTS	2,092,537

FOOD AND KINDRED PRODUCTS - 1.68%
910	e*	American Dairy, Inc	9,218
6,750	e	B&G Foods, Inc (Class A)	48,263
22,712	e*	Central Garden and Pet Co (Class A)	135,136
2,637	e	Farmer Bros Co	65,582
10,288	e	Flowers Foods, Inc	302,056
3,851	e	Imperial Sugar Co	52,143
4,495		J&J Snack Foods Corp	152,425
7,014	e	Lance, Inc	159,148

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,508	e*	M&F Worldwide Corp	$140,320
3,485	e*	National Beverage Corp	30,912
5,764	e*	Omega Protein Corp	67,785
3,578	e	Penford Corp	63,295
16,611	e*	Ralcorp Holdings, Inc	1,119,748
5,975	e	Reddy Ice Holdings, Inc	21,809
5,490	e	Sanderson Farms, Inc	201,703
4,250	e*	Smart Balance, Inc	27,880
5,199	e	Tootsie Roll Industries, Inc	150,303
10,420	*	TreeHouse Foods, Inc	309,474
		TOTAL FOOD AND KINDRED PRODUCTS	3,057,200

FOOD STORES - 0.59%
50	e	Arden Group, Inc (Class A)	7,281
7,285	e*	Great Atlantic & Pacific Tea Co, Inc	78,824
4,456		Ingles Markets, Inc (Class A)	101,730
5,797	*	Pantry, Inc	122,838
13,059	e	Ruddick Corp	423,765
2,736	*	Susser Holdings Corp	41,204
1,119		Village Super Market (Class A)	53,343
3,647		Weis Markets, Inc	131,328
7,428	e*	Winn-Dixie Stores, Inc	103,249
		TOTAL FOOD STORES	1,063,562

FURNITURE AND FIXTURES - 0.79%
8,294	e	Ethan Allen Interiors, Inc	232,398
13,334	e	Furniture Brands International, Inc	140,274
8,097	e	Herman Miller, Inc	198,134
13,557	e	HNI Corp	343,534
2,995	e	Hooker Furniture Corp	53,161
9,962	e	Kimball International, Inc (Class B)	107,590
16,657	e	La-Z-Boy, Inc	155,243
14,013	e	Sealy Corp	90,524
9,144	e	Tempur-Pedic International, Inc	107,533
		TOTAL FURNITURE AND FIXTURES	1,428,391

FURNITURE AND HOMEbFURNISHINGS STORES - 0.16%
53,081	e,v	Circuit City Stores, Inc	39,811
4,300	e	Haverty Furniture Cos, Inc	49,192
1,371		Knoll, Inc	20,730
24,490	e*	Pier 1 Imports, Inc	101,144
3,128	*	Rex Stores Corp	36,128
8,837	e*	Tuesday Morning Corp	36,497
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	283,502

GENERAL BUILDING CONTRACTORS - 0.91%
709	e*	Amrep Corp	30,069
1,887	e*	Avatar Holdings, Inc	62,271
12,318	e*	Beazer Homes USA, Inc	73,662
3,325	e	Brookfield Homes Corp	47,747
391	*	Cavco Industries, Inc	14,135
16,694	e*	Hovnanian Enterprises, Inc (Class A)	133,385
4,654	e	M/I Homes, Inc	106,018
2,318		McGrath RentCorp	66,805

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
10,396	e*	Meritage Homes Corp	$256,781
2,815	e*	Palm Harbor Homes, Inc	27,897
9,832	*	Perini Corp	253,567
14,180	e	Ryland Group, Inc	376,054
42,701	e*	Standard-Pacific Corp	209,662
		TOTAL GENERAL BUILDING CONTRACTORS	1,658,053

GENERAL MERCHANDISE STORES - 0.62%
6,835	e*	99 Cents Only Stores	74,980
16,603		Casey's General Stores, Inc	500,913
3,250	e*	Conn's, Inc	60,808
19,223	e	Dillard's, Inc (Class A)	226,831
13,743	e	Fred's, Inc (Class A)	195,425
8,048	e*	Retail Ventures, Inc	31,387
8,048	e	Stein Mart, Inc	31,468
		TOTAL GENERAL MERCHANDISE STORES	1,121,812

HEALTH SERVICES - 1.56%
1,103	e*	Alliance Imaging, Inc	11,328
10,529	*	Amsurg Corp	268,174
14,644	e*	Apria Healthcare Group, Inc	267,107
8,010	*	Assisted Living Concepts, Inc (A Shares)	51,024
8,240	*	Cross Country Healthcare, Inc	134,230
2,692	e	Ensign Group, Inc	46,006
2,231	*	Enzo Biochem, Inc	24,496
8,755	e*	Five Star Quality Care, Inc	32,831
5,022	*	Gentiva Health Services, Inc	135,293
28,740	*	Healthsouth Corp	529,678
358	*	IPC The Hospitalist Co, Inc	9,201
9,381	*	Kindred Healthcare, Inc	258,634
13,542	e*	Magellan Health Services, Inc	556,035
4,991	*	Medcath Corp	89,439
437	e	National Healthcare Corp	20,591
17,530	e*	Nektar Therapeutics	62,933
6,717	*	Nighthawk Radiology Holdings, Inc	48,497
7,903	*	Odyssey HealthCare, Inc	80,215
5,820	e*	RehabCare Group, Inc	105,342
5,563	*	Skilled Healthcare Group, Inc (Class A)	88,396
1,646	e*	Sunrise Senior Living, Inc	22,698
		TOTAL HEALTH SERVICES	2,842,148

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.33%
517	e*	Comverge, Inc	2,378
10,897		Granite Construction, Inc	390,331
12,728	e	Great Lakes Dredge & Dock Corp	80,314
3,797	*	LB Foster Co (Class A)	115,505
1,115	*	Sterling Construction Co, Inc	18,063
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	606,591

HOLDING AND OTHER INVESTMENT OFFICES - 11.93%
5,272	e	Acadia Realty Trust	133,276
2,450		Agree Realty Corp	70,070
264	e	Alexander's, Inc	105,600
13,942		American Campus Communities, Inc	472,355

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,724	e	American Capital Agency Corp	$64,500
5,426	e*	Ampal American Israel (Class A)	16,766
20,088	e	Anthracite Capital, Inc	107,672
26,151		Anworth Mortgage Asset Corp	154,814
46,788	e	Apollo Investment Corp	797,735
4,339	e	Arbor Realty Trust, Inc	43,390
40,389	e	Ashford Hospitality Trust, Inc	163,575
1,593		Associated Estates Realty Corp	20,757
23,297		BioMed Realty Trust, Inc	616,206
14,240	e	Capital Lease Funding, Inc	112,923
1,001	e	Capital Southwest Corp	142,192
5,334	e	Capital Trust, Inc (Class A)	82,677
18,274		Capstead Mortgage Corp	200,100
3,884	e	Care Investment Trust, Inc	44,588
12,142	e	Cedar Shopping Centers, Inc	160,517
948	e	Cherokee, Inc	20,837
3,584	e	Cogdell Spencer, Inc	57,487
15,830	e	Colonial Properties Trust	295,863
12,704	e	Corporate Office Properties Trust	512,606
6,148		Cousins Properties, Inc	155,114
2,860		Danvers Bancorp, Inc	36,465
56,409	e	DCT Industrial Trust, Inc	422,503
31,670	e	DiamondRock Hospitality Co	288,197
5,605		EastGroup Properties, Inc	272,067
9,098		Education Realty Trust, Inc	100,806
10,149		Entertainment Properties Trust	555,353
2,331	e	Equity Lifestyle Properties, Inc	123,613
10,415	e	Equity One, Inc	213,403
26,145	e	Extra Space Storage, Inc	401,587
20,261	e	FelCor Lodging Trust, Inc	145,069
14,675	e	First Industrial Realty Trust, Inc	420,879
7,646		First Potomac Realty Trust	131,435
18,794	e	Franklin Street Properties Corp	244,322
48,605	e*	Friedman Billings Ramsey Group, Inc (Class A)	97,210
6,149	e	Getty Realty Corp	136,323
6,494		Gladstone Capital Corp	98,969
11,870	e	Glimcher Realty Trust	123,923
13,117	e	Gramercy Capital Corp	33,973
8,878	e*	Harris & Harris Group, Inc	56,642
3,729		Hatteras Financial Corp	86,513
19,306	e	Healthcare Realty Trust, Inc	562,770
15,334		Hersha Hospitality Trust	114,085
19,718		Highwoods Properties, Inc	701,172
14,288	*	Hilltop Holdings, Inc	147,452
5,859		Home Properties, Inc	339,529
13,322	e	Inland Real Estate Corp	209,022
19,639	e	Investors Real Estate Trust	219,760
25,024	e	iShares Russell 2000 Value Index Fund	1,682,614
6,664	e	JER Investors Trust, Inc	32,120
6,647	e	Kite Realty Group Trust	73,117
13,299	e	LaSalle Hotel Properties	310,133
17,407	e	Lexington Corporate Properties Trust	299,749
7,920		LTC Properties, Inc	232,214
11,863	e	Maguire Properties, Inc	70,703

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
21,175	e	Medical Properties Trust, Inc	$240,336
15,058	e*	Meruelo Maddux Properties, Inc	18,371
65,130		MFA Mortgage Investments, Inc	423,345
3,978	e	Mid-America Apartment Communities, Inc	195,479
6,236	e	Mission West Properties, Inc	60,739
7,814	e	Monmouth Real Estate Investment Corp (Class A)	60,871
7,530		MVC Capital, Inc	114,833
7,636		National Health Investors, Inc	260,998
24,037		National Retail Properties, Inc	575,686
16,559	e	Newcastle Investment Corp	105,150
17,762	e	NorthStar Realty Finance Corp	137,656
23,675		Omega Healthcare Investors, Inc	465,451
3,229		One Liberty Properties, Inc	57,056
5,250	e	Parkway Properties, Inc	198,765
11,491	e	Pennsylvania Real Estate Investment Trust	216,605
14,455	e	Post Properties, Inc	404,306
8,283		Potlatch Corp	384,248
8,239	e	Prospect Capital Corp	105,542
3,428	e	PS Business Parks, Inc	197,453
21,623	e	RAIT Investment Trust	118,710
5,452		Ramco-Gershenson Properties	122,234
33,102	e	Realty Income Corp	847,411
11,078		Redwood Trust, Inc	240,725
6,174	e	Resource Capital Corp	37,414
1,186		Saul Centers, Inc	59,940
37,414		Senior Housing Properties Trust	891,576
7,325		Sovran Self Storage, Inc	327,354
23,720	e	Strategic Hotels & Resorts, Inc	179,086
1,720	e	Sun Communities, Inc	34,073
16,576	e	Sunstone Hotel Investors, Inc	223,776
3,331		Universal Health Realty Income Trust	129,576
6,520		Urstadt Biddle Properties, Inc (Class A)	122,250
15,720	e	U-Store-It Trust	192,884
8,253	e	Washington Real Estate Investment Trust	302,307
17,685		Winthrop Realty Trust	68,972
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	21,656,490

HOTELS AND OTHER LODGING PLACES - 0.47%
8,360	e	Ameristar Casinos, Inc	118,628
4,696	e*	Bluegreen Corp	32,449
13,403	e*	Gaylord Entertainment Co	393,646
8,321	e*	Great Wolf Resorts, Inc	30,455
4,828	e*	Isle of Capri Casinos, Inc	43,549
5,258	e*	Lodgian, Inc	41,012
6,214	e	Marcus Corp	99,921
2,085	e*	Monarch Casino & Resort, Inc	23,748
789	e*	Morgans Hotel Group Co	8,608
4,621	e*	Outdoor Channel Holdings, Inc	40,665
1,008	*	Riviera Holdings Corp	7,409
532	e*	Vail Resorts, Inc	18,593
		TOTAL HOTELS AND OTHER LODGING PLACES	858,683

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.00%
1,735	e	Actuant Corp (Class A)	43,791

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,733		Alamo Group, Inc	$29,548
9,868	e	Albany International Corp (Class A)	269,692
9,177	e*	Allis-Chalmers Energy, Inc	116,089
751	e	Ampco-Pittsburgh Corp	19,451
602	e*	Astec Industries, Inc	18,560
14,972	*	Asyst Technologies, Inc	35,933
31,887	e*	Axcelis Technologies, Inc	54,208
5,929		Black Box Corp	204,728
12,099	*	Blount International, Inc	134,662
16,575	e	Briggs & Stratton Corp	268,184
20,319	*	Brooks Automation, Inc	169,867
2,971	e	Cascade Corp	130,160
6,767	e*	Cirrus Logic, Inc	36,880
5,455	*	Columbus McKinnon Corp	128,574
8,401	e*	Cray, Inc	43,517
2,245	e	Curtiss-Wright Corp	102,035
7,264	e*	Cymer, Inc	183,997
17,938	*	Electronics for Imaging, Inc	249,876
27,910	*	Emulex Corp	297,800
5,995	*	EnPro Industries, Inc	222,774
34,034	*	Entegris, Inc	164,725
28,923	e*	Extreme Networks, Inc	97,471
3,499	e*	Gehl Co	102,976
2,164	e*	Hurco Cos, Inc	63,989
4,720	e*	Immersion Corp	27,470
7,059	*	Intevac, Inc	75,108
4,292	*	Kadant, Inc	97,729
3,284		Lufkin Industries, Inc	260,585
11,077	e	Modine Manufacturing Co	160,395
1,881	e	Nacco Industries, Inc (Class A)	177,792
9,543	*	Netgear, Inc	143,145
696		NN, Inc	8,944
5,085	e	Palm, Inc	30,357
28,948	e,v*	Quantum Corp	31,264
9,584	*	Rackable Systems, Inc	94,019
3,110	*	Rimage Corp	43,416
3,679		Robbins & Myers, Inc	113,791
32,769	e*	Safeguard Scientifics, Inc	40,961
451		Sauer-Danfoss, Inc	11,135
2,019	e*	Scansource, Inc	58,127
1,750	e*	Semitool, Inc	14,315
1,308	e*	Sigma Designs, Inc	18,600
4,380		Standex International Corp	121,545
980	*	Super Micro Computer, Inc	8,830
5,195	e*	Tecumseh Products Co (Class A)	130,083
478	e	Tennant Co	16,376
3,430	*	Thermadyne Holdings Corp	57,178
2,749		Twin Disc, Inc	37,826
10,630	*	VeriFone Holdings, Inc	175,820
3,468	e	Watsco, Inc	174,371
3,889		Woodward Governor Co	137,165
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,455,834

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
INSTRUMENTS AND RELATED PRODUCTS - 2.48%
10,269	*	Affymetrix, Inc	$79,482
4,555	*	Anaren, Inc	46,233
4,638	*	Angiodynamics, Inc	73,280
715	*	Argon ST, Inc	16,795
372	e	Badger Meter, Inc	17,465
16,344	e*	Caliper Life Sciences, Inc	45,763
4,046	e*	Cantel Medical Corp	38,923
6,416	*	Cardiac Science Corp	66,470
7,908	e*	Coherent, Inc	281,129
6,647	e	Cohu, Inc	105,156
8,764	*	Conmed Corp	280,448
345	e	Datascope Corp	17,812
4,273	e*	Eagle Test Systems, Inc	65,420
1,582	*	Esterline Technologies Corp	62,631
19,206	e*	ev3, Inc	192,828
12,151	e*	FEI Co	289,315
5,957	e*	Formfactor, Inc	103,771
7,551	e*	Hanger Orthopedic Group, Inc	131,765
3,041	*	Herley Industries, Inc	52,001
1,759	*	ICU Medical, Inc	53,491
1,800	e*	ICx Technologies, Inc	13,878
8,869	e	Invacare Corp	214,098
4,945	e*	Ixia	36,445
20,727	e*	Kopin Corp	64,668
19,135	e*	L-1 Identity Solutions, Inc	292,383
560	e*	LaBarge, Inc	8,434
38,226	*	LTX-Credence Corp	66,513
5,385	*	Lydall, Inc	51,858
4,600	*	Measurement Specialties, Inc	80,224
2,500	e*	Medical Action Industries, Inc	32,825
6,457	e	Mine Safety Appliances Co	246,141
15,505	*	MKS Instruments, Inc	308,705
4,978		Movado Group, Inc	111,258
3,654		MTS Systems Corp	153,833
11,422	*	Newport Corp	123,129
2,479	e*	NxStage Medical, Inc	10,461
3,583	e*	Orthofix International NV	66,751
5,875	e*	Palomar Medical Technologies, Inc	79,078
1,177	*	Photon Dynamics Inc	18,067
8,839	*	Rudolph Technologies, Inc	74,071
21,056	e*	Sirf Technology Holdings, Inc	31,373
290	e*	Sirona Dental Systems, Inc	6,751
3,312	e*	Sonic Solutions, Inc	14,573
20,011	e*	Star Scientific, Inc	71,239
8,090	*	Symmetry Medical, Inc	150,150
542	*	Varian, Inc	23,252
1,769	e*	Veeco Instruments, Inc	26,199
2,422	e*	Vital Images, Inc	36,330
5,753	e*	Zygo Corp	72,373
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,505,238

INSURANCE AGENTS, BROKERS AND SERVICE - 0.54%
7,857	e*	Crawford & Co (Class B)	119,426
11,889	e	Hilb Rogal & Hobbs Co	555,692

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
380	e	Life Partners Holdings, Inc	$13,669
13,288	e	National Financial Partners Corp	199,320
6,411	e*	United America Indemnity Ltd (Class A)	91,229
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	979,336

INSURANCE CARRIERS - 7.27%
95,305	e	Ambac Financial Group, Inc	222,061
4,086	*	AmCOMP, Inc	47,398
17,369		American Equity Investment Life Holding Co	130,268
2,750		American Physicians Capital, Inc	116,408
4,016	*	American Safety Insurance Holdings Ltd	60,682
17,578	*	AMERIGROUP Corp	443,669
6,624	*	Amerisafe, Inc	120,557
4,658	e	Amtrust Financial Services, Inc	63,302
6,736	*	Argo Group International Holdings Ltd	248,222
28,157		Aspen Insurance Holdings Ltd	774,318
18,515	e	Assured Guaranty Ltd	301,054
2,700		Baldwin & Lyons, Inc (Class B)	64,719
11,682	e	Castlepoint Holdings Ltd	130,021
13,366	*	Centene Corp	274,137
12,022	e*	Citizens, Inc (Class A)	98,821
5,900	*	CNA Surety Corp	98,530
338	e*	Darwin Professional Underwriters, Inc	10,515
13,652		Delphi Financial Group, Inc (Class A)	382,802
3,919		Donegal Group, Inc (Class A)	71,051
1,730		EMC Insurance Group, Inc	51,000
15,627	e	Employers Holdings, Inc	271,597
729	*	Enstar Group Ltd	70,975
4,061	e	FBL Financial Group, Inc (Class A)	113,261
4,779	e*	First Acceptance Corp	16,249
4,022	*	First Mercury Financial Corp	57,314
9,556	e	Flagstone Reinsurance Holdings Ltd	98,140
2,713	*	Fpic Insurance Group, Inc	139,421
9,309	e*	Greenlight Capital Re Ltd (Class A)	214,014
2,094	*	Hallmark Financial Services	19,034
4,245		Harleysville Group, Inc	160,461
16,405	e*	Healthspring, Inc	347,130
12,879		Horace Mann Educators Corp	165,753
1,770	e	Independence Holding Co	20,444
5,136		Infinity Property & Casualty Corp	211,603
16,388	e	IPC Holdings Ltd	495,081
1,724	e	Kansas City Life Insurance Co	79,304
5,112	e	LandAmerica Financial Group, Inc	123,966
15,583	e	Maiden Holdings Ltd	67,786
18,482		Max Re Capital Ltd	429,337
17,679	e	Meadowbrook Insurance Group, Inc	124,814
4,686	e*	Molina Healthcare, Inc	145,266
30,513	e	Montpelier Re Holdings Ltd	503,770
1,981	e	National Interstate Corp	47,603
725		National Western Life Insurance Co (Class A)	175,501
4,292	*	Navigators Group, Inc	248,936
1,577	e	NYMAGIC, Inc	39,819
7,924		Odyssey Re Holdings Corp	347,071
37,529		Phoenix Cos, Inc	346,768

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
15,989	e	Platinum Underwriters Holdings Ltd	$567,290
10,097	*	PMA Capital Corp (Class A)	89,056
25,780	e	PMI Group, Inc	76,051
6,871		Presidential Life Corp	108,493
5,114	e*	Primus Guaranty Ltd	13,399
10,476	e*	ProAssurance Corp	586,656
25,972		Quanta Capital Holdings Ltd	71,683
26,365		Radian Group, Inc	132,880
1,080	e*	RadNet, Inc	4,331
6,202	e	RLI Corp	385,082
5,542	e	Safety Insurance Group, Inc	210,208
7,582	*	SeaBright Insurance Holdings, Inc	98,566
17,510	e	Selective Insurance Group, Inc	401,329
4,488	e	State Auto Financial Corp	130,466
5,383		Stewart Information Services Corp	160,144
4,536	e*	Triple-S Management Corp (Class B)	73,891
7,686		United Fire & Casualty Co	219,743
12,804	*	Universal American Financial Corp	156,081
21,049		Validus Holdings Ltd	489,389
12,177		Zenith National Insurance Corp	446,165
		TOTAL INSURANCE CARRIERS	13,210,856

LEATHER AND LEATHER PRODUCTS - 0.42%
1,800	e*	CROCS, Inc	6,444
6,450	e*	Genesco, Inc	215,946
5,485	e*	Iconix Brand Group, Inc	71,744
6,021	*	Steven Madden Ltd	149,200
15,983	e*	Timberland Co (Class A)	277,625
1,208	e	Weyco Group, Inc	40,432
		TOTAL LEATHER AND LEATHER PRODUCTS	761,391

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.03%
1,730	e*	Emergency Medical Services Corp (Class A)	51,692
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	51,692

LUMBER AND WOOD PRODUCTS - 0.37%
957	e	American Woodmark Corp	21,485
13,597	e*	Champion Enterprises, Inc	75,463
34,185	e	Louisiana-Pacific Corp	317,921
2,530	e	Skyline Corp	66,868
5,355	e	Universal Forest Products, Inc	186,943
		TOTAL LUMBER AND WOOD PRODUCTS	668,680

METAL MINING - 0.67%
3,011	*	Allied Nevada Gold Corp	17,223
14,990	e*	Apex Silver Mines Ltd	25,783
183,890	e*	Coeur d'Alene Mines Corp	281,352
40,585	e*	Hecla Mining Co	189,938
16,549	*	Rosetta Resources, Inc	303,840
9,736		Royal Gold, Inc	350,107
8,684	e*	Stillwater Mining Co	50,454
3,096	e*	Uranium Resources, Inc	5,232
		TOTAL METAL MINING	1,223,929

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.50%
7,825		Blyth, Inc	$88,736
21,960	e	Callaway Golf Co	308,977
9,266	e*	Jakks Pacific, Inc	230,816
2,779	e	Marine Products Corp	23,066
6,750	e*	Nautilus, Inc	30,848
6,057	*	RC2 Corp	121,140
5,385	*	Russ Berrie & Co, Inc	41,303
2,241	*	Steinway Musical Instruments, Inc	63,465
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	908,351

MISCELLANEOUS RETAIL - 0.84%
7,210	e	Big 5 Sporting Goods Corp	74,407
9,073	e	Borders Group, Inc	59,519
4,864	e*	Build-A-Bear Workshop, Inc	35,410
12,677	e*	Cabela's, Inc	153,138
5,569		Cash America International, Inc	200,707
7,394	*	CKX, Inc	45,547
5,626	e	Longs Drug Stores Corp	425,551
2,755	*	PC Connection, Inc	18,431
580	e*	PC Mall, Inc	3,961
2,348	e	Systemax, Inc	33,013
9,679		World Fuel Services Corp	222,907
10,513	e*	Zale Corp	262,825
		TOTAL MISCELLANEOUS RETAIL	1,535,416

MOTION PICTURES - 0.52%
10,148	e*	Avid Technology, Inc	244,161
56,229	e*	Blockbuster, Inc (Class A)	115,269
5,981	e	Cinemark Holdings, Inc	81,342
25,039	e*	Macrovision Solutions Corp	385,100
3,730	*	RHI Entertainment, Inc	55,577
5,526	e*	tw telecom inc (Class A)	57,415
		TOTAL MOTION PICTURES	938,864

NONDEPOSITORY INSTITUTIONS - 1.08%
10,406	e	Advance America Cash Advance Centers, Inc	31,114
12,212	e	Advanta Corp (Class B)	100,505
32,051	e	Ares Capital Corp	334,292
3,683	e	BlackRock Kelso Capital Corp	42,465
10,441	e*	Boise, Inc	16,288
10,846	e	Chimera Investment Corp	67,354
4,713	e*	CompuCredit Corp	18,475
609	e*	Credit Acceptance Corp	10,353
1,474	e*	Doral Financial Corp	16,096
4,106	e*	Encore Capital Group, Inc	56,252
2,994	e	Federal Agricultural Mortgage Corp (Class C)	12,275
8,067	e	Financial Federal Corp	184,896
460	*	First Cash Financial Services, Inc	6,900
11,464	e	First Marblehead Corp	28,545
8,516		Gladstone Investment Corp	58,590
12,722	e*	Guaranty Financial Group, Inc	50,252
10,092	e	Hercules Technology Growth Capital, Inc	97,892
5,427	e	Kohlberg Capital Corp	46,618

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
23,585	e	MCG Capital Corp	$61,793
5,828		Medallion Financial Corp	61,019
5,793		Nelnet, Inc (Class A)	82,261
6,480	e*	NewStar Financial, Inc	52,423
6,916	e	NGP Capital Resources Co	100,766
11,517	e*	Ocwen Financial Corp	92,712
7,983	e	Patriot Capital Funding, Inc	50,852
6,182		PennantPark Investment Corp	45,809
17,156	*	PHH Corp	228,003
		TOTAL NONDEPOSITORY INSTITUTIONS	1,954,800

NONMETALLIC MINERALS, EXCEPT FUELS - 0.25%
5,466	e	AMCOL International Corp	170,867
4,979		Compass Minerals International, Inc	260,850
3,358	e*	General Moly, Inc	14,607
216	*	United States Lime & Minerals, Inc	8,318
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	454,642

OIL AND GAS EXTRACTION - 2.46%
4,950	e	Berry Petroleum Co (Class A)	191,714
6,529	*	Bill Barrett Corp	209,646
11,644	e*	BMB Munai, Inc	48,323
14,911	e*	Brigham Exploration Co	163,872
8,409	e*	Bronco Drilling Co, Inc	85,940
13,170	e*	Cal Dive International, Inc	139,602
6,694	*	Callon Petroleum Co	120,693
3,157	e*	Cheniere Energy, Inc	7,103
15,720	*	Complete Production Services, Inc	316,444
826	*	Dawson Geophysical Co	38,566
35,658	e	Energy XXI Bermuda Ltd	108,400
3,045	*	EXCO Resources, Inc	49,694
630	*	Geokinetics, Inc	11,970
5,429	e*	Geomet, Inc	29,534
3,544	e*	GMX Resources, Inc	169,403
45,281	e*	Grey Wolf, Inc	352,286
5,800	e*	Gulfport Energy Corp	58,290
12,370	e*	Harvest Natural Resources, Inc	125,184
3,188	e	Kayne Anderson Energy Development Co	53,973
24,552	*	Meridian Resource Corp	45,176
30,556	*	Newpark Resources, Inc	223,059
49,675	e*	Oilsands Quest, Inc	148,528
31,110	e*	Parker Drilling Co	249,502
800	m,v*	Petrocorp, Inc	(0)
7,273	e*	Petroquest Energy, Inc	111,641
13,948	e*	Pioneer Drilling Co	185,508
650	e*	Quest Resource Corp	1,729
8,586	e*	RAM Energy Resources, Inc	24,814
9,351	*	Stone Energy Corp	395,828
1,804	e*	Superior Well Services, Inc	45,659
10,027	e*	Swift Energy Co	387,945
5,558	e*	Toreador Resources Corp	49,966
4,100	e*	Trico Marine Services, Inc	70,028
11,074	e*	TXCO Resources, Inc	111,183
2,902	*	Union Drilling, Inc	30,732

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
14,501	e*	Vaalco Energy, Inc	$99,187
		TOTAL OIL AND GAS EXTRACTION	4,461,122

PAPER AND ALLIED PRODUCTS - 0.60%
19,098	e*	AbitibiBowater, Inc	73,909
12,832	e*	Buckeye Technologies, Inc	105,094
15,084		Glatfelter	204,237
6,117	e*	Kapstone Paper and Packaging Corp	38,843
8,953	e*	Mercer International, Inc	32,768
4,618	e	Neenah Paper, Inc	91,436
7,653		Rock-Tenn Co (Class A)	305,967
4,790		Schweitzer-Mauduit International, Inc	90,962
4,070	e	Verso Paper Corp	10,745
14,035	e	Wausau Paper Corp	142,175
		TOTAL PAPER AND ALLIED PRODUCTS	1,096,136

PERSONAL SERVICES - 0.58%
6,712	e	G & K Services, Inc (Class A)	221,832
9,281	e	Jackson Hewitt Tax Service, Inc	142,371
14,169		Regis Corp	389,648
1,716	e*	Sally Beauty Holdings, Inc	14,758
2,142	e*	Steiner Leisure Ltd	73,642
4,875		Unifirst Corp	210,064
		TOTAL PERSONAL SERVICES	1,052,315

PETROLEUM AND COAL PRODUCTS - 0.26%
3,172	e	Alon USA Energy, Inc	42,759
8,152	e*	American Oil & Gas, Inc	21,277
3,874		Delek US Holdings, Inc	35,912
11,440	e*	Headwaters, Inc	152,724
597		Quaker Chemical Corp	16,991
3,147	e	WD-40 Co	113,072
9,753	e	Western Refining, Inc	98,603
		TOTAL PETROLEUM AND COAL PRODUCTS	481,338

PRIMARY METAL INDUSTRIES - 1.10%
10,084	e	Belden CDT, Inc	320,570
6,520	e*	Brush Engineered Materials, Inc	121,076
690	e*	Coleman Cable, Inc	6,921
5,975	e	Encore Wire Corp	108,207
9,190	e	Gibraltar Industries, Inc	171,945
2,902	e*	Haynes International, Inc	135,901
12,723	e*	Horsehead Holding Corp	75,066
501		Matthews International Corp (Class A)	25,421
11,489		Mueller Industries, Inc	264,362
3,158	e*	Northwest Pipe Co	137,752
700	e	Olympic Steel, Inc	20,643
7,781	e*	RTI International Metals, Inc	152,196
1,040	e*	Sutor Technology Group Ltd	3,422
7,774		Tredegar Corp	138,299
1,993	*	Universal Stainless & Alloy	50,921
17,578	e	Worthington Industries, Inc	262,615
		TOTAL PRIMARY METAL INDUSTRIES	1,995,317

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
PRINTING AND PUBLISHING - 1.02%
17,609	e*	ACCO Brands Corp	$132,772
6,095	e	AH Belo Corp (Class A)	31,450
16,341	e	American Greetings Corp (Class A)	249,854
28,250		Belo (A.H.) Corp (Class A)	168,370
8,833		Bowne & Co, Inc	102,021
1,507	e*	Consolidated Graphics, Inc	45,707
3,346	e	Courier Corp	68,125
2,602	e	CSS Industries, Inc	66,975
8,230	e	Ennis, Inc	127,236
8,097	e,v	GateHouse Media, Inc	3,968
10,320	e	Harte-Hanks, Inc	107,018
13,193	e	Journal Communications, Inc (Class A)	64,382
17,823	e	Lee Enterprises, Inc	62,381
18,726	e	McClatchy Co (Class A)	82,394
6,889		Media General, Inc (Class A)	85,630
270	e	Multi-Color Corp	6,450
3,634	e*	Playboy Enterprises, Inc (Class B)	14,318
8,432	e	Primedia, Inc	20,490
23,886	e*	R.H. Donnelley Corp	47,533
4,556	e	Schawk, Inc (Class A)	68,887
7,628	e	Scholastic Corp	195,887
3,599	e	Standard Register Co	35,450
7,986	e*	Valassis Communications, Inc	69,159
		TOTAL PRINTING AND PUBLISHING	1,856,457

RAILROAD TRANSPORTATION - 0.05%
2,651	e*	Genesee & Wyoming, Inc (Class A)	99,466
		TOTAL RAILROAD TRANSPORTATION	99,466

REAL ESTATE - 0.31%
490		Consolidated-Tomoka Land Co	21,163
1,733		DuPont Fabros Technology, Inc	26,428
10,441	*	Forestar Real Estate Group, Inc	154,005
3,898	e*	FX Real Estate and Entertainment, Inc	4,054
1,800	e	Grubb & Ellis Co	4,860
28,446	e	Stewart Enterprises, Inc (Class A)	223,586
2,084	e*	Stratus Properties, Inc	57,352
7,160	e	Thomas Properties Group, Inc	72,316
		TOTAL REAL ESTATE	563,764

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.38%
20,242		Cooper Tire & Rubber Co	174,081
9,242		Schulman (A.), Inc	182,807
9,672	e*	Skechers U.S.A., Inc (Class A)	162,780
10,066	e	Spartech Corp	99,653
3,546	e*	Trex Co, Inc	64,218
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	683,539

SECURITY AND COMMODITY BROKERS - 1.26%
5,862	e*	Broadpoint Securities Group, Inc	17,000
6,576		Calamos Asset Management, Inc (Class A)	117,842
2,146	e	Cohen & Steers, Inc	60,796
800		Epoch Holding Corp	8,440

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,495	e	Evercore Partners, Inc (Class A)	$62,840
11,365	e*	FBR Capital Markets Corp	73,645
2,640		Fifth Street Finance Corp	26,532
1,670	e	GAMCO Investors, Inc (Class A)	99,031
8,411	e*	KBW, Inc	277,058
26,982	*	Knight Capital Group, Inc (Class A)	400,953
16,332	*	LaBranche & Co, Inc	73,494
9,986	*	MarketAxess Holdings, Inc	80,587
5,311	e*	Penson Worldwide, Inc	73,664
6,300	e*	Piper Jaffray Cos	272,475
6,338	e	Sanders Morris Harris Group, Inc	54,824
7,384	*	Stifel Financial Corp	368,462
7,897		SWS Group, Inc	159,204
6,213	e*	Thomas Weisel Partners Group, Inc	52,376
543	e	US Global Investors, Inc (Class A)	5,457
165		Westwood Holdings Group, Inc	7,821
		TOTAL SECURITY AND COMMODITY BROKERS	2,292,501

SOCIAL SERVICES - 0.11%
6,976	*	Capital Senior Living Corp	53,018
852	e*	Providence Service Corp	8,350
7,900	*	Res-Care, Inc	143,306
		TOTAL SOCIAL SERVICES	204,674

SPECIAL TRADE CONTRACTORS - 0.62%
203	e	Alico, Inc	9,628
1,917		Chemed Corp	78,712
12,715		Comfort Systems USA, Inc	169,872
12,708	e*	Dycom Industries, Inc	165,458
13,634	e*	EMCOR Group, Inc	358,847
8,804	e*	Insituform Technologies, Inc (Class A)	131,708
2,048	e*	Integrated Electrical Services, Inc	35,963
5,020	e*	Layne Christensen Co	177,859
		TOTAL SPECIAL TRADE CONTRACTORS	1,128,047

STONE, CLAY, AND GLASS PRODUCTS - 0.08%
4,536	e	Apogee Enterprises, Inc	68,176
1,096	e	Libbey, Inc	9,327
13,332	e*	US Concrete, Inc	59,594
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	137,097

TEXTILE MILL PRODUCTS - 0.06%
4,394	e	Oxford Industries, Inc	113,497
		TOTAL TEXTILE MILL PRODUCTS	113,497

TOBACCO PRODUCTS - 0.23%
8,382	e	Universal Corp	411,472
		TOTAL TOBACCO PRODUCTS	411,472

TRANSPORTATION BY AIR - 1.08%
19,011	e*	Airtran Holdings, Inc	46,197
12,042	e*	Alaska Air Group, Inc	245,536
849	*	Allegiant Travel Co	29,987
4,322	*	Atlas Air Worldwide Holdings, Inc	174,220

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,122	e*	Bristow Group, Inc	$274,848
1,394	e*	Hawaiian Holdings, Inc	12,936
57,292	e*	JetBlue Airways Corp	283,595
1,458	e*	PHI, Inc	53,844
10,991	*	Republic Airways Holdings, Inc	111,998
19,377		Skywest, Inc	309,644
21,451	e	UAL Corp	188,554
38,200	e*	US Airways Group, Inc	230,346
		TOTAL TRANSPORTATION BY AIR	1,961,705

TRANSPORTATION EQUIPMENT - 2.02%
6,693		A.O. Smith Corp	262,299
9,691	e*	AAR Corp	160,774
20,954	e*	Accuride Corp	33,526
14,490	e	American Axle & Manufacturing Holdings, Inc	77,666
586	e	American Railcar Industries, Inc	9,399
24,354	e	ArvinMeritor, Inc	317,576
6,905	*	ATC Technology Corp	163,925
28,872	e	Brunswick Corp	369,273
6,111	e	Clarcor, Inc	231,912
33,496	e*	Dana Holding Corp	162,121
3,189	*	Dorman Products, Inc	39,958
3,254		Ducommun, Inc	77,706
16,172	e	Federal Signal Corp	221,556
11,963	e*	Force Protection, Inc	32,061
3,657	e	Freightcar America, Inc	107,040
190	e*	Fuel Systems Solutions, Inc	6,546
727	e*	GenTek, Inc	18,691
5,462	e	Greenbrier Cos, Inc	106,564
7,353	e	Group 1 Automotive, Inc	159,781
29,284	*	Hayes Lemmerz International, Inc	79,945
8,087	e	Kaman Corp	230,318
938	*	LMI Aerospace, Inc	18,863
1,241	e	Polaris Industries, Inc	56,453
10,213		Spartan Motors, Inc	32,477
7,371	e	Superior Industries International, Inc	141,228
15,796	e*	Tenneco, Inc	167,911
2,385	e	Triumph Group, Inc	109,018
30,824	e*	Visteon Corp	71,512
9,665	e	Wabash National Corp	91,334
2,025		Westinghouse Air Brake Technologies Corp	103,741
		TOTAL TRANSPORTATION EQUIPMENT	3,661,174

TRANSPORTATION SERVICES - 0.33%
1,572	*	Dynamex, Inc	44,739
4,122	*	HUB Group, Inc (Class A)	155,193
21,493	*	Lear Corp	225,677
11,254	e*	Orbitz Worldwide, Inc	66,061
6,832	e	Pacer International, Inc	112,523
		TOTAL TRANSPORTATION SERVICES	604,193

TRUCKING AND WAREHOUSING - 0.71%
7,620	e	Arkansas Best Corp	256,718
6,806	*	Celadon Group, Inc	78,065

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,018	e	Heartland Express, Inc	$108,919
5,432	e*	Marten Transport Ltd	105,978
2,524	e*	Old Dominion Freight Line	71,530
460	*	Patriot Transportation Holding, Inc	36,340
4,335	*	Saia, Inc	57,569
1,577	e*	Universal Truckload Services, Inc	38,416
14,145	e	Werner Enterprises, Inc	307,088
18,919	e*	YRC Worldwide, Inc	226,271
		TOTAL TRUCKING AND WAREHOUSING	1,286,894

WATER TRANSPORTATION - 0.47%
6,546	e	DHT Maritime, Inc	43,989
1,965		Golar LNG Ltd	26,095
2,026	e*	Gulfmark Offshore, Inc	90,927
7,748	e*	Hornbeck Offshore Services, Inc	299,228
2,045	e*	International Shipholding Corp	44,786
8,398		Nordic American Tanker Shipping	269,240
2,723	e*	Odyssey Marine Exploration, Inc	12,362
8,028	e*	Ultrapetrol Bahamas Ltd	63,020
		TOTAL WATER TRANSPORTATION	849,647

WHOLESALE TRADE-DURABLE GOODS - 1.00%
7,319	e	Agilysys, Inc	73,849
9,945		Applied Industrial Technologies, Inc	267,819
7,444	e*	Beacon Roofing Supply, Inc	116,275
5,125	e	Castle (A.M.) & Co	88,560
6,917	*	Digi International, Inc	70,553
5,713	e*	Drew Industries, Inc	97,749
26,828		IKON Office Solutions, Inc	456,344
15,805	*	Insight Enterprises, Inc	211,945
10,388	*	Interline Brands, Inc	168,389
1,411		Lawson Products, Inc	39,014
1,481	e	Owens & Minor, Inc	71,829
13,351	e	PEP Boys-Manny Moe & Jack	82,509
2,908	e	Pool Corp	67,844
1,040	e*	TomoTherapy, Inc	4,763
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,817,442

WHOLESALE TRADE-NONDURABLE GOODS - 1.74%
7,499		Aceto Corp	71,915
7,850	e*	Alliance One International, Inc	29,830
6,090	e	Andersons, Inc	214,490
1,270	e*	BMP Sunstone Corp	8,814
2,879	e*	Core-Mark Holding Co, Inc	71,946
13,942	e*	Fresh Del Monte Produce, Inc	309,512
12,030	e*	Hain Celestial Group, Inc	331,186
48,532	e	Idearc, Inc	60,665
2,836	e	Kenneth Cole Productions, Inc (Class A)	41,689
8,862	e	K-Swiss, Inc (Class A)	154,199
2,014	e*	LSB Industries, Inc	27,894
1,947	e*	Maui Land & Pineapple Co, Inc	53,523
15,246	e	Men's Wearhouse, Inc	323,825
3,939	e	Myers Industries, Inc	49,671
4,054	e	Nash Finch Co	174,808

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,236		Nu Skin Enterprises, Inc (Class A)	$84,928
1,772	*	Perry Ellis International, Inc	26,421
3,631	*	Schiff Nutrition International, Inc	24,800
6,419	e*	School Specialty, Inc	200,209
6,180	e	Spartan Stores, Inc	153,758
2,796	e*	Tractor Supply Co	117,572
10,062	e*	United Natural Foods, Inc	251,449
7,724	*	United Stationers, Inc	369,439
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,152,543

		TOTAL COMMON STOCKS	179,253,576
		(Cost $202,597,211)

SHORT-TERM INVESTMENTS - 29.07%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 29.07%
52,780,494		State Street Navigator Securities Lending Prime Portfolio	52,780,494
			52,780,494

		TOTAL SHORT-TERM INVESTMENTS	52,780,494
		(Cost $52,780,494)

		TOTAL PORTFOLIO - 127.78%	232,034,070
		(Cost $255,377,705)

		OTHER ASSETS & LIABILITIES, NET - (27.78)%	(50,443,514)

		NET ASSETS - 100.00%	$181,590,556

	*	Non-income producing
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $108,288.
	e	All or a portion of these securities are out on loan.
	m	Security that has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.43%

AGRICULTURAL PRODUCTION-CROPS - 0.07%
8,371	e*	Chiquita Brands International, Inc	$132,346
646		Griffin Land & Nurseries, Inc (Class A)	23,954
		TOTAL AGRICULTURAL PRODUCTION-CROPS	156,300

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.08%
2,730	e	Cal-Maine Foods, Inc	74,911
9,438	e	Pilgrim's Pride Corp	23,501
65	e	Seaboard Corp	81,705
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	180,117

AGRICULTURAL SERVICES - 0.04%
2,857	*	Cadiz, Inc	54,483
2,674	e	Calavo Growers, Inc	33,318
		TOTAL AGRICULTURAL SERVICES	87,801

AMUSEMENT AND RECREATION SERVICES - 0.85%
10,996	*	Bally Technologies, Inc	332,959
1,851		Churchill Downs, Inc	90,662
2,800	e	Dover Downs Gaming & Entertainment, Inc	21,784
2,925	e	Dover Motorsports, Inc	15,941
6,109	e*	Leapfrog Enterprises, Inc	64,511
6,999	e*	Life Time Fitness, Inc	218,859
15,239	e*	Live Nation, Inc	247,939
9,836	e*	Marvel Entertainment, Inc	335,801
12,012	e*	Pinnacle Entertainment, Inc	90,811
21,771	e,v*	Six Flags, Inc	14,587
2,499		Speedway Motorsports, Inc	48,681
3,792	e*	Town Sports International Holdings, Inc	23,131
14,795	v*	Westwood One, Inc	7,397
8,818	*	WMS Industries, Inc	269,566
4,012		World Wrestling Entertainment, Inc (Class A)	62,025
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,844,654

APPAREL AND ACCESSORY STORES - 1.65%
13,444	e*	Aeropostale, Inc	431,687
6,538	e*	American Apparel, Inc	53,612
7,421	e	Bebe Stores, Inc	72,503
8,505	e	Brown Shoe Co, Inc	139,312
3,233	e	Buckle, Inc	179,561
2,515	*	Cache, Inc	17,278
11,426	*	Carter's, Inc	225,435
8,582	e*	Casual Male Retail Group, Inc	33,727
5,348		Cato Corp (Class A)	93,857
4,539	*	Charlotte Russe Holding, Inc	46,525
21,917	e*	Charming Shoppes, Inc	107,174

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
35,915	*	Chico's FAS, Inc	$196,455
4,770	*	Children's Place Retail Stores, Inc	159,080
7,389	e	Christopher & Banks Corp	56,674
2,762	e*	Citi Trends, Inc	44,993
13,014	e*	Collective Brands, Inc	238,286
9,041	e*	Dress Barn, Inc	138,237
3,229	e*	DSW, Inc (Class A)	44,237
8,639		Finish Line, Inc (Class A)	86,304
9,420	*	HOT Topic, Inc	62,266
8,516	e*	J Crew Group, Inc	243,302
5,267	e*	Jo-Ann Stores, Inc	110,502
3,519	e*	JOS A Bank Clothiers, Inc	118,238
4,503	*	New York & Co, Inc	42,959
13,720	*	Pacific Sunwear Of California, Inc	92,336
1,662	*	Shoe Carnival, Inc	27,224
8,179		Stage Stores, Inc	111,725
1,287	e*	Syms Corp	17,387
4,720	e	Talbots, Inc	61,832
4,680	*	Tween Brands, Inc	45,817
6,641	e*	Under Armour, Inc (Class A)	210,918
17,791	*	Wet Seal, Inc (Class A)	64,581
		TOTAL APPAREL AND ACCESSORY STORES	3,574,024

APPAREL AND OTHER TEXTILE PRODUCTS - 0.54%
2,543	e	Columbia Sportswear Co	106,704
2,948	*	G-III Apparel Group Ltd	55,157
5,749	*	Gymboree Corp	204,090
3,481	e*	Lululemon Athletica, Inc	80,168
4,373	*	Maidenform Brands, Inc	63,452
25,495	*	Quiksilver, Inc	146,341
3,741	e*	True Religion Apparel, Inc	96,705
9,146	*	Warnaco Group, Inc	414,222
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,166,839

AUTO REPAIR, SERVICES AND PARKING - 0.27%
1,816	*	Amerco, Inc	76,145
6,544	e*	Dollar Thrifty Automotive Group, Inc	12,630
15,260	*	Exide Technologies	112,619
2,652	e*	Midas, Inc	36,491
3,069		Monro Muffler, Inc	70,771
1,826	*	Standard Parking Corp	40,574
7,801	*	Wright Express Corp	232,860
		TOTAL AUTO REPAIR, SERVICES AND PARKING	582,090

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.12%
1,948	e*	America's Car-Mart, Inc	36,213
6,180		Asbury Automotive Group, Inc	71,194
2,928	e*	MarineMax, Inc	21,169
6,502	*	Rush Enterprises, Inc (Class A)	83,226
5,507	e	Sonic Automotive, Inc (Class A)	46,589
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	258,391

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.02%
2,920	e*	Builders FirstSource, Inc	17,491

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,824	e*	Lumber Liquidators, Inc	$22,909
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	40,400

BUSINESS SERVICES - 9.93%
82,169	*	3Com Corp	191,454
3,509	e*	3D Systems Corp	50,003
9,124		Aaron Rents, Inc	246,987
8,827		ABM Industries, Inc	192,782
7,090	e*	ACI Worldwide, Inc	124,217
13,205	*	Actuate Corp	46,218
12,696		Acxiom Corp	159,208
4,166		Administaff, Inc	113,399
3,280	e*	Advent Software, Inc	115,554
9,028	e	Aircastle Ltd	89,467
7,039	*	American Reprographics Co	121,423
5,919		American Software, Inc (Class A)	32,259
7,202	*	AMN Healthcare Services, Inc	126,539
5,434		Arbitron, Inc	242,845
1,290	*	ArcSight, Inc	9,843
17,194	*	Ariba, Inc	242,951
27,058	*	Art Technology Group, Inc	95,244
2,804	e*	Asset Acceptance Capital Corp	29,554
3,993	*	athenahealth, Inc	132,847
8,994	*	Avocent Corp	184,017
2,812	e*	Bankrate, Inc	109,415
49,961	e,v*	BearingPoint, Inc	24,981
6,755		BGC Partners, Inc (Class A)	28,979
9,080	e	Blackbaud, Inc	167,526
6,212	*	Blackboard, Inc	250,281
6,760	e*	Blue Coat Systems, Inc	95,924
4,248	*	Bottomline Technologies, Inc	44,179
12,487	e*	BPZ Energy, Inc	214,776
10,094		Brady Corp (Class A)	356,116
6,048	*	CACI International, Inc (Class A)	303,005
1,424	*	CAI International, Inc	15,749
5,814	e*	Callidus Software, Inc	23,023
2,925	*	Capella Education Co	125,366
6,466	e*	Cavium Networks, Inc	91,041
8,433	e*	CBIZ, Inc	71,259
6,135	*	Chordiant Software, Inc	31,473
10,387	*	Ciber, Inc	72,605
2,002	*	Clinical Data, Inc	32,192
9,208	e*	Cogent Communications Group, Inc	71,086
8,567	*	Cogent, Inc	87,555
8,555	e	Cognex Corp	172,469
8,824	*	Commvault Systems, Inc	106,329
4,616		Compass Diversified Trust	64,347
2,737	*	Compellent Technologies, Inc	33,939
2,014		Computer Programs & Systems, Inc	58,305
3,105	*	COMSYS IT Partners, Inc	30,181
8,665	e*	Concur Technologies, Inc	331,523
3,931	e*	Constant Contact, Inc	67,102
3,947	e*	CoStar Group, Inc	179,154
7,071	*	CSG Systems International, Inc	123,955

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
13,871	*	Cybersource Corp	$223,462
6,391	e*	Data Domain, Inc	142,328
8,923	e*	DealerTrack Holdings, Inc	150,263
2,442	e*	Deltek, Inc	14,847
10,488		Deluxe Corp	150,922
3,800	e*	Dice Holdings, Inc	26,980
7,462	e*	Digital River, Inc	241,769
5,211	*	DivX, Inc	33,715
1,117	v*	DMRC Corp	13,019
3,350	*	Double-Take Software, Inc	33,333
4,781	*	DynCorp International, Inc (Class A)	80,130
22,204	*	Earthlink, Inc	188,734
392	e*	Ebix, Inc	36,832
6,242	e*	Echelon Corp	61,671
10,925	e*	Eclipsys Corp	228,879
4,174		Electro Rent Corp	56,057
11,830	*	Entrust, Inc	25,435
12,281	*	Epicor Software Corp	96,897
6,845	e*	EPIQ Systems, Inc	93,092
15,875	e*	Evergreen Energy, Inc	14,923
2,806	e*	ExlService Holdings, Inc	24,637
9,788		Fair Isaac Corp	225,613
7,379	e*	FalconStor Software, Inc	39,551
1,988	*	First Advantage Corp (Class A)	27,931
3,002	*	Forrester Research, Inc	88,019
11,973	*	Gartner, Inc	271,548
4,581	*	Gerber Scientific, Inc	41,870
4,892		Gevity HR, Inc	35,614
7,497	*	Global Cash Access, Inc	37,935
3,650	e*	Global Sources Ltd	36,756
1,803	e*	Guidance Software, Inc	8,456
3,020	e*	H&E Equipment Services, Inc	29,173
7,950	*	Hackett Group, Inc	43,248
8,841	e	Healthcare Services Group	161,702
4,727	e	Heartland Payment Systems, Inc	120,822
3,489	e	Heidrick & Struggles International, Inc	105,193
5,183	*	HMS Holdings Corp	124,185
4,050	e*	HSW International, Inc	10,530
5,257	*	Hudson Highland Group, Inc	36,536
11,460	*	Hypercom Corp	45,611
3,432	e*	i2 Technologies, Inc	46,298
1,549	*	ICT Group, Inc	12,469
4,741	*	iGate Corp	41,104
7,478		infoGROUP, Inc	49,430
17,795	*	Informatica Corp	231,157
6,661		Infospace, Inc	72,272
6,112	e*	Innerworkings, Inc	67,782
3,498	*	Integral Systems, Inc	72,653
7,468		Interactive Data Corp	188,343
2,686	e*	Interactive Intelligence, Inc	24,228
9,746	e*	Internap Network Services Corp	33,916
4,276	e*	Internet Brands, Inc (Class A)	29,804
7,477	*	Internet Capital Group, Inc	60,638
9,403	*	Interwoven, Inc	132,770

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,390	*	inVentiv Health, Inc	$112,847
15,037		Jack Henry & Associates, Inc	305,702
4,974	*	JDA Software Group, Inc	75,654
5,079		Kelly Services, Inc (Class A)	96,755
4,598	*	Kenexa Corp	72,602
2,672	e*	Keynote Systems, Inc	35,404
5,896	*	Kforce, Inc	60,198
5,472	e*	Knot, Inc	45,691
9,474	*	Korn/Ferry International	168,827
25,838	*	Lawson Software, Inc	180,866
7,728	e*	Limelight Networks, Inc	19,320
2,826	e*	Liquidity Services, Inc	30,662
8,123	e*	Magma Design Automation, Inc	32,654
4,771	*	Manhattan Associates, Inc	106,584
4,123	*	Mantech International Corp (Class A)	244,453
5,085	e	Marchex, Inc (Class B)	52,325
18,254	*	Mentor Graphics Corp	207,183
1,885	*	MicroStrategy, Inc (Class A)	112,214
5,572	e*	Midway Games, Inc	13,206
10,247	*	ModusLink Global Solutions, Inc	98,474
2,918	*	Monotype Imaging Holdings, Inc	32,477
24,809	e*	Move, Inc	52,595
18,992	*	MPS Group, Inc	191,439
8,696	e*	MSC.Software Corp	93,047
1,261	*	NCI, Inc (Class A)	35,913
7,598	*	Ness Technologies, Inc	87,149
8,106	e*	NetFlix, Inc	250,313
5,692	*	Netscout Systems, Inc	60,563
1,300	e*	NetSuite, Inc	23,426
8,698		NIC, Inc	60,016
12,546	e*	Omniture, Inc	230,345
7,401	*	On Assignment, Inc	58,320
6,354	*	Online Resources Corp	49,371
18,565	*	OpenTV Corp (Class A)	26,177
2,556	e*	Opnet Technologies, Inc	31,132
23,157	*	Parametric Technology Corp	426,089
4,032		PC-Tel, Inc	37,578
2,793		Pegasystems, Inc	36,058
4,304	*	PeopleSupport, Inc	50,314
6,193	*	Perficient, Inc	41,121
17,388	*	Perot Systems Corp (Class A)	301,682
8,735	*	Phase Forward, Inc	182,649
5,332	*	Phoenix Technologies Ltd	42,603
2,940	e*	Portfolio Recovery Associates, Inc	142,972
12,527	*	Premiere Global Services, Inc	176,130
8,348	*	Progress Software Corp	216,964
2,484	*	PROS Holdings, Inc	23,325
1,692	e*	Protection One, Inc	14,906
3,019	e	QAD, Inc	20,891
3,390	e	Quality Systems, Inc	143,261
14,633	*	Quest Software, Inc	185,693
5,350	*	Radiant Systems, Inc	46,491
4,264	*	Radisys Corp	36,670
8,708	e*	Raser Technologies, Inc	74,018

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
17,460	*	RealNetworks, Inc	$88,697
2,138	e	Renaissance Learning, Inc	27,773
13,412	*	Rent-A-Center, Inc	298,819
5,380	*	RightNow Technologies, Inc	67,627
4,154	e*	Riskmetrics Group Inc	81,294
8,045		Rollins, Inc	152,694
9,201	e*	RSC Holdings, Inc	104,523
10,339	*	S1 Corp	63,275
18,355	*	Sapient Corp	136,378
10,246	e*	Secure Computing Corp	56,148
2,569	*	SI International, Inc	77,198
5,897	e*	Smith Micro Software, Inc	41,869
11,970	*	SonicWALL, Inc	62,723
41,311	e*	Sonus Networks, Inc	118,976
13,545	e	Sotheby's (Class A)	271,713
3,881	e*	Sourcefire, Inc	28,292
10,630	*	Spherion Corp	51,768
3,454	*	SPSS, Inc	101,409
8,631	*	SRA International, Inc (Class A)	195,320
3,988	e*	Stratasys, Inc	69,670
4,422	e*	SuccessFactors, Inc	48,200
8,953	*	SupportSoft, Inc	26,859
15,938	*	Sybase, Inc	488,022
6,384	*	SYKES Enterprises, Inc	140,193
4,252	e*	Synchronoss Technologies, Inc	40,011
3,363	e*	SYNNEX Corp	75,129
2,496	e	Syntel, Inc	61,152
15,454		Take-Two Interactive Software, Inc	253,446
3,167	e	TAL International Group, Inc	65,937
5,220	*	Taleo Corp (Class A)	103,826
2,700	e*	TechTarget, Inc	18,900
7,886	*	TeleTech Holdings, Inc	98,102
1,847	e	Textainer Group Holdings Ltd	28,056
3,922	e	TheStreet.com, Inc	23,493
13,467	*	THQ, Inc	162,143
37,497	*	TIBCO Software, Inc	274,478
4,735	*	TNS, Inc	91,717
6,219	*	TradeStation Group, Inc	58,148
8,908	*	TrueBlue, Inc	143,953
5,149	e*	Ultimate Software Group, Inc	139,023
2,706	e*	Unica Corp	21,215
15,930		United Online, Inc	149,901
17,534	*	Valueclick, Inc	179,373
5,205	e*	Vasco Data Security International	53,924
4,179		Viad Corp	120,313
4,871	*	Vignette Corp	52,314
1,697	e*	Virtusa Corp	11,047
3,111	*	Vocus, Inc	105,649
2,363	*	Volt Information Sciences, Inc	21,220
9,145	*	Websense, Inc	204,391
5,344	e*	Website Pros, Inc	28,858
14,696	*	Wind River Systems, Inc	146,960
		TOTAL BUSINESS SERVICES	21,507,166

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
CHEMICALS AND ALLIED PRODUCTS - 7.25%
8,562	e*	Acadia Pharmaceuticals, Inc	$22,946
7,441	e*	Acorda Therapeutics, Inc	177,468
1,590	e*	Acura Pharmaceuticals, Inc	11,178
8,905	*	Adolor Corp	30,722
4,879	*	Albany Molecular Research, Inc	88,261
15,450	*	Alexion Pharmaceuticals, Inc	607,185
5,447	e*	Alexza Pharmaceuticals, Inc	26,908
19,211	*	Alkermes, Inc	255,506
11,488	e*	Allos Therapeutics, Inc	85,126
7,151	e*	Alnylam Pharmaceuticals, Inc	207,021
8,383	e*	Alpharma, Inc (Class A)	309,249
3,410	e*	AMAG Pharmaceuticals, Inc	132,069
11,951	*	American Oriental Bioengineering, Inc	77,562
3,647	e	American Vanguard Corp	54,997
1,254	e*	Amicus Therapeutics, Inc	18,960
5,071		Arch Chemicals, Inc	179,006
2,087	*	Ardea Biosciences, Inc	28,863
14,281	e*	Arena Pharmaceuticals, Inc	71,405
7,262	e*	Arqule, Inc	23,384
9,560	e*	Array Biopharma, Inc	73,421
8,269	e*	Auxilium Pharmaceuticals, Inc	267,916
5,347	e*	Aventine Renewable Energy Holdings, Inc	16,897
3,505		Balchem Corp	93,478
2,080	e*	Biodel, Inc	6,968
4,254	e*	BioForm Medical, Inc	16,676
2,574	e*	BioMimetic Therapeutics, Inc	28,468
4,238	e*	Cadence Pharmaceuticals, Inc	37,633
8,390	e*	Calgon Carbon Corp	170,820
5,126	*	Cambrex Corp	31,525
2,205	e*	Caraco Pharmaceutical Laboratories Ltd	27,585
16,646	e*	Cell Genesys, Inc	9,821
2,884	*	Celldex Therapeutics, Inc	33,541
3,456	e*	Chattem, Inc	270,190
3,305	*	China Precision Steel, Inc	11,006
9,056	e*	Columbia Laboratories, Inc	23,727
3,236	e*	Cougar Biotechnology, Inc	108,050
11,334	e*	Cubist Pharmaceuticals, Inc	251,955
7,274	*	Cypress Bioscience, Inc	53,464
6,459	*	Cytokinetics, Inc	30,616
3,846	e*	Cytori Therapeutics, Inc	20,307
18,013	e*	Dendreon Corp	102,854
19,897	e*	Discovery Laboratories, Inc	37,207
16,448	*	Durect Corp	92,109
4,727	*	Elizabeth Arden, Inc	92,791
2,613	e*	Emergent Biosolutions, Inc	34,204
8,660	e*	Enzon Pharmaceuticals, Inc	63,911
8,857		Ferro Corp	178,026
15,062	e*	Geron Corp	59,495
3,871	e*	GTx, Inc	73,626
9,741		H.B. Fuller Co	203,295
12,673	e*	Halozyme Therapeutics, Inc	93,020
22,745		Hercules, Inc	450,124
27,712	*	Human Genome Sciences, Inc	175,971

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,346	*	ICO, Inc	$29,991
4,641	*	Idenix Pharmaceuticals, Inc	33,554
3,976	e*	Idera Pharmaceuticals, Inc	55,942
14,081	*	Immucor, Inc	450,029
10,200	e*	Immunogen, Inc	50,082
15,039	e*	Indevus Pharmaceuticals, Inc	50,381
2,600		Innophos Holdings, Inc	63,388
4,984		Innospec, Inc	60,107
8,150	e*	Inspire Pharmaceuticals, Inc	29,096
3,122	e	Inter Parfums, Inc	42,334
6,112	e*	InterMune, Inc	104,576
11,209	e*	Javelin Pharmaceuticals, Inc	29,143
2,090	e*	Jazz Pharmaceuticals, Inc	10,325
3,289	e	Kaiser Aluminum Corp	141,263
4,229		Koppers Holdings, Inc	158,207
6,609	e*	KV Pharmaceutical Co (Class A)	150,090
4,479	*	Landec Corp	36,683
18,085	e*	Ligand Pharmaceuticals, Inc (Class B)	53,351
4,175	e	Mannatech, Inc	16,700
9,324	e*	MannKind Corp	35,991
1,505	e*	MAP Pharmaceuticals, Inc	15,231
3,785	e*	Marshall Edwards, Inc	8,138
6,610	e	Martek Biosciences Corp	207,686
25,749	*	Medarex, Inc	166,596
10,457	*	Medicines Co	242,812
11,345	e	Medicis Pharmaceutical Corp (Class A)	169,154
5,311	e*	Medivation, Inc	140,529
8,107		Meridian Bioscience, Inc	235,427
6,912	e*	MiddleBrook Pharmaceuticals, Inc	10,368
3,795		Minerals Technologies, Inc	225,271
3,420	e*	Molecular Insight Pharmaceuticals, Inc	26,266
5,048	e*	Momenta Pharmaceuticals, Inc	66,179
10,196	e*	Nabi Biopharmaceuticals	47,513
2,505	*	Nanosphere, Inc	21,368
8,013	e*	Neurocrine Biosciences, Inc	37,581
2,823	e	NewMarket Corp	148,377
1,246	e	NL Industries, Inc	12,796
10,132	e*	Novavax, Inc	29,383
5,102	e*	Noven Pharmaceuticals, Inc	59,591
9,113	*	NPS Pharmaceuticals, Inc	65,067
3,432	*	Obagi Medical Products, Inc	34,251
15,031		Olin Corp	291,601
6,178	e*	OM Group, Inc	139,005
2,762	e*	Omrix Biopharmaceuticals, Inc	49,550
11,174	e*	Onyx Pharmaceuticals, Inc	404,275
9,331	*	Opko Health, Inc	16,329
4,684	e*	Optimer Pharmaceuticals, Inc	37,238
10,346	e*	OraSure Technologies, Inc	50,902
3,864	e*	Orexigen Therapeutics, Inc	41,693
11,497	*	OSI Pharmaceuticals, Inc	566,687
3,194	e*	Osiris Therapeutics, Inc	61,612
12,326	e*	Pacific Ethanol, Inc	17,133
7,625	e*	Pain Therapeutics, Inc	74,496
6,684	e*	Par Pharmaceutical Cos, Inc	82,146

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
11,379	*	Parexel International Corp	$326,122
23,992		PDL BioPharma, Inc	223,366
4,598	e*	PetMed Express, Inc	72,189
3,439	*	Pharmasset, Inc	68,608
6,272	*	PharMerica Corp	141,057
18,042	*	PolyOne Corp	116,371
5,046	e*	Pozen, Inc	53,033
6,523	*	Prestige Brands Holdings, Inc	57,924
5,149	e*	Progenics Pharmaceuticals, Inc	68,533
2,109	*	Protalix BioTherapeutics, Inc	4,703
12,238	e*	Questcor Pharmaceuticals, Inc	89,949
5,456	*	Quidel Corp	89,533
5,620	e*	Rexahn Pharmaceuticals, Inc	7,250
8,384	*	Rockwood Holdings, Inc	215,133
9,250	e*	Salix Pharmaceuticals Ltd	59,293
6,350		Sciele Pharma, Inc	195,517
9,662		Sensient Technologies Corp	271,792
18,744	*	Solutia, Inc	262,416
1,227		Stepan Co	66,957
1,763	e*	Sucampo Pharmaceuticals, Inc (Class A)	15,038
3,193	e*	SurModics, Inc	100,548
3,225	e*	Synta Pharmaceuticals Corp	24,575
3,510	*	Targacept, Inc	20,393
3,235	*	Tercica, Inc	28,921
10,566	e*	Theravance, Inc	131,652
3,927	e*	Ulta Salon Cosmetics & Fragrance, Inc	52,151
8,763	*	Unifi, Inc	42,413
4,523	e*	United Therapeutics Corp	475,684
1,522	e*	USANA Health Sciences, Inc	62,387
21,499	e*	USEC, Inc	116,310
14,355	e*	Valeant Pharmaceuticals International	293,847
21,538	e*	Verasun Energy Corp	67,414
14,229	*	Viropharma, Inc	186,685
3,705	e	Westlake Chemical Corp	77,916
14,494	*	WR Grace & Co	219,149
5,073	*	Xenoport, Inc	245,990
28,352	e*	XOMA Ltd	59,539
6,906	e*	Zymogenetics, Inc	45,994
		TOTAL CHEMICALS AND ALLIED PRODUCTS	15,708,349

COAL MINING - 0.15%
25,581	e*	International Coal Group, Inc	159,626
5,181	e*	James River Coal Co	113,930
4,958	e*	National Coal Corp	25,930
1,838	e*	Westmoreland Coal Co	29,040
		TOTAL COAL MINING	328,526

COMMUNICATIONS - 2.09%
9,089	e	Alaska Communications Systems Group, Inc	111,158
6,000	e*	Anixter International, Inc	357,060
10,104	e*	Aruba Networks, Inc	51,834
1,832		Atlantic Tele-Network, Inc	51,296
3,540	e*	Audiovox Corp (Class A)	33,170
9,291	e*	Brightpoint, Inc	66,895

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,631	e*	Cbeyond Communications, Inc	$66,640
13,043	*	Centennial Communications Corp (Class A)	81,388
79,001	e*	Charter Communications, Inc (Class A)	57,671
48,860	*	Cincinnati Bell, Inc	150,977
36,370	e,v*	Citadel Broadcasting Corp	29,823
4,478	e	Consolidated Communications Holdings, Inc	67,528
5,647	e*	Cox Radio, Inc (Class A)	59,632
3,482	e*	Crown Media Holdings, Inc (Class A)	17,515
5,014	e*	Cumulus Media, Inc (Class A)	21,360
3,339	*	DG FastChannel, Inc	73,191
5,821		Entercom Communications Corp (Class A)	29,221
11,478	*	Entravision Communications Corp (Class A)	30,876
17,225	e	Fairpoint Communications, Inc	149,341
26,977	e*	FiberTower Corp	37,228
1,292		Fisher Communications, Inc	50,905
29,333	*	Foundry Networks, Inc	534,154
9,532	e*	General Communication, Inc (Class A)	88,266
3,638	e*	GeoEye, Inc	80,509
5,527	e*	Global Crossing Ltd	83,789
2,292	*	Global Traffic Network, Inc	21,247
8,100	e*	Globalstar, Inc	13,770
10,737	e	Gray Television, Inc	18,468
1,390	*	Hughes Communications, Inc	51,013
927	e*	Hungarian Telephone & Cable	18,447
5,796		Ibasis, Inc	20,228
20,015	e*	ICO Global Communications Holdings Ltd (Class A)	21,816
12,998	e,v*	IDT Corp (Class B)	9,619
6,875	e	Iowa Telecommunications Services, Inc	128,425
3,317	*	iPCS, Inc	73,870
8,944	*	j2 Global Communications, Inc	208,842
5,484	e*	Knology, Inc	44,256
4,800	e*	Lin TV Corp (Class A)	24,768
9,117	*	Mastec, Inc	121,165
8,833	e*	Mediacom Communications Corp (Class A)	52,291
3,221	*	Neutral Tandem, Inc	59,717
9,395	e*	Nextwave Wireless, Inc	5,637
6,777	e*	Novatel Wireless, Inc	41,069
6,207		NTELOS Holdings Corp	166,906
6,100	e*	Orbcomm, Inc	30,073
23,920	e*	PAETEC Holding Corp	51,428
473	e	Preformed Line Products Co	27,595
7,284	*	RCN Corp	89,302
7,273	e*	SAVVIS, Inc	97,749
4,551		Shenandoah Telecom Co	100,441
10,142	e	Sinclair Broadcast Group, Inc (Class A)	51,116
3,966	e*	Switch & Data Facilities Co, Inc	49,377
10,452	*	Syniverse Holdings, Inc	173,608
6,504	*	TeleCommunication Systems, Inc (Class A)	44,943
10,077	e*	Terremark Worldwide, Inc	69,229
11,259	e*	TerreStar Corp	11,259
19,704	e*	TiVo, Inc	144,233
5,118		USA Mobility, Inc	56,298
8,330	*	Virgin Mobile USA, Inc (Class A)	24,490
13,802	e,v*	Vonage Holdings Corp	13,802
		TOTAL COMMUNICATIONS	4,517,924

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 8.25%
3,076		1st Source Corp	$72,286
4,726	e	Abington Bancorp, Inc	47,827
4,044	e	Amcore Financial, Inc	37,407
3,217	e	Ameris Bancorp	47,772
1,243	e	Ames National Corp	32,256
3,495	e	Anchor Bancorp Wisconsin, Inc	25,688
1,771	e	Arrow Financial Corp	52,085
1,609		Bancfirst Corp	77,763
5,273		Banco Latinoamericano de Exportaciones S.A. (Class E)	76,037
4,669	e	BancTrust Financial Group, Inc	61,257
10,156		Bank Mutual Corp	115,271
2,394	e	Bank of the Ozarks, Inc	64,638
4,040	e	BankFinancial Corp	59,307
2,927	e	Banner Corp	35,153
6,560	*	Beneficial Mutual Bancorp, Inc	82,984
2,250	e	Berkshire Hills Bancorp, Inc	72,000
10,481		Boston Private Financial Holdings, Inc	91,604
11,873		Brookline Bancorp, Inc	151,856
652	e	Brooklyn Federal Bancorp, Inc	9,643
1,334	e	Bryn Mawr Bank Corp	29,321
1,489	e	Camden National Corp	52,041
2,188	e	Capital City Bank Group, Inc	68,594
3,177	e	Capitol Bancorp Ltd	61,920
4,667		Cardinal Financial Corp	37,709
4,038	e	Cascade Bancorp	35,898
1,481	e	Cass Information Systems, Inc	53,094
9,938	e	Cathay General Bancorp	236,524
1,780	e	Centerstate Banks of Florida, Inc	31,809
5,472	e	Central Pacific Financial Corp	91,984
4,789	e	Chemical Financial Corp	149,129
1,730	e	Citizens & Northern Corp	37,282
19,280	e	Citizens Republic Bancorp, Inc	59,382
3,304	e	City Bank	51,542
3,331		City Holding Co	140,735
2,707	e	Clifton Savings Bancorp, Inc	32,457
4,031	e	CoBiz, Inc	48,412
40,586	e	Colonial Bancgroup, Inc	319,006
3,505		Columbia Banking System, Inc	62,144
6,074	e	Community Bank System, Inc	152,761
3,096		Community Trust Bancorp, Inc	106,502
7,510	e	Corus Bankshares, Inc	30,416
12,789	e	CVB Financial Corp	177,767
4,966		Dime Community Bancshares	75,583
4,686	*	Dollar Financial Corp	72,118
7,814	e	Downey Financial Corp	21,879
12,928	e	East West Bancorp, Inc	177,114
1,251	e*	Encore Bancshares, Inc	22,518
2,142	e	Enterprise Financial Services Corp	48,324
3,282	e	ESSA Bancorp, Inc	45,620
9,781	e*	Euronet Worldwide, Inc	163,636
1,203		Farmers Capital Bank Corp	32,505

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,117	e	Financial Institutions, Inc	$42,361
2,773	e	First Bancorp	47,418
14,854	e	First Bancorp	164,285
1,681	e	First Bancorp, Inc	32,948
5,329	e	First Busey Corp (Class A)	97,681
14,715	e	First Commonwealth Financial Corp	198,211
1,782	e	First Community Bancshares, Inc	66,861
7,259	e	First Financial Bancorp	105,981
4,211	e	First Financial Bankshares, Inc	218,467
2,305	e	First Financial Corp	108,289
2,457		First Financial Holdings, Inc	64,324
4,421		First Financial Northwest, Inc	45,625
3,799		First Merchants Corp	86,617
9,763		First Midwest Bancorp, Inc	236,655
22,056	e	First Niagara Financial Group, Inc	347,382
3,145		First Place Financial Corp	40,413
1,625	e	First South Bancorp, Inc	28,064
3,336	e*	FirstFed Financial Corp	26,154
16,253		FirstMerit Corp	341,313
10,453	e	Flagstar Bancorp, Inc	31,150
4,139		Flushing Financial Corp	72,433
17,606	e	FNB Corp	281,344
1,190	*	Fox Chase Bancorp, Inc	13,923
9,086	e	Frontier Financial Corp	122,025
10,851	e	Glacier Bancorp, Inc	268,779
2,514	e	Greene County Bancshares, Inc	59,104
10,214	*	Guaranty Bancorp	62,305
5,180	e	Hancock Holding Co	264,180
7,259	e	Hanmi Financial Corp	36,658
6,063	e	Harleysville National Corp	102,950
2,536	e	Heartland Financial USA, Inc	63,552
2,258	e	Heritage Commerce Corp	34,367
2,561	e	Home Bancshares, Inc	66,253
1,276		Home Federal Bancorp, Inc	16,269
2,720		IBERIABANK Corp	143,752
3,144		Independent Bank Corp	97,998
4,825	e	Integra Bank Corp	38,504
10,219		International Bancshares Corp	275,913
9,530	*	Investors Bancorp, Inc	143,427
3,801	e	Kearny Financial Corp	46,524
4,424	e	Lakeland Bancorp, Inc	51,717
2,615		Lakeland Financial Corp	57,425
3,798	e	MainSource Financial Group, Inc	74,441
7,150	e	MB Financial, Inc	236,451
2,029	e*	Meridian Interstate Bancorp, Inc	20,716
5,647	e	Midwest Banc Holdings, Inc	22,588
4,388	e	Nara Bancorp, Inc	49,146
636	e	NASB Financial, Inc	20,664
15,995	e	National Penn Bancshares, Inc	233,527
6,567	e	NBT Bancorp, Inc	196,485
9,078	*	Net 1 UEPS Technologies, Inc	202,712
21,838		NewAlliance Bancshares, Inc	328,225
3,600	*	Northfield Bancorp, Inc	43,596
3,294	e	Northwest Bancorp, Inc	90,717

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,708		OceanFirst Financial Corp	$30,949
13,336	e	Old National Bancorp	266,987
2,664	e	Old Second Bancorp, Inc	49,337
4,706		Oriental Financial Group, Inc	84,049
2,510	e*	Oritani Financial Corp	42,294
9,338	e	Pacific Capital Bancorp	190,028
2,066	e	Pacific Continental Corp	30,246
4,594	e	PacWest Bancorp	131,342
2,186	e	Park National Corp	170,508
1,607	e	Peapack Gladstone Financial Corp	53,834
1,006	e*	Pennsylvania Commerce Bancorp, Inc	29,989
1,971		Peoples Bancorp, Inc	42,909
4,368	e*	Pinnacle Financial Partners, Inc	134,534
3,752	e	Premierwest Bancorp	30,279
4,326	e	PrivateBancorp, Inc	180,221
7,883	e	Prosperity Bancshares, Inc	267,943
6,693	e	Provident Bankshares Corp	64,989
11,540		Provident Financial Services, Inc	190,525
8,231	e	Provident New York Bancorp	108,814
4,314	e	Renasant Corp	93,657
2,016	e	Republic Bancorp, Inc (Class A)	61,125
1,839	e	Rockville Financial, Inc	28,964
1,805	e	Roma Financial Corp	26,624
4,706	e	S&T Bancorp, Inc	173,322
2,590	e	S.Y. Bancorp, Inc	79,306
3,549	e	Sandy Spring Bancorp, Inc	78,433
1,281		Santander BanCorp	13,835
2,161		SCBT Financial Corp	81,254
3,144	e	Seacoast Banking Corp of Florida	33,735
1,628		Shore Bancshares, Inc	41,840
1,533	e	Sierra Bancorp	31,978
5,986	*	Signature Bank	208,792
2,702		Simmons First National Corp (Class A)	96,191
1,898	e	Smithtown Bancorp, Inc	42,705
14,967	e	South Financial Group, Inc	109,708
2,331		Southside Bancshares, Inc	58,741
3,115		Southwest Bancorp, Inc	55,042
2,776	e	State Bancorp, Inc	41,362
4,373	e	StellarOne Corp	90,390
3,471		Sterling Bancorp	50,191
14,153		Sterling Bancshares, Inc	147,899
10,433	e	Sterling Financial Corp	151,278
1,836	e	Suffolk Bancorp	72,357
2,663	e*	Sun Bancorp, Inc	36,084
17,219	e	Susquehanna Bancshares, Inc	336,115
5,964	*	SVB Financial Group	345,435
5,645	e*	Texas Capital Bancshares, Inc	117,190
1,161	e	Tompkins Trustco, Inc	58,630
4,014	e	TowneBank	88,308
3,069		Trico Bancshares	66,076
14,640	e	Trustco Bank Corp NY	171,434
10,200	e	Trustmark Corp	211,548
21,401	e	UCBH Holdings, Inc	137,180
6,242		UMB Financial Corp	327,830

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
11,626	e	Umpqua Holdings Corp	$171,018
2,861	e	Union Bankshares Corp	68,664
7,652	e	United Bankshares, Inc	267,820
8,271	e	United Community Banks, Inc	109,675
5,459	e	United Community Financial Corp	27,295
3,437		United Financial Bancorp, Inc	51,039
1,674	e	United Security Bancshares	27,387
2,608	e	Univest Corp of Pennsylvania	96,496
2,060		ViewPoint Financial Group	36,050
21,011	e,v	W Holding Co, Inc	9,875
2,082		Washington Trust Bancorp, Inc	55,381
1,389	e*	Waterstone Financial, Inc	13,570
5,135	e	WesBanco, Inc	136,694
3,376	e	West Bancorporation, Inc	43,989
3,196		West Coast Bancorp	46,853
5,834	e	Westamerica Bancorporation	335,630
3,466	e*	Western Alliance Bancorp	53,584
6,134		Westfield Financial, Inc	63,180
3,616	e	Wilshire Bancorp, Inc	44,007
4,527	e	Wintrust Financial Corp	132,867
1,221		WSFS Financial Corp	73,260
2,210	e	Yadkin Valley Financial Corp	37,482
		TOTAL DEPOSITORY INSTITUTIONS	17,873,581

EATING AND DRINKING PLACES - 1.28%
5,694	*	AFC Enterprises	41,338
3,401	e*	BJ's Restaurants, Inc	40,608
6,409	e	Bob Evans Farms, Inc	174,902
3,444	e*	Buffalo Wild Wings, Inc	138,587
4,709	e*	California Pizza Kitchen, Inc	60,605
4,289		CBRL Group, Inc	112,801
4,534	*	CEC Entertainment, Inc	150,529
13,530	*	Cheesecake Factory	197,809
10,140		CKE Restaurants, Inc	107,484
20,503	*	Denny's Corp	52,898
3,604	e	DineEquity, Inc	60,763
8,001	*	Domino's Pizza, Inc	97,132
859	*	Einstein Noah Restaurant Group, Inc	8,659
11,812	*	Jack in the Box, Inc	249,233
12,380	e*	Krispy Kreme Doughnuts, Inc	40,854
2,295	e	Landry's Restaurants, Inc	35,687
4,179	*	Luby's, Inc	33,599
4,080	e	O'Charleys, Inc	35,700
4,228	*	Papa John's International, Inc	114,832
4,885	e*	PF Chang's China Bistro, Inc	114,993
3,482	e*	Red Robin Gourmet Burgers, Inc	93,318
1,794	e*	Rick's Cabaret International, Inc	17,617
10,403	e*	Ruby Tuesday, Inc	60,233
3,394	e*	Ruth's Chris Steak House, Inc	13,338
12,162	e*	Sonic Corp	177,200
5,126	e*	Steak N Shake Co	44,494
10,141	e*	Texas Roadhouse, Inc (Class A)	91,168
78,796	e	Wendy's/Arby's Group, Inc (Class A)	414,467
		TOTAL EATING AND DRINKING PLACES	2,780,848

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
EDUCATIONAL SERVICES - 0.24%
2,133	*	American Public Education, Inc	$102,981
17,124	e*	Corinthian Colleges, Inc	256,860
1,150	*	K12, Inc	30,475
1,728	*	Learning Tree International, Inc	21,514
857	*	Lincoln Educational Services Corp	11,338
2,590	e*	Princeton Review, Inc	20,720
4,123	e*	Universal Technical Institute, Inc	70,338
		TOTAL EDUCATIONAL SERVICES	514,226

ELECTRIC, GAS, AND SANITARY SERVICES - 4.16%
5,305		Allete, Inc	236,073
3,149		American Ecology Corp	87,133
3,337		American States Water Co	128,475
10,661		Avista Corp	231,450
17,217	e*	Beacon Power Corp	24,965
7,724		Black Hills Corp	239,985
3,938		California Water Service Group	151,613
4,597	*	Casella Waste Systems, Inc (Class A)	53,969
2,003		Central Vermont Public Service Corp	46,950
3,190	e	CH Energy Group, Inc	138,988
1,314	e	Chesapeake Utilities Corp	43,638
4,217	e*	Clean Energy Fuels Corp	59,671
3,969	*	Clean Harbors, Inc	268,106
12,106		Cleco Corp	305,677
1,623	e	Connecticut Water Service, Inc	46,986
2,641	e	Consolidated Water Co, Inc	44,950
8,082	e	Crosstex Energy, Inc	201,808
8,997	*	El Paso Electric Co	188,937
7,091		Empire District Electric Co	151,393
7,083	e	EnergySolutions, Inc	70,830
1,503		EnergySouth, Inc	92,329
1,867	e*	EnerNOC, Inc	19,305
9,055	e	Idacorp, Inc	263,410
9,937		ITC Holdings Corp	514,438
4,223		Laclede Group, Inc	204,773
4,532		MGE Energy, Inc	161,113
2,567		Middlesex Water Co	44,845
8,431		New Jersey Resources Corp	302,589
8,994	e	Nicor, Inc	398,884
5,310		Northwest Natural Gas Co	276,120
7,919		NorthWestern Corp	199,004
3,725	e	Ormat Technologies, Inc	135,329
7,074	e	Otter Tail Corp	217,384
3,398	e*	Pico Holdings, Inc	122,022
14,759		Piedmont Natural Gas Co, Inc	471,698
3,641	*	Pike Electric Corp	53,632
15,500	e*	Plug Power, Inc	15,345
17,318	e	PNM Resources, Inc	177,336
12,470		Portland General Electric Co	295,040
2,341	e	Resource America, Inc (Class A)	22,240
2,744		SJW Corp	82,238
6,014		South Jersey Industries, Inc	214,700

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,702		Southwest Gas Corp	$263,322
4,730	e	Southwest Water Co	60,307
68	b,m,v*	Touch America Holdings, Inc	-
5,071		UIL Holdings Corp	174,087
6,950		Unisource Energy Corp	202,870
13,350	*	Waste Connections, Inc	457,905
4,594	*	Waste Services, Inc	34,041
21,034	d	Westar Energy, Inc	484,623
9,940		WGL Holdings, Inc	322,553
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	9,005,079

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.94%
5,245	e*	Acme Packet, Inc	30,054
4,888	*	Actel Corp	61,002
8,157	e	Acuity Brands, Inc	340,636
23,389	*	Adaptec, Inc	76,716
11,293	e	Adtran, Inc	220,101
8,846	e*	Advanced Analogic Technologies, Inc	41,134
8,039	e*	Advanced Battery Technologies, Inc	25,966
6,364	*	Advanced Energy Industries, Inc	87,060
4,678	e*	Airvana, Inc	27,553
8,479	e*	American Superconductor Corp	199,850
22,088	*	Amkor Technology, Inc	140,701
12,108	e*	Anadigics, Inc	34,023
12,525	*	Applied Micro Circuits Corp	74,900
2,435		Applied Signal Technology, Inc	42,320
24,682	*	Arris Group, Inc	190,792
1,449	e*	Ascent Solar Technologies, Inc	8,810
11,928	e*	Atheros Communications, Inc	281,262
6,208	*	ATMI, Inc	111,620
2,596	*	Avanex Corp	12,149
2,566	*	AZZ, Inc	106,155
9,273	e	Baldor Electric Co	267,155
2,307		Bel Fuse, Inc (Class B)	65,680
13,746	*	Benchmark Electronics, Inc	193,544
6,359	e*	BigBand Networks, Inc	23,465
19,461	e*	Bookham, Inc	21,991
28,192	e*	Capstone Turbine Corp	36,368
5,294	*	Ceradyne, Inc	194,078
3,895	e*	Ceva, Inc	32,329
8,234	*	Checkpoint Systems, Inc	154,964
5,844	e*	China BAK Battery, Inc	21,038
16	m,v*	China Energy Savings Technology, Inc	1
5,204	e*	China Security & Surveillance Technology, Inc	72,232
4,876	*	Comtech Telecommunications Corp	240,094
1,843	*	CPI International, Inc	26,687
6,398		CTS Corp	81,766
3,154		Cubic Corp	77,557
5,601	e*	Diodes, Inc	103,338
5,763	*	DSP Group, Inc	44,087
3,819	e*	DTS, Inc	106,283
5,191	*	Electro Scientific Industries, Inc	73,816
14,200	e*	Emcore Corp	70,148
2,979	*	EMS Technologies, Inc	66,461

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,057	e*	Energy Conversion Devices, Inc	$527,570
5,666	*	EnerSys	111,677
1,776	*	Entropic Communications, Inc	2,504
26,837	e*	Evergreen Solar, Inc	148,140
7,603	e*	Exar Corp	58,239
81,586	e*	Finisar Corp	82,402
4,634	e	Franklin Electric Co, Inc	206,445
14,787	e*	FuelCell Energy, Inc	89,166
3,904	e*	Globecomm Systems, Inc	34,121
23,999	*	GrafTech International Ltd	362,625
4,338	*	Greatbatch, Inc	106,455
82	m	GreenHunter Energy, Inc	-
831	e*	GreenHunter Energy, Inc	11,842
6,190	*	GT Solar International, Inc	67,162
19,289	*	Harmonic, Inc	162,992
5,094	e*	Harris Stratex Networks, Inc (Class A)	39,784
6,195	*	Helen of Troy Ltd	141,060
19,288	*	Hexcel Corp	264,053
4,048	*	Hittite Microwave Corp	136,013
4,554	*	Hutchinson Technology, Inc	52,735
5,974	e	Imation Corp	134,953
18,752	e*	Infinera Corp	179,269
9,136	e*	InterDigital, Inc	219,721
3,717	*	IPG Photonics Corp	72,519
3,463	e*	iRobot Corp	51,322
4,946		IXYS Corp	44,959
20,453	e,v*	Kemet Corp	28,634
21,107	*	Lattice Semiconductor Corp	43,480
4,452	*	Littelfuse, Inc	132,358
2,511	*	Loral Space & Communications, Inc	37,087
4,032		LSI Industries, Inc	33,345
10,766	*	Mattson Technology, Inc	50,923
3,523	e*	Maxwell Technologies, Inc	46,997
6,668	e*	Medis Technologies Ltd	12,002
5,083	*	Mercury Computer Systems, Inc	45,239
7,348		Methode Electronics, Inc	65,691
9,874		Micrel, Inc	89,557
15,807	e*	Microsemi Corp	402,762
10,515	*	Microtune, Inc	28,180
14,802	e*	Microvision, Inc	28,716
10,465	*	MIPS Technologies, Inc	36,732
5,403	*	Monolithic Power Systems, Inc	93,850
8,568	*	Moog, Inc (Class A)	367,396
34,625	e*	MRV Communications, Inc	40,511
1,701	e*	Multi-Fineline Electronix, Inc	25,158
949		National Presto Industries, Inc	70,701
3,306	e*	Netlogic Microsystems, Inc	99,973
897	*	NVE Corp	25,394
10,220	*	Omnivision Technologies, Inc	116,610
3,930	*	Oplink Communications, Inc	47,435
3,540	*	OpNext, Inc	16,249
1,600	e*	Orion Energy Systems, Inc	8,976
3,044	*	OSI Systems, Inc	71,564
3,935		Park Electrochemical Corp	95,384

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,455	e*	Parkervision, Inc	$44,550
4,628	*	Pericom Semiconductor Corp	48,594
10,730	*	Photronics, Inc	20,172
9,842		Plantronics, Inc	221,642
8,204	*	Plexus Corp	169,823
6,743	e*	PLX Technology, Inc	34,524
43,977	*	PMC - Sierra, Inc	326,309
17,602	*	Polycom, Inc	407,134
3,087	*	Polypore International, Inc	66,401
1,404	*	Powell Industries, Inc	57,297
6,279	*	Power Integrations, Inc	151,324
17,121	e*	Power-One, Inc	24,825
25,412	e*	Powerwave Technologies, Inc	100,632
18,031	e*	Quantum Fuel Systems Technologies Worldwide, Inc	23,260
3,384	e	Raven Industries, Inc	133,160
6,462		Regal-Beloit Corp	274,764
53,312	e*	RF Micro Devices, Inc	155,671
3,470	*	Rogers Corp	128,321
2,559	e*	Rubicon Technology, Inc	18,476
106,978	*	Sanmina-SCI Corp	149,769
5,984	*	Seachange International, Inc	57,805
12,416	*	Semtech Corp	173,327
8,387	e*	ShoreTel, Inc	48,141
14,134	e*	Silicon Image, Inc	75,476
16,092	*	Silicon Storage Technology, Inc	52,460
32,775	*	Skyworks Solutions, Inc	273,999
8,911	*	Smart Modular Technologies WWH, Inc	26,733
28,233	e*	Spansion, Inc (Class A)	43,761
7,269	e*	Spectrum Brands, Inc	10,104
4,346	*	Standard Microsystems Corp	108,563
5,752	e*	Starent Networks Corp	74,431
2,830	*	Stoneridge, Inc	31,838
2,167	e*	Supertex, Inc	61,023
36,991	e*	Sycamore Networks, Inc	119,481
8,773	*	Symmetricom, Inc	43,602
6,831	e*	Synaptics, Inc	206,433
5,090	*	Synthesis Energy Systems, Inc	24,687
7,916		Technitrol, Inc	117,078
2,935	*	Techwell, Inc	27,677
13,158	*	Tekelec	184,080
9,799	*	Tessera Technologies, Inc	160,116
2,357	e*	Transmeta Corp	38,207
14,288	*	Trident Microsystems, Inc	34,291
29,212	*	Triquint Semiconductor, Inc	139,925
8,259	*	TTM Technologies, Inc	81,929
4,623	*	Ultra Clean Holdings	23,300
2,423	e*	Ultralife Corp	18,778
347	e*	United Capital Corp	9,192
5,597	e*	Universal Display Corp	61,343
2,676	e*	Universal Electronics, Inc	66,847
12,005	e*	US Geothermal, Inc	21,369
21,392	e*	Utstarcom, Inc	72,091
9,795	e*	Valence Technology, Inc	33,793
4,899	*	Viasat, Inc	115,518

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,109	e	Vicor Corp	$36,488
4,902	*	Volterra Semiconductor Corp	62,403
5,752	e*	Zoltek Cos, Inc	98,417
10,029	*	Zoran Corp	81,837
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	15,027,709

ENGINEERING AND MANAGEMENT SERVICES - 2.87%
5,177	*	Accelrys, Inc	28,422
3,370	*	Advisory Board Co	101,639
2,028	*	Affymax, Inc	40,256
13,422	e*	Ariad Pharmaceuticals, Inc	33,152
2,576		CDI Corp	57,522
16,118	*	Celera Corp	249,023
3,612	e*	China Architectural Engineering, Inc	25,609
1,314	e*	China Direct, Inc	5,545
3,481	e*	comScore, Inc	61,370
2,148	*	Cornell Cos, Inc	58,383
2,130	e*	CRA International, Inc	58,532
12,834	*	CV Therapeutics, Inc	138,607
10,738	e*	Dyax Corp	47,247
8,982	*	eResearch Technology, Inc	106,976
20,331	e*	Exelixis, Inc	123,612
3,064	*	Exponent, Inc	101,388
7,045	*	Furmanite Corp	72,845
5,087	*	Greenfield Online, Inc	88,514
4,530	*	Hill International, Inc	62,740
3,865	e*	Huron Consulting Group, Inc	220,228
1,282	e*	ICF International, Inc	25,320
14,239	*	Incyte Corp	108,928
18,146	*	Isis Pharmaceuticals, Inc	306,486
2,770	*	Kendle International, Inc	123,847
1,934		Landauer, Inc	140,698
4,939	*	LECG Corp	39,858
15,549	e*	Lexicon Pharmaceuticals, Inc	27,677
8,309	e*	Luminex Corp	207,808
3,608		MAXIMUS, Inc	132,919
6,282	e*	Maxygen, Inc	26,573
1,541	*	Michael Baker Corp	53,627
8,977	e*	Myriad Genetics, Inc	582,428
331	e	National Research Corp	10,148
9,849	*	Navigant Consulting, Inc	195,897
6,431	*	Omnicell, Inc	84,568
3,960	*	PharmaNet Development Group, Inc	28,591
2,909	*	PRG-Schultz International, Inc	26,065
12,468	e*	Regeneron Pharmaceuticals, Inc	272,176
32,068	e*	Rentech, Inc	42,650
6,009	e*	Repligen Corp	28,302
9,202	*	Resources Connection, Inc	207,321
7,459	*	Rigel Pharmaceuticals, Inc	174,168
10,388	*	RTI Biologics, Inc	97,128
7,079	e*	Sangamo Biosciences, Inc	54,508
10,904	e*	Savient Pharmaceuticals, Inc	162,579
11,713	e*	Seattle Genetics, Inc	125,329
11,451	e*	Sequenom, Inc	304,826

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,709	e*	Stanley, Inc	$63,079
6,935	e*	Symyx Technologies, Inc	68,726
2,151	e*	Tejon Ranch Co	79,910
11,836	*	Tetra Tech, Inc	284,774
777		VSE Corp	26,208
8,574		Watson Wyatt & Co Holdings (Class A)	426,385
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,221,117

FABRICATED METAL PRODUCTS - 1.04%
4,029	e*	Akeena Solar, Inc	15,270
1,855		Ameron International Corp	132,911
1,439	*	Bway Holding Co	16,879
5,689	*	Chart Industries, Inc	162,478
3,457		CIRCOR International, Inc	150,138
3,922	*	Commercial Vehicle Group, Inc	27,885
2,437	e	Dynamic Materials Corp	56,563
8,037	e*	Griffon Corp	72,494
2,585		Gulf Island Fabrication, Inc	89,105
3,492	e	Insteel Industries, Inc	47,456
3,076	*	Ladish Co, Inc	62,289
7,116	e*	Mobile Mini, Inc	137,552
23,149	e	Mueller Water Products, Inc (Class A)	207,878
4,047	*	NCI Building Systems, Inc	128,492
1,592	*	Park-Ohio Holdings Corp	28,481
7,177		Quanex Building Products Corp	109,378
5,068		Silgan Holdings, Inc	258,924
7,537	e	Simpson Manufacturing Co, Inc	204,177
7,270	e*	Smith & Wesson Holding Corp	27,190
2,257		Sun Hydraulics Corp	58,772
11,912	e*	Taser International, Inc	85,171
2,533	*	Trimas Corp	16,617
5,867	e	Watts Water Technologies, Inc (Class A)	160,462
		TOTAL FABRICATED METAL PRODUCTS	2,256,562

FISHING, HUNTING, AND TRAPPING - 0.00%**
1,952	e*	HQ Sustainable Maritime Industries, Inc	9,877
		TOTAL FISHING, HUNTING, AND TRAPPING	9,877

FOOD AND KINDRED PRODUCTS - 1.42%
3,838	e*	AgFeed Industries, Inc	30,320
1,523	e*	American Dairy, Inc	15,428
3,879	e	B&G Foods, Inc (Class A)	27,735
1,734	*	Boston Beer Co, Inc (Class A)	82,348
12,835	e*	Central Garden and Pet Co (Class A)	76,368
1,078	e	Coca-Cola Bottling Co Consolidated	47,065
16,393	*	Darling International, Inc	182,126
3,462		Diamond Foods, Inc	97,040
1,472	e	Farmer Bros Co	36,609
15,540		Flowers Foods, Inc	456,254
2,721		Imperial Sugar Co	36,842
2,739		J&J Snack Foods Corp	92,880
4,057		Lancaster Colony Corp	152,787
5,633	e	Lance, Inc	127,813
929	e*	Lifeway Foods, Inc	10,869

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,461	e*	M&F Worldwide Corp	$98,440
2,253	*	National Beverage Corp	19,984
3,550	*	Omega Protein Corp	41,748
2,700	e*	Peet's Coffee & Tea, Inc	75,384
2,178	e	Penford Corp	38,529
11,284	*	Ralcorp Holdings, Inc	760,654
3,873	e	Reddy Ice Holdings, Inc	14,136
4,152	e	Sanderson Farms, Inc	152,545
12,116	e*	Smart Balance, Inc	79,481
4,671	e	Tootsie Roll Industries, Inc	135,039
6,349	*	TreeHouse Foods, Inc	188,565
		TOTAL FOOD AND KINDRED PRODUCTS	3,076,989

FOOD STORES - 0.38%
223	e	Arden Group, Inc (Class A)	32,473
6,825	e*	Great Atlantic & Pacific Tea Co, Inc	73,847
2,420		Ingles Markets, Inc (Class A)	55,249
4,528	*	Pantry, Inc	95,948
8,461		Ruddick Corp	274,559
1,497	e*	Susser Holdings Corp	22,545
728		Village Super Market (Class A)	34,704
2,216		Weis Markets, Inc	79,798
11,221	*	Winn-Dixie Stores, Inc	155,972
		TOTAL FOOD STORES	825,095

FURNITURE AND FIXTURES - 0.59%
4,766	e	Ethan Allen Interiors, Inc	133,543
8,538	e	Furniture Brands International, Inc	89,820
11,285		Herman Miller, Inc	276,144
9,006	e	HNI Corp	228,212
2,113	e	Hooker Furniture Corp	37,506
10,292		Interface, Inc (Class A)	117,020
6,179		Kimball International, Inc (Class B)	66,733
10,622	e	La-Z-Boy, Inc	98,997
9,238	e	Sealy Corp	59,677
15,042	e	Tempur-Pedic International, Inc	176,894
		TOTAL FURNITURE AND FIXTURES	1,284,546

FURNITURE AND HOME FURNISHINGS STORES - 0.17%
32,644	e,v	Circuit City Stores, Inc	24,483
3,769	e	Haverty Furniture Cos, Inc	43,117
2,408	e*	hhgregg, Inc	23,478
10,087		Knoll, Inc	152,515
17,221	e*	Pier 1 Imports, Inc	71,123
1,721	e*	Rex Stores Corp	19,878
7,325	*	Tuesday Morning Corp	30,252
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	364,846

GENERAL BUILDING CONTRACTORS - 0.63%
496	e*	Amrep Corp	21,035
1,182	e*	Avatar Holdings, Inc	39,006
7,950	e*	Beazer Homes USA, Inc	47,541
2,042	e	Brookfield Homes Corp	29,323
1,250	*	Cavco Industries, Inc	45,188

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,959	e*	Hovnanian Enterprises, Inc (Class A)	$71,582
2,707	e	M/I Homes, Inc	61,665
4,786		McGrath RentCorp	137,933
5,935	*	Meritage Homes Corp	146,595
1,880	e*	Palm Harbor Homes, Inc	18,631
10,085	*	Perini Corp	260,092
8,597	e	Ryland Group, Inc	227,992
23,747	e*	Standard-Pacific Corp	116,598
3,839	*	Team, Inc	138,665
		TOTAL GENERAL BUILDING CONTRACTORS	1,361,846

GENERAL MERCHANDISE STORES - 0.34%
8,900	e*	99 Cents Only Stores	97,633
10,191		Casey's General Stores, Inc	307,462
2,149	e*	Conn's, Inc	40,208
11,031	e	Dillard's, Inc (Class A)	130,166
8,230	e	Fred's, Inc (Class A)	117,031
4,885	*	Retail Ventures, Inc	19,051
4,938	e	Stein Mart, Inc	19,308
		TOTAL GENERAL MERCHANDISE STORES	730,859

HEALTH SERVICES - 1.83%
5,578	*	Alliance Imaging, Inc	57,286
1,235	e*	Almost Family, Inc	48,844
5,326	e*	Amedisys, Inc	259,216
6,423	*	Amsurg Corp	163,594
8,947	*	Apria Healthcare Group, Inc	163,193
10,775	*	Assisted Living Concepts, Inc (A Shares)	68,637
2,484	*	Bio-Reference Labs, Inc	71,788
1,443	e*	China Sky One Medical, Inc	17,532
1,551	*	Corvel Corp	44,374
6,304	*	Cross Country Healthcare, Inc	102,692
5,387	*	CryoLife, Inc	70,677
4,819	e*	eHealth, Inc	77,104
3,811	e*	Emeritus Corp	94,894
1,616		Ensign Group, Inc	27,617
6,221	*	Enzo Biochem, Inc	68,307
6,167	e*	Five Star Quality Care, Inc	23,126
2,697	e*	Genomic Health, Inc	61,087
1,610	*	Genoptix, Inc	52,599
5,417	*	Gentiva Health Services, Inc	145,934
17,685	*	Healthsouth Corp	325,935
7,137	*	Healthways, Inc	115,120
12,636	e*	Immunomedics, Inc	22,492
1,100	*	IPC The Hospitalist Co, Inc	28,270
5,710	e*	Kindred Healthcare, Inc	157,425
3,128	*	LHC Group, Inc	89,086
1,691	*	Life Sciences Research, Inc	59,185
8,102	*	Magellan Health Services, Inc	332,668
3,076	*	Medcath Corp	55,122
1,643	e	National Healthcare Corp	77,418
17,870	e*	Nektar Therapeutics	64,153
4,859	e*	Nighthawk Radiology Holdings, Inc	35,082
6,958	*	Odyssey HealthCare, Inc	70,624

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
11,140	e*	Psychiatric Solutions, Inc	$422,763
3,493	*	RehabCare Group, Inc	63,223
3,898	*	Skilled Healthcare Group, Inc (Class A)	61,939
5,935	e*	Stereotaxis, Inc	35,907
8,861	*	Sun Healthcare Group, Inc	129,902
9,296	*	Sunrise Senior Living, Inc	128,192
2,796	*	US Physical Therapy, Inc	48,539
1,354	e*	Virtual Radiologic Corp	11,049
		TOTAL HEALTH SERVICES	3,952,595

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.26%
4,219	e*	Comverge, Inc	19,407
6,664	e	Granite Construction, Inc	238,705
7,692	e	Great Lakes Dredge & Dock Corp	48,537
2,136	*	LB Foster Co (Class A)	64,977
5,410	*	Matrix Service Co	103,331
4,166	e*	Orion Marine Group, Inc	43,701
2,234	*	Sterling Construction Co, Inc	36,191
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	554,849

HOLDING AND OTHER INVESTMENT OFFICES - 8.73%
6,487		Acadia Realty Trust	163,991
1,720		Agree Realty Corp	49,192
438		Alexander's, Inc	175,200
8,027		American Campus Communities, Inc	271,955
1,930	e	American Capital Agency Corp	33,428
3,624	e*	Ampal American Israel (Class A)	11,198
11,399	e	Anthracite Capital, Inc	61,099
15,969		Anworth Mortgage Asset Corp	94,536
28,596	e	Apollo Investment Corp	487,562
2,739	e	Arbor Realty Trust, Inc	27,390
23,175	e	Ashford Hospitality Trust, Inc	93,859
3,006		Associated Estates Realty Corp	39,168
14,416		BioMed Realty Trust, Inc	381,303
9,311		Capital Lease Funding, Inc	73,836
634		Capital Southwest Corp	90,060
3,291	e	Capital Trust, Inc (Class A)	51,011
10,370		Capstead Mortgage Corp	113,552
2,567	e	Care Investment Trust, Inc	29,469
8,159		Cedar Shopping Centers, Inc	107,862
1,815	e	Cherokee, Inc	39,894
2,037		Cogdell Spencer, Inc	32,673
9,174	e	Colonial Properties Trust	171,462
7,812		Corporate Office Properties Trust	315,214
9,408		Cousins Properties, Inc	237,364
3,457		Danvers Bancorp, Inc	44,077
34,526		DCT Industrial Trust, Inc	258,600
19,594		DiamondRock Hospitality Co	178,305
5,004		EastGroup Properties, Inc	242,894
5,513		Education Realty Trust, Inc	61,084
6,155		Entertainment Properties Trust	336,802
4,125	e	Equity Lifestyle Properties, Inc	218,749
6,826	e	Equity One, Inc	139,865
16,004		Extra Space Storage, Inc	245,821

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
12,171		FelCor Lodging Trust, Inc	$87,144
8,974	e	First Industrial Realty Trust, Inc	257,374
4,735		First Potomac Realty Trust	81,395
11,883	e	Franklin Street Properties Corp	154,479
28,615	e*	Friedman Billings Ramsey Group, Inc (Class A)	57,230
3,286	e	Getty Realty Corp	72,851
3,807	e	Gladstone Capital Corp	58,019
7,305	e	Glimcher Realty Trust	76,264
8,058		Gramercy Capital Corp	20,870
4,514	e*	Harris & Harris Group, Inc	28,799
2,222		Hatteras Financial Corp	51,550
11,795		Healthcare Realty Trust, Inc	343,824
7,978		Hersha Hospitality Trust	59,356
12,741		Highwoods Properties, Inc	453,070
9,316	*	Hilltop Holdings, Inc	96,141
6,437		Home Properties, Inc	373,024
11,524	e	Inland Real Estate Corp	180,812
11,734		Investors Real Estate Trust	131,303
72,022	e	iShares Russell 2000 Index Fund	4,925,585
4,456	e	JER Investors Trust, Inc	21,478
3,707		Kite Realty Group Trust	40,777
8,108	e	LaSalle Hotel Properties	189,079
9,947		Lexington Corporate Properties Trust	171,287
4,923		LTC Properties, Inc	144,342
7,401	e	Maguire Properties, Inc	44,110
13,914	e	Medical Properties Trust, Inc	157,924
7,970	*	Meruelo Maddux Properties, Inc	9,723
39,731		MFA Mortgage Investments, Inc	258,252
5,275		Mid-America Apartment Communities, Inc	259,214
3,634	e	Mission West Properties, Inc	35,395
3,821	e	Monmouth Real Estate Investment Corp (Class A)	29,766
4,700		MVC Capital, Inc	71,675
4,551		National Health Investors, Inc	155,553
15,001		National Retail Properties, Inc	359,274
10,224	e	Newcastle Investment Corp	64,922
10,898	e	NorthStar Realty Finance Corp	84,460
16,432		Omega Healthcare Investors, Inc	323,053
1,546		One Liberty Properties, Inc	27,318
2,955		Parkway Properties, Inc	111,876
6,811	e	Pennsylvania Real Estate Investment Trust	128,387
8,868	e	Post Properties, Inc	248,038
7,921		Potlatch Corp	367,455
5,087	e	Prospect Capital Corp	65,164
3,014		PS Business Parks, Inc	173,606
11,999	e	RAIT Investment Trust	65,875
3,301		Ramco-Gershenson Properties	74,008
20,370	e	Realty Income Corp	521,472
6,769		Redwood Trust, Inc	147,090
3,915		Resource Capital Corp	23,725
1,943		Saul Centers, Inc	98,199
23,019		Senior Housing Properties Trust	548,543
4,468		Sovran Self Storage, Inc	199,675
14,395	e	Strategic Hotels & Resorts, Inc	108,682
3,086	e	Sun Communities, Inc	61,134

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
10,714		Sunstone Hotel Investors, Inc	$144,639
6,342	e	Tanger Factory Outlet Centers, Inc	277,716
2,345		Universal Health Realty Income Trust	91,221
4,273		Urstadt Biddle Properties, Inc (Class A)	80,119
9,582		U-Store-It Trust	117,571
9,933		Washington Real Estate Investment Trust	363,846
11,993		Winthrop Realty Trust	46,773
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	18,899,981

HOTELS AND OTHER LODGING PLACES - 0.38%
4,917	e	Ameristar Casinos, Inc	69,772
3,732	e*	Bluegreen Corp	25,788
8,210	e*	Gaylord Entertainment Co	241,128
6,950	e*	Great Wolf Resorts, Inc	25,437
2,849	e*	Isle of Capri Casinos, Inc	25,698
3,328	*	Lodgian, Inc	25,958
3,923	e	Marcus Corp	63,082
2,064	e*	Monarch Casino & Resort, Inc	23,509
5,215	e*	Morgans Hotel Group Co	56,895
3,101	*	Outdoor Channel Holdings, Inc	27,289
1,802	*	Riviera Holdings Corp	13,245
6,283	e*	Vail Resorts, Inc	219,591
		TOTAL HOTELS AND OTHER LODGING PLACES	817,392

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.28%
5,264	*	3PAR, Inc	33,953
2,910	e	Aaon, Inc	52,933
11,230	e	Actuant Corp (Class A)	283,445
1,200		Alamo Group, Inc	20,460
6,092		Albany International Corp (Class A)	166,494
5,425	e*	Allis-Chalmers Energy, Inc	68,626
5,106	*	Altra Holdings, Inc	75,365
1,602		Ampco-Pittsburgh Corp	41,492
3,686	e*	Astec Industries, Inc	113,639
9,170	e*	Asyst Technologies, Inc	22,008
4,841	e*	AuthenTec, Inc	10,408
19,813	*	Axcelis Technologies, Inc	33,682
3,387		Black Box Corp	116,953
7,374	*	Blount International, Inc	82,073
1,672	e*	Bolt Technology Corp	24,194
9,590	e	Briggs & Stratton Corp	155,166
12,516	*	Brooks Automation, Inc	104,634
1,986	e	Cascade Corp	87,007
12,432	*	Cirrus Logic, Inc	67,754
4,176	e*	Colfax Corp	69,781
3,673	*	Columbus McKinnon Corp	86,573
7,825	*	Cray, Inc	40,534
8,993		Curtiss-Wright Corp	408,732
6,250	*	Cymer, Inc	158,313
6,212	*	Dril-Quip, Inc	269,539
10,702	*	Electronics for Imaging, Inc	149,079
13,073	e*	Elixir Gaming Technologies, Inc	4,314
17,053	*	Emulex Corp	181,956
6,952	e*	Ener1, Inc	54,295

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,930	*	Energy Recovery, Inc	$28,099
5,238	*	ENGlobal Corp	69,508
4,067	*	EnPro Industries, Inc	151,130
22,098	*	Entegris, Inc	106,954
22,800	e*	Extreme Networks, Inc	76,836
3,104	e*	Flanders Corp	19,555
4,388	e*	Flotek Industries, Inc	48,268
7,272	*	Flow International Corp	36,942
3,422	e*	Fuel Tech, Inc	61,904
2,172	e*	Gehl Co	63,922
2,910	e	Gorman-Rupp Co	109,765
1,081		Graham Corp	58,482
1,206	e*	Harbin Electric, Inc	14,291
1,239	e*	Hurco Cos, Inc	36,637
7,227	e*	Immersion Corp	42,061
12,390	*	Intermec, Inc	243,340
4,202	*	Intevac, Inc	44,709
4,764	e*	Isilon Systems, Inc	21,009
2,699	*	Kadant, Inc	61,456
5,564	e	Kaydon Corp	250,714
1,090	*	Key Technology, Inc	25,833
10,344	*	Kulicke & Soffa Industries, Inc	46,651
2,405	e	Lindsay Manufacturing Co	174,964
2,967		Lufkin Industries, Inc	235,431
2,916	e	Met-Pro Corp	42,544
16,379	*	Micros Systems, Inc	436,664
3,450	e*	Middleby Corp	187,370
6,858		Modine Manufacturing Co	99,304
1,150		Nacco Industries, Inc (Class A)	108,698
4,078	*	NATCO Group, Inc (Class A)	163,854
2,337	*	Natural Gas Services Group, Inc	40,827
7,626	*	Netezza Corp	80,912
6,842	*	Netgear, Inc	102,630
3,070		NN, Inc	39,450
6,769		Nordson Corp	332,426
605	e	Omega Flex, Inc	13,643
22,054	e	Palm, Inc	131,662
2,506	e*	PMFG, Inc	36,312
39,787	e,v*	Quantum Corp	42,970
5,734	*	Rackable Systems, Inc	56,250
4,453	*	RBC Bearings, Inc	150,022
2,372	*	Rimage Corp	33,113
11,366	e*	Riverbed Technology, Inc	142,302
5,635		Robbins & Myers, Inc	174,290
20,402	e*	Safeguard Scientifics, Inc	25,502
2,146		Sauer-Danfoss, Inc	52,985
5,388	e*	Scansource, Inc	155,120
4,089	*	Semitool, Inc	33,448
5,410	e*	Sigma Designs, Inc	76,930
2,690		Standex International Corp	74,648
6,000	e*	STEC, Inc	46,200
5,289	e*	Super Micro Computer, Inc	47,654
2,574	*	T-3 Energy Services, Inc	95,547
3,157	*	Tecumseh Products Co (Class A)	79,051

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,208	e	Tennant Co	$109,906
2,595	*	Thermadyne Holdings Corp	43,259
5,367	*	TurboChef Technologies, Inc	33,007
1,618		Twin Disc, Inc	22,264
4,524	*	Ultratech, Inc	54,740
13,798	e*	VeriFone Holdings, Inc	228,219
4,760	e	Watsco, Inc	239,333
11,799	e	Woodward Governor Co	416,151
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,261,070

INSTRUMENTS AND RELATED PRODUCTS - 5.67%
4,191	e*	Abaxis, Inc	82,563
6,359	e*	Abiomed, Inc	112,872
6,976	e*	Accuray, Inc	56,296
14,686	e*	Affymetrix, Inc	113,670
12,728	e*	Align Technology, Inc	137,844
4,835	e*	Alphatec Holdings, Inc	22,241
14,630	e*	American Medical Systems Holdings, Inc	259,829
1,947	e	American Science & Engineering, Inc	116,294
2,721		Analogic Corp	135,397
2,935	*	Anaren, Inc	29,790
4,672	*	Angiodynamics, Inc	73,818
2,748	*	Argon ST, Inc	64,551
5,577	e*	Arthrocare Corp	154,594
290	e	Atrion Corp	29,879
1,820	*	Axsys Technologies, Inc	107,271
2,970		Badger Meter, Inc	139,442
3,799	*	Bio-Rad Laboratories, Inc (Class A)	376,557
10,031	*	Bruker BioSciences Corp	133,713
9,259	*	Caliper Life Sciences, Inc	25,925
2,115	*	Cantel Medical Corp	20,346
3,771	*	Cardiac Science Corp	39,068
867	e*	CardioNet, Inc	21,640
11,476	e*	Cepheid, Inc	158,713
4,819	*	Coherent, Inc	171,315
4,456		Cohu, Inc	70,494
5,835	e*	Conmed Corp	186,720
4,921	e*	Cyberonics, Inc	83,657
1,852	*	Cynosure, Inc (Class A)	33,225
2,736		Datascope Corp	141,260
9,266	e*	Depomed, Inc	33,821
5,074	e*	DexCom, Inc	31,408
3,675	*	Dionex Corp	233,546
694	*	DXP Enterprises, Inc	36,997
3,040	*	Eagle Test Systems, Inc	46,542
5,241	*	ESCO Technologies, Inc	252,459
5,909	*	Esterline Technologies Corp	233,937
14,592	e*	ev3, Inc	146,504
1,366	*	Exactech, Inc	30,380
3,227	*	FARO Technologies, Inc	65,734
7,387	*	FEI Co	175,884
2,850	e*	FGX International Holdings Ltd	31,550
10,035	e*	Formfactor, Inc	174,810
9,117	*	Fossil, Inc	257,373

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,172	*	Haemonetics Corp	$319,216
4,440	*	Hanger Orthopedic Group, Inc	77,478
2,615	*	Herley Industries, Inc	44,717
2,312	*	ICU Medical, Inc	70,308
2,644	e*	ICx Technologies, Inc	20,385
4,179	e*	I-Flow Corp	38,906
4,921	*	II-VI, Inc	190,246
3,549	e*	Insulet Corp	49,402
3,636	e*	Integra LifeSciences Holdings Corp	160,093
6,581	e	Invacare Corp	158,865
17,008	e*	ION Geophysical Corp	241,344
3,556	*	IRIS International, Inc	63,652
8,027	*	Ixia	59,159
1,448	e*	Kensey Nash Corp	45,554
13,333	*	Kopin Corp	41,599
549	e*	K-Tron International, Inc	70,728
13,196	e*	L-1 Identity Solutions, Inc	201,635
2,360	e*	LaBarge, Inc	35,542
15,651	e*	LTX-Credence Corp	27,233
3,215	*	Lydall, Inc	30,960
9,261	*	Masimo Corp	344,509
2,794	*	Measurement Specialties, Inc	48,727
2,583	*	Medical Action Industries, Inc	33,915
6,862	e	Mentor Corp	163,727
5,668	*	Merit Medical Systems, Inc	106,388
3,002	e*	Micrus Endovascular Corp	41,878
6,257	e	Mine Safety Appliances Co	238,517
10,038	*	MKS Instruments, Inc	199,857
3,061		Movado Group, Inc	68,413
3,615		MTS Systems Corp	152,191
5,336	e*	Natus Medical, Inc	120,914
2,784	*	Neogen Corp	78,453
6,970	*	Newport Corp	75,137
7,150	e*	NuVasive, Inc	352,710
3,604	e*	NxStage Medical, Inc	15,209
3,308	*	Orthofix International NV	61,628
12,765	*	Orthovita, Inc	33,189
789	e*	OYO Geospace Corp	30,992
3,947	e*	Palomar Medical Technologies, Inc	53,127
3,442	*	Photon Dynamics Inc	52,835
5,964	*	Rofin-Sinar Technologies, Inc	182,558
5,906	*	Rudolph Technologies, Inc	49,492
13,795	e*	Sirf Technology Holdings, Inc	20,555
3,267	e*	Sirona Dental Systems, Inc	76,056
2,491	e*	Somanetics Corp	54,478
5,540	e*	Sonic Solutions, Inc	24,376
3,595	*	SonoSite, Inc	112,883
6,918	e*	Spectranetics Corp	32,030
12,763	e*	Star Scientific, Inc	45,436
11,768		STERIS Corp	442,241
7,375	*	Symmetry Medical, Inc	136,880
2,413	*	Synovis Life Technologies, Inc	45,413
7,127	*	Teledyne Technologies, Inc	407,379
10,950	*	Thoratec Corp	287,437

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,361	e*	Trans1, Inc	$23,350
5,931	*	Varian, Inc	254,440
6,169	e*	Veeco Instruments, Inc	91,363
3,277	e*	Vision-Sciences, Inc	13,075
3,621	e*	Vital Images, Inc	54,315
1,577		Vital Signs, Inc	116,540
13,180	e*	Vivus, Inc	104,649
2,519	*	Vnus Medical Technologies, Inc	52,723
9,676	*	Volcano Corp	167,298
7,475	*	Wright Medical Group, Inc	227,539
4,325	e*	Zoll Medical Corp	141,514
2,993	*	Zygo Corp	37,652
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	12,270,939

INSURANCE AGENTS, BROKERS AND SERVICE - 0.29%
4,654	e*	Crawford & Co (Class B)	70,741
7,312		Hilb Rogal & Hobbs Co	341,763
1,145	e	Life Partners Holdings, Inc	41,185
7,643	e	National Financial Partners Corp	114,645
4,361	*	United America Indemnity Ltd (Class A)	62,057
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	630,391

INSURANCE CARRIERS - 3.97%
57,622	e	Ambac Financial Group, Inc	134,259
2,427	*	AmCOMP, Inc	28,153
10,752		American Equity Investment Life Holding Co	80,640
1,631		American Physicians Capital, Inc	69,040
2,050	*	American Safety Insurance Holdings Ltd	30,976
10,761	*	AMERIGROUP Corp	271,608
3,639	*	Amerisafe, Inc	66,230
4,258	e	Amtrust Financial Services, Inc	57,866
6,261	*	Argo Group International Holdings Ltd	230,718
17,166		Aspen Insurance Holdings Ltd	472,065
11,241	e	Assured Guaranty Ltd	182,779
1,592		Baldwin & Lyons, Inc (Class B)	38,160
6,473	e	Castlepoint Holdings Ltd	72,045
6,661	*	Catalyst Health Solutions, Inc	173,985
8,800	*	Centene Corp	180,488
7,497	e*	Citizens, Inc (Class A)	61,625
3,587	*	CNA Surety Corp	59,903
1,676	e*	Darwin Professional Underwriters, Inc	52,140
8,029		Delphi Financial Group, Inc (Class A)	225,133
2,344		Donegal Group, Inc (Class A)	42,497
1,091	e	EMC Insurance Group, Inc	32,163
10,081		Employers Holdings, Inc	175,208
1,129	*	Enstar Group Ltd	109,919
2,554		FBL Financial Group, Inc (Class A)	71,231
2,176	*	First Acceptance Corp	7,398
2,811	*	First Mercury Financial Corp	40,057
5,820	e	Flagstone Reinsurance Holdings Ltd	59,771
1,819	*	Fpic Insurance Group, Inc	93,478
5,990	*	Greenlight Capital Re Ltd (Class A)	137,710
1,125	*	Hallmark Financial Services	10,226
2,638		Harleysville Group, Inc	99,716

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
10,015	*	Healthspring, Inc	$211,917
7,864		Horace Mann Educators Corp	101,210
1,148	e	Independence Holding Co	13,259
3,268		Infinity Property & Casualty Corp	134,642
10,102		IPC Holdings Ltd	305,181
845		Kansas City Life Insurance Co	38,870
2,991	e	LandAmerica Financial Group, Inc	72,532
9,505	e	Maiden Holdings Ltd	41,347
11,350		Max Re Capital Ltd	263,661
11,148		Meadowbrook Insurance Group, Inc	78,705
2,808	*	Molina Healthcare, Inc	87,048
18,777	e	Montpelier Re Holdings Ltd	310,008
1,192	e	National Interstate Corp	28,644
438		National Western Life Insurance Co (Class A)	106,027
2,668	*	Navigators Group, Inc	154,744
1,035	e	NYMAGIC, Inc	26,134
4,783	e	Odyssey Re Holdings Corp	209,495
22,986	e	Phoenix Cos, Inc	212,391
9,775		Platinum Underwriters Holdings Ltd	346,817
6,156	*	PMA Capital Corp (Class A)	54,296
18,796	e	PMI Group, Inc	55,448
4,196		Presidential Life Corp	66,255
8,258	e*	Primus Guaranty Ltd	21,636
6,440	*	ProAssurance Corp	360,640
13,548		Quanta Capital Holdings Ltd	37,393
18,883		Radian Group, Inc	95,170
4,133	*	RadNet, Inc	16,573
3,747	e	RLI Corp	232,651
3,146		Safety Insurance Group, Inc	119,328
4,144	*	SeaBright Insurance Holdings, Inc	53,872
10,722		Selective Insurance Group, Inc	245,748
2,740		State Auto Financial Corp	79,652
3,303		Stewart Information Services Corp	98,264
3,910		Tower Group, Inc	92,120
2,590	e*	Triple-S Management Corp (Class B)	42,191
4,400		United Fire & Casualty Co	125,796
8,677	e*	Universal American Financial Corp	105,773
12,956		Validus Holdings Ltd	301,227
7,473		Zenith National Insurance Corp	273,811
		TOTAL INSURANCE CARRIERS	8,587,663

JUSTICE, PUBLIC ORDER AND SAFETY - 0.11%
2,711	*	China Fire & Security Group, Inc	28,493
10,324	*	Geo Group, Inc	208,648
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	237,141

LEATHER AND LEATHER PRODUCTS - 0.42%
18,130	e*	CROCS, Inc	64,905
3,973	e*	Genesco, Inc	133,016
11,843	e*	Iconix Brand Group, Inc	154,906
3,616	*	Steven Madden Ltd	89,605
9,248	*	Timberland Co (Class A)	160,638
1,559	e	Weyco Group, Inc	52,180

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
10,007		Wolverine World Wide, Inc	$264,785
		TOTAL LEATHER AND LEATHER PRODUCTS	920,035

LEGAL SERVICES - 0.03%
1,615	e*	Pre-Paid Legal Services, Inc	66,635
		TOTAL LEGAL SERVICES	66,635

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
1,807	e*	Emergency Medical Services Corp (Class A)	53,993
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	53,993

LUMBER AND WOOD PRODUCTS - 0.28%
2,088	e	American Woodmark Corp	46,876
15,022	e*	Champion Enterprises, Inc	83,372
2,235		Deltic Timber Corp	142,235
20,984	e	Louisiana-Pacific Corp	195,151
1,213	e	Skyline Corp	32,060
3,212	e	Universal Forest Products, Inc	112,131
		TOTAL LUMBER AND WOOD PRODUCTS	611,825

METAL MINING - 0.41%
10,366	*	Allied Nevada Gold Corp	59,294
12,845	*	Apex Silver Mines Ltd	22,093
110,907	e*	Coeur d'Alene Mines Corp	169,688
26,388	e*	Hecla Mining Co	123,496
10,352	*	Rosetta Resources, Inc	190,063
5,939		Royal Gold, Inc	213,566
5,835	e*	ShengdaTech, Inc	40,845
7,724	e*	Stillwater Mining Co	44,876
9,275	e*	Uranium Resources, Inc	15,675
		TOTAL METAL MINING	879,596

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.34%
5,121		Blyth, Inc	58,072
13,467		Callaway Golf Co	189,481
6,821	e	Daktronics, Inc	113,638
5,810	e*	Jakks Pacific, Inc	144,727
2,305	e	Marine Products Corp	19,132
5,734	*	Nautilus, Inc	26,204
3,519	*	RC2 Corp	70,380
2,954	*	Russ Berrie & Co, Inc	22,657
10,499	*	Shuffle Master, Inc	53,440
1,533	*	Steinway Musical Instruments, Inc	43,414
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	741,145

MISCELLANEOUS RETAIL - 1.08%
5,972	*	1-800-FLOWERS.COM, Inc (Class A)	35,952
1,124	e*	Bidz.com, Inc	9,734
4,776	e	Big 5 Sporting Goods Corp	49,288
2,843	e*	Blue Nile, Inc	121,879
11,704	e	Borders Group, Inc	76,778
4,101	*	Build-A-Bear Workshop, Inc	29,855
7,592	e*	Cabela's, Inc	91,711
5,850		Cash America International, Inc	210,834
10,172	*	CKX, Inc	62,660

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
11,016	e*	Coldwater Creek, Inc	$63,783
16,137	e*	Drugstore.Com	37,922
7,968	*	Ezcorp, Inc (Class A)	149,798
1,887	e*	Fuqi International, Inc	15,379
4,538	*	GSI Commerce, Inc	70,248
5,505	e*	Hibbett Sports, Inc	110,210
6,253		Longs Drug Stores Corp	472,977
6,404	e	Nutri/System, Inc	113,479
3,270	e*	Overstock.com, Inc	64,779
1,883	*	PC Connection, Inc	12,597
2,144	*	PC Mall, Inc	14,644
2,792		Pricesmart, Inc	46,738
3,805	*	Shutterfly, Inc	36,566
2,841	*	Stamps.com, Inc	33,155
2,487	e	Systemax, Inc	34,967
5,776		World Fuel Services Corp	133,021
6,869	e*	Zale Corp	171,725
3,804	e*	Zumiez, Inc	62,690
		TOTAL MISCELLANEOUS RETAIL	2,333,369

MOTION PICTURES - 0.48%
6,285	e*	Avid Technology, Inc	151,217
36,618	e*	Blockbuster, Inc (Class A)	75,067
5,770	e	Cinemark Holdings, Inc	78,472
3,891	e*	Gaiam, Inc (Class A)	41,244
16,579	e*	Macrovision Solutions Corp	254,985
8,559	e	National CineMedia, Inc	94,577
2,690	*	RHI Entertainment, Inc	40,081
29,579	*	tw telecom inc (Class A)	307,326
		TOTAL MOTION PICTURES	1,042,969

NONDEPOSITORY INSTITUTIONS - 0.76%
9,974		Advance America Cash Advance Centers, Inc	29,822
8,022		Advanta Corp (Class B)	66,021
19,786		Ares Capital Corp	206,368
2,509	e	BlackRock Kelso Capital Corp	28,929
7,360	e*	Boise, Inc	11,482
6,531	e	Chimera Investment Corp	40,557
3,824	e*	CompuCredit Corp	14,990
1,152	e*	Credit Acceptance Corp	19,584
1,037	e*	Doral Financial Corp	11,324
3,005	*	Encore Capital Group, Inc	41,168
1,827	e	Federal Agricultural Mortgage Corp (Class C)	7,491
5,170		Financial Federal Corp	118,496
4,242	*	First Cash Financial Services, Inc	63,630
16,437	e	First Marblehead Corp	40,928
4,283		Gladstone Investment Corp	29,467
7,222	e*	Guaranty Financial Group, Inc	28,527
6,828		Hercules Technology Growth Capital, Inc	66,232
3,348	e	Kohlberg Capital Corp	28,759
13,664		MCG Capital Corp	35,800
2,864		Medallion Financial Corp	29,986
5,177	e*	Mercadolibre, Inc	105,352
1,897	e*	Mitcham Industries, Inc	19,141

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,890		Nelnet, Inc (Class A)	$55,238
4,617	e*	NewStar Financial, Inc	37,352
4,188	e	NGP Capital Resources Co	61,019
6,905	e*	Ocwen Financial Corp	55,585
4,156		Patriot Capital Funding, Inc	26,474
3,625	e	PennantPark Investment Corp	26,861
10,472	*	PHH Corp	139,173
10,079	*	thinkorswim Group, Inc	83,958
3,383	e*	World Acceptance Corp	121,788
		TOTAL NONDEPOSITORY INSTITUTIONS	1,651,502

NONMETALLIC MINERALS, EXCEPT FUELS - 0.27%
5,183	e	AMCOL International Corp	162,020
6,512		Compass Minerals International, Inc	341,164
13,355	e*	General Moly, Inc	58,094
343	*	United States Lime & Minerals, Inc	13,209
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	574,487

OIL AND GAS EXTRACTION - 3.84%
8,123	*	Abraxas Petroleum Corp	21,201
749	e	APCO Argentina, Inc	21,204
1,739	*	Approach Resources, Inc	25,146
7,610	*	Arena Resources, Inc	295,649
6,930		Atlas America, Inc	236,382
5,734	*	ATP Oil & Gas Corp	102,123
8,331	*	Basic Energy Services, Inc	177,450
8,576	e	Berry Petroleum Co (Class A)	332,148
7,365	*	Bill Barrett Corp	236,490
7,205	e*	BMB Munai, Inc	29,901
9,860	e*	Brigham Exploration Co	108,361
5,437	*	Bronco Drilling Co, Inc	55,566
8,555	*	Cal Dive International, Inc	90,683
4,056	*	Callon Petroleum Co	73,130
10,405	e*	Cano Petroleum, Inc	24,036
5,487	*	Carrizo Oil & Gas, Inc	199,013
9,399	e*	Cheniere Energy, Inc	21,148
1,081	*	Clayton Williams Energy, Inc	76,243
9,647	*	Complete Production Services, Inc	194,194
9,159	*	Comstock Resources, Inc	458,408
11,107	*	Concho Resources, Inc	306,664
2,662	e*	Contango Oil & Gas Co	143,695
1,495	*	Dawson Geophysical Co	69,802
12,138	e*	Delta Petroleum Corp	164,834
1,578	*	Double Eagle Petroleum Co	22,534
21,957	e*	Endeavour International Corp	28,983
6,177	*	Energy Partners Ltd	53,555
23,003	e	Energy XXI Bermuda Ltd	69,929
30,019	*	EXCO Resources, Inc	489,910
7,781	e*	FX Energy, Inc	57,891
18,155	e*	Gasco Energy, Inc	33,042
9,309	e*	GeoGlobal Resources, Inc	23,459
1,285	*	Geokinetics, Inc	24,415
3,573	*	Geomet, Inc	19,437
1,068	e*	Georesources, Inc	12,239

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,353	e*	GMX Resources, Inc	$160,273
4,572	*	Goodrich Petroleum Corp	199,293
35,964	e*	Grey Wolf, Inc	279,800
5,068	e*	Gulfport Energy Corp	50,933
6,832	e*	Harvest Natural Resources, Inc	69,140
2,880	e	Houston American Energy Corp	18,202
2,270	e	Kayne Anderson Energy Development Co	38,431
12,026	e*	McMoRan Exploration Co	284,295
16,787	*	Meridian Resource Corp	30,888
18,464	e*	Newpark Resources, Inc	134,787
3,796	*	Northern Oil And Gas, Inc	30,861
35,309	e*	Oilsands Quest, Inc	105,574
1,418	e	Panhandle Oil and Gas, Inc (Class A)	40,597
8,003	*	Parallel Petroleum Corp	75,388
23,232	e*	Parker Drilling Co	186,321
8,356		Penn Virginia Corp	446,545
800	m,v*	Petrocorp, Inc	-
3,054	*	Petroleum Development Corp	135,506
9,083	e*	Petroquest Energy, Inc	139,424
10,230	*	Pioneer Drilling Co	136,059
3,264	e*	PowerSecure International, Inc	19,780
180	e*	PrimeEnergy Corp	13,320
5,541	e*	Quest Resource Corp	14,739
6,988	*	RAM Energy Resources, Inc	20,195
3,246	e*	Rex Energy Corp	51,157
5,910	e	RPC, Inc	83,095
6,336	*	Stone Energy Corp	268,203
10,336	e*	Sulphco, Inc	20,775
3,517	e*	Superior Well Services, Inc	89,015
6,140	*	Swift Energy Co	237,557
3,267	e*	Toreador Resources Corp	29,370
2,456	e*	Trico Marine Services, Inc	41,949
4,327	e*	Tri-Valley Corp	27,433
6,780	e*	TXCO Resources, Inc	68,071
2,716	*	Union Drilling, Inc	28,762
11,426	*	Vaalco Energy, Inc	78,154
3,922	*	Venoco, Inc	50,986
11,277	*	Warren Resources, Inc	112,545
7,805	e*	Willbros Group, Inc	206,833
		TOTAL OIL AND GAS EXTRACTION	8,323,121

PAPER AND ALLIED PRODUCTS - 0.43%
10,297	e*	AbitibiBowater, Inc	39,849
7,579	*	Buckeye Technologies, Inc	62,072
9,545	e*	Cenveo, Inc	73,401
8,751		Glatfelter	118,489
27,981	e*	Graphic Packaging Holding Co	69,952
4,640	e*	Kapstone Paper and Packaging Corp	29,464
5,701	e*	Mercer International, Inc	20,866
2,645		Neenah Paper, Inc	52,371
7,664		Rock-Tenn Co (Class A)	306,407
3,035		Schweitzer-Mauduit International, Inc	57,635
2,710	e	Verso Paper Corp	7,154

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,403	e	Wausau Paper Corp	$85,122
		TOTAL PAPER AND ALLIED PRODUCTS	922,782

PERSONAL SERVICES - 0.49%
5,681	*	Coinstar, Inc	181,792
4,089		G & K Services, Inc (Class A)	135,142
5,927		Jackson Hewitt Tax Service, Inc	90,920
8,645		Regis Corp	237,738
19,334	e*	Sally Beauty Holdings, Inc	166,272
3,403	*	Steiner Leisure Ltd	116,995
3,047		Unifirst Corp	131,295
		TOTAL PERSONAL SERVICES	1,060,154

PETROLEUM AND COAL PRODUCTS - 0.25%
2,401	e	Alon USA Energy, Inc	32,366
7,076	e*	American Oil & Gas, Inc	18,468
4,452	e*	CVR Energy, Inc	37,931
2,571		Delek US Holdings, Inc	23,833
20,228	e*	Gran Tierra Energy, Inc	75,046
8,125	e*	Headwaters, Inc	108,469
1,989		Quaker Chemical Corp	56,607
3,516		WD-40 Co	126,330
5,774	e	Western Refining, Inc	58,375
		TOTAL PETROLEUM AND COAL PRODUCTS	537,425

PRIMARY METAL INDUSTRIES - 0.93%
8,794		Belden CDT, Inc	279,561
3,949	*	Brush Engineered Materials, Inc	73,333
1,898	e*	Coleman Cable, Inc	19,037
4,154	e	Encore Wire Corp	75,229
2,786	e*	Fushi Copperweld, Inc	26,996
2,089	e*	General Steel Holdings, Inc	14,916
5,200	e	Gibraltar Industries, Inc	97,292
2,465	e*	Haynes International, Inc	115,436
6,761	*	Horsehead Holding Corp	39,890
6,264		Matthews International Corp (Class A)	317,835
4,675	e*	Metalico, Inc	27,583
7,531		Mueller Industries, Inc	173,288
1,938	e*	Northwest Pipe Co	84,536
1,749	e	Olympic Steel, Inc	51,578
4,746	e*	RTI International Metals, Inc	92,832
1,463	*	Sutor Technology Group Ltd	4,813
4,776	e	Texas Industries, Inc	195,147
5,068		Tredegar Corp	90,160
1,517	*	Universal Stainless & Alloy	38,759
13,114		Worthington Industries, Inc	195,923
		TOTAL PRIMARY METAL INDUSTRIES	2,014,144

PRINTING AND PUBLISHING - 0.79%
10,474	*	ACCO Brands Corp	78,974
3,956	e	AH Belo Corp (Class A)	20,413
9,446	e	American Greetings Corp (Class A)	144,429
17,256		Belo (A.H.) Corp (Class A)	102,846
5,908		Bowne & Co, Inc	68,237
4,447	e*	China Information Security Technology, Inc	20,901

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,927	*	Consolidated Graphics, Inc	$58,446
1,925	e	Courier Corp	39,193
1,759		CSS Industries, Inc	45,277
4,243	e*	Dolan Media Co	42,812
4,972		Ennis, Inc	76,867
4,980	e,v	GateHouse Media, Inc	2,440
7,100	e	Harte-Hanks, Inc	73,627
7,629	e	Journal Communications, Inc (Class A)	37,230
11,345	e	Lee Enterprises, Inc	39,708
4,722	e*	Martha Stewart Living Omnimedia, Inc (Class A)	40,184
11,017	e	McClatchy Co (Class A)	48,475
4,077		Media General, Inc (Class A)	50,677
2,151	e	Multi-Color Corp	51,387
3,745	e*	Playboy Enterprises, Inc (Class B)	14,755
5,324	*	Presstek, Inc	30,027
7,864	e	Primedia, Inc	19,110
17,682	e*	R.H. Donnelley Corp	35,187
3,254		Schawk, Inc (Class A)	49,201
5,052		Scholastic Corp	129,735
2,812	e	Standard Register Co	27,698
9,295	*	Valassis Communications, Inc	80,495
8,874	e*	VistaPrint Ltd	291,422
		TOTAL PRINTING AND PUBLISHING	1,719,753

RAILROAD TRANSPORTATION - 0.11%
6,162	*	Genesee & Wyoming, Inc (Class A)	231,198
		TOTAL RAILROAD TRANSPORTATION	231,198

REAL ESTATE - 0.22%
1,184	e	Consolidated-Tomoka Land Co	51,137
2,432		DuPont Fabros Technology, Inc	37,088
6,891	*	Forestar Real Estate Group, Inc	101,642
1,376	e*	FX Real Estate and Entertainment, Inc	1,431
7,536	e	Grubb & Ellis Co	20,347
5,659	e*	LoopNet, Inc	55,628
16,896	e	Stewart Enterprises, Inc (Class A)	132,803
1,006	e*	Stratus Properties, Inc	27,685
4,606		Thomas Properties Group, Inc	46,521
		TOTAL REAL ESTATE	474,282

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.72%
968	e*	AEP Industries, Inc	19,360
11,466	e	Cooper Tire & Rubber Co	98,608
2,613	e*	Deckers Outdoor Corp	271,961
3,666	e*	Metabolix, Inc	39,886
5,246		Schulman (A.), Inc	103,766
6,355	*	Skechers U.S.A., Inc (Class A)	106,955
5,650		Spartech Corp	55,935
6,893	e	Titan International, Inc	146,959
3,050	e*	Trex Co, Inc	55,235
12,461		Tupperware Corp	344,297
6,494	e	West Pharmaceutical Services, Inc	317,037
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	1,559,999

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 1.18%
4,703	e*	Broadpoint Securities Group, Inc	$13,639
3,772		Calamos Asset Management, Inc (Class A)	67,594
3,244	e	Cohen & Steers, Inc	91,902
398	e	Diamond Hill Investment Group, Inc	35,788
2,048	*	Duff & Phelps Corp (Class A)	43,069
1,802		Epoch Holding Corp	19,011
2,412	e	Evercore Partners, Inc (Class A)	43,368
5,880	e*	FBR Capital Markets Corp	38,102
4,821	e*	FCStone Group, Inc	86,730
2,040		Fifth Street Finance Corp	20,502
1,464	e	GAMCO Investors, Inc (Class A)	86,815
12,798	e	GFI Group, Inc	60,278
3,541	e	Greenhill & Co, Inc	261,149
8,158	e*	Interactive Brokers Group, Inc (Class A)	180,863
820	*	International Assets Holding Corp	19,770
5,622	e*	KBW, Inc	185,189
18,898	*	Knight Capital Group, Inc (Class A)	280,824
10,578	*	LaBranche & Co, Inc	47,601
22,173	e*	Ladenburg Thalmann Financial Services, Inc	39,911
6,496	*	MarketAxess Holdings, Inc	52,423
8,537		optionsXpress Holdings, Inc	165,789
3,261	*	Penson Worldwide, Inc	45,230
3,626	e*	Piper Jaffray Cos	156,825
1,090	e	Pzena Investment Management, Inc (Class A)	10,333
3,920	e	Sanders Morris Harris Group, Inc	33,908
4,774	*	Stifel Financial Corp	238,223
4,710		SWS Group, Inc	94,954
5,179	e*	Thomas Weisel Partners Group, Inc	43,659
2,887	e	US Global Investors, Inc (Class A)	29,014
373		Value Line, Inc	12,492
1,037		Westwood Holdings Group, Inc	49,154
		TOTAL SECURITY AND COMMODITY BROKERS	2,554,109

SOCIAL SERVICES - 0.07%
4,525	*	Capital Senior Living Corp	34,390
2,322	e*	Providence Service Corp	22,755
4,805	*	Res-Care, Inc	87,163
		TOTAL SOCIAL SERVICES	144,308

SPECIAL TRADE CONTRACTORS - 0.52%
736	e	Alico, Inc	34,908
6,697	*	AsiaInfo Holdings, Inc	61,478
4,804	e	Chemed Corp	197,252
7,768		Comfort Systems USA, Inc	103,781
8,291	*	Dycom Industries, Inc	107,949
13,644	*	EMCOR Group, Inc	359,110
5,367	e*	Insituform Technologies, Inc (Class A)	80,290
2,310	e*	Integrated Electrical Services, Inc	40,564
3,911	*	Layne Christensen Co	138,567
		TOTAL SPECIAL TRADE CONTRACTORS	1,123,899

STONE, CLAY, AND GLASS PRODUCTS - 0.23%
5,599	e	Apogee Enterprises, Inc	84,153

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,760	*	Cabot Microelectronics Corp	$152,701
4,152	e	CARBO Ceramics, Inc	214,285
2,662		Libbey, Inc	22,654
7,680	e*	US Concrete, Inc	34,329
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	508,122

TEXTILE MILL PRODUCTS - 0.04%
2,734		Oxford Industries, Inc	70,619
3,834	e	Xerium Technologies, Inc	24,691
		TOTAL TEXTILE MILL PRODUCTS	95,310

TOBACCO PRODUCTS - 0.17%
5,403	e	Universal Corp	265,233
6,382	e	Vector Group Ltd	112,706
		TOTAL TOBACCO PRODUCTS	377,939

TRANSPORTATION BY AIR - 0.74%
2,075	e*	Air Methods Corp	58,743
25,398	e*	Airtran Holdings, Inc	61,717
6,957	e*	Alaska Air Group, Inc	141,853
2,641	*	Allegiant Travel Co	93,280
2,803	*	Atlas Air Worldwide Holdings, Inc	112,989
4,884	e*	Bristow Group, Inc	165,275
7,693	e*	Hawaiian Holdings, Inc	71,391
35,053	e*	JetBlue Airways Corp	173,512
2,763	e*	PHI, Inc	102,038
6,765	*	Republic Airways Holdings, Inc	68,935
11,764		Skywest, Inc	187,989
25,290	e	UAL Corp	222,299
22,891	e*	US Airways Group, Inc	138,033
		TOTAL TRANSPORTATION BY AIR	1,598,054

TRANSPORTATION EQUIPMENT - 2.07%
4,152		A.O. Smith Corp	162,717
8,165	e*	AAR Corp	135,457
6,836	e*	Accuride Corp	10,938
1,981	e*	Aerovironment, Inc	63,293
10,484	e	American Axle & Manufacturing Holdings, Inc	56,194
1,810	e	American Railcar Industries, Inc	29,032
4,294	e*	Amerigon, Inc (Class A)	28,255
14,864	e	ArvinMeritor, Inc	193,827
4,112	*	ATC Technology Corp	97,619
17,610	e	Brunswick Corp	225,232
10,150		Clarcor, Inc	385,192
6,646	e*	Cogo Group, Inc	35,024
20,578	*	Dana Holding Corp	99,598
2,128	*	Dorman Products, Inc	26,664
2,042		Ducommun, Inc	48,763
9,290	e	Federal Signal Corp	127,273
15,328	e,v*	Fleetwood Enterprises, Inc	15,788
15,189	*	Force Protection, Inc	40,707
2,480		Freightcar America, Inc	72,590
2,507	e*	Fuel Systems Solutions, Inc	86,366
11,035	e*	GenCorp, Inc	74,376

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,738	e*	GenTek, Inc	$44,684
3,168		Greenbrier Cos, Inc	61,808
4,483	e	Group 1 Automotive, Inc	97,416
19,558	*	Hayes Lemmerz International, Inc	53,393
4,718	e	Heico Corp	154,845
5,217		Kaman Corp	148,580
1,675	*	LMI Aerospace, Inc	33,684
11,762	*	Orbital Sciences Corp	281,935
6,627	e	Polaris Industries, Inc	301,462
6,084	e	Spartan Motors, Inc	19,347
4,454	e	Superior Industries International, Inc	85,339
9,759	e*	Tenneco, Inc	103,738
6,680	e*	TransDigm Group, Inc	228,656
3,196	e	Triumph Group, Inc	146,089
27,589	e*	Visteon Corp	64,006
5,943		Wabash National Corp	56,161
9,735		Westinghouse Air Brake Technologies Corp	498,724
6,004	e	Winnebago Industries, Inc	77,572
2,856	e*	Wonder Auto Technology, Inc	18,307
		TOTAL TRANSPORTATION EQUIPMENT	4,490,651

TRANSPORTATION SERVICES - 0.40%
3,688	e	Ambassadors Group, Inc	58,676
1,934	*	Dynamex, Inc	55,042
7,426	*	HUB Group, Inc (Class A)	279,589
12,970	*	Lear Corp	136,185
7,068	e*	Orbitz Worldwide, Inc	41,489
7,269	e	Pacer International, Inc	119,720
8,512	e	Ship Finance International Ltd	183,519
		TOTAL TRANSPORTATION SERVICES	874,220

TRUCKING AND WAREHOUSING - 0.54%
4,611	e	Arkansas Best Corp	155,344
4,223	*	Celadon Group, Inc	48,438
5,853	e	Forward Air Corp	159,377
11,305	e	Heartland Express, Inc	175,454
2,874	*	Marten Transport Ltd	56,072
5,547	*	Old Dominion Freight Line	157,202
326	*	Patriot Transportation Holding, Inc	25,754
2,700	*	Saia, Inc	35,856
1,427	e*	Universal Truckload Services, Inc	34,762
8,391	e	Werner Enterprises, Inc	182,168
11,502	e*	YRC Worldwide, Inc	137,564
		TOTAL TRUCKING AND WAREHOUSING	1,167,991

WATER TRANSPORTATION - 0.74%
6,848	e*	American Commercial Lines, Inc	72,863
2,424	e	Arlington Tankers Ltd	37,281
7,589		DHT Maritime, Inc	50,998
9,404	e	Eagle Bulk Shipping, Inc	131,092
4,878	e	Genco Shipping & Trading Ltd	162,145
5,479	e	General Maritime Corp	106,731
6,839	e	Golar LNG Ltd	90,822
4,534	e*	Gulfmark Offshore, Inc	203,486

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,717	e	Horizon Lines, Inc (Class A)	$56,427
4,785	e*	Hornbeck Offshore Services, Inc	184,797
1,173	*	International Shipholding Corp	25,688
3,638	e	Knightsbridge Tankers Ltd	96,298
6,913	e	Nordic American Tanker Shipping	221,631
9,321	e*	Odyssey Marine Exploration, Inc	42,317
2,028	e*	TBS International Ltd (Class A)	27,297
2,950	e	Teekay Tankers Ltd (Class A)	49,943
4,841	e*	Ultrapetrol Bahamas Ltd	38,002
		TOTAL WATER TRANSPORTATION	1,597,818

WHOLESALE TRADE-DURABLE GOODS - 1.54%
4,313	e	Agilysys, Inc	43,518
8,505		Applied Industrial Technologies, Inc	229,040
9,664	e	Barnes Group, Inc	195,406
9,311	e*	Beacon Roofing Supply, Inc	145,438
2,240	e*	Cardtronics, Inc	17,606
3,191		Castle (A.M.) & Co	55,140
2,137	*	Chindex International, Inc	23,208
5,841	e*	Conceptus, Inc	96,844
3,788	*	DemandTec, Inc	34,130
4,954	*	Digi International, Inc	50,531
3,810	e*	Drew Industries, Inc	65,189
3,295	e*	Hansen Medical, Inc	44,285
3,442	e	Houston Wire & Cable Co	59,099
16,276		IKON Office Solutions, Inc	276,855
9,832	*	Insight Enterprises, Inc	131,847
6,265	*	Interline Brands, Inc	101,556
11,710	e	Knight Transportation, Inc	198,719
904	e	Lawson Products, Inc	24,996
3,250	*	MedAssets, Inc	55,900
1,987	*	MWI Veterinary Supply, Inc	78,069
8,400		Owens & Minor, Inc	407,400
8,167	e	PEP Boys-Manny Moe & Jack	50,472
9,645	e	Pool Corp	225,018
12,502	e*	PSS World Medical, Inc	243,789
10,377	*	Solera Holdings, Inc	298,027
1,419	e*	Titan Machinery, Inc	29,529
7,931	e*	TomoTherapy, Inc	36,324
7,362	e*	Tyler Technologies, Inc	111,681
		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,329,616

WHOLESALE TRADE-NONDURABLE GOODS - 1.43%
4,726		Aceto Corp	45,322
11,797	e*	Akorn, Inc	60,519
18,719	*	Alliance One International, Inc	71,132
11,645		Allscripts Healthcare Solutions, Inc	144,864
3,702	e	Andersons, Inc	130,384
5,604	e*	BMP Sunstone Corp	38,892
1,819	*	Core-Mark Holding Co, Inc	45,457
8,483	e*	Fresh Del Monte Produce, Inc	188,323
3,588	e*	Green Mountain Coffee Roasters, Inc	141,152
8,204	e*	Hain Celestial Group, Inc	225,856
28,498	e	Idearc, Inc	35,623

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,726	e	Kenneth Cole Productions, Inc (Class A)	$25,372
5,019	e	K-Swiss, Inc (Class A)	87,331
3,360	e*	LSB Industries, Inc	46,536
998	e*	Maui Land & Pineapple Co, Inc	27,435
10,391	e	Men's Wearhouse, Inc	220,705
5,771		Myers Industries, Inc	72,772
2,562	e	Nash Finch Co	110,473
10,124		Nu Skin Enterprises, Inc (Class A)	164,211
2,545	*	Perry Ellis International, Inc	37,946
1,806	*	Schiff Nutrition International, Inc	12,335
3,836	e*	School Specialty, Inc	119,645
4,564		Spartan Stores, Inc	113,552
2,008	e*	Synutra International, Inc	40,421
6,697	*	Tractor Supply Co	281,609
8,820	e*	United Natural Foods, Inc	220,412
4,719	*	United Stationers, Inc	225,710
3,516	e*	Volcom, Inc	60,756
4,121		Zep, Inc	72,694
3,566	e*	Zhongpin, Inc	37,907
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,105,346

		TOTAL COMMON STOCKS	213,183,579
		(Cost $240,725,332)

SHORT-TERM INVESTMENTS - 27.34%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 27.34%
59,212,829		State Street Navigator Securities Lending Prime Portfolio	59,212,829
			59,212,829

		TOTAL SHORT-TERM INVESTMENTS	59,212,829
		(Cost $59,212,829)

		TOTAL PORTFOLIO - 125.77%	272,396,408
		(Cost $299,938,161)
		OTHER ASSETS & LIABILITIES, NET - (25.77)%	(55,804,194)

		NET ASSETS - 100.00%	$216,592,214

	*	Non-income producing
	**	Percentage represents less than 0.01%.
	b	In bankruptcy
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $158,976.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.00%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.02%
3,154		Bureau Veritas S.A.	$161,363
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	161,363

AGRICULTURAL SERVICES - 0.07%
15,735		Yara International ASA	560,007
		TOTAL AGRICULTURAL SERVICES	560,007

AMUSEMENT AND RECREATION SERVICES - 0.68%
26,852	e	Aristocrat Leisure Ltd	140,693
48,408		Ladbrokes plc	163,472
4,870	e	Lottomatica S.p.A.	127,523
8,200		Nintendo Co Ltd	3,478,225
18,523		OPAP S.A.	568,546
4,300	e	Oriental Land Co Ltd	291,512
15,300	e	Sega Sammy Holdings, Inc	138,399
35,343		Sky City Entertainment Group Ltd	87,773
43,463		TABCORP Holdings Ltd	285,538
94,279	e	Tattersall's Ltd	181,790
28,031		William Hill plc	118,200
		TOTAL AMUSEMENT AND RECREATION SERVICES	5,581,671

APPAREL AND ACCESSORY STORES - 0.38%
34,724		Burberry Group plc	245,535
4,000	e	Fast Retailing Co Ltd	407,893
42,441	e	Hennes & Mauritz AB (B Shares)	1,737,781
18,107	e	Inditex S.A.	766,174
		TOTAL APPAREL AND ACCESSORY STORES	3,157,383

APPAREL AND OTHER TEXTILE PRODUCTS - 0.18%
13,000		Asics Corp	101,063
56,000		C C Land Holdings Ltd	12,234
5,721	e	Hermes International	930,778
42,000	e	Mitsubishi Rayon Co Ltd	104,015
10,000	e	Nisshinbo Industries, Inc	97,522
11,000	e	Onward Kashiyama Co Ltd	115,042
1,800	e	Shimamura Co Ltd	120,709
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,481,363

AUTO REPAIR, SERVICES AND PARKING - 0.07%
15,900	e	Aisin Seiki Co Ltd	389,393
8,700	e	NOK Corp	97,532
13,300	e	Sumitomo Rubber Industries, Inc	118,489
		TOTAL AUTO REPAIR, SERVICES AND PARKING	605,414

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.11%
49,000	e	Fuji Heavy Industries Ltd	$248,203
34,785		Inchcape plc	117,503
29,300	e	Suzuki Motor Corp	542,904
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	908,610

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.06%
195,928		Kingfisher plc	467,082
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	467,082

BUSINESS SERVICES - 2.08%
2,365	e	Acciona S.A.	360,448
10,212		Adecco S.A.	443,625
5,782	e	Atos Origin S.A.	254,458
21,356		Autostrade S.p.A.	440,002
17,282	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	203,114
39,184		Computershare Ltd	296,220
5,700	e	CSK Holdings Corp	83,297
5,117	e	Dassault Systemes S.A.	274,181
24	e	Dena Co Ltd	96,698
161	e	Dentsu, Inc	323,797
8,800	e*	Elpida Memory, Inc	165,396
84,955		Experian Group Ltd	563,032
155,000		Fujitsu Ltd	871,405
105,206		Group 4 Securicor plc	380,449
1,780	e	Hakuhodo DY Holdings, Inc	87,813
112,411		Hays plc	162,771
24,530	e	IFIL - Investments S.p.A.	111,237
8,085	e	Indra Sistemas S.A.	192,664
5,102	e	JC Decaux S.A.	111,724
14,900	e	JSR Corp	198,699
8,000	e	Konami Corp	201,301
120,986		LogicaCMG plc	236,712
4,640		Mitsubishi UFJ Lease & Finance Co Ltd	151,841
160,000	e	NEC Corp	683,859
9,400	e	Nomura Research Institute Ltd	193,464
105	e	NTT Data Corp	415,119
580	e	Obic Co Ltd	94,651
3,000	e	Oracle Corp Japan	136,536
1,300		Otsuka Corp	84,839
8,114		Public Power Corp	125,177
10,456	e	Publicis Groupe S.A.	329,332
523	e	Rakuten, Inc	295,118
7,876		Randstad Holdings NV	207,096
108,619		Sage Group plc	380,453
72,071		SAP AG.	3,838,424
17,500		Secom Co Ltd	729,008
26,114	e	Securitas AB (B Shares)	294,146
390		SGS S.A.	458,994
62,800	e	Softbank Corp	818,385
5,100	e	Square Enix Co Ltd	149,151
9,000	e	Trend Micro, Inc	341,120
9,693		United Internet AG.	104,226
2,340		USS Co Ltd	150,498
92,605		WPP Group plc	749,041

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,255	e	Yahoo! Japan Corp	$410,846
		TOTAL BUSINESS SERVICES	17,200,367

CHEMICALS AND ALLIED PRODUCTS - 10.04%
8,115	e*	Actelion Ltd	418,154
20,393	e	Air Liquide	2,240,871
22,573		Akzo Nobel NV	1,083,701
2,500	e	Alfresa Holdings Corp	121,022
99,000	e	Asahi Kasei Corp	416,534
40,900	e	Astellas Pharma, Inc	1,718,586
120,294		AstraZeneca plc	5,264,003
77,280		BASF AG.	3,684,438
7,323		Beiersdorf AG.	462,861
4,524		Christian Dior S.A.	343,110
17,958	e	Chugai Pharmaceutical Co Ltd	292,636
49,622		CSL Ltd	1,503,293
22,000	e	Daicel Chemical Industries Ltd	98,969
58,000	e	Daiichi Sankyo Co Ltd	1,494,453
50,000		Dainippon Ink and Chemicals, Inc	94,696
14,000	e	Dainippon Sumitomo Pharma Co Ltd	114,687
11,298		DSM NV	534,391
21,000	e	Eisai Co Ltd	820,049
39,244	*	Elan Corp plc	415,390
412		Eramet	157,837
544		Givaudan S.A.	454,379
450,726		GlaxoSmithKline plc	9,763,939
10,610		Grifols S.A.	271,100
10,755		Henkel KGaA	329,855
5,400		Hisamitsu Pharmaceutical Co, Inc	236,347
100,240		Incitec Pivot Ltd	401,618
12,323		K+S AG.	854,429
17,000	e	Kansai Paint Co Ltd	105,444
44,000		Kao Corp	1,179,971
43,500		Kingboard Chemical Holdings Ltd	148,530
28,000		Kuraray Co Ltd	278,327
22,000	e	Kyowa Hakko Kogyo Co Ltd	231,375
11,128		Linde AG.	1,188,311
3,977	e	Lonza Group AG.	498,999
20,275	e	L'Oreal S.A.	1,989,455
11,700		Mediceo Paltac Holdings Co Ltd	143,136
106,500	e	Mitsubishi Chemical Holdings Corp	562,932
32,000	e	Mitsubishi Gas Chemical Co, Inc	154,760
12,000	e	Nissan Chemical Industries Ltd	110,190
195,480		Novartis AG.	10,291,931
38,044		Novo Nordisk AS (Class B)	1,972,287
3,844	e	Novozymes AS (B Shares)	342,554
8,100	e	Ono Pharmaceutical Co Ltd	374,213
7,198		Orion Oyj (Class B)	121,950
50,215		Reckitt Benckiser Group plc	2,434,668
58,001		Roche Holding AG.	9,079,581
86,838	e	Sanofi-Aventis	5,709,208
6,000	e	Santen Pharmaceutical Co Ltd	152,524
34,100		Shin-Etsu Chemical Co Ltd	1,621,478
25,000		Shionogi & Co Ltd	506,360

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
46,473		Shire Ltd	$734,884
28,000	e	Shiseido Co Ltd	627,016
99,000		Showa Denko KK	208,748
4,925		Solvay S.A.	604,542
131,000	e	Sumitomo Chemical Co Ltd	578,705
8,636		Syngenta AG.	1,821,194
11,000	e	Taisho Pharmaceutical Co Ltd	218,175
24,000	e	Taiyo Nippon Sanso Corp	190,130
68,600	e	Takeda Pharmaceutical Co Ltd	3,454,050
19,000		Tanabe Seiyaku Co Ltd	264,064
19,000	e	Tokuyama Corp	110,242
111,000	e	Toray Industries, Inc	521,124
43,000	e	Tosoh Corp	126,886
81,000		UBE Industries Ltd	218,402
8,372		UCB S.A.	297,450
1,297		Wacker Chemie AG.	185,170
		TOTAL CHEMICALS AND ALLIED PRODUCTS	82,950,314

COMMUNICATIONS - 6.30%
13,986		Belgacom S.A.	526,942
94,463		British Sky Broadcasting plc	702,797
640,938		BT Group plc	1,858,111
206,528		Cable & Wireless plc	613,316
32,825	e	Carphone Warehouse Group plc	101,378
233,746		Deutsche Telekom AG.	3,549,953
11,114	e	Elisa Oyj (Series A)	218,085
6,867		Eutelsat Communications	182,664
151,270	e	France Telecom S.A.	4,243,064
31		Fuji Television Network, Inc	39,985
7,811	e	Gestevision Telecinco S.A.	79,830
22,301		Hellenic Telecommunications Organization S.A.	400,860
2,100	e	Hikari Tsushin, Inc	44,958
139,000	e*	Hutchison Telecommunications International Ltd	155,228
273,767		ITV plc	205,592
194		Jupiter Telecommunications Co	139,683
242	e	KDDI Corp	1,370,850
5,083		M6-Metropole Television	111,751
63,370	e	Mediaset S.p.A.	402,459
2,544	e	Mobistar S.A.	179,056
4,152	e	Modern Times Group AB (B Shares)	149,570
422		Nippon Telegraph & Telephone Corp	1,883,573
1,285		NTT DoCoMo, Inc	2,056,894
51,682		Portugal Telecom SGPS S.A.	519,721
16,617	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	122,879
149,547		Royal KPN NV	2,159,748
25,037		SES Global S.A.	518,284
660,403		Singapore Telecommunications Ltd	1,509,505
9,122	e	Societe Television Francaise 1	161,603
1,874	e	Swisscom AG.	558,483
25,265		Tele2 AB (B Shares)	288,333
150,349	e	Telecom Corp of New Zealand Ltd	278,127
831,361		Telecom Italia S.p.A.	1,237,294
498,320		Telecom Italia S.p.A.	564,869
354,277		Telefonica S.A.	8,423,842

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
28,589		Telekom Austria AG.	$503,018
69,654		Telenor ASA	867,363
22,000		Television Broadcasts Ltd	93,423
186,104	e	TeliaSonera AB	1,057,631
359,949	e	Telstra Corp Ltd	1,207,614
2,500		Tokyo Broadcasting System, Inc	42,914
96,645		Vivendi Universal S.A.	3,029,889
4,382,662		Vodafone Group plc	9,678,802
		TOTAL COMMUNICATIONS	52,039,941

DEPOSITORY INSTITUTIONS - 16.08%
27,000		77 Bank Ltd	136,143
30,138		Alliance & Leicester plc	146,936
73,120		Allied Irish Banks plc	601,083
31,484		Alpha Bank S.A.	685,444
63,023	e	Anglo Irish Bank Corp plc	343,547
52,000		Aozora Bank Ltd	81,516
159,472	e	Australia & New Zealand Banking Group Ltd	2,463,718
60,181	e	Banca Carige S.p.A.	198,806
635,280		Banca Intesa S.p.A.	3,493,772
73,325		Banca Intesa S.p.A.	349,815
204,928	e	Banca Monte dei Paschi di Siena S.p.A.	510,032
32,594	e	Banca Popolare di Milano	277,009
50,357		Banche Popolari Unite Scpa	1,103,158
295,569		Banco Bilbao Vizcaya Argentaria S.A.	4,779,565
20,359		Banco BPI S.A.	63,319
193,218	e	Banco Comercial Portugues S.A.	316,084
76,193	e	Banco de Sabadell S.A.	592,179
18,440	e	Banco Espirito Santo S.A.	228,650
53,113		Banco Popolare Scarl	825,081
65,587	e	Banco Popular Espanol S.A.	781,240
515,922		Banco Santander Central Hispano S.A.	7,735,899
118,024	e	Bank of East Asia Ltd	371,518
82,361		Bank of Ireland	459,156
26,000	e	Bank of Kyoto Ltd	265,363
103,000	e	Bank of Yokohama Ltd	510,201
20,924	e	Bankinter S.A.	263,017
675,958		Barclays plc	4,016,163
22,444	e	Bendigo Bank Ltd	214,256
66,964	e	BNP Paribas	6,392,217
307,500		BOC Hong Kong Holdings Ltd	549,739
61,000	e	Chiba Bank Ltd	319,829
14,000	e	Chugoku Bank Ltd	195,362
159,000		CITIC International Financial Holdings Ltd	105,245
56,949		Commerzbank AG.	844,201
109,211	e	Commonwealth Bank of Australia	3,848,993
73,893	e	Credit Agricole S.A.	1,423,168
37,635		Danske Bank AS	906,157
95,000		DBS Group Holdings Ltd	1,132,138
44,418		Deutsche Bank AG.	3,177,531
43,208	e	Dexia	471,979
60,863		DNB NOR Holding ASA	472,162
26,198		EFG Eurobank Ergasias S.A.	477,539
4,257	e	EFG International	122,904

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
15,760	e	Erste Bank der Oesterreichischen Sparkassen AG.	$784,604
185,414		Fortis	1,145,483
64,000		Fukuoka Financial Group, Inc	235,520
33,000		Gunma Bank Ltd	188,179
36,000		Hachijuni Bank Ltd	190,976
63,600	e	Hang Seng Bank Ltd	1,202,301
39,000		Hiroshima Bank Ltd	144,466
98,000		Hokuhoku Financial Group, Inc	218,696
985,936		HSBC Holdings plc	15,950,732
156,374	e	ING Groep NV	3,352,311
31,983		Investec plc	174,751
20,000	e	Iyo Bank Ltd	218,019
56,000	e	Joyo Bank Ltd	254,936
17,598		Julius Baer Holding AG.	875,156
4,161	*	Jyske Bank	209,509
469,042		Lloyds TSB Group plc	1,884,749
40,705	e	Mediobanca S.p.A.	552,483
848,700		Mitsubishi UFJ Financial Group, Inc	7,400,876
82,000		Mitsui Trust Holdings, Inc	442,694
801	e	Mizuho Financial Group, Inc	3,502,890
125,000	e	Mizuho Trust & Banking Co Ltd	171,509
135,430	e	National Australia Bank Ltd	2,733,308
40,520		National Bank of Greece S.A.	1,642,055
81,583	e	Natixis	273,198
60,000	e	Nishi-Nippon City Bank Ltd	149,820
171,378		Nordea Bank AB	2,046,071
9,565		OKO Bank (Class A)	139,394
208,520		Oversea-Chinese Banking Corp	1,052,817
25,837		Piraeus Bank S.A.	537,977
4,495	e	Raiffeisen International Bank Holding AG.	324,656
426	e	Resona Holdings, Inc	574,688
1,372,201		Royal Bank of Scotland Group plc	4,426,604
25		Sapporo Hokuyo Holdings, Inc	125,148
128,000	e	Shinsei Bank Ltd	393,702
50,000	e	Shizuoka Bank Ltd	492,280
38,559	e	Skandinaviska Enskilda Banken AB (Class A)	601,414
38,563	e	Societe Generale	3,464,102
46,564		St George Bank Ltd	1,099,032
117,306		Standard Chartered plc	2,886,377
552	e	Sumitomo Mitsui Financial Group, Inc	3,460,852
118,000		Sumitomo Trust & Banking Co Ltd	786,168
79,135		Suncorp-Metway Ltd	601,490
19,000	e	Suruga Bank Ltd	221,156
38,084		Svenska Handelsbanken (A Shares)	852,937
30,000	e	Swedbank AB (A Shares)	392,205
5,270		Sydbank AS	158,083
243,947	*	UBS A.G.	4,169,647
941,282		UniCredito Italiano S.p.A	3,519,777
102,000		United Overseas Bank Ltd	1,219,392
154,591	e	Westpac Banking Corp	2,740,060
14,000	e	Wing Hang Bank Ltd	107,563
6,500		Wing Lung Bank	129,940
18,000		Yamaguchi Financial Group, Inc	219,665
		TOTAL DEPOSITORY INSTITUTIONS	132,894,252

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
EATING AND DRINKING PLACES - 0.25%
8,099	e	Autogrill S.p.A.	$91,958
153,851		Compass Group plc	954,185
40,465		Enterprise Inns plc	130,666
32,107		Mitchells & Butlers plc	127,292
7,913		Sodexho Alliance S.A.	466,978
14,136		Whitbread plc	267,367
		TOTAL EATING AND DRINKING PLACES	2,038,446

EDUCATIONAL SERVICES - 0.03%
6,000		Benesse Corp	245,066
		TOTAL EDUCATIONAL SERVICES	245,066

ELECTRIC, GAS, AND SANITARY SERVICES - 6.50%
103,444		A2A S.p.A.	263,953
36,721	e	AGL Energy Ltd	404,980
85,789	e	British Energy Group plc	1,165,766
10,468	e	Caltex Australia Ltd	103,543
305,713		Centrica plc	1,720,171
55,000	e	Chubu Electric Power Co, Inc	1,295,951
23,100	e	Chugoku Electric Power Co, Inc	473,587
170,000		CLP Holdings Ltd	1,371,347
23,831	e	Contact Energy Ltd	126,164
28,144		Drax Group plc	378,946
155,931		E.ON AG.	7,849,080
11,100		Electric Power Development Co	358,449
16,451	e	Electricite de France	1,189,627
14,812	e	Enagas	319,404
357,008		Enel S.p.A.	2,980,189
150,268	e	Energias de Portugal S.A.	630,648
36,806		Fortum Oyj	1,235,182
9,271		Gas Natural SDG S.A.	344,129
89,761		Gaz de France	4,669,933
16,100	e	Hokkaido Electric Power Co, Inc	336,172
14,600	e	Hokuriku Electric Power Co	351,320
332,110		Hong Kong & China Gas Ltd	758,112
115,000		Hong Kong Electric Holdings Ltd	722,311
69,979	*	Iberdrola Renovables	305,773
290,040		Iberdrola S.A.	2,946,507
124,951		International Power plc	808,518
63,900		Kansai Electric Power Co, Inc	1,421,679
31,500	e	Kyushu Electric Power Co, Inc	656,605
207,050		National Grid plc	2,628,107
6,388		Oest Elektrizitatswirts AG. (Class A)	393,129
160,000		Osaka Gas Co Ltd	550,928
531		Puma AG. Rudolf Dassler Sport	144,519
8,962		Red Electrica de Espana	456,358
36,913		RWE AG.	3,519,160
72,181		Scottish & Southern Energy plc	1,836,702
19,501		Severn Trent plc	473,184
15,100	e	Shikoku Electric Power Co, Inc	379,260
64,600	e	Snam Rete Gas S.p.A.	390,400
98,400		Sojitz Holdings Corp	228,063

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
22,348	*	Suez Environnement S.A.	$550,262
38,000	e	Toho Gas Co Ltd	209,587
35,500	e	Tohoku Electric Power Co, Inc	763,055
99,600	e	Tokyo Electric Power Co, Inc	2,450,599
194,000		Tokyo Gas Co Ltd	809,458
30,320	e	Union Fenosa S.A.	741,262
56,408		United Utilities Group plc	700,022
31,318		Veolia Environnement	1,288,458
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	53,700,559

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.33%
181,142		ABB Ltd	3,510,245
192,104	e*	Alcatel S.A.	740,311
13,500	e	Alps Electric Co Ltd	105,677
246,067	e	Ericsson (LM) (B Shares)	2,336,846
166,000	e*	Foxconn International Holdings Ltd	74,255
45,000	e	Fuji Electric Holdings Co Ltd	108,700
15,148		Gamesa Corp Tecnologica S.A.	519,000
2,700	e	Hirose Electric Co Ltd	257,334
8,100		Hitachi Chemical Co Ltd	108,697
5,600		Hitachi High-Technologies Corp	111,048
277,000		Hitachi Ltd	1,870,020
34,300	e	Hoya Corp	680,435
11,300	e	Ibiden Co Ltd	275,089
62,217	*	Infineon Technologies AG.	345,422
85,413		Koninklijke Philips Electronics NV	2,317,474
13,500	e	Kyocera Corp	1,024,727
7,567		Legrand S.A.	170,664
2,300		Mabuchi Motor Co Ltd	104,585
152,000	e	Matsushita Electric Industrial Co Ltd	2,620,406
31,000	e	Matsushita Electric Works Ltd	275,297
5,825		Millicom International Cellular S.A.	402,225
28,000		Minebea Co Ltd	105,017
161,000	e	Mitsubishi Electric Corp	1,086,277
6,900	e	Mitsumi Electric Co Ltd	175,212
17,800	e	Murata Manufacturing Co Ltd	718,597
2,900	*	NEC Electronics Corp	60,591
14,000	e	NGK Spark Plug Co Ltd	136,293
9,100	e	Nidec Corp	559,820
13,700		Nitto Denko Corp	348,536
314,285		Nokia Oyj	5,861,866
17,000		Omron Corp	263,879
12,000	e	Pioneer Corp	79,153
5,023	e*	Q-Cells AG.	421,195
12,058	e*	Renewable Energy Corp AS	223,515
56,000	e	Ricoh Co Ltd	787,413
8,400		Rohm Co Ltd	462,030
135,000	e*	Sanyo Electric Co Ltd	234,398
83,000	e	Sharp Corp	906,945
5,400	e	Shinko Electric Industries	51,112
32,201		Smiths Group plc	583,913
83,400	e	Sony Corp	2,571,856
12,500		Stanley Electric Co Ltd	183,374
56,635	e	STMicroelectronics NV	574,293

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
10,300	e	Sumco Corp	$163,027
10,200	e	TDK Corp	510,875
97,457		Terna Rete Elettrica Nazionale S.p.A.	358,299
5,000	e	Toyota Boshoku Corp	55,275
9,900		Ushio, Inc	163,117
18,000		Venture Corp Ltd	97,929
20,000		Yaskawa Electric Corp	113,885
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	35,816,149

ENGINEERING AND MANAGEMENT SERVICES - 0.32%
11,467		Cap Gemini S.A.	541,711
49,258		Capita Group plc	613,048
4,669		Fugro NV	275,716
19,000		JGC Corp	304,824
79,460		SembCorp Industries Ltd	182,036
39,131		Serco Group plc	255,204
4,109		Strabag SE	182,855
12,516	e	WorleyParsons Ltd	309,576
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,664,970

FABRICATED METAL PRODUCTS - 0.25%
69,350		Amcor Ltd	304,961
3,292		Geberit AG.	403,724
14,000	e	Hitachi Metals Ltd	167,329
22,100	e	JS Group Corp	278,216
53,342		Rexam plc	378,988
14,587		Ssab Svenskt Stal AB (Series A)	231,952
6,781	e	Ssab Svenskt Stal AB (Series B)	93,688
12,900	e	Toyo Seikan Kaisha Ltd	198,023
		TOTAL FABRICATED METAL PRODUCTS	2,056,881

FOOD AND KINDRED PRODUCTS - 4.40%
55,000	e	Ajinomoto Co, Inc	524,194
6,551	*	Aryzta AG.	265,140
32,100	e	Asahi Breweries Ltd	562,602
28,714		Associated British Foods plc	364,376
112,381		Cadbury plc	1,136,612
239		Carlsberg AS (Class A)	20,675
6,338		Carlsberg AS (Class B)	483,230
13,584		Coca Cola Hellenic Bottling Co S.A.	296,486
45,363		Coca-Cola Amatil Ltd	302,878
4,600	e	Coca-Cola West Japan Co Ltd	103,946
81,615	e	CSR Ltd	163,532
210,391		Diageo plc	3,589,158
399,000		Golden Agri-Resources Ltd	88,961
36,228		Groupe Danone	2,569,720
20,312		Heineken NV	816,082
15,312	e	InBev NV	910,983
5,000	e	Ito En Ltd	64,902
87,046		J Sainsbury plc	545,915
25,000	e	Kaneka Corp	138,107
11,582		Kerry Group plc (Class A)	339,147
66,000		Kirin Brewery Co Ltd	867,176
69		Lindt & Spruengli AG.	168,239

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
23,854		Lion Nathan Ltd	$178,591
21,000	e	Meiji Dairies Corp	112,271
323,019		Nestle S.A.	13,960,075
15,000	e	Nippon Meat Packers, Inc	227,462
16,000	e	Nisshin Seifun Group, Inc	215,384
6,900	e	Nissin Food Products Co Ltd	245,920
96,700	e	Olam International Ltd	123,331
138,168	e	Parmalat S.p.A.	326,137
13,627		Pernod-Ricard S.A.	1,200,416
35,500	e	Sampo Oyj (A Shares)	807,690
20,000	e	Sapporo Holdings Ltd	148,518
68,500		Swire Pacific Ltd (Class A)	602,124
36,519		Tate & Lyle plc	250,885
8,000	e	Toyo Suisan Kaisha Ltd	202,808
107,717		Unilever plc	2,928,917
65,000	e	Wilmar International Ltd	115,271
7,700	e	Yakult Honsha Co Ltd	237,268
10,000	e	Yamazaki Baking Co Ltd	121,279
		TOTAL FOOD AND KINDRED PRODUCTS	36,326,408

FOOD STORES - 1.83%
52,647		Carrefour S.A.	2,482,670
1,352	e	Colruyt S.A.	339,355
8,322		Delhaize Group	483,377
4,900		FamilyMart Co Ltd	207,337
109,588		Goodman Fielder Ltd	124,316
18,176		Jeronimo Martins SGPS S.A.	155,014
5,283		Kesko Oyj (B Shares)	135,165
98,932		Koninklijke Ahold NV	1,142,835
5,700		Lawson, Inc	262,857
70,800	e	Seven & I Holdings Co Ltd	2,034,077
72,366		Sonae SPGS S.A.	55,652
649,940		Tesco plc	4,520,323
200,533		WM Morrison Supermarkets plc	932,559
100,988		Woolworths Ltd	2,224,562
		TOTAL FOOD STORES	15,100,099

FURNITURE AND FIXTURES - 0.03%
2,631	e	Neopost S.A.	248,092
		TOTAL FURNITURE AND FIXTURES	248,092

FURNITURE AND HOME FURNISHINGS STORES - 0.10%
43,708		Harvey Norman Holdings Ltd	110,091
3,200	e	Nitori Co Ltd	190,126
7,200	e	Yamada Denki Co Ltd	545,752
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	845,969

GENERAL BUILDING CONTRACTORS - 0.79%
26,681	e	Amec plc	306,041
38,421		Balfour Beatty plc	208,759
6,729		Berkeley Group Holdings plc	91,946
3,073		Bilfinger Berger AG.	160,061
38,000	e	Cheung Kong Infrastructure Holdings Ltd	176,838
6,700	e	Daito Trust Construction Co Ltd	249,191

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
43,000	e	Daiwa House Industry Co Ltd	$411,104
2,951	e	Eiffage S.A.	158,120
40,547		Fletcher Building Ltd	183,176
98,000		Haseko Corp	70,381
3,471		Hochtief AG.	165,657
2,174	e	Imerys S.A.	124,907
70,000	e	Kajima Corp	211,462
28,791	e	Lend Lease Corp Ltd	212,370
51,000	e	Obayashi Corp	257,913
24,862	e	Persimmon plc	180,901
6,322	e	Sacyr Vallehermoso S.A.	104,919
35,000	e	Sekisui Chemical Co Ltd	208,058
39,000	e	Sekisui House Ltd	358,060
49,000	e	Shimizu Corp	233,416
30,365	e	Skanska AB (B Shares)	345,621
79,000	e	Taisei Corp	206,171
4,724		Titan Cement Co S.A.	156,015
34,397		Vinci S.A.	1,620,652
10,171		YIT Oyj	106,209
		TOTAL GENERAL BUILDING CONTRACTORS	6,507,948

GENERAL MERCHANDISE STORES - 0.50%
53,100	e	Aeon Co Ltd	542,514
26,380	e	Isetan Mitsukoshi Holdings Ltd	309,519
42,400	e	J Front Retailing Co Ltd	244,610
47,000	e	Keio Corp	253,109
135,000	e	Kintetsu Corp	470,458
128,912		Marks & Spencer Group plc	470,872
20,400	e	Marui Co Ltd	152,345
6,373	e	PPR	570,242
25,000	e	Takashimaya Co Ltd	217,828
68,000	e	Tobu Railway Co Ltd	329,728
95,000		Tokyu Corp	453,869
14,000	e	UNY Co Ltd	142,465
		TOTAL GENERAL MERCHANDISE STORES	4,157,559

HEALTH SERVICES - 0.24%
2,028		Coloplast AS (Class B)	150,500
79,000		Fraser and Neave Ltd	198,150
15,810		Fresenius Medical Care AG.	818,427
14,514	e	Getinge AB (B Shares)	299,156
72,550		Parkway Holdings Ltd	96,104
26,217		Sonic Healthcare Ltd	278,881
615		Straumann Holding AG.	170,398
		TOTAL HEALTH SERVICES	2,011,616

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.37%
22,272	e	Abertis Infraestructuras S.A.	438,385
16,053	e	ACS Actividades Cons y Servicios S.A.	649,899
4,616		Boskalis Westminster	218,799
20,211	e	Bouygues S.A.	915,567
3,671	e	Fomento de Construcciones y Contratas S.A.	165,840
5,034	e	Grupo Ferrovial S.A.	231,411

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
96,089	e	Transurban Group	$440,371
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	3,060,272

HOLDING AND OTHER INVESTMENT OFFICES - 1.57%
31,767		3i Group plc	402,226
78,000		CapitaCommercial Trust	72,527
93,700		CapitaMall Trust	149,424
120,552	e	CFS Gandel Retail Trust	218,732
2,003		Eurazeo	169,325
186,482		GPT Group	272,591
6,696		Groupe Bruxelles Lambert S.A.	577,920
9,120		Heineken Holding NV	358,040
52,000		Hopewell Holdings	188,846
33,509	*	Immoeast AG.	84,641
75,260	e	iShares MSCI EAFE Index Fund	4,237,138
2,500	e	Jafco Co Ltd	94,231
47		Japan Prime Realty Investment Corp	111,441
34		Japan Real Estate Investment Corp	274,358
29	e	Japan Retail Fund Investment Corp	119,232
43,400	e	JFE Holdings, Inc	1,346,101
2,538		KBC Ancora	167,248
39,078		Land Securities Group plc	882,598
198,480	e	Macquarie Infrastructure Group	376,354
178,858	e	Macquarie Office Trust	114,275
53,044		Marfin Investment Group S.A	380,526
23,934	e*	Meinl European Land Ltd	180,321
3,274		Nationale A Portefeuille	216,671
43	e	Nippon Building Fund, Inc	415,688
9,924		Nobel Biocare Holding AG.	331,943
125,400	e	Noble Group Ltd	119,336
23		Nomura Real Estate Office Fund, Inc	157,169
88	e	NTT Urban Development Corp	107,008
65,000	e	NWS Holdings Ltd	116,634
1,338	e	SBI Holdings, Inc	200,301
2,191	e	Wendel	174,751
114,875		Wharf Holdings Ltd	328,190
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	12,945,786

HOTELS AND OTHER LODGING PLACES - 0.23%
16,212		Accor S.A.	865,826
37,197	e	Crown Ltd	258,346
21,739		Intercontinental Hotels Group plc	269,344
104,947		Shangri-La Asia Ltd	150,353
38,999	e	Thomas Cook Group plc	154,745
44,753		TUI Travel plc	173,049
41,000		United Overseas Land Ltd	72,514
		TOTAL HOTELS AND OTHER LODGING PLACES	1,944,177

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.05%
31,568		Alfa Laval AB	326,667
17,627		Alstom RGPT	1,338,055
28,000	e	Amada Co Ltd	153,771
3,138		Andritz AG.	135,453
15,600		ASM Pacific Technology	90,167
35,808		ASML Holding NV	625,801

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
55,770	e	Atlas Copco AB (A Shares)	$633,602
31,444		Atlas Copco AB (B Shares)	317,702
114,921		Brambles Ltd	717,069
19,000	e	Brother Industries Ltd	201,179
88,000		Canon, Inc	3,336,156
3,055	e	Cargotec Corp (B Shares)	62,408
18,900	e	Casio Computer Co Ltd	177,451
26,200	e	Citizen Watch Co Ltd	181,586
21,900	e	Daikin Industries Ltd	738,644
20,500	e	Electrolux AB (Series B)	239,828
15,900	e	Fanuc Ltd	1,196,186
40,600	e	FUJIFILM Holdings Corp	1,046,704
12,485		GEA Group AG.	241,656
8,400	e	Hitachi Construction Machinery Co Ltd	207,620
21,989	e	Husqvarna AB (B Shares)	165,391
26,092		IMI plc	176,049
110,000		Ishikawajima-Harima Heavy Industries Co Ltd	172,844
2,500	e	Itochu Techno-Science Corp	63,680
30,000	e	Japan Steel Works Ltd	372,990
74,600		Komatsu Ltd	1,221,314
12,721		Kone Oyj (Class B)	346,206
40,000		Konica Minolta Holdings, Inc	457,150
91,000	e	Kubota Corp	573,979
9,000	e	Kurita Water Industries Ltd	210,797
14,312	*	Logitech International S.A.	326,697
9,800	e	Makita Corp	200,758
53,246		Meggitt plc	179,167
266,000	e	Mitsubishi Heavy Industries Ltd	1,155,367
35,000		NTN Corp	181,889
587	e,v*	OC Oerlikon Corp AG.	116,274
12,000	e	Okuma Holdings, Inc	69,633
2,985		Rheinmetall AG.	160,656
15,561	e	Safran S.A.	272,327
83,735		Sandvik AB	887,102
10,600	e	Seiko Epson Corp	246,509
32,142		SKF AB (B Shares)	410,626
4,800	e	SMC Corp	500,101
6,953	e	Solarworld AG.	292,659
2,264		Sulzer AG.	240,883
48,000		Sumitomo Heavy Industries Ltd	228,852
14,300	e	Tokyo Electron Ltd	647,093
256,000		Toshiba Corp	1,116,482
17,700		Toyota Tsusho Corp	231,896
15,385	*	Vestas Wind Systems AS	1,342,877
6,736		Wartsila Oyj (B Shares)	283,778
19,000	e	Yokogawa Electric Corp	120,638
10,341	e	Zardoya Otis S.A.	225,741
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	25,166,110

INSTRUMENTS AND RELATED PRODUCTS - 0.99%
11,900	e	Advantest Corp	251,631
4,418	e	Cochlear Ltd	211,703
16,659	e	Compagnie Generale d'Optique Essilor International S.A.	832,039
24,684		Finmeccanica S.p.A.	535,089

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
2,345		Fresenius SE	$172,140
63,726	*	Invensys plc	236,785
3,200	e	Keyence Corp	638,346
11,484	e	Luxottica Group S.p.A.	264,228
29,000	e	Nikon Corp	695,681
28,000		Nippon Electric Glass Co Ltd	253,637
19,000	e	Olympus Corp	555,327
308,000		PCCW Ltd	128,338
3,918	e	Phonak Holding AG.	255,443
21,000		Shimadzu Corp	170,169
73,680		Smith & Nephew plc	778,167
2,630		Swatch Group AG.	485,458
4,109		Swatch Group AG.	137,681
4,927		Synthes, Inc	681,612
14,000		Terumo Corp	730,301
4,857	e*	TomTom NV	89,326
1,803	e*	William Demant Holding	81,093
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,184,194

INSURANCE AGENTS, BROKERS AND SERVICE - 0.33%
435,644		HBOS plc	988,379
73,668		QBE Insurance Group Ltd	1,588,728
53,511	e	Unipol Gruppo Finanziario S.p.A.	114,826
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,691,933

INSURANCE CARRIERS - 4.63%
115,438	e	Aegon NV	1,021,316
38,000	e	Aioi Insurance Co Ltd	189,541
34,209	e	Alleanza Assicurazioni S.p.A	314,451
37,044		Allianz AG.	5,078,667
155,450		AMP Ltd	883,917
86,293	e	Assicurazioni Generali S.p.A.	2,864,678
220,489		Aviva plc	1,917,863
67,550	e	AXA Asia Pacific Holdings Ltd	277,948
126,973	e	AXA S.A.	4,156,381
4,109		Baloise Holding AG.	280,541
3,154		CNP Assurances	356,245
55,207	e	Corp Mapfre S.A.	241,332
5,488		Fondiaria-Sai S.p.A	129,538
192,538		Friends Provident plc	327,470
4,971		Hannover Rueckversicherung AG.	181,929
155,591	e	Insurance Australia Group Ltd	516,449
21,524		Irish Life & Permanent plc	150,785
13,054		KBC Groep NV	1,135,588
24,461	e	Mediolanum S.p.A.	112,053
56,100		Millea Holdings, Inc	2,059,643
31,500		Mitsui Sumitomo Insurance Group Holdings, Inc	1,072,808
17,002		Muenchener Rueckver AG.	2,564,664
53,000		Nipponkoa Insurance Co Ltd	297,903
415,653		Old Mutual plc	581,798
206,613		Prudential plc	1,883,894
269,916		Royal & Sun Alliance Insurance Group plc	721,657
14,387		SCOR	279,752
10,505		SNS Reaal	119,886

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
70,000		Sompo Japan Insurance, Inc	$594,138
72		Sony Financial Holdings, Inc	283,475
180,620		Standard Life plc	787,410
30,479	e	Storebrand ASA	181,150
2,900		Swiss Life Holding	421,037
29,194		Swiss Reinsurance Co	1,620,426
16,350		T&D Holdings, Inc	863,632
1,326	e*	Topdanmark AS	190,015
2,226	e	TrygVesta A.S.	143,127
3,077		Wiener Staedtische Allgemeine Versicherung AG.	153,610
12,077		Zurich Financial Services AG.	3,344,369
		TOTAL INSURANCE CARRIERS	38,301,086

LEATHER AND LEATHER PRODUCTS - 0.34%
16,902		Adidas-Salomon AG.	902,900
20,332		LVMH Moet Hennessy Louis Vuitton S.A.	1,785,021
55,500	e	Yue Yuen Industrial Holdings	151,608
		TOTAL LEATHER AND LEATHER PRODUCTS	2,839,529

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.09%
24,178	e	Brisa-Auto Estradas de Portugal S.A.	240,487
156,000		ComfortDelgro Corp Ltd	164,228
36,000	e	Keihin Electric Express Railway Co Ltd	235,957
22,000	e	Keisei Electric Railway Co Ltd	121,126
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	761,798

METAL MINING - 3.27%
120,662	e	Alumina Ltd	304,229
109,319		Anglo American plc	3,692,759
31,597		Antofagasta plc	229,526
277,306		BHP Billiton Ltd	7,174,076
182,322		BHP Billiton plc	4,130,358
23,975		Boliden AB	100,826
25,769		Eurasian Natural Resources Corp	234,654
17,735		Kazakhmys plc	186,251
12,970		Lonmin plc	530,459
37,609		Newcrest Mining Ltd	781,437
29,433	e	Orica Ltd	497,073
238,858	e	Oxiana Ltd	303,083
44,165	e*	Paladin Resources Ltd	136,495
23,705	e	Rio Tinto Ltd	1,597,294
82,349		Rio Tinto plc	5,168,165
1,200	e	Sumitomo Titanium Corp	39,941
11,945		Vedanta Resources plc	250,372
52,731		Xstrata plc	1,643,340
		TOTAL METAL MINING	27,000,338

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.11%
12,040	e	Bulgari S.p.A.	107,774
17,000	e	Namco Bandai Holdings, Inc	186,891
4,500	e	Sankyo Co Ltd	228,418
2,179	e	Societe BIC S.A.	113,206
14,600	e	Yamaha Corp	248,955
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	885,244

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS RETAIL - 0.68%
43,322		Compagnie Financiere Richemont AG.	$1,914,115
72,812		Home Retail Group	306,850
177,000		Hutchison Whampoa Ltd	1,359,456
53,500		Lifestyle International Holdings Ltd	60,767
9,534		Metro AG.	478,094
16,042		Next plc	295,786
70,600		Nippon Mining Holdings, Inc	284,379
72,858		Origin Energy Ltd	942,387
		TOTAL MISCELLANEOUS RETAIL	5,641,834

MOTION PICTURES - 0.02%
9,100	e	Toho Co Ltd	190,438
		TOTAL MOTION PICTURES	190,438

NONDEPOSITORY INSTITUTIONS - 0.42%
5,080	e	Acom Co Ltd	173,615
5,600	e	Aeon Credit Service Co Ltd	57,156
5,950	e	Aiful Corp	46,038
13,100		Credit Saison Co Ltd	215,298
67,606	e	Criteria Caixacorp S.A.	325,045
6,804		Deutsche Postbank AG.	257,735
14,679	e	Hypo Real Estate Holding AG.	86,592
43,105		ICAP plc	278,027
37,800		Investor AB (B Shares)	707,840
7,650		ORIX Corp	957,841
3,109	e	Perpetual Trustees Australia Ltd	119,451
5,050	e	Promise Co Ltd	97,718
8,750	e	Takefuji Corp	113,865
		TOTAL NONDEPOSITORY INSTITUTIONS	3,436,221

OIL AND GAS EXTRACTION - 1.53%
15,606	e	Acergy S.A.	157,762
13,225	e	Aker Kvaerner ASA	214,157
276,615		BG Group plc	5,016,704
113,690		Boart Longyear Group	102,549
10,880	*	Cairn Energy plc	406,090
10,816	*	Compagnie Generale de Geophysique S.A.	343,182
1,900	e	Idemitsu Kosan Co Ltd	153,876
69	e	Inpex Holdings, Inc	586,391
2,300	e	Japan Petroleum Exploration Co	118,066
17,774	*	Lundin Petroleum AB	148,504
10,640	e	Neste Oil Oyj	221,899
13,732	e*	Petroleum Geo-Services ASA	181,459
21,964		Saipem S.p.A.	657,186
49,407		Santos Ltd	755,992
11,472	e	SBM Offshore NV	245,595
23,203	e	SeaDrill Ltd	480,723
8,460	e	Technip S.A.	475,378
59,743		Tullow Oil plc	763,833
39,989		Woodside Petroleum Ltd	1,613,592
		TOTAL OIL AND GAS EXTRACTION	12,642,938

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
PAPER AND ALLIED PRODUCTS - 0.37%
4,269	e	Holmen AB (B Shares)	$138,907
26,600	e	Lee & Man Paper Manufacturing Ltd	14,578
10,238		Metso Oyj	251,101
30,463		Mondi plc	142,176
72	e	Nippon Paper Group, Inc	210,411
71,000	e	OJI Paper Co Ltd	356,951
48,288		Stora Enso Oyj (R Shares)	471,827
46,769		Svenska Cellulosa AB (B Shares)	495,441
3,500	e	Uni-Charm Corp	268,670
43,175		UPM-Kymmene Oyj	673,632
		TOTAL PAPER AND ALLIED PRODUCTS	3,023,694

PERSONAL SERVICES - 0.02%
150,674		Rentokil Initial plc	186,941
		TOTAL PERSONAL SERVICES	186,941

PETROLEUM AND COAL PRODUCTS - 6.02%
1,554,683		BP plc	12,947,858
46,000		Cosmo Oil Co Ltd	109,111
215,400		ENI S.p.A.	5,709,406
10,116		Hellenic Petroleum S.A.	107,798
13,697		OMV AG.	577,330
60,799		Repsol YPF S.A.	1,801,833
292,517		Royal Dutch Shell plc (A Shares)	8,448,015
225,835		Royal Dutch Shell plc (B Shares)	6,344,344
15,200		Showa Shell Sekiyu KK	148,043
106,550	e	Statoil ASA	2,531,983
23,000	e	TonenGeneral Sekiyu KK	188,905
178,338	e	Total S.A.	10,834,017
		TOTAL PETROLEUM AND COAL PRODUCTS	49,748,643

PRIMARY METAL INDUSTRIES - 1.55%
11,462	e	Acerinox S.A.	205,306
71,756		Arcelor	3,634,944
63,037	e	BlueScope Steel Ltd	371,515
24,000	e	Daido Steel Co Ltd	127,019
21,000		DOWA HOLDINGS CO Ltd	94,168
53,000		Furukawa Electric Co Ltd	234,042
17,832		Johnson Matthey plc	433,804
220,000		Kobe Steel Ltd	442,701
2,800	e	Maruichi Steel Tube Ltd	76,905
96,000		Mitsubishi Materials Corp	301,537
53,000	e	Mitsui Mining & Smelting Co Ltd	123,706
424,000	e	Nippon Steel Corp	1,600,665
59,000	e	Nisshin Steel Co Ltd	114,132
56,515		Norsk Hydro ASA	382,337
69,255	e	OneSteel Ltd	256,181
9,447		Outokumpu Oyj	150,511
3,410		Salzgitter AG.	344,838
62,100	e	Sumitomo Electric Industries Ltd	675,906
319,000	e	Sumitomo Metal Industries Ltd	988,948
46,000		Sumitomo Metal Mining Co Ltd	461,000
2,300	e	Toho Titanium Co Ltd	35,589

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
8,600	e	Tokyo Steel Manufacturing Co Ltd	$95,024
10,329		Umicore	318,981
4,401	e	Vallourec	949,638
9,559		Voestalpine AG.	298,703
3,200	e	Yamato Kogyo Co Ltd	111,814
		TOTAL PRIMARY METAL INDUSTRIES	12,829,914

PRINTING AND PUBLISHING - 0.79%
50,000	e	Dai Nippon Printing Co Ltd	674,420
22,529		Daily Mail & General Trust	130,016
107,886	e	John Fairfax Holdings Ltd	231,162
9,978	e	Lagardere S.C.A.	449,772
68,836	e	Orkla ASA	633,456
10,365	e	PagesJaunes Groupe S.A.	144,640
66,942		Pearson plc	725,233
6,258	e	Promotora de Informaciones S.A.	42,258
51,866		Reed Elsevier NV	769,432
91,244		Reed Elsevier plc	908,584
6,560	e	Sanoma-WSOY Oyj	124,052
121,000	e	Singapore Press Holdings Ltd	337,587
16,245		Thomson Reuters plc	362,995
44,000	e	Toppan Printing Co Ltd	343,145
18,526		United Business Media Ltd	163,192
24,576		Wolters Kluwer NV	498,110
		TOTAL PRINTING AND PUBLISHING	6,538,054

RAILROAD TRANSPORTATION - 0.70%
46,318	e	Asciano Group	121,093
130		Central Japan Railway Co	1,225,838
278		East Japan Railway Co	2,073,222
39,975		Firstgroup plc	381,632
101,000	e	Hankyu Hanshin Holdings, Inc	463,913
116,611		MTR Corp	344,322
52,000	e	Odakyu Electric Railway Co Ltd	384,898
42,961		Stagecoach Group plc	195,236
141		West Japan Railway Co	603,829
		TOTAL RAILROAD TRANSPORTATION	5,793,983

REAL ESTATE - 2.16%
5,000	e	Aeon Mall Co Ltd	149,022
74,275		Ascendas Real Estate Investment Trust	98,119
42,400		British Land Co plc	571,919
141,000		CapitaLand Ltd	307,349
116,000		Cheung Kong Holdings Ltd	1,314,109
69,680		Chinese Estates Holdings Ltd	86,345
41,400	e	City Developments Ltd	258,878
3,530		Corio NV	250,799
242,253		DB RREEF Trust	284,961
1,288		Gecina S.A.	138,823
216,000	e*	Genting International plc	69,285
24,008		Hammerson plc	423,258
70,000	e	Hang Lung Group Ltd	221,735
172,000		Hang Lung Properties Ltd	404,894
89,344		Henderson Land Development Co Ltd	398,275

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
45,384		Hysan Development Co Ltd	$118,138
1,630		ICADE	132,055
37,611	e	IMMOFINANZ Immobilien Anlagen AG.	133,052
7,211		IVG Immobilien AG.	69,478
30,000	e	Keppel Land Ltd	59,919
50,623		Kerry Properties Ltd	164,072
5,901	e	Klepierre	230,961
12,353	e	Leighton Holdings Ltd	380,217
9,900	e	Leopalace21 Corp	76,552
20,348	e	Liberty International plc	351,852
177,701	e	Link Real Estate Investment Trust	369,399
123,684	e	Macquarie Goodman Group	249,584
82,189		Mirvac Group	167,528
98,000		Mitsubishi Estate Co Ltd	1,931,104
70,000	e	Mitsui Fudosan Co Ltd	1,352,536
270,000	e*	Mongolia Energy Co ltd	145,390
199,694		New World Development Ltd	222,407
5,000	e	Nomura Real Estate Holdings, Inc	119,098
34,993		Segro plc	263,833
141,448		Sino Land Co	158,421
121,491		Stockland Trust Group	545,407
32,000		Sumitomo Realty & Development Co Ltd	696,919
117,000		Sun Hung Kai Properties Ltd	1,205,659
22,000		Tokyo Tatemono Co Ltd	104,622
38,000	e	Tokyu Land Corp	141,248
6,784	e	Unibail	1,372,608
145,414	e	Westfield Group	1,991,872
73,000	e	Wheelock & Co Ltd	132,409
28,000	e	Yanlord Land Group Ltd	18,367
		TOTAL REAL ESTATE	17,882,478

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.85%
62,829		Bayer AG.	4,601,415
50,600	e	Bridgestone Corp	957,935
38,000	e	Denki Kagaku Kogyo KK	99,970
11,947		Michelin (C.G.D.E.) (Class B)	773,836
53,000	e	Mitsui Chemicals, Inc	233,654
8,487		Nokian Renkaat Oyj	204,222
209,588		Pirelli & C S.p.A.	123,662
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	6,994,694

SECURITY AND COMMODITY BROKERS - 1.56%
14,197	e	Australian Stock Exchange Ltd	349,970
17,147	e	Babcock & Brown Ltd	28,056
86,825		Credit Suisse Group	4,054,897
111,000	e	Daiwa Securities Group, Inc	808,495
16,180		Deutsche Boerse AG.	1,480,639
84,700	e	Hong Kong Exchanges and Clearing Ltd	1,043,200
493,829		Legal & General Group plc	891,229
12,116	e	London Stock Exchange Group plc	191,852
22,813	e	Macquarie Group Ltd	702,443
142,519		Man Group plc	870,916
144,900	e	Nomura Holdings, Inc	1,890,960
9,877		Schroders plc	182,211

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
42,000		Shinko Securities Co Ltd	$118,589
71,000	e	Singapore Exchange Ltd	309,288
		TOTAL SECURITY AND COMMODITY BROKERS	12,922,745

SPECIAL TRADE CONTRACTORS - 0.01%
10,000		Kinden Corp	95,265
		TOTAL SPECIAL TRADE CONTRACTORS	95,265

STONE, CLAY, AND GLASS PRODUCTS - 0.94%
84,000		Asahi Glass Co Ltd	738,412
48,233	e	Boral Ltd	239,496
22,227	e	Cimpor Cimentos de Portugal S.A.	142,485
23,545	e	Compagnie de Saint-Gobain	1,217,947
44,564		CRH plc	943,072
4,405	e	FLSmidth & Co AS	223,678
2,074	e	HeidelbergCement AG.	219,169
17,509		Holcim Ltd	1,283,259
5,635	e	Italcementi S.p.A.	69,800
7,634		Italcementi S.p.A.	71,949
34,994		James Hardie Industries NV	142,590
12,170		Lafarge S.A.	1,281,358
21,000	e	NGK Insulators Ltd	257,091
50,000	e	Nippon Sheet Glass Co Ltd	258,941
2,239	e	Pargesa Holding S.A.	192,696
70,000		Taiheiyo Cement Corp	102,054
22,000	e	Toto Ltd	162,691
6,728	e	Wienerberger AG.	182,668
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	7,729,356

TEXTILE MILL PRODUCTS - 0.03%
74,000	e	Teijin Ltd	222,359
		TOTAL TEXTILE MILL PRODUCTS	222,359

TOBACCO PRODUCTS - 1.03%
124,002		British American Tobacco plc	4,048,327
84,283		Imperial Tobacco Group plc	2,705,547
373		Japan Tobacco, Inc	1,405,868
20,933		Swedish Match AB	365,917
		TOTAL TOBACCO PRODUCTS	8,525,659

TRANSPORTATION BY AIR - 0.74%
2,415	e	Aeroports de Paris	199,399
11,194	e	Air France-KLM	256,292
54,000	e	All Nippon Airways Co Ltd	192,367
77,089		Auckland International Airport Ltd	101,301
47,852		British Airways plc	145,988
99,000	e	Cathay Pacific Airways Ltd	168,864
12,750	*	Continental AG.	1,267,232
18,980		Deutsche Lufthansa AG.	371,027
2,888		Fraport AG. Frankfurt Airport Services Worldwide	171,629
5,200	e	Hong Kong Aircraft Engineerg	59,798
37,363	e	Iberia Lineas Aereas de Espana	90,948
70,000	e*	Japan Airlines Corp	144,138
56,875		Macquarie Airports	125,039

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
5,362		Merck KGaA	$571,821
80,372		Qantas Airways Ltd	204,899
25,825	*	Ryanair Holdings plc	82,390
900	e*	Ryanair Holdings plc (ADR)	20,187
74,970		SABMiller plc	1,463,764
44,933		Singapore Airlines Ltd	451,392
		TOTAL TRANSPORTATION BY AIR	6,088,475

TRANSPORTATION EQUIPMENT - 5.31%
292,215		BAE Systems plc	2,154,188
27,436		Bayerische Motoren Werke AG.	1,063,440
91,604		Cobham plc	311,388
67,000	e	Cosco Corp Singapore Ltd	71,908
15,000	e	Daihatsu Motor Co Ltd	164,104
71,989		DaimlerChrysler AG.	3,574,465
354		DaimlerChrysler AG.	17,877
40,400	e	Denso Corp	990,924
27,012	e	European Aeronautic Defence and Space Co	460,949
58,860		Fiat S.p.A.	790,957
56,487		GKN plc	200,631
20,000	e	Hino Motors Ltd	80,864
136,100	e	Honda Motor Co Ltd	4,128,288
106,000		Isuzu Motors Ltd	294,577
11,009	e	Jardine Cycle & Carriage Ltd	121,098
16,000		JTEKT Corp	182,556
120,000	e	Kawasaki Heavy Industries Ltd	256,031
106,000		Keppel Corp Ltd	585,735
8,770	e	MAN AG.	590,453
77,000	e	Mazda Motor Corp	313,584
299,000	e*	Mitsubishi Motors Corp	503,844
53,000		Mitsui Engineering & Shipbuilding Co Ltd	100,996
12,000		NHK Spring Co Ltd	66,554
37,000	e	NSK Ltd	213,746
12,613	e	Peugeot S.A.	474,705
15,348	e	Renault S.A.	978,118
151,244		Rolls-Royce Group plc	915,778
29,904		Scania AB (B Shares)	368,303
69,600	e	SembCorp Marine Ltd	147,967
5,400	e	Shimano, Inc	185,900
71,695		Siemens AG.	6,687,494
109,000		Singapore Technologies Engineering Ltd	206,992
7,402		Thales S.A.	373,540
3,800		Tokai Rika Co Ltd	48,265
69,848		Tomkins plc	195,022
5,200	e	Toyoda Gosei Co Ltd	88,351
14,900	e	Toyota Industries Corp	376,025
226,600	e	Toyota Motor Corp	9,687,710
12,032	e	Volkswagen AG.	4,714,695
90,360		Volvo AB (B Shares)	816,363
16,100		Yamaha Motor Co Ltd	219,895
3,302	e	Zodiac S.A.	157,476
		TOTAL TRANSPORTATION EQUIPMENT	43,881,756

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION SERVICES - 0.09%
6,781	e*	KarstadtQuelle AG.	$22,243
10,162		National Express Group plc	146,946
51,043	e	Toll Holdings Ltd	289,137
17,711	e	TUI AG.	292,558
		TOTAL TRANSPORTATION SERVICES	750,884

TRUCKING AND WAREHOUSING - 0.43%
70,186		Deutsche Post AG.	1,464,396
15,978		DSV AS	254,375
21,000		Kamigumi Co Ltd	157,753
10,000	e	Mitsubishi Logistics Corp	126,706
66,000		Nippon Express Co Ltd	294,639
31,494		TNT NV	872,596
33,000	e	Yamato Transport Co Ltd	369,605
		TOTAL TRUCKING AND WAREHOUSING	3,540,070

WATER TRANSPORTATION - 0.50%
45		AP Moller - Maersk AS (Class A)	388,171
91		AP Moller - Maersk AS (Class B)	791,587
13,541		Carnival plc	403,591
4,340	e	Frontline Ltd	204,962
1,932		Hamburger Hafen und Logistik AG.	114,593
51,000	e	Kawasaki Kisen Kaisha Ltd	315,520
4,339		Kuehne & Nagel International AG.	289,509
95,000	e	Mitsui OSK Lines Ltd	825,393
38,000	e	Neptune Orient Lines Ltd	48,463
92,000	e	Nippon Yusen Kabushiki Kaisha	599,712
17,800		Orient Overseas International Ltd	45,598
138,000	e	Pacific Basin Shipping Ltd	114,734
76,000		Shun TAK Holdings Ltd	26,169
		TOTAL WATER TRANSPORTATION	4,168,002

WHOLESALE TRADE-DURABLE GOODS - 1.69%
26,078	e	Assa Abloy AB (Class B)	315,792
26,437		Bunzl plc	311,019
5,400		Canon Marketing Japan, Inc	82,715
104,719	e*	Fortescue Metals Group Ltd	398,420
125,000	e	Itochu Corp	753,020
187,300		Li & Fung Ltd	458,332
112,000	e	Mitsubishi Corp	2,336,337
144,000		Mitsui & Co Ltd	1,787,662
187,400	e	Nissan Motor Co Ltd	1,267,158
9,028		Prysmian S.p.A.	177,588
6,749		Rautaruukki Oyj	134,879
605	e	Rockwool International AS (B Shares)	51,745
18,320	e	Schneider Electric S.A.	1,573,221
12,725		Sims Group Ltd	308,309
93,400	e	Sumitomo Corp	870,847
9,600	e	THK Co Ltd	149,376
29,886		ThyssenKrupp AG.	897,295
5,880	e	Valeo S.A.	177,939
53,686		Wesfarmers Ltd	1,248,507
11,526		Wesfarmers Ltd	265,319

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
54,927		Wolseley plc	$415,169
		TOTAL WHOLESALE TRADE-DURABLE GOODS	13,980,649

WHOLESALE TRADE-NONDURABLE GOODS - 0.94%
13,048	e	Billabong International Ltd	145,697
3,486		Casino Guichard Perrachon S.A.	311,054
7,059		Celesio AG.	308,072
4,032		Danisco AS	226,615
87,800		Esprit Holdings Ltd	544,234
159,050		Foster's Group Ltd	710,602
13,000	e	Kikkoman Corp	176,085
137,000	e	Marubeni Corp	621,019
63,102	e	Metcash Ltd	201,996
110,000	e	Nippon Oil Corp	553,925
5,700	e	Suzuken Co Ltd	173,215
134,024	e	Unilever NV	3,772,627
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	7,745,141

		TOTAL COMMON STOCKS	818,068,189
		(Cost $948,472,678)

PREFERRED STOCKS - 0.45%

CHEMICALS AND ALLIED PRODUCTS - 0.06%
14,765	e	Henkel KGaA	538,569
		TOTAL CHEMICALS AND ALLIED PRODUCTS	538,569

COMMUNICATIONS - 0.01%
6,751	e	ProSiebenSat.1 Media AG.	45,667
		TOTAL COMMUNICATIONS	45,667

ELECTRIC, GAS, AND SANITARY SERVICES - 0.03%
3,225		RWE AG.	231,920
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	231,920

HOLDING AND OTHER INVESTMENT OFFICES - 0.01%
5,461	*	Istituto Finanziario Industriale S.p.A.	60,323
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	60,323

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.03%
4,229		Schindler Holding AG.	254,577
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	254,577

INSTRUMENTS AND RELATED PRODUCTS - 0.06%
6,700		Fresenius SE	487,602
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	487,602

INSURANCE AGENTS, BROKERS AND SERVICE - 0.01%
72,773		Unipol S.p.A.	123,626
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	123,626

TRANSPORTATION EQUIPMENT - 0.24%
4,286		Bayerische Motoren Werke AG.	131,451
7,252		Porsche AG.	786,409

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
8,730		Volkswagen AG.	$1,086,839
		TOTAL TRANSPORTATION EQUIPMENT	2,004,699

		TOTAL PREFERRED STOCKS	3,746,983
		(Cost $4,803,996)

RIGHTS - 0.00% **
PRIMARY METAL INDUSTRIES - 0.00% **
8,000	m,v	Dowa Mining	75
		TOTAL PRIMARY METAL INDUSTRIES	75
		TOTAL RIGHTS	75
		(Cost $0)

SHORT-TERM INVESTMENTS - 22.49%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 22.49%
185,835,083		State Street Navigator Securities Lending Prime Portfolio	185,835,083
			185,835,083

		TOTAL SHORT-TERM INVESTMENTS	185,835,083
		(Cost $185,835,083)

		TOTAL PORTFOLIO - 121.94%	1,007,650,330
		(Cost $1,139,111,757)

		OTHER ASSETS & LIABILITIES, NET - (21.94)%	(181,316,748)

		NET ASSETS - 100.00%	$826,333,582

	*	Non-income producing.
	**	Percentage less than 0.01%.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security that has been deemed illiquid.
	v	Security valued at fair value.

		ABBREVIATION:
		ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SUMMARY OF MARKET VALUES BY COUNTRY
INTERNATIONAL EQUITY INDEX FUND
September 30, 2008

		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES OF AMERICA	$190,072,221	18.86%
TOTAL DOMESTIC	190,072,221	18.86%

FOREIGN
AUSTRALIA	52,600,046	5.22
AUSTRIA	3,934,040	0.39
BELGIUM	7,375,576	0.73
CHINA	205,188	0.02
DENMARK	7,936,276	0.79
FINLAND	11,550,055	1.15
FRANCE	88,577,084	8.79
GERMANY	74,213,896	7.37
GREECE	5,378,423	0.53
HONG KONG	16,830,299	1.67
IRELAND	3,354,757	0.33
ITALY	30,351,389	3.01
JAPAN	182,556,912	18.12
LUXEMBORG	920,510	0.09
NETHERLANDS	21,305,975	2.12
NEW ZEALAND	776,541	0.08
NORWAY	7,091,036	0.70
PORTUGAL	2,474,936	0.25
SINGAPORE	9,297,389	0.92
SPAIN	34,604,420	3.43
SWEDEN	17,166,163	1.70
SWITZERLAND	63,902,283	6.34
UNITED KINGDOM	175,174,915	17.39
TOTAL FOREIGN	817,578,109	81.14
TOTAL PORTFOLIO	$1,007,650,330	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE
COMMON STOCK - 99.02%

AMUSEMENT AND RECREATION SERVICES - 0.66%
5,489		Aristocrat Leisure Ltd	$28,760
86,152		Ladbrokes plc	290,933
6,501		Lottomatica S.p.A.	170,232
13,123		OPAP S.A.	402,798
28,957		TABCORP Holdings Ltd	190,238
6,761		Tattersall's Ltd	13,037
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,095,998

APPAREL AND ACCESSORY STORES - 0.17%
6,970		Hennes & Mauritz AB (B Shares)	285,392
		TOTAL APPAREL AND ACCESSORY STORES	285,392

APPAREL AND OTHER TEXTILE PRODUCTS - 0.06%
1,600		Shimamura Co Ltd	107,297
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	107,297

AUTO REPAIR, SERVICES AND PARKING - 0.48%
32,273		Standard Chartered plc	794,095
		TOTAL AUTO REPAIR, SERVICES AND PARKING	794,095

BUSINESS SERVICES - 1.95%
4,429		Adecco S.A.	192,403
7,900		Computershare Ltd	59,722
59,000		Fujitsu Ltd	331,695
80,624		Group 4 Securicor plc	291,555
1,800		Konami Corp	45,293
13,317		LogicaCMG plc	26,055
4,590		Mitsubishi UFJ Lease & Finance Co Ltd	150,205
18,000		NEC Corp	76,934
19,068		Publicis Groupe S.A.	600,584
320		Rakuten, Inc	180,570
28,706		Sage Group plc	100,547
5,293		SAP AG.	281,899
3,500		Softbank Corp	45,611
2,040		USS Co Ltd	131,203
91,152		WPP Group plc	737,288
		TOTAL BUSINESS SERVICES	3,251,564

CHEMICALS AND ALLIED PRODUCTS - 10.57%
1,335	*	Actelion Ltd	68,791
18,300		Astellas Pharma, Inc	768,952
14,156		AstraZeneca plc (ADR)	621,165
27,443		BASF AG.	1,308,385
3,996		Christian Dior S.A.	303,066
10,281		CSL Ltd	311,462
4,000		Dainippon Sumitomo Pharma Co Ltd	32,768

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
16,096		DSM NV	$761,335
199		Eramet	76,237
112,226		GlaxoSmithKline plc	2,431,118
1,218		Grifols S.A.	31,122
5,875		Henkel KGaA	214,297
1,774		Henkel KGaA	54,408
900		Hisamitsu Pharmaceutical Co, Inc	39,391
40,360		Incitec Pivot Ltd	161,705
5,000		Kao Corp	134,088
17,000		Kingboard Chemical Holdings Ltd	58,046
8,000		Kuraray Co Ltd	79,522
5,900		Mediceo Paltac Holdings Co Ltd	72,180
89,500		Mitsubishi Chemical Holdings Corp	473,074
52,930		Novartis AG.	2,786,739
7,175		Novo Nordisk AS (Class B)	371,968
6,257		Reckitt Benckiser Group plc	303,370
7,183		Roche Holding AG.	1,124,440
24,626		Sanofi-Aventis	1,619,048
2,600		Shin-Etsu Chemical Co Ltd	123,632
9,000		Shionogi & Co Ltd	182,289
21,979		Shire Ltd	347,557
4,000		Shiseido Co Ltd	89,574
4,787		Syngenta AG.	1,009,501
3,000		Taisho Pharmaceutical Co Ltd	59,502
16,000		Takeda Pharmaceutical Co Ltd	805,608
16,000		Tanabe Seiyaku Co Ltd	222,370
157,000		UBE Industries Ltd	423,323
3,609		Yara International ASA	128,444
		TOTAL CHEMICALS AND ALLIED PRODUCTS	17,598,477

COMMUNICATIONS - 6.62%
37,969		BT Group plc	110,074
12,121		Cable & Wireless plc	35,995
82,935		Deutsche Telekom AG.	1,259,552
54,281		France Telecom S.A.	1,522,560
93,000	*	Hutchison Telecommunications International Ltd	103,858
49		Jupiter Telecommunications Co	35,281
75		KDDI Corp	424,850
161		Nippon Telegraph & Telephone Corp	718,614
66		NTT DoCoMo, Inc	105,646
257,000		PCCW Ltd	107,087
19,385		Portugal Telecom SGPS S.A.	194,938
25,644		Royal KPN NV	370,349
18,000		Singapore Telecommunications Ltd	41,143
2,400		Tele2 AB (B Shares)	27,390
71,965		Telefonica S.A.	1,711,152
19,643		Telenor ASA	244,603
123,559		Telstra Corp Ltd	414,535
40,678		Vivendi Universal S.A.	1,275,284
104,943		Vodafone Group plc (ADR)	2,319,240
		TOTAL COMMUNICATIONS	11,022,151

DEPOSITORY INSTITUTIONS - 15.65%
25,564		Alpha Bank S.A.	556,559

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
21,931		Australia & New Zealand Banking Group Ltd	$338,817
199,652		Banca Monte dei Paschi di Siena S.p.A.	496,901
34,745		Banco Bilbao Vizcaya Argentaria S.A.	561,852
6,550		Banco Espirito Santo S.A.	81,218
150,310		Banco Santander Central Hispano S.A.	2,253,795
102,368		Bank of Ireland	570,694
36,000		Bank of Kyoto Ltd	367,425
133,237		Barclays plc	791,620
12,826		Bendigo Bank Ltd	122,440
7,651		BNP Paribas	730,346
68,000		BOC Hong Kong Holdings Ltd	121,568
14,000		Chiba Bank Ltd	73,403
12,423		Commonwealth Bank of Australia	437,832
26,669		Credit Agricole S.A.	513,641
4,000		DBS Group Holdings Ltd	47,669
3,693		Deutsche Bank AG.	264,186
57,307		Dexia	625,988
13,402		Erste Bank der Oesterreichischen Sparkassen AG.	667,212
29,800		Hang Seng Bank Ltd	563,343
5,000		Hokuhoku Financial Group, Inc	11,158
155,631		HSBC Holdings plc	2,517,838
57,194		ING Groep NV	1,226,111
19,342		Investec plc	105,682
205,792		Lloyds TSB Group plc	826,933
124,200		Mitsubishi UFJ Financial Group, Inc	1,083,054
96,000		Mitsui Trust Holdings, Inc	518,277
92		Mizuho Financial Group, Inc	402,329
18,890		National Australia Bank Ltd	381,246
10,842		National Bank of Greece S.A.	439,367
73,162		Natixis	244,998
89,800		Nordea Bank AB	1,072,117
7,480		OKO Bank (Class A)	109,008
40,000		Oversea-Chinese Banking Corp	201,960
2,639		Raiffeisen International Bank Holding AG.	190,605
96,443		Royal Bank of Scotland Group plc	311,117
57,000		Shinsei Bank Ltd	175,321
8,635		St George Bank Ltd	203,809
180		Sumitomo Mitsui Financial Group, Inc	1,128,538
43,000		Sumitomo Trust & Banking Co Ltd	286,485
2,690		Suncorp-Metway Ltd	20,446
9,294		Swedbank AB (A Shares)	121,505
87,438	*	UBS A.G.	1,494,528
320,123		UniCredito Italiano S.p.A	1,197,050
46,000		United Overseas Bank Ltd	549,922
47,113		Westpac Banking Corp	835,057
17,000		Yamaguchi Financial Group, Inc	207,462
		TOTAL DEPOSITORY INSTITUTIONS	26,048,432

EATING AND DRINKING PLACES - 0.29%
66,033		Compass Group plc	409,537
1,201		Sodexho Alliance S.A.	70,876
		TOTAL EATING AND DRINKING PLACES	480,413

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
ELECTRIC, GAS, AND SANITARY SERVICES - 6.58%
8,354		AGL Energy Ltd	$92,133
144,360		Centrica plc	812,278
13,100		Chubu Electric Power Co, Inc	308,672
15,000		Chugoku Electric Power Co, Inc	307,524
20,000		CLP Holdings Ltd	161,335
11,137		Contact Energy Ltd	58,960
38,820		Drax Group plc	522,694
45,065		E.ON AG.	2,268,432
4,700		Electric Power Development Co	151,776
123,012		Enel S.p.A.	1,026,865
9,349		Fortum Oyj	313,746
32,023		Gaz de France	1,666,038
9,300		Hokuriku Electric Power Co	223,786
67,500		Hong Kong Electric Holdings Ltd	423,965
40,663		Iberdrola S.A.	413,095
6,100		Kansai Electric Power Co, Inc	135,716
19,200		Kyushu Electric Power Co, Inc	400,216
38,000		Osaka Gas Co Ltd	130,845
3,251		Red Electrica de Espana	165,545
2,795		RWE AG.	266,466
21,722		Scottish & Southern Energy plc	552,733
28,131		Terna Rete Elettrica Nazionale S.p.A.	103,423
9,600		Tohoku Electric Power Co, Inc	206,347
7,400		Tokyo Electric Power Co, Inc	182,073
2,302		Union Fenosa S.A.	56,279
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	10,950,942

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.28%
62,188		ABB Ltd	1,205,105
119,000		Hitachi Ltd	803,366
7,872		Koninklijke Philips Electronics NV	213,587
3,400		Kyocera Corp	258,079
54,000		Matsushita Electric Industrial Co Ltd	930,933
43,000		Mitsubishi Electric Corp	290,124
84,802		Nokia Oyj	1,581,678
28,000		Ricoh Co Ltd	393,707
22,000	*	Sanyo Electric Co Ltd	38,198
19,900		Sony Corp	613,668
600		Stanley Electric Co Ltd	8,802
18,629		STMicroelectronics NV	188,903
23,300		Sumco Corp	368,789
39,000		Yaskawa Electric Corp	222,075
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,117,014

ENGINEERING AND MANAGEMENT SERVICES - 0.88%
7,049		Bilfinger Berger AG.	367,155
16,835		Cap Gemini S.A.	795,300
4,077		Fugro NV	240,757
2,315		WorleyParsons Ltd	57,260
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,460,472

FABRICATED METAL PRODUCTS - 0.48%
8,165		Rexam plc	58,011
6,704		Salzgitter AG.	677,946

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
4,500	Ssab Svenskt Stal AB (Series B)	$62,173
	TOTAL FABRICATED METAL PRODUCTS	798,130

FOOD AND KINDRED PRODUCTS - 4.57%
15,000	Asahi Breweries Ltd	262,898
12,086	Associated British Foods plc	153,369
3,284	Diageo plc	56,023
456,000	Golden Agri-Resources Ltd	101,670
11,077	Groupe Danone	785,712
14,550	InBev NV	865,647
5,509	Kerry Group plc (Class A)	161,316
33,000	Kirin Brewery Co Ltd	433,587
18,634	Lion Nathan Ltd	139,510
48,422	Nestle S.A.	2,092,678
2,000	Nippon Meat Packers, Inc	30,328
6,500	Nisshin Seifun Group, Inc	87,500
276,487	Parmalat S.p.A.	652,631
30,589	SABMiller plc	597,241
5,000	Sapporo Holdings Ltd	37,130
62,485	Tate & Lyle plc	429,271
5,000	Toyo Suisan Kaisha Ltd	126,755
20,084	Unilever plc	546,101
25,000	Wilmar International Ltd	44,335
	TOTAL FOOD AND KINDRED PRODUCTS	7,603,702

FOOD STORES - 2.13%
136	Colruyt S.A.	34,137
326	Delhaize Group	18,935
5,400	FamilyMart Co Ltd	228,493
63,808	Koninklijke Ahold NV	737,093
1,800	Lawson, Inc	83,008
13,800	Seven & I Holdings Co Ltd	396,472
69,609	Tesco plc	484,130
193,492	WM Morrison Supermarkets plc	899,815
30,053	Woolworths Ltd	662,007
	TOTAL FOOD STORES	3,544,090

FURNITURE AND HOME FURNISHINGS STORES - 0.13%
71,648	Harvey Norman Holdings Ltd	180,465
700	Nitori Co Ltd	41,590
	TOTAL FURNITURE AND HOME FURNISHINGS STORES	222,055

GENERAL BUILDING CONTRACTORS - 0.66%
3,838	Amec plc	44,023
9,559	Balfour Beatty plc	51,939
1,800	Daito Trust Construction Co Ltd	66,947
10,000	Daiwa House Industry Co Ltd	95,606
10,965	Fletcher Building Ltd	49,536
14,761	Vinci S.A.	695,481
8,986	YIT Oyj	93,835
	TOTAL GENERAL BUILDING CONTRACTORS	1,097,367

GENERAL MERCHANDISE STORES - 0.14%
13,100	Aeon Co Ltd	133,841

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
2,400	Isetan Mitsukoshi Holdings Ltd	$28,159
811	PPR	72,567
	TOTAL GENERAL MERCHANDISE STORES	234,567

HEALTH SERVICES - 0.07%
539	Fresenius Medical Care AG.	27,902
8,037	Sonic Healthcare Ltd	85,493
	TOTAL HEALTH SERVICES	113,395

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.24%
8,006	Boskalis Westminster	379,485
518	Saipem S.p.A.	15,499
	TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	394,984

HOLDING AND OTHER INVESTMENT OFFICES - 1.11%
80,000	Ascendas Real Estate Investment Trust	105,682
85,000	CapitaCommercial Trust	79,036
73,569	CFS Gandel Retail Trust	133,485
1,846	Eurazeo	156,053
71,530	GPT Group	104,559
1,424	Groupe Bruxelles Lambert S.A.	122,903
3,759	Heineken Holding NV	147,574
5,500	Jafco Co Ltd	207,308
25	Japan Real Estate Investment Corp	201,734
12	Japan Retail Fund Investment Corp	49,337
43,707	Macquarie Infrastructure Group	82,876
163,090	Macquarie Office Trust	104,200
271	Nationale A Portefeuille	17,935
13,000	NWS Holdings Ltd	23,327
326	SBI Holdings, Inc	48,803
14,163	Westfield Group	194,004
22,000	Wharf Holdings Ltd	62,852
	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,841,668

HOTELS AND OTHER LODGING PLACES - 0.01%
12,000	United Overseas Land Ltd	21,224
	TOTAL HOTELS AND OTHER LODGING PLACES	21,224

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.18%
58,500	Alfa Laval AB	605,360
5,313	Alstom RGPT	403,307
3,000	Amada Co Ltd	16,475
1,800	ASM Pacific Technology	10,404
8,942	ASML Holding NV	156,276
25,007	Brambles Ltd	156,035
19,700	Canon, Inc	746,844
6,600	Hitachi Construction Machinery Co Ltd	163,130
4,000	Itochu Techno-Science Corp	101,888
31,900	Komatsu Ltd	522,251
11,000	Kubota Corp	69,382
1,000	Kurita Water Industries Ltd	23,422
11,400	Makita Corp	233,534
22,000	Mitsubishi Heavy Industries Ltd	95,557
12,000	NTN Corp	62,362

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
7,100		Seiko Epson Corp	$165,115
831		Sulzer AG.	88,416
125	*	Vestas Wind Systems AS	10,911
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,630,669

INSTRUMENTS AND RELATED PRODUCTS - 1.01%
458		Cochlear Ltd	21,947
30,669		Finmeccanica S.p.A.	664,830
2,000		Nikon Corp	47,978
46,000		Nippon Electric Glass Co Ltd	416,689
3,783		Synthes, Inc	523,349
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,674,793

INSURANCE AGENTS, BROKERS AND SERVICE - 1.23%
219,130		HBOS plc	497,157
24,300		Millea Holdings, Inc	892,145
30,463		QBE Insurance Group Ltd	656,966
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,046,268

INSURANCE CARRIERS - 4.05%
45,000		Aioi Insurance Co Ltd	224,457
2,900		Allianz AG.	397,585
19,714		AMP Ltd	112,097
3,276		AXA S.A.	107,238
7,919		Baloise Holding AG.	540,668
4,258		CNP Assurances	480,942
172,262		Corp Mapfre S.A.	753,027
12,783		Hannover Rueckversicherung AG.	467,834
8,067		Muenchener Rueckver AG.	1,216,866
245,029		Royal & Sun Alliance Insurance Group plc	655,118
13,763		SCOR	267,619
3,000		Sompo Japan Insurance, Inc	25,463
162,313		Standard Life plc	707,601
3,292		Swiss Life Holding	477,949
1,119		Zurich Financial Services AG.	309,874
		TOTAL INSURANCE CARRIERS	6,744,338

LEATHER AND LEATHER PRODUCTS - 0.25%
6,586		Adidas-Salomon AG.	351,822
690		LVMH Moet Hennessy Louis Vuitton S.A.	60,578
		TOTAL LEATHER AND LEATHER PRODUCTS	412,400

METAL MINING - 3.56%
38,647		Anglo American plc	1,305,483
64,453		BHP Billiton Ltd	1,667,438
40,468		BHP Billiton plc	916,770
45,146		Kazakhmys plc	474,118
7,192		Newcrest Mining Ltd	149,435
7,097		Rio Tinto Ltd	478,211
7,521		Rio Tinto plc	472,013
14,626		Xstrata plc	455,813
		TOTAL METAL MINING	5,919,281

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.97%
8,814		Compagnie Financiere Richemont AG.	$389,433
2,400		Nintendo Co Ltd	1,018,017
4,200		Sankyo Co Ltd	213,190
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,620,640

MISCELLANEOUS RETAIL - 0.38%
57,297		Home Retail Group	241,466
44,000		Hutchison Whampoa Ltd	337,944
4,434		Origin Energy Ltd	57,352
		TOTAL MISCELLANEOUS RETAIL	636,762

NONDEPOSITORY INSTITUTIONS - 1.48%
2,810		Acom Co Ltd	96,035
1,800		Aeon Credit Service Co Ltd	18,372
2,500		Credit Saison Co Ltd	41,087
25,992		Criteria Caixacorp S.A.	124,968
36,260		Investor AB (B Shares)	679,002
1,700		ORIX Corp	212,854
10,964		Siemens AG.	1,022,689
20,020		Takefuji Corp	260,523
		TOTAL NONDEPOSITORY INSTITUTIONS	2,455,530

OIL AND GAS EXTRACTION - 1.35%
65,666		BG Group plc	1,190,922
20,571		Boart Longyear Group	18,555
4,249	*	Petroleum Geo-Services ASA	56,148
19,041		Santos Ltd	291,352
7,700		SeaDrill Ltd	159,530
3,049		Technip S.A.	171,327
9,103		Woodside Petroleum Ltd	367,315
		TOTAL OIL AND GAS EXTRACTION	2,255,149

PAPER AND ALLIED PRODUCTS - 0.12%
1,524	*	Istituto Finanziario Industriale S.p.A.	16,834
35,000		OJI Paper Co Ltd	175,962
		TOTAL PAPER AND ALLIED PRODUCTS	192,796

PETROLEUM AND COAL PRODUCTS - 6.33%
40,400		BP plc (ADR)	2,026,867
2,471		Caltex Australia Ltd	24,442
58,778		ENI S.p.A.	1,557,973
19,000		Nippon Mining Holdings, Inc	76,532
2,716		OMV AG.	114,480
14,172		Repsol YPF S.A.	420,000
58,733		Royal Dutch Shell plc (A Shares)	1,696,234
68,887		Royal Dutch Shell plc (B Shares)	1,935,231
34,300		Showa Shell Sekiyu KK	334,071
10,250		Statoil ASA	243,574
34,697		Total S.A.	2,107,839
		TOTAL PETROLEUM AND COAL PRODUCTS	10,537,243

PRIMARY METAL INDUSTRIES - 1.98%
3,942		Arcelor	199,690
28,036		BlueScope Steel Ltd	165,233

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
84,000	Furukawa Electric Co Ltd	$370,934
6,500	JFE Holdings, Inc	201,605
103,000	Mitsubishi Materials Corp	323,524
184,000	Nippon Steel Corp	694,629
3,800	Sumitomo Electric Industries Ltd	41,360
55,000	Sumitomo Metal Industries Ltd	170,508
9,453	Umicore	291,928
2,466	Vallourec	532,108
5,768	Voestalpine AG.	180,240
3,500	Yamato Kogyo Co Ltd	122,296
	TOTAL PRIMARY METAL INDUSTRIES	3,294,055

PRINTING AND PUBLISHING - 0.33%
11,000	Dai Nippon Printing Co Ltd	148,372
2,514	John Fairfax Holdings Ltd	5,387
17,000	Singapore Press Holdings Ltd	47,430
35,000	Toppan Printing Co Ltd	272,957
7,768	United Business Media Ltd	68,427
	TOTAL PRINTING AND PUBLISHING	542,573

RAILROAD TRANSPORTATION - 0.83%
48	Central Japan Railway Co	452,617
46	East Japan Railway Co	343,051
24,000	MTR Corp	70,866
79,454	Stagecoach Group plc	361,078
38	West Japan Railway Co	162,734
	TOTAL RAILROAD TRANSPORTATION	1,390,346

REAL ESTATE - 2.13%
97,000	CapitaMall Trust	154,687
34,000	Cheung Kong Holdings Ltd	385,171
57,824	Chinese Estates Holdings Ltd	71,654
5,891	Corio NV	418,543
1,453	Gecina S.A.	156,607
63,000	Henderson Land Development Co Ltd	280,839
11,000	Hopewell Holdings	39,948
47,000	Hysan Development Co Ltd	122,345
16,488	Land Securities Group plc	372,391
4,805	Leighton Holdings Ltd	147,895
5,000	Mitsubishi Estate Co Ltd	98,526
11,000	Mitsui Fudosan Co Ltd	212,541
209,000	New World Development Ltd	232,772
18,500	Nomura Real Estate Holdings, Inc	440,663
14,454	Segro plc	108,977
130,000	Sino Land Co	145,599
2,000	Sumitomo Realty & Development Co Ltd	43,557
24,000	Tokyo Tatemono Co Ltd	114,133
	TOTAL REAL ESTATE	3,546,848

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.77%
16,153	Bayer AG.	1,182,999
3,500	Bridgestone Corp	66,260
1,104	Nokian Renkaat Oyj	26,566
	TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,275,825

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 0.72%
8,892		Australian Stock Exchange Ltd	$219,196
89,877		Babcock & Brown Ltd	147,059
2,557		Credit Suisse Group	119,417
3,300		Hong Kong Exchanges and Clearing Ltd	40,644
108,820		Legal & General Group plc	196,391
5,178		Macquarie Group Ltd	159,438
51,183		Man Group plc	312,773
		TOTAL SECURITY AND COMMODITY BROKERS	1,194,918

SPECIAL TRADE CONTRACTORS - 0.07%
13,000		Kinden Corp	123,844
		TOTAL SPECIAL TRADE CONTRACTORS	123,844

STONE, CLAY, AND GLASS PRODUCTS - 0.35%
2,000		Asahi Glass Co Ltd	17,581
82,000		Nippon Sheet Glass Co Ltd	424,663
1,595		Pargesa Holding S.A.	137,271
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	579,515

TOBACCO PRODUCTS - 1.25%
46,460		British American Tobacco plc	1,516,792
10		Japan Tobacco, Inc	37,691
30,390		Swedish Match AB	531,229
		TOTAL TOBACCO PRODUCTS	2,085,712

TRANSPORTATION BY AIR - 0.20%
14,086		Qantas Airways Ltd	35,911
29,930		Singapore Airlines Ltd	300,673
		TOTAL TRANSPORTATION BY AIR	336,584

TRANSPORTATION EQUIPMENT - 5.39%
4,700		Aisin Seiki Co Ltd	115,103
111,773		BAE Systems plc	823,982
23,000		Daihatsu Motor Co Ltd	251,626
8,730		DaimlerChrysler AG.	433,470
47,299		Fiat S.p.A.	635,601
42,202		GKN plc	149,894
5,000		Hino Motors Ltd	20,216
28,900		Honda Motor Co Ltd	876,617
69,000		Isuzu Motors Ltd	191,753
8,000		Jardine Cycle & Carriage Ltd	87,999
1,300		JTEKT Corp	14,833
7,882		MAN AG.	530,668
45,000		Mazda Motor Corp	183,263
17,000	*	Mitsubishi Motors Corp	28,647
24,000		NHK Spring Co Ltd	133,107
28,000		NSK Ltd	161,754
10,183		Peugeot S.A.	383,249
12,692		Renault S.A.	808,853
22,722		Scania AB (B Shares)	279,848
17,100		Suzuki Motor Corp	316,849
4,048		Thales S.A.	204,281

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
97,729	Tomkins plc	$272,868
3,500	Toyoda Gosei Co Ltd	59,467
36,000	Toyota Motor Corp	1,539,089
1,438	Valeo S.A.	43,516
1,073	Volkswagen AG.	420,451
	TOTAL TRANSPORTATION EQUIPMENT	8,967,004

TRANSPORTATION SERVICES - 0.30%
25,383	Deutsche Lufthansa AG.	496,195
	TOTAL TRANSPORTATION SERVICES	496,195

TRUCKING AND WAREHOUSING - 0.51%
22,479	Deutsche Post AG.	469,013
3,158	Neopost S.A.	297,785
17,000	Nippon Express Co Ltd	75,892
	TOTAL TRUCKING AND WAREHOUSING	842,690

WATER TRANSPORTATION - 0.98%
10	AP Moller - Maersk AS (Class A)	86,260
72	AP Moller - Maersk AS (Class B)	626,311
1,740	Frontline Ltd	82,174
23,000	Mitsui OSK Lines Ltd	199,832
75,000	Nippon Yusen Kabushiki Kaisha	488,896
169,000	Pacific Basin Shipping Ltd	140,506
	TOTAL WATER TRANSPORTATION	1,623,979

WHOLESALE TRADE-DURABLE GOODS - 1.66%
3,500	Canon Marketing Japan, Inc	53,611
10,000	Itochu Corp	60,242
35,300	Mitsubishi Corp	736,362
46,000	Mitsui & Co Ltd	571,059
74,000	Nissan Motor Co Ltd	500,372
22,800	Sumitomo Corp	212,584
15,409	ThyssenKrupp AG.	462,639
7,422	Wesfarmers Ltd	172,604
	TOTAL WHOLESALE TRADE-DURABLE GOODS	2,769,473

WHOLESALE TRADE-NONDURABLE GOODS - 0.91%
13,620	Billabong International Ltd	152,084
8,474	Casino Guichard Perrachon S.A.	756,130
5,200	Esprit Holdings Ltd	32,233
4,000	Kikkoman Corp	54,180
26,000	Marubeni Corp	117,858
10,000	Nippon Oil Corp	50,357
164,000	Noble Group Ltd	156,069
4,800	Suzuken Co Ltd	145,865
1,566	Unilever NV	44,081
	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,508,857

	TOTAL COMMON STOCK
	(Cost $209,718,753)	164,787,716

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
PREFERRED STOCKS - 0.14%
TRANSPORTATION EQUIPMENT - 0.14%
2,124		Porsche AG.	$230,327
		TOTAL TRANSPORTATION EQUIPMENT	230,327
		TOTAL PREFERRED STOCKS
		(Cost $392,780)	230,327

		TOTAL PORTFOLIO - 99.16%
		(Cost $210,111,533)	165,018,043
		OTHER ASSETS & LIABILITIES, NET - 0.84%	1,399,704

		NET ASSETS - 100.00%	$166,417,747

		The following abbreviations are used in portfolio descriptions:
		ADR - American Depositary Receipt
		plc - Public Limited Company

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SUMMARY OF MARKET VALUES BY COUNTRY
ENHANCED INTERNATIONAL EQUITY INDEX FUND
September 30, 2008

		% OF
		TOTAL
COUNTRY	VALUE	PORTFOLIO
FOREIGN
AUSTRALIA	$10,561,051	6.40%
AUSTRIA	1,152,537	0.70
BELGIUM	1,977,473	1.20
DENMARK	1,095,450	0.66
FINLAND	2,124,833	1.29
FRANCE	18,108,860	10.97
GERMANY	14,673,186	8.89
GREECE	1,398,724	0.85
HONG KONG	3,692,375	2.24
IRELAND	732,010	0.45
ITALY	6,537,838	3.96
JAPAN	36,943,932	22.39
NETHERLANDS	4,884,094	2.96
NEW ZEALAND	108,496	0.07
NORWAY	914,473	0.55
PORTUGAL	276,156	0.17
SINGAPORE	1,783,429	1.08
SPAIN	6,490,835	3.93
SWEDEN	3,664,016	2.22
SWITZERLAND	12,560,561	7.61
UNITED KINGDOM	35,337,714	21.41
TOTAL FOREIGN	165,018,043	100.00
TOTAL PORTFOLIO	$165,018,043	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.78%

AMUSEMENT AND RECREATION SERVICES - 0.15%
7,400	*	Penn National Gaming, Inc	196,618
1,400	*	Ticketmaster	$15,022
4,100		Warner Music Group Corp	31,160
		TOTAL AMUSEMENT AND RECREATION SERVICES	242,800

APPAREL AND ACCESSORY STORES - 0.78%
27,400		Gap, Inc	487,172
2,200	*	Kohl's Corp	101,376
1,500		Limited Brands, Inc	25,980
17,800		Ross Stores, Inc	655,218
		TOTAL APPAREL AND ACCESSORY STORES	1,269,746

APPAREL AND OTHER TEXTILE PRODUCTS - 0.34%
8,200		Polo Ralph Lauren Corp (Class A)	546,448
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	546,448

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.52%
9,100		Advance Auto Parts	360,906
3,700	*	Autozone, Inc	456,358
800	*	Copart, Inc	30,400
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	847,664

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.24%
16,100		Lowe's Cos, Inc	381,409
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	381,409

BUSINESS SERVICES - 11.49%
38,000		Accenture Ltd (Class A)	1,444,000
16,600	*	Activision Blizzard, Inc	256,138
9,800	*	Adobe Systems, Inc	386,806
7,200	*	Akamai Technologies, Inc	125,568
6,000	*	Alliance Data Systems Corp	380,280
19,400	*	Autodesk, Inc	650,870
2,000		Brink's Co	122,040
1,100		CA, Inc	21,956
8,200	*	Compuware Corp	79,458
7,300	*	eBay, Inc	163,374
600	*	F5 Networks, Inc	14,028
100		Factset Research Systems, Inc	5,225
700		Fidelity National Information Services, Inc	12,922
13,100	*	Fiserv, Inc	619,892
5,700	*	Google, Inc (Class A)	2,282,964
6,400		IMS Health, Inc	121,024
16,800	*	Interpublic Group of Cos, Inc	130,200
14,200	*	Intuit, Inc	448,862

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,200	*	Kinetic Concepts, Inc	$34,308
400		Manpower, Inc	17,264
1,900		Mastercard, Inc (Class A)	336,927
242,800		Microsoft Corp	6,480,332
3,200	*	Monster Worldwide, Inc	47,712
143,500	*	Oracle Corp	2,914,485
14,600		Robert Half International, Inc	361,350
2,900	*	Sohu.com, Inc	161,675
10,300		Visa, Inc (Class A)	632,317
22,600	*	Yahoo!, Inc	390,980
		TOTAL BUSINESS SERVICES	18,642,957

CHEMICALS AND ALLIED PRODUCTS - 9.68%
34,000		Abbott Laboratories	1,957,720
100	*	Abraxis Bioscience, Inc	6,896
13,000		Air Products & Chemicals, Inc	890,370
800		Avon Products, Inc	33,256
13,600	*	Biogen Idec, Inc	683,944
30,100		Bristol-Myers Squibb Co	627,585
8,500		Celanese Corp (Series A)	237,235
3,100	*	Cephalon, Inc	240,219
3,500		CF Industries Holdings, Inc	320,110
5,700		Church & Dwight Co, Inc	353,913
10,600		Colgate-Palmolive Co	798,710
12,400		Eli Lilly & Co	545,972
4,400		Estee Lauder Cos (Class A)	219,604
1,300		FMC Corp	66,807
7,700	*	Forest Laboratories, Inc	217,756
16,400	*	Genentech, Inc	1,454,352
10,200	*	Gilead Sciences, Inc	464,916
6,000	*	Hospira, Inc	229,200
600	*	Idexx Laboratories, Inc	32,880
7,500	*	Invitrogen Corp	283,500
15,700		Merck & Co, Inc	495,492
14,200		Monsanto Co	1,405,516
6,900		Mosaic Co	469,338
1,200		Nalco Holding Co	22,248
5,000	*	NBTY, Inc	147,600
3,800		Perrigo Co	146,148
29,600		Procter & Gamble Co	2,062,824
42,300		Schering-Plough Corp	781,281
12,100	*	Sepracor, Inc	221,551
3,700	*	Vertex Pharmaceuticals, Inc	122,988
5,500	*	Watson Pharmaceuticals, Inc	156,750
		TOTAL CHEMICALS AND ALLIED PRODUCTS	15,696,681

COAL MINING - 0.16%
3,100	*	Alpha Natural Resources, Inc	159,433
2,100		Consol Energy, Inc	96,369
		TOTAL COAL MINING	255,802

COMMUNICATIONS - 1.76%
11,300	*	American Tower Corp (Class A)	406,461
2,300		Comcast Corp (Class A)	45,149

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,700	*	CTC Media, Inc	$55,500
28,600	*	DIRECTV Group, Inc	748,462
21,500	*	DISH Network Corp (Class A)	451,500
600		Embarq Corp	24,330
3,400	*	IAC/InterActiveCorp	58,820
11,400	*	Level 3 Communications, Inc	30,780
1,400	*	Liberty Global, Inc (Class A)	42,420
7,600	*	Liberty Media Corp - Entertainment (Series A)	189,772
5,400	*	NII Holdings, Inc (Class B)	204,768
81,100		Qwest Communications International, Inc	261,953
5,700	*	SBA Communications Corp (Class A)	147,459
900	*	US Cellular Corp	42,228
13,800		Windstream Corp	150,972
		TOTAL COMMUNICATIONS	2,860,574

DEPOSITORY INSTITUTIONS - 1.13%
8,200		Northern Trust Corp	592,040
4,300		State Street Corp	244,584
40,600		Western Union Co	1,001,602
		TOTAL DEPOSITORY INSTITUTIONS	1,838,226

EATING AND DRINKING PLACES - 1.55%
20,100		Darden Restaurants, Inc	575,463
13,100		McDonald's Corp	808,270
17,500	*	Starbucks Corp	260,225
1,700		Tim Hortons, Inc	50,371
25,000		Yum! Brands, Inc	815,250
		TOTAL EATING AND DRINKING PLACES	2,509,579

EDUCATIONAL SERVICES - 0.21%
5,600	*	Apollo Group, Inc (Class A)	332,080
100		DeVry, Inc	4,954
		TOTAL EDUCATIONAL SERVICES	337,034

ELECTRIC, GAS, AND SANITARY SERVICES - 1.46%
38,900	*	AES Corp	454,741
1,200		Allegheny Energy, Inc	44,124
28,100		Centerpoint Energy, Inc	409,417
1,800		Constellation Energy Group, Inc	43,740
9,300	*	Covanta Holding Corp	222,642
3,000		Energen Corp	135,840
6,300		Exelon Corp	394,506
7,800	*	NRG Energy, Inc	193,050
2,500		PPL Corp	92,550
1,600		Public Service Enterprise Group, Inc	52,464
6,700		Sierra Pacific Resources	64,186
11,200		Williams Cos, Inc	264,880
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,372,140

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.99%
5,400		Altera Corp	111,672
1,700		Ametek, Inc	69,309
11,200		Amphenol Corp (Class A)	449,568
2,800		Analog Devices, Inc	73,780

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
23,800	*	Apple Computer, Inc	$2,705,108
22,100	*	Broadcom Corp (Class A)	411,723
3,400	*	Ciena Corp	34,272
121,100	*	Cisco Systems, Inc	2,732,016
7,900		Cooper Industries Ltd (Class A)	315,605
200	*	First Solar, Inc	37,782
4,300		Harman International Industries, Inc	146,501
8,700		Harris Corp	401,940
28,500		Honeywell International, Inc	1,184,175
1,600	*	Integrated Device Technology, Inc	12,448
149,900		Intel Corp	2,807,627
8,800		L-3 Communications Holdings, Inc	865,216
400		Linear Technology Corp	12,264
16,500	*	LSI Logic Corp	88,440
1,200	*	MEMC Electronic Materials, Inc	33,912
23,300		National Semiconductor Corp	400,993
25,800	*	NetApp, Inc	470,334
8,500	*	Novellus Systems, Inc	166,940
19,700	*	Nvidia Corp	210,987
24,900	*	ON Semiconductor Corp	168,324
24,700		Qualcomm, Inc	1,061,359
31,500	*	Sirius XM Radio, Inc	17,955
56,500		Texas Instruments, Inc	1,214,750
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	16,205,000

ENGINEERING AND MANAGEMENT SERVICES - 1.97%
3,900	*	Aecom Technology Corp	95,316
17,000	*	Celgene Corp	1,075,760
16,100		Fluor Corp	896,770
4,100	*	Gen-Probe, Inc	217,505
1,700	*	Hewitt Associates, Inc (Class A)	61,948
5,200	*	Jacobs Engineering Group, Inc	282,412
100	*	McDermott International, Inc	2,555
8,800	*	SAIC, Inc	178,024
7,100	*	Shaw Group, Inc	218,183
4,400	*	URS Corp	161,348
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,189,821

FABRICATED METAL PRODUCTS - 0.72%
11,400	*	Crown Holdings, Inc	253,194
7,000		Illinois Tool Works, Inc	311,150
11,500		Parker Hannifin Corp	609,500
		TOTAL FABRICATED METAL PRODUCTS	1,173,844

FOOD AND KINDRED PRODUCTS - 3.69%
9,100		Anheuser-Busch Cos, Inc	590,408
40,400		Coca-Cola Co	2,136,352
600		General Mills, Inc	41,232
100	*	Hansen Natural Corp	3,025
1,500		Kellogg Co	84,150
36,700		PepsiCo, Inc	2,615,609
6,400		Wrigley (Wm.) Jr Co	508,160
		TOTAL FOOD AND KINDRED PRODUCTS	5,978,936

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
FOOD STORES - 0.45%
26,500		Kroger Co	$728,220
		TOTAL FOOD STORES	728,220

FURNITURE AND FIXTURES - 0.14%
7,300		Johnson Controls, Inc	221,409
		TOTAL FURNITURE AND FIXTURES	221,409

FURNITURE AND HOMEFURNISHINGS STORES - 0.09%
4,200	*	GameStop Corp (Class A)	143,682
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	143,682

GENERAL BUILDING CONTRACTORS - 0.11%
100	*	NVR, Inc	57,200
8,100		Pulte Homes, Inc	113,157
		TOTAL GENERAL BUILDING CONTRACTORS	170,357

GENERAL MERCHANDISE STORES - 2.92%
6,700	*	Big Lots, Inc	186,461
3,200		Family Dollar Stores, Inc	75,840
8,600		Target Corp	421,830
10,300		TJX Cos, Inc	314,356
62,500		Wal-Mart Stores, Inc	3,743,125
		TOTAL GENERAL MERCHANDISE STORES	4,741,612

HEALTH SERVICES - 1.47%
3,800		AmerisourceBergen Corp	143,070
6,200		Cigna Corp	210,676
12,700	*	Express Scripts, Inc	937,514
4,200	*	Health Management Associates, Inc (Class A)	17,472
400	*	Laboratory Corp of America Holdings	27,800
8,000	*	Lincare Holdings, Inc	240,720
10,300	*	Medco Health Solutions, Inc	463,500
7,500	*	WellPoint, Inc	350,775
		TOTAL HEALTH SERVICES	2,391,527

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.27%
11,900	*	Foster Wheeler Ltd	429,709
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	429,709

HOLDING AND OTHER INVESTMENT OFFICES - 4.71%
7,500		Apartment Investment & Management Co (Class A)	262,650
1,300		General Growth Properties, Inc	19,630
1,800		HCP, Inc	72,234
132,466		iShares Russell 1000 Growth Index Fund	6,431,224
2,600		Plum Creek Timber Co, Inc	129,636
3,600		Simon Property Group, Inc	349,200
4,000		Taubman Centers, Inc	200,000
5,100		WABCO Holdings, Inc	181,254
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,645,828

HOTELS AND OTHER LODGING PLACES - 0.04%
900	*	MGM Mirage	25,650
500		Wynn Resorts Ltd	40,820
		TOTAL HOTELS AND OTHER LODGING PLACES	66,470

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 9.94%
5,200	*	AGCO Corp	$221,572
57,300		Applied Materials, Inc	866,949
3,600	*	Brocade Communications Systems, Inc	20,952
2,600		Bucyrus International, Inc (Class A)	116,168
12,200		Caterpillar, Inc	727,120
7,500		Cummins, Inc	327,900
4,800		Deere & Co	237,600
57,700	*	Dell, Inc	950,896
14,300		Dover Corp	579,865
8,800	*	Dresser-Rand Group, Inc	276,936
43,700	*	EMC Corp	522,652
300		Flowserve Corp	26,631
16,200	*	FMC Technologies, Inc	754,110
84,200		Hewlett-Packard Co	3,893,408
34,000		International Business Machines Corp	3,976,640
7,900		ITT Industries, Inc	439,319
17,400		Jabil Circuit, Inc	165,996
10,100		Joy Global, Inc	455,914
11,700	*	Lam Research Corp	368,433
5,700		Lennox International, Inc	189,639
7,200	*	Oil States International, Inc	254,520
500		Rockwell Automation, Inc	18,670
1,000		SPX Corp	77,000
12,300	*	Teradata Corp	239,850
19,600	*	Western Digital Corp	417,872
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	16,126,612

INSTRUMENTS AND RELATED PRODUCTS - 6.05%
17,700	*	Agilent Technologies, Inc	524,982
500		Allergan, Inc	25,750
900		Bard (C.R.), Inc	85,383
18,600		Baxter International, Inc	1,220,718
12,900		Becton Dickinson & Co	1,035,354
200	*	Boston Scientific Corp	2,454
9,700		Danaher Corp	673,180
2,400		Dentsply International, Inc	90,096
19,000		Emerson Electric Co	775,010
1,400	*	Flir Systems, Inc	53,788
700		Hillenbrand, Inc	14,112
700	*	Intuitive Surgical, Inc	168,686
26,000		Johnson & Johnson	1,801,280
28,200		Medtronic, Inc	1,412,820
2,600		PerkinElmer, Inc	64,922
14,800	*	St. Jude Medical, Inc	643,652
5,700		Stryker Corp	355,110
1,600	*	Techne Corp	115,392
9,400	*	Waters Corp	546,892
3,100	*	Zimmer Holdings, Inc	200,136
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	9,809,717

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
INSURANCE CARRIERS - 1.16%
13,600		Aetna, Inc	$491,096
13,000		Aflac, Inc	763,750
5,700		Prudential Financial, Inc	410,400
400		Transatlantic Holdings, Inc	21,740
7,900		UnitedHealth Group, Inc	200,581
		TOTAL INSURANCE CARRIERS	1,887,567

LEATHER AND LEATHER PRODUCTS - 0.12%
8,000	*	Coach, Inc	200,320
		TOTAL LEATHER AND LEATHER PRODUCTS	200,320

METAL MINING - 0.28%
2,600		Cleveland-Cliffs, Inc	137,644
1,000		Foundation Coal Holdings, Inc	35,580
7,300		Newmont Mining Corp	282,948
		TOTAL METAL MINING	456,172

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
7,600		Hasbro, Inc	263,872
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	263,872

MISCELLANEOUS RETAIL - 1.52%
11,100	*	Amazon.com, Inc	807,636
10,500		Best Buy Co, Inc	393,750
11,800		CVS Corp	397,188
5,400	*	Dollar Tree, Inc	196,344
1,400	*	HSN, Inc	15,414
8,400		Petsmart, Inc	207,564
700	*	Priceline.com, Inc	47,901
7,400		Staples, Inc	166,500
7,600		Walgreen Co	235,296
		TOTAL MISCELLANEOUS RETAIL	2,467,593

MOTION PICTURES - 0.29%
9,000	*	DreamWorks Animation SKG, Inc (Class A)	283,050
7,300	*	Viacom, Inc (Class B)	181,332
		TOTAL MOTION PICTURES	464,382

NONDEPOSITORY INSTITUTIONS - 0.92%
32,800		American Express Co	1,162,104
27,400		Federal Home Loan Mortgage Corp	46,854
1,300		Lender Processing Services, Inc	39,676
4,500	*	SLM Corp	55,530
6,400		Textron, Inc	187,392
		TOTAL NONDEPOSITORY INSTITUTIONS	1,491,556

OIL AND GAS EXTRACTION - 4.10%
19,800	*	Cameron International Corp	763,092
900	*	Continental Resources, Inc	35,307
1,500	*	Encore Acquisition Co	62,670
16,400		Halliburton Co	531,196
6,100	*	Key Energy Services, Inc	70,760
2,600	*	Mariner Energy, Inc	53,300
23,800	*	National Oilwell Varco, Inc	1,195,474

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
11,000		Noble Corp	$482,900
20,800		Patterson-UTI Energy, Inc	416,416
30,100		Schlumberger Ltd	2,350,509
500		Smith International, Inc	29,320
4,700		Transocean, Inc	516,248
5,000		W&T Offshore, Inc	136,450
		TOTAL OIL AND GAS EXTRACTION	6,643,642

PAPER AND ALLIED PRODUCTS - 0.46%
400		Greif, Inc (Class A)	26,248
11,000		Kimberly-Clark Corp	713,240
		TOTAL PAPER AND ALLIED PRODUCTS	739,488

PERSONAL SERVICES - 0.09%
4,200		Weight Watchers International, Inc	153,720
		TOTAL PERSONAL SERVICES	153,720

PETROLEUM AND COAL PRODUCTS - 4.62%
37,200		Exxon Mobil Corp	2,888,952
14,400		Hess Corp	1,181,952
14,600		Murphy Oil Corp	936,444
3,200		Noble Energy, Inc	177,888
32,700		Occidental Petroleum Corp	2,303,715
		TOTAL PETROLEUM AND COAL PRODUCTS	7,488,951

PRIMARY METAL INDUSTRIES - 0.97%
10,400		AK Steel Holding Corp	269,568
900		Carpenter Technology Corp	23,085
3,500	*	Century Aluminum Co	96,915
2,700	*	CommScope, Inc	93,528
19,700		Corning, Inc	308,108
7,100		Nucor Corp	280,450
2,400		Precision Castparts Corp	189,072
2,400		Steel Dynamics, Inc	41,016
3,500		United States Steel Corp	271,635
		TOTAL PRIMARY METAL INDUSTRIES	1,573,377

PRINTING AND PUBLISHING - 0.24%
3,300		Dun & Bradstreet Corp	311,388
2,100		John Wiley & Sons, Inc (Class A)	84,945
		TOTAL PRINTING AND PUBLISHING	396,333

RAILROAD TRANSPORTATION - 2.04%
10,300		Burlington Northern Santa Fe Corp	952,029
18,300		CSX Corp	998,631
19,100		Union Pacific Corp	1,359,156
		TOTAL RAILROAD TRANSPORTATION	3,309,816

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.45%
10,800		Nike, Inc (Class B)	722,520
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	722,520

SECURITY AND COMMODITY BROKERS - 1.69%
9,000		Broadridge Financial Solutions, Inc	138,510

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,100		Charles Schwab Corp	$132,600
7,700		Eaton Vance Corp	271,271
8,000		Federated Investors, Inc (Class B)	230,800
3,200		Franklin Resources, Inc	282,016
1,587		Goldman Sachs Group, Inc	203,136
1,500	*	IntercontinentalExchange, Inc	121,020
1,200	*	Investment Technology Group, Inc	36,516
5,700		Lazard Ltd (Class A)	243,732
9,800	*	Nasdaq Stock Market, Inc	299,586
4,200		NYSE Euronext	164,556
10,900		SEI Investments Co	241,980
4,600		T Rowe Price Group, Inc	247,066
7,700	*	TD Ameritrade Holding Corp	124,740
		TOTAL SECURITY AND COMMODITY BROKERS	2,737,529

STONE, CLAY, AND GLASS PRODUCTS - 0.92%
18,800		3M Co	1,284,228
7,300	*	Owens-Illinois, Inc	214,620
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,498,848

TOBACCO PRODUCTS - 2.34%
75,900		Altria Group, Inc	1,505,856
47,600		Philip Morris International, Inc	2,289,560
		TOTAL TOBACCO PRODUCTS	3,795,416

TRANSPORTATION BY AIR - 0.23%
24,100	*	AMR Corp	236,662
2,100		Copa Holdings S.A. (Class A)	68,250
8,400	*	Delta Air Lines, Inc	62,580
		TOTAL TRANSPORTATION BY AIR	367,492

TRANSPORTATION EQUIPMENT - 2.35%
23,000		Boeing Co	1,319,050
9,800		Lockheed Martin Corp	1,074,766
6,300		Northrop Grumman Corp	381,402
2,200		Paccar, Inc	84,018
100		Raytheon Co	5,351
15,700		United Technologies Corp	942,942
		TOTAL TRANSPORTATION EQUIPMENT	3,807,529

TRANSPORTATION SERVICES - 0.32%
5,100		CH Robinson Worldwide, Inc	259,896
3,800		Expeditors International Washington, Inc	132,392
1,000	*	Interval Leisure Group, Inc	10,400
7,100		UTI Worldwide, Inc	120,842
		TOTAL TRANSPORTATION SERVICES	523,530

TRUCKING AND WAREHOUSING - 0.19%
4,800		United Parcel Service, Inc (Class B)	301,872
		TOTAL TRUCKING AND WAREHOUSING	301,872

WATER TRANSPORTATION - 0.10%
700		Frontline Ltd	33,649
3,400	*	Kirby Corp	128,996
		TOTAL WATER TRANSPORTATION	162,645

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

WHOLESALE TRADE-DURABLE GOODS - 0.51%
2,400	*	Arrow Electronics, Inc	$62,928
11,300		BorgWarner, Inc	370,301
12,400	*	Patterson Cos, Inc	377,084
500	*	WESCO International, Inc	16,090
		TOTAL WHOLESALE TRADE-DURABLE GOODS	826,403

WHOLESALE TRADE-NONDURABLE GOODS - 1.68%
7,400		Airgas, Inc	367,410
6,200		Cardinal Health, Inc	305,536
4,700	*	Central European Distribution Corp	213,427
5,800	*	Dean Foods Co	135,488
6,700	*	Endo Pharmaceuticals Holdings, Inc	134,000
5,400	*	Henry Schein, Inc	290,736
6,100		Herbalife Ltd	241,072
28,500		Sysco Corp	878,655
5,400		Terra Industries, Inc	158,760
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,725,084

		TOTAL COMMON STOCKS	161,829,461
		(Cost $182,873,692)

		TOTAL PORTFOLIO - 99.78%	161,829,461
		(Cost $182,873,692)

		OTHER ASSETS & LIABILITIES, NET - 0.22%	354,494

		NET ASSETS -100.00%	$162,183,955

	*	Non-income producing

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.68%

AMUSEMENT AND RECREATION SERVICES - 0.93%
2,364		International Speedway Corp (Class A)	$91,983
2,878	*	Ticketmaster	30,881
42,246		Walt Disney Co	1,296,530
6,840		Warner Music Group Corp	51,984
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,471,378

APPAREL AND ACCESSORY STORES - 0.21%
513		American Eagle Outfitters, Inc	7,823
15,381		Gap, Inc	273,474
3,059		Limited Brands, Inc	52,982
		TOTAL APPAREL AND ACCESSORY STORES	334,279

APPAREL AND OTHER TEXTILE PRODUCTS - 0.31%
3,238		Liz Claiborne, Inc	53,200
5,595		VF Corp	432,549
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	485,749

AUTO REPAIR, SERVICES AND PARKING - 0.01%
352	*	Federal Mogul Corp (Class A)	4,418
2,100	*	Hertz Global Holdings, Inc	15,897
		TOTAL AUTO REPAIR, SERVICES AND PARKING	20,315

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.20%
22,387	*	Autonation, Inc	251,630
5,030		Penske Auto Group, Inc	57,694
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	309,324

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.07%
31,662		Home Depot, Inc	819,729
36,868		Lowe's Cos, Inc	873,403
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,693,132

BUSINESS SERVICES - 1.05%
3,087	*	Affiliated Computer Services, Inc (Class A)	156,295
7,212	*	Avis Budget Group, Inc	41,397
1,328		CA, Inc	26,507
8,768	*	Compuware Corp	84,962
151	*	Convergys Corp	2,232
1,594		Equifax, Inc	54,913
1,520	*	Expedia, Inc	22,967
3,049		Fidelity National Information Services, Inc	56,285
10,268		IMS Health, Inc	194,168
7,723		Manpower, Inc	333,325
2,711	*	Sun Microsystems, Inc	20,604
33,553	*	Symantec Corp	656,968

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,101	*	United Rentals, Inc	$16,779
		TOTAL BUSINESS SERVICES	1,667,402

CHEMICALS AND ALLIED PRODUCTS - 9.83%
35,178	*	Amgen, Inc	2,085,000
10,350		Celanese Corp (Series A)	288,869
1,414		Clorox Co	88,644
1,195		Colgate-Palmolive Co	90,043
9,880		Dow Chemical Co	313,986
6,455		Du Pont (E.I.) de Nemours & Co	260,137
28,389		Eli Lilly & Co	1,249,968
26,165	*	Forest Laboratories, Inc	739,946
3,934		Huntsman Corp	49,568
15,520	*	King Pharmaceuticals, Inc	148,682
9,882		Lubrizol Corp	426,309
44,857		Merck & Co, Inc	1,415,687
388	*	NBTY, Inc	11,454
197,400		Pfizer, Inc	3,640,056
4,853		PPG Industries, Inc	283,027
46,992		Procter & Gamble Co	3,274,872
315		Valspar Corp	7,021
32,488		Wyeth	1,200,107
		TOTAL CHEMICALS AND ALLIED PRODUCTS	15,573,376

COMMUNICATIONS - 5.49%
167,853		AT&T, Inc	4,686,456
222		Cablevision Systems Corp (Class A)	5,586
19,589		CenturyTel, Inc	717,937
17,448		Comcast Corp (Class A)	342,504
100		Embarq Corp	4,055
387		Hearst-Argyle Television, Inc	8,642
11,029	*	IAC/InterActiveCorp	190,802
217	*	Liberty Global, Inc (Series C)	6,096
6,535	*	Liberty Media Corp - Capital (Series A)	87,438
46,028		Qwest Communications International, Inc	148,670
97,469		Sprint Nextel Corp	594,561
399	*	US Cellular Corp	18,721
58,373		Verizon Communications, Inc	1,873,190
1,890		Windstream Corp	20,677
		TOTAL COMMUNICATIONS	8,705,335

DEPOSITORY INSTITUTIONS - 14.44%
122		Bancorpsouth, Inc	3,432
121,924		Bank of America Corp	4,267,340
2,934		Bank of Hawaii Corp	156,822
44,131		Bank of New York Mellon Corp	1,437,788
9,075		BB&T Corp	343,035
132,239		Citigroup, Inc	2,712,222
6,396		Comerica, Inc	209,725
1,117		Commerce Bancshares, Inc	51,829
2,119		Cullen/Frost Bankers, Inc	127,140
1,576		Fifth Third Bancorp	18,754
132		First Citizens Bancshares, Inc (Class A)	23,628
28,035		First Horizon National Corp	262,415
5,142		Fulton Financial Corp	56,099

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,761		Hudson City Bancorp, Inc	$161,640
100,038		JPMorgan Chase & Co	4,671,775
2,511		M&T Bank Corp	224,107
19,663		National City Corp	34,410
2,485		Northern Trust Corp	179,417
8,866		PNC Financial Services Group, Inc	662,290
6,228		Popular, Inc	51,630
10,750		Sovereign Bancorp, Inc	42,463
10,140		State Street Corp	576,763
14,307		SunTrust Banks, Inc	643,672
42,415		US Bancorp	1,527,788
15,504		Valley National Bancorp	324,964
41,604		Wachovia Corp	145,614
8,495		Webster Financial Corp	214,499
90,696		Wells Fargo & Co	3,403,821
3,866		Western Union Co	95,374
6,424		Zions Bancorporation	248,609
		TOTAL DEPOSITORY INSTITUTIONS	22,879,065

ELECTRIC, GAS, AND SANITARY SERVICES - 5.98%
9,712	*	Allied Waste Industries, Inc	107,900
28,899		American Electric Power Co, Inc	1,070,130
1,815		Constellation Energy Group, Inc	44,105
25,109		Duke Energy Corp	437,650
25,826		Edison International	1,030,457
6,335		Energen Corp	286,849
10,327		Exelon Corp	646,677
15,304		FirstEnergy Corp	1,025,215
22,407		FPL Group, Inc	1,127,072
2,813		Hawaiian Electric Industries, Inc	81,886
6,624		Integrys Energy Group, Inc	330,803
9,744		National Fuel Gas Co	411,002
16,865		NiSource, Inc	248,927
15,598		Northeast Utilities	400,089
8,049		Pepco Holdings, Inc	184,403
6,373		PG&E Corp	238,669
13,869		Progress Energy, Inc	598,170
9,051	*	Reliant Energy, Inc	66,525
1,376		SCANA Corp	53,568
4,091		Sempra Energy	206,473
48		Southern Co	1,809
10		Southern Union Co	207
2,366		TECO Energy, Inc	37,217
8,362		UGI Corp	215,572
10,133		Wisconsin Energy Corp	454,972
8,749		Xcel Energy, Inc	174,893
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	9,481,240

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.67%
3,785	*	Atmel Corp	12,831
9,611	*	Avnet, Inc	236,719
806		AVX Corp	8,213
8,218		Eaton Corp	461,687
911	*	EchoStar Corp (Class A)	21,955

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,809		Honeywell International, Inc	$158,264
20,727		Intel Corp	388,217
715	*	Jarden Corp	16,767
787	*	JDS Uniphase Corp	6,658
100		L-3 Communications Holdings, Inc	9,832
35,224		Motorola, Inc	251,499
933	*	QLogic Corp	14,331
10,400		RadioShack Corp	179,712
301	*	Spansion, Inc (Class A)	467
3,119		Teleflex, Inc	198,025
770	*	Thomas & Betts Corp	30,084
17,886		Tyco Electronics Ltd	494,727
22,550	*	Vishay Intertechnology, Inc	149,281
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,639,269

ENGINEERING AND MANAGEMENT SERVICES - 0.11%
107	*	Hewitt Associates, Inc (Class A)	3,899
5,025		Moody's Corp	170,850
100	*	URS Corp	3,667
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	178,416

FABRICATED METAL PRODUCTS - 0.72%
16,506		Illinois Tool Works, Inc	733,692
2,350		Parker Hannifin Corp	124,550
6,704		Stanley Works	279,825
		TOTAL FABRICATED METAL PRODUCTS	1,138,067

FOOD AND KINDRED PRODUCTS - 3.56%
9,534		Anheuser-Busch Cos, Inc	618,566
3,785		Archer Daniels Midland Co	82,929
18,890		Coca-Cola Co	998,903
22,286		Coca-Cola Enterprises, Inc	373,736
9,203		Corn Products International, Inc	297,073
24,910		Del Monte Foods Co	194,298
6,861	*	Dr Pepper Snapple Group, Inc	181,679
8,022		General Mills, Inc	551,272
540		H.J. Heinz Co	26,984
3,917		J.M. Smucker Co	198,553
35,581		Kraft Foods, Inc (Class A)	1,165,278
642		Molson Coors Brewing Co (Class B)	30,014
13,651		Pepsi Bottling Group, Inc	398,200
8,056		PepsiAmericas, Inc	166,920
1,099		PepsiCo, Inc	78,326
5,726		Reynolds American, Inc	278,398
		TOTAL FOOD AND KINDRED PRODUCTS	5,641,129

FOOD STORES - 0.35%
6,303		Safeway, Inc	149,507
18,972		Supervalu, Inc	411,692
		TOTAL FOOD STORES	561,199

FURNITURE AND FIXTURES - 0.01%
533		Johnson Controls, Inc	16,166
		TOTAL FURNITURE AND FIXTURES	16,166

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
GENERAL BUILDING CONTRACTORS - 1.11%
19,806		Centex Corp	$320,857
23,477		DR Horton, Inc	305,671
14,297		KB Home	281,365
15,078		Lennar Corp (Class A)	229,035
5,976		MDC Holdings, Inc	218,662
18,859		Pulte Homes, Inc	263,460
5,604	*	Toll Brothers, Inc	141,389
		TOTAL GENERAL BUILDING CONTRACTORS	1,760,439

GENERAL MERCHANDISE STORES - 1.22%
365		Family Dollar Stores, Inc	8,651
166		JC Penney Co, Inc	5,534
32,420		Macy's, Inc	582,912
22,328		Wal-Mart Stores, Inc	1,337,224
		TOTAL GENERAL MERCHANDISE STORES	1,934,321

HEALTH SERVICES - 0.88%
14,601		Cigna Corp	496,142
19,196	*	WellPoint, Inc	897,797
		TOTAL HEALTH SERVICES	1,393,939

HOLDING AND OTHER INVESTMENT OFFICES - 5.25%
19,012		Annaly Mortgage Management, Inc	255,711
14,786		Apartment Investment & Management Co (Class A)	517,806
14,770		Brandywine Realty Trust	236,763
16,068		CBL & Associates Properties, Inc	322,645
310		Douglas Emmett, Inc	7,152
208		Duke Realty Corp	5,113
9,519		Equity Residential	422,739
4,818		General Growth Properties, Inc	72,752
7,080		HCP, Inc	284,120
46,723		Host Marriott Corp	620,949
6,700		HRPT Properties Trust	46,163
58,417		iShares Russell 1000 Value Index Fund	3,732,262
2,773		Mack-Cali Realty Corp	93,922
8,118		Nationwide Health Properties, Inc	292,086
11,475		Public Storage, Inc	1,136,140
2,902		Ventas, Inc	143,417
9,534		Virgin Media, Inc	75,319
503		Vornado Realty Trust	45,748
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	8,310,807

HOTELS AND OTHER LODGING PLACES - 0.14%
2,672		Choice Hotels International, Inc	72,411
9,899		Wyndham Worldwide Corp	155,513
		TOTAL HOTELS AND OTHER LODGING PLACES	227,924

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.93%
606	*	AGCO Corp	25,822
35,036	*	Brocade Communications Systems, Inc	203,910
11,514		Dover Corp	466,893
13,380	*	EMC Corp	160,025

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,773	*	Gardner Denver, Inc	$96,279
282,269		General Electric Co	7,197,860
7,960		Jabil Circuit, Inc	75,938
11,206	*	Lam Research Corp	352,877
2,336	*	Oil States International, Inc	82,578
139	*	SanDisk Corp	2,717
35,695		Seagate Technology, Inc	432,623
8,102	*	Teradata Corp	157,989
3,322	*	Terex Corp	101,387
2,190	*	Western Digital Corp	46,691
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,403,589

INSTRUMENTS AND RELATED PRODUCTS - 3.50%
53,627	*	Boston Scientific Corp	658,003
7,644		Covidien Ltd	410,941
3,064	*	Hologic, Inc	59,227
60,736		Johnson & Johnson	4,207,790
1,532	*	Thermo Electron Corp	84,260
1,928	*	Zimmer Holdings, Inc	124,472
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,544,693

INSURANCE AGENTS, BROKERS AND SERVICE - 0.23%
9,001		Hartford Financial Services Group, Inc	368,951
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	368,951

INSURANCE CARRIERS - 6.04%
4,091		ACE Ltd	221,446
11,109		Aetna, Inc	401,146
981		Aflac, Inc	57,634
4,107		Allied World Assurance Holdings Ltd	145,881
359		Allstate Corp	16,557
2,262		American Financial Group, Inc	66,729
33,517		American International Group, Inc	111,612
482		American National Insurance Co	41,611
3,469	*	Arch Capital Group Ltd	253,341
3,909		Assurant, Inc	214,995
13,939		Axis Capital Holdings Ltd	442,006
21,665		Chubb Corp	1,189,409
2,257		Cincinnati Financial Corp	64,189
100		Endurance Specialty Holdings Ltd	3,092
378		Erie Indemnity Co (Class A)	15,978
3,709		Everest Re Group Ltd	320,940
37,062		Genworth Financial, Inc (Class A)	319,104
15,498		HCC Insurance Holdings, Inc	418,446
231	*	Humana, Inc	9,517
6,727		Loews Corp	265,649
9,767		Metlife, Inc	546,952
13,962		MGIC Investment Corp	98,153
277		Nationwide Financial Services, Inc (Class A)	13,664
2,492	*	Philadelphia Consolidated Holding Co	145,956
5,906		Principal Financial Group	256,852
5,291		Protective Life Corp	150,846
14,708		Prudential Financial, Inc	1,058,976
60	*	Reinsurance Group of America, Inc (Class B)	2,845

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,092		RenaissanceRe Holdings Ltd	$368,784
4,614		Stancorp Financial Group, Inc	239,928
7,731		Torchmark Corp	462,314
1,160		Transatlantic Holdings, Inc	63,046
13,520		Travelers Cos, Inc	611,104
22,158		UnitedHealth Group, Inc	562,592
1,820		UnumProvident Corp	45,682
15,170		W.R. Berkley Corp	357,254
132		XL Capital Ltd (Class A)	2,368
		TOTAL INSURANCE CARRIERS	9,566,598

LUMBER AND WOOD PRODUCTS - 0.00%**
260		Louisiana-Pacific Corp	2,418
		TOTAL LUMBER AND WOOD PRODUCTS	2,418

METAL MINING - 0.32%
9,053		Freeport-McMoRan Copper & Gold, Inc (Class B)	514,663
		TOTAL METAL MINING	514,663

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.12%
5,412		Hasbro, Inc	187,905
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	187,905

MISCELLANEOUS RETAIL - 0.22%
7,263		CVS Corp	244,473
2,878	*	HSN, Inc	31,687
238		OfficeMax, Inc	2,116
79,870	v*	Rite Aid Corp	64,695
		TOTAL MISCELLANEOUS RETAIL	342,971

MOTION PICTURES - 1.62%
49,581		CBS Corp (Class B)	722,891
64,813		News Corp (Class A)	777,108
69,083		Time Warner, Inc	905,678
6,558	*	Viacom, Inc (Class B)	162,901
		TOTAL MOTION PICTURES	2,568,578

NONDEPOSITORY INSTITUTIONS - 1.18%
10,594		American Express Co	375,344
6,223	*	AmeriCredit Corp	63,039
14,065		Capital One Financial Corp	717,315
20,983		CapitalSource, Inc	258,091
25,581		Discover Financial Services	353,529
54,186		Federal National Mortgage Association	82,905
462		Lender Processing Services, Inc	14,100
479	*	Tree.com, Inc	2,309
		TOTAL NONDEPOSITORY INSTITUTIONS	1,866,632

OIL AND GAS EXTRACTION - 1.07%
2,181		Anadarko Petroleum Corp	105,800
3,769		Cimarex Energy Co	184,342
5,222		ENSCO International, Inc	300,944
1,483	*	Nabors Industries Ltd	36,953
6,868		Patterson-UTI Energy, Inc	137,497

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,228	*	Pride International, Inc	$95,581
3,733		Tidewater, Inc	206,659
10,296	*	Unit Corp	512,947
2,412		XTO Energy, Inc	112,206
		TOTAL OIL AND GAS EXTRACTION	1,692,929

PAPER AND ALLIED PRODUCTS - 0.72%
10,840	*	Domtar Corporation	49,864
26,117		International Paper Co	683,743
1,670		Kimberly-Clark Corp	108,283
9,875		Sonoco Products Co	293,090
		TOTAL PAPER AND ALLIED PRODUCTS	1,134,980

PERSONAL SERVICES - 0.18%
7,439		Cintas Corp	213,574
1,817		Weight Watchers International, Inc	66,502
		TOTAL PERSONAL SERVICES	280,076

PETROLEUM AND COAL PRODUCTS - 14.69%
13,792		Apache Corp	1,438,230
4,683		Ashland, Inc	136,931
61,173		Chevron Corp	5,045,549
49,028		ConocoPhillips	3,591,301
15,326		Devon Energy Corp	1,397,731
121,989		Exxon Mobil Corp	9,473,666
28,515		Marathon Oil Corp	1,136,893
10,017		Noble Energy, Inc	556,845
988		Occidental Petroleum Corp	69,605
154		Tesoro Corp	2,539
13,968		Valero Energy Corp	423,230
		TOTAL PETROLEUM AND COAL PRODUCTS	23,272,520

PIPELINES, EXCEPT NATURAL GAS - 0.11%
7,613		Spectra Energy Corp	181,189
		TOTAL PIPELINES, EXCEPT NATURAL GAS	181,189

PRIMARY METAL INDUSTRIES - 0.56%
8,894		Carpenter Technology Corp	228,131
12,586		Nucor Corp	497,147
9,259		Steel Dynamics, Inc	158,236
		TOTAL PRIMARY METAL INDUSTRIES	883,514

PRINTING AND PUBLISHING - 0.19%
666		Dun & Bradstreet Corp	62,844
430		EW Scripps Co (Class A)	3,040
5,737		Gannett Co, Inc	97,011
4,329		McGraw-Hill Cos, Inc	136,840
		TOTAL PRINTING AND PUBLISHING	299,735

RAILROAD TRANSPORTATION - 0.39%
9,218		Norfolk Southern Corp	610,324
		TOTAL RAILROAD TRANSPORTATION	610,324

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.04%
447	*	Goodyear Tire & Rubber Co	$6,844
3,571		Newell Rubbermaid, Inc	61,635
100		Sealed Air Corp	2,199
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	70,678

SECURITY AND COMMODITY BROKERS - 3.12%
14,142		Ameriprise Financial, Inc	540,224
429		CME Group, Inc	159,378
19,429	*	E*Trade Financial Corp	54,401
10,994		Goldman Sachs Group, Inc	1,407,232
15,607		Invesco Ltd	327,435
6,237	*	Investment Technology Group, Inc	189,792
41,144		Merrill Lynch & Co, Inc	1,040,940
1,187	*	MF Global Ltd	5,152
28,218		Morgan Stanley	649,014
11,211	*	Nasdaq Stock Market, Inc	342,720
6,764		Raymond James Financial, Inc	223,077
		TOTAL SECURITY AND COMMODITY BROKERS	4,939,365

STONE, CLAY, AND GLASS PRODUCTS - 0.19%
1,466		3M Co	100,142
7,099	*	Owens-Illinois, Inc	208,711
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	308,853

TOBACCO PRODUCTS - 0.27%
13,901		Altria Group, Inc	275,796
3,018		Philip Morris International, Inc	145,166
		TOTAL TOBACCO PRODUCTS	420,962

TRANSPORTATION BY AIR - 0.76%
5,187	*	AMR Corp	50,936
4,500	*	Continental Airlines, Inc (Class B)	75,060
2,922		Copa Holdings S.A. (Class A)	94,965
1,392	*	Delta Air Lines, Inc	10,370
4,416		FedEx Corp	349,041
6,229	*	Northwest Airlines Corp	56,248
38,939		Southwest Airlines Co	565,005
		TOTAL TRANSPORTATION BY AIR	1,201,625

TRANSPORTATION EQUIPMENT - 2.95%
16,406		Autoliv, Inc	553,703
44,630	*	Ford Motor Co	232,076
12,494		General Dynamics Corp	919,805
1,852		Genuine Parts Co	74,469
18,409		Northrop Grumman Corp	1,114,481
3,820	*	Pactiv Corp	94,851
10,176		Raytheon Co	544,518
13,077	*	TRW Automotive Holdings Corp	208,055
15,450		United Technologies Corp	927,927
		TOTAL TRANSPORTATION EQUIPMENT	4,669,885

TRANSPORTATION SERVICES - 0.02%
2,878	*	Interval Leisure Group, Inc	29,931
		TOTAL TRANSPORTATION SERVICES	29,931

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
WATER TRANSPORTATION - 0.07%
1,869		Carnival Corp	$66,069
2,130		Royal Caribbean Cruises Ltd	44,198
		TOTAL WATER TRANSPORTATION	110,267

WHOLESALE TRADE-DURABLE GOODS - 0.55%
14,167	*	Arrow Electronics, Inc	371,458
9,327	*	Ingram Micro, Inc (Class A)	149,885
7,419		Reliance Steel & Aluminum Co	281,699
2,181	*	WESCO International, Inc	70,185
		TOTAL WHOLESALE TRADE-DURABLE GOODS	873,227

WHOLESALE TRADE-NONDURABLE GOODS - 0.10%
1,750		Airgas, Inc	86,888
3,985	*	Endo Pharmaceuticals Holdings, Inc	79,700
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	166,588

		TOTAL COMMON STOCKS	157,935,917
		(Cost $173,212,054)

		TOTAL PORTFOLIO - 99.68%	157,935,917
		(Cost $173,212,054)

		OTHER ASSETS & LIABILITIES, NET - 0.32%	504,391

		NET ASSETS - 100.00%	$158,440,308

	*	Non-income producing
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.38%

AMUSEMENT AND RECREATION SERVICES - 0.87%
4,592	*	Ticketmaster	$49,272
171,742		Walt Disney Co	5,270,762
		TOTAL AMUSEMENT AND RECREATION SERVICES	5,320,034

APPAREL AND ACCESSORY STORES - 0.61%
11,133		American Eagle Outfitters, Inc	169,778
933	*	AnnTaylor Stores Corp	19,257
1,450		Cato Corp (Class A)	25,448
1,936	*	Charming Shoppes, Inc	9,467
7,029	*	Chico's FAS, Inc	38,449
8,780		Foot Locker, Inc	141,885
54,581		Gap, Inc	970,450
23,023	*	Kohl's Corp	1,060,900
32,565		Limited Brands, Inc	564,026
13,832		Nordstrom, Inc	398,638
1,000	*	Pacific Sunwear Of California, Inc	6,730
7,978		Ross Stores, Inc	293,670
1,873		Stage Stores, Inc	25,585
		TOTAL APPAREL AND ACCESSORY STORES	3,724,283

APPAREL AND OTHER TEXTILE PRODUCTS - 0.12%
77		Columbia Sportswear Co	3,231
4,748		Liz Claiborne, Inc	78,010
2,977		Phillips-Van Heusen Corp	112,858
2,141		Polo Ralph Lauren Corp (Class A)	142,676
5,410		VF Corp	418,247
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	755,022

AUTO REPAIR, SERVICES AND PARKING - 0.04%
10,649	*	Hertz Global Holdings, Inc	80,613
1,721		Ryder System, Inc	106,702
2,319	*	Wright Express Corp	69,222
		TOTAL AUTO REPAIR, SERVICES AND PARKING	256,537

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.10%
533		Advance Auto Parts	21,139
3,698	*	Autozone, Inc	456,111
5,478	*	Carmax, Inc	76,692
1,431	*	Copart, Inc	54,378
2,611	*	Rush Enterprises, Inc (Class A)	33,421
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	641,741

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.12%
2,067		Fastenal Co	102,089
168,242		Home Depot, Inc	4,355,785

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
100,837		Lowe's Cos, Inc	$2,388,829
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,846,703

BUSINESS SERVICES - 6.31%
24,436	*	3Com Corp	56,936
6,044	*	3D Systems Corp	86,127
626		Administaff, Inc	17,040
36,553	*	Adobe Systems, Inc	1,442,747
8,651	*	Akamai Technologies, Inc	150,873
4,793	*	Alliance Data Systems Corp	303,780
27,840	*	Art Technology Group, Inc	97,997
13,678	*	Autodesk, Inc	458,897
74,165		Automatic Data Processing, Inc	3,170,554
49	*	Avocent Corp	1,003
6,444	v*	BearingPoint, Inc	3,222
1,800	*	Blackboard, Inc	72,522
3,880	*	Blue Coat Systems, Inc	55,057
14,617	*	BMC Software, Inc	418,485
1,978	*	Bottomline Technologies, Inc	20,571
5,700	*	BPZ Energy, Inc	98,040
305		Brink's Co	18,611
3,313	*	Cerner Corp	147,892
4,688	*	Ciber, Inc	32,769
8,758	*	Citrix Systems, Inc	221,227
6,284	*	Cogent, Inc	64,222
600		Cognex Corp	12,096
12,426	*	Compuware Corp	120,408
9,356	*	COMSYS IT Partners, Inc	90,940
253	*	CSG Systems International, Inc	4,435
6,181	*	Deltek, Inc	37,581
2,857		Deluxe Corp	41,112
6,173	*	DivX, Inc	39,939
8,237	*	DST Systems, Inc	461,190
8,140	*	Earthlink, Inc	69,190
67,559	*	eBay, Inc	1,511,970
196	*	Eclipsys Corp	4,106
1,898	*	Equinix, Inc	131,835
15,160	*	Expedia, Inc	229,068
3,385		Fair Isaac Corp	78,024
149	*	Gartner, Inc	3,379
989	*	Gerber Scientific, Inc	9,039
10,431		Gevity HR, Inc	75,938
12,125	*	Google, Inc (Class A)	4,856,305
295	*	Hudson Highland Group, Inc	2,050
1,420	*	iGate Corp	12,311
16,079		IMS Health, Inc	304,054
11,824	*	Informatica Corp	153,594
37,077		Innovative Solutions & Support, Inc	202,440
1,537		Interactive Data Corp	38,763
5,595	*	Internap Network Services Corp	19,471
2,420	*	Interwoven, Inc	34,170
22,694	*	Intuit, Inc	717,357
400	*	inVentiv Health, Inc	7,064
3,346	*	Ipass, Inc	7,227

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
7,175	*	Iron Mountain, Inc	$175,142
6,833		Jack Henry & Associates, Inc	138,915
3,856	*	Kinetic Concepts, Inc	110,243
5,412	*	Lamar Advertising Co (Class A)	167,177
4,517	*	Lawson Software, Inc	31,619
2,066	*	Lionbridge Technologies	5,041
3,792	*	Liquidity Services, Inc	41,143
3,000	*	Magma Design Automation, Inc	12,060
3,059		Manpower, Inc	132,026
6,347		Marchex, Inc (Class B)	65,311
7,427	*	Mentor Graphics Corp	84,296
484,447		Microsoft Corp	12,929,890
5,413	*	ModusLink Global Solutions, Inc	52,019
60,232		MoneyGram International, Inc	85,529
4,881	*	Monster Worldwide, Inc	72,776
685	*	MPS Group, Inc	6,905
12,062	*	Network Equipment Technologies, Inc	41,252
22,052		NIC, Inc	152,159
33,369	*	Novell, Inc	171,517
10,534	*	Nuance Communications, Inc	128,409
37,100		Omnicom Group, Inc	1,430,576
4,076	*	Parametric Technology Corp	74,998
5,426	*	PeopleSupport, Inc	63,430
1,100		QAD, Inc	7,612
17,622	*	Radisys Corp	151,549
8,052	*	RealNetworks, Inc	40,904
11,325	*	Red Hat, Inc	170,668
11,004		Robert Half International, Inc	272,349
8,479	*	S1 Corp	51,892
6,589	*	Salesforce.com, Inc	318,908
12,320	*	Sapient Corp	91,538
6,096	*	Smith Micro Software, Inc	43,282
3,590	*	SonicWALL, Inc	18,812
29,587	*	Sonus Networks, Inc	85,211
57,616	*	Sun Microsystems, Inc	437,882
2,900	*	Sybase, Inc	88,798
79,852	*	Symantec Corp	1,563,502
3,047	*	Synchronoss Technologies, Inc	28,672
4,149	*	SYNNEX Corp	92,689
1,481	*	TeleTech Holdings, Inc	18,424
13,775	*	TIBCO Software, Inc	100,833
8,903	*	TNS, Inc	172,451
23,422		Total System Services, Inc	384,121
2,880	*	TradeStation Group, Inc	26,928
3,040	*	Ultimate Software Group, Inc	82,080
11,298	*	Unisys Corp	31,070
2,536		United Online, Inc	23,864
3,555	*	Vasco Data Security International	36,830
457		Viad Corp	13,157
2,800	*	Vignette Corp	30,072
9,766	*	VirnetX Holding Corp	19,483
28,405		Visa, Inc (Class A)	1,743,783
		TOTAL BUSINESS SERVICES	38,533,425

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
CHEMICALS AND ALLIED PRODUCTS - 10.51%
38,553		Air Products & Chemicals, Inc	$2,640,495
1,000		Alberto-Culver Co	27,240
1,662	*	Alexion Pharmaceuticals, Inc	65,317
3,500	*	Alexza Pharmaceuticals, Inc	17,290
1,038	*	Alkermes, Inc	13,805
92,178	*	Amgen, Inc	5,463,390
1,775	*	Arena Pharmaceuticals, Inc	8,875
828	*	Array Biopharma, Inc	6,359
2,400	*	Auxilium Pharmaceuticals, Inc	77,760
19,517		Avery Dennison Corp	868,116
25,993		Avon Products, Inc	1,080,529
675		Balchem Corp	18,002
10,622	*	Barr Pharmaceuticals, Inc	693,617
5,113	*	Biodel, Inc	17,129
18,847	*	Biogen Idec, Inc	947,816
6,301	*	BioMarin Pharmaceuticals, Inc	166,913
7,264	*	BioMimetic Therapeutics, Inc	80,340
158,934		Bristol-Myers Squibb Co	3,313,774
4,139	*	Calgon Carbon Corp	84,270
2,700	*	Caraco Pharmaceutical Laboratories Ltd	33,777
3,549	*	Cell Genesys, Inc	2,094
1,130		Church & Dwight Co, Inc	70,162
8,007		Clorox Co	501,959
47,259		Colgate-Palmolive Co	3,560,966
2,045	*	Cypress Bioscience, Inc	15,031
9,570	*	Dendreon Corp	54,645
39,426	*	Durect Corp	220,786
32,495		Ecolab, Inc	1,576,657
91,406		Eli Lilly & Co	4,024,606
533		Estee Lauder Cos (Class A)	26,602
44,421	*	Genentech, Inc	3,939,254
21,224	*	Genzyme Corp	1,716,809
1,241	*	Geron Corp	4,902
69,978	*	Gilead Sciences, Inc	3,189,597
10,266		H.B. Fuller Co	214,255
6,349	*	Human Genome Sciences, Inc	40,316
4,998	*	Idexx Laboratories, Inc	273,890
2,631	*	Immucor, Inc	84,087
2,774		Innophos Holdings, Inc	67,630
6,237	*	Inverness Medical Innovations, Inc	187,110
4,662	*	Invitrogen Corp	176,224
30,906	*	Javelin Pharmaceuticals, Inc	80,356
6,551		Lubrizol Corp	282,610
3,292	*	Medarex, Inc	21,299
2,930		Minerals Technologies, Inc	173,925
6,500		Nalco Holding Co	120,510
5,898	*	Neurocrine Biosciences, Inc	27,662
9,339	*	Noven Pharmaceuticals, Inc	109,080
419	*	OraSure Technologies, Inc	2,061
4,002	*	Par Pharmaceutical Cos, Inc	49,185
2,607		PDL BioPharma, Inc	24,271
10,832		Perrigo Co	416,599
3,248	*	Pharmasset, Inc	64,798

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
4,057	*	PharMerica Corp	$91,242
9,525	*	Pozen, Inc	100,108
17,511		PPG Industries, Inc	1,021,241
45,315		Praxair, Inc	3,250,898
8,786	*	Prestige Brands Holdings, Inc	78,020
180,800		Procter & Gamble Co	12,599,952
2,384	*	Progenics Pharmaceuticals, Inc	31,731
31,090		Rohm & Haas Co	2,176,300
10,125		RPM International, Inc	195,817
5,621	*	Salix Pharmaceuticals Ltd	36,031
106,322		Schering-Plough Corp	1,963,767
7,618		Sciele Pharma, Inc	234,558
4,640		Sensient Technologies Corp	130,523
5,532	*	Sepracor, Inc	101,291
20,064		Sigma-Aldrich Corp	1,051,755
1,886	*	SuperGen, Inc	2,678
855	*	United Therapeutics Corp	89,920
2,441	*	USANA Health Sciences, Inc	100,057
5,465		Valspar Corp	121,815
4,516	*	VCA Antech, Inc	133,086
4,030	*	Vertex Pharmaceuticals, Inc	133,957
96,060		Wyeth	3,548,456
6,828	*	Zymogenetics, Inc	45,474
		TOTAL CHEMICALS AND ALLIED PRODUCTS	64,183,429

COMMUNICATIONS - 4.12%
17,366		Alaska Communications Systems Group, Inc	212,386
41,505	*	American Tower Corp (Class A)	1,492,935
381	*	Anixter International, Inc	22,673
0	*	Ascent Media Corp (Series A)	-
6,362	*	Brightpoint, Inc	45,806
13,372	*	Centennial Communications Corp (Class A)	83,441
2,500		CenturyTel, Inc	91,625
11,763	*	Cox Radio, Inc (Class A)	124,217
36,753	*	Crown Castle International Corp	1,064,734
73,804	*	DIRECTV Group, Inc	1,931,451
25,263		Embarq Corp	1,024,415
5,670		Entercom Communications Corp (Class A)	28,463
40,784	*	Entravision Communications Corp (Class A)	109,709
45,397		Fairpoint Communications, Inc	393,592
107,461	*	FiberTower Corp	148,296
2,900		Fisher Communications, Inc	114,260
133,345		Frontier Communications Corp	1,533,468
50,906		Gray Television, Inc	87,558
1,711		Hearst-Argyle Television, Inc	38,207
11,481	*	IAC/InterActiveCorp	198,621
30,191	*	ICO Global Communications Holdings Ltd (Class A)	32,908
3,269	*	iPCS, Inc	72,801
8,551	*	Leap Wireless International, Inc	325,793
37,955	*	Liberty Global, Inc (Class A)	1,150,037
37,682	*	Liberty Media Corp - Capital (Series A)	504,185
64,792	*	Liberty Media Corp - Entertainment (Series A)	1,617,856
65,809	*	Liberty Media Holding Corp (Interactive A)	849,594
23,516	*	Lin TV Corp (Class A)	121,343

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
13,472	*	Mediacom Communications Corp (Class A)	$79,754
14,788	*	MetroPCS Communications, Inc	206,884
1,708	*	NeuStar, Inc (Class A)	33,972
11,773	*	NII Holdings, Inc (Class B)	446,432
3,739		NTELOS Holdings Corp	100,542
14,079		Scripps Networks Interactive (Class A)	511,209
186,725		Sprint Nextel Corp	1,139,023
12,291		SureWest Communications	125,368
2,435	*	Switch & Data Facilities Co, Inc	30,316
6,785	*	Syniverse Holdings, Inc	112,699
6,550	*	Terremark Worldwide, Inc	44,999
15,026	*	TerreStar Corp	15,026
41,423		Time Warner Cable, Inc (Class A)	1,002,437
12,375	*	TiVo, Inc	90,585
212,405		Verizon Communications, Inc	6,816,076
92,997		Windstream Corp	1,017,387
		TOTAL COMMUNICATIONS	25,193,083

DEPOSITORY INSTITUTIONS - 7.64%
1,100		Associated Banc-Corp	21,945
291,586		Bank of America Corp	10,205,510
2,210		Bank of Hawaii Corp	118,125
85,428		Bank of New York Mellon Corp	2,783,244
5,692		BankAtlantic Bancorp Inc (Class A)	46,674
68,146		BB&T Corp	2,575,919
3,750		City National Corp	203,625
4,900		Colonial Bancgroup, Inc	38,514
15,430		Comerica, Inc	505,950
81,157		Fifth Third Bancorp	965,768
15,591		First Horizon National Corp	145,933
1,300		First Midwest Bancorp, Inc	31,512
36,115		Flagstar Bancorp, Inc	107,623
2,250		Fulton Financial Corp	24,548
22,056		Hudson City Bancorp, Inc	406,933
48,730		Keycorp	581,836
13,034		M&T Bank Corp	1,163,285
27,618		Marshall & Ilsley Corp	556,503
5,056	*	Metavante Technologies, Inc	97,379
20,183		New York Community Bancorp, Inc	338,873
2,260		NewAlliance Bancshares, Inc	33,968
17,735		Northern Trust Corp	1,280,467
2,220		Old National Bancorp	44,444
3,430		People's United Financial, Inc	66,027
46,358		PNC Financial Services Group, Inc	3,462,943
10,743		Popular, Inc	89,059
6,460		Provident Financial Services, Inc	106,655
80,384		Regions Financial Corp	771,686
1,650		South Financial Group, Inc	12,094
51,686		Sovereign Bancorp, Inc	204,160
28,190		State Street Corp	1,603,447
46,553		SunTrust Banks, Inc	2,094,419
2,700	*	SVB Financial Group	156,384
16,641		Synovus Financial Corp	172,234
38,541		UCBH Holdings, Inc	247,048

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
166,957		US Bancorp	$6,013,791
840		Washington Federal, Inc	15,498
650		Webster Financial Corp	16,412
246,813		Wells Fargo & Co	9,262,892
2,527		Zions Bancorporation	97,795
		TOTAL DEPOSITORY INSTITUTIONS	46,671,122

EATING AND DRINKING PLACES - 1.31%
9,927	*	AFC Enterprises	72,070
1,289		Bob Evans Farms, Inc	35,177
15,857		Darden Restaurants, Inc	453,986
101,412		McDonald's Corp	6,257,120
700		O'Charleys, Inc	6,125
200	*	Ruby Tuesday, Inc	1,158
3,040	*	Sonic Corp	44,293
63,491	*	Starbucks Corp	944,111
31,620		Wendy's/Arby's Group, Inc (Class A)	166,321
		TOTAL EATING AND DRINKING PLACES	7,980,361

EDUCATIONAL SERVICES - 0.01%
986	*	ITT Educational Services, Inc	79,777
		TOTAL EDUCATIONAL SERVICES	79,777

ELECTRIC, GAS, AND SANITARY SERVICES - 6.03%
76,573	*	AES Corp	895,138
21,435		AGL Resources, Inc	672,630
18,333		Alliant Energy Corp	590,506
14,794		Aqua America, Inc	263,037
22,179		Atmos Energy Corp	590,405
36,530		Avista Corp	793,066
18,183	*	Calpine Corp	236,379
35,080		Centerpoint Energy, Inc	511,116
4,870		Central Vermont Public Service Corp	114,153
3,626		CH Energy Group, Inc	157,985
24,010	*	Clean Energy Fuels Corp	339,742
39,643		Cleco Corp	1,000,986
63,961		Consolidated Edison, Inc	2,747,765
11,589		Crosstex Energy, Inc	289,377
24,660		Edison International	983,934
79,323		El Paso Corp	1,012,161
6,034		Energen Corp	273,220
1,347		EnergySouth, Inc	82,746
31,190		FPL Group, Inc	1,568,857
46,830		Hawaiian Electric Industries, Inc	1,363,221
36,770		Idacorp, Inc	1,069,639
1,741		ITC Holdings Corp	90,132
4,043		Laclede Group, Inc	196,045
10,427		MGE Energy, Inc	370,680
30,133		National Fuel Gas Co	1,271,010
3,799		New Jersey Resources Corp	136,346
13,491		Nicor, Inc	598,326
94,645		NiSource, Inc	1,396,960
20,014		Northeast Utilities	513,359
3,520		Northwest Natural Gas Co	183,040

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
23,798	*	NRG Energy, Inc	$589,000
16,016		NSTAR	536,536
60,232		OGE Energy Corp	1,859,964
16,094		Oneok, Inc	553,634
95,594		Pepco Holdings, Inc	2,190,059
20,107		PG&E Corp	753,007
16,885		Piedmont Natural Gas Co, Inc	539,645
12,849		Pinnacle West Capital Corp	442,134
33,831		PPL Corp	1,252,424
30,331		Public Service Enterprise Group, Inc	994,553
34,580		Questar Corp	1,415,014
18,769		Resource America, Inc (Class A)	178,305
18,681		Sempra Energy	942,830
57,662		Sierra Pacific Resources	552,402
3,830		SJW Corp	114,785
9,030		South Jersey Industries, Inc	322,371
2,980		Southwest Gas Corp	90,175
56,482		TECO Energy, Inc	888,462
7,467		UGI Corp	192,499
3,854		UIL Holdings Corp	132,308
10,945		WGL Holdings, Inc	355,165
67,942		Williams Cos, Inc	1,606,828
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	36,814,061

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.37%
35,067	*	Adaptec, Inc	115,020
5,880	*	Advanced Energy Industries, Inc	80,438
42,010	*	Advanced Micro Devices, Inc	220,553
28,030		Ametek, Inc	1,142,783
2,880	*	Anadigics, Inc	8,093
3,600	*	Avnet, Inc	88,668
3,942		Baldor Electric Co	113,569
614	*	Benchmark Electronics, Inc	8,645
379,850	*	Cisco Systems, Inc	8,569,416
5,533	*	Conexant Systems, Inc	22,187
4,912	*	Cree, Inc	111,895
1,600		CTS Corp	20,448
1,600	*	Dolby Laboratories, Inc (Class A)	56,304
1,190	*	DTS, Inc	33,118
9,647		Eaton Corp	541,968
1,559	*	Energy Conversion Devices, Inc	90,812
3,735	*	Evergreen Solar, Inc	20,617
95,640	*	Finisar Corp	96,596
2,864	*	First Solar, Inc	541,038
1,511	*	FuelCell Energy, Inc	9,111
8,000	*	GrafTech International Ltd	120,880
1,329	*	Greatbatch, Inc	32,614
2,255		Harman International Industries, Inc	76,828
10,982	*	Harmonic, Inc	92,798
8,524	*	Hutchinson Technology, Inc	98,708
394,194		Intel Corp	7,383,254
2,305	*	InterDigital, Inc	55,435
1,197		Lincoln Electric Holdings, Inc	76,979
9,352	*	Loral Space & Communications, Inc	138,129

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
556		LSI Industries, Inc	$4,598
42,178	*	LSI Logic Corp	226,074
3,944	*	Medis Technologies Ltd	7,099
51,843	*	Micron Technology, Inc	209,964
5,517	*	Microtune, Inc	14,786
161,809		Motorola, Inc	1,155,316
19,297	*	NetApp, Inc	351,784
29,532	*	ON Semiconductor Corp	199,636
10,566	*	Oplink Communications, Inc	127,532
6,098		Plantronics, Inc	137,327
183	*	PLX Technology, Inc	937
5,721	*	Polycom, Inc	132,327
2,828	*	Power-One, Inc	4,101
13,411	*	Powerwave Technologies, Inc	53,108
6,908	*	QLogic Corp	106,107
120,120		Qualcomm, Inc	5,161,556
13,942	*	Quantum Fuel Systems Technologies Worldwide, Inc	17,985
3,393		RadioShack Corp	58,631
11,334	*	RF Micro Devices, Inc	33,095
11,454	*	Silicon Storage Technology, Inc	37,340
233,196	*	Sirius XM Radio, Inc	132,922
10,177	*	Skyworks Solutions, Inc	85,080
18,304	*	Spansion, Inc (Class A)	28,371
3,292	*	Sunpower Corp (Class A)	233,502
7,773	*	Sycamore Networks, Inc	25,107
23,453	*	Symmetricom, Inc	116,561
2,770	*	Synaptics, Inc	83,709
2,450	*	Tekelec	34,276
5,501		Teleflex, Inc	349,259
26,227	*	Tellabs, Inc	106,482
826	*	Tessera Technologies, Inc	13,497
113,654		Texas Instruments, Inc	2,443,561
7,817	*	Thomas & Betts Corp	305,410
15,888	*	Triquint Semiconductor, Inc	76,104
2,358	*	TTM Technologies, Inc	23,391
15,539	*	Utstarcom, Inc	52,366
13,011	*	Valence Technology, Inc	44,888
1,000		Vicor Corp	8,880
3,532	*	Volterra Semiconductor Corp	44,962
1,685		Whirlpool Corp	133,604
15,476		Xilinx, Inc	362,912
10,944	*	Zix Corp	24,733
1,396	*	Zoltek Cos, Inc	23,886
2,243	*	Zoran Corp	18,303
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	32,777,973

ENGINEERING AND MANAGEMENT SERVICES - 0.68%
3,523	*	Amylin Pharmaceuticals, Inc	71,235
5,260	*	Ariad Pharmaceuticals, Inc	12,992
4,094	*	Celera Corp	63,252
22,253	*	Celgene Corp	1,408,170
505		Corporate Executive Board Co	15,781
908	*	CV Therapeutics, Inc	9,807
353	*	Gen-Probe, Inc	18,727

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
5,823	*	Hewitt Associates, Inc (Class A)	$212,190
10,739	*	Incyte Corp	82,153
6,339	*	Isis Pharmaceuticals, Inc	107,066
400	*	Maxygen, Inc	1,692
1,000	*	Navigant Consulting, Inc	19,890
28,334		Paychex, Inc	935,872
16,782		Quest Diagnostics, Inc	867,126
2,275	*	Regeneron Pharmaceuticals, Inc	49,663
79,922	*	Rentech, Inc	106,296
3,623	*	Savient Pharmaceuticals, Inc	54,019
19	*	Symyx Technologies, Inc	188
3,940	*	Tetra Tech, Inc	94,797
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,130,916

FABRICATED METAL PRODUCTS - 0.82%
2,140		Aptargroup, Inc	83,695
12,482		Commercial Metals Co	210,821
837	*	Commercial Vehicle Group, Inc	5,951
5,878		Dynamic Materials Corp	136,428
2,918		Gulf Island Fabrication, Inc	100,583
77,135		Illinois Tool Works, Inc	3,428,651
1,400		Insteel Industries, Inc	19,026
4,570		Pentair, Inc	157,985
4,517		Quanex Building Products Corp	68,839
3,025		Snap-On, Inc	159,297
12,048		Stanley Works	502,884
1,496		Valmont Industries, Inc	123,704
		TOTAL FABRICATED METAL PRODUCTS	4,997,864

FOOD AND KINDRED PRODUCTS - 4.29%
32,127		Campbell Soup Co	1,240,102
700		Corn Products International, Inc	22,596
53,086		General Mills, Inc	3,648,070
38,375		H.J. Heinz Co	1,917,599
1,337	*	Hansen Natural Corp	40,444
20,285		Hershey Co	802,069
3,370		J.M. Smucker Co	170,825
53,074		Kellogg Co	2,977,451
127,187		Kraft Foods, Inc (Class A)	4,165,374
1,360		Lancaster Colony Corp	51,218
2,752		McCormick & Co, Inc	105,814
112,073		PepsiCo, Inc	7,987,443
221	*	Ralcorp Holdings, Inc	14,898
45,083		Sara Lee Corp	569,398
1,349		Tootsie Roll Industries, Inc	39,000
31,141		Wrigley (Wm.) Jr Co	2,472,596
		TOTAL FOOD AND KINDRED PRODUCTS	26,224,897

FOOD STORES - 0.19%
16		Arden Group, Inc (Class A)	2,330
315	*	Great Atlantic & Pacific Tea Co, Inc	3,408
36,363		Safeway, Inc	862,530
9,576		Supervalu, Inc	207,799

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
4,554		Whole Foods Market, Inc	$91,217
		TOTAL FOOD STORES	1,167,284

FORESTRY - 0.18%
18,547		Weyerhaeuser Co	1,123,577
		TOTAL FORESTRY	1,123,577

FURNITURE AND FIXTURES - 0.65%
1,540		Herman Miller, Inc	37,684
8,438		Hill-Rom Holdings, Inc	255,756
3,520		HNI Corp	89,197
80,577		Johnson Controls, Inc	2,443,900
13,932		Leggett & Platt, Inc	303,578
46,412		Masco Corp	832,631
1,069		Tempur-Pedic International, Inc	12,572
		TOTAL FURNITURE AND FIXTURES	3,975,318

FURNITURE AND HOME FURNISHINGS STORES - 0.12%
16,925	*	Bed Bath & Beyond, Inc	531,614
2,590	*	GameStop Corp (Class A)	88,604
1,429	*	Mohawk Industries, Inc	96,300
1,000	*	Pier 1 Imports, Inc	4,130
305		Williams-Sonoma, Inc	4,935
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	725,583

GENERAL BUILDING CONTRACTORS - 0.09%
100	*	Amrep Corp	4,241
121	*	Avatar Holdings, Inc	3,993
5,610		Centex Corp	90,882
2,209	*	Hovnanian Enterprises, Inc (Class A)	17,650
6,515		Lennar Corp (Class A)	98,963
4,853		M/I Homes, Inc	110,551
391	*	Meritage Homes Corp	9,658
5,613	*	Standard-Pacific Corp	27,560
6,302	*	Toll Brothers, Inc	158,999
		TOTAL GENERAL BUILDING CONTRACTORS	522,497

GENERAL MERCHANDISE STORES - 1.48%
48,158		Costco Wholesale Corp	3,126,899
16,163		JC Penney Co, Inc	538,875
11,600		Macy's, Inc	208,568
457	*	Retail Ventures, Inc	1,782
79,424		Target Corp	3,895,747
40,816		TJX Cos, Inc	1,245,704
		TOTAL GENERAL MERCHANDISE STORES	9,017,575

HEALTH SERVICES - 0.82%
761	*	Amsurg Corp	19,383
1,680	*	Corvel Corp	48,065
4,317	*	Edwards Lifesciences Corp	249,350
15,297	*	Five Star Quality Care, Inc	57,364
1,386	*	Healthways, Inc	22,356
11,759	*	Laboratory Corp of America Holdings	817,250
7,760		LCA-Vision, Inc	36,006
1,890	*	LHC Group, Inc	53,827

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
5,699	*	LifePoint Hospitals, Inc	$183,166
30,989	*	Nektar Therapeutics	111,250
6,226	*	Nighthawk Radiology Holdings, Inc	44,952
3,012	*	Pediatrix Medical Group, Inc	162,407
4,784	*	Psychiatric Solutions, Inc	181,553
64,279	*	WellPoint, Inc	3,006,329
		TOTAL HEALTH SERVICES	4,993,258

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.10%
2,642	*	Comverge, Inc	12,153
11,176	*	Foster Wheeler Ltd	403,565
6,178	*	LB Foster Co (Class A)	187,935
1,000	*	Matrix Service Co	19,100
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	622,753

HOLDING AND OTHER INVESTMENT OFFICES - 2.21%
37,970		Annaly Mortgage Management, Inc	510,697
8,100		Anworth Mortgage Asset Corp	47,952
20,859		Ashford Hospitality Trust, Inc	84,479
4,217		AvalonBay Communities, Inc	415,037
7,767		Boston Properties, Inc	727,457
7,018		Capstead Mortgage Corp	76,847
28,304	v	CBRE Realty Finance, Inc	38,210
2,455		Cherokee, Inc	53,961
20,232		Duke Realty Corp	497,303
39,551		Equity Residential	1,756,460
153		FelCor Lodging Trust, Inc	1,095
1,190		First Industrial Realty Trust, Inc	34,129
15,755		General Growth Properties, Inc	237,901
5,721		HCP, Inc	229,584
3,603		Health Care REIT, Inc	191,788
863		Highwoods Properties, Inc	30,688
3,683		Hospitality Properties Trust	75,575
37,931		Host Marriott Corp	504,103
8,502		HRPT Properties Trust	58,579
12,687		iStar Financial, Inc	32,986
22,176		Kimco Realty Corp	819,181
2,370		Lexington Corporate Properties Trust	40,811
4,953		Liberty Property Trust	186,480
610		Macerich Co	38,827
4,785		MFA Mortgage Investments, Inc	31,103
2,190		Mid-America Apartment Communities, Inc	107,617
101,407	*	NexCen Brands, Inc	28,394
32,157		NorthStar Realty Finance Corp	249,217
1,000		Post Properties, Inc	27,970
1,447		Potlatch Corp	67,126
17,499		Prologis	722,184
12,142		Public Storage, Inc	1,202,179
1,630		Regency Centers Corp	108,705
21,718		Simon Property Group, Inc	2,106,646
3,000		UDR, Inc	78,450
35,968		Virgin Media, Inc	284,147
12,448		Vornado Realty Trust	1,132,146
5,443		WABCO Holdings, Inc	193,444

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
13,811		Weingarten Realty Investors	$492,638
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	13,522,096

HOTELS AND OTHER LODGING PLACES - 0.27%
12,329		Choice Hotels International, Inc	334,116
7,745	*	Gaylord Entertainment Co	227,471
18,705	*	Great Wolf Resorts, Inc	68,460
11,327	*	Lodgian, Inc	88,351
5,534		Marcus Corp	88,987
25,171		Marriott International, Inc (Class A)	656,711
7,671		Starwood Hotels & Resorts Worldwide, Inc	215,862
		TOTAL HOTELS AND OTHER LODGING PLACES	1,679,958

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.81%
7,890	*	AGCO Corp	336,193
2,612	*	Allis-Chalmers Energy, Inc	33,042
1,565		Ampco-Pittsburgh Corp	40,534
110,308		Applied Materials, Inc	1,668,960
1,445	*	Astec Industries, Inc	44,549
8,648	*	Axcelis Technologies, Inc	14,702
7,625		Black & Decker Corp	463,219
1,585		Briggs & Stratton Corp	25,645
35,688	*	Brocade Communications Systems, Inc	207,704
757		Cascade Corp	33,164
41,774		Caterpillar, Inc	2,489,730
1,693	*	Columbus McKinnon Corp	39,904
19,995	*	Cray, Inc	103,574
22,308		Cummins, Inc	975,306
54,098		Deere & Co	2,677,851
156,817	*	Dell, Inc	2,584,344
985		Donaldson Co, Inc	41,281
1,851	*	Dril-Quip, Inc	80,315
2,214	*	Emulex Corp	23,623
5,176	*	ENGlobal Corp	68,686
3,442	*	Entegris, Inc	16,659
9,792	*	FMC Technologies, Inc	455,818
400	*	Gardner Denver, Inc	13,888
8,135		Graco, Inc	289,687
178,742		Hewlett-Packard Co	8,265,030
15,553	*	Immersion Corp	90,518
10,864		Ingersoll-Rand Co Ltd (Class A)	338,631
1,629	*	Intermec, Inc	31,994
90,364		International Business Machines Corp	10,568,973
2,132	*	Intevac, Inc	22,684
2,007	*	John Bean Technologies Corp	25,409
6,899	*	Lam Research Corp	217,250
5,404	*	Lexmark International, Inc (Class A)	176,008
1,117		Lufkin Industries, Inc	88,634
9,926		Manitowoc Co, Inc	154,349
3,855		Modine Manufacturing Co	55,820
5,584		Nordson Corp	274,230
1,537	*	Oil States International, Inc	54,333
5,426		Pall Corp	186,600
21,762		Palm, Inc	129,919

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
52,312	v*	Quantum Corp	$56,497
634	*	Rackable Systems, Inc	6,220
4,700		Rockwell Automation, Inc	175,498
305		Sauer-Danfoss, Inc	7,530
50,823		Seagate Technology, Inc	615,975
4,004	*	Semitool, Inc	32,753
4,222	*	Sigma Designs, Inc	60,037
7,783	*	STEC, Inc	59,929
2,438	*	Tecumseh Products Co (Class A)	61,048
12,475		Tennant Co	427,394
3,140	*	Terex Corp	95,833
1,235	*	TurboChef Technologies, Inc	7,595
840	*	Ultratech, Inc	10,164
7,952	*	Varian Medical Systems, Inc	454,298
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	35,479,531

INSTRUMENTS AND RELATED PRODUCTS - 7.31%
3,204	*	Advanced Medical Optics, Inc	56,967
1,715	*	Affymetrix, Inc	13,274
31,151	*	Agilent Technologies, Inc	923,939
26,372		Allergan, Inc	1,358,158
377		Analogic Corp	18,760
7,690		Bard (C.R.), Inc	729,550
64,203		Baxter International, Inc	4,213,643
7,377		Beckman Coulter, Inc	523,693
30,874		Becton Dickinson & Co	2,477,947
1,350	*	Bruker BioSciences Corp	17,996
2,200	*	Cardiac Science Corp	22,792
2,936	*	Cepheid, Inc	40,605
23,122		Danaher Corp	1,604,667
12,149		Dentsply International, Inc	456,073
101,300		Emerson Electric Co	4,132,027
6,721	*	Flir Systems, Inc	258,221
553	*	Formfactor, Inc	9,633
11,451		Garmin Ltd	388,647
8,838		Hillenbrand, Inc	178,174
12,980	*	Hologic, Inc	250,903
3,582	*	Illumina, Inc	145,178
2,598	*	Intuitive Surgical, Inc	626,066
7,191	*	ION Geophysical Corp	102,040
350	*	Itron, Inc	30,986
3,346	*	Ixia	24,660
169,589		Johnson & Johnson	11,749,126
82	*	L-1 Identity Solutions, Inc	1,253
4,280	*	LTX-Credence Corp	7,447
100,386		Medtronic, Inc	5,029,339
4,568	*	Millipore Corp	314,278
1,550	*	MKS Instruments, Inc	30,861
980		Movado Group, Inc	21,903
606	*	OYO Geospace Corp	23,804
24,171		Pitney Bowes, Inc	803,928
381	*	Resmed, Inc	16,383
610	*	Rofin-Sinar Technologies, Inc	18,672
3,013		Roper Industries, Inc	171,621

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
28,511	*	St. Jude Medical, Inc	$1,239,943
4,870		STERIS Corp	183,015
30,808		Stryker Corp	1,919,338
1,367	*	Techne Corp	98,588
31,925	*	Thermo Electron Corp	1,755,875
4,718	*	Trimble Navigation Ltd	122,008
7,276	*	Vivus, Inc	57,771
5,485	*	Waters Corp	319,117
86,342		Xerox Corp	995,523
18,348	*	Zimmer Holdings, Inc	1,184,547
800	*	Zygo Corp	10,064
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	44,679,003

INSURANCE AGENTS, BROKERS AND SERVICE - 0.53%
27,459		AON Corp	1,234,557
21,578	*	Crawford & Co (Class B)	327,985
40,691		Hartford Financial Services Group, Inc	1,667,924
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,230,466

INSURANCE CARRIERS - 4.14%
45,721		Aetna, Inc	1,650,985
66,493		Aflac, Inc	3,906,464
71	*	Alleghany Corp	25,915
9,279		Ambac Financial Group, Inc	21,620
510		American Physicians Capital, Inc	21,588
2,300	*	Arch Capital Group Ltd	167,969
15,964		Aspen Insurance Holdings Ltd	439,010
12,151		Assurant, Inc	668,305
1,192	*	Catalyst Health Solutions, Inc	31,135
1,565	*	Centene Corp	32,098
64,708		Chubb Corp	3,552,469
41,232		Cincinnati Financial Corp	1,172,638
6,428		Endurance Specialty Holdings Ltd	198,754
3,675		Erie Indemnity Co (Class A)	155,342
41,261		Genworth Financial, Inc (Class A)	355,257
2,617		Hanover Insurance Group, Inc	119,126
13,875	*	Humana, Inc	571,650
500		LandAmerica Financial Group, Inc	12,125
15,891		Leucadia National Corp	722,087
42,142		Lincoln National Corp	1,804,099
613	*	Markel Corp	215,469
11,293		MBIA, Inc	134,387
6,699		MGIC Investment Corp	47,094
2,411	*	Molina Healthcare, Inc	74,741
13,400		Montpelier Re Holdings Ltd	221,234
7,100		Nationwide Financial Services, Inc (Class A)	350,243
1,407		Odyssey Re Holdings Corp	61,627
4,874		Phoenix Cos, Inc	45,036
6,700		Platinum Underwriters Holdings Ltd	237,716
3,089		PMI Group, Inc	9,112
35,689		Principal Financial Group	1,552,115
82,815		Progressive Corp	1,440,981
5,385		Protective Life Corp	153,526
3,750		Radian Group, Inc	18,900

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
381		Stancorp Financial Group, Inc	$19,812
1,100		Tower Group, Inc	25,916
83,525		Travelers Cos, Inc	3,775,330
2,930		Unitrin, Inc	73,074
24,739		UnumProvident Corp	620,949
12,592		W.R. Berkley Corp	296,542
17,089		XL Capital Ltd (Class A)	306,577
		TOTAL INSURANCE CARRIERS	25,309,017

LEATHER AND LEATHER PRODUCTS - 0.10%
21,012	*	Coach, Inc	526,141
2,309		Weyco Group, Inc	77,282
		TOTAL LEATHER AND LEATHER PRODUCTS	603,423

LEGAL SERVICES - 0.03%
2,433	*	FTI Consulting, Inc	175,760
		TOTAL LEGAL SERVICES	175,760

LUMBER AND WOOD PRODUCTS - 0.01%
6,717	*	Champion Enterprises, Inc	37,279
300		Skyline Corp	7,929
		TOTAL LUMBER AND WOOD PRODUCTS	45,208

METAL MINING - 0.14%
16,494	*	Allied Nevada Gold Corp	94,346
2,358	*	Rosetta Resources, Inc	43,293
19,308		Royal Gold, Inc	694,315
		TOTAL METAL MINING	831,954

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.36%
5,700		Armstrong World Industries, Inc	164,730
3,340		Callaway Golf Co	46,994
1,145		Daktronics, Inc	19,076
60,900		Mattel, Inc	1,098,636
390	*	Nautilus, Inc	1,782
25,378		Tyco International Ltd	888,737
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,219,955

MISCELLANEOUS RETAIL - 1.56%
17,880	*	Amazon.com, Inc	1,300,949
20,147		Best Buy Co, Inc	755,513
658	*	Coldwater Creek, Inc	3,810
92,064		CVS Corp	3,098,874
1,162	*	Dollar Tree, Inc	42,250
5,064	*	GSI Commerce, Inc	78,391
17,401	*	Hibbett Sports, Inc	348,368
4,592	*	HSN, Inc	50,558
315		Nutri/System, Inc	5,582
12,229	*	Office Depot, Inc	71,173
930	*	Overstock.com, Inc	18,423
2,000		Petsmart, Inc	49,420
1,614	*	Priceline.com, Inc	110,446
46,725		Staples, Inc	1,051,312
2,200		Systemax, Inc	30,932

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
4,447		Tiffany & Co	$157,957
76,162		Walgreen Co	2,357,976
		TOTAL MISCELLANEOUS RETAIL	9,531,934

MOTION PICTURES - 1.12%
457	*	Avid Technology, Inc	10,996
11,708	*	Discovery Communications, Inc (Class A)	166,839
11,708	*	Discovery Communications, Inc (Class C)	165,785
6,671	*	DreamWorks Animation SKG, Inc (Class A)	209,803
2,881		Regal Entertainment Group (Class A)	45,462
347,487		Time Warner, Inc	4,555,555
6,284	*	tw telecom inc (Class A)	65,291
66,254	*	Viacom, Inc (Class B)	1,645,749
		TOTAL MOTION PICTURES	6,865,480

NONDEPOSITORY INSTITUTIONS - 1.25%
111,719		American Express Co	3,958,204
14,309	*	AmeriCredit Corp	144,950
34,880		Capital One Financial Corp	1,778,880
9,196		CapitalSource, Inc	113,111
50,159		Centerline Holding Co	99,816
41,890		CIT Group, Inc	291,554
39,022		Discover Financial Services	539,284
7,700		Federal Agricultural Mortgage Corp (Class C)	31,570
29,486	*	Guaranty Financial Group, Inc	116,470
30,605		Medallion Financial Corp	320,434
20,027	*	NewStar Financial, Inc	162,019
1,600	*	PHH Corp	21,264
2,690	*	thinkorswim Group, Inc	22,408
1,293	*	World Acceptance Corp	46,548
		TOTAL NONDEPOSITORY INSTITUTIONS	7,646,512

NONMETALLIC MINERALS, EXCEPT FUELS - 0.24%
11,873		AMCOL International Corp	371,150
920		Compass Minerals International, Inc	48,199
13,939		Vulcan Materials Co	1,038,455
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,457,804

OIL AND GAS EXTRACTION - 4.78%
6,267		Atlas America, Inc	213,767
2,516	*	ATP Oil & Gas Corp	44,810
580	*	Atwood Oceanics, Inc	21,112
6,354		Berry Petroleum Co (Class A)	246,090
3,340	*	Bronco Drilling Co, Inc	34,135
14,852	*	Callon Petroleum Co	267,782
15,022	*	Cameron International Corp	578,948
837	*	Carrizo Oil & Gas, Inc	30,358
7,781	*	Cheniere Energy, Inc	17,507
53,646		Chesapeake Energy Corp	1,923,746
10,407		Cimarex Energy Co	509,006
3,030	*	Complete Production Services, Inc	60,994
5,024	*	Contango Oil & Gas Co	271,195
500	*	Dawson Geophysical Co	23,345
4,419	*	Delta Petroleum Corp	60,010

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
45,324	*	Denbury Resources, Inc	$862,969
4,054	*	Edge Petroleum Corp	7,257
4,870	*	Encore Acquisition Co	203,469
21,167		ENSCO International, Inc	1,219,854
43,054		Equitable Resources, Inc	1,579,221
1,370	*	EXCO Resources, Inc	22,358
1,383	*	Exterran Holdings, Inc	44,201
1,600	*	Geokinetics, Inc	30,400
3,100	*	Geomet, Inc	16,864
12,515	*	Global Industries Ltd	86,854
2,553	*	GMX Resources, Inc	122,033
5,631	*	Goodrich Petroleum Corp	245,455
21,031	*	Grey Wolf, Inc	163,621
9,767	*	Helix Energy Solutions Group, Inc	237,143
20,233		Helmerich & Payne, Inc	873,863
3,600	*	Hercules Offshore, Inc	54,576
10,552	*	McMoRan Exploration Co	249,449
38,009	*	Meridian Resource Corp	69,937
18,835	*	Nabors Industries Ltd	469,368
40,491	*	National Oilwell Varco, Inc	2,033,863
20,200		Noble Corp	886,780
1,457	*	Oceaneering International, Inc	77,687
3,912	*	Parallel Petroleum Corp	36,851
7,600	*	Parker Drilling Co	60,952
32,490	*	PetroHawk Energy Corp	702,759
3,626	*	Petroleum Development Corp	160,886
6,383	*	Petroquest Energy, Inc	97,979
5,600	*	Pioneer Drilling Co	74,480
19,023		Pioneer Natural Resources Co	994,522
21,281	*	Plains Exploration & Production Co	748,240
21,019	*	Pride International, Inc	622,373
14,910	*	Quicksilver Resources, Inc	292,683
12,094		Range Resources Corp	518,470
2,430		RPC, Inc	34,166
20,767		Smith International, Inc	1,217,777
17,638	*	Southwestern Energy Co	538,664
8,878		St. Mary Land & Exploration Co	316,501
3,305	*	Stone Energy Corp	139,901
43,021	*	Sulphco, Inc	86,472
1,765	*	Superior Energy Services	54,962
7,166	*	Swift Energy Co	277,253
4,765	*	Toreador Resources Corp	42,837
35,796		Transocean, Inc	3,931,833
3,817	*	TXCO Resources, Inc	38,323
4,713	*	Unit Corp	234,802
5,760	*	Venoco, Inc	74,880
7,898		W&T Offshore, Inc	215,536
1,141	*	Warren Resources, Inc	11,387
23,078	*	Weatherford International Ltd	580,181
5,041	*	Whiting Petroleum Corp	359,222
62,520		XTO Energy, Inc	2,908,430
		TOTAL OIL AND GAS EXTRACTION	29,233,349

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
PAPER AND ALLIED PRODUCTS - 0.97%
10,256		Bemis Co	$268,810
6,951	*	Buckeye Technologies, Inc	56,929
22,095	*	Domtar Corporation	101,637
2,230		Glatfelter	30,194
30,240		International Paper Co	791,683
46,993		Kimberly-Clark Corp	3,047,026
36,921		MeadWestvaco Corp	860,628
8,748		Packaging Corp of America	202,779
2,117		Rock-Tenn Co (Class A)	84,638
108	*	Smurfit-Stone Container Corp	507
13,215		Sonoco Products Co	392,221
5,750		Temple-Inland, Inc	87,745
1,674		Wausau Paper Corp	16,958
		TOTAL PAPER AND ALLIED PRODUCTS	5,941,755

PERSONAL SERVICES - 0.04%
5,300		Regis Corp	145,750
1,350		Unifirst Corp	58,172
1,105		Weight Watchers International, Inc	40,443
		TOTAL PERSONAL SERVICES	244,365

PETROLEUM AND COAL PRODUCTS - 3.59%
8,741		Alon USA Energy, Inc	117,829
40,696		Apache Corp	4,243,779
2,550		Ashland, Inc	74,562
11,700		Cabot Oil & Gas Corp	422,838
49,527		Devon Energy Corp	4,516,862
33,561		EOG Resources, Inc	3,002,367
30,868		Hess Corp	2,533,646
32,216		Murphy Oil Corp	2,066,334
12,882	*	Newfield Exploration Co	412,095
35,759		Noble Energy, Inc	1,987,843
19,594		Sunoco, Inc	697,155
56,011		Valero Energy Corp	1,697,133
15,038		Western Refining, Inc	152,034
		TOTAL PETROLEUM AND COAL PRODUCTS	21,924,477

PIPELINES, EXCEPT NATURAL GAS - 0.38%
98,700		Spectra Energy Corp	2,349,060
		TOTAL PIPELINES, EXCEPT NATURAL GAS	2,349,060

PRIMARY METAL INDUSTRIES - 1.24%
43,402		Alcoa, Inc	980,017
4,582		Allegheny Technologies, Inc	135,398
10,959	*	Century Aluminum Co	303,455
113,114		Corning, Inc	1,769,103
457		Encore Wire Corp	8,276
7,633		Gibraltar Industries, Inc	142,814
5,506		Hubbell, Inc (Class B)	192,985
39,188		Nucor Corp	1,547,926
4,390		Olympic Steel, Inc	129,461
25,660		Steel Dynamics, Inc	438,529
8,610		Tredegar Corp	153,172
16,739		United States Steel Corp	1,299,114

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
33,493		Worthington Industries, Inc	$500,386
		TOTAL PRIMARY METAL INDUSTRIES	7,600,636

PRINTING AND PUBLISHING - 0.50%
761	*	ACCO Brands Corp	5,738
7,999		Dun & Bradstreet Corp	754,786
4,693		EW Scripps Co (Class A)	33,179
4,867		Harte-Hanks, Inc	50,471
1,520		John Wiley & Sons, Inc (Class A)	61,484
37,527		Journal Communications, Inc (Class A)	183,132
1,890		Lee Enterprises, Inc	6,615
4,910		Meredith Corp	137,676
28,235		New York Times Co (Class A)	403,478
26,796	*	R.H. Donnelley Corp	53,324
9,860		R.R. Donnelley & Sons Co	241,866
13,835		Standard Register Co	136,275
822	*	Valassis Communications, Inc	7,119
1,749		Washington Post Co (Class B)	973,773
		TOTAL PRINTING AND PUBLISHING	3,048,916

RAILROAD TRANSPORTATION - 1.13%
50,038		CSX Corp	2,730,574
533	*	Genesee & Wyoming, Inc (Class A)	19,998
8,587	*	Kansas City Southern Industries, Inc	380,919
57,018		Norfolk Southern Corp	3,775,162
		TOTAL RAILROAD TRANSPORTATION	6,906,653

REAL ESTATE - 0.04%
8,458	*	CB Richard Ellis Group, Inc (Class A)	113,084
1,693		Forest City Enterprises, Inc (Class A)	51,924
1,916	*	Forestar Real Estate Group, Inc	28,261
229		Jones Lang LaSalle, Inc	9,957
7,397		Stewart Enterprises, Inc (Class A)	58,140
		TOTAL REAL ESTATE	261,366

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.60%
190	*	Deckers Outdoor Corp	19,775
50,256		Nike, Inc (Class B)	3,362,126
7,390		Sealed Air Corp	162,506
1,937		Spartech Corp	19,176
3,250		Tupperware Corp	89,798
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	3,653,381

SECURITY AND COMMODITY BROKERS - 2.72%
14,932		Ameriprise Financial, Inc	570,402
3,610		BlackRock, Inc	702,145
12,886		Broadridge Financial Solutions, Inc	198,315
79,407		Charles Schwab Corp	2,064,582
3,831		CME Group, Inc	1,423,255
7,612	*	Duff & Phelps Corp (Class A)	160,080
3,433		Eaton Vance Corp	120,945
7,070		Evercore Partners, Inc (Class A)	127,118
5,416		Federated Investors, Inc (Class B)	156,252
26,697		Franklin Resources, Inc	2,352,807

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
32,731		Goldman Sachs Group, Inc	$4,189,568
3,601	*	IntercontinentalExchange, Inc	290,529
40,492		Invesco Ltd	849,522
153	*	Investment Technology Group, Inc	4,656
47,687	*	Ladenburg Thalmann Financial Services, Inc	85,837
8,256		Lazard Ltd (Class A)	353,026
10,411		Legg Mason, Inc	396,243
10,870	*	Nasdaq Stock Market, Inc	332,296
18,628		NYSE Euronext	729,845
11,286		SEI Investments Co	250,549
23,017		T Rowe Price Group, Inc	1,236,243
5,097		US Global Investors, Inc (Class A)	51,225
		TOTAL SECURITY AND COMMODITY BROKERS	16,645,440

SOCIAL SERVICES - 0.01%
9,200	*	Capital Senior Living Corp	69,920
		TOTAL SOCIAL SERVICES	69,920

SPECIAL TRADE CONTRACTORS - 0.05%
500		Chemed Corp	20,530
1,785	*	Layne Christensen Co	63,242
7,666	*	Quanta Services, Inc	207,059
		TOTAL SPECIAL TRADE CONTRACTORS	290,831

STONE, CLAY, AND GLASS PRODUCTS - 0.89%
70,669		3M Co	4,827,399
241		Apogee Enterprises, Inc	3,622
180	*	Cabot Microelectronics Corp	5,775
2,629		CARBO Ceramics, Inc	135,683
4,165		Eagle Materials, Inc	93,171
9,576		Gentex Corp	136,937
4,200	*	Owens Corning, Inc	100,422
4,900	*	Owens-Illinois, Inc	144,060
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	5,447,069

TEXTILE MILL PRODUCTS - 0.01%
1,400		Oxford Industries, Inc	36,162
		TOTAL TEXTILE MILL PRODUCTS	36,162

TRANSPORTATION BY AIR - 0.82%
1,560	*	Air Methods Corp	44,163
53,773	*	Airtran Holdings, Inc	130,668
13,048	*	Continental Airlines, Inc (Class B)	217,641
38,700	*	Delta Air Lines, Inc	288,315
102,704	v*	ExpressJet Holdings, Inc	19,514
31,395		FedEx Corp	2,481,461
55,178	*	JetBlue Airways Corp	273,131
800	*	PHI, Inc	29,544
4,790		Skywest, Inc	76,544
83,072		Southwest Airlines Co	1,205,375
25,423		UAL Corp	223,468
		TOTAL TRANSPORTATION BY AIR	4,989,824

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
TRANSPORTATION EQUIPMENT - 0.86%
5,056		American Axle & Manufacturing Holdings, Inc	$27,100
6,501		ArvinMeritor, Inc	84,773
381	*	ATC Technology Corp	9,045
30,992	*	BE Aerospace, Inc	490,603
429		Federal Signal Corp	5,877
1,482	*	Fuel Systems Solutions, Inc	51,055
28,258		Genuine Parts Co	1,136,254
27,603		Harley-Davidson, Inc	1,029,592
13,170		Harsco Corp	489,792
5,200	*	Hayes Lemmerz International, Inc	14,196
1,838		Noble International Ltd	11,010
27,066		Paccar, Inc	1,033,651
23,435	*	Spirit Aerosystems Holdings, Inc (Class A)	376,600
6,160		Superior Industries International, Inc	118,026
6,952	*	Tenneco, Inc	73,900
20,499	*	Visteon Corp	47,558
4,765		Westinghouse Air Brake Technologies Corp	244,111
		TOTAL TRANSPORTATION EQUIPMENT	5,243,143

TRANSPORTATION SERVICES - 0.06%
2,963		CH Robinson Worldwide, Inc	150,995
3,054		Expeditors International Washington, Inc	106,401
4,592	*	Interval Leisure Group, Inc	47,757
10,076	*	Orbitz Worldwide, Inc	59,146
		TOTAL TRANSPORTATION SERVICES	364,299

TRUCKING AND WAREHOUSING - 0.76%
73,410		United Parcel Service, Inc (Class B)	4,616,755
		TOTAL TRUCKING AND WAREHOUSING	4,616,755

WATER TRANSPORTATION - 0.09%
2,390		Alexander & Baldwin, Inc	105,232
6,649	*	Gulfmark Offshore, Inc	298,407
3,713	*	Hornbeck Offshore Services, Inc	143,396
		TOTAL WATER TRANSPORTATION	547,035

WHOLESALE TRADE-DURABLE GOODS - 0.57%
17,314		Agilysys, Inc	174,698
16,600		Barnes Group, Inc	335,652
7,740		BorgWarner, Inc	253,640
4,616		Castle (A.M.) & Co	79,764
8,120	*	Chindex International, Inc	88,183
15,436		IKON Office Solutions, Inc	262,566
1,153		Martin Marietta Materials, Inc	129,113
1,841	*	MWI Veterinary Supply, Inc	72,333
890		Owens & Minor, Inc	43,165
10,210	*	Patterson Cos, Inc	310,486
14,664		Reliance Steel & Aluminum Co	556,792
153	*	Tech Data Corp	4,567
2,050	*	Tyler Technologies, Inc	31,099
12,082		W.W. Grainger, Inc	1,050,772
2,443	*	WESCO International, Inc	78,616
		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,471,446

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-NONDURABLE GOODS - 0.61%
681		Airgas, Inc	$33,812
6,350	*	Akorn, Inc	32,575
4,961		Allscripts Healthcare Solutions, Inc	61,715
1,522	*	Dean Foods Co	35,554
10,320	*	Endo Pharmaceuticals Holdings, Inc	206,400
2,457	*	Henry Schein, Inc	132,285
11,500		Herbalife Ltd	454,480
39,980		Idearc, Inc	49,975
300		Men's Wearhouse, Inc	6,372
1,817		Nash Finch Co	78,349
2,716		Spartan Stores, Inc	67,574
82,576		Sysco Corp	2,545,818
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,704,909

		TOTAL COMMON STOCKS	607,147,965
		(Cost $654,810,308)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.35%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.35%
$ 8,250,000		Federal Home Loan Bank (FHLB), 10/01/08	8,250,000
			8,250,000

		TOTAL SHORT-TERM INVESTMENTS	8,250,000
		(Cost $8,250,000)
		TOTAL PORTFOLIO - 100.73%	615,397,965
		(Cost $663,060,308)

		OTHER ASSETS & LIABILITIES, NET - (0.73)%	(4,481,405)

		NET ASSETS - 100.00%	$610,916,560

	*	Non-income producing
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 95.14%

HOLDING AND OTHER INVESTMENT OFFICES - 91.55%
63,700	e	Acadia Realty Trust	$1,610,336
115,000	e	Alexandria Real Estate Equities, Inc	12,937,500
143,000	e	AMB Property Corp	6,477,900
129,000	e	American Campus Communities, Inc	4,370,520
42,284		American Land Lease, Inc	821,578
184,000	e	AvalonBay Communities, Inc	18,109,280
85,000	e	BioMed Realty Trust, Inc	2,248,250
345,000		Boston Properties, Inc	32,312,700
52,000		BRE Properties, Inc (Class A)	2,548,000
193,000	e	Corporate Office Properties Trust	7,787,550
830,000	e	DCT Industrial Trust, Inc	6,216,700
101,100	e	Digital Realty Trust, Inc	4,776,975
121,000	e	Douglas Emmett, Inc	2,791,470
180,000		EastGroup Properties, Inc	8,737,200
52,200		Entertainment Properties Trust	2,856,384
29,000		Equity Lifestyle Properties, Inc	1,537,870
597,000	e	Equity Residential	26,512,770
176,300	e	Essex Property Trust, Inc	20,861,579
268,000	e	Federal Realty Investment Trust	22,940,800
400,732	e	FelCor Lodging Trust, Inc	2,869,241
532,027	e	General Growth Properties, Inc	8,033,608
123,500	e	Gramercy Capital Corp	319,865
140,000	g,m,v*	GSC Capital Corp	0
543,000	e	HCP, Inc	21,790,590
105,600		Health Care REIT, Inc	5,621,088
20,661		Home Properties, Inc	1,197,305
1,150,000	e	Host Marriott Corp	15,283,500
305,000	e	iShares Dow Jones US Real Estate Index Fund	18,894,750
64,800	e	Kilroy Realty Corp	3,096,792
527,000	e	Kimco Realty Corp	19,467,380
124,000	e	Macerich Co	7,892,600
80,000	e	Maguire Properties, Inc	476,800
568,038	e	Mission West Properties, Inc	5,532,690
268,000	e	Nationwide Health Properties, Inc	9,642,640
211,200	g,m,v*	People's Choice Financial Corp	0
91,600	e	Post Properties, Inc	2,562,052
415,000	e	Prologis	17,127,050
233,900		Public Storage, Inc	23,158,439
220,000	e	Regency Centers Corp	14,671,800
553,400	e	Simon Property Group, Inc	53,679,800
121,000		SL Green Realty Corp	7,840,800
160,000	e	Strategic Hotels & Resorts, Inc	1,208,000
110,900	e	Taubman Centers, Inc	5,545,000
205,000	e	UDR, Inc	5,360,750
233,000	e	U-Store-It Trust	2,858,910

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
376,000	e	Ventas, Inc	$18,581,920
317,000		Vornado Realty Trust	28,831,150
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	487,999,882

HOTELS AND OTHER LODGING PLACES - 0.44%
83,689	e	Starwood Hotels & Resorts Worldwide, Inc	2,355,008
		TOTAL HOTELS AND OTHER LODGING PLACES	2,355,008

JUSTICE, PUBLIC ORDER AND SAFETY - 1.27%
271,800	e*	Corrections Corp of America	6,754,230
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	6,754,230

REAL ESTATE - 1.88%
310,000	g,m,v*	Asset Capital Corp, Inc	362,700
404,800		Brookfield Properties Co	6,412,032
322,000	e	Thomas Properties Group, Inc	3,252,200
		TOTAL REAL ESTATE	10,026,932

		TOTAL COMMON STOCKS	507,136,052
		(Cost $549,768,190)

SHORT-TERM INVESTMENTS - 6.88%

PRINCIPAL

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.92%
$ 20,880,000		Federal Home Loan Bank (FHLB), 0.000%, 10/01/08	20,880,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	20,880,000

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.96%
15,796,807		State Street Navigator Securities Lending Prime Portfolio	15,796,807
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	15,796,807

		TOTAL SHORT-TERM INVESTMENTS	36,676,807
		(Cost $36,676,807)

		TOTAL PORTFOLIO - 102.02%	543,812,859
		(Cost $586,444,997)
		OTHER ASSETS & LIABILITIES, NET (2.02)%	(10,791,308)

		NET ASSETS - 100.00%	$533,021,551

	*	Non-income producing
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transaction exempt from registration to qualified institutional buyers.
		At September 30, 2008, the value of these securities amounted to $362,700 or 0.07% of net assets.
	m	Indicates a security has been deemed illiquid
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Managed Allocation Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MANAGED ALLOCATION FUND II
SCHEDULE OF INVESTMENTS
September 30, 2008

SHARES		COMPANY	VALUE

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 100.24%
20,468,212	q	TIAA-CREF Institutional Bond Plus Fund II	$191,991,836
3,108,848	q	TIAA-CREF Institutional Enhanced International Equity Index Fund	21,295,616
2,228,518	q	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	17,805,862
1,587,569	q	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	12,748,185
359,034	q	TIAA-CREF Institutional Growth & Income Fund	2,929,721
5,211,024	q	TIAA-CREF Institutional International Equity Fund	45,231,696
10,797,727	q	TIAA-CREF Institutional Large-Cap Growth Fund	96,747,639
8,091,601	q	TIAA-CREF Institutional Large-Cap Value Fund	93,538,912
30,006	q	TIAA-CREF Institutional Mid-Cap Growth Fund	429,099
23,596	q	TIAA-CREF Institutional Mid-Cap Value Fund	348,752
5,932	q	TIAA-CREF Institutional Short-Term Bond Fund II	58,019
1,895,866	q	TIAA-CREF Institutional Small-Cap Equity Fund	22,958,949

		TOTAL TIAA-CREF MUTUAL FUNDS	506,084,286
		(Cost $572,629,751)

		TOTAL PORTFOLIO - 100.24%	506,084,286
		(Cost $572,629,751)

		OTHER ASSETS & LIABILITIES, NET - (0.24)%	(1,234,181)

		NET ASSETS - 100.00%	$504,850,105

	q	Affiliated fund.

For ease of presentation, we have grouped a number of industry classification categories together in the Portfolio of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 87.26%

CORPORATE BONDS - 16.36%

AMUSEMENT AND RECREATION SERVICES - 0.14%
$ 1,480,000		Walt Disney Co	5.700%	07/15/11	A2	$1,524,502
1,250,000		Walt Disney Co	4.700	12/01/12	A2	1,243,864
		TOTAL AMUSEMENT AND RECREATION SERVICES				2,768,366

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.13%
1,250,000		Home Depot, Inc	5.250	12/16/13	Baa1	1,151,093
1,350,000	e	Lowe's Cos, Inc	8.250	06/01/10	A1	1,433,526
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				2,584,619

BUSINESS SERVICES - 0.04%
825,000		Oracle Corp	4.950	04/15/13	A2	822,337
		TOTAL BUSINESS SERVICES				822,337

CHEMICALS AND ALLIED PRODUCTS - 0.58%
370,000		Abbott Laboratories	5.600	05/15/11	A1	382,405
1,000,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	958,591
600,000		Amgen, Inc	5.850	06/01/17	A3	575,949
500,000		Bristol-Myers Squibb Co	6.125	05/01/38	A2	454,265
345,000		Clorox Co	5.450	10/15/12	Baa2	343,760
740,000		Ecolab, Inc	6.875	02/01/11	A2	778,137
1,105,000		EI Du Pont de Nemours & Co	4.125	03/06/13	A2	1,053,922
1,750,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	1,661,489
720,000		GlaxoSmithKline Capital, Inc	6.375	05/15/38	A1	675,930
1,300,000		Johnson & Johnson	5.950	08/15/37	Aaa	1,285,746
900,000		Johnson & Johnson	5.850	07/15/38	Aaa	875,139
250,000		Lubrizol Corp	4.625	10/01/09	Baa2	248,810
1,200,000		Praxair, Inc	5.250	11/15/14	A2	1,173,048
705,000		Schering-Plough Corp	6.550	09/15/37	Baa1	645,717
		TOTAL CHEMICALS AND ALLIED PRODUCTS				11,112,908

COMMUNICATIONS - 1.80%
650,000		America Movil SAB de C.V.	6.125	11/15/37	A3	549,753
16,000	e	AT&T Corp	6.000	03/15/09	WR	16,078
1,900,000		AT&T Corp	7.300	11/15/11	A2	1,973,131
1,875,000		AT&T, Inc	5.100	09/15/14	A2	1,753,669
940,000		AT&T, Inc	6.150	09/15/34	A2	783,922
1,350,000		AT&T, Inc	6.500	09/01/37	A2	1,148,418
1,200,000		AT&T, Inc	6.300	01/15/38	A2	993,840
180,000		BellSouth Corp	6.875	10/15/31	A2	161,465

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 175,000		Comcast Cable Communications Holdings, Inc	8.375%	03/15/13	Baa2	$183,538
1,750,000		Comcast Corp	5.900	03/15/16	Baa2	1,603,970
4,000,000		Comcast Corp	5.875	02/15/18	Baa2	3,566,528
1,180,000		Comcast Corp	5.650	06/15/35	Baa2	877,133
270,000		Comcast Corp	6.500	11/15/35	Baa2	225,429
1,750,000		Comcast Corp	6.400	05/15/38	Baa2	1,399,913
950,000		Deutsche Telekom International Finance BV	8.750	06/15/30	A3	918,707
655,000		France Telecom S.A.	7.750	03/01/11	A3	687,416
1,330,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A3	1,400,144
370,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A3	409,094
750,000		Rogers Communications, Inc	6.800	08/15/18	Baa3	709,523
90,000		Sprint Capital Corp	8.375	03/15/12	Baa3	81,000
1,000,000		Sprint Capital Corp	8.750	03/15/32	Baa3	780,000
365,000	e	Sprint Nextel Corp	6.000	12/01/16	Baa3	281,050
550,000		Telecom Italia Capital S.A.	4.950	09/30/14	Baa2	463,799
1,000,000		Telecom Italia Capital S.A.	6.999	06/04/18	Baa2	897,650
1,400,000		Telefonica Emisiones SAU	6.221	07/03/17	Baa1	1,288,518
1,700,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	1,617,067
2,300,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	2,026,387
225,000		Time Warner Cable, Inc	6.550	05/01/37	Baa2	182,225
1,250,000		Verizon Communications, Inc	5.250	04/15/13	A3	1,204,800
650,000		Verizon Communications, Inc	6.400	02/15/38	A3	542,503
675,000		Verizon Communications, Inc	6.900	04/15/38	A3	598,334
670,000		Verizon New England, Inc	4.750	10/01/13	Baa1	615,147
1,120,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	1,099,246
500,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	460,155
1,790,000		Viacom, Inc	5.750	04/30/11	Baa3	1,738,967
1,200,000		Viacom, Inc	6.125	10/05/17	Baa3	1,088,609
670,000		Viacom, Inc	6.875	04/30/36	Baa3	537,126
		TOTAL COMMUNICATIONS				34,864,254

DEPOSITORY INSTITUTIONS - 4.38%
12,600,000	e,g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	12,924,576
8,000,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	8,524,744
1,000,000	e	Banco Nacional de Comercio Exterior SNC	3.875	01/21/09	A1	997,500
500,000		Bank of America Corp	6.250	04/15/12	Aa2	485,146
2,000,000	e	Bank of America Corp	4.900	05/01/13	Aa2	1,809,292
1,750,000		Bank of America Corp	5.750	12/01/17	Aa2	1,483,979
2,275,000		Bank of America NA	5.300	03/15/17	Aa1	1,889,840
2,225,000		Bank One Corp	5.250	01/30/13	Aa3	2,101,112
700,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	460,593
750,000		Citigroup, Inc	5.100	09/29/11	Aa3	688,579
1,125,000		Citigroup, Inc	5.300	10/17/12	Aa3	1,001,502
2,570,000		Citigroup, Inc	5.125	05/05/14	Aa3	2,112,018
1,700,000	e	Citigroup, Inc	6.875	03/05/38	Aa3	1,390,542
2,270,000		Credit Suisse	5.000	05/15/13	Aa1	2,103,589
15,700,000	g	Depfa ACS Bank	5.125	03/16/37	Aa1	14,883,600
800,000		Deutsche Bank AG.	4.875	05/20/13	Aa1	764,140
270,000		Golden West Financial Corp	4.750	10/01/12	A1	206,581
900,000		HSBC Holdings plc	6.500	09/15/37	Aa3	765,419
1,050,000	i	Huntington Capital III	6.650	05/15/37	Baa1	386,564
370,000		JPMorgan Chase & Co	7.875	06/15/10	Aa3	377,337

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 250,000	e	JPMorgan Chase & Co	4.500%	01/15/12	Aa2	$235,386
3,500,000		JPMorgan Chase & Co	6.400	05/15/38	Aa2	3,025,925
1,690,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	NR	1,602,282
500,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	372,511
370,000		Mellon Funding Corp	6.400	05/14/11	Aa3	366,771
570,000		National City Corp	4.000	02/01/11	A3	265,050
370,000		National Westminster Bank plc	7.375	10/01/09	Aa1	373,915
4,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	4,122,800
670,000		Popular North America, Inc	3.875	10/01/08	A3	670,000
840,000	e	Popular North America, Inc	5.650	04/15/09	A3	829,908
330,000	g, i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	284,442
810,000		Regions Financial Corp	6.375	05/15/12	A3	702,578
1,200,000	g, i	Royal Bank of Scotland Group plc	6.990	12/30/49	A1	894,301
1,010,000		Union Bank of California NA	5.950	05/11/16	A1	913,464
940,000		US Bank NA	5.700	12/15/08	Aa2	942,036
1,300,000		Wachovia Bank NA	4.800	11/01/14	Aa3	771,005
2,000,000		Wachovia Bank NA	5.850	02/01/37	Aa3	889,790
2,650,000		Wachovia Corp	5.300	10/15/11	A1	2,209,771
1,025,000		Wachovia Corp	5.500	05/01/13	A1	848,006
2,530,000		Wells Fargo & Co	5.300	08/26/11	Aa1	2,500,548
1,375,000		Wells Fargo & Co	4.375	01/31/13	Aa1	1,263,930
800,000		Wells Fargo & Co	5.625	12/11/17	Aa1	735,234
4,900,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	4,407,325
		TOTAL DEPOSITORY INSTITUTIONS				84,583,631

EATING AND DRINKING PLACES - 0.03%
650,000		McDonald's Corp	5.350	03/01/18	A3	628,978
		TOTAL EATING AND DRINKING PLACES				628,978

ELECTRIC, GAS, AND SANITARY SERVICES - 1.09%
900,000	g	Abu Dhabi National Energy Co	6.600	08/01/13	Aa2	893,458
1,325,000		American Water Capital Corp	6.085	10/15/17	Baa2	1,225,588
330,000		Carolina Power & Light Co	5.700	04/01/35	A2	284,684
270,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	277,142
1,000,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	791,169
1,000,000		Centerpoint Energy, Inc	6.500	05/01/18	Ba1	851,660
600,000		Commonweatlh Edison Co	5.900	03/15/36	Baa2	489,048
939,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	947,385
330,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	303,986
500,000		Consumers Energy Co	4.400	08/15/09	Baa1	498,575
750,000		Exelon Generation Co LLC	6.200	10/01/17	A3	659,115
550,000		Florida Power & Light Co	4.850	02/01/13	Aa3	548,988
670,000	e	Florida Power Corp	4.500	06/01/10	A2	675,152
500,000		Florida Power Corp	6.400	06/15/38	A2	473,465
185,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	Baa2	179,708
1,525,000		Kinder Morgan Energy Partners LP	5.950	02/15/18	Baa2	1,358,380
750,000		Midamerican Energy Co	5.800	10/15/36	A2	616,665
270,000		National Fuel Gas Co	5.250	03/01/13	Baa1	259,814
950,000		Nevada Power Co	6.500	08/01/18	Baa3	895,640
2,020,000		Nisource Finance Corp	5.400	07/15/14	Baa3	1,852,358
330,000		Ohio Power Co	5.300	11/01/10	A3	332,020
220,000		Oncor Electric Delivery Co	7.250	01/15/33	Baa3	180,420
670,000		ONEOK Partners LP	5.900	04/01/12	Baa2	659,119

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 675,000	e	Public Service Co of Colorado	4.875%	03/01/13	A3	$665,739
270,000		Public Service Co of Colorado	5.500	04/01/14	A3	267,795
660,000		Public Service Electric & Gas Co	5.300	05/01/18	A3	616,413
330,000	e	Puget Sound Energy, Inc	6.274	03/15/37	Baa2	266,488
850,000		Sempra Energy	6.150	06/15/18	Baa1	784,167
250,000		Southern California Edison Co	6.000	01/15/34	A2	231,702
1,100,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	1,159,949
650,000		Veolia Environnement	5.250	06/03/13	A3	639,145
1,280,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	1,229,440
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				21,114,377

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.08%
625,000		General Electric Co	5.250	12/06/17	Aaa	546,895
1,000,000		Koninklijke Philips Electronics NV	6.875	03/11/38	A3	990,837
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				1,537,732

FOOD AND KINDRED PRODUCTS - 0.57%
1,470,000		Bottling Group LLC	4.625	11/15/12	Aa2	1,446,427
600,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	522,412
937,000		Diageo Capital plc	5.125	01/30/12	A3	943,647
650,000		Diageo Finance BV	3.875	04/01/11	A3	643,380
1,125,000	g	Dr. Pepper Snapple Group, Inc	6.820	05/01/18	Baa3	1,085,914
350,000	g	Dr. Pepper Snapple Group, Inc	7.450	05/01/38	Baa3	337,848
925,000		General Mills, Inc	5.250	08/15/13	Baa1	917,873
1,150,000		Kraft Foods, Inc	6.000	02/11/13	Baa2	1,142,956
755,000		Kraft Foods, Inc	6.125	02/01/18	Baa2	707,267
800,000		Kraft Foods, Inc	6.125	08/23/18	Baa2	746,996
330,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	286,903
900,000		PepsiCo, Inc	5.000	06/01/18	Aa2	868,947
900,000	g	SABMiller plc	5.700	01/15/14	Baa1	878,414
670,000		WM Wrigley Jr Co	4.650	07/15/15	Ba2	559,352
		TOTAL FOOD AND KINDRED PRODUCTS				11,088,336

FOOD STORES - 0.17%
850,000		Delhaize Group	6.500	06/15/17	Baa3	805,083
740,000		Kroger Co	6.800	04/01/11	Baa2	761,964
1,000,000	e	Kroger Co	6.400	08/15/17	Baa2	958,842
325,000		Safeway, Inc	4.950	08/16/10	Baa2	325,225
370,000		Safeway, Inc	7.250	02/01/31	Baa2	376,118
		TOTAL FOOD STORES				3,227,232

GENERAL MERCHANDISE STORES - 0.26%
1,700,000		JC Penney Corp, Inc	5.750	02/15/18	Baa3	1,428,204
625,000		Macy's Retail Holdings, Inc	5.350	03/15/12	Baa3	575,556
375,000		Target Corp	6.000	01/15/18	A2	355,044
930,000		Wal-Mart Stores, Inc	6.875	08/10/09	Aa2	955,170
875,000		Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	699,418
1,025,000		Wal-Mart Stores, Inc	6.200	04/15/38	Aa2	935,005
		TOTAL GENERAL MERCHANDISE STORES				4,948,397

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
HEALTH SERVICES - 0.06%
$ 1,150,000		Quest Diagnostics, Inc	6.400%	07/01/17	Baa3	$1,117,688
		TOTAL HEALTH SERVICES				1,117,688

HOLDING AND OTHER INVESTMENT OFFICES - 0.18%
435,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	401,890
875,000		Boston Properties LP	6.250	01/15/13	Baa2	867,343
350,000		ERP Operating LP	5.750	06/15/17	Baa1	294,753
375,000		Highwoods Properties, Inc	5.850	03/15/17	Ba1	300,807
500,000		iStar Financial, Inc	5.700	03/01/14	Baa2	245,000
1,500,000		iStar Financial, Inc	5.850	03/15/17	Baa2	735,000
670,000		Simon Property Group LP	5.600	09/01/11	A3	661,480
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				3,506,273

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.22%
1,690,000	e	Caterpillar, Inc	6.050	08/15/36	A2	1,526,531
935,000		Dover Corp	6.500	02/15/11	A2	986,196
1,000,000	e	Hewlett-Packard Co	5.400	03/01/17	A2	941,245
825,000		John Deere Capital Corp	5.350	04/03/18	A2	747,898
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				4,201,870

INSTRUMENTS AND RELATED PRODUCTS - 0.10%
600,000		Medtronic, Inc	4.750	09/15/15	A1	586,166
270,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	309,993
500,000	e	Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	462,985
650,000		Xerox Corp	7.625	06/15/13	Baa2	658,021
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				2,017,165

INSURANCE CARRIERS - 0.64%
1,210,000		Aetna, Inc	6.500	09/15/18	A3	1,191,050
1,350,000		American International Group, Inc	5.050	10/01/15	A3	727,755
750,000		Chubb Corp	6.000	05/11/37	A2	629,651
2,200,000	i	Chubb Corp	6.375	03/29/67	A3	1,677,663
670,000	i	ING Groep NV	5.775	12/30/49	A1	535,384
670,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa2	486,455
500,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	493,850
1,100,000		Metlife, Inc	5.000	06/15/15	A2	1,003,426
500,000		Metlife, Inc	5.700	06/15/35	A2	393,356
1,010,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	1,005,749
1,700,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	1,660,402
1,600,000	g	Prudential Funding LLC	6.750	09/15/23	A1	1,431,125
750,000		WellPoint, Inc	5.875	06/15/17	Baa1	694,238
655,000		WellPoint, Inc	5.850	01/15/36	Baa1	517,571
		TOTAL INSURANCE CARRIERS				12,447,675

METAL MINING - 0.26%
900,000		Barrick Gold Financeco LLC	6.125	09/15/13	Baa1	884,472
670,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	636,724
875,000		Freeport-McMoRan Copper & Gold, Inc	8.375	04/01/17	Ba2	861,875
850,000		Rio Tinto Finance USA Ltd	5.875	07/15/13	A3	833,264

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 900,000		Rio Tinto Finance USA Ltd	6.500%	07/15/18	A3	$851,048
1,000,000		Vale Overseas Ltd	6.250	01/23/17	Baa2	934,440
		TOTAL METAL MINING				5,001,823

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.05%
400,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NA	385,000
560,000		Harsco Corp	5.125	09/15/13	A3	568,412
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				953,412

MISCELLANEOUS RETAIL - 0.15%
2,150,000		CVS Caremark Corp	5.750	06/01/17	Baa2	2,009,158
875,000		Walgreen Co	4.875	08/01/13	A2	874,730
		TOTAL MISCELLANEOUS RETAIL				2,883,888

MOTION PICTURES - 0.10%
1,310,000		Historic TW, Inc	6.625	05/15/29	Baa2	1,046,323
910,000		Time Warner, Inc	6.875	05/01/12	Baa2	902,261
		TOTAL MOTION PICTURES				1,948,584

NONDEPOSITORY INSTITUTIONS - 1.72%
2,500,000		American General Finance Corp	6.900	12/15/17	Baa1	1,159,230
1,350,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	1,333,176
1,900,000	e	Boeing Capital Corp Ltd	6.100	03/01/11	A2	1,994,637
1,480,000	e	Capital One Financial Corp	5.700	09/15/11	A3	1,310,605
1,800,000		CIT Group, Inc	5.850	09/15/16	Baa1	872,995
670,000		Daimler Finance North America LLC	5.875	03/15/11	A3	667,711
1,350,000		Daimler Finance North America LLC	5.750	09/08/11	A3	1,332,855
1,000,000		General Electric Capital Corp	6.000	06/15/12	Aaa	965,174
1,375,000		General Electric Capital Corp	5.450	01/15/13	Aaa	1,284,591
6,100,000		General Electric Capital Corp	5.500	06/04/14	Aaa	5,725,661
1,125,000		General Electric Capital Corp	5.625	09/15/17	Aaa	965,531
750,000		General Electric Capital Corp	5.625	05/01/18	Aaa	633,957
1,000,000	g	HKCG Finance Ltd	6.250	08/07/18	A1	983,701
330,000	g, i	HSBC Capital Funding LP	4.610	12/30/49	A1	281,584
1,520,000		HSBC Finance Corp	5.250	01/14/11	Aa3	1,493,459
200,000	e	HSBC Finance Corp	5.900	06/19/12	Aa3	190,178
7,250,000	e	HSBC Finance Corp	4.750	07/15/13	Aa3	6,522,709
2,250,000		International Lease Finance Corp	5.750	06/15/11	Baa1	1,621,454
975,000		International Lease Finance Corp	5.625	09/20/13	Baa1	633,489
875,000	e	International Lease Finance Corp	6.625	11/15/13	Baa1	536,394
1,077,000		MBNA Corp	6.125	03/01/13	Aa2	1,017,890
1,610,000		National Rural Utilities Cooperative Finance
		Corp	5.500	07/01/13	A1	1,598,199
200,000	g	WEA Finance LLC	7.125	04/15/18	A2	179,801
		TOTAL NONDEPOSITORY INSTITUTIONS				33,304,981

NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
425,000	e	Vulcan Materials Co	6.300	06/15/13	A3	428,882
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				428,882

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
OIL AND GAS EXTRACTION - 0.98%
$ 1,110,000		Baker Hughes, Inc	6.875%	01/15/29	A2	$1,169,280
600,000		BJ Services Co	5.750	06/01/11	Baa1	617,005
930,000		Burlington Resources Finance Co	6.400	08/15/11	A2	964,140
1,110,000		Burlington Resources Finance Co	7.200	08/15/31	A2	1,138,849
850,000		Canadian Natural Resources Ltd	5.150	02/01/13	Baa2	791,588
700,000		Enterprise Products Operating LLC	6.300	09/15/17	Baa3	652,811
400,000		Enterprise Products Operating LLC	6.500	01/31/19	Baa3	372,635
450,000		Enterprise Products Operating LP	4.625	10/15/09	Baa3	440,397
270,000		Equitable Resources, Inc	5.150	11/15/12	Baa1	259,100
500,000		Husky Energy, Inc	6.250	06/15/12	Baa2	492,255
1,250,000		Husky Energy, Inc	6.800	09/15/37	Baa2	1,034,046
330,000		Nexen, Inc	5.050	11/20/13	Baa2	302,950
1,500,000	e	Nexen, Inc	5.650	05/15/17	Baa2	1,281,281
770,000		Nexen, Inc	6.400	05/15/37	Baa2	609,597
2,000,000	g	Pemex Projec Funding Master Trust	5.750	03/01/18	Baa1	1,892,600
3,000,000	g	Pemex Projec Funding Master Trust	6.625	06/15/38	Baa1	2,718,900
500,000		Petrobras International Finance Co	5.875	03/01/18	Baa1	454,441
928,636	g	Tengizchevroil Finance Co SARL	6.124	11/15/14	Baa3	742,909
500,000		Weatherford International, Inc	5.950	06/15/12	Baa1	500,308
2,230,000		XTO Energy, Inc	6.250	04/15/13	Baa2	2,231,670
325,000	e	XTO Energy, Inc	5.500	06/15/18	Baa2	287,280
		TOTAL OIL AND GAS EXTRACTION				18,954,042

PAPER AND ALLIED PRODUCTS - 0.07%
625,000		International Paper Co	7.400	06/15/14	Baa3	625,959
750,000		Kimberly-Clark Corp	6.625	08/01/37	A2	750,389
		TOTAL PAPER AND ALLIED PRODUCTS				1,376,348

PETROLEUM AND COAL PRODUCTS - 0.03%
700,000		Valero Energy Corp	6.625	06/15/37	Baa2	604,051
		TOTAL PETROLEUM AND COAL PRODUCTS				604,051

PIPELINES, EXCEPT NATURAL GAS - 0.35%
670,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	665,265
500,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	471,147
670,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	661,600
900,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	Baa3	887,817
220,000		TransCanada Pipelines Ltd	4.000	06/15/13	A3	204,186
2,900,000		TransCanada Pipelines Ltd	7.690	06/30/16	A3	3,066,303
1,000,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	825,221
		TOTAL PIPELINES, EXCEPT NATURAL GAS				6,781,539

PRIMARY METAL INDUSTRIES - 0.11%
1,700,000	e,g	ArcelorMittal	5.375	06/01/13	Baa2	1,605,987
250,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	243,735
350,000	g	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	297,520
		TOTAL PRIMARY METAL INDUSTRIES				2,147,242

PRINTING AND PUBLISHING - 0.21%
330,000		News America, Inc	7.625	11/30/28	Baa1	315,334

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,250,000		News America, Inc	6.150%	03/01/37	Baa1	$1,019,159
1,500,000		Thomson Corp	5.950	07/15/13	Baa1	1,498,230
1,125,000		Thomson Corp	5.700	10/01/14	Baa1	1,117,964
		TOTAL PRINTING AND PUBLISHING				3,950,687

RAILROAD TRANSPORTATION - 0.21%
670,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	699,382
450,000	e	Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	410,693
370,000		Canadian National Railway Co	4.400	03/15/13	A3	357,142
325,000		Canadian Pacific Railway Co	5.750	05/15/13	Baa3	315,435
380,000		CSX Corp	6.150	05/01/37	Baa3	294,526
625,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	602,439
1,263,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,098,228
330,000		Union Pacific Corp	6.500	04/15/12	Baa2	334,308
		TOTAL RAILROAD TRANSPORTATION				4,112,153

REAL ESTATE - 0.02%
750,000	g, i	USB Realty Corp	6.091	12/30/49	A1	345,000
		TOTAL REAL ESTATE				345,000

SECURITY AND COMMODITY BROKERS - 1.16%
1,500,000	e	Bear Stearns Cos, Inc	5.700	11/15/14	Aa2	1,402,332
1,000,000		Bear Stearns Cos, Inc	6.400	10/02/17	Aa2	933,897
500,000		Bear Stearns Cos, Inc	7.250	02/01/18	Aa2	481,188
1,000,000		Eaton Vance Corp	6.500	10/02/17	A3	980,027
1,000,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	439,310
1,500,000		Goldman Sachs Group, Inc	5.700	09/01/12	Aa3	1,292,094
670,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	577,685
530,000		Goldman Sachs Group, Inc	5.150	01/15/14	Aa3	435,280
2,050,000		Goldman Sachs Group, Inc	5.950	01/18/18	Aa3	1,691,176
200,000		Goldman Sachs Group, Inc	6.450	05/01/36	A1	130,541
500,000		Goldman Sachs Group, Inc	6.750	10/01/37	A1	333,795
750,000	n	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	Ca	75
1,725,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	1,617,417
875,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	788,218
3,075,000		Merrill Lynch & Co, Inc	6.875	04/25/18	A2	2,720,606
1,190,000		Morgan Stanley	5.750	10/18/16	A1	737,942
1,375,000		Morgan Stanley	5.450	01/09/17	A1	852,922
1,250,000		Morgan Stanley	5.550	04/27/17	A1	774,912
2,675,000		Morgan Stanley	5.950	12/28/17	A1	1,675,743
4,280,570	g	Morgan Stanley Tracers	6.789	06/15/12	Baa2	4,519,170
		TOTAL SECURITY AND COMMODITY BROKERS				22,384,330

STONE, CLAY, AND GLASS PRODUCTS - 0.02%
305,000		3M Co	4.375	08/15/13	Aa1	308,186
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				308,186

TOBACCO PRODUCTS - 0.06%
850,000		Philip Morris International, Inc	4.875	05/16/13	A2	837,709
300,000		Philip Morris International, Inc	6.375	05/16/38	A2	263,890
		TOTAL TOBACCO PRODUCTS				1,101,599

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

TRANSPORTATION BY AIR - 0.05%
$ 1,050,000		FedEx Corp	3.500%	04/01/09	Baa2	$1,041,993
		TOTAL TRANSPORTATION BY AIR				1,041,993

TRANSPORTATION EQUIPMENT - 0.26%
2,020,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	2,087,761
500,000		Honeywell International, Inc	5.700	03/15/37	A2	431,164
775,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	738,301
740,000		United Technologies Corp	6.350	03/01/11	A2	782,976
875,000		United Technologies Corp	5.375	12/15/17	A2	845,795
235,000		United Technologies Corp	6.050	06/01/36	A2	219,016
		TOTAL TRANSPORTATION EQUIPMENT				5,105,013

WHOLESALE TRADE-NONDURABLE GOODS - 0.06%
180,000		Colgate-Palmolive Co	6.450	06/16/28	Aa3	190,721
960,000		Procter & Gamble Co	5.550	03/05/37	Aa3	892,738
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				1,083,459

		TOTAL CORPORATE BONDS				316,389,050
		(Cost $346,223,064)

GOVERNMENT BONDS - 70.90%

AGENCY SECURITIES - 9.07%
1,555,386		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,625,395
1,690,000		Federal Farm Credit Bank (FFCB)	4.125	04/15/09	Aaa	1,698,218
10,000,000		FFCB	2.625	04/21/11	Aaa	9,788,630
10,000,000		Federal Home Loan Bank (FHLB)	5.000	10/16/09	Aaa	10,007,780
4,000,000		FHLB	2.375	04/30/10	Aaa	3,943,640
5,000,000		FHLB	3.750	05/19/11	Aaa	4,992,615
11,000,000		FHLB	3.375	06/24/11	Aaa	10,902,210
15,000,000		FHLB	3.625	09/16/11	Aaa	15,002,805
1,010,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	02/27/09	Aaa	1,011,894
3,500,000		FHLMC	4.875	02/09/10	Aaa	3,578,358
5,000,000		FHLMC	3.250	07/16/10	Aaa	5,009,425
7,500,000		FHLMC	5.500	08/20/12	Aaa	7,946,175
3,000,000		FHLMC	4.125	12/21/12	Aaa	3,030,795
2,000,000		FHLMC	3.500	05/29/13	Aaa	1,965,806
7,670,000		FHLMC	5.125	10/18/16	Aaa	7,915,724
6,760,000		Federal National Mortgage Association	3.660
		(FNMA)		02/25/09	Aaa	6,771,161
4,200,000	d	FNMA	7.125	06/15/10	Aaa	4,475,478
1,975,000		FNMA	3.250	08/12/10	Aaa	1,979,602
36,000,000		FNMA	2.875	10/12/10	Aaa	35,835,336
4,000,000		FNMA	5.000	10/15/11	Aaa	4,179,496
5,000,000		FNMA	5.625	07/15/37	Aaa	5,299,490
1,431,010		Overseas Private Investment Corp	3.420	01/15/15	NR	1,472,839
5,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	5,176,370
7,500,000		Private Export Funding Corp	3.550	04/15/13	Aaa	7,286,318
13,000,000		Private Export Funding Corp	5.450	09/15/17	Aaa	13,489,515
970,312		Totem Ocean Trailer Express, Inc	4.514	12/18/19	NR	1,008,542
		TOTAL AGENCY SECURITIES				175,393,617

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
FOREIGN GOVERNMENT BONDS - 3.02%
$ 1,010,000		Asian Development Bank/Pasig	4.125%	09/15/10	Aaa	$1,041,350
1,690,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	1,760,676
270,000	e	Chile Government International Bond	5.500	01/15/13	A2	289,062
1,110,000		China Development Bank	5.000	10/15/15	A1	1,046,129
600,000		Development Bank of Japan	4.250	06/09/15	Aaa	605,010
840,000		Eksportfinans A/S	5.000	02/14/12	Aaa	863,596
600,000		European Investment Bank	4.875	02/15/36	Aaa	600,600
1,690,000		Federal Republic of Germany	3.875	06/01/10	Aaa	1,707,001
6,000,000	e	Federative Republic of Brazil	6.000	01/17/17	Ba1	5,790,000
3,000,000		Federative Republic of Brazil	8.000	01/15/18	Ba1	3,217,500
900,000		Hellenic Republic	4.625	06/25/13	NR	926,190
2,020,000		International Finance Corp	5.125	05/02/11	Aaa	2,153,548
920,000		Israel Government International Bond	5.500	11/09/16	A1	948,736
1,275,000		Italy Government International Bond	5.375	06/12/17	NR	1,344,579
900,000	g	Korea Railroad Corp	5.375	05/15/13	A2	843,877
670,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	682,361
3,250,000	e	Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	3,263,865
775,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	817,850
3,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	3,151,167
242,000		Mexico Government International Bond	6.375	01/16/13	Baa1	248,776
646,000	e	Mexico Government International Bond	5.875	01/15/14	Baa1	650,038
750,000		Mexico Government International Bond	6.750	09/27/34	Baa1	753,750
1,000,000		Mexico Government International Bond	6.050	01/11/40	Baa1	896,000
1,150,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	1,205,856
1,000,000		Peruvian Government International Bond	7.350	07/21/25	Ba1	995,000
3,380,000	e	Province of Manitoba Canada	4.450	04/12/10	Aa1	3,466,021
1,500,000	e	Province of Manitoba Canada	5.000	02/15/12	Aa1	1,576,365
370,000		Province of Ontario	5.500	10/01/08	Aa1	370,000
3,740,000		Province of Ontario	3.125	09/08/10	Aa1	3,767,265
2,600,000	e	Province of Quebec Canada	5.125	11/14/16	Aa2	2,665,762
1,285,000	e	Province of Quebec Canada	4.625	05/14/18	Aa2	1,262,446
930,000		Province of Quebec Canada	7.500	09/15/29	Aa2	1,183,081
1,350,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	1,572,683
4,629,500		Russian Federation	7.500	03/31/30	Baa2	4,739,451
1,845,000	e	Svensk Exportkredit AB	5.125	03/01/17	Aa1	1,911,204
		TOTAL FOREIGN GOVERNMENT BONDS				58,316,795

MORTGAGE BACKED SECURITIES - 38.61%
1,234,651		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		1,271,938
1,620,179		FHLMC	4.500	09/15/35		1,581,963
1,698,290	i	FHLMC	5.073	02/01/36		1,707,120
626,022	i	FHLMC	5.800	07/01/36		639,960
1,808,110	i	FHLMC	4.993	09/01/36		1,834,919
1,604,757	i	FHLMC	5.924	09/01/36		1,647,723
3,255,088	i	FHLMC	6.089	09/01/36		3,310,036
5,090,002	i	FHLMC	5.723	03/01/37		5,145,112
4,933,458	i	FHLMC	5.870	04/01/37		5,032,069
4,464,492	i	FHLMC	6.023	05/01/37		4,554,445
1,557,703	i	FHLMC	5.710	06/01/37		1,583,008
3,403,430	i	FHLMC	5.857	08/01/37		3,465,806

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 4,247,690	i	FHLMC	5.851%	09/01/37	$4,323,639
70,677	d	Federal Home Loan Mortgage Corp Gold
		(FGLMC)	7.500	01/01/16	74,492
4,160		FGLMC	7.500	05/01/16	4,384
5,054		FGLMC	7.500	06/01/16	5,326
2,361,957		FGLMC	4.500	09/01/18	2,324,270
2,268,079		FGLMC	4.500	01/01/19	2,224,802
4,007,036		FGLMC	4.500	05/01/19	3,930,578
3,086,563		FGLMC	5.000	05/01/20	3,072,038
471,064		FGLMC	4.500	07/01/20	460,604
66,346		FGLMC	7.000	10/01/20	69,844
7,497,683		FGLMC	4.500	06/01/21	7,331,191
12,319,931		FGLMC	4.500	06/01/21	12,046,356
7,617		FGLMC	6.500	10/01/28	7,891
115,016	d	FGLMC	6.500	01/01/29	119,143
17,399		FGLMC	6.500	03/01/29	18,024
62,398		FGLMC	6.500	07/01/29	64,598
11,733		FGLMC	8.000	01/01/31	12,726
117,908	d	FGLMC	6.500	09/01/31	121,955
130,688		FGLMC	8.000	09/01/31	141,734
729,167		FGLMC	7.000	12/01/31	767,323
3,095,966		FGLMC	6.000	03/01/33	3,150,527
460,608		FGLMC	6.000	03/01/33	468,438
2,081,477		FGLMC	4.500	07/01/33	1,977,483
3,553,702		FGLMC	5.000	09/01/33	3,472,768
1,662,652		FGLMC	5.500	09/01/33	1,658,779
1,662,447		FGLMC	5.500	09/01/33	1,658,575
1,276,047		FGLMC	5.500	09/01/33	1,273,075
2,010,118		FGLMC	5.500	10/01/33	2,005,436
6,576,652		FGLMC	5.500	12/01/33	6,565,442
11,034,381		FGLMC	7.000	12/01/33	11,611,779
5,675,318		FGLMC	5.000	01/01/34	5,546,065
14,071,850		FGLMC	5.000	12/01/34	13,738,177
980,179		FGLMC	5.500	12/01/34	976,978
4,632,003		FGLMC	4.500	04/01/35	4,394,789
2,216,560		FGLMC	6.000	05/01/35	2,246,965
3,024,968		FGLMC	7.000	05/01/35	3,183,256
1,460,623		FGLMC	6.000	07/01/35	1,480,658
370,081		FGLMC	5.500	08/01/35	368,641
544,322		FGLMC	6.000	08/01/35	551,789
1,033,960		FGLMC	5.000	10/01/35	1,008,796
2,916,044		FGLMC	5.000	11/01/35	2,845,077
959,738		FGLMC	6.000	01/01/36	972,453
818,952		FGLMC	7.000	01/01/36	858,885
3,215,376		FGLMC	5.500	04/01/36	3,201,355
700,997		FGLMC	6.500	05/01/36	719,688
2,185,245		FGLMC	6.500	10/01/36	2,243,509
675,518		FGLMC	6.500	12/01/36	689,235
5,561,376		FGLMC	5.500	01/01/37	5,537,125
8,646,282		FGLMC	5.500	04/01/37	8,607,227
9,640,459		FGLMC	5.500	05/01/37	9,596,913
3,336,569		FGLMC	6.000	08/01/37	3,380,773
1,849,451		FGLMC	6.000	09/01/37	1,873,953

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 3,814,469		FGLMC	6.500%	09/01/37	$3,915,575
5,908,975		FGLMC	5.000	04/01/38	5,759,628
1,523,632		FGLMC	5.000	04/01/38	1,485,123
3,182,811		FGLMC	6.500	05/01/38	3,267,174
989,787		FGLMC	5.500	07/01/38	985,316
73,525		Federal National Mortgage Association
		(FNMA)	5.000	06/01/13	74,055
1,864,570		FNMA	4.440	07/01/13	1,806,666
34,422		FNMA	6.000	09/01/13	35,235
2,000,320		FNMA	4.757	10/01/13	1,962,215
26,884		FNMA	6.500	12/01/13	27,914
1,512,741		FNMA	4.777	02/01/14	1,484,940
28,648		FNMA	6.000	06/01/14	29,325
1,868		FNMA	6.500	07/01/14	1,941
4,465,926		FNMA	4.640	11/01/14	4,312,455
5,296,109		FNMA	4.869	03/01/16	5,272,674
63,145		FNMA	6.500	10/01/16	65,653
353,276	d	FNMA	6.500	11/01/16	367,311
257,654	d	FNMA	6.500	04/01/17	267,809
1,871,536		FNMA	5.000	12/01/17	1,880,034
3,810,806		FNMA	5.500	04/01/18	3,872,172
335,489		FNMA	5.500	04/01/18	341,690
149,424		FNMA	5.500	05/01/18	151,831
1,421,339		FNMA	4.500	10/01/18	1,400,437
3,299,175	d	FNMA	5.000	11/01/18	3,314,793
189,166		FNMA	6.000	01/01/19	193,791
345,419		FNMA	4.500	05/01/19	339,260
901,475		FNMA	5.000	03/01/20	904,441
1,326,073		FNMA	5.000	03/01/21	1,330,437
5,636,155		FNMA	4.500	06/01/23	5,496,909
4,453,820		FNMA	5.000	07/01/23	4,426,721
6,624,183		FNMA	5.000	07/01/23	6,583,878
5,000,000	h	FNMA	5.000	10/25/23	4,964,060
714,172		FNMA	5.000	11/01/23	702,760
593,334		FNMA	5.500	02/01/24	595,938
339,467		FNMA	5.500	07/01/24	340,928
4,315		FNMA	8.000	07/01/24	4,703
4,415,886		FNMA	5.000	03/01/25	4,339,084
9,977,717		FNMA	5.000	10/01/25	9,804,181
2,545		FNMA	7.500	01/01/29	2,760
11,842		FNMA	6.500	04/01/29	12,259
17,260		FNMA	7.500	07/01/29	18,679
3,650		FNMA	7.500	07/01/29	3,951
2,776		FNMA	7.500	02/01/31	3,000
17,493		FNMA	7.500	03/01/31	18,897
9,625		FNMA	7.500	05/01/31	10,398
19,859		FNMA	6.500	09/01/31	20,538
8,481		FNMA	6.500	10/01/31	8,772
105,227		FNMA	6.500	11/01/31	108,825
239,697		FNMA	6.000	01/01/32	244,221
3,318,126		FNMA	5.500	01/01/33	3,320,766
17,109,882		FNMA	6.000	01/01/33	17,468,407
2,389,278		FNMA	5.000	02/01/33	2,337,103

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 416,472		FNMA	5.000%	02/01/33	$407,117
2,202,138		FNMA	4.500	03/25/33	2,177,681
1,308,963		FNMA	4.500	08/01/33	1,243,391
989,121		FNMA	5.000	08/01/33	966,904
1,010,000		FNMA	5.500	08/25/33	1,014,191
1,017,555		FNMA	5.500	09/01/33	1,017,729
698,263		FNMA	5.500	09/01/33	698,383
2,215,380		FNMA	4.500	10/01/33	2,104,401
1,157,596		FNMA	5.000	10/01/33	1,131,594
1,115,547		FNMA	5.000	10/01/33	1,090,490
4,004,424	d	FNMA	5.500	10/01/33	4,005,107
2,380,024		FNMA	5.500	10/01/33	2,380,430
9,265,950		FNMA	5.000	11/01/33	9,057,818
2,972,449	d	FNMA	5.500	12/01/33	2,972,956
4,305,388		FNMA	6.000	02/01/34	4,381,263
418,256		FNMA	5.000	03/01/34	408,861
7,970,483		FNMA	5.000	03/01/34	7,791,450
369,171		FNMA	5.000	03/01/34	360,879
562,493		FNMA	5.000	03/01/34	549,859
1,135,469		FNMA	5.000	03/01/34	1,109,964
3,229,476		FNMA	5.000	04/01/34	3,153,908
10,167,781		FNMA	5.000	08/01/34	9,934,793
1,247,669		FNMA	6.000	08/01/34	1,269,657
1,770,010		FNMA	5.500	09/01/34	1,768,653
7,005,031		FNMA	5.500	09/01/34	6,999,658
1,131,597		FNMA	6.000	11/01/34	1,149,771
342,365		FNMA	6.000	12/01/34	347,864
409,027		FNMA	6.000	12/01/34	415,597
7,792,162		FNMA	4.500	01/01/35	7,406,686
891,594		FNMA	5.500	01/01/35	890,911
22,261,239		FNMA	5.500	02/01/35	22,265,034
9,438,541		FNMA	5.000	02/25/35	9,424,868
3,358,545		FNMA	5.500	04/01/35	3,353,870
6,390,174		FNMA	5.500	04/01/35	6,385,273
837,397		FNMA	6.000	04/01/35	850,847
4,517,223		FNMA	4.500	05/01/35	4,290,935
915,764		FNMA	5.500	05/01/35	914,489
2,219,092		FNMA	6.000	05/01/35	2,250,918
111,783		FNMA	7.500	06/01/35	119,501
3,247,854		FNMA	5.000	08/01/35	3,169,826
8,414,988		FNMA	5.500	09/01/35	8,416,422
2,675,477		FNMA	5.000	10/01/35	2,611,200
3,172,774		FNMA	5.500	10/01/35	3,168,358
2,743,120		FNMA	5.500	10/01/35	2,739,302
880,296		FNMA	5.000	11/01/35	855,813
5,090,878		FNMA	5.500	11/01/35	5,083,792
448,802		FNMA	5.500	12/01/35	448,177
2,352,845		FNMA	6.000	12/01/35	2,386,589
915,578		FNMA	5.000	02/01/36	876,701
537,323		FNMA	5.000	02/01/36	514,508
4,017,476	i	FNMA	5.733	02/01/36	4,093,598
2,397,175		FNMA	6.500	02/01/36	2,462,643
2,303,134		FNMA	5.500	04/01/36	2,299,928

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 5,567,129		FNMA	6.000%	06/01/36	$5,649,646
560,252		FNMA	6.000	06/01/36	568,112
3,143,442	i	FNMA	5.948	07/01/36	3,226,265
3,573,731	i	FNMA	5.991	07/01/36	3,662,749
1,659,863		FNMA	6.500	09/01/36	1,703,899
2,953,979		FNMA	6.000	10/01/36	2,995,422
555,642	i	FNMA	5.781	12/01/36	564,011
3,553,935		FNMA	6.500	12/01/36	3,648,219
2,475,473		FNMA	6.500	12/01/36	2,525,411
2,702,387		FNMA	5.000	02/01/37	2,635,201
12,398,279		FNMA	5.500	02/01/37	12,375,209
1,514,790	i	FNMA	6.019	02/01/37	1,550,468
705,495		FNMA	7.000	02/01/37	737,951
5,380,347		FNMA	5.500	03/01/37	5,370,033
2,735,765		FNMA	6.500	03/01/37	2,808,344
1,337,349		FNMA	6.500	03/01/37	1,372,753
2,805,746		FNMA	7.000	04/01/37	2,934,826
7,468,234		FNMA	6.000	06/01/37	7,572,589
2,583,310		FNMA	6.000	07/01/37	2,619,407
5,443,032		FNMA	6.000	08/01/37	5,466,835
2,851,268		FNMA	6.000	08/01/37	2,891,110
1,110,418		FNMA	6.500	08/01/37	1,139,815
4,586,951		FNMA	6.500	08/01/37	4,708,382
1,048,366		FNMA	6.000	09/01/37	1,063,016
1,613,537		FNMA	6.000	09/01/37	1,636,084
1,812,184		FNMA	6.000	09/01/37	1,837,506
1,318,969		FNMA	6.000	09/01/37	1,337,400
3,316,765		FNMA	6.500	09/01/37	3,404,571
6,560,993	i	FNMA	5.908	10/01/37	6,746,307
1,393,705		FNMA	6.000	10/01/37	1,413,180
7,071,574		FNMA	6.500	10/01/37	7,258,781
3,513,373		FNMA	6.500	11/01/37	3,606,384
2,953,054		FNMA	7.000	11/01/37	3,088,910
7,073,009		FNMA	5.500	01/01/38	7,059,450
710,574		FNMA	6.500	01/01/38	729,385
13,225,179		FNMA	5.500	02/01/38	13,198,504
330,588		FNMA	6.500	02/01/38	339,340
864,122		FNMA	6.500	03/01/38	886,912
2,738,551		FNMA	6.500	03/01/38	2,810,776
1,911,238		FNMA	6.500	03/01/38	1,961,644
5,733,963		FNMA	6.500	03/01/38	5,885,186
1,281,801		FNMA	7.000	03/01/38	1,340,781
2,088,548		FNMA	7.000	03/01/38	2,184,649
959,778		FNMA	7.000	03/01/38	1,003,941
6,369,032		FNMA	5.000	04/01/38	6,210,048
14,864,857		FNMA	5.000	04/01/38	14,493,799
6,421,904		FNMA	5.000	04/01/38	6,261,601
6,137,617		FNMA	5.000	04/01/38	5,984,410
4,544,578		FNMA	5.000	05/01/38	4,431,136
40,000,000	h	FNMA	5.000	10/25/36	38,975,000
4,000,000	h	FNMA	6.000	10/25/38	4,051,248
20,000,000	h	FNMA	6.500	10/25/38	20,506,240

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 464		Government National Mortgage Association
		(GNMA)	7.000%	01/15/28		$490
2,104		GNMA	7.000	02/15/28		2,218
2,127		GNMA	7.000	06/15/28		2,243
3,052		GNMA	7.000	06/15/28		3,218
60,227		GNMA	6.500	09/15/28		62,069
11,567		GNMA	6.500	09/15/28		11,921
35,906		GNMA	6.500	11/15/28		37,005
10,053		GNMA	7.500	11/15/28		10,847
14,818		GNMA	7.500	07/15/29		15,980
2,442		GNMA	8.500	07/15/30		2,687
31,035		GNMA	8.500	10/15/30		34,137
37,714		GNMA	8.500	10/20/30		41,341
5,052		GNMA	8.500	12/15/30		5,559
7,886		GNMA	7.000	06/20/31		8,243
13,239		GNMA	6.500	07/15/31		13,628
31,984		GNMA	7.000	07/15/31		33,638
30,862		GNMA	7.000	07/15/31		32,459
16,322		GNMA	7.500	02/15/32		17,561
2,947		GNMA	6.500	03/15/33		3,029
2,153,071		GNMA	5.500	09/15/33		2,161,235
917,071		GNMA	5.500	02/20/35		916,039
6,666,264		GNMA	5.000	03/20/35		6,514,633
6,539,700		GNMA	5.500	05/20/35		6,532,340
2,733,321		GNMA	5.500	02/20/36		2,729,628
619,821		GNMA	6.000	10/20/36		628,415
622,495		GNMA	6.000	01/20/37		631,606
1,754,952		GNMA	6.000	12/15/37		1,783,543
3,991,157		GNMA	5.500	07/15/38		4,001,302
3,989,753	h	GNMA	5.500	07/20/38		3,983,696
2,434,512	h	GNMA	6.000	08/15/38		2,474,175
2,028,310	h	GNMA	6.000	08/20/38		2,057,562
11,000,000	h	GNMA	5.500	10/15/38		11,010,318
2,500,000		GNMA	6.230	09/15/43		2,509,732
		TOTAL MORTGAGE BACKED SECURITIES				746,343,160

MUNICIPAL BONDS - 0.03%
670,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	Aaa	665,672
		TOTAL MUNICIPAL BONDS				665,672

U.S. TREASURY SECURITIES - 20.17%
44,236,000	d	United States Treasury Bond	8.000	11/15/21		60,527,278
20,650,000	d	United States Treasury Bond	5.250	02/15/29		22,897,298
194,000		United States Treasury Bond	5.375	02/15/31		220,448
101,000		United States Treasury Bond	4.500	02/15/36		103,667
927,000		United States Treasury Bond	5.000	05/15/37		1,031,215
1,375,000		United States Treasury Bond	4.375	02/15/38		1,392,509
38,773,726		United States Treasury Inflation Indexed Bonds	0.875	04/15/10		38,089,137
7,832,522		United States Treasury Inflation Indexed Bonds	2.375	04/15/11		7,921,860
380,000		United States Treasury Note	1.750	03/31/10		379,139

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 24,723,000		United States Treasury Note	2.375%	08/31/10		$24,912,279
26,394,000		United States Treasury Note	2.750	02/28/13		26,257,913
42,944,000		United States Treasury Note	2.500	03/31/13		42,256,209
20,000,000		United States Treasury Note	3.125	04/30/13		20,171,880
1,425,000		United States Treasury Note	3.500	05/31/13		1,459,957
10,020,000		United States Treasury Note	3.375	06/30/13		10,221,182
56,550,000		United States Treasury Note	3.375	07/31/13		57,579,380
12,530,000		United States Treasury Note	3.125	08/31/13		12,625,930
2,120,000		United States Treasury Note	4.000	02/15/15		2,257,304
12,763,000		United States Treasury Note	4.750	08/15/17		13,681,336
7,817,000		United States Treasury Note	3.500	02/15/18		7,665,546
21,455,000		United States Treasury Note	3.875	05/15/18		21,595,788
7,300,000		United States Treasury Note	4.000	08/15/18		7,403,799
22,000,000	j	United States Treasury Strip Principal		08/15/27		9,255,246
		TOTAL U.S. TREASURY SECURITIES				389,906,300

		TOTAL GOVERNMENT BONDS				1,370,625,544
		(Cost $1,362,129,437)
		TOTAL BONDS				1,687,014,594
		(Cost $1,708,352,501)

STRUCTURED ASSETS - 11.70%

ASSET BACKED - 7.09%
5,000,000		AmeriCredit Automobile Receivables Trust Series
		2006-AF (Class A4)	5.640	09/06/13	Aaa	4,850,637
5,000,000		AmeriCredit Automobile Receivables Trust Series
		2007-BF (Class A3A)	5.160	04/06/12	Aaa	4,885,835
186,349	i	AQ Finance NIM Trust Series 2004-RN2	3.407	04/25/09	Aaa	175,312
124,444	i, m, v	AQ Finance NIM Trust Series 2004-RN3	3.387	05/25/09	Aaa	118,347
55,677		Asset Backed Funding Corp NIM Trust Series 2005-
		WMC1 (Class N1)	5.900	07/26/35	NR	6
400,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	354,974
11,581,867		Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2003-6 (Class 1A7)	4.277	09/25/33	Aaa	10,122,712
770,497	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	369,629
770,497	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M1)	5.700	02/25/35	Aa2	548,127
1,148,046		CIT Group Home Equity Loan Trust Series 2002-1
		(Class AF6)	6.200	02/25/30	Aaa	965,222
4,000,000		Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706	07/25/36	Aaa	3,802,243
4,700,000		Citicorp Mortgage Securities, Inc Series 2006-2
		(Class A3)	5.563	09/25/36	Aaa	4,566,223
1,500,000		Countrywide Alternative Loan Trust Series 2004-
		29CB (Class A7)	5.375	01/25/35	NR	1,436,620
2,074,768		Countrywide Alternative Loan Trust Series 2004-
		30CB (Class 1A15)	5.500	08/25/16	Aaa	1,946,797
146,127	i	Countrywide Home Equity Loan Trust Series 2004-B
		(Class 1A)	2.708	02/15/29	Baa3	72,009
1,563,565		Credit-Based Asset Servicing and Securitization LLC
		Series 2007-MX1 (Class A1)	6.159	12/25/36	Aaa	1,524,796

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 7,000,000		Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781%	01/25/35	A2	$5,656,289
137,682	i	GMAC Mortgage Corporation Loan Trust 2005-
		HE2 A3	4.622	11/25/35	A2	126,817
1,435,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A3	5.590	10/25/29	Aa1	1,245,013
1,350,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A4	5.810	10/25/29	A1	870,715
2,500,000		Hertz Vehicle Financing LLC Series 2005-2A
		(Class A2)	4.930	02/25/10	Aa3	2,459,958
1,057,873		HFC Home Equity Loan Asset Backed Certificates
		Series 2006-4 (Class A1F)	5.790	03/20/36	Aaa	1,044,955
1,511,278		HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	1,492,379
5,000,000		HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A3F)	5.730	03/20/36	Aaa	4,224,268
15,000,000		Honda Auto Receivables Owner Trust Series 2007-1
		(Class A4)	5.090	07/18/13	NR	14,718,880
1,062,314		Household Automotive Trust Series 2006-2
		(Class A3)	5.610	08/17/11	Aaa	1,052,746
6,760,000		Household Credit Card Master Note Trust I Series
		2006-1 (Class A)	5.100	06/15/12	Aaa	6,640,351
3,033,616		Hyundai Auto Receivables Trust Series 2006-A
		(Class A3)	5.130	06/15/10	Aaa	3,040,179
3,000,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	2,994,868
1,670,064		Marriott Vacation Club Owner Trust Series 2006-1A
		(Class A)	5.737	04/20/28	Aaa	1,616,861
1,825,823		Marriott Vacation Club Owner Trust Series 2007-1A
		(Class A)	5.518	05/20/29	Aaa	1,674,684
7,670,162		Nissan Auto Lease Trust Series 2006-A (Class A3)	5.110	03/15/10	Aaa	7,652,141
3,800,000		Nissan Auto Lease Trust Series 2006-A (Class A4)	5.100	07/16/12	Aaa	3,744,335
8,000,000	i	Residential Asset Mortgage Products, Inc Series
		2004-RS11 (Class M1)	3.827	11/25/34	Aa1	6,554,210
332,051	i	Residential Asset Securities Corp Series 2001-KS2
		(Class AI6)	6.489	10/25/30	Aaa	301,711
1,350,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A2)	5.750	02/25/36	A3	1,240,416
200,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	77,449
2,020,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960	02/25/36	A3	1,492,467
6,760,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)	5.440	09/25/36	A3	4,141,782
1,400,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A2)	5.520	04/25/21	A3	1,100,924
2,500,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A3)	5.500	08/25/25	A3	1,336,090
627,501		Sierra Receivables Funding Co Series 2006-1A
	m	(Class A1)	5.840	05/20/18	A2	598,825
6,401,384	m, v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aa3	5,279,222
2,604,835	d	Volkswagen Auto Lease Trust Series 2006-A
		(Class A3)	5.500	09/21/09	Aaa	2,612,026

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 10,000,000	d	Volkswagen Auto Lease Trust Series 2006-A
		(Class A4)	5.540%	04/20/11	Aaa	$10,041,413
5,528,781		Wachovia Auto Loan Owner Trust Series 2006-2A
		(Class A3)	5.230	08/22/11	Aaa	5,533,161
787,529	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	3.567	05/25/35	NA	688,976
		TOTAL ASSET BACKED				136,993,600

OTHER MORTGAGE BACKED SECURITIES - 4.61%
670,000	i	Banc of America Commercial Mortgage, Inc Series
		2006-2 (Class A4)	5.929	05/10/45	NR	606,324
2,000,000		Banc of America Commercial Mortgage, Inc Series
		2006-4 (Class A4)	5.634	07/10/46	Aaa	1,780,220
825,000		Banc of America Commercial Mortgage, Inc Series
		2006-6 (Class AJ)	5.421	10/10/45	Aaa	590,531
2,250,000	i	Banc of America Commercial Mortgage, Inc Series
		2007-2 (Class A2)	5.634	04/10/49	NR	2,101,108
1,246,800		Banc of America Mortgage Securities, Inc Series
		2006-1 (Class A8)	6.000	05/25/36	Aaa	1,249,314
351,510		Bank of America Alternative Loan Trust Series 2004-
		8 (Class 3A1)	5.500	09/25/19	Aaa	344,625
2,000,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW14 (Class A4)	5.201	12/11/38	NR	1,731,265
1,465,000		Bear Stearns Commercial Mortgage Securities Series
		2006-T24 (Class A4)	5.537	10/12/41	Aaa	1,303,926
1,963,000	i	Bear Stearns Commercial Mortgage Securities Series
		2007-PW16 (Class AJ)	5.902	06/11/40	Aaa	1,298,234
1,310,199	i	Bear Stearns Commercial Mortgage Securities Series
		2007-PW17 (Class AM)	5.915	06/11/50	NR	1,021,871
1,305,000	i	Bear Stearns Commercial Mortgage Securities Series
		2007-T28 (Class AJ)	6.175	09/11/42	NR	870,784
2,020,000		Citigroup/Deutsche Bank Commercial Mortgage
		Trust Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	1,794,008
1,350,000	i	Commercial Mortgage Load Trust Series 2008-LS1
		(Class A1)	6.221	12/10/49	Aaa	1,065,456
1,315,083		Countrywide Home Loan Mortgage Pass Through
		Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	1,304,367
1,620,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C4 (Class A3)	5.467	09/15/39	Aaa	1,423,961
2,000,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C5 (Class A3)	5.311	12/15/39	Aaa	1,733,608
266,945	i	Credit Suisse Mortgage Capital Certificates Series
		2006-TF2A (Class A1)	2.588	10/15/21	Aaa	246,800
1,360,000		Credit Suisse Mortgage Capital Certificates Series
		2007-C1 (Class A3)	5.383	02/15/40	Aaa	1,139,106
1,965,000	i	Credit Suisse Mortgage Capital Certificates Series
		2007-C1 (Class AJ)	5.457	02/15/40	Aaa	1,278,342
750,000	i	Credit Suisse Mortgage Capital Certificates Series
		2007-C2 (Class A3)	5.542	01/15/49	Aaa	632,043
1,370,000	i	Credit Suisse Mortgage Capital Certificates Series
		2007-C3 (Class AM)	5.913	06/15/39	Aaa	1,063,650
2,958,812	i	Credit Suisse/Morgan Stanley Commercial Mortgage
		Certificate Series HC1A (Class A1)	2.678	05/15/23	Aaa	2,713,243
989,200	i	GE Capital Commercial Mortgage Corp	5.512	11/10/45	Aaa	846,121
2,000,000		Greenwich Capital Commercial Funding Corp Series
		2007-GG11 (Class A2)	5.597	12/10/49	NR	1,827,566

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,365,000		Greenwich Capital Commercial Funding Corp Series
		2007-GG11 (Class A4)	5.736%	12/10/49	NR	$1,158,533
1,380,000		GS Mortgage Securities Corp II Series 2006-GG8
		(Class A2)	5.479	11/10/39	Aaa	1,323,358
1,350,000		GS Mortgage Securities Corp II Series 2006-GG8
		(Class A4)	5.560	11/10/39	Aaa	1,194,343
2,000,000	i	GS Mortgage Securities Corp II Series 2007-GG10
		(Class A2)	5.778	08/10/45	Aaa	1,875,222
680,000	i	GS Mortgage Securities Corp II Series 2007-GG10
		(Class A4)	5.993	08/10/45	Aaa	580,548
1,000,000	i	GS Mortgage Securities Corp II Series 2007-GG10
		(Class AM)	5.993	08/10/45	Aaa	782,417
587,971	i	GSAA Trust Series 2004-3 (Class AF3)	5.691	04/25/34	Aaa	581,423
1,490,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	1,418,472
1,600,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2006-FL1A (Class A2)	2.668	02/15/20	Aaa	1,413,600
1,500,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2006-LDP7 (Class A2)	6.051	04/15/45	Aaa	1,460,983
2,000,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	1,668,531
1,355,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-CB19 (Class AM)	5.937	02/12/49	Aaa	1,055,126
883,275	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-FL1A (Class A1)	2.863	07/15/19	Aaa	840,500
725,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2008-C2 (Class AM)	6.799	02/12/51	Aaa	593,297
6,760,000	d,i	LB-UBS Commercial Mortgage Trust Series 2004-
		C7 (Class A6)	4.786	10/15/29	Aaa	6,121,175
1,965,000	i	LB-UBS Commercial Mortgage Trust Series 2007-
		C2 (Class AJ)	5.562	02/15/40	NR	1,283,504
1,305,000	i	LB-UBS Commercial Mortgage Trust Series 2008-
		C1 (Class A2)	6.317	04/15/41	Aaa	1,143,330
1,482,053	i	Lehman Brothers Floating Rate Commercial
		Mortgage Trust Series 2006-LLFA (Class A1)	2.568	09/15/21	Aaa	1,342,105
861,063	i	Merrill Lynch Mortgage Trust Series 2005-CIP1
		(Class AM)	5.107	07/12/38	Aaa	727,903
700,000	i	Merrill Lynch Mortgage Trust Series 2006-C1
		(Class A4)	5.841	05/12/39	NR	631,613
1,500,000	i	Merrill Lynch Mortgage Trust Series 2007-C1
		(Class AJ)	6.023	06/12/50	NR	996,723
1,700,000	i	Merrill Lynch Mortgage Trust Series 2008-C1
		(Class AJ)	6.461	02/12/51	Aaa	1,153,198
1,050,000	i	Merrill Lynch Mortgage Trust Series 2008-C1
		(Class AM)	6.461	02/12/51	Aaa	841,813
775,000		Merrill Lynch Mortgage Trust Series 2008-C1
		(Class C)	6.461	02/12/51	NR	473,422
1,400,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2006-1 (Class A4)	5.602	02/12/39	NR	1,247,019
1,563,000		Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2007-5 (Class A4)	5.378	08/12/48	Aaa	1,305,836
1,305,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2007-8 (Class AM)	6.156	08/12/49	NR	1,068,442
1,050,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2007-9 (Class AM)	5.456	09/12/49	NR	813,392

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
3,091,493		Morgan Stanley Capital I Series 2005-HQ5
		(Class A2)	4.809%	01/14/42	NR	$3,038,525
670,000	i	Morgan Stanley Capital I Series 2006-HQ9
		(Class A4)	5.731	07/12/44	NR	601,281
300,000	i	Morgan Stanley Capital I Series 2006-IQ11
		(Class AJ)	5.947	10/15/42	NR	223,403
2,200,000		Morgan Stanley Capital I Series 2006-IQ12
		(Class A2)	5.283	12/15/43	NR	2,090,413
2,000,000		Morgan Stanley Capital I Series 2007-HQ11
		(Class A31)	5.439	02/12/44	Aaa	1,787,514
1,740,000		Morgan Stanley Capital I Series 2007-IQ13
		(Class A4)	5.364	03/15/44	NR	1,448,813
1,200,000		Residential Accredit Loans, Inc Series 2005-QS17
		(Class A1)	6.000	12/25/35	Aaa	883,149
540,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2006-C24 (Class A3)	5.558	03/15/45	Aaa	477,591
1,925,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2006-WL7A (Class A2)	2.608	09/15/21	Aaa	1,744,008
3,100,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2007-C30 (Class AJ)	5.413	12/15/43	Aaa	2,006,899
1,500,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C31 (Class A2)	5.421	04/15/47	Aaa	1,389,980
5,057,385		Washington Mutual, Inc Series 2003-S10 (Class A1)	4.500	10/25/18	NR	4,854,909
2,304,084	i	Wells Fargo Mortgage Backed Securities Trust Series
		2006-AR2 (Class 2A3)	5.106	03/25/36	NR	2,046,552
1,743,790	i	Wells Fargo Mortgage Backed Securities Trust Series
		2006-AR4 (Class 1A1)	5.855	04/25/36	NR	1,446,382
		TOTAL OTHER MORTGAGE BACKED SECURITIES				89,101,720

		TOTAL STRUCTURED ASSETS				226,095,320
		(Cost $250,630,982)

PREFERRED STOCKS - 0.07%

DEPOSITORY INSTITUTIONS - 0.02%
24,000	e	Bank of America Corp	6.204	12/30/49	A1	435,600
		TOTAL DEPOSITORY INSTITUTIONS				435,600

NONDEPOSITORY INSTITUTIONS - 0.05%
109,857	e,i	Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	Ca	179,067
346,458	e,i	Federal National Mortgage Association
		(FNMA)	8.250	12/30/49	Ca	755,278
		TOTAL NONDEPOSITORY INSTITUTIONS				934,345

		TOTAL PREFERRED STOCKS				1,369,945
		(Cost $12,007,875)

SHORT-TERM INVESTMENTS - 5.71%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.56%
19,970,000		Federal Home Loan Bank (FHLB)		10/01/08		19,970,000
14,320,000		FHLB		10/03/08		14,319,599

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

			MATURITY
PRINCIPAL		ISSUER	DATE	VALUE
$ 34,460,000		FHLB	10/21/08	$34,450,420
				68,740,019

SHARES
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.15%
41,627,846		State Street Navigator Securities Lending Prime Portfolio		41,627,846
				41,627,846

		TOTAL SHORT-TERM INVESTMENTS		110,367,865
		(Cost $110,333,930)
		TOTAL PORTFOLIO - 104.74%		2,024,847,724
		(Cost $2,081,325,288)
		OTHER ASSETS & LIABILITIES, NET - (4.74)%		(91,597,806)

		NET ASSETS - 100.00%		$1,933,249,918

	+	As provided by Moody's Investors Service (unaudited).
	d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
		At September 30, 2008, the value of these securities amounted to $69,892,940 or 3.62% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate at September 30, 2008.
	j	Zero coupon.
	m	Indicates a security has been deemed illiquid.
	n	Defaulted security
	v	Security valued at fair value.

		The following abbreviations are used in portfolio descriptions:
		LLC - Limited Liability Company LP - Limited Partnership NR - Not rated by Moody's plc - Public Limited Company

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
BOND PLUS FUND II
SCHEDULE OF INVESTMENTS
September 30, 2008
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 80.84%

CORPORATE BONDS - 23.80%

AMUSEMENT AND RECREATION SERVICES - 0.12%
$ 350,000		Walt Disney Co	5.700%	07/15/11	A2	$360,524
250,000		Walt Disney Co	4.700	12/01/12	A2	248,773
		TOTAL AMUSEMENT AND RECREATION SERVICES				609,297

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.09%
500,000	e	Autonation, Inc	7.000	04/15/14	Ba2	435,000
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				435,000

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.17%
600,000		Home Depot, Inc	5.250	12/16/13	Baa1	552,524
275,000	e	Lowe's Cos, Inc	8.250	06/01/10	A1	292,015
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				844,539

BUSINESS SERVICES - 0.50%
250,000		Daimler Finance North America LLC	5.875	03/15/11	A3	249,146
250,000		Daimler Finance North America LLC	5.750	09/08/11	A3	246,825
500,000	g	Hanarotelecom, Inc	7.000	02/01/12	Baa3	476,680
630,000	e	Lamar Media Corp	7.250	01/01/13	Ba3	570,150
187,000		Lamar Media Corp	6.625	08/15/15	Ba3	154,743
250,000		Oracle Corp	4.950	04/15/13	A2	249,193
600,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	520,500
		TOTAL BUSINESS SERVICES				2,467,237

CHEMICALS AND ALLIED PRODUCTS - 0.87%
150,000		Abbott Laboratories	5.600	05/15/11	A1	155,029
350,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	335,507
200,000		Amgen, Inc	5.850	06/01/17	A3	191,983
150,000		Bristol-Myers Squibb Co	6.125	05/01/38	A2	136,279
500,000		Chemtura Corp	6.875	06/01/16	Ba2	400,000
500,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	474,710
185,000		GlaxoSmithKline Capital, Inc	6.375	05/15/38	A1	173,677
300,000		Johnson & Johnson	5.950	08/15/37	Aaa	296,711
500,000		Koppers, Inc	9.875	10/15/13	Ba3	515,000
550,000		Lubrizol Corp	4.625	10/01/09	Baa2	547,383
500,000		Nalco Co	7.750	11/15/11	B1	490,000
200,000		Praxair, Inc	5.250	11/15/14	A2	195,508
250,000		Procter & Gamble Co	5.550	03/05/37	Aa3	232,484
220,000		Schering-Plough Corp	6.550	09/15/37	Baa1	201,500
		TOTAL CHEMICALS AND ALLIED PRODUCTS				4,345,771

COAL MINING - 0.12%
500,000	g	Drummond Co, Inc	7.375	02/15/16	B2	423,750
250,000	g	Griffin Coal Mining Co Pty Ltd	9.500	12/01/16	Ba3	160,000
		TOTAL COAL MINING				583,750

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
COMMUNICATIONS - 2.92%
$ 500,000	e	Allbritton Communications Co	7.750%	12/15/12	B2	$427,500
250,000		America Movil SAB de C.V.	6.125	11/15/37	A3	211,444
275,000		AT&T, Inc	6.150	09/15/34	A2	229,339
600,000		AT&T, Inc	6.500	09/01/37	A2	510,408
300,000		AT&T, Inc	6.300	01/15/38	A2	248,460
275,000		Comcast Corp	5.900	03/15/16	Baa2	252,052
475,000		Comcast Corp	5.875	02/15/18	Baa2	423,525
275,000		Comcast Corp	5.650	06/15/35	Baa2	204,417
550,000		Comcast Corp	6.500	11/15/35	Baa2	459,208
500,000		Comcast Corp	6.400	05/15/38	Baa2	399,975
180,000	g,o	Digicel Ltd	9.250	09/01/12	B2	178,200
750,000	g	DirecTV Holdings LLC	7.625	05/15/16	Ba3	678,749
500,000		Echostar DBS Corp	7.000	10/01/13	Ba3	431,250
300,000		France Telecom S.A.	7.750	03/01/11	A3	314,847
400,000	e,g	Globo Comunicacao e Participacoes S.A.	7.250	04/26/22	Ba1	350,000
275,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A2	289,504
275,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A2	304,057
1,000,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	947,499
500,000		Qwest Corp	8.875	03/15/12	Ba1	490,000
550,000		Rogers Cable, Inc	6.750	03/15/15	Baa3	539,452
550,000		Rogers Communications, Inc	6.800	08/15/18	Baa3	520,317
300,000		Rogers Wireless, Inc	8.000	12/15/12	Ba1	299,250
525,000		Sprint Nextel Corp	6.000	12/01/16	Baa3	404,250
75,000		Telecom Italia Capital S.A.	4.950	09/30/14	Baa2	63,245
75,000		Telecom Italia Capital S.A.	6.999	06/04/18	Baa2	67,324
250,000		Telefonica Emisiones SAU	6.221	07/03/17	Baa1	230,093
500,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	475,608
1,000,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	881,037
300,000		Verizon Communications, Inc	5.250	04/15/13	A3	289,152
225,000		Verizon Communications, Inc	6.900	04/15/38	A3	199,445
2,200,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	2,159,233
275,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	253,085
250,000		Viacom, Inc	5.750	04/30/11	Baa3	242,873
250,000		Viacom, Inc	6.125	10/05/17	Baa3	226,794
350,000		Viacom, Inc	6.875	04/30/36	Baa3	280,588
		TOTAL COMMUNICATIONS				14,482,180

DEPOSITORY INSTITUTIONS - 4.36%
3,000,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	3,196,778
275,000		Bank of America Corp	6.250	04/15/12	Aa2	266,830
100,000	e	Bank of America Corp	4.900	05/01/13	Aa2	90,465
350,000		Bank of America Corp	5.750	12/01/17	Aa2	296,796
650,000		Bank of America NA	5.300	03/15/17	Aa1	539,954
550,000		Bank One Corp	5.250	01/30/13	Aa3	519,376
250,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	164,498
300,000		Citigroup, Inc	5.100	09/29/11	Aa3	275,432
500,000		Citigroup, Inc	5.300	10/17/12	Aa3	445,112
750,000		Citigroup, Inc	5.125	05/05/14	Aa3	616,348
525,000	e	Citigroup, Inc	6.875	03/05/38	Aa3	429,432
300,000		Credit Suisse	5.000	05/15/13	Aa1	278,007
2,700,000	g	Depfa ACS Bank	5.125	03/16/37	Aa1	2,559,599

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 250,000		Deutsche Bank AG.	4.875%	05/20/13	Aa1	$238,794
350,000		Eksportfinans A/S	5.000	02/14/12	Aaa	359,832
250,000		Golden West Financial Corp	4.750	10/01/12	A1	191,279
275,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A1	234,653
275,000	i	ING Groep NV	5.775	12/30/49	A1	219,747
550,000		JPMorgan Chase & Co	7.875	06/15/10	Aa3	560,906
275,000		JPMorgan Chase & Co	4.500	01/15/12	Aa2	258,924
1,250,000		JPMorgan Chase & Co	6.400	05/15/38	Aa2	1,080,688
550,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	NR	521,453
250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	186,256
1,100,000		Mellon Funding Corp	6.400	05/14/11	Aa3	1,090,401
185,000		National City Corp	4.000	02/01/11	A3	86,025
250,000		Popular North America, Inc	5.650	04/15/09	A3	246,997
275,000	g,i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	237,035
550,000		Regions Financial Corp	6.375	05/15/12	A3	477,059
350,000	g,i	Royal Bank of Scotland Group plc	6.990	12/30/49	A1	260,838
100,000		Union Bank of California NA	5.950	05/11/16	A1	90,442
550,000		US Bank NA	5.700	12/15/08	Aa2	551,191
375,000		Wachovia Bank NA	4.800	11/01/14	Aa3	222,405
350,000		Wachovia Bank NA	5.850	02/01/37	Aa3	155,713
425,000		Wachovia Corp	5.300	10/15/11	A1	354,397
300,000		Wachovia Corp	5.500	05/01/13	A1	248,197
2,000,000		Wells Fargo & Co	5.300	08/26/11	Aa1	1,976,717
475,000		Wells Fargo & Co	4.375	01/31/13	Aa1	436,630
1,850,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	1,663,990
		TOTAL DEPOSITORY INSTITUTIONS				21,629,196

EATING AND DRINKING PLACES - 0.04%
200,000		McDonald's Corp	5.350	03/01/18	A3	193,532
		TOTAL EATING AND DRINKING PLACES				193,532

ELECTRIC, GAS, AND SANITARY SERVICES - 1.92%
325,000		American Water Capital Corp	6.085	10/15/17	Baa2	300,616
190,000		Carolina Power & Light Co	5.125	09/15/13	A2	189,740
275,000		Carolina Power & Light Co	5.700	04/01/35	A2	237,237
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	237,351
550,000		Centerpoint Energy, Inc	6.500	05/01/18	Ba1	468,413
200,000		Commonweatlh Edison Co	5.900	03/15/36	Baa2	163,016
825,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	832,367
275,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	253,322
525,000		Consumers Energy Co	4.400	08/15/09	Baa1	523,503
400,000		Exelon Generation Co LLC	6.200	10/01/17	A3	351,528
550,000		Florida Power Corp	4.500	06/01/10	A2	554,229
400,000	g	Israel Electric Corp Ltd	7.250	01/15/19	Baa2	400,654
300,000		Midamerican Energy Co	5.800	10/15/36	A2	246,666
417,400		Midwest Generation LLC	8.560	01/02/16	Baa3	429,922
250,000		National Fuel Gas Co	5.250	03/01/13	Baa1	240,569
250,000		Nevada Power Co	6.650	04/01/36	Baa3	221,519
250,000		Nevada Power Co	6.750	07/01/37	Baa3	224,001
500,000		NRG Energy, Inc	7.250	02/01/14	B1	463,750
50,000		ONEOK Partners LP	5.900	04/01/12	Baa2	49,188
500,000	e	Public Service Co of Colorado	4.875	03/01/13	A3	493,139

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 275,000		Public Service Co of Colorado	5.500%	04/01/14	A3	$272,754
250,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	201,885
300,000		Sempra Energy	6.150	06/15/18	Baa1	276,765
600,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	632,699
175,000		Veolia Environnement	5.250	06/03/13	A3	172,078
275,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	264,138
300,000		Waste Management, Inc	6.100	03/15/18	Baa3	280,172
550,000		Westar Energy, Inc	6.000	07/01/14	Baa2	538,852
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				9,520,073

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.16%
75,000		General Electric Co	5.250	12/06/17	Aaa	65,627
750,000		L-3 Communications Corp	7.625	06/15/12	Ba3	738,750
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				804,377

FABRICATED METAL PRODUCTS - 0.10%
500,000		Crown Americas LLC	7.625	11/15/13	B1	492,500
		TOTAL FABRICATED METAL PRODUCTS				492,500

FOOD AND KINDRED PRODUCTS - 0.69%
275,000		Bottling Group LLC	4.625	11/15/12	Aa2	270,590
250,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	244,420
250,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	217,672
313,000		Diageo Capital plc	5.125	01/30/12	A3	315,220
220,000		Diageo Finance BV	3.875	04/01/11	A3	217,760
325,000	g	Dr. Pepper Snapple Group, Inc	6.820	05/01/18	Baa3	313,709
100,000	g	Dr. Pepper Snapple Group, Inc	7.450	05/01/38	Baa3	96,528
350,000		Kraft Foods, Inc	6.000	02/11/13	Baa2	347,856
180,000		Kraft Foods, Inc	6.125	02/01/18	Baa2	168,620
225,000		Kraft Foods, Inc	6.125	08/23/18	Baa2	210,093
550,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	478,170
100,000		PepsiCo, Inc	5.000	06/01/18	Aa2	96,550
250,000	g	SABMiller plc	5.700	01/15/14	Baa1	244,004
275,000		WM Wrigley Jr Co	4.650	07/15/15	Ba2	229,585
		TOTAL FOOD AND KINDRED PRODUCTS				3,450,777

FOOD STORES - 0.54%
250,000		Delhaize Group	6.500	06/15/17	Baa3	236,789
550,000	d	Kroger Co	6.800	04/01/11	Baa2	566,325
500,000	e	Kroger Co	6.400	08/15/17	Baa2	479,421
275,000		Safeway, Inc	4.950	08/16/10	Baa2	275,190
400,000		Safeway, Inc	6.350	08/15/17	Baa2	387,668
750,000		Stater Brothers Holdings	8.125	06/15/12	B2	735,000
		TOTAL FOOD STORES				2,680,393

GENERAL MERCHANDISE STORES - 0.30%
500,000	e	GSC Holdings Corp	8.000	10/01/12	Ba1	502,500
500,000		JC Penney Corp, Inc	5.750	02/15/18	Baa3	420,059
125,000		Target Corp	6.000	01/15/18	A2	118,348
250,000		Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	199,834
275,000		Wal-Mart Stores, Inc	6.200	04/15/38	Aa2	250,855
		TOTAL GENERAL MERCHANDISE STORES				1,491,596

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
HEALTH SERVICES - 0.18%
$ 500,000	g	DASA Finance Corp	8.750%	05/29/18	NR	$420,000
500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	485,952
		TOTAL HEALTH SERVICES				905,952

HOLDING AND OTHER INVESTMENT OFFICES - 0.41%
120,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	110,866
500,000		International Finance Corp	5.125	05/02/11	Aaa	533,057
275,000	i	Star Financial, Inc	5.700	03/01/14	Ba1	134,750
500,000	i	Star Financial, Inc	5.850	03/15/17	Ba1	245,000
550,000		Simon Property Group LP	5.600	09/01/11	A3	543,006
500,000		Susser Holdings LLC	10.625	12/15/13	B3	491,250
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				2,057,929

HOTELS AND OTHER LODGING PLACES - 0.05%
250,000		MGM Mirage	6.000	10/01/09	Ba2	233,750
		TOTAL HOTELS AND OTHER LODGING PLACES				233,750

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.09%
500,000		Caterpillar, Inc	6.050	08/15/36	A2	451,637
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				451,637

INSTRUMENTS AND RELATED PRODUCTS - 0.24%
275,000		Medtronic, Inc	4.750	09/15/15	A1	268,660
125,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	143,515
275,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	254,642
500,000		Xerox Corp	7.625	06/15/13	Baa2	506,170
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,172,987

INSURANCE CARRIERS - 0.65%
490,000		Aetna, Inc	6.500	09/15/18	A3	482,326
550,000		American International Group, Inc	5.050	10/01/15	A3	296,493
400,000		Chubb Corp	6.000	05/11/37	A2	335,814
600,000	i	Chubb Corp	6.375	03/29/67	A3	457,544
275,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa2	199,664
825,000		Metlife, Inc	5.000	06/15/15	A2	752,569
275,000		Metlife, Inc	5.700	06/15/35	A2	216,346
300,000	g	Prudential Funding LLC	6.750	09/15/23	A1	268,336
275,000		WellPoint, Inc	5.850	01/15/36	Baa1	217,301
		TOTAL INSURANCE CARRIERS				3,226,393

METAL MINING - 0.05%
255,000		Freeport-McMoRan Copper & Gold, Inc	8.375	04/01/17	Ba2	251,175
		TOTAL METAL MINING				251,175

MOTION PICTURES - 0.32%
275,000		Historic TW, Inc	6.625	05/15/29	Baa2	219,648
1,375,000		Time Warner, Inc	6.875	05/01/12	Baa2	1,363,307
		TOTAL MOTION PICTURES				1,582,955

NONDEPOSITORY INSTITUTIONS - 3.03%
550,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	543,146
1,100,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	1,128,336

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 350,000	g	BAE Systems Holdings, Inc	6.400%	12/15/11	Baa2	$361,741
1,829,867		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,912,229
550,000		Capital One Financial Corp	5.700	09/15/11	A3	487,049
600,000		CIT Group, Inc	5.850	09/15/16	Baa1	290,998
300,000	e	Countrywide Financial Corp	6.250	05/15/16	Aa3	213,577
375,000		General Electric Capital Corp	6.000	06/15/12	Aaa	361,940
2,700,000		General Electric Capital Corp	5.500	06/04/14	Aaa	2,534,308
175,000		General Electric Capital Corp	5.625	09/15/17	Aaa	150,194
125,000		General Electric Capital Corp	5.625	05/01/18	Aaa	105,660
500,000	g	HKCG Finance Ltd	6.250	08/07/18	A1	491,851
650,000		HSBC Finance Corp	5.250	01/14/11	Aa3	638,650
1,500,000		HSBC Finance Corp	4.750	07/15/13	Aa3	1,349,526
250,000	i	Huntington Capital III	6.650	05/15/37	Baa1	92,039
415,000		International Lease Finance Corp	5.750	06/15/11	Baa1	299,068
275,000		International Lease Finance Corp	5.625	09/20/13	Baa1	178,676
250,000	e	International Lease Finance Corp	6.625	11/15/13	Baa1	153,256
200,000	g	Lender Processing Services, Inc	8.125	07/01/16	Ba2	195,000
250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	246,925
275,000		MBNA Corp	6.125	03/01/13	Aa2	259,907
400,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	A1	397,068
1,450,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	1,494,514
50,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	52,429
500,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	497,896
600,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	586,024
		TOTAL NONDEPOSITORY INSTITUTIONS				15,022,007

NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
150,000	e	Vulcan Materials Co	6.300	06/15/13	A3	151,370
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				151,370

OIL AND GAS EXTRACTION - 2.06%
500,000	g	Atlas Energy Resources LLC	10.750	02/01/18	B3	450,000
250,000		Baker Hughes, Inc	6.875	01/15/29	A2	263,351
300,000		BJ Services Co	5.750	06/01/11	Baa1	308,502
550,000		Burlington Resources Finance Co	6.400	08/15/11	A2	570,191
275,000		Burlington Resources Finance Co	7.200	08/15/31	A2	282,147
250,000		Canadian Natural Resources Ltd	5.150	02/01/13	Baa2	232,820
1,100,000	e	Chesapeake Energy Corp	6.500	08/15/17	Ba3	962,500
275,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	259,131
250,000		Equitable Resources, Inc	5.150	11/15/12	Baa1	239,908
500,000		Husky Energy, Inc	6.250	06/15/12	Baa2	492,255
375,000		Husky Energy, Inc	6.800	09/15/37	Baa2	310,214
500,000	g	KazMunaiGaz Finance Sub BV	8.375	07/02/13	Baa1	430,000
275,000		Nexen, Inc	5.050	11/20/13	Baa2	252,458
500,000		Nexen, Inc	5.650	05/15/17	Baa2	427,094
550,000		Nexen, Inc	6.400	05/15/37	Baa2	435,427
1,000,000	g	Pemex Projec Funding Master Trust	5.750	03/01/18	Baa1	946,300
2,000,000	g	Pemex Projec Funding Master Trust	6.625	06/15/38	Baa1	1,812,599
100,000		Range Resources Corp	7.250	05/01/18	Ba3	94,500
750,000		Weatherford International, Inc	5.950	06/15/12	Baa1	750,461

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 600,000		XTO Energy, Inc	6.250%	04/15/13	Baa2	$600,449
100,000	e	XTO Energy, Inc	5.500	06/15/18	Baa2	88,394
		TOTAL OIL AND GAS EXTRACTION				10,208,701

PAPER AND ALLIED PRODUCTS - 0.39%

600,000	e	Cenveo Corp	7.875	12/01/13	B3	462,000
500,000	e	Graphic Packaging International, Inc	8.500	08/15/11	B3	475,000
175,000		International Paper Co	7.400	06/15/14	Baa3	175,268
350,000		Kimberly-Clark Corp	6.625	08/01/37	A2	350,181
500,000	g	Nine Dragons Paper Holdings Ltd	7.875	04/29/13	NR	459,545
		TOTAL PAPER AND ALLIED PRODUCTS				1,921,994

PETROLEUM AND COAL PRODUCTS - 0.13%
500,000		Marathon Oil Corp	6.600	10/01/37	Baa1	421,497
250,000		Valero Energy Corp	6.625	06/15/37	Baa2	215,733
		TOTAL PETROLEUM AND COAL PRODUCTS				637,230

PIPELINES, EXCEPT NATURAL GAS - 0.28%
250,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	248,233
550,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	543,104
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	412,611
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	Baa1	197,771
		TOTAL PIPELINES, EXCEPT NATURAL GAS				1,401,719

PRIMARY METAL INDUSTRIES - 0.09%
275,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	261,342
210,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	204,737
		TOTAL PRIMARY METAL INDUSTRIES				466,079

PRINTING AND PUBLISHING - 0.34%
462,000	e	Idearc, Inc	8.000	11/15/16	B3	125,895
710,000		Morris Publishing Group LLC	7.000	08/01/13	Caa1	170,400
250,000		News America, Inc	7.625	11/30/28	Baa1	238,890
250,000		News America, Inc	6.150	03/01/37	Baa1	203,832
400,000		Thomson Corp	5.950	07/15/13	Baa1	399,528
550,000		Thomson Corp	5.700	10/01/14	Baa1	546,560
		TOTAL PRINTING AND PUBLISHING				1,685,105

RAILROAD TRANSPORTATION - 0.42%
275,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	287,060
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	136,898
550,000		Canadian National Railway Co	4.400	03/15/13	A3	530,887
150,000	e	Canadian Pacific Railway Co	5.750	05/15/13	Baa3	145,585
175,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	168,683
300,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	260,862
550,000		Union Pacific Corp	6.500	04/15/12	Baa2	557,180
		TOTAL RAILROAD TRANSPORTATION				2,087,155

SECURITY AND COMMODITY BROKERS - 1.16%
275,000		Bear Stearns Cos, Inc	5.700	11/15/14	Aa2	257,094

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 250,000		Bear Stearns Cos, Inc	7.250%	02/01/18	Aa2	$240,594
750,000		Eaton Vance Corp	6.500	10/02/17	A3	735,020
500,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	219,655
600,000		Goldman Sachs Group, Inc	5.700	09/01/12	Aa3	516,838
275,000		Goldman Sachs Group, Inc	5.150	01/15/14	Aa3	225,853
625,000		Goldman Sachs Group, Inc	5.950	01/18/18	Aa3	515,603
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	A1	97,906
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	A1	250,346
500,000	n	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	Ca	50
250,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	225,205
925,000		Merrill Lynch & Co, Inc	6.875	04/25/18	A2	818,393
500,000		Morgan Stanley	5.375	10/15/15	A1	309,898
900,000		Morgan Stanley	5.750	10/18/16	A1	558,107
500,000		Morgan Stanley	5.950	12/28/17	A1	313,223
600,000	g	Nuveen Investments, Inc	10.500	11/15/15	B3	462,000
		TOTAL SECURITY AND COMMODITY BROKERS				5,745,785

STONE, CLAY, AND GLASS PRODUCTS - 0.06%
310,000		3M Co	4.375	08/15/13	Aa1	313,239
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				313,239

TOBACCO PRODUCTS - 0.06%
200,000		Philip Morris International, Inc	4.875	05/16/13	A2	197,108
100,000		Philip Morris International, Inc	6.375	05/16/38	A2	87,963
		TOTAL TOBACCO PRODUCTS				285,071

TRANSPORTATION BY AIR - 0.11%
550,000		FedEx Corp	3.500	04/01/09	Baa2	545,806
		TOTAL TRANSPORTATION BY AIR				545,806

TRANSPORTATION EQUIPMENT - 0.57%
500,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	480,000
500,000		Harsco Corp	5.125	09/15/13	A3	507,511
550,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	523,956
1,100,000		United Technologies Corp	6.350	03/01/11	A2	1,163,883
150,000		United Technologies Corp	6.050	06/01/36	A2	139,797
		TOTAL TRANSPORTATION EQUIPMENT				2,815,147

WHOLESALE TRADE-DURABLE GOODS - 0.18%
500,000	g	Ace Hardware Corp	9.125	06/01/16	Ba2	427,500
500,000		Vale Overseas Ltd	6.250	01/23/17	Baa2	467,220
		TOTAL WHOLESALE TRADE-DURABLE GOODS				894,720

		TOTAL CORPORATE BONDS				118,094,124
		(Cost $129,582,916)
GOVERNMENT BONDS - 57.04%

AGENCY SECURITIES - 4.62%
650,000		Federal Farm Credit Bank (FFCB)	2.625	04/21/11	Aaa	636,261
3,000,000		Federal Home Loan Bank (FHLB)	5.000	10/16/09	Aaa	3,002,334
6,000,000		FHLB	3.625	09/16/11	Aaa	6,001,121
775,000		Federal Home Loan Mortgage Corp (FHLMC)	3.250	07/16/10	Aaa	776,461

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 600,000		Federal National Mortgage Association (FNMA)	3.250%	08/12/10	Aaa	$601,398
2,675,000		FNMA	2.875	10/12/10	Aaa	2,662,765
2,000,000		FNMA	5.625	07/15/37	Aaa	2,119,796
2,000,000		Private Export Funding Corp	3.550	04/15/13	Aaa	1,943,018
5,000,000		US Department of Housing and Urban Development	4.790	08/01/11	NR	5,161,389
		TOTAL AGENCY SECURITIES				22,904,543

FOREIGN GOVERNMENT BONDS - 3.70%
275,000	e	Chile Government International Bond	5.500	01/15/13	A2	294,415
500,000	e	China Development Bank	5.000	10/15/15	A1	471,230
250,000		Development Bank of Japan	4.250	06/09/15	Aaa	252,088
500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	513,830
500,000	g	Emirate of Abu Dhabi	5.500	08/02/12	Aa2	525,773
275,000		European Investment Bank	4.875	02/15/36	Aaa	275,275
500,000		Federal Republic of Germany	3.875	06/01/10	Aaa	505,030
2,000,000	e	Federative Republic of Brazil	6.000	01/17/17	Ba1	1,929,999
750,000		Federative Republic of Brazil	8.000	01/15/18	Ba1	804,375
250,000		Hellenic Republic	4.630	06/25/13	NR	257,275
400,000		Israel Government International Bond	5.500	11/09/16	A1	412,494
225,000		Italy Government International Bond	5.375	06/12/17	NR	237,279
1,100,000		Italy Government International Bond	6.875	09/27/23	Aa2	1,331,579
310,000		Jamaica Government International Bond	8.000	06/24/19	NR	287,525
250,000	g	Korea Railroad Corp	5.375	05/15/13	A2	234,410
275,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	280,074
300,000	e	Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	Aaa	311,796
1,000,000	e	Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	1,004,266
500,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	527,645
173,000		Mexico Government International Bond	6.375	01/16/13	Baa1	177,844
479,000	e	Mexico Government International Bond	5.875	01/15/14	Baa1	481,994
300,000		Mexico Government International Bond	6.750	09/27/34	Baa1	301,500
300,000		Mexico Government International Bond	6.050	01/11/40	Baa1	268,800
250,000		Panama Government International Bond	7.250	03/15/15	Ba1	259,375
500,000		Peruvian Government International Bond	7.350	07/21/25	Ba1	497,500
500,000	e	Province of Manitoba Canada	4.450	04/12/10	Aa1	512,725
600,000	e	Province of Manitoba Canada	5.000	02/15/12	Aa1	630,546
600,000		Province of Ontario	3.125	09/08/10	Aa1	604,374
620,000	e	Province of Quebec Canada	4.625	05/14/18	Aa2	609,118
550,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	640,723
250,000		Republic of Ghana	8.500	10/04/17	NR	210,000
250,000	g	Republic of Ghana	8.500	10/04/17	NR	236,250
500,000	e	Republic of Turkey	7.000	03/11/19	Ba3	473,845
1,477,500		Russian Federation	7.500	03/31/30	Baa2	1,512,590
125,000	g	Socialist Republic of Vietnam	6.875	01/15/16	Ba3	117,500
375,000		Socialist Republic of Vietnam	6.875	01/15/16	Ba3	357,672
		TOTAL FOREIGN GOVERNMENT BONDS				18,348,714

MORTGAGE BACKED - 38.54%
1,893,133		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		1,950,304
1,500,000		FHLMC	4.000	09/15/19		1,397,383
802,069		FHLMC	4.500	09/15/35		783,150
934,060	i	FHLMC	5.073	02/01/36		938,916
2,712,764	i	FHLMC	5.800	07/01/36		2,773,158
693,109	i	FHLMC	4.993	09/01/36		703,386
1,276,505	i	FHLMC	6.089	09/01/36		1,298,053

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 880,107	i	FHLMC	5.736%	02/01/37	$898,014
1,454,287	i	FHLMC	5.723	03/01/37	1,470,032
205,561	i	FHLMC	5.870	04/01/37	209,670
334,837	i	FHLMC	6.023	05/01/37	341,583
6,750,048	i	FHLMC	5.710	06/01/37	6,859,699
1,150,897	i	FHLMC	5.857	08/01/37	1,171,990
25,856		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10	26,822
96,859		FGLMC	6.500	12/01/16	101,493
1,070,670		FGLMC	5.500	01/01/19	1,086,238
1,783,317		FGLMC	4.500	07/01/20	1,743,717
668,988		FGLMC	4.500	09/01/20	654,132
627,833		FGLMC	5.000	10/01/20	624,879
1,322,143	d	FGLMC	5.500	10/01/20	1,334,344
73,899		FGLMC	7.000	10/01/20	77,794
538,997		FGLMC	4.500	06/01/21	527,028
1,252,678		FGLMC	5.500	08/01/21	1,262,671
254,870		FGLMC	6.500	01/01/29	264,015
12,135		FGLMC	8.000	01/01/31	13,162
3,646,942		FGLMC	5.500	12/01/33	3,640,726
3,198,502		FGLMC	7.000	12/01/33	3,365,870
2,099,378		FGLMC	5.000	01/01/34	2,051,565
999,459		FGLMC	4.500	10/01/34	949,523
726,059		FGLMC	5.500	12/01/34	723,687
1,608,777		FGLMC	5.500	03/01/35	1,602,516
2,064,027		FGLMC	6.000	05/01/35	2,092,339
876,671		FGLMC	7.000	05/01/35	922,544
2,544,622		FGLMC	5.500	06/01/35	2,534,719
1,246,241		FGLMC	5.500	06/01/35	1,241,391
783,980		FGLMC	5.000	11/01/35	764,900
810,844		FGLMC	7.000	01/01/36	850,382
803,844		FGLMC	5.500	04/01/36	800,339
137,668		FGLMC	6.500	05/01/36	141,338
728,415		FGLMC	6.500	10/01/36	747,836
337,759		FGLMC	6.500	12/01/36	344,618
926,896		FGLMC	5.500	01/01/37	922,854
1,729,256		FGLMC	5.500	04/01/37	1,721,445
2,453,935		FGLMC	5.500	05/01/37	2,442,850
142,265		FGLMC	6.000	09/01/37	144,150
2,987,879		FGLMC	5.000	12/01/37	2,912,361
761,816		FGLMC	5.000	04/01/38	742,562
1,969,658		FGLMC	5.000	04/01/38	1,919,876
921,809		FGLMC	6.500	05/01/38	946,242
1,979,574		FGLMC	5.500	07/01/38	1,970,632
49,017		Federal National Mortgage Association (FNMA)	5.000	06/01/13	49,370
2,241,099		FNMA	4.777	02/01/14	2,199,911
2,832,511		FNMA	4.640	11/01/14	2,735,172
410,764		FNMA	4.564	01/01/15	397,002
190,485		FNMA	6.500	10/01/16	198,052
83,613		FNMA	6.500	11/01/16	86,934
571,858		FNMA	5.000	12/01/17	574,455
133,958		FNMA	6.500	02/01/18	139,028
373,922		FNMA	5.500	04/01/18	380,833
141,685		FNMA	5.500	05/01/18	143,967
169,739		FNMA	6.000	01/01/19	173,889

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 1,000,000		FNMA	4.000%	02/25/19	$919,261
1,261,885		FNMA	4.500	04/01/19	1,239,385
450,737		FNMA	5.000	03/01/20	452,220
151,658		FNMA	4.500	12/01/20	148,480
663,037		FNMA	5.000	03/01/21	665,218
39,293		FNMA	8.000	03/01/23	42,768
1,000,000	h	FNMA	5.000	10/25/23	992,812
659,261		FNMA	5.500	02/01/24	662,153
1,520,005		FNMA	5.500	07/01/24	1,526,543
3,597,661		FNMA	5.000	10/01/25	3,535,089
21,936		FNMA	9.000	11/01/25	24,267
21,543		FNMA	7.500	01/01/29	23,352
406,667		FNMA	7.000	07/01/32	427,357
177,222		FNMA	5.000	02/01/33	173,241
815,607		FNMA	4.500	03/25/33	806,548
1,043,004		FNMA	5.500	06/01/33	1,043,182
463,600		FNMA	5.000	07/01/33	453,187
2,864,016		FNMA	5.500	07/01/33	2,864,504
1,296,003		FNMA	4.500	08/01/33	1,231,080
1,500,000		FNMA	5.500	08/25/33	1,506,225
1,310,876		FNMA	4.500	10/01/33	1,245,208
552,251		FNMA	5.000	10/01/33	539,847
573,068		FNMA	5.000	10/01/33	560,195
1,134,550		FNMA	5.000	11/01/33	1,109,065
1,084,338		FNMA	5.000	11/01/33	1,059,982
463,321		FNMA	5.500	12/01/33	463,400
428,600		FNMA	5.500	12/01/33	428,673
720,573		FNMA	5.500	12/01/33	720,696
579,874		FNMA	5.500	01/01/34	579,973
275,500		FNMA	5.000	03/01/34	269,312
2,277,281		FNMA	5.000	03/01/34	2,226,129
275,374		FNMA	5.000	03/01/34	269,188
1,124,227		FNMA	5.000	03/01/34	1,098,975
226,084		FNMA	5.000	03/01/34	221,006
1,790,837		FNMA	5.000	04/01/34	1,748,932
4,295,096		FNMA	5.000	08/01/34	4,196,676
831,780		FNMA	6.000	08/01/34	846,438
228,244		FNMA	6.000	12/01/34	231,909
272,685		FNMA	6.000	12/01/34	277,065
660,441		FNMA	5.500	01/01/35	659,934
1,497,353		FNMA	5.500	02/01/35	1,497,608
2,227,822		FNMA	5.000	02/25/35	2,224,595
1,704,046		FNMA	5.500	04/01/35	1,702,739
558,265		FNMA	6.000	04/01/35	567,231
3,275,239		FNMA	5.500	05/01/35	3,270,679
4,248,867	d	FNMA	5.500	05/01/35	4,242,953
2,626,145		FNMA	6.000	05/01/35	2,663,808
101,621		FNMA	7.500	06/01/35	108,638
612,047		FNMA	6.000	07/01/35	620,825
912,195		FNMA	5.000	08/01/35	890,280
3,996,998		FNMA	6.000	08/01/35	4,054,322
1,147,498		FNMA	5.500	09/01/35	1,147,694
253,200		FNMA	5.000	10/01/35	247,117
3,064,269		FNMA	5.000	10/01/35	2,990,651

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 891,465		FNMA	5.500%	10/01/35	$890,225
845,024		FNMA	5.500	12/01/35	843,847
1,646,715		FNMA	5.000	04/01/36	1,606,124
2,421,586	d	FNMA	6.000	04/01/36	2,455,559
537,303		FNMA	6.500	04/01/36	551,557
1,964,651	i	FNMA	5.948	07/01/36	2,016,416
5,080,685	i	FNMA	5.732	09/01/36	5,216,141
553,288		FNMA	6.500	09/01/36	567,966
2,407,783	i	FNMA	5.781	12/01/36	2,444,045
948,931		FNMA	6.500	12/01/36	968,074
1,184,645		FNMA	6.500	12/01/36	1,216,073
3,801,857		FNMA	5.500	02/01/37	3,794,783
458,572		FNMA	7.000	02/01/37	479,668
911,922		FNMA	6.500	03/01/37	936,115
85,242		FNMA	7.000	04/01/37	89,163
1,867,059		FNMA	6.000	06/01/37	1,893,147
1,014,872		FNMA	6.000	07/01/37	1,029,053
219,329		FNMA	6.000	08/01/37	222,393
305,801		FNMA	6.500	08/01/37	313,896
337,342		FNMA	6.500	08/01/37	346,273
124,119		FNMA	6.000	09/01/37	125,853
976,988		FNMA	6.000	09/01/37	981,261
139,399		FNMA	6.000	09/01/37	141,347
101,459		FNMA	6.000	09/01/37	102,877
80,643		FNMA	6.000	09/01/37	81,769
1,227,261		FNMA	6.500	09/01/37	1,259,750
221,118		FNMA	6.500	09/01/37	226,971
579,484		FNMA	6.500	09/01/37	594,824
1,110,849		FNMA	6.500	09/01/37	1,140,256
426,461	i	FNMA	5.908	10/01/37	438,506
107,208		FNMA	6.000	10/01/37	108,706
2,357,191		FNMA	6.500	10/01/37	2,419,594
631,970		FNMA	7.000	03/01/38	661,049
387,588		FNMA	7.000	03/01/38	405,422
290,842		FNMA	7.000	03/01/38	304,225
6,000,000	h	FNMA	6.500	10/25/38	6,151,872
15,479		Government National Mortgage Association (GNMA)	6.500	09/15/23	15,914
45,501		GNMA	7.500	11/15/23	49,116
6,009		GNMA	7.500	08/15/28	6,483
67,942		GNMA	6.500	12/15/28	70,019
139,216		GNMA	6.500	03/15/29	143,386
45,468		GNMA	8.500	10/20/30	49,840
14,275		GNMA	7.000	06/20/31	14,919
158,891		GNMA	5.000	02/15/33	156,229
1,941,167		GNMA	5.000	09/15/33	1,908,652
412,021		GNMA	5.500	11/20/33	411,866
1,734,838		GNMA	5.500	02/20/35	1,732,885
607,595		GNMA	5.500	03/20/35	606,911
515,877		GNMA	6.000	10/20/36	523,029
518,612		GNMA	6.000	01/20/37	526,202
1,461,720		GNMA	6.000	12/15/37	1,485,534
997,789	h	GNMA	5.500	07/15/38	1,000,326
997,438	h	GNMA	5.500	07/20/38	995,924
631,355	h	GNMA	6.000	08/15/38	641,641

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 525,303	h	GNMA	6.000%	08/20/38		$532,879
1,000,000	h	GNMA	5.500	10/15/38		1,000,938
500,000		GNMA	6.230	9/15/2043		501,946
		TOTAL MORTGAGE BACKED				191,205,565

U.S. TREASURY SECURITIES - 10.18%
8,302,000		United States Treasury Bond	8.000	11/15/21		11,359,469
6,600,000	d,i	United States Treasury Bond	5.250	02/15/29		7,318,265
507,000		United States Treasury Bond	4.500	02/15/36		520,388
1,929,000		United States Treasury Bond	5.000	05/15/37		2,145,862
205,000		United States Treasury Bond	4.375	02/15/38		207,610
3,947,026	k	United States Treasury Inflation Indexed Bonds	0.875	04/15/10		3,877,337
692,506	k	United States Treasury Inflation Indexed Bonds	2.375	04/15/11		700,405
670,000		United States Treasury Note	1.750	03/31/10		668,482
380,000		United States Treasury Note	3.125	04/30/13		383,266
25,000		United States Treasury Note	3.500	05/31/13		25,613
2,680,000		United States Treasury Note	3.375	06/30/13		2,733,809
8,300,000		United States Treasury Note	3.375	07/31/13		8,451,084
3,725,000		United States Treasury Note	3.125	08/31/13		3,753,519
838,000		United States Treasury Note	4.250	08/15/14		892,274
3,171,000		United States Treasury Note	3.500	02/15/18		3,109,562
175,000		United States Treasury Note	3.875	05/15/18		176,148
3,300,000		United States Treasury Note	4.000	08/15/18		3,346,923
2,000,000	j	United States Treasury Strip Principal		08/15/27		841,386
		TOTAL U.S. TREASURY SECURITIES				50,511,402

		TOTAL GOVERNMENT BONDS				282,970,224
		(Cost $280,191,205)

		TOTAL BONDS				401,064,348
		(Cost $410,815,425)

STRUCTURED ASSETS - 15.43%

ASSET BACKED - 7.56%
500,000		AmeriCredit Automobile Receivables Trust Series 2007-BF (Class A3A)	5.160	04/06/12	Aaa	488,584
186,350	i	AQ Finance NIM Trust Series 2004-RN2	3.407	04/25/09	Aaa	175,312
74,667	i,m,v	AQ Finance NIM Trust Series 2004-RN3	3.387	05/25/09	Aaa	71,008
1,877,781		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	1,698,529
705,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	625,642
770,497	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	369,629
770,497	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M1)	5.700	02/25/35	Aa2	548,127
469,385		CIT Group Home Equity Loan Trust Series 2002-2 (Class BF)	6.830	06/25/33	Ba1	243,753
682,305		CIT Group Home Equity Loan Trust Series 2002-2 (Class MF2)	6.390	12/25/30	A3	459,996
146,127	i	Countrywide Home Equity Loan Trust Series 2004-B (Class 1A)
187,628		Credit-Based Asset Servicing and Securitization LLC Series 2007-MX1 (Class A1)	6.159	12/25/36	Aaa	182,976
3,000,000		Flagstar Home Equity Loan Trust Series 2007-1A (Class AF3)	5.781	01/25/35	A2	2,424,124
2,650,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Aa1	2,299,154
2,650,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	A1	1,709,181
251,988	i	GSAA Trust Series 2004-3 (Class AF3)	5.691	04/25/34	Aaa	249,181
321,962		HFC Home Equity Loan Asset Backed Certificates Series 2006-4 (Class A1F)	5.790	03/20/36	Aaa	318,030
1,007,519		HFC Home Equity Loan Asset Backed
		Certificates Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	994,919
2,250,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	2,246,151

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,156,554		Marriott Vacation Club Owner Trust Series 2006-
		1A (Class A)	5.737%	04/20/28	Aaa	$1,119,710
304,304		Marriott Vacation Club Owner Trust Series 2007-
		1A (Class A)	5.518	05/20/29	Aaa	279,114
140,772	m,v	New York City Tax Lien Series 2006-AA
		(Class A)	5.930	11/10/19	Aaa	92,712
200,000		Nissan Auto Lease Trust Series 2006-A
		(Class A4)	5.100	07/16/12	Aaa	197,070
1,000,000		Renaissance Home Equity Loan Trust Series
		2006-3 (Class AF3)	5.586	11/25/36	Aaa	879,006
883,326		Residential Asset Mortgage Products, Inc Series
		2003-RZ5 (Class A7)	4.970	09/25/33	Aaa	793,976
5,000,000	d,i	Residential Asset Mortgage Products, Inc Series
		2004-RS11 (Class M1)	3.827	11/25/34	Aa1	4,096,382
448,718	i	Residential Asset Securities Corp Series 2001-KS2
		(Class AI6)	6.489	10/25/30	Aaa	407,718
7,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A3)	5.790	02/25/36	Aa3	5,253,439
500,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M1)	6.010	02/25/36	Aa1	282,532
1,500,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	580,868
1,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960	02/25/36	Aa3	738,845
3,528,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)	5.440	09/25/36	Aa3	2,161,569
250,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A2)	5.520	04/25/21	Aa1	196,594
879,753		Saxon Asset Securities Trust Series 2002-2
		(Class AF6)	6.120	11/25/30	Aaa	804,038
1,397,900	m	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	A2	1,334,015
1,482,584	m,v	Wachovia Amortization Controlled Heloc NIM
		Series 2006-N1 (Class N1)	5.683	08/12/47	A3	1,421,053
1,382,195		Wachovia Auto Loan Owner Trust Series 2006-
		2A (Class A3)	5.230	08/22/11	Aaa	1,383,290
333,699	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	3.567	05/25/35	NR	291,939
		TOTAL ASSET BACKED				37,490,175

OTHER MORTGAGE BACKED - 7.87%
80,000		Banc of America Commercial Mortgage, Inc
		Series 2006-4 (Class A4)	5.634	07/10/46	Aaa	71,209
400,000		Banc of America Commercial Mortgage, Inc
		Series 2006-6 (Class AJ)	5.421	10/10/45	Aaa	286,318
350,000	i	Banc of America Commercial Mortgage, Inc
		Series 2007-2 (Class A2)	5.634	04/10/49	NR	326,839
554,134		Banc of America Mortgage Securities, Inc Series
		2006-1 (Class A8)	6.000	05/25/36	Aaa	555,251
173,585		Bank of America Alternative Loan Trust Series
		2004-8 (Class 3A1)	5.500	09/25/19	Aaa	170,185
1,175,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW13 (Class A4)	5.540	09/11/41	NR	1,046,729
700,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW14 (Class A4)	5.201	12/11/38	NR	605,943

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 600,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-T24 (Class A4)	5.537%	10/12/41	Aaa	$534,031
550,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2007-PW16 (Class AJ)	5.712	06/11/40	Aaa	363,744
368,071	i	Bear Stearns Commercial Mortgage Securities
		Series 2007-PW17 (Class AM)	5.915	06/11/50	NR	287,072
365,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2007-T28 (Class AJ)	5.990	09/11/42	NR	243,553
1,300,000		Citicorp Mortgage Securities, Inc Series 2005-4
		(Class 1A7)	5.500	07/25/35	Aa1	1,106,314
1,100,000		Citigroup/Deutsche Bank Commercial Mortgage
		Trust Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	976,935
350,000	i	Commercial Mortgage Load Trust Series 2008-
		LS1 (Class A1)	6.020	12/10/49	Aaa	276,229
500,000		Countrywide Alternative Loan Trust Series 2004-
		29CB (Class A7)	5.375	01/25/35	NR	478,873
681,656		Countrywide Alternative Loan Trust Series 2004-
		30CB (Class 1A15)	5.500	08/25/16	Aaa	639,612
1,800,000		Countrywide Alternative Loan Trust Series 2005-
		42CB (Class A12)	5.500	10/25/35	Aa1	1,249,304
651,031		Countrywide Home Loan Mortgage Pass
		Through Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	645,726
750,000		Credit Suisse Mortgage Capital Certificates
		Series 2006-C4 (Class A3)	5.467	09/15/39	Aaa	659,241
1,250,000		Credit Suisse Mortgage Capital Certificates
		Series 2006-C5 (Class A3)	5.311	12/15/39	Aaa	1,083,504
75,138	i	Credit Suisse Mortgage Capital Certificates
		Series 2006-TF2A (Class A1)	4.660	10/15/21	Aaa	69,468
550,000	i	Credit Suisse Mortgage Capital Certificates
		Series 2007-C1 (Class AJ)	5.457	02/15/40	Aaa	357,806
1,250,000	i	Credit Suisse Mortgage Capital Certificates
		Series 2007-C2 (Class A3)	5.542	01/15/49	Aaa	1,053,405
1,972,542	i	Credit Suisse/Morgan Stanley Commercial
		Mortgage Certificate Series HC1A (Class A1)	4.750	05/15/23	Aaa	1,808,828
277,894	i	GE Capital Commercial Mortgage Corp	5.334	11/10/45	Aaa	237,699
1,000,000		Greenwich Capital Commercial Funding Corp
		Series 2007-GG11 (Class A2)	5.597	12/10/49	NR	913,783
835,000		Greenwich Capital Commercial Funding Corp
		Series 2007-GG11 (Class A4)	5.736	12/10/49	NR	708,700
500,000		GS Mortgage Securities Corp II Series 2006-
		GG8 (Class A4)	5.560	11/10/39	Aaa	442,349
750,000	i	GS Mortgage Securities Corp II Series 2007-
		GG10 (Class A2)	5.778	08/10/45	Aaa	703,208
1,000,000	i	GS Mortgage Securities Corp II Series 2007-
		GG10 (Class AM)	5.799	08/10/45	Aaa	782,417
1,000,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	951,995
1,175,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2006-FL1A (Class A2)	4.740	02/15/20	Aaa	1,038,113
750,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2006-LDP7 (Class A2)	5.861	04/15/45	Aaa	730,492
1,100,000		JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	917,692

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 550,000	i	LB-UBS Commercial Mortgage Trust Series
		2007-C2 (Class AJ)	5.562%	02/15/40	NR	$359,250
378,000	i	LB-UBS Commercial Mortgage Trust Series
		2008-C1 (Class A2)	6.317	04/15/41	Aaa	331,171
415,169	i	Lehman Brothers Floating Rate Commercial
		Mortgage Trust Series 2006-LLFA (Class A1)	4.640	09/15/21	Aaa	375,965
185,388		MASTR Asset Securitization Trust Series 2005-2
		(Class 3A1)	5.000	10/25/20	Aaa	177,295
1,000,000	i	Merrill Lynch Mortgage Trust Series 2003-
		KEY1 (Class A4)	5.236	11/12/35	NR	939,877
1,000,000	i	Merrill Lynch Mortgage Trust Series 2004-BPC1
		(Class AJ)	4.922	10/12/41	NR	801,619
241,897	i	Merrill Lynch Mortgage Trust Series 2005-CIP1
		(Class AM)	5.107	07/12/38	Aaa	204,489
275,000	i	Merrill Lynch Mortgage Trust Series 2006-C1
		(Class A4)	5.657	05/12/39	NR	248,134
480,000	i	Merrill Lynch Mortgage Trust Series 2008-C1
		(Class AJ)	6.266	02/12/51	Aaa	325,609
295,000	i	Merrill Lynch Mortgage Trust Series 2008-C1
		(Class AM)	6.266	02/12/51	Aaa	236,509
220,000		Merrill Lynch Mortgage Trust Series 2008-C1
		(Class C)	6.460	02/12/51	Aa2	134,391
250,000	i	Merrill Lynch/Countrywide Commercial
		Mortgage Trust Series 2006-1 (Class A4)	5.424	02/12/39	NR	222,682
365,000	i	Merrill Lynch/Countrywide Commercial
		Mortgage Trust Series 2007-8 (Class AM)	5.957	08/12/49	NR	298,836
295,000	i	Merrill Lynch/Countrywide Commercial
		Mortgage Trust Series 2007-9 (Class AM)	5.856	09/12/49	NR	228,525
1,097,572		Morgan Stanley Capital I Series 2005-HQ5
		(Class A2)	4.809	01/14/42	NR	1,078,765
100,000	i	Morgan Stanley Capital I Series 2006-HQ9
		(Class A4)	5.731	07/12/44	NR	89,744
250,000	i	Morgan Stanley Capital I Series 2006-IQ11
		(Class AJ)	5.776	10/15/42	NR	186,169
1,100,000		Morgan Stanley Capital I Series 2006-IQ12
		(Class A2)	5.283	12/15/43	NR	1,045,207
500,000		Morgan Stanley Capital I Series 2007-HQ11
		(Class A31)	5.439	02/12/44	Aaa	446,878
420,000		Morgan Stanley Capital I Series 2007-IQ13
		(Class A4)	5.364	03/15/44	NR	349,714
400,000		Residential Accredit Loans, Inc Series 2005-
		QS17 (Class A1)	6.000	12/25/35	Aaa	294,383
940,000		Residential Accredit Loans, Inc Series 2005-QS6
		(Class A7)	5.750	05/25/35	Aa1	769,747
530,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2006-WL7A (Class A2)	4.680	09/15/21	Aaa	480,169
3,350,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AJ)	5.413	12/15/43	Aaa	2,168,744
100,000		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)	5.383	12/15/43	Aaa	75,874
750,000		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C31 (Class A2)	5.421	04/15/47	Aaa	694,990

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 3,742,252		Washington Mutual, Inc Series 2003-S10
		(Class A1)	4.500	10/25/18	NR	$3,592,427
644,704	i	Wells Fargo Mortgage Backed Securities Trust
		Series 2006-AR2 (Class 2A3)	5.106	03/25/36	NR	572,644
		TOTAL OTHER MORTGAGE BACKED				39,052,374

		TOTAL STRUCTURED ASSETS				76,542,549
		(Cost $90,724,702)

SHARES		COMPANY
PREFERRED STOCK - 0.11%

DEPOSITORY INSTITUTIONS - 0.05%
14,000	e	Bank of America Corp	6.204	12/30/49	A1	254,100
		Total DEPOSITORY INSTITUTIONS				254,100

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.06%
38,322	e	Federal Home Loan Mortgage Corp
		(FHLMC)	8.375	12/30/49	Ca	62,465
110,728	e	Federal National Mortgage Association
		(FNMA)	8.250	12/30/49	Ca	241,387
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				303,852

		TOTAL PREFERRED STOCK				557,952
		(Cost $4,076,250)

TIAA-CREF MUTUAL FUNDS - 0.74%
437,253	q	TIAA-CREF Institutional High Yield Fund II				3,677,300
		TOTAL TIAA-CREF MUTUAL FUNDS				3,677,300
		(Cost $4,444,394)

SHORT-TERM INVESTMENTS - 4.26%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.83%
14,024,086		State Street Navigator Securities Lending Prime Portfolio				14,024,086
						14,024,086

PRINCIPAL		ISSUER

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.43%
7,110,000		Federal Home Loan Bank (FHLB)		10/21/08		7,108,023
						7,108,023

		TOTAL SHORT-TERM INVESTMENTS				21,132,109
		(Cost $21,125,396)

		TOTAL PORTFOLIO - 101.38%				502,974,258
		(Cost $531,186,167)

		OTHER ASSETS & LIABILITIES, NET - (1.38)%				(6,843,389)

		NET ASSETS - 100.00%				$496,130,869

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

+	As provided by Moody's Investors Service (unaudited).
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2008, the value of these securities amounted to $23,292,566 or 4.69% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate at September 30, 2008.
j	Zero coupon
m	Indicates a security has been deemed illiquid.
n	Defaulted security
q	Affiliated fund
v	Security valued at fair value.

The following abbreviations are used in portfolio descriptions:
LLC - Limited Liability Company
LP - Limited Partnership
NR - Not rated by Moody's
plc - Public Limited Company

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SHORT-TERM BOND FUND II
SCHEDULE OF INVESTMENTS
September 30, 2008
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 86.18%

CORPORATE BONDS - 19.78%

AMUSEMENT AND RECREATION SERVICES - 0.52%
$ 350,000		Walt Disney Co	5.700%	07/15/11	A2	$360,524
1,000,000		Walt Disney Co	4.700	12/01/12	A2	995,091
		TOTAL AMUSEMENT AND RECREATION SERVICES				1,355,615

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.19%
500,000		Home Depot, Inc	3.750	09/15/09	Baa1	488,339
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				488,339

BUSINESS SERVICES - 0.54%
1,000,000		IBM International Group Capital LLC	5.050	10/22/12	A1	1,008,348
125,000		Oracle Corp	4.950	04/15/13	A2	124,596
250,000		Xerox Corp	7.625	06/15/13	Baa2	253,085
		TOTAL BUSINESS SERVICES				1,386,029

CHEMICALS AND ALLIED PRODUCTS - 0.99%
100,000		Abbott Laboratories	5.600	05/15/11	A1	103,353
200,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	191,718
1,000,000		Clorox Co	5.450	10/15/12	Baa2	996,407
1,000,000		GlaxoSmithKline Capital, Inc	4.850	05/15/13	A1	981,725
300,000		Lubrizol Corp	4.625	10/01/09	Baa2	298,572
		TOTAL CHEMICALS AND ALLIED PRODUCTS				2,571,775

COMMUNICATIONS - 0.79%
250,000	e	Allbritton Communications Co	7.750	12/15/12	B2	213,750
100,000		AT&T Corp	7.300	11/15/11	A2	103,849
500,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	473,750
295,000		Rogers Wireless, Inc	8.000	12/15/12	Ba1	294,263
600,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	570,730
200,000		Verizon Communications, Inc	5.250	04/15/13	A3	192,768
200,000		Viacom, Inc	5.750	04/30/11	Baa3	194,298
		TOTAL COMMUNICATIONS				2,043,408

DEPOSITORY INSTITUTIONS - 6.78%
4,700,000	e,g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	4,821,072
1,500,000	e	Banco Nacional de Comercio Exterior SNC	3.875	01/21/09	A1	1,496,250
300,000	e	Bank of America Corp	4.900	05/01/13	Aa2	271,394
600,000		Citigroup, Inc	5.100	09/29/11	Aa3	550,863
2,000,000		Citigroup, Inc	5.300	10/17/12	Aa3	1,780,448
130,000		Credit Suisse	5.000	05/15/13	Aa1	120,470
250,000		Deutsche Bank AG.	4.875	05/20/13	Aa1	238,794
500,000	g	FIA Card Services NA	7.125	11/15/12	Aa1	490,366
1,250,000	e	JPMorgan Chase & Co	3.500	03/15/09	Aa2	1,240,546
750,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	711,072

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 95,000		National City Corp	4.000%	02/01/11	A3	$44,175
1,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	1,030,700
250,000		Popular North America, Inc	3.875	10/01/08	WR	250,000
250,000	e	Popular North America, Inc	5.650	04/15/09	A3	246,997
625,000		US Bank NA	5.700	12/15/08	Aa2	626,354
625,000		Wachovia Corp	5.300	10/15/11	A1	521,173
2,375,000		Wells Fargo & Co	4.375	01/31/13	Aa1	2,183,152
1,000,000		Western Financial Bank	9.625	05/15/12	Aa3	932,340
		TOTAL DEPOSITORY INSTITUTIONS				17,556,166

ELECTRIC, GAS, AND SANITARY SERVICES - 1.22%
125,000	g	Abu Dhabi National Energy Co	6.600	08/01/13	Aa2	124,091
275,000		Consumers Energy Co	4.400	08/15/09	Baa1	274,216
1,250,000		Ohio Power Co	5.300	11/01/10	A3	1,257,650
625,000		ONEOK Partners LP	5.900	04/01/12	Baa2	614,850
600,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	632,699
250,000		Veolia Environnement	5.250	06/03/13	A3	245,825
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				3,149,331

FABRICATED METAL PRODUCTS - 0.39%
1,000,000	e	Stanley Works	5.000	03/15/10	A2	1,009,889
		TOTAL FABRICATED METAL PRODUCTS				1,009,889

FOOD AND KINDRED PRODUCTS - 1.73%
200,000		Bottling Group LLC	4.625	11/15/12	Aa2	196,793
625,000	g	Cadbury Schweppes US Finance LLC	3.875	10/01/08	WR	625,000
440,000		Diageo Finance BV	3.875	04/01/11	A3	435,519
600,000	g	Dr. Pepper Snapple Group, Inc	6.120	05/01/13	Baa3	595,490
125,000		General Mills, Inc	5.250	08/15/13	Baa1	124,037
625,000		Kraft Foods, Inc	4.000	10/01/08	WR	625,000
1,000,000		Kraft Foods, Inc	6.000	02/11/13	Baa2	993,875
900,000	g	SABMiller plc	5.700	01/15/14	Baa1	878,414
		TOTAL FOOD AND KINDRED PRODUCTS				4,474,128

FOOD STORES - 0.12%
300,000		Safeway, Inc	4.950	08/16/10	Baa2	300,208
		TOTAL FOOD STORES				300,208

HOLDING AND OTHER INVESTMENT OFFICES - 0.29%
150,000		Boston Properties LP	6.250	01/15/13	Baa2	148,687
625,000		Simon Property Group LP	5.600	09/01/11	A3	617,052
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				765,739

INSURANCE CARRIERS - 0.57%
250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	246,925
1,000,000		Prudential Financial, Inc	5.800	06/15/12	A3	996,592
250,000		United Health Group, Inc	4.875	02/15/13	Baa1	238,948
		TOTAL INSURANCE CARRIERS				1,482,465

METAL MINING - 0.07%
200,000		Rio Tinto Finance USA Ltd	5.875	07/15/13	A3	196,062
		TOTAL METAL MINING				196,062

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
MISCELLANEOUS RETAIL - 0.45%
$ 1,000,000		CVS Caremark Corp	5.750%	08/15/11	Baa2	$1,014,761
150,000		Walgreen Co	4.875	08/01/13	A2	149,954
		TOTAL MISCELLANEOUS RETAIL				1,164,715

NONDEPOSITORY INSTITUTIONS - 1.99%
250,000		American Express Centurion Bank	5.550	10/17/12	Aa3	230,924
1,250,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	1,234,423
100,000		Capital One Financial Corp	5.700	09/15/11	A3	88,554
1,000,000	i	Countrywide Financial Corp	3.242	05/07/12	Aa2	884,727
500,000		Daimler Finance North America LLC	5.875	03/15/11	A3	498,292
100,000		Daimler Finance North America LLC	5.750	09/08/11	A3	98,730
1,250,000	e	HSBC Finance Corp	5.250	01/14/11	Aa3	1,228,174
800,000	e	HSBC Finance Corp	5.900	06/19/12	Aa3	760,713
172,000		International Lease Finance Corp	5.750	06/15/11	Baa1	123,951
		TOTAL NONDEPOSITORY INSTITUTIONS				5,148,488

OIL AND GAS EXTRACTION - 0.42%
250,000		BJ Services Co	5.750	06/01/11	Baa1	257,085
850,000		Enterprise Products Operating LP	4.625	10/15/09	Baa3	831,860
		TOTAL OIL AND GAS EXTRACTION				1,088,945

PIPELINES, EXCEPT NATURAL GAS - 0.53%
750,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	744,700
625,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	617,164
		TOTAL PIPELINES, EXCEPT NATURAL GAS				1,361,864

PRIMARY METAL INDUSTRIES - 0.09%
250,000	e,g	ArcelorMittal	5.375	06/01/13	Baa2	236,175
		TOTAL PRIMARY METAL INDUSTRIES				236,175

PRINTING AND PUBLISHING - 0.38%
1,000,000	e	Thomson Corp	5.250	08/15/13	Baa1	985,370
		TOTAL PRINTING AND PUBLISHING				985,370

RAILROAD TRANSPORTATION - 0.28%
500,000		Canadian National Railway Co	4.950	01/15/14	A3	484,030
150,000	e	Canadian Pacific Railway Co	5.750	05/15/13	Baa3	145,585
100,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	96,390
		TOTAL RAILROAD TRANSPORTATION				726,005

REAL ESTATE - 0.27%
1,500,000	g, i	USB Realty Corp	6.091	12/30/49	A1	690,000
		TOTAL REAL ESTATE				690,000

SECURITY AND COMMODITY BROKERS - 0.76%
500,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	219,655
650,000		Goldman Sachs Group, Inc	5.700	09/01/12	Aa3	559,907
500,000	n	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	Ca	50
1,250,000		Merrill Lynch & Co, Inc	4.125	09/10/09	A2	1,199,928
		TOTAL SECURITY AND COMMODITY BROKERS				1,979,540

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
TOBACCO PRODUCTS - 0.06%
$ 150,000		Philip Morris International, Inc	4.875%	05/16/13	A2	$147,831
		TOTAL TOBACCO PRODUCTS				147,831

TRANSPORTATION BY AIR - 0.11%
300,000		FedEx Corp	3.500	04/01/09	Baa2	297,712
		TOTAL TRANSPORTATION BY AIR				297,712

TRANSPORTATION EQUIPMENT - 0.24%
600,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	620,127
		TOTAL TRANSPORTATION EQUIPMENT				620,127

		TOTAL CORPORATE BONDS				51,225,926
		(Cost $54,122,882)

GOVERNMENT BONDS - 66.40%

AGENCY SECURITIES - 26.00%
750,000		Federal Farm Credit Bank (FFCB)	4.125	04/15/09	Aaa	753,647
4,400,000		FFCB	2.625	04/21/11	Aaa	4,306,997
2,000,000		Federal Home Loan Bank (FHLB)	5.000	10/16/09	Aaa	2,001,556
1,000,000		FHLB	2.375	04/30/10	Aaa	985,910
3,000,000		FHLB	3.375	06/24/11	Aaa	2,973,330
3,000,000		FHLB	5.375	08/19/11	Aaa	3,132,354
4,000,000		FHLB	3.625	09/16/11	Aaa	4,000,748
500,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	02/27/09	Aaa	500,938
4,700,000		FHLMC	4.750	11/03/09	Aaa	4,779,472
6,500,000		FHLMC	4.875	02/09/10	Aaa	6,645,522
2,700,000		FHLMC	7.000	03/15/10	Aaa	2,845,627
2,000,000		FHLMC	3.250	07/16/10	Aaa	2,003,770
5,000,000		FHLMC	5.000	10/01/10	Aaa	5,000,000
572,940		FHLMC	5.125	10/15/15	Aaa	578,059
3,000,000		Federal National Mortgage Association (FNMA)	5.375	08/15/09	Aaa	3,056,991
3,000,000		FNMA	4.625	12/15/09	Aaa	3,051,519
5,900,000		FNMA	7.125	06/15/10	Aaa	6,286,981
250,000		FNMA	3.250	08/12/10	Aaa	250,583
3,000,000		FNMA	2.875	10/12/10	Aaa	2,986,278
2,000,000		FNMA	3.625	02/12/13	Aaa	1,979,792
7,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	7,246,918
2,000,000		Private Export Funding Corp	3.550	04/15/13	Aaa	1,943,018
		TOTAL AGENCY SECURITIES				67,310,010

FOREIGN GOVERNMENT BONDS - 3.33%
250,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	260,455
1,100,000		Eksportfinans A/S	5.000	02/14/12	Aaa	1,130,899
400,000	g	Emirate of Abu Dhabi	5.500	08/02/12	Aa2	420,618
1,000,000		Federal Republic of Germany	0.000	06/01/10	Aaa	1,010,060
100,000		Hellenic Republic	4.625	06/25/13	A1	102,910
1,500,000		International Finance Corp	5.125	05/02/11	Aaa	1,599,170
100,000	g	Korea Railroad Corp	5.375	05/15/13	A2	93,764
1,550,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	1,578,597
250,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	263,822
1,000,000	e	Province of Manitoba Canada	4.450	04/12/10	Aa1	1,025,450
500,000	e	Province of Manitoba Canada	5.000	02/15/12	Aa1	525,455

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 600,000		Province of Ontario	3.125%	09/08/10	Aa1	$604,374
		TOTAL FOREIGN GOVERNMENT BONDS				8,615,574

MORTGAGE BACKED SECURITIES - 0.84%
617,325		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		635,969
105,860		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17		108,286
479,844		FGLMC	5.500	01/01/19		486,822
428,268		FGLMC	5.500	01/01/19		434,495
73,525		Federal National Mortgage Association (FNMA)	5.000	06/01/13		74,055
445,564		FNMA	5.000	02/25/35		444,919
		TOTAL MORTGAGE BACKED SECURITIES				2,184,546

U.S. TREASURY SECURITIES - 36.23%
10,314,507		United States Treasury Inflation Indexed Bonds	0.875	04/15/10		10,132,395
692,506		United States Treasury Inflation Indexed Bonds	2.375	04/15/11		700,405
3,251,400		United States Treasury Inflation Indexed Bonds	2.000	04/15/12		3,259,275
6,000,000		United States Treasury Note/Bond	2.000	02/28/10		6,004,686
3,500,000		United States Treasury Note/Bond	2.375	08/31/10		3,526,796
2,500,000		United States Treasury Note/Bond	4.500	11/30/11		2,656,835
21,211,000		United States Treasury Note/Bond	4.625	12/31/11		22,627,831
13,641,000		United States Treasury Note/Bond	2.750	02/28/13		13,570,667
14,274,000		United States Treasury Note/Bond	2.500	03/31/13		14,045,388
5,000,000		United States Treasury Note/Bond	3.125	04/30/13		5,042,970
50,000		United States Treasury Note/Bond	3.500	05/31/13		51,227
1,590,000		United States Treasury Note/Bond	3.375	06/30/13		1,621,924
10,200,000		United States Treasury Note/Bond	3.375	07/31/13		10,385,671
175,000		United States Treasury Note/Bond	3.875	05/15/18		176,148
		TOTAL U.S. TREASURY SECURITIES				93,802,218

		TOTAL GOVERNMENT BONDS				171,912,348
		(Cost $169,642,568)
		TOTAL BONDS				223,138,274
		(Cost $223,765,450)

STRUCTURED ASSETS - 8.99%

ASSET BACKED - 7.11%
1,000,000		AmeriCredit Automobile Receivables Trust Series 2006-
		AF (Class A4)	5.640	09/06/13	Aaa	970,127
55,677		Asset Backed Funding Corp NIM Trust Series 2005-
		WMC1 (Class N1)	5.900	07/26/35	NR	6
250,370		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	226,471
1,383,412		Centex Home Equity Series 2004-D (Class MF2)	5.560	09/25/34	Aa3	785,737
385,248	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	184,814
385,248	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2004-2 (Class 1M2)	5.700	02/25/35	A2	254,096
682,304		CIT Group Home Equity Loan Trust Series 2002-2 (Class
		MF2)	6.390	12/25/30	A3	459,996
600,000		Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706	07/25/36	Aaa	570,336
495,003	i	Countrywide Asset-Backed Certificates Series 2006-S3
		(Class A1)	3.317	06/25/21	Baa3	396,245

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,000,000		Flagstar Home Equity Loan Trust Series 2007-1A (Class
		AF3)	5.781%	01/25/35	A2	$1,616,083
123,297	i	GMAC Mortgage Corporation Loan Trust 2005-HE2
		A3	4.622	11/25/35	A2	113,567
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV
		A3	5.590	10/25/29	Aa1	1,735,210
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV
		A4	5.810	10/25/29	A1	1,289,948
250,000		JPMorgan Auto Receivables Trust Series 2007-A (Class
		A3)	5.190	02/15/11	Aaa	249,572
1,619,176		Marriott Vacation Club Owner Trust Series 2006-1A
		(Class A)	5.737	04/20/28	Aaa	1,567,594
124,210	m, v	New York City Tax Lien Series 2006-AA (Class A)	5.930	11/10/19	Aaa	81,804
500,000		Renaissance Home Equity Loan Trust Series 2006-3 (Class
		AF3)	5.586	11/25/36	Aaa	439,503
4,000,000		Residential Funding Mortgage Securities II, Inc Series
		2006-H12 (Class A3)	5.790	02/25/36	Aa3	3,001,966
500,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI1 (Class M2)	6.060	02/25/36	Aa2	193,623
2,000,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI3 (Class A2)	5.950	02/25/36	Aa1	1,768,813
1,300,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI3 (Class A3)	5.960	02/25/36	Aa3	960,498
879,753		Saxon Asset Securities Trust Series 2002-2 (Class AF6)	6.120	11/25/30	Aaa	804,038
776,611	m	Sierra Receivables Funding Co Series 2006-1A (Class A1)
			5.840	05/20/18	A2	741,120
		TOTAL ASSET BACKED				18,411,167

OTHER MORTGAGE BACKED SECURITIES - 1.88%
243,528		Aames Mortgage Trust Series 2002-1 (Class A3)	6.896	06/25/32	Aaa	226,192
357,877		Banc of America Mortgage Securities, Inc Series 2006-1
		(Class A8)	6.000	05/25/36	Aaa	358,599
469,385		CIT Group Home Equity Loan Trust Series 2002-2 (Class
		BF)	6.830	06/25/33	Ba1	243,753
38,525	i	Credit Suisse Mortgage Capital Certificates Series 2006-
		TF2A (Class A1)	4.660	10/15/21	Aaa	35,618
335,815		First Horizon Asset Securities, Inc Series 2003-9 (Class
		1A4)	5.500	11/25/33	NR	336,375
350,000	i	JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2006-LDP7 (Class A2)	5.861	04/15/45	Aaa	340,896
883,275	i	JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2007-FL1A (Class A1)	4.935	07/15/19	Aaa	840,500
215,664	i	Lehman Brothers Floating Rate Commercial Mortgage Trust
		Series 2006-LLFA (Class A1)	4.640	09/15/21	Aaa	195,300
1,097,571		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	1,078,766
660,000		Morgan Stanley Capital I Series 2006-IQ12 (Class A2)	5.283	12/15/43	NR	627,124
300,000	i	Wachovia Bank Commercial Mortgage Trust Series 2006-
		WL7A (Class A2)	4.680	09/15/21	Aaa	271,794
350,000		Wachovia Bank Commercial Mortgage Trust Series 2007-
		C31 (Class A2)	5.421	04/15/47	Aaa	324,329
		TOTAL OTHER MORTGAGE BACKED SECURITIES				4,879,246

		TOTAL STRUCTURED ASSETS				23,290,413
		(Cost $28,467,210)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
PREFERRED STOCKS - 0.06%

NONDEPOSITORY INSTITUTIONS - 0.06%
$ 15,738	e,i	Federal Home Loan Mortgage Corp (FHLMC)	8.375%	12/30/49	Ca	$25,653
55,841	e,i	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	121,733
		TOTAL NONDEPOSITORY INSTITUTIONS				147,386

		TOTAL PREFERRED STOCKS				147,386
		(Cost $1,789,475)

SHORT-TERM INVESTMENTS - 4.77%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 4.77%
12,360,000		Federal Home Loan Bank (FHLB)		10/1/08		12,360,000
						12,360,000

SHARES
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.93%
10,173,168		State Street Navigator Securities Lending Prime Portfolio				10,173,168
						10,173,168

		TOTAL SHORT-TERM INVESTMENTS				22,533,168
		(Cost $22,533,168)

		TOTAL PORTFOLIO - 103.93%				269,109,241
		(Cost $276,555,303)
		OTHER ASSETS & LIABILITIES, NET - (3.93)%				(10,173,163)

		NET ASSETS - 100.00%				$258,936,078

	+	As provide by Moody's Investors Service (unaudited)
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transactions exempt from registration to qualified institutional buyers.
		At September 30, 2008, the value of these securities amounted to $12,107,165 or 4.68% of net assets.
	i	Floating rate or variable rate securities reflects the rate at September 30, 2008.
	v	Security valued at fair value.

		The following abbreviations are used in portfolio descriptions:
		LLC - Limited Liability Company
		LP - Limited Partnership
		NR - Not rated by Moody's

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
HIGH-YIELD FUND II
SCHEDULE OF INVESTMENTS
September 30, 2008

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
BANK LOAN OBLIGATIONS - 1.01%
$ 2,000,000	h,v	HCA, Inc	6.753%	11/18/13	Ba3	$1,770,000
2,178,000	m,v	Texas Competive Electric	6.230	10/10/14	Ba3	1,829,520
		TOTAL BANK LOAN OBLIGATIONS				3,599,520
		(Cost $3,990,085)

CORPORATE BONDS - 87.68%

AMUSEMENT AND RECREATION SERVICES - 1.70%
$ 1,675,000	g	Harrah's Operation Co, Inc	10.750	02/01/16	Caa1	854,250
2,175,000	g	Pokagon Gaming Authority	10.375	06/15/14	B2	2,202,188
1,500,000	g	Seminole Indian Tribe of Florida	7.804	10/01/20	Ba1	1,394,745
1,750,000		Speedway Motorsports, Inc	6.750	06/01/13	Ba2	1,645,000
		TOTAL AMUSEMENT AND RECREATION SERVICES				6,096,183

APPAREL AND ACCESSORY STORES - 0.20%
1,348,000	e	Broder Brothers Co	11.250	10/15/10	Caa2	700,960
		TOTAL APPAREL AND ACCESSORY STORES				700,960

AUTO REPAIR, SERVICES AND PARKING - 0.78%
1,640,000		Hertz Corp	8.875	01/01/14	B1	1,414,500
1,646,000	e	Hertz Corp	10.500	01/01/16	B2	1,374,410
		TOTAL AUTO REPAIR, SERVICES AND PARKING				2,788,910

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.52%
2,755,000	e	Asbury Automotive Group, Inc	8.000	03/15/14	B3	1,935,388
2,723,000	e	Autonation, Inc	7.000	04/15/14	Ba2	2,369,009
1,690,000	e	Sonic Automotive, Inc	8.625	08/15/13	B1	1,149,200
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				5,453,597

BUSINESS SERVICES - 3.94%
1,700,000		Activant Solutions, Inc	9.500	05/01/16	Caa1	1,258,000
1,894,000	g	Ceridian Corp	11.250	11/15/15	Caa2	1,562,550
990,000	e,g,o	Ceridian Corp	12.250	11/15/15	Caa2	806,850
4,750,000	e	Lamar Media Corp	7.250	01/01/13	Ba3	4,298,750
625,000		Lamar Media Corp	6.625	08/15/15	Ba3	517,188
852,000		Lamar Media Corp	6.625	08/15/15	Ba3	705,030
1,259,000	g	Open Solutions, Inc	9.750	02/01/15	Caa1	818,350
1,750,000		Sungard Data Systems, Inc	9.125	08/15/13	Caa1	1,575,000
1,490,000	e	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	1,292,575
750,000		United Rentals North America, Inc	6.500	02/15/12	B1	626,250
852,000	e	United Rentals North America, Inc	7.750	11/15/13	B2	649,650
		TOTAL BUSINESS SERVICES				14,110,193

CHEMICALS AND ALLIED PRODUCTS - 3.11%
1,880,000		Chemtura Corp	6.875	06/01/16	Ba2	1,504,000
1,000,000		Church & Dwight Co, Inc	6.000	12/15/12	Ba2	945,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,350,000	j	Koppers Holdings, Inc (Step Bond 0.000% until
		11/15/09, 9.875% until 11/15/14)		11/15/14	B2	$2,103,250
1,500,000		Momentive Performance Materials, Inc	9.750%	12/01/14	B3	1,185,000
1,600,000	e	Momentive Performance Materials, Inc	11.500	12/01/16	Caa2	1,088,000
2,510,000		Nalco Co	7.750	11/15/11	B1	2,459,800
1,933,000	g	Reichhold Industries, Inc	9.000	08/15/14	B2	1,855,680
		TOTAL CHEMICALS AND ALLIED PRODUCTS				11,140,730

COAL MINING - 3.25%
2,050,000		Arch Western Finance LLC	6.750	07/01/13	B1	1,927,000
3,225,000		Consol Energy, Inc	7.875	03/01/12	Ba1	3,208,875
7,676,000	g	Griffin Coal Mining Co Pty Ltd	9.500	12/01/16	Ba3	4,912,640
1,625,000		Peabody Energy Corp	6.875	03/15/13	Ba1	1,568,125
		TOTAL COAL MINING				11,616,640

COMMUNICATIONS - 10.86%
4,402,000		Allbritton Communications Co	7.750	12/15/12	B2	3,763,710
1,250,000	g	Charter Communications Operating LLC	8.000	04/30/12	B3	1,118,750
661,000	g	Charter Communications, Inc	10.875	09/15/14	B3	641,170
250,000		Citizens Communications Co	9.250	05/15/11	Ba2	250,000
1,530,000		Citizens Communications Co	7.125	03/15/19	Ba2	1,216,350
1,950,000		Citizens Communications Co	9.000	08/15/31	Ba2	1,491,750
2,536,000		CSC Holdings, Inc	7.625	04/01/11	B1	2,434,560
1,500,000	g	CSC Holdings, Inc	8.500	06/15/15	B1	1,393,125
1,000,000		DirecTV Holdings LLC	8.375	03/15/13	Ba3	987,500
1,860,000	g	DirecTV Holdings LLC	7.625	05/15/16	Ba3	1,683,300
1,700,000		Echostar DBS Corp	6.375	10/01/11	Ba3	1,564,000
1,000,000		Echostar DBS Corp	6.625	10/01/14	Ba3	802,500
750,000		MetroPCS Wireless, Inc	9.250	11/01/14	Caa1	701,250
5,830,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	5,523,924
1,000,000		Qwest Communications International, Inc	7.500	02/15/14	Ba3	865,000
3,720,000		Qwest Corp	8.875	03/15/12	Ba1	3,645,600
4,213,000		Sprint Capital Corp	6.875	11/15/28	Baa3	2,822,710
4,375,000		Sprint Nextel Corp	6.000	12/01/16	Baa3	3,368,750
1,250,000		Videotron Ltee	6.875	01/15/14	Ba2	1,181,250
860,000	g	Videotron Ltee	9.125	04/15/18	Ba2	868,600
2,650,000		Windstream Corp	8.125	08/01/13	Ba3	2,517,500
		TOTAL COMMUNICATIONS				38,841,299

DEPOSITORY INSTITUTIONS - 0.36%
2,750,000		National City Corp	4.000	02/01/11	A3	1,278,750
		TOTAL DEPOSITORY INSTITUTIONS				1,278,750

ELECTRIC, GAS, AND SANITARY SERVICES - 11.61%
2,000,000	g	AES Corp	8.750	05/15/13	Ba3	2,010,000
1,500,000	e	AES Corp	8.000	10/15/17	B1	1,353,750
500,000		Allied Waste North America, Inc	6.375	04/15/11	B1	485,000
3,200,000		Allied Waste North America, Inc	7.875	04/15/13	B1	3,176,000
3,006,000		Dynegy Holdings, Inc	8.750	02/15/12	B2	2,840,670
2,775,000		Edison Mission Energy	7.500	06/15/13	B1	2,664,000
1,275,000		Edison Mission Energy	7.000	05/15/17	B1	1,147,500
4,275,000	g	El Paso Performance-Linked Trust	7.750	07/15/11	Ba3	4,329,002
2,375,000	g,v	Energy Future Holdings Corp	10.875	11/01/17	B3	2,143,438

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 3,750,000	g	Intergen NV	9.000%	06/30/17	Ba3	$3,749,999
2,000,000	g	Ipalco Enterprises, Inc	7.250	04/01/16	Ba1	1,910,000
1,669,600		Midwest Generation LLC	8.560	01/02/16	Baa3	1,719,689
2,315,000		Mirant North America LLC	7.375	12/31/13	B1	2,176,100
2,500,000		NRG Energy, Inc	7.250	02/01/14	B1	2,318,750
2,500,000		NRG Energy, Inc	7.375	02/01/16	B1	2,250,000
2,100,000		Reliant Energy, Inc	7.625	06/15/14	B1	1,575,000
3,725,000	e	Sabine Pass LNG LP	7.250	11/30/13	B2	2,942,750
1,526,000	e	Sabine Pass LNG LP	7.500	11/30/16	B2	1,190,280
1,500,000	e	Sierra Pacific Resources	8.625	03/15/14	Ba3	1,536,267
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				41,518,195

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.65%
2,302,000		Freescale Semiconductor, Inc	8.875	12/15/14	B2	1,588,380
3,500,000		L-3 Communications Corp	7.625	06/15/12	Ba3	3,447,500
845,000		Nortel Networks Ltd	10.125	07/15/13	B3	538,687
515,000	g	Nortel Networks Ltd	10.750	07/15/16	B3	315,438
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				5,890,005

ENGINEERING AND MANAGEMENT SERVICES - 0.16%
1,000,000	e	Station Casinos, Inc	6.000	04/01/12	Caa2	560,000
		TOTAL ENGINEERING AND MANAGEMENT SERVICES				560,000

FABRICATED METAL PRODUCTS - 0.73%
1,250,000		Ball Corp	6.875	12/15/12	Ba1	1,248,438
1,400,000		Crown Americas LLC	7.625	11/15/13	B1	1,379,000
		TOTAL FABRICATED METAL PRODUCTS				2,627,438

FOOD AND KINDRED PRODUCTS - 0.86%
1,140,000		Constellation Brands, Inc	8.375	12/15/14	Ba3	1,128,600
637,000		Constellation Brands, Inc	7.250	05/15/17	Ba3	586,040
1,750,000	e	Smithfield Foods, Inc	7.750	07/01/17	B3	1,373,750
		TOTAL FOOD AND KINDRED PRODUCTS				3,088,390

FOOD STORES - 1.24%
4,108,000	e	Stater Brothers Holdings	8.125	06/15/12	B2	4,025,840
426,000		Stater Brothers Holdings	7.750	04/15/15	B2	398,310
		TOTAL FOOD STORES				4,424,150

FURNITURE AND FIXTURES - 0.19%
700,000		BE Aerospace, Inc	8.500	07/01/18	Ba3	679,000
		TOTAL FURNITURE AND FIXTURES				679,000

FURNITURE AND HOME FURNISHINGS STORES - 0.95%
3,400,000		GSC Holdings Corp	8.000	10/01/12	Ba1	3,417,000
		TOTAL FURNITURE AND HOME FURNISHINGS STORES				3,417,000

HEALTH SERVICES - 2.85%
1,750,000		DaVita, Inc	6.625	03/15/13	B1	1,662,500
1,850,000	e	DaVita, Inc	7.250	03/15/15	B2	1,757,500
2,490,000		FMC Finance III S.A.	6.875	07/15/17	Ba2	2,396,625
3,860,000		HCA, Inc	9.125	11/15/14	B2	3,753,850

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 900,000		HCA, Inc	7.500%	11/06/33	Caa1	$639,000
		TOTAL HEALTH SERVICES				10,209,475

HOLDING AND OTHER INVESTMENT OFFICES - 0.33%
2,517,000	g	LyondellBasell Industries AF S.C.A.	8.375	08/15/15	B3	1,182,990
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				1,182,990

HOTELS AND OTHER LODGING PLACES - 1.41%
300,000		MGM Mirage	8.500	09/15/10	Ba2	276,000
1,700,000	e	MGM Mirage	8.375	02/01/11	B1	1,389,750
3,250,000		MGM Mirage	6.750	09/01/12	Ba2	2,543,125
1,100,000	g,i	Seminole Hard Rock Entertainment, Inc	5.319	03/15/14	B1	825,000
		TOTAL HOTELS AND OTHER LODGING PLACES				5,033,875

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.62%
950,000		Jefferson Smurfit Corp US	8.250	10/01/12	B3	793,250
844,000		Jefferson Smurfit Corp US	7.500	06/01/13	B3	683,640
3,625,000		Scientific Games Corp	6.250	12/15/12	Ba3	3,498,125
860,000	g	Scientific Games Corp	7.875	06/15/16	Ba3	819,150
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				5,794,165

INSTRUMENTS AND RELATED PRODUCTS - 0.51%
1,828,000	e	Biomet, Inc	11.625	10/15/17	Caa1	1,837,140
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,837,140

JUSTICE, PUBLIC ORDER AND SAFETY - 0.13%
500,000		Corrections Corp of America	6.250	03/15/13	Ba2	467,500
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				467,500

LEGAL SERVICES - 1.17%
1,500,000		FTI Consulting, Inc	7.625	06/15/13	Ba2	1,528,125
2,614,000		FTI Consulting, Inc	7.750	10/01/16	Ba2	2,656,478
		TOTAL LEGAL SERVICES				4,184,603

METAL MINING - 1.88%
3,400,000		Freeport-McMoRan Copper & Gold, Inc	8.250	04/01/15	Ba2	3,340,500
1,705,000		Freeport-McMoRan Copper & Gold, Inc	8.375	04/01/17	Ba2	1,679,425
2,000,000	g	Vedanta Resources plc	9.500	07/18/18	Ba1	1,697,800
		TOTAL METAL MINING				6,717,725

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.86%
4,170,000		WMG Acquisition Corp	7.375	04/15/14	B3	3,096,225
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				3,096,225

MISCELLANEOUS RETAIL - 1.09%
3,974,000		Susser Holdings LLC	10.625	12/15/13	B3	3,904,455
		TOTAL MISCELLANEOUS RETAIL				3,904,455

NONDEPOSITORY INSTITUTIONS - 5.99%
3,390,000	g	Baker & Taylor, Inc	11.500	07/01/13	B2	2,644,200
2,100,000	g	Buffalo Thunder Development Authority	9.375	12/15/14	B2	882,000
1,700,000	e	Countrywide Financial Corp	6.250	05/15/16	Aa3	1,210,267
875,000		Ford Motor Credit Co	6.375	11/05/08	B1	862,627
1,500,000		Ford Motor Credit Co	5.800	01/12/09	B1	1,425,986

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,475,000		Ford Motor Credit Co	5.700%	01/15/10	B1	$1,129,608
2,500,000		Ford Motor Credit Co	9.750	09/15/10	B1	1,792,707
3,466,000		Ford Motor Credit Co	9.875	08/10/11	B1	2,391,154
1,500,000		Ford Motor Credit Co	7.000	10/01/13	B1	921,836
2,750,000		Ford Motor Credit Co	8.000	12/15/16	B1	1,738,765
4,000,000		General Motors Acceptance Corp LLC	7.250	03/02/11	B3	1,891,927
1,912,500		General Motors Acceptance Corp LLC	6.875	09/15/11	B3	853,333
2,000,000		General Motors Acceptance Corp LLC	6.875	08/28/12	B3	794,956
2,995,000	e	General Motors Acceptance Corp LLC	8.000	11/01/31	B3	1,129,945
1,800,000	g	Lender Processing Services, Inc	8.125	07/01/16	Ba2	1,755,000
		TOTAL NONDEPOSITORY INSTITUTIONS				21,424,311

OIL AND GAS EXTRACTION - 6.81%
2,800,000	g	Atlas Energy Resources LLC	10.750	02/01/18	B3	2,520,000
1,265,000		Chesapeake Energy Corp	7.625	07/15/13	Ba3	1,208,075
1,000,000		Chesapeake Energy Corp	7.500	09/15/13	Ba3	967,500
4,375,000		Chesapeake Energy Corp	6.875	11/15/20	Ba3	3,740,625
2,276,000		Cimarex Energy Co	7.125	05/01/17	Ba3	2,093,920
3,125,000		Complete Production Services, Inc	8.000	12/15/16	B2	2,968,750
2,410,000		Denbury Resources, Inc	7.500	04/01/13	B1	2,277,450
1,575,000		Encore Acquisition Co	6.000	07/15/15	B1	1,252,125
675,000		Encore Acquisition Co	7.250	12/01/17	B1	553,500
1,720,000		Key Energy Services, Inc	8.375	12/01/14	B1	1,651,200
1,375,000	e	Plains Exploration & Production Co	7.000	03/15/17	B1	1,196,250
1,233,000		Range Resources Corp	7.500	05/15/16	Ba3	1,177,515
1,750,000		Range Resources Corp	7.500	10/01/17	Ba3	1,653,750
250,000		Range Resources Corp	7.250	05/01/18	Ba3	236,250
900,000	g	Southwestern Energy Co	7.500	02/01/18	Ba2	873,000
		TOTAL OIL AND GAS EXTRACTION				24,369,910

PAPER AND ALLIED PRODUCTS - 3.28%
2,985,000		Cenveo Corp	7.875	12/01/13	B3	2,298,450
1,100,000	g	Cenveo Corp	10.500	08/15/16	B2	1,017,500
1,846,000		Domtar Corp	7.875	10/15/11	Ba3	1,836,770
1,680,000	g	Georgia-Pacific LLC	7.000	01/15/15	Ba3	1,528,800
4,025,000	e	Graphic Packaging International, Inc	8.500	08/15/11	B3	3,823,750
1,260,000		Greif, Inc	6.750	02/01/17	Ba2	1,215,900
		TOTAL PAPER AND ALLIED PRODUCTS				11,721,170

PERSONAL SERVICES - 0.64%
2,400,000		Mac-Gray Corp	7.625	08/15/15	B3	2,292,000
		TOTAL PERSONAL SERVICES				2,292,000

PETROLEUM AND COAL PRODUCTS - 1.58%
1,750,000	e	Frontier Oil Corp	6.625	10/01/11	Ba3	1,653,750
2,500,000		Frontier Oil Corp	8.500	09/15/16	Ba3	2,406,250
2,000,000		Tesoro Corp	6.500	06/01/17	Ba1	1,600,000
		TOTAL PETROLEUM AND COAL PRODUCTS				5,660,000

PRIMARY METAL INDUSTRIES - 1.86%
1,700,000	i	Noranda Aluminium Acquisition Corp	6.828	05/15/15	B3	1,292,000
2,030,000		Novelis, Inc	7.250	02/15/15	B3	1,766,100
1,000,000		Steel Dynamics, Inc	7.375	11/01/12	Ba2	915,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 640,000		Steel Dynamics, Inc	6.750%	04/01/15	Ba2	$550,400
450,000	g	Steel Dynamics, Inc	7.750	04/15/16	Ba2	400,500
2,000,000	g	Texas Industries, Inc	7.250	07/15/13	Ba3	1,740,000
		TOTAL PRIMARY METAL INDUSTRIES				6,664,000

PRINTING AND PUBLISHING - 0.88%
640,000	g	American Achievement Corp	8.250	04/01/12	NR	638,400
3,525,000	e	Morris Publishing Group LLC	7.000	08/01/13	Caa1	846,000
21,000	e	RH Donnelley Corp	8.875	10/15/17	B3	7,140
2,700,000	e,g	RH Donnelley, Inc	11.750	05/15/15	B1	1,647,000
		TOTAL PRINTING AND PUBLISHING				3,138,540

SECURITY AND COMMODITY BROKERS - 0.95%
4,405,000	g	Nuveen Investments, Inc	10.500	11/15/15	B3	3,391,850
		TOTAL SECURITY AND COMMODITY BROKERS				3,391,850

SOCIAL SERVICES - 0.69%
2,780,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	B2	2,460,300
		TOTAL SOCIAL SERVICES				2,460,300

STONE, CLAY, AND GLASS PRODUCTS - 0.23%
840,000		Owens Brockway Glass Container, Inc	8.250	05/15/13	Ba3	835,800
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				835,800

TRANSPORTATION BY AIR - 0.82%
3,278,000		Bristow Group, Inc	7.500	09/15/17	Ba2	2,917,420
		TOTAL TRANSPORTATION BY AIR				2,917,420

TRANSPORTATION EQUIPMENT - 2.28%
500,000	e,g	Allison Transmission	11.000	11/01/15	Caa1	435,000
1,250,000		American Railcar Industries, Inc	7.500	03/01/14	B1	1,106,250
2,452,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	2,353,920
1,109,000	e,g	Bombardier, Inc	8.000	11/15/14	Ba2	1,097,910
650,000	e	General Motors Corp	7.700	04/15/16	Caa2	260,000
1,420,000	e	General Motors Corp	8.375	07/15/33	Caa2	568,000
1,061,000	e	Hawker Beechcraft Acquisition Co LLC	9.750	04/01/17	Caa1	949,595
966,000		Trinity Industries, Inc	6.500	03/15/14	Baa3	910,455
566,000	e,g	TRW Automotive, Inc	7.000	03/15/14	Ba3	466,950
		TOTAL TRANSPORTATION EQUIPMENT				8,148,080

WATER TRANSPORTATION - 1.06%
4,021,000		Gulfmark Offshore, Inc	7.750	07/15/14	B1	3,779,740
		TOTAL WATER TRANSPORTATION				3,779,740

WHOLESALE TRADE-DURABLE GOODS - 2.99%
4,000,000	g	Ace Hardware Corp	9.125	06/01/16	Ba2	3,420,000
3,369,000		IKON Office Solutions, Inc	7.750	09/15/15	Ba3	3,520,605
1,270,000		Interline Brands, Inc	8.125	06/15/14	B3	1,257,300
1,000,000		Russel Metals, Inc	6.375	03/01/14	Ba2	901,250
1,900,000	g	Ryerson, Inc	12.000	11/01/15	B2	1,615,000
		TOTAL WHOLESALE TRADE-DURABLE GOODS				10,714,155

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
WHOLESALE TRADE-NONDURABLE GOODS - 2.67%
$ 1,620,000	g	Airgas, Inc	7.125%	10/01/18	Ba2	$1,579,500
1,500,000		AmeriGas Partners LP	7.125	05/20/16	Ba3	1,342,500
2,130,000		Idearc, Inc	8.000	11/15/16	B3	580,425
2,080,000	e,g	Ineos Group Holdings plc	8.500	02/15/16	B3	1,123,200
850,000		Inergy LP	6.875	12/15/14	B1	743,750
2,750,000		Inergy LP	8.250	03/01/16	B1	2,530,000
1,700,000	e	Supervalu, Inc	7.500	11/15/14	B1	1,649,000
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				9,548,375

		TOTAL CORPORATE BONDS				313,725,244
		(Cost $361,355,045)

SHORT-TERM INVESTMENTS - 17.59%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 7.08%
25,350,000		Federal Home Loan Bank (FHLB)		10/01/08		25,350,000
						25,350,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOAN
37,588,738		State Street Navigator Securities Lending Prime Portfolio				37,588,738
						37,588,738

		TOTAL SHORT-TERM INVESTMENTS				62,938,738
		(Cost $62,938,738)

		TOTAL PORTFOLIO - 106.29%				380,263,502
		(Cost $428,283,868)

		OTHER ASSETS & LIABILITIES, NET - (6.29)%				(22,496,019)

		NET ASSETS - 100.00%				$ 357,767,483

	+	As provided by Moody's Investors Service (unaudited)
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

		At September 30, 2008, the value of these securities amounted to $72,685,045 or 20.32% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate at September 30, 2008.
	j	Zero coupon
	m	Indicates a security that has been deemed illiquid.
	o	Payment in Kind Bond
	v	Security valued at fair value.

		The following abbreviations are used in portfolio descriptions:
		LLC - Limited Liability Company
		LP - Limited Partnership
		NR - Not rated by Moody's
		plc - Public Limited Company

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
TAX-EXEMPT BOND FUND II
SCHEDULE OF INVESTMENTS
September 30, 2008

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

LONG -TERM MUNICIPAL BONDS - 97.35%

ALABAMA - 1.79%
250,000		City of Birmingham AL	5.125%	01/01/17	A2	$254,212
150,000		City of Birmingham AL, GO	5.000	12/01/16	Aa3	159,062
2,420,000		Courtland Industrial Development Board	5.000	11/01/13	Baa3	2,285,811
1,785,000		Southeast Alabama Gas District	5.000	06/01/18	A3	1,709,762
		TOTAL ALABAMA				4,408,847

ALASKA - 0.60%
1,410,000		Alaska Railroad Corp	5.250	08/01/16	A1	1,471,462
		TOTAL ALASKA				1,471,462

ARIZONA - 1.25%
490,000		Arizona Health Facilities Authority, ETM	6.375	12/01/12	NR	545,301
1,090,000		Arizona Health Facilities Authority, ETM	5.625	12/01/15	A2	1,170,464
1,260,000		Tucson AZ, COP	5.250	07/01/14	A1	1,354,210
		TOTAL ARIZONA				3,069,975

ARKANSAS - 1.85%
1,185,000		Arkansas Development Finance Authority	5.000	11/01/14	Aaa	1,269,455
1,600,000		Arkansas Development Finance Authority	5.500	12/01/18	NR	1,731,952
650,000		Fayetteville AR	5.000	11/01/16	Aaa	694,935
765,000		North Little Rock AR	6.500	07/01/15	A2	851,437
		TOTAL ARKANSAS				4,547,779

CALIFORNIA - 3.57%
1,000,000	i	California Pollution Control Financing Authority,	5.125	11/01/23	NR	799,950
125,000		City of San Bernardino CA, ETM	7.500	05/01/23	Aaa	152,145
20,000	i	Delta Counties Home Mortgage Finance Authority,	6.700	06/01/24	A2	20,032
1,900,000		Los Angeles Unified School District, COP	5.000	10/01/17	Aa3	1,991,124
440,000		Metropolitan Water District of Southern California	5.750	07/01/21	Aa2	487,951
1,370,000		Palmdale Elementary School District	5.300	08/01/14	Aaa	1,445,734
535,000		Sacramento City Financing Authority	5.400	11/01/20	Aa3	556,058
2,700,000		State of California, GO	5.000	03/01/17	A1	2,799,305
550,000		Vallejo Sanitation & Flood Control District, COP	5.000	07/01/19	NR	514,943
		TOTAL CALIFORNIA				8,767,242

COLORADO - 0.04%
120,000		Vista Ridge Metropolitan District, GO	4.125	12/01/16	A3	106,302
		TOTAL COLORADO				106,302

CONNECTICUT - 0.64%
1,345,000		Connecticut Municipal Electric Energy Cooperative,	7.000	01/01/15	Aaa	1,564,692
		TOTAL CONNECTICUT				1,564,692

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

DISTRICT OF COLUMBIA - 1.16%
$ 725,000		District of Columbia, COP	5.250%	01/01/14	A2	$752,159
2,000,000		District of Columbia, GO	5.000	06/01/16	Aa3	2,093,100
		TOTAL DISTRICT OF COLUMBIA				2,845,259

FLORIDA - 7.12%
1,500,000		Broward County School Board, COP	5.250	07/01/15	Aaa	1,578,975
1,485,000		Broward County School Board, COP	5.250	07/01/16	Aa3	1,530,590
550,000		Charlotte County FL	5.000	10/01/14	Aaa	583,572
322,000		City of Lakeland FL, ETM	5.750	10/01/19	NR	340,225
1,000,000		County of Brevard FL, GO	5.000	07/01/16	Aa3	1,032,980
1,600,000		First Governmental Financing Commission	5.500	07/01/15	Aa3	1,710,288
2,200,000		Florida Department of Transportation	5.000	07/01/18	Aa2	2,289,386
1,890,000		Florida State Board of Education	5.000	07/01/14	Aa3	1,954,638
725,000		Florida State Board of Education	5.000	07/01/18	A2	736,513
220,000		JEA	6.800	07/01/12	Aaa	236,515
2,000,000		Lake County School Board, COP	5.250	06/01/17	Aa3	2,075,959
1,275,000		Lake County School Board, COP	5.250	06/01/18	Aa3	1,303,025
940,000		Orange County Health Facilities Authority, ETM	6.250	10/01/10	A2	1,003,610
100,000		Orange County Health Facilities Authority, ETM	5.700	10/01/12	Aaa	109,108
1,000,000		State of Flordia, GO	5.250	07/01/21	Aa1	1,009,520
		TOTAL FLORIDA				17,494,904

GEORGIA - 2.09%
10,000		Cherokee County Water & Sewer Authority	5.500	08/01/18	Aa3	10,754
270,000		City of Atlanta GA	5.500	11/01/10	Baa1	281,605
300,000		City of Atlanta GA	5.500	11/01/13	Baa1	318,924
2,080,000		City of Atlanta GA	5.500	11/01/14	Baa1	2,208,752
215,000		City of Atlanta GA	5.500	11/01/17	Baa1	224,834
125,000		City of Atlanta GA	5.500	11/01/22	Baa1	123,696
1,000,000	n	Main Street Natural Gas Inc	0.000	01/00/00	A2	130,000
475,000		Metropolitan Atlanta Rapid Transit Authority	7.000	07/01/11	NR	512,858
695,000		Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	A2	777,281
480,000		Municipal Electric Authority of Georgia	6.500	01/01/17	A1	544,656
		TOTAL GEORGIA				5,133,360

ILLINOIS - 3.23%
1,030,000		Chicago Board of Education	6.000	01/01/20	A1	1,127,840
1,920,000		Chicago Board of Education, GO	5.000	12/01/17	A1	2,000,101
		Chicago Metropolitan Water Reclamation District-Greater
390,000		Chicago, ETM	7.000	01/01/11	Aaa	410,315
350,000		Chicago O'Hare International Airport	5.000	01/01/16	Aaa	358,519
1,000,000		Chicago Public Building Commission Building	5.000	03/01/15	Aa3	1,038,820
400,000		City of Chicago IL, GO	5.000	12/01/15	Aa3	419,592
655,000		Cook County Community Consolidated School District No
		64, GO	5.500	12/01/14	Aaa	717,500

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 675,000	i	Illinois Finance Authority	5.500%	03/01/14	Ba1	$644,369
900,000		Illinois Municipal Electric Agency	5.250	02/01/17	A1	933,723
175,000		Kendall-Grundy Etc Counties High School District	5.000	10/01/14	Aaa	186,841
		Madison-Bond Etc Counties Community Unit School
100,000		District No 5, GO	5.000	02/01/19	NR	95,607
		TOTAL ILLINOIS				7,933,227

INDIANA - 7.22%
2,500,000		Avon Community School Building Corp	5.000	07/15/17	Aa3	2,575,049
1,285,000		Center Grove School Building Corp	5.000	07/15/14	NR	1,361,573
1,120,000		Franklin Community Multi-School Building	5.000	07/15/22	NR	1,040,021
1,000,000		Griffith Multi-School Building Corp	5.000	07/15/15	Aaa	1,068,640
1,520,000		Hammond Multi-School Building Corp	5.000	07/15/17	NR	1,582,381
2,120,000		Indiana Bond Bank	5.250	04/01/19	Aa3	2,203,251
600,000		Indiana State Finance Authority Revenue	5.000	02/01/15	Aaa	641,520
1,030,000		Indiana Toll Road Commission, ETM	9.000	01/01/15	Aaa	1,239,760
1,065,000		Indiana Transportation Finance Authority	5.500	12/01/14	Aa2	1,165,398
1,240,000		Indianapolis Local Public Improvement Bond Bank	5.000	07/01/16	A1	1,314,177
515,000		New Albany Floyd County School Building Corp	5.000	07/15/15	Aaa	550,350
1,615,000		South Bend Community School Building Corp	5.000	01/15/16	NR	1,677,775
1,225,000		South Bend Redevelopment Authority	5.750	08/15/18	A1	1,322,437
		TOTAL INDIANA				17,742,332

KENTUCKY - 0.29%
680,000		Kentucky Turnpike Authority, ETM	6.000	07/01/11	Aaa	720,888
		TOTAL KENTUCKY				720,888

LOUISIANA - 2.05%
1,950,000		City of New Orleans LA, GO	5.500	12/01/21	Baa3	1,801,196
3,020,000		Desoto Parish LA	5.000	10/01/12	Baa3	2,902,552
335,000		St Tammany Parish LA	5.000	04/01/18	NR	342,882
		TOTAL LOUISIANA				5,046,630

MASSACHUSETTS - 0.73%
875,000		Commonwealth of Massachusetts, GO	5.000	10/01/13	Aa2	920,325
900,000		Massachusetts Housing Finance Agency	4.700	12/01/16	Aa3	883,215
		TOTAL MASSACHUSETTS				1,803,540

MICHIGAN - 5.97%
575,000		Ann Arbor School District, GO	5.000	05/01/15	Aa2	609,316
1,405,000		Caledonia Community Schools, GO	5.000	05/01/15	Aa3	1,488,850
2,030,000		Detroit City School District	6.000	05/02/21	Aa3	2,170,720
1,500,000	i	Detroit MI	5.500	01/01/12	A2	1,571,445
885,000		Detroit MI	5.000	07/01/14	Aaa	930,896
300,000		Forest Hills Public Schools, GO	5.000	05/01/15	Aaa	320,589
1,550,000		L'Anse Creuse Public Schools, GO	5.000	05/01/15	Aaa	1,656,377
1,130,000		Michigan Municipal Bond Authority	5.000	05/01/19	Aa3	1,143,232
395,000		New Haven Community Schools, GO	5.250	05/01/16	Aaa	427,528
1,325,000		State of Michigan	5.500	11/01/16	Aa3	1,439,083
225,000		State of Michigan	5.250	05/15/18	Aaa	241,313
1,395,000		State of Michigan	5.500	11/01/18	Aaa	1,524,720

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
$ 1,150,000	Wayne County Airport Authority	5.000%	12/01/17	A2	$1,155,796
	TOTAL MICHIGAN				14,679,865

MINNESOTA - 0.44%
1,000,000	Minnesota Public Facilities Authority	5.000	03/01/16	Aaa	1,068,850
	TOTAL MINNESOTA				1,068,850

MISSISSIPPI - 3.09%
550,000	County of Lowndes Ms	6.800	04/01/22	Baa2	540,023
1,120,000	Harrison County Wasterwater Management District,	5.000	02/01/15	Baa1	1,193,774
2,000,000	Mississippi Development Bank Special Obligation	5.000	07/01/17	Aa3	2,092,100
1,090,000	Mississippi Development Bank Special Obligation	5.000	11/01/17	Aa3	1,139,301
300,000	State of Mississippi, GO	5.000	12/01/13	Aa3	320,775
2,175,000	State of Mississippi, GO	5.000	12/01/17	Aa3	2,300,976
	TOTAL MISSISSIPPI				7,586,949

MISSOURI - 2.82%
2,025,000	City of Sikeston MO	5.000	06/01/22	A2	1,908,056
1,425,000	Missouri State Board of Public Buildings	5.000	10/01/16	Aa1	1,524,693
1,200,000	Missouri State Environmental Improvement & Energy
	Resources Authority	5.500	07/01/12	Aaa	1,299,252
2,040,000	St Louis Regional Convention & Sports Complex
	Authority	5.250	08/15/14	Aa3	2,185,289
	TOTAL MISSOURI				6,917,290

NEBRASKA - 1.02%
1,000,000	Central Plains Energy Project	5.000	12/01/15	Aa3	845,510
1,000,000	Central Plains Energy Project	5.250	12/01/18	Aa3	802,730
620,000	Nebraska Investment Finance Authority	5.950	09/01/31	NR	579,595
300,000	Nebraska Investment Finance Authority, AMT	5.900	09/01/24	NR	285,384
	TOTAL NEBRASKA				2,513,219

NEVADA - 0.20%
500,000	County of Clark NV	5.300	10/01/11	NR	493,350
	TOTAL NEVADA				493,350

NEW JERSEY - 4.67%
1,900,000	Garden State Preservation Trust	6.375	11/01/15	Aa3	2,151,921
25,000	Garden State Preservation Trust	5.125	11/01/18	Aaa	26,254
690,000	New Jersey Economic Development Authority	5.375	06/15/14	A3	685,432
1,000,000	New Jersey Economic Development Authority	5.000	09/01/16	A1	1,041,040
635,000	New Jersey Environmental Infrastructure Trust	5.250	09/01/21	Aaa	662,235
95,000	New Jersey State Turnpike Authority	6.500	01/01/16	A2	106,879
800,000	New Jersey State Turnpike Authority, ETM	5.700	05/01/13	Aaa	849,512
25,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	A3	28,125
280,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	A3	315,011
260,000	New Jersey Transportation Trust Fund Authority	5.500	12/15/15	Aa3	278,460
765,000	New Jersey Transportation Trust Fund Authority	5.500	12/15/17	A1	809,645
1,500,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/19	A1	1,551,270
1,000,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/20	Aaa	1,029,930

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
$ 1,455,000	Newark Housing Authority	5.250%	01/01/24	A2	$1,429,436
350,000	State of New Jersey, GO	5.500	07/15/16	Aa3	383,569
120,000	Tobacco Settlement Financing Corp, ETM	6.375	06/01/13	Aaa	133,352
	TOTAL NEW JERSEY				11,482,071

NEW MEXICO - 0.74%
1,495,000	New Mexico Finance Authority	5.000	12/15/14	Aa2	1,603,433
205,000	New Mexico Mortgage Finance Authority, ETM	6.000	07/01/10	Aaa	217,019
	TOTAL NEW MEXICO				1,820,452

NEW YORK - 4.05%
70,000	Dutchess County Resource Recovery Agency, AMT	5.000	01/01/10	A2	70,776
310,000	East Rochester Housing Authority	4.200	08/15/17	NR	293,471
195,000	Lackawanna Housing Authority	5.000	09/01/16	NR	201,685
1,775,000	Long Island Power Authority	5.250	12/01/14	A3	1,882,068
1,000,000	New York State Dormitory Authority	5.000	07/01/15	A1	1,052,500
1,000,000	New York State Dormitory Authority	5.000	01/15/16	A1	1,043,950
1,000,000	New York State Dormitory Authority	5.000	07/01/16	Ba2	964,450
1,085,000	New York State Dormitory Authority	5.000	07/01/17	NR	1,097,174
710,000	New York State Dormitory Authority	4.150	08/15/17	NR	666,172
700,000	New York State Dormitory Authority	5.000	02/01/18	Aa2	710,906
370,000	New York State Environmental Facilities Corp	5.000	03/15/14	NR	394,853
200,000	New York State Environmental Facilities Corp	5.250	12/15/18	NR	214,688
130,000	New York State Thruway Authority	5.500	04/01/12	A1	138,746
1,050,000	Tobacco Settlement Financing Authority	5.500	06/01/16	A1	1,078,644
135,000	Westchester county Industrial Development Agency,
	AMT	5.500	07/01/09	Baa3	135,302
	TOTAL NEW YORK				9,945,385

NORTH CAROLINA - 0.44%
40,000	North Carolina Municipal Power Agency No 1	6.000	01/01/11	A2	42,360
1,035,000	Pitt County NC, ETM	5.250	12/01/21	Aaa	1,047,979
	TOTAL NORTH CAROLINA				1,090,339

OHIO - 3.96%
1,000,000	Buckeye Tobacco Settlement Financing Authority	5.000	06/01/15	Baa3	942,610
1,820,000	Cincinnati City School District, GO	5.000	12/01/16	Aa3	1,917,042
200,000	Dayton OH	6.050	10/01/09	NR	206,310
100,000	Ohio State Water Development Authority, ETM	6.000	12/01/16	Aaa	108,909
4,000,000	State of Ohio	4.950	09/01/20	NR	3,576,241
1,400,000	State of Ohio, GO	5.000	06/15/14	Aa1	1,496,390
1,390,000	State of Ohio, GO	5.000	05/01/17	Aa1	1,471,412
	TOTAL OHIO				9,718,914

OKLAHOMA - 0.06%
130,000	Grand River Dam Authority	5.500	06/01/13	Aa3	140,043
	TOTAL OKLAHOMA				140,043

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
PENNSYLVANIA - 7.20%
$ 370,000		Allegheny County Hospital Development Authority	5.300%	07/01/26	A2	$370,614
1,580,000		Carbon County Hospital Authority	5.400	11/15/14	Aa3	1,646,644
2,060,000		Carbon County Industrial Development Authority,	6.650	05/01/10	NR	2,088,758
400,000		City of Philadelphia PA	5.000	07/01/15	Aaa	427,808
600,000		City of Philadelphia PA	5.000	08/01/16	Aa3	626,010
150,000		City of Philadelphia PA, ETM	7.000	05/15/20	Aaa	174,188
1,005,000		City of Pittsburgh PA, GO	5.000	09/01/13	Aaa	1,067,320
445,000		Commonwealth of Pennsylvania, GO	5.000	01/01/16	Aa2	473,872
2,075,000		Delaware Valley Regional Financial Authority	5.500	07/01/12	Aa2	2,201,368
285,000		Pennsylvania Economic Development Financing
		Authority	5.250	12/01/16	NR	250,797
1,030,000		Pennsylvania Economic Development Financing
		Authority, AMT	6.000	11/01/09	A2	1,056,420
115,000		Pennsylvania Economic Development Financing
		Authority, AMT	6.000	11/01/11	A2	118,734
1,255,000		Pennsylvania Economic Development Financing
		Authority, AMT	6.500	11/01/16	A2	1,288,633
280,000		Pennsylvania Economic Development Financing
		Authority, AMT	6.250	11/01/31	A2	253,100
280,000		Pennsylvania Economic Development Financing
		Authority, AMT	6.375	11/01/41	A2	252,745
565,000		Philadelphia Authority for Industrial Development	4.250	09/01/19	NR	484,601
2,000,000		Philadelphia School District, GO	5.000	06/01/24	Aaa	1,930,360
610,000		Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	NR	657,830
490,000		Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	NR	541,151
1,600,000		Pittsburgh Urban Redevelopment Authority, ETM	6.000	09/01/16	Aaa	1,782,175
		TOTAL PENNSYLVANIA				17,693,128

PUERTO RICO - 7.31%
1,200,000		Commonwealth of Puerto Rico, GO	5.250	07/01/12	Baa3	1,224,804
560,000		Commonwealth of Puerto Rico, GO	5.000	07/01/13	Baa3	563,478
2,015,000		Commonwealth of Puerto Rico, GO	5.500	07/01/15	Baa3	2,051,128
1,000,000		Commonwealth of Puerto Rico, GO	5.250	07/01/16	Baa3	997,400
1,250,000		Government Development Bank for Puerto Rico	5.000	12/01/16	Baa3	1,230,200
2,300,000		Puerto Rico Highway & Transportation Authority	5.000	07/01/14	Baa3	2,300,965
2,000,000		Puerto Rico Highway & Transportation Authority	5.250	07/01/22	Aaa	1,953,920
2,670,000	i	Puerto Rico Public Buildings Authority	5.000	07/01/12	Baa3	2,675,207
995,000		Puerto Rico Public Buildings Authority	5.500	07/01/13	Baa3	1,022,034
5,000		Puerto Rico Public Buildings Authority, ETM	5.500	07/01/13	Baa3	5,422
500,000	i	Puerto Rico Public Finance Corp	5.250	02/01/12	Ba1	500,115
3,405,000	i	Puerto Rico Public Finance Corp	5.750	02/01/12	Ba1	3,441,604
		TOTAL PUERTO RICO				17,966,277

RHODE ISLAND - 1.13%
400,000		Providence Housing Authority	5.000	09/01/17	Aa3	408,636
420,000		Providence Housing Authority	5.000	09/01/18	Aa3	424,234
1,015,000		Rhode Island State & Providence Plantations, COP	5.250	10/01/14	A1	1,090,983
800,000		Rhode Island State & Providence Plantations, COP	5.000	10/01/16	Aaa	851,464
		TOTAL RHODE ISLAND				2,775,317

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

SOUTH CAROLINA - 0.79%
$ 385,000		County of Greenville SC, COP	5.000%	04/01/17	Aa3	$390,944
150,000		Georgetown County SC	5.700	04/01/14	Baa3	146,418
1,320,000		Scago Educational Facilities Corp for Colleton School
		District	5.000	12/01/16	Aaa	1,399,742
		TOTAL SOUTH CAROLINA				1,937,104

SOUTH DAKOTA - 0.70%
1,000,000		Sioux Falls SD	6.750	11/15/12	NR	1,133,800
500,000		State of South Dakota	6.700	09/01/17	Aaa	575,765
		TOTAL SOUTH DAKOTA				1,709,565

TENNESSEE - 2.21%
125,000		Clarksville Natural Gas Acquisition Corp	5.000	12/15/16	A2	110,880
990,000		Memphis-Shelby County Airport Authority	5.000	09/01/09	Baa2	1,000,068
105,000		Shelby County Health Educational & Housing
		Facilities Board, EMT	5.500	08/15/19	A2	114,510
300,000		Tennessee Energy Acquisition Corp	5.000	09/01/11	Aa3	283,542
4,500,000		Tennessee Energy Acquisition Corp	5.000	09/01/16	Aa3	3,911,670
		TOTAL TENNESSEE				5,420,670

TEXAS - 13.26%
2,600,000		Alliance Airport Authority, AMT	4.850	04/01/21	Baa2	2,068,092
1,170,000		Bexar Metropolitan Water District	5.000	05/01/17	A3	1,193,669
25,000	i	Brazos River Authority	5.750	11/01/11	Caa1	23,113
4,285,000		Brazos River Authority	4.900	10/01/15	A2	4,300,084
160,000	i	Brazos River Authority	5.375	04/01/19	Ba1	145,664
985,000		Brazos River Authority	5.125	05/01/19	Aa3	1,005,301
350,000	i	Brazos River Authority	5.125	05/01/19	Aa3	357,214
740,000		Brazos River Authority	5.125	11/01/20	Aa3	744,240
180,000	i	Brazos River Authority, AMT	6.300	07/01/32	Caa1	134,458
130,000		Brazos River Authority, AMT	7.700	04/01/33	Caa1	113,624
400,000		Charterwood Municipal Utility District	5.950	05/01/12	NR	401,096
405,000		City of Corpus Christi TX	5.000	07/15/15	Aa3	428,089
170,000		City of Houston TX, ETM	5.800	07/01/10	Aaa	175,146
1,000,000		County of Fort Bend TX, GO	5.000	03/01/16	Aa2	1,056,330
1,500,000		County of Harris TX	5.000	08/15/16	Aa3	1,579,605
500,000		Guadalupe-Blanco River Authority	5.250	04/15/19	A1	511,510
35,000		Harris County Flood Control District, GO	5.000	10/01/14	Aa1	37,484
1,840,000		Harris County Flood Control District, GO	5.250	10/01/18	Aa1	1,966,905
1,895,000		Humble Independent School District, GO	5.000	02/15/18	Aaa	1,985,865
1,205,000		Lower Colorado River Authority	5.000	05/15/17	A1	1,228,293
1,265,000		Lower Colorado River Authority, ETM	6.000	01/01/17	Aa3	1,420,316
155,000		North Central Texas Health Facility Development
		Corp, ETM	5.500	06/01/21	Aaa	165,439
1,000,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/16	Aa3	878,710
500,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/18	Aa3	425,655
2,000,000		SA Energy Acquisition Public Facility Corp	5.500	08/01/18	Aa3	1,723,600
75,000	i	Sabine River Authority	5.500	11/01/11	Caa1	69,602
1,145,000	i	Sabine River Authority	5.800	07/01/22	Caa1	907,172
1,845,000		Sabine River Authority	6.150	08/01/22	Caa1	1,512,863

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,760,000		State of Texas, AMT, GO	5.000%	08/01/18	Aa1	$2,740,790
2,500,000		Texas Municipal Gas Acquisition & Supply Corp I	5.250	12/15/17	A2	2,217,150
985,000		Texas Public Building Authority	7.125	08/01/11	Aa2	1,056,156
		TOTAL TEXAS				32,573,235

VERMONT - 0.68%
1,695,000		Vermont Housing Finance Agency, AMT	5.500	11/01/21	Aaa	1,677,406
		TOTAL VERMONT				1,677,406

VIRGIN ISLANDS - 0.34%
800,000		Virgin Islands Public Finance Authority	5.250	10/01/17	Aaa	824,440
		TOTAL VIRGIN ISLANDS				824,440

VIRGINIA - 0.50%
150,000		Tobacco Settlement Financing Corp	5.500	06/01/15	Aaa	158,504
1,000,000		Virginia College Building Authority	5.000	09/01/14	Aa1	1,071,170
		TOTAL VIRGINIA				1,229,674

WASHINGTON - 2.11%
125,000		Cowlitz County Public Utility District No 1	5.000	09/01/11	Aa3	131,381
75,000		Cowlitz County Public Utility District No 1, ETM	5.000	09/01/11	Aa3	79,408
690,000		Port of Seattle WA	5.000	03/01/15	Aa3	709,003
3,275,000		Port of Seattle WA	5.500	09/01/17	A1	3,533,070
700,000		Washington Economic Development Finance	5.000	06/01/16	Aa2	737,261
		TOTAL WASHINGTON				5,190,123

WISCONSIN - 0.03%
70,000		State of Wisconsin	6.875	06/01/11	Aa1	74,255
		TOTAL WISCONSIN				74,255

		TOTAL LONG-TERM MUNICIPAL BONDS				239,184,360
		(Cost $249,591,734)

SHORT -TERM MUNICIPAL BONDS - 0.20%

ALASKA - 0.08%
200,000	z	City of Valdez AK	3.000	10/01/08	Aaa	200,000
		TOTAL ALASKA				200,000

KANAS - 0.74%
1,325,000	z	Kansas State Department of Transportation	1.280	10/01/08	Aa2	1,325,000
500,000	z	Kansas State Department of Transportation	2.000	10/01/08	Aa2	500,000
		TOTAL KENTUCKY				1,825,000

TEXAS - 0.09%
210,000	z	Gulf Coast Waste Disposal Authority	0.980	10/01/08	Aaa	210,000
		TOTAL TEXAS				210,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
WYOMING - 0.37%
$ 200,000	z	Lincoln County WY	0.980%	10/01/08	Aaa	$200,000
720,000	z	Lincoln County WY	0.980	10/01/08	Aaa	720,000
		TOTAL WYOMING				920,000

		TOTAL SHORT-TERM MUNICIPAL BONDS				3,155,000
		(Cost $3,155,000)

		TOTAL PORTFOLIO - 98.63%				242,339,360
		(Cost $252,746,734)

		OTHER ASSETS AND LIABILITIES, NET - 1.37%				3,363,977

		NET ASSETS - 100.00%				$245,703,337

		The following abbreviations are used in portfolio
		descriptions:
		AMT - Alternative Minimum Tax
		COP - Certificate of Participation
		ETM - Escrowed to Maturity
		GO - General Obligation
		NR - Not Rated

	[i]	Floating rate or variable rate securities reflects the rate in effect as of September 30, 2008.
	n	Defaulted security
	z	Variable rate demand note (VRDN)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Inflation-Linked Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2008
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

GOVERNMENT BONDS - 99.09%
U.S. TREASURY SECURITIES - 99.09%

$ 14,241,617	k	United States Treasury Inflation Indexed Notes	4.250%	01/15/10	$14,657,743
43,138,672	k	United States Treasury Inflation Indexed Notes	0.875	04/15/10	42,377,016
18,524,522	k	United States Treasury Inflation Indexed Notes	3.500	01/15/11	19,264,059
28,043,733	k	United States Treasury Inflation Indexed Notes	2.375	04/15/11	28,363,600
10,212,009	k	United States Treasury Inflation Indexed Notes	3.375	01/15/12	10,710,642
21,432,145	k	United States Treasury Inflation Indexed Notes	2.000	04/15/12	21,484,053
36,615,593	k	United States Treasury Inflation Indexed Notes	3.000	07/15/12	38,111,670
11,705,625	k	United States Treasury Inflation Indexed Notes	0.625	04/15/13	11,047,183
32,767,671	k	United States Treasury Inflation Indexed Notes	1.875	07/15/13	32,670,385
34,023,010	k	United States Treasury Inflation Indexed Notes	2.000	01/15/14	33,953,910
30,498,322	k	United States Treasury Inflation Indexed Notes	2.000	07/15/14	30,422,076
30,781,053	k	United States Treasury Inflation Indexed Notes	1.625	01/15/15	29,970,650
28,379,817	k	United States Treasury Inflation Indexed Notes	1.875	07/15/15	27,938,596
26,100,353	k	United States Treasury Inflation Indexed Notes	2.000	01/15/16	25,784,304
29,179,755	k	United States Treasury Inflation Indexed Notes	2.500	07/15/16	29,865,946
23,082,908	k	United States Treasury Inflation Indexed Notes	2.375	01/15/17	23,277,682
20,877,732	k	United States Treasury Inflation Indexed Notes	2.625	07/15/17	21,500,808
20,680,666	k	United States Treasury Inflation Indexed Notes	1.625	01/15/18	19,588,479
10,606,648	k	United States Treasury Inflation Indexed Notes	1.375	07/15/18	9,797,064
42,328,964	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	41,012,788
27,064,365	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	24,711,038
21,512,189	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	20,804,632
20,680,666	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	18,042,268
27,480,547	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	31,615,518
31,873,085	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	38,115,715
8,388,165	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	9,616,243
		TOTAL U.S. TREASURY SECURITIES			654,704,068

		TOTAL GOVERNMENT BONDS			654,704,068
		(Cost $672,299,045)

		TOTAL PORTFOLIO - 99.09%			654,704,068
		(Cost $672,299,045)

		OTHER ASSETS & LIABILITIES, NET - 0.91%			5,990,397

		NET ASSETS - 100.00%			$660,694,465

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
September 30, 2008
			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 100.09%

BANK ACCEPTANCES - 3.95%
$ 2,966,000	Bank of America NA		10/27/08	$2,960,216
4,000,000	Bank of America NA		10/28/08	3,992,350
1,468,000	Bank of America NA		10/30/08	1,464,807
4,706,000	Bank of America NA		11/07/08	4,693,425
2,000,000	Bank of America NA		11/28/08	1,991,461
1,010,000	Bank of America NA		12/02/08	1,005,304
2,089,000	Bank of America NA		12/03/08	2,079,129
1,153,000	Bank of America NA		12/04/08	1,147,466
3,190,000	Bank of America NA		12/10/08	3,173,253
2,574,000	Bank of America NA		12/11/08	2,560,293
2,126,000	Bank of America NA		12/29/08	2,111,756
4,000,000	Bank of America NA		02/19/09	3,954,567
3,142,000	JPMorgan Chase Bank NA		10/06/08	3,140,865
1,025,000	JPMorgan Chase Bank NA		10/09/08	1,024,408
1,025,000	JPMorgan Chase Bank NA		10/14/08	1,024,038
1,451,000	JPMorgan Chase Bank NA		10/27/08	1,448,275
1,365,000	JPMorgan Chase Bank NA		11/13/08	1,360,679
4,696,000	JPMorgan Chase Bank NA		11/17/08	4,679,753
1,129,000	JPMorgan Chase Bank NA		11/20/08	1,124,845
5,000,000	JPMorgan Chase Bank NA		11/24/08	4,980,125
1,601,000	JPMorgan Chase Bank NA		12/11/08	1,592,475
1,396,000	JPMorgan Chase Bank NA		12/19/08	1,387,729
1,206,000	JPMorgan Chase Bank NA		12/22/08	1,198,720
4,500,000	Wachovia Bank NA		10/21/08	4,494,200
	TOTAL BANK ACCEPTANCES			58,590,139

BANK NOTES - 0.67%
10,000,000	Wells Fargo Bank NA	2.500%	10/29/08	10,000,000
	TOTAL BANK NOTE			10,000,000

CERTIFICATES OF DEPOSIT - 6.19%
5,000,000	Abbey National Treasury	2.740	11/10/08	5,000,110
2,980,000	Abbey National Treasury	2.820	11/13/08	2,980,071
3,575,000	Bank of America NA	2.920	02/06/09	3,575,000
10,000,000	Bank of Nova Scotia	2.670	11/18/08	10,000,000
4,000,000	Deutsche Bank AG.	2.650	11/21/08	4,000,113
5,000,000	Lloyds Bank plc	2.720	10/02/08	5,000,003
5,000,000	Rabobank USA Financial Corp	2.950	02/17/09	5,000,000
5,000,000	Royal Bank of Canada	2.700	11/19/08	5,000,135
2,700,000	Royal Bank of Canada	5.290	02/02/09	2,724,466
5,000,000	Societe Generale North America, Inc	2.800	10/29/08	5,000,000
5,000,000	Toronto Dominion Bank	2.670	10/09/08	4,999,900
3,000,000	Toronto Dominion Bank	2.720	10/20/08	3,000,000
5,000,000	Toronto Dominion Bank	2.650	10/28/08	5,000,000
5,000,000	Toronto Dominion Bank	2.600	10/31/08	5,000,000
10,000,000	Toronto Dominion Bank	2.780	12/16/08	10,000,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$ 5,545,000	Toronto Dominion Bank	2.920%	01/13/09	$5,545,000
10,000,000	US Bank NA	2.930	02/10/09	10,000,000
	TOTAL CERTIFICATE OF DEPOSIT			91,824,798

COMMERCIAL PAPER - 57.01%
1,600,000	Abbey National LLC		10/22/08	1,597,433
10,000,000	Abbey National LLC		10/31/08	9,976,583
1,000,000	Abbey National LLC		11/12/08	996,710
5,000,000	Abbey National LLC		11/13/08	4,983,457
5,000,000	American Honda Finance Corp		11/13/08	4,986,862
2,825,000	American Honda Finance Corp		11/21/08	2,816,195
5,000,000	American Honda Finance Corp		11/24/08	4,983,050
5,000,000	American Honda Finance Corp		12/10/08	4,978,611
10,000,000	Bank of Nova Scotia		10/03/08	9,998,477
2,000,000	Bank of Nova Scotia		11/13/08	1,993,431
5,000,000	Barclays U.S. Funding LLC		10/06/08	4,998,108
5,000,000	Barclays U.S. Funding LLC		11/18/08	4,980,000
12,974,000	Ciesco LLC		11/03/08	12,940,938
14,351,000	Ciesco LLC		11/04/08	14,313,321
5,000,000	Citigroup Funding, Inc		10/06/08	4,998,111
10,000,000	Citigroup Funding, Inc		10/09/08	9,993,888
8,710,000	Citigroup Funding, Inc		10/17/08	8,699,387
10,000,000	Citigroup Funding, Inc		10/20/08	9,986,014
5,000,000	Citigroup Funding, Inc		11/05/08	4,986,292
5,000,000	Citigroup Funding, Inc		11/17/08	4,981,722
5,000,000	Citigroup Funding, Inc		01/06/09	4,960,257
5,000,000	Coca-Cola Co		10/02/08	4,999,674
2,180,000	Danske Corp		10/06/08	2,179,228
5,000,000	Danske Corp		10/31/08	4,988,625
1,860,000	Danske Corp		11/12/08	1,854,119
9,000,000	Danske Corp		11/14/08	8,970,300
5,000,000	Danske Corp		12/12/08	4,972,700
2,000,000	Danske Corp		01/26/09	1,981,085
24,360,000	Dexia Delaware LLC		12/01/08	24,246,489
3,775,000	Edison Asset Securitization LLC		10/15/08	3,771,154
10,710,000	Edison Asset Securitization LLC		10/27/08	10,689,735
5,325,000	Edison Asset Securitization LLC		12/30/08	5,289,056
2,000,000	Fairway Finance Corp		12/03/08	1,990,200
4,165,000	Fairway Finance Corp		01/16/09	4,127,862
13,595,000	General Electric Capital Corp		10/21/08	13,575,657
5,000,000	General Electric Capital Corp		10/27/08	4,990,719
5,000,000	General Electric Capital Corp		10/30/08	4,989,689
2,890,000	General Electric Capital Corp		11/13/08	2,881,646
2,435,000	General Electric Capital Corp		03/11/09	2,404,399
14,220,000	General Electric Co		10/01/08	14,220,000
3,500,000	Govco LLC		10/07/08	3,498,419
3,000,000	Govco LLC		10/20/08	2,995,693
6,500,000	Govco LLC		11/17/08	6,476,663
4,000,000	Govco LLC		12/08/08	3,976,956
5,000,000	Govco LLC		12/11/08	4,969,924
4,525,000	Govco LLC		12/15/08	4,499,358
10,000,000	Govco LLC		12/17/08	9,934,764
15,000,000	Govco LLC		12/23/08	14,883,338

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 3,300,000	Govco LLC	01/26/09	$3,268,898
10,000,000	HSBC Finance Corp	10/08/08	9,994,846
8,000,000	HSBC Finance Corp	10/10/08	7,994,700
5,230,000	HSBC Finance Corp	10/15/08	5,224,610
5,000,000	HSBC Finance Corp	11/21/08	4,980,521
5,000,000	HSBC Finance Corp	12/04/08	4,975,556
8,570,000	HSBC Finance Corp	12/08/08	8,525,484
10,000,000	IBM Capital, Inc	10/16/08	9,989,375
10,000,000	ING US Funding LLC	10/09/08	9,994,022
10,000,000	ING US Funding LLC	10/15/08	9,989,578
3,575,000	ING US Funding LLC	10/20/08	3,569,868
5,000,000	ING US Funding LLC	10/21/08	4,992,556
10,000,000	ING US Funding LLC	12/09/08	9,946,525
5,000,000	ING US Funding LLC	12/26/08	4,966,436
5,000,000	JPMorgan Chase & Co	11/24/08	4,979,375
3,870,000	JPMorgan Chase & Co	12/17/08	3,847,485
5,000,000	Kitty Hawk Funding Corp	10/02/08	4,999,608
5,000,000	Kitty Hawk Funding Corp	10/06/08	4,998,125
10,000,000	Kitty Hawk Funding Corp	10/10/08	9,992,375
4,770,000	Kitty Hawk Funding Corp	10/23/08	4,762,042
4,000,000	Kitty Hawk Funding Corp	10/27/08	3,992,056
3,984,000	Kitty Hawk Funding Corp	01/13/09	3,950,853
7,000,000	Lloyds Bank plc	10/17/08	6,992,067
3,000,000	Nestle Capital Corp	10/06/08	2,999,116
2,070,000	Nestle Capital Corp	02/18/09	2,051,888
1,000,000	Nestle Capital Corp	03/10/09	989,378
8,000,000	Nestle Capital Corp	03/12/09	7,914,680
1,000,000	Nestle Capital Corp	03/16/09	988,242
13,572,000	Old Line Funding LLC	11/05/08	13,536,155
4,650,000	Old Line Funding LLC	11/12/08	4,635,136
5,000,000	Old Line Funding LLC	11/14/08	4,983,072
3,398,000	Old Line Funding LLC	01/06/09	3,371,082
5,000,000	Old Line Funding LLC	01/08/09	4,959,850
3,000,000	PACCAR Financial Corp	11/18/08	2,991,200
4,215,000	PACCAR Financial Corp	11/19/08	4,202,379
4,100,000	PACCAR Financial Corp	11/20/08	4,087,472
4,855,000	Park Avenue Rec Corp	10/01/08	4,855,000
1,327,000	Park Avenue Rec Corp	10/23/08	1,324,794
4,594,000	Park Avenue Rec Corp	11/07/08	4,581,724
15,000,000	Pfizer, Inc	01/05/09	14,910,400
7,020,000	Pfizer, Inc	03/02/09	6,947,382
10,000,000	Private Export Funding Corp	10/07/08	9,996,266
4,800,000	Private Export Funding Corp	11/12/08	4,786,448
4,300,000	Private Export Funding Corp	12/11/08	4,279,647
5,900,000	Private Export Funding Corp	12/15/08	5,870,254
2,000,000	Private Export Funding Corp	01/02/09	1,987,755
5,000,000	Private Export Funding Corp	01/12/09	4,966,382
5,000,000	Private Export Funding Corp	01/15/09	4,965,256
15,000,000	Procter & Gamble International	10/07/08	14,994,375
9,000,000	Procter & Gamble International	11/06/08	8,980,880
2,445,000	Procter & Gamble International	11/19/08	2,437,712
1,995,000	Procter & Gamble International	02/04/09	1,979,289
4,040,000	Procter & Gamble International	03/03/09	4,001,883

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 5,000,000	Rabobank USA Financial Corp	10/03/08	$4,999,258
8,520,000	Rabobank USA Financial Corp	10/10/08	8,514,359
10,000,000	Rabobank USA Financial Corp	10/24/08	9,984,539
1,000,000	Ranger Funding Co LLC	10/02/08	999,927
10,000,000	Ranger Funding Co LLC	10/16/08	9,988,626
4,000,000	Ranger Funding Co LLC	10/23/08	3,993,302
4,605,000	Ranger Funding Co LLC	11/04/08	4,592,953
2,230,000	Ranger Funding Co LLC	11/19/08	2,221,683
5,000,000	Ranger Funding Co LLC	12/02/08	4,976,233
3,000,000	Ranger Funding Co LLC	01/06/09	2,976,720
5,000,000	Ranger Funding Co LLC	01/16/09	4,949,769
10,000,000	Royal Bank of Scotland	11/12/08	9,967,800
10,000,000	Royal Bank of Scotland	12/12/08	9,943,200
3,035,000	Sheffield Receivable	11/17/08	3,024,104
7,413,000	Societe Generale North America, Inc	11/04/08	7,393,887
4,000,000	Societe Generale North America, Inc	12/02/08	3,980,849
1,000,000	Societe Generale North America, Inc	02/09/09	989,083
5,000,000	Svensk Exportkredit AB	10/02/08	4,999,671
5,000,000	Svensk Exportkredit AB	10/30/08	4,990,011
5,000,000	Toronto Dominion Holding	10/02/08	4,999,633
5,000,000	Toronto Dominion Holding	11/06/08	4,986,350
5,000,000	Toyota Motor Credit Corp	10/22/08	4,992,125
5,000,000	Toyota Motor Credit Corp	10/28/08	4,990,513
10,000,000	Toyota Motor Credit Corp	10/29/08	9,980,477
9,000,000	Toyota Motor Credit Corp	12/01/08	8,960,198
6,000,000	Toyota Motor Credit Corp	12/09/08	5,969,410
4,000,000	Toyota Motor Credit Corp	12/18/08	3,977,033
1,150,000	UBS Finance (Delaware) LLC	10/27/08	1,147,616
6,585,000	UBS Finance (Delaware) LLC	11/10/08	6,564,020
5,250,000	Unilever Capital Corp	10/01/08	5,249,999
5,000,000	Unilever Capital Corp	10/20/08	4,992,981
4,000,000	Unilever Capital Corp	10/27/08	3,992,576
5,000,000	Unilever Capital Corp	12/01/08	4,978,396
10,000,000	Wells Fargo & Co	10/07/08	9,995,934
590,000	Wells Fargo & Co	11/25/08	587,647
10,000,000	Wells Fargo & Co	11/26/08	9,960,333
5,000,000	Yorktown Capital LLC	10/08/08	4,997,326
7,000,000	Yorktown Capital LLC	10/14/08	6,992,955
14,000,000	Yorktown Capital LLC	10/23/08	13,976,497
6,710,000	Yorktown Capital LLC	12/03/08	6,678,060
	TOTAL COMMERCIAL PAPER		846,464,410

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 27.05%
16,700,000	Federal Home Loan Bank (FHLB)	10/01/08	16,700,000
37,510,000	FHLB	10/08/08	37,493,078
5,932,000	FHLB	10/10/08	5,928,484
9,055,000	FHLB	10/14/08	9,047,381
27,100,000	FHLB	10/15/08	27,075,054
7,610,000	FHLB	10/16/08	7,602,549
5,000,000	FHLB	10/17/08	4,994,333
18,540,000	FHLB	10/23/08	18,512,808
7,813,000	FHLB	10/24/08	7,801,066
2,151,000	FHLB	10/27/08	2,147,116

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 9,860,000		FHLB		10/28/08	$9,841,253
5,494,000		FHLB		11/03/08	5,481,661
2,995,000		FHLB		11/07/08	2,987,243
3,710,000		FHLB		11/14/08	3,698,958
5,000,000		FHLB		11/19/08	4,982,782
5,070,000		FHLB		11/21/08	5,053,059
3,000,000		FHLB		11/26/08	2,987,867
5,000,000		FHLB		12/03/08	4,977,950
19,000,000		FHLB		12/04/08	18,898,773
10,000,000		FHLB		12/05/08	9,953,688
560,000		FHLB		12/09/08	557,317
5,000,000		FHLB		12/12/08	4,977,310
660,000		FHLB		01/07/09	655,742
5,800,000		FHLB		01/16/09	5,841,487
2,000,000		FHLB		01/21/09	1,985,253
10,000,000		FHLB		02/03/09	9,902,778
4,280,000		FHLB		03/13/09	4,232,134
520,000		FHLB		04/23/09	512,044
4,300,000		Federal Home Loan Mortgage Corp (FHLMC)		10/20/08	4,295,914
9,375,000		FHLMC		10/24/08	9,360,625
8,350,000		FHLMC		10/27/08	8,335,346
3,228,000		FHLMC		11/05/08	3,220,815
1,540,000		FHLMC		11/10/08	1,536,783
7,967,000		FHLMC		11/24/08	7,936,168
2,205,000		FHLMC		12/22/08	2,191,942
4,000,000		FHLMC		01/20/09	3,965,467
4,000,000		FHLMC		01/29/09	3,963,200
3,043,000		FHLMC		02/20/09	3,010,232
5,685,000		Federal National Mortgage Association (FNMA)		10/06/08	5,683,121
8,007,000		FNMA		10/08/08	8,003,297
15,140,000		FNMA		10/22/08	15,118,450
550,000		FNMA		11/05/08	548,610
10,000,000		FNMA		11/07/08	9,975,539
24,715,000		FNMA		11/10/08	24,651,015
9,043,000		FNMA		11/17/08	9,015,916
4,515,000		FNMA		11/20/08	4,499,198
100,000		FNMA		11/21/08	99,632
20,000,000		FNMA		11/26/08	19,920,666
5,688,000		FNMA		11/28/08	5,668,022
2,440,000		FNMA		12/10/08	2,428,077
4,500,000		FNMA		12/15/08	4,474,500
5,000,000		FNMA		12/19/08	4,972,460
4,000,000		FNMA		12/22/08	3,974,762
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			401,678,925

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 2.26%
10,000,000	i	Federal Farm Credit Bank (FFCB)	2.090%	03/12/09	10,000,000
5,000,000	i	Federal Home Loan Bank (FHLB)	2.060	11/20/08	5,000,000
18,500,000	i	FHLB	2.817	09/10/09	18,500,000
		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			33,500,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
VARIABLE NOTES - 2.96%
$ 10,000,000	i	American Express Centurion Bank	2.738%	10/14/08	$10,000,000
5,000,000	i	Bank of Scotland plc	2.667	11/12/08	5,000,000
5,000,000	i	Deutsche Bank AG.	2.240	11/03/08	5,000,000
10,000,000	i	PACCAR Financial Corp	2.835	04/27/09	9,998,913
5,000,000	i	Toyota Motor Credit Corp	2.410	07/10/09	5,000,000
9,000,000	i	Wachovia Bank NA	2.870	11/25/08	9,000,000
		TOTAL VARIABLE NOTES			43,998,913

		TOTAL SHORT-TERM INVESTMENTS			1,486,057,185
		(Cost $1,486,057,185)

		TOTAL PORTFOLIO - 100.09%			1,486,057,185
		(Cost $1,486,057,185)

		OTHER ASSETS & LIABILITIES, NET - (0.09%)			(1,325,344)

		NET ASSETS - 100.00%			$1,484,731,841

	i	Floating rate or variable rate securities reflects the rate at September 30, 2008.

		The following abbreviations are used in portfolio descriptions:
		LLC - Limited Liability Company
		plc - Public Limited Company

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the TIAA-CREF Institutional Mutual Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Growth Equity Fund, Growth & Income Fund, International Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Mid-Cap Growth Index Fund, Mid-Cap Value Index Fund, Mid-Cap Blend Index Fund, Small-Cap Growth Index Fund, Small-Cap Value Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Social Choice Equity Fund, Real Estate Securities Fund, Managed Allocation Fund II, Bond Fund, Bond Plus Fund II, Short-Term Bond Fund II, High-Yield Fund II, Tax-Exempt Bond Fund II, Inflation-Linked Bond Fund and Money Market Fund, (constituting the TIAA-CREF Institutional Mutual Funds, hereafter referred to as the "Funds") as of September 30, 2008, and for the period then ended and have issued our unqualified report thereon dated November 24, 2008 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Funds' schedule of investments in securities (the Schedules) as of September 30, 2008 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Funds' management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP
New York, New York
November 24, 2008

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

Shares	Company	Value
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
12,925,617	TIAA-CREF Institutional Bond Fund	$124,990,718
2,926,392	TIAA-CREF Institutional Enhanced International Equity Index Fund	20,045,784
2,505,443	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	20,018,488
2,496,697	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	20,048,479
1,716,280	TIAA-CREF Institutional Growth & Income Fund	14,004,848
5,327,990	TIAA-CREF Institutional Growth Equity Fund	36,283,612
1,307,129	TIAA-CREF Institutional High-Yield Fund II	10,992,952
1,323,179	TIAA-CREF Institutional Inflation-Linked Bond Fund	13,324,417
2,983,179	TIAA-CREF Institutional International Equity Fund	25,893,993
472,291	TIAA-CREF Institutional Large-Cap Growth Fund	4,231,731
3,455,498	TIAA-CREF Institutional Large-Cap Value Fund	39,945,553
73,185	TIAA-CREF Institutional Mid-Cap Growth Fund	1,046,553
69,157	TIAA-CREF Institutional Mid-Cap Value Fund	1,022,145
775,149	TIAA-CREF Institutional Money Market Fund	775,149
1,843,950	TIAA-CREF Institutional Short-Term Bond Fund II	18,033,832
913,297	TIAA-CREF Institutional Small-Cap Equity Fund	11,060,028
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $413,409,552)	361,718,282

	TOTAL PORTFOLIO (Cost $413,409,552)	361,718,282
	OTHER ASSETS & LIABILITIES, NET	(162,262)
	NET ASSETS	$361,556,020

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

1

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

Shares	Company	Value
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
9,305,688	TIAA-CREF Institutional Bond Fund	$89,985,999
2,861,451	TIAA-CREF Institutional Enhanced International Equity Index Fund	19,600,943
2,415,706	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	19,301,492
2,363,022	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	18,975,066
1,690,123	TIAA-CREF Institutional Growth & Income Fund	13,791,401
5,116,534	TIAA-CREF Institutional Growth Equity Fund	34,843,596
998,614	TIAA-CREF Institutional High-Yield Fund II	8,398,340
776,522	TIAA-CREF Institutional Inflation-Linked Bond Fund	7,819,578
2,801,001	TIAA-CREF Institutional International Equity Fund	24,312,686
388,337	TIAA-CREF Institutional Large-Cap Growth Fund	3,479,501
3,338,570	TIAA-CREF Institutional Large-Cap Value Fund	38,593,869
69,366	TIAA-CREF Institutional Mid-Cap Growth Fund	991,937
65,190	TIAA-CREF Institutional Mid-Cap Value Fund	963,510
1,021,636	TIAA-CREF Institutional Short-Term Bond Fund II	9,991,602
862,584	TIAA-CREF Institutional Small-Cap Equity Fund	10,445,898
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $348,974,363)	301,495,418

	TOTAL PORTFOLIO (Cost $348,974,363)	301,495,418
	OTHER ASSETS & LIABILITIES, NET	1,396,576
	NET ASSETS	$302,891,994

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

2

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

Shares	Company	Value
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
7,204,382	TIAA-CREF Institutional Bond Fund	$69,666,373
2,955,779	TIAA-CREF Institutional Enhanced International Equity Index Fund	20,247,089
2,502,566	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	19,995,502
2,516,889	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	20,210,617
2,025,642	TIAA-CREF Institutional Growth & Income Fund	16,529,236
5,196,563	TIAA-CREF Institutional Growth Equity Fund	35,388,592
1,169,685	TIAA-CREF Institutional High-Yield Fund II	9,837,048
333,458	TIAA-CREF Institutional Inflation-Linked Bond Fund	3,357,926
3,011,772	TIAA-CREF Institutional International Equity Fund	26,142,182
442,771	TIAA-CREF Institutional Large-Cap Growth Fund	3,967,225
3,385,413	TIAA-CREF Institutional Large-Cap Value Fund	39,135,373
88,353	TIAA-CREF Institutional Mid-Cap Growth Fund	1,263,441
77,504	TIAA-CREF Institutional Mid-Cap Value Fund	1,145,506
345,572	TIAA-CREF Institutional Short-Term Bond Fund II	3,379,697
914,735	TIAA-CREF Institutional Small-Cap Equity Fund	11,077,443
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $330,768,130)	281,343,250

	TOTAL PORTFOLIO (Cost $330,768,130)	281,343,250
	OTHER ASSETS & LIABILITIES, NET	1,974,971
	NET ASSETS	$283,318,221

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

3

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

Shares	Company	Value
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
4,957,906	TIAA-CREF Institutional Bond Fund	$47,942,952
2,916,440	TIAA-CREF Institutional Enhanced International Equity Index Fund	19,977,616
2,450,176	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	19,576,904
2,475,306	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	19,876,707
2,079,230	TIAA-CREF Institutional Growth & Income Fund	16,966,521
5,082,864	TIAA-CREF Institutional Growth Equity Fund	34,614,303
1,050,952	TIAA-CREF Institutional High-Yield Fund II	8,838,505
2,967,315	TIAA-CREF Institutional International Equity Fund	25,756,292
392,408	TIAA-CREF Institutional Large-Cap Growth Fund	3,515,975
3,306,642	TIAA-CREF Institutional Large-Cap Value Fund	38,224,785
90,790	TIAA-CREF Institutional Mid-Cap Growth Fund	1,298,290
79,217	TIAA-CREF Institutional Mid-Cap Value Fund	1,170,831
899,495	TIAA-CREF Institutional Small-Cap Equity Fund	10,892,888
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $297,615,922)	248,652,569

	TOTAL PORTFOLIO (Cost $297,615,922)	248,652,569
	OTHER ASSETS & LIABILITIES, NET	2,486,384
	NET ASSETS	$251,138,953

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

4

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

Shares	Company	Value
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
2,703,213	TIAA-CREF Institutional Bond Fund	$26,140,070
2,869,738	TIAA-CREF Institutional Enhanced International Equity Index Fund	19,657,704
2,451,788	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	19,589,784
2,453,987	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	19,705,515
2,100,963	TIAA-CREF Institutional Growth & Income Fund	17,143,855
5,097,303	TIAA-CREF Institutional Growth Equity Fund	34,712,633
913,335	TIAA-CREF Institutional High-Yield Fund II	7,681,149
2,943,368	TIAA-CREF Institutional International Equity Fund	25,548,438
338,778	TIAA-CREF Institutional Large-Cap Growth Fund	3,035,447
3,249,998	TIAA-CREF Institutional Large-Cap Value Fund	37,569,972
85,962	TIAA-CREF Institutional Mid-Cap Growth Fund	1,229,257
81,469	TIAA-CREF Institutional Mid-Cap Value Fund	1,204,116
899,550	TIAA-CREF Institutional Small-Cap Equity Fund	10,893,552
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $271,988,625)	224,111,492

	TOTAL PORTFOLIO (Cost $271,988,625)	224,111,492
	OTHER ASSETS & LIABILITIES, NET	2,279,237
	NET ASSETS	$226,390,729

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

5

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

Shares	Company	Value
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
1,421,991	TIAA-CREF Institutional Bond Fund	$13,750,655
2,657,721	TIAA-CREF Institutional Enhanced International Equity Index Fund	18,205,386
2,275,680	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	18,182,684
2,303,121	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	18,494,058
2,174,336	TIAA-CREF Institutional Growth & Income Fund	17,742,578
4,420,915	TIAA-CREF Institutional Growth Equity Fund	30,106,430
785,845	TIAA-CREF Institutional High-Yield Fund II	6,608,954
2,873,818	TIAA-CREF Institutional International Equity Fund	24,944,737
395,331	TIAA-CREF Institutional Large-Cap Growth Fund	3,542,162
2,862,048	TIAA-CREF Institutional Large-Cap Value Fund	33,085,279
86,903	TIAA-CREF Institutional Mid-Cap Growth Fund	1,242,716
83,768	TIAA-CREF Institutional Mid-Cap Value Fund	1,238,097
874,492	TIAA-CREF Institutional Small-Cap Equity Fund	10,590,093
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $241,100,388)	197,733,829

	TOTAL PORTFOLIO (Cost $241,100,388)	197,733,829
	OTHER ASSETS & LIABILITIES, NET	3,091,369
	NET ASSETS	$200,825,198

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

6

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

Shares	Company	Value
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
2,051,478	TIAA-CREF Institutional Bond Fund	$19,837,795
3,815,591	TIAA-CREF Institutional Enhanced International Equity Index Fund	26,136,801
3,320,962	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	26,534,489
3,363,680	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	27,010,352
3,204,714	TIAA-CREF Institutional Growth & Income Fund	26,150,463
6,280,779	TIAA-CREF Institutional Growth Equity Fund	42,772,103
1,149,393	TIAA-CREF Institutional High-Yield Fund II	9,666,398
4,178,501	TIAA-CREF Institutional International Equity Fund	36,269,390
794,007	TIAA-CREF Institutional Large-Cap Growth Fund	7,114,299
3,922,865	TIAA-CREF Institutional Large-Cap Value Fund	45,348,315
127,524	TIAA-CREF Institutional Mid-Cap Growth Fund	1,823,600
123,504	TIAA-CREF Institutional Mid-Cap Value Fund	1,825,396
1,280,805	TIAA-CREF Institutional Small-Cap Equity Fund	15,510,551
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $349,044,916)	285,999,952

	TOTAL PORTFOLIO (Cost $349,044,916)	285,999,952
	OTHER ASSETS & LIABILITIES, NET	4,885,627
	NET ASSETS	$290,885,579

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

7

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

Shares	Company	Value
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
32,919	TIAA-CREF Institutional Bond Fund	$318,331
53,770	TIAA-CREF Institutional Enhanced International Equity Index Fund	368,322
45,994	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	367,492
46,659	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	374,669
45,261	TIAA-CREF Institutional Growth & Income Fund	369,333
60,042	TIAA-CREF Institutional Growth Equity Fund	408,884
12,045	TIAA-CREF Institutional High-Yield Fund II	101,302
59,872	TIAA-CREF Institutional International Equity Fund	519,689
21,912	TIAA-CREF Institutional Large-Cap Growth Fund	196,329
55,426	TIAA-CREF Institutional Large-Cap Value Fund	640,722
4,820	TIAA-CREF Institutional Mid-Cap Growth Fund	68,922
4,773	TIAA-CREF Institutional Mid-Cap Value Fund	70,544
24,101	TIAA-CREF Institutional Small-Cap Equity Fund	291,859
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $4,854,264)	4,096,398

	TOTAL PORTFOLIO (Cost $4,854,264)	4,096,398
	OTHER ASSETS & LIABILITIES, NET	(29,072)
	NET ASSETS	$4,067,326

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

8

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

Shares	Company	Value
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
22,261	TIAA-CREF Institutional Bond Fund	$215,265
37,381	TIAA-CREF Institutional Enhanced International Equity Index Fund	256,062
31,554	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	252,119
32,886	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	264,079
30,796	TIAA-CREF Institutional Growth & Income Fund	251,295
42,313	TIAA-CREF Institutional Growth Equity Fund	288,148
7,859	TIAA-CREF Institutional High-Yield Fund II	66,098
41,470	TIAA-CREF Institutional International Equity Fund	359,960
15,157	TIAA-CREF Institutional Large-Cap Growth Fund	135,804
38,376	TIAA-CREF Institutional Large-Cap Value Fund	443,630
1,948	TIAA-CREF Institutional Mid-Cap Growth Fund	27,853
2,007	TIAA-CREF Institutional Mid-Cap Value Fund	29,667
12,442	TIAA-CREF Institutional Small-Cap Equity Fund	150,676
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $3,200,957)	2,740,656

	TOTAL PORTFOLIO (Cost $3,200,957)	2,740,656
	OTHER ASSETS & LIABILITIES, NET	15,063
	NET ASSETS	$2,755,719

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

9

TIAA-CREF LIFECYCLE FUNDS - Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

Shares	Company	Value
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
612,926	TIAA-CREF Institutional Bond Fund	$5,926,990
89,435	TIAA-CREF Institutional Enhanced International Equity Index Fund	612,632
73,004	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	583,302
81,788	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	656,760
74,438	TIAA-CREF Institutional Growth & Income Fund	607,411
91,565	TIAA-CREF Institutional Growth Equity Fund	623,560
31,174	TIAA-CREF Institutional High-Yield Fund II	262,171
82,335	TIAA-CREF Institutional Inflation-Linked Bond Fund	829,108
91,743	TIAA-CREF Institutional International Equity Fund	796,326
33,354	TIAA-CREF Institutional Large-Cap Growth Fund	298,850
80,562	TIAA-CREF Institutional Large-Cap Value Fund	931,301
2,872	TIAA-CREF Institutional Mid-Cap Growth Fund	41,066
5,073	TIAA-CREF Institutional Mid-Cap Value Fund	74,972
65,518	TIAA-CREF Institutional Money Market Fund	65,518
121,281	TIAA-CREF Institutional Short-Term Bond Fund II	1,186,130
27,943	TIAA-CREF Institutional Small-Cap Equity Fund	338,390
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $15,423,063)	13,834,487

	TOTAL PORTFOLIO (Cost $15,423,063)	13,834,487
	OTHER ASSETS & LIABILITIES, NET	(172,411)
	NET ASSETS	$13,662,076

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

10

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the Lifecycle Funds of TIAA-CREF Institutional Mutual Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Lifecycle 2010 Fund, Lifecycle 2015 Fund, Lifecycle 2020 Fund, Lifecycle 2025 Fund, Lifecycle 2030 Fund, Lifecycle 2035 Fund, Lifecycle 2040 Fund, Lifecycle 2045 Fund, Lifecycle 2050 Fund and Lifecycle Retirement Income Fund (constituting the Lifecycle Funds of the TIAA-CREF Institutional Mutual Funds, hereafter referred to as the “Funds”) as of September 30, 2008, and for the period then ended and have issued our unqualified report thereon dated November 24, 2008 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Funds' schedule of investments in securities (the Schedules) as of September 30, 2008 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Funds' management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP
New York, New York
November 24, 2008

11

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

          (b) There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s second fiscal half-year that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS
(formerly known as the TIAA-CREF Institutional Mutual
Funds)

Date:	November 21, 2008	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date:	November 21, 2008	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Date:	November 21, 2008	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification